UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2024

Date of reporting period:	April 30, 2024

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Funds
Semiannual Report
April 30, 2024
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 121
Schedules of Investments 165
Financial Highlights (includes performance information) 451
Shareholder Expense Example 611
Supplemental Information 621

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 635,054 $ 11,784,741 $ 587,513
Investment in affiliated Funds--at cost ..........................................................
$ – $ 40,086 $ 19,927
Assets
Investment in securities--at value  ................................................................ $ 625,311 $ 10,284,040
(a)
$ 552,147
(a)
Investment in affiliated Funds--at value ........................................................... – 40,086 19,927
Cash ............................................................................................... 2 137 –
Receivables:
Dividends and interest ....................................................................... 8,914 80,087 3,970
Expense reimbursement from Manager ..................................................... 8 50 37
Expense reimbursement from Distributor ................................................... – 1 1
Fund shares sold ............................................................................. 2,676 35,412 415
Investment securities sold ................................................................... 2,876 – 35,633
Other assets ........................................................................................ – – 8
Total Assets   639,787 10,439,813 612,138
Liabilities
Accrued management and investment advisory fees .............................................. 198 2,847 192
Accrued administrative service fees .............................................................. – 2 2
Accrued distribution fees .......................................................................... 81 56 30
Accrued service fees .............................................................................. – 8 12
Accrued transfer agent fees ....................................................................... 65 226 170
Accrued directors' expenses ....................................................................... 2 14 2
Accrued professional fees ......................................................................... 25 27 28
Accrued other expenses ........................................................................... 7 81 25
Cash overdraft ..................................................................................... – – 22
Payables:
Dividends payable ........................................................................... 1,548 31,492 –
Fund shares redeemed ....................................................................... 676 5,551 410
Interest expense and fees payable ........................................................... 388 – –
Interfund borrowing ......................................................................... 2,210 – –
Investment securities purchased ............................................................ 3,820 – 48,228
Variation margin on futures ................................................................. – – 654
Collateral obligation on securities loaned, at value ............................................... – 4,960 6,278
Floating rate notes issued .........................................................................
23,715 – –
Total Liabilities
32,735 45,264 56,053
Net Assets Applicable to Outstanding Shares ..................................................
$ 607,052 $ 10,394,549 $ 556,085
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 657,593 $ 12,101,762 $ 681,702
Total distributable earnings (accumulated loss) ...................................................
(50,541) (1,707,213) (125,617)
Total Net Assets
$ 607,052 $ 10,394,549 $ 556,085

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 313,985 $ 201,994 $ 64,766
Shares Issued and Outstanding .............................................................. 32,166 24,486 7,348
Net Asset Value per share ................................................................... $ 9 .76
(b)
$ 8 .25
(b)
$ 8 .81
(b)
Maximum Offering Price ....................................................................
$ 10 .14 $ 8 .44 $ 9 .15
Class C : Net Assets ................................................................................ $ 20,579 N/A N/A
Shares Issued and Outstanding .............................................................. 2,103
Net Asset Value per share ...................................................................
$ 9 .78
(b)
Class J : Net Assets ................................................................................ N/A $ 81,623 $ 94,505
Shares Issued and Outstanding .............................................................. 9,869 10,630
Net Asset Value per share ...................................................................
$ 8 .27
(b)
$ 8 .89
(b)
Institutional : Net Assets ........................................................................... $ 272,488 $ 509,413 $ 337,048
Shares Issued and Outstanding .............................................................. 27,892 61,544 38,264
Net Asset Value per share ...................................................................
$ 9 .77 $ 8 .28 $ 8 .81
R-1 : Net Assets .................................................................................... N/A $ 6,050 $ 3,536
Shares Issued and Outstanding .............................................................. 731 402
Net Asset Value per share ...................................................................
$ 8 .28 $ 8 .80
R-3 : Net Assets .................................................................................... N/A $ 9,402 $ 15,064
Shares Issued and Outstanding .............................................................. 1,133 1,724
Net Asset Value per share ...................................................................
$ 8 .30 $ 8 .74
R-4 : Net Assets .................................................................................... N/A $ 3,486 $ 3,537
Shares Issued and Outstanding .............................................................. 420 395
Net Asset Value per share ...................................................................
$ 8 .30 $ 8 .96
R-5 : Net Assets .................................................................................... N/A $ 17,569 $ 37,629
Shares Issued and Outstanding .............................................................. 2,125 4,299
Net Asset Value per share ...................................................................
$ 8 .27 $ 8 .75
R-6 : Net Assets .................................................................................... N/A $ 9,565,012 N/A
Shares Issued and Outstanding .............................................................. 1,156,683
Net Asset Value per share ...................................................................
$ 8 .27
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,711,967 $ 4,423,013 $ 4,348,371
Investment in affiliated Funds--at cost ..........................................................
$ 114,349 $ 38,553 $ 173,498
Foreign currency--at cost ........................................................................
$ 2,152 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,615,387
(a)
$ 5,256,846 $ 8,312,033
(a)
Investment in affiliated Funds--at value ........................................................... 114,349 38,553 173,498
Foreign currency--at value ........................................................................ 2,114 – –
Cash ............................................................................................... – – 39
Deposits with counterparty ........................................................................ 3,239 – –
Receivables:
Dividends and interest ....................................................................... 28,902 24,082 20,476
Expense reimbursement from Manager ..................................................... 101 20 118
Expense reimbursement from Distributor ................................................... – 2 2
Foreign currency contracts ................................................................. 652 – –
Fund shares sold ............................................................................. 2,065 2,326 2,709
Interfund lending ............................................................................ 2,355 – –
Investment securities sold ................................................................... 30,903 10,279 34,323
OTC swap agreements--at value (premiums paid $ 1,689 , $ 0 and $ 0 ) ...................... 2,201 – –
Variation margin on futures ................................................................. 84 – –
Variation margin on swaps .................................................................. 6 – –
Other assets ........................................................................................ 1 4 30
Total Assets   2,802,359 5,332,112 8,543,228
Liabilities
Accrued management and investment advisory fees .............................................. 1,433 3,213 3,552
Accrued administrative service fees .............................................................. – 1 4
Accrued distribution fees .......................................................................... 334 69 335
Accrued service fees .............................................................................. – 8 37
Accrued transfer agent fees ....................................................................... 436 246 819
Accrued directors' expenses ....................................................................... 7 4 16
Accrued professional fees ......................................................................... 50 38 30
Accrued other expenses ........................................................................... 69 265 202
Cash overdraft ..................................................................................... 23 5,125 –
Deposits from counterparty ....................................................................... 250 – –
Payables:
Foreign currency contracts .................................................................. 54 – –
Fund shares redeemed ....................................................................... 2,920 2,271 2,876
Investment securities purchased ............................................................ 97,908 – 19,275
IRS closing agreement fees related to foreign tax reclaims ................................. – 3,576 –
Options and swaptions contracts written  (premiums received $ 3 , $ 0 and $ 0 ) .............. 1 – –
Short sales (proceeds received $ 5,043 , $ 0 and $ 0 ) ......................................... 4,954 – –
OTC swap agreements--at value (premiums received $ 274 , $ 0 and $ 0 ) ................... 266 – –
Variation margin on futures ................................................................. 163 – –
Collateral obligation on securities loaned, at value ............................................... 39,386 – 52,234
Total Liabilities
148,254 14,816 79,380
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,654,105 $ 5,317,296 $ 8,463,848
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,858,149 $ 4,566,352 $ 4,034,124
Total distributable earnings (accumulated loss) ...................................................
(1,204,044) 750,944 4,429,724
Total Net Assets
$ 2,654,105 $ 5,317,296 $ 8,463,848

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 999,103 $ 224,052 $ 1,213,285
Shares Issued and Outstanding .............................................................. 85,115 16,174 31,342
Net Asset Value per share ................................................................... $ 11 .74
(b)
$ 13 .85
(b)
$ 38 .71
(b)
Maximum Offering Price ....................................................................
$ 12 .20 $ 14 .66 $ 40 .96
Class C : Net Assets ................................................................................ $ 151,673 N/A $ 75,641
Shares Issued and Outstanding .............................................................. 13,004 2,019
Net Asset Value per share ...................................................................
$ 11 .66
(b)
$ 37 .46
(b)
Class J : Net Assets ................................................................................ N/A $ 153,488 $ 80,680
Shares Issued and Outstanding .............................................................. 11,253 2,081
Net Asset Value per share ...................................................................
$ 13 .64
(b)
$ 38 .76
(b)
Institutional : Net Assets ........................................................................... $ 1,372,053 $ 196,452 $ 6,914,713
Shares Issued and Outstanding .............................................................. 117,618 14,285 178,328
Net Asset Value per share ...................................................................
$ 11 .67 $ 13 .75 $ 38 .78
R-1 : Net Assets .................................................................................... N/A $ 2,314 $ 1,191
Shares Issued and Outstanding .............................................................. 167 31
Net Asset Value per share ...................................................................
$ 13 .82 $ 38 .54
R-3 : Net Assets .................................................................................... N/A $ 11,058 $ 27,910
Shares Issued and Outstanding .............................................................. 801 724
Net Asset Value per share ...................................................................
$ 13 .81 $ 38 .56
R-4 : Net Assets .................................................................................... N/A $ 6,118 $ 26,320
Shares Issued and Outstanding .............................................................. 435 681
Net Asset Value per share ...................................................................
$ 14 .06 $ 38 .66
R-5 : Net Assets .................................................................................... N/A $ 19,151 $ 124,108
Shares Issued and Outstanding .............................................................. 1,368 3,205
Net Asset Value per share ...................................................................
$ 14 .00 $ 38 .72
R-6 : Net Assets .................................................................................... $ 131,276 $ 4,704,663 N/A
Shares Issued and Outstanding .............................................................. 11,258 342,014
Net Asset Value per share ...................................................................
$ 11 .66 $ 13 .76
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 513,715 $ 206,523 $ 1,569,884
Investment in affiliated Funds--at cost ..........................................................
$ 60,740 $ 4,232 $ 16,819
Assets
Investment in securities--at value  ................................................................ $ 500,873 $ 237,017
(a)
$ 1,725,075
(a)
Investment in affiliated Funds--at value ........................................................... 60,740 4,232 16,819
Deposits with counterparty ........................................................................ 16,662 – –
Receivables:
Dividends and interest ....................................................................... 7,796 501 4,764
Expense reimbursement from Manager ..................................................... – 32 75
Expense reimbursement from Distributor ................................................... – 1 –
Foreign currency contracts ................................................................. 911 – –
Foreign tax refund ........................................................................... – 14 –
Fund shares sold ............................................................................. 1,190 269 2,682
Investment securities sold ................................................................... 5,061 387 25,656
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ........................... 1,282 – –
Variation margin on swaps .................................................................. 337 – –
Total Assets   594,852 242,453 1,775,071
Liabilities
Accrued management and investment advisory fees .............................................. 357 195 1,274
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 24 12
Accrued service fees .............................................................................. – 2 2
Accrued transfer agent fees ....................................................................... 71 83 322
Accrued directors' expenses ....................................................................... 1 2 4
Accrued foreign tax ............................................................................... – 1,579 –
Accrued professional fees ......................................................................... 27 11 22
Accrued other expenses ........................................................................... 58 78 136
Cash overdraft ..................................................................................... 421 – 9,590
Payables:
Foreign currency contracts .................................................................. 329 – –
Fund shares redeemed ....................................................................... 1,012 314 2,611
Investment securities purchased ............................................................ 16,487 – 7,129
OTC swap agreements--at value (premiums received $ 676 , $ 0 and $ 0 ) ................... 919 – –
Variation margin on futures ................................................................. 73 – –
Collateral obligation on securities loaned, at value ............................................... – 912 11,784
Total Liabilities
19,755 3,201 32,886
Net Assets Applicable to Outstanding Shares ..................................................
$ 575,097 $ 239,252 $ 1,742,185
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 691,967 $ 223,925 $ 1,692,715
Total distributable earnings (accumulated loss) ...................................................
(116,870) 15,327 49,470
Total Net Assets
$ 575,097 $ 239,252 $ 1,742,185

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 67,986 $ 54,304
Shares Issued and Outstanding .............................................................. 2,668 6,880
Net Asset Value per share ................................................................... $ 25 .48
(b)
$ 7 .89
(b)
Maximum Offering Price ....................................................................
$ 26 .96 $ 8 .35
Class J : Net Assets ................................................................................ N/A $ 71,849 N/A
Shares Issued and Outstanding .............................................................. 2,951
Net Asset Value per share ...................................................................
$ 24 .35
(b)
Institutional : Net Assets ........................................................................... $ 575,097 $ 16,204 $ 1,002,396
Shares Issued and Outstanding .............................................................. 65,932 644 116,580
Net Asset Value per share ...................................................................
$ 8 .72 $ 25 .14 $ 8 .60
R-1 : Net Assets .................................................................................... N/A $ 1,292 N/A
Shares Issued and Outstanding .............................................................. 52
Net Asset Value per share ...................................................................
$ 25 .06
R-3 : Net Assets .................................................................................... N/A $ 4,055 $ 804
Shares Issued and Outstanding .............................................................. 161 94
Net Asset Value per share ...................................................................
$ 25 .13 $ 8 .54
R-4 : Net Assets .................................................................................... N/A $ 1,793 $ 698
Shares Issued and Outstanding .............................................................. 71 81
Net Asset Value per share ...................................................................
$ 25 .33 $ 8 .56
R-5 : Net Assets .................................................................................... N/A $ 3,141 $ 7,816
Shares Issued and Outstanding .............................................................. 124 911
Net Asset Value per share ...................................................................
$ 25 .32 $ 8 .58
R-6 : Net Assets .................................................................................... N/A $ 72,932 $ 676,167
Shares Issued and Outstanding .............................................................. 2,896 78,607
Net Asset Value per share ...................................................................
$ 25 .19 $ 8 .60
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ................................................................
$ 808,927 $ 1,957,862 $ 3,561,248
Investment in affiliated Funds--at cost ..........................................................
$ 11,730 $ – $ 204,380
Repurchase agreements--at cost ................................................................
$ – $ 1,055,000 $ –
Foreign currency--at cost ........................................................................
$ – $ – $ 2
Assets
Investment in securities--at value  ................................................................ $ 726,545
(a)
$ 1,957,862 $ 3,432,412
(a)
Investment in affiliated Funds--at value ........................................................... 11,730 – 204,380
Repurchase agreements--at value ................................................................. – 1,055,000 –
Foreign currency--at value ........................................................................ – – 2
Cash ............................................................................................... 5 6,192 132
Deposits with counterparty ........................................................................ 416 – 214
Receivables:
Dividends and interest ....................................................................... 1,974 1,041 54,126
Expense reimbursement from Manager ..................................................... 19 41 43
Expense reimbursement from Distributor ................................................... 1 – –
Foreign currency contracts ................................................................. – – 286
Fund shares sold ............................................................................. 2,197 6 1,011
Investment securities sold ................................................................... 26,220 – 123,134
Variation margin on futures ................................................................. 229 – 39
Other assets ........................................................................................ 19 – 16
Prepaid expenses ..................................................................................

Total Assets   769,355 3,020,145 3,815,795
Liabilities
Accrued management and investment advisory fees .............................................. 258 362 1,749
Accrued distribution fees .......................................................................... 27 – –
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 98 11 21
Accrued directors' expenses ....................................................................... 2 6 4
Accrued professional fees ......................................................................... 26 22 30
Accrued other expenses ........................................................................... 24 – 22
Payables:
Dividends payable ........................................................................... 1,504 12,529 –
Foreign currency contracts .................................................................. – – 83
Fund shares redeemed ....................................................................... 410 1,324 1,265
Investment securities purchased ............................................................ 127,022 – 160,955
Variation margin on futures ................................................................. 195 – 51
Collateral obligation on securities loaned, at value ............................................... – – 115,502
Total Liabilities
129,568 14,254 279,682
Net Assets Applicable to Outstanding Shares ..................................................
$ 639,787 $ 3,005,891 $ 3,536,113
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 917,904 $ 3,005,891 $ 4,204,388
Total distributable earnings (accumulated loss) ...................................................
(278,117) – (668,275)
Total Net Assets
$ 639,787 $ 3,005,891 $ 3,536,113

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 143,061 N/A N/A
Shares Issued and Outstanding .............................................................. 16,713
Net Asset Value per share ................................................................... $ 8 .56
(b)
Maximum Offering Price ....................................................................
$ 8 .76
Class J : Net Assets ................................................................................ $ 66,277 N/A N/A
Shares Issued and Outstanding .............................................................. 7,721
Net Asset Value per share ...................................................................
$ 8 .58
(b)
Institutional : Net Assets ........................................................................... $ 419,044 $ 309,670 $ 3,536,113
Shares Issued and Outstanding .............................................................. 48,859 309,670 435,753
Net Asset Value per share ...................................................................
$ 8 .58 $ 1 .00 $ 8 .11
R-1 : Net Assets .................................................................................... $ 440 N/A N/A
Shares Issued and Outstanding .............................................................. 51
Net Asset Value per share ...................................................................
$ 8 .57
R-3 : Net Assets .................................................................................... $ 2,976 N/A N/A
Shares Issued and Outstanding .............................................................. 347
Net Asset Value per share ...................................................................
$ 8 .58
R-4 : Net Assets .................................................................................... $ 1,727 N/A N/A
Shares Issued and Outstanding .............................................................. 201
Net Asset Value per share ...................................................................
$ 8 .59
R-5 : Net Assets .................................................................................... $ 6,262 N/A N/A
Shares Issued and Outstanding .............................................................. 729
Net Asset Value per share ...................................................................
$ 8 .59
R-6 : Net Assets .................................................................................... N/A $ 2,696,221 N/A
Shares Issued and Outstanding .............................................................. 2,696,221
Net Asset Value per share ...................................................................
$ 1 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Investment in securities--at cost ................................................................
$ 2,601,644 $ 2,013,565 $ 257,414
Investment in affiliated Funds--at cost ..........................................................
$ 80,569 $ 24,535 $ 1,185
Foreign currency--at cost ........................................................................
$ – $ 616 $ 4
Assets
Investment in securities--at value  ................................................................ $ 2,472,469
(a)
$ 1,884,541 $ 308,371
Investment in affiliated Funds--at value ........................................................... 80,569 24,535 1,185
Foreign currency--at value ........................................................................ – 609 4
Cash ............................................................................................... 421 178 –
Deposits with counterparty ........................................................................ – 5,842 –
Receivables:
Dividends and interest ....................................................................... 38,198 3,989 1,305
Expense reimbursement from Manager ..................................................... 32 – 8
Foreign currency contracts ................................................................. 1 791 –
Fund shares sold ............................................................................. 15,214 512 149
Investment securities sold ................................................................... 4,038 81,442 –
Variation margin on futures ................................................................. – 347 –
Variation margin on swaps .................................................................. – 65 –
Total Assets   2,610,942 2,002,851 311,022
Liabilities
Accrued management and investment advisory fees .............................................. 1,057 518 165
Accrued distribution fees .......................................................................... 109 3 1
Accrued service fees .............................................................................. – 2 1
Accrued transfer agent fees ....................................................................... 550 17 20
Accrued directors' expenses ....................................................................... 2 2 1
Accrued foreign tax ............................................................................... – – 479
Accrued professional fees ......................................................................... 28 27 10
Accrued other expenses ........................................................................... 112 28 84
Deposits from counterparty ....................................................................... – 531 –
Payables:
Dividends payable ........................................................................... 13,575 – –
Foreign currency contracts .................................................................. 10 555 –
Fund shares redeemed ....................................................................... 3,642 693 612
Investment securities purchased ............................................................ 36,623 113,139 –
IRS closing agreement fees related to foreign tax reclaims ................................. – – 1,840
Options and swaptions contracts written  (premiums received $ 0 , $ 495 and $ 0 ) ........... – 450 –
Variation margin on futures ................................................................. – 150 –
Variation margin on swaps .................................................................. – 318 –
Collateral obligation on securities loaned, at value ............................................... 40,853 – –
Total Liabilities
96,561 116,433 3,213
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,514,381 $ 1,886,418 $ 307,809
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,934,937 $ 2,105,295 $ 283,297
Total distributable earnings (accumulated loss) ...................................................
(420,556) (218,877) 24,512
Total Net Assets
$ 2,514,381 $ 1,886,418 $ 307,809

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 416,068 N/A N/A
Shares Issued and Outstanding .............................................................. 62,472
Net Asset Value per share ................................................................... $ 6 .66
(b)
Maximum Offering Price ....................................................................
$ 6 .92
Class C : Net Assets ................................................................................ $ 27,894 N/A N/A
Shares Issued and Outstanding .............................................................. 4,129
Net Asset Value per share ...................................................................
$ 6 .76
(b)
Class J : Net Assets ................................................................................ N/A $ 11,985 N/A
Shares Issued and Outstanding .............................................................. 1,692
Net Asset Value per share ...................................................................
$ 7 .09
(b)
Institutional : Net Assets ........................................................................... $ 1,300,790 $ 1,865,984 $ 48,099
Shares Issued and Outstanding .............................................................. 197,178 247,433 3,434
Net Asset Value per share ...................................................................
$ 6 .60 $ 7 .54 $ 14 .01
R-1 : Net Assets .................................................................................... N/A $ 562 $ 1,360
Shares Issued and Outstanding .............................................................. 81 97
Net Asset Value per share ...................................................................
$ 6 .94 $ 13 .98
R-3 : Net Assets .................................................................................... N/A $ 4,627 $ 1,057
Shares Issued and Outstanding .............................................................. 649 75
Net Asset Value per share ...................................................................
$ 7 .13 $ 14 .04
R-4 : Net Assets .................................................................................... N/A $ 1,508 $ 347
Shares Issued and Outstanding .............................................................. 206 25
Net Asset Value per share ...................................................................
$ 7 .32 $ 14 .06
R-5 : Net Assets .................................................................................... N/A $ 1,752 $ 2,530
Shares Issued and Outstanding .............................................................. 237 180
Net Asset Value per share ...................................................................
$ 7 .38 $ 14 .04
R-6 : Net Assets .................................................................................... $ 769,629 N/A $ 254,416
Shares Issued and Outstanding .............................................................. 116,678 18,168
Net Asset Value per share ...................................................................
$ 6 .60 $ 14 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ................................................................
$ 6,092,595 $ 2,805,325 $ 2,908,755
Investment in affiliated Funds--at cost ..........................................................
$ 158,202 $ 68,030 $ 74,744
Foreign currency--at cost ........................................................................
$ – $ – $ 89
Assets
Investment in securities--at value  ................................................................ $ 9,522,988
(a)
$ 7,193,348
(a)
$ 3,283,343
(a)
Investment in affiliated Funds--at value ........................................................... 158,202 68,030 74,744
Foreign currency--at value ........................................................................ – – 87
Cash ............................................................................................... 15 – –
Deposits with counterparty ........................................................................ 684 3,186 861
Receivables:
Dividends and interest ....................................................................... 2,347 4,622 2,428
Expense reimbursement from Manager ..................................................... 131 – 180
Expense reimbursement from Distributor ................................................... 7 19 1
Fund shares sold ............................................................................. 7,881 4,117 522
Investment securities sold ................................................................... 6,872 – 19,010
Variation margin on futures ................................................................. 3 – 1
Other assets ........................................................................................ 13 2 –
Total Assets   9,699,143 7,273,324 3,381,177
Liabilities
Accrued management and investment advisory fees .............................................. 4,903 549 2,086
Accrued administrative service fees .............................................................. 9 18 1
Accrued distribution fees .......................................................................... 177 275 13
Accrued service fees .............................................................................. 57 118 4
Accrued transfer agent fees ....................................................................... 207 307 71
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 14 3 1
Accrued professional fees ......................................................................... 34 17 16
Accrued other expenses ........................................................................... 24 74 29
Payables:
Fund shares redeemed ....................................................................... 3,659 4,776 1,231
Investment securities purchased ............................................................ 10,348 – 30,280
Variation margin on futures ................................................................. 197 1,108 279
Collateral obligation on securities loaned, at value ............................................... 161 12 476
Total Liabilities
19,791 7,257 34,487
Net Assets Applicable to Outstanding Shares ..................................................
$ 9,679,352 $ 7,266,067 $ 3,346,690
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 4,673,205 $ 2,821,289 $ 2,873,568
Total distributable earnings (accumulated loss) ...................................................
5,006,147 4,444,778 473,122
Total Net Assets
$ 9,679,352 $ 7,266,067 $ 3,346,690

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 498,951 $ 727,899 N/A
Shares Issued and Outstanding .............................................................. 29,301 29,484
Net Asset Value per share ................................................................... $ 17.03
(b)
$ 24.69
(b)
Maximum Offering Price ....................................................................
$ 18.02 $ 25.07
Class J: Net Assets ................................................................................ $ 388,651 $ 1,094,433 $ 83,955
Shares Issued and Outstanding .............................................................. 30,553 44,971 4,553
Net Asset Value per share ...................................................................
$ 12.72
(b)
$ 24.34
(b)
$ 18.44
(b)
Institutional: Net Assets ........................................................................... $ 803,148 $ 4,877,435 $ 3,244,415
Shares Issued and Outstanding .............................................................. 43,787 197,474 172,313
Net Asset Value per share ...................................................................
$ 18.34 $ 24.70 $ 18.83
R-1: Net Assets .................................................................................... $ 10,937 $ 14,569 $ 4,195
Shares Issued and Outstanding .............................................................. 838 592 224
Net Asset Value per share ...................................................................
$ 13.06 $ 24.60 $ 18.74
R-3: Net Assets .................................................................................... $ 73,182 $ 155,070 $ 6,875
Shares Issued and Outstanding .............................................................. 4,888 6,266 343
Net Asset Value per share ...................................................................
$ 14.97 $ 24.75 $ 20.06
R-4: Net Assets .................................................................................... $ 45,024 $ 124,714 $ 1,176
Shares Issued and Outstanding .............................................................. 2,862 5,018 62
Net Asset Value per share ...................................................................
$ 15.73 $ 24.86 $ 18.83
R-5: Net Assets .................................................................................... $ 138,146 $ 271,947 $ 6,074
Shares Issued and Outstanding .............................................................. 8,130 10,800 319
Net Asset Value per share ...................................................................
$ 16.99 $ 25.18 $ 19.04
R-6: Net Assets .................................................................................... $ 7,721,313 N/A N/A
Shares Issued and Outstanding .............................................................. 419,865
Net Asset Value per share ...................................................................
$ 18.39
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ................................................................
$ 11,141,060 $ 192,378 $ 1,027,037
Investment in affiliated Funds--at cost ..........................................................
$ 13,006 $ 6,579 $ 30,915
Investment in affiliated securities--at cost ......................................................
$ 85,201 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 22,971,607 $ 208,681 $ 1,229,138
(a)
Investment in affiliated Funds--at value ........................................................... 13,006 6,579 30,915
Investment in affiliated securities--at value ....................................................... 55,825 – –
Deposits with counterparty ........................................................................ – – 619
Receivables:
Dividends and interest ....................................................................... 3,222 45 317
Expense reimbursement from Manager ..................................................... – 1 22
Expense reimbursement from Distributor ................................................... 6 1 1
Fund shares sold ............................................................................. 35,335 137 164
Investment securities sold ................................................................... 5,008 2,909 6,219
Other assets ........................................................................................ 5 – 1
Total Assets   23,084,014 218,353 1,267,396
Liabilities
Accrued management and investment advisory fees .............................................. 11,018 119 858
Accrued administrative service fees .............................................................. 29 1 1
Accrued distribution fees .......................................................................... 493 14 7
Accrued service fees .............................................................................. 97 6 2
Accrued transfer agent fees ....................................................................... 2,143 52 15
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 8 1 2
Accrued professional fees ......................................................................... 28 16 15
Accrued other expenses ........................................................................... 263 8 12
Payables:
Fund shares redeemed ....................................................................... 13,781 353 572
Investment securities purchased ............................................................ 14,234 2,176 1,709
Variation margin on futures ................................................................. – – 219
Collateral obligation on securities loaned, at value ............................................... – – 517
Total Liabilities
42,095 2,746 3,929
Net Assets Applicable to Outstanding Shares ..................................................
$ 23,041,919 $ 215,607 $ 1,263,467
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 11,065,855 $ 216,160 $ 1,020,487
Total distributable earnings (accumulated loss) ...................................................
11,976,064 (553) 242,980
Total Net Assets
$ 23,041,919 $ 215,607 $ 1,263,467

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 1,775,980 N/A N/A
Shares Issued and Outstanding .............................................................. 46,581
Net Asset Value per share ................................................................... $ 38.13
(b)
Maximum Offering Price ....................................................................
$ 40.35
Class C: Net Assets ................................................................................ $ 33,132 N/A N/A
Shares Issued and Outstanding .............................................................. 1,043
Net Asset Value per share ...................................................................
$ 31.77
(b)
Class J: Net Assets ................................................................................ $ 352,646 $ 77,531 $ 42,643
Shares Issued and Outstanding .............................................................. 9,652 12,023 5,661
Net Asset Value per share ...................................................................
$ 36.54
(b)
$ 6.45
(b)
$ 7.53
(b)
Institutional: Net Assets ........................................................................... $ 11,520,478 $ 109,637 $ 1,210,854
Shares Issued and Outstanding .............................................................. 289,406 11,258 105,416
Net Asset Value per share ...................................................................
$ 39.81 $ 9.74 $ 11.49
R-1: Net Assets .................................................................................... $ 98,262 $ 918 $ 1,306
Shares Issued and Outstanding .............................................................. 2,936 140 180
Net Asset Value per share ...................................................................
$ 33.47 $ 6.58 $ 7.26
R-3: Net Assets .................................................................................... $ 48,308 $ 17,761 $ 3,040
Shares Issued and Outstanding .............................................................. 1,318 2,084 313
Net Asset Value per share ...................................................................
$ 36.66 $ 8.52 $ 9.71
R-4: Net Assets .................................................................................... $ 53,394 $ 4,955 $ 2,153
Shares Issued and Outstanding .............................................................. 1,370 525 206
Net Asset Value per share ...................................................................
$ 38.96 $ 9.43 $ 10.43
R-5: Net Assets .................................................................................... $ 259,374 $ 4,805 $ 3,471
Shares Issued and Outstanding .............................................................. 6,679 476 305
Net Asset Value per share ...................................................................
$ 38.84 $ 10.09 $ 11.39
R-6: Net Assets .................................................................................... $ 8,900,345 N/A N/A
Shares Issued and Outstanding .............................................................. 223,297
Net Asset Value per share ...................................................................
$ 39.86
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 1,072,800 $ 3,440,368 $ 880,362
Investment in affiliated Funds--at cost ..........................................................
$ 30,547 $ 107,855 $ –
Repurchase agreements--at cost ................................................................
$ – $ – $ 140,000
Assets
Investment in securities--at value  ................................................................ $ 1,416,256
(a)
$ 3,780,500
(a)
$ 880,362
Investment in affiliated Funds--at value ........................................................... 30,547 107,855 –
Repurchase agreements--at value ................................................................. – – 140,000
Cash ............................................................................................... – – 36
Deposits with counterparty ........................................................................ 1,646 1,555 –
Receivables:
Dividends and interest ....................................................................... 621 3,006 357
Expense reimbursement from Manager ..................................................... – 103 –
Expense reimbursement from Distributor ................................................... 2 3 83
Fund shares sold ............................................................................. 1,051 1,503 4,791
Investment securities sold ................................................................... – 14,340 –
Variation margin on futures ................................................................. – 4 –
Other assets ........................................................................................ – – 27
Total Assets   1,450,123 3,908,869 1,025,656
Liabilities
Accrued management and investment advisory fees .............................................. 181 2,064 328
Accrued administrative service fees .............................................................. 7 2 –
Accrued distribution fees .......................................................................... 38 36 83
Accrued service fees .............................................................................. 43 10 –
Accrued transfer agent fees ....................................................................... 48 456 41
Accrued directors' expenses ....................................................................... 2 8 2
Accrued professional fees ......................................................................... 15 9 22
Accrued other expenses ........................................................................... 20 56 8
Payables:
Dividends payable ........................................................................... – – 3,998
Fund shares redeemed ....................................................................... 939 2,290 3,312
Investment securities purchased ............................................................ 198 6,436 –
Variation margin on futures ................................................................. 576 536 –
Collateral obligation on securities loaned, at value ............................................... 2,591 476 –
Total Liabilities
4,658 12,379 7,794
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,445,465 $ 3,896,490 $ 1,017,862
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,043,631 $ 3,360,255 $ 1,017,862
Total distributable earnings (accumulated loss) ...................................................
401,834 536,235 –
Total Net Assets
$ 1,445,465 $ 3,896,490 $ 1,017,862

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A $ 45,559 $ 340,445
Shares Issued and Outstanding .............................................................. 2,687 340,445
Net Asset Value per share ................................................................... $ 16.96
(b)
$ 1.00
(b)
Maximum Offering Price ....................................................................
$ 17.95 $ 1.00
Class J: Net Assets ................................................................................ $ 146,286 $ 181,613 $ 677,417
Shares Issued and Outstanding .............................................................. 6,709 10,848 677,417
Net Asset Value per share ...................................................................
$ 21.80
(b)
$ 16.74
(b)
$ 1.00
(b)
Institutional: Net Assets ........................................................................... $ 205,766 $ 1,169,865 N/A
Shares Issued and Outstanding .............................................................. 9,041 68,824
Net Asset Value per share ...................................................................
$ 22.76 $ 17.00
R-1: Net Assets .................................................................................... $ 6,010 $ 2,400 N/A
Shares Issued and Outstanding .............................................................. 267 150
Net Asset Value per share ...................................................................
$ 22.48 $ 16.02
R-3: Net Assets .................................................................................... $ 65,731 $ 11,060 N/A
Shares Issued and Outstanding .............................................................. 2,812 663
Net Asset Value per share ...................................................................
$ 23.38 $ 16.68
R-4: Net Assets .................................................................................... $ 44,388 $ 7,831 N/A
Shares Issued and Outstanding .............................................................. 1,888 468
Net Asset Value per share ...................................................................
$ 23.51 $ 16.74
R-5: Net Assets .................................................................................... $ 86,041 $ 29,106 N/A
Shares Issued and Outstanding .............................................................. 3,616 1,726
Net Asset Value per share ...................................................................
$ 23.79 $ 16.86
R-6: Net Assets .................................................................................... $ 891,243 $ 2,449,056 N/A
Shares Issued and Outstanding .............................................................. 39,189 143,694
Net Asset Value per share ...................................................................
$ 22.74 $ 17.04
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 2,126,912 $ 2,268,453 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 86,599 $ 45,169 $ 226,922
Foreign currency--at cost ........................................................................
$ 21,812 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,255,421
(a)
$ 4,146,227 $ –
Investment in affiliated Funds--at value ........................................................... 86,599 45,169 241,784
Foreign currency--at value ........................................................................ 21,757 – –
Deposits with counterparty ........................................................................ 240 – –
Receivables:
Dividends and interest ....................................................................... 17,764 2,224 364
Expense reimbursement from Manager ..................................................... 38 – –
Fund shares sold ............................................................................. 627 2,758 36
Investment securities sold ................................................................... 1,792 25,584 785
Other assets ........................................................................................ – 5 –
Prepaid expenses ..................................................................................
– – 4
Total Assets   2,384,238 4,221,967 242,973
Liabilities
Accrued management and investment advisory fees .............................................. 1,647 1,472 –
Accrued administrative service fees .............................................................. – 3 2
Accrued distribution fees .......................................................................... – 275 4
Accrued service fees .............................................................................. – 17 9
Accrued transfer agent fees ....................................................................... 67 241 1
Accrued directors' expenses ....................................................................... 6 4 1
Accrued professional fees ......................................................................... 35 19 13
Accrued other expenses ........................................................................... 187 51 –
Cash overdraft ..................................................................................... 1 – –
Payables:
Fund shares redeemed ....................................................................... 783 1,556 820
Investment securities purchased ............................................................ 35,716 14,011 364
IRS closing agreement fees related to foreign tax reclaims ................................. 3,659 – –
Variation margin on futures ................................................................. 103 – –
Collateral obligation on securities loaned, at value ............................................... 39,135 – –
Total Liabilities
81,339 17,649 1,214
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,302,899 $ 4,204,318 $ 241,759
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,127,360 $ 2,309,063 $ 219,440
Total distributable earnings (accumulated loss) ...................................................
175,539 1,895,255 22,319
Total Net Assets
$ 2,302,899 $ 4,204,318 $ 241,759
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,276,069 N/A
Shares Issued and Outstanding .............................................................. 17,949
Net Asset Value per share ................................................................... $ 71 .09
(b)
Maximum Offering Price ....................................................................
$ 75 .23
Institutional : Net Assets ........................................................................... $ 2,301,036 $ 2,847,713 $ 200,159
Shares Issued and Outstanding .............................................................. 216,066 38,591 23,909
Net Asset Value per share ...................................................................
$ 10 .65 $ 73 .79 $ 8 .37
R-1 : Net Assets .................................................................................... N/A $ 1,362 $ 1,482
Shares Issued and Outstanding .............................................................. 19 183
Net Asset Value per share ...................................................................
$ 70 .98 $ 8 .11
R-3 : Net Assets .................................................................................... $ 828 $ 31,733 $ 15,746
Shares Issued and Outstanding .............................................................. 79 446 1,942
Net Asset Value per share ...................................................................
$ 10 .51 $ 71 .16 $ 8 .11
R-4 : Net Assets .................................................................................... $ 1,035 $ 11,159 $ 8,015
Shares Issued and Outstanding .............................................................. 98 154 977
Net Asset Value per share ...................................................................
$ 10 .57 $ 72 .32 $ 8 .20
R-5 : Net Assets .................................................................................... N/A $ 36,282 $ 16,357
Shares Issued and Outstanding .............................................................. 498 1,992
Net Asset Value per share ...................................................................
$ 72 .81 $ 8 .21
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,242,431 $ 1,416,135 $ 4,762,148
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,379,041 $ 1,560,889 $ 5,323,835
Receivables:
Dividends and interest ....................................................................... 3,165 1,801 5,371
Expense reimbursement from Distributor ................................................... 11 – 18
Fund shares sold ............................................................................. 661 1,375 3,389
Investment securities sold ................................................................... 915 – –
Other assets ........................................................................................ 1 – –
Prepaid expenses ..................................................................................
– 8 3
Total Assets   2,383,794 1,564,073 5,332,616
Liabilities
Accrued administrative service fees .............................................................. 8 8 15
Accrued distribution fees .......................................................................... 120 24 203
Accrued service fees .............................................................................. 38 44 77
Accrued transfer agent fees ....................................................................... 22 6 107
Accrued directors' expenses ....................................................................... 4 3 7
Accrued professional fees ......................................................................... 16 15 17
Accrued other expenses ........................................................................... 10 – –
Payables:
Fund shares redeemed ....................................................................... 1,541 813 1,494
Investment securities purchased ............................................................ 3,165 2,323 7,107
Total Liabilities
4,924 3,236 9,027
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,378,870 $ 1,560,837 $ 5,323,589
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,170,259 $ 1,385,879 $ 4,691,996
Total distributable earnings (accumulated loss) ...................................................
208,611 174,958 631,593
Total Net Assets
$ 2,378,870 $ 1,560,837 $ 5,323,589
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 85,343 N/A $ 135,839
Shares Issued and Outstanding .............................................................. 6,983 9,922
Net Asset Value per share ................................................................... $ 12 .22
(a)
$ 13 .69
(a)
Maximum Offering Price ....................................................................
$ 12 .70 $ 14 .22
Class J : Net Assets ................................................................................ $ 668,779 N/A $ 1,105,917
Shares Issued and Outstanding .............................................................. 55,728 81,435
Net Asset Value per share ...................................................................
$ 12 .00
(a)
$ 13 .58
(a)
Institutional : Net Assets ........................................................................... $ 1,443,778 $ 1,347,350 $ 3,711,955
Shares Issued and Outstanding .............................................................. 119,328 123,372 272,052
Net Asset Value per share ...................................................................
$ 12 .10 $ 10 .92 $ 13 .64
R-1 : Net Assets .................................................................................... $ 11,717 $ 6,918 $ 18,164
Shares Issued and Outstanding .............................................................. 973 653 1,344
Net Asset Value per share ...................................................................
$ 12 .04 $ 10 .60 $ 13 .51
R-3 : Net Assets .................................................................................... $ 62,089 $ 91,112 $ 132,425
Shares Issued and Outstanding .............................................................. 5,193 8,579 9,766
Net Asset Value per share ...................................................................
$ 11 .96 $ 10 .62 $ 13 .56
R-4 : Net Assets .................................................................................... $ 23,060 $ 31,776 $ 48,443
Shares Issued and Outstanding .............................................................. 1,922 2,948 3,391
Net Asset Value per share ...................................................................
$ 12 .00 $ 10 .78 $ 14 .29
R-5 : Net Assets .................................................................................... $ 84,104 $ 83,681 $ 170,846
Shares Issued and Outstanding .............................................................. 6,995 7,735 12,540
Net Asset Value per share ...................................................................
$ 12 .02 $ 10 .82 $ 13 .62
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,637,168 $ 3,658,953 $ 1,331,131
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,865,516 $ 4,475,155 $ 1,566,261
Receivables:
Dividends and interest ....................................................................... 1,454 2,084 387
Expense reimbursement from Distributor ................................................... – 14 –
Fund shares sold ............................................................................. 2,961 2,114 926
Investment securities sold ................................................................... – 422 –
Other assets ........................................................................................ – 1 –
Prepaid expenses ..................................................................................
10 – 9
Total Assets   1,869,941 4,479,790 1,567,583
Liabilities
Accrued administrative service fees .............................................................. 9 12 7
Accrued distribution fees .......................................................................... 24 160 19
Accrued service fees .............................................................................. 47 69 39
Accrued transfer agent fees ....................................................................... 9 60 8
Accrued directors' expenses ....................................................................... 2 5 2
Accrued professional fees ......................................................................... 13 14 13
Accrued other expenses ........................................................................... – 10 –
Payables:
Fund shares redeemed ....................................................................... 1,322 2,351 351
Investment securities purchased ............................................................ 2,995 2,085 807
Total Liabilities
4,421 4,766 1,246
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,865,520 $ 4,475,024 $ 1,566,337
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,612,603 $ 3,595,278 $ 1,311,946
Total distributable earnings (accumulated loss) ...................................................
252,917 879,746 254,391
Total Net Assets
$ 1,865,520 $ 4,475,024 $ 1,566,337
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 114,327 N/A
Shares Issued and Outstanding .............................................................. 7,538
Net Asset Value per share ................................................................... $ 15 .17
(a)
Maximum Offering Price ....................................................................
$ 16 .05
Class J : Net Assets ................................................................................ N/A $ 831,812 N/A
Shares Issued and Outstanding .............................................................. 53,976
Net Asset Value per share ...................................................................
$ 15 .41
(a)
Institutional : Net Assets ........................................................................... $ 1,638,062 $ 3,198,389 $ 1,380,387
Shares Issued and Outstanding .............................................................. 131,923 204,815 99,757
Net Asset Value per share ...................................................................
$ 12 .42 $ 15 .62 $ 13 .84
R-1 : Net Assets .................................................................................... $ 7,573 $ 14,252 $ 3,982
Shares Issued and Outstanding .............................................................. 627 925 301
Net Asset Value per share ...................................................................
$ 12 .09 $ 15 .41 $ 13 .27
R-3 : Net Assets .................................................................................... $ 93,017 $ 115,914 $ 77,801
Shares Issued and Outstanding .............................................................. 7,667 7,575 5,829
Net Asset Value per share ...................................................................
$ 12 .13 $ 15 .30 $ 13 .35
R-4 : Net Assets .................................................................................... $ 35,275 $ 46,451 $ 24,393
Shares Issued and Outstanding .............................................................. 2,874 3,023 1,801
Net Asset Value per share ...................................................................
$ 12 .27 $ 15 .36 $ 13 .54
R-5 : Net Assets .................................................................................... $ 91,593 $ 153,879 $ 79,774
Shares Issued and Outstanding .............................................................. 7,433 9,926 5,884
Net Asset Value per share ...................................................................
$ 12 .32 $ 15 .50 $ 13 .56
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,472,598 $ 887,431 $ 860,589
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,090,920 $ 1,018,164 $ 961,790
Receivables:
Dividends and interest ....................................................................... 217 67 64
Expense reimbursement from Manager ..................................................... 1 – –
Expense reimbursement from Distributor ................................................... 5 – –
Fund shares sold ............................................................................. 752 784 603
Investment securities sold ................................................................... 1,323 – 267
Prepaid expenses ..................................................................................
– 8 12
Total Assets   3,093,218 1,019,023 962,736
Liabilities
Accrued administrative service fees .............................................................. 10 4 3
Accrued distribution fees .......................................................................... 82 13 10
Accrued service fees .............................................................................. 51 23 15
Accrued transfer agent fees ....................................................................... 87 8 12
Accrued directors' expenses ....................................................................... 3 1 1
Accrued professional fees ......................................................................... 13 12 12
Accrued other expenses ........................................................................... 6 – –
Payables:
Fund shares redeemed ....................................................................... 1,867 89 685
Investment securities purchased ............................................................ 217 569 64
Total Liabilities
2,336 719 802
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,090,882 $ 1,018,304 $ 961,934
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,434,652 $ 876,667 $ 850,060
Total distributable earnings (accumulated loss) ...................................................
656,230 141,637 111,874
Total Net Assets
$ 3,090,882 $ 1,018,304 $ 961,934
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 106,072 N/A N/A
Shares Issued and Outstanding .............................................................. 6,391
Net Asset Value per share ................................................................... $ 16 .60
(a)
Maximum Offering Price ....................................................................
$ 17 .57
Class J : Net Assets ................................................................................ $ 278,478 N/A $ 16,826
Shares Issued and Outstanding .............................................................. 17,603 1,025
Net Asset Value per share ...................................................................
$ 15 .82
(a)
$ 16 .42
(a)
Institutional : Net Assets ........................................................................... $ 2,460,396 $ 905,730 $ 874,657
Shares Issued and Outstanding .............................................................. 149,030 58,392 52,719
Net Asset Value per share ...................................................................
$ 16 .51 $ 15 .51 $ 16 .59
R-1 : Net Assets .................................................................................... $ 11,786 $ 2,696 $ 3,362
Shares Issued and Outstanding .............................................................. 725 182 210
Net Asset Value per share ...................................................................
$ 16 .26 $ 14 .80 $ 16 .02
R-3 : Net Assets .................................................................................... $ 89,663 $ 51,393 $ 30,282
Shares Issued and Outstanding .............................................................. 5,537 3,442 1,860
Net Asset Value per share ...................................................................
$ 16 .19 $ 14 .93 $ 16 .28
R-4 : Net Assets .................................................................................... $ 38,111 $ 15,373 $ 8,600
Shares Issued and Outstanding .............................................................. 2,330 1,014 525
Net Asset Value per share ...................................................................
$ 16 .35 $ 15 .16 $ 16 .39
R-5 : Net Assets .................................................................................... $ 106,376 $ 43,112 $ 28,207
Shares Issued and Outstanding .............................................................. 6,482 2,831 1,717
Net Asset Value per share ...................................................................
$ 16 .41 $ 15 .23 $ 16 .43
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 175,095 $ 22,228 $ 270,862
Assets
Investment in affiliated Funds--at value ........................................................... $ 186,076 $ 23,282 $ 269,129
Receivables:
Dividends and interest ....................................................................... 12 2 132
Expense reimbursement from Manager ..................................................... – 4 4
Expense reimbursement from Distributor ................................................... – – 4
Fund shares sold ............................................................................. 299 64 43
Investment securities sold ................................................................... 329 – 147
Prepaid expenses ..................................................................................
– 13 6
Total Assets   186,716 23,365 269,465
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 2 – 27
Accrued service fees .............................................................................. 4 – –
Accrued transfer agent fees ....................................................................... 1 1 3
Accrued directors' expenses ....................................................................... 1 – 1
Accrued professional fees ......................................................................... 12 13 12
Accrued other expenses ........................................................................... 4 – –
Payables:
Fund shares redeemed ....................................................................... 576 – 190
Investment securities purchased ............................................................ 12 65 132
Total Liabilities
613 79 365
Net Assets Applicable to Outstanding Shares ..................................................
$ 186,103 $ 23,286 $ 269,100
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 173,447 $ 22,007 $ 268,996
Total distributable earnings (accumulated loss) ...................................................
12,656 1,279 104
Total Net Assets
$ 186,103 $ 23,286 $ 269,100
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 292 $ 218,212
Shares Issued and Outstanding .............................................................. 25 19,969
Net Asset Value per share ...................................................................
$ 11 .83
(a)
$ 10 .93
(a)
Institutional : Net Assets ........................................................................... $ 168,485 $ 21,956 $ 16,229
Shares Issued and Outstanding .............................................................. 12,451 1,863 1,478
Net Asset Value per share ...................................................................
$ 13 .53 $ 11 .79 $ 10 .98
R-1 : Net Assets .................................................................................... $ 250 $ 78 N/A
Shares Issued and Outstanding .............................................................. 19 7
Net Asset Value per share ...................................................................
$ 13 .26 $ 11 .66
R-3 : Net Assets .................................................................................... $ 8,660 $ 355 N/A
Shares Issued and Outstanding .............................................................. 648 30
Net Asset Value per share ...................................................................
$ 13 .37 $ 11 .71
R-4 : Net Assets .................................................................................... $ 2,352 $ 157 N/A
Shares Issued and Outstanding .............................................................. 175 13
Net Asset Value per share ...................................................................
$ 13 .40 $ 11 .74
R-5 : Net Assets .................................................................................... $ 6,356 $ 448 N/A
Shares Issued and Outstanding .............................................................. 473 38
Net Asset Value per share ...................................................................
$ 13 .44 $ 11 .75
R-6 : Net Assets .................................................................................... N/A N/A $ 34,659
Shares Issued and Outstanding .............................................................. 3,149
Net Asset Value per share ...................................................................
$ 11 .01
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 508,084 $ 763,133 $ 806,686
Assets
Investment in affiliated Funds--at value ........................................................... $ 508,724 $ 769,091 $ 826,221
Receivables:
Dividends and interest ....................................................................... 193 191 25
Expense reimbursement from Manager ..................................................... 3 2 2
Expense reimbursement from Distributor ................................................... 5 9 7
Fund shares sold ............................................................................. 3 2,515 1,484
Investment securities sold ................................................................... 411 – –
Prepaid transfer agent fees ........................................................................ 22 52 –
Prepaid expenses ..................................................................................
14 – 12
Total Assets   509,375 771,860 827,751
Liabilities
Accrued distribution fees .......................................................................... 39 64 56
Accrued transfer agent fees ....................................................................... 12 21 15
Accrued directors' expenses ....................................................................... 2 2 1
Accrued professional fees ......................................................................... 12 12 12
Accrued other expenses ........................................................................... – 1 –
Payables:
Fund shares redeemed ....................................................................... 413 404 224
Investment securities purchased ............................................................ 193 2,299 1,286
Total Liabilities
671 2,803 1,594
Net Assets Applicable to Outstanding Shares ..................................................
$ 508,704 $ 769,057 $ 826,157
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 503,952 $ 757,123 $ 799,594
Total distributable earnings (accumulated loss) ...................................................
4,752 11,934 26,563
Total Net Assets
$ 508,704 $ 769,057 $ 826,157
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 314,779 $ 526,084 $ 461,412
Shares Issued and Outstanding .............................................................. 27,959 43,428 37,237
Net Asset Value per share ...................................................................
$ 11 .26
(a)
$ 12 .11
(a)
$ 12 .39
(a)
Institutional : Net Assets ........................................................................... $ 37,027 $ 57,172 $ 79,605
Shares Issued and Outstanding .............................................................. 3,269 4,695 6,378
Net Asset Value per share ...................................................................
$ 11 .33 $ 12 .18 $ 12 .48
R-6 : Net Assets .................................................................................... $ 156,898 $ 185,801 $ 285,140
Shares Issued and Outstanding .............................................................. 13,849 15,250 22,863
Net Asset Value per share ...................................................................
$ 11 .33 $ 12 .18 $ 12 .47
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 596,119 $ 620,024 $ 380,718
Assets
Investment in affiliated Funds--at value ........................................................... $ 620,812 $ 665,908 $ 414,614
Receivables:
Expense reimbursement from Manager ..................................................... 2 2 3
Expense reimbursement from Distributor ................................................... 5 5 3
Fund shares sold ............................................................................. 1,261 207 773
Other assets ........................................................................................ – 1 –
Prepaid transfer agent fees ........................................................................ 4 28 –
Prepaid expenses ..................................................................................
3 2 –
Total Assets   622,087 666,153 415,393
Liabilities
Accrued distribution fees .......................................................................... 38 41 21
Accrued transfer agent fees ....................................................................... – 20 13
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 12 12 12
Payables:
Fund shares redeemed ....................................................................... 133 182 370
Investment securities purchased ............................................................ 1,128 26 404
Total Liabilities
1,312 282 821
Net Assets Applicable to Outstanding Shares ..................................................
$ 620,775 $ 665,871 $ 414,572
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 590,017 $ 612,325 $ 375,203
Total distributable earnings (accumulated loss) ...................................................
30,758 53,546 39,369
Total Net Assets
$ 620,775 $ 665,871 $ 414,572
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 313,976 $ 335,070 $ 171,281
Shares Issued and Outstanding .............................................................. 23,778 24,475 11,989
Net Asset Value per share ...................................................................
$ 13 .20
(a)
$ 13 .69
(a)
$ 14 .29
(a)
Institutional : Net Assets ........................................................................... $ 79,403 $ 71,998 $ 58,386
Shares Issued and Outstanding .............................................................. 5,972 5,218 4,061
Net Asset Value per share ...................................................................
$ 13 .30 $ 13 .80 $ 14 .38
R-6 : Net Assets .................................................................................... $ 227,396 $ 258,803 $ 184,905
Shares Issued and Outstanding .............................................................. 17,079 18,724 12,840
Net Asset Value per share ...................................................................
$ 13 .31 $ 13 .82 $ 14 .40
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 335,827 $ 204,981 $ 105,196
Assets
Investment in affiliated Funds--at value ........................................................... $ 370,844 $ 223,513 $ 114,054
Receivables:
Expense reimbursement from Manager ..................................................... 3 4 6
Expense reimbursement from Distributor ................................................... 2 1 1
Fund shares sold ............................................................................. 427 268 199
Other assets ........................................................................................ 1 – –
Total Assets   371,277 223,786 114,260
Liabilities
Accrued distribution fees .......................................................................... 18 10 5
Accrued transfer agent fees ....................................................................... 3 8 7
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 12 12 13
Accrued other expenses ........................................................................... 2 – 3
Payables:
Fund shares redeemed ....................................................................... 36 157 118
Investment securities purchased ............................................................ 393 111 79
Total Liabilities
465 299 226
Net Assets Applicable to Outstanding Shares ..................................................
$ 370,812 $ 223,487 $ 114,034
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 330,724 $ 202,073 $ 103,783
Total distributable earnings (accumulated loss) ...................................................
40,088 21,414 10,251
Total Net Assets
$ 370,812 $ 223,487 $ 114,034
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 142,856 $ 81,181 $ 43,128
Shares Issued and Outstanding .............................................................. 9,735 5,372 2,769
Net Asset Value per share ...................................................................
$ 14 .67
(a)
$ 15 .11
(a)
$ 15 .57
(a)
Institutional : Net Assets ........................................................................... $ 51,968 $ 34,428 $ 15,992
Shares Issued and Outstanding .............................................................. 3,522 2,262 1,015
Net Asset Value per share ...................................................................
$ 14 .75 $ 15 .22 $ 15 .76
R-6 : Net Assets .................................................................................... $ 175,988 $ 107,878 $ 54,914
Shares Issued and Outstanding .............................................................. 11,925 7,071 3,474
Net Asset Value per share ...................................................................
$ 14 .76 $ 15 .26 $ 15 .81
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 31,367 $ 2,401 $ 133,975
Assets
Investment in affiliated Funds--at value ........................................................... $ 33,358 $ 2,517 $ 127,801
Receivables:
Dividends and interest ....................................................................... – – 65
Expense reimbursement from Manager ..................................................... 8 7 4
Expense reimbursement from Distributor ................................................... – – 2
Fund shares sold ............................................................................. 90 1 12
Investment securities sold ................................................................... – – 31
Prepaid registration fees ........................................................................... – – 15
Prepaid expenses ..................................................................................

Total Assets   33,456 2,548 127,930
Liabilities
Accrued distribution fees .......................................................................... 2 – 11
Accrued transfer agent fees ....................................................................... 2 1 3
Accrued directors' expenses ....................................................................... 1 – 1
Accrued professional fees ......................................................................... 14 13 12
Accrued other expenses ........................................................................... 5 – 2
Payables:
Fund shares redeemed ....................................................................... 33 1 44
Investment securities purchased ............................................................ 57 – 64
Total Liabilities
114 15 137
Net Assets Applicable to Outstanding Shares ..................................................
$ 33,342 $ 2,533 $ 127,793
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 30,915 $ 2,398 $ 133,234
Total distributable earnings (accumulated loss) ...................................................
2,427 135 (5,441)
Total Net Assets
$ 33,342 $ 2,533 $ 127,793
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 13,509 $ 676 $ 88,942
Shares Issued and Outstanding .............................................................. 957 57 8,988
Net Asset Value per share ...................................................................
$ 14 .11
(a)
$ 11 .95
(a)
$ 9 .90
(a)
Institutional : Net Assets ........................................................................... $ 2,536 $ 146 $ 9,297
Shares Issued and Outstanding .............................................................. 177 12 934
Net Asset Value per share ...................................................................
$ 14 .34 $ 11 .83 $ 9 .95
R-6 : Net Assets .................................................................................... $ 17,297 $ 1,711 $ 29,554
Shares Issued and Outstanding .............................................................. 1,205 144 2,965
Net Asset Value per share ...................................................................
$ 14 .35 $ 11 .84 $ 9 .97
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 4,932,872 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 809,292 $ 55,109 $ 3,637,428
Assets
Investment in securities--at value  ................................................................ $ – $ 5,438,447 $ –
Investment in affiliated Funds--at value ........................................................... 784,290 55,109 4,389,906
Receivables:
Dividends and interest ....................................................................... 1,193 2,568 3,504
Expense reimbursement from Manager ..................................................... 7 132 –
Expense reimbursement from Distributor ................................................... 4 2 24
Fund shares sold ............................................................................. 853 6,850 2,313
Investment securities sold ................................................................... – 18,205 1,964
Total Assets   786,347 5,521,313 4,397,711
Liabilities
Accrued management and investment advisory fees .............................................. – 3,686 1,005
Accrued administrative service fees .............................................................. 2 3 2
Accrued distribution fees .......................................................................... 42 75 725
Accrued service fees .............................................................................. 10 23 13
Accrued transfer agent fees ....................................................................... 14 884 224
Accrued directors' expenses ....................................................................... 1 5 7
Accrued professional fees ......................................................................... 12 14 14
Accrued other expenses ........................................................................... – 197 46
Payables:
Fund shares redeemed ....................................................................... 610 8,935 4,353
Investment securities purchased ............................................................ 1,419 25,384 3,358
Total Liabilities
2,110 39,206 9,747
Net Assets Applicable to Outstanding Shares ..................................................
$ 784,237 $ 5,482,107 $ 4,387,964
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 798,751 $ 5,045,489 $ 3,604,644
Total distributable earnings (accumulated loss) ...................................................
(14,514) 436,618 783,320
Total Net Assets
$ 784,237 $ 5,482,107 $ 4,387,964
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 925,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 36,508 $ 178,843 $ 2,080,196
Shares Issued and Outstanding .............................................................. 3,299 7,132 132,782
Net Asset Value per share ................................................................... $ 11 .07
(a)
$ 25 .08
(a)
$ 15 .67
(a)
Maximum Offering Price ....................................................................
$ 11 .50 $ 26 .54 $ 16 .58
Class C : Net Assets ................................................................................ N/A $ 16,729 $ 124,725
Shares Issued and Outstanding .............................................................. 681 8,180
Net Asset Value per share ...................................................................
$ 24 .56
(a)
$ 15 .25
(a)
Class J : Net Assets ................................................................................ $ 228,134 $ 121,195 $ 1,458,346
Shares Issued and Outstanding .............................................................. 20,993 5,014 97,793
Net Asset Value per share ...................................................................
$ 10 .87
(a)
$ 24 .17
(a)
$ 14 .91
(a)
Institutional : Net Assets ........................................................................... $ 470,860 $ 3,191,099 $ 662,843
Shares Issued and Outstanding .............................................................. 43,020 127,165 43,300
Net Asset Value per share ...................................................................
$ 10 .95 $ 25 .09 $ 15 .31
R-1 : Net Assets .................................................................................... $ 4,473 $ 1,945 $ 2,122
Shares Issued and Outstanding .............................................................. 407 79 139
Net Asset Value per share ...................................................................
$ 10 .98 $ 24 .73 $ 15 .24
R-3 : Net Assets .................................................................................... $ 18,412 $ 25,658 $ 21,169
Shares Issued and Outstanding .............................................................. 1,698 1,055 1,390
Net Asset Value per share ...................................................................
$ 10 .84 $ 24 .32 $ 15 .23
R-4 : Net Assets .................................................................................... $ 7,219 $ 10,730 $ 10,690
Shares Issued and Outstanding .............................................................. 664 447 699
Net Asset Value per share ...................................................................
$ 10 .87 $ 24 .00 $ 15 .29
R-5 : Net Assets .................................................................................... $ 18,631 $ 68,012 $ 27,873
Shares Issued and Outstanding .............................................................. 1,702 2,828 1,824
Net Asset Value per share ...................................................................
$ 10 .95 $ 24 .05 $ 15 .28
R-6 : Net Assets .................................................................................... N/A $ 1,867,896 N/A
Shares Issued and Outstanding .............................................................. 74,470
Net Asset Value per share ...................................................................
$ 25 .08
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,595,054 $ 2,281,468 $ 2,286,441
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,750,875 $ 3,039,574 $ 2,323,176
Receivables:
Dividends and interest ....................................................................... 2,135 1,098 3,382
Expense reimbursement from Distributor ................................................... 16 14 19
Fund shares sold ............................................................................. 1,695 1,265 4,861
Investment securities sold ................................................................... 380 – 1,233
Total Assets   1,755,101 3,041,951 2,332,671
Liabilities
Accrued management and investment advisory fees .............................................. 400 699 532
Accrued administrative service fees .............................................................. 1 1 1
Accrued distribution fees .......................................................................... 267 526 403
Accrued service fees .............................................................................. 9 9 6
Accrued transfer agent fees ....................................................................... 23 163 72
Accrued directors' expenses ....................................................................... 3 4 4
Accrued professional fees ......................................................................... 12 11 14
Accrued other expenses ........................................................................... 24 26 15
Payables:
Dividends payable ........................................................................... – – 4,099
Fund shares redeemed ....................................................................... 2,334 1,617 2,012
Investment securities purchased ............................................................ 2,083 1,066 3,291
Total Liabilities
5,156 4,122 10,449
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,749,945 $ 3,037,829 $ 2,322,222
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,625,633 $ 2,259,279 $ 2,389,781
Total distributable earnings (accumulated loss) ...................................................
124,312 778,550 (67,559)
Total Net Assets
$ 1,749,945 $ 3,037,829 $ 2,322,222
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 515,061 $ 1,659,307 $ 924,817
Shares Issued and Outstanding .............................................................. 43,754 89,765 80,330
Net Asset Value per share ................................................................... $ 11 .77
(a)
$ 18 .48
(a)
$ 11 .51
(a)
Maximum Offering Price ....................................................................
$ 12 .46 $ 19 .56 $ 11 .96
Class C : Net Assets ................................................................................ $ 44,058 $ 90,589 $ 82,079
Shares Issued and Outstanding .............................................................. 3,791 5,464 7,213
Net Asset Value per share ...................................................................
$ 11 .62
(a)
$ 16 .58
(a)
$ 11 .38
(a)
Class J : Net Assets ................................................................................ $ 959,225 $ 807,969 $ 1,115,361
Shares Issued and Outstanding .............................................................. 82,924 46,186 97,936
Net Asset Value per share ...................................................................
$ 11 .57
(a)
$ 17 .49
(a)
$ 11 .39
(a)
Institutional : Net Assets ........................................................................... $ 189,176 $ 437,210 $ 171,249
Shares Issued and Outstanding .............................................................. 16,281 24,461 14,934
Net Asset Value per share ...................................................................
$ 11 .62 $ 17 .87 $ 11 .47
R-1 : Net Assets .................................................................................... $ 1,304 $ 1,291 $ 2,777
Shares Issued and Outstanding .............................................................. 113 74 244
Net Asset Value per share ...................................................................
$ 11 .57 $ 17 .54 $ 11 .39
R-3 : Net Assets .................................................................................... $ 11,072 $ 8,512 $ 3,087
Shares Issued and Outstanding .............................................................. 955 487 270
Net Asset Value per share ...................................................................
$ 11 .59 $ 17 .50 $ 11 .44
R-4 : Net Assets .................................................................................... $ 9,935 $ 5,447 $ 3,551
Shares Issued and Outstanding .............................................................. 855 305 310
Net Asset Value per share ...................................................................
$ 11 .61 $ 17 .84 $ 11 .45
R-5 : Net Assets .................................................................................... $ 20,114 $ 27,504 $ 19,301
Shares Issued and Outstanding .............................................................. 1,733 1,553 1,687
Net Asset Value per share ...................................................................
$ 11 .61 $ 17 .71 $ 11 .44
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 2,938,318 $ 1,337,631
Investment in affiliated Funds--at cost ..........................................................
$ 1,581,147 $ 142,223 $ 15,660
Assets
Investment in securities--at value  ................................................................ $ – $ 2,847,686
(a)
$ 1,499,124
(a)
Investment in affiliated Funds--at value ........................................................... 2,140,829 142,223 15,660
Cash ............................................................................................... – 137 –
Deposits with counterparty ........................................................................ – 3,238 –
Receivables:
Dividends and interest ....................................................................... 108 16,023 258
Expense reimbursement from Distributor ................................................... 7 2 3
Fund shares sold ............................................................................. 588 13,335 1,203
Investment securities sold ................................................................... 273 1 12,513
Other assets ........................................................................................ – – 1
Prepaid expenses ..................................................................................
– – 28
Total Assets   2,141,805 3,022,645 1,528,790
Liabilities
Accrued management and investment advisory fees .............................................. 491 885 933
Accrued administrative service fees .............................................................. 1 1 2
Accrued distribution fees .......................................................................... 376 67 86
Accrued service fees .............................................................................. 8 6 20
Accrued transfer agent fees ....................................................................... 148 208 184
Accrued directors' expenses ....................................................................... 3 6 1
Accrued professional fees ......................................................................... 12 23 15
Accrued other expenses ........................................................................... 23 41 –
Payables:
Dividends payable ........................................................................... – 8,433 –
Fund shares redeemed ....................................................................... 881 3,210 4,673
Investment securities purchased ............................................................ – 22,499 6,852
Variation margin on futures ................................................................. – 813 –
Collateral obligation on securities loaned, at value ............................................... – 2,525 1,611
Total Liabilities
1,943 38,717 14,377
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,139,862 $ 2,983,928 $ 1,514,413
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,558,186 $ 3,131,413 $ 1,369,330
Total distributable earnings (accumulated loss) ...................................................
581,676 (147,485) 145,083
Total Net Assets
$ 2,139,862 $ 2,983,928 $ 1,514,413

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 1,241,321 $ 304,814 $ 261,740
Shares Issued and Outstanding .............................................................. 58,022 25,886 10,701
Net Asset Value per share ................................................................... $ 21.39
(b)
$ 11.78
(b)
$ 24.46
(b)
Maximum Offering Price ....................................................................
$ 22.63 $ 12.05 $ 25.88
Class C: Net Assets ................................................................................ $ 70,105 $ 15,801 N/A
Shares Issued and Outstanding .............................................................. 3,810 1,342
Net Asset Value per share ...................................................................
$ 18.40
(b)
$ 11.78
(b)
Class J: Net Assets ................................................................................ $ 451,681 $ 110,768 $ 189,825
Shares Issued and Outstanding .............................................................. 22,291 9,415 8,226
Net Asset Value per share ...................................................................
$ 20.26
(b)
$ 11.77
(b)
$ 23.08
(b)
Institutional: Net Assets ........................................................................... $ 338,838 $ 2,521,008 $ 731,479
Shares Issued and Outstanding .............................................................. 16,420 214,253 26,976
Net Asset Value per share ...................................................................
$ 20.64 $ 11.77 $ 27.12
R-1: Net Assets .................................................................................... $ 454 $ 421 $ 1,214
Shares Issued and Outstanding .............................................................. 22 36 55
Net Asset Value per share ...................................................................
$ 20.51 $ 11.77 $ 22.15
R-3: Net Assets .................................................................................... $ 7,937 $ 9,960 $ 16,405
Shares Issued and Outstanding .............................................................. 393 846 677
Net Asset Value per share ...................................................................
$ 20.21 $ 11.78 $ 24.23
R-4: Net Assets .................................................................................... $ 5,066 $ 12,554 $ 33,245
Shares Issued and Outstanding .............................................................. 247 1,067 1,290
Net Asset Value per share ...................................................................
$ 20.52 $ 11.77 $ 25.77
R-5: Net Assets .................................................................................... $ 24,460 $ 8,602 $ 44,597
Shares Issued and Outstanding .............................................................. 1,203 730 1,671
Net Asset Value per share ...................................................................
$ 20.33 $ 11.78 $ 26.68
R-6: Net Assets .................................................................................... N/A N/A $ 235,908
Shares Issued and Outstanding .............................................................. 8,693
Net Asset Value per share ...................................................................
$ 27.14
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 2,027,578 $ 920,615 $ 1,264,790
Investment in affiliated Funds--at cost ..........................................................
$ 74,552 $ 27,650 $ 48,437
Assets
Investment in securities--at value  ................................................................ $ 2,317,758
(a)
$ 1,133,018
(a)
$ 1,382,375
(a)
Investment in affiliated Funds--at value ........................................................... 74,552 27,650 48,437
Deposits with counterparty ........................................................................ 137 1,866 514
Receivables:
Dividends and interest ....................................................................... 548 789 920
Expense reimbursement from Manager ..................................................... 45 8 48
Expense reimbursement from Distributor ................................................... 1 3 –
Fund shares sold ............................................................................. 859 1,252 3,591
Investment securities sold ................................................................... 17,974 – 469
Total Assets   2,411,874 1,164,586 1,436,354
Liabilities
Accrued management and investment advisory fees .............................................. 1,692 145 1,119
Accrued administrative service fees .............................................................. 2 7 1
Accrued distribution fees .......................................................................... 12 39 4
Accrued service fees .............................................................................. 10 39 3
Accrued transfer agent fees ....................................................................... 50 56 63
Accrued directors' expenses ....................................................................... 3 2 1
Accrued professional fees ......................................................................... 10 13 10
Accrued other expenses ........................................................................... 78 17 52
Cash overdraft ..................................................................................... 1 – 1
Payables:
Fund shares redeemed ....................................................................... 1,866 908 1,159
Investment securities purchased ............................................................ 5,344 568 3,244
Variation margin on futures ................................................................. 38 600 163
Collateral obligation on securities loaned, at value ............................................... 29,600 2,938 3,282
Total Liabilities
38,706 5,332 9,102
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,373,168 $ 1,159,254 $ 1,427,252
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,116,176 $ 906,782 $ 1,309,027
Total distributable earnings (accumulated loss) ...................................................
256,992 252,472 118,225
Total Net Assets
$ 2,373,168 $ 1,159,254 $ 1,427,252
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 65,580 $ 173,327 $ 22,228
Shares Issued and Outstanding .............................................................. 7,865 7,553 1,963
Net Asset Value per share ...................................................................
$ 8 .34
(b)
$ 22 .95
(b)
$ 11 .32
(b)
Institutional : Net Assets ........................................................................... $ 113,633 $ 222,331 $ 178,487
Shares Issued and Outstanding .............................................................. 8,046 8,888 15,085
Net Asset Value per share ...................................................................
$ 14 .12 $ 25 .01 $ 11 .83
R-1 : Net Assets .................................................................................... $ 1,375 $ 5,861 $ 752
Shares Issued and Outstanding .............................................................. 144 240 75
Net Asset Value per share ...................................................................
$ 9 .55 $ 24 .44 $ 10 .00
R-3 : Net Assets .................................................................................... $ 12,809 $ 65,783 $ 5,008
Shares Issued and Outstanding .............................................................. 1,238 2,554 453
Net Asset Value per share ...................................................................
$ 10 .34 $ 25 .76 $ 11 .05
R-4 : Net Assets .................................................................................... $ 9,936 $ 26,783 $ 3,454
Shares Issued and Outstanding .............................................................. 855 1,023 305
Net Asset Value per share ...................................................................
$ 11 .63 $ 26 .19 $ 11 .32
R-5 : Net Assets .................................................................................... $ 22,694 $ 87,998 $ 6,936
Shares Issued and Outstanding .............................................................. 1,799 3,334 602
Net Asset Value per share ...................................................................
$ 12 .62 $ 26 .40 $ 11 .53
R-6 : Net Assets .................................................................................... $ 2,147,141 $ 577,171 $ 1,210,387
Shares Issued and Outstanding .............................................................. 151,479 23,090 102,335
Net Asset Value per share ...................................................................
$ 14 .17 $ 25 .00 $ 11 .83
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 579,765
Assets
Investment in securities--at value  ............................................................................................................................ $ 571,337
Cash ........................................................................................................................................................... 3
Receivables:
Dividends and interest ................................................................................................................................... 8,682
Expense reimbursement from Manager ................................................................................................................. 18
Fund shares sold ......................................................................................................................................... 2,104
Other assets .................................................................................................................................................... 9
Prepaid expenses ..............................................................................................................................................
4
Total Assets   582,157
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 180
Accrued distribution fees ...................................................................................................................................... 67
Accrued transfer agent fees ................................................................................................................................... 100
Accrued directors' expenses ................................................................................................................................... 2
Accrued professional fees ..................................................................................................................................... 27
Payables:
Borrowing ............................................................................................................................................... 1,705
Dividends payable ....................................................................................................................................... 1,595
Fund shares redeemed ................................................................................................................................... 601
Interest expense and fees payable ....................................................................................................................... 241
Investment securities purchased ........................................................................................................................ 8,818
Floating rate notes issued .....................................................................................................................................
19,877
Total Liabilities
33,213
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 548,944
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 622,265
Total distributable earnings (accumulated loss) ...............................................................................................................
(73,321)
Total Net Assets
$ 548,944
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 258,527
Shares Issued and Outstanding .......................................................................................................................... 38,651
Net Asset Value per share ............................................................................................................................... $ 6 .69
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .95
Class C : Net Assets ............................................................................................................................................ $ 15,791
Shares Issued and Outstanding .......................................................................................................................... 2,352
Net Asset Value per share ...............................................................................................................................
$ 6 .72
(a)
Institutional : Net Assets ....................................................................................................................................... $ 274,626
Shares Issued and Outstanding .......................................................................................................................... 41,003
Net Asset Value per share ...............................................................................................................................
$ 6 .70
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 3,172 $ 230
Dividends ............................................................................................... 1 – 108
Withholding tax ........................................................................................ – – (2)
Interest .................................................................................................. 11,642 184,638 12,181
Securities lending - net .................................................................................
– 91 22
Total Income 11,643 187,901 12,539
Expenses:
Management and investment advisory fees ............................................................ 1,193 17,707 1,260
Distribution f ees - Class A ............................................................................. 391 261 84
Distribution f ees - Class C ............................................................................. 105 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 62 73
Distribution f ees - R-1 ................................................................................. N/A 11 6
Distribution f ees - R-3 ................................................................................. N/A 12 20
Distribution f ees - R-4 ................................................................................. N/A 2 2
Administrative service fees - R-1 ...................................................................... N/A 9 5
Administrative service fees - R-3 ...................................................................... N/A 3 6
Administrative service fees - R-4 ...................................................................... N/A – 1
Administrative service fees - R-5 ...................................................................... N/A 1 2
Registration fees - Class A ............................................................................. 11 12 8
Registration fees - Class C ............................................................................. 10 N/A N/A
Registration fees - Class J .............................................................................. N/A 9 7
Registration fees - Institutional ........................................................................ 12 33 16
Registration fees - R-6 ................................................................................. N/A 9 N/A
Service fees - R-1 ...................................................................................... N/A 8 4
Service fees - R-3 ...................................................................................... N/A 12 20
Service fees - R-4 ...................................................................................... N/A 4 5
Service fees - R-5 ...................................................................................... N/A 25 48
Shareholder reports - Class A .......................................................................... 2 13 6
Shareholder reports - Class J ........................................................................... N/A 2 6
Shareholder reports - Institutional ..................................................................... 2 44 14
Transfer agent fees - Class A ........................................................................... 72 130 71
Transfer agent fees - Class C ........................................................................... 10 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 33 111
Transfer agent fees - Institutional ...................................................................... 87 506 223
Transfer agent fees - R-6 ............................................................................... N/A 10 N/A
Chief compliance officer expenses ..................................................................... – 3 –
Custodian fees .......................................................................................... – 31 7
Directors' expenses ..................................................................................... 8 118 8
Interest expense and fees ............................................................................... 467 – –
Professional fees ....................................................................................... 22 23 27
Other expenses ......................................................................................... 8 57 5
Total Gross Expenses 2,400 19,150 2,045
Less: Reimbursement from Manager - Class A ........................................................ – – 45
Less: Reimbursement from Manager - Institutional ................................................... 32 141 123
Less: Reimbursement from Distributor - Class J ...................................................... N/A 8 10
Total Net Expenses 2,368 19,001 1,867
Net Investment Income (Loss) 9,275 168,900 10,672
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (2,828) (15,555) (11,844)
Futures contracts ....................................................................................... – – 1,175
Swap agreements ....................................................................................... – – (606)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 30,715 375,876 33,747
Futures contracts ....................................................................................... – – (2,203)
Swap agreements ....................................................................................... – – (227)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 27,887 360,321 20,042
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 37,162 $ 529,221 $ 30,714

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,736 $ 1,187 $ 3,948
Dividends ............................................................................................... 10,597 71,693 125,701
Withholding tax ........................................................................................ (102) (5,009) (3,107)
Interest .................................................................................................. 86,830 23 15
Securities lending - net .................................................................................
248 83 307
IRS closing agreement fees related to foreign tax reclaims ............................................
– 2,067 –
Total Income 99,309 70,044 126,864
Expenses:
Management and investment advisory fees ............................................................ 8,787 18,655 21,542
Distribution f ees - Class A ............................................................................. 1,295 273 1,498
Distribution f ees - Class C ............................................................................. 813 N/A 392
Distribution f ees - Class J .............................................................................. N/A 112 59
Distribution f ees - R-1 ................................................................................. N/A 4 2
Distribution f ees - R-3 ................................................................................. N/A 13 35
Distribution f ees - R-4 ................................................................................. N/A 3 13
Administrative service fees - R-1 ...................................................................... N/A 3 2
Administrative service fees - R-3 ...................................................................... N/A 4 10
Administrative service fees - R-4 ...................................................................... N/A 1 4
Administrative service fees - R-5 ...................................................................... N/A 1 7
Registration fees - Class A ............................................................................. 14 8 14
Registration fees - Class C ............................................................................. 8 N/A 9
Registration fees - Class J .............................................................................. N/A 8 7
Registration fees - Institutional ........................................................................ 17 11 21
Registration fees - R-6 ................................................................................. 9 8 N/A
Service fees - R-1 ...................................................................................... N/A 3 2
Service fees - R-3 ...................................................................................... N/A 13 35
Service fees - R-4 ...................................................................................... N/A 8 31
Service fees - R-5 ...................................................................................... N/A 24 173
Shareholder reports - Class A .......................................................................... 60 12 29
Shareholder reports - Class C .......................................................................... 14 N/A 3
Shareholder reports - Class J ........................................................................... N/A 5 1
Shareholder reports - Institutional ..................................................................... 82 24 47
Shareholder reports - R-6 .............................................................................. 5 – N/A
Transfer agent fees - Class A ........................................................................... 469 191 561
Transfer agent fees - Class C ........................................................................... 85 N/A 42
Transfer agent fees - Class J ........................................................................... N/A 125 39
Transfer agent fees - Institutional ...................................................................... 597 238 1,057
Transfer agent fees - R-6 ............................................................................... 4 6 N/A
Chief compliance officer expenses ..................................................................... 1 2 3
Custodian fees .......................................................................................... 36 245 94
Directors' expenses ..................................................................................... 34 57 98
Professional fees ....................................................................................... 35 81 34
Other expenses ......................................................................................... 100 349 59
Total Gross Expenses 12,465 20,487 25,923
Less: Reimbursement from Manager - Institutional ................................................... 585 75 739
Less: Reimbursement from Manager - R-6 ............................................................ 12 – N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 15 8
Total Net Expenses 11,868 20,397 25,176
Net Investment Income (Loss) 87,441 49,647 101,688

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (4,703) and $ 0 , respectively) .................. (66,753) 124,639 388,976
Foreign currency contracts ............................................................................. (1,374) – –
Foreign currency transactions .......................................................................... 574 (972) –
Futures contracts ....................................................................................... (141) – –
Short sales .............................................................................................. 20 – –
Swap agreements ....................................................................................... (64) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 2,149 and $ 0 , respectively) ................................. 185,207 701,814 977,563
Foreign currency contracts ............................................................................. 502 – –
Futures contracts ....................................................................................... (618) – –
Options and swaptions ................................................................................. 2 – –
Short sales .............................................................................................. 89 – –
Swap agreements ....................................................................................... 522 – –
Translation of assets and liabilities in foreign currencies .............................................. 11 (150) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 117,977 825,331 1,366,539
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 205,418 $ 874,978 $ 1,468,227

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,008 $ 125 $ 357
Dividends ............................................................................................... – 2,383 32,697
Withholding tax ........................................................................................ (259) (250) (1,920)
Interest .................................................................................................. 38,496 1 2
Securities lending - net .................................................................................
– 1 6
Total Income 39,245 2,260 31,142
Expenses:
Management and investment advisory fees ............................................................ 1,973 1,160 8,228
Distribution f ees - Class A ............................................................................. N/A 84 74
Distribution f ees - Class J .............................................................................. N/A 53 N/A
Distribution f ees - R-1 ................................................................................. N/A 2 N/A
Distribution f ees - R-3 ................................................................................. N/A 5 1
Distribution f ees - R-4 ................................................................................. N/A 1 –
Administrative service fees - R-1 ...................................................................... N/A 2 N/A
Administrative service fees - R-3 ...................................................................... N/A 2 –
Registration fees - Class A ............................................................................. N/A 9 8
Registration fees - Class J .............................................................................. N/A 7 N/A
Registration fees - Institutional ........................................................................ 20 10 19
Registration fees - R-6 ................................................................................. N/A 7 9
Service fees - R-1 ...................................................................................... N/A 2 N/A
Service fees - R-3 ...................................................................................... N/A 5 1
Service fees - R-4 ...................................................................................... N/A 2 1
Service fees - R-5 ...................................................................................... N/A 4 9
Shareholder reports - Class A .......................................................................... N/A 5 4
Shareholder reports - Class J ........................................................................... N/A 3 N/A
Shareholder reports - Institutional ..................................................................... 18 12 57
Shareholder reports - R-6 .............................................................................. N/A – 7
Transfer agent fees - Class A ........................................................................... N/A 84 53
Transfer agent fees - Class J ........................................................................... N/A 86 N/A
Transfer agent fees - Institutional ...................................................................... 138 51 641
Transfer agent fees - R-6 ............................................................................... N/A 1 34
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 46 62 42
Directors' expenses ..................................................................................... 6 4 23
Professional fees ....................................................................................... 27 31 22
Other expenses ......................................................................................... 5 13 114
Total Gross Expenses 2,233 1,707 9,348
Less: Reimbursement from Manager - Class A ........................................................ N/A 54 –
Less: Reimbursement from Manager - Class J ......................................................... N/A 61 N/A
Less: Reimbursement from Manager - Institutional ................................................... – 64 405
Less: Reimbursement from Manager - R-6 ............................................................ N/A 11 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A 7 N/A
Total Net Expenses 2,233 1,510 8,943
Net Investment Income (Loss) 37,012 750 22,199
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (407) and $ 0 , respectively) .................... 8,023 4,062 123
Foreign currency contracts ............................................................................. (2,670) – –
Foreign currency transactions .......................................................................... 1,144 (64) (52)
Futures contracts ....................................................................................... 2,057 – –
Swap agreements ....................................................................................... (848) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (662) and $ 0 , respectively) ................................. 2,892 26,238 191,882
Foreign currency contracts ............................................................................. 483 – –
Futures contracts ....................................................................................... 298 – –
Swap agreements ....................................................................................... 1,008 – –
Translation of assets and liabilities in foreign currencies .............................................. (109) (7) 10
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 12,278 30,229 191,963
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 49,290 $ 30,979 $ 214,162

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 288 $ – $ 1,604
Dividends ............................................................................................... – 5,410 4
Interest .................................................................................................. 11,085 72,612 126,841
Securities lending - net .................................................................................
2 – 867
Total Income 11,375 78,022 129,316
Expenses:
Management and investment advisory fees ............................................................ 1,589 2,178 10,268
Distribution f ees - Class A ............................................................................. 113 N/A N/A
Distribution f ees - Class J .............................................................................. 52 N/A N/A
Distribution f ees - R-1 ................................................................................. 1 N/A N/A
Distribution f ees - R-3 ................................................................................. 4 N/A N/A
Distribution f ees - R-4 ................................................................................. 1 N/A N/A
Administrative service fees - R-1 ...................................................................... 1 N/A N/A
Administrative service fees - R-3 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 10 N/A N/A
Registration fees - Class J .............................................................................. 7 N/A N/A
Registration fees - Institutional ........................................................................ 10 1 13
Registration fees - R-6 ................................................................................. N/A 16 N/A
Service fees - R-1 ...................................................................................... 1 N/A N/A
Service fees - R-3 ...................................................................................... 4 N/A N/A
Service fees - R-4 ...................................................................................... 2 N/A N/A
Service fees - R-5 ...................................................................................... 9 N/A N/A
Shareholder reports - Class A .......................................................................... 7 N/A N/A
Shareholder reports - Class J ........................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 10 – 1
Transfer agent fees - Class A ........................................................................... 114 N/A N/A
Transfer agent fees - Class J ........................................................................... 71 N/A N/A
Transfer agent fees - Institutional ...................................................................... 133 42 26
Transfer agent fees - R-6 ............................................................................... N/A 5 N/A
Chief compliance officer expenses ..................................................................... – 1 1
Custodian fees .......................................................................................... 6 18 17
Directors' expenses ..................................................................................... 9 33 38
Professional fees ....................................................................................... 24 18 27
Other expenses ......................................................................................... 5 19 23
Total Gross Expenses 2,187 2,331 10,414
Less: Reimbursement from Manager .................................................................. – 137 253
Less: Reimbursement from Manager - Institutional ................................................... 86 – –
Less: Reimbursement from Manager - R-3 ............................................................ 2 N/A N/A
Less: Reimbursement from Manager - R-4 ............................................................ 1 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 105 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 7 N/A N/A
Total Net Expenses 2,088 2,089 10,161
Net Investment Income (Loss) 9,287 75,933 119,155
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (6,820) – (55,064)
Foreign currency contracts ............................................................................. – – (43)
Foreign currency transactions .......................................................................... – – (74)
Futures contracts ....................................................................................... 311 – (212)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 26,624 – 208,253
Foreign currency contracts ............................................................................. – – 131
Futures contracts ....................................................................................... 2,834 – (191)
Swap agreements ....................................................................................... – – 16
Translation of assets and liabilities in foreign currencies .............................................. – – (1)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 22,949 – 152,815
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 32,236 $ 75,933 $ 271,970

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,555 $ 237 $ 36
Dividends ............................................................................................... – – 5,051
Withholding tax ........................................................................................ – – (461)
Interest .................................................................................................. 86,311 26,142 3
Securities lending - net .................................................................................
190 11 14
IRS closing agreement fees related to foreign tax reclaims ............................................
– – 20
Total Income 88,056 26,390 4,663
Expenses:
Management and investment advisory fees ............................................................ 6,369 2,908 987
Distribution f ees - Class A ............................................................................. 521 N/A N/A
Distribution f ees - Class C ............................................................................. 147 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 10 N/A
Distribution f ees - R-1 ................................................................................. N/A 1 2
Distribution f ees - R-3 ................................................................................. N/A 6 1
Distribution f ees - R-4 ................................................................................. N/A 1 –
Administrative service fees - R-1 ...................................................................... N/A 1 2
Administrative service fees - R-3 ...................................................................... N/A 2 –
Registration fees - Class A ............................................................................. 23 N/A N/A
Registration fees - Class C ............................................................................. 10 N/A N/A
Registration fees - Class J .............................................................................. N/A 7 N/A
Registration fees - Institutional ........................................................................ 52 13 8
Registration fees - R-6 ................................................................................. 9 N/A 8
Service fees - R-1 ...................................................................................... N/A 1 2
Service fees - R-3 ...................................................................................... N/A 6 1
Service fees - R-4 ...................................................................................... N/A 2 1
Service fees - R-5 ...................................................................................... N/A 3 3
Shareholder reports - Class A .......................................................................... 19 N/A N/A
Shareholder reports - Class C .......................................................................... 2 N/A N/A
Shareholder reports - Institutional ..................................................................... 45 12 12
Shareholder reports - R-6 .............................................................................. 2 N/A 1
Transfer agent fees - Class A ........................................................................... 274 N/A N/A
Transfer agent fees - Class C ........................................................................... 23 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 12 N/A
Transfer agent fees - Institutional ...................................................................... 671 33 57
Transfer agent fees - R-6 ............................................................................... 7 N/A 1
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 8 11 31
Directors' expenses ..................................................................................... 28 18 4
Professional fees ....................................................................................... 28 25 42
Other expenses ......................................................................................... 20 12 4
Total Gross Expenses 8,259 3,084 1,167
Less: Reimbursement from Manager - Institutional ................................................... 173 – 31
Less: Reimbursement from Manager - R-6 ............................................................ – N/A 9
Less: Reimbursement from Distributor - Class J ...................................................... N/A 1 N/A
Total Net Expenses 8,086 3,083 1,127
Net Investment Income (Loss) 79,970 23,307 3,536
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (16,740) (27,784) 288
Foreign currency contracts ............................................................................. 56 155 –
Foreign currency transactions .......................................................................... (6) 69 (192)
Futures contracts ....................................................................................... – 606 –
Options and swaptions ................................................................................. – 1,492 –
Short sales .............................................................................................. – 144 –
Swap agreements ....................................................................................... – (872) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ (428) , respectively) ................................. 147,661 54,030 51,093
Foreign currency contracts ............................................................................. (85) 232 –
Futures contracts ....................................................................................... – 32 –
Options and swaptions ................................................................................. – (93) –
Swap agreements ....................................................................................... – 531 –
Translation of assets and liabilities in foreign currencies .............................................. 2 (9) (26)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 130,888 28,533 51,163
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 210,858 $ 51,840 $ 54,699

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,683 $ 3,549 $ 1,841
Dividends ............................................................................................... 30,970 53,528 33,838
Withholding tax ........................................................................................ (190) (13) (167)
Interest .................................................................................................. 93 203 35
Securities lending - net .................................................................................
508 – 87
Total Income 37,064 57,267 35,634
Expenses:
Management and investment advisory fees ............................................................ 32,486 3,725 11,533
Distribution f ees - Class A ............................................................................. 617 530 N/A
Distribution f ees - Class J .............................................................................. 283 783 62
Distribution f ees - R-1 ................................................................................. 19 24 7
Distribution f ees - R-3 ................................................................................. 93 194 8
Distribution f ees - R-4 ................................................................................. 26 61 1
Administrative service fees - R-1 ...................................................................... 15 19 6
Administrative service fees - R-3 ...................................................................... 26 54 2
Administrative service fees - R-4 ...................................................................... 8 18 –
Administrative service fees - R-5 ...................................................................... 8 13 –
Registration fees - Class A ............................................................................. 10 13 N/A
Registration fees - Class J .............................................................................. 11 15 7
Registration fees - Institutional ........................................................................ 11 29 13
Registration fees - R-6 ................................................................................. 11 N/A N/A
Service fees - R-1 ...................................................................................... 13 17 5
Service fees - R-3 ...................................................................................... 93 194 8
Service fees - R-4 ...................................................................................... 65 152 2
Service fees - R-5 ...................................................................................... 191 334 8
Shareholder reports - Class A .......................................................................... 14 23 N/A
Shareholder reports - Class J ........................................................................... 2 11 2
Shareholder reports - Institutional ..................................................................... 7 19 10
Shareholder reports - R-6 .............................................................................. 2 N/A N/A
Transfer agent fees - Class A ........................................................................... 247 286 N/A
Transfer agent fees - Class J ........................................................................... 95 213 48
Transfer agent fees - Institutional ...................................................................... 632 215 158
Transfer agent fees - R-6 ............................................................................... 10 N/A N/A
Chief compliance officer expenses ..................................................................... 3 2 1
Custodian fees .......................................................................................... 37 20 13
Directors' expenses ..................................................................................... 124 74 33
Professional fees ....................................................................................... 27 15 13
Other expenses ......................................................................................... 58 64 25
Total Gross Expenses 35,244 7,117 11,965
Less: Reimbursement from Manager .................................................................. 868 – 991
Less: Reimbursement from Distributor - Class J ...................................................... 38 104 8
Total Net Expenses 34,338 7,013 10,966
Net Investment Income (Loss) 2,726 50,254 24,668
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,648,762 32,336 107,036
Futures contracts ....................................................................................... 6,499 23,388 2,101
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 695,771 1,168,864 315,591
Futures contracts ....................................................................................... 1,558 5,845 55
Translation of assets and liabilities in foreign currencies .............................................. – – (2)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 2,352,590 1,230,433 424,781
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,355,316 $ 1,280,687 $ 449,449

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 639 $ 143 $ 651
Dividends ............................................................................................... 115,993 431 3,905
Withholding tax ........................................................................................ (2,339) – (21)
Interest .................................................................................................. 4 1 17
Securities lending - net .................................................................................
39 – 6
Total Income 114,336 575 4,558
Expenses:
Management and investment advisory fees ............................................................ 63,159 703 5,042
Distribution f ees - Class A ............................................................................. 2,251 N/A N/A
Distribution f ees - Class C ............................................................................. 170 N/A N/A
Distribution f ees - Class J .............................................................................. 260 60 32
Distribution f ees - R-1 ................................................................................. 167 2 2
Distribution f ees - R-3 ................................................................................. 60 22 4
Distribution f ees - R-4 ................................................................................. 26 2 1
Administrative service fees - R-1 ...................................................................... 134 1 2
Administrative service fees - R-3 ...................................................................... 17 6 1
Administrative service fees - R-4 ...................................................................... 8 1 –
Administrative service fees - R-5 ...................................................................... 13 – –
Registration fees - Class A ............................................................................. 17 N/A N/A
Registration fees - Class C ............................................................................. 9 N/A N/A
Registration fees - Class J .............................................................................. 8 7 7
Registration fees - Institutional ........................................................................ 76 10 7
Registration fees - R-6 ................................................................................. 26 N/A N/A
Service fees - R-1 ...................................................................................... 120 1 2
Service fees - R-3 ...................................................................................... 60 22 4
Service fees - R-4 ...................................................................................... 66 6 3
Service fees - R-5 ...................................................................................... 321 6 4
Shareholder reports - Class A .......................................................................... 39 N/A N/A
Shareholder reports - Class C .......................................................................... 2 N/A N/A
Shareholder reports - Class J ........................................................................... 3 1 1
Shareholder reports - Institutional ..................................................................... 272 3 –
Shareholder reports - R-6 .............................................................................. 263 N/A N/A
Transfer agent fees - Class A ........................................................................... 812 N/A N/A
Transfer agent fees - Class C ........................................................................... 23 N/A N/A
Transfer agent fees - Class J ........................................................................... 104 35 24
Transfer agent fees - Institutional ...................................................................... 4,336 47 4
Transfer agent fees - R-6 ............................................................................... 161 N/A N/A
Chief compliance officer expenses ..................................................................... 6 – –
Custodian fees .......................................................................................... 62 2 8
Directors' expenses ..................................................................................... 229 4 15
Professional fees ....................................................................................... 21 13 12
Other expenses ......................................................................................... 146 4 12
Total Gross Expenses 73,447 958 5,187
Less: Reimbursement from Manager .................................................................. – – 126
Less: Reimbursement from Manager - Institutional ................................................... – 16 –
Less: Reimbursement from Distributor - Class J ...................................................... 35 8 4
Total Net Expenses 73,412 934 5,057
Net Investment Income (Loss) 40,924 (359) (499)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 207,220 8,218 58,470
Investment transactions in affiliated securities ......................................................... (434) – –
Foreign currency transactions .......................................................................... (3) – –
Futures contracts ....................................................................................... – – 938
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 3,990,585 26,151 156,102
Investment in affiliated securities ...................................................................... 30,801 – –
Futures contracts ....................................................................................... – – (93)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 4,228,169 34,369 215,417
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,269,093 $ 34,010 $ 214,918

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 809 $ 1,852 $ –
Dividends ............................................................................................... 11,638 35,644 987
Withholding tax ........................................................................................ – (36) –
Interest .................................................................................................. 54 47 26,696
Securities lending - net .................................................................................
20 41 –
Total Income 12,521 37,548 27,683
Expenses:
Management and investment advisory fees ............................................................ 1,060 12,071 1,988
Distribution f ees - Class A ............................................................................. N/A 56 –
Distribution f ees - Class J .............................................................................. 106 135 501
Distribution f ees - R-1 ................................................................................. 10 4 N/A
Distribution f ees - R-3 ................................................................................. 83 14 N/A
Distribution f ees - R-4 ................................................................................. 22 4 N/A
Administrative service fees - R-1 ...................................................................... 8 3 N/A
Administrative service fees - R-3 ...................................................................... 23 4 N/A
Administrative service fees - R-4 ...................................................................... 7 1 N/A
Administrative service fees - R-5 ...................................................................... 4 1 N/A
Registration fees - Class A ............................................................................. N/A 7 24
Registration fees - Class J .............................................................................. 8 8 17
Registration fees - Institutional ........................................................................ 12 20 N/A
Registration fees - R-6 ................................................................................. 11 9 N/A
Service fees - R-1 ...................................................................................... 7 3 N/A
Service fees - R-3 ...................................................................................... 82 14 N/A
Service fees - R-4 ...................................................................................... 55 10 N/A
Service fees - R-5 ...................................................................................... 107 37 N/A
Shareholder reports - Class A .......................................................................... N/A 2 13
Shareholder reports - Class J ........................................................................... 1 3 13
Shareholder reports - Institutional ..................................................................... 11 57 N/A
Shareholder reports - R-6 .............................................................................. 1 – N/A
Transfer agent fees - Class A ........................................................................... N/A 39 77
Transfer agent fees - Class J ........................................................................... 53 92 88
Transfer agent fees - Institutional ...................................................................... 61 558 N/A
Transfer agent fees - R-6 ............................................................................... 4 7 N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 6 21 10
Directors' expenses ..................................................................................... 17 45 12
Professional fees ....................................................................................... 12 14 18
Other expenses ......................................................................................... 19 27 6
Total Gross Expenses 1,790 13,267 2,767
Less: Reimbursement from Manager .................................................................. – 380 –
Less: Reimbursement from Manager - Institutional ................................................... – 220 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 14 18 501
Total Net Expenses 1,776 12,649 2,266
Net Investment Income (Loss) 10,745 24,899 25,417
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 56,514 218,601 –
Futures contracts ....................................................................................... 4,736 1,730 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 192,970 394,997 –
Futures contracts ....................................................................................... 75 131 –
Net Realized and Unrealized Gain (Loss) on investments and futures 254,295 615,459 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 265,040 $ 640,358 $ 25,417

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,154 $ 1,076 $ 4,745
Dividends ............................................................................................... 43,401 30,732 –
Withholding tax ........................................................................................ (4,155) (272) –
Interest .................................................................................................. 27 4 –
Securities lending - net .................................................................................
133 2 –
IRS closing agreement fees related to foreign tax reclaims ............................................
798 – –
Total Income 41,358 31,542 4,745
Expenses:
Management and investment advisory fees ............................................................ 10,124 8,545 N/A
Distribution f ees - Class A ............................................................................. N/A 1,551 N/A
Distribution f ees - R-1 ................................................................................. N/A 2 3
Distribution f ees - R-3 ................................................................................. 1 37 20
Distribution f ees - R-4 ................................................................................. 1 5 4
Administrative service fees - R-1 ...................................................................... N/A 2 2
Administrative service fees - R-3 ...................................................................... – 10 6
Administrative service fees - R-4 ...................................................................... – 2 1
Administrative service fees - R-5 ...................................................................... N/A 2 1
Registration fees - Class A ............................................................................. N/A 13 N/A
Registration fees - Institutional ........................................................................ 25 18 8
Service fees - R-1 ...................................................................................... N/A 2 2
Service fees - R-3 ...................................................................................... 1 37 20
Service fees - R-4 ...................................................................................... 1 13 10
Service fees - R-5 ...................................................................................... N/A 45 21
Shareholder reports - Class A .......................................................................... N/A 28 N/A
Shareholder reports - Institutional ..................................................................... 13 19 –
Transfer agent fees - Class A ........................................................................... N/A 407 N/A
Transfer agent fees - Institutional ...................................................................... 166 261 3
Chief compliance officer expenses ..................................................................... 1 1 –
Custodian fees .......................................................................................... 123 22 –
Directors' expenses ..................................................................................... 29 44 4
Professional fees ....................................................................................... 62 15 10
Other expenses ......................................................................................... 34 19 2
Total Gross Expenses 10,581 11,100 117
Less: Reimbursement from Manager .................................................................. 231 – –
Total Net Expenses 10,350 11,100 117
Net Investment Income (Loss) 31,008 20,442 4,628
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 76,878 142,932 –
Investment transactions in affiliated Funds ............................................................ – – 4,297
Foreign currency transactions .......................................................................... (9) 5 –
Futures contracts ....................................................................................... 1,670 – –
Capital gain distributions received from affiliated Funds .............................................. – – 1,713
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 165,053 628,657 –
Investments in affiliated Funds ......................................................................... – – 13,818
Futures contracts ....................................................................................... 404 – –
Translation of assets and liabilities in foreign currencies .............................................. (187) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 243,809 771,594 19,828
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 274,817 $ 792,036 $ 24,456

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 45,216 $ 28,247 $ 89,356
Total Income 45,216 28,247 89,356
Expenses:
Distribution f ees - Class A ............................................................................. 108 N/A 168
Distribution f ees - Class J .............................................................................. 509 N/A 834
Distribution f ees - R-1 ................................................................................. 21 12 32
Distribution f ees - R-3 ................................................................................. 81 116 165
Distribution f ees - R-4 ................................................................................. 13 17 25
Administrative service fees - R-1 ...................................................................... 17 9 25
Administrative service fees - R-3 ...................................................................... 23 32 46
Administrative service fees - R-4 ...................................................................... 4 5 8
Administrative service fees - R-5 ...................................................................... 4 4 9
Registration fees - Class A ............................................................................. 7 N/A 8
Registration fees - Class J .............................................................................. 7 N/A 10
Registration fees - Institutional ........................................................................ 13 10 12
Service fees - R-1 ...................................................................................... 15 8 23
Service fees - R-3 ...................................................................................... 81 116 165
Service fees - R-4 ...................................................................................... 31 41 63
Service fees - R-5 ...................................................................................... 110 107 220
Shareholder reports - Class A .......................................................................... 1 N/A 2
Shareholder reports - Class J ........................................................................... 5 N/A 7
Transfer agent fees - Class A ........................................................................... 33 N/A 56
Transfer agent fees - Class J ........................................................................... 60 N/A 146
Transfer agent fees - Institutional ...................................................................... 18 8 42
Chief compliance officer expenses ..................................................................... 1 1 2
Directors' expenses ..................................................................................... 30 20 62
Professional fees ....................................................................................... 11 11 13
Other expenses ......................................................................................... 16 10 29
Total Gross Expenses 1,219 527 2,172
Less: Reimbursement from Distributor - Class J ...................................................... 68 N/A 111
Total Net Expenses 1,151 527 2,061
Net Investment Income (Loss) 44,065 27,720 87,295
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 42,308 12,879 6,388
Capital gain distributions received from affiliated Funds .............................................. 20,037 15,094 59,588
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 153,341 125,892 526,519
Net Realized and Unrealized Gain (Loss) on investments 215,686 153,865 592,495
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 259,751 $ 181,585 $ 679,790

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 29,973 $ 69,517 $ 23,034
Total Income 29,973 69,517 23,034
Expenses:
Distribution f ees - Class A ............................................................................. N/A 140 N/A
Distribution f ees - Class J .............................................................................. N/A 615 N/A
Distribution f ees - R-1 ................................................................................. 13 24 7
Distribution f ees - R-3 ................................................................................. 117 141 95
Distribution f ees - R-4 ................................................................................. 17 23 12
Administrative service fees - R-1 ...................................................................... 10 19 6
Administrative service fees - R-3 ...................................................................... 33 40 27
Administrative service fees - R-4 ...................................................................... 5 7 4
Administrative service fees - R-5 ...................................................................... 5 8 4
Registration fees - Class A ............................................................................. N/A 8 N/A
Registration fees - Class J .............................................................................. N/A 9 N/A
Registration fees - Institutional ........................................................................ 10 18 9
Service fees - R-1 ...................................................................................... 9 17 5
Service fees - R-3 ...................................................................................... 117 141 95
Service fees - R-4 ...................................................................................... 44 57 30
Service fees - R-5 ...................................................................................... 113 193 97
Shareholder reports - Class A .......................................................................... N/A 2 N/A
Shareholder reports - Class J ........................................................................... N/A 4 N/A
Transfer agent fees - Class A ........................................................................... N/A 54 N/A
Transfer agent fees - Class J ........................................................................... N/A 128 N/A
Transfer agent fees - Institutional ...................................................................... 14 38 13
Chief compliance officer expenses ..................................................................... 1 1 –
Directors' expenses ..................................................................................... 21 50 17
Professional fees ....................................................................................... 10 11 10
Other expenses ......................................................................................... 9 24 7
Total Gross Expenses 548 1,772 438
Less: Reimbursement from Distributor - Class J ...................................................... N/A 82 N/A
Total Net Expenses 548 1,690 438
Net Investment Income (Loss) 29,425 67,827 22,596
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 1,944 3,544 (105)
Capital gain distributions received from affiliated Funds .............................................. 23,107 64,583 24,075
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 195,806 523,890 190,711
Net Realized and Unrealized Gain (Loss) on investments 220,857 592,017 214,681
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 250,282 $ 659,844 $ 237,277

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 45,159 $ 14,332 $ 13,769
Total Income 45,159 14,332 13,769
Expenses:
Distribution f ees - Class A ............................................................................. 130 N/A N/A
Distribution f ees - Class J .............................................................................. 205 N/A 12
Distribution f ees - R-1 ................................................................................. 20 5 6
Distribution f ees - R-3 ................................................................................. 109 62 36
Distribution f ees - R-4 ................................................................................. 19 8 4
Administrative service fees - R-1 ...................................................................... 16 4 5
Administrative service fees - R-3 ...................................................................... 31 17 10
Administrative service fees - R-4 ...................................................................... 6 2 1
Administrative service fees - R-5 ...................................................................... 5 2 2
Registration fees - Class A ............................................................................. 8 N/A N/A
Registration fees - Class J .............................................................................. 8 N/A 8
Registration fees - Institutional ........................................................................ 13 9 9
Service fees - R-1 ...................................................................................... 14 3 4
Service fees - R-3 ...................................................................................... 109 62 36
Service fees - R-4 ...................................................................................... 48 19 10
Service fees - R-5 ...................................................................................... 131 51 36
Shareholder reports - Class A .......................................................................... 3 N/A N/A
Shareholder reports - Class J ........................................................................... 2 N/A –
Transfer agent fees - Class A ........................................................................... 68 N/A N/A
Transfer agent fees - Class J ........................................................................... 79 N/A 13
Transfer agent fees - Institutional ...................................................................... 31 13 13
Chief compliance officer expenses ..................................................................... 1 – –
Directors' expenses ..................................................................................... 34 12 12
Professional fees ....................................................................................... 10 9 9
Other expenses ......................................................................................... 16 5 5
Total Gross Expenses 1,116 283 231
Less: Reimbursement from Manager - Class A ........................................................ 14 N/A N/A
Less: Reimbursement from Manager - Class J ......................................................... – N/A 1
Less: Reimbursement from Distributor - Class J ...................................................... 27 N/A 2
Total Net Expenses 1,075 283 228
Net Investment Income (Loss) 44,084 14,049 13,541
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (1,249) (196) (181)
Capital gain distributions received from affiliated Funds .............................................. 52,065 16,508 15,844
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 407,219 128,993 122,959
Net Realized and Unrealized Gain (Loss) on investments 458,035 145,305 138,622
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 502,119 $ 159,354 $ 152,163

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,429 $ 194 $ 6,757
Total Income 2,429 194 6,757
Expenses:
Distribution f ees - Class J .............................................................................. N/A – 150
Distribution f ees - R-1 ................................................................................. 1 – N/A
Distribution f ees - R-3 ................................................................................. 10 – N/A
Distribution f ees - R-4 ................................................................................. 1 – N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 3 – N/A
Registration fees - Class J .............................................................................. N/A 6 17
Registration fees - Institutional ........................................................................ 8 6 8
Registration fees - R-6 ................................................................................. N/A N/A 9
Service fees - R-3 ...................................................................................... 10 1 N/A
Service fees - R-4 ...................................................................................... 3 – N/A
Service fees - R-5 ...................................................................................... 7 1 N/A
Transfer agent fees - Class J ........................................................................... N/A 4 14
Transfer agent fees - Institutional ...................................................................... 3 1 3
Transfer agent fees - R-6 ............................................................................... N/A N/A 1
Directors' expenses ..................................................................................... 3 – 4
Professional fees ....................................................................................... 9 10 9
Other expenses ......................................................................................... 1 1 4
Total Gross Expenses 60 30 219
Less: Reimbursement from Manager - Class J ......................................................... N/A 11 –
Less: Reimbursement from Manager - Institutional ................................................... – 13 8
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 9
Less: Reimbursement from Distributor - Class J ...................................................... N/A – 20
Total Net Expenses 60 6 182
Net Investment Income (Loss) 2,369 188 6,575
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 6 4 43
Capital gain distributions received from affiliated Funds .............................................. 2,778 209 1,573
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 21,753 1,619 14,161
Net Realized and Unrealized Gain (Loss) on investments 24,537 1,832 15,777
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 26,906 $ 2,020 $ 22,352

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 13,304 $ 18,717 $ 19,537
Total Income 13,304 18,717 19,537
Expenses:
Distribution f ees - Class J .............................................................................. 227 367 304
Registration fees - Class J .............................................................................. 14 22 20
Registration fees - Institutional ........................................................................ 8 9 8
Registration fees - R-6 ................................................................................. 10 11 12
Shareholder reports - Class J ........................................................................... 1 1 1
Transfer agent fees - Class J ........................................................................... 1 (14) 14
Transfer agent fees - Institutional ...................................................................... 9 13 19
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 7 10 10
Professional fees ....................................................................................... 9 9 9
Other expenses ......................................................................................... 4 5 5
Total Gross Expenses 291 434 403
Less: Reimbursement from Manager - Institutional ................................................... 10 9 9
Less: Reimbursement from Manager - R-6 ............................................................ 2 1 –
Less: Reimbursement from Distributor - Class J ...................................................... 30 49 41
Total Net Expenses 249 375 353
Net Investment Income (Loss) 13,055 18,342 19,184
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 344 275 39
Capital gain distributions received from affiliated Funds .............................................. 3,896 6,581 8,080
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 33,980 55,599 65,323
Net Realized and Unrealized Gain (Loss) on investments 38,220 62,455 73,442
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 51,275 $ 80,797 $ 92,626

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 13,429 $ 12,702 $ 7,477
Total Income 13,429 12,702 7,477
Expenses:
Distribution f ees - Class J .............................................................................. 209 220 116
Registration fees - Class J .............................................................................. 17 22 11
Registration fees - Institutional ........................................................................ 9 9 9
Registration fees - R-6 ................................................................................. 12 12 11
Shareholder reports - Class J ........................................................................... 1 1 –
Transfer agent fees - Class J ........................................................................... 16 17 23
Transfer agent fees - Institutional ...................................................................... 17 14 13
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 8 8 6
Professional fees ....................................................................................... 9 9 9
Other expenses ......................................................................................... 4 4 3
Total Gross Expenses 303 317 202
Less: Reimbursement from Manager - Institutional ................................................... 9 8 10
Less: Reimbursement from Manager - R-6 ............................................................ – – 3
Less: Reimbursement from Distributor - Class J ...................................................... 28 29 15
Total Net Expenses 266 280 174
Net Investment Income (Loss) 13,163 12,422 7,303
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ – (2) –
Capital gain distributions received from affiliated Funds .............................................. 6,947 8,554 6,066
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 56,313 68,635 48,270
Net Realized and Unrealized Gain (Loss) on investments 63,260 77,187 54,336
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 76,423 $ 89,609 $ 61,639

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,077 $ 3,549 $ 1,772
Total Income 6,077 3,549 1,772
Expenses:
Distribution f ees - Class J .............................................................................. 96 53 27
Registration fees - Class J .............................................................................. 11 10 9
Registration fees - Institutional ........................................................................ 8 8 8
Registration fees - R-6 ................................................................................. 11 10 9
Shareholder reports - Institutional ..................................................................... – – 1
Transfer agent fees - Class J ........................................................................... 25 30 28
Transfer agent fees - Institutional ...................................................................... 11 8 5
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 5 3 2
Professional fees ....................................................................................... 9 9 9
Other expenses ......................................................................................... 3 3 2
Total Gross Expenses 180 135 101
Less: Reimbursement from Manager - Class J ......................................................... – – 11
Less: Reimbursement from Manager - Institutional ................................................... 9 11 12
Less: Reimbursement from Manager - R-6 ............................................................ 3 8 11
Less: Reimbursement from Distributor - Class J ...................................................... 13 7 4
Total Net Expenses 155 109 63
Net Investment Income (Loss) 5,922 3,440 1,709
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (15) (4) 2
Capital gain distributions received from affiliated Funds .............................................. 5,696 3,320 1,656
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 45,207 26,312 13,012
Net Realized and Unrealized Gain (Loss) on investments 50,888 29,628 14,670
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 56,810 $ 33,068 $ 16,379

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 501 $ 20 $ 3,186
Total Income 501 20 3,186
Expenses:
Distribution f ees - Class J .............................................................................. 8 – 61
Registration fees - Class J .............................................................................. 8 7 10
Registration fees - Institutional ........................................................................ 8 7 8
Registration fees - R-6 ................................................................................. 9 7 8
Transfer agent fees - Class J ........................................................................... 16 4 –
Transfer agent fees - Institutional ...................................................................... 1 1 2
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 1 – 2
Professional fees ....................................................................................... 9 9 9
Other expenses ......................................................................................... 2 1 3
Total Gross Expenses 63 37 104
Less: Reimbursement from Manager - Class J ......................................................... 19 15 –
Less: Reimbursement from Manager - Institutional ................................................... 10 8 9
Less: Reimbursement from Manager - R-6 ............................................................ 14 13 10
Less: Reimbursement from Distributor - Class J ...................................................... 1 – 8
Total Net Expenses 19 1 77
Net Investment Income (Loss) 482 19 3,109
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (2) 2 12
Capital gain distributions received from affiliated Funds .............................................. 468 18 717
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,737 151 6,584
Net Realized and Unrealized Gain (Loss) on investments 4,203 171 7,313
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,685 $ 190 $ 10,422

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 15,084 $ 2,003 $ 68,585
Dividends ............................................................................................... – 95,312 –
Interest .................................................................................................. – 39 –
Total Income 15,084 97,354 68,585
Expenses:
Management and investment advisory fees ............................................................ N/A 22,936 6,038
Distribution f ees - Class A ............................................................................. 47 243 2,592
Distribution f ees - Class C ............................................................................. N/A 95 668
Distribution f ees - Class J .............................................................................. 171 98 1,066
Distribution f ees - R-1 ................................................................................. 8 4 4
Distribution f ees - R-3 ................................................................................. 24 35 26
Distribution f ees - R-4 ................................................................................. 4 6 5
Administrative service fees - R-1 ...................................................................... 6 3 3
Administrative service fees - R-3 ...................................................................... 7 10 7
Administrative service fees - R-4 ...................................................................... 1 2 2
Administrative service fees - R-5 ...................................................................... 1 4 2
Registration fees - Class A ............................................................................. 7 11 18
Registration fees - Class C ............................................................................. N/A 9 11
Registration fees - Class J .............................................................................. 8 7 25
Registration fees - Institutional ........................................................................ 9 31 8
Registration fees - R-6 ................................................................................. N/A 13 N/A
Service fees - R-1 ...................................................................................... 6 3 3
Service fees - R-3 ...................................................................................... 24 35 26
Service fees - R-4 ...................................................................................... 9 15 13
Service fees - R-5 ...................................................................................... 25 102 40
Shareholder reports - Class A .......................................................................... – 8 49
Shareholder reports - Class C .......................................................................... N/A 1 5
Shareholder reports - Class J ........................................................................... 1 3 7
Shareholder reports - Institutional ..................................................................... – 155 1
Shareholder reports - R-6 .............................................................................. N/A 28 N/A
Transfer agent fees - Class A ........................................................................... 18 133 664
Transfer agent fees - Class C ........................................................................... N/A 20 65
Transfer agent fees - Class J ........................................................................... 31 92 85
Transfer agent fees - Institutional ...................................................................... 10 1,471 31
Transfer agent fees - R-6 ............................................................................... N/A 33 N/A
Chief compliance officer expenses ..................................................................... – 2 1
Custodian fees .......................................................................................... – 16 –
Directors' expenses ..................................................................................... 10 63 51
Professional fees ....................................................................................... 10 14 11
Other expenses ......................................................................................... 3 31 24
Total Gross Expenses 440 25,732 11,551
Less: Reimbursement from Manager - Class A ........................................................ 3 – –
Less: Reimbursement from Manager - Institutional ................................................... 12 664 –
Less: Reimbursement from Distributor - Class J ...................................................... 23 13 142
Total Net Expenses 402 25,055 11,409
Net Investment Income (Loss) 14,682 72,299 57,176
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 64,855 –
Investment transactions in affiliated Funds ............................................................ 2,001 – 84,641
Capital gain distributions received from affiliated Funds .............................................. 5,165 – 20,366
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 311,731 –
Investments in affiliated Funds ......................................................................... 53,157 – 428,560
Net Realized and Unrealized Gain (Loss) on investments 60,323 376,586 533,567
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 75,005 $ 448,885 $ 590,743

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 34,368 $ 39,372 $ 54,702
Total Income 34,368 39,372 54,702
Expenses:
Management and investment advisory fees ............................................................ 2,425 4,166 3,277
Distribution f ees - Class A ............................................................................. 653 2,061 1,193
Distribution f ees - Class C ............................................................................. 242 482 453
Distribution f ees - Class J .............................................................................. 706 590 847
Distribution f ees - R-1 ................................................................................. 2 2 4
Distribution f ees - R-3 ................................................................................. 13 11 4
Distribution f ees - R-4 ................................................................................. 5 2 2
Administrative service fees - R-1 ...................................................................... 2 2 4
Administrative service fees - R-3 ...................................................................... 4 3 1
Administrative service fees - R-4 ...................................................................... 2 1 1
Administrative service fees - R-5 ...................................................................... 1 1 1
Registration fees - Class A ............................................................................. 14 15 19
Registration fees - Class C ............................................................................. 9 9 10
Registration fees - Class J .............................................................................. 21 19 21
Registration fees - Institutional ........................................................................ 8 8 7
Service fees - R-1 ...................................................................................... 2 2 3
Service fees - R-3 ...................................................................................... 13 11 4
Service fees - R-4 ...................................................................................... 13 6 5
Service fees - R-5 ...................................................................................... 25 34 16
Shareholder reports - Class A .......................................................................... 12 35 17
Shareholder reports - Class C .......................................................................... 2 3 3
Shareholder reports - Class J ........................................................................... 5 3 6
Shareholder reports - Institutional ..................................................................... 1 1 2
Transfer agent fees - Class A ........................................................................... 164 505 292
Transfer agent fees - Class C ........................................................................... 23 47 45
Transfer agent fees - Class J ........................................................................... 46 55 62
Transfer agent fees - Institutional ...................................................................... 14 23 24
Chief compliance officer expenses ..................................................................... – 1 1
Directors' expenses ..................................................................................... 22 36 29
Professional fees ....................................................................................... 10 10 10
Other expenses ......................................................................................... 10 17 15
Total Gross Expenses 4,469 8,161 6,378
Less: Reimbursement from Distributor - Class J ...................................................... 94 79 113
Total Net Expenses 4,375 8,082 6,265
Net Investment Income (Loss) 29,993 31,290 48,437
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 13,509 59,235 8,481
Capital gain distributions received from affiliated Funds .............................................. 4,190 17,349 3,460
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 139,435 364,569 149,555
Net Realized and Unrealized Gain (Loss) on investments 157,134 441,153 161,496
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 187,127 $ 472,443 $ 209,933

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Fund SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 24,306 $ 2,682 $ 389
Dividends ............................................................................................... – – 8,000
Withholding tax ........................................................................................ – – (62)
Interest .................................................................................................. – 53,115 4
Securities lending - net .................................................................................
– 18 25
Total Income 24,306 55,815 8,356
Expenses:
Management and investment advisory fees ............................................................ 2,900 5,277 4,898
Distribution f ees - Class A ............................................................................. 1,525 233 330
Distribution f ees - Class C ............................................................................. 361 82 N/A
Distribution f ees - Class J .............................................................................. 324 86 143
Distribution f ees - R-1 ................................................................................. 1 1 2
Distribution f ees - R-3 ................................................................................. 9 13 20
Distribution f ees - R-4 ................................................................................. 3 5 17
Administrative service fees - R-1 ...................................................................... 1 1 2
Administrative service fees - R-3 ...................................................................... 3 4 6
Administrative service fees - R-4 ...................................................................... 1 1 5
Administrative service fees - R-5 ...................................................................... 1 – 2
Registration fees - Class A ............................................................................. 13 26 8
Registration fees - Class C ............................................................................. 9 9 N/A
Registration fees - Class J .............................................................................. 17 7 7
Registration fees - Institutional ........................................................................ 8 20 17
Registration fees - R-6 ................................................................................. N/A N/A 8
Service fees - R-1 ...................................................................................... 1 1 2
Service fees - R-3 ...................................................................................... 9 13 20
Service fees - R-4 ...................................................................................... 8 12 44
Service fees - R-5 ...................................................................................... 29 11 55
Shareholder reports - Class A .......................................................................... 29 9 12
Shareholder reports - Class C .......................................................................... 3 1 N/A
Shareholder reports - Class J ........................................................................... 2 2 4
Shareholder reports - Institutional ..................................................................... 1 30 33
Shareholder reports - R-6 .............................................................................. N/A N/A 7
Transfer agent fees - Class A ........................................................................... 404 137 177
Transfer agent fees - Class C ........................................................................... 39 12 N/A
Transfer agent fees - Class J ........................................................................... 80 27 95
Transfer agent fees - Institutional ...................................................................... 16 494 232
Transfer agent fees - R-6 ............................................................................... N/A N/A 3
Chief compliance officer expenses ..................................................................... 1 1 –
Custodian fees .......................................................................................... – 9 9
Directors' expenses ..................................................................................... 24 34 15
Professional fees ....................................................................................... 10 21 13
Other expenses ......................................................................................... 13 20 11
Total Gross Expenses 5,845 6,599 6,197
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 2
Less: Reimbursement from Distributor - Class J ...................................................... 43 11 19
Total Net Expenses 5,802 6,588 6,176
Net Investment Income (Loss) 18,504 49,227 2,180
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (408) (16,347)
Investment transactions in affiliated Funds ............................................................ 39,542 – –
Futures contracts ....................................................................................... – 61 651
Capital gain distributions received from affiliated Funds .............................................. 14,621 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 48,595 226,928
Investments in affiliated Funds ......................................................................... 286,927 – –
Futures contracts ....................................................................................... – 332 –
Net Realized and Unrealized Gain (Loss) on investments and futures 341,090 48,580 211,232
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 359,594 $ 97,807 $ 213,412

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,733 $ 520 $ 1,049
Dividends ............................................................................................... 6,365 11,424 16,831
Withholding tax ........................................................................................ (22) (8) (18)
Interest .................................................................................................. 23 41 21
Securities lending - net .................................................................................
185 58 149
Total Income 8,284 12,035 18,032
Expenses:
Management and investment advisory fees ............................................................ 9,984 879 6,461
Distribution f ees - Class J .............................................................................. 49 131 17
Distribution f ees - R-1 ................................................................................. 2 10 1
Distribution f ees - R-3 ................................................................................. 17 86 7
Distribution f ees - R-4 ................................................................................. 5 14 2
Administrative service fees - R-1 ...................................................................... 2 8 1
Administrative service fees - R-3 ...................................................................... 5 24 2
Administrative service fees - R-4 ...................................................................... 1 4 –
Administrative service fees - R-5 ...................................................................... 1 5 –
Registration fees - Class J .............................................................................. 8 9 7
Registration fees - Institutional ........................................................................ 16 12 10
Registration fees - R-6 ................................................................................. 10 10 13
Service fees - R-1 ...................................................................................... 2 8 1
Service fees - R-3 ...................................................................................... 17 86 7
Service fees - R-4 ...................................................................................... 12 35 4
Service fees - R-5 ...................................................................................... 29 112 11
Shareholder reports - Class J ........................................................................... 1 2 –
Shareholder reports - Institutional ..................................................................... 7 8 14
Shareholder reports - R-6 .............................................................................. 39 2 5
Transfer agent fees - Class J ........................................................................... 38 75 16
Transfer agent fees - Institutional ...................................................................... 78 78 132
Transfer agent fees - R-6 ............................................................................... 9 6 12
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 35 7 29
Directors' expenses ..................................................................................... 27 14 16
Professional fees ....................................................................................... 13 11 13
Other expenses ......................................................................................... 15 14 8
Total Gross Expenses 10,423 1,650 6,789
Less: Reimbursement from Manager .................................................................. 236 – 139
Less: Reimbursement from Manager - Institutional ................................................... – 39 107
Less: Reimbursement from Manager - R-6 ............................................................ 23 – –
Less: Reimbursement from Distributor - Class J ...................................................... 6 18 2
Total Net Expenses 10,158 1,593 6,541
Net Investment Income (Loss) (1,874) 10,442 11,491
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 52,420 52,490 12,409
Futures contracts ....................................................................................... 909 3,480 1,193
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 373,045 120,805 187,334
Futures contracts ....................................................................................... – (150) 639
Net Realized and Unrealized Gain (Loss) on investments and futures 426,374 176,625 201,575
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 424,500 $ 187,067 $ 213,066

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 9
Interest ...................................................................................................................................................... 11,678
Total Income 11,687
Expenses:
Management and investment advisory fees ................................................................................................................ 1,100
Distribution f ees - Class A ................................................................................................................................. 331
Distribution f ees - Class C ................................................................................................................................. 83
Registration fees - Class A ................................................................................................................................. 12
Registration fees - Class C ................................................................................................................................. 10
Registration fees - Institutional ............................................................................................................................ 15
Shareholder reports - Class A .............................................................................................................................. 3
Shareholder reports - Class C .............................................................................................................................. 1
Shareholder reports - Institutional ......................................................................................................................... 4
Transfer agent fees - Class A ............................................................................................................................... 75
Transfer agent fees - Class C ............................................................................................................................... 10
Transfer agent fees - Institutional .......................................................................................................................... 142
Directors' expenses ......................................................................................................................................... 8
Interest expense and fees ................................................................................................................................... 403
Professional fees ........................................................................................................................................... 23
Other expenses ............................................................................................................................................. 10
Total Gross Expenses 2,230
Less: Reimbursement from Manager - Institutional ....................................................................................................... 108
Total Net Expenses 2,122
Net Investment Income (Loss) 9,565
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (2,729)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 32,588
Net Realized and Unrealized Gain (Loss) on investments 29,859
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 39,424

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 9,275 $ 17,040
Net realized gain (loss) on investments ...................................................................................................... (2,828) (6,804)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
30,715 7,446
Net Increase (Decrease) in Net Assets Resulting from Operations 37,162 17,682
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,186) (16,587)
Total Dividends and Distributions (9,186) (16,587)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
20,722 4,133
Total Increase (Decrease) in Net Assets 48,698 5,228
Net Assets
Beginning of period ..........................................................................................................................
558,354 553,126
End of period ................................................................................................................................
$ 607,052 $ 558,354
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 47,353 $ 2,715 $ 66,891
Reinvested .................................................................................... 4,353 215 3,858
Redeemed .....................................................................................
(54,571) (4,649) (45,443)
Net Increase (Decrease)
$ (2,865) $ (1,719) $ 25,306
Shares:
Sold ......................................................................................... 4,829 276 6,868
Reinvested .................................................................................... 443 22 392
Redeemed .....................................................................................
(5,569) (473) (4,653)
Net Increase (Decrease)
(297) (175) 2,607
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 64,087 $ 3,105 $ 132,974
Reinvested .................................................................................... 8,546 480 6,164
Redeemed .....................................................................................
(100,938) (8,644) (101,641)
Net Increase (Decrease)
$ (28,305) $ (5,059) $ 37,497
Shares:
Sold ......................................................................................... 6,614 320 13,745
Reinvested .................................................................................... 884 49 637
Redeemed .....................................................................................
(10,477) (894) (10,522)
Net Increase (Decrease)
(2,979) (525) 3,860
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (4,654) $ (219) $ (4,313)
Total Dividends and Distributions
$ (4,654) $ (219) $ (4,313)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (9,137) $ (493) $ (6,957)
Total Dividends and Distributions
$ (9,137) $ (493) $ (6,957)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 168,900 $ 294,354
Net realized gain (loss) on investments ...................................................................................................... (15,555) 7,586
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
375,876 (290,027)
Net Increase (Decrease) in Net Assets Resulting from Operations 529,221 11,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (180,493) (325,014)
Total Dividends and Distributions (180,493) (325,014)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
389,176 695,518
Total Increase (Decrease) in Net Assets 737,904 382,417
Net Assets
Beginning of period ..........................................................................................................................
9,656,645 9,274,228
End of period ................................................................................................................................
$ 10,394,549 $ 9,656,645
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .......................... $ 15,773 N/A $ 7,450 $ 267,345 $ 209 $ 1,599 $ 525 $ 2,777 $ 1,338,334
Reinvested ..................... 3,136 N/A 1,346 14,465 83 141 51 323 160,662
Redeemed ......................
(25,941) N/A (9,350) (586,316) (759) (1,758) (333) (6,378) (794,208)
Net Increase (Decrease)
$ (7,032) N/A $ (554) $ (304,506) $ (467) $ (18) $ 243 $ (3,278) $ 704,788
Shares:
Sold .......................... 1,869 N/A 881 31,681 25 188 63 330 159,276
Reinvested ..................... 372 N/A 159 1,706 10 17 6 38 19,000
Redeemed ......................
(3,087) N/A (1,109) (70,265) (90) (206) (40) (748) (94,437)
Net Increase (Decrease)
(846) N/A (69) (36,878) (55) (1) 29 (380) 83,839
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 51,533 $ 1,797 $ 13,026 $ 410,385 $ 540 $ 2,441 $ 703 $ 6,566 $ 1,085,458
Reinvested ..................... 5,794 155 2,565 23,673 171 261 253 605 290,939
Redeemed ......................
(49,299) (20,896) (18,798) (254,470) (1,468) (3,416) (8,541) (4,778) (839,681)
Net Increase (Decrease)
$ 8,028 $ (18,944) $ (3,207) $ 179,588 $ (757) $ (714) $ (7,585) $ 2,393 $ 536,716
Shares:
Sold .......................... 6,099 211 1,546 48,304 63 288 84 779 127,982
Reinvested ..................... 690 18 304 2,810 20 31 30 72 34,532
Redeemed ......................
(5,857) (2,451) (2,240) (30,102) (173) (402) (1,038) (563) (99,601)
Net Increase (Decrease)
932 (2,222) (390) 21,012 (90) (83) (924) 288 62,913
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2024
From net investment income and net
realized gain on investments ......... $ (3,259) $ N/A $ (1,357) $ (14,597) $ (83) $ (141) $ (51) $ (323) $ (160,682)
Total Dividends and Distributions
$ (3,259) $ N/A $ (1,357) $ (14,597) $ (83) $ (141) $ (51) $ (323) $ (160,682)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
Total Dividends and Distributions
$ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 10,672 $ 19,891
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (11,275) (39,505)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
31,317 16,796
Net Increase (Decrease) in Net Assets Resulting from Operations 30,714 (2,818)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (10,856) (18,585)
Total Dividends and Distributions (10,856) (18,585)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,164) (12,671)
Total Increase (Decrease) in Net Assets 5,694 (34,074)
Net Assets
Beginning of period ..........................................................................................................................
550,391 584,465
End of period ................................................................................................................................
$ 556,085 $ 550,391
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 2,451 $ 2,507 $ 31,774 $ 730 $ 2,960 $ 566 $ 3,591
Reinvested .......................................... 1,190 1,739 6,766 53 280 62 723
Redeemed ...........................................
(6,865) (7,345) (43,829) (156) (3,689) (1,656) (6,016)
Net Increase (Decrease)
$ (3,224) $ (3,099) $ (5,289) $ 627 $ (449) $ (1,028) $ (1,702)
Shares:
Sold ............................................... 270 275 3,532 80 330 62 400
Reinvested .......................................... 132 191 751 6 31 7 81
Redeemed ...........................................
(759) (809) (4,859) (17) (410) (185) (670)
Net Increase (Decrease)
(357) (343) (576) 69 (49) (116) (189)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,289 $ 4,470 $ 69,428 $ 372 $ 4,053 $ 2,160 $ 7,740
Reinvested .......................................... 2,044 2,916 11,738 74 408 137 1,204
Redeemed ...........................................
(10,906) (13,519) (88,152) (697) (2,806) (2,696) (7,928)
Net Increase (Decrease)
$ (1,573) $ (6,133) $ (6,986) $ (251) $ 1,655 $ (399) $ 1,016
Shares:
Sold ............................................... 804 487 7,646 41 455 232 861
Reinvested .......................................... 226 320 1,301 8 46 15 134
Redeemed ...........................................
(1,208) (1,478) (9,770) (76) (312) (294) (881)
Net Increase (Decrease)
(178) (671) (823) (27) 189 (47) 114
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (1,222) $ (1,746) $ (6,770) $ (53) $ (280) $ (62) $ (723)
Total Dividends and Distributions
$ (1,222) $ (1,746) $ (6,770) $ (53) $ (280) $ (62) $ (723)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)
Total Dividends and Distributions
$ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 87,441 $ 181,951
Net realized gain (loss) on investments , foreign currencies , futures , short sales and swap agreements ..................................... (67,738) (307,846)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
185,715 233,921
Net Increase (Decrease) in Net Assets Resulting from Operations 205,418 108,026
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (94,223) (174,426)
Total Dividends and Distributions (94,223) (174,426)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(94,946) (534,527)
Total Increase (Decrease) in Net Assets 16,249 (600,927)
Net Assets
Beginning of period ..........................................................................................................................
2,637,856 3,238,783
End of period ................................................................................................................................
$ 2,654,105 $ 2,637,856
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .............................................................................. $ 43,675 $ 10,169 $ 198,785 $ 35,522
Reinvested ......................................................................... 31,322 4,750 42,447 4,033
Redeemed ..........................................................................
(143,904) (38,472) (266,412) (16,861)
Net Increase (Decrease)
$ (68,907) $ (23,553) $ (25,180) $ 22,694
Shares:
Sold .............................................................................. 3,686 863 16,911 3,022
Reinvested ......................................................................... 2,644 403 3,606 343
Redeemed ..........................................................................
(12,157) (3,271) (22,686) (1,437)
Net Increase (Decrease)
(5,827) (2,005) (2,169) 1,928
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 124,518 $ 11,341 $ 295,053 $ 108,229
Reinvested ......................................................................... 56,073 10,346 81,331 4,242
Redeemed ..........................................................................
(285,155) (120,196) (772,918) (47,391)
Net Increase (Decrease)
$ (104,564) $ (98,509) $ (396,534) $ 65,080
Shares:
Sold .............................................................................. 10,542 968 25,144 9,258
Reinvested ......................................................................... 4,782 887 6,972 366
Redeemed ..........................................................................
(24,214) (10,253) (65,931) (4,068)
Net Increase (Decrease)
(8,890) (8,398) (33,815) 5,556
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments .................................. $ (35,529) $ (4,932) $ (49,688) $ (4,074)
Total Dividends and Distributions
$ (35,529) $ (4,932) $ (49,688) $ (4,074)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (63,785) $ (10,702) $ (95,579) $ (4,360)
Total Dividends and Distributions
$ (63,785) $ (10,702) $ (95,579) $ (4,360)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 49,647 $ 82,560
Net realized gain (loss) on investments and foreign currencies ............................................................................. 123,667 (24,892)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
701,664 405,748
Net Increase (Decrease) in Net Assets Resulting from Operations 874,978 463,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (128,703) (47,311)
Total Dividends and Distributions (128,703) (47,311)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
92,355 44,421
Total Increase (Decrease) in Net Assets 838,630 460,526
Net Assets
Beginning of period ..........................................................................................................................
4,478,666 4,018,140
End of period ................................................................................................................................
$ 5,317,296 $ 4,478,666
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 5,035 $ 4,403 $ 32,297 $ 154 $ 922 $ 637 $ 1,564 $ 608,420
Reinvested ............................... 4,188 3,386 10,395 36 227 133 458 109,044
Redeemed ................................
(15,188) (9,772) (292,071) (70) (1,293) (933) (3,825) (365,792)
Net Increase (Decrease)
$ (5,965) $ (1,983) $ (249,379) $ 120 $ (144) $ (163) $ (1,803) $ 351,672
Shares:
Sold .................................... 382 338 2,439 11 70 47 115 45,819
Reinvested ............................... 318 261 795 3 17 10 34 8,343
Redeemed ................................
(1,139) (743) (21,817) (5) (98) (68) (279) (27,371)
Net Increase (Decrease)
(439) (144) (18,583) 9 (11) (11) (130) 26,791
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 9,465 $ 8,515 $ 76,461 $ 294 $ 2,326 $ 936 $ 3,018 $ 802,191
Reinvested ............................... 1,119 1,004 4,121 4 45 44 206 40,515
Redeemed ................................
(27,576) (15,008) (137,913) (816) (2,859) (2,811) (11,521) (707,339)
Net Increase (Decrease)
$ (16,992) $ (5,489) $ (57,331) $ (518) $ (488) $ (1,831) $ (8,297) $ 135,367
Shares:
Sold .................................... 768 696 6,276 24 189 75 242 65,882
Reinvested ............................... 98 89 364 – 4 4 18 3,579
Redeemed ................................
(2,252) (1,234) (11,318) (66) (235) (225) (929) (57,665)
Net Increase (Decrease)
(1,386) (449) (4,678) (42) (42) (146) (669) 11,796
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Total Dividends and Distributions
$ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Total Dividends and Distributions
$ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 101,688 $ 204,012
Net realized gain (loss) on investments ...................................................................................................... 388,976 75,583
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
977,563 (260,238)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,468,227 19,357
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (150,813) (552,278)
Total Dividends and Distributions (150,813) (552,278)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(699,520) (909,529)
Total Increase (Decrease) in Net Assets 617,894 (1,442,450)
Net Assets
Beginning of period ..........................................................................................................................
7,845,954 9,288,404
End of period ................................................................................................................................
$ 8,463,848 $ 7,845,954
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 30,602 $ 3,129 $ 2,923 $ 271,827 $ 43 $ 2,854 $ 2,994 $ 6,898
Reinvested ............................... 18,772 950 1,307 124,482 17 432 400 2,351
Redeemed ................................
(96,053) (13,372) (5,710) (1,010,790) (168) (5,520) (2,680) (35,208)
Net Increase (Decrease)
$ (46,679) $ (9,293) $ (1,480) $ (614,481) $ (108) $ (2,234) $ 714 $ (25,959)
Shares:
Sold .................................... 813 86 77 7,178 1 75 79 182
Reinvested ............................... 498 26 35 3,290 – 12 11 62
Redeemed ................................
(2,552) (364) (152) (26,680) (4) (145) (71) (900)
Net Increase (Decrease)
(1,241) (252) (40) (16,212) (3) (58) 19 (656)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 79,421 $ 7,111 $ 5,307 $ 963,570 $ 176 $ 7,051 $ 4,089 $ 13,399
Reinvested ............................... 64,931 4,458 4,472 458,422 98 1,609 1,485 8,487
Redeemed ................................
(169,830) (30,924) (11,296) (2,266,576) (1,020) (11,176) (9,832) (32,961)
Net Increase (Decrease)
$ (25,478) $ (19,355) $ (1,517) $ (844,584) $ (746) $ (2,516) $ (4,258) $ (11,075)
Shares:
Sold .................................... 2,234 207 147 27,017 5 202 114 380
Reinvested ............................... 1,829 129 126 12,910 3 45 42 239
Redeemed ................................
(4,798) (903) (320) (64,052) (29) (319) (277) (934)
Net Increase (Decrease)
(735) (567) (47) (24,125) (21) (72) (121) (315)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (19,406) $ (1,024) $ (1,310) $ (125,867) $ (17) $ (438) $ (400) $ (2,351)
Total Dividends and Distributions
$ (19,406) $ (1,024) $ (1,310) $ (125,867) $ (17) $ (438) $ (400) $ (2,351)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)
Total Dividends and Distributions
$ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 37,012 $ 30,811
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. 7,706 (42,958)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
4,572 52,468
Net Increase (Decrease) in Net Assets Resulting from Operations 49,290 40,321
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (23,599) (27,579)
Total Dividends and Distributions (23,599) (27,579)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
101,723 56,369
Total Increase (Decrease) in Net Assets 127,414 69,111
Net Assets
Beginning of period ..........................................................................................................................
447,683 378,572
End of period ................................................................................................................................
$ 575,097 $ 447,683
Institutional
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .............................................................................................................. $ 145,693
Reinvested ......................................................................................................... 23,599
Redeemed ..........................................................................................................
(67,569)
Net Increase (Decrease)
$ 101,723
Shares:
Sold .............................................................................................................. 16,678
Reinvested ......................................................................................................... 2,697
Redeemed ..........................................................................................................
(7,715)
Net Increase (Decrease)
11,660
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 177,940
Reinvested ......................................................................................................... 27,575
Redeemed ..........................................................................................................
(149,146)
Net Increase (Decrease)
$ 56,369
Shares:
Sold .............................................................................................................. 20,604
Reinvested ......................................................................................................... 3,221
Redeemed ..........................................................................................................
(17,338)
Net Increase (Decrease)
6,487
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments .................................................................. $ (23,599)
Total Dividends and Distributions
$ (23,599)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (27,579)
Total Dividends and Distributions
$ (27,579)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 750 $ 3,050
Net realized gain (loss) on investments and foreign currencies ............................................................................. 3,998 (2,110)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
26,231 27,973
Net Increase (Decrease) in Net Assets Resulting from Operations 30,979 28,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,815) (2,789)
Total Dividends and Distributions (4,815) (2,789)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
671 (10,689)
Total Increase (Decrease) in Net Assets 26,835 15,435
Net Assets
Beginning of period ..........................................................................................................................
212,417 196,982
End of period ................................................................................................................................
$ 239,252 $ 212,417
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 1,390 $ 1,063 $ 14,888 $ 110 $ 380 $ 78 $ 244 $ 68,863
Reinvested ............................... 1,244 1,480 1,758 16 76 33 55 138
Redeemed ................................
(6,000) (4,283) (74,762) (52) (1,038) (647) (2,321) (2,042)
Net Increase (Decrease)
$ (3,366) $ (1,740) $ (58,116) $ 74 $ (582) $ (536) $ (2,022) $ 66,959
Shares:
Sold .................................... 56 44 618 4 15 4 11 2,797
Reinvested ............................... 51 64 73 1 3 1 2 6
Redeemed ................................
(244) (181) (3,039) (2) (42) (27) (97) (83)
Net Increase (Decrease)
(137) (73) (2,348) 3 (24) (22) (84) 2,720
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,188 $ 3,320 $ 16,720 $ 118 $ 665 $ 301 $ 914 $ 4,343
Reinvested ............................... 722 904 929 8 40 27 64 90
Redeemed ................................
(11,323) (8,477) (18,772) (315) (806) (889) (1,470) (2,990)
Net Increase (Decrease)
$ (5,413) $ (4,253) $ (1,123) $ (189) $ (101) $ (561) $ (492) $ 1,443
Shares:
Sold .................................... 222 148 722 6 29 13 39 193
Reinvested ............................... 33 43 42 – 2 1 3 4
Redeemed ................................
(485) (378) (816) (14) (35) (38) (63) (130)
Net Increase (Decrease)
(230) (187) (52) (8) (4) (24) (21) 67
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Total Dividends and Distributions
$ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Total Dividends and Distributions
$ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 22,199 $ 51,961
Net realized gain (loss) on investments and foreign currencies ............................................................................. 71 (93,880)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
191,892 (28,713)
Net Increase (Decrease) in Net Assets Resulting from Operations 214,162 (70,632)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,899) (24,691)
Total Dividends and Distributions (52,899) (24,691)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(223,004) (321,183)
Total Increase (Decrease) in Net Assets (61,741) (416,506)
Net Assets
Beginning of period ..........................................................................................................................
1,803,926 2,220,432
End of period ................................................................................................................................
$ 1,742,185 $ 1,803,926
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 4,179 $ 132,097 $ 100 $ 85 $ 1,170 $ 73,604
Reinvested .................................................... 1,420 30,115 19 16 185 18,541
Redeemed .....................................................
(11,333) (350,712) (99) (72) (506) (121,813)
Net Increase (Decrease)
$ (5,734) $ (188,500) $ 20 $ 29 $ 849 $ (29,668)
Shares:
Sold ......................................................... 514 14,894 12 9 132 8,280
Reinvested .................................................... 166 3,231 2 2 20 1,989
Redeemed .....................................................
(1,388) (39,558) (12) (8) (58) (13,998)
Net Increase (Decrease)
(708) (21,433) 2 3 94 (3,729)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 10,885 $ 398,389 $ 417 $ 151 $ 1,562 $ 137,000
Reinvested .................................................... 522 14,539 3 4 62 8,275
Redeemed .....................................................
(37,190) (685,897) (230) (55) (694) (168,926)
Net Increase (Decrease)
$ (25,783) $ (272,969) $ 190 $ 100 $ 930 $ (23,651)
Shares:
Sold ......................................................... 1,361 45,547 49 17 179 15,964
Reinvested .................................................... 67 1,719 – – 7 978
Redeemed .....................................................
(4,624) (79,163) (27) (5) (80) (19,045)
Net Increase (Decrease)
(3,196) (31,897) 22 12 106 (2,103)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (1,490) $ (32,215) $ (19) $ (16) $ (185) $ (18,974)
Total Dividends and Distributions
$ (1,490) $ (32,215) $ (19) $ (16) $ (185) $ (18,974)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Total Dividends and Distributions
$ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 9,287 $ 16,286
Net realized gain (loss) on investments and futures ......................................................................................... (6,509) (29,486)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
29,458 14,120
Net Increase (Decrease) in Net Assets Resulting from Operations 32,236 920
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,712) (18,171)
Total Dividends and Distributions (9,712) (18,171)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,916) (131,646)
Total Increase (Decrease) in Net Assets 17,608 (148,897)
Net Assets
Beginning of period ..........................................................................................................................
622,179 771,076
End of period ................................................................................................................................
$ 639,787 $ 622,179
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 4,082 $ 2,842 $ 35,425 $ 29 $ 442 $ 272 $ 474
Reinvested .......................................... 2,018 949 6,478 6 40 24 110
Redeemed ...........................................
(14,396) (8,390) (30,729) (132) (649) (572) (3,239)
Net Increase (Decrease)
$ (8,296) $ (4,599) $ 11,174 $ (97) $ (167) $ (276) $ (2,655)
Shares:
Sold ............................................... 465 320 4,031 3 50 30 54
Reinvested .......................................... 229 107 733 1 5 3 12
Redeemed ...........................................
(1,641) (954) (3,505) (15) (74) (67) (367)
Net Increase (Decrease)
(947) (527) 1,259 (11) (19) (34) (301)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,820 $ 5,941 $ 113,016 $ 75 $ 786 $ 914 $ 1,629
Reinvested .......................................... 4,170 1,918 11,424 36 79 126 249
Redeemed ...........................................
(37,399) (13,919) (223,122) (2,035) (1,381) (4,238) (1,735)
Net Increase (Decrease)
$ (21,409) $ (6,060) $ (98,682) $ (1,924) $ (516) $ (3,198) $ 143
Shares:
Sold ............................................... 1,329 672 12,900 8 89 103 182
Reinvested .......................................... 472 216 1,291 4 9 14 28
Redeemed ...........................................
(4,219) (1,574) (24,622) (227) (155) (493) (194)
Net Increase (Decrease)
(2,418) (686) (10,431) (215) (57) (376) 16
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (2,091) $ (956) $ (6,484) $ (6) $ (41) $ (24) $ (110)
Total Dividends and Distributions
$ (2,091) $ (956) $ (6,484) $ (6) $ (41) $ (24) $ (110)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)
Total Dividends and Distributions
$ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 75,933 $ 153,695
Net realized gain (loss) on investments ...................................................................................................... – 139
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 75,933 153,834
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (75,933) (153,834)
Total Dividends and Distributions (75,933) (153,834)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
231,064 (204,800)
Total Increase (Decrease) in Net Assets 231,064 (204,800)
Net Assets
Beginning of period ..........................................................................................................................
2,774,827 2,979,627
End of period ................................................................................................................................
$ 3,005,891 $ 2,774,827
Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ................................................................................................... $ 605,537 $ 19,807,549
Reinvested .............................................................................................. 2 1,554
Redeemed ...............................................................................................
(487,757) (19,695,821)
Net Increase (Decrease)
$ 117,782 $ 113,282
Shares:
Sold ................................................................................................... 605,537 19,807,549
Reinvested .............................................................................................. 2 1,554
Redeemed ...............................................................................................
(487,757) (19,695,821)
Net Increase (Decrease)
117,782 113,282
Year Ended October 31, 2023
(a)
Dollars:
Sold ................................................................................................... $ 5,668,078 $ 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
$ (2,787,739) $ 2,582,939
Shares:
Sold ................................................................................................... 5,668,078 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
(2,787,739) 2,582,939
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,410) $ (70,523)
Total Dividends and Distributions
$ (5,410) $ (70,523)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ....................................................... $ (14,507) $ (139,327)
Total Dividends and Distributions
$ (14,507) $ (139,327)
(a)
Period from December 12, 2022, date operations commenced, through October 31, 2023 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 119,155 $ 213,460
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... (55,393) (119,171)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
208,208 87,067
Net Increase (Decrease) in Net Assets Resulting from Operations 271,970 181,356
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (121,765) (230,586)
Total Dividends and Distributions (121,765) (230,586)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
226,348 129,211
Total Increase (Decrease) in Net Assets 376,553 79,981
Net Assets
Beginning of period ..........................................................................................................................
3,159,560 3,079,579
End of period ................................................................................................................................
$ 3,536,113 $ 3,159,560
Institutional
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .............................................................................................................. $ 337,030
Reinvested ......................................................................................................... 121,759
Redeemed ..........................................................................................................
(232,441)
Net Increase (Decrease)
$ 226,348
Shares:
Sold .............................................................................................................. 41,284
Reinvested ......................................................................................................... 14,953
Redeemed ..........................................................................................................
(28,484)
Net Increase (Decrease)
27,753
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 320,852
Reinvested ......................................................................................................... 230,586
Redeemed ..........................................................................................................
(422,227)
Net Increase (Decrease)
$ 129,211
Shares:
Sold .............................................................................................................. 40,276
Reinvested ......................................................................................................... 29,097
Redeemed ..........................................................................................................
(52,934)
Net Increase (Decrease)
16,439
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments .................................................................. $ (121,765)
Total Dividends and Distributions
$ (121,765)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (230,586)
Total Dividends and Distributions
$ (230,586)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 79,970 $ 135,628
Net realized gain (loss) on investments and foreign currencies ............................................................................. (16,690) (24,093)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
147,578 25,453
Net Increase (Decrease) in Net Assets Resulting from Operations 210,858 136,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (80,343) (139,190)
Total Dividends and Distributions (80,343) (139,190)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
69,970 151,981
Total Increase (Decrease) in Net Assets 200,485 149,779
Net Assets
Beginning of period ..........................................................................................................................
2,313,896 2,164,117
End of period ................................................................................................................................
$ 2,514,381 $ 2,313,896
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .............................................................................. $ 80,271 $ 1,791 $ 207,074 $ 93,261
Reinvested ......................................................................... 12,079 759 40,582 22,078
Redeemed ..........................................................................
(113,035) (5,783) (197,683) (71,424)
Net Increase (Decrease)
$ (20,685) $ (3,233) $ 49,973 $ 43,915
Shares:
Sold .............................................................................. 12,087 265 31,727 14,194
Reinvested ......................................................................... 1,808 112 6,128 3,335
Redeemed ..........................................................................
(17,067) (856) (30,014) (10,831)
Net Increase (Decrease)
(3,172) (479) 7,841 6,698
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 209,529 $ 4,090 $ 466,012 $ 291,252
Reinvested ......................................................................... 23,640 1,740 70,505 32,987
Redeemed ..........................................................................
(247,524) (16,630) (492,637) (190,983)
Net Increase (Decrease)
$ (14,355) $ (10,800) $ 43,880 $ 133,256
Shares:
Sold .............................................................................. 32,463 625 72,837 45,404
Reinvested ......................................................................... 3,662 266 11,019 5,156
Redeemed ..........................................................................
(38,317) (2,543) (77,211) (29,864)
Net Increase (Decrease)
(2,192) (1,652) 6,645 20,696
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments .................................. $ (12,816) $ (766) $ (42,686) $ (24,075)
Total Dividends and Distributions
$ (12,816) $ (766) $ (42,686) $ (24,075)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (25,115) $ (1,756) $ (74,140) $ (38,179)
Total Dividends and Distributions
$ (25,115) $ (1,756) $ (74,140) $ (38,179)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 23,307 $ 59,016
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (26,190) (61,219)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
54,723 (4,040)
Net Increase (Decrease) in Net Assets Resulting from Operations 51,840 (6,243)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (53,740) (94,099)
Total Dividends and Distributions (53,740) (94,099)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
416,346 (77,747)
Total Increase (Decrease) in Net Assets 414,446 (178,089)
Net Assets
Beginning of period ..........................................................................................................................
1,471,972 1,650,061
End of period ................................................................................................................................
$ 1,886,418 $ 1,471,972
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 1,529 $ 493,883 $ 40 $ 563 $ 607 $ 100
Reinvested .................................................... 488 52,998 20 154 25 55
Redeemed .....................................................
(4,010) (126,676) (170) (800) (506) (1,954)
Net Increase (Decrease)
$ (1,993) $ 420,205 $ (110) $ (83) $ 126 $ (1,799)
Shares:
Sold ......................................................... 212 65,201 5 78 82 13
Reinvested .................................................... 67 6,883 3 21 3 7
Redeemed .....................................................
(556) (16,542) (24) (111) (67) (258)
Net Increase (Decrease)
(277) 55,542 (16) (12) 18 (238)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 2,616 $ 174,642 $ 82 $ 1,130 $ 557 $ 1,408
Reinvested .................................................... 1,031 92,111 36 400 236 285
Redeemed .....................................................
(6,589) (337,108) (65) (3,148) (3,209) (2,162)
Net Increase (Decrease)
$ (2,942) $ (70,355) $ 53 $ (1,618) $ (2,416) $ (469)
Shares:
Sold ......................................................... 355 22,375 12 150 74 182
Reinvested .................................................... 143 12,025 5 55 32 38
Redeemed .....................................................
(893) (42,285) (9) (424) (439) (283)
Net Increase (Decrease)
(395) (7,885) 8 (219) (333) (63)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Total Dividends and Distributions
$ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)
Total Dividends and Distributions
$ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,536 $ 9,322
Net realized gain (loss) on investments and foreign currencies ............................................................................. 96 (3,421)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
51,067 23,335
Net Increase (Decrease) in Net Assets Resulting from Operations 54,699 29,236
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,044) (8,890)
Total Dividends and Distributions (9,044) (8,890)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(11,312) (21,771)
Total Increase (Decrease) in Net Assets 34,343 (1,425)
Net Assets
Beginning of period ..........................................................................................................................
273,466 274,891
End of period ................................................................................................................................
$ 307,809 $ 273,466
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 5,251 $ 103 $ 53 $ 11 $ 200 $ 57,963
Reinvested .................................................... 2,819 27 25 8 64 4,791
Redeemed .....................................................
(62,543) (3) (153) (7) (138) (19,783)
Net Increase (Decrease)
$ (54,473) $ 127 $ (75) $ 12 $ 126 $ 42,971
Shares:
Sold ......................................................... 389 7 3 – 14 4,214
Reinvested .................................................... 212 2 2 1 5 361
Redeemed .....................................................
(4,539) – (11) – (10) (1,464)
Net Increase (Decrease)
(3,938) 9 (6) 1 9 3,111
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 36,853 $ 217 $ 193 $ 61 $ 1,979 $ 23,151
Reinvested .................................................... 2,720 21 39 53 17 4,900
Redeemed .....................................................
(45,842) (196) (1,084) (1,839) (478) (42,536)
Net Increase (Decrease)
$ (6,269) $ 42 $ (852) $ (1,725) $ 1,518 $ (14,485)
Shares:
Sold ......................................................... 2,921 17 16 6 164 1,847
Reinvested .................................................... 231 2 3 4 1 417
Redeemed .....................................................
(3,649) (15) (85) (152) (37) (3,342)
Net Increase (Decrease)
(497) 4 (66) (142) 128 (1,078)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (2,875) $ (27) $ (25) $ (8) $ (64) $ (6,045)
Total Dividends and Distributions
$ (2,875) $ (27) $ (25) $ (8) $ (64) $ (6,045)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Total Dividends and Distributions
$ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,726 $ (1,169)
Net realized gain (loss) on investments and futures ......................................................................................... 1,655,261 743,379
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
697,329 887,095
Net Increase (Decrease) in Net Assets Resulting from Operations 2,355,316 1,629,305
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (693,832) (970,970)
Total Dividends and Distributions (693,832) (970,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,466,017) 262,742
Total Increase (Decrease) in Net Assets (804,533) 921,077
Net Assets
Beginning of period ..........................................................................................................................
10,483,885 9,562,808
End of period ................................................................................................................................
$ 9,679,352 $ 10,483,885
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 14,510 $ 26,192 $ 87,458 $ 483 $ 5,749 $ 7,631 $ 7,598 $ 186,824
Reinvested ............................... 29,057 29,333 161,110 817 5,083 3,615 10,182 452,427
Redeemed ................................
(34,999) (30,203) (2,323,235) (607) (10,972) (20,832) (50,603) (1,022,635)
Net Increase (Decrease)
$ 8,568 $ 25,322 $ (2,074,667) $ 693 $ (140) $ (9,586) $ (32,823) $ (383,384)
Shares:
Sold .................................... 856 2,073 4,895 38 385 492 451 10,300
Reinvested ............................... 1,829 2,473 9,422 67 364 246 642 26,396
Redeemed ................................
(2,071) (2,403) (129,652) (47) (732) (1,295) (3,045) (55,660)
Net Increase (Decrease)
614 2,143 (115,335) 58 17 (557) (1,952) (18,964)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 25,470 $ 45,787 $ 234,682 $ 1,356 $ 10,178 $ 8,430 $ 16,955 $ 673,776
Reinvested ............................... 40,388 36,370 238,720 1,144 6,902 5,381 16,778 622,445
Redeemed ................................
(54,588) (40,543) (493,104) (2,580) (14,679) (16,878) (52,692) (1,046,956)
Net Increase (Decrease)
$ 11,270 $ 41,614 $ (19,702) $ (80) $ 2,401 $ (3,067) $ (18,959) $ 249,265
Shares:
Sold .................................... 1,738 4,073 15,610 122 793 640 1,192 43,880
Reinvested ............................... 3,294 3,898 18,237 119 633 473 1,373 47,479
Redeemed ................................
(3,804) (3,710) (32,300) (220) (1,164) (1,274) (3,652) (67,828)
Net Increase (Decrease)
1,228 4,261 1,547 21 262 (161) (1,087) 23,531
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,182) $ (452,448)
Total Dividends and Distributions
$ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,182) $ (452,448)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Total Dividends and Distributions
$ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 50,254 $ 88,355
Net realized gain (loss) on investments and futures ......................................................................................... 55,724 218,075
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
1,174,709 234,142
Net Increase (Decrease) in Net Assets Resulting from Operations 1,280,687 540,572
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (279,092) (152,697)
Total Dividends and Distributions (279,092) (152,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
121,835 207,054
Total Increase (Decrease) in Net Assets 1,123,430 594,929
Net Assets
Beginning of period ..........................................................................................................................
6,142,637 5,547,708
End of period ................................................................................................................................
$ 7,266,067 $ 6,142,637
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 41,777 N/A $ 86,295 $ 400,312 $ 1,591 $ 14,809 $ 18,025 $ 27,719
Reinvested ............................... 25,909 N/A 40,038 192,168 435 5,519 4,375 10,019
Redeemed ................................
(56,974) N/A (70,642) (532,911) (996) (24,743) (17,996) (42,894)
Net Increase (Decrease)
$ 10,712 N/A $ 55,691 $ 59,569 $ 1,030 $ (4,415) $ 4,404 $ (5,156)
Shares:
Sold .................................... 1,734 N/A 3,635 16,663 66 616 747 1,118
Reinvested ............................... 1,116 N/A 1,749 8,269 19 237 187 423
Redeemed ................................
(2,372) N/A (2,976) (22,090) (41) (1,020) (739) (1,748)
Net Increase (Decrease)
478 N/A 2,408 2,842 44 (167) 195 (207)
Year Ended October 31, 2023
(a)
Dollars:
Sold .................................... $ 109,916 $ 2,508 $ 101,983 $ 1,000,055 $ 2,357 $ 29,350 $ 23,956 $ 39,745
Reinvested ............................... 14,068 740 22,116 103,161 239 2,944 2,504 6,581
Redeemed ................................
(90,345) (51,334) (97,831) (854,636) (3,558) (38,481) (36,321) (82,663)
Net Increase (Decrease)
$ 33,639 $ (48,086) $ 26,268 $ 248,580 $ (962) $ (6,187) $ (9,861) $ (36,337)
Shares:
Sold .................................... 5,207 129 4,857 47,660 112 1,389 1,137 1,857
Reinvested ............................... 723 40 1,153 5,303 12 151 128 332
Redeemed ................................
(4,282) (2,529) (4,703) (40,851) (168) (1,835) (1,717) (3,840)
Net Increase (Decrease)
1,648 (2,360) 1,307 12,112 (44) (295) (452) (1,651)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Total Dividends and Distributions
$ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on
investments ............................... $ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
Total Dividends and Distributions
$ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 24,668 $ 43,234
Net realized gain (loss) on investments and futures ......................................................................................... 109,137 67,025
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
315,644 (112,229)
Net Increase (Decrease) in Net Assets Resulting from Operations 449,449 (1,970)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (93,690) (255,076)
Total Dividends and Distributions (93,690) (255,076)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
341,480 171,418
Total Increase (Decrease) in Net Assets 697,239 (85,628)
Net Assets
Beginning of period ..........................................................................................................................
2,649,451 2,735,079
End of period ................................................................................................................................
$ 3,346,690 $ 2,649,451
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 2,003 $ 493,535 $ 304 $ 471 $ 34 $ 374
Reinvested .................................................... 2,506 90,694 93 161 36 185
Redeemed .....................................................
(7,620) (239,602) (158) (518) (163) (855)
Net Increase (Decrease)
$ (3,111) $ 344,627 $ 239 $ 114 $ (93) $ (296)
Shares:
Sold ......................................................... 112 26,573 17 25 1 20
Reinvested .................................................... 143 5,063 5 8 2 10
Redeemed .....................................................
(427) (13,046) (9) (27) (9) (46)
Net Increase (Decrease)
(172) 18,590 13 6 (6) (16)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 7,737 $ 446,915 $ 385 $ 1,577 $ 343 $ 1,444
Reinvested .................................................... 7,902 245,642 351 500 179 500
Redeemed .....................................................
(13,230) (523,787) (957) (1,675) (1,164) (1,244)
Net Increase (Decrease)
$ 2,409 $ 168,770 $ (221) $ 402 $ (642) $ 700
Shares:
Sold ......................................................... 444 26,032 22 85 20 83
Reinvested .................................................... 476 14,493 21 28 10 29
Redeemed .....................................................
(783) (30,320) (55) (90) (68) (70)
Net Increase (Decrease)
137 10,205 (12) 23 (38) 42
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (2,511) $ (90,704) $ (93) $ (161) $ (36) $ (185)
Total Dividends and Distributions
$ (2,511) $ (90,704) $ (93) $ (161) $ (36) $ (185)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)
Total Dividends and Distributions
$ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 40,924 $ (9,108)
Net realized gain (loss) on investments and foreign currencies ............................................................................. 206,783 555,663
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
4,021,386 714,958
Net Increase (Decrease) in Net Assets Resulting from Operations 4,269,093 1,261,513
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (539,512) (566,463)
Total Dividends and Distributions (539,512) (566,463)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,098,016 (978,780)
Total Increase (Decrease) in Net Assets 4,827,597 (283,730)
Net Assets
Beginning of period ..........................................................................................................................
18,214,322 18,498,052
End of period ................................................................................................................................
$ 23,041,919 $ 18,214,322
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .......................... $ 96,260 $ 2,528 $ 9,114 $ 1,529,008 $ 3,786 $ 3,635 $ 3,882 $ 15,007 $ 1,320,368
Reinvested ..................... 42,950 1,033 9,096 239,184 2,720 1,244 1,322 6,331 154,952
Redeemed ......................
(270,245) (6,055) (18,051) (1,183,531) (5,136) (5,471) (5,999) (25,488) (824,428)
Net Increase (Decrease)
$ (131,035) $ (2,494) $ 159 $ 584,661 $ 1,370 $ (592) $ (795) $ (4,150) $ 650,892
Shares:
Sold .......................... 2,591 81 252 39,156 114 100 101 394 33,884
Reinvested ..................... 1,182 34 261 6,305 85 36 36 171 4,076
Redeemed ......................
(7,287) (193) (501) (30,540) (157) (152) (157) (666) (20,987)
Net Increase (Decrease)
(3,514) (78) 12 14,921 42 (16) (20) (101) 16,973
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 147,607 $ 2,726 $ 6,262 $ 1,805,590 $ 2,999 $ 4,831 $ 4,729 $ 31,089 $ 2,106,752
Reinvested ..................... 47,800 1,440 9,751 274,727 2,995 1,445 1,534 9,397 122,537
Redeemed ......................
(253,939) (15,481) (25,195) (3,548,645) (10,979) (11,503) (12,065) (128,492) (1,556,692)
Net Increase (Decrease)
$ (58,532) $ (11,315) $ (9,182) $ (1,468,328) $ (4,985) $ (5,227) $ (5,802) $ (88,006) $ 672,597
Shares:
Sold .......................... 4,557 99 199 53,637 105 154 142 946 61,243
Reinvested ..................... 1,523 55 324 8,422 107 48 48 295 3,753
Redeemed ......................
(7,820) (564) (807) (104,725) (382) (365) (360) (3,957) (46,404)
Net Increase (Decrease)
(1,740) (410) (284) (42,666) (170) (163) (170) (2,716) 18,592
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2024
From net investment income and net
realized gain on investments ......... $ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Total Dividends and Distributions
$ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)
Total Dividends and Distributions
$ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (359) $ (610)
Net realized gain (loss) on investments ...................................................................................................... 8,218 4,296
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
26,151 (13,543)
Net Increase (Decrease) in Net Assets Resulting from Operations 34,010 (9,857)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,337) (32,430)
Total Increase (Decrease) in Net Assets 21,673 (42,287)
Net Assets
Beginning of period ..........................................................................................................................
193,934 236,221
End of period ................................................................................................................................
$ 215,607 $ 193,934
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 3,951 $ 22,290 $ 62 $ 1,747 $ 615 $ 612
Redeemed .....................................................
(10,059) (27,723) (61) (2,343) (725) (703)
Net Increase (Decrease)
$ (6,108) $ (5,433) $ 1 $ (596) $ (110) $ (91)
Shares:
Sold ......................................................... 608 2,334 10 207 64 59
Redeemed .....................................................
(1,577) (3,006) (9) (282) (77) (68)
Net Increase (Decrease)
(969) (672) 1 (75) (13) (9)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 8,677 $ 27,572 $ 122 $ 3,465 $ 692 $ 1,247
Redeemed .....................................................
(15,630) (49,966) (192) (4,859) (877) (2,681)
Net Increase (Decrease)
$ (6,953) $ (22,394) $ (70) $ (1,394) $ (185) $ (1,434)
Shares:
Sold ......................................................... 1,438 3,064 20 439 82 134
Redeemed .....................................................
(2,633) (5,542) (29) (614) (100) (290)
Net Increase (Decrease)
(1,195) (2,478) (9) (175) (18) (156)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (499) $ (1,340)
Net realized gain (loss) on investments and futures ......................................................................................... 59,408 88,205
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
156,009 (100,508)
Net Increase (Decrease) in Net Assets Resulting from Operations 214,918 (13,643)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (86,313) (21,268)
Total Dividends and Distributions (86,313) (21,268)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
56,778 (55,031)
Total Increase (Decrease) in Net Assets 185,383 (89,942)
Net Assets
Beginning of period ..........................................................................................................................
1,078,084 1,168,026
End of period ................................................................................................................................
$ 1,263,467 $ 1,078,084
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 1,395 $ 75,681 $ 125 $ 368 $ 918 $ 254
Reinvested .................................................... 4,200 81,329 123 247 165 236
Redeemed .....................................................
(2,538) (104,310) (98) (568) (423) (326)
Net Increase (Decrease)
$ 3,057 $ 52,700 $ 150 $ 47 $ 660 $ 164
Shares:
Sold ......................................................... 183 6,303 18 38 84 23
Reinvested .................................................... 571 7,255 17 26 16 21
Redeemed .....................................................
(330) (8,952) (13) (58) (40) (28)
Net Increase (Decrease)
424 4,606 22 6 60 16
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 3,518 $ 122,806 $ 179 $ 969 $ 185 $ 883
Reinvested .................................................... 1,005 20,086 32 72 27 46
Redeemed .....................................................
(5,292) (196,830) (337) (1,813) (172) (395)
Net Increase (Decrease)
$ (769) $ (53,938) $ (126) $ (772) $ 40 $ 534
Shares:
Sold ......................................................... 465 10,959 25 103 18 81
Reinvested .................................................... 144 1,971 5 8 3 5
Redeemed .....................................................
(699) (17,915) (47) (193) (16) (36)
Net Increase (Decrease)
(90) (4,985) (17) (82) 5 50
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (4,213) $ (81,329) $ (123) $ (247) $ (165) $ (236)
Total Dividends and Distributions
$ (4,213) $ (81,329) $ (123) $ (247) $ (165) $ (236)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Total Dividends and Distributions
$ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 10,745 $ 17,499
Net realized gain (loss) on investments and futures ......................................................................................... 61,250 46,482
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
193,045 (78,084)
Net Increase (Decrease) in Net Assets Resulting from Operations 265,040 (14,103)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (51,176) (86,811)
Total Dividends and Distributions (51,176) (86,811)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
8,189 85,014
Total Increase (Decrease) in Net Assets 222,053 (15,900)
Net Assets
Beginning of period ..........................................................................................................................
1,223,412 1,239,312
End of period ................................................................................................................................
$ 1,445,465 $ 1,223,412
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 7,797 $ 30,043 $ 468 $ 3,969 $ 6,224 $ 7,495 $ 98,264
Reinvested .......................................... 5,164 7,313 179 2,080 1,410 2,867 32,040
Redeemed ...........................................
(9,791) (46,136) (717) (10,008) (6,941) (14,354) (109,177)
Net Increase (Decrease)
$ 3,170 $ (8,780) $ (70) $ (3,959) $ 693 $ (3,992) $ 21,127
Shares:
Sold ............................................... 363 1,359 21 174 270 322 4,417
Reinvested .......................................... 245 332 8 92 62 125 1,457
Redeemed ...........................................
(461) (2,092) (32) (437) (298) (622) (4,864)
Net Increase (Decrease)
147 (401) (3) (171) 34 (175) 1,010
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,993 $ 109,872 $ 734 $ 11,349 $ 9,197 $ 16,021 $ 211,093
Reinvested .......................................... 9,062 12,693 343 4,261 2,647 6,198 51,390
Redeemed ...........................................
(17,471) (112,122) (1,023) (19,412) (13,880) (35,184) (174,747)
Net Increase (Decrease)
$ 5,584 $ 10,443 $ 54 $ (3,802) $ (2,036) $ (12,965) $ 87,736
Shares:
Sold ............................................... 699 5,231 36 532 432 740 10,228
Reinvested .......................................... 479 644 18 211 130 302 2,608
Redeemed ...........................................
(881) (5,375) (50) (903) (643) (1,616) (8,399)
Net Increase (Decrease)
297 500 4 (160) (81) (574) 4,437
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (5,173) $ (7,427) $ (179) $ (2,080) $ (1,410) $ (2,867) $ (32,040)
Total Dividends and Distributions
$ (5,173) $ (7,427) $ (179) $ (2,080) $ (1,410) $ (2,867) $ (32,040)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Total Dividends and Distributions
$ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 24,899 $ 52,195
Net realized gain (loss) on investments and futures ......................................................................................... 220,331 125,149
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
395,128 (229,023)
Net Increase (Decrease) in Net Assets Resulting from Operations 640,358 (51,679)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (173,151) (253,175)
Total Dividends and Distributions (173,151) (253,175)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
11,118 87,431
Total Increase (Decrease) in Net Assets 478,325 (217,423)
Net Assets
Beginning of period ..........................................................................................................................
3,418,165 3,635,588
End of period ................................................................................................................................
$ 3,896,490 $ 3,418,165
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 2,128 $ 1,954 $ 88,914 $ 142 $ 1,165 $ 355 $ 3,145 $ 158,650
Reinvested ............................... 1,851 7,886 50,961 90 470 379 1,314 106,679
Redeemed ................................
(4,918) (13,523) (193,330) (177) (2,022) (1,934) (7,434) (191,627)
Net Increase (Decrease)
$ (939) $ (3,683) $ (53,455) $ 55 $ (387) $ (1,200) $ (2,975) $ 73,702
Shares:
Sold .................................... 127 119 5,349 9 72 22 188 9,301
Reinvested ............................... 114 492 3,128 6 29 24 81 6,530
Redeemed ................................
(298) (826) (11,625) (11) (125) (118) (452) (11,497)
Net Increase (Decrease)
(57) (215) (3,148) 4 (24) (72) (183) 4,334
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,800 $ 10,725 $ 381,509 $ 224 $ 2,865 $ 2,496 $ 9,302 $ 220,834
Reinvested ............................... 3,013 12,064 77,708 158 741 623 2,096 154,089
Redeemed ................................
(11,087) (25,731) (393,911) (637) (4,252) (4,078) (8,809) (348,311)
Net Increase (Decrease)
$ (2,274) $ (2,942) $ 65,306 $ (255) $ (646) $ (959) $ 2,589 $ 26,612
Shares:
Sold .................................... 364 676 23,893 14 183 160 584 13,892
Reinvested ............................... 196 793 5,029 11 49 41 137 9,948
Redeemed ................................
(707) (1,656) (24,890) (42) (270) (260) (561) (22,191)
Net Increase (Decrease)
(147) (187) 4,032 (17) (38) (59) 160 1,649
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (1,861) $ (7,901) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,682)
Total Dividends and Distributions
$ (1,861) $ (7,901) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,682)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)
Total Dividends and Distributions
$ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 25,417 $ 43,022
Net realized gain (loss) on investments ...................................................................................................... – 1
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 25,417 43,023
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,417) (43,023)
Total Dividends and Distributions (25,417) (43,023)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
21,530 17,671
Total Increase (Decrease) in Net Assets 21,530 17,671
Net Assets
Beginning of period ..........................................................................................................................
996,332 978,661
End of period ................................................................................................................................
$ 1,017,862 $ 996,332
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ................................................................................................... $ 91,852 $ 132,571
Reinvested .............................................................................................. 8,341 16,743
Redeemed ...............................................................................................
(101,579) (126,398)
Net Increase (Decrease)
$ (1,386) $ 22,916
Shares:
Sold ................................................................................................... 91,852 132,571
Reinvested .............................................................................................. 8,341 16,743
Redeemed ...............................................................................................
(101,579) (126,398)
Net Increase (Decrease)
(1,386) 22,916
Year Ended October 31, 2023
Dollars:
Sold ................................................................................................... $ 205,853 $ 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
$ (11,001) $ 28,672
Shares:
Sold ................................................................................................... 205,853 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
(11,001) 28,672
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ....................................................... $ (8,532) $ (16,885)
Total Dividends and Distributions
$ (8,532) $ (16,885)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (15,098) $ (27,925)
Total Dividends and Distributions
$ (15,098) $ (27,925)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 31,008 $ 63,041
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 78,539 97,108
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
165,270 215,727
Net Increase (Decrease) in Net Assets Resulting from Operations 274,817 375,876
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (146,491) (150,333)
Total Dividends and Distributions (146,491) (150,333)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
29,924 214,393
Total Increase (Decrease) in Net Assets 158,250 439,936
Net Assets
Beginning of period ..........................................................................................................................
2,144,649 1,704,713
End of period ................................................................................................................................
$ 2,302,899 $ 2,144,649
Institutional R-1 R-3 R-4
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .............................................................................. $ 222,820 N/A $ 121 $ 141
Reinvested ......................................................................... 146,377 N/A 46 56
Redeemed ..........................................................................
(339,457) N/A (102) (78)
Net Increase (Decrease)
$ 29,740 N/A $ 65 $ 119
Shares:
Sold .............................................................................. 21,130 N/A 12 14
Reinvested ......................................................................... 13,686 N/A 4 5
Redeemed ..........................................................................
(32,492) N/A (10) (7)
Net Increase (Decrease)
2,324 N/A 6 12
Year Ended October 31, 2023
(a)
Dollars:
Sold .............................................................................. $ 481,485 – $ 244 $ 310
Reinvested ......................................................................... 150,243 1 39 48
Redeemed ..........................................................................
(417,748) (37) (85) (107)
Net Increase (Decrease)
$ 213,980 $ (36) $ 198 $ 251
Shares:
Sold .............................................................................. 46,645 – 24 29
Reinvested ......................................................................... 16,054 – 4 5
Redeemed ..........................................................................
(40,428) (4) (8) (10)
Net Increase (Decrease)
22,271 (4) 20 24
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments .................................. $ (146,389) $ N/A $ (46) $ (56)
Total Dividends and Distributions
$ (146,389) $ N/A $ (46) $ (56)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments .................................. $ (150,245) $ (1) $ (39) $ (48)
Total Dividends and Distributions
$ (150,245) $ (1) $ (39) $ (48)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 20,442 $ 32,082
Net realized gain (loss) on investments and foreign currencies ............................................................................. 142,937 11,252
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
628,657 262,932
Net Increase (Decrease) in Net Assets Resulting from Operations 792,036 306,266
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,748) (27,304)
Total Dividends and Distributions (34,748) (27,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(54,998) 84,366
Total Increase (Decrease) in Net Assets 702,290 363,328
Net Assets
Beginning of period ..........................................................................................................................
3,502,028 3,138,700
End of period ................................................................................................................................
$ 4,204,318 $ 3,502,028
Class A Class C Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 21,730 N/A $ 261,477 $ 153 $ 4,962 $ 734 $ 3,465
Reinvested .......................................... 8,457 N/A 25,691 2 159 69 266
Redeemed ...........................................
(73,181) N/A (299,803) (126) (2,903) (663) (5,487)
Net Increase (Decrease)
$ (42,994) N/A $ (12,635) $ 29 $ 2,218 $ 140 $ (1,756)
Shares:
Sold ............................................... 315 N/A 3,686 2 72 11 49
Reinvested .......................................... 127 N/A 373 – 2 1 4
Redeemed ...........................................
(1,073) N/A (4,211) (2) (41) (10) (76)
Net Increase (Decrease)
(631) N/A (152) – 33 2 (23)
Year Ended October 31, 2023
(a)
Dollars:
Sold ............................................... $ 54,736 $ 1,349 $ 423,511 $ 153 $ 7,964 $ 2,293 $ 5,272
Reinvested .......................................... 6,978 81 19,818 2 80 50 217
Redeemed ...........................................
(107,357) (25,101) (293,407) (527) (4,815) (2,426) (4,505)
Net Increase (Decrease)
$ (45,643) $ (23,671) $ 149,922 $ (372) $ 3,229 $ (83) $ 984
Shares:
Sold ............................................... 952 42 6,941 3 136 40 91
Reinvested .......................................... 132 3 363 – 2 1 4
Redeemed ...........................................
(1,865) (756) (4,893) (9) (85) (43) (76)
Net Increase (Decrease)
(781) (711) 2,411 (6) 53 (2) 19
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Total Dividends and Distributions
$ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ... $ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
Total Dividends and Distributions
$ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,628 $ 7,764
Net realized gain (loss) on investments ...................................................................................................... 6,010 5,772
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
13,818 (2,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 24,456 10,581
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,718) (20,119)
Total Dividends and Distributions (11,718) (20,119)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(18,284) (14,216)
Total Increase (Decrease) in Net Assets (5,546) (23,754)
Net Assets
Beginning of period ..........................................................................................................................
247,305 271,059
End of period ................................................................................................................................
$ 241,759 $ 247,305
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 8,144 $ 41 $ 979 $ 603 $ 618
Reinvested ............................................................... 9,832 57 698 337 794
Redeemed ................................................................
(33,071) (73) (3,727) (462) (3,054)
Net Increase (Decrease)
$ (15,095) $ 25 $ (2,050) $ 478 $ (1,642)
Shares:
Sold .................................................................... 969 5 121 74 75
Reinvested ............................................................... 1,171 7 86 41 96
Redeemed ................................................................
(3,958) (9) (459) (56) (371)
Net Increase (Decrease)
(1,818) 3 (252) 59 (200)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 19,436 $ 101 $ 2,120 $ 1,221 $ 1,750
Reinvested ............................................................... 16,727 144 1,290 587 1,371
Redeemed ................................................................
(47,473) (851) (5,092) (1,719) (3,828)
Net Increase (Decrease)
$ (11,310) $ (606) $ (1,682) $ 89 $ (707)
Shares:
Sold .................................................................... 2,372 13 266 148 219
Reinvested ............................................................... 2,090 19 166 75 175
Redeemed ................................................................
(5,778) (107) (635) (214) (478)
Net Increase (Decrease)
(1,316) (75) (203) 9 (84)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (9,832) $ (57) $ (698) $ (337) $ (794)
Total Dividends and Distributions
$ (9,832) $ (57) $ (698) $ (337) $ (794)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Total Dividends and Distributions
$ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,065 $ 70,583
Net realized gain (loss) on investments ...................................................................................................... 62,345 66,952
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
153,341 (22,915)
Net Increase (Decrease) in Net Assets Resulting from Operations 259,751 114,620
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (122,193) (239,484)
Total Dividends and Distributions (122,193) (239,484)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(91,690) (175,097)
Total Increase (Decrease) in Net Assets 45,868 (299,961)
Net Assets
Beginning of period ..........................................................................................................................
2,333,002 2,632,963
End of period ................................................................................................................................
$ 2,378,870 $ 2,333,002
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 1,738 $ 4,757 $ 20,422 $ 621 $ 3,167 $ 1,412 $ 2,190
Reinvested .......................................... 3,968 33,418 75,658 511 2,866 1,268 4,344
Redeemed ...........................................
(6,570) (47,433) (163,212) (1,238) (10,020) (6,166) (13,391)
Net Increase (Decrease)
$ (864) $ (9,258) $ (67,132) $ (106) $ (3,987) $ (3,486) $ (6,857)
Shares:
Sold ............................................... 142 396 1,686 52 267 118 183
Reinvested .......................................... 325 2,787 6,256 42 240 106 361
Redeemed ...........................................
(538) (3,946) (13,481) (103) (838) (513) (1,113)
Net Increase (Decrease)
(71) (763) (5,539) (9) (331) (289) (569)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,374 $ 9,763 $ 33,854 $ 1,066 $ 4,615 $ 4,793 $ 7,431
Reinvested .......................................... 7,746 61,735 150,592 973 6,230 2,585 9,309
Redeemed ...........................................
(15,290) (77,387) (320,876) (1,898) (22,846) (12,107) (29,759)
Net Increase (Decrease)
$ (3,170) $ (5,889) $ (136,430) $ 141 $ (12,001) $ (4,729) $ (13,019)
Shares:
Sold ............................................... 365 834 2,876 91 396 406 634
Reinvested .......................................... 670 5,429 13,140 85 551 228 818
Redeemed ...........................................
(1,280) (6,606) (27,249) (161) (1,949) (1,022) (2,538)
Net Increase (Decrease)
(245) (343) (11,233) 15 (1,002) (388) (1,086)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Total Dividends and Distributions
$ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)
Total Dividends and Distributions
$ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 27,720 $ 39,666
Net realized gain (loss) on investments ...................................................................................................... 27,973 30,518
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
125,892 (380)
Net Increase (Decrease) in Net Assets Resulting from Operations 181,585 69,804
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (65,891) (115,870)
Total Dividends and Distributions (65,891) (115,870)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(29,911) 4,949
Total Increase (Decrease) in Net Assets 85,783 (41,117)
Net Assets
Beginning of period ..........................................................................................................................
1,475,054 1,516,171
End of period ................................................................................................................................
$ 1,560,837 $ 1,475,054
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 39,199 $ 300 $ 4,625 $ 3,004 $ 3,671
Reinvested ............................................................... 57,201 231 3,520 1,436 3,459
Redeemed ................................................................
(115,468) (227) (10,306) (9,457) (11,099)
Net Increase (Decrease)
$ (19,068) $ 304 $ (2,161) $ (5,017) $ (3,969)
Shares:
Sold .................................................................... 3,604 29 439 280 340
Reinvested ............................................................... 5,272 22 333 134 322
Redeemed ................................................................
(10,637) (22) (973) (884) (1,029)
Net Increase (Decrease)
(1,761) 29 (201) (470) (367)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 92,461 $ 807 $ 7,668 $ 8,519 $ 12,196
Reinvested ............................................................... 98,964 455 6,908 2,752 6,737
Redeemed ................................................................
(167,789) (1,526) (23,405) (14,705) (25,093)
Net Increase (Decrease)
$ 23,636 $ (264) $ (8,829) $ (3,434) $ (6,160)
Shares:
Sold .................................................................... 8,819 80 755 837 1,187
Reinvested ............................................................... 9,805 46 703 276 674
Redeemed ................................................................
(16,089) (150) (2,317) (1,428) (2,442)
Net Increase (Decrease)
2,535 (24) (859) (315) (581)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (57,212) $ (231) $ (3,553) $ (1,436) $ (3,459)
Total Dividends and Distributions
$ (57,212) $ (231) $ (3,553) $ (1,436) $ (3,459)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)
Total Dividends and Distributions
$ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 87,295 $ 111,180
Net realized gain (loss) on investments ...................................................................................................... 65,976 109,429
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
526,519 24,542
Net Increase (Decrease) in Net Assets Resulting from Operations 679,790 245,151
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (221,269) (469,313)
Total Dividends and Distributions (221,269) (469,313)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,565) 122,502
Total Increase (Decrease) in Net Assets 438,956 (101,660)
Net Assets
Beginning of period ..........................................................................................................................
4,884,633 4,986,293
End of period ................................................................................................................................
$ 5,323,589 $ 4,884,633
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 5,155 $ 10,891 $ 70,116 $ 1,190 $ 7,125 $ 5,942 $ 10,089
Reinvested .......................................... 5,110 45,376 156,028 616 4,917 2,005 7,141
Redeemed ...........................................
(7,888) (66,187) (218,859) (1,429) (14,460) (13,141) (29,302)
Net Increase (Decrease)
$ 2,377 $ (9,920) $ 7,285 $ 377 $ (2,418) $ (5,194) $ (12,072)
Shares:
Sold ............................................... 377 806 5,175 88 530 422 739
Reinvested .......................................... 376 3,367 11,524 46 365 141 528
Redeemed ...........................................
(577) (4,885) (16,143) (106) (1,078) (925) (2,149)
Net Increase (Decrease)
176 (712) 556 28 (183) (362) (882)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,125 $ 21,859 $ 137,771 $ 1,955 $ 16,404 $ 10,959 $ 24,034
Reinvested .......................................... 11,130 96,733 327,057 1,413 10,708 4,313 17,342
Redeemed ...........................................
(24,362) (93,464) (357,956) (2,393) (24,072) (17,101) (50,953)
Net Increase (Decrease)
$ (2,107) $ 25,128 $ 106,872 $ 975 $ 3,040 $ (1,829) $ (9,577)
Shares:
Sold ............................................... 855 1,696 10,593 152 1,280 815 1,851
Reinvested .......................................... 896 7,842 26,381 115 870 333 1,402
Redeemed ...........................................
(1,868) (7,255) (27,820) (189) (1,851) (1,260) (3,944)
Net Increase (Decrease)
(117) 2,283 9,154 78 299 (112) (691)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (5,125) $ (45,403) $ (156,050) $ (616) $ (4,929) $ (2,005) $ (7,141)
Total Dividends and Distributions
$ (5,125) $ (45,403) $ (156,050) $ (616) $ (4,929) $ (2,005) $ (7,141)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Total Dividends and Distributions
$ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 29,425 $ 31,891
Net realized gain (loss) on investments ...................................................................................................... 25,051 38,453
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
195,806 11,294
Net Increase (Decrease) in Net Assets Resulting from Operations 250,282 81,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (74,328) (110,203)
Total Dividends and Distributions (74,328) (110,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
39,747 164,266
Total Increase (Decrease) in Net Assets 215,701 135,701
Net Assets
Beginning of period ..........................................................................................................................
1,649,819 1,514,118
End of period ................................................................................................................................
$ 1,865,520 $ 1,649,819
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 65,129 $ 362 $ 6,428 $ 4,218 $ 4,604
Reinvested ............................................................... 65,544 249 3,481 1,460 3,554
Redeemed ................................................................
(85,332) (385) (12,672) (8,302) (8,591)
Net Increase (Decrease)
$ 45,341 $ 226 $ (2,763) $ (2,624) $ (433)
Shares:
Sold .................................................................... 5,295 30 538 346 377
Reinvested ............................................................... 5,360 21 292 121 293
Redeemed ................................................................
(6,987) (32) (1,058) (687) (711)
Net Increase (Decrease)
3,668 19 (228) (220) (41)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 161,138 $ 1,072 $ 11,745 $ 6,930 $ 14,699
Reinvested ............................................................... 95,548 429 5,862 2,259 6,077
Redeemed ................................................................
(94,037) (1,265) (15,386) (8,455) (22,350)
Net Increase (Decrease)
$ 162,649 $ 236 $ 2,221 $ 734 $ (1,574)
Shares:
Sold .................................................................... 13,894 94 1,034 609 1,283
Reinvested ............................................................... 8,665 40 544 207 556
Redeemed ................................................................
(8,183) (112) (1,352) (738) (1,961)
Net Increase (Decrease)
14,376 22 226 78 (122)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (65,572) $ (249) $ (3,493) $ (1,460) $ (3,554)
Total Dividends and Distributions
$ (65,572) $ (249) $ (3,493) $ (1,460) $ (3,554)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)
Total Dividends and Distributions
$ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 67,827 $ 66,501
Net realized gain (loss) on investments ...................................................................................................... 68,127 112,960
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
523,890 63,296
Net Increase (Decrease) in Net Assets Resulting from Operations 659,844 242,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (187,669) (311,210)
Total Dividends and Distributions (187,669) (311,210)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
75,974 188,126
Total Increase (Decrease) in Net Assets 548,149 119,673
Net Assets
Beginning of period ..........................................................................................................................
3,926,875 3,807,202
End of period ................................................................................................................................
$ 4,475,024 $ 3,926,875
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 4,160 $ 7,562 $ 73,424 $ 1,150 $ 8,402 $ 5,611 $ 9,289
Reinvested .......................................... 4,566 34,543 135,331 486 4,402 1,902 6,413
Redeemed ...........................................
(6,302) (31,799) (145,250) (930) (8,472) (7,187) (21,327)
Net Increase (Decrease)
$ 2,424 $ 10,306 $ 63,505 $ 706 $ 4,332 $ 326 $ (5,625)
Shares:
Sold ............................................... 278 497 4,743 76 560 371 602
Reinvested .......................................... 309 2,298 8,882 32 295 127 424
Redeemed ...........................................
(422) (2,086) (9,467) (60) (565) (474) (1,388)
Net Increase (Decrease)
165 709 4,158 48 290 24 (362)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 9,284 $ 15,254 $ 170,214 $ 1,880 $ 12,672 $ 7,337 $ 23,103
Reinvested .......................................... 7,980 58,614 220,969 897 7,359 3,199 11,959
Redeemed ...........................................
(17,141) (52,787) (227,896) (2,614) (15,147) (9,441) (37,569)
Net Increase (Decrease)
$ 123 $ 21,081 $ 163,287 $ 163 $ 4,884 $ 1,095 $ (2,507)
Shares:
Sold ............................................... 668 1,068 11,850 132 901 524 1,613
Reinvested .......................................... 606 4,379 16,297 67 554 240 889
Redeemed ...........................................
(1,220) (3,723) (15,973) (183) (1,074) (661) (2,621)
Net Increase (Decrease)
54 1,724 12,174 16 381 103 (119)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Total Dividends and Distributions
$ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Total Dividends and Distributions
$ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 22,596 $ 18,603
Net realized gain (loss) on investments ...................................................................................................... 23,970 38,635
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
190,711 22,599
Net Increase (Decrease) in Net Assets Resulting from Operations 237,277 79,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (61,879) (97,978)
Total Dividends and Distributions (61,879) (97,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
75,930 160,670
Total Increase (Decrease) in Net Assets 251,328 142,529
Net Assets
Beginning of period ..........................................................................................................................
1,315,009 1,172,480
End of period ................................................................................................................................
$ 1,566,337 $ 1,315,009
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 64,803 $ 243 $ 4,203 $ 2,304 $ 4,700
Reinvested ............................................................... 54,670 138 2,943 995 3,110
Redeemed ................................................................
(45,199) (394) (6,762) (3,885) (5,939)
Net Increase (Decrease)
$ 74,274 $ (13) $ 384 $ (586) $ 1,871
Shares:
Sold .................................................................... 4,754 19 320 173 352
Reinvested ............................................................... 4,079 11 228 76 237
Redeemed ................................................................
(3,356) (30) (519) (294) (445)
Net Increase (Decrease)
5,477 – 29 (45) 144
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 140,868 $ 664 $ 8,242 $ 4,850 $ 13,756
Reinvested ............................................................... 84,996 305 5,262 1,686 5,703
Redeemed ................................................................
(68,417) (1,316) (10,393) (6,331) (19,205)
Net Increase (Decrease)
$ 157,447 $ (347) $ 3,111 $ 205 $ 254
Shares:
Sold .................................................................... 11,212 56 680 400 1,120
Reinvested ............................................................... 7,212 27 463 146 494
Redeemed ................................................................
(5,467) (110) (849) (513) (1,572)
Net Increase (Decrease)
12,957 (27) 294 33 42
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Total Dividends and Distributions
$ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)
Total Dividends and Distributions
$ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,084 $ 34,290
Net realized gain (loss) on investments ...................................................................................................... 50,816 86,229
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
407,219 61,071
Net Increase (Decrease) in Net Assets Resulting from Operations 502,119 181,590
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (129,188) (221,432)
Total Dividends and Distributions (129,188) (221,432)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,282 214,826
Total Increase (Decrease) in Net Assets 426,213 174,984
Net Assets
Beginning of period ..........................................................................................................................
2,664,669 2,489,685
End of period ................................................................................................................................
$ 3,090,882 $ 2,664,669
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 5,576 $ 2,937 $ 73,435 $ 910 $ 5,311 $ 3,916 $ 8,211
Reinvested .......................................... 4,055 11,706 103,653 410 3,405 1,602 4,299
Redeemed ...........................................
(7,399) (11,944) (129,137) (1,295) (6,793) (6,896) (12,680)
Net Increase (Decrease)
$ 2,232 $ 2,699 $ 47,951 $ 25 $ 1,923 $ (1,378) $ (170)
Shares:
Sold ............................................... 343 189 4,533 57 335 244 508
Reinvested .......................................... 254 768 6,515 26 218 102 272
Redeemed ...........................................
(451) (767) (8,077) (81) (432) (425) (780)
Net Increase (Decrease)
146 190 2,971 2 121 (79) –
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,258 $ 7,652 $ 164,276 $ 1,649 $ 9,926 $ 6,050 $ 15,231
Reinvested .......................................... 7,385 21,054 174,403 854 6,055 2,771 8,733
Redeemed ...........................................
(13,950) (18,060) (141,974) (2,464) (9,703) (7,340) (28,980)
Net Increase (Decrease)
$ 4,693 $ 10,646 $ 196,705 $ 39 $ 6,278 $ 1,481 $ (5,016)
Shares:
Sold ............................................... 752 538 11,021 112 679 416 1,028
Reinvested .......................................... 529 1,578 12,541 62 445 201 632
Redeemed ...........................................
(923) (1,258) (9,572) (169) (656) (491) (1,961)
Net Increase (Decrease)
358 858 13,990 5 468 126 (301)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (4,064) $ (11,710) $ (103,697) $ (410) $ (3,406) $ (1,602) $ (4,299)
Total Dividends and Distributions
$ (4,064) $ (11,710) $ (103,697) $ (410) $ (3,406) $ (1,602) $ (4,299)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)
Total Dividends and Distributions
$ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 14,049 $ 10,156
Net realized gain (loss) on investments ...................................................................................................... 16,312 25,125
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
128,993 14,983
Net Increase (Decrease) in Net Assets Resulting from Operations 159,354 50,264
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (38,920) (58,922)
Total Dividends and Distributions (38,920) (58,922)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
57,325 140,872
Total Increase (Decrease) in Net Assets 177,759 132,214
Net Assets
Beginning of period ..........................................................................................................................
840,545 708,331
End of period ................................................................................................................................
$ 1,018,304 $ 840,545
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 53,311 $ 284 $ 3,781 $ 1,986 $ 3,644
Reinvested ............................................................... 34,707 79 1,860 639 1,600
Redeemed ................................................................
(33,713) (63) (3,982) (3,712) (3,096)
Net Increase (Decrease)
$ 54,305 $ 300 $ 1,659 $ (1,087) $ 2,148
Shares:
Sold .................................................................... 3,492 19 258 133 243
Reinvested ............................................................... 2,322 6 129 44 109
Redeemed ................................................................
(2,235) (4) (274) (251) (210)
Net Increase (Decrease)
3,579 21 113 (74) 142
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 128,879 $ 768 $ 8,101 $ 3,547 $ 8,526
Reinvested ............................................................... 51,245 227 3,049 1,032 3,336
Redeemed ................................................................
(40,664) (1,806) (5,587) (3,510) (16,271)
Net Increase (Decrease)
$ 139,460 $ (811) $ 5,563 $ 1,069 $ (4,409)
Shares:
Sold .................................................................... 9,215 58 602 263 622
Reinvested ............................................................... 3,934 18 243 81 261
Redeemed ................................................................
(2,912) (137) (412) (255) (1,194)
Net Increase (Decrease)
10,237 (61) 433 89 (311)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Total Dividends and Distributions
$ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Total Dividends and Distributions
$ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 13,541 $ 9,658
Net realized gain (loss) on investments ...................................................................................................... 15,663 23,627
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
122,959 13,546
Net Increase (Decrease) in Net Assets Resulting from Operations 152,163 46,831
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (37,048) (54,444)
Total Dividends and Distributions (37,048) (54,444)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
42,467 146,396
Total Increase (Decrease) in Net Assets 157,582 138,783
Net Assets
Beginning of period ..........................................................................................................................
804,352 665,569
End of period ................................................................................................................................
$ 961,934 $ 804,352
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 710 $ 62,692 $ 525 $ 3,270 $ 1,562 $ 3,336
Reinvested .................................................... 623 33,852 105 1,043 320 1,093
Redeemed .....................................................
(1,390) (52,686) (346) (2,555) (1,523) (8,164)
Net Increase (Decrease)
$ (57) $ 43,858 $ 284 $ 1,758 $ 359 $ (3,735)
Shares:
Sold ......................................................... 45 3,853 34 205 98 208
Reinvested .................................................... 39 2,117 7 67 20 69
Redeemed .....................................................
(86) (3,295) (22) (162) (95) (505)
Net Increase (Decrease)
(2) 2,675 19 110 23 (228)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 1,256 $ 135,391 $ 1,068 $ 7,531 $ 2,616 $ 8,060
Reinvested .................................................... 1,139 48,817 193 1,538 443 2,297
Redeemed .....................................................
(2,162) (45,137) (995) (3,864) (1,501) (10,294)
Net Increase (Decrease)
$ 233 $ 139,071 $ 266 $ 5,205 $ 1,558 $ 63
Shares:
Sold ......................................................... 84 9,070 74 519 178 545
Reinvested .................................................... 83 3,503 14 113 32 167
Redeemed .....................................................
(146) (3,044) (69) (263) (101) (702)
Net Increase (Decrease)
21 9,529 19 369 109 10
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (623) $ (33,861) $ (105) $ (1,046) $ (320) $ (1,093)
Total Dividends and Distributions
$ (623) $ (33,861) $ (105) $ (1,046) $ (320) $ (1,093)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)
Total Dividends and Distributions
$ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,369 $ 1,433
Net realized gain (loss) on investments ...................................................................................................... 2,784 3,474
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
21,753 1,392
Net Increase (Decrease) in Net Assets Resulting from Operations 26,906 6,299
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,697) (6,325)
Total Dividends and Distributions (5,697) (6,325)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
23,931 46,160
Total Increase (Decrease) in Net Assets 45,140 46,134
Net Assets
Beginning of period ..........................................................................................................................
140,963 94,829
End of period ................................................................................................................................
$ 186,103 $ 140,963
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................................................... $ 24,554 $ 59 $ 1,749 $ 668 $ 1,289
Reinvested ............................................................... 5,199 8 244 61 184
Redeemed ................................................................
(7,042) (91) (2,272) (130) (549)
Net Increase (Decrease)
$ 22,711 $ (24) $ (279) $ 599 $ 924
Shares:
Sold .................................................................... 1,847 4 133 50 98
Reinvested ............................................................... 399 1 19 5 14
Redeemed ................................................................
(538) (7) (181) (10) (41)
Net Increase (Decrease)
1,708 (2) (29) 45 71
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 48,394 $ 149 $ 3,879 $ 1,053 $ 2,259
Reinvested ............................................................... 5,628 16 280 67 334
Redeemed ................................................................
(11,097) (194) (903) (710) (2,995)
Net Increase (Decrease)
$ 42,925 $ (29) $ 3,256 $ 410 $ (402)
Shares:
Sold .................................................................... 4,006 14 327 88 188
Reinvested ............................................................... 498 1 25 6 30
Redeemed ................................................................
(915) (17) (76) (59) (251)
Net Increase (Decrease)
3,589 (2) 276 35 (33)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ........................ $ (5,200) $ (8) $ (244) $ (61) $ (184)
Total Dividends and Distributions
$ (5,200) $ (8) $ (244) $ (61) $ (184)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (5,628) $ (16) $ (280) $ (67) $ (334)
Total Dividends and Distributions
$ (5,628) $ (16) $ (280) $ (67) $ (334)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Period Ended
April 30, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 188 $ 10
Net realized gain (loss) on investments ...................................................................................................... 213 (2)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,619 (565)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,020 (557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (184) –
Total Dividends and Distributions (184) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
12,345 9,662
Total Increase (Decrease) in Net Assets 14,181 9,105
Net Assets
Beginning of period ..........................................................................................................................
9,105 –
End of period ................................................................................................................................
$ 23,286 $ 9,105
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................... $ 153 $ 14,481 $ 45 $ 234 $ 94 $ 354
Reinvested .................................................... 2 174 1 3 1 3
Redeemed .....................................................
(10) (2,910) (5) (201) (4) (70)
Net Increase (Decrease)
$ 145 $ 11,745 $ 41 $ 36 $ 91 $ 287
Shares:
Sold ......................................................... 14 1,258 4 20 7 30
Reinvested .................................................... – 15 – – – –
Redeemed .....................................................
(1) (253) – (18) – (6)
Net Increase (Decrease)
13 1,020 4 2 7 24
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................... $ 321 $ 11,058 $ 184 $ 294 $ 58 $ 181
Redeemed .....................................................
(190) (2,066) (141) (1) – (36)
Net Increase (Decrease)
$ 131 $ 8,992 $ 43 $ 293 $ 58 $ 145
Shares:
Sold ......................................................... 31 1,040 17 28 6 17
Redeemed .....................................................
(19) (197) (14) – – (3)
Net Increase (Decrease)
12 843 3 28 6 14
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............. $ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Total Dividends and Distributions
$ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,575 $ 4,405
Net realized gain (loss) on investments ...................................................................................................... 1,616 1,407
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,161 (1,125)
Net Increase (Decrease) in Net Assets Resulting from Operations 22,352 4,687
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,319) (8,752)
Total Dividends and Distributions (8,319) (8,752)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
37,976 59,891
Total Increase (Decrease) in Net Assets 52,009 55,826
Net Assets
Beginning of period ..........................................................................................................................
217,091 161,265
End of period ................................................................................................................................
$ 269,100 $ 217,091
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 48,014 $ 728 $ 9,655
Reinvested .................................................................................... 6,409 600 1,293
Redeemed .....................................................................................
(16,043) (3,118) (9,562)
Net Increase (Decrease)
$ 38,380 $ (1,790) $ 1,386
Shares:
Sold ......................................................................................... 4,391 67 875
Reinvested .................................................................................... 589 55 118
Redeemed .....................................................................................
(1,464) (288) (865)
Net Increase (Decrease)
3,516 (166) 128
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,346 $ 1,502 $ 7,451
Reinvested .................................................................................... 5,494 923 2,335
Redeemed .....................................................................................
(19,569) (3,952) (24,639)
Net Increase (Decrease)
$ 76,271 $ (1,527) $ (14,853)
Shares:
Sold ......................................................................................... 8,542 141 701
Reinvested .................................................................................... 536 90 226
Redeemed .....................................................................................
(1,858) (371) (2,304)
Net Increase (Decrease)
7,220 (140) (1,377)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (6,426) $ (600) $ (1,293)
Total Dividends and Distributions
$ (6,426) $ (600) $ (1,293)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (5,494) $ (923) $ (2,335)
Total Dividends and Distributions
$ (5,494) $ (923) $ (2,335)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 13,055 $ 10,325
Net realized gain (loss) on investments ...................................................................................................... 4,240 3,277
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
33,980 3,009
Net Increase (Decrease) in Net Assets Resulting from Operations 51,275 16,611
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (16,888) (29,913)
Total Dividends and Distributions (16,888) (29,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
23,959 28,671
Total Increase (Decrease) in Net Assets 58,346 15,369
Net Assets
Beginning of period ..........................................................................................................................
450,358 434,989
End of period ................................................................................................................................
$ 508,704 $ 450,358
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 46,219 $ 2,283 $ 15,188
Reinvested .................................................................................... 10,068 1,282 5,538
Redeemed .....................................................................................
(27,099) (7,898) (21,622)
Net Increase (Decrease)
$ 29,188 $ (4,333) $ (896)
Shares:
Sold ......................................................................................... 4,129 202 1,351
Reinvested .................................................................................... 901 114 493
Redeemed .....................................................................................
(2,412) (704) (1,920)
Net Increase (Decrease)
2,618 (388) (76)
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,370 $ 3,598 $ 15,663
Reinvested .................................................................................... 14,417 2,903 12,581
Redeemed .....................................................................................
(36,421) (9,399) (65,041)
Net Increase (Decrease)
$ 68,366 $ (2,898) $ (36,797)
Shares:
Sold ......................................................................................... 8,348 331 1,444
Reinvested .................................................................................... 1,379 276 1,197
Redeemed .....................................................................................
(3,376) (871) (5,966)
Net Increase (Decrease)
6,351 (264) (3,325)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (10,068) $ (1,282) $ (5,538)
Total Dividends and Distributions
$ (10,068) $ (1,282) $ (5,538)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (14,429) $ (2,903) $ (12,581)
Total Dividends and Distributions
$ (14,429) $ (2,903) $ (12,581)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,342 $ 11,988
Net realized gain (loss) on investments ...................................................................................................... 6,856 5,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
55,599 1,338
Net Increase (Decrease) in Net Assets Resulting from Operations 80,797 19,267
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (24,655) (34,717)
Total Dividends and Distributions (24,655) (34,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
71,131 141,910
Total Increase (Decrease) in Net Assets 127,273 126,460
Net Assets
Beginning of period ..........................................................................................................................
641,784 515,324
End of period ................................................................................................................................
$ 769,057 $ 641,784
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 96,544 $ 3,632 $ 25,698
Reinvested .................................................................................... 16,338 2,198 6,113
Redeemed .....................................................................................
(45,291) (15,673) (18,428)
Net Increase (Decrease)
$ 67,591 $ (9,843) $ 13,383
Shares:
Sold ......................................................................................... 8,023 298 2,144
Reinvested .................................................................................... 1,364 183 508
Redeemed .....................................................................................
(3,772) (1,317) (1,518)
Net Increase (Decrease)
5,615 (836) 1,134
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 205,187 $ 6,187 $ 27,911
Reinvested .................................................................................... 18,903 4,162 11,651
Redeemed .....................................................................................
(63,763) (11,789) (56,539)
Net Increase (Decrease)
$ 160,327 $ (1,440) $ (16,977)
Shares:
Sold ......................................................................................... 17,804 536 2,425
Reinvested .................................................................................... 1,706 374 1,046
Redeemed .....................................................................................
(5,543) (1,020) (4,843)
Net Increase (Decrease)
13,967 (110) (1,372)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (16,343) $ (2,199) $ (6,113)
Total Dividends and Distributions
$ (16,343) $ (2,199) $ (6,113)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (18,904) $ (4,162) $ (11,651)
Total Dividends and Distributions
$ (18,904) $ (4,162) $ (11,651)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,184 $ 9,471
Net realized gain (loss) on investments ...................................................................................................... 8,119 6,222
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
65,323 4,064
Net Increase (Decrease) in Net Assets Resulting from Operations 92,626 19,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,153) (40,903)
Total Dividends and Distributions (25,153) (40,903)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
113,242 148,737
Total Increase (Decrease) in Net Assets 180,715 127,591
Net Assets
Beginning of period ..........................................................................................................................
645,442 517,851
End of period ................................................................................................................................
$ 826,157 $ 645,442
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 135,134 $ 6,149 $ 31,659
Reinvested .................................................................................... 12,902 2,992 9,253
Redeemed .....................................................................................
(37,846) (20,875) (26,126)
Net Increase (Decrease)
$ 110,190 $ (11,734) $ 14,786
Shares:
Sold ......................................................................................... 10,995 496 2,562
Reinvested .................................................................................... 1,054 243 752
Redeemed .....................................................................................
(3,072) (1,698) (2,123)
Net Increase (Decrease)
8,977 (959) 1,191
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 152,380 $ 11,238 $ 42,158
Reinvested .................................................................................... 16,426 5,902 18,550
Redeemed .....................................................................................
(43,560) (8,581) (45,776)
Net Increase (Decrease)
$ 125,246 $ 8,559 $ 14,932
Shares:
Sold ......................................................................................... 13,044 961 3,600
Reinvested .................................................................................... 1,476 527 1,657
Redeemed .....................................................................................
(3,749) (731) (3,861)
Net Increase (Decrease)
10,771 757 1,396
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (12,908) $ (2,992) $ (9,253)
Total Dividends and Distributions
$ (12,908) $ (2,992) $ (9,253)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (16,451) $ (5,902) $ (18,550)
Total Dividends and Distributions
$ (16,451) $ (5,902) $ (18,550)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 13,163 $ 6,947
Net realized gain (loss) on investments ...................................................................................................... 6,947 5,494
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
56,313 6,355
Net Increase (Decrease) in Net Assets Resulting from Operations 76,423 18,796
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,442) (32,419)
Total Dividends and Distributions (18,442) (32,419)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
75,282 104,278
Total Increase (Decrease) in Net Assets 133,263 90,655
Net Assets
Beginning of period ..........................................................................................................................
487,512 396,857
End of period ................................................................................................................................
$ 620,775 $ 487,512
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 69,997 $ 6,318 $ 26,174
Reinvested .................................................................................... 8,655 2,797 6,989
Redeemed .....................................................................................
(18,867) (16,139) (10,642)
Net Increase (Decrease)
$ 59,785 $ (7,024) $ 22,521
Shares:
Sold ......................................................................................... 5,359 480 2,000
Reinvested .................................................................................... 668 215 536
Redeemed .....................................................................................
(1,439) (1,251) (811)
Net Increase (Decrease)
4,588 (556) 1,725
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 88,450 $ 12,945 $ 42,537
Reinvested .................................................................................... 13,052 5,434 13,927
Redeemed .....................................................................................
(25,905) (9,909) (36,253)
Net Increase (Decrease)
$ 75,597 $ 8,470 $ 20,211
Shares:
Sold ......................................................................................... 7,222 1,056 3,436
Reinvested .................................................................................... 1,125 465 1,191
Redeemed .....................................................................................
(2,119) (790) (2,886)
Net Increase (Decrease)
6,228 731 1,741
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (8,656) $ (2,797) $ (6,989)
Total Dividends and Distributions
$ (8,656) $ (2,797) $ (6,989)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (13,058) $ (5,434) $ (13,927)
Total Dividends and Distributions
$ (13,058) $ (5,434) $ (13,927)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 12,422 $ 6,491
Net realized gain (loss) on investments ...................................................................................................... 8,552 6,317
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
68,635 7,310
Net Increase (Decrease) in Net Assets Resulting from Operations 89,609 20,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,276) (33,699)
Total Dividends and Distributions (18,276) (33,699)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
82,327 141,322
Total Increase (Decrease) in Net Assets 153,660 127,741
Net Assets
Beginning of period ..........................................................................................................................
512,211 384,470
End of period ................................................................................................................................
$ 665,871 $ 512,211
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 81,968 $ 6,965 $ 24,103
Reinvested .................................................................................... 8,480 2,267 7,529
Redeemed .....................................................................................
(23,115) (13,127) (12,743)
Net Increase (Decrease)
$ 67,333 $ (3,895) $ 18,889
Shares:
Sold ......................................................................................... 6,074 516 1,788
Reinvested .................................................................................... 638 169 561
Redeemed .....................................................................................
(1,716) (989) (937)
Net Increase (Decrease)
4,996 (304) 1,412
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 119,614 $ 10,970 $ 38,843
Reinvested .................................................................................... 12,699 4,904 16,095
Redeemed .....................................................................................
(29,071) (5,739) (26,993)
Net Increase (Decrease)
$ 103,242 $ 10,135 $ 27,945
Shares:
Sold ......................................................................................... 9,569 875 3,086
Reinvested .................................................................................... 1,085 416 1,363
Redeemed .....................................................................................
(2,336) (452) (2,108)
Net Increase (Decrease)
8,318 839 2,341
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (8,480) $ (2,267) $ (7,529)
Total Dividends and Distributions
$ (8,480) $ (2,267) $ (7,529)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (12,700) $ (4,904) $ (16,095)
Total Dividends and Distributions
$ (12,700) $ (4,904) $ (16,095)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,303 $ 3,980
Net realized gain (loss) on investments ...................................................................................................... 6,066 4,541
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
48,270 6,285
Net Increase (Decrease) in Net Assets Resulting from Operations 61,639 14,806
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,431) (23,466)
Total Dividends and Distributions (11,431) (23,466)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
34,486 83,014
Total Increase (Decrease) in Net Assets 84,694 74,354
Net Assets
Beginning of period ..........................................................................................................................
329,878 255,524
End of period ................................................................................................................................
$ 414,572 $ 329,878
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 34,274 $ 5,153 $ 20,847
Reinvested .................................................................................... 4,392 1,863 5,175
Redeemed .....................................................................................
(12,748) (13,577) (10,893)
Net Increase (Decrease)
$ 25,918 $ (6,561) $ 15,129
Shares:
Sold ......................................................................................... 2,457 367 1,487
Reinvested .................................................................................... 319 134 373
Redeemed .....................................................................................
(916) (986) (770)
Net Increase (Decrease)
1,860 (485) 1,090
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 51,456 $ 9,142 $ 33,867
Reinvested .................................................................................... 8,043 4,379 11,039
Redeemed .....................................................................................
(16,011) (4,722) (14,179)
Net Increase (Decrease)
$ 43,488 $ 8,799 $ 30,727
Shares:
Sold ......................................................................................... 3,988 710 2,622
Reinvested .................................................................................... 672 363 914
Redeemed .....................................................................................
(1,247) (360) (1,074)
Net Increase (Decrease)
3,413 713 2,462
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (4,393) $ (1,863) $ (5,175)
Total Dividends and Distributions
$ (4,393) $ (1,863) $ (5,175)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,048) $ (4,379) $ (11,039)
Total Dividends and Distributions
$ (8,048) $ (4,379) $ (11,039)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 5,922 $ 3,232
Net realized gain (loss) on investments ...................................................................................................... 5,681 4,102
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
45,207 5,681
Net Increase (Decrease) in Net Assets Resulting from Operations 56,810 13,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,655) (19,758)
Total Dividends and Distributions (9,655) (19,758)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
35,006 77,081
Total Increase (Decrease) in Net Assets 82,161 70,338
Net Assets
Beginning of period ..........................................................................................................................
288,651 218,313
End of period ................................................................................................................................
$ 370,812 $ 288,651
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 27,588 $ 5,931 $ 20,509
Reinvested .................................................................................... 3,428 1,498 4,729
Redeemed .....................................................................................
(8,538) (8,992) (11,147)
Net Increase (Decrease)
$ 22,478 $ (1,563) $ 14,091
Shares:
Sold ......................................................................................... 1,920 414 1,429
Reinvested .................................................................................... 244 106 334
Redeemed .....................................................................................
(594) (640) (781)
Net Increase (Decrease)
1,570 (120) 982
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 43,349 $ 8,262 $ 33,123
Reinvested .................................................................................... 6,364 3,489 9,896
Redeemed .....................................................................................
(13,773) (4,464) (9,165)
Net Increase (Decrease)
$ 35,940 $ 7,287 $ 33,854
Shares:
Sold ......................................................................................... 3,301 629 2,520
Reinvested .................................................................................... 525 286 811
Redeemed .....................................................................................
(1,058) (338) (686)
Net Increase (Decrease)
2,768 577 2,645
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (3,428) $ (1,498) $ (4,729)
Total Dividends and Distributions
$ (3,428) $ (1,498) $ (4,729)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (6,373) $ (3,489) $ (9,896)
Total Dividends and Distributions
$ (6,373) $ (3,489) $ (9,896)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,440 $ 1,668
Net realized gain (loss) on investments ...................................................................................................... 3,316 2,149
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
26,312 2,518
Net Increase (Decrease) in Net Assets Resulting from Operations 33,068 6,335
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,417) (9,898)
Total Dividends and Distributions (5,417) (9,898)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
29,106 58,481
Total Increase (Decrease) in Net Assets 56,757 54,918
Net Assets
Beginning of period ..........................................................................................................................
166,730 111,812
End of period ................................................................................................................................
$ 223,487 $ 166,730
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 19,500 $ 4,299 $ 16,498
Reinvested .................................................................................... 1,756 971 2,690
Redeemed .....................................................................................
(4,990) (6,490) (5,128)
Net Increase (Decrease)
$ 16,266 $ (1,220) $ 14,060
Shares:
Sold ......................................................................................... 1,319 290 1,112
Reinvested .................................................................................... 121 67 184
Redeemed .....................................................................................
(339) (447) (345)
Net Increase (Decrease)
1,101 (90) 951
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 28,409 $ 7,408 $ 26,285
Reinvested .................................................................................... 2,881 2,097 4,920
Redeemed .....................................................................................
(6,513) (2,295) (4,711)
Net Increase (Decrease)
$ 24,777 $ 7,210 $ 26,494
Shares:
Sold ......................................................................................... 2,110 550 1,936
Reinvested .................................................................................... 231 167 391
Redeemed .....................................................................................
(485) (169) (340)
Net Increase (Decrease)
1,856 548 1,987
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (1,756) $ (971) $ (2,690)
Total Dividends and Distributions
$ (1,756) $ (971) $ (2,690)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,881) $ (2,097) $ (4,920)
Total Dividends and Distributions
$ (2,881) $ (2,097) $ (4,920)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,709 $ 762
Net realized gain (loss) on investments ...................................................................................................... 1,658 990
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
13,012 884
Net Increase (Decrease) in Net Assets Resulting from Operations 16,379 2,636
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,615) (3,978)
Total Dividends and Distributions (2,615) (3,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
18,447 32,727
Total Increase (Decrease) in Net Assets 32,211 31,385
Net Assets
Beginning of period ..........................................................................................................................
81,823 50,438
End of period ................................................................................................................................
$ 114,034 $ 81,823
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 12,556 $ 3,222 $ 10,079
Reinvested .................................................................................... 884 445 1,286
Redeemed .....................................................................................
(2,867) (4,209) (2,949)
Net Increase (Decrease)
$ 10,573 $ (542) $ 8,416
Shares:
Sold ......................................................................................... 827 210 653
Reinvested .................................................................................... 59 29 85
Redeemed .....................................................................................
(189) (277) (192)
Net Increase (Decrease)
697 (38) 546
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 15,469 $ 5,315 $ 15,871
Reinvested .................................................................................... 1,229 763 1,986
Redeemed .....................................................................................
(3,889) (1,650) (2,367)
Net Increase (Decrease)
$ 12,809 $ 4,428 $ 15,490
Shares:
Sold ......................................................................................... 1,113 380 1,130
Reinvested .................................................................................... 96 59 152
Redeemed .....................................................................................
(282) (118) (165)
Net Increase (Decrease)
927 321 1,117
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (884) $ (445) $ (1,286)
Total Dividends and Distributions
$ (884) $ (445) $ (1,286)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (1,229) $ (763) $ (1,986)
Total Dividends and Distributions
$ (1,229) $ (763) $ (1,986)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 482 $ 196
Net realized gain (loss) on investments ...................................................................................................... 466 257
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,737 212
Net Increase (Decrease) in Net Assets Resulting from Operations 4,685 665
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (712) (937)
Total Dividends and Distributions (712) (937)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,987 10,603
Total Increase (Decrease) in Net Assets 9,960 10,331
Net Assets
Beginning of period ..........................................................................................................................
23,382 13,051
End of period ................................................................................................................................
$ 33,342 $ 23,382
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 4,154 $ 1,026 $ 3,926
Reinvested .................................................................................... 269 55 388
Redeemed .....................................................................................
(1,222) (821) (1,788)
Net Increase (Decrease)
$ 3,201 $ 260 $ 2,526
Shares:
Sold ......................................................................................... 299 74 280
Reinvested .................................................................................... 20 4 28
Redeemed .....................................................................................
(88) (59) (128)
Net Increase (Decrease)
231 19 180
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 4,907 $ 1,135 $ 7,962
Reinvested .................................................................................... 398 82 457
Redeemed .....................................................................................
(2,023) (726) (1,589)
Net Increase (Decrease)
$ 3,282 $ 491 $ 6,830
Shares:
Sold ......................................................................................... 391 90 628
Reinvested .................................................................................... 34 7 39
Redeemed .....................................................................................
(161) (57) (124)
Net Increase (Decrease)
264 40 543
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (269) $ (55) $ (388)
Total Dividends and Distributions
$ (269) $ (55) $ (388)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (398) $ (82) $ (457)
Total Dividends and Distributions
$ (398) $ (82) $ (457)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Period Ended
April 30, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 19 $ –
Net realized gain (loss) on investments ...................................................................................................... 20 –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
151 (35)
Net Increase (Decrease) in Net Assets Resulting from Operations 190 (35)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20) –
Total Dividends and Distributions (20) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,691 707
Total Increase (Decrease) in Net Assets 1,861 672
Net Assets
Beginning of period ..........................................................................................................................
672 –
End of period ................................................................................................................................
$ 2,533 $ 672
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 286 $ 139 $ 1,393
Reinvested .................................................................................... 8 1 11
Redeemed .....................................................................................
(41) (37) (69)
Net Increase (Decrease)
$ 253 $ 103 $ 1,335
Shares:
Sold ......................................................................................... 25 11 121
Reinvested .................................................................................... 1 – 1
Redeemed .....................................................................................
(4) (3) (6)
Net Increase (Decrease)
22 8 116
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................................................... $ 495 $ 47 $ 387
Redeemed .....................................................................................
(125) (10) (87)
Net Increase (Decrease)
$ 370 $ 37 $ 300
Shares:
Sold ......................................................................................... 47 4 36
Redeemed .....................................................................................
(12) (1) (8)
Net Increase (Decrease)
35 3 28
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (8) $ (1) $ (11)
Total Dividends and Distributions
$ (8) $ (1) $ (11)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,109 $ 2,338
Net realized gain (loss) on investments ...................................................................................................... 729 693
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,584 (311)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,422 2,720
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,025) (4,581)
Total Dividends and Distributions (4,025) (4,581)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,846 19,018
Total Increase (Decrease) in Net Assets 23,243 17,157
Net Assets
Beginning of period ..........................................................................................................................
104,550 87,393
End of period ................................................................................................................................
$ 127,793 $ 104,550
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 18,400 $ 1,018 $ 4,960
Reinvested .................................................................................... 2,676 350 998
Redeemed .....................................................................................
(5,541) (2,693) (3,322)
Net Increase (Decrease)
$ 15,535 $ (1,325) $ 2,636
Shares:
Sold ......................................................................................... 1,862 102 499
Reinvested .................................................................................... 271 35 100
Redeemed .....................................................................................
(558) (275) (334)
Net Increase (Decrease)
1,575 (138) 265
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 38,027 $ 937 $ 3,703
Reinvested .................................................................................... 2,311 562 1,708
Redeemed .....................................................................................
(12,065) (2,761) (13,404)
Net Increase (Decrease)
$ 28,273 $ (1,262) $ (7,993)
Shares:
Sold ......................................................................................... 3,967 96 384
Reinvested .................................................................................... 247 60 182
Redeemed .....................................................................................
(1,257) (287) (1,383)
Net Increase (Decrease)
2,957 (131) (817)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (2,677) $ (350) $ (998)
Total Dividends and Distributions
$ (2,677) $ (350) $ (998)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,311) $ (562) $ (1,708)
Total Dividends and Distributions
$ (2,311) $ (562) $ (1,708)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 14,682 $ 15,193
Net realized gain (loss) on investments ...................................................................................................... 7,166 (846)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
53,157 (14,629)
Net Increase (Decrease) in Net Assets Resulting from Operations 75,005 (282)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20,088) (16,902)
Total Dividends and Distributions (20,088) (16,902)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(35,467) 447,323
Total Increase (Decrease) in Net Assets 19,450 430,139
Net Assets
Beginning of period ..........................................................................................................................
764,787 334,648
End of period ................................................................................................................................
$ 784,237 $ 764,787
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 770 $ 8,516 $ 11,586 $ 568 $ 666 $ 450 $ 876
Reinvested .......................................... 823 5,625 12,417 88 423 179 486
Redeemed ...........................................
(3,446) (15,350) (50,717) (780) (3,067) (1,216) (4,364)
Net Increase (Decrease)
$ (1,853) $ (1,209) $ (26,714) $ (124) $ (1,978) $ (587) $ (3,002)
Shares:
Sold ............................................... 69 788 1,059 52 61 42 79
Reinvested .......................................... 75 520 1,139 8 39 16 45
Redeemed ...........................................
(313) (1,419) (4,664) (71) (284) (112) (399)
Net Increase (Decrease)
(169) (111) (2,466) (11) (184) (54) (275)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 1,357 $ 16,163 $ 27,124 $ 215 $ 3,028 $ 852 $ 4,529
Issued in acquisitions ................................... 23,680 163,315 287,241 2,906 12,831 4,355 12,669
Reinvested .......................................... 731 3,012 12,089 72 343 151 478
Redeemed ...........................................
(5,646) (21,242) (89,322) (495) (4,446) (1,464) (7,203)
Net Increase (Decrease)
$ 20,122 $ 161,248 $ 237,132 $ 2,698 $ 11,756 $ 3,894 $ 10,473
Shares:
Sold ............................................... 127 1,549 2,596 20 288 81 429
Issued in acquisitions ................................... 2,229 15,652 27,348 275 1,232 417 1,206
Reinvested .......................................... 71 297 1,183 7 34 15 47
Redeemed ...........................................
(530) (2,035) (8,507) (47) (426) (140) (685)
Net Increase (Decrease)
1,897 15,463 22,620 255 1,128 373 997
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Total Dividends and Distributions
$ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Total Dividends and Distributions
$ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 72,299 $ 133,631
Net realized gain (loss) on investments ...................................................................................................... 64,855 (105,055)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
311,731 (330,282)
Net Increase (Decrease) in Net Assets Resulting from Operations 448,885 (301,706)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (70,326) (186,384)
From tax return of capital ....................................................................................................................
– (20,905)
Total Dividends and Distributions (70,326) (207,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(48,570) (81,253)
Total Increase (Decrease) in Net Assets 329,989 (590,248)
Net Assets
Beginning of period ..........................................................................................................................
5,152,118 5,742,366
End of period ................................................................................................................................
$ 5,482,107 $ 5,152,118
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .......................... $ 11,520 $ 1,085 $ 1,590 $ 565,714 $ 131 $ 2,801 $ 1,072 $ 6,146 $ 178,210
Reinvested ..................... 1,971 114 1,503 38,697 17 274 130 966 22,960
Redeemed ......................
(31,129) (4,343) (10,250) (484,181) (286) (5,753) (2,307) (20,763) (324,459)
Net Increase (Decrease)
$ (17,638) $ (3,144) $ (7,157) $ 120,230 $ (138) $ (2,678) $ (1,105) $ (13,651) $ (123,289)
Shares:
Sold .......................... 436 42 62 21,565 5 109 42 241 6,770
Reinvested ..................... 72 4 57 1,420 1 10 5 37 843
Redeemed ......................
(1,179) (168) (404) (18,349) (11) (224) (92) (829) (12,189)
Net Increase (Decrease)
(671) (122) (285) 4,636 (5) (105) (45) (551) (4,576)
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 41,595 $ 1,718 $ 4,011 $ 1,116,573 $ 305 $ 6,709 $ 2,113 $ 11,615 $ 528,627
Reinvested ..................... 6,974 618 4,950 109,982 67 1,084 550 3,247 66,127
Redeemed ......................
(133,612) (9,836) (17,525) (1,368,787) (467) (12,667) (13,417) (19,102) (412,705)
Net Increase (Decrease)
$ (85,043) $ (7,500) $ (8,564) $ (142,232) $ (95) $ (4,874) $ (10,754) $ (4,240) $ 182,049
Shares:
Sold .......................... 1,611 67 159 43,209 11 268 86 471 20,172
Reinvested ..................... 277 25 204 4,358 3 44 23 134 2,621
Redeemed ......................
(5,138) (392) (703) (53,396) (19) (509) (538) (768) (16,074)
Net Increase (Decrease)
(3,250) (300) (340) (5,829) (5) (197) (429) (163) 6,719
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2024
From net investment income and net
realized gain on investments ......... $ (2,050) $ (117) $ (1,505) $ (40,384) $ (17) $ (277) $ (130) $ (966) $ (24,880)
Total Dividends and Distributions
$ (2,050) $ (117) $ (1,505) $ (40,384) $ (17) $ (277) $ (130) $ (966) $ (24,880)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (7,927) $ (579) $ (4,476) $ (103,180) $ (61) $ (995) $ (502) $ (2,932) $ (65,732)
From tax return of capital ........... (783) (51) (478) (11,658) (6) (101) (48) (315) (7,465)
Total Dividends and Distributions
$ (8,710) $ (630) $ (4,954) $ (114,838) $ (67) $ (1,096) $ (550) $ (3,247) $ (73,197)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 57,176 $ 72,708
Net realized gain (loss) on investments ...................................................................................................... 105,007 (15,302)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
428,560 166,254
Net Increase (Decrease) in Net Assets Resulting from Operations 590,743 223,660
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (57,200) (320,283)
Total Dividends and Distributions (57,200) (320,283)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(139,843) 82,208
Total Increase (Decrease) in Net Assets 393,700 (14,415)
Net Assets
Beginning of period ..........................................................................................................................
3,994,264 4,008,679
End of period ................................................................................................................................
$ 4,387,964 $ 3,994,264
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 54,025 $ 7,015 $ 117,428 $ 19,127 $ 382 $ 1,188 $ 1,013 $ 2,563
Reinvested ............................... 25,594 1,186 19,838 9,463 23 245 130 420
Redeemed ................................
(150,998) (31,623) (112,638) (91,753) (437) (2,100) (870) (9,064)
Net Increase (Decrease)
$ (71,379) $ (23,422) $ 24,628 $ (63,163) $ (32) $ (667) $ 273 $ (6,081)
Shares:
Sold .................................... 3,491 466 7,985 1,268 25 79 66 171
Reinvested ............................... 1,654 79 1,346 625 2 16 9 28
Redeemed ................................
(9,799) (2,106) (7,643) (6,178) (29) (140) (57) (591)
Net Increase (Decrease)
(4,654) (1,561) 1,688 (4,285) (2) (45) 18 (392)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 104,830 $ 14,547 $ 208,738 $ 102,671 $ 456 $ 2,508 $ 1,544 $ 3,575
Reinvested ............................... 149,272 12,134 98,178 54,448 166 1,432 785 2,390
Redeemed ................................
(280,678) (67,531) (167,196) (148,775) (909) (2,444) (2,830) (5,103)
Net Increase (Decrease)
$ (26,576) $ (40,850) $ 139,720 $ 8,344 $ (287) $ 1,496 $ (501) $ 862
Shares:
Sold .................................... 7,367 1,053 15,363 7,429 34 181 111 260
Reinvested ............................... 10,938 917 7,537 4,072 12 108 59 179
Redeemed ................................
(19,738) (4,886) (12,340) (10,792) (66) (176) (205) (370)
Net Increase (Decrease)
(1,433) (2,916) 10,560 709 (20) 113 (35) 69
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (25,824) $ (1,189) $ (19,903) $ (9,466) $ (23) $ (245) $ (130) $ (420)
Total Dividends and Distributions
$ (25,824) $ (1,189) $ (19,903) $ (9,466) $ (23) $ (245) $ (130) $ (420)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)
Total Dividends and Distributions
$ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 29,993 $ 36,247
Net realized gain (loss) on investments ...................................................................................................... 17,699 (30,140)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
139,435 51,652
Net Increase (Decrease) in Net Assets Resulting from Operations 187,127 57,759
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (29,939) (76,093)
Total Dividends and Distributions (29,939) (76,093)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(25,598) 21,770
Total Increase (Decrease) in Net Assets 131,590 3,436
Net Assets
Beginning of period ..........................................................................................................................
1,618,355 1,614,919
End of period ................................................................................................................................
$ 1,749,945 $ 1,618,355
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 17,647 $ 1,886 $ 81,376 $ 13,676 $ 21 $ 2,204 $ 616 $ 640
Reinvested ............................... 8,494 608 16,470 3,602 20 159 167 340
Redeemed ................................
(51,676) (11,068) (73,865) (32,505) (251) (948) (1,089) (2,122)
Net Increase (Decrease)
$ (25,535) $ (8,574) $ 23,981 $ (15,227) $ (210) $ 1,415 $ (306) $ (1,142)
Shares:
Sold .................................... 1,496 164 7,079 1,182 2 192 53 56
Reinvested ............................... 719 52 1,418 309 2 14 14 29
Redeemed ................................
(4,405) (953) (6,409) (2,801) (22) (83) (94) (186)
Net Increase (Decrease)
(2,190) (737) 2,088 (1,310) (18) 123 (27) (101)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 46,812 $ 3,970 $ 174,019 $ 26,259 $ 188 $ 1,781 $ 7,165 $ 2,069
Reinvested ............................... 23,106 2,521 38,528 9,938 64 362 459 876
Redeemed ................................
(93,927) (29,438) (124,376) (55,020) (510) (1,741) (8,910) (2,425)
Net Increase (Decrease)
$ (24,009) $ (22,947) $ 88,171 $ (18,823) $ (258) $ 402 $ (1,286) $ 520
Shares:
Sold .................................... 4,214 362 15,879 2,399 17 162 665 188
Reinvested ............................... 2,121 235 3,592 923 6 34 43 81
Redeemed ................................
(8,452) (2,688) (11,382) (5,022) (47) (159) (820) (218)
Net Increase (Decrease)
(2,117) (2,091) 8,089 (1,700) (24) 37 (112) 51
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (8,563) $ (609) $ (16,479) $ (3,602) $ (20) $ (159) $ (167) $ (340)
Total Dividends and Distributions
$ (8,563) $ (609) $ (16,479) $ (3,602) $ (20) $ (159) $ (167) $ (340)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)
Total Dividends and Distributions
$ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 31,290 $ 34,542
Net realized gain (loss) on investments ...................................................................................................... 76,584 (26,815)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
364,569 186,170
Net Increase (Decrease) in Net Assets Resulting from Operations 472,443 193,897
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (39,200) (301,708)
Total Dividends and Distributions (39,200) (301,708)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(98,206) 105,958
Total Increase (Decrease) in Net Assets 335,037 (1,853)
Net Assets
Beginning of period ..........................................................................................................................
2,702,792 2,704,645
End of period ................................................................................................................................
$ 3,037,829 $ 2,702,792
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 34,310 $ 4,680 $ 51,700 $ 24,432 $ 40 $ 545 $ 954 $ 1,031
Reinvested ............................... 19,831 427 11,443 6,751 7 92 57 380
Redeemed ................................
(118,073) (21,726) (57,080) (54,090) (53) (1,110) (376) (2,378)
Net Increase (Decrease)
$ (63,932) $ (16,619) $ 6,063 $ (22,907) $ (6) $ (473) $ 635 $ (967)
Shares:
Sold .................................... 1,891 287 3,032 1,407 3 33 54 59
Reinvested ............................... 1,110 27 677 391 – 5 3 22
Redeemed ................................
(6,521) (1,341) (3,326) (3,114) (3) (65) (22) (137)
Net Increase (Decrease)
(3,520) (1,027) 383 (1,316) – (27) 35 (56)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 70,437 $ 9,633 $ 97,294 $ 57,763 $ 114 $ 1,114 $ 1,309 $ 2,589
Reinvested ............................... 160,877 13,189 74,940 46,455 172 1,108 645 2,556
Redeemed ................................
(200,030) (47,229) (88,173) (86,323) (677) (5,001) (3,263) (3,541)
Net Increase (Decrease)
$ 31,284 $ (24,407) $ 84,061 $ 17,895 $ (391) $ (2,779) $ (1,309) $ 1,604
Shares:
Sold .................................... 4,321 658 6,247 3,606 8 71 84 165
Reinvested ............................... 10,516 966 5,164 3,133 12 77 44 174
Redeemed ................................
(12,242) (3,230) (5,700) (5,438) (44) (324) (215) (220)
Net Increase (Decrease)
2,595 (1,606) 5,711 1,301 (24) (176) (87) 119
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Total Dividends and Distributions
$ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)
Total Dividends and Distributions
$ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 48,437 $ 58,475
Net realized gain (loss) on investments ...................................................................................................... 11,941 (57,925)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
149,555 56,742
Net Increase (Decrease) in Net Assets Resulting from Operations 209,933 57,292
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (49,559) (58,259)
Total Dividends and Distributions (49,559) (58,259)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(94,461) (187,444)
Total Increase (Decrease) in Net Assets 65,913 (188,411)
Net Assets
Beginning of period ..........................................................................................................................
2,256,309 2,444,720
End of period ................................................................................................................................
$ 2,322,222 $ 2,256,309
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 31,625 $ 2,293 $ 48,930 $ 12,375 $ 258 $ 321 $ 448 $ 12,181
Reinvested ............................... 19,321 1,502 24,263 3,764 45 63 74 234
Redeemed ................................
(110,675) (20,153) (97,993) (20,659) (30) (628) (570) (1,450)
Net Increase (Decrease)
$ (59,729) $ (16,358) $ (24,800) $ (4,520) $ 273 $ (244) $ (48) $ 10,965
Shares:
Sold .................................... 2,728 200 4,273 1,073 23 29 40 1,053
Reinvested ............................... 1,664 131 2,112 325 4 5 6 20
Redeemed ................................
(9,580) (1,762) (8,571) (1,800) (3) (55) (50) (125)
Net Increase (Decrease)
(5,188) (1,431) (2,186) (402) 24 (21) (4) 948
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 76,268 $ 6,254 $ 120,788 $ 31,118 $ 558 $ 823 $ 1,339 $ 1,007
Reinvested ............................... 23,189 1,857 27,873 4,616 40 72 70 191
Redeemed ................................
(213,816) (53,249) (167,554) (44,978) (313) (1,382) (859) (1,356)
Net Increase (Decrease)
$ (114,359) $ (45,138) $ (18,893) $ (9,244) $ 285 $ (487) $ 550 $ (158)
Shares:
Sold .................................... 6,827 565 10,926 2,790 50 74 120 91
Reinvested ............................... 2,092 170 2,539 418 4 7 6 17
Redeemed ................................
(19,146) (4,829) (15,174) (4,063) (29) (123) (77) (121)
Net Increase (Decrease)
(10,227) (4,094) (1,709) (855) 25 (42) 49 (13)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (19,537) $ (1,513) $ (24,323) $ (3,770) $ (45) $ (63) $ (74) $ (234)
Total Dividends and Distributions
$ (19,537) $ (1,513) $ (24,323) $ (3,770) $ (45) $ (63) $ (74) $ (234)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)
Total Dividends and Distributions
$ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,504 $ 14,951
Net realized gain (loss) on investments ...................................................................................................... 54,163 6,610
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
286,927 132,725
Net Increase (Decrease) in Net Assets Resulting from Operations 359,594 154,286
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,955) (160,318)
Total Dividends and Distributions (25,955) (160,318)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(45,953) 79,844
Total Increase (Decrease) in Net Assets 287,686 73,812
Net Assets
Beginning of period ..........................................................................................................................
1,852,176 1,778,364
End of period ................................................................................................................................
$ 2,139,862 $ 1,852,176
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 27,615 $ 4,575 $ 36,424 $ 23,505 $ 19 $ 906 $ 789 $ 2,395
Reinvested ............................... 13,927 405 5,963 5,025 4 75 77 305
Redeemed ................................
(77,113) (13,127) (30,859) (42,555) (76) (1,002) (2,138) (1,092)
Net Increase (Decrease)
$ (35,571) $ (8,147) $ 11,528 $ (14,025) $ (53) $ (21) $ (1,272) $ 1,608
Shares:
Sold .................................... 1,318 256 1,836 1,166 1 46 40 124
Reinvested ............................... 681 23 308 255 – 4 4 16
Redeemed ................................
(3,699) (730) (1,560) (2,136) (4) (51) (105) (56)
Net Increase (Decrease)
(1,700) (451) 584 (715) (3) (1) (61) 84
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 50,940 $ 8,099 $ 50,168 $ 67,474 $ 181 $ 1,524 $ 4,390 $ 3,456
Reinvested ............................... 91,610 7,077 31,360 26,616 27 608 277 1,656
Redeemed ................................
(126,375) (25,828) (40,118) (63,971) (99) (1,929) (2,245) (5,054)
Net Increase (Decrease)
$ 16,175 $ (10,652) $ 41,410 $ 30,119 $ 109 $ 203 $ 2,422 $ 58
Shares:
Sold .................................... 2,767 509 2,854 3,772 11 87 250 194
Reinvested ............................... 5,358 482 1,933 1,610 2 38 17 102
Redeemed ................................
(6,855) (1,633) (2,289) (3,575) (6) (110) (130) (281)
Net Increase (Decrease)
1,270 (642) 2,498 1,807 7 15 137 15
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (14,093) $ (407) $ (5,966) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Total Dividends and Distributions
$ (14,093) $ (407) $ (5,966) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)
Total Dividends and Distributions
$ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 49,227 $ 93,169
Net realized gain (loss) on investments and futures ......................................................................................... (347) (26,093)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
48,927 76,005
Net Increase (Decrease) in Net Assets Resulting from Operations 97,807 143,081
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (48,739) (93,821)
Total Dividends and Distributions (48,739) (93,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
80,209 (387,112)
Total Increase (Decrease) in Net Assets 129,277 (337,852)
Net Assets
Beginning of period ..........................................................................................................................
2,854,651 3,192,503
End of period ................................................................................................................................
$ 2,983,928 $ 2,854,651
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .................................... $ 84,562 $ 2,630 $ 4,639 $ 442,569 $ 19 $ 4,088 $ 8,049 $ 801
Reinvested ............................... 4,889 178 1,882 40,318 6 146 153 142
Redeemed ................................
(106,185) (4,588) (13,144) (378,223) (36) (4,436) (7,146) (1,104)
Net Increase (Decrease)
$ (16,734) $ (1,780) $ (6,623) $ 104,664 $ (11) $ (202) $ 1,056 $ (161)
Shares:
Sold .................................... 7,164 223 395 37,550 2 346 688 68
Reinvested ............................... 414 15 159 3,415 – 12 13 12
Redeemed ................................
(8,999) (389) (1,114) (32,118) (3) (376) (613) (94)
Net Increase (Decrease)
(1,421) (151) (560) 8,847 (1) (18) 88 (14)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 168,814 $ 4,644 $ 12,224 $ 590,137 $ 29 $ 3,056 $ 6,986 $ 1,539
Reinvested ............................... 9,313 358 3,462 77,562 12 245 368 249
Redeemed ................................
(220,714) (11,779) (29,869) (987,824) (217) (3,302) (9,967) (2,438)
Net Increase (Decrease)
$ (42,587) $ (6,777) $ (14,183) $ (320,125) $ (176) $ (1) $ (2,613) $ (650)
Shares:
Sold .................................... 14,560 402 1,054 50,941 2 264 601 133
Reinvested ............................... 802 31 299 6,687 1 21 32 21
Redeemed ................................
(19,028) (1,016) (2,577) (85,288) (18) (284) (859) (210)
Net Increase (Decrease)
(3,666) (583) (1,224) (27,660) (15) 1 (226) (56)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on
investments ............................... $ (5,096) $ (186) $ (1,909) $ (41,097) $ (6) $ (150) $ (153) $ (142)
Total Dividends and Distributions
$ (5,096) $ (186) $ (1,909) $ (41,097) $ (6) $ (150) $ (153) $ (142)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)
Total Dividends and Distributions
$ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,180 $ 3,634
Net realized gain (loss) on investments and futures ......................................................................................... (15,696) 38,378
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
226,928 (142,147)
Net Increase (Decrease) in Net Assets Resulting from Operations 213,412 (100,135)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (35,909) (1,601)
Total Dividends and Distributions (35,909) (1,601)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
275,280 (44,335)
Total Increase (Decrease) in Net Assets 452,783 (146,071)
Net Assets
Beginning of period ..........................................................................................................................
1,061,630 1,207,701
End of period ................................................................................................................................
$ 1,514,413 $ 1,061,630
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold .......................... $ 7,694 N/A $ 2,831 $ 430,281 $ 68 $ 3,176 $ 1,020 $ 2,537 $ 16,692
Reinvested ..................... 7,874 N/A 6,386 11,770 40 458 1,013 1,268 6,999
Redeemed ......................
(22,859) N/A (12,408) (152,314) (190) (3,959) (6,380) (4,463) (22,254)
Net Increase (Decrease)
$ (7,291) N/A $ (3,191) $ 289,737 $ (82) $ (325) $ (4,347) $ (658) $ 1,437
Shares:
Sold .......................... 316 N/A 124 15,919 3 133 41 97 600
Reinvested ..................... 327 N/A 280 440 2 19 40 48 261
Redeemed ......................
(941) N/A (540) (5,726) (8) (166) (255) (172) (831)
Net Increase (Decrease)
(298) N/A (136) 10,633 (3) (14) (174) (27) 30
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 35,051 $ 729 $ 5,186 $ 159,444 $ 200 $ 7,225 $ 7,039 $ 8,530 $ 63,224
Reinvested ..................... – – 172 720 – – – 22 684
Redeemed ......................
(36,600) (20,328) (17,745) (157,283) (869) (5,585) (11,954) (16,719) (65,478)
Net Increase (Decrease)
$ (1,549) $ (19,599) $ (12,387) $ 2,881 $ (669) $ 1,640 $ (4,915) $ (8,167) $ (1,570)
Shares:
Sold .......................... 1,534 38 234 6,225 9 317 289 340 2,431
Reinvested ..................... – – 8 30 – – – 1 28
Redeemed ......................
(1,587) (1,084) (808) (6,127) (44) (246) (483) (655) (2,526)
Net Increase (Decrease)
(53) (1,046) (566) 128 (35) 71 (194) (314) (67)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2024
From net investment income and net
realized gain on investments ......... $ (7,926) $ N/A $ (6,398) $ (11,799) $ (40) $ (464) $ (1,013) $ (1,268) $ (7,001)
Total Dividends and Distributions
$ (7,926) $ N/A $ (6,398) $ (11,799) $ (40) $ (464) $ (1,013) $ (1,268) $ (7,001)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Total Dividends and Distributions
$ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (1,874) $ (4,833)
Net realized gain (loss) on investments and futures ......................................................................................... 53,329 (36,350)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
373,045 (89,678)
Net Increase (Decrease) in Net Assets Resulting from Operations 424,500 (130,861)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (18,193)
Total Dividends and Distributions – (18,193)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(70,899) (83,501)
Total Increase (Decrease) in Net Assets 353,601 (232,555)
Net Assets
Beginning of period ..........................................................................................................................
2,019,567 2,252,122
End of period ................................................................................................................................
$ 2,373,168 $ 2,019,567
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 3,365 $ 23,866 $ 80 $ 927 $ 976 $ 2,023 $ 200,184
Redeemed ...........................................
(6,658) (73,429) (215) (2,442) (1,329) (4,630) (213,617)
Net Increase (Decrease)
$ (3,293) $ (49,563) $ (135) $ (1,515) $ (353) $ (2,607) $ (13,433)
Shares:
Sold ............................................... 408 1,788 9 91 86 164 14,065
Redeemed ...........................................
(806) (5,229) (23) (238) (119) (376) (15,255)
Net Increase (Decrease)
(398) (3,441) (14) (147) (33) (212) (1,190)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,024 $ 41,990 $ 311 $ 2,501 $ 1,118 $ 5,449 $ 313,389
Reinvested .......................................... 843 1,065 19 142 93 281 15,278
Redeemed ...........................................
(10,083) (94,484) (657) (3,534) (1,843) (15,825) (346,578)
Net Increase (Decrease)
$ (2,216) $ (51,429) $ (327) $ (891) $ (632) $ (10,095) $ (17,911)
Shares:
Sold ............................................... 901 3,247 35 264 106 472 24,279
Reinvested .......................................... 119 89 2 16 9 26 1,271
Redeemed ...........................................
(1,305) (7,404) (75) (372) (172) (1,384) (26,909)
Net Increase (Decrease)
(285) (4,068) (38) (92) (57) (886) (1,359)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ – $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Total Dividends and Distributions
$ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 10,442 $ 17,048
Net realized gain (loss) on investments and futures ......................................................................................... 55,970 43,949
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
120,655 (146,774)
Net Increase (Decrease) in Net Assets Resulting from Operations 187,067 (85,777)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,576) (115,168)
Total Dividends and Distributions (52,576) (115,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(18,280) 82,041
Total Increase (Decrease) in Net Assets 116,211 (118,904)
Net Assets
Beginning of period ..........................................................................................................................
1,043,043 1,161,947
End of period ................................................................................................................................
$ 1,159,254 $ 1,043,043
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 8,047 $ 33,269 $ 506 $ 4,891 $ 3,808 $ 7,693 $ 59,928
Reinvested .......................................... 8,208 10,238 220 2,717 1,105 3,730 26,237
Redeemed ...........................................
(14,369) (47,913) (1,040) (15,388) (5,650) (14,800) (89,717)
Net Increase (Decrease)
$ 1,886 $ (4,406) $ (314) $ (7,780) $ (737) $ (3,377) $ (3,552)
Shares:
Sold ............................................... 345 1,328 21 188 144 288 2,374
Reinvested .......................................... 348 398 9 103 41 138 1,021
Redeemed ...........................................
(620) (1,894) (43) (587) (212) (558) (3,564)
Net Increase (Decrease)
73 (168) (13) (296) (27) (132) (169)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,467 $ 75,238 $ 843 $ 14,074 $ 6,155 $ 16,255 $ 169,713
Reinvested .......................................... 18,550 21,053 633 7,124 3,095 9,469 55,034
Redeemed ...........................................
(23,026) (87,208) (1,609) (22,647) (13,987) (31,737) (148,448)
Net Increase (Decrease)
$ 8,991 $ 9,083 $ (133) $ (1,449) $ (4,737) $ (6,013) $ 76,299
Shares:
Sold ............................................... 594 3,088 35 564 243 633 7,012
Reinvested .......................................... 857 896 28 296 126 384 2,344
Redeemed ...........................................
(1,022) (3,496) (68) (901) (543) (1,236) (6,023)
Net Increase (Decrease)
429 488 (5) (41) (174) (219) 3,333
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Total Dividends and Distributions
$ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)
Total Dividends and Distributions
$ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 11,491 $ 13,786
Net realized gain (loss) on investments and futures ......................................................................................... 13,602 31,063
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
187,973 (86,348)
Net Increase (Decrease) in Net Assets Resulting from Operations 213,066 (41,499)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,101) (115,707)
Total Dividends and Distributions (44,101) (115,707)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
89,856 202,336
Total Increase (Decrease) in Net Assets 258,821 45,130
Net Assets
Beginning of period ..........................................................................................................................
1,168,431 1,123,301
End of period ................................................................................................................................
$ 1,427,252 $ 1,168,431
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ............................................... $ 1,355 $ 73,973 $ 62 $ 722 $ 800 $ 510 $ 221,233
Reinvested .......................................... 671 8,034 22 165 90 317 34,556
Redeemed ...........................................
(2,474) (126,171) (66) (1,547) (570) (5,951) (115,875)
Net Increase (Decrease)
$ (448) $ (44,164) $ 18 $ (660) $ 320 $ (5,124) $ 139,914
Shares:
Sold ............................................... 120 6,341 6 65 70 45 18,636
Reinvested .......................................... 58 663 2 15 8 27 2,853
Redeemed ...........................................
(219) (10,673) (6) (139) (50) (522) (9,760)
Net Increase (Decrease)
(41) (3,669) 2 (59) 28 (450) 11,729
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,700 $ 133,613 $ 108 $ 2,133 $ 826 $ 1,775 $ 230,311
Reinvested .......................................... 2,218 15,959 89 539 277 1,287 94,994
Redeemed ...........................................
(4,992) (114,735) (217) (2,126) (697) (4,316) (159,410)
Net Increase (Decrease)
$ 1,926 $ 34,837 $ (20) $ 546 $ 406 $ (1,254) $ 165,895
Shares:
Sold ............................................... 437 11,856 11 211 77 160 20,722
Reinvested .......................................... 222 1,528 10 55 28 127 9,103
Redeemed ...........................................
(476) (10,235) (23) (207) (65) (386) (14,648)
Net Increase (Decrease)
183 3,149 (2) 59 40 (99) 15,177
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ... $ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Total Dividends and Distributions
$ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)
Total Dividends and Distributions
$ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 9,565 $ 19,378
Net realized gain (loss) on investments ...................................................................................................... (2,729) (22,524)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
32,588 26,194
Net Increase (Decrease) in Net Assets Resulting from Operations 39,424 23,048
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,641) (18,621)
Total Dividends and Distributions (9,641) (18,621)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(25,388) (59,708)
Total Increase (Decrease) in Net Assets 4,395 (55,281)
Net Assets
Beginning of period ..........................................................................................................................
544,549 599,830
End of period ................................................................................................................................
$ 548,944 $ 544,549
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2024
Dollars:
Sold ......................................................................................... $ 23,150 $ 1,356 $ 60,639
Reinvested .................................................................................... 4,043 188 4,836
Redeemed .....................................................................................
(44,659) (3,337) (71,604)
Net Increase (Decrease)
$ (17,466) $ (1,793) $ (6,129)
Shares:
Sold ......................................................................................... 3,450 201 9,046
Reinvested .................................................................................... 599 28 716
Redeemed .....................................................................................
(6,671) (497) (10,695)
Net Increase (Decrease)
(2,622) (268) (933)
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 55,041 $ 2,230 $ 122,603
Reinvested .................................................................................... 8,084 421 8,893
Redeemed .....................................................................................
(103,671) (8,484) (144,825)
Net Increase (Decrease)
$ (40,546) $ (5,833) $ (13,329)
Shares:
Sold ......................................................................................... 8,321 338 18,451
Reinvested .................................................................................... 1,221 63 1,342
Redeemed .....................................................................................
(15,688) (1,278) (21,985)
Net Increase (Decrease)
(6,146) (877) (2,192)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2024
From net investment income and net realized gain on investments ............................................. $ (4,473) $ (202) $ (4,966)
Total Dividends and Distributions
$ (4,473) $ (202) $ (4,966)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,975) $ (446) $ (9,200)
Total Dividends and Distributions
$ (8,975) $ (446) $ (9,200)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap
Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III,
MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025
Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070
Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid 2070, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 12, 2022, Institutional shares converted into R-6 shares of Government Money Market Fund and R-6 shares commenced operations. On December 14, 2022, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Institutional shares.
Effective January 13, 2023, R-1 shares discontinued and converted into R-3 shares for Overseas Fund.
Effective March 1, 2023, Principal LifeTime 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each
Class J, Institutional, R-1, R-3, R-4, and R-5 shares.
Effective March 1, 2023, Principal LifeTime Hybrid 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, and R-6 shares.
Effective May 12, 2023, Principal LifeTime Strategic Income Fund acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 46,483,000 shares from Principal LifeTime 2010 Fund for 48,359,000 shares valued at $506,997,000 of
Principal LifeTime Strategic Income Fund at an approximate exchange rate of 1.04 for all classes of shares. The investment securities of Principal
LifeTime 2010 Fund, with a fair value of approximately $506,651,000 and a cost of $530,955,000 and $110,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Fund on May 12, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Fund were maintained through the reorganization. The net assets of Principal LifeTime 2010 Fund and Principal LifeTime
Strategic Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $507,031,000 ($882,000 of accumulated realized loss) and $341,098,000, respectively. The aggregate net assets of Principal LifeTime Strategic Income Fund immediately

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

following the acquisition was $848,129,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2022, the beginning of the fiscal year for Principal LifeTime Strategic Income
Fund, Principal LifeTime Strategic Income Fund’s pro forma results of operations for the period ended October 31, 2023, would have been
$24,949,000 of net investment income, $8,418,000 of net realized and unrealized gain on investments, and $33,367,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Fund that have been included in Principal LifeTime Strategic Income Fund’s statement of operations since May 12, 2023.
Effective May 19, 2023, Class C shares discontinued and converted into Class A shares for the following Funds:
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors (“Board”). In addition, the Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board, as may occasionally be necessary.
Core Fixed Income Fund Principal Capital Appreciation Fund
LargeCap S&P 500 Index Fund SmallCap Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30, 2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Diversified International Fund
Euro 23 .9%
British Pound Sterling 17 .2
Japanese Yen 14 .5
Canadian Dollar 9 .9
Hong Kong Dollar 7 .2
Finisterre Emerging Markets Total Return Bond Fund
Euro 5 .1%
Global Emerging Markets Fund
Hong Kong Dollar 19 .4%
Indian Rupee 17 .0
New Taiwan Dollar 16 .3
South Korean Won 11 .6
Mexican Peso 5 .8
Brazilian Real 5 .8
Global Real Estate Securities Fund
Japanese Yen 9 .6%
Euro 7 .6
Australian Dollar 5 .9
International Fund I
Euro 19 .9%
Japanese Yen 13 .5
British Pound Sterling 12 .2
New Taiwan Dollar 7 .1
Indian Rupee 5 .3
Canadian Dollar 5 .3
Overseas Fund
Euro 38 .0%
British Pound Sterling 21 .0
Japanese Yen 15 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.
These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the
Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended April 30, 2024 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of April 30,
2024 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of April 30, 2024 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended April 30, 2024, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 2,303 5.96% $ 68
Core Plus Bond Fund 193 5.96 6
Diversified Income Fund 466 5.95 14
Diversified International Fund 626 5.96 19
Equity Income Fund 490 5.95 14
Finisterre Emerging Markets Total Return Bond Fund 104 5.95 3
Global Emerging Markets Fund 24 5.99 1
Global Real Estate Securities Fund 166 5.96 5
Government & High Quality Bond Fund 111 5.95 3
High Income Fund 1,100 5.96 33
High Yield Fund 379 5.95 11
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

During the period ended April 30, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of April 30, 2024 is included in borrowing on the statements of assets and liabilities.
During the period ended April 30, 2024, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
International Fund I $ 64 5.96% $ 2
LargeCap Growth Fund I 1,051 5.96 31
LargeCap S&P 500 Index Fund 532 5.96 16
LargeCap Value Fund III 397 5.96 12
MidCap Fund 59 5.96 2
MidCap Growth Fund 46 5.97 1
MidCap Growth Fund III 206 5.97 6
MidCap S&P 400 Index Fund 247 5.99 7
MidCap Value Fund I 752 5.95 22
Overseas Fund 654 5.95 19
Principal Capital Appreciation Fund 118 5.98 4
Real Estate Securities Fund 1,266 5.95 37
Short-Term Income Fund 288 6.00 9
SmallCap Fund 71 5.98 2
SmallCap Growth Fund I 377 5.96 11
SmallCap S&P 600 Index Fund 224 5.95 7
SmallCap Value Fund II 139 5.97 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 97 5.96% $ 3
Core Plus Bond Fund 6 5.96 —
Diversified International Fund 115 5.95 3
Equity Income Fund 211 5.96 6
Global Real Estate Securities Fund 3,042 5.96 90
Inflation Protection Fund 44 5.95 1
International Fund I 37 5.96 1
MidCap Fund 1,407 5.96 42
MidCap Growth Fund 67 5.96 2
MidCap Growth Fund III 127 5.95 4
MidCap S&P 400 Index Fund 114 5.95 3
MidCap Value Fund I 96 5.95 3
SmallCap Fund 119 5.95 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Tax-Exempt Bond Fund $ 150 6.52%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2024, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts $ 88 $ (25) $ 63
$ 88 $ (25) $ 63 $ — $ 63
Citigroup Inc
Foreign Currency Contracts 487 (28) 459
Total Return Swaps 27 3 — 273
$ 76 0 $ (28) $ 732 $ — $ 732
Goldman Sachs & Co
Credit Default Swaps 302 (36) 266
Foreign Currency Contracts 44 — 44
Purchased Credit Default Swaptions 4 — 4
Written Credit Default Swaptions — (1) (1)
$ 350 $ (37) $ 313 $ (250) $ 6 3
HSBC Securities Inc
Foreign Currency Contracts 7 — 7
Total Return Swaps 23 3 (1 9) 214
$ 2 40 $ (1 9) $ 221 $ — $ 221
JPMorgan Chase
Foreign Currency Contracts 26 (1) 25
Total Return Swaps 7 — 7
$ 33 $ (1) $ 32 $ — $ 32
Morgan Stanley & Co
Credit Default Swaps 1,386 (211) 1,175
Written Credit Default Swaptions — — —
$ 1,386 $ (211) $ 1,175 $ — $ 1,175
Total OTC $ 2, 857 $ (3 21 ) $ 2,536 $ 2,286
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts $ 659 $ (322) $ 337
Total Return Swaps 592 — 592
$ 1,2 51 $ (3 22 ) $ 929 $ — $ 929
Goldman Sachs & Co
Credit Default Swaps — (864) (864)
Foreign Currency Contracts 151 — 151
$ 151 $ (864) $ (713) $ 713
$ —
HSBC Securities Inc
Foreign Currency Contracts 8 (1) 7
Total Return Swaps 669 (55) 614
$ 677 $ (56) $ 621 $ — $ 621
JPMorgan Chase
Foreign Currency Contracts 93 (6) 87
Total Return Swaps 21 — 21
$ 1 14 $ (6) $ 108 $ — $ 108
Total OTC $ 2, 193 $ (1, 248 ) $ 945 $ 1,658
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 286 (83) 203
$ 286 $ (83) $ 203 $ — $ 203
Total OTC $ 286 $ (83) $ 203 $ 203
High Yield Fund
JPMorgan Chase
Foreign Currency Contracts 1 (10) (9)
$ 1 $ (10) $ (9) $ — $ (9)
Total OTC $ 1 $ (10) $ (9) $ (9)
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 5 — 5
$ 5 $ — $ 5 $ — $ 5
Bank of New York Mellon
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Barclays Bank PLC
Foreign Currency Contracts 362 (50) 312
Purchased Interest Rate Swaptions 215 — 215
Purchased Options 15 — 15
Written Interest Rate Swaptions — (73) (73)
$ 592 $ (123) $ 469 $ (180) $ 28 9
BNP Paribas
Foreign Currency Contracts — (77) (77)
$ — $ (77) $ (77) $ — $ (77)
Citigroup Inc
Foreign Currency Contracts 68 — 68
Purchased Interest Rate Swaptions 457 — 457
Purchased Options 1 — 1
Written Interest Rate Swaptions — (341) (341)
$ 526 $ (341) $ 185 $ (90) $ 95
Deutsche Bank AG
Purchased Interest Rate Swaptions 108 — 108
Purchased Options 3 — 3
Written Interest Rate Swaptions — (36) (36)
$ 111 $ (36) $ 75 $ (75)
$ —
Goldman Sachs & Co
Foreign Currency Contracts 165 (244) (79)
$ 165 $ (244) $ (79) $ — $ (79)
HSBC Securities Inc
Foreign Currency Contracts 40 (5) 35
$ 40 $ (5) $ 35 $ — $ 35
JPMorgan Chase
Purchased Options 1 — 1
$ 1 $ — $ 1 $ — $ 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30, 2024, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2024, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund (continued)
Morgan Stanley & Co
Foreign Currency Contracts $ 151 $ (177) $ (26)
Purchased Options 175 — 175
$ 326 $ (177) $ 149 $ (149)
$ —
Total OTC $ 1,766 $ (1,005) $ 761 $ 267
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits with
Counterparty
Diversified Income Fund $ 584 $ 2,655 $ 3,239
Finisterre Emerging Markets Total Return Bond Fund 8,303 8,3 59 16,662
Government & High Quality Bond Fund 416 — 416
High Income Fund 214 — 214
Inflation Protection Fund 5,842 — 5,842
LargeCap Growth Fund I 684 — 684
LargeCap S&P 500 Index Fund 3,186 — 3,186
LargeCap Value Fund III 861 — 861
MidCap Growth Fund III 619 — 619
MidCap S&P 400 Index Fund 1,646 — 1,646
MidCap Value Fund I 1,555 — 1,555
Overseas Fund 240 — 240
Short-Term Income Fund 3,238 — 3,238
SmallCap Growth Fund I 137 — 137
SmallCap S&P 600 Index Fund 1,866 — 1,866
SmallCap Value Fund II 514 — 514
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2024, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended April 30, 2024, the average outstanding balances for the liability and weighted average annual interest rates for the Funds'
were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated
ISDA (OTC
Derivatives)
Diversified Income Fund $ 250
Inflation Protection Fund 531
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 21,302 3.76%
Tax-Exempt Bond Fund 18,782 3.68
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Diversified Income Fund, Government & High Quality Bond
Fund, High Income Fund, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Fund’s Board of Directors ("Board") (or the Manager, in accordance with Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
A discretionary liquidity fee will commence if the Board (or the Manager, in accordance with Board-approved guidelines) determines to impose it (as early as the same day the Board or the Manager makes the determination) and will remain in place until the Board (or the Manager, in accordance with Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the
Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The
Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio.
Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of April 30, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2024, the Funds had no unfunded loan commitments.
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’
creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com.
As of April 30, 2024, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 69.16 % LargeCap Value Fund III 76.88%
Diversified International Fund 79.09 MidCap Fund 2.07
Equity Income Fund 32.91 MidCap Growth Fund III 57.13
Finisterre Emerging Markets Total Return Bond Fund 45.21 MidCap S&P 400 Index Fund 48.41
Global Real Estate Securities Fund 0.68 MidCap Value Fund I 27.62
Government & High Quality Bond Fund 33.54 Overseas Fund 72.09
Government Money Market Fund 84.02 Principal Capital Appreciation Fund 34.20
High Income Fund 31.09 Real Estate Securities Fund 10.68
High Yield Fund 15.93 Short-Term Income Fund 41.36
Inflation Protection Fund 43.01 SmallCap Growth Fund I 13.62
LargeCap Growth Fund I 22.89 SmallCap S&P 600 Index Fund 35.16
LargeCap S&P 500 Index Fund
52.44
SmallCap Value Fund II 24.73
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2024 Liability Derivatives April 30, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 4,419
*
Diversified Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,694
*
Payables, Total distributable earnings (accumulated loss)
$ 248
Foreign Exchange Contracts Receivables
$ 652
Payables
$ 54
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 870
*
Payables, Total distributable earnings (accumulated loss)
$ 922
*
Total
$ 3,216
*
$ 1,224
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6
*
Payables, Total distributable earnings (accumulated loss)
$ 1,051
*
Foreign Exchange Contracts Receivables
$ 911
Payables
$ 329
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,282
Payables, Total distributable earnings (accumulated loss)
$ 631
*
Total
$ 2,199
*
$ 2,011
*
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,047
*
Payables, Total distributable earnings (accumulated loss)
$ 1,358
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 16
*
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign Exchange Contracts Receivables
$ 286
Payables
$ 83
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 79
*
Payables, Total distributable earnings (accumulated loss)
$ 270
*
Total
$ 381
*
$ 353
*
High Yield Fund
Foreign Exchange Contracts Receivables
$ 1
Payables
$ 10
Inflation Protection Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 40
*
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign Exchange Contracts Receivables
$ 986
Payables
$ 555
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,114
*
Payables, Total distributable earnings (accumulated loss)
$ 681
*
Total
$ 3,140
*
$ 1,236
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 87
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Asset Derivatives April 30, 2024 Liability Derivatives April 30, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,776
*
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 633
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 171
*
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,687
*
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 281
*
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 16
*
Payables, Total distributable earnings (accumulated loss)
$ —
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 4,364
*
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 865
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 118
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ (606) $ (227)
Interest Rate Contracts
Futures contracts
$ 1,175 $ (2,203)
Total $ 569 $ (2,430)
Diversified Income Fund
Credit Contracts
Investment transactions/Investments*
$ 4 $ (4)
Options and swaptions
$ — $ 2
Swap agreements
$ (50) $ 28
Foreign Exchange Contracts
Foreign currency contracts
$ (1,374) $ 502
Interest Rate Contracts
Futures contracts
$ (141) $ (618)
Swap agreements
$ (14) $ 494
Total $ (1,575) $ 404
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ (2,889) $ (288)
Foreign Exchange Contracts
Foreign currency contracts
$ (2,670) $ 483
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Finisterre Emerging Markets Total Return Bond Fund (continued)
Interest Rate Contracts
Futures contracts
$ 2,057 $ 298
Swap agreements
$ 2,041 $ 1,296
Total $ (1,461) $ 1,789
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ 311 $ 2,834
High Income Fund
Credit Contracts
Swap agreements
$ — $ 16
Foreign Exchange Contracts
Foreign currency contracts
$ (43) $ 131
Interest Rate Contracts
Futures contracts
$ (212) $ (191)
Total $ (255) $ (44)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts
$ 56 $ (85)
Inflation Protection Fund
Credit Contracts
Swap agreements
$ 8 $ 40
Foreign Exchange Contracts
Investment transactions/Investments*
$ (102) $ 11
Foreign currency contracts
$ 155 $ 232
Options and swaptions
$ 25 $ —
Interest Rate Contracts
Investment transactions/Investments*
$ (2,151) $ 504
Futures contracts
$ 606 $ 32
Options and swaptions
$ 1,467 $ (93)
Swap agreements
$ (880) $ 491
Total $ (872) $ 1,217
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ 6,499 $ 1,558
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ 23,388 $ 5,845
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ 2,101 $ 55
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ 938 $ (93)
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ 4,736 $ 75
MidCap Value Fund I
Equity Contracts
Futures contracts
$ 1,730 $ 131
Overseas Fund
Equity Contracts
Futures contracts
$ 1,670 $ 404
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ 61 $ 332
SmallCap Fund
Equity Contracts
Futures contracts
$ 651 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended April
30, 2024 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ 909 $ —
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ 3,480 $ (150)
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ 1,193 $ 639
*Investment transactions includes purchased options and/or purchased swaptions .
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 19,717
Interest Rate Contracts Futures - Long 126,829
Futures - Short 1,581
Diversified Income Fund
Credit Contracts Credit Default Swaps - Buy Protection 9,146
Credit Default Swaps - Sell Protection 9,260
Exchange Cleared Credit Default Swaps - Buy Protection 8,800
Purchased Credit Default Swaptions 1,080
Written Credit Default Swaptions 3,880
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 3.754
Foreign Currency Contracts - Contracts to Deliver 33,892
Interest Rate Contracts Futures - Long 43,659
Futures - Short 12,122
Total Return Swaps – Receive Positive Return 9,547
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 61,450
Exchange Cleared Credit Default Swaps - Buy Protection 65,847
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 28,510
Foreign Currency Contracts - Contracts to Deliver 119,583
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 104,594
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 60,100
Futures - Long 60,828
Total Return Swaps – Receive Positive Return 23,398
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 45,661
Futures - Short 28,473
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 15,000
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 2,904
Foreign Currency Contracts - Contracts to Deliver 10,398
Interest Rate Contracts Futures – Long 14,767
Futures – Short 18,444
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 12,248
Inflation Protection Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 12,744
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 15,053
Foreign Currency Contracts - Contracts to Deliver 25,407
Purchased Options 31,036
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 38,627
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 103,973
Futures - Long 94,606
Futures - Short 76,616
Purchased Interest Rate Swaptions 260,080
Purchased Options 3,465
Written Interest Rate Swaptions 358,362
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
Contract Type Derivative Type Average Notional
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Written Options 3,471
LargeCap Growth Fund I
Equity Contracts Futures - Long 34,919
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 128,814
LargeCap Value Fund III
Equity Contracts Futures - Long 16,623
MidCap Growth Fund III
Equity Contracts Futures - Long 7,432
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 34,593
MidCap Value Fund I
Equity Contracts Futures - Long 17,586
Overseas Fund
Equity Contracts Futures - Long 12,790
Short-Term Income Fund
Interest Rate Contracts Futures - Long 254,956
SmallCap Growth Fund I
Equity Contracts Futures - Long 4,622
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 25,842
SmallCap Value Fund II
Equity Contracts Futures - Long 8,981
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 52 $ — $ — $ 52
Municipal Bonds* — 625,259 — 625,259
Total investments in securities $ 52 $ 625,259 $ — $ 625,311
Core Fixed Income Fund
Bonds* — 5,526,000 — 5,526,000
Common Stocks
Industrial — — 22,247 22,247
Investment Companies* 45,046 — — 45,046
U.S. Government & Government Agency Obligations* — 4,730,833 — 4,730,833
Total investments in securities $ 45,046 $ 10,256,833 $ 22,247 $ 10,324,126
Core Plus Bond Fund
Bonds* — 378,656 9 378,665
Common Stocks
Consumer, Cyclical — — 2 2
Energy — — 29 29
Financial — 1 — 1
Investment Companies* 21,345 — — 21,345
Preferred Stocks
Government — 3,451 — 3,451
Senior Floating Rate Interests* — 8,494 — 8,494
U.S. Government & Government Agency Obligations* — 160,087 — 160,087
Total investments in securities $ 21,345 $ 550,689 $ 40 $ 572,074
Derivative Liabilities
Interest Rate Contracts
Futures** (4,419) — — (4,419)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund
Bonds* $ — $ 1,711,598 $ 79,578 $ 1,791,176
Common Stocks
Basic Materials — 1,472 46,660 48,132
Consumer, Cyclical — 10,754 — 10,754
Industrial — 5,581 6 5,587
Technology 83 301 — 384
Investment Companies* 266,428 — — 266,428
Preferred Stocks
Consumer, Non-cyclical — 965 — 965
Financial 16,017 — — 16,017
Government — 690 — 690
Utilities 8,910 — — 8,910
Repurchase Agreements — 45,053 — 45,053
Senior Floating Rate Interests* — 303,533 4,511 308,044
U.S. Government & Government Agency Obligations* — 227,592 — 227,592
Purchased Credit Default Swaptions — 4 — 4
Total investments in securities $ 291,438 $ 2,307,543 $ 130,755 $ 2,729,736
Short Sales
U.S. Government & Government Agency Obligations* — (4,954) — (4,954)
Total Short Sales $ — $ (4,954) $ — $ (4,954)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,688 — 1,688
Exchange Cleared Credit Default Swaps** — 2 — 2
Foreign Exchange Contracts
Foreign Currency Contracts — 652 — 652
Interest Rate Contracts
Futures** 357 — — 357
Total Return Swaps — 513 — 513
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (247) — (247)
Written Credit Default Swaptions — (1) — (1)
Foreign Exchange Contracts
Foreign Currency Contracts — (54) — (54)
Interest Rate Contracts
Futures** (903) — — (903)
Total Return Swaps — (1 9 ) — (1 9 )
Diversified International Fund
Common Stocks
Basic Materials — 56,043 — 56,043
Communications 45,612 282,401 — 328,013
Consumer, Cyclical 211,026 667,705 — 878,731
Consumer, Non-cyclical 65,319 765,754 — 831,073
Energy 301,562 87,387 — 388,949
Financial 267,764 1,071,797 — 1,339,561
Industrial 100,983 644,318 — 745,301
Technology — 643,019 — 643,019
Utilities — 46,156 — 46,156
Investment Companies* 38,553 — — 38,553
Total investments in securities $ 1,030,819 $ 4,264,580 $ — $ 5,295,399
Equity Income Fund
Common Stocks* 8,300,239 — — 8,300,239
Investment Companies* 185,292 — — 185,292
Total investments in securities $ 8,485,531 $ — $ — $ 8,485,531
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 498,467 2,406 500,873
Investment Companies* 60,740 — — 60,740
Total investments in securities $ 60,740 $ 498,467 $ 2,406 $ 561,613
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund (continued)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ 6 $ — $ 6
Foreign Exchange Contracts
Foreign Currency Contracts — 911 — 911
Interest Rate Contracts
Total Return Swaps — 1,282 — 1,282
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (864) — (864)
Exchange Cleared Credit Default Swaps** — (187) — (187)
Foreign Exchange Contracts
Foreign Currency Contracts — (329) — (329)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (576) — (576)
Total Return Swaps — (5 5 ) — (5 5 )
Global Emerging Markets Fund
Common Stocks
Basic Materials 4,565 3,745 — 8,310
Communications 5,336 27,608 — 32,944
Consumer, Cyclical 4,363 19,707 — 24,070
Consumer, Non-cyclical 3,737 20,725 — 24,462
Energy 1,250 7,317 — 8,567
Financial 7,286 41,248 — 48,534
Industrial 5,149 19,574 — 24,723
Technology 2,203 50,847 — 53,050
Utilities 802 5,871 — 6,673
Investment Companies* 5,144 — — 5,144
Preferred Stocks
Consumer, Cyclical — 1,318 — 1,318
Energy 3,419 — — 3,419
Financial — 35 — 35
Total investments in securities $ 43,254 $ 197,995 $ — $ 241,249
Global Real Estate Securities Fund
Common Stocks
Communications — 12,505 — 12,505
Consumer, Cyclical 7,954 — — 7,954
Financial 1,102,080 588,706 — 1,690,786
Industrial — 11,166 — 11,166
Investment Companies* 19,483 — — 19,483
Total investments in securities $ 1,129,517 $ 612,377 $ — $ 1,741,894
Government & High Quality Bond Fund
Bonds* — 129,410 — 129,410
Investment Companies* 11,730 — — 11,730
U.S. Government & Government Agency Obligations* — 597,135 — 597,135
Total investments in securities $ 11,730 $ 726,545 $ — $ 738,275
Derivative Assets
Interest Rate Contracts
Futures** 1,047 — — 1,047
Derivative Liabilities
Interest Rate Contracts
Futures** (1,358) — — (1,358)
Government Money Market Fund
Bonds* — 1,610,862 — 1,610,862
Investment Companies* 197,350 — — 197,350
Repurchase Agreements — 1,055,000 — 1,055,000
U.S. Government & Government Agency Obligations* — 149,650 — 149,650
Total investments in securities $ 197,350 $ 2,815,512 $ — $ 3,012,862
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Bonds* $ — $ 3,106,432 $ 12,066 $ 3,118,498
Common Stocks
Basic Materials — 1,172 1,348 2,520
Communications — — — —
Consumer, Cyclical — 2,563 — 2,563
Energy — — — —
Industrial — 5,143 5 5,148
Technology 68 — — 68
Utilities — — — —
Investment Companies* 228,862 — — 228,862
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 260,527 3,592 264,119
U.S. Government & Government Agency Obligations* — 15,014 — 15,014
Total investments in securities $ 228,930 $ 3,390,851 $ 17,011 $ 3,636,792
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 16 — 16
Foreign Exchange Contracts
Foreign Currency Contracts — 286 — 286
Interest Rate Contracts
Futures** 79 — — 79
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (83) — (83)
Interest Rate Contracts
Futures** (270) — — (270)
High Yield Fund
Bonds* — 2,255,045 95 2,255,140
Common Stocks
Consumer, Cyclical — — 41 41
Energy — — 1,087 1,087
Financial — 19 — 19
Convertible Bonds* — — — —
Investment Companies* 89,792 — — 89,792
Senior Floating Rate Interests* — 177,195 — 177,195
U.S. Government & Government Agency Obligations* — 29,764 — 29,764
Total investments in securities $ 89,792 $ 2,462,023 $ 1,223 $ 2,553,038
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1 — 1
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (10) — (10)
Inflation Protection Fund
Bonds* — 46,809 — 46,809
Investment Companies* 24,535 — — 24,535
U.S. Government & Government Agency Obligations* — 1,836,757 — 1,836,757
Purchased Options — 195 — 195
Purchased Interest Rate Swaptions — 780 — 780
Total investments in securities $ 24,535 $ 1,884,541 $ — $ 1,909,076
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 40 — 40
Foreign Exchange Contracts
Foreign Currency Contracts — 791 — 791
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 804 — 804
Futures** 530 — — 530
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (555) $ — $ (555)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (34) — (34)
Futures** (197) — — (197)
Written Interest Rate Swaptions — (450) — (450)
International Fund I
Common Stocks
Basic Materials — 9,136 — 9,136
Communications 8,238 17,685 — 25,923
Consumer, Cyclical 2,943 42,005 — 44,948
Consumer, Non-cyclical — 38,402 — 38,402
Energy 1,650 14,238 — 15,888
Financial 12,659 65,654 — 78,313
Industrial 2,983 41,564 — 44,547
Technology 6,321 39,965 — 46,286
Utilities — 2,167 — 2,167
Investment Companies* 1,185 — — 1,185
Preferred Stocks* 2,761 — — 2,761
Total investments in securities $ 38,740 $ 270,816 $ — $ 309,556
LargeCap Growth Fund I
Common Stocks
Basic Materials 5,363 — — 5,363
Communications 1,941,257 — — 1,941,257
Consumer, Cyclical 552,308 — — 552,308
Consumer, Non-cyclical 1,941,010 — — 1,941,010
Energy 37,405 — — 37,405
Financial 691,347 — — 691,347
Industrial 542,079 — — 542,079
Technology 3,779,297 — 3,018 3,782,315
Utilities 564 — — 564
Convertible Preferred Stocks
Basic Materials — — 2,102 2,102
Consumer, Cyclical — — 3,009 3,009
Technology — — 3,794 3,794
Investment Companies* 178,637 — — 178,637
Total investments in securities $ 9,669,267 $ — $ 11,923 $ 9,681,190
Derivative Liabilities
Equity Contracts
Futures** (87) — — (87)
LargeCap S&P 500 Index Fund
Common Stocks* 7,169,476 — — 7,169,476
Investment Companies* 91,902 — — 91,902
Total investments in securities $ 7,261,378 $ — $ — $ 7,261,378
Derivative Liabilities
Equity Contracts
Futures** (1,776) — — (1,776)
LargeCap Value Fund III
Common Stocks
Basic Materials 104,172 — — 104,172
Communications 128,684 — — 128,684
Consumer, Cyclical 294,353 — — 294,353
Consumer, Non-cyclical 682,965 — — 682,965
Energy 331,217 — — 331,217
Financial 701,065 — — 701,065
Industrial 418,638 — — 418,638
Technology 444,373 — — 444,373
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III (continued)
Common Stocks (continued)
Utilities $ 163,762 $ — $ — $ 163,762
Investment Companies* 88,858 — — 88,858
Total investments in securities $ 3,358,087 $ — $ — $ 3,358,087
Derivative Liabilities
Equity Contracts
Futures** (633) — — (633)
MidCap Fund
Common Stocks
Basic Materials 141,207 3 — 141,210
Communications 652,748 — — 652,748
Consumer, Cyclical 6,245,178 — — 6,245,178
Consumer, Non-cyclical 2,338,567 — — 2,338,567
Financial 5,793,229 — — 5,793,229
Industrial 4,056,858 — — 4,056,858
Technology 3,074,242 9,019 — 3,083,261
Utilities 716,381 — — 716,381
Investment Companies* 13,006 — — 13,006
Total investments in securities $ 23,031,416 $ 9,022 $ — $ 23,040,438
MidCap Growth Fund
Common Stocks* 208,681 — — 208,681
Investment Companies* 6,579 — — 6,579
Total investments in securities $ 215,260 $ — $ — $ 215,260
MidCap Growth Fund III
Common Stocks* 1,225,001 — — 1,225,001
Investment Companies* 35,052 — — 35,052
Total investments in securities $ 1,260,053 $ — $ — $ 1,260,053
Derivative Liabilities
Equity Contracts
Futures** (171) — — (171)
MidCap S&P 400 Index Fund
Common Stocks* 1,411,734 — — 1,411,734
Investment Companies* 35,069 — — 35,069
Total investments in securities $ 1,446,803 $ — $ — $ 1,446,803
Derivative Liabilities
Equity Contracts
Futures** (1,687) — — (1,687)
MidCap Value Fund I
Common Stocks
Basic Materials 184,576 — — 184,576
Communications 107,065 — — 107,065
Consumer, Cyclical 538,863 — — 538,863
Consumer, Non-cyclical 616,995 — — 616,995
Energy 225,125 — — 225,125
Financial 879,943 — — 879,943
Industrial 794,731 — — 794,731
Technology 293,362 — — 293,362
Utilities 129,593 — — 129,593
Investment Companies* 118,102 — — 118,102
Total investments in securities $ 3,888,355 $ — $ — $ 3,888,355
Derivative Liabilities
Equity Contracts
Futures** (281) — — (281)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Money Market Fund
Bonds* $ — $ 66,559 $ — $ 66,559
Commercial Paper — 749,623 — 749,623
Investment Companies* 37,460 — — 37,460
Municipal Bonds* — 26,720 — 26,720
Repurchase Agreements — 140,000 — 140,000
Total investments in securities $ 37,460 $ 982,902 $ — $ 1,020,362
Overseas Fund
Common Stocks
Basic Materials — 165,280 — 165,280
Communications — 48,014 — 48,014
Consumer, Cyclical 10,643 180,422 — 191,065
Consumer, Non-cyclical 946 489,530 — 490,476
Diversified — 290 — 290
Energy 38,921 137,927 — 176,848
Financial 5,474 426,839 — 432,313
Industrial 16,431 423,631 — 440,062
Technology — 127,237 — 127,237
Utilities — 120,425 — 120,425
Investment Companies* 100,908 — — 100,908
Preferred Stocks
Consumer, Cyclical — 22,692 — 22,692
Consumer, Non-cyclical — 26,410 — 26,410
Total investments in securities $ 173,323 $ 2,168,697 $ — $ 2,342,020
Derivative Assets
Equity Contracts
Futures** 16 — — 16
Principal Capital Appreciation Fund
Common Stocks* 4,146,227 — — 4,146,227
Investment Companies* 45,169 — — 45,169
Total investments in securities $ 4,191,396 $ — $ — $ 4,191,396
Principal LifeTime 2015 Fund
Investment Companies* 241,784 — — 241,784
Total investments in securities $ 241,784 $ — $ — $ 241,784
Principal LifeTime 2020 Fund
Investment Companies* 2,379,041 — — 2,379,041
Total investments in securities $ 2,379,041 $ — $ — $ 2,379,041
Principal LifeTime 2025 Fund
Investment Companies* 1,560,889 — — 1,560,889
Total investments in securities $ 1,560,889 $ — $ — $ 1,560,889
Principal LifeTime 2030 Fund
Investment Companies* 5,323,835 — — 5,323,835
Total investments in securities $ 5,323,835 $ — $ — $ 5,323,835
Principal LifeTime 2035 Fund
Investment Companies* 1,865,516 — — 1,865,516
Total investments in securities $ 1,865,516 $ — $ — $ 1,865,516
Principal LifeTime 2040 Fund
Investment Companies* 4,475,155 — — 4,475,155
Total investments in securities $ 4,475,155 $ — $ — $ 4,475,155
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2045 Fund
Investment Companies* $ 1,566,261 $ — $ — $ 1,566,261
Total investments in securities $ 1,566,261 $ — $ — $ 1,566,261
Principal LifeTime 2050 Fund
Investment Companies* 3,090,920 — — 3,090,920
Total investments in securities $ 3,090,920 $ — $ — $ 3,090,920
Principal LifeTime 2055 Fund
Investment Companies* 1,018,164 — — 1,018,164
Total investments in securities $ 1,018,164 $ — $ — $ 1,018,164
Principal LifeTime 2060 Fund
Investment Companies* 961,790 — — 961,790
Total investments in securities $ 961,790 $ — $ — $ 961,790
Principal LifeTime 2065 Fund
Investment Companies* 186,076 — — 186,076
Total investments in securities $ 186,076 $ — $ — $ 186,076
Principal LifeTime 2070 Fund
Investment Companies* 23,282 — — 23,282
Total investments in securities $ 23,282 $ — $ — $ 23,282
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 269,129 — — 269,129
Total investments in securities $ 269,129 $ — $ — $ 269,129
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 508,724 — — 508,724
Total investments in securities $ 508,724 $ — $ — $ 508,724
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 769,091 — — 769,091
Total investments in securities $ 769,091 $ — $ — $ 769,091
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 826,221 — — 826,221
Total investments in securities $ 826,221 $ — $ — $ 826,221
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 620,812 — — 620,812
Total investments in securities $ 620,812 $ — $ — $ 620,812
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 665,908 — — 665,908
Total investments in securities $ 665,908 $ — $ — $ 665,908
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 414,614 — — 414,614
Total investments in securities $ 414,614 $ — $ — $ 414,614
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 370,844 — — 370,844
Total investments in securities $ 370,844 $ — $ — $ 370,844
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2055 Fund
Investment Companies* $ 223,513 $ — $ — $ 223,513
Total investments in securities $ 223,513 $ — $ — $ 223,513
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 114,054 — — 114,054
Total investments in securities $ 114,054 $ — $ — $ 114,054
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 33,358 — — 33,358
Total investments in securities $ 33,358 $ — $ — $ 33,358
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 2,517 — — 2,517
Total investments in securities $ 2,517 $ — $ — $ 2,517
Principal LifeTime Hybrid Income Fund
Investment Companies* 127,801 — — 127,801
Total investments in securities $ 127,801 $ — $ — $ 127,801
Principal LifeTime Strategic Income Fund
Investment Companies* 784,290 — — 784,290
Total investments in securities $ 784,290 $ — $ — $ 784,290
Real Estate Securities Fund
Common Stocks* 5,438,447 — — 5,438,447
Investment Companies* 55,109 — — 55,109
Total investments in securities $ 5,493,556 $ — $ — $ 5,493,556
SAM Balanced Portfolio
Investment Companies* 4,389,906 — — 4,389,906
Total investments in securities $ 4,389,906 $ — $ — $ 4,389,906
SAM Conservative Balanced Portfolio
Investment Companies* 1,750,875 — — 1,750,875
Total investments in securities $ 1,750,875 $ — $ — $ 1,750,875
SAM Conservative Growth Portfolio
Investment Companies* 3,039,574 — — 3,039,574
Total investments in securities $ 3,039,574 $ — $ — $ 3,039,574
SAM Flexible Income Portfolio
Investment Companies* 2,323,176 — — 2,323,176
Total investments in securities $ 2,323,176 $ — $ — $ 2,323,176
SAM Strategic Growth Portfolio
Investment Companies* 2,140,829 — — 2,140,829
Total investments in securities $ 2,140,829 $ — $ — $ 2,140,829
Short-Term Income Fund
Bonds* — 2,708,203 — 2,708,203
Investment Companies* 144,748 — — 144,748
U.S. Government & Government Agency Obligations* — 136,958 — 136,958
Total investments in securities $ 144,748 $ 2,845,161 $ — $ 2,989,909
Derivative Liabilities
Interest Rate Contracts
Futures** (4,364) — — (4,364)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Fund
Common Stocks* $ 1,497,513 $ — $ — $ 1,497,513
Investment Companies* 17,271 — — 17,271
Total investments in securities $ 1,514,784 $ — $ — $ 1,514,784
SmallCap Growth Fund I
Common Stocks
Basic Materials 64,041 — — 64,041
Communications 77,209 — — 77,209
Consumer, Cyclical 256,769 — — 256,769
Consumer, Non-cyclical 656,552 — 2 656,554
Energy 105,094 — — 105,094
Financial 171,674 — — 171,674
Industrial 457,879 — — 457,879
Technology 499,207 — — 499,207
Utilities 1,923 — — 1,923
Investment Companies* 101,960 — — 101,960
Total investments in securities $ 2,392,308 $ — $ 2 $ 2,392,310
Derivative Assets
Equity Contracts
Futures** 1 — — 1
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 48,465 — — 48,465
Communications 41,325 — — 41,325
Consumer, Cyclical 191,210 — — 191,210
Consumer, Non-cyclical 186,604 — — 186,604
Energy 71,842 — — 71,842
Financial 284,022 — — 284,022
Industrial 193,880 — — 193,880
Technology 86,720 — — 86,720
Utilities 24,473 — — 24,473
Investment Companies* 32,127 — — 32,127
Total investments in securities $ 1,160,668 $ — $ — $ 1,160,668
Derivative Liabilities
Equity Contracts
Futures** (865) — — (865)
SmallCap Value Fund II
Common Stocks
Basic Materials 72,075 — — 72,075
Communications 13,590 — — 13,590
Consumer, Cyclical 224,604 — — 224,604
Consumer, Non-cyclical 145,498 — 5 145,503
Energy 124,882 — — 124,882
Financial 428,174 — — 428,174
Government 77 — — 77
Industrial 249,950 — — 249,950
Technology 81,525 — — 81,525
Utilities 36,015 — — 36,015
Investment Companies* 54,417 — — 54,417
Total investments in securities $ 1,430,807 $ — $ 5 $ 1,430,812
Derivative Liabilities
Equity Contracts
Futures** (118) — — (118)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Tax-Exempt Bond Fund
Investment Companies* $ 473 $ — $ — $ 473
Municipal Bonds* — 570,864 — 570,864
Total investments in securities $ 473 $ 570,864 $ — $ 571,337
Fund Asset Type
Fair Value as of
April 30, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 79,578 Yield Analysis Yield to Maturity 12.6% – 16.2% (14.8)% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 44,968 Enterprise Valuation Model EBITDA Multiples 4.6 – 8.3x (6.0x) Increase
Discounted Cash Flow Discount Rate 14.5% – 17.4% (15.6)% Decrease
1,692 Liquidation Analysis Discount Rate 56.9% Decrease
6 Market Quotations Broker Quote $ 0.10 Increase
Senior Floating Rate Interests 4,511 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 130,755
Fund
Value as
of October
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
April 30,
2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
April 30, 2024
Diversified Income Fund
Bonds $ 80,444 $ — $ 138 $ 1,788 $ (2,792) $ — $ — $ 79,578 $ (163)
Common Stock 41,860 — 4,806 — — — — 46,666 4,805
Senior Floating Rate Interests 4,510 — 1 — — — — 4,511 1
Total
$ 126,814 $ — $ 4,945 1,788 $ (2,792) $ — $ — $ 130,755 $ 4,643
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .82 .80 .78 .77
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund (Effective January 1, 2024)
.42% .40% .38% .37% .36% .35%
Core Plus Bond Fund (Prior to January 1, 2024)
.49 .47 .45 .44 .42 .39
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Fund I
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2024)
.90 .88 .86 .85 .84 .83
Overseas Fund (Prior to January 1, 2024)
.93 .91 .89 .88 .87 .86
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund (Prior to January 1, 2024)
.39% .38% .37% .36% .34%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund (Effective January 1, 2024)
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2024)
.11% .09% .05%
LargeCap S&P 500 Index Fund (Prior to January 1, 2024)
.15 .13 .10
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund
.38% .36% .33%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
Period from November 1, 2023 through April 30, 2024
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2025
Core Fixed Income Fund N/A N/A .43* February 28, 2025
Core Plus Bond Fund .80%** N/A .48** February 28, 2025
Diversified Income Fund N/A N/A .68 February 28, 2025
Diversified International Fund N/A N/A .85 February 28, 2025
Equity Income Fund N/A N/A .52 February 28, 2025
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2025
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2025
Global Real Estate Securities Fund N/A N/A .94 February 28, 2025
Government & High Quality Bond Fund N/A N/A .53 February 28, 2025
Government Money Market Fund N/A N/A .20 February 28, 2025
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

* Prior to March 1, 2024, the contractual expense limit was .46%.
** Prior to March 1, 2024, the contractual expense limits were .84% and .56% for Class A and Institutional shares, respectively.
^ Prior to March 1, 2024, there was no contractual limit.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2023 through April 30, 2024
Class A Class J Institutional Expiration
High Yield Fund N/A N/A .61 February 28, 2025
International Fund I N/A N/A .79 February 28, 2025
LargeCap S&P 500 Index Fund
N/A
N/A
N/A
February 28, 2025
MidCap Growth Fund
N/A
N/A
.75
February 28, 2025
MidCap Value Fund I
N/A
N/A
.69
February 28, 2025
Money Market Fund
.50
N/A
N/A
February 28, 2025
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2025
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2025
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2055 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2025
Principal LifeTime Strategic Income Fund .38 N/A 0.00^ February 28, 2025
Real Estate Securities Fund N/A N/A .86 February 28, 2025
SmallCap Fund
N/A
N/A
.85
February 28, 2025
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2025
SmallCap Value Fund II N/A N/A
.96
February 28, 2025
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2025
Period from November 1, 2023 through April 30, 2024
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2025
Principal LifeTime 2070 Fund .93 .62 .43 .31
February 28, 2025
Period from November 1, 2023 through April 30, 2024
R-6 Expiration
Diversified Income Fund .02%
February 28, 2025
Global Emerging Markets Fund .04
February 28, 2025
Government Money Market Fund .00 February 28, 2025
International Fund I .04
February 28, 2025
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2025
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2025. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .13% for Class
J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2025.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00%
of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on
Period from November 1, 2023 through April 30, 2024
R-6 Expiration
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2025
Principal LifeTime Hybrid Income Fund .02
February 28, 2025
SmallCap Fund .02
February 28, 2025
SmallCap Growth Fund I .01
February 28, 2025
Expiration
High Income Fund .015%
February 28, 2025
LargeCap Growth Fund I .016
February 28, 2025
LargeCap Value Fund III .065
February 28, 2025
MidCap Growth Fund III .020
February 28, 2025
MidCap Value Fund I .020 February 28, 2025
Overseas Fund .020 February 28, 2025
SmallCap Growth Fund I .020 February 28, 2025
SmallCap Value Fund II .020 February 28, 2025
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund,
Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified
Income Fund, High Yield Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM
Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2024, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At April 30, 2024, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, PFSI
(an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager),
Class A Class C Class J
California Municipal Fund $ 6 $ — $ N/A
Core Fixed Income Fund 20 N/A 1
Core Plus Bond Fund 8 N/A 2
Diversified Income Fund 30 1 N/A
Diversified International Fund 32 N/A 5
Equity Income Fund 73 — —
Global Emerging Markets Fund 17 N/A 1
Global Real Estate Securities Fund 4 N/A N/A
Government & High Quality Bond Fund 7 N/A 1
High Yield Fund 17 1 N/A
Inflation Protection Fund N/A N/A 2
LargeCap Growth Fund I 52 N/A 6
LargeCap S&P 500 Index Fund 109 N/A 25
LargeCap Value Fund III N/A N/A 2
MidCap Fund 120 1 2
MidCap Growth Fund N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 4
MidCap Value Fund I 23 N/A 1
Money Market Fund 3 N/A 107
Principal Capital Appreciation Fund 77 N/A N/A
Principal LifeTime 2020 Fund 16 N/A 4
Principal LifeTime 2030 Fund 73 N/A 8
Principal LifeTime 2040 Fund 112 N/A 8
Principal LifeTime 2050 Fund 167 N/A 3
Principal LifeTime Hybrid 2015 Fund N/A N/A 19
Principal LifeTime Hybrid 2020 Fund N/A N/A 59
Principal LifeTime Hybrid 2025 Fund N/A N/A 149
Principal LifeTime Hybrid 2030 Fund N/A N/A 143
Principal LifeTime Hybrid 2035 Fund N/A N/A 63
Principal LifeTime Hybrid 2040 Fund N/A N/A 76
Principal LifeTime Hybrid 2045 Fund N/A N/A 51
Principal LifeTime Hybrid 2050 Fund N/A N/A 36
Principal LifeTime Hybrid 2055 Fund N/A N/A 26
Principal LifeTime Hybrid 2060 Fund N/A N/A 13
Principal LifeTime Hybrid 2065 Fund N/A N/A 5
Principal LifeTime Hybrid Income Fund N/A N/A 12
Principal LifeTime Strategic Income Fund 4 N/A 9
Real Estate Securities Fund 20 — 2
SAM Balanced Portfolio 279 5 170
SAM Conservative Balanced Portfolio 97 2 114
SAM Conservative Growth Portfolio 251 4 79
SAM Flexible Income Portfolio 62 3 80
SAM Strategic Growth Portfolio 256 5 55
Short-Term Income Fund 71 1 1
SmallCap Fund 43 N/A 1
SmallCap Growth Fund I N/A N/A 1
SmallCap S&P 600 Index Fund N/A N/A 5
Tax-Exempt Bond Fund 3 — N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts
in thousands):
Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $3,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the period ended April 30, 2024 .
Other Transactions. During the period ended April 30, 2024 , Diversified Income Fund and Finisterre Emerging Markets Total Return Bond
Fund received a one-time reimbursement of $243,000 and $88,000, respectively, from an affiliate, which is included in realized gain (loss) from investment transactions on the statements of operations.
Class J Institutional R-1 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 120 – – – – 187,063
Core Plus Bond Fund – 203 – – – – N/A
Diversified Income Fund N/A 42 N/A N/A N/A N/A 530
Diversified International Fund – 384 – – – – 797
Equity Income Fund – 47,900 – – – – N/A
Finisterre Emerging Markets Total Return Bond Fund N/A 52 N/A N/A N/A N/A N/A
Global Emerging Markets Fund – 121 – – – – –
Global Real Estate Securities Fund N/A 738 N/A – – – 7,054
Government & High Quality Bond Fund – 39 – – – – N/A
Government Money Market Fund N/A 11 N/A N/A N/A N/A 59,461
High Income Fund N/A 293,152 N/A N/A N/A N/A N/A
High Yield Fund N/A 674 N/A N/A N/A N/A 15,351
Inflation Protection Fund – 132,020 – – – – N/A
International Fund I N/A – – – – – 11,106
LargeCap Growth Fund I – – – – – – 254,561
LargeCap S&P 500 Index Fund – 1,212 – – – – N/A
LargeCap Value Fund III – 23,619 – – – – N/A
MidCap Fund – 570 – – – – 10
MidCap Growth Fund – 141 – – – – N/A
MidCap Growth Fund III – 40,482 – – – – N/A
MidCap Value Fund I – – – – – – 73,343
Overseas Fund N/A 39,816 N/A 2 – N/A N/A
Principal Capital Appreciation Fund N/A 8,332 – – – – N/A
Principal LifeTime 2015 Fund N/A 21,032 – – – – N/A
Principal LifeTime 2020 Fund – 103,539 – – – – N/A
Principal LifeTime 2025 Fund N/A 107,381 – – – – N/A
Principal LifeTime 2030 Fund – 238,992 – – – – N/A
Principal LifeTime 2035 Fund N/A 113,679 – – – – N/A
Principal LifeTime 2040 Fund – 177,927 – – – – N/A
Principal LifeTime 2045 Fund N/A 82,421 – – – – N/A
Principal LifeTime 2050 Fund – 125,839 – – – – N/A
Principal LifeTime 2055 Fund N/A 48,020 – – – – N/A
Principal LifeTime 2060 Fund – 45,266 – – – – N/A
Principal LifeTime 2065 Fund N/A 10,927 – – – – N/A
Principal LifeTime 2070 Fund 1 1,687 1 1 1 1 N/A
Principal LifeTime Hybrid 2030 Fund – 78 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2040 Fund – 60 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2050 Fund – 6 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2070 Fund 1 1 N/A N/A N/A N/A 1
Principal LifeTime Strategic Income Fund – 37,839 – – – – N/A
Real Estate Securities Fund – 237 – – – 309 14,678
SAM Balanced Portfolio – 35,153 – – – – N/A
SAM Conservative Balanced Portfolio – 12,612 – – – – N/A
SAM Conservative Growth Portfolio – 19,487 – – – – N/A
SAM Flexible Income Portfolio – 10,242 – – – – N/A
SAM Strategic Growth Portfolio – 13,068 – – – – N/A
Short-Term Income Fund – 22,905 – – – – N/A
SmallCap Fund – 193 – – – – 475
SmallCap Growth Fund I – – – – – – 66,815
SmallCap Value Fund II – 188 – – – – 47,896
Tax-Exempt Bond Fund N/A 40 N/A N/A N/A N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

6. Investment Transactions
For the period ended April 30, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 111,155 $ 85,206 $ — $ —
Core Fixed Income Fund 862,929 559,206 — —
Core Plus Bond Fund 255,584 254,948 — —
Diversified Income Fund 944,562 1,077,581 11,195 16,258
Diversified International Fund 1,280,189 1,268,414 — —
Equity Income Fund 483,513 1,241,740 — —
Finisterre Emerging Markets Total Return Bond Fund 484,006 392,090 — —
Global Emerging Markets Fund 32,618 33,459 — —
Global Real Estate Securities Fund 244,856 499,514 — —
Government & High Quality Bond Fund 366,207 332,030 — —
Government Money Market Fund — — — —
High Income Fund 1,290,614 1,125,831 — —
High Yield Fund 533,955 465,201 — —
Inflation Protection Fund 715,271 722,551 194,866 195,010
International Fund I 84,564 102,335 — —
LargeCap Growth Fund I 1,307,864 4,366,613 — —
LargeCap S&P 500 Index Fund 62,503 55,834 — —
LargeCap Value Fund III 818,085 544,924 — —
MidCap Fund 1,276,161 689,734 — —
MidCap Growth Fund 153,104 168,343 — —
MidCap Growth Fund III 286,900 333,233 — —
MidCap S&P 400 Index Fund 136,976 149,904 — —
MidCap Value Fund I 1,116,662 1,301,524 — —
Money Market Fund — — — —
Overseas Fund 598,316 679,677 — —
Principal Capital Appreciation Fund 894,795 953,484 — —
Principal LifeTime 2015 Fund 21,982 45,653 — —
Principal LifeTime 2020 Fund 166,734 316,554 — —
Principal LifeTime 2025 Fund 152,675 205,681 — —
Principal LifeTime 2030 Fund 628,013 721,980 — —
Principal LifeTime 2035 Fund 193,362 175,442 — —
Principal LifeTime 2040 Fund 373,842 353,164 — —
Principal LifeTime 2045 Fund 165,662 104,963 — —
Principal LifeTime 2050 Fund 265,796 245,548 — —
Principal LifeTime 2055 Fund 110,502 61,555 — —
Principal LifeTime 2060 Fund 114,772 79,993 — —
Principal LifeTime 2065 Fund 34,366 10,992 — —
Principal LifeTime 2070 Fund 15,623 3,078 — —
Principal LifeTime Hybrid 2015 Fund 56,181 18,386 — —
Principal LifeTime Hybrid 2020 Fund 62,900 38,906 — —
Principal LifeTime Hybrid 2025 Fund 122,011 50,629 — —
Principal LifeTime Hybrid 2030 Fund 195,381 80,024 — —
Principal LifeTime Hybrid 2035 Fund 112,713 35,773 — —
Principal LifeTime Hybrid 2040 Fund 112,560 27,542 — —
Principal LifeTime Hybrid 2045 Fund 60,811 24,389 — —
Principal LifeTime Hybrid 2050 Fund 54,593 17,631 — —
Principal LifeTime Hybrid 2055 Fund 40,014 9,573 — —
Principal LifeTime Hybrid 2060 Fund 24,448 5,256 — —
Principal LifeTime Hybrid 2065 Fund 8,431 2,205 — —
Principal LifeTime Hybrid 2070 Fund 2,106 420 — —
Principal LifeTime Hybrid Income Fund 25,202 8,568 — —
Principal LifeTime Strategic Income Fund 46,651 82,383 — —
Real Estate Securities Fund 1,191,715 1,181,571 — —
SAM Balanced Portfolio 370,048 494,726 — —
SAM Conservative Balanced Portfolio 150,248 174,588 — —
SAM Conservative Growth Portfolio 279,816 372,970 — —
SAM Flexible Income Portfolio 291,286 389,681 — —
SAM Strategic Growth Portfolio 179,981 234,137 — —
Short-Term Income Fund 595,183 529,720 — —
SmallCap Fund 472,072 219,646 — —
SmallCap Growth Fund I 691,182 762,843 — —

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

For the period ended April 30, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2024 and October 31,
2023 were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
SmallCap S&P 600 Index Fund $ 119,279 $ 183,511 $ — $ —
SmallCap Value Fund II 502,271 443,537 — —
Tax-Exempt Bond Fund 94,860 107,240 — —
Purchases Sales
Core Fixed Income Fund $ 269,988 $ 129,289
Core Plus Bond Fund 149,940 198,696
Diversified Income Fund 172,194 164,298
Government & High Quality Bond Fund 330,288 341,118
Inflation Protection Fund 785,635 448,893
Short-Term Income Fund 157,496 185,168
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
California Municipal Fund $ — $ 2 $ 9,186 $ 16,585 $ — $ — $ — $ —
Core Fixed Income Fund 180,493 325,014 — — — — — —
Core Plus Bond Fund 10,856 18,585 — — — — — —
Diversified Income Fund 94,223 174,426 — — — — — —
Diversified International Fund 128,703 47,311 — — — — — —
Equity Income Fund 89,445 210,060 — — 61,368 342,218 — —
Finisterre Emerging Markets Total Return Bond Fund 23,599 27,579 — — — — — —
Global Emerging Markets Fund 4,815 2,789 — — — — — —
Global Real Estate Securities Fund 52,899 24,691 — — — — — —
Government & High Quality Bond Fund 9,712 18,171 — — — — — —
Government Money Market Fund 75,933 153,834 — — — — — —
High Income Fund 121,765 230,586 — — — — — —
High Yield Fund 80,343 139,190 — — — — — —
Inflation Protection Fund 53,740 94,099 — — — — — —
International Fund I 9,044 8,890 — — — — — —
LargeCap Growth Fund I 10,798 — — — 683,034 970,970 — —
LargeCap S&P 500 Index Fund 92,261 77,780 — — 186,831 74,917 — —
LargeCap Value Fund III 52,926 45,101 — — 40,764 209,975 — —
MidCap Fund 13,269 — — — 526,243 566,463 — —
MidCap Growth Fund III — — — — 86,313 21,268 — —
MidCap S&P 400 Index Fund 19,157 16,794 — — 32,019 70,017 — —
MidCap Value Fund I 51,293 53,384 — — 121,858 199,791 — —
Money Market Fund 25,417 43,023 — — — — — —
Overseas Fund 103,094 48,156 — — 43,397 102,177 — —
Principal Capital Appreciation Fund 34,748 27,304 — — — — — —
Principal LifeTime 2015 Fund 7,497 7,146 — — 4,221 12,973 — —
Principal LifeTime 2020 Fund 68,686 65,991 — — 53,507 173,493 — —
Principal LifeTime 2025 Fund 41,243 39,475 — — 24,648 76,395 — —
Principal LifeTime 2030 Fund 130,948 108,528 — — 90,321 360,785 — —
Principal LifeTime 2035 Fund 39,245 26,546 — — 35,083 83,657 — —
Principal LifeTime 2040 Fund 86,200 57,674 — — 101,469 253,536 — —
Principal LifeTime 2045 Fund 26,235 15,892 — — 35,644 82,086 — —
Principal LifeTime 2050 Fund 49,782 30,894 — — 79,406 190,538 — —
Principal LifeTime 2055 Fund 15,719 9,021 — — 23,201 49,901 — —
Principal LifeTime 2060 Fund 15,164 8,705 — — 21,884 45,739 — —
Principal LifeTime 2065 Fund 2,595 1,221 — — 3,102 5,104 — —
Principal LifeTime 2070 Fund 184 — — — — — — —
Principal LifeTime Hybrid 2015 Fund 7,309 3,704 — — 1,010 5,048 — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
Principal LifeTime Hybrid 2020 Fund $ 14,611 $ 10,039 $ — $ — $ 2,277 $ 19,874 $ — $ —
Principal LifeTime Hybrid 2025 Fund 19,871 11,371 — — 4,784 23,346 — —
Principal LifeTime Hybrid 2030 Fund 19,970 9,385 — — 5,183 31,518 — —
Principal LifeTime Hybrid 2035 Fund 13,705 6,494 — — 4,737 25,925 — —
Principal LifeTime Hybrid 2040 Fund 12,795 6,127 — — 5,481 27,572 — —
Principal LifeTime Hybrid 2045 Fund 7,491 3,752 — — 3,940 19,714 — —
Principal LifeTime Hybrid 2050 Fund 6,008 3,183 — — 3,647 16,575 — —
Principal LifeTime Hybrid 2055 Fund 3,472 1,662 — — 1,945 8,236 — —
Principal LifeTime Hybrid 2060 Fund 1,729 761 — — 886 3,217 — —
Principal LifeTime Hybrid 2065 Fund 489 197 — — 223 740 — —
Principal LifeTime Hybrid 2070 Fund 20 — — — — — — —
Principal LifeTime Hybrid Income Fund 3,558 1,991 — — 467 2,590 — —
Principal LifeTime Strategic Income Fund 20,088 9,063 — — — 7,839 — —
Real Estate Securities Fund 70,326 133,125 — — — 53,259 — 20,905
SAM Balanced Portfolio 57,200 71,683 — — — 248,600 — —
SAM Conservative Balanced Portfolio 29,939 35,761 — — — 40,332 — —
SAM Conservative Growth Portfolio 39,200 32,900 — — — 268,808 — —
SAM Flexible Income Portfolio 49,559 58,259 — — — — — —
SAM Strategic Growth Portfolio 19,313 14,622 — — 6,642 145,696 — —
Short-Term Income Fund 48,739 93,821 — — — — — —
SmallCap Fund 11,887 1,601 — — 24,022 — — —
SmallCap Growth Fund I — — — — — 18,193 — —
SmallCap S&P 600 Index Fund 17,408 14,621 — — 35,168 100,547 — —
SmallCap Value Fund II 38,437 30,276 — — 5,664 85,431 — —
Tax-Exempt Bond Fund — 111 9,641 18,510 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 371 $ — $ (37,657) $ (41,231) $ — $ (78,517)
Core Fixed Income Fund 2,654 — — (106,113) (1,952,953) 471 (2,055,941)
Core Plus Bond Fund 637 — — (76,260) (69,527) (325) (145,475)
Diversified Income Fund 6,055 — — (1,009,292) (298,301) (13,701) (1,315,239)
Diversified International Fund 116,792 — — (196,448) 84,325 — 4,669
Equity Income Fund 8,409 — 61,348 — 3,042,553 — 3,112,310
Finisterre Emerging Markets Total Return Bond Fund 1,026 — — (124,245) (18,211) (1,131) (142,561)
Global Emerging Markets Fund 4,377 — — (14,715) (499) — (10,837)
Global Real Estate Securities Fund 40,721 — — (95,354) (57,160) — (111,793)
Government & High Quality Bond Fund 419 — — (189,115) (111,940) (5) (300,641)
High Income Fund 4,396 — — (454,859) (364,425) (3,592) (818,480)
High Yield Fund 1,73 4 — — (260,024) (284,039) (8,742) (551,07 1 )
Inflation Protection Fund 49,068 — — (50,449) (215,328) (268) (216,977)
International Fund I 8,524 — — (28,110) (1,557) — (21,143)
LargeCap Growth Fund I 10,796 — 682,997 — 2,650,870 — 3,344,663
LargeCap S&P 500 Index Fund 71,358 — 186,816 — 3,185,009 — 3,443,183
LargeCap Value Fund III 41,325 — 40,767 — 35,271 — 117,363
MidCap Fund — — 526,238 (17,415) 7,737,660 — 8,246,483
MidCap Growth Fund — — — (23,262) (11,301) — (34,563)
MidCap Growth Fund III — — 86,309 (1,230) 29,296 — 114,375
MidCap S&P 400 Index Fund 14,844 — 32,017 — 141,109 — 187,970
MidCap Value Fund I 40,265 — 121,849 — (93,086) — 69,028
Overseas Fund 98,685 — 43,392 — (94,864) — 47,213
Principal Capital Appreciation Fund 25,836 — — (79,714) 1,191,845 — 1,137,967
Principal LifeTime 2015 Fund 4,687 — 4,221 — 673 — 9,581
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2020 Fund $ 40,553 $ — $ 53,505 $ — $ (23,005) $ — $ 71,053
Principal LifeTime 2025 Fund 22,646 — 24,636 — 11,982 — 59,264
Principal LifeTime 2030 Fund 71,560 — 90,332 — 11,180 — 173,072
Principal LifeTime 2035 Fund 17,642 — 35,076 — 24,245 — 76,963
Principal LifeTime 2040 Fund 30,649 — 101,455 — 275,467 — 407,571
Principal LifeTime 2045 Fund 6,431 — 35,634 — 36,928 — 78,993
Principal LifeTime 2050 Fund 8,402 — 79,397 — 195,500 — 283,299
Principal LifeTime 2055 Fund 2,578 — 23,200 — (4,575) — 21,203
Principal LifeTime 2060 Fund 2,510 — 21,885 — (27,636) — (3,241)
Principal LifeTime 2065 Fund 382 — 3,102 — (12,037) — (8,553)
Principal LifeTime 2070 Fund 13 — — — (570) — (557)
Principal LifeTime Hybrid 2015 Fund 1,543 — 1,010 — (16,482) — (13,929)
Principal LifeTime Hybrid 2020 Fund 2,885 — 2,274 — (34,794) — (29,635)
Principal LifeTime Hybrid 2025 Fund 2,965 — 4,785 — (51,958) — (44,208)
Principal LifeTime Hybrid 2030 Fund 1,529 — 5,179 — (47,618) — (40,910)
Principal LifeTime Hybrid 2035 Fund 1,008 — 4,737 — (32,968) — (27,223)
Principal LifeTime Hybrid 2040 Fund 701 — 5,478 — (23,966) — (17,787)
Principal LifeTime Hybrid 2045 Fund 310 — 3,939 — (15,088) — (10,839)
Principal LifeTime Hybrid 2050 Fund 94 — 3,645 — (10,806) — (7,067)
Principal LifeTime Hybrid 2055 Fund 26 — 1,945 — (8,208) — (6,237)
Principal LifeTime Hybrid 2060 Fund 12 — 885 — (4,410) — (3,513)
Principal LifeTime Hybrid 2065 Fund 3 — 223 — (1,772) — (1,546)
Principal LifeTime Hybrid 2070 Fund — — — — (35) — (35)
Principal LifeTime Hybrid Income Fund 842 — 466 — (13,146) — (11,838)
Principal LifeTime Strategic Income Fund 11,340 — — (657) (80,114) — (69,431)
Real Estate Securities Fund — — — (83,722) 141,781 — 58,059
SAM Balanced Portfolio 4,392 — — (3,161) 248,546 — 249,777
SAM Conservative Balanced Portfolio 2,407 — — (24,763) (10,520) — (32,876)
SAM Conservative Growth Portfolio 11,980 — — (21,119) 354,446 — 345,307
SAM Flexible Income Portfolio 217 — — (77,439) (150,711) — (227,933)
SAM Strategic Growth Portfolio 330 — 6,633 — 241,074 — 248,037
Short-Term Income Fund 843 — — (56,074) (141,322) — (196,553)
SmallCap Fund 10,800 — 24,023 — (67,243) — (32,420)
SmallCap Growth Fund I — — — (31,139) (136,369) — (167,508)
SmallCap S&P 600 Index Fund 13,097 — 35,167 — 69,717 — 117,981
SmallCap Value Fund II 32,153 — 5,655 — (88,548) — (50,740)
Tax-Exempt Bond Fund — 793 — (62,643) (40,969) (285) (103,104)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 21,340 $ 16,317 $ 37,657
Core Fixed Income Fund 41,363 64,750 106,113
Core Plus Bond Fund 28,412 47,848 76,260
Diversified Income Fund 295,234 714,058 1,009,292
Diversified International Fund 194,151 2,297 196,448 *
Finisterre Emerging Markets Total Return Bond Fund 63,492 60,753 124,245
Global Emerging Markets Fund 7,458 7,257 14,715
Global Real Estate Securities Fund 11,684 83,670 95,354
Government & High Quality Bond Fund 71,499 117,616 189,115
High Income Fund 75,522 379,337 454,859
High Yield Fund 20,070 239,954 260,024
Inflation Protection Fund 11,142 39,307 50,449
International Fund I 28,110 — 28,110
MidCap Growth Fund 22,677 — 22,677
Principal Capital Appreciation Fund 79,714 — 79,714
Principal LifeTime Strategic Income Fund 17 640 657
Real Estate Securities Fund 44,522 39,200 83,722
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2023, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2023, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term Long-Term Total
SAM Balanced Portfolio $ 3,161 $ — $ 3,161
SAM Conservative Balanced Portfolio 5,398 19,365 24,763
SAM Conservative Growth Portfolio 12,509 8,610 21,119
SAM Flexible Income Portfolio 15,223 62,216 77,439
Short-Term Income Fund 18,612 37,462 56,074
SmallCap Growth Fund I 27,932 598 28,530
Tax-Exempt Bond Fund 29,882 32,761 62,643
Short-Term
Utilized
Long-Term
Utilized
Core Fixed Income Fund $ 37 $ —
Diversified International Fund — 53
MidCap Growth Fund 3,422 —
Principal Capital Appreciation Fund 3,511 —
SmallCap Fund 423 —
Late Year
Ordinary
Loss
MidCap Fund $ 17,415
MidCap Growth Fund 585
MidCap Growth Fund III 1,230
SmallCap Growth Fund I 2,609
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Income Fund $ 475 $ (475)
Equity Income Fund (20,100) 20,100
Global Real Estate Securities Fund (1,250) 1,250
LargeCap Growth Fund I (67,333) 67,333
LargeCap S&P 500 Index Fund (23,323) 23,323
LargeCap Value Fund III (12,215) 12,215
MidCap Fund (32,226) 32,226
MidCap Growth Fund 873 (873)
MidCap Growth Fund III (1,730) 1,730
MidCap S&P 400 Index Fund (7,039) 7,039
MidCap Value Fund I (18,611) 18,611
Overseas Fund (14,363) 14,363
Principal LifeTime 2015 Fund (1,357) 1,357
Principal LifeTime 2020 Fund (11,516) 11,516
Principal LifeTime 2025 Fund (4,889) 4,889
Principal LifeTime 2030 Fund (13,723) 13,723
Principal LifeTime 2035 Fund (3,366) 3,366
Principal LifeTime 2040 Fund (9,516) 9,516
Principal LifeTime 2045 Fund (2,982) 2,982
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

Federal Income Tax Basis. As of April 30, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2050 Fund $ (6,208) $ 6,208
Principal LifeTime 2055 Fund (1,884) 1,884
Principal LifeTime 2060 Fund (1,697) 1,697
Principal LifeTime 2065 Fund (374) 374
Principal LifeTime Hybrid 2015 Fund (399) 399
Principal LifeTime Hybrid 2020 Fund (1,001) 1,001
Principal LifeTime Hybrid 2025 Fund (1,172) 1,172
Principal LifeTime Hybrid 2030 Fund (1,087) 1,087
Principal LifeTime Hybrid 2035 Fund (792) 792
Principal LifeTime Hybrid 2040 Fund (845) 845
Principal LifeTime Hybrid 2045 Fund (580) 580
Principal LifeTime Hybrid 2050 Fund (450) 450
Principal LifeTime Hybrid 2055 Fund (192) 192
Principal LifeTime Hybrid 2060 Fund (98) 98
Principal LifeTime Hybrid 2065 Fund (33) 33
Principal LifeTime Hybrid Income Fund (229) 229
Principal LifeTime Strategic Income Fund (729) 729
Real Estate Securities Fund (3,705) 3,705
SAM Balanced Portfolio (3) 3
SAM Conservative Balanced Portfolio (2) 2
SAM Strategic Growth Portfolio (3,079) 3,079
SmallCap Fund (6,092) 6,092
SmallCap Growth Fund I 2,633 (2,633)
SmallCap S&P 600 Index Fund (7,022) 7,022
SmallCap Value Fund II (5,635) 5,635
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 6,570 $ (16,963) $ (10,393) $ 635,704
Core Fixed Income Fund 11,826 (1,585,173) (1,573,347) 11,897,473
Core Plus Bond Fund 2,285 (40,469) (38,184) 605,839
Diversified Income Fund 57,996 (168,849) (110,853) 2,837,623
Diversified International Fund 959,583 (172,894) 786,689 4,508,710
Equity Income Fund 4,137,364 (117,249) 4,020,115 4,465,416
Finisterre Emerging Markets Total Return Bond Fund 20,056 (33,707) (13,651) 575,452
Global Emerging Markets Fund 50,635 (23,316) 27,319 213,930
Global Real Estate Securities Fund 318,248 (183,399) 134,849 1,607,045
Government & High Quality Bond Fund 6,285 (88,714) (82,429) 820,393
Government Money Market Fund — — — 3,012,862
High Income Fund 48,703 (201,039) (152,336) 3,789,156
High Yield Fund 29,685 (165,650) (135,965) 2,688,993
Inflation Protection Fund 3,037 (163,631) (160,594) 2,070,599
International Fund I 67,381 (17,359) 50,022 259,534
LargeCap Growth Fund I 3,737,000 (388,801) 3,348,199 6,332,904
LargeCap S&P 500 Index Fund 4,554,246 (194,529) 4,359,717 2,899,885
LargeCap Value Fund III 519,306 (168,389) 350,917 3,006,537
MidCap Fund 12,121,693 (362,647) 11,759,046 11,281,392
MidCap Growth Fund 21,971 (7,120) 14,851 200,409
MidCap Growth Fund III 265,712 (80,407) 185,305 1,074,577
MidCap S&P 400 Index Fund 437,870 (103,717) 334,153 1,110,963
MidCap Value Fund I 522,449 (220,406) 302,043 3,586,031
Money Market Fund — — — 1,020,362
Overseas Fund 282,462 (211,708) 70,754 2,271,282
Principal Capital Appreciation Fund 1,905,614 (85,108) 1,820,506 2,370,890
Principal LifeTime 2015 Fund 39,892 (25,402) 14,490 227,294
Principal LifeTime 2020 Fund 385,257 (254,921) 130,336 2,248,705
Principal LifeTime 2025 Fund 283,933 (146,059) 137,874 1,423,015
Principal LifeTime 2030 Fund 1,014,940 (477,241) 537,699 4,786,136
Principal LifeTime 2035 Fund 334,114 (114,063) 220,051 1,645,465
Principal LifeTime 2040 Fund 1,007,268 (207,911) 799,357 3,675,798
Principal LifeTime 2045 Fund 289,692 (62,052) 227,640 1,338,621
Principal LifeTime 2050 Fund 708,133 (105,414) 602,719 2,488,201
Principal LifeTime 2055 Fund 159,237 (34,820) 124,417 893,747
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2024 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On March 13, 2024, the Board took the following actions: Approved the conversion of Class
R-1 shares into Class R-3 shares and Class R-4 shares into Class R-5 shares for Core Fixed Income Fund, Core Plus Bond Fund, Diversified
International Fund, Equity Income Fund, Global Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund,
International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund,
MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds,
Real Estate Securities Fund, SAM Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index
Fund, SmallCap Value Fund II Fund following the close of business on November 22, 2024; approved the conversion Class R-4 shares into Class
R-5 shares for Global Real Estate Securities Fund following the close of business on November 22, 2024; and approved the conversion of the
Class R-4 shares into Institutional shares for Overseas Fund following the close of business on November 22, 2024. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2060 Fund $ 128,473 $ (33,150) $ 95,323 $ 866,467
Principal LifeTime 2065 Fund 17,319 (7,603) 9,716 176,360
Principal LifeTime 2070 Fund 1,184 (135) 1,049 22,233
Principal LifeTime Hybrid 2015 Fund 17,792 (20,114) (2,322) 271,451
Principal LifeTime Hybrid 2020 Fund 52,962 (53,775) (813) 509,537
Principal LifeTime Hybrid 2025 Fund 64,650 (61,009) 3,641 765,450
Principal LifeTime Hybrid 2030 Fund 79,643 (61,939) 17,704 808,517
Principal LifeTime Hybrid 2035 Fund 60,899 (37,554) 23,345 597,467
Principal LifeTime Hybrid 2040 Fund 73,250 (28,580) 44,670 621,238
Principal LifeTime Hybrid 2045 Fund 47,531 (14,349) 33,182 381,432
Principal LifeTime Hybrid 2050 Fund 44,571 (10,170) 34,401 336,443
Principal LifeTime Hybrid 2055 Fund 23,574 (5,470) 18,104 205,409
Principal LifeTime Hybrid 2060 Fund 11,194 (2,591) 8,603 105,451
Principal LifeTime Hybrid 2065 Fund 2,791 (827) 1,964 31,394
Principal LifeTime Hybrid 2070 Fund 130 (15) 115 2,402
Principal LifeTime Hybrid Income Fund 6,562 (13,123) (6,561) 134,362
Principal LifeTime Strategic Income Fund 68,195 (95,152) (26,957) 811,247
Real Estate Securities Fund 1,034,904 (581,393) 453,511 5,040,045
SAM Balanced Portfolio 864,348 (187,242) 677,106 3,712,800
SAM Conservative Balanced Portfolio 235,197 (106,282) 128,915 1,621,960
SAM Conservative Growth Portfolio 801,410 (82,395) 719,015 2,320,559
SAM Flexible Income Portfolio 161,936 (163,092) (1,156) 2,324,332
SAM Strategic Growth Portfolio 571,837 (43,837) 528,000 1,612,829
Short-Term Income Fund 3,585 (96,046) (92,461) 3,078,006
SmallCap Fund 303,309 (143,623) 159,686 1,355,098
SmallCap Growth Fund I 501,244 (264,568) 236,676 2,155,635
SmallCap S&P 600 Index Fund 352,206 (161,834) 190,372 969,431
SmallCap Value Fund II 216,698 (117,273) 99,425 1,331,269
Tax-Exempt Bond Fund 10,546 (18,756) (8,210) 579,547
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
MUNICIPAL BONDS - 103 .00%
Principal
Amount (000's) Value (000's)
California - 96 .80%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,006
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 934
5.00%, 10/01/2035 5,270 5,369
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,098
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,843
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,658
California Community Choice Financing Authority
4.00%, 08/01/2030 1,500 1,490
4.00%, 08/01/2031 1,245 1,230
4.00%, 02/01/2052
(c)
2,275 2,248
4.00%, 10/01/2052
(c)
6,115 6,100
4.00%, 05/01/2053
(c)
3,150 3,139
5.00%, 02/01/2054
(c)
5,000 5,265
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,406
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,024
5.00%, 10/01/2045 1,000 1,016
5.00%, 06/01/2046 3,000 3,491
5.00%, 05/01/2049 9,265 10,685
California Health Facilities Financing Authority
3.55%, 09/01/2038
(c)
850 850
5.00%, 08/15/2031 2,700 2,805
5.00%, 08/15/2034 2,000 2,075
5.00%, 02/01/2035 2,000 2,022
5.00%, 06/01/2041
(c)
10,000 10,917
5.00%, 11/15/2046 4,500 4,614
5.00%, 11/15/2048 2,785 2,853
5.00%, 12/01/2054 2,000 2,110
California Housing Finance Agency
3.50%, 11/20/2035 9,440 8,722
4.25%, 01/15/2035 8,337 8,162
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
4,533 4,374
California Infrastructure & Economic Development
Bank
3.95%, 01/01/2050
(c),(d)
3,500 3,500
5.00%, 08/01/2036 2,250 2,463
5.00%, 08/01/2037 1,000 1,087
5.00%, 08/01/2038 1,175 1,270
5.00%, 08/01/2039 1,130 1,216
8.00%, 01/01/2050
(c),(d)
9,000 9,236
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,781
4.00%, 07/15/2029 11,700 11,627
4.00%, 10/01/2039 2,150 2,081
4.00%, 10/01/2046 1,930 1,691
4.38%, 09/01/2053
(c)
1,700 1,745
5.00%, 05/15/2033 1,000 1,052
5.00%, 05/15/2034 1,000 1,051
5.00%, 12/31/2034 7,550 7,473
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 12/31/2036 $ 8,000 $ 7,895
5.00%, 05/15/2038 2,000 2,069
5.00%, 10/01/2044 1,000 1,014
5.25%, 11/01/2036 2,100 2,110
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,905
5.00%, 05/15/2031
(a)
400 437
5.00%, 05/15/2043
(a)
600 623
5.00%, 05/15/2044
(a)
5,000 5,178
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,665
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,258
3.25%, 12/01/2027
(c)
2,000 1,999
3.38%, 07/01/2025 2,000 1,992
4.30%, 07/01/2040 3,600 3,608
5.00%, 07/01/2029
(d)
1,000 1,046
5.00%, 07/01/2029
(d)
1,000 1,067
5.00%, 07/01/2030
(d)
2,000 2,004
5.00%, 07/01/2030
(d)
565 608
5.00%, 07/01/2031
(d)
1,000 1,083
5.00%, 07/01/2037
(d)
11,000 11,005
5.00%, 07/01/2039
(d)
8,500 8,770
5.00%, 11/21/2045
(d)
2,250 2,283
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,953
5.00%, 08/01/2038
(d)
1,000 1,011
California State Public Works Board
5.00%, 10/01/2039 4,500 4,517
California State University
5.00%, 11/01/2037 2,000 2,097
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
750 699
4.00%, 09/02/2029 1,000 1,003
4.00%, 07/01/2048 1,800 1,765
5.00%, 10/01/2028 1,875 1,898
5.00%, 11/01/2032
(d)
1,135 1,158
5.00%, 05/15/2034 5,210 5,312
5.00%, 06/01/2034
(d)
375 385
5.00%, 09/02/2034 1,000 1,052
5.00%, 12/01/2036
(d)
5,000 5,067
5.00%, 09/02/2038 3,000 3,100
5.00%, 06/01/2039
(d)
475 478
5.00%, 09/02/2039 945 980
5.00%, 09/02/2039 900 942
5.00%, 09/02/2039 745 764
5.00%, 05/15/2040 3,840 3,875
5.00%, 09/02/2040 1,000 1,008
5.00%, 12/01/2041
(d)
4,040 4,063
5.00%, 09/02/2044 1,425 1,443
5.00%, 09/02/2048 940 956
5.00%, 09/02/2049 600 609
5.00%, 06/01/2051
(d)
1,950 1,861
5.25%, 12/01/2034 3,500 3,525
5.25%, 12/01/2038
(d)
1,000 1,032
5.25%, 12/01/2043
(d)
3,825 3,904
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,061

Schedule of Investments
California Municipal Fund
April 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Financing Authority
6.00%, 05/01/2043 $ 2,050 $ 2,095
6.00%, 05/01/2043 1,550 1,584
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,906
5.25%, 08/01/2047 2,000 2,081
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,253
City of Irvine CA
4.00%, 09/02/2038 1,000 994
5.00%, 09/01/2049 2,000 2,002
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,810
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,032
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 563
5.00%, 05/15/2026 1,000 1,008
5.00%, 05/15/2026 415 426
5.00%, 05/15/2028
(e)
2,760 2,901
5.00%, 05/15/2029 1,875 1,998
5.00%, 05/15/2036 1,500 1,514
5.00%, 05/15/2036 5,000 5,265
5.00%, 05/15/2037
(e)
4,225 4,519
5.00%, 05/15/2042
(e)
3,500 3,556
5.00%, 05/15/2044
(e)
3,100 3,147
5.00%, 05/15/2044
(e)
4,090 4,197
5.50%, 05/15/2040
(e)
5,000 5,521
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,062
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,105
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 7,932
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,393
5.00%, 07/01/2037 2,000 2,067
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(d)
5,000 3,962
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,015
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 467
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,757
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,037
5.00%, 06/01/2028 5,000 5,296
5.00%, 06/01/2051 5,035 5,205
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,005
La Verne Public Financing Authority
7.25%, 09/01/2026 290 291
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,730
5.50%, 11/15/2030 1,010 1,089
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,910
5.00%, 07/01/2038 960 1,110
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,056
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,615
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(e)
5,500 6,045
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,831
5.25%, 07/01/2042 8,350 8,856
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,553
Metropolitan Water District of Southern California
5.00%, 07/01/2039 1,000 1,106
5.00%, 07/01/2040 5,000 5,485
5.00%, 04/01/2054
(f)
1,000 1,088
M-S-R Energy Authority
6.13%, 11/01/2029 1,975 2,092
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,032
5.00%, 03/01/2047 1,500 1,541
Nuveen California AMT-Free Quality Municipal
Income Fund
4.22%, 10/01/2047
(c),(d)
14,000 14,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,470
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,521
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,034
5.00%, 09/01/2029
(a)
1,000 1,033
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,000
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,228
5.00%, 08/01/2032 1,740 1,742
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,553
Regents of the University of California Medical
Center Pooled Revenue
3.85%, 05/15/2045
(c)
3,440 3,440
5.00%, 05/15/2035 4,540 4,725
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,054
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,285
5.00%, 11/01/2037
(a)
3,660 3,936
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,536

Schedule of Investments
California Municipal Fund
April 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Transportation Commission
4.00%, 06/01/2037 $ 1,875 $ 1,919
4.00%, 06/01/2046 2,980 2,875
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,085
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,104
Salinas Valley Solid Waste Authority (credit support
from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,262
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,575
5.00%, 07/01/2037 2,300 2,404
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 11,045
5.00%, 07/01/2025 955 966
5.00%, 07/01/2039 2,000 2,154
5.00%, 07/01/2042 5,000 5,066
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,001
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2036 3,035 3,103
4.00%, 07/01/2039 2,075 2,090
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,038
5.00%, 05/01/2035 1,000 1,060
5.00%, 05/01/2036 3,000 3,166
5.50%, 05/01/2043 4,000 4,389
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,885
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,018
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 674
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,376
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,218
5.00%, 11/01/2029 2,725 2,823
5.00%, 07/01/2049
(f)
1,000 1,092
5.00%, 07/01/2053
(f)
500 542
5.25%, 07/01/2049
(f)
1,000 1,117
State of California
5.00%, 09/01/2028 5,030 5,426
5.00%, 09/01/2034 5,000 5,184
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,759
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,618
5.00%, 06/01/2048 5,000 5,157
Transbay Joint Powers Authority
5.00%, 10/01/2037 700 723
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,027
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
University of California
4.00%, 05/15/2037 $ 3,365 $ 3,530
5.00%, 05/15/2044 705 705
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,540
$ 587,602
Guam - 1 .50%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,094
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,003
$ 9,097
Puerto Rico - 3 .63%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
66 66
0.00%, 07/01/2033
(b)
526 345
0.00%, 11/01/2043
(b),(c)
1,806 1,074
4.00%, 07/01/2033 5,500 5,409
4.00%, 07/01/2037 316 301
4.00%, 07/01/2041 429 398
4.00%, 07/01/2046 446 401
5.38%, 07/01/2025 456 459
5.63%, 07/01/2027 451 469
5.63%, 07/01/2029 444 478
5.75%, 07/01/2031 431 481
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.50%, 01/01/2042 3,250 3,831
6.75%, 01/01/2045 4,585 5,439
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,898
$ 22,049
Virgin Islands - 1 .07%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 6,250 6,511
TOTAL MUNICIPAL BONDS $ 625,259
Total Investments $ 625,311
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.91)%
Notes with interest rates of 3.78% - 3.82% at April
30, 2024 and contractual maturities of collateral of
2027-2030.
(g)
$ (23,715) (23,715)
Total Net Investments $ 601,596
Other Assets and Liabilities -  0.90% 5,456
TOTAL NET ASSETS - 100.00% $ 607,052
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $88,107 or 14.51% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2024.

Schedule of Investments
California Municipal Fund
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Revenue Bonds 73 .43%
Insured 10 .09%
General Obligation Unlimited 8 .97%
Prerefunded 4 .65%
Special Assessment 2 .47%
Tax-exempt Preferreds 2 .31%
Tax Allocation 0 .46%
Special Tax 0 .33%
Notes 0 .18%
Certificate Participation 0 .11%
Exchange-Traded Funds 0 .01%
Liability For Floating Rate Notes Issued ( 3 .91 ) %
Other Assets and Liabilities
0 .90%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .43 % Shares Held Value (000's)
Money Market Funds - 0 .43%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
4,959,927 $ 4,960
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
40,085,834 40,086
$ 45,046
TOTAL INVESTMENT COMPANIES $ 45,046
COMMON STOCKS - 0 .22 % Shares Held Value (000's)
Transportation - 0 .22%
Trailer Bridge Inc
(d),(e)
178,279 $ 22,247
TOTAL COMMON STOCKS $ 22,247
BONDS - 53 .16%
Principal
Amount (000's) Value (000's)
Airlines - 0 .54%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(f)
$ 21,769 $ 21,094
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 23,710
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 5,088 4,967
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,501 6,393
$ 56,164
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,887
Automobile Asset Backed Securities - 2 .68%
BMW Vehicle Owner Trust 2023-A
5.76%, 04/27/2026 18,368 18,380
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 10,493 10,230
Ford Credit Auto Owner Trust 2023-A
6.05%, 03/15/2026 6,821 6,830
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
Ford Credit Auto Owner Trust 2024-A
5.69%, 01/15/2027 38,000 38,004
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
6.58%, 05/15/2028
(f)
20,000 20,289
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2022-3
5.93%, 09/16/2025 1,685 1,686
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
5.98%, 11/17/2025 7,929 7,932
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.95%, 03/16/2026 8,122 8,128
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.86%, 11/16/2026 43,567 43,622
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Nissan Master Owner Trust Receivables
6.00%, 02/15/2028
(f)
38,000 38,013
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Tesla Electric Vehicle Trust 2023-1
5.85%, 12/21/2026
(f)
$ 35,000 $ 35,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2022-C Owner Trust
5.90%, 08/15/2025 2,287 2,288
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
Toyota Auto Receivables 2023-C Owner Trust
5.73%, 08/17/2026 24,089 24,101
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
5.68%, 12/15/2026 24,000 24,001
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
$ 278,504
Automobile Manufacturers - 0 .74%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,854
2.30%, 09/09/2026 7,000 6,533
4.75%, 01/12/2026 9,000 8,903
5.80%, 10/03/2025 47,000 47,144
$ 77,434
Banks - 7 .87%
Bank of America Corp
2.46%, 10/22/2025
(g)
35,000 34,429
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
3.19%, 07/23/2030
(g)
8,000 7,109
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,798
3.97%, 02/07/2030
(g)
8,000 7,436
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(g)
20,000 19,788
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 7,991
2.10%, 10/24/2024 50,000 49,199
2.80%, 05/04/2026 8,000 7,617
3.00%, 10/30/2028 9,000 8,141
Citigroup Inc
2.98%, 11/05/2030
(g)
51,000 44,468
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,619
4.45%, 09/29/2027 8,000 7,699
6.01%, 10/30/2024 9,000 9,012
Secured Overnight Financing Rate + 0.69%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,494
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 57,530
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(g)
15,000 11,843
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 19,960
3.81%, 04/23/2029
(g)
13,000 12,154
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,002
JPMorgan Chase & Co
1.05%, 11/19/2026
(g)
9,000 8,375
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(g)
9,000 5,966
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.74%, 10/15/2030
(g)
$ 47,000 $ 40,755
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.63%, 05/13/2024 15,900 15,890
3.90%, 07/15/2025 8,000 7,847
Morgan Stanley
0.86%, 10/21/2025
(g)
7,500 7,319
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(g)
10,000 7,803
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(g)
6,250 4,896
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(g)
38,000 32,551
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(g)
12,000 11,908
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,576
4.00%, 07/23/2025 5,000 4,905
5.12%, 02/01/2029
(g)
18,000 17,715
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,063
PNC Bank NA
2.70%, 10/22/2029 53,000 45,238
2.95%, 02/23/2025 10,000 9,787
3.10%, 10/25/2027 4,750 4,385
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(g)
15,000 12,091
Secured Overnight Financing Rate + 0.98%
Truist Bank
2.64%, 09/17/2029
(g)
52,000 50,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
3.30%, 05/15/2026 5,000 4,768
Truist Financial Corp
1.27%, 03/02/2027
(g)
5,500 5,070
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(g)
29,000 22,106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,256
3.15%, 04/27/2027 3,800 3,576
3.60%, 09/11/2024 12,000 11,905
3.90%, 04/26/2028 5,000 4,736
4.84%, 02/01/2034
(g)
25,000 23,069
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,852
Wells Fargo & Co
2.41%, 10/30/2025
(g)
32,000 31,451
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.88%, 10/30/2030
(g)
32,000 27,777
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 818,012
Beverages - 0 .78%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 31,649
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 20,725
5.00%, 06/15/2034 30,000 28,991
$ 81,365
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 2 .07%
Amgen Inc
1.65%, 08/15/2028 $ 20,000 $ 17,187
2.20%, 02/21/2027 11,500 10,550
2.45%, 02/21/2030 40,000 34,117
5.25%, 03/02/2033 19,000 18,585
Biogen Inc
2.25%, 05/01/2030 65,000 53,672
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,637
2.60%, 10/01/2040 19,000 12,715
3.50%, 02/01/2025 10,000 9,844
3.65%, 03/01/2026 21,000 20,356
5.25%, 10/15/2033 22,000 21,689
$ 215,352
Chemicals - 0 .73%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 20,796
Westlake Corp
2.88%, 08/15/2041 15,000 9,839
3.38%, 06/15/2030 4,500 3,953
3.60%, 08/15/2026 43,000 41,055
$ 75,643
Commercial Services - 0 .81%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f)
38,500 37,408
5.00%, 02/15/2029
(f)
9,500 9,331
7.00%, 10/15/2037
(f)
13,000 14,224
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 23,759
$ 84,722
Computers - 0 .96%
Apple Inc
1.13%, 05/11/2025 10,000 9,575
2.05%, 09/11/2026 30,000 27,939
2.38%, 02/08/2041 20,000 13,435
3.20%, 05/11/2027 13,000 12,326
3.25%, 02/23/2026 13,000 12,561
4.15%, 05/10/2030 24,500 23,546
$ 99,382
Diversified Financial Services - 0 .57%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 23,841
2.75%, 10/15/2032 8,000 6,210
4.15%, 01/23/2030 19,000 17,264
4.85%, 01/15/2027 1,750 1,716
6.25%, 01/15/2036 10,325 10,286
$ 59,317
Electric - 8 .83%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,439
5.40%, 03/15/2053 23,000 21,478
Alabama Power Co
1.45%, 09/15/2030 25,000 19,727
3.13%, 07/15/2051 19,000 12,325
3.45%, 10/01/2049 42,000 29,168
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 4,110
5.95%, 03/30/2029
(f)
10,000 10,097
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,659
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,777
4.05%, 04/15/2025 10,000 9,852
Black Hills Corp
2.50%, 06/15/2030 15,000 12,276
3.05%, 10/15/2029 39,500 34,620
3.15%, 01/15/2027 7,500 7,014
4.35%, 05/01/2033 8,000 7,054

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dayton Power & Light Co/The
3.95%, 06/15/2049 $ 14,000 $ 9,953
Entergy Corp
2.40%, 06/15/2031 24,000 19,419
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,053
3.25%, 04/01/2028 12,000 11,091
4.20%, 09/01/2048 31,000 24,059
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(f)
14,000 13,248
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,930
2.88%, 12/04/2051 20,000 12,309
3.15%, 10/01/2049 25,000 16,571
5.05%, 04/01/2028 14,500 14,420
Indianapolis Power & Light Co
5.70%, 04/01/2054
(f)
15,500 14,715
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 7,910
3.50%, 09/30/2049 66,000 44,915
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,910
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 18,900
5.85%, 02/15/2034
(f)
10,500 10,464
Nevada Power Co
2.40%, 05/01/2030 20,500 17,250
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 44,463
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,567
5.10%, 05/15/2053 28,500 25,827
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,129
2.70%, 11/15/2051 15,000 8,747
2.95%, 04/01/2025 7,000 6,840
3.10%, 09/15/2049 33,500 21,814
4.10%, 11/15/2048 5,000 3,905
5.65%, 11/15/2033 24,000 24,108
5.75%, 03/15/2029 21,000 21,296
PacifiCorp
5.25%, 06/15/2035 5,750 5,448
5.35%, 12/01/2053 34,000 29,679
6.25%, 10/15/2037 2,500 2,531
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,019
4.85%, 02/15/2034 19,000 18,096
5.25%, 05/15/2053 52,000 48,587
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,053
3.20%, 03/01/2050 15,000 9,626
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
4,943 4,386
5.38%, 06/30/2035
(f)
17,782 17,022
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 22,325
2.75%, 10/01/2026 10,000 9,326
3.85%, 02/01/2048 12,500 8,833
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,955
3.25%, 05/01/2051 18,000 11,489
4.85%, 12/01/2048 7,000 5,932
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 18,470
Xcel Energy Inc
2.60%, 12/01/2029 32,000 27,423
3.50%, 12/01/2049 24,000 15,937
$ 917,546
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .40%
Keysight Technologies Inc
3.00%, 10/30/2029 $ 48,000 $ 42,049
Environmental Control - 0 .70%
Republic Services Inc
1.75%, 02/15/2032 29,500 22,722
2.30%, 03/01/2030 16,500 13,967
3.20%, 03/15/2025 13,000 12,724
4.88%, 04/01/2029 23,500 23,041
$ 72,454
Food - 0 .18%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,295
Gas - 0 .73%
NiSource Inc
2.95%, 09/01/2029 29,000 25,614
3.60%, 05/01/2030 14,000 12,607
5.35%, 04/01/2034 39,000 37,326
$ 75,547
Healthcare - Services - 1 .09%
HCA Inc
4.13%, 06/15/2029 14,000 13,009
5.60%, 04/01/2034 37,000 36,103
5.63%, 09/01/2028 2,000 1,991
7.50%, 11/06/2033 1,950 2,125
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,474
2.88%, 08/15/2029 15,000 13,385
3.50%, 08/15/2039 14,000 10,997
4.70%, 04/15/2029 28,500 27,876
$ 112,960
Insurance - 1 .91%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 29,275
1.85%, 03/12/2030 8,000 6,687
2.50%, 01/15/2051 12,500 7,411
2.85%, 10/15/2050 30,500 19,182
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 27,729
4.50%, 08/15/2028 39,500 37,464
First American Financial Corp
2.40%, 08/15/2031 22,000 17,004
4.00%, 05/15/2030 28,000 24,788
4.60%, 11/15/2024 5,000 4,960
Prudential Financial Inc
2.10%, 03/10/2030 23,000 19,347
3.88%, 03/27/2028 4,550 4,321
$ 198,168
Internet - 0 .93%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,629
2.88%, 05/12/2041 20,000 14,404
3.95%, 04/13/2052 10,000 7,872
4.05%, 08/22/2047 38,000 31,041
$ 96,946
Lodging - 0 .95%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 37,034
3.70%, 01/15/2031 11,000 9,404
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 28,360
Travel + Leisure Co
4.50%, 12/01/2029
(f)
26,500 23,886
$ 98,684

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .72%
Comcast Corp
2.65%, 02/01/2030 $ 33,000 $ 28,609
3.30%, 02/01/2027 10,000 9,518
3.95%, 10/15/2025 15,000 14,678
4.25%, 10/15/2030 4,500 4,225
4.65%, 02/15/2033
(h)
30,000 28,376
6.45%, 03/15/2037 1,800 1,905
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,837
4.13%, 05/15/2029 22,000 20,115
5.30%, 05/15/2049 13,000 10,227
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 6,727
6.75%, 06/15/2039 6,000 5,496
7.30%, 07/01/2038 7,750 7,532
Walt Disney Co/The
2.00%, 09/01/2029 28,000 23,845
6.40%, 12/15/2035 8,900 9,562
$ 178,652
Oil & Gas - 1 .00%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,575
3.41%, 02/11/2026 13,000 12,560
3.94%, 09/21/2028 13,000 12,365
4.70%, 04/10/2029 39,000 38,133
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,601
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,417
Phillips 66
1.30%, 02/15/2026 11,500 10,681
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,286
$ 103,618
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 32,196
Other Asset Backed Securities - 1 .42%
PFS Financing Corp
0.77%, 08/15/2026
(f)
39,000 38,451
6.18%, 01/15/2028
(f)
28,000 28,069
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Trafigura Securitisation Finance PLC 2021-1
5.97%, 01/15/2025
(f)
37,500 37,386
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.64%
Verizon Master Trust
6.18%, 06/20/2029 43,500 43,744
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 147,650
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(f)
2,000 1,988
6.88%, 07/15/2033
(f)
6,900 6,946
$ 8,934
Pharmaceuticals - 1 .74%
AbbVie Inc
5.05%, 03/15/2034 60,000 58,511
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 10,878
1.45%, 11/13/2030 10,000 7,893
3.20%, 06/15/2026 13,124 12,572
3.40%, 07/26/2029 8,346 7,651
3.90%, 02/20/2028 10,500 10,026
5.90%, 11/15/2033
(h)
20,000 20,615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 14,000 $ 12,249
3.00%, 08/15/2026 17,000 16,082
4.30%, 03/25/2028 5,046 4,842
5.05%, 03/25/2048 23,000 19,619
$ 180,938
Pipelines - 1 .43%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,884
4.35%, 10/15/2024 8,000 7,907
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,714
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,854
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 12,497
4.88%, 08/15/2027
(f)
43,000 41,450
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,132
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
14,650 14,498
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,295
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,270
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 6,889
7.25%, 08/15/2038 10,000 10,955
$ 148,345
REITs - 8 .24%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 9,550
2.00%, 05/18/2032 14,000 10,681
2.75%, 12/15/2029 14,500 12,544
3.38%, 08/15/2031 30,000 25,953
4.30%, 01/15/2026 9,900 9,673
4.75%, 04/15/2035 14,500 13,207
4.90%, 12/15/2030 4,250 4,084
American Tower Corp
1.88%, 10/15/2030 20,000 15,854
2.10%, 06/15/2030 3,000 2,448
2.40%, 03/15/2025 7,000 6,789
2.75%, 01/15/2027 53,000 49,293
2.95%, 01/15/2051 10,000 6,037
3.38%, 10/15/2026 5,000 4,749
American Tower Trust #1
5.49%, 03/15/2028
(f)
14,000 13,937
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,454
2.90%, 04/01/2041 30,000 20,085
3.10%, 11/15/2029 8,000 6,990
4.00%, 11/15/2049 17,000 12,525
4.30%, 02/15/2029 13,000 12,223
5.00%, 01/11/2028 18,000 17,551
CubeSmart LP
2.00%, 02/15/2031 26,000 20,382
3.00%, 02/15/2030 18,000 15,542
4.00%, 11/15/2025 5,000 4,856
4.38%, 02/15/2029 2,000 1,883
DOC DR LLC
2.63%, 11/01/2031 32,000 25,764
4.30%, 03/15/2027 22,400 21,658
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,204
3.63%, 01/15/2028 3,500 3,184
3.88%, 05/01/2025 5,000 4,882

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthpeak OP LLC
2.88%, 01/15/2031 $ 7,000 $ 5,875
3.00%, 01/15/2030 50,000 43,373
5.25%, 12/15/2032 14,000 13,462
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 38,412
3.63%, 10/01/2029 32,000 27,959
4.75%, 01/15/2028 7,000 6,645
5.25%, 01/15/2026 8,000 7,886
Prologis LP
2.88%, 11/15/2029 12,500 11,028
3.25%, 06/30/2026 5,000 4,782
3.38%, 12/15/2027 25,000 23,394
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 40,930
2.33%, 07/15/2052
(f)
10,000 8,819
2.59%, 10/15/2056
(f)
20,500 16,240
2.84%, 01/15/2050
(f)
30,000 29,330
Simon Property Group LP
2.00%, 09/13/2024 32,000 31,577
Store Capital LLC
2.75%, 11/18/2030 18,500 14,770
4.63%, 03/15/2029 33,500 31,113
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,885
3.85%, 04/01/2027 21,000 20,005
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,146
2.75%, 01/15/2031 7,000 5,878
3.10%, 01/15/2030 23,000 20,203
4.13%, 03/15/2029 6,000 5,621
4.25%, 04/15/2028 4,000 3,812
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,498
WP Carey Inc
2.40%, 02/01/2031 21,000 17,052
3.85%, 07/15/2029 30,000 27,666
$ 856,343
Semiconductors - 0 .37%
NVIDIA Corp
2.00%, 06/15/2031 19,000 15,564
2.85%, 04/01/2030 14,000 12,416
3.50%, 04/01/2040 13,000 10,452
$ 38,432
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 25,188
Telecommunications - 1 .32%
Corning Inc
4.75%, 03/15/2042 4,650 4,014
5.45%, 11/15/2079 43,500 38,383
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 15,040
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
27,600 27,423
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,841
2.55%, 02/15/2031 20,000 16,586
3.00%, 02/15/2041 39,000 27,267
$ 137,554
Transportation - 0 .69%
Ryder System Inc
2.90%, 12/01/2026 51,000 47,722
3.35%, 09/01/2025 25,000 24,213
$ 71,935
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .99%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
$ 22,000 $ 20,478
1.70%, 06/15/2026
(f)
39,000 35,809
2.70%, 11/01/2024
(f)
28,000 27,558
3.45%, 07/01/2024
(f)
9,000 8,964
5.70%, 02/01/2028
(f)
10,000 9,975
$ 102,784
TOTAL BONDS $ 5,526,000
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 45 .51%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .26%
3.00%, 10/01/2042 $ 3,992 $ 3,445
3.00%, 11/01/2042 4,167 3,585
3.00%, 06/01/2043 3,936 3,384
3.00%, 12/01/2046 6,680 5,681
3.00%, 07/01/2047 4,773 4,048
3.50%, 03/01/2048 7,412 6,582
$ 26,725
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .94%
2.00%, 10/01/2050 34,429 26,527
2.00%, 11/01/2050 34,331 26,507
2.00%, 12/01/2050 39,652 30,432
2.00%, 12/01/2050 39,443 30,265
2.50%, 09/01/2050 34,518 27,719
2.50%, 10/01/2050 35,191 28,093
2.50%, 10/01/2050 34,826 27,802
2.50%, 10/01/2050 34,945 27,914
2.50%, 11/01/2050 34,189 27,557
2.50%, 11/01/2050 35,557 28,553
2.50%, 11/01/2050 34,852 27,847
2.50%, 11/01/2050 33,173 26,639
2.50%, 11/01/2050 35,195 28,256
3.00%, 06/01/2042 13,333 11,484
3.00%, 08/01/2049 16,942 14,229
3.00%, 09/01/2049 12,413 10,408
3.00%, 10/01/2049 16,095 13,521
3.00%, 10/01/2049 13,238 11,121
3.00%, 10/01/2049 18,612 15,632
3.00%, 11/01/2049 15,650 13,147
3.00%, 11/01/2049 13,063 10,987
3.00%, 11/01/2049 19,302 16,211
3.00%, 03/01/2050 18,940 15,911
3.00%, 04/01/2050 20,488 17,207
3.00%, 09/01/2050 22,484 18,841
3.00%, 05/01/2052 17,520 14,707
3.50%, 06/01/2045 5,083 4,504
3.50%, 06/01/2046 13,560 12,158
3.50%, 08/01/2047 7,498 6,592
3.50%, 09/01/2047 31,596 27,759
3.50%, 12/01/2047 7,684 6,755
3.50%, 06/01/2049 29,131 25,616
3.50%, 07/01/2049 10,460 9,164
3.50%, 09/01/2049 8,949 7,840
3.50%, 09/01/2049 8,637 7,566
3.50%, 09/01/2049 28,284 24,799
3.50%, 11/01/2049 12,111 10,611
3.50%, 11/01/2049 13,589 12,028
3.50%, 12/01/2049 13,285 11,639
3.50%, 01/01/2050 38,221 33,483
3.50%, 02/01/2050 23,252 20,367
3.50%, 06/01/2050 22,049 19,328
3.50%, 08/01/2050 30,841 27,024
3.50%, 10/01/2050 29,505 25,780
3.50%, 01/01/2051 31,249 27,472
3.50%, 01/01/2051 21,947 19,217
3.50%, 04/01/2052 48,425 41,993
3.50%, 04/01/2052 35,776 30,964

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2043 $ 3,468 $ 3,200
4.00%, 02/01/2044 8,282 7,606
4.00%, 09/01/2045 5,696 5,204
4.00%, 06/01/2046 11,453 10,512
4.00%, 10/01/2047 30,233 27,629
4.00%, 10/01/2048 8,766 8,017
4.00%, 03/01/2049 24,831 22,630
4.00%, 04/01/2049 27,317 24,897
4.00%, 06/01/2049 41,746 38,148
4.00%, 07/01/2049 6,208 5,614
4.00%, 08/01/2049 30,526 27,742
4.00%, 09/01/2049 5,623 5,118
4.00%, 10/01/2049 14,272 12,900
4.00%, 12/01/2049 23,152 21,184
4.00%, 01/01/2050 19,135 17,285
4.00%, 07/01/2050 43,826 39,794
4.00%, 02/01/2052 37,274 33,438
4.00%, 02/01/2052 35,708 32,015
4.00%, 02/01/2052 43,740 39,416
4.00%, 05/01/2052 44,517 39,989
4.00%, 05/01/2052 42,901 38,444
4.00%, 06/01/2052 36,204 32,611
4.50%, 06/01/2046 13,377 12,715
4.50%, 02/01/2049 6,097 5,712
4.50%, 07/01/2052 18,125 16,819
4.50%, 08/01/2052 37,649 35,161
4.50%, 08/01/2052 38,299 35,636
4.50%, 09/01/2052 38,763 36,192
4.50%, 09/01/2052 37,131 34,449
4.50%, 09/01/2052 37,406 34,808
4.50%, 10/01/2052 37,569 34,933
4.50%, 10/01/2052 24,178 22,368
4.50%, 11/01/2052 38,875 36,081
4.50%, 02/01/2053 37,693 34,798
5.00%, 07/01/2052 40,306 38,663
5.00%, 09/01/2052 38,145 36,455
5.00%, 10/01/2052 23,383 22,346
5.00%, 10/01/2052 36,138 34,536
5.00%, 02/01/2053 37,130 35,599
5.00%, 03/01/2053 37,795 36,105
5.00%, 07/01/2053 38,020 36,403
5.00%, 09/01/2053 28,974 27,653
5.00%, 10/01/2053 44,428 42,318
5.00%, 10/01/2053 47,926 45,788
5.00%, 02/01/2054 41,300 39,337
5.50%, 02/01/2053 35,871 34,979
5.50%, 02/01/2053 39,700 38,787
5.50%, 03/01/2053 39,469 38,561
5.50%, 04/01/2053 37,788 37,035
5.50%, 07/01/2053 38,073 37,187
5.50%, 09/01/2053 38,508 37,629
5.50%, 09/01/2053 38,452 37,682
6.00%, 10/01/2053 38,348 38,439
$ 2,488,743
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 12,555 10,870
U.S. Treasury - 21 .21%
0.63%, 08/15/2030 45,000 35,089
0.88%, 11/15/2030 45,000 35,443
1.13%, 02/28/2025 40,000 38,653
1.13%, 02/28/2027 40,000 36,067
1.13%, 02/15/2031 45,000 35,847
1.13%, 08/15/2040 60,000 34,969
1.25%, 08/31/2024 40,000 39,456
1.25%, 08/15/2031 45,000 35,545
1.25%, 05/15/2050 65,000 30,705
1.38%, 11/15/2031 45,000 35,596
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 08/15/2050 $ 65,000 $ 31,715
1.50%, 09/30/2024 40,000 39,371
1.50%, 08/15/2026 40,000 37,006
1.50%, 02/15/2030 45,000 37,735
1.63%, 02/15/2026 40,000 37,642
1.63%, 08/15/2029 40,000 34,306
1.63%, 11/15/2050 60,000 31,355
1.75%, 11/15/2029 40,000 34,391
1.75%, 08/15/2041 55,000 34,923
1.88%, 02/15/2032 40,000 32,694
1.88%, 02/15/2051 60,000 33,497
1.88%, 11/15/2051 55,000 30,499
2.00%, 05/31/2024 40,000 39,887
2.00%, 11/15/2026 40,000 37,222
2.00%, 02/15/2050 55,000 32,007
2.00%, 08/15/2051 55,000 31,573
2.13%, 05/15/2025 40,000 38,746
2.25%, 11/15/2024 40,000 39,339
2.25%, 08/15/2027 40,000 36,859
2.25%, 11/15/2027 40,000 36,673
2.25%, 08/15/2046 55,000 35,262
2.25%, 08/15/2049 50,000 31,035
2.25%, 02/15/2052 55,000 33,539
2.38%, 11/15/2049 50,000 31,887
2.38%, 05/15/2051 50,000 31,543
2.63%, 02/15/2029 40,000 36,397
2.75%, 02/15/2028 40,000 37,163
2.75%, 05/31/2029 40,000 36,452
2.75%, 08/15/2032 45,000 39,022
2.75%, 08/15/2042 50,000 37,004
2.75%, 08/15/2047 50,000 35,033
2.88%, 07/31/2025 40,000 38,878
2.88%, 08/15/2028 40,000 37,081
2.88%, 05/15/2032 40,000 35,147
2.88%, 05/15/2049 45,000 31,976
2.88%, 05/15/2052 45,000 31,667
3.00%, 11/15/2045 45,000 33,581
3.00%, 08/15/2048 45,000 32,876
3.00%, 08/15/2052 45,000 32,490
3.13%, 11/15/2028 40,000 37,359
3.38%, 05/15/2033 40,000 36,150
3.50%, 02/15/2033 40,000 36,580
3.63%, 02/15/2044 45,000 37,637
3.63%, 02/15/2053 45,000 36,766
3.63%, 05/15/2053 45,000 36,781
3.75%, 05/31/2030 40,000 37,958
3.75%, 11/15/2043 40,000 34,127
3.88%, 08/15/2033 40,000 37,550
4.00%, 02/15/2034 40,000 37,875
4.00%, 11/15/2052 40,000 35,050
4.13%, 11/15/2032 40,000 38,406
4.50%, 11/15/2033 40,000 39,413
$ 2,204,495
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,730,833
Total Investments $ 10,324,126
Other Assets and Liabilities -  0.68% 70,423
TOTAL NET ASSETS - 100.00% $ 10,394,549
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,960 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Core Fixed Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $828,436 or 7.97% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,675 or 0.04% of net assets.
Portfolio Summary
Sector Percent
Mortgage Securities 24 .30%
Government 21 .21%
Financial 18 .59%
Utilities 9 .56%
Consumer, Non-cyclical 6 .67%
Asset Backed Securities 4 .10%
Communications 3 .97%
Industrial 3 .09%
Energy 2 .74%
Consumer, Cyclical 2 .36%
Technology 1 .57%
Basic Materials 0 .73%
Money Market Funds 0 .43%
Other Assets and Liabilities
0 .68%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 177,293 $ 1,669,377 $ 1,806,584 $ 40,086
$ 177,293 $ 1,669,377 $ 1,806,584 $ 40,086
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 3,172 $ — $ — $ —
$ 3,172 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 22,247 0.22%
Total $ 22,247 0.22%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.84% Shares Held Value (000's)
Money Market Funds - 3.84%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
1,418,409 $ 1,418
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
19,926,746 19,927
$ 21,345
TOTAL INVESTMENT COMPANIES $ 21,345
COMMON STOCKS - 0.01% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0.01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0.00%
Claire's Holdings LLC
(d),(e)
232 2
TOTAL COMMON STOCKS $ 32
PREFERRED STOCKS - 0.62% Shares Held Value (000's)
Sovereign - 0.62%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,451
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,451
BONDS - 68.09%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.02%
BAE Systems PLC
5.00%, 03/26/2027
(g)
$ 710 $ 700
Boeing Co/The
2.20%, 02/04/2026 2,780 2,593
3.75%, 02/01/2050 625 403
4.88%, 05/01/2025 845 835
6.26%, 05/01/2027
(g),(h)
660 662
6.53%, 05/01/2034
(g),(h)
160 161
Bombardier Inc
7.25%, 07/01/2031
(g)
40 40
7.50%, 02/01/2029
(g),( i )
275 281
8.75%, 11/15/2030
(g)
265 282
L3Harris Technologies Inc
5.05%, 06/01/2029 405 396
5.40%, 01/15/2027 625 624
Lockheed Martin Corp
5.70%, 11/15/2054 455 460
RTX Corp
4.13%, 11/16/2028 1,700 1,616
5.75%, 01/15/2029 600 609
6.10%, 03/15/2034 310 320
TransDigm Inc
4.88%, 05/01/2029 120 110
6.38%, 03/01/2029
(g)
620 615
6.63%, 03/01/2032
(g)
35 35
Triumph Group Inc
9.00%, 03/15/2028
(g)
445 461
$ 11,203
Agriculture - 0.41%
BAT Capital Corp
5.83%, 02/20/2031 305 305
6.00%, 02/20/2034 215 214
BAT International Finance PLC
5.93%, 02/02/2029 465 469
Philip Morris International Inc
4.88%, 02/13/2029 695 678
Reynolds American Inc
5.70%, 08/15/2035 635 610
$ 2,276
Airlines - 0.27%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 26 24
American Airlines Inc
8.50%, 05/15/2029
(g)
270 281
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc / AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
$ 40 $ 39
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
428 422
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
75 70
Southwest Airlines Co
5.25%, 05/04/2025 605 602
United Airlines Inc
4.38%, 04/15/2026
(g)
75 72
$ 1,510
Automobile Asset Backed Securities - 6.71%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 190 190
AmeriCredit Automobile Receivables Trust 2022-2
6.48%, 12/18/2025 103 103
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 1,273 1,274
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,495 1,499
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 852 852
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(g)
1,725 1,723
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(g)
1,515 1,514
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 965 965
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 999 997
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 277 277
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 1,580 1,576
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,600 1,595
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 408 408
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 681 680
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 790
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 1,060 1,062
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 684 683
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,950 1,953
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 1,700 1,701
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 473 472
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 117 117
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,670 1,675
6.18%, 02/16/2027 1,537 1,540
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 2,431 2,436
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 932 932

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 $ 1,285 $ 1,284
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(g)
1,690 1,688
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
1,500 1,499
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(g)
2,465 2,460
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 264 259
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 1,630 1,632
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 226 223
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 1,250 1,243
$ 37,302
Automobile Manufacturers - 0.93%
Cummins Inc
5.45%, 02/20/2054 240 231
Ford Motor Co
3.25%, 02/12/2032 330 266
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 254
5.80%, 03/08/2029 1,010 993
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(g)
450 450
General Motors Financial Co Inc
1.20%, 10/15/2024 475 465
1.25%, 01/08/2026 1,100 1,022
5.95%, 04/04/2034 225 220
Hyundai Capital America
5.25%, 01/08/2027
(g)
855 845
5.40%, 01/08/2031
(g)
125 122
6.50%, 01/16/2029
(g)
265 273
$ 5,164
Automobile Parts & Equipment - 0.16%
Dana Inc
5.38%, 11/15/2027 520 502
Phinia Inc
6.75%, 04/15/2029
(g)
270 271
Tenneco Inc
8.00%, 11/17/2028
(g)
125 117
$ 890
Banks - 10.97%
AIB Group PLC
5.87%, 03/28/2035
(g),(j)
615 595
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,549
Bank of America Corp
1.66%, 03/11/2027
(j)
1,250 1,160
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(j)
1,900 1,743
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(j)
2,010 1,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(j)
1,635 1,106
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
861 709
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(j)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.20%, 08/26/2024 $ 435 $ 433
4.83%, 07/22/2026
(j)
1,000 987
Secured Overnight Financing Rate + 1.75%
5.47%, 01/23/2035
(j)
590 574
Secured Overnight Financing Rate + 1.65%
Bank of Montreal
5.72%, 09/25/2028 580 586
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(j)
875 835
Secured Overnight Financing Rate + 1.61%
6.32%, 10/25/2029
(j)
245 253
Secured Overnight Financing Rate + 1.60%
Barclays PLC
2.28%, 11/24/2027
(j)
500 456
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(j)
1,100 1,066
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 491
6.50%, 09/13/2027
(j)
450 455
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(g),(j)
800 768
Secured Overnight Financing Rate + 2.07%
5.50%, 05/20/2030
(g),( i ),(j)
1,265 1,244
Secured Overnight Financing Rate + 1.59%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,096
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 614
3.79%, 03/17/2033
(j)
1,275 1,108
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(j)
1,195 1,192
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,519
Danske Bank A/S
5.43%, 03/01/2028
(g),(j)
970 961
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Deutsche Bank AG/New York NY
5.71%, 02/08/2028
(j)
1,165 1,154
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc /The
3.85%, 01/26/2027 2,403 2,305
5.70%, 11/01/2024 315 315
5.80%, 08/10/2026
(j)
500 500
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.55%, 03/04/2030
(j)
1,085 1,070
Secured Overnight Financing Rate + 1.46%
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,384
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(j)
390 384
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(j)
2,055 1,954
Secured Overnight Financing Rate + 2.08%
5.01%, 01/23/2030
(j)
265 259
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(j)
265 261
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(j)
725 703
Secured Overnight Financing Rate + 1.62%

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.77%, 04/22/2035
(j)
$ 376 $ 376
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(j)
675 683
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(j)
675 689
Secured Overnight Financing Rate + 1.57%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 1,892
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(j)
825 811
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(j)
4,490 4,158
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 879
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 3,500 3,405
5.00%, 11/24/2025 995 985
5.17%, 01/16/2030
(j)
300 294
Secured Overnight Financing Rate + 1.45%
5.47%, 01/18/2035
(j)
120 117
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(j)
180 180
Secured Overnight Financing Rate + 1.58%
PNC Financial Services Group Inc /The
5.68%, 01/22/2035
(j)
780 764
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(j)
571 606
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
4.95%, 02/01/2029 375 368
Standard Chartered PLC
2.82%, 01/30/2026
(g),(j)
430 419
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(j)
270 255
Secured Overnight Financing Rate + 1.57%
5.68%, 11/21/2029
(j)
480 485
Secured Overnight Financing Rate + 1.48%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 977
Truist Financial Corp
5.44%, 01/24/2030
(j)
410 402
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(j)
200 194
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
560 560
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(j)
290 304
Secured Overnight Financing Rate + 2.45%
UBS Group AG
1.36%, 01/30/2027
(g),(j)
460 424
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(j)
750 720
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(j)
320 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(g),(j)
775 762
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
5.70%, 02/08/2035
(g),(j)
$ 315 $ 305
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
UniCredit SpA
1.98%, 06/03/2027
(g),(j)
600 552
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
4.61%, 04/25/2053
(j)
485 404
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(j)
45 42
Secured Overnight Financing Rate + 2.10%
5.20%, 01/23/2030
(j)
500 490
Secured Overnight Financing Rate + 1.50%
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,845
$ 61,021
Beverages - 0.52%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 640 567
4.60%, 04/15/2048 955 825
Constellation Brands Inc
3.60%, 02/15/2028 1,095 1,024
4.80%, 01/15/2029 500 486
$ 2,902
Biotechnology - 0.39%
Amgen Inc
5.15%, 03/02/2028 530 525
5.60%, 03/02/2043 780 752
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 893
$ 2,170
Building Materials - 0.53%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),( i )
855 901
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
375 327
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(j)
525 563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
110 109
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
1,089 1,053
$ 2,953
Chemicals - 0.72%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 308
6.50%, 05/15/2026
(g)
150 143
Ecolab Inc
2.70%, 12/15/2051 1,070 644
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 285
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
200 175
NOVA Chemicals Corp
9.00%, 02/15/2030
(g)
80 83
OCP SA
6.75%, 05/02/2034
(g),(h)
1,860 1,830
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 338

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(g)
$ 200 $ 201
$ 4,007
Commercial Mortgage Backed Securities - 4 .26%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 396
BHMS 2018-ATLS
6.87%, 07/15/2035
(g)
2,300 2,298
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2021-XL2
6.12%, 10/15/2038
(g)
2,197 2,176
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
7.26%, 11/15/2028
(g)
1,250 1,249
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.08%, 12/09/2040
(g)
750 755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%
BX Trust 2024-BIO
6.96%, 02/15/2041
(g)
3,000 3,002
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
CAMB Commercial Mortgage Trust 2019-LIFE
6.69%, 12/15/2037
(g)
2,550 2,546
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,317
COMM 2013-CCRE6 Mortgage Trust
3.99%, 03/10/2046
(g),(k)
464 350
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,814
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.96%, 11/15/2047
(k),(l)
6,394 4
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.98%, 06/15/2047
(k),(l)
5,057 —
ORL Trust 2023-GLKS
7.67%, 10/19/2036
(g)
1,650 1,655
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.32%, 01/15/2039
(g)
1,700 1,682
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(g)
2,464 2,447
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
6.26%, 11/15/2036
(g)
1,000 992
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 23,683
Commercial Services - 0.68%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 387
Garda World Security Corp
6.00%, 06/01/2029
(g)
445 393
PayPal Holdings Inc
3.90%, 06/01/2027 800 769
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
$ 190 $ 186
United Rentals North America Inc
3.88%, 02/15/2031 125 109
4.88%, 01/15/2028 249 239
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
975 945
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
335 309
6.13%, 06/15/2025
(g)
201 200
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 264
$ 3,801
Computers - 0.46%
Apple Inc
4.65%, 02/23/2046 1,000 901
Dell International LLC / EMC Corp
6.10%, 07/15/2027 1,220 1,240
NCR Voyix Corp
5.13%, 04/15/2029
(g)
135 124
Seagate HDD Cayman
8.50%, 07/15/2031
(g)
25 27
9.63%, 12/01/2032 259 291
$ 2,583
Consumer Products - 0.18%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
820 792
7.00%, 12/31/2027
(g)
225 218
$ 1,010
Credit Card Asset Backed Securities - 2.33%
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 3,050 2,979
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 4,360 4,253
Discover Card Execution Note Trust
1.96%, 02/15/2027 4,090 3,975
3.56%, 07/15/2027 1,795 1,753
$ 12,960
Diversified Financial Services - 2.58%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
355 351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,178
3.00%, 10/29/2028 1,345 1,200
3.40%, 10/29/2033 150 122
6.10%, 01/15/2027 550 554
Air Lease Corp
1.88%, 08/15/2026 1,325 1,214
2.88%, 01/15/2026 1,195 1,137
Ally Financial Inc
5.80%, 05/01/2025 505 504
American Express Co
5.10%, 02/16/2028
(j)
685 677
Secured Overnight Financing Rate + 1.00%
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,681
Charles Schwab Corp/The
5.88%, 08/24/2026 425 429
Credit Acceptance Corp
6.63%, 03/15/2026
( i )
580 578
9.25%, 12/15/2028
(g)
60 64

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(m)
$ 815 $ 771
ILFC E-Capital Trust II
7.39%, 12/21/2065
(g)
555 446
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jefferies Financial Group Inc
6.20%, 04/14/2034 375 371
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 78
8.38%, 05/01/2028
(g)
230 242
Nuveen LLC
5.55%, 01/15/2030
(g)
695 690
5.85%, 04/15/2034
(g)
298 294
OneMain Finance Corp
3.50%, 01/15/2027 800 736
4.00%, 09/15/2030 65 55
6.63%, 01/15/2028 70 70
SLM Corp
3.13%, 11/02/2026 980 909
$ 14,351
Electric - 4.30%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 189
Alliant Energy Finance LLC
5.95%, 03/30/2029
(g)
305 308
Ameren Illinois Co
3.85%, 09/01/2032 189 168
Avangrid Inc
3.20%, 04/15/2025 1,115 1,087
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 993
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 118
3.75%, 01/15/2032
(g)
130 108
4.75%, 03/15/2028
(g)
575 542
CMS Energy Corp
3.00%, 05/15/2026 275 261
4.70%, 03/31/2043 110 93
Commonwealth Edison Co
4.00%, 03/01/2049 325 246
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 160 161
Dominion Energy Inc
3.07%, 08/15/2024
(k)
1,500 1,487
DTE Electric Co
3.65%, 03/01/2052 135 96
3.95%, 03/01/2049 100 77
DTE Energy Co
4.22%, 11/01/2024
(k)
1,000 991
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 155
3.75%, 06/01/2045 500 368
Duke Energy Florida LLC
6.20%, 11/15/2053 275 286
Edison International
4.70%, 08/15/2025 432 426
Elwood Energy LLC
8.16%, 07/05/2026 22 18
Eversource Energy
5.45%, 03/01/2028 535 531
FirstEnergy Corp
2.25%, 09/01/2030
( i )
640 517
Florida Power & Light Co
4.05%, 10/01/2044 615 493
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
295 280
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
ITC Holdings Corp
3.65%, 06/15/2024 $ 500 $ 499
4.95%, 09/22/2027
(g)
470 460
Louisville Gas and Electric Co
5.45%, 04/15/2033 309 306
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 676
National Rural Utilities Cooperative Finance Corp
5.00%, 02/07/2031 230 223
5.45%, 10/30/2025 185 185
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 394
5.75%, 09/01/2025 475 475
6.05%, 03/01/2025 105 105
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 65
7.25%, 01/15/2029
(g),( i )
235 238
Northern States Power Co/MN
5.10%, 05/15/2053 350 317
NRG Energy Inc
3.63%, 02/15/2031
(g)
375 318
3.88%, 02/15/2032
(g)
35 30
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 142
Oryx Funding Ltd
5.80%, 02/03/2031 200 197
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 411
5.55%, 05/15/2029 575 569
6.75%, 01/15/2053 280 289
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 456
Public Service Co of Colorado
4.50%, 06/01/2052 132 105
Public Service Enterprise Group Inc
5.85%, 11/15/2027 450 455
Southern California Edison Co
3.65%, 02/01/2050 810 564
4.20%, 03/01/2029 460 434
4.88%, 03/01/2049 500 424
5.65%, 10/01/2028 450 453
Southern Co/The
4.85%, 06/15/2028 1,450 1,413
5.50%, 03/15/2029 500 499
5.70%, 03/15/2034 1,000 997
Vistra Corp
7.00%, 12/15/2026
(f),(g),(j)
160 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 314
WEC Energy Group Inc
4.75%, 01/09/2026 400 394
5.00%, 09/27/2025 574 569
5.15%, 10/01/2027 417 413
5.60%, 09/12/2026 365 365
$ 23,911
Electrical Components & Equipment - 0.17%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 250
7.25%, 06/15/2028
(g)
705 716
$ 966
Electronics - 0.10%
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
130 132

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/2029
(g)
$ 405 $ 363
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
39 33
$ 528
Engineering & Construction - 0.32%
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(g)
283 280
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 714
IHS Holding Ltd
5.63%, 11/29/2026
(g)
305 280
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 525
$ 1,799
Entertainment - 0.99%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
990 883
6.50%, 02/15/2032
(g)
340 335
CCM Merger Inc
6.38%, 05/01/2026
(g)
860 858
Churchill Downs Inc
5.75%, 04/01/2030
(g)
525 500
Cinemark USA Inc
5.25%, 07/15/2028
(g),( i )
370 344
8.75%, 05/01/2025
(g)
99 99
International Game Technology PLC
5.25%, 01/15/2029
(g)
445 420
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 966
4.28%, 03/15/2032 425 366
5.05%, 03/15/2042 505 404
5.14%, 03/15/2052 205 157
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
195 198
$ 5,530
Environmental Control - 0.29%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
895 831
Waste Connections Inc
2.20%, 01/15/2032 545 433
4.20%, 01/15/2033 400 364
$ 1,628
Food - 1.09%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 265
4.63%, 01/15/2027
(g)
685 654
B&G Foods Inc
5.25%, 09/15/2027
( i )
185 171
8.00%, 09/15/2028
(g),( i )
230 238
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
610 616
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
85 87
JBS USA Holding Lux Sarl / JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 986
5.13%, 02/01/2028 975 947
Mars Inc
4.55%, 04/20/2028
(g)
550 535
4.75%, 04/20/2033
(g)
875 836
Pilgrim's Pride Corp
3.50%, 03/01/2032 100 82
4.25%, 04/15/2031 360 319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.50%, 09/15/2031
(g)
$ 320 $ 281
4.63%, 04/15/2030
(g)
35 32
$ 6,049
Forest Products & Paper - 0.04%
Inversiones CMPC SA
6.13%, 06/23/2033
(g),( i )
250 247
Gas - 0.20%
NiSource Inc
0.95%, 08/15/2025 1,000 941
5.25%, 03/30/2028 180 178
$ 1,119
Healthcare - Products - 0.07%
Boston Scientific Corp
4.55%, 03/01/2039 297 267
Medline Borrower LP
3.88%, 04/01/2029
(g)
115 103
$ 370
Healthcare - Services - 0.92%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 277
Centene Corp
2.63%, 08/01/2031 1,145 916
4.25%, 12/15/2027 405 382
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(g)
225 224
HCA Inc
3.13%, 03/15/2027 935 875
3.50%, 07/15/2051 470 305
5.45%, 04/01/2031 265 259
6.00%, 04/01/2054 195 186
Tenet Healthcare Corp
6.13%, 06/15/2030 310 305
6.75%, 05/15/2031
(g)
70 70
UnitedHealth Group Inc
4.75%, 05/15/2052 715 622
5.38%, 04/15/2054 375 356
5.88%, 02/15/2053 320 326
$ 5,103
Home Builders - 0.32%
Adams Homes Inc
9.25%, 10/15/2028
(g)
205 212
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 52
5.00%, 03/01/2028
(g)
1,285 1,217
Lennar Corp
4.75%, 05/30/2025 300 297
$ 1,778
Home Equity Asset Backed Securities - 0.15%
Chase Funding Trust Series 2003-5
6.03%, 07/25/2033 612 593
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.78%, 05/25/2035 162 139
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.17%, 03/25/2035 207 105
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 837
Insurance - 1.53%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
360 322
AIA Group Ltd
5.38%, 04/05/2034
(g)
300 287

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon North America Inc
5.15%, 03/01/2029 $ 1,250 $ 1,233
5.45%, 03/01/2034 265 259
5.75%, 03/01/2054 345 334
Arch Capital Group Ltd
3.64%, 06/30/2050 835 578
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 766
5.50%, 03/02/2033 100 98
6.50%, 02/15/2034 200 208
Athene Holding Ltd
6.25%, 04/01/2054 515 501
Chubb INA Holdings LLC
3.35%, 05/03/2026 619 595
Corebridge Financial Inc
5.75%, 01/15/2034 685 673
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,120
MetLife Inc
5.00%, 07/15/2052 350 312
SiriusPoint Ltd
7.00%, 04/05/2029 475 474
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(j)
800 773
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
$ 8,533
Internet - 0.22%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 450 364
Meta Platforms Inc
4.45%, 08/15/2052 390 325
Netflix Inc
4.88%, 04/15/2028 150 147
5.88%, 11/15/2028 385 393
$ 1,229
Investment Companies - 0.31%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 602
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 336
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 395 333
4.75%, 09/15/2024 165 164
5.25%, 05/15/2027 290 266
$ 1,701
Iron & Steel - 0.03%
Nucor Corp
3.85%, 04/01/2052 200 149
Leisure Products & Services - 0.42%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
250 271
Life Time Inc
5.75%, 01/15/2026
(g)
835 826
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 83
5.88%, 02/15/2027
(g)
160 156
NCL Finance Ltd
6.13%, 03/15/2028
(g)
635 620
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
375 365
$ 2,321
Lodging - 0.38%
Marriott International Inc /MD
5.00%, 10/15/2027 285 281
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Sands China Ltd
3.25%, 08/08/2031
( i )
$ 495 $ 404
4.30%, 01/08/2026 350 337
Station Casinos LLC
6.63%, 03/15/2032
(g)
210 206
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
940 867
$ 2,095
Machinery - Diversified - 0.37%
Ingersoll Rand Inc
5.40%, 08/14/2028 1,000 997
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
655 694
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 345
$ 2,036
Media - 0.67%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
409 332
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 580 406
Comcast Corp
5.50%, 11/15/2032 1,250 1,256
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 127
Directv Financing LLC
8.88%, 02/01/2030
(g)
40 39
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 70
DISH DBS Corp
7.38%, 07/01/2028 380 170
DISH Network Corp
11.75%, 11/15/2027
(g)
470 474
Paramount Global
4.20%, 05/19/2032
( i )
375 306
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
345 325
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 207
$ 3,712
Mining - 0.57%
Corp Nacional del Cobre de Chile
4.25%, 07/17/2042
(g)
200 151
Glencore Funding LLC
5.37%, 04/04/2029
(g)
1,350 1,326
6.13%, 10/06/2028
(g)
550 557
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
220 213
6.13%, 04/01/2029
(g)
110 107
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 162
New Gold Inc
7.50%, 07/15/2027
(g)
180 179
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
470 477
$ 3,172
Miscellaneous Manufacturers - 0.06%
Parker-Hannifin Corp
4.25%, 09/15/2027 360 348

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5.90%
Fannie Mae REMICS
0.61%, 08/25/2049
(l)
$ 6,281 $ 531
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 08/25/2043
(l)
1,288 103
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.71%, 12/25/2042
(l)
4,719 379
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.71%, 01/25/2048
(l)
1,794 169
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.76%, 03/25/2048
(l)
2,230 195
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.76%, 06/25/2048
(l)
2,412 238
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
421 13
3.00%, 09/25/2050
(l)
2,094 306
3.50%, 09/25/2027
(l)
639 23
3.50%, 11/25/2027
(l)
171 6
3.50%, 05/25/2028
(l)
174 5
4.00%, 04/25/2043
(l)
148 11
Freddie Mac REMICS
0.61%, 10/15/2046
(l)
2,913 274
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.71%, 06/25/2050
(l)
2,495 239
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 55 52
3.00%, 05/15/2027
(l)
330 9
3.00%, 10/15/2027
(l)
127 4
3.00%, 02/15/2029
(l)
647 18
3.50%, 02/15/2028
(l)
329 11
3.50%, 01/15/2040
(l)
138 1
3.50%, 03/15/2041
(l)
702 31
5.89%, 05/15/2049 2,446 2,398
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.17%, 04/20/2052
(l)
2,598 221
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.62%, 11/20/2040
(l)
1,227 108
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.62%, 12/16/2043
(l)
2,740 191
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.62%, 05/20/2046
(l)
292 30
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.67%, 11/20/2046
(l)
2,212 188
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.72%, 08/20/2044
(l)
1,037 98
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.72%, 03/20/2047
(l)
1,260 130
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.77%, 10/20/2045
(l)
1,026 93
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.77%, 08/20/2047
(l)
$ 4,174 $ 532
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.77%, 08/20/2047
(l)
1,464 136
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.77%, 08/20/2047
(l)
511 52
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.77%, 11/20/2047
(l)
742 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.82%, 06/20/2045
(l)
1,370 129
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.82%, 10/20/2047
(l)
1,920 201
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.87%, 08/20/2050
(l)
2,627 271
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.87%, 09/20/2050
(l)
2,807 292
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.87%, 11/20/2050
(l)
1,814 197
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.87%, 08/20/2051
(l)
1,671 180
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.12%, 04/20/2041
(l)
517 51
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,644 387
3.00%, 07/20/2050
(l)
575 90
3.00%, 11/20/2050
(l)
1,482 236
3.00%, 11/20/2050
(l)
2,185 344
3.00%, 11/20/2050
(l)
2,444 439
3.50%, 01/20/2043
(l)
1,963 312
3.50%, 10/20/2049
(l)
877 157
4.00%, 03/16/2039
(l)
146 2
4.00%, 09/20/2040
(l)
506 27
4.50%, 05/16/2043
(l)
811 140
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(k)
4,686 4,642
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(g),(k)
6,106 6,069
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(k)
3,000 2,975
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(g),(k)
4,051 4,009
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(k)
4,836 4,782
$ 32,802
Oil & Gas - 1.99%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,290 1,298
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
585 584
BP Capital Markets America Inc
4.70%, 04/10/2029 250 244
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 351
Comstock Resources Inc
6.75%, 03/01/2029
(g)
330 311

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Continental Resources Inc /OK
3.80%, 06/01/2024 $ 515 $ 514
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 264
Diamondback Energy Inc
5.40%, 04/18/2034 135 131
5.75%, 04/18/2054 460 439
5.90%, 04/18/2064 220 209
Ecopetrol SA
8.88%, 01/13/2033 250 256
Marathon Oil Corp
5.70%, 04/01/2034 275 266
6.60%, 10/01/2037 400 407
MEG Energy Corp
7.13%, 02/01/2027
(g)
165 166
Occidental Petroleum Corp
5.55%, 03/15/2026 975 970
5.88%, 09/01/2025 1,010 1,010
6.60%, 03/15/2046 455 469
Permian Resources Operating LLC
8.00%, 04/15/2027
(g)
410 421
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 172
Petroleos Mexicanos
6.70%, 02/16/2032 278 227
Puma International Financing SA
7.75%, 04/25/2029
(g),( i )
450 455
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 192
Southwestern Energy Co
4.75%, 02/01/2032 380 342
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 275 248
Transocean Inc
8.25%, 05/15/2029
(g)
405 403
8.50%, 05/15/2031
(g)
355 353
Vital Energy Inc
7.88%, 04/15/2032
(g)
180 183
9.75%, 10/15/2030 160 174
$ 11,059
Oil & Gas Services - 0.27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
915 896
Enerflex Ltd
9.00%, 10/15/2027
(g)
480 492
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g)
90 91
$ 1,479
Other Asset Backed Securities - 0.35%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(g)
1,772 1,744
Verizon Master Trust
1.53%, 07/20/2028 225 218
$ 1,962
Packaging & Containers - 0.80%
Berry Global Inc
5.65%, 01/15/2034
(g)
900 869
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 191
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
440 439
8.75%, 04/15/2030
(g)
300 290
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 368
Graphic Packaging International LLC
4.13%, 08/15/2024 125 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(g)
$ 205 $ 182
6.75%, 07/15/2026
(g)
625 616
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
420 428
Packaging Corp of America
5.70%, 12/01/2033 530 528
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(g)
400 390
$ 4,425
Pharmaceuticals - 1.57%
AbbVie Inc
2.60%, 11/21/2024 550 541
4.05%, 11/21/2039 1,000 847
4.95%, 03/15/2031 855 839
5.40%, 03/15/2054 115 111
AdaptHealth LLC
5.13%, 03/01/2030
(g)
395 336
6.13%, 08/01/2028
(g)
525 493
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
495 461
Bayer US Finance LLC
6.25%, 01/21/2029
(g)
400 402
Becton Dickinson & Co
4.69%, 02/13/2028 1,385 1,348
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 278
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 351
CVS Health Corp
5.05%, 03/25/2048 260 222
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
170 173
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 259
Owens & Minor Inc
4.50%, 03/31/2029
(g),( i )
202 181
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 460 428
Zoetis Inc
3.00%, 09/12/2027 660 612
4.45%, 08/20/2048 1,035 859
$ 8,741
Pipelines - 2.67%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
205 195
5.75%, 03/01/2027
(g)
155 152
Cheniere Energy Inc
5.65%, 04/15/2034
(g)
250 245
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,115
DT Midstream Inc
4.13%, 06/15/2029
(g)
910 825
Energy Transfer LP
3.75%, 05/15/2030 840 758
5.15%, 03/15/2045 1,625 1,396
5.55%, 02/15/2028 1,065 1,064
5.95%, 05/15/2054 225 212
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 451
4.20%, 01/31/2050 515 407
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
160 146
6.00%, 07/01/2025
(g)
89 89
6.38%, 04/01/2029
(g)
165 163
7.50%, 06/01/2027
(g)
535 545

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 $ 345 $ 350
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
450 406
5.63%, 02/15/2026
(g)
615 608
Kinder Morgan Inc
5.00%, 02/01/2029 520 507
5.40%, 02/01/2034
( i )
875 843
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
680 691
NuStar Logistics LP
5.75%, 10/01/2025 280 278
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 443
5.00%, 03/15/2027 275 271
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 337
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
135 139
9.50%, 02/01/2029
(g)
490 527
Williams Cos Inc /The
4.55%, 06/24/2024 1,225 1,223
5.40%, 03/02/2026 475 473
$ 14,859
Private Equity - 0.15%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g),( i )
425 395
3.75%, 09/15/2030
(g),( i )
268 222
8.00%, 06/15/2027
(g)
215 221
$ 838
REITs - 0.98%
American Tower Corp
1.30%, 09/15/2025 445 420
5.50%, 03/15/2028 335 333
Crown Castle Inc
5.80%, 03/01/2034 350 347
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 1,245 1,077
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
315 279
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
373 333
Mid-America Apartments LP
2.88%, 09/15/2051 646 387
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
395 361
5.88%, 10/01/2028
(g)
25 24
7.50%, 06/01/2025
(g)
230 230
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 225
4.13%, 08/15/2030
(g)
865 771
XHR LP
4.88%, 06/01/2029
(g)
546 498
6.38%, 08/15/2025
(g)
165 165
$ 5,450
Retail - 0.54%
Bath & Body Works Inc
5.25%, 02/01/2028 970 933
6.63%, 10/01/2030
(g)
200 200
9.38%, 07/01/2025
(g)
41 43
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
$ 800 $ 784
Patrick Industries Inc
4.75%, 05/01/2029
(g)
240 218
7.50%, 10/15/2027
(g)
480 486
$ 2,976
Semiconductors - 0.86%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 58
3.42%, 04/15/2033
(g)
1,905 1,600
Intel Corp
5.15%, 02/21/2034 270 260
Marvell Technology Inc
5.95%, 09/15/2033 250 252
Micron Technology Inc
5.30%, 01/15/2031 790 775
6.75%, 11/01/2029 370 389
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 994
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 131
3.15%, 05/01/2027 140 131
Skyworks Solutions Inc
1.80%, 06/01/2026 235 217
$ 4,807
Software - 1.53%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
495 469
9.00%, 09/30/2029
(g)
55 53
Fiserv Inc
3.20%, 07/01/2026 1,000 952
Intuit Inc
5.50%, 09/15/2053 300 293
Microsoft Corp
2.53%, 06/01/2050 750 459
Open Text Corp
3.88%, 02/15/2028
(g)
75 68
3.88%, 12/01/2029
(g)
320 280
Oracle Corp
2.50%, 04/01/2025 270 262
2.80%, 04/01/2027 525 488
3.95%, 03/25/2051 670 479
6.15%, 11/09/2029 370 382
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 936
4.00%, 04/14/2032 410 367
4.95%, 03/28/2028 500 489
VMware LLC
1.40%, 08/15/2026 1,500 1,364
1.80%, 08/15/2028 1,360 1,166
$ 8,507
Sovereign - 0.43%
Bahrain Government International Bond
7.50%, 02/12/2036
(g)
300 298
Colombia Government International Bond
8.00%, 11/14/2035 600 605
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 353
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 321
Mexico Government International Bond
4.75%, 03/08/2044 450 355
Peruvian Government International Bond
5.63%, 11/18/2050 200 186
Republic of Poland Government International Bond
5.50%, 04/04/2053 195 185

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Saudi Government International Bond
5.00%, 01/18/2053
(g)
$ 500 $ 422
$ 2,725
Telecommunications - 1.95%
AT&T Inc
1.65%, 02/01/2028 850 743
2.30%, 06/01/2027 450 410
2.55%, 12/01/2033 535 413
2.75%, 06/01/2031 315 264
3.50%, 09/15/2053 2,668 1,759
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(g)
190 192
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
320 317
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(g)
505 504
T-Mobile USA Inc
2.40%, 03/15/2029 910 791
2.55%, 02/15/2031 650 539
2.63%, 04/15/2026 550 520
3.50%, 04/15/2025 715 700
3.50%, 04/15/2031 1,800 1,583
4.85%, 01/15/2029 500 487
6.00%, 06/15/2054 250 251
Verizon Communications Inc
2.55%, 03/21/2031 1,131 939
2.88%, 11/20/2050 220 134
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 298
$ 10,844
Transportation - 0.24%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 154
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
GN Bondco LLC
9.50%, 10/15/2031
(g),( i )
15 14
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
430 433
Norfolk Southern Corp
5.35%, 08/01/2054 450 420
RXO Inc
7.50%, 11/15/2027
(g)
295 299
$ 1,329
Trucking & Leasing - 0.10%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 575
Water - 0.06%
Essential Utilities Inc
2.70%, 04/15/2030 400 340
TOTAL BONDS $ 378,665
SENIOR FLOATING RATE INTERESTS
- 1.53%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.01%
TransDigm Inc
8.56%, 02/14/2031
(n)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Airlines - 0.21%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(n)
204 212
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
8.07%, 02/15/2031
(n)
$ 135 $ 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.05%, 01/31/2031
(n)
810 811
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,159
Automobile Parts & Equipment - 0.01%
Tenneco Inc
10.17%, 11/17/2028
(n)
65 64
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Building Materials - 0.01%
MIWD Holdco II LLC
0.00%, 03/21/2031
(n),(o)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0.09%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(n)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp
9.58%, 02/01/2029
(n)
283 284
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 494
Computers - 0.16%
Virtusa Corp
8.62%, 02/11/2028
(n)
884 886
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Entertainment - 0.07%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(n)
397 397
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0.04%
Fiesta Purchaser Inc
9.32%, 01/31/2031
(n)
245 246
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0.09%
Medline Borrower LP
8.07%, 10/23/2028
(n)
505 506
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.15%
Fertitta Entertainment LLC/NV
9.07%, 01/27/2029
(n)
841 842
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0.22%
CSC Holdings LLC
7.94%, 04/15/2027
(n)
629 529
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.68%, 08/02/2029
(n)
681 681
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 1,210

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.09%
Arsenal AIC Parent LLC
8.51%, 08/18/2030
(n)
$ 473 $ 476
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Packaging & Containers - 0.04%
Valcour Packaging LLC
9.19%, 09/30/2028
(n)
351 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Pharmaceuticals - 0.14%
Jazz Financing Lux Sarl
7.87%, 05/05/2028
(n)
797 801
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Retail - 0.20%
Foundation Building Materials Inc
8.76%, 01/24/2031
(n)
90 91
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
1,035 1,036
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,127
TOTAL SENIOR FLOATING RATE INTERESTS $ 8,494
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 28.79%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.29%
3.00%, 01/01/2043 $ 1,229 $ 1,057
3.00%, 02/01/2043 579 498
3.00%, 03/01/2043 244 210
4.00%, 02/01/2046 2,500 2,294
4.50%, 04/01/2031 224 219
4.50%, 04/01/2041 1,480 1,409
5.00%, 06/01/2031 154 152
5.50%, 05/01/2033 19 18
5.50%, 12/01/2033 273 273
5.50%, 11/01/2036 275 272
5.50%, 04/01/2038 60 59
5.50%, 08/01/2038 146 146
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 8 8
6.00%, 12/01/2032 8 8
6.00%, 02/01/2033 40 40
6.00%, 12/01/2033 17 17
6.00%, 10/01/2036 71 72
6.00%, 07/01/2038 337 342
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 10/01/2035 20 20
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 5 5
7.50%, 09/01/2030 1 —
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 31 31
$ 7,165
Federal National Mortgage Association (FNMA) - 0.18%
5.00%, 07/01/2044 832 812
5.60%, 07/01/2033 205 205
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 1,017
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.33%
2.00%, 12/01/2035 $ 1,360 $ 1,181
2.00%, 03/01/2036 1,669 1,450
2.00%, 01/01/2051 4,228 3,304
2.00%, 02/01/2051 5,629 4,352
2.00%, 03/01/2051 3,711 2,897
2.00%, 11/01/2051 4,629 3,554
2.00%, 11/01/2051 4,216 3,238
2.00%, 12/01/2051 4,249 3,251
2.00%, 05/01/2052 3,098 2,392
2.50%, 04/01/2028 528 503
2.50%, 06/01/2028 40 38
2.50%, 09/01/2029 148 139
2.50%, 06/01/2035 306 271
2.50%, 08/01/2035 726 651
2.50%, 02/01/2051 2,771 2,252
2.50%, 07/01/2051 3,122 2,510
2.50%, 09/01/2051 4,054 3,279
2.50%, 09/01/2051 1,394 1,124
2.50%, 11/01/2051 1,900 1,534
2.50%, 01/01/2052 1,942 1,575
2.50%, 04/01/2052 3,267 2,615
3.00%, 10/01/2029 28 27
3.00%, 09/01/2032 60 56
3.00%, 12/01/2040 104 90
3.00%, 04/01/2043 194 167
3.00%, 05/01/2043 359 308
3.00%, 08/01/2043 1,293 1,110
3.00%, 11/01/2046 2,467 2,095
3.00%, 03/01/2048 877 739
3.00%, 12/01/2048 61 51
3.00%, 11/01/2050 781 659
3.00%, 03/01/2052 5,387 4,527
3.50%, 02/01/2033 11 10
3.50%, 01/01/2044 621 557
3.50%, 11/01/2044 1,239 1,108
3.50%, 04/01/2047 77 68
3.50%, 10/01/2047 33 29
3.50%, 11/01/2047 894 792
3.50%, 03/01/2048 17 15
3.50%, 04/01/2052 2,793 2,422
3.50%, 06/01/2052 3,305 2,852
4.00%, 02/01/2031 79 76
4.00%, 03/01/2034 264 251
4.00%, 05/01/2047 2,251 2,054
4.00%, 06/01/2048 7 6
4.00%, 08/01/2052 2,249 2,020
4.50%, 06/01/2044 312 295
4.50%, 05/01/2053 1,817 1,685
4.50%, 07/01/2053 773 722
5.00%, 06/01/2048 570 552
5.00%, 09/01/2052 1,435 1,374
5.00%, 04/01/2053 2,435 2,333
5.00%, 06/01/2053 2,610 2,493
5.50%, 07/01/2033 20 20
5.50%, 09/01/2033 50 49
5.50%, 05/01/2040 84 83
5.50%, 05/01/2053 2,842 2,777
5.50%, 11/01/2053 2,076 2,034
5.50%, 11/01/2053 1,959 1,911
5.50%, 05/01/2054
(p)
1,410 1,368
6.00%, 02/01/2038 59 59
6.00%, 05/01/2038 27 27
6.00%, 08/01/2038 127 128
6.00%, 08/01/2038 54 54
6.00%, 01/01/2053 4,147 4,201
6.00%, 05/01/2054
(p)
4,000 3,963
6.50%, 12/01/2031 2 2

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 02/01/2032 $ 1 $ 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 109 112
6.50%, 12/01/2037 93 95
6.50%, 02/01/2038 140 144
6.50%, 09/01/2038 160 166
6.50%, 05/01/2054
(p)
5,450 5,491
7.00%, 03/01/2032 11 12
7.50%, 08/01/2032 3 3
$ 96,354
Government National Mortgage Association (GNMA) - 7.51%
2.00%, 07/20/2051 2,413 1,900
2.00%, 11/20/2051 1,248 982
2.50%, 06/20/2050 1,168 960
2.50%, 04/20/2051 1,358 1,115
2.50%, 05/20/2051 1,626 1,333
3.00%, 06/20/2043 978 849
3.00%, 01/20/2045 362 315
3.00%, 06/20/2046 178 154
3.00%, 07/20/2046 764 659
3.00%, 11/20/2046 1,192 1,029
3.00%, 09/20/2051 2,376 2,024
3.50%, 03/15/2042 495 448
3.50%, 04/15/2042 417 378
3.50%, 09/20/2044 48 43
3.50%, 09/20/2047 602 539
3.50%, 06/20/2048 757 673
3.50%, 04/20/2052 2,181 1,921
4.00%, 01/20/2048 1,748 1,604
4.00%, 04/20/2052 372 337
4.50%, 06/20/2025 127 127
4.50%, 09/15/2039 154 146
4.50%, 03/15/2040 649 619
4.50%, 09/20/2052 1,780 1,660
5.00%, 11/15/2033 568 561
5.00%, 06/15/2034 8 8
5.00%, 02/15/2042 442 437
5.00%, 12/20/2052 1,278 1,224
5.00%, 02/20/2053 1,875 1,797
5.50%, 05/20/2035 22 22
5.50%, 02/15/2038 218 220
5.50%, 05/20/2054
(p)
6,050 5,931
6.00%, 07/20/2028 6 6
6.00%, 11/20/2028 6 6
6.00%, 01/20/2029 7 7
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 12 12
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 4 4
6.00%, 02/15/2033 15 15
6.00%, 12/15/2033 9 9
6.00%, 06/20/2054
(p)
7,125 7,110
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 25 25
6.50%, 05/20/2054
(p)
4,450 4,506
7.00%, 06/15/2031 3 3
7.00%, 06/15/2032 19 19
8.00%, 01/20/2031 2 2
$ 41,746
U.S. Treasury - 0.89%
1.88%, 11/15/2051 1,300 721
3.88%, 08/15/2040
(q)
4,720 4,222
$ 4,943
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 1.59%
5.20%, 11/29/2024
(r)
$ 9,135 $ 8,862
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 160,087
Total Investments $ 572,074
Other Assets and Liabilities -  (2.88)% (15,989)
TOTAL NET ASSETS - 100.00% $ 556,085
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,278 or
1.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $141,599 or 25.46% of net assets.
(h) Security purchased on a when-issued basis.
( i ) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,041 or 1.09% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after April 30, 2024, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,734 or 0.67% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 36.47%
Financial 16.52%
Asset Backed Securities 9.54%
Consumer, Non-cyclical 6.19%
Industrial 5.06%
Energy 4.94%
Consumer, Cyclical 4.65%
Utilities 4.56%
Money Market Funds 3.84%
Government 3.59%
Communications 3.06%
Technology 3.01%
Basic Materials 1.45%
Other Assets and Liabilities
(2.88)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 10,531 $ 142,154 $ 132,758 $ 19,927
$ 10,531 $ 142,154 $ 132,758 $ 19,927
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 230 $ — $ — $ —
$ 230 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Long 223 $ 23,959 $ (386)
US 10 Year Ultra Note; June 2024 Long 114 12,565 (446)
US 2 Year Note; June 2024 Long 97 19,658 (187)
US 5 Year Note; June 2024 Long 419 43,887 (975)
US Long Bond; June 2024 Long 382 43,476 (2,222)
US Ultra Bond; June 2024 Long 25 2,989 (203)
Total $ (4,419)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10.04% Shares Held Value (000's)
Closed-End Funds - 2.21%
Cliffwater Enhanced Lending Fund 2,672,811 $ 29,134
Variant Alternative Income Fund 1,032,702 29,442
$ 58,576
Exchange-Traded Funds - 3.19%
iShares Broad USD High Yield Corporate Bond
ETF
423,625 15,225
iShares Core U.S. Aggregate Bond ETF 88,450 8,423
iShares iBoxx $ High Yield Corporate Bond ETF 246,000 18,767
iShares J.P. Morgan USD Emerging Markets Bond
ETF
96,950 8,449
Vanguard Intermediate-Term Corporate Bond ETF 431,375 33,803
$ 84,667
Money Market Funds - 4.64%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
8,836,420 8,836
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
114,348,952 114,349
$ 123,185
TOTAL INVESTMENT COMPANIES $ 266,428
COMMON STOCKS - 2.44% Shares Held Value (000's)
Distribution & Wholesale - 0.37%
ATD New Holdings Inc
(d)
385,347 $ 9,730
Entertainment - 0.04%
Crown Finance US Inc - 1145 Shares
(d)
360 7
Crown Finance US Inc - 4A2 Shares
(d)
53,754 1,017
$ 1,024
Iron & Steel - 0.63%
Specialty Steel Holdings, Inc.
(d),(e)
87 16,720
Mining - 1.18%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 1,692
Burgundy Diamond Mines Ltd
(d)
11,967,877 1,472
Real Alloy Holding Inc
(e)
362 28,248
$ 31,412
Miscellaneous Manufacturers - 0.21%
Utex Industries
(d)
120,675 5,581
Utex Industries - Warrants
(d),(e)
53,725 6
$ 5,587
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 3
Bright Bidco - 4A2 Shares
(d)
14,600 4
$ 7
Software - 0.01%
Avaya Holdings Corp
(d)
12,271 51
Avaya Holdings Corp
(d)
58,250 243
Skillsoft Corp
(d)
11,541 83
$ 377
TOTAL COMMON STOCKS $ 64,857
PREFERRED STOCKS - 1.00% Shares Held Value (000's)
Banks - 0.14%
KeyCorp 6.13%, 12/15/2026
(g)
46,140 $ 1,064
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,416
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
10,000 253
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 101
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 811
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
$ 3,645
Diversified Financial Services - 0.09%
Affiliated Managers Group Inc 4.75%,
09/30/2060
(h)
2,874 53
Affiliated Managers Group Inc 5.88%,
03/30/2059
(h)
7,463 165
Capital One Financial Corp 4.80%, 06/01/2025
(g),(h)
13,934 256
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 40
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Voya Financial Inc 5.35%, 09/15/2029
(g),(h)
77,215 $ 1,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,370
Electric - 0.33%
CMS Energy Corp 5.88%, 03/01/2079 189,839 4,613
DTE Energy Co 4.38%, 12/01/2081 6,005 119
DTE Energy Co 5.25%, 12/01/2077
(h)
35,000 790
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 198
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,494
Southern Co/The 5.25%, 12/01/2077 30,863 696
$ 8,910
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(g),(i)
10,000 965
Insurance - 0.05%
Allstate Corp/The 4.75%, 01/15/2025
(g)
4,065 84
Allstate Corp/The 5.10%, 10/15/2024
(g)
8,460 181
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 89
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 478
Prudential Financial Inc 5.95%, 09/01/2062
(h)
18,078 453
$ 1,285
REITs - 0.33%
Kimco Realty Corp 5.25%, 05/31/2024
(g)
5,967 133
Prologis Inc 8.54%, 11/13/2026
(g)
69,816 3,770
Public Storage 3.95%, 08/17/2026
(g)
6,233 107
Public Storage 4.00%, 06/16/2026
(g)
83,260 1,480
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,465
Public Storage 4.63%, 06/17/2025
(g)
14,712 303
Public Storage 4.70%, 11/15/2024
(g)
25,200 521
Public Storage 5.60%, 05/31/2024
(g)
38,030 938
$ 8,717
Sovereign - 0.02%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 690
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 26,582
BONDS - 67.49%
Principal
Amount (000's) Value (000's)
Advertising - 0.42%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(i)
$ 1,650 $ 1,618
9.00%, 09/15/2028
(h),(i)
1,680 1,727
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 97
JCDecaux SE
2.63%, 04/24/2028 EUR 100 102
MMS USA Holdings Inc
1.25%, 06/13/2028 100 97
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 93
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
1,350 1,202
4.63%, 03/15/2030
(i)
2,250 1,986
5.00%, 08/15/2027
(h),(i)
4,225 4,021
WPP Finance SA
4.13%, 05/30/2028 EUR 100 108
$ 11,051
Aerospace & Defense - 1.06%
Airbus SE
1.63%, 06/09/2030 100 96
3.15%, 04/10/2027
(i)
$ 150 142
BAE Systems PLC
3.40%, 04/15/2030
(i)
200 178
5.50%, 03/26/2054
(i)
257 245

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Boeing Co/The
2.95%, 02/01/2030 $ 200 $ 168
3.10%, 05/01/2026 200 188
3.38%, 06/15/2046 579 360
4.88%, 05/01/2025 100 99
5.15%, 05/01/2030 697 659
5.71%, 05/01/2040 150 136
5.81%, 05/01/2050 200 177
5.93%, 05/01/2060 708 619
6.26%, 05/01/2027
(i),(j)
535 537
6.86%, 05/01/2054
(i),(j)
643 645
7.01%, 05/01/2064
(i),(j)
501 501
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(i)
1,990 1,980
GE Capital Funding LLC
4.55%, 05/15/2032 200 188
General Dynamics Corp
4.25%, 04/01/2050 125 103
General Electric Co
1.88%, 05/28/2027 EUR 200 203
HEICO Corp
5.35%, 08/01/2033 $ 100 98
L3Harris Technologies Inc
5.05%, 04/27/2045 100 90
5.25%, 06/01/2031 655 638
5.40%, 01/15/2027 100 100
5.40%, 07/31/2033 1,054 1,027
Lockheed Martin Corp
2.80%, 06/15/2050 150 94
4.45%, 05/15/2028 754 734
4.75%, 02/15/2034 100 96
4.95%, 10/15/2025 150 149
5.90%, 11/15/2063 100 104
Northrop Grumman Corp
4.95%, 03/15/2053 440 390
5.15%, 05/01/2040 150 141
5.20%, 06/01/2054 592 544
5.25%, 05/01/2050 100 93
RTX Corp
3.75%, 11/01/2046 150 110
4.15%, 05/15/2045 150 118
4.45%, 11/16/2038 200 173
5.00%, 02/27/2026 200 198
5.38%, 02/27/2053 868 809
5.75%, 01/15/2029 200 203
6.40%, 03/15/2054 574 616
TransDigm Inc
4.63%, 01/15/2029 25 23
4.88%, 05/01/2029 2,200 2,024
5.50%, 11/15/2027 5,550 5,394
6.63%, 03/01/2032
(i)
3,500 3,494
6.88%, 12/15/2030
(i)
1,760 1,772
7.13%, 12/01/2031
(i)
1,775 1,809
$ 28,265
Agriculture - 0.13%
Altria Group Inc
2.35%, 05/06/2025 300 290
3.70%, 02/04/2051 100 66
4.00%, 02/04/2061 100 68
5.95%, 02/14/2049 100 96
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 188
4.50%, 08/15/2033 100 93
BAT Capital Corp
6.42%, 08/02/2033 300 308
7.08%, 08/02/2043 100 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT International Finance PLC
4.00%, 11/23/2055 GBP 100 $ 81
5.93%, 02/02/2029 $ 200 202
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 104
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 94
Cargill Inc
4.76%, 11/23/2045
(i)
100 87
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
600 583
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 84
Philip Morris International Inc
0.80%, 08/01/2031 100 86
2.88%, 05/14/2029 100 102
4.75%, 02/12/2027 $ 200 197
4.88%, 02/15/2028 200 197
5.25%, 09/07/2028 75 75
5.50%, 09/07/2030 100 100
5.63%, 09/07/2033 200 199
$ 3,404
Airlines - 0.24%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 10/15/2029 135 123
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,207
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 12/15/2032
(i)
82 73
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(i)
123 112
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
940 798
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,300 1,219
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
65 65
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 111
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 99
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 01/15/2036 100 99
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h),(i)
900 696
9.50%, 06/01/2028
(h),(i)
1,925 1,724
$ 6,326
Apparel - 0.11%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
1,925 1,916
Kering SA
0.75%, 05/13/2028 EUR 100 96
3.63%, 09/05/2027 100 107
3.63%, 09/05/2031 100 106
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 285
NIKE Inc
3.25%, 03/27/2040 $ 100 77
3.38%, 03/27/2050 100 71
Tapestry Inc
3.05%, 03/15/2032 100 79

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
VF Corp
4.25%, 03/07/2029 EUR 100 $ 102
$ 2,839
Automobile Asset Backed Securities - 0.85%
AmeriCredit Automobile Receivables Trust 2022-2
6.48%, 12/18/2025 $ 105 105
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 935 937
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,680 1,679
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(i)
1,525 1,523
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 769 751
GM Financial Automobile Leasing Trust 2022-3
4.01%, 09/22/2025 971 968
GM Financial Automobile Leasing Trust 2023-3
5.78%, 01/20/2026 984 985
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,465 1,460
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 4,000 3,770
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 644 644
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 1,034 1,032
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 990
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 595 596
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 1,432 1,435
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 869 869
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(i)
1,490 1,489
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(i)
1,425 1,424
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 811 797
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,040 1,040
$ 22,494
Automobile Manufacturers - 0.87%
American Honda Finance Corp
4.70%, 01/12/2028 200 196
BMW Finance NV
3.63%, 05/22/2035 EUR 150 160
BMW US Capital LLC
2.80%, 04/11/2026
(i)
$ 200 190
3.75%, 04/12/2028
(i)
200 189
Cummins Inc
4.90%, 02/20/2029 322 318
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 210
3.65%, 04/07/2027
(i)
200 190
5.13%, 01/19/2028
(h),(i)
456 450
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 107
Ford Motor Co
4.75%, 01/15/2043 $ 912 718
5.29%, 12/08/2046 200 168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
2.90%, 02/10/2029 $ 200 $ 173
3.38%, 11/13/2025 200 192
4.00%, 11/13/2030 4,400 3,835
4.27%, 01/09/2027 300 286
4.45%, 02/14/2030 EUR 100 107
5.80%, 03/05/2027 $ 375 373
6.80%, 11/07/2028 1,090 1,114
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(i)
875 875
General Motors Co
6.13%, 10/01/2025 200 201
6.25%, 10/02/2043 200 195
General Motors Financial Co Inc
2.70%, 06/10/2031 701 568
4.30%, 02/15/2029 EUR 100 108
5.75%, 02/08/2031 $ 311 307
5.80%, 06/23/2028 200 200
5.80%, 01/07/2029 1,920 1,915
5.85%, 04/06/2030 817 814
5.95%, 04/04/2034 526 515
6.10%, 01/07/2034 25 25
6.40%, 01/09/2033 100 102
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 73
Honda Canada Finance Inc
4.87%, 09/23/2027 100 73
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 86
Hyundai Capital America
5.35%, 03/19/2029
(i)
696 684
5.68%, 06/26/2028
(i)
250 249
5.80%, 06/26/2025
(i)
511 510
6.50%, 01/16/2029
(i)
504 519
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
200 196
5.05%, 08/03/2033
(i)
150 145
5.38%, 11/26/2025
(i)
1,184 1,182
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 199
Mercedes-Benz International Finance BV
3.50%, 05/30/2026 300 321
Nissan Motor Co Ltd
3.52%, 09/17/2025
(i)
$ 200 193
4.81%, 09/17/2030
(i)
200 182
PACCAR Financial Corp
4.45%, 03/30/2026 200 197
PACCAR Financial Europe BV
2.38%, 03/15/2025 GBP 100 122
RCI Banque SA
1.13%, 01/15/2027 EUR 100 99
1.75%, 04/10/2026 100 102
Stellantis Finance US Inc
5.63%, 01/12/2028
(i)
$ 200 202
Stellantis NV
1.25%, 06/20/2033 EUR 150 127
2.75%, 05/15/2026 100 104
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 141
Toyota Motor Corp
1.34%, 03/25/2026 $ 200 186
5.28%, 07/13/2026 200 200
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 177
3.38%, 04/01/2030 100 90
3.85%, 07/24/2030 EUR 100 108
5.25%, 09/11/2028 $ 200 200

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Finance Netherlands BV
0.75%, 12/19/2025 GBP 100 $ 116
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 108
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 191
Volkswagen Financial Services NV
1.13%, 07/05/2026 GBP 100 114
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(i)
$ 200 182
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 87
3.50%, 06/17/2025
(g),(k)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
3.75%
3.88%, 03/29/2026 200 213
4.13%, 11/16/2038 100 107
4.38%, 03/28/2031
(g),(k)
100 97
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(k)
100 103
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(k)
100 106
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volvo Treasury AB
3.88%, 08/29/2026 200 214
$ 23,211
Automobile Parts & Equipment - 0.52%
Aptiv PLC
1.60%, 09/15/2028 100 98
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 100 84
Clarios Global LP / Clarios US Finance Co
8.50%, 05/15/2027
(i)
455 456
Continental AG
2.50%, 08/27/2026 EUR 200 208
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 7,026 5,803
Magna International Inc
4.38%, 03/17/2032 EUR 100 111
Phinia Inc
6.75%, 04/15/2029
(i)
$ 750 753
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
7,135 6,112
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 108
$ 13,733
Banks - 12.17%
ABN AMRO Bank NV
2.47%, 12/13/2029
(i),(k)
$ 200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 108
4.50%, 11/21/2034 100 112
4.80%, 04/18/2026
(i)
$ 200 195
AIB Group PLC
2.25%, 07/03/2025 EUR 100 105
4.63%, 07/23/2029
(k)
100 109
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(k)
EUR 100 $ 99
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
2.95%, 07/22/2030
(i),(k)
$ 300 288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.29%
4.20%, 03/31/2026 AUD 300 192
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(k),(l)
$ 2,600 2,602
USD Swap Rate NY 5 Year + 5.17%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(k)
EUR 1,500 1,676
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(k)
1,100 1,240
Euribor Swap Rate 1 Year + 5.58%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(k)
200 199
3 Month Euro Interbank Offered Rate +
0.52%
4.63%, 01/13/2031
(k)
100 110
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(k)
100 111
Euribor Swap Rate 5 Year + 2.80%
9.38%, 03/19/2029
(g),(k),(l)
$ 1,500 1,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco do Brasil SA/Cayman
8.75%, 10/15/2024
(g),(k),(l)
3,425 3,432
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(k),(l)
275 272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(k),(l)
2,600 2,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander Chile
3.18%, 10/26/2031 150 129
Banco Santander SA
0.20%, 02/11/2028 EUR 100 94
1.72%, 09/14/2027
(k)
$ 200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(k)
200 162
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 03/24/2025 200 196
3.75%, 01/16/2026 EUR 200 213
3.75%, 01/09/2034 100 106
3.88%, 01/16/2028 100 107
4.75%, 08/30/2028
(k)
GBP 100 122
Generic Britain 1 Year Government Bond +
2.50%
5.59%, 08/08/2028 $ 1,200 1,193
6.35%, 03/14/2034 2,400 2,341
6.92%, 08/08/2033 800 813
6.94%, 11/07/2033 600 642
9.63%, 11/21/2028
(g),(k),(l)
2,400 2,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
$ 3,381 $ 3,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 197
Bank of America Corp
0.25%, 06/12/2026 CHF 300 318
0.98%, 09/25/2025
(k)
$ 1,474 1,445
Secured Overnight Financing Rate + 0.91%
1.10%, 05/24/2032
(k)
EUR 100 89
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 95
3 Month Euro Interbank Offered Rate +
0.91%
1.92%, 10/24/2031
(k)
$ 200 159
Secured Overnight Financing Rate + 1.37%
2.46%, 10/22/2025
(k)
2,820 2,774
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.59%, 04/29/2031
(k)
200 168
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 17
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(k)
300 189
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 1,009 742
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,530 1,418
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 140
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(k)
EUR 200 213
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037 $ 2,429 2,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
3.95%, 01/23/2049
(k)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(k)
1,556 1,446
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,410 1,161
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.24%, 04/24/2038
(k)
200 172
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 194
4.38%, 01/27/2027
(g),(k)
4,000 3,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
863 796
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 175
4.83%, 07/22/2026
(k)
300 296
Secured Overnight Financing Rate + 1.75%
5.02%, 07/22/2033
(k)
200 191
Secured Overnight Financing Rate + 2.16%
5.20%, 04/25/2029
(k)
100 98
Secured Overnight Financing Rate + 1.63%
5.82%, 09/15/2029
(k)
100 101
Secured Overnight Financing Rate + 1.57%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.87%, 09/15/2034
(k)
$ 100 $ 100
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(k)
300 301
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 969 986
6.13%, 04/27/2027
(g),(k)
3,900 3,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 401
Bank of Georgia JSC
9.50%, 07/16/2029
(g),(i),(k)
2,500 2,473
USD SOFR ICE Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(k)
EUR 100 100
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(k)
100 109
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 200 140
4.70%, 09/14/2027 $ 200 195
5.04%, 05/29/2028 CAD 200 146
7.70%, 05/26/2084
(k)
$ 800 799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(k)
5,588 5,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.41%, 07/24/2026
(k)
100 99
Secured Overnight Financing Rate + 1.35%
4.60%, 07/26/2030
(k)
200 192
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(k)
2,000 1,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
100 99
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(k)
100 95
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 92
1.85%, 11/02/2026 CAD 300 202
1.95%, 02/02/2027 $ 100 91
3.63%, 10/27/2081
(k)
1,500 1,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 196
4.59%, 05/04/2037
(k)
1,635 1,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
5.65%, 02/01/2034 851 847
8.00%, 01/27/2084
(k)
3,000 3,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
1,000 1,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,116 1,087
5.13%, 06/11/2030 1,495 1,347
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 95
0.75%, 01/17/2030 100 89
1.00%, 05/23/2025 200 207
1.00%, 07/16/2026 GBP 200 228

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Federative du Credit Mutuel SA
(continued)
1.13%, 11/19/2031 EUR 100 $ 85
1.88%, 11/04/2026 200 202
3.75%, 02/03/2034 100 106
4.13%, 06/14/2033 100 110
4.38%, 05/02/2030 100 109
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 140
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,781 1,511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.09%, 06/20/2030
(k)
300 283
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(k)
EUR 100 114
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 400 405
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 207
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(k)
GBP 100 131
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(g),(k),(l)
$ 2,000 2,090
USD SOFR ICE Swap Rate 5 Year + 5.78%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(k),(l)
1,600 1,652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(k),(l)
275 284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 197
0.50%, 01/19/2030
(k)
200 182
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(i),(k)
$ 632 586
Secured Overnight Financing Rate + 1.00%
1.38%, 05/28/2029 EUR 100 95
1.68%, 06/30/2027
(i),(k)
$ 2,091 1,917
Secured Overnight Financing Rate + 0.91%
2.22%, 06/09/2026
(i),(k)
200 192
Secured Overnight Financing Rate + 2.07%
2.50%, 03/31/2032
(k)
EUR 100 101
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 111
3.88%, 02/23/2029
(k)
EUR 200 214
3 Month Euro Interbank Offered Rate +
0.78%
4.13%, 05/24/2033 100 111
5.20%, 01/10/2030
(i),(k)
$ 200 195
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.34%, 06/12/2029
(i),(k)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.50%, 05/20/2030
(i),(k)
200 197
Secured Overnight Financing Rate + 1.59%
5.75%, 06/13/2032 GBP 100 126
5.89%, 12/05/2034
(i),(k)
$ 1,316 1,329
Secured Overnight Financing Rate + 1.87%
7.38%, 08/19/2025
(g),(i),(k),(l)
5,000 4,997
USD Swap Semi-Annual 5 Year + 5.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BOI Finance BV
7.50%, 02/16/2027 EUR 1,650 $ 1,666
BPCE SA
0.25%, 01/14/2031 100 85
0.50%, 02/24/2027 100 97
1.63%, 01/31/2028 100 99
1.63%, 03/02/2029
(k)
100 98
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(k)
100 100
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(k)
GBP 100 109
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.50%, 10/23/2027
(i)
$ 250 231
3.58%, 10/19/2042
(i),(k)
950 663
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 106
4.00%, 11/29/2032 100 109
4.25%, 01/11/2035
(k)
100 108
3 Month Euro Interbank Offered Rate +
1.85%
4.63%, 03/02/2030
(k)
100 109
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 04/01/2026
(i)
$ 250 244
6.51%, 01/18/2035
(i),(k)
268 266
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.79%
Burgan Bank SAK
2.75%, 12/15/2031
(k)
2,750 2,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 197
3 Month Euro Interbank Offered Rate +
0.62%
0.75%, 05/26/2028
(k)
200 194
3 Month Euro Interbank Offered Rate +
1.00%
3.75%, 09/07/2029 100 108
5.67%, 03/15/2030
(i),(k)
$ 200 197
Secured Overnight Financing Rate + 1.78%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 105
0.28%, 02/03/2027 100 105
2.01%, 07/21/2030
(k)
CAD 100 70
Canadian Dollar Offered Rate 3 Month +
1.28%
3.45%, 04/07/2027 $ 200 190
5.35%, 04/20/2033
(k)
CAD 100 73
CORRA Compounded Index + 2.23%
5.50%, 01/14/2028 300 222
Citibank NA
5.57%, 04/30/2034 $ 847 844
5.86%, 09/29/2025 300 301
Citigroup Inc
0.50%, 11/01/2028 CHF 200 206
1.25%, 07/06/2026
(k)
EUR 100 103
3 Month Euro Interbank Offered Rate +
1.66%
1.46%, 06/09/2027
(k)
$ 100 92
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 115
2.52%, 11/03/2032
(k)
$ 200 160
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031 795 665
Secured Overnight Financing Rate + 4.21%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.67%, 01/29/2031
(k)
$ 300 $ 255
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
345 236
Secured Overnight Financing Rate + 1.38%
3.11%, 04/08/2026
(k)
1,030 1,004
Secured Overnight Financing Rate + 2.84%
3.67%, 07/24/2028
(k)
258 243
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.71%, 09/22/2028
(k)
EUR 200 213
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 1,891 1,643
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(k)
3,000 2,816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(k)
1,500 1,432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,601 1,541
4.66%, 05/24/2028
(k)
200 195
Secured Overnight Financing Rate + 1.89%
4.70%, 01/30/2025
(g),(k)
1,000 972
Secured Overnight Financing Rate + 3.23%
5.17%, 02/13/2030
(k)
200 196
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 92
5.88%, 02/22/2033 1,571 1,587
6.17%, 05/25/2034 604 599
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(k)
100 103
Secured Overnight Financing Rate + 2.34%
Citizens Financial Group Inc
2.64%, 09/30/2032 3,365 2,505
5.65%, 10/06/2025
(g),(h),(k)
2,100 2,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.84%, 01/23/2030
(k)
100 98
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 97
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 99
5.13%, 01/18/2030
(k)
100 110
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(i)
$ 300 279
3.74%, 09/12/2039
(i)
200 154
6.70%, 03/15/2038
(k)
AUD 200 132
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 300 294
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(k)
$ 3,201 2,995
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 102
3.75%, 07/21/2026 $ 250 239
3.76%, 04/06/2033
(i),(k)
250 218
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA
0.88%, 01/14/2032 EUR 100 $ 86
1.00%, 09/18/2025 200 206
1.25%, 01/26/2027
(i),(k)
$ 1,054 975
Secured Overnight Financing Rate + 0.89%
2.00%, 03/25/2029 EUR 200 195
3.75%, 01/22/2034 100 107
4.00%, 10/12/2026
(k)
200 213
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(i),(k)
$ 250 230
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 100 109
4.88%, 10/23/2029 GBP 100 123
5.30%, 07/12/2028
(i)
$ 1,115 1,107
6.25%, 01/10/2035
(i),(k)
1,081 1,069
Secured Overnight Financing Rate + 2.67%
8.13%, 12/23/2025
(g),(i),(k),(l)
5,000 5,062
USD Swap Semi-Annual 5 Year + 6.19%
Credit Mutuel Arkea SA
0.88%, 05/07/2027 EUR 200 196
1.25%, 06/11/2029
(k)
100 96
3 Month Euro Interbank Offered Rate +
1.50%
Credit Suisse AG/London
0.45%, 05/19/2025 200 206
Credit Suisse AG/New York NY
1.25%, 08/07/2026 $ 300 272
7.50%, 02/15/2028 873 924
Crelan SA
6.00%, 02/28/2030
(k)
EUR 100 114
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
0.98%, 09/10/2025
(i),(k)
$ 730 716
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.50%, 09/02/2030
(k)
EUR 100 102
EUR Swap Annual (VS 6 Month) 5 Year +
1.90%
3.24%, 12/20/2025
(i),(k)
$ 699 686
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(k)
EUR 100 109
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(k),(l)
$ 3,000 2,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.38%, 09/03/2026
(k)
EUR 100 103
3 Month Euro Interbank Offered Rate +
1.85%
1.63%, 01/20/2027 200 200
3.75%, 01/15/2030
(k)
200 212
3 Month Euro Interbank Offered Rate +
1.25%
5.52%, 09/01/2028 $ 200 199
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(k)
200 188
Secured Overnight Financing Rate + 1.87%
2.55%, 01/07/2028
(k)
918 838
Secured Overnight Financing Rate + 1.32%
3.74%, 01/07/2033
(k)
1,350 1,085
Secured Overnight Financing Rate + 2.26%
6.72%, 01/18/2029
(k)
190 194
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 224
Secured Overnight Financing Rate + 3.65%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 $ 100
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
$ 1,520 1,474
DIB Sukuk Ltd
4.80%, 08/16/2028 300 294
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 93
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(k)
200 212
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(k)
200 188
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 148
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 200 202
Secured Overnight Financing Rate + 2.19%
First Horizon Bank
5.75%, 05/01/2030
(h)
2,245 2,072
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 182
1.09%, 12/09/2026
(k)
$ 400 371
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 100 96
1.43%, 03/09/2027
(k)
$ 300 277
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(k)
1,278 1,158
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
1,024 819
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(k)
250 208
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,195 855
Secured Overnight Financing Rate + 3.03%
3.50%, 04/01/2025 100 98
3.63%, 10/29/2029
(k)
GBP 100 116
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 200 165
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(k)
1,029 976
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(k)
200 195
Secured Overnight Financing Rate + 1.51%
4.95%, 02/10/2025
(g),(h),(k)
2,000 1,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 100 92
5.80%, 08/10/2026
(k)
100 100
Secured Overnight Financing Rate + 1.08%
5.85%, 04/25/2035 777 777
Secured Overnight Financing Rate + 3.10%
6.45%, 05/01/2036 50 52
6.56%, 10/24/2034
(k)
100 105
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,240 2,364
7.50%, 05/10/2029
(g),(k)
1,700 1,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Groupe des Assurances du Credit Mutuel SADIR
5.00%, 10/30/2044
(k)
EUR 100 $ 106
3 Month Euro Interbank Offered Rate +
2.25%
HSBC Holdings PLC
0.31%, 11/13/2026
(k)
100 101
3 Month Euro Interbank Offered Rate +
0.82%
2.25%, 11/22/2027
(k)
$ 2,828 2,587
Secured Overnight Financing Rate + 1.10%
3.00%, 07/22/2028
(k)
GBP 200 230
GBP Swap SA (VS 6 Month) 1 Year + 1.65%
4.18%, 12/09/2025
(k)
$ 1,593 1,574
Secured Overnight Financing Rate + 1.51%
4.79%, 03/10/2032
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
1.55%
5.40%, 08/11/2033
(k)
$ 200 193
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(k)
200 200
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(k)
300 303
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(k)
2,250 2,298
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044 1,481 1,515
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 113
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 202
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 100 104
8.11%, 11/03/2033
(k)
600 669
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(k)
GBP 150 202
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(k)
$ 2,000 1,772
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(h),(k)
1,000 893
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 241
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 96
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(i),(k)
$ 2,589 2,457
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(k)
EUR 100 95
3 Month Euro Interbank Offered Rate +
1.15%
3.00%, 02/18/2026 GBP 100 120
3.87%, 03/28/2026
(k)
$ 200 196
Secured Overnight Financing Rate + 1.64%
3.88%, 08/12/2029
(k)
EUR 100 106
3 Month Euro Interbank Offered Rate +
1.72%
4.25%, 03/28/2033
(k)
$ 200 181
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(k)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.90%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV   (continued)
5.00%, 02/20/2035
(k)
EUR 100 $ 109
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(g),(k),(l)
$ 2,600 2,454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.11%, 09/11/2034
(k)
355 357
Secured Overnight Financing Rate + 2.09%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 104
4.00%, 09/23/2029
(i)
$ 200 181
4.38%, 08/29/2027 EUR 200 217
5.13%, 08/29/2031 100 114
6.63%, 06/20/2033
(i)
$ 200 201
7.78%, 06/20/2054
(i),(k)
1,612 1,652
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 85
3 Month Euro Interbank Offered Rate +
0.65%
0.99%, 04/28/2026
(k)
GBP 150 179
SONIA Interest Rate Benchmark + 0.68%
1.05%, 11/04/2032
(k)
EUR 200 176
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(k)
$ 300 272
Secured Overnight Financing Rate + 0.77%
2.01%, 03/13/2026
(k)
2,272 2,198
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
3,592 3,139
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(k)
100 96
Secured Overnight Financing Rate + 1.85%
2.52%, 04/22/2031
(k)
300 253
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
3,704 2,455
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
436 354
Secured Overnight Financing Rate + 1.18%
3.11%, 04/22/2041
(k)
100 73
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.33%, 04/22/2052
(k)
100 68
Secured Overnight Financing Rate + 1.58%
3.54%, 05/01/2028 691 652
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(g),(k)
7,500 7,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 382
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
4.59%, 04/26/2033
(k)
200 186
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 90
4.91%, 07/25/2033
(k)
395 376
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 91
5.01%, 01/23/2030
(k)
300 293
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.30%, 07/24/2029
(k)
$ 400 $ 396
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
200 194
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033
(k)
150 149
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 100
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 2,004 2,076
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(g),(k)
800 820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 108
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
5.80%, 01/19/2029
(i),(k)
$ 200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,046 982
4.90%, 08/08/2032 476 409
KeyCorp
2.25%, 04/06/2027 100 89
2.55%, 10/01/2029 200 166
KeyCorp Capital III
7.75%, 07/15/2029 795 792
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 100 104
Lloyds Banking Group PLC
1.99%, 12/15/2031
(k)
GBP 100 113
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(k)
100 112
Generic Britain 1 Year Government Bond +
1.18%
5.68%, 01/05/2035
(k)
$ 626 611
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029 753 754
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.40%
7.50%, 09/27/2025
(g),(k),(l)
300 297
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(k)
200 220
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(g),(k),(l)
3,000 2,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Luminor Bank AS/Estonia
0.54%, 09/23/2026
(k)
EUR 100 101
3 Month Euro Interbank Offered Rate +
0.87%
7.25%, 01/16/2026
(k)
1,500 1,628
3 Month Euro Interbank Offered Rate +
3.97%
M&T Bank Corp
3.50%, 09/01/2026
(g),(k)
$ 3,000 2,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 90
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Macquarie Bank Ltd
5.21%, 06/15/2026
(i)
$ 200 $ 199
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(k)
100 93
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(i),(k)
100 97
Secured Overnight Financing Rate + 2.87%
mBank SA
8.38%, 09/11/2027
(k)
EUR 2,100 2,373
3 Month Euro Interbank Offered Rate +
4.90%
MBH Bank Nyrt
8.63%, 10/19/2027
(k)
1,675 1,882
3 Month Euro Interbank Offered Rate +
5.14%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
100 95
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 188
1.54%, 07/20/2027
(k)
$ 200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.19%, 02/25/2025 267 259
4.79%, 07/18/2025
(k)
786 784
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.41%, 04/19/2034
(k)
300 296
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(k)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
0.21%, 10/07/2025 EUR 100 102
1.98%, 09/08/2031
(k)
$ 300 239
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2025
(k)
930 918
CME Term Secured Overnight Financing
Rate 3 Month + 1.36%
2.56%, 09/13/2031 1,643 1,307
3.98%, 05/21/2034 EUR 100 106
4.16%, 05/20/2028 100 109
5.67%, 05/27/2029
(k)
$ 200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
2,159 2,166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 176
3 Month Euro Interbank Offered Rate +
0.72%
0.99%, 12/10/2026
(k)
$ 200 185
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(k)
678 662
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027 2,139 1,953
Secured Overnight Financing Rate + 1.72%
1.59%, 05/04/2027
(k)
591 545
Secured Overnight Financing Rate + 0.88%
2.48%, 09/16/2036
(k)
285 220
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 161
Secured Overnight Financing Rate + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.22%, 04/22/2042
(k)
$ 1,228 $ 891
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,686 2,527
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 737 663
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 192
4.00%, 07/23/2025 300 294
4.81%, 10/25/2028
(k)
EUR 300 330
3 Month Euro Interbank Offered Rate +
1.76%
5.16%, 04/20/2029
(k)
$ 472 464
Secured Overnight Financing Rate + 1.59%
5.30%, 04/20/2037 1,363 1,276
Secured Overnight Financing Rate + 5.24%
5.42%, 07/21/2034
(k)
250 243
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(k)
200 198
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 127
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 100
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(k)
385 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
6.63%, 11/01/2034
(k)
100 106
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 296
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 102
1.70%, 09/15/2031
(k)
GBP 100 112
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 101
2.33%, 08/21/2030
(i)
$ 250 201
3.52%, 06/12/2030
(k)
CAD 200 142
Canadian Dollar Offered Rate 3 Month +
1.58%
4.20%, 05/12/2026 AUD 200 128
National Bank of Canada
5.30%, 11/03/2025 CAD 200 146
5.43%, 08/16/2032
(k)
100 73
Canadian Overnight Repo Rate Average +
2.32%
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 1,419 1,301
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 111
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 2,720 2,233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(k)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(k)
GBP 100 116
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(k)
EUR 100 109
3 Month Euro Interbank Offered Rate +
1.83%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC   (continued)
6.02%, 03/02/2034
(k)
$ 200 $ 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
NatWest Markets PLC
0.13%, 11/12/2025 EUR 200 202
Nordea Bank Abp
0.50%, 05/14/2027 100 98
2.88%, 08/24/2032 100 101
4.38%, 09/06/2026
(k)
100 107
3 Month Euro Interbank Offered Rate +
0.68%
5.38%, 09/22/2027
(i)
$ 1,170 1,162
Northern Trust Corp
3.15%, 05/03/2029 100 91
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 107
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 108
OP Corporate Bank plc
0.25%, 03/24/2026 150 150
0.38%, 06/16/2028 100 93
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 300 282
3.40%, 09/15/2026
(g),(k)
5,000 4,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.63%, 06/06/2033
(k)
100 91
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 94
Secured Overnight Financing Rate + 1.93%
6.20%, 09/15/2027
(g),(k)
500 490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(k)
1,800 1,692
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 86
Euribor Swap Rate 5 Year + 1.60%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
1,900 2,053
3 Month Euro Interbank Offered Rate +
3.93%
Raiffeisenbank Austria dd/Croatia
7.88%, 06/05/2027
(k)
1,500 1,690
3 Month Euro Interbank Offered Rate +
4.38%
Regions Bank/Birmingham AL
6.45%, 06/26/2037 $ 508 502
Regions Financial Corp
2.25%, 05/18/2025 100 96
5.75%, 06/15/2025
(g),(h),(k)
1,000 980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 681 737
Royal Bank of Canada
1.40%, 11/02/2026 200 182
2.13%, 04/26/2029 EUR 100 99
2.14%, 11/03/2031
(k)
CAD 200 135
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(k)
150 102
Canadian Dollar Offered Rate 3 Month +
0.76%
3.37%, 09/29/2025 200 142
3.40%, 03/24/2025 200 143
5.15%, 02/01/2034 $ 200 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada   (continued)
5.20%, 07/20/2026 $ 200 $ 199
5.34%, 06/23/2026 CAD 200 146
Santander Holdings USA Inc
3.24%, 10/05/2026 $ 100 94
6.57%, 06/12/2029
(k)
100 101
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 204
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 133
Societe Generale SA
0.50%, 06/12/2029
(k)
200 184
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(k)
200 198
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 05/30/2029 100 102
3.63%, 03/01/2041
(i)
$ 700 462
4.88%, 11/21/2031
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
1.90%
6.45%, 01/12/2027
(i),(k)
$ 200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(i),(k)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
7.13%, 01/19/2055
(i),(k)
544 519
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(i),(k),(l)
1,000 1,002
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(g),(i),(k),(l)
600 571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(g),(h),(i),(k),(l)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
1.46%, 01/14/2027
(i),(k)
300 278
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(i),(k)
200 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(g),(k),(l)
4,375 3,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 111
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.10%, 01/11/2035
(i),(k)
$ 200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
State Street Corp
4.14%, 12/03/2029
(k)
200 190
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 100
Sumitomo Mitsui Financial Group Inc
1.55%, 06/15/2026 EUR 200 204
5.72%, 09/14/2028 $ 400 404
5.81%, 09/14/2033 200 202

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc   (continued)
5.88%, 07/13/2026 $ 200 $ 201
6.18%, 07/13/2043 100 105
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 185
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 196
2.63%, 09/05/2029 100 103
5.00%, 03/02/2028 AUD 300 192
Swedbank AB
0.20%, 01/12/2028 EUR 200 187
1.54%, 11/16/2026
(i)
$ 1,805 1,639
3.36%, 04/04/2025
(i)
200 196
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
565 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 275
2.00%, 09/10/2031 100 79
2.55%, 08/03/2027 EUR 100 103
2.67%, 09/09/2025 CAD 200 141
3.20%, 03/10/2032 $ 100 85
4.48%, 01/18/2028 CAD 200 143
4.68%, 01/08/2029 200 144
8.13%, 10/31/2082
(k)
$ 1,300 1,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 92
4.12%, 06/06/2028
(k)
200 191
Secured Overnight Financing Rate + 1.37%
4.80%, 09/01/2024
(g),(k)
5,000 4,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
5.71%, 01/24/2035
(k)
100 97
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(k)
200 200
Secured Overnight Financing Rate + 1.63%
UBS Group AG
0.88%, 11/03/2031 EUR 200 171
1.00%, 06/24/2027
(k)
200 200
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(i)
$ 1,585 1,435
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(k)
GBP 200 214
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(i),(k)
$ 400 373
3 Month USD LIBOR + 1.41%
4.63%, 03/17/2028
(k)
EUR 200 217
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(i),(k)
$ 1,113 1,077
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 220
5.43%, 02/08/2030
(i),(k)
1,158 1,139
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.71%, 01/12/2027
(i),(k)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
6.88%, 08/07/2025
(g),(k),(l)
3,000 2,947
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(k),(l)
3,000 2,986
USD Swap Semi-Annual 5 Year + 4.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
9.02%, 11/15/2033
(i),(k)
$ 330 $ 390
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 200 175
1.25%, 06/16/2026
(k)
200 207
3 Month Euro Interbank Offered Rate +
1.60%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 129
US Bancorp
1.38%, 07/22/2030 $ 100 78
2.49%, 11/03/2036
(k)
3,271 2,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 88
3.70%, 01/15/2027
(g),(k)
7,000 6,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(k)
200 200
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(k)
200 198
Secured Overnight Financing Rate + 2.26%
Wachovia Corp
5.50%, 08/01/2035 100 97
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 198
2.50%, 05/02/2029 GBP 100 109
2.57%, 02/11/2031
(k)
$ 678 574
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
457 397
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,831 1,304
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
400 377
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 77
3.90%, 03/15/2026
(g),(k)
4,000 3,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 189
4.30%, 07/22/2027 1,792 1,727
4.48%, 04/04/2031
(k)
200 188
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 83
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 84
5.39%, 04/24/2034
(k)
757 730
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
313 304
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
200 195
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 199
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 717 677
5.71%, 04/22/2028
(k)
1,450 1,451
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
5.55%, 08/01/2025 400 400
6.60%, 01/15/2038 250 263

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
2.96%, 11/16/2040 $ 150 $ 102
3.02%, 11/18/2036
(k)
100 80
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.60%, 02/16/2026 AUD 100 64
5.46%, 11/18/2027 $ 200 201
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 147
Zions Bancorp NA
3.25%, 10/29/2029 $ 3,237 2,651
$ 322,987
Beverages - 0.33%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 112
4.90%, 02/01/2046 1,948 1,753
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 100 105
2.75%, 03/17/2036 200 195
2.88%, 04/02/2032 100 102
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 200 173
5.00%, 06/15/2034 100 97
5.45%, 01/23/2039 100 98
5.55%, 01/23/2049 25 25
5.80%, 01/23/2059 100 102
Asahi Group Holdings Ltd
1.15%, 09/19/2025 EUR 100 103
CCEP Finance Ireland DAC
0.00%, 09/06/2025
(d)
100 101
1.50%, 05/06/2041 100 76
Coca-Cola Co/The
0.50%, 03/09/2033 100 83
0.95%, 05/06/2036 100 80
1.50%, 03/05/2028 $ 200 176
1.65%, 06/01/2030 200 164
2.25%, 01/05/2032 200 165
2.50%, 03/15/2051 100 59
Constellation Brands Inc
4.35%, 05/09/2027 440 426
4.90%, 05/01/2033 200 189
Diageo Capital PLC
2.00%, 04/29/2030 200 166
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 100
2.75%, 06/08/2038 GBP 100 94
Heineken NV
1.50%, 10/03/2029 EUR 100 96
1.75%, 03/17/2031 100 95
2.88%, 08/04/2025 100 106
JDE Peet's NV
0.63%, 02/09/2028 100 94
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 73
4.05%, 04/15/2032 150 136
Molson Coors Beverage Co
3.00%, 07/15/2026 200 190
PepsiCo Inc
0.88%, 07/18/2028 EUR 200 193
2.25%, 03/19/2025 $ 1,042 1,014
2.63%, 10/21/2041 100 69
3.00%, 10/15/2027 400 374
3.38%, 07/29/2049 200 142
3.60%, 02/18/2028 530 504
3.90%, 07/18/2032 584 535
4.00%, 03/05/2042 285 242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 $ 96
3.75%, 09/15/2033 100 107
$ 8,810
Biotechnology - 0.25%
Amgen Inc
2.80%, 08/15/2041 $ 1,304 893
3.15%, 02/21/2040 416 304
4.40%, 05/01/2045 270 222
4.40%, 02/22/2062 50 38
4.66%, 06/15/2051 200 167
5.25%, 03/02/2030 312 309
5.25%, 03/02/2033 548 536
5.50%, 12/07/2026 GBP 100 126
5.60%, 03/02/2043 $ 200 193
5.65%, 03/02/2053 510 489
5.75%, 03/02/2063 639 611
Biogen Inc
3.15%, 05/01/2050 100 63
4.05%, 09/15/2025 200 195
CSL Finance PLC
4.63%, 04/27/2042
(i)
100 87
Gilead Sciences Inc
4.15%, 03/01/2047 200 158
5.25%, 10/15/2033 200 197
5.55%, 10/15/2053 506 491
Regeneron Pharmaceuticals Inc
2.80%, 09/15/2050 598 350
Royalty Pharma PLC
2.15%, 09/02/2031 1,308 1,025
3.35%, 09/02/2051 100 61
$ 6,515
Building Materials - 0.71%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 92
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(i)
$ 1,880 1,980
Carrier Global Corp
3.38%, 04/05/2040 1,180 885
3.58%, 04/05/2050 100 71
5.90%, 03/15/2034 270 276
Cie de Saint-Gobain SA
2.38%, 10/04/2027 EUR 100 103
3.50%, 01/18/2029 100 106
CRH SMW Finance DAC
4.25%, 07/11/2035 100 109
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
$ 3,650 3,677
Fortune Brands Innovations Inc
4.00%, 06/15/2025 100 98
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 206
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 175 172
Johnson Controls International plc
4.25%, 05/23/2035 100 109
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 161
Lennox International Inc
5.50%, 09/15/2028 1,405 1,400
Martin Marietta Materials Inc
2.40%, 07/15/2031 687 559
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 100
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
$ 5,430 5,225

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
3.40%, 08/15/2026 $ 100 $ 95
3.95%, 08/15/2029 100 93
Sisecam UK PLC
8.25%, 05/02/2029
(i),(j)
1,650 1,678
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,425 1,379
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 140
Vulcan Materials Co
3.50%, 06/01/2030 100 90
$ 18,804
Chemicals - 0.66%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 87
Air Products and Chemicals Inc
2.70%, 05/15/2040 $ 150 104
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 94
Albemarle Corp
5.05%, 06/01/2032 $ 100 94
BASF SE
0.88%, 05/22/2025 EUR 200 208
4.50%, 03/08/2035 100 112
Bayport Polymers LLC
5.14%, 04/14/2032
(i)
$ 100 88
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 111
6.17%, 07/15/2027 $ 150 151
CF Industries Inc
5.38%, 03/15/2044 1,391 1,246
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 87
4.38%, 11/15/2042 $ 100 81
4.80%, 05/15/2049 100 83
5.60%, 02/15/2054 664 628
DuPont de Nemours Inc
5.32%, 11/15/2038 50 47
Eastman Chemical Co
5.75%, 03/08/2033 828 818
Ecolab Inc
2.70%, 12/15/2051 1,146 690
3.95%, 12/01/2047 100 79
5.25%, 01/15/2028 673 674
FMC Corp
5.15%, 05/18/2026 150 148
International Flavors & Fragrances Inc
4.38%, 06/01/2047 150 110
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 187
Linde Inc/CT
3.20%, 01/30/2026 $ 200 193
Linde PLC
0.38%, 09/30/2033 EUR 100 81
1.00%, 03/31/2027 100 100
LYB International Finance BV
4.88%, 03/15/2044 $ 150 127
Nutrien Ltd
2.95%, 05/13/2030 250 218
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 163
RPM International Inc
2.95%, 01/15/2032 382 314
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
2,675 2,690
8.75%, 05/03/2029 450 453
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(i)
4,530 4,180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sherwin-Williams Co/The
2.20%, 03/15/2032 $ 100 $ 79
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
1,775 1,780
6.50%, 11/07/2033 300 301
Westlake Corp
3.38%, 08/15/2061 1,047 618
4.38%, 11/15/2047 100 78
Yara International ASA
4.75%, 06/01/2028
(i)
200 191
$ 17,493
Coal - 0.12%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
3,650 3,223
Teck Resources Ltd
3.90%, 07/15/2030 100 90
$ 3,313
Commercial Mortgage Backed Securities - 1.10%
BANK 2020-BNK25
2.50%, 01/15/2063
(i)
1,550 1,036
Bayview Commercial Asset Trust 2005-3
5.75%, 11/25/2035
(i)
591 558
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.83%, 11/25/2035
(i)
454 435
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
BBCMS 2018-TALL Mortgage Trust
6.24%, 03/15/2037
(i)
1,000 950
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 640 542
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 5,060 4,613
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(m)
4,641 3,968
BX Commercial Mortgage Trust 2020-VIV2
3.66%, 03/09/2044
(i),(m)
200 170
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(i)
1,500 1,267
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(i)
2,622 2,601
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Trust 2019-OC11
4.08%, 12/09/2041
(i),(m)
1,750 1,511
Citigroup Commercial Mortgage Trust 2014-GC23
4.54%, 07/10/2047
(m)
1,000 966
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,017 1,861
FRESB 2020-SB76 Mortgage Trust
1.28%, 05/25/2030
(m),(n)
8,392 287
FRESB 2020-SB77 Mortgage Trust
0.98%, 06/25/2040
(m),(n)
14,016 386
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
4,010 2,820
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(i)
2,865 2,847
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(i)
1,400 1,098
WFRBS Commercial Mortgage Trust 2014-C21
3.89%, 08/15/2047 1,236 1,193
$ 29,109

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 1.70%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 $ 107
4.13%, 08/07/2029 100 107
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,021 1,680
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 200 180
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,808
APRR SA
1.25%, 01/18/2028 EUR 200 197
Arval Service Lease SA/France
4.00%, 09/22/2026 200 214
Ashtead Capital Inc
5.55%, 05/30/2033
(i)
$ 200 192
ASTM SpA
1.00%, 11/25/2026 EUR 200 198
Automatic Data Processing Inc
3.38%, 09/15/2025 $ 100 97
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 101
2.75%, 09/02/2032 100 100
Autostrade per l'Italia SpA
2.00%, 01/15/2030 100 95
5.13%, 06/14/2033 100 111
Block Financial LLC
3.88%, 08/15/2030 $ 100 89
Champions Financing Inc
8.75%, 02/15/2029
(i)
3,050 3,117
Cintas Corp No 2
3.45%, 05/01/2025 100 98
Duke University
2.76%, 10/01/2050 100 64
Edenred SE
3.63%, 12/13/2026 EUR 100 106
Equifax Inc
5.10%, 06/01/2028 $ 200 196
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
200 190
Ford Foundation/The
2.82%, 06/01/2070 1,215 681
Global Payments Inc
2.90%, 11/15/2031 200 164
GXO Logistics Inc
6.25%, 05/06/2029
(j)
839 840
Hertz Corp/The
4.63%, 12/01/2026
(i)
1,150 891
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 95
ISS Global A/S
0.88%, 06/18/2026 100 100
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 68
Moody's Corp
2.75%, 08/19/2041 100 67
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 103
3.63%, 07/24/2029 EUR 100 106
Movida Europe SA
7.85%, 04/11/2029
(i)
$ 2,400 2,241
PayPal Holdings Inc
2.65%, 10/01/2026 100 94
5.05%, 06/01/2052 100 91
President and Fellows of Harvard College
3.75%, 11/15/2052 100 78
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Quanta Services Inc
2.35%, 01/15/2032 $ 770 $ 608
2.90%, 10/01/2030 720 616
3.05%, 10/01/2041 667 452
RELX Finance BV
0.50%, 03/10/2028 EUR 100 95
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 107
S&P Global Inc
2.70%, 03/01/2029 $ 815 727
3.70%, 03/01/2052 100 74
4.75%, 08/01/2028 300 294
Service Corp International/US
4.00%, 05/15/2031 425 366
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 6,197
Thomas Jefferson University
3.85%, 11/01/2057 50 36
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 102
4.56%, 11/14/2028 CAD 100 70
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 54
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 1,811 1,668
3.15%, 06/15/2031
(i)
994 796
University of Miami
4.06%, 04/01/2052 100 79
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,392
Verisk Analytics Inc
4.00%, 06/15/2025 50 49
VT Topco Inc
8.50%, 08/15/2030
(i)
3,200 3,312
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
4,885 4,966
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
1,325 1,166
$ 45,038
Computers - 0.75%
Apple Inc
0.70%, 02/08/2026 200 185
1.38%, 05/24/2029 EUR 100 98
1.40%, 08/05/2028 $ 1,806 1,559
1.65%, 02/08/2031 100 81
2.45%, 08/04/2026 300 283
2.65%, 05/11/2050 707 436
2.70%, 08/05/2051 482 297
2.85%, 08/05/2061 200 119
3.00%, 06/20/2027 1,531 1,441
3.35%, 08/08/2032 200 178
3.45%, 02/09/2045 200 151
3.95%, 08/08/2052 652 514
4.15%, 05/10/2030 100 96
4.45%, 05/06/2044 200 180
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,936
Booz Allen Hamilton Inc
5.95%, 08/04/2033 313 315
Capgemini SE
1.13%, 06/23/2030 EUR 100 93
2.00%, 04/15/2029 100 100
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,179 841
5.25%, 02/01/2028 100 100
5.75%, 02/01/2033 150 151
8.10%, 07/15/2036 964 1,123

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 $ 82
Fortinet Inc
1.00%, 03/15/2026 $ 200 183
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,335 1,243
5.25%, 07/01/2028
(h)
1,210 1,202
HP Inc
1.45%, 06/17/2026 200 183
5.50%, 01/15/2033 100 98
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 92
2.20%, 02/09/2027 $ 200 184
3.38%, 02/06/2027 EUR 100 106
3.43%, 02/09/2052 $ 200 134
4.00%, 02/06/2043 EUR 100 107
4.50%, 02/06/2026 $ 200 197
5.10%, 02/06/2053 100 90
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,983
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 73
Leidos Inc
4.38%, 05/15/2030 917 848
5.75%, 03/15/2033 525 522
Lenovo Group Ltd
3.42%, 11/02/2030 200 173
Presidio Holdings Inc
8.25%, 02/01/2028
(i)
2,050 2,073
Western Digital Corp
2.85%, 02/01/2029 100 84
$ 19,934
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 81
3.20%, 07/30/2046 100 69
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 106
$ 256
Cosmetics & Personal Care - 0.24%
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 $ 675 656
5.15%, 05/15/2053 100 93
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 91
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,132
Haleon US Capital LLC
3.38%, 03/24/2027 250 236
3.63%, 03/24/2032 1,310 1,151
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
4.90%, 03/22/2033 802 776
5.10%, 03/22/2043 200 189
L'Oreal SA
3.13%, 05/19/2025 EUR 100 106
Procter & Gamble Co/The
1.38%, 05/03/2025 GBP 100 120
3.25%, 08/02/2026 EUR 200 213
3.95%, 01/26/2028 $ 1,023 992
4.05%, 01/26/2033 200 187
Unilever Capital Corp
5.00%, 12/08/2033 100 98
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 285
$ 6,325
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0.11%
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 $ 3,000 $ 2,926
Distribution & Wholesale - 0.04%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
925 959
Sumitomo Corp
1.55%, 07/06/2026 200 183
$ 1,142
Diversified Financial Services - 2.63%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 125
3.85%, 10/29/2041 150 113
6.50%, 07/15/2025 200 201
Air Lease Corp
5.30%, 02/01/2028 150 148
5.85%, 12/15/2027 200 201
Ally Financial Inc
4.75%, 06/09/2027 300 289
6.70%, 02/14/2033 1,800 1,766
American Express Co
3.13%, 05/20/2026 100 95
3.55%, 09/15/2026
(g),(k)
7,500 6,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.28%, 07/27/2029
(k)
400 397
Secured Overnight Financing Rate + 1.28%
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
100 101
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 176
4.38%, 05/01/2026
(i)
100 96
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(i)
200 172
2.85%, 08/05/2051
(i)
200 118
Blue Owl Finance LLC
3.13%, 06/10/2031
(i)
100 82
Bread Financial Holdings Inc
7.00%, 01/15/2026
(i)
939 942
9.75%, 03/15/2029
(i)
5,150 5,356
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
4,925 5,130
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 95
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 94
3.80%, 01/31/2028 $ 100 94
3.95%, 09/01/2026
(g),(k)
500 431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(k)
150 146
Secured Overnight Financing Rate + 2.06%
6.38%, 06/08/2034
(k)
200 201
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 184
3.30%, 04/01/2027 100 94
4.00%, 06/01/2026
(g),(k)
5,000 4,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 100
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 101
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 80
CMB International Leasing Management Ltd
2.88%, 02/04/2031 200 170

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
CME Group Inc
5.30%, 09/15/2043 $ 100 $ 98
Credit Acceptance Corp
6.63%, 03/15/2026 400 399
9.25%, 12/15/2028
(i)
2,825 2,995
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 100
Discover Financial Services
4.10%, 02/09/2027 $ 200 191
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(i)
800 754
Euronext NV
0.13%, 05/17/2026 EUR 200 199
IGM Financial Inc
6.00%, 12/10/2040 CAD 100 77
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 151
3.00%, 09/15/2060 100 58
3.65%, 05/23/2025 100 98
4.95%, 06/15/2052 902 808
5.20%, 06/15/2062 748 675
Invesco Finance PLC
3.75%, 01/15/2026 100 97
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 79
Lazard Group LLC
4.38%, 03/11/2029 100 94
LeasePlan Corp NV
2.13%, 05/06/2025 EUR 200 210
Lseg Netherlands BV
0.25%, 04/06/2028 200 188
Mastercard Inc
1.90%, 03/15/2031 $ 300 245
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 82
5.35%, 06/28/2028 $ 100 100
5.95%, 08/15/2053 368 363
6.10%, 06/28/2063 321 321
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(i)
1,700 1,654
5.50%, 08/15/2028
(i)
1,925 1,810
7.13%, 02/01/2032
(i)
1,575 1,552
Nomura Holdings Inc
2.17%, 07/14/2028 200 173
3.00%, 01/22/2032 200 164
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,124
6.63%, 01/15/2028 5,425 5,408
ORIX Corp
5.20%, 09/13/2032 50 49
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,847
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,747
Raymond James Financial Inc
4.65%, 04/01/2030 200 193
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
4,375 3,709
4.00%, 10/15/2033
(i)
1,075 878
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 61
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 $ 1,769
StoneX Group Inc
7.88%, 03/01/2031
(i)
1,650 1,669
Synchrony Financial
2.88%, 10/28/2031 100 79
4.50%, 07/23/2025 1,961 1,916
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(i)
975 906
USAA Capital Corp
3.38%, 05/01/2025
(i)
1,342 1,316
Visa Inc
2.00%, 06/15/2029 EUR 100 100
2.05%, 04/15/2030 $ 300 253
3.65%, 09/15/2047 100 76
$ 69,683
Electric - 2.39%
AES Corp/The
2.45%, 01/15/2031 712 573
5.45%, 06/01/2028 696 685
Alabama Power Co
3.00%, 03/15/2052 250 159
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(m)
349 345
Alliant Energy Finance LLC
5.95%, 03/30/2029
(i)
483 488
AltaLink LP
4.87%, 11/15/2040 CAD 100 71
Ameren Corp
5.70%, 12/01/2026 $ 419 420
Ameren Illinois Co
3.85%, 09/01/2032 100 89
American Electric Power Co Inc
5.70%, 08/15/2025 300 299
Amprion GmbH
4.13%, 09/07/2034 EUR 100 109
Appalachian Power Co
4.50%, 03/01/2049 $ 100 78
7.00%, 04/01/2038 100 107
Arizona Public Service Co
4.50%, 04/01/2042 100 83
5.55%, 08/01/2033 100 98
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 117
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(k)
EUR 150 148
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 55
Avangrid Inc
3.20%, 04/15/2025 $ 2,054 2,003
3.80%, 06/01/2029 100 91
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 94
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 100 72
4.05%, 04/15/2025 200 197
4.60%, 05/01/2053 100 81
Black Hills Corp
6.15%, 05/15/2034 100 100
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 75
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 75
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 $ 150 150
CenterPoint Energy Inc
2.65%, 06/01/2031 200 165

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(k)
$ 556 $ 451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
916 827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Federal de Electricidad
5.00%, 09/29/2036 1,694 1,457
Commonwealth Edison Co
3.80%, 10/01/2042 200 153
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 200 129
3.95%, 04/01/2050 753 574
4.45%, 03/15/2044 403 337
4.50%, 05/15/2058 100 80
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 200
Consumers Energy Co
3.60%, 08/15/2032 200 176
4.90%, 02/15/2029 100 98
Dominion Energy Inc
3.38%, 04/01/2030 100 89
4.65%, 12/15/2024
(g),(k)
6,000 5,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 100 84
5.75%, 10/01/2054
(k)
364 363
3 Month USD LIBOR + 3.06%
DTE Electric Co
1.90%, 04/01/2028 200 176
3.95%, 03/01/2049 1,127 871
4.05%, 05/15/2048 100 78
DTE Energy Co
4.88%, 06/01/2028 990 963
Duke Energy Carolinas LLC
3.55%, 03/15/2052 452 311
5.40%, 01/15/2054 273 256
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 103
3.75%, 09/01/2046 $ 300 214
5.00%, 12/08/2027 200 197
Duke Energy Florida LLC
5.95%, 11/15/2052 370 372
Duke Energy Indiana LLC
3.25%, 10/01/2049 200 132
5.40%, 04/01/2053 200 185
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 47
5.65%, 04/01/2053 272 261
Duke Energy Progress LLC
2.50%, 08/15/2050 200 112
4.00%, 04/01/2052 585 438
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 82
E.ON International Finance BV
5.88%, 10/30/2037 GBP 100 126
E.ON SE
3.50%, 10/26/2037 EUR 200 202
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 89
Edison International
5.25%, 11/15/2028 $ 200 196
EDP Finance BV
3.88%, 03/11/2030 EUR 100 107
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 1,850 1,758
4.90%, 11/20/2026 900 855
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LP
4.75%, 06/15/2046 $ 1,228 $ 957
Enel Finance America LLC
2.88%, 07/12/2041
(i)
200 129
Enel Finance International NV
1.50%, 07/21/2025 EUR 400 416
3.50%, 04/06/2028
(i)
$ 347 321
4.25%, 06/15/2025
(i)
200 197
4.50%, 02/20/2043 EUR 100 107
4.75%, 05/25/2047
(i)
$ 483 392
Enel SpA
5.75%, 06/22/2037 GBP 100 125
6.38%, 04/16/2028
(g),(k)
EUR 200 223
Euribor Swap Rate 5 Year + 3.49%
Engie SA
0.38%, 06/11/2027 200 193
2.13%, 03/30/2032 200 190
3.63%, 01/11/2030 100 107
4.25%, 01/11/2043 100 106
5.25%, 04/10/2029
(i)
$ 498 490
5.63%, 04/10/2034
(i)
200 196
5.88%, 04/10/2054
(i)
562 534
Entergy Arkansas LLC
4.20%, 04/01/2049 100 78
Entergy Louisiana LLC
2.35%, 06/15/2032 200 158
2.40%, 10/01/2026 300 280
Entergy Mississippi LLC
3.50%, 06/01/2051 389 264
Entergy Texas Inc
4.50%, 03/30/2039 1,675 1,441
5.00%, 09/15/2052 308 266
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 82
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 78
Eversource Energy
3.45%, 01/15/2050 100 66
Exelon Corp
4.10%, 03/15/2052 100 75
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(i)
1,148 1,134
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,437 1,146
Florida Power & Light Co
2.85%, 04/01/2025 200 195
3.99%, 03/01/2049 100 77
4.05%, 10/01/2044 100 80
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 65
Georgia Power Co
3.25%, 03/15/2051 $ 1,182 772
Hydro One Inc
3.63%, 06/25/2049 CAD 300 175
Iberdrola Finanzas SA
1.38%, 03/11/2032 EUR 100 92
1.62%, 11/29/2029 100 98
Indianapolis Power & Light Co
5.70%, 04/01/2054
(i)
$ 458 434
Interstate Power and Light Co
3.50%, 09/30/2049 790 538
Iren SpA
0.88%, 10/14/2029 EUR 100 92
ITC Holdings Corp
3.35%, 11/15/2027 $ 100 93
Kentucky Power Co
7.00%, 11/15/2033
(i)
1,374 1,430

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Kentucky Utilities Co
5.13%, 11/01/2040 $ 100 $ 92
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
512 404
MidAmerican Energy Co
5.30%, 02/01/2055 50 46
5.35%, 01/15/2034 50 50
5.85%, 09/15/2054 50 50
Monongahela Power Co
5.85%, 02/15/2034
(i)
100 100
Narragansett Electric Co/The
5.35%, 05/01/2034
(i)
670 650
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 106
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 126
National Grid PLC
0.25%, 09/01/2028 EUR 200 184
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 $ 1,242 1,218
5.80%, 01/15/2033 100 101
8.50%, 04/30/2043 846 842
CME Term Secured Overnight Financing
Rate 3 Month + 3.17%
Naturgy Finance BV
1.50%, 01/29/2028 EUR 100 99
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 57
Nevada Power Co
3.13%, 08/01/2050 $ 100 62
New England Power Co
3.80%, 12/05/2047
(i)
100 73
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
910 911
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 182
5.25%, 02/28/2053 100 90
5.65%, 05/01/2079
(k)
100 95
3 Month USD LIBOR + 3.16%
5.75%, 09/01/2025 483 483
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 47
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 57
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 58
NRG Energy Inc
7.00%, 03/15/2033
(i)
50 52
Oglethorpe Power Corp
3.75%, 08/01/2050 100 69
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 88
5.60%, 04/01/2053 284 273
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 72
4.15%, 06/01/2032 634 580
4.30%, 05/15/2028 100 96
5.75%, 03/15/2029 200 203
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 141
3.30%, 08/01/2040 400 279
3.95%, 12/01/2047 554 388
4.30%, 03/15/2045 1,710 1,276
4.95%, 06/08/2025 696 688
6.10%, 01/15/2029 75 76
6.75%, 01/15/2053 100 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PacifiCorp
4.10%, 02/01/2042 $ 200 $ 152
PECO Energy Co
3.15%, 10/15/2025 50 48
3.90%, 03/01/2048 150 116
PPL Electric Utilities Corp
6.25%, 05/15/2039 100 105
Public Service Co of Colorado
1.90%, 01/15/2031 100 80
2.70%, 01/15/2051 2,009 1,145
3.70%, 06/15/2028 753 707
4.10%, 06/15/2048 983 738
5.25%, 04/01/2053 100 90
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 243
Public Service Co of Oklahoma
2.20%, 08/15/2031 890 707
Public Service Electric and Gas Co
3.00%, 05/15/2025 100 98
5.13%, 03/15/2053 100 92
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 80
Puget Energy Inc
4.10%, 06/15/2030 100 90
Puget Sound Energy Inc
5.45%, 06/01/2053 100 95
Red Electrica Financiaciones SAU
1.25%, 03/13/2027 EUR 100 100
RWE AG
2.75%, 05/24/2030 100 101
RWE Finance US LLC
6.25%, 04/16/2054
(i)
$ 1,447 1,410
San Diego Gas & Electric Co
3.70%, 03/15/2052 100 71
4.95%, 08/15/2028 100 99
5.55%, 04/15/2054 356 340
Sempra
4.13%, 04/01/2052
(k)
75 68
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 200 142
4.88%, 02/01/2027 720 710
5.85%, 11/01/2027 669 677
5.95%, 11/01/2032 300 305
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 97
5.15%, 10/06/2025 100 99
Southern Power Co
5.25%, 07/15/2043 200 179
Southwestern Electric Power Co
3.25%, 11/01/2051 200 125
SSE PLC
2.88%, 08/01/2029 EUR 100 103
4.00%, 01/21/2028
(g),(k)
150 155
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
4.45%, 06/15/2049 $ 100 81
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 205
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 107

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Union Electric Co
3.25%, 10/01/2049 $ 200 $ 132
3.90%, 04/01/2052 550 411
Virginia Electric and Power Co
2.40%, 03/30/2032 300 241
4.60%, 12/01/2048 150 124
Vistra Operations Co LLC
6.95%, 10/15/2033
(i)
100 104
WEC Energy Group Inc
2.20%, 12/15/2028 200 174
Wisconsin Power and Light Co
1.95%, 09/16/2031 200 158
Xcel Energy Inc
5.45%, 08/15/2033 100 97
$ 63,525
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 90
WESCO Distribution Inc
6.63%, 03/15/2032
(i)
1,125 1,120
$ 1,210
Electronics - 0.33%
Amphenol Corp
4.75%, 03/30/2026 100 99
5.05%, 04/05/2029 586 578
5.25%, 04/05/2034 349 344
Arrow Electronics Inc
3.88%, 01/12/2028 200 188
EquipmentShare.com Inc
8.63%, 05/15/2032
(i)
1,150 1,170
Flex Ltd
6.00%, 01/15/2028 200 201
Honeywell International Inc
0.75%, 03/10/2032 EUR 100 86
1.10%, 03/01/2027 $ 100 90
1.75%, 09/01/2031 851 674
1.95%, 06/01/2030 100 83
2.50%, 11/01/2026 100 94
3.75%, 05/17/2032 EUR 100 107
4.25%, 01/15/2029 $ 703 678
4.50%, 01/15/2034 100 94
4.95%, 09/01/2031 653 644
5.35%, 03/01/2064 1,159 1,099
Jabil Inc
5.45%, 02/01/2029 329 324
Keysight Technologies Inc
4.60%, 04/06/2027 100 98
TD SYNNEX Corp
6.10%, 04/12/2034 628 624
Trimble Inc
4.90%, 06/15/2028 662 648
6.10%, 03/15/2033 462 469
Vontier Corp
2.40%, 04/01/2028 100 87
2.95%, 04/01/2031 278 227
$ 8,706
Energy - Alternate Sources - 0.12%
Contemporary Ruiding Development Ltd
1.88%, 09/17/2025 200 190
Energo-Pro AS
8.50%, 02/04/2027 325 325
8.50%, 02/04/2027
(i)
1,300 1,300
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
1,050 1,000
8.88%, 02/12/2031 200 190
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 129
$ 3,134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.25%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 $ 78
Bouygues SA
1.38%, 06/07/2027 EUR 100 100
2.25%, 06/29/2029 300 301
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 120
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 90
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 75
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 87
2.75%, 10/13/2031 GBP 100 110
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 90
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
$ 865 861
7.00%, 12/18/2025 487 485
IHS Holding Ltd
5.63%, 11/29/2026 250 229
IHS Netherlands Holdco BV
8.00%, 09/18/2027 2,650 2,493
Jacobs Engineering Group Inc
5.90%, 03/01/2033 460 452
6.35%, 08/18/2028 556 566
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 81
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 110
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 153
Vinci SA
2.75%, 09/15/2034 GBP 100 102
$ 6,583
Entertainment - 1.10%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
$ 2,825 2,521
7.00%, 02/15/2030
(i)
5,125 5,161
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 5,734
5.88%, 03/15/2026
(i)
1,000 987
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,275 3,211
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,450
6.50%, 05/15/2027
(i)
1,200 1,202
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
2,080 1,968
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,754
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 189
4.28%, 03/15/2032 200 172
5.05%, 03/15/2042 323 259
5.14%, 03/15/2052 200 153
5.39%, 03/15/2062 273 209
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
1,050 974
7.13%, 02/15/2031
(i)
1,175 1,192
$ 29,136
Environmental Control - 0.79%
Clean Harbors Inc
6.38%, 02/01/2031
(i)
225 223

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Covanta Holding Corp
4.88%, 12/01/2029
(i)
$ 1,575 $ 1,381
GFL Environmental Inc
4.38%, 08/15/2029
(i)
5,350 4,829
4.75%, 06/15/2029
(i)
2,375 2,191
Madison IAQ LLC
5.88%, 06/30/2029
(i)
8,068 7,486
Republic Services Inc
5.00%, 04/01/2034 896 863
Waste Connections Inc
2.20%, 01/15/2032 1,475 1,172
2.95%, 01/15/2052 100 63
4.25%, 12/01/2028 496 475
Waste Management Inc
3.15%, 11/15/2027 100 93
4.63%, 02/15/2030 322 312
4.63%, 02/15/2033 100 95
4.88%, 02/15/2029 150 148
4.88%, 02/15/2034 1,711 1,645
$ 20,976
Food - 1.84%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 904
Bimbo Bakeries USA Inc
5.38%, 01/09/2036
(i)
604 578
6.40%, 01/15/2034 200 207
Carrefour SA
1.88%, 10/30/2026 EUR 200 204
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(i)
$ 1,850 1,870
Conagra Brands Inc
4.85%, 11/01/2028 100 97
5.30%, 11/01/2038 100 92
7.00%, 10/01/2028
(h)
854 904
Danone SA
0.52%, 11/09/2030 EUR 100 88
Fiesta Purchaser Inc
7.88%, 03/01/2031
(h),(i)
$ 2,400 2,445
General Mills Inc
4.20%, 04/17/2028 100 96
4.70%, 01/30/2027 346 340
4.95%, 03/29/2033 466 446
5.50%, 10/17/2028 297 298
Hershey Co/The
0.90%, 06/01/2025 100 95
Hormel Foods Corp
0.65%, 06/03/2024 1,375 1,369
1.70%, 06/03/2028 100 87
4.80%, 03/30/2027 878 868
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 169
J M Smucker Co/The
2.38%, 03/15/2030 100 85
5.90%, 11/15/2028 572 583
6.50%, 11/15/2043 450 469
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 100 92
6.50%, 12/01/2052 50 47
7.25%, 11/15/2053
(i)
100 103
Kellanova
4.30%, 05/15/2028 200 192
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 192
4.38%, 06/01/2046 2,130 1,706
4.63%, 10/01/2039 200 173
4.88%, 10/01/2049 510 438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
5.50%, 06/01/2050 $ 100 $ 94
Kroger Co/The
3.88%, 10/15/2046 286 209
4.65%, 01/15/2048 150 125
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
300 260
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 72
Mars Inc
3.95%, 04/01/2044
(i)
$ 200 158
4.65%, 04/20/2031
(i)
1,183 1,138
Metro Inc/CN
4.27%, 12/04/2047 CAD 100 62
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 1,775 1,821
8.88%, 09/13/2033 300 308
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 90
Mondelez International Inc
0.25%, 03/17/2028 200 188
Nestle Finance International Ltd
1.25%, 03/29/2031 200 188
3.75%, 03/13/2033 100 111
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 106
2.63%, 09/14/2051
(i)
$ 150 90
4.85%, 03/14/2033
(i)
200 196
5.25%, 03/13/2026
(i)
911 911
Nestle SA
1.63%, 07/15/2026 CHF 200 219
Performance Food Group Inc
4.25%, 08/01/2029
(i)
$ 1,900 1,703
5.50%, 10/15/2027
(i)
2,950 2,855
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 99
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,100 3,605
4.63%, 04/15/2030
(i)
400 361
5.50%, 12/15/2029
(i)
1,050 996
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(i)
4,760 4,107
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 76
Sysco Corp
4.45%, 03/15/2048 1,939 1,569
4.50%, 04/01/2046 1,072 880
5.95%, 04/01/2030 122 125
6.60%, 04/01/2050 556 603
Tyson Foods Inc
5.10%, 09/28/2048 100 86
US Foods Inc
4.63%, 06/01/2030
(i)
880 800
4.75%, 02/15/2029
(i)
2,493 2,323
7.25%, 01/15/2032
(i)
6,932 7,078
$ 48,849
Food Service - 0.13%
Aramark Services Inc
5.00%, 02/01/2028
(i)
3,385 3,214
Sodexo SA
0.75%, 04/27/2025 EUR 100 104
$ 3,318
Forest Products & Paper - 0.08%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
$ 1,784 1,628
2.30%, 04/30/2030
(i)
100 84

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
International Paper Co
4.40%, 08/15/2047 $ 150 $ 120
Suzano Austria GmbH
3.13%, 01/15/2032 200 161
$ 1,993
Gas - 0.15%
2i Rete Gas SpA
4.38%, 06/06/2033 EUR 100 108
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 214
APA Infrastructure Ltd
2.50%, 03/15/2036 GBP 100 87
Atmos Energy Corp
1.50%, 01/15/2031 $ 100 79
2.85%, 02/15/2052 100 61
5.75%, 10/15/2052 189 189
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
150 151
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 125
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 200 198
CU Inc
5.09%, 09/20/2053 CAD 150 110
Enbridge Gas Inc
4.00%, 08/22/2044 200 124
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 168
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 93
Italgas SpA
1.00%, 12/11/2031 100 87
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 909 896
NiSource Inc
5.65%, 02/01/2045 100 94
ONE Gas Inc
2.00%, 05/15/2030 200 166
Snam SpA
3.38%, 12/05/2026 EUR 200 211
Southern California Gas Co
2.95%, 04/15/2027 $ 200 187
3.95%, 02/15/2050 25 18
5.60%, 04/01/2054 455 432
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 60
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 112
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 91
$ 4,061
Hand & Machine Tools - 0.08%
Regal Rexnord Corp
6.30%, 02/15/2030
(i)
$ 150 150
Stanley Black & Decker Inc
4.00%, 03/15/2060
(k)
2,107 1,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 254
$ 2,254
Healthcare - Products - 0.47%
Abbott Laboratories
3.75%, 11/30/2026 200 193
4.75%, 04/15/2043 200 183
Agilent Technologies Inc
2.30%, 03/12/2031 1,462 1,200
Alcon Finance Corp
3.00%, 09/23/2029
(i)
200 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 200 $ 197
Baxter International Inc
2.54%, 02/01/2032 $ 100 80
3.95%, 04/01/2030 100 91
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 159
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 172
DH Europe Finance II Sarl
2.60%, 11/15/2029 200 175
3.40%, 11/15/2049 100 70
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 200 199
EssilorLuxottica SA
0.50%, 06/05/2028 200 191
GE HealthCare Technologies Inc
5.60%, 11/15/2025 $ 100 100
5.65%, 11/15/2027 2,073 2,084
5.91%, 11/22/2032 200 204
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 109
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 775 722
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 100
1.63%, 10/15/2050 100 69
2.25%, 03/07/2039 100 89
Medtronic Inc
4.38%, 03/15/2035 $ 100 92
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 108
Neogen Food Safety Corp
8.63%, 07/20/2030
(i)
$ 2,360 2,488
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 112
Solventum Corp
5.90%, 04/30/2054
(i)
$ 100 93
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 987
Stryker Corp
0.75%, 03/01/2029 EUR 100 93
3.38%, 11/01/2025 $ 100 97
4.85%, 12/08/2028 942 923
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051 EUR 100 74
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 78
4.98%, 08/10/2030 $ 100 98
5.00%, 01/31/2029 607 602
5.40%, 08/10/2043 100 98
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 97
$ 12,604
Healthcare - Services - 1.65%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,425 1,338
5.50%, 07/01/2028
(i)
880 847
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 100 82
Aetna Inc
4.75%, 03/15/2044 100 83
Banner Health
2.34%, 01/01/2030 50 43
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(i)
887 844

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 200 $ 161
4.25%, 12/15/2027 200 189
CommonSpirit Health
4.19%, 10/01/2049 100 78
DaVita Inc
3.75%, 02/15/2031
(i)
650 535
4.63%, 06/01/2030
(i)
2,025 1,774
Elevance Health Inc
2.88%, 09/15/2029 975 859
3.60%, 03/15/2051 250 176
4.55%, 03/01/2048 100 83
6.10%, 10/15/2052 388 397
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 110
Fortrea Holdings Inc
7.50%, 07/01/2030
(h),(i)
$ 2,640 2,663
Fresenius Medical Care AG
1.00%, 05/29/2026 EUR 100 101
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 133
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 101
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 64
HCA Inc
3.38%, 03/15/2029 418 376
3.50%, 09/01/2030 883 778
3.50%, 07/15/2051 1,075 698
4.50%, 02/15/2027 200 194
4.63%, 03/15/2052 1,296 1,015
5.25%, 06/15/2026 100 99
5.25%, 06/15/2049 580 502
5.45%, 04/01/2031 639 626
5.50%, 06/15/2047 200 180
5.88%, 02/01/2029 200 201
Humana Inc
1.35%, 02/03/2027 971 867
3.13%, 08/15/2029 100 89
5.50%, 03/15/2053 271 247
5.75%, 04/15/2054 374 351
5.88%, 03/01/2033 534 534
Kaiser Foundation Hospitals
4.15%, 05/01/2047 200 162
Mass General Brigham Inc
3.34%, 07/01/2060 100 65
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 65
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 100 57
Roche Holdings Inc
2.08%, 12/13/2031
(i)
200 160
2.13%, 03/10/2025
(i)
2,676 2,601
2.61%, 12/13/2051
(i)
200 119
3.00%, 11/10/2025
(i)
200 193
4.91%, 03/08/2031
(i)
971 949
5.49%, 11/13/2030
(i)
1,941 1,962
Surgery Center Holdings Inc
7.25%, 04/15/2032
(i)
5,920 5,912
Sutter Health
3.70%, 08/15/2028 200 188
Team Health Holdings Inc
13.50%, PIK 0.00%; 06/30/2028
(i),(m),(o)
500 554
Tenet Healthcare Corp
4.63%, 06/15/2028 100 94
6.13%, 10/01/2028
(h)
9,320 9,203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
1.25%, 01/15/2026 $ 1,540 $ 1,438
3.05%, 05/15/2041 50 36
3.10%, 03/15/2026 200 192
3.70%, 08/15/2049 100 74
4.63%, 11/15/2041 200 177
4.75%, 07/15/2045 200 178
4.75%, 05/15/2052 700 609
4.95%, 05/15/2062 379 331
5.00%, 04/15/2034 200 193
5.05%, 04/15/2053 100 91
5.20%, 04/15/2063 100 91
5.25%, 02/15/2028 697 699
$ 43,811
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
5.73%, 03/25/2037 2,064 1,301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 100 106
Whirlpool Corp
4.75%, 02/26/2029 $ 200 193
$ 299
Housewares - 0.05%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
491 488
Newell Brands Inc
6.87%, 04/01/2036 900 786
$ 1,274
Insurance - 3.70%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 806
8.25%, 02/01/2029
(i)
4,850 4,810
Ageas SA/NV
1.88%, 11/24/2051
(k)
EUR 100 87
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(i)
$ 200 193
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
2,725 2,542
6.75%, 10/15/2027
(i)
1,250 1,226
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 89
Allianz SE
4.25%, 07/05/2052
(k)
200 209
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 98
American International Group Inc
5.13%, 03/27/2033 100 96
Americo Life Inc
3.45%, 04/15/2031
(i)
646 498
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
100 75
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,795
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 82
3.90%, 02/28/2052 100 72
Aon North America Inc
5.30%, 03/01/2031 1,259 1,238
5.75%, 03/01/2054 813 786

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Group Ltd
3.64%, 06/30/2050 $ 100 $ 69
Ardonagh Finco Ltd
7.75%, 02/15/2031
(i)
2,400 2,362
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(i)
4,075 3,969
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,477
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 619 586
5.75%, 07/15/2054 280 266
6.75%, 02/15/2054 353 380
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 99
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SpA
2.12%, 10/01/2030 150 140
AssuredPartners Inc
5.63%, 01/15/2029
(i)
$ 2,525 2,302
7.50%, 02/15/2032
(i)
3,830 3,719
Athene Global Funding
1.61%, 06/29/2026
(i)
300 274
1.73%, 10/02/2026
(i)
1,739 1,573
Athene Holding Ltd
3.45%, 05/15/2052 825 514
6.25%, 04/01/2054 100 97
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 100 126
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 101
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
200 207
3 Month Euro Interbank Offered Rate +
3.75%
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 93
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 86
2.50%, 01/15/2051 $ 150 89
2.88%, 03/15/2032 200 171
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 200 174
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 100 76
Chubb Corp/The
6.50%, 05/15/2038 100 108
Chubb INA Holdings LLC
1.38%, 09/15/2030 200 159
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 196
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 174
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 101
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(i),(k)
200 190
3 Month USD LIBOR + 3.66%
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
200 175
Enstar Group Ltd
3.10%, 09/01/2031 1,072 856
4.95%, 06/01/2029 100 95
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
1,612 1,459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Financial Life Global Funding
(continued)
6.38%, 06/02/2028 GBP 100 $ 130
Everest Reinsurance Holdings Inc
3.13%, 10/15/2052 $ 100 60
F&G Global Funding
2.30%, 04/11/2027
(i)
1,195 1,063
Fairfax Financial Holdings Ltd
6.00%, 12/07/2033
(i)
100 99
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(k)
100 72
3 Month USD LIBOR + 3.23%
GA Global Funding Trust
5.50%, 01/08/2029
(i)
150 148
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 137
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 64
GTCR AP Finance Inc
8.00%, 05/15/2027
(i)
$ 5,430 5,432
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
50 41
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 150 92
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(i)
1,675 1,654
8.13%, 02/15/2032
(i)
2,000 1,968
HUB International Ltd
5.63%, 12/01/2029
(i)
300 276
7.38%, 01/31/2032
(i)
10,450 10,354
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 74
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 197
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,864
La Mondiale SAM
2.13%, 06/23/2031 EUR 100 92
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 113
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
$ 100 67
4.30%, 02/01/2061
(i)
2,692 1,653
7.80%, 03/07/2087
(i)
2,000 2,086
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 84
M&G PLC
6.25%, 10/20/2068
(k)
GBP 100 113
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.24%, 05/12/2030
(k)
CAD 300 211
Canadian Dollar Offered Rate 3 Month +
1.49%
2.48%, 05/19/2027 $ 100 92
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 106
3 Month Euro Interbank Offered Rate +
4.54%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
3.35%, 09/17/2029 $ 100 $ 89
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 101
5.40%, 09/15/2033 $ 200 199
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
100 95
MetLife Inc
3.85%, 09/15/2025
(g),(k)
2,300 2,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 200 186
9.25%, 04/08/2068
(i)
3,575 4,112
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 97
5.40%, 09/12/2028
(i)
$ 300 299
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 88
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
$ 100 74
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 99
0.85%, 01/15/2026
(i)
$ 150 139
3.25%, 04/07/2027
(i)
100 94
4.85%, 01/09/2028
(i)
496 487
5.25%, 06/30/2026 CAD 100 73
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 72
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(k)
4,000 3,974
USD Swap Semi-Annual 5 Year + 3.65%
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 108
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 683 660
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
150 98
Pacific Life Global Funding II
5.50%, 08/28/2026
(i)
200 200
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(k)
100 75
3 Month USD LIBOR + 2.80%
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 110
Pine Street Trust II
5.57%, 02/15/2049
(i)
$ 100 89
Pricoa Global Funding I
5.55%, 08/28/2026
(i)
300 301
Progressive Corp/The
3.20%, 03/26/2030 200 178
Protective Life Global Funding
5.21%, 04/14/2026
(i)
200 199
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 86
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 100 72
3.94%, 12/07/2049 150 111
5.70%, 09/15/2048
(k)
293 285
3 Month USD LIBOR + 2.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc   (continued)
6.50%, 03/15/2054
(k)
$ 1,000 $ 985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 432 379
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 87
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 119
Sammons Financial Group Inc
6.88%, 04/15/2034
(i)
$ 100 99
Sampo Oyj
2.50%, 09/03/2052
(k)
EUR 100 90
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(i)
$ 1,188 1,009
5.13%, 11/13/2026
(i)
100 95
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
1,045 1,043
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 72
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I Ltd
3.25%, 08/31/2029 EUR 100 104
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(k)
$ 200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
200 156
Travelers Cos Inc/The
3.05%, 06/08/2051 200 130
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(i)
100 85
Willis North America Inc
4.50%, 09/15/2028 100 95
4.65%, 06/15/2027 1,311 1,274
5.90%, 03/05/2054 1,030 988
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
7,000 5,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 98,334
Internet - 0.51%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 291
Alphabet Inc
1.90%, 08/15/2040 100 64
2.05%, 08/15/2050 100 56
Amazon.com Inc
1.00%, 05/12/2026 200 184
2.10%, 05/12/2031 200 165
3.15%, 08/22/2027 200 188
3.30%, 04/13/2027 810 770
3.60%, 04/13/2032 287 259
3.88%, 08/22/2037 275 237
3.95%, 04/13/2052 100 79
4.10%, 04/13/2062 1,536 1,200
4.65%, 12/01/2029 510 502
Arches Buyer Inc
6.13%, 12/01/2028
(i)
1,598 1,300
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 204
4.50%, 11/15/2031 100 112

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 1,200 $ 1,059
5.63%, 09/15/2028
(i)
1,700 1,372
eBay Inc
2.70%, 03/11/2030 200 173
Expedia Group Inc
2.95%, 03/15/2031 441 376
Gen Digital Inc
7.13%, 09/30/2030
(i)
2,800 2,829
Meta Platforms Inc
4.60%, 05/15/2028 200 196
5.60%, 05/15/2053 200 198
Netflix Inc
3.63%, 06/15/2030 EUR 100 106
5.88%, 11/15/2028 $ 200 204
Prosus NV
2.78%, 01/19/2034 EUR 100 86
3.06%, 07/13/2031 $ 200 160
4.85%, 07/06/2027 200 191
Tencent Holdings Ltd
3.24%, 06/03/2050 200 128
3.58%, 04/11/2026 200 193
United Group BV
8.13%, 02/15/2031
(i)
EUR 550 586
3 Month Euro Interbank Offered Rate +
4.25%
$ 13,468
Investment Companies - 0.24%
Ares Capital Corp
7.00%, 01/15/2027 $ 200 204
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 183
Blue Owl Capital Corp
2.63%, 01/15/2027 200 182
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 89
Gaci First Investment Co
5.38%, 10/13/2122 2,175 1,775
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 85
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,873
5.25%, 05/15/2027 775 712
9.75%, 01/15/2029
(i)
1,125 1,167
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 110
Wendel SE
4.50%, 06/19/2030 100 109
$ 6,489
Iron & Steel - 2.87%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 104
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 12,707
CSN Inova Ventures
6.75%, 01/28/2028 2,000 1,915
Material Sciences Corp
13.03%, PIK 13.03%; 07/09/2026
(e),(f),(m),(o)
21,495 21,495
Nucor Corp
3.13%, 04/01/2032 100 85
4.30%, 05/23/2027 754 732
POSCO
5.75%, 01/17/2028 200 200
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Specialty Steel
15.42%, 11/15/2026
(e),(f)
$ 38,772 $ 38,772
Vale Overseas Ltd
6.13%, 06/12/2033 200 197
$ 76,207
Leisure Products & Services - 0.16%
Brunswick Corp/DE
4.40%, 09/15/2032 100 88
Carnival Corp
5.75%, 03/01/2027
(i)
3,950 3,855
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(i)
275 268
$ 4,211
Lodging - 0.45%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
3,225 2,856
Hyatt Hotels Corp
5.75%, 01/30/2027 649 652
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 115
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,653 1,386
3.50%, 10/15/2032 1,486 1,263
Sands China Ltd
5.40%, 08/08/2028 200 194
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,150 5,391
$ 11,857
Machinery - Construction & Mining - 0.17%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 1,711 1,642
3.40%, 05/13/2025 100 98
4.80%, 01/06/2026 932 925
4.85%, 02/27/2029 594 586
5.40%, 03/10/2025 1,025 1,025
Caterpillar Inc
3.80%, 08/15/2042 200 160
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 106
$ 4,542
Machinery - Diversified - 0.69%
AGCO Corp
5.45%, 03/21/2027 $ 298 297
5.80%, 03/21/2034 251 246
Chart Industries Inc
7.50%, 01/01/2030
(i)
2,910 2,976
9.50%, 01/01/2031
(i)
2,045 2,195
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 94
5.10%, 04/20/2029 616 603
5.50%, 01/12/2029 874 871
CNH Industrial Finance Europe SA
1.75%, 09/12/2025 EUR 100 104
Deere & Co
3.75%, 04/15/2050 $ 100 78
Ingersoll Rand Inc
5.70%, 08/14/2033 100 99
John Deere Capital Corp
1.30%, 10/13/2026 640 582
1.70%, 01/11/2027 100 91
3.40%, 06/06/2025 1,285 1,258
3.45%, 03/07/2029 200 186
4.75%, 01/20/2028 681 672
4.95%, 07/14/2028 452 448
5.10%, 04/11/2034 965 947
5.15%, 09/08/2026 200 200
John Deere Financial Inc
2.31%, 06/20/2025 CAD 200 141

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
nVent Finance Sarl
2.75%, 11/15/2031 $ 608 $ 490
4.55%, 04/15/2028 150 144
Otis Worldwide Corp
3.36%, 02/15/2050 50 34
SPX FLOW Inc
8.75%, 04/01/2030
(i)
4,960 5,077
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 144
5.61%, 03/11/2034 377 371
Xylem Inc/NY
2.25%, 01/30/2031 100 82
$ 18,430
Manufactured Housing Asset Backed Securities - 0.08%
BCMSC Trust 2000-A
5.60%, 06/15/2030 7,432 447
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(m)
1,761 1,704
$ 2,151
Media - 2.18%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 101
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 1,550 1,213
4.25%, 01/15/2034
(i)
5,200 3,768
4.50%, 05/01/2032 2,865 2,200
4.50%, 06/01/2033
(i)
2,550 1,918
4.75%, 03/01/2030
(i)
750 623
5.38%, 06/01/2029
(i)
1,200 1,057
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 990 633
3.85%, 04/01/2061 1,317 736
4.80%, 03/01/2050 1,179 825
4.91%, 07/23/2025 200 197
5.38%, 05/01/2047 50 38
5.50%, 04/01/2063 150 111
6.38%, 10/23/2035 200 189
6.48%, 10/23/2045 100 88
Comcast Corp
0.75%, 02/20/2032 EUR 100 86
1.50%, 02/20/2029 GBP 200 215
1.50%, 02/15/2031 $ 200 157
2.65%, 02/01/2030 25 22
2.94%, 11/01/2056 151 88
2.99%, 11/01/2063 200 114
3.40%, 04/01/2030 464 418
3.75%, 04/01/2040 200 158
3.97%, 11/01/2047 200 152
4.00%, 11/01/2049 200 152
4.15%, 10/15/2028 882 845
4.60%, 10/15/2038 1,004 894
4.65%, 02/15/2033 200 189
4.80%, 05/15/2033 100 95
5.50%, 05/15/2064 1,896 1,766
Cox Communications Inc
3.35%, 09/15/2026
(i)
200 190
3.50%, 08/15/2027
(i)
100 94
3.60%, 06/15/2051
(i)
100 66
5.45%, 09/15/2028
(i)
655 652
CSC Holdings LLC
4.63%, 12/01/2030
(i)
1,676 727
7.50%, 04/01/2028
(i)
625 338
Discovery Communications LLC
3.63%, 05/15/2030 1,104 961
5.30%, 05/15/2049 1,385 1,090
6.35%, 06/01/2040 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH Network Corp
11.75%, 11/15/2027
(i)
$ 2,500 $ 2,520
Fox Corp
5.58%, 01/25/2049 768 682
6.50%, 10/13/2033 100 103
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 1,560 1,360
Grupo Televisa SAB
6.63%, 01/15/2040 100 97
Informa PLC
2.13%, 10/06/2025 EUR 100 104
Paramount Global
4.20%, 06/01/2029 $ 100 89
4.60%, 01/15/2045 354 237
4.85%, 07/01/2042 858 614
5.85%, 09/01/2043 473 374
Sirius XM Radio Inc
3.88%, 09/01/2031
(h),(i)
2,775 2,232
4.13%, 07/01/2030
(i)
1,275 1,081
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,311
Time Warner Cable LLC
5.50%, 09/01/2041 250 199
6.55%, 05/01/2037 1,144 1,040
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,132
Walt Disney Co/The
1.75%, 01/13/2026 250 235
2.65%, 01/13/2031 100 86
3.60%, 01/13/2051 150 109
4.75%, 09/15/2044 100 89
5.40%, 10/01/2043 100 97
6.65%, 11/15/2037 100 110
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 91
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
$ 525 516
$ 57,769
Mining - 1.01%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 109
5.50%, 05/02/2033 $ 200 195
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
2,000 2,082
11.50%, 10/01/2031
(i)
2,550 2,839
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 99
BHP Billiton Finance Ltd
3.25%, 09/24/2027 EUR 100 105
4.30%, 09/25/2042 GBP 100 106
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 $ 100 99
5.50%, 09/08/2053 100 97
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 9,447
Constellium SE
3.75%, 04/15/2029
(h),(i)
1,575 1,396
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
1,900 1,963
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 92
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 138
Glencore Funding LLC
3.88%, 04/27/2051
(i)
$ 100 70
4.00%, 03/27/2027
(i)
100 96
5.63%, 04/04/2034
(i)
100 97

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Kinross Gold Corp
4.50%, 07/15/2027 $ 150 $ 145
Newmont Corp
2.60%, 07/15/2032 100 81
Newmont Corp / Newcrest Finance Pty Ltd
5.30%, 03/15/2026
(i)
424 421
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
575 487
4.75%, 01/30/2030
(i)
2,889 2,643
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 61
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,311 1,158
Southern Copper Corp
6.75%, 04/16/2040 100 108
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
525 534
9.50%, 10/06/2028
(i)
1,775 1,828
9.50%, 10/06/2028 400 412
$ 26,908
Miscellaneous Manufacturers - 0.18%
3M Co
3.63%, 09/14/2028 100 93
3.63%, 10/15/2047 150 106
Alstom SA
0.00%, 01/11/2029
(d)
EUR 100 88
Carlisle Cos Inc
2.20%, 03/01/2032 $ 100 79
Eaton Corp
4.15%, 11/02/2042 100 83
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 91
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 117
4.25%, 09/15/2027 886 857
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 185
0.38%, 06/05/2026 200 200
0.63%, 02/25/2027 100 99
1.38%, 09/06/2030 50 48
2.15%, 03/11/2031
(i)
$ 250 206
2.50%, 09/08/2027 EUR 200 208
3.00%, 09/08/2033 100 103
3.25%, 05/27/2025
(i)
$ 2,260 2,210
Teledyne Technologies Inc
2.75%, 04/01/2031 50 42
$ 4,815
Mortgage Backed Securities - 0.48%
Alternative Loan Trust 2005-30CB
5.50%, 08/25/2035 1,051 696
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(i),(m)
1,440 1,366
Fannie Mae REMICS
0.46%, 09/25/2047
(n)
4,595 380
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.79%
0.56%, 05/25/2046
(n)
8,230 668
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 09/25/2046
(n)
2,137 169
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
0.56%, 01/25/2047
(n)
$ 3,625 $ 297
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 12/25/2049
(n)
4,743 432
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 05/25/2050
(n)
3,248 276
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 08/25/2049
(n)
3,444 291
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 11/25/2049
(n)
4,871 421
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.63%, 06/25/2050
(n)
2,124 182
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.76%, 03/25/2048
(n)
2,108 184
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.76%, 06/25/2048
(n)
2,279 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
Freddie Mac REMICS
0.61%, 10/25/2049
(n)
3,760 335
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.21%, 05/15/2042
(n)
3,802 339
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
1.21%, 08/15/2043
(n)
4,255 355
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
0.62%, 04/20/2046
(n)
8,738 755
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.67%, 11/20/2046
(n)
5,271 448
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.50%, 11/20/2050
(n)
7,688 1,071
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 705 584
RALI Series 2006-QS12 Trust
6.08%, 09/25/2036 2,890 2,113
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,674 1,155
$ 12,742
Oil & Gas - 2.66%
Apache Corp
5.35%, 07/01/2049 2,542 2,067
6.00%, 01/15/2037 484 470
BP Capital Markets America Inc
3.00%, 02/24/2050 1,427 915
3.38%, 02/08/2061 100 65
3.54%, 04/06/2027 1,963 1,872
4.89%, 09/11/2033 847 814
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 308
3.25%, 03/22/2026
(g),(k)
100 104
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC   (continued)
3.63%, 03/22/2029
(g),(k)
EUR 100 $ 101
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 188
4.88%, 03/22/2030
(g),(k)
1,000 934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 86
Cenovus Energy Inc
6.75%, 11/15/2039 100 105
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
625 625
Chevron Corp
2.24%, 05/11/2030 1,427 1,215
2.95%, 05/16/2026 225 215
Chevron USA Inc
4.20%, 10/15/2049 563 455
Civitas Resources Inc
8.63%, 11/01/2030
(i)
1,200 1,277
CNX Resources Corp
7.25%, 03/01/2032
(h),(i)
300 301
7.38%, 01/15/2031
(h),(i)
1,550 1,569
Comstock Resources Inc
5.88%, 01/15/2030
(i)
1,600 1,457
ConocoPhillips Co
5.05%, 09/15/2033 200 195
5.70%, 09/15/2063 150 147
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 80
Cosan Luxembourg SA
7.25%, 06/27/2031
(i)
1,300 1,304
7.25%, 06/27/2031 225 226
Devon Energy Corp
5.25%, 10/15/2027 100 99
7.95%, 04/15/2032 100 112
Diamondback Energy Inc
3.13%, 03/24/2031 150 130
4.40%, 03/24/2051 1,024 809
5.90%, 04/18/2064 1,106 1,052
6.25%, 03/15/2053 1,308 1,337
Ecopetrol SA
6.88%, 04/29/2030 2,150 2,051
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031
(i)
925 942
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
2,850 2,426
Energean PLC
6.50%, 04/30/2027 2,575 2,395
Eni SpA
0.63%, 01/23/2030 EUR 100 90
4.25%, 05/09/2029
(i)
$ 200 189
4.25%, 05/19/2033 EUR 100 109
EOG Resources Inc
4.15%, 01/15/2026 $ 200 196
EQT Corp
3.63%, 05/15/2031
(i)
2,033 1,759
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 86
3.29%, 03/19/2027 $ 200 191
3.45%, 04/15/2051 300 212
Hess Corp
4.30%, 04/01/2027 200 194
6.00%, 01/15/2040 376 377
HF Sinclair Corp
5.00%, 02/01/2028
(i)
623 598
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
$ 1,275 $ 1,217
6.25%, 04/15/2032
(i)
2,275 2,197
8.38%, 11/01/2033
(i)
200 215
KazMunayGas National Co JSC
6.38%, 10/24/2048 3,750 3,331
Kosmos Energy Ltd
7.75%, 05/01/2027 1,700 1,653
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
2,350 2,201
Marathon Oil Corp
5.20%, 06/01/2045 100 85
5.30%, 04/01/2029 1,000 981
6.60%, 10/01/2037 829 844
Marathon Petroleum Corp
4.70%, 05/01/2025 100 99
MEG Energy Corp
5.88%, 02/01/2029
(i)
150 145
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 66
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,362 1,052
6.13%, 01/01/2031 906 917
6.38%, 09/01/2028 150 153
6.45%, 09/15/2036 100 103
6.63%, 09/01/2030 100 104
OMV AG
1.00%, 07/03/2034 EUR 100 82
ORLEN SA
1.13%, 05/27/2028 100 95
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
$ 700 680
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
2,000 257
0.00%, 05/16/2024
(d)
14,402 1,728
Petroleos Mexicanos
6.49%, 01/23/2027 2,400 2,251
6.63%, 06/15/2035 2,325 1,718
Phillips 66 Co
3.75%, 03/01/2028 200 188
5.30%, 06/30/2033 100 97
Pioneer Natural Resources Co
5.10%, 03/29/2026 505 501
Puma International Financing SA
7.75%, 04/25/2029
(i)
2,475 2,500
Reliance Industries Ltd
2.88%, 01/12/2032 250 206
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 192
Shell International Finance BV
1.25%, 11/11/2032 100 89
2.50%, 09/12/2026 $ 300 282
3.00%, 11/26/2051 75 48
4.38%, 05/11/2045 200 168
5.50%, 03/25/2040 100 100
Suncor Energy Inc
3.75%, 03/04/2051 100 69
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 3,425 3,223
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 79
2.99%, 06/29/2041 $ 200 143
TotalEnergies Capital SA
5.64%, 04/05/2064 640 625

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies SE
1.63%, 10/25/2027
(g),(k)
EUR 100 $ 96
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(k)
100 87
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 1,325 1,073
7.50%, 04/15/2031 2,150 1,941
8.50%, 05/15/2031
(i)
1,125 1,120
Valero Energy Corp
3.65%, 12/01/2051 100 68
Var Energi ASA
7.50%, 01/15/2028
(i)
200 209
Viper Energy Inc
7.38%, 11/01/2031
(i)
2,450 2,523
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 94
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 150 142
$ 70,486
Oil & Gas Services - 0.05%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 89
Halliburton Co
4.75%, 08/01/2043 777 675
4.85%, 11/15/2035 200 188
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
300 284
$ 1,236
Other Asset Backed Securities - 0.73%
Crestline Denali CLO XV Ltd
6.62%, 04/20/2030
(i)
2,059 2,060
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Generate CLO 4 Ltd
6.68%, 04/20/2032
(i)
1,299 1,299
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
Midocean Credit Clo VIII
6.88%, 02/20/2031
(i)
3,537 3,534
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.56%
Mountain View CLO IX Ltd
6.71%, 07/15/2031
(i)
3,604 3,604
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
OCP CLO 2014-6 Ltd
6.47%, 10/17/2030
(i)
1,675 1,675
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Venture XVII CLO Ltd
6.99%, 04/15/2027
(i)
167 167
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.66%
Verizon Master Trust
0.50%, 05/20/2027 3,000 2,992
1.53%, 07/20/2028 2,025 1,966
Zais Clo 13 Ltd
7.55%, 07/15/2032
(i)
2,104 2,105
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.22%
$ 19,402
Packaging & Containers - 0.72%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,204 990
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
$ 6,950 $ 5,729
Packaging Corp of America
3.40%, 12/15/2027 200 187
5.70%, 12/01/2033 1,010 1,006
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(i)
1,400 1,425
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054
(i)
1,090 1,042
Sonoco Products Co
1.80%, 02/01/2025 3,099 3,004
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
5,825 5,725
WRKCo Inc
3.00%, 06/15/2033 100 82
$ 19,190
Pharmaceuticals - 1.66%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 195
3.80%, 03/15/2025 $ 100 99
4.05%, 11/21/2039 2,014 1,706
4.25%, 11/14/2028 100 96
4.25%, 11/21/2049 1,149 938
4.88%, 11/14/2048 200 181
4.95%, 03/15/2031 754 740
5.50%, 03/15/2064 588 567
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,183 1,165
4.88%, 03/03/2028 987 975
4.90%, 03/03/2030 1,078 1,062
AstraZeneca PLC
0.70%, 04/08/2026 200 183
1.38%, 08/06/2030 200 159
3.00%, 05/28/2051 200 131
Bayer AG
4.00%, 08/26/2026 EUR 100 107
4.63%, 05/26/2033 200 216
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 67
4.25%, 12/15/2025
(i)
200 194
4.70%, 07/15/2064
(i)
100 69
Becton Dickinson & Co
3.79%, 05/20/2050 100 73
4.30%, 08/22/2032 357 328
4.69%, 02/13/2028 1,021 993
Bristol-Myers Squibb Co
1.13%, 11/13/2027 100 87
2.95%, 03/15/2032 654 553
3.25%, 08/01/2042 360 260
3.70%, 03/15/2052 200 144
3.90%, 02/20/2028 100 95
3.90%, 03/15/2062 200 142
4.13%, 06/15/2039 200 169
5.65%, 02/22/2064 570 546
5.75%, 02/01/2031 978 1,000
6.40%, 11/15/2063 654 697
Cardinal Health Inc
4.60%, 03/15/2043 2,235 1,860
4.90%, 09/15/2045 100 85
5.13%, 02/15/2029 491 483
Cencora Inc
2.70%, 03/15/2031 100 84
4.30%, 12/15/2047 608 499
5.13%, 02/15/2034 1,114 1,076

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Group/The
2.38%, 03/15/2031 $ 200 $ 164
2.40%, 03/15/2030 480 405
3.40%, 03/01/2027 200 190
3.40%, 03/15/2050 1,659 1,106
3.40%, 03/15/2051 100 66
3.88%, 10/15/2047 331 244
4.80%, 08/15/2038 200 179
5.00%, 05/15/2029 435 426
CVS Health Corp
3.00%, 08/15/2026 200 189
4.78%, 03/25/2038 2,504 2,205
5.00%, 02/20/2026 200 198
5.00%, 01/30/2029 300 295
5.05%, 03/25/2048 200 171
5.13%, 07/20/2045 875 761
6.00%, 06/01/2063 446 427
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 88
3.38%, 03/15/2029 $ 250 232
4.50%, 02/09/2029 200 195
4.70%, 02/27/2033 759 729
4.88%, 02/27/2053 100 92
5.10%, 02/09/2064 909 844
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 287
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 89
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 948
4.75%, 10/15/2028
(i)
$ 1,550 1,252
Johnson & Johnson
0.55%, 09/01/2025 100 94
0.95%, 09/01/2027 200 176
2.10%, 09/01/2040 400 261
Merck & Co Inc
2.75%, 12/10/2051 100 61
3.40%, 03/07/2029 200 186
4.90%, 05/17/2044 200 184
5.15%, 05/17/2063 100 93
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 90
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 169
3.70%, 09/21/2042 100 79
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 185
Option Care Health Inc
4.38%, 10/31/2029
(i)
$ 3,440 3,081
Pfizer Inc
0.80%, 05/28/2025 200 191
2.74%, 06/15/2043 GBP 100 86
3.90%, 03/15/2039 $ 200 165
4.00%, 03/15/2049 100 79
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 100 99
4.75%, 05/19/2033 792 754
5.11%, 05/19/2043 640 596
5.30%, 05/19/2053 910 848
5.34%, 05/19/2063 1,730 1,587
Prestige Brands Inc
3.75%, 04/01/2031
(i)
200 170
Sanofi SA
1.25%, 04/06/2029 EUR 200 194
1.50%, 09/22/2025 100 104
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,185 1,125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 EUR 100 $ 94
3.03%, 07/09/2040 $ 200 143
5.00%, 11/26/2028 200 196
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 98
Viatris Inc
2.30%, 06/22/2027 $ 100 90
3.85%, 06/22/2040 1,023 723
4.00%, 06/22/2050 2,370 1,551
Zoetis Inc
4.45%, 08/20/2048 100 83
4.50%, 11/13/2025 100 98
5.60%, 11/16/2032 474 477
$ 44,016
Pipelines - 2.00%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 2,007 1,922
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
825 807
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 96
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 955
5.60%, 10/15/2044 375 289
5.85%, 11/15/2043 1,450 1,225
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 84
4.00%, 03/01/2031 100 89
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,825 2,500
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
100 102
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,842
DCP Midstream Operating LP
3.25%, 02/15/2032 100 84
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 167
Enbridge Inc
2.99%, 10/03/2029 CAD 300 198
5.36%, 05/26/2033 75 55
5.70%, 03/08/2033 $ 100 99
6.00%, 01/15/2077
(k)
400 378
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,333
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.50%, 01/15/2084
(k)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 205
Energy Transfer LP
4.05%, 03/15/2025 $ 200 197
4.90%, 03/15/2035 336 308
4.95%, 05/15/2028 867 844
5.35%, 05/15/2045 1,117 981
5.40%, 10/01/2047 720 632
5.95%, 05/15/2054 100 94
6.10%, 02/15/2042 200 193
6.13%, 12/15/2045 511 491
6.25%, 04/15/2049 25 24
6.40%, 12/01/2030 557 574

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
3.70%, 01/31/2051 $ 470 $ 338
5.10%, 02/15/2045 100 91
5.35%, 01/31/2033 200 198
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,225 1,119
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 79
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 144
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 01/15/2027 1,780 1,800
8.25%, 01/15/2029 875 887
8.88%, 04/15/2030 1,150 1,190
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
1,222 1,132
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 2,050 2,023
Harvest Midstream I LP
7.50%, 05/15/2032
(i),(j)
1,175 1,176
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
825 789
Inter Pipeline Ltd
6.38%, 02/17/2033 CAD 100 74
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 100 64
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 86
5.40%, 09/01/2044 100 90
5.50%, 03/01/2044 640 578
Kinder Morgan Inc
5.30%, 12/01/2034 200 191
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 143
MPLX LP
4.70%, 04/15/2048 150 123
5.00%, 03/01/2033 100 94
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
633 625
Northern Natural Gas Co
4.30%, 01/15/2049
(i)
100 78
5.63%, 02/01/2054
(i)
297 284
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,236
ONEOK Inc
5.15%, 10/15/2043 100 88
5.80%, 11/01/2030 50 50
6.05%, 09/01/2033 100 101
6.63%, 09/01/2053 100 104
ONEOK Partners LP
6.65%, 10/01/2036 2,003 2,072
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 124
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 524 405
4.90%, 02/15/2045 150 125
6.65%, 01/15/2037 883 912
Prairie Acquiror LP
9.00%, 08/01/2029
(i)
1,800 1,839
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 191
5.90%, 09/15/2037 591 592
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
675 627
7.38%, 02/15/2029
(i)
1,250 1,251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Corp
4.20%, 02/01/2033 $ 100 $ 88
6.50%, 02/15/2053 100 102
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 585 571
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
200 171
TMS Issuer Sarl
5.78%, 08/23/2032 200 201
TransCanada PipeLines Ltd
4.75%, 05/15/2038 300 263
5.92%, 05/12/2052 CAD 100 74
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 3,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
8.38%, 06/01/2031
(i)
4,200 4,310
9.88%, 02/01/2032
(i)
1,775 1,894
Western Midstream Operating LP
5.45%, 04/01/2044 100 88
Williams Cos Inc/The
2.60%, 03/15/2031 100 83
5.30%, 08/15/2028 200 198
5.30%, 08/15/2052 100 90
5.75%, 06/24/2044 676 642
$ 53,191
Private Equity - 0.13%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 72
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 49
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 33
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 90
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 93
EQT AB
2.38%, 04/06/2028 100 100
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h),(i)
$ 2,175 1,805
8.00%, 06/15/2027
(h),(i)
1,100 1,128
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 98
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 150 100
$ 3,568
Real Estate - 0.27%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 90
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 93
Aroundtown SA
1.45%, 07/09/2028 100 89
3.00%, 10/16/2029 GBP 100 96
Aster Treasury Plc
1.41%, 01/27/2036 100 84
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 200 196
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 90
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 86

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
China Overseas Grand Oceans Finance IV Cayman
Ltd
2.45%, 02/09/2026 $ 200 $ 175
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 90
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(d)
$ 300 16
0.00%, 02/06/2026
(d)
1,900 104
0.00%, 04/08/2026
(d)
700 44
0.00%, 07/12/2026
(d)
200 10
CPI Property Group SA
1.63%, 04/23/2027 EUR 100 90
CTP NV
1.25%, 06/21/2029 100 91
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 86
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 56
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 98
LEG Immobilien SE
0.75%, 06/30/2031 100 84
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 97
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(k)
$ 3,275 3,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 112
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 656
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 81
Peabody Capital PLC
5.25%, 03/17/2043 100 119
Platform HG Financing PLC
1.93%, 09/15/2041 100 77
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 120
Southern Housing
3.50%, 10/19/2047 GBP 100 87
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 174
VGP NV
1.63%, 01/17/2027 EUR 100 98
Vonovia SE
0.00%, 12/01/2025
(d)
200 200
0.38%, 06/16/2027 100 95
0.63%, 03/24/2031 100 83
1.13%, 09/14/2034 100 78
$ 7,195
Regional Authority - 0.09%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,724 1,614
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(m)
1,718 756
$ 2,370
REITs - 0.93%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 400 384
Allied Properties Real Estate Investment Trust
3.11%, 04/08/2027 CAD 300 198
American Homes 4 Rent LP
4.25%, 02/15/2028 $ 200 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp
0.45%, 01/15/2027 EUR 100 $ 97
1.45%, 09/15/2026 $ 25 23
1.50%, 01/31/2028 300 258
2.30%, 09/15/2031 901 716
2.70%, 04/15/2031 200 165
5.20%, 02/15/2029 908 891
AvalonBay Communities Inc
2.45%, 01/15/2031 100 84
Boston Properties LP
2.55%, 04/01/2032 150 115
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 91
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 211
Covivio SA/France
1.63%, 06/23/2030 EUR 100 93
Crown Castle Inc
2.25%, 01/15/2031 $ 100 80
2.90%, 04/01/2041 200 134
5.00%, 01/11/2028 668 651
5.20%, 02/15/2049 342 302
5.60%, 06/01/2029 579 576
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 174
Digital Realty Trust LP
5.55%, 01/15/2028 $ 100 100
EPR Properties
4.95%, 04/15/2028 100 94
Equinix Inc
1.00%, 03/15/2033 EUR 100 83
3.90%, 04/15/2032 $ 100 88
ERP Operating LP
3.50%, 03/01/2028 200 187
Extra Space Storage LP
5.70%, 04/01/2028 100 100
Gecina SA
1.63%, 05/29/2034 EUR 100 88
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 300 296
Healthpeak OP LLC
3.50%, 07/15/2029 100 91
Highwoods Realty LP
2.60%, 02/01/2031 100 78
Host Hotels & Resorts LP
3.50%, 09/15/2030 1,362 1,181
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 103
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 97
Kilroy Realty LP
4.75%, 12/15/2028 100 94
Kimco Realty OP LLC
2.25%, 12/01/2031 100 78
4.60%, 02/01/2033 25 23
Klepierre SA
2.00%, 05/12/2029 EUR 100 98
LXP Industrial Trust
2.38%, 10/01/2031 $ 538 419
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 91
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 2,050 1,780
3.50%, 03/15/2031 $ 1,200 805
5.00%, 10/15/2027
(h)
2,075 1,697
National Health Investors Inc
3.00%, 02/01/2031 1,068 855

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
NNN REIT Inc
5.60%, 10/15/2033 $ 150 $ 147
Omega Healthcare Investors Inc
3.25%, 04/15/2033 1,612 1,262
3.38%, 02/01/2031 407 340
Piedmont Operating Partnership LP
3.15%, 08/15/2030 100 77
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 300 245
Prologis LP
2.25%, 04/15/2030 $ 200 168
4.00%, 09/15/2028 100 95
Public Storage Operating Co
5.35%, 08/01/2053 411 386
Realty Income Corp
3.20%, 01/15/2027 50 47
4.65%, 03/15/2047 100 84
5.05%, 01/13/2026 200 199
Regency Centers LP
5.25%, 01/15/2034 100 96
Scentre Group Trust 2
4.75%, 09/24/2080
(i)
1,600 1,523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 117
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 102
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 1,975 2,074
Simon Property Group LP
2.20%, 02/01/2031 150 121
5.50%, 03/08/2033 100 99
5.85%, 03/08/2053 100 97
Store Capital LLC
4.50%, 03/15/2028 200 186
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 116
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 194
UDR Inc
3.10%, 11/01/2034 100 78
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 100 93
2.00%, 05/29/2037 100 84
2.88%, 01/25/2026
(g),(k)
100 101
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 50 46
VICI Properties LP
4.75%, 02/15/2028 100 96
5.75%, 04/01/2034 200 192
WEA Finance LLC
3.50%, 06/15/2029
(i)
100 87
Welltower OP LLC
4.13%, 03/15/2029 200 187
4.25%, 04/01/2026 100 97
4.80%, 11/20/2028 GBP 100 120
Weyerhaeuser Co
4.00%, 03/09/2052 $ 822 614
4.75%, 05/15/2026 1,015 999
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 87
$ 24,614
Retail - 1.42%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 6,100 5,260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
7-Eleven Inc
0.95%, 02/10/2026
(i)
$ 100 $ 92
2.50%, 02/10/2041
(i)
100 64
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 103
5.27%, 02/12/2034
(i)
$ 150 145
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
500 444
AutoZone Inc
3.63%, 04/15/2025 50 49
4.75%, 08/01/2032 100 94
6.25%, 11/01/2028 284 293
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
475 474
CK Hutchison Europe Finance 18 Ltd
1.25%, 04/13/2025 EUR 200 208
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 100 82
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(i)
$ 200 145
Costco Wholesale Corp
1.38%, 06/20/2027 200 179
1.60%, 04/20/2030 635 521
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 34
Dollar General Corp
3.50%, 04/03/2030 200 179
Genuine Parts Co
6.50%, 11/01/2028 871 904
Home Depot Inc/The
1.38%, 03/15/2031 100 78
3.35%, 04/15/2050 200 138
4.00%, 09/15/2025 300 295
4.50%, 12/06/2048 200 169
4.90%, 04/15/2029 576 570
IRB Holding Corp
7.00%, 06/15/2025
(i)
900 898
Kohl's Corp
5.55%, 07/17/2045 734 504
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
1,850 1,698
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
2,350 2,441
Lithia Motors Inc
4.38%, 01/15/2031
(i)
300 263
Lowe's Cos Inc
2.50%, 04/15/2026 200 189
2.63%, 04/01/2031 200 168
4.05%, 05/03/2047 100 76
4.45%, 04/01/2062 528 403
4.50%, 04/15/2030 100 96
5.75%, 07/01/2053 100 97
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(i)
4,550 4,460
McDonald's Corp
1.50%, 11/28/2029 EUR 200 191
3.60%, 07/01/2030 $ 150 136
3.63%, 09/01/2049 1,125 805
3.70%, 01/30/2026 100 97
4.60%, 09/09/2032 100 95
4.80%, 08/14/2028 1,723 1,695
4.88%, 12/09/2045 200 177
5.45%, 08/14/2053 1,033 984
O'Reilly Automotive Inc
3.60%, 09/01/2027 883 834
5.75%, 11/20/2026 572 576
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 1,096

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(i)
$ 2,460 $ 2,639
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 123
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
$ 2,275 2,246
SRS Distribution Inc
6.00%, 12/01/2029
(i)
2,000 2,028
Starbucks Corp
4.50%, 11/15/2048 100 83
4.75%, 02/15/2026 100 99
4.80%, 02/15/2033 100 96
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 711
Target Corp
2.95%, 01/15/2052 100 63
4.50%, 09/15/2032 75 71
Tractor Supply Co
5.25%, 05/15/2033 100 98
Walmart Inc
1.50%, 09/22/2028 200 173
1.80%, 09/22/2031 150 121
2.50%, 09/22/2041 100 68
4.00%, 04/15/2030 100 95
4.50%, 04/15/2053 100 87
5.63%, 03/27/2034 GBP 200 264
$ 37,564
Savings & Loans - 0.01%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 92
3.90%, 07/21/2025
(i)
$ 300 294
$ 386
Semiconductors - 0.33%
Analog Devices Inc
2.95%, 04/01/2025 200 195
Applied Materials Inc
3.30%, 04/01/2027 100 95
ASML Holding NV
0.63%, 05/07/2029 EUR 100 94
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 1,790 1,472
3.19%, 11/15/2036
(i)
1,658 1,271
3.42%, 04/15/2033
(i)
150 126
3.46%, 09/15/2026 200 191
Foundry JV Holdco LLC
5.88%, 01/25/2034
(i)
1,246 1,208
Intel Corp
2.80%, 08/12/2041 200 135
3.70%, 07/29/2025 100 98
4.10%, 05/19/2046 250 196
4.88%, 02/10/2028 200 197
5.05%, 08/05/2062 200 171
5.60%, 02/21/2054 274 258
KLA Corp
4.95%, 07/15/2052 100 91
Marvell Technology Inc
4.88%, 06/22/2028 200 194
Micron Technology Inc
4.19%, 02/15/2027 100 97
5.88%, 02/09/2033 75 75
NVIDIA Corp
2.00%, 06/15/2031 200 164
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc
4.30%, 05/20/2047 $ 100 $ 83
4.80%, 05/20/2045 100 90
6.00%, 05/20/2053 385 404
Skyworks Solutions Inc
3.00%, 06/01/2031 100 83
Texas Instruments Inc
3.88%, 03/15/2039 200 170
4.60%, 02/15/2028 664 653
4.90%, 03/14/2033 100 98
5.05%, 05/18/2063 763 691
TSMC Arizona Corp
3.13%, 10/25/2041 200 152
$ 8,847
Software - 1.56%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 373
Adobe Inc
4.85%, 04/04/2027 411 409
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
2,775 2,796
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(i)
3,610 3,649
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
2,935 3,019
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
750 683
4.88%, 07/01/2029
(i)
3,150 2,869
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(h),(i)
440 401
Dye & Durham Ltd
8.63%, 04/15/2029
(i)
2,400 2,423
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 70
Fiserv Inc
3.00%, 07/01/2031 GBP 100 108
3.85%, 06/01/2025 $ 200 196
4.40%, 07/01/2049 1,242 992
5.63%, 08/21/2033 816 810
Intuit Inc
5.13%, 09/15/2028 75 75
5.20%, 09/15/2033 504 497
Microsoft Corp
1.35%, 09/15/2030
(i)
100 80
2.40%, 08/08/2026 200 188
2.53%, 06/01/2050 100 61
2.68%, 06/01/2060 150 88
2.92%, 03/17/2052 943 621
3.70%, 08/08/2046 200 159
4.10%, 02/06/2037 200 183
MSCI Inc
4.00%, 11/15/2029
(i)
200 181
Open Text Corp
3.88%, 12/01/2029
(i)
450 394
Oracle Corp
1.65%, 03/25/2026 300 279
2.30%, 03/25/2028 1,760 1,565
2.80%, 04/01/2027 300 279
2.88%, 03/25/2031 100 84
3.60%, 04/01/2040 200 150
3.60%, 04/01/2050 200 135
3.80%, 11/15/2037 2,166 1,735
3.85%, 04/01/2060 300 200
4.00%, 11/15/2047 561 412
4.13%, 05/15/2045 200 153
4.65%, 05/06/2030 100 96
4.90%, 02/06/2033 506 479

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
5.55%, 02/06/2053 $ 259 $ 238
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,475
RingCentral Inc
8.50%, 08/15/2030
(i)
1,750 1,781
Roper Technologies Inc
4.20%, 09/15/2028 200 191
Salesforce Inc
1.95%, 07/15/2031 300 242
SAP SE
1.25%, 03/10/2028 EUR 200 198
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
$ 1,350 1,312
Twilio Inc
3.88%, 03/15/2031 1,875 1,623
UKG Inc
6.88%, 02/01/2031
(i)
1,500 1,503
VMware LLC
4.70%, 05/15/2030 100 95
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
3,350 2,957
$ 41,507
Sovereign - 3.68%
Angolan Government International Bond
8.25%, 05/09/2028 2,675 2,516
Argentine Republic Government International Bond
0.75%, 07/09/2030
(m)
4,475 2,589
3.62%, 07/09/2035
(m)
7,275 3,338
4.25%, 01/09/2038
(m)
2,150 1,096
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 34,300 6,470
Colombian TES
6.00%, 04/28/2028 COP 27,300,000 6,063
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,850 2,708
Ecuador Government International Bond
3.50%, 07/31/2035
(m)
7,450 4,080
6.00%, 07/31/2030
(m)
3,425 2,405
Egypt Government International Bond
5.63%, 04/16/2030 EUR 1,775 1,508
5.80%, 09/30/2027 $ 4,225 3,751
7.30%, 09/30/2033 2,325 1,857
El Salvador Government International Bond
0.25%, 04/17/2030
(i)
20,000 554
Gabon Government International Bond
6.63%, 02/06/2031 2,100 1,650
Guatemala Government Bond
5.25%, 08/10/2029 2,300 2,166
Hungary Government Bond
7.69%, 04/22/2027 HUF 765,000 2,101
3 Month Budapest Interbank Offered Rate +
0.00%
Hungary Government International Bond
6.25%, 09/22/2032 $ 3,050 3,073
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 29,800,000 1,780
6.50%, 02/15/2031 9,100,000 535
6.63%, 02/15/2034 30,000,000 1,763
6.88%, 04/15/2029 20,000,000 1,215
7.00%, 02/15/2033 32,700,000 2,004
Iraq International Bond
5.80%, 01/15/2028 $ 3,449 3,216
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 2,225 2,160
6.88%, 10/17/2040 2,775 2,476
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 100,000 $ 634
Japan Government Ten Year Bond
0.70%, 12/20/2033 50,000 316
Mexican Bonos
7.50%, 06/03/2027 MXN 82,650 4,465
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,747
6.05%, 01/11/2040 2,020 1,918
6.34%, 05/04/2053 400 372
Nigeria Government International Bond
6.13%, 09/28/2028 350 308
8.75%, 01/21/2031 2,100 1,969
Pakistan Government International Bond
7.38%, 04/08/2031 3,370 2,664
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 969
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
10,268 2,745
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 681
Republic of Kenya Government International Bond
7.25%, 02/28/2028 1,100 1,034
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 33,800 1,592
8.88%, 02/28/2035 42,000 1,792
Republic of South Africa Government International
Bond
6.25%, 03/08/2041 $ 1,500 1,206
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(i)
775 793
Serbia International Bond
6.50%, 09/26/2033 2,175 2,170
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
3,350 950
Tunisian Republic
6.38%, 07/15/2026 EUR 2,200 1,960
Turkiye Government Bond
37.00%, 02/18/2026 TRY 75,800 2,240
Ukraine Government International Bond
0.00%, 09/01/2029
(d)
$ 1,025 287
0.00%, 08/01/2041
(d),(m)
3,225 1,712
$ 97,598
Student Loan Asset Backed Securities - 0.48%
CIT Education Loan Trust 2007-1
5.70%, 03/25/2042
(i)
1,602 1,554
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(i)
1,190 1,071
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(i)
924 805
Navient Student Loan Trust
6.48%, 03/15/2072
(i)
408 410
SLM Private Credit Student Loan Trust 2005-B
5.92%, 06/15/2039 236 231
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-B
5.79%, 12/15/2039 600 579
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
5.83%, 12/16/2041 204 201
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-3
6.61%, 08/27/2029 $ 2,581 $ 2,555
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
7.26%, 04/25/2028 339 339
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
7.31%, 01/25/2028 2,331 2,335
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
6.71%, 04/25/2029 2,643 2,621
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
$ 12,701
Supranational Bank - 0.50%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,860 1,804
6.30%, 10/26/2027 INR 291,000 3,385
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,480 2,130
7.00%, 01/25/2029 INR 131,000 1,538
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 2,021 1,748
3.13%, 11/20/2025 1,145 1,109
6.85%, 04/24/2028 INR 67,000 792
7.05%, 07/22/2029 74,500 896
$ 13,402
Telecommunications - 1.99%
America Movil SAB de CV
4.38%, 04/22/2049 $ 200 163
AT&T Inc
0.25%, 03/04/2026 EUR 200 201
2.55%, 12/01/2033 $ 200 154
2.60%, 05/19/2038 EUR 150 135
3.55%, 09/15/2055 $ 300 196
3.65%, 06/01/2051 300 207
3.65%, 09/15/2059 200 130
3.85%, 06/01/2060 422 286
4.25%, 06/01/2043 GBP 100 100
4.30%, 11/18/2034 EUR 100 110
4.50%, 05/15/2035 $ 2,277 2,044
4.75%, 05/15/2046 1,423 1,207
4.90%, 08/15/2037 1,685 1,532
5.40%, 02/15/2034 667 652
5.54%, 02/20/2026 300 299
5.55%, 08/15/2041 250 240
Axian Telecom
7.38%, 02/16/2027
(i)
1,975 1,910
Bell Telephone Co of Canada or Bell Canada
4.30%, 07/29/2049 100 79
4.75%, 09/29/2044 CAD 100 64
5.60%, 08/11/2053 150 108
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 107
5.13%, 12/04/2028 $ 200 197
C&W Senior Finance Ltd
6.88%, 09/15/2027
(i)
2,725 2,580
Cisco Systems Inc
2.50%, 09/20/2026 100 94
4.85%, 02/26/2029 1,397 1,380
5.30%, 02/26/2054 356 342
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
8.25%, 03/01/2027
(i)
$ 1,525 $ 588
Corning Inc
5.45%, 11/15/2079 1,332 1,175
CT Trust
5.13%, 02/03/2032
(i)
1,250 1,086
5.13%, 02/03/2032 200 174
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 76
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 155
4.38%, 06/21/2028
(i)
$ 150 144
9.25%, 06/01/2032 100 123
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / Difl US
12.00%, PIK 0.00%; 05/25/2027
(m),(o)
4,402 4,269
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,000 978
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 108
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
$ 1,925 655
3.75%, 07/15/2029
(i)
700 239
4.25%, 07/01/2028
(i)
1,025 395
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,625 951
5.50%, 09/04/2026 275 161
Millicom International Cellular SA
7.38%, 04/02/2032
(i)
2,350 2,305
NTT Finance Corp
0.01%, 03/03/2025 EUR 100 103
0.34%, 03/03/2030 100 89
Orange SA
0.50%, 09/04/2032 100 83
1.38%, 02/11/2029
(g),(k)
100 92
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 194
3.25%, 01/15/2032 GBP 100 111
Rogers Communications Inc
3.20%, 03/15/2027 $ 200 188
3.25%, 05/01/2029 CAD 200 134
4.55%, 03/15/2052 $ 100 79
5.00%, 02/15/2029 1,270 1,236
5.90%, 09/21/2033 CAD 200 151
6.75%, 11/09/2039 100 79
SES SA
1.63%, 03/22/2026 EUR 100 101
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 105
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(i)
160 159
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 101
2.32%, 10/17/2028 200 202
4.10%, 03/08/2027 $ 150 144
4.18%, 11/21/2033 EUR 100 108
4.90%, 03/06/2048 $ 1,007 838
5.52%, 03/01/2049 200 181
Telia Co AB
0.13%, 11/27/2030 EUR 100 86
Telstra Corp Ltd
1.38%, 03/26/2029 100 97
TELUS Corp
3.15%, 02/19/2030 CAD 100 66
4.70%, 03/06/2048 100 63

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,199 $ 2,237
3.60%, 11/15/2060 690 451
3.88%, 04/15/2030 300 274
4.38%, 04/15/2040 200 170
4.80%, 07/15/2028 200 195
5.05%, 07/15/2033 200 192
5.65%, 01/15/2053 620 595
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 103
0.88%, 04/08/2027 EUR 200 198
1.30%, 05/18/2033 100 87
1.45%, 03/20/2026 $ 400 372
1.75%, 01/20/2031 150 118
2.36%, 03/15/2032 200 160
2.65%, 05/06/2030 AUD 200 109
2.65%, 11/20/2040 $ 150 100
2.85%, 09/03/2041 1,534 1,046
2.88%, 01/15/2038 EUR 100 95
2.99%, 10/30/2056 $ 100 59
3.00%, 11/20/2060 1,090 631
3.40%, 03/22/2041 717 534
3.55%, 03/22/2051 300 209
3.88%, 03/01/2052 479 354
4.00%, 03/22/2050 200 151
4.02%, 12/03/2029 125 116
4.25%, 10/31/2030 EUR 100 110
5.05%, 05/09/2033
(h)
$ 819 792
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,371
5.63%, 04/15/2027
(i)
725 663
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,818
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 207
4.25%, 09/17/2050 $ 345 262
4.38%, 02/19/2043 547 447
5.13%, 06/04/2081
(k)
1,000 732
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 200 187
5.75%, 02/10/2063 539 509
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 106
$ 52,744
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 189
Transportation - 0.62%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,310 4,248
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 951 761
4.45%, 03/15/2043 938 801
5.20%, 04/15/2054 150 140
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 51
3.85%, 08/05/2032 $ 100 90
Canadian Pacific Railway Co
1.35%, 12/02/2024 1,569 1,530
2.45%, 12/02/2031 200 177
2.88%, 11/15/2029 100 88
4.30%, 05/15/2043 100 82
4.70%, 05/01/2048 673 566
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
3.35%, 09/15/2049 $ 100 $ 69
3.80%, 11/01/2046 100 76
4.25%, 03/15/2029 100 96
4.50%, 11/15/2052 625 524
5.20%, 11/15/2033 100 99
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 101
DSV Finance BV
1.38%, 03/16/2030 100 94
East Japan Railway Co
4.11%, 02/22/2043 100 108
FedEx Corp
0.45%, 08/05/2025 200 205
4.95%, 10/17/2048 $ 100 86
5.10%, 01/15/2044 100 89
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,217 1,788
Norfolk Southern Corp
3.15%, 06/01/2027 200 187
4.15%, 02/28/2048 100 78
4.55%, 06/01/2053 100 83
Ryder System Inc
5.25%, 06/01/2028 747 740
5.50%, 06/01/2029
(j)
720 716
6.60%, 12/01/2033 739 776
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
400 393
TTX Co
5.50%, 09/25/2026
(i)
839 835
Union Pacific Corp
3.25%, 08/15/2025 200 195
3.25%, 02/05/2050 100 68
3.60%, 09/15/2037 100 82
3.85%, 02/14/2072 200 140
United Parcel Service Inc
5.30%, 04/01/2050 200 191
XPO Inc
6.25%, 06/01/2028
(i)
150 150
$ 16,503
Trucking & Leasing - 0.25%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(i)
1,825 1,835
GATX Corp
3.25%, 09/15/2026 1,066 1,010
4.00%, 06/30/2030 100 91
5.40%, 03/15/2027 284 282
6.05%, 03/15/2034 799 799
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 03/30/2029
(i)
425 418
5.88%, 11/15/2027
(i)
100 100
6.05%, 08/01/2028
(i)
691 698
6.20%, 06/15/2030
(i)
1,492 1,521
$ 6,754
Water - 0.12%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
1,475 1,543
9.00%, 01/20/2031 250 262
American Water Capital Corp
3.45%, 06/01/2029 200 183
4.15%, 06/01/2049 100 79
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 114
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 66
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 127

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Suez SACA
5.00%, 11/03/2032 EUR 100 $ 114
Thames Water Utilities Finance PLC
2.38%, 04/22/2040 GBP 150 112
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 106
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 200
Yorkshire Water Finance PLC
1.75%, 11/26/2026 GBP 100 112
2.75%, 04/18/2041 100 80
$ 3,098
TOTAL BONDS $ 1,791,176
SENIOR FLOATING RATE INTERESTS
- 11.61%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Clear Channel Outdoor Holdings Inc
9.19%, 08/23/2028
(p)
$ 1,890 $ 1,889
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.19%, 08/23/2028
(p)
957 956
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dotdash Meredith Inc
9.43%, 12/01/2028
(p)
526 521
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC
8.81%, 01/31/2031
(p)
282 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,649
Aerospace & Defense - 0.08%
Dynasty Acquisition Co Inc
8.83%, 08/24/2028
(p)
539 541
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Standard Aero Ltd
8.83%, 08/24/2028
(p)
208 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TransDigm Inc
8.56%, 02/14/2031
(p)
499 501
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.60%, 08/24/2028
(p)
802 806
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,057
Airlines - 0.15%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(p)
1,196 1,243
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
7.83%, 03/14/2031
(p)
310 312
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
American Airlines Inc
8.60%, 02/15/2028
(p)
375 375
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.73%, 06/21/2027
(p)
162 166
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
SkyMiles IP Ltd
9.07%, 10/20/2027
(p)
$ 614 $ 632
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.08%, 02/15/2031
(p)
610 612
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Airlines Ltd
8.41%, 12/11/2026
(p)
162 162
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
WestJet Loyalty LP
9.05%, 01/31/2031
(p)
525 526
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,028
Apparel - 0.03%
ABG Intermediate Holdings 2 LLC
8.92%, 12/21/2028
(p)
411 413
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Birkenstock US BidCo Inc
8.83%, 04/28/2028
(p)
451 452
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 865
Automobile Parts & Equipment - 0.22%
Clarios Global LP
8.33%, 05/06/2030
(p)
1,332 1,335
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Dexko Global Inc
9.32%, 10/04/2028
(p)
385 382
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC
10.57%, 03/30/2027
(p)
2,673 2,549
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.57%, 03/30/2027
(p)
324 310
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
14.14%, 03/30/2028
(p)
1,475 1,394
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
$ 5,970
Beverages - 0.10%
Arterra Wines Canada Inc
9.07%, 11/25/2027
(p)
189 173
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
0.00%, 04/05/2028
(p),(q)
144 143
9.08%, 04/05/2028
(p)
775 522
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Pegasus Midco BV
9.06%, 07/12/2029
(p)
324 325
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Triton Water Holdings Inc
8.81%, 03/31/2028
(p)
$ 1,259 $ 1,253
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.30%, 03/31/2028
(p)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,541
Building Materials - 0.09%
ACProducts Holdings Inc
9.81%, 05/17/2028
(p)
388 336
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.68%, 10/22/2028
(p)
812 811
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.07%, 11/03/2028
(p)
425 426
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MIWD Holdco II LLC
8.82%, 03/21/2031
(p)
210 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Quikrete Holdings Inc
0.00%, 03/25/2031
(p),(q)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Standard Industries Inc/NJ
7.68%, 08/06/2028
(p)
578 579
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,503
Chemicals - 0.57%
Aruba Investments Holdings LLC
13.18%, 10/27/2028
(p)
8,680 8,255
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
10.07%, 08/27/2026
(p)
1,022 1,002
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
ASP Unifrax Holdings Inc
9.20%, 12/12/2025
(p)
504 485
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Axalta Coating Systems US Holdings Inc
7.33%, 12/20/2029
(p)
440 441
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Derby Buyer LLC
9.58%, 10/11/2030
(p)
225 226
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Discovery Purchaser Corp
9.68%, 08/04/2029
(p)
560 559
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.92%, 06/09/2028
(p)
217 217
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Herens US Holdco Corp
9.33%, 07/03/2028
(p)
682 654
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
INEOS US Finance LLC
0.00%, 02/18/2030
(p),(q)
$ 140 $ 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.07%, 01/31/2031
(p)
410 411
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.68%, 03/09/2029
(p)
526 524
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp
9.32%, 12/29/2027
(p)
483 407
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Nouryon USA LLC
9.42%, 04/03/2028
(p)
993 995
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Tronox Finance LLC
8.83%, 08/16/2028
(p)
439 439
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Vibrantz Technologies Inc
9.71%, 04/21/2029
(p)
199 196
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
9.32%, 09/22/2028
(p)
238 237
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 15,188
Commercial Services - 0.81%
Allied Universal Holdco LLC
9.17%, 05/12/2028
(p)
950 950
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
0.00%, 11/16/2028
(p),(q)
775 776
Avis Budget Car Rental LLC
7.19%, 08/06/2027
(p)
267 263
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.43%, 03/16/2029
(p)
230 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(o),(p)
223 230
Belron Finance US LLC
7.68%, 04/18/2029
(p)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.83%, 10/30/2026
(p)
408 409
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(p)
1,934 1,938
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.08%, 01/25/2031
(p)
1,079 1,081
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cast & Crew Payroll LLC
0.00%, 12/29/2028
(p),(q)
1,600 1,600

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Creative Artists Agency LLC
8.58%, 11/27/2028
(p)
$ 754 $ 756
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Driven Brands Holdings Inc
8.44%, 12/17/2028
(p)
820 819
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
9.66%, 06/22/2029
(p)
204 204
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.66%, 07/06/2029
(p)
441 442
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Evertec Group LLC
8.83%, 10/12/2030
(p)
189 190
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
9.95%, 02/01/2029
(p)
722 724
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Hertz Corp/The
8.68%, 06/30/2028
(p)
52 48
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.68%, 06/30/2028
(p)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
KUEHG Corp
9.82%, 06/12/2030
(p)
3,821 3,830
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Learning Care Group US No 2 Inc
11.10%, 08/11/2028
(p)
2,895 2,900
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Mister Car Wash Inc
8.43%, 03/21/2031
(p)
330 331
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Omnia Partners
9.07%, 07/25/2030
(p)
449 451
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
PG Investment Co 59 Sarl
8.81%, 02/24/2031
(p)
409 410
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Prime Security Services Borrower LLC
7.81%, 10/13/2030
(p)
689 689
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sabre GLBL Inc
8.94%, 12/17/2027
(p)
70 61
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.94%, 12/17/2027
(p)
110 96
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.43%, 06/30/2028
(p)
35 31
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Verscend Holding Corp
9.44%, 08/27/2025
(p)
$ 764 $ 764
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
8.81%, 08/09/2030
(p)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Wand NewCo 3 Inc
9.08%, 01/30/2031
(p)
415 417
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
WEX Inc
7.32%, 03/31/2028
(p)
231 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WMB Holdings Inc
8.25%, 11/02/2029
(p)
304 305
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WW International Inc
8.95%, 04/13/2028
(p)
68 30
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 21,528
Computers - 0.18%
Amentum Government Services Holdings LLC
9.32%, 02/15/2029
(p)
415 416
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cubic Corp
9.85%, 05/25/2028
(p)
23 21
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.86%, 05/25/2028
(p)
114 105
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
McAfee Corp
9.18%, 03/01/2029
(p)
748 748
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.18%, 03/01/2029
(p)
788 788
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Atleos Corp
10.16%, 04/16/2029
(p)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Peraton Corp
9.18%, 02/01/2028
(p)
888 887
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc
9.17%, 07/01/2026
(p)
428 424
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.07%, 03/25/2031
(p)
235 234
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Vision Solutions Inc
11.75%, 04/23/2028
(p)
553 550
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
8.17%, 03/01/2030
(p)
223 224
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,647

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.16%
Kronos Acquisition Holdings Inc
9.35%, 12/22/2026
(p)
$ 3,036 $ 3,039
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
9.35%, 12/22/2026
(p)
808 809
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.49%, 12/22/2026
(p)
272 272
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 4,120
Distribution & Wholesale - 0.22%
Core & Main LP
7.97%, 07/27/2028
(p)
764 767
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Fastlane Parent Co Inc
9.82%, 09/04/2028
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Infinite Bidco LLC
12.57%, 02/24/2029
(p)
4,850 4,098
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC
9.32%, 08/01/2030
(p)
682 687
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 5,851
Diversified Financial Services - 0.06%
Avolon TLB Borrower 1 US LLC
7.32%, 06/22/2028
(p)
196 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
FleetCor Technologies Operating Co LLC
7.17%, 04/28/2028
(p)
763 764
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kestra Advisor Services Holdings A Inc
9.30%, 03/19/2031
(p)
511 513
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Osaic Holdings Inc
0.00%, 08/17/2028
(p),(q)
240 241
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,714
Electric - 0.16%
PG&E Corp
7.83%, 06/23/2027
(p)
320 320
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Talen Energy Supply LLC
9.83%, 05/17/2030
(p)
1,576 1,578
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.83%, 05/17/2030
(p)
1,287 1,289
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Vistra Zero Operating Co LLC
8.07%, 03/20/2031
(p)
940 943
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,130
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.02%
Coherent Corp
8.19%, 07/01/2029
(p)
$ 197 $ 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
8.57%, 06/30/2028
(p)
295 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 494
Engineering & Construction - 0.07%
Apple Bidco LLC
8.19%, 07/14/2028
(p)
231 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.83%, 09/22/2028
(p)
231 232
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.17%, 06/07/2028
(p)
224 224
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.33%, 06/08/2029
(p)
771 771
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Centuri Group Inc
7.94%, 08/18/2028
(p)
301 301
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,760
Entertainment - 0.52%
AMC Entertainment Holdings Inc
8.43%, 03/20/2026
(p)
485 420
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Caesars Entertainment Inc
8.04%, 01/24/2031
(p)
1,250 1,251
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cedar Fair LP
0.00%, 04/18/2031
(p),(q)
180 180
Churchill Downs Inc
7.43%, 03/17/2028
(p)
834 834
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
9.07%, 05/24/2030
(p)
371 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
6.93%, PIK 7.00%, 07/31/2028
(o),(p)
1,228 1,248
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.56%, 01/15/2030
(p)
585 585
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Entain Holdings Gibraltar Ltd
8.91%, 10/18/2029
(p)
775 776
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Everi Holdings Inc
7.94%, 06/30/2028
(p)
730 731
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
7.66%, 11/15/2030
(p)
2,244 2,246
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Light & Wonder International Inc
8.07%, 04/14/2029
(p)
$ 1,171 $ 1,172
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(p)
227 227
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
9.07%, 11/12/2029
(p)
372 371
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NAI Entertainment Holdings LLC
10.90%, 05/08/2025
(p)
43 43
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Nascar Holdings LLC
7.94%, 10/19/2026
(p)
530 533
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.94%, 05/29/2026
(p)
341 341
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Penn Entertainment Inc
8.18%, 05/03/2029
(p)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.56%, 02/04/2029
(p)
465 465
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
7.83%, 08/25/2028
(p)
655 654
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
William Morris Endeavor Entertainment LLC
8.18%, 05/16/2025
(p)
1,062 1,064
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 13,703
Environmental Control - 0.13%
Covanta Holding Corp
7.82%, 11/30/2028
(p)
263 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.83%, 11/30/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.83%, 05/31/2027
(p)
1,440 1,445
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Madison IAQ LLC
8.68%, 06/21/2028
(p)
340 340
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Win Waste Innovations Holdings Inc
8.18%, 03/24/2028
(p)
1,508 1,420
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 3,488
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.10%
8th Avenue Food & Provisions Inc
9.18%, 10/01/2025
(p)
$ 509 $ 489
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.19%, 10/01/2025
(p)
91 87
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.44%, 12/08/2028
(p)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc
9.32%, 01/31/2031
(p)
487 489
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Froneri US Inc
7.68%, 01/31/2027
(p)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.16%, 08/01/2029
(p)
247 249
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
US Foods Inc
7.33%, 11/22/2028
(p)
603 605
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.44%, 09/14/2026
(p)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 2,566
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
7.18%, 09/06/2027
(p)
528 528
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Healthcare - Products - 0.25%
Bausch + Lomb Corp
8.67%, 05/10/2027
(p)
2,013 1,999
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
9.16%, 08/28/2026
(p)
99 94
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
ICU Medical Inc
7.95%, 12/15/2028
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Insulet Corp
8.33%, 05/04/2028
(p)
586 587
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Medline Borrower LP
0.00%, 10/23/2028
(p),(q)
25 26
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.07%, 10/23/2028
(p)
3,070 3,076
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc
9.18%, 07/02/2025
(p)
732 730
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 6,743

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.59%
ADMI Corp
11.08%, 12/23/2027
(p)
$ 299 $ 301
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc
8.94%, 08/24/2028
(p)
360 360
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Aveanna Healthcare LLC
0.00%, 07/17/2028
(p),(q)
330 317
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.49%, 12/10/2029
(p)
1,720 1,481
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Eyecare Partners LLC
12.32%, 11/15/2029
(p)
6,544 1,691
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Global Medical Response Inc
9.68%, 03/14/2025
(p)
364 345
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.81%, 10/02/2025
(p)
990 938
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.31%, 07/03/2028
(p)
119 120
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.31%, 07/03/2028
(p)
479 480
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
National Mentor Holdings Inc
9.15%, 03/02/2028
(p)
26 23
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
9.18%, 03/02/2028
(p)
896 814
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Pacific Dental Services Inc
8.57%, 03/07/2031
(p)
644 644
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Guarantor Inc
8.58%, 02/14/2031
(p)
1,118 1,109
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.69%, 11/15/2028
(p)
2,018 2,023
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.32%, 03/06/2027
(p)
1,732 1,733
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Holdings LLC
0.00%, 06/26/2026
(d),(p)
5,750 403
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Star Parent Inc
9.31%, 09/27/2030
(p)
828 828
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
8.82%, 12/19/2030
(p)
$ 2,125 $ 2,136
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 15,746
Home Furnishings - 0.10%
AI Aqua Merger Sub Inc
9.32%, 07/30/2028
(p)
1,277 1,281
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.57%, 07/31/2028
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MillerKnoll Inc
7.44%, 07/19/2028
(p)
764 761
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.69%, 10/30/2027
(p)
628 577
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,669
Insurance - 1.07%
Acrisure LLC
8.94%, 02/15/2027
(p)
586 584
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Alliant Holdings Intermediate LLC
8.82%, 11/06/2030
(p)
1,399 1,404
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
8.18%, 02/21/2028
(p)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.83%, 02/08/2031
(p)
950 954
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.69%, 12/23/2026
(p)
1,653 1,614
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 07/31/2027
(p)
164 159
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.68%, 08/19/2028
(p)
209 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.69%, 01/31/2028
(p)
7,350 6,675
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.69%, 01/20/2029
(p)
2,850 2,559
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.69%, 01/20/2029
(p)
1,950 1,751
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.44%, 01/27/2027
(p)
910 912
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.69%, 01/27/2027
(p)
596 597
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 01/26/2029
(p)
748 750
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
8.57%, 06/20/2030
(p)
$ 2,256 $ 2,268
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ryan Specialty LLC
8.08%, 09/01/2027
(p)
817 818
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Sedgwick Claims Management Services Inc
9.08%, 02/24/2028
(p)
751 753
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Truist Insurance Holdings LLC
0.00%, 03/24/2031
(p),(q)
1,680 1,683
0.00%, 03/08/2032
(p),(q)
2,750 2,772
USI Inc/NY
8.30%, 11/22/2029
(p)
1,455 1,458
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.55%, 09/14/2030
(p)
358 359
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 28,372
Internet - 0.57%
Abe Investment Holdings Inc
9.91%, 02/19/2026
(p)
43 43
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Arches Buyer Inc
8.68%, 12/06/2027
(p)
1,915 1,847
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp
8.82%, 11/08/2027
(p)
922 925
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.42%, 09/12/2029
(p)
378 378
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
11.58%, 02/12/2029
(p)
7,550 7,448
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
8.68%, 08/31/2028
(p)
242 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ten-X LLC
11.14%, 05/26/2028
(p)
3,008 2,891
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Uber Technologies Inc
8.08%, 03/03/2030
(p)
1,246 1,253
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 15,028
Investment Companies - 0.25%
Aragorn Parent Corp
9.57%, 12/15/2028
(p)
130 130
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC
11.68%, 11/05/2029
(p)
6,600 6,557
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 6,687
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.17%
Alterra Mountain Co
8.58%, 08/17/2028
(p)
$ 726 $ 728
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Amer Sports Co
8.58%, 02/07/2031
(p)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carnival Corp
8.32%, 08/08/2027
(p)
413 415
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.69%, 10/18/2028
(p)
329 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ClubCorp Holdings Inc
10.56%, 09/18/2026
(p)
1,909 1,911
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Hayward Industries Inc
8.19%, 05/28/2028
(p)
406 406
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SRAM LLC
8.36%, 05/18/2028
(p)
366 366
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.33%, 03/16/2030
(p)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 4,504
Lodging - 0.09%
Fertitta Entertainment LLC/NV
9.07%, 01/13/2029
(p)
1,724 1,727
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hilton Domestic Operating Co Inc
7.42%, 11/08/2030
(p)
375 376
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Hilton Grand Vacations Borrower LLC
8.08%, 01/10/2031
(p)
160 160
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,263
Machinery - Diversified - 0.89%
Chart Industries Inc
8.67%, 03/15/2030
(p)
187 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Engineered Machinery Holdings Inc
11.57%, 05/21/2029
(p)
19,333 19,200
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Titan Acquisition Ltd/Canada
10.32%, 02/01/2029
(p)
388 390
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
TK Elevator US Newco Inc
0.00%, 04/30/2030
(p),(q)
823 826
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.79%, 04/30/2030
(p)
1,842 1,849
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Victory Buyer LLC
9.34%, 11/18/2028
(p)
$ 1,371 $ 1,295
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 23,747
Media - 0.32%
Altice Financing SA
10.33%, 10/31/2027
(p)
974 881
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
9.57%, 03/18/2031
(p)
874 876
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Century DE Buyer LLC
9.32%, 09/27/2030
(p)
500 502
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Directv Financing LLC
10.43%, 08/02/2027
(p)
421 423
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Fleet Midco US
8.58%, 01/23/2031
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Gray Television Inc
7.94%, 01/02/2026
(p)
230 227
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
McGraw-Hill Education Inc
10.19%, 07/28/2028
(p)
836 836
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
NEP Group Inc
8.69%, PIK 0.00%, 08/19/2026
(o),(p)
634 596
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.94%, 09/18/2026
(p)
304 304
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.68%, 09/25/2026
(p)
233 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sunrise Financing Partnership
8.44%, 01/31/2029
(p)
615 613
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%
Virgin Media Bristol LLC
7.94%, 01/31/2028
(p)
560 549
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.66%, 03/31/2031
(p)
875 859
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 01/31/2029
(p)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ziggo Financing Partnership
7.94%, 04/28/2028
(p)
1,308 1,290
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 8,476
Mining - 0.17%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(p)
4,510 4,511
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Arsenal AIC Parent LLC
9.08%, 08/18/2030
(p)
$ 104 $ 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,616
Miscellaneous Manufacturers - 0.05%
Gates Global LLC
7.93%, 03/31/2027
(p)
1,296 1,299
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.03%
Gulf Finance LLC
12.18%, 08/25/2026
(p)
694 694
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Packaging & Containers - 0.33%
Berlin Packaging LLC
9.20%, 03/11/2028
(p)
520 520
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Clydesdale Acquisition Holdings Inc
9.11%, 04/13/2029
(p)
1,030 1,034
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Kloeckner Pentaplast of America Inc
10.27%, 02/12/2026
(p)
441 396
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.43%, 10/27/2028
(p)
3,620 3,539
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
10.43%, 10/27/2028
(p)
690 675
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
8.68%, 02/05/2026
(p)
365 366
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 09/22/2028
(p)
459 461
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Proampac PG Borrower LLC
9.33%, 09/15/2028
(p)
714 719
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SupplyOne Inc
0.00%, 03/27/2031
(p),(q)
465 466
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TricorBraun Holdings Inc
8.69%, 03/03/2028
(p)
705 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 8,872
Pharmaceuticals - 0.26%
Amneal Pharmaceuticals LLC
10.83%, 05/04/2028
(p)
229 229
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
0.00%, 03/03/2031
(p),(q)
316 317
Gainwell Acquisition Corp
9.41%, 10/01/2027
(p)
270 257
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
8.43%, 05/05/2028
(p)
$ 2,705 $ 2,720
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Organon & Co
8.43%, 06/02/2028
(p)
1,682 1,689
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Packaging Coordinators Midco Inc
9.07%, 11/30/2027
(p)
1,270 1,273
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
9.07%, 11/30/2027
(p)
140 140
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Perrigo Investments LLC
7.68%, 04/20/2029
(p)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 6,885
Pipelines - 0.11%
Freeport LNG Investments LLLP
8.59%, 11/17/2026
(p)
1,110 1,099
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
9.09%, 12/21/2028
(p)
658 654
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.44%, 10/05/2028
(p)
203 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TransMontaigne Operating Co LP
8.94%, 11/17/2028
(p)
409 409
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC
8.95%, 02/16/2028
(p)
501 502
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,867
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC
0.00%, 01/31/2030
(d),(p)
374 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.18%, 08/21/2025
(p)
14 14
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.67%, 01/31/2030
(p)
506 507
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 896
Retail - 0.22%
1011778 BC ULC
7.58%, 09/20/2030
(p)
685 685
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
IRB Holding Corp
8.18%, 12/15/2027
(p)
1,136 1,137
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Jo-Ann Stores LLC
0.00%, 07/07/2028
(p),(q)
960 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Kodiak BP LLC
0.00%, 03/17/2028
(p),(q)
$ 140 $ 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LBM Acquisition LLC
0.00%, 12/09/2027
(p),(q)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC
8.32%, 04/23/2031
(p)
199 199
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC
9.17%, 02/11/2028
(p)
1,417 1,395
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.94%, 10/20/2028
(p)
264 258
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRS Distribution Inc
8.69%, 06/04/2028
(p)
715 720
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.44%, 04/09/2026
(p)
480 474
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Whatabrands LLC
8.69%, 08/03/2028
(p)
748 751
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 5,909
Semiconductors - 0.16%
Altar Bidco Inc
10.40%, 02/01/2030
(p)
3,570 3,510
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Bright Bidco BV
6.33%, PIK 8.00%, 10/31/2027
(o),(p)
829 236
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Synaptics Inc
7.84%, 10/20/2028
(p)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ultra Clean Holdings Inc
9.19%, 08/27/2025
(p)
187 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,163
Software - 1.54%
Applied Systems Inc
10.56%, 02/06/2032
(p)
2,700 2,787
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
AthenaHealth Group Inc
8.58%, 02/15/2029
(p)
1,590 1,586
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Avaya Inc
6.82%, PIK 7.00%, 07/31/2028
(o),(p)
1,806 1,558
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc
0.00%, 04/24/2031
(p),(q)
450 448
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc
9.57%, 12/02/2028
(p)
$ 1,348 $ 1,355
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Capstone Borrower Inc
9.05%, 06/17/2030
(p)
274 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc
7.69%, 09/21/2028
(p)
136 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ceridian HCM Holding Inc
7.83%, 02/26/2031
(p)
322 322
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cloudera Inc
11.24%, 10/08/2029
(p)
1,660 1,592
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cotiviti Holdings Inc
0.00%, 02/21/2031
(p),(q)
965 966
DTI Holdco Inc
10.06%, 04/26/2029
(p)
552 551
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.08%, 01/18/2029
(p)
741 742
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc
8.93%, 10/07/2029
(p)
945 947
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Epicor Software Corp
8.69%, 07/30/2027
(p)
1,681 1,687
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 07/30/2027
(p)
249 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Genesys Cloud Services Holdings II LLC
8.83%, 12/01/2027
(p)
1,695 1,703
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.21%, 12/01/2027
(p)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
IGT Holding IV AB
8.97%, 03/31/2028
(p)
407 408
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC
8.18%, 10/27/2028
(p)
997 998
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Instructure Holdings Inc
8.35%, 10/30/2028
(p)
457 459
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Isolved Inc
9.33%, 10/05/2030
(p)
443 444
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ivanti Software Inc
9.55%, 12/01/2027
(p)
$ 46 $ 42
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.81%, 12/01/2027
(p)
209 193
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 14
Marcel Bidco LLC
9.81%, 10/26/2030
(p)
285 286
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Mitchell International Inc
9.19%, 10/15/2028
(p)
274 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.19%, 10/15/2028
(p)
691 691
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
11.94%, 10/15/2029
(p)
3,060 3,065
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Modena Buyer LLC
0.00%, 04/18/2031
(p),(q)
1,200 1,174
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Open Text Corp
8.18%, 01/31/2030
(p)
2,154 2,159
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quartz Acquireco LLC
8.81%, 06/28/2030
(p)
398 400
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Finance LLC
8.19%, 05/15/2028
(p)
1,481 682
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.69%, 05/15/2028
(p)
553 550
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
9.81%, PIK 0.00%, 07/01/2028
(o),(p)
526 326
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc
10.07%, 11/28/2028
(p)
577 573
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC
12.94%, 05/14/2029
(p)
4,760 4,629
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
UKG Inc
8.81%, 01/30/2031
(p)
1,550 1,557
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.81%, 01/30/2031
(p)
2,284 2,294
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
VS Buyer LLC
8.57%, 04/03/2031
(p)
365 366
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
West Technology Group LLC
9.58%, 04/09/2027
(p)
$ 966 $ 942
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.07%, 09/28/2029
(p)
1,250 1,251
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 40,757
Telecommunications - 0.43%
Altice France SA
9.28%, 01/31/2026
(p)
297 253
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.57%, 08/14/2026
(p)
1,091 914
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.68%, 11/23/2028
(p)
747 746
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.68%, 04/06/2026
(p)
1,255 1,102
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(d),(p)
454 5
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
0.00%, 12/24/2029
(p),(q)
420 420
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.13%, 12/01/2027
(p)
976 976
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.31%, 10/06/2029
(p)
346 244
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.18%, 10/08/2027
(p)
2,445 2,436
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Level 3 Financing Inc
0.00%, 03/01/2027
(p),(q)
56 55
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
11.88%, 04/15/2029
(p)
1,345 1,320
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
11.88%, 04/15/2030
(p)
993 971
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc
7.78%, 04/15/2029
(p)
108 78
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
7.78%, 04/15/2030
(p)
111 77
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
9.93%, 11/30/2025
(p)
824 77
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.13%, 10/18/2027
(p)
537 81
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Syniverse Holdings LLC/DE
12.30%, 05/13/2027
(p)
$ 1,094 $ 1,035
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Xplore Inc/CA
0.00%, 10/01/2029
(d),(p)
2,210 161
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Zayo Group Holdings Inc
8.43%, 03/09/2027
(p)
547 472
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 11,423
Transportation - 0.15%
Lasership Inc
13.07%, 04/30/2029
(p)
4,990 4,098
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 308,044
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.57%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 4.91%
2.00%, 05/01/2036 $ 3,158 $ 2,739
2.00%, 07/01/2041 1,550 1,262
2.00%, 02/01/2051 2,054 1,563
2.00%, 03/01/2051 5,009 3,799
2.00%, 07/01/2051 5,883 4,467
2.00%, 09/01/2051 6,367 4,816
2.00%, 11/01/2051 5,049 3,878
2.00%, 12/01/2051 2,522 1,931
2.00%, 02/01/2052 3,356 2,603
2.00%, 03/01/2052 1,963 1,499
2.50%, 02/01/2037 1,356 1,202
2.50%, 07/01/2037 1,795 1,595
2.50%, 02/01/2051 569 454
2.50%, 07/01/2051 874 695
2.50%, 09/01/2051 2,047 1,627
2.50%, 11/01/2051 553 445
2.50%, 12/01/2051 4,825 3,898
2.50%, 12/01/2051 3,476 2,791
2.50%, 12/01/2051 4,347 3,483
2.50%, 01/01/2052 3,581 2,869
2.50%, 01/01/2052 2,178 1,753
2.50%, 03/01/2052 1,084 872
3.00%, 07/01/2037 951 865
3.00%, 08/01/2042 1,220 1,050
3.00%, 02/01/2052 1,715 1,428
3.00%, 03/01/2052 5,132 4,313
3.00%, 03/01/2052 4,377 3,621
3.00%, 05/01/2052 4,465 3,717
3.50%, 05/01/2052 2,921 2,543
3.50%, 05/01/2052 4,370 3,804
3.50%, 06/01/2052 4,912 4,239
4.00%, 04/01/2052 774 693
4.00%, 07/01/2052 1,048 948
4.00%, 08/01/2052 3,395 3,050
4.00%, 10/01/2052 1,322 1,188
4.00%, 03/01/2053 3,961 3,567
4.50%, 09/01/2052 2,007 1,868
4.50%, 10/01/2052 2,246 2,100
4.50%, 02/01/2053 2,549 2,364
5.00%, 07/01/2052 2,672 2,563
5.00%, 06/01/2053 2,268 2,169
5.00%, 06/01/2053 4,414 4,212
5.50%, 02/01/2053 3,287 3,221
5.50%, 07/01/2053 1,442 1,413
5.50%, 11/01/2053 1,954 1,915

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 11/01/2053 $ 1,714 $ 1,672
5.50%, 05/01/2054
(r)
5,600 5,435
6.00%, 05/01/2054
(r)
9,750 9,659
6.50%, 05/01/2054
(r)
6,500 6,549
$ 130,407
Government National Mortgage Association (GNMA) - 1.94%
2.00%, 01/20/2051 1,382 1,089
2.00%, 07/20/2051 2,866 2,257
2.50%, 04/20/2051 2,223 1,826
2.50%, 09/20/2051 2,316 1,901
3.00%, 07/20/2051 3,306 2,818
3.00%, 09/20/2051 3,957 3,372
3.50%, 09/20/2047 1,977 1,759
3.50%, 03/20/2048 2,126 1,895
3.50%, 08/20/2048 1,380 1,230
4.00%, 03/20/2049 3,199 2,931
4.00%, 03/20/2050 664 608
4.50%, 05/20/2048 2,552 2,410
5.00%, 12/20/2052 1,384 1,326
5.00%, 01/20/2053 2,923 2,800
5.00%, 02/20/2053 1,172 1,123
5.00%, 05/20/2054
(r)
300 287
5.50%, 03/20/2053 1,153 1,132
5.50%, 05/20/2054
(r)
5,850 5,735
6.00%, 06/20/2054
(r)
9,375 9,355
6.50%, 05/20/2054
(r)
5,700 5,771
$ 51,625
U.S. Treasury - 1.14%
1.88%, 11/15/2051 2,014 1,117
2.25%, 02/15/2052 1,268 773
2.75%, 11/15/2042 962 709
2.88%, 05/15/2052 4,692 3,302
3.25%, 05/15/2042 1,922 1,544
3.63%, 02/15/2053 2,126 1,737
4.13%, 08/15/2053 304 272
4.75%, 11/15/2053 747 743
5.57%, 01/31/2026
(s),(t)
20,000 20,044
US Treasury 3 Month Bill Money Market
Yield + 0.25%
$ 30,241
U.S. Treasury Bill - 0.58%
5.27%, 07/09/2024
(u)
9,000 8,909
5.29%, 05/16/2024
(u)
6,100 6,086
5.31%, 05/30/2024
(u)
325 324
$ 15,319
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 227,592
REPURCHASE AGREEMENTS - 1.70%
Maturity Amount
(000's) Value (000's)
Banks - 1.70%
Daiwa Securities Repurchase Agreement; 5.30%
traded 04/30/2024 maturing 05/01/2024
(collateralized by ; $45,954,111;
$ 45,060 $ 45,053
TOTAL REPURCHASE AGREEMENTS $ 45,053
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 4
Total Investments $ 2,729,736
Other Assets and Liabilities -  (2.85)% (75,631)
TOTAL NET ASSETS - 100.00% $ 2,654,105
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,386 or
1.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,716 or 1.27% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $699,334 or 26.35% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $50,019 or 1.88% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after April 30, 2024, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$666 or 0.03% of net assets.
(t) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $140 or 0.01% of net assets.
(u) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 23.80%
Consumer, Non-cyclical 10.59%
Mortgage Securities 8.43%
Industrial 7.92%
Consumer, Cyclical 7.24%
Basic Materials 7.19%
Communications 6.56%
Government 6.01%
Energy 5.09%
Money Market Funds 4.64%
Technology 4.53%
Exchange-Traded Funds 3.19%
Utilities 3.15%
Asset Backed Securities 2.30%
Closed-End Funds 2.21%
Purchased Credit Default Swaptions 0.00%
Investments Sold Short (0.19)%
Other Assets and Liabilities
(2.66)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 85,777 $ 1,127,618 $ 1,099,046 $ 114,349
$ 85,777 $ 1,127,618 $ 1,099,046 $ 114,349
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,736 $ — $ — $ —
$ 1,736 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,692 0.06%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   13.03%, PIK 13.03%, 07/09/2026 12/22/2016-04/08/2024 21,839 21,495 0.81%
Specialty Steel   15.42%, 11/15/2026 02/15/2024 38,772 38,772 1.46%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,311 0.73%
Total $ 81,270 3.06%
Amounts in thousands.
Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.41 $ 1,080 106.00% 05/16/2024 $ 8 $ 4 $ (4)
Total $ 8 $ 4 $ (4)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.IG.42 $ 2,800 75.00% 06/21/2024 $ (2) $ (1) $ 1
Put - 5 Year Credit Default Swap Morgan Stanley & Co 5.00% CDX.NA.HY.41 1,080 102.50% 05/16/2024 (1) – 1
Total $ (3) $ (1) $ 2
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Short 30 $ 3,223 $ 15
US 10 Year Note; June 2024 Long 87 9,347 (211)
US 10 Year Ultra Note; June 2024 Long 30 3,307 (110)
US 2 Year Note; June 2024 Short 30 6,080 10
US 2 Year Note; June 2024 Long 152 30,804 (274)

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2024 Short 171 $ 17,911 $ 332
US 5 Year Note; June 2024 Long 115 12,045 (173)
US Long Bond; June 2024 Long 21 2,390 (135)
Total $ (546)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/20/2024 EUR 1,561 $ 1,692 $ — $ (25)
Bank of New York Mellon 05/20/2024 $ 4,501 EUR 4,133 88 —
Citigroup Inc 05/15/2024 $ 24,665 EUR 22,675 454 —
Citigroup Inc 05/28/2024 $ 1,638 ZAR 31,400 — (28)
Citigroup Inc 07/05/2024 TRY 66,300 $ 1,883 33 —
Goldman Sachs & Co 05/15/2024 EUR 175 $ 187 — —
Goldman Sachs & Co 05/29/2024 $ 2,436 PEN 9,000 44 —
HSBC Securities Inc 05/28/2024 $ 1,761 ZAR 33,200 — —
HSBC Securities Inc 05/29/2024 $ 4,723 IDR 76,700,000 3 —
HSBC Securities Inc 07/05/2024 TRY 11,500 $ 328 4 —
JPMorgan Chase 07/05/2024 TRY 39,000 $ 1,103 24 —
JPMorgan Chase 07/05/2024 $ 1,127 TRY 39,000 — (1)
JPMorgan Chase 08/23/2024 TRY 77,800 $ 2,128 2 —
Total $ 652 $ (54)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 $ 2,000 $ 77 $ (17) $ 60 $ —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 83 (9) 74 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 160 8 168 —
Morgan Stanley & Co CDX.NA.HY.41  15-25%
Index Tranche
(b)
N/A (5.00)% Quarterly 12/20/2028 823 (32) 14 — (18)
Morgan Stanley & Co CDX.NA.HY.41  25-35%
Index Tranche
(b)
N/A (5.00)% Quarterly 12/20/2028 823 (112) 4 — (107)
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 65 9 74 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 1,000 24 (11) 13 —
Morgan Stanley & Co CMBX.NA.9.BBB N/A (3.00)% Monthly 09/17/2058 1,000 159 14 172 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 72 13 85 —
Total $ 496 $ 25 $ 646 $ (125)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(c)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(d)
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 2,000 $ (33) $ (3) $ — $ (36)
Morgan Stanley & Co CDX.NA.HY.41  35-
100% Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2028 5,760 1,049 (7) 1,042 —
Morgan Stanley & Co CMBX.NA.9.A N/A 2.00% Monthly 09/17/2058 1,500 (97) 11 — (86)
Total $ 919 $ 1 $ 1,042 $ (122)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.42 N/A (1.00)% Quarterly 06/20/2029 $ 8,800 $ (188) $ 2 $ (186)
Total $ (188) $ 2 $ (186)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.
(c) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $9,260.
(d) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/12/2025
1,750,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/11/2025 $ 889 $ — $ 172 $ —
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/13/2025
900,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/18/2025 442 — 101 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 03/18/2025
46,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/21/2025 733 — 46 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/11/2024
39,600,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 06/12/2024 751 — 47 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/18/2024
37,400,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 06/21/2024 733 — 18 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 09/17/2024
40,800,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/20/2024 734 — 38 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/03/2024
20,100,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/04/2024 342 — 20 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/10/2024
22,300,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/11/2024 369 — 31 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/10/2024
60,000,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 06/13/2024 1,080 — 1 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/17/2024
42,500,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 12/20/2024 733 — 27 —
HSBC Securities
Inc
Nigeria Government
Treasury Bill, 0.00%,
03/27/2025
1,850,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 04/03/2025 1,103 — 5 —
HSBC Securities
Inc
Zambia Government
Bond, 13.00%,
12/18/2027
14,290,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 12/20/2027 475 — — (19)
JPMorgan Chase Egypt Treasury Bill,
0.00%, 03/04/2025
42,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/07/2025 713 — 4 —
JPMorgan Chase Egypt Treasury Bill,
0.00%, 09/27/2024
24,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/27/2024 450 — 3 —
Total $ — $ 513 $ (19)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.19)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.19)%
2.50%, 05/01/2039 $ 3,600 $ 3,187
5.00%, 05/01/2039 1,800 1,767
$ 4,954
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $5,043) $ 4,954
TOTAL SHORT SALES (proceeds $5,043) $ 4,954

Schedule of Investments
Diversified International Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .73 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
38,553,237 $ 38,553
TOTAL INVESTMENT COMPANIES $ 38,553
COMMON STOCKS - 98 .86 % Shares Held Value (000's)
Aerospace & Defense - 3 .09%
Airbus SE 257,415 $ 42,360
BAE Systems PLC 6,259,809 104,114
Thales SA 106,785 17,947
$ 164,421
Apparel - 2 .33%
Hermes International SCA 15,073 36,085
LVMH Moet Hennessy Louis Vuitton SE 51,330 42,164
PRADA SpA 2,392,200 19,509
Samsonite International SA
(c),(d)
7,485,900 26,318
$ 124,076
Automobile Manufacturers - 1 .76%
Toyota Motor Corp 4,104,300 93,613
Automobile Parts & Equipment - 1 .69%
Bridgestone Corp 394,400 17,404
Toyota Industries Corp 762,700 72,477
$ 89,881
Banks - 12 .20%
AIB Group PLC 10,062,792 52,087
Banco do Brasil SA 5,066,800 26,824
Bank Negara Indonesia Persero Tbk PT 70,653,600 22,732
Bank of Ireland Group PLC 2,690,612 28,707
Bank Rakyat Indonesia Persero Tbk PT 151,020,294 45,714
Credicorp Ltd 97,817 16,199
DBS Group Holdings Ltd 2,003,760 51,011
FinecoBank Banca Fineco SpA 856,016 13,114
Grupo Financiero Banorte SAB de CV 3,095,730 30,707
ICICI Bank Ltd ADR 2,632,456 72,472
Kotak Mahindra Bank Ltd 1,114,696 21,665
National Bank of Greece SA
(c)
5,851,620 47,092
NatWest Group PLC 12,598,216 47,550
Nordea Bank Abp 2,218,675 25,790
Piraeus Financial Holdings SA
(c)
4,011,826 16,071
PT Bank Central Asia Tbk 30,679,670 18,447
Societe Generale SA 1,352,713 36,449
Swedbank AB 874,461 16,722
UniCredit SpA 1,622,293 59,545
$ 648,898
Beverages - 0 .76%
Arca Continental SAB de CV 1,271,700 12,372
Kweichow Moutai Co Ltd 118,767 27,798
$ 40,170
Biotechnology - 0 .29%
Argenx SE
(c)
39,255 14,664
Genmab A/S
(c)
3,331 925
$ 15,589
Building Materials - 2 .50%
Cemex SAB de CV ADR
(c)
5,716,194 45,215
CRH PLC 1,131,933 87,658
$ 132,873
Chemicals - 0 .52%
Shin-Etsu Chemical Co Ltd 708,345 27,419
Coal - 1 .56%
Teck Resources Ltd 1,690,400 83,117
Commercial Services - 1 .25%
Localiza Rent a Car SA 1,951,780 18,452
Secom Co Ltd 420,900 29,237
TOPPAN Holdings Inc 802,500 19,038
$ 66,727
Cosmetics & Personal Care - 2 .90%
L'Oreal SA 117,763 55,214
Unilever PLC 1,913,341 98,978
$ 154,192
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .32%
ITOCHU Corp 968,600 $ 43,698
Rexel SA 1,023,323 26,525
$ 70,223
Diversified Financial Services - 0 .80%
Brookfield Asset Management Ltd 377,858 14,435
London Stock Exchange Group PLC 254,309 28,035
$ 42,470
Electric - 0 .87%
Iberdrola SA 3,764,301 46,156
Electrical Components & Equipment - 1 .13%
Schneider Electric SE 262,878 59,940
Electronics - 0 .87%
Halma PLC 476,906 13,070
Hoya Corp 286,760 33,247
$ 46,317
Engineering & Construction - 1 .08%
Kajima Corp 900,200 17,245
Vinci SA 341,190 39,980
$ 57,225
Entertainment - 1 .08%
Entain PLC 1,934,597 18,874
Universal Music Group NV 1,314,914 38,679
$ 57,553
Food - 0 .77%
Ajinomoto Co Inc 456,000 16,955
Danone SA 386,623 24,197
$ 41,152
Food Service - 0 .47%
Compass Group PLC 892,688 24,829
Healthcare - Products - 0 .63%
Alcon Inc 268,745 20,607
Smith & Nephew PLC 1,065,158 12,905
$ 33,512
Healthcare - Services - 0 .65%
ICON PLC
(c)
115,802 34,495
Home Builders - 1 .15%
Taylor Wimpey PLC 15,998,487 26,215
Vistry Group PLC
(c)
2,354,899 34,981
$ 61,196
Insurance - 8 .16%
AIA Group Ltd 18,593,200 136,182
ASR Nederland NV 341,200 17,073
AXA SA 1,109,922 38,350
Fairfax Financial Holdings Ltd 44,158 48,009
Hannover Rueck SE 137,578 34,125
MS&AD Insurance Group Holdings Inc 3,726,600 67,001
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
127,059 55,882
Sompo Holdings Inc 1,219,800 24,140
Tryg A/S 651,797 12,901
$ 433,663
Internet - 4 .11%
Alibaba Group Holding Ltd 4,081,100 38,211
JD.com Inc 1,364,600 19,662
MercadoLibre Inc
(c)
13,298 19,398
Tencent Holdings Ltd 3,216,600 141,155
$ 218,426
Investment Companies - 0 .45%
EXOR NV 217,276 23,721
Machinery - Construction & Mining - 1 .55%
Mitsubishi Electric Corp 2,846,800 49,620
Weir Group PLC/The 1,286,080 32,817
$ 82,437
Machinery - Diversified - 2 .62%
Atlas Copco AB - A Shares 3,745,157 65,601
Keyence Corp 98,132 43,156
NARI Technology Co Ltd 4,160,436 13,433

Schedule of Investments
Diversified International Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
THK Co Ltd 785,800 $ 17,145
$ 139,335
Media - 0 .49%
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
374,640 26,214
Mining - 0 .54%
Sandfire Resources Ltd
(c)
4,752,364 28,624
Oil & Gas - 5 .15%
Canadian Natural Resources Ltd 649,500 49,218
Noble Corp PLC 1,085,032 48,154
Shell PLC 2,458,245 87,387
Suncor Energy Inc 1,457,500 55,615
Tourmaline Oil Corp 686,500 33,551
$ 273,925
Oil & Gas Services - 0 .60%
Schlumberger NV 672,010 31,907
Pharmaceuticals - 8 .37%
AstraZeneca PLC 915,644 138,490
Novo Nordisk A/S 1,100,591 141,142
Roche Holding AG 159,002 38,099
Sanofi SA 1,290,621 127,505
$ 445,236
Private Equity - 3 .59%
3i Group PLC 3,131,781 111,890
Brookfield Corp 1,473,831 59,118
Intermediate Capital Group PLC 759,714 19,801
$ 190,809
Retail - 5 .23%
Alimentation Couche-Tard Inc 1,422,092 78,819
Dollarama Inc 613,200 51,153
Industria de Diseno Textil SA 587,349 26,742
JD Sports Fashion PLC 17,309,805 24,782
MatsukiyoCocokara & Co 1,114,800 15,809
Wal-Mart de Mexico SAB de CV 11,073,590 41,274
Yum China Holdings Inc 1,089,577 39,780
$ 278,359
Semiconductors - 11 .43%
ASM International NV 33,312 20,955
ASML Holding NV 153,613 133,799
Renesas Electronics Corp 2,411,000 39,144
Samsung Electronics Co Ltd 2,614,306 145,320
SK Hynix Inc 406,145 50,121
Socionext Inc 1,245,500 36,413
Taiwan Semiconductor Manufacturing Co Ltd 7,605,544 182,105
$ 607,857
Software - 0 .66%
Dassault Systemes SE 499,665 19,613
Nemetschek SE 175,956 15,549
$ 35,162
Telecommunications - 1 .57%
Deutsche Telekom AG 2,610,441 59,794
Nippon Telegraph & Telephone Corp 21,839,200 23,579
$ 83,373
Toys, Games & Hobbies - 1 .49%
Nintendo Co Ltd 1,619,900 79,001
Transportation - 1 .18%
Canadian National Railway Co 42,832 5,198
Canadian Pacific Kansas City Ltd 644,600 50,570
Keisei Electric Railway Co Ltd 187,500 6,985
$ 62,753
TOTAL COMMON STOCKS $ 5,256,846
Total Investments $ 5,295,399
Other Assets and Liabilities -  0.41% 21,897
TOTAL NET ASSETS - 100.00% $ 5,317,296
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,318 or 0.49% of net assets.
Portfolio Summary
Location Percent
United Kingdom 15 .50%
Japan 14 .54%
France 10 .65%
Canada 9 .95%
China 5 .27%
Netherlands 4 .68%
Ireland 3 .82%
Korea, Republic Of 3 .67%
Taiwan 3 .42%
United States 3 .21%
Germany 3 .11%
Denmark 2 .91%
Hong Kong 2 .56%
Mexico 2 .44%
India 1 .77%
Italy 1 .74%
Indonesia 1 .64%
Sweden 1 .55%
Spain 1 .37%
Greece 1 .19%
Switzerland 1 .11%
Singapore 0 .96%
Brazil 0 .84%
Australia 0 .54%
Finland 0 .48%
Uruguay 0 .37%
Peru 0 .30%
Other Assets and Liabilities
0 .41%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 61,242 $ 769,448 $ 792,137 $ 38,553
$ 61,242 $ 769,448 $ 792,137 $ 38,553
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,187 $ — $ — $ —
$ 1,187 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .19 % Shares Held Value (000's)
Money Market Funds - 2 .19%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
11,793,568 $ 11,794
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
173,497,438 173,498
$ 185,292
TOTAL INVESTMENT COMPANIES $ 185,292
COMMON STOCKS - 98 .07 % Shares Held Value (000's)
Advertising - 1 .48%
Omnicom Group Inc 1,348,604 $ 125,204
Apparel - 0 .46%
NIKE Inc 419,806 38,731
Automobile Manufacturers - 4 .42%
Cummins Inc 616,758 174,228
PACCAR Inc 1,884,786 199,995
$ 374,223
Automobile Parts & Equipment - 1 .64%
Magna International Inc 2,909,530 139,076
Banks - 11 .05%
Bank of America Corp 5,111,463 189,175
Citigroup Inc 736,391 45,163
JPMorgan Chase & Co 1,450,055 278,034
Morgan Stanley 2,468,440 224,233
PNC Financial Services Group Inc/The 1,295,889 198,608
$ 935,213
Beverages - 1 .84%
Coca-Cola Co/The 2,515,256 155,367
Biotechnology - 1 .79%
Corteva Inc 2,792,564 151,162
Building Materials - 3 .43%
Carrier Global Corp 1,445,902 88,908
Trane Technologies PLC 633,191 200,937
$ 289,845
Chemicals - 1 .80%
Air Products and Chemicals Inc 458,225 108,297
PPG Industries Inc 343,768 44,346
$ 152,643
Computers - 1 .70%
Apple Inc 844,394 143,826
Cosmetics & Personal Care - 1 .82%
Procter & Gamble Co/The 944,922 154,211
Diversified Financial Services - 3 .18%
BlackRock Inc 288,956 218,058
Discover Financial Services 133,050 16,861
Nasdaq Inc 576,204 34,486
$ 269,405
Electric - 4 .81%
NextEra Energy Inc 2,151,528 144,088
Sempra 974,597 69,810
WEC Energy Group Inc 1,262,460 104,330
Xcel Energy Inc 1,660,634 89,226
$ 407,454
Electronics - 0 .30%
TE Connectivity Ltd 177,172 25,066
Food - 1 .18%
Hershey Co/The 68,237 13,232
Hormel Foods Corp 2,445,605 86,966
$ 100,198
Healthcare - Products - 4 .49%
Abbott Laboratories 1,645,343 174,357
Medtronic PLC 1,112,600 89,275
STERIS PLC 569,400 116,476
$ 380,108
Healthcare - Services - 1 .03%
UnitedHealth Group Inc 180,990 87,545
Home Builders - 0 .92%
DR Horton Inc 543,969 77,510
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .01%
Chubb Ltd 825,758 $ 205,316
Fidelity National Financial Inc 2,711,614 134,225
$ 339,541
Iron & Steel - 0 .60%
Reliance Inc 178,023 50,687
Machinery - Diversified - 2 .34%
Deere & Co 506,821 198,375
Media - 1 .20%
Comcast Corp - Class A 2,660,159 101,379
Miscellaneous Manufacturers - 3 .06%
Parker-Hannifin Corp 475,648 259,185
Oil & Gas - 5 .65%
Chevron Corp 562,343 90,689
EOG Resources Inc 1,332,951 176,123
Marathon Petroleum Corp 1,163,386 211,410
$ 478,222
Oil & Gas Services - 0 .66%
Halliburton Co 1,489,988 55,830
Pharmaceuticals - 9 .23%
Becton Dickinson & Co 754,313 176,962
Eli Lilly & Co 28,738 22,447
Merck & Co Inc 1,700,951 219,797
Novartis AG ADR 1,759,783 170,928
Pfizer Inc 2,577,502 66,036
Roche Holding AG ADR 4,177,247 124,565
$ 780,735
Pipelines - 1 .85%
Enterprise Products Partners LP 5,585,133 156,831
Private Equity - 2 .85%
KKR & Co Inc 2,587,933 240,859
REITs - 3 .49%
Alexandria Real Estate Equities Inc 1,257,925 145,756
Equity LifeStyle Properties Inc 468,892 28,269
Prologis Inc 667,951 68,164
Realty Income Corp 993,028 53,167
$ 295,356
Retail - 4 .39%
Costco Wholesale Corp 303,610 219,480
Starbucks Corp 1,114,611 98,632
Target Corp 333,389 53,669
$ 371,781
Semiconductors - 4 .35%
Microchip Technology Inc 1,921,566 176,745
Taiwan Semiconductor Manufacturing Co Ltd ADR 1,395,746 191,692
$ 368,437
Software - 3 .84%
Fidelity National Information Services Inc 737,310 50,078
Microsoft Corp 370,078 144,082
Salesforce Inc 125,444 33,737
SAP SE ADR
(d)
537,343 97,372
$ 325,269
Telecommunications - 2 .13%
BCE Inc 1,542,474 50,670
T-Mobile US Inc 786,681 129,150
$ 179,820
Transportation - 1 .08%
Expeditors International of Washington Inc 818,838 91,145
TOTAL COMMON STOCKS $ 8,300,239
Total Investments $ 8,485,531
Other Assets and Liabilities -  (0.26)% (21,683)
TOTAL NET ASSETS - 100.00% $ 8,463,848

Schedule of Investments
Equity Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $52,234 or
0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $50,481 or 0.60% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .58%
Consumer, Non-cyclical 21 .38%
Consumer, Cyclical 11 .83%
Industrial 10 .21%
Technology 9 .89%
Energy 8 .16%
Communications 4 .81%
Utilities 4 .81%
Basic Materials 2 .40%
Money Market Funds 2 .19%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 145,357 $ 1,286,844 $ 1,258,703 $ 173,498
$ 145,357 $ 1,286,844 $ 1,258,703 $ 173,498
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 3,948 $ — $ — $ —
$ 3,948 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .56 % Shares Held Value (000's)
Money Market Funds - 10 .56%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
60,739,637 $ 60,740
TOTAL INVESTMENT COMPANIES $ 60,740
BONDS - 87 .10%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0 .47%
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(c)
$ 2,700 $ 2,699
Banks - 8 .37%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(d)
EUR 2,400 2,681
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(d)
2,650 2,987
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 3,779
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(d),(e),(f)
1,400 1,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(d),(f)
2,225 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(d),(f)
900 929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(c),(d),(f)
5,100 5,266
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,730 3,765
Ceska sporitelna AS
5.74%, 03/08/2028
(d)
2,300 2,522
3 Month Euro Interbank Offered Rate +
2.35%
5.94%, 06/29/2027
(d)
900 988
3 Month Euro Interbank Offered Rate +
2.40%
HSBC Holdings PLC
6.25%, 03/09/2034
(d)
$ 6,925 7,073
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(c)
2,225 2,132
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(c),(g),(h)
TRY 1,820,000 2,406
Raiffeisenbank AS
7.13%, 01/19/2026
(d)
EUR 3,200 3,458
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
6.10%, 01/11/2035
(c),(d)
$ 4,950 4,944
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(d)
1,850 1,849
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
$ 48,117
Building Materials - 1 .25%
Cemex SAB de CV
9.13%, 03/14/2028
(c),(d),(e)
1,075 1,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(d),(e)
1,850 1,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Sisecam UK PLC
8.25%, 05/02/2029
(c),(i)
$ 3,950 $ 4,018
$ 7,157
Chemicals - 1 .57%
Sasol Financing USA LLC
8.75%, 05/03/2029
(c)
3,225 3,243
8.75%, 05/03/2029 1,100 1,108
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(c)
4,200 4,211
6.50%, 11/07/2033 450 451
$ 9,013
Diversified Financial Services - 0 .41%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,358
Electric - 1 .24%
Comision Federal de Electricidad
5.00%, 09/29/2036 3,036 2,611
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 3,800 3,611
NPC Ukrenergo
0.00%, 11/09/2028
(c),(g)
1,950 721
0.00%, 11/09/2028
(g)
500 182
$ 7,125
Energy - Alternate Sources - 1 .29%
Energo-Pro AS
8.50%, 02/04/2027 2,426 2,427
8.50%, 02/04/2027
(c)
1,725 1,725
FS Luxembourg Sarl
8.88%, 02/12/2031
(c)
3,400 3,237
$ 7,389
Engineering & Construction - 1 .79%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 2,137 2,126
IHS Holding Ltd
5.63%, 11/29/2026 2,450 2,248
6.25%, 11/29/2028 350 302
IHS Netherlands Holdco BV
8.00%, 09/18/2027 5,975 5,621
$ 10,297
Food - 0 .96%
Minerva Luxembourg SA
8.88%, 09/13/2033
(c)
4,600 4,718
8.88%, 09/13/2033 800 820
$ 5,538
Iron & Steel - 1 .00%
CSN Inova Ventures
6.75%, 01/28/2028 4,475 4,284
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(g),(h)
200 —
Usiminas International Sarl
5.88%, 07/18/2026 1,500 1,474
$ 5,758
Lodging - 0 .47%
MGM China Holdings Ltd
5.25%, 06/18/2025 1,850 1,821
Wynn Macau Ltd
5.50%, 01/15/2026 875 849
$ 2,670
Media - 0 .33%
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 875 763
5.50%, 01/14/2032 1,300 1,127
$ 1,890

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 1 .26%
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(c)
$ 1,575 $ 1,603
9.50%, 10/06/2028
(c)
3,250 3,347
9.50%, 10/06/2028 2,250 2,317
$ 7,267
Oil & Gas - 7 .22%
Cosan Luxembourg SA
7.25%, 06/27/2031
(c)
3,900 3,913
Energean Israel Finance Ltd
4.88%, 03/30/2026
(c)
1,336 1,256
5.38%, 03/30/2028
(c)
3,125 2,771
8.50%, 09/30/2033
(c)
4,315 4,145
Leviathan Bond Ltd
6.50%, 06/30/2027
(c)
4,800 4,495
Petroleos de Venezuela SA
0.00%, 05/16/2024
(g)
21,625 2,595
0.00%, 11/15/2026
(g)
2,100 255
Petroleos Mexicanos
6.49%, 01/23/2027 3,375 3,165
6.50%, 03/13/2027 5,100 4,776
Puma International Financing SA
7.75%, 04/25/2029
(c)
5,975 6,037
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 8,640 8,131
$ 41,539
Pipelines - 3 .45%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,461 4,271
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(c)
2,431 2,028
2.16%, 03/31/2034 7,820 6,522
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(c)
3,300 3,256
6.13%, 02/23/2038 2,550 2,516
TMS Issuer Sarl
5.78%, 08/23/2032
(c)
850 854
5.78%, 08/23/2032 400 402
$ 19,849
Real Estate - 0 .31%
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(g)
350 19
0.00%, 02/06/2026
(g)
3,200 176
0.00%, 04/08/2026
(g)
2,925 183
0.00%, 07/12/2026
(g)
1,450 73
MAF Global Securities Ltd
7.88%, 06/30/2027
(d),(e)
1,325 1,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
$ 1,806
Regional Authority - 0 .45%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(j)
5,866 2,581
Sovereign - 51 .81%
Angolan Government International Bond
8.25%, 05/09/2028 7,650 7,196
Argentine Republic Government International Bond
0.75%, 07/09/2030
(j)
11,425 6,609
3.62%, 07/09/2035
(j)
18,400 8,442
4.25%, 01/09/2038
(j)
4,300 2,191
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 143,300 27,032
Colombia Government International Bond
4.50%, 03/15/2029 $ 9,800 8,785
7.50%, 02/02/2034 3,475 3,416
Colombian TES
6.00%, 04/28/2028 COP 59,800,000 13,282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
4.50%, 01/30/2030 $ 6,050 $ 5,402
5.50%, 02/22/2029 2,125 2,019
5.95%, 01/25/2027 2,000 1,961
Ecuador Government International Bond
3.50%, 07/31/2035
(j)
12,350 6,764
6.00%, 07/31/2030
(j)
14,950 10,497
Egypt Government International Bond
5.80%, 09/30/2027 10,275 9,122
7.30%, 09/30/2033 5,525 4,413
Gabon Government International Bond
6.63%, 02/06/2031 5,750 4,517
Guatemala Government Bond
5.25%, 08/10/2029 4,975 4,685
7.05%, 10/04/2032 2,300 2,345
Hungary Government International Bond
6.13%, 05/22/2028 2,550 2,575
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 119,700,000 7,150
6.50%, 02/15/2031 32,800,000 1,927
6.63%, 02/15/2034 173,800,000 10,215
6.88%, 04/15/2029 90,000,000 5,468
7.00%, 02/15/2033 24,900,000 1,526
Iraq International Bond
5.80%, 01/15/2028 $ 7,813 7,285
Israel Government International Bond
5.50%, 03/12/2034 12,750 12,065
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 6,625 5,889
8.25%, 01/30/2037
(c)
$ 2,500 2,388
Mexican Bonos
7.00%, 09/03/2026 MXN 213,300 11,525
Mexico Government International Bond
6.35%, 02/09/2035 $ 3,025 3,006
Nigeria Government International Bond
6.13%, 09/28/2028 8,100 7,131
7.14%, 02/23/2030 1,650 1,446
Peru Government Bond
5.40%, 08/12/2034 PEN 30,250 6,939
6.15%, 08/12/2032 38,150 9,562
Republic of Kenya Government International Bond
7.25%, 02/28/2028 $ 2,675 2,515
Republic of Poland Government International Bond
5.13%, 09/18/2034 5,125 4,918
5.50%, 03/18/2054 325 305
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 176,500 8,314
8.88%, 02/28/2035 133,800 5,709
Republic of South Africa Government International
Bond
7.30%, 04/20/2052 $ 4,275 3,607
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(c)
1,275 1,304
7.85%, 10/12/2028 200 205
Romanian Government International Bond
6.38%, 01/30/2034
(c)
7,426 7,255
Saudi Government International Bond
5.75%, 01/16/2054
(c)
3,975 3,707
Slovenia Government International Bond
5.00%, 09/19/2033 6,525 6,346
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(c),(g)
2,700 766
0.00%, 06/24/2030
(g)
6,089 1,727
Tunisian Republic
6.38%, 07/15/2026 EUR 7,600 6,772
Turkiye Government Bond
37.00%, 02/18/2026 TRY 182,200 5,384

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 09/01/2026
(g)
$ 975 $ 282
0.00%, 09/01/2029
(g)
12,900 3,612
0.00%, 08/01/2041
(g),(j)
7,875 4,181
Zambia Government International Bond
0.00%, 04/14/2024
(g)
3,975 2,922
0.00%, 07/30/2027
(g)
4,650 3,371
$ 297,977
Supranational Bank - 2 .91%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,227
European Bank for Reconstruction & Development
6.30%, 10/26/2027 536,000 6,234
Inter-American Development Bank
5.70%, 11/12/2024 142,000 1,687
7.00%, 01/25/2029 120,000 1,409
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 180,000 2,128
7.05%, 07/22/2029 254,500 3,060
$ 16,745
Transportation - 0 .11%
Transnet SOC Ltd
8.25%, 02/06/2028
(c)
$ 275 270
8.25%, 02/06/2028 375 369
$ 639
Water - 0 .43%
Aegea Finance Sarl
9.00%, 01/20/2031
(c)
2,100 2,197
9.00%, 01/20/2031 250 262
$ 2,459
TOTAL BONDS $ 500,873
Total Investments $ 561,613
Other Assets and Liabilities -  2.34% 13,484
TOTAL NET ASSETS - 100.00% $ 575,097
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $95,845 or 16.67% of net assets.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $13,312 or 2.31% of net assets.
(g) Non-income producing security
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Security purchased on a when-issued basis.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary
Location Percent
United States 11 .74%
Mexico 7 .85%
Luxembourg 5 .92%
Brazil 5 .03%
Israel 4 .67%
Indonesia 4 .56%
Colombia 4 .43%
United Kingdom 4 .37%
Argentina 3 .45%
South Africa 3 .18%
Ecuador 3 .00%
Supranational 2 .91%
Peru 2 .87%
Egypt 2 .36%
Romania 2 .25%
Ukraine 2 .00%
Cayman Islands 1 .96%
Czech Republic 1 .93%
Netherlands 1 .63%
Dominican Republic 1 .63%
Nigeria 1 .49%
Jersey, Channel Islands 1 .48%
Cote d'Ivoire 1 .43%
Turkey 1 .41%
Bermuda 1 .41%
Iraq 1 .27%
Angola 1 .25%
Guatemala 1 .22%
Tunisia 1 .18%
Slovenia 1 .10%
Zambia 1 .10%
Poland 0 .90%
Chile 0 .81%
Gabon 0 .79%
Saudi Arabia 0 .64%
Venezuela 0 .50%
Hungary 0 .45%
Kenya 0 .44%
Ireland 0 .41%
Mauritius 0 .37%
Uzbekistan 0 .27%
Other Assets and Liabilities
2 .34%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 56,782 $ 243,578 $ 239,620 $ 60,740
$ 56,782 $ 243,578 $ 239,620 $ 60,740
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,008 $ — $ — $ —
$ 1,008 $ — $ — $ —
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/15/2024 $ 30,594 EUR 28,125 $ 565 $ —
Citigroup Inc 05/28/2024 $ 8,580 ZAR 164,500 — (145)
Citigroup Inc 05/29/2024 EUR 17,250 $ 18,534 — (105)
Citigroup Inc 05/29/2024 $ 17,136 BRL 89,250 — (14)
Citigroup Inc 05/29/2024 $ 34,607 CNH 251,100 — (58)
Citigroup Inc 07/05/2024 TRY 188,500 $ 5,354 94 —
Goldman Sachs & Co 05/15/2024 $ 269 EUR 250 2 —
Goldman Sachs & Co 05/29/2024 $ 8,392 PEN 31,000 149 —
HSBC Securities Inc 05/28/2024 $ 5,489 ZAR 103,500 — (1)
HSBC Securities Inc 05/29/2024 $ 11,472 IDR 186,300,000 8 —
JPMorgan Chase 05/29/2024 $ 17,529 CNH 127,000 — (4)
JPMorgan Chase 05/29/2024 $ 18,458 EUR 17,250 30 —
JPMorgan Chase 07/05/2024 TRY 94,650 $ 2,678 59 —
JPMorgan Chase 07/05/2024 $ 2,734 TRY 94,650 — (2)
JPMorgan Chase 08/23/2024 TRY 187,950 $ 5,141 4 —
Total $ 911 $ (329)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (22) $ (9) $ — $ (31)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 3,800 (35) (2) — (37)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 3,300 (22) (10) — (32)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 7,350 (67) (4) — (71)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 4,700 (25) (20) — (45)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 3,350 (23) (11) — (34)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 3,300 (22) (12) — (34)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 3,350 (18) (16) — (34)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 3,500 (32) (4) — (36)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 $ 7,300 $ (67) $ (8) $ — $ (75)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 3,350 (23) (10) — (33)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 7,000 (64) (5) — (69)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 3,300 (23) (10) — (33)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 3,100 (29) (2) — (31)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.37% (1.00)% Quarterly 12/20/2025 2,000 (11) (9) — (20)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 3,350 (18) (16) — (34)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 3,300 (22) (11) — (33)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 3,500 (32) (3) — (35)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 7,300 (66) (7) — (73)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.36% (1.00)% Quarterly 12/20/2025 3,350 (23) (11) — (34)
Total $ (676) $ (188) $ — $ (864)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 $ 15,800 $ (946) $ 6 $ (940)
ITRX.41 N/A (5.00)% Quarterly 06/20/2029 EUR 62,800 (4,959) (187) (5,146)
Total $ (5,905) $ (181) $ (6,086)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Pay 3.16% Annual Annual N/A 06/19/2029 KRW 49,000,000 $ (576) $ — $ (576)
Total $ (576) $ — $ (576)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/12/2025
3,050,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/11/2025 $ 1,550 $ — $ 300 $ —
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/13/2025
2,600,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 03/18/2025 1,278 — 292 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 03/18/2025
132,900,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/21/2025 2,116 — 133 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/11/2024
114,300,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 06/12/2024 2,168 — 136 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 06/18/2024
108,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 06/21/2024 2,117 — 53 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 09/17/2024
117,700,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/20/2024 2,118 — 108 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/03/2024
58,000,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/04/2024 987 — 58 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/10/2024
64,300,000 Receive Secured Overnight
Financing Rate +
0.70%
Annual 12/11/2024 1,063 — 89 —
HSBC Securities
Inc
Egypt Treasury Bill,
0.00%, 12/17/2024
122,700,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 12/20/2024 2,115 — 77 —
HSBC Securities
Inc
Nigeria Government
Treasury Bill, 0.00%,
03/27/2025
5,325,000,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 04/03/2025 3,175 — 15 —
HSBC Securities
Inc
Zambia Government
Bond, 13.00%,
12/18/2027
41,050,000 Receive US Federal Funds
Effective Rate +
0.00%
Annual 12/20/2027 1,366 — — (55)
JPMorgan Chase Egypt Treasury Bill,
0.00%, 03/04/2025
122,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 03/07/2025 2,071 — 12 —
JPMorgan Chase Egypt Treasury Bill,
0.00%, 09/27/2024
68,000,000 Receive Secured Overnight
Financing Rate +
0.60%
Annual 09/27/2024 1,274 — 9 —
Total $ — $ 1,282 $ (55)
Amounts in thousands except contracts.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .15 % Shares Held Value (000's)
Money Market Funds - 2 .15%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
912,250 $ 912
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
4,232,359 4,232
$ 5,144
TOTAL INVESTMENT COMPANIES $ 5,144
COMMON STOCKS - 96 .69 % Shares Held Value (000's)
Aerospace & Defense - 0 .75%
LIG Nex1 Co Ltd 15,518 $ 1,796
Agriculture - 0 .29%
Muyuan Foods Co Ltd 113,900 684
Apparel - 0 .34%
Youngone Corp 29,421 814
Automobile Manufacturers - 2 .54%
BYD Co Ltd 86,500 2,371
Kia Corp 15,982 1,354
Maruti Suzuki India Ltd 15,309 2,349
$ 6,074
Automobile Parts & Equipment - 0 .91%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 1,027
Weichai Power Co Ltd 563,000 1,151
$ 2,178
Banks - 10 .54%
Bank of Jiangsu Co Ltd 806,870 898
Bank Rakyat Indonesia Persero Tbk PT 5,490,182 1,662
Grupo Financiero Banorte SAB de CV 243,600 2,416
HDFC Bank Ltd 254,279 4,618
ICICI Bank Ltd 294,466 4,057
Kasikornbank PCL 229,800 807
Kotak Mahindra Bank Ltd 63,469 1,234
National Bank of Greece SA
(e)
336,617 2,709
Piraeus Financial Holdings SA
(e)
94,049 377
PT Bank Central Asia Tbk 2,651,600 1,594
Saudi National Bank/The 398,346 3,988
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 857
$ 25,217
Beverages - 2 .33%
Arca Continental SAB de CV 168,000 1,635
China Resources Beer Holdings Co Ltd 158,000 720
Kweichow Moutai Co Ltd 5,100 1,194
Varun Beverages Ltd 114,153 2,019
$ 5,568
Building Materials - 3 .00%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
252,621 509
Cemex SAB de CV
(e)
3,367,014 2,663
China National Building Material Co Ltd 760,000 294
Voltas Ltd 210,015 3,704
$ 7,170
Chemicals - 0 .36%
Orbia Advance Corp SAB de CV 526,600 862
Coal - 0 .37%
Exxaro Resources Ltd
(f)
92,038 882
Commercial Services - 2 .58%
Humansoft Holding Co KSC 83,760 789
JSW Infrastructure Ltd
(e)
535,729 1,598
Localiza Rent a Car SA 109,900 1,039
MegaStudyEdu Co Ltd 17,572 767
Network International Holdings PLC
(d),(e)
184,553 906
Santos Brasil Participacoes SA 407,389 1,063
$ 6,162
Computers - 1 .38%
Elm Co 2,974 724
Globant SA
(e)
4,690 838
Quanta Computer Inc 222,000 1,742
$ 3,304
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .73%
AKR Corporindo Tbk PT 12,559,400 $ 1,292
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
331,929 456
$ 1,748
Diversified Financial Services - 4 .25%
Bajaj Finance Ltd 20,428 1,695
Banco BTG Pactual SA 215,950 1,391
CreditAccess Grameen Ltd
(e)
100,480 1,815
Fubon Financial Holding Co Ltd 771,139 1,631
Intercorp Financial Services Inc 23,443 500
Jio Financial Services Ltd
(e)
113,477 511
KB Financial Group Inc 48,272 2,618
$ 10,161
Electric - 1 .17%
China Longyuan Power Group Corp Ltd 740,000 518
Emirates Central Cooling Systems Corp 2,441,294 1,057
NTPC Ltd 283,483 1,232
$ 2,807
Electrical Components & Equipment - 0 .61%
Delta Electronics Inc 150,000 1,469
Electronics - 1 .82%
Advanced Energy Solution Holding Co Ltd 30,000 576
Avalon Technologies Ltd
(d),(e)
151,980 938
Gold Circuit Electronics Ltd
(e)
103,000 615
Lotes Co Ltd 24,830 1,088
Voltronic Power Technology Corp 24,000 1,136
$ 4,353
Engineering & Construction - 1 .28%
Cury Construtora e Incorporadora SA 201,800 760
L&T Technology Services Ltd
(d)
17,714 980
Samsung E&A Co Ltd
(e)
69,629 1,320
$ 3,060
Food - 2 .34%
Bid Corp Ltd 53,565 1,225
Indofood Sukses Makmur Tbk PT 1,381,200 530
LT Foods Ltd 285,125 734
Nestle India Ltd 39,310 1,180
SM Investments Corp 72,235 1,186
Want Want China Holdings Ltd 1,296,000 739
$ 5,594
Forest Products & Paper - 0 .81%
Suzano SA 171,500 1,931
Gas - 1 .28%
ENN Natural Gas Co Ltd 332,079 826
Indraprastha Gas Ltd 398,900 2,238
$ 3,064
Healthcare - Products - 0 .72%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 25,600 1,073
Universal Vision Biotechnology Co Ltd 84,000 658
$ 1,731
Healthcare - Services - 0 .74%
Bangkok Dusit Medical Services PCL 1,463,900 1,146
Hygeia Healthcare Holdings Co Ltd
(d)
151,000 623
$ 1,769
Home Furnishings - 0 .51%
Gree Electric Appliances Inc of Zhuhai 212,300 1,230
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 1,230
Insurance - 4 .58%
AIA Group Ltd 285,000 2,087
China Pacific Insurance Group Co Ltd 513,600 1,125
ICICI Lombard General Insurance Co Ltd
(d)
65,117 1,331
ICICI Prudential Life Insurance Co Ltd
(d)
147,672 1,011
PICC Property & Casualty Co Ltd 1,956,000 2,430
Qualitas Controladora SAB de CV 227,800 2,979
$ 10,963

Schedule of Investments
Global Emerging Markets Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 13 .10%
Alibaba Group Holding Ltd 649,124 $ 6,078
Baidu Inc
(e)
147,000 1,904
IndiaMart InterMesh Ltd
(d)
33,240 1,050
Meituan
(d),(e)
96,100 1,312
MercadoLibre Inc
(e)
628 916
Naspers Ltd 13,334 2,552
PDD Holdings Inc ADR
(e)
25,380 3,177
Tencent Holdings Ltd 272,900 11,976
Tongcheng Travel Holdings Ltd
(e)
426,800 1,123
Trip.com Group Ltd ADR
(e)
25,748 1,243
$ 31,331
Iron & Steel - 0 .72%
Hunan Valin Steel Co Ltd 859,889 617
Severstal PAO
(e)
31,471 —
Ternium SA ADR 26,429 1,113
$ 1,730
Leisure Products & Services - 1 .52%
Bajaj Auto Ltd 14,272 1,523
Leejam Sports Co JSC 17,377 970
Yadea Group Holdings Ltd
(d)
592,000 1,139
$ 3,632
Machinery - Diversified - 0 .86%
NARI Technology Co Ltd 309,329 999
WEG SA 138,300 1,057
$ 2,056
Metal Fabrication & Hardware - 0 .52%
APL Apollo Tubes Ltd 67,225 1,252
Mining - 1 .58%
Gold Fields Ltd 117,143 1,895
Ivanhoe Mines Ltd
(e)
48,600 659
Polyus PJSC
(e)
343 —
Shandong Gold Mining Co Ltd
(d)
570,750 1,233
$ 3,787
Miscellaneous Manufacturers - 0 .71%
Airtac International Group 28,000 991
Zhuzhou CRRC Times Electric Co Ltd 199,700 716
$ 1,707
Oil & Gas - 3 .21%
PRIO SA/Brazil 134,800 1,250
Reliance Industries Ltd 77,111 2,707
Saudi Arabian Oil Co
(d)
322,652 2,585
Thai Oil PCL 784,800 1,143
$ 7,685
Pharmaceuticals - 1 .23%
Caplin Point Laboratories Ltd 59,479 965
Grand Pharmaceutical Group Ltd 1,050,000 579
Richter Gedeon Nyrt 30,403 774
Simcere Pharmaceutical Group Ltd
(d)
926,000 636
$ 2,954
Real Estate - 0 .92%
China Overseas Land & Investment Ltd 390,500 718
China Resources Land Ltd 260,000 935
Sun Hung Kai Properties Ltd 58,500 540
$ 2,193
Retail - 3 .25%
El Puerto de Liverpool SAB de CV 119,358 954
Jumbo SA 42,863 1,334
Mavi Giyim Sanayi Ve Ticaret AS
(d)
419,768 1,197
Mitra Adiperkasa Tbk PT 8,069,700 781
Wal-Mart de Mexico SAB de CV 624,200 2,327
Yum China Holdings Inc 31,400 1,175
$ 7,768
Semiconductors - 19 .73%
Alchip Technologies Ltd 10,000 943
ASML Holding NV - NY Reg Shares 1,564 1,365
ASPEED Technology Inc 6,000 562
Hana Materials Inc 15,436 595
MediaTek Inc 66,000 1,990
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Novatek Microelectronics Corp 61,300 $ 1,158
Parade Technologies Ltd 23,000 522
Samsung Electronics Co Ltd 243,407 13,530
SK Hynix Inc 28,990 3,577
Taiwan Semiconductor Manufacturing Co Ltd 958,685 22,956
$ 47,198
Shipbuilding - 0 .50%
Yangzijiang Shipbuilding Holdings Ltd 927,700 1,191
Software - 1 .06%
NetEase Inc 135,925 2,548
Telecommunications - 0 .67%
Accton Technology Corp 70,000 981
ZTE Corp
(e)
293,400 632
$ 1,613
Textiles - 0 .26%
SLC Agricola SA 171,006 626
Transportation - 0 .28%
Tsakos Energy Navigation Ltd 25,961 669
Water - 0 .34%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
51,100 802
TOTAL COMMON STOCKS $ 231,333
PREFERRED STOCKS - 1 .99 % Shares Held Value (000's)
Automobile Manufacturers - 0 .55%
Hyundai Motor Co 21,000.00% 11,539 $ 1,318
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 1.80% 20,961 35
Oil & Gas - 1 .43%
Petroleo Brasileiro SA 2.28% 423,500 3,419
TOTAL PREFERRED STOCKS $ 4,772
Total Investments $ 241,249
Other Assets and Liabilities -  (0.83)% (1,997)
TOTAL NET ASSETS - 100.00% $ 239,252
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $912 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,968 or 6.67% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $853 or 0.36% of net assets.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 21 .09%
India 17 .03%
Taiwan 16 .08%
Korea, Republic Of 11 .59%
Mexico 5 .78%
Brazil 5 .77%
Saudi Arabia 3 .45%
South Africa 2 .74%
Hong Kong 2 .64%
Indonesia 2 .45%
United States 2 .37%
Greece 2 .13%
Ireland 1 .33%
Thailand 1 .30%
United Arab Emirates 0 .82%
Uruguay 0 .73%
Netherlands 0 .57%
Philippines 0 .50%
Turkey 0 .50%
Luxembourg 0 .46%
Vietnam 0 .36%
Kuwait 0 .33%
Hungary 0 .32%
Canada 0 .28%
Peru 0 .21%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 8,768 $ 30,351 $ 34,887 $ 4,232
$ 8,768 $ 30,351 $ 34,887 $ 4,232
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 125 $ — $ — $ —
$ 125 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .12 % Shares Held Value (000's)
Money Market Funds - 1 .12%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
2,664,012 $ 2,664
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
16,819,373 16,819
$ 19,483
TOTAL INVESTMENT COMPANIES $ 19,483
COMMON STOCKS - 98 .86 % Shares Held Value (000's)
Engineering & Construction - 0 .64%
Cellnex Telecom SA - Rights
(d),(e)
337,800 $ 11,166
Entertainment - 0 .45%
Marriott Vacations Worldwide Corp 82,756 7,954
Private Equity - 0 .70%
CapitaLand Investment Ltd/Singapore 6,299,100 12,181
Real Estate - 9 .91%
Castellum AB
(d)
1,075,569 12,780
Mitsubishi Estate Co Ltd 495,000 9,071
Mitsui Fudosan Co Ltd 4,290,979 43,670
Sumitomo Realty & Development Co Ltd 736,700 25,493
Sun Hung Kai Properties Ltd 2,357,000 21,743
Vonovia SE 1,413,083 40,832
Wharf Real Estate Investment Co Ltd 948,000 2,941
Wihlborgs Fastigheter AB
(f)
1,929,369 16,160
$ 172,690
REITs - 86 .44%
Agree Realty Corp 280,535 16,052
Alexandria Real Estate Equities Inc 336,696 39,013
Allied Properties Real Estate Investment Trust 992,794 12,209
American Homes 4 Rent 1,216,401 43,547
American Tower Corp 177,703 30,487
Americold Realty Trust Inc 871,280 19,142
Apartment Income REIT Corp 272,505 10,459
AvalonBay Communities Inc 348,812 66,124
Big Yellow Group PLC 607,079 8,167
Broadstone Net Lease Inc 1,144,628 16,666
Canadian Apartment Properties REIT 493,341 15,356
CapitaLand Integrated Commercial Trust 10,134,118 14,446
Cousins Properties Inc 582,057 13,352
Daiwa House REIT Investment Corp 7,239 12,160
Digital Realty Trust Inc 275,594 38,247
Equinix Inc 107,080 76,146
Equity Residential 389,629 25,092
Essex Property Trust Inc 157,432 38,768
Extra Space Storage Inc 498,022 66,874
First Industrial Realty Trust Inc 167,228 7,596
Gaming and Leisure Properties Inc 523,128 22,353
Gecina SA 136,355 13,922
GLP J-Reit 13,234 10,763
Goodman Group 2,297,876 46,416
Healthcare Realty Trust Inc 889,280 12,654
Industrial & Infrastructure Fund Investment Corp 5,628 4,654
InterRent Real Estate Investment Trust 857,220 7,460
Invincible Investment Corp 18,577 8,323
Invitation Homes Inc 1,559,409 53,332
Japan Hotel REIT Investment Corp 27,723 14,568
Kilroy Realty Corp 341,120 11,530
Klepierre SA 1,048,285 28,149
Link REIT 6,081,444 26,058
Mapletree Industrial Trust 10,446,600 17,298
Mapletree Logistics Trust 9,096,711 8,927
Merlin Properties Socimi SA 1,735,464 19,523
National Storage REIT 7,133,831 9,837
Nippon Accommodations Fund Inc 1,297 5,401
Nippon Building Fund Inc 4,440 16,964
Nippon Prologis REIT Inc 2,620 4,521
NNN REIT Inc 441,292 17,886
Prologis Inc 769,555 78,533
Prologis Property Mexico SA de CV 1,201,318 4,718
Regency Centers Corp 534,789 31,670
Retail Opportunity Investments Corp 1,008,127 12,370
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rexford Industrial Realty Inc 826,403 $ 35,378
Ryman Hospitality Properties Inc 153,730 16,215
Sabra Health Care REIT Inc 1,444,891 20,113
Safestore Holdings PLC 1,443,335 13,911
Saul Centers Inc 80,898 2,946
Scentre Group 3,630,066 7,351
Segro PLC 4,016,388 42,245
Sekisui House Reit Inc 22,936 11,752
Stockland 9,178,765 26,004
Sun Communities Inc 282,232 31,418
Terreno Realty Corp 233,252 12,677
Unibail-Rodamco-Westfield
(d)
225,471 18,789
UNITE Group PLC/The 1,183,872 13,686
Ventas Inc 1,363,745 60,387
VICI Properties Inc 1,768,013 50,477
Welltower Inc 890,357 84,833
$ 1,505,915
Telecommunications - 0 .72%
NEXTDC Ltd
(d)
1,178,006 12,505
TOTAL COMMON STOCKS $ 1,722,411
Total Investments $ 1,741,894
Other Assets and Liabilities -  0.02% 291
TOTAL NET ASSETS - 100.00% $ 1,742,185
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,784 or
0.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,166 or 0.64% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,165 or 0.64% of net assets.
Portfolio Summary
Location Percent
United States 62 .55%
Japan 9 .61%
Australia 5 .85%
United Kingdom 4 .48%
France 3 .50%
Singapore 3 .03%
Hong Kong 2 .92%
Germany 2 .34%
Canada 2 .01%
Spain 1 .76%
Sweden 1 .66%
Mexico 0 .27%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 2 $ 217,296 $ 200,479 $ 16,819
$ 2 $ 217,296 $ 200,479 $ 16,819
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 357 $ — $ — $ —
$ 357 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Money Market Funds - 1 .83%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
81 $ —
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
11,729,969 11,730
$ 11,730
TOTAL INVESTMENT COMPANIES $ 11,730
BONDS - 20 .23%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 7 .82%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 588 $ 588
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 4,230 4,240
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
5,325 5,319
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 2,950 2,951
GM Financial Automobile Leasing Trust 2023-3
5.78%, 01/20/2026 4,189 4,192
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 4,875 4,859
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 2,931 2,930
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 4,425 4,422
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(d)
5,200 5,195
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
4,750 4,747
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
6,195 6,183
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 4,425 4,425
$ 50,051
Commercial Mortgage Backed Securities - 0 .11%
Ginnie Mae
0.44%, 06/16/2057
(e),(f)
3,593 78
0.58%, 03/16/2060
(e),(f)
8,838 321
0.62%, 07/16/2060
(e),(f)
6,619 288
$ 687
Credit Card Asset Backed Securities - 2 .53%
American Express Credit Account Master Trust
0.90%, 11/15/2026 6,144 5,990
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 2,935 2,881
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 7,500 7,316
$ 16,187
Mortgage Backed Securities - 7 .30%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
3,401 3,284
CSMC Trust 2015-1
3.90%, 01/25/2045
(d),(f)
2,500 2,311
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,432 195
Fannie Mae REMICS
0.06%, 06/25/2045
(e)
4,380 185
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.56%, 09/25/2046
(e)
11,384 901
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 10/25/2049
(e)
12,102 1,064
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
0.56%, 05/25/2050
(e)
$ 13,531 $ 1,150
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 08/25/2049
(e)
18,976 1,604
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 09/25/2049
(e)
5,152 455
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 11/25/2049
(e)
8,909 770
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.63%, 06/25/2050
(e)
7,791 668
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.71%, 09/25/2047
(e)
17,158 1,522
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.50%, 02/25/2028
(e)
2,243 70
3.00%, 07/25/2032
(e)
3,324 227
3.00%, 10/25/2040
(e)
1,157 30
3.00%, 04/25/2042 603 578
3.00%, 05/25/2048 780 654
3.00%, 01/25/2051
(e)
11,775 2,014
3.50%, 02/25/2036
(e)
2,295 203
3.50%, 02/25/2043
(e)
1,096 24
3.50%, 02/25/2043 149 143
3.50%, 07/25/2043
(e)
3,524 253
3.50%, 08/25/2045 874 854
6.04%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 280 285
Freddie Mac REMICS
0.61%, 10/25/2049
(e)
13,775 1,227
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 11/25/2049
(e)
5,966 531
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 03/25/2050
(e)
10,020 856
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 08/25/2050
(e)
8,225 740
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 834 740
4.00%, 11/15/2042
(e)
1,386 196
4.00%, 11/15/2045 553 525
6.50%, 08/15/2027 11 10
Ginnie Mae
0.67%, 03/20/2044
(e)
4,365 346
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.67%, 06/20/2046
(e)
1,998 180
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.67%, 08/20/2047
(e)
10,769 961
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.77%, 10/20/2045
(e)
4,574 416
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.77%, 11/20/2047
(e)
3,273 332
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.87%, 08/20/2050
(e)
$ 11,677 $ 1,202
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.87%, 07/20/2051
(e)
8,375 897
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.87%, 08/20/2051
(e)
9,550 1,029
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
6,760 1,060
3.00%, 11/20/2050
(e)
11,806 1,881
3.00%, 11/20/2050
(e)
18,942 2,985
3.00%, 12/20/2050
(e)
7,580 1,203
3.50%, 10/20/2049
(e)
11,219 2,006
4.00%, 04/20/2044
(e)
1,405 96
4.00%, 01/20/2046
(e)
1,357 71
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
636 549
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(d),(f)
3,177 3,035
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
1,950 1,467
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(f)
1,003 942
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(d),(f)
1,832 1,623
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
191 163
$ 46,714
Other Asset Backed Securities - 2 .47%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
5,408 5,321
Verizon Master Trust
1.53%, 07/20/2028 6,775 6,577
4.89%, 04/13/2028 3,900 3,873
$ 15,771
TOTAL BONDS $ 129,410
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93 .33%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5 .87%
2.50%, 08/01/2027 $ 223 $ 213
3.00%, 02/01/2027 501 485
3.00%, 04/01/2035 724 662
3.00%, 03/01/2037 1,617 1,458
3.00%, 10/01/2042 2,899 2,502
3.00%, 05/01/2043 1,071 921
3.00%, 07/01/2045 2,650 2,272
3.00%, 10/01/2046 3,826 3,288
3.50%, 11/01/2026 301 292
3.50%, 02/01/2032 1,078 1,019
3.50%, 04/01/2032 1,032 975
3.50%, 04/01/2042 2,432 2,183
3.50%, 07/01/2042 3,136 2,816
3.50%, 08/01/2043 2,029 1,821
3.50%, 02/01/2044 2,118 1,887
3.50%, 11/01/2046 1,829 1,610
4.00%, 12/01/2041 1,769 1,641
4.00%, 07/01/2042 1,473 1,366
4.00%, 09/15/2042 525 492
4.00%, 10/01/2045 3,142 2,910
4.50%, 04/01/2041 1,880 1,790
5.00%, 10/01/2025 4 4
5.00%, 12/01/2032 8 8
5.00%, 02/01/2033 112 110
5.00%, 01/01/2034 1,191 1,165
5.00%, 05/01/2034 21 21
5.00%, 07/01/2035 12 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2035 $ 1 $ —
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 110 108
5.00%, 07/01/2044 963 936
5.00%, 03/01/2048 1,804 1,752
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 5 5
5.50%, 12/01/2033 99 99
5.50%, 07/01/2037 6 6
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 24 25
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 122 122
6.00%, 09/01/2034 20 21
6.00%, 02/01/2035 10 10
6.00%, 10/01/2036 14 14
6.00%, 03/01/2037 37 37
6.00%, 05/01/2037 55 56
6.00%, 03/01/2038 19 19
6.00%, 04/01/2038 29 29
6.00%, 07/01/2038 53 53
6.00%, 10/01/2038 28 28
6.23%, 10/01/2032 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.98%
6.50%, 03/01/2029 8 9
6.50%, 04/01/2031 23 24
6.50%, 10/01/2031 16 16
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 47 48
7.00%, 06/01/2029 18 19
7.00%, 04/01/2031 13 14
7.00%, 10/01/2031 31 32
7.00%, 04/01/2032 46 47
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 4 4
8.50%, 07/01/2029 43 44
$ 37,530
Federal National Mortgage Association (FNMA) - 0 .45%
3.00%, 04/01/2043 2,741 2,329
5.50%, 05/01/2033 34 34
5.94%, 12/01/2033 12 12
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 01/01/2032 52 51
6.00%, 04/01/2033 62 61
6.00%, 09/01/2034 132 130
6.50%, 06/01/2031 24 24
6.50%, 11/01/2032 149 148
6.50%, 11/01/2032 56 56
7.00%, 08/01/2028 13 13
7.00%, 12/01/2028 17 17
7.00%, 07/01/2029 12 12
7.00%, 07/01/2032 13 13
7.50%, 12/01/2024 5 5
7.50%, 02/01/2030 5 5
$ 2,910
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 56 .75%
2.00%, 08/01/2028 548 515
2.00%, 11/01/2035 7,169 6,227
2.00%, 03/01/2051 12,161 9,393
2.00%, 11/01/2051 8,672 6,570
2.00%, 11/01/2051 10,119 7,772

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2051 $ 16,966 $ 13,033
2.00%, 12/01/2051 17,231 13,235
2.00%, 01/01/2052 11,574 8,920
2.00%, 01/01/2052 14,494 11,090
2.00%, 02/01/2052 11,107 8,626
2.00%, 02/01/2052 13,800 10,587
2.50%, 06/01/2027 753 722
2.50%, 05/01/2028 417 397
2.50%, 08/01/2028 557 528
2.50%, 03/01/2030 1,753 1,638
2.50%, 12/01/2031 2,594 2,395
2.50%, 08/01/2035 6,093 5,457
2.50%, 02/01/2051 7,912 6,430
2.50%, 07/01/2051 11,708 9,412
2.50%, 10/01/2051 11,972 9,514
2.50%, 11/01/2051 5,771 4,661
2.50%, 12/01/2051 12,872 10,496
2.50%, 12/01/2051 5,924 4,772
2.50%, 01/01/2052 12,377 10,036
2.50%, 02/01/2052 12,077 9,715
3.00%, 01/01/2030 112 106
3.00%, 08/01/2031 2,409 2,260
3.00%, 10/01/2036 2,490 2,245
3.00%, 12/01/2042 2,736 2,349
3.00%, 01/01/2043 2,415 2,074
3.00%, 07/01/2045 1,111 948
3.00%, 01/01/2046 2,486 2,123
3.00%, 07/01/2046 2,741 2,329
3.00%, 10/01/2046 3,195 2,716
3.00%, 12/01/2046 3,409 2,894
3.00%, 08/01/2049 1,451 1,218
3.00%, 07/01/2050 5,406 4,520
3.00%, 08/01/2050 4,344 3,631
3.00%, 09/01/2050 7,030 5,905
3.00%, 03/01/2052 3,733 3,137
3.50%, 08/01/2031 1,325 1,262
3.50%, 06/01/2039 1,248 1,136
3.50%, 06/01/2042 1,000 897
3.50%, 11/01/2042 1,933 1,733
3.50%, 02/01/2043 910 816
3.50%, 05/01/2043 1,331 1,193
3.50%, 03/01/2045 2,001 1,783
3.50%, 03/01/2045 1,022 909
3.50%, 09/01/2045 1,937 1,730
3.50%, 11/01/2048 6,378 5,675
3.50%, 12/01/2049 1,023 905
3.50%, 03/01/2050 7,874 7,023
4.00%, 01/01/2034 391 372
4.00%, 10/01/2037 1,644 1,545
4.00%, 09/01/2040 824 757
4.00%, 02/01/2042 795 736
4.00%, 03/01/2043 1,251 1,149
4.00%, 08/01/2044 1,567 1,451
4.00%, 11/01/2044 1,247 1,154
4.00%, 07/01/2045 2,037 1,886
4.00%, 08/01/2045 2,280 2,112
4.00%, 08/01/2046 3,634 3,329
4.00%, 07/01/2047 3,366 3,117
4.00%, 02/01/2048 2,854 2,639
4.00%, 07/01/2052 2,722 2,436
4.50%, 09/01/2025 72 71
4.50%, 08/01/2039 1,060 1,007
4.50%, 09/01/2043 2,325 2,212
4.50%, 09/01/2043 1,730 1,646
4.50%, 11/01/2043 2,036 1,924
4.50%, 10/01/2044 1,427 1,358
4.50%, 12/01/2044 3,028 2,880
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2045 $ 1,418 $ 1,349
4.50%, 09/01/2045 1,832 1,741
4.50%, 10/01/2045 2,663 2,533
4.50%, 11/01/2045 3,649 3,467
5.00%, 01/01/2026 4 4
5.00%, 04/01/2035 59 57
5.00%, 05/01/2035 22 22
5.00%, 07/01/2035 8 8
5.00%, 02/01/2038 867 847
5.00%, 03/01/2038 469 456
5.00%, 02/01/2040 2,402 2,354
5.00%, 05/01/2040 970 941
5.00%, 07/01/2040 529 512
5.00%, 07/01/2041 2,565 2,489
5.00%, 02/01/2044 1,203 1,166
5.00%, 06/01/2044 1,139 1,105
5.00%, 05/01/2048 1,964 1,906
5.00%, 09/01/2052 4,640 4,442
5.50%, 06/01/2026 6 6
5.50%, 07/01/2033 190 189
5.50%, 12/01/2037 354 353
5.50%, 03/01/2038 71 71
5.50%, 07/01/2053 6,557 6,498
5.50%, 11/01/2053 6,571 6,437
5.50%, 11/01/2053 6,368 6,210
5.50%, 05/01/2054
(g)
1,775 1,723
6.00%, 03/01/2029 10 10
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 29 29
6.00%, 03/01/2038 25 25
6.00%, 04/01/2039 143 144
6.00%, 05/01/2054
(g)
31,300 31,010
6.50%, 08/01/2028 6 6
6.50%, 03/01/2029 11 11
6.50%, 06/01/2031 43 44
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 21 22
6.50%, 04/01/2032 4 4
6.50%, 08/01/2032 28 28
6.50%, 02/01/2033 37 38
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 7 8
6.50%, 08/01/2036 14 15
6.50%, 10/01/2036 12 12
6.50%, 11/01/2036 6 7
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 12 13
6.50%, 08/01/2037 136 140
6.50%, 02/01/2038 10 10
6.50%, 05/01/2054
(g)
15,000 15,113
7.00%, 11/01/2031 49 50
7.50%, 08/01/2032 4 4
$ 363,093
Government National Mortgage Association (GNMA) - 28 .51%
2.00%, 08/20/2050 3,881 3,063
2.00%, 02/20/2051 11,091 8,735
2.50%, 06/20/2050 15,570 12,805
3.00%, 11/15/2042 1,295 1,131
3.00%, 12/15/2042 1,559 1,361
3.00%, 02/15/2043 2,280 1,991
3.00%, 07/20/2045 4,549 3,946
3.00%, 08/20/2046 3,298 2,853
3.00%, 09/20/2046 3,996 3,450
3.00%, 09/20/2046 3,292 2,794
3.00%, 11/20/2046 1,905 1,616
3.00%, 02/20/2047 2,663 2,299

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 08/20/2047 $ 1,573 $ 1,356
3.00%, 11/15/2047 3,864 3,399
3.50%, 08/20/2042 1,625 1,441
3.50%, 05/15/2043 2,846 2,575
3.50%, 06/20/2043 2,086 1,851
3.50%, 08/15/2043 2,550 2,303
3.50%, 04/20/2045 1,370 1,221
3.50%, 02/20/2047 1,117 1,000
3.50%, 05/20/2047 5,875 5,396
3.50%, 10/20/2047 1,875 1,677
3.50%, 11/20/2047 1,802 1,653
4.00%, 08/15/2041 1,141 1,059
4.00%, 09/15/2041 2,368 2,185
4.00%, 03/15/2044 1,555 1,442
4.00%, 10/20/2044 1,414 1,296
4.00%, 01/20/2048 6,926 6,355
4.50%, 08/20/2048 1,435 1,355
4.50%, 09/20/2052 6,270 5,845
5.00%, 10/15/2039 979 963
5.00%, 12/20/2052 3,229 3,094
5.00%, 04/20/2053 14,313 13,710
5.50%, 07/20/2033 338 342
5.50%, 03/20/2034 361 365
5.50%, 05/20/2035 35 36
5.50%, 03/20/2053 7,381 7,243
5.50%, 08/20/2053 14,666 14,392
6.00%, 04/20/2026 6 7
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 14 14
6.00%, 02/15/2033 8 9
6.00%, 07/20/2033 277 287
6.00%, 08/15/2038 25 26
6.00%, 06/20/2054
(g)
29,700 29,637
6.50%, 03/15/2026 1 1
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 2
6.50%, 03/20/2031 16 16
6.50%, 04/20/2031 13 13
6.50%, 10/15/2031 4 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 216 220
6.50%, 05/20/2054
(g)
22,150 22,427
7.00%, 10/15/2027 3 3
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 36 36
7.00%, 12/15/2028 17 17
7.00%, 01/15/2029 19 19
7.00%, 03/15/2029 12 12
7.00%, 04/15/2029 42 42
7.00%, 05/15/2031 2 2
7.50%, 06/15/2027 2 2
7.50%, 08/15/2029 6 6
7.50%, 10/15/2029 9 9
8.00%, 12/15/2030 2 2
$ 182,415
U.S. Treasury Bill - 1 .75%
5.24%, 11/29/2024
(h)
4,150 4,025
5.27%, 07/09/2024
(h)
7,235 7,162
$ 11,187
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 597,135
Total Investments $ 738,275
Other Assets and Liabilities -  (15.39)% (98,488)
TOTAL NET ASSETS - 100.00% $ 639,787
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,197 or 6.13% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 98 .99%
Asset Backed Securities 12 .82%
Money Market Funds 1 .83%
Government 1 .75%
Other Assets and Liabilities
( 15 .39 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 3,773 $ 109,572 $ 101,615 $ 11,730
$ 3,773 $ 109,572 $ 101,615 $ 11,730
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 288 $ — $ — $ —
$ 288 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Short 62 $ 6,661 $ 45
US 2 Year Note; June 2024 Short 48 9,728 14
US 5 Year Note; June 2024 Short 522 54,675 988
US Long Bond; June 2024 Long 250 28,453 (1,358)
Total $ (311)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.56% Shares Held Value (000's)
Money Market Funds - 6.56%
DWS Government Money Market Series -
Institutional Class 5.28%
(a)
91,100,000 $ 91,100
Goldman Sachs Financial Square Government Fund
- Institutional Class 5.24%
(a)
20,800,000 20,800
Invesco Government & Agency Portfolio -
Institutional Class 5.25%
(a)
52,750,000 52,750
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.24%
(a)
32,700,000 32,700
$ 197,350
TOTAL INVESTMENT COMPANIES $ 197,350
BONDS - 53.59%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 53.59%
Federal Home Loan Bank Discount Notes
5.01%, 07/12/2024 $ 71,930 $ 71,209
5.03%, 07/24/2024 30,000 29,648
5.11%, 08/16/2024 55,000 54,165
5.12%, 08/14/2024 62,645 61,709
5.13%, 08/07/2024 58,950 58,133
5.14%, 06/07/2024 40,000 39,789
5.14%, 08/23/2024 23,115 22,739
5.18%, 05/17/2024 50,000 49,885
5.18%, 06/05/2024 70,000 69,645
5.20%, 05/01/2024 65,000 65,000
5.21%, 05/20/2024 12,500 12,466
5.21%, 07/26/2024 27,980 27,632
5.22%, 06/12/2024 50,000 49,695
5.22%, 06/14/2024 60,865 60,477
5.22%, 06/20/2024 50,000 49,638
5.22%, 07/03/2024 50,000 49,543
5.22%, 07/05/2024 50,000 49,529
5.23%, 05/03/2024 52,000 51,985
5.23%, 05/22/2024 60,000 59,818
5.23%, 05/31/2024 25,000 24,891
5.23%, 06/10/2024 26,100 25,948
5.23%, 06/26/2024 61,561 61,060
5.23%, 06/28/2024 60,000 59,495
5.24%, 05/15/2024 50,000 49,898
5.24%, 05/24/2024 50,000 49,833
5.24%, 07/10/2024 44,000 43,561
5.25%, 07/17/2024 47,350 46,819
5.25%, 08/02/2024 30,000 29,597
5.26%, 05/29/2024 19,675 19,594
5.27%, 05/08/2024 50,000 49,949
5.27%, 06/24/2024 50,000 49,605
5.27%, 07/19/2024 15,600 15,420
5.28%, 06/03/2024 50,000 49,758
5.28%, 06/17/2024 40,000 39,724
Freddie Mac Discount Notes
5.24%, 05/20/2024 50,000 49,862
5.25%, 05/29/2024 13,197 13,143
$ 1,610,862
TOTAL BONDS $ 1,610,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4.98%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 4.98%
5.19%, 05/07/2024 $ 50,000 $ 49,957
5.23%, 05/23/2024 50,000 49,840
5.27%, 05/21/2024 50,000 49,853
$ 149,650
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 149,650
REPURCHASE AGREEMENTS - 35.10%
Maturity Amount
(000's) Value (000's)
Banks - 35.10%
Bank of New York Mellon Repurchase Agreement;
5.30% traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government Security;
$132,600,073; 4.875%; dated 04/30/2026)
$ 130,019 $ 130,000
Barclays Capital Repurchase Agreement; 5.30%
traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government
Securities; $132,600,000; 0.00%; dated
02/15/2025-05/15/2027)
130,019 130,000
BNP Paribas Securities Corp Repurchase
Agreement; 5.30% traded 04/30/2024 maturing
05/01/2024 (collateralized by US Government
Securities; $102,000,045; 0.00%-7.50%; dated
08/29/2024-02/15/2052 )
100,015 100,000
Federal Reserve Bank of New York Repurchase
Agreement; 5.30% traded 04/30/2024 maturing
05/01/2024 (collateralized by US Government
Securities; $465,068,527; 0.375%-4.625%; dated
08/15/2024-02/15/2040)
465,068 465,000
Goldman Sachs Repurchase Agreement; 5.27%
traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government Security;
$30,600,068; 2.125%; dated 04/15/2029)
30,004 30,000
HSBC Bank USA Repurchase Agreement; 5.30%
traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government Securities;
$102,000,001; 0.00%-4.75%; dated
11/15/2026-11/15/2053)
100,015 100,000
Merrill Lynch Repurchase Agreement; 5.29% traded
04/30/2024 maturing 05/01/2024 (collateralized
by US Government Security; $102,000,069;
4.25; dated 02/28/2029)
100,015 100,000
$ 1,055,000
TOTAL REPURCHASE AGREEMENTS $ 1,055,000
Total Investments $ 3,012,862
Other Assets and Liabilities -  (0.23)% (6,971)
TOTAL NET ASSETS - 100.00% $ 3,005,891
(a) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Government 58.57%
Financial 35.10%
Money Market Funds 6.56%
Other Assets and Liabilities
(0.23)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .47 % Shares Held Value (000's)
Money Market Funds - 6 .47%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
24,482,413 $ 24,482
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
204,379,688 204,380
$ 228,862
TOTAL INVESTMENT COMPANIES $ 228,862
COMMON STOCKS - 0 .29 % Shares Held Value (000's)
Distribution & Wholesale - 0 .07%
ATD New Holdings Inc
(d)
101,514 $ 2,563
Electric - 0 .00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Mining - 0 .07%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 1,348
Burgundy Diamond Mines Ltd
(d)
9,531,558 1,172
$ 2,520
Miscellaneous Manufacturers - 0 .15%
Utex Industries
(d)
111,195 5,143
Utex Industries - Warrants
(d),(e)
51,625 5
$ 5,148
Oil & Gas - 0 .00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0 .00%
Skillsoft Corp
(d)
9,468 68
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 10,299
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 88 .19%
Principal
Amount (000's) Value (000's)
Advertising - 1 .23%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 905 $ 842
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
1,028 953
7.50%, 06/01/2029
(g)
1,240 999
7.75%, 04/15/2028
(g)
1,020 865
7.88%, 04/01/2030
(g)
10,200 10,001
9.00%, 09/15/2028
(g)
2,050 2,108
CMG Media Corp
8.88%, 12/15/2027
(g)
1,333 725
Lamar Media Corp
3.63%, 01/15/2031 620 530
3.75%, 02/15/2028 661 610
4.00%, 02/15/2030 638 569
4.88%, 01/15/2029 820 775
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,770 8,696
4.63%, 03/15/2030
(g)
5,355 4,728
5.00%, 08/15/2027
(g)
9,931 9,452
7.38%, 02/15/2031
(g)
610 626
Stagwell Global LLC
5.63%, 08/15/2029
(g)
200 179
Summer BC Bidco B LLC
5.50%, 10/31/2026
(g)
800 764
$ 43,422
Aerospace & Defense - 2 .09%
AAR Escrow Issuer LLC
6.75%, 03/15/2029
(g)
620 623
Bombardier Inc
6.00%, 02/15/2028
(g)
500 488
7.25%, 07/01/2031
(g)
596 597
7.45%, 05/01/2034
(g)
10 11
7.50%, 02/01/2029
(g),(h)
1,236 1,264
7.88%, 04/15/2027
(g)
8 8
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Bombardier Inc   (continued)
8.75%, 11/15/2030
(g)
$ 6 $ 6
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
8,319 8,278
Moog Inc
4.25%, 12/15/2027
(g)
50 47
Spirit AeroSystems Inc
4.60%, 06/15/2028 13 12
9.38%, 11/30/2029
(g)
2,140 2,314
9.75%, 11/15/2030
(g)
1,190 1,316
TransDigm Inc
4.63%, 01/15/2029 2,719 2,491
4.88%, 05/01/2029 16,483 15,161
5.50%, 11/15/2027 10,368 10,076
6.38%, 03/01/2029
(g)
3,619 3,591
6.63%, 03/01/2032
(g)
6,432 6,421
6.75%, 08/15/2028
(g)
7,872 7,906
6.88%, 12/15/2030
(g)
3,055 3,075
7.13%, 12/01/2031
(g)
8,105 8,260
Triumph Group Inc
9.00%, 03/15/2028
(g)
1,800 1,864
$ 73,809
Agriculture - 0 .14%
Darling Ingredients Inc
5.25%, 04/15/2027
(g)
310 301
6.00%, 06/15/2030
(g)
3,070 2,982
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
400 391
Vector Group Ltd
5.75%, 02/01/2029
(g)
1,396 1,269
$ 4,943
Airlines - 1 .20%
Air Canada
3.88%, 08/15/2026
(g)
1,439 1,365
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
335 364
Allegiant Travel Co
7.25%, 08/15/2027
(g)
705 681
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 752 731
American Airlines Inc
7.25%, 02/15/2028
(g)
1,471 1,479
8.50%, 05/15/2029
(g)
915 953
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026
(g)
3,113 3,077
5.75%, 04/20/2029
(g)
8,830 8,527
Delta Air Lines Inc
3.75%, 10/28/2029 810 730
4.38%, 04/19/2028 120 115
7.38%, 01/15/2026 1,080 1,105
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 1,306 1,222
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
5,372 5,039
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
588 460
8.00%, 09/20/2025
(g)
702 548
United Airlines Inc
4.38%, 04/15/2026
(g)
3,651 3,512
4.63%, 04/15/2029
(g)
3,190 2,940

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g),(h)
$ 4,050 $ 3,134
7.88%, 05/01/2027
(g),(h)
390 347
9.50%, 06/01/2028
(g),(h)
6,625 5,932
$ 42,261
Apparel - 0 .39%
Crocs Inc
4.13%, 08/15/2031
(g)
760 638
4.25%, 03/15/2029
(g)
10 9
Hanesbrands Inc
4.88%, 05/15/2026
(g)
2,725 2,636
9.00%, 02/15/2031
(g),(h)
6,940 6,906
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
804 714
Levi Strauss & Co
3.50%, 03/01/2031
(g)
8 7
Under Armour Inc
3.25%, 06/15/2026 800 753
William Carter Co/The
5.63%, 03/15/2027
(g)
1,466 1,427
Wolverine World Wide Inc
4.00%, 08/15/2029
(g)
1,050 839
$ 13,929
Automobile Manufacturers - 0 .55%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,440 1,233
4.75%, 10/01/2027
(g)
1,170 1,118
5.88%, 06/01/2029
(g)
726 708
Aston Martin Capital Holdings Ltd
10.00%, 03/31/2029
(g)
1,095 1,072
Ford Motor Credit Co LLC
4.00%, 11/13/2030 12,225 10,654
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
525 489
5.50%, 07/15/2029
(g)
534 502
5.88%, 01/15/2028
(g)
1,332 1,295
7.75%, 10/15/2025
(g)
870 874
JB Poindexter & Co Inc
8.75%, 12/15/2031
(g)
1,085 1,109
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
5 5
Wabash National Corp
4.50%, 10/15/2028
(g)
333 299
$ 19,358
Automobile Parts & Equipment - 1 .54%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g),(h)
668 642
7.00%, 04/15/2028
(g)
140 141
8.25%, 04/15/2031
(g),(h)
1,015 1,054
American Axle & Manufacturing Inc
5.00%, 10/01/2029
(h)
350 316
6.50%, 04/01/2027 995 985
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
9,209 9,198
6.75%, 05/15/2028
(g)
1,715 1,718
8.50%, 05/15/2027
(g)
3,597 3,602
Cooper-Standard Automotive Inc
0.00%, PIK 10.63%; 05/15/2027
(g),(i),(j)
480 362
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
354 352
Dana Inc
4.25%, 09/01/2030 722 625
4.50%, 02/15/2032 530 450
5.38%, 11/15/2027 273 264
5.63%, 06/15/2028 1,195 1,151
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
14,654 12,102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 $ 1,517 $ 1,455
5.00%, 07/15/2029 960 871
5.25%, 04/30/2031
(h)
277 248
5.25%, 07/15/2031
(h)
699 618
5.63%, 04/30/2033
(h)
500 440
7.00%, 03/15/2028 2 2
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(i),(j)
25 24
6.00%, PIK 6.75%; 05/15/2027
(g),(i),(j)
755 742
6.38%, PIK 7.13%; 05/15/2029
(g),(i),(j)
825 811
Phinia Inc
6.75%, 04/15/2029
(g)
2,534 2,543
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g),(h)
8,407 7,203
Tenneco Inc
8.00%, 11/17/2028
(g)
2,809 2,625
Titan International Inc
7.00%, 04/30/2028 583 564
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
893 879
6.75%, 04/23/2030
(g)
1,100 1,102
6.88%, 04/14/2028
(g)
950 956
7.13%, 04/14/2030
(g)
430 440
$ 54,485
Banks - 0 .45%
Banc of California
3.25%, 05/01/2031
(k)
1,295 1,183
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
894 962
Freedom Mortgage Corp
6.63%, 01/15/2027
(g)
320 308
7.63%, 05/01/2026
(g)
300 299
12.00%, 10/01/2028
(g)
3,080 3,296
12.25%, 10/01/2030
(g)
50 54
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(k)
1,320 1,082
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(k)
170 122
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
2,010 1,981
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
221 197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
2,595 2,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
1,680 1,624
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(k)
1,430 1,442
USD Swap Rate NY 5 Year + 4.91%
Valley National Bancorp
3.00%, 06/15/2031
(k)
146 110
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
170 143
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%
Western Alliance Bancorp
3.00%, 06/15/2031
(k)
548 466
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Western Alliance Bank
5.25%, 06/01/2030
(k)
$ 355 $ 338
CME Term Secured Overnight Financing
Rate 3 Month + 5.12%
$ 15,995
Beverages - 0 .05%
Primo Water Holdings Inc
4.38%, 04/30/2029
(g)
719 656
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
1,061 952
$ 1,608
Biotechnology - 0 .01%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
900 455
Building Materials - 1 .43%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
935 652
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),(h)
2,280 2,402
Boise Cascade Co
4.88%, 07/01/2030
(g)
15 14
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
4 3
5.00%, 03/01/2030
(g)
454 425
6.38%, 06/15/2032
(g)
600 594
6.38%, 03/01/2034
(g)
1,051 1,031
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
1,015 998
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
422 356
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
770 694
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
12,493 12,585
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(g)
3,350 3,320
Griffon Corp
5.75%, 03/01/2028 73 70
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
545 524
JELD-WEN Inc
4.63%, 12/15/2025
(g)
2,015 1,964
4.88%, 12/15/2027
(g)
19 18
Knife River Corp
7.75%, 05/01/2031
(g)
254 264
Louisiana-Pacific Corp
3.63%, 03/15/2029
(g)
119 107
Masonite International Corp
3.50%, 02/15/2030
(g)
342 300
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
665 660
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
600 543
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(g)
19 18
9.75%, 07/15/2028
(g)
1 1
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
10,573 10,173
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
4,673 4,521
8.88%, 11/15/2031
(g)
900 948
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
585 479
4.38%, 07/15/2030
(g)
2,358 2,088
4.75%, 01/15/2028
(g)
1,385 1,306
5.00%, 02/15/2027
(g)
990 954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
$ 840 $ 807
6.50%, 03/15/2027
(g)
791 789
7.25%, 01/15/2031
(g)
900 925
$ 50,533
Chemicals - 1 .30%
Ashland Inc
3.38%, 09/01/2031
(g)
528 438
6.88%, 05/15/2043 433 432
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
921 555
7.50%, 09/30/2029
(g)
400 205
Avient Corp
5.75%, 05/15/2025
(g)
5 5
7.13%, 08/01/2030
(g)
2,028 2,052
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(g)
2,017 2,057
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
1,350 1,179
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
650 624
Cerdia Finanz GmbH
10.50%, 02/15/2027
(g)
735 762
Chemours Co/The
4.63%, 11/15/2029
(g)
558 478
5.38%, 05/15/2027 615 582
5.75%, 11/15/2028
(g)
1,283 1,178
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
5 4
12.00%, 02/15/2031
(g)
1,610 1,666
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
815 760
Element Solutions Inc
3.88%, 09/01/2028
(g)
159 143
GPD Cos Inc
10.13%, 04/01/2026
(g)
1,393 1,308
HB Fuller Co
4.00%, 02/15/2027 15 14
4.25%, 10/15/2028 15 14
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 322
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
370 362
INEOS Finance PLC
6.75%, 05/15/2028
(g)
5 5
7.50%, 04/15/2029
(g),(h)
815 819
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(g),(h)
1,275 1,347
Ingevity Corp
3.88%, 11/01/2028
(g)
2 2
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 183
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
325 273
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
246 210
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029
(g)
487 452
Mativ Holdings Inc
6.88%, 10/01/2026
(g)
655 646
Methanex Corp
5.13%, 10/15/2027 820 789
5.25%, 12/15/2029 802 760
5.65%, 12/01/2044 5 4
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
11 10

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
$ 567 $ 518
Olin Corp
5.00%, 02/01/2030 903 843
5.13%, 09/15/2027 297 287
5.63%, 08/01/2029 517 498
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,510 1,361
6.25%, 10/01/2029
(g)
491 443
7.13%, 10/01/2027
(g)
59 60
9.75%, 11/15/2028
(g)
2,326 2,468
Polar US Borrower LLC / Schenectady International
Group Inc
6.75%, 05/15/2026
(g)
235 61
Rain Carbon Inc
12.25%, 09/01/2029
(g),(h)
4 4
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
1,401 1,240
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,420 1,320
6.63%, 05/01/2029
(g)
7,948 7,334
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
1,711 1,642
SNF Group SACA
3.13%, 03/15/2027
(g)
265 243
3.38%, 03/15/2030
(g)
456 392
TPC Group Inc
13.00%, 12/16/2027
(g)
433 443
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
511 131
Tronox Inc
4.63%, 03/15/2029
(g)
2,060 1,838
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
811 753
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
1,530 1,452
5.63%, 08/15/2029
(g)
1,139 1,020
7.38%, 03/01/2031
(g)
890 902
$ 45,893
Coal - 0 .35%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(g)
603 600
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
308 312
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(g)
18 19
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
12,785 11,289
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
3 3
$ 12,223
Commercial Services - 4 .47%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
645 583
4.88%, 07/15/2032
(g)
10 9
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
1,014 961
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
650 636
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g),(h)
5 5
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
2,857 2,426
6.63%, 07/15/2026
(g)
3,015 3,007
9.75%, 07/15/2027
(g)
1,245 1,240
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
$ 365 $ 328
4.63%, 06/01/2028
(g)
900 807
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
440 389
4.63%, 10/01/2027
(g)
4,664 4,381
APi Group DE Inc
4.13%, 07/15/2029
(g)
430 379
Aptim Corp
7.75%, 06/15/2025
(g)
865 859
APX Group Inc
5.75%, 07/15/2029
(g)
3,053 2,839
6.75%, 02/15/2027
(g)
465 462
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.38%, 03/01/2029
(g),(h)
95 85
5.75%, 07/15/2027
(g)
6 6
5.75%, 07/15/2027
(g)
410 386
8.00%, 02/15/2031
(g),(h)
602 576
Block Inc
2.75%, 06/01/2026 680 639
3.50%, 06/01/2031 100 84
Boost Newco Borrower LLC
7.50%, 01/15/2031
(g)
4,675 4,825
Brink's Co/The
4.63%, 10/15/2027
(g)
679 638
5.50%, 07/15/2025
(g)
345 342
Carriage Services Inc
4.25%, 05/15/2029
(g)
295 260
Champions Financing Inc
8.75%, 02/15/2029
(g),(h)
9,376 9,581
Cimpress PLC
7.00%, 06/15/2026 16 16
CoreCivic Inc
4.75%, 10/15/2027 1,530 1,426
8.25%, 04/15/2029 900 930
CoreLogic Inc
4.50%, 05/01/2028
(g),(h)
748 647
CPI CG Inc
8.63%, 03/15/2026
(g)
926 921
Deluxe Corp
8.00%, 06/01/2029
(g)
5 5
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 609
6.00%, 06/01/2029
(g)
1,044 923
7.75%, 02/15/2028
(g)
1,562 1,579
9.50%, 11/01/2027
(g)
385 383
GEO Group Inc/The
8.63%, 04/15/2029
(g)
2,579 2,611
10.25%, 04/15/2031
(g)
840 866
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,040 1,027
Grand Canyon University
4.13%, 10/01/2024 500 490
5.13%, 10/01/2028 777 691
Herc Holdings Inc
5.50%, 07/15/2027
(g)
1,253 1,217
Hertz Corp/The
4.63%, 12/01/2026
(g)
1,865 1,445
5.00%, 12/01/2029
(g),(h)
930 639
Korn Ferry
4.63%, 12/15/2027
(g)
38 36
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 218
Matthews International Corp
5.25%, 12/01/2025
(g)
533 522

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Mavis Tire Express Services Topco Corp
6.50%, 05/15/2029
(g)
$ 780 $ 723
Mobius Merger Sub Inc
9.00%, 06/01/2030
(g)
605 597
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,610 1,312
5.75%, 11/01/2028
(g)
2,397 1,762
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
4,240 4,002
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,341 1,248
Paysafe Finance PLC / Paysafe Holdings US Corp
4.00%, 06/15/2029
(g),(h)
430 378
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(g)
585 256
Port of Newcastle Investments Financing Pty Ltd
5.90%, 11/24/2031
(g)
83 76
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
944 860
5.75%, 04/15/2026
(g)
1,340 1,323
6.25%, 01/15/2028
(g)
1,600 1,563
PROG Holdings Inc
6.00%, 11/15/2029
(g)
12,325 11,356
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
877 776
11.25%, 12/15/2027
(g)
975 911
Service Corp International/US
3.38%, 08/15/2030 485 411
4.00%, 05/15/2031 3,100 2,671
4.63%, 12/15/2027 800 762
5.13%, 06/01/2029 12 11
7.50%, 04/01/2027 200 206
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
5,255 5,060
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 350
Sotheby's
7.38%, 10/15/2027
(g),(h)
17,725 16,518
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
2 2
StoneMor Inc
8.50%, 05/15/2029
(g)
400 319
TriNet Group Inc
3.50%, 03/01/2029
(g)
6 5
7.13%, 08/15/2031
(g)
2 2
United Rentals North America Inc
3.75%, 01/15/2032 616 526
3.88%, 11/15/2027 912 851
3.88%, 02/15/2031 2,005 1,758
4.00%, 07/15/2030 504 449
4.88%, 01/15/2028 2,064 1,978
5.25%, 01/15/2030 180 173
5.50%, 05/15/2027 43 42
6.13%, 03/15/2034
(g)
617 602
Upbound Group Inc
6.38%, 02/15/2029
(g)
10,925 10,488
Valvoline Inc
3.63%, 06/15/2031
(g)
923 776
VT Topco Inc
8.50%, 08/15/2030
(g)
12,029 12,451
Wand NewCo 3 Inc
7.63%, 01/30/2032
(g)
13,266 13,486
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
649 629
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
$ 675 $ 623
6.13%, 06/15/2025
(g)
327 326
7.38%, 10/01/2031
(g)
100 102
WW International Inc
4.50%, 04/15/2029
(g)
345 144
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,885 5,177
$ 157,975
Computers - 1 .21%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
6 5
ASGN Inc
4.63%, 05/15/2028
(g)
7,775 7,256
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
750 679
Crane NXT Co
4.20%, 03/15/2048 693 475
Crowdstrike Holdings Inc
3.00%, 02/15/2029 13 11
KBR Inc
4.75%, 09/30/2028
(g)
5,867 5,474
McAfee Corp
7.38%, 02/15/2030
(g)
3,000 2,779
NCR Atleos Corp
9.50%, 04/01/2029
(g)
2,055 2,184
NCR Voyix Corp
5.00%, 10/01/2028
(g)
480 442
5.13%, 04/15/2029
(g)
1,305 1,199
5.25%, 10/01/2030
(g)
131 117
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
341 340
8.25%, 02/01/2028
(g)
10,054 10,166
Science Applications International Corp
4.88%, 04/01/2028
(g)
40 38
Seagate HDD Cayman
3.13%, 07/15/2029 45 38
4.09%, 06/01/2029 107 97
4.13%, 01/15/2031 895 777
4.88%, 06/01/2027
(h)
717 693
5.75%, 12/01/2034 32 30
8.50%, 07/15/2031
(g)
1,525 1,628
9.63%, 12/01/2032 1,787 2,005
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
5 5
Vericast Corp
11.00%, 09/15/2026
(g)
1,842 1,976
12.50%, 12/15/2027
(g)
800 914
Virtusa Corp
7.13%, 12/15/2028
(g)
418 377
Western Digital Corp
4.75%, 02/15/2026 3,279 3,191
$ 42,896
Consumer Products - 0 .10%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
740 644
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
480 415
5.13%, 02/01/2028 467 447
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
530 512
7.00%, 12/31/2027
(g)
300 290

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
3.88%, 03/15/2031
(g)
$ 255 $ 239
5.00%, 10/01/2029
(g)
1 1
5.50%, 07/15/2030
(g)
1,058 1,027
$ 3,575
Cosmetics & Personal Care - 0 .11%
Coty Inc
5.00%, 04/15/2026
(g)
496 487
6.50%, 04/15/2026
(g)
144 144
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
1,580 1,473
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
1,590 1,534
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
785 200
$ 3,838
Distribution & Wholesale - 0 .38%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
390 342
4.00%, 01/15/2028
(g)
999 919
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
725 706
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 781
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
631 634
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
905 801
Resideo Funding Inc
4.00%, 09/01/2029
(g)
5 4
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
870 878
7.75%, 03/15/2031
(g)
5,025 5,212
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
1,332 1,403
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
1,660 1,729
$ 13,409
Diversified Financial Services - 5 .92%
AG Issuer LLC
6.25%, 03/01/2028
(g)
1,299 1,258
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
414 426
Ally Financial Inc
5.75%, 11/20/2025 1,930 1,914
6.70%, 02/14/2033 6,245 6,126
Aretec Group Inc
7.50%, 04/01/2029
(g)
1,245 1,174
10.00%, 08/15/2030
(g)
690 749
Armor Holdco Inc
8.50%, 11/15/2029
(g)
1,035 963
Bread Financial Holdings Inc
7.00%, 01/15/2026
(g)
1,641 1,646
9.75%, 03/15/2029
(g)
18,912 19,667
Brightsphere Investment Group Inc
4.80%, 07/27/2026 685 659
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
255 245
6.88%, 04/15/2030
(g)
905 877
9.25%, 07/01/2031
(g)
18,099 18,853
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(g)
5 5
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(g)
2 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Coinbase Global Inc
3.38%, 10/01/2028
(g),(h)
$ 1,980 $ 1,660
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
1,783 1,778
9.25%, 12/15/2028
(g)
9,825 10,417
Curo Group Holdings Corp
0.00%, 08/01/2028
(d),(g)
1,318 56
0.00%, 08/01/2028
(d),(g)
795 197
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(g)
2,195 2,070
Encore Capital Group Inc
9.25%, 04/01/2029
(g)
590 603
Enova International Inc
8.50%, 09/15/2025
(g)
117 117
11.25%, 12/15/2028
(g)
2,555 2,713
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
392 303
GGAM Finance Ltd
8.00%, 02/15/2027
(g)
479 491
8.00%, 06/15/2028
(g)
155 160
goeasy Ltd
4.38%, 05/01/2026
(g)
1,135 1,090
7.63%, 07/01/2029
(g)
180 180
9.25%, 12/01/2028
(g)
45 47
Hightower Holding LLC
6.75%, 04/15/2029
(g)
211 198
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
565 514
7.13%, 04/30/2031
(g)
1,778 1,789
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,980 1,781
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
20 20
9.50%, 02/15/2029
(g)
150 153
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
609 463
6.50%, 11/01/2025
(g)
515 489
LFS Topco LLC
5.88%, 10/15/2026
(g)
14 13
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
6,641 5,575
6.50%, 05/01/2028
(g)
1,880 1,700
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(g)
6,417 6,243
5.13%, 12/15/2030
(g)
2 2
5.50%, 08/15/2028
(g)
5,390 5,069
5.75%, 11/15/2031
(g)
580 527
6.00%, 01/15/2027
(g)
710 696
7.13%, 02/01/2032
(g)
7,525 7,418
Navient Corp
4.88%, 03/15/2028 800 723
5.00%, 03/15/2027 75 71
5.50%, 03/15/2029 1,115 999
5.63%, 08/01/2033 572 454
6.75%, 06/25/2025 1,420 1,416
6.75%, 06/15/2026 495 493
9.38%, 07/25/2030 1,157 1,190
OneMain Finance Corp
3.50%, 01/15/2027 848 780
3.88%, 09/15/2028 665 585
4.00%, 09/15/2030 15,431 12,979
5.38%, 11/15/2029 835 772
6.63%, 01/15/2028 12,140 12,101
7.13%, 03/15/2026 1,704 1,719
7.88%, 03/15/2030 1,502 1,533
9.00%, 01/15/2029 1,015 1,064

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Osaic Holdings Inc
10.75%, 08/01/2027
(g)
$ 11 $ 11
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
13,271 12,453
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
398 353
5.38%, 10/15/2025
(g)
823 812
5.75%, 09/15/2031
(g)
2,250 2,039
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
365 349
PRA Group Inc
5.00%, 10/01/2029
(g)
100 83
7.38%, 09/01/2025
(g)
838 834
8.38%, 02/01/2028
(g)
1,175 1,146
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
9,728 9,360
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(g)
987 906
3.63%, 03/01/2029
(g)
296 261
3.88%, 03/01/2031
(g)
15,254 12,933
4.00%, 10/15/2033
(g)
7,190 5,870
SLM Corp
3.13%, 11/02/2026 280 260
4.20%, 10/29/2025 255 246
StoneX Group Inc
7.88%, 03/01/2031
(g)
5,525 5,587
8.63%, 06/15/2025
(g)
225 226
Synchrony Financial
7.25%, 02/02/2033 950 927
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
1,555 1,530
5.50%, 04/15/2029
(g)
5,525 5,133
5.75%, 06/15/2027
(g)
1,966 1,887
World Acceptance Corp
7.00%, 11/01/2026
(g)
216 201
$ 209,382
Electric - 1 .01%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
910 789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
620 561
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,090
4.50%, 02/15/2028
(g)
2,117 1,977
4.63%, 02/01/2029
(g)
966 887
5.00%, 02/01/2031
(g)
1,040 942
5.13%, 03/15/2028
(g)
2,445 2,319
5.25%, 06/01/2026
(g)
1,368 1,348
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
394 333
3.75%, 01/15/2032
(g)
1,315 1,089
4.75%, 03/15/2028
(g)
1,930 1,819
DPL Inc
4.13%, 07/01/2025 415 403
4.35%, 04/15/2029 787 710
Drax Finco PLC
6.63%, 11/01/2025
(g)
1,080 1,080
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
635 525
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
2,246 2,101
4.50%, 09/15/2027
(g)
33 31
7.25%, 01/15/2029
(g)
445 451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.63%, 02/15/2031
(g)
$ 391 $ 331
3.88%, 02/15/2032
(g)
696 586
5.25%, 06/15/2029
(g)
875 828
5.75%, 01/15/2028 930 915
6.63%, 01/15/2027 259 258
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
165 148
PG&E Corp
5.00%, 07/01/2028 642 612
5.25%, 07/01/2030 1,875 1,756
Pike Corp
5.50%, 09/01/2028
(g)
1,033 979
8.63%, 01/31/2031
(g)
925 969
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
395 418
TransAlta Corp
6.50%, 03/15/2040 325 315
7.75%, 11/15/2029 466 477
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
1,339 1,219
5.00%, 07/31/2027
(g)
862 820
5.50%, 09/01/2026
(g)
1,140 1,113
5.63%, 02/15/2027
(g)
5 5
6.88%, 04/15/2032
(g)
1,270 1,265
7.75%, 10/15/2031
(g)
4,129 4,235
$ 35,704
Electrical Components & Equipment - 0 .28%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
5 5
4.75%, 06/15/2028
(g)
965 877
6.50%, 12/31/2027
(g)
710 702
EnerSys
4.38%, 12/15/2027
(g)
490 458
6.63%, 01/15/2032
(g)
497 495
WESCO Distribution Inc
6.38%, 03/15/2029
(g)
1,626 1,615
6.63%, 03/15/2032
(g)
3,775 3,757
7.13%, 06/15/2025
(g)
1,516 1,517
7.25%, 06/15/2028
(g)
575 584
$ 10,010
Electronics - 0 .31%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 878
Coherent Corp
5.00%, 12/15/2029
(g)
600 554
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
4,034 4,104
9.00%, 05/15/2028
(g)
1,090 1,119
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,875 2,647
Likewize Corp
9.75%, 10/15/2025
(g)
489 493
Sensata Technologies BV
4.00%, 04/15/2029
(g)
100 90
5.00%, 10/01/2025
(g)
811 801
5.88%, 09/01/2030
(g)
7 7
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
265 224
4.38%, 02/15/2030
(g)
19 17
TTM Technologies Inc
4.00%, 03/01/2029
(g)
18 16
$ 10,950
Energy - Alternate Sources - 0 .12%
Sunnova Energy Corp
5.88%, 09/01/2026
(g)
475 295
11.75%, 10/01/2028
(g),(h)
5 3

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
$ 2,246 $ 2,002
5.00%, 01/31/2028
(g)
1,860 1,736
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
134 118
$ 4,154
Engineering & Construction - 0 .30%
AECOM
5.13%, 03/15/2027 485 471
Arcosa Inc
4.38%, 04/15/2029
(g)
922 839
Artera Services LLC
8.50%, 02/15/2031
(g)
3 3
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
900 966
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
1,205 1,186
Dycom Industries Inc
4.50%, 04/15/2029
(g)
400 368
Fluor Corp
4.25%, 09/15/2028 105 98
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
600 539
7.50%, 04/15/2032
(g)
610 582
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g),(h)
900 755
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
2,525 2,399
INNOVATE Corp
8.50%, 02/01/2026
(g)
5 4
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
210 210
TopBuild Corp
3.63%, 03/15/2029
(g)
15 14
4.13%, 02/15/2032
(g)
460 398
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 431
11.88%, 04/30/2029
(g)
800 820
VM Consolidated Inc
5.50%, 04/15/2029
(g)
300 282
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 412
$ 10,777
Entertainment - 3 .86%
Affinity Interactive
6.88%, 12/15/2027
(g)
700 627
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
748 354
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
1,163 798
10.00%, PIK 12.00%; 06/15/2026
(g),(i),(j)
1,890 1,372
Boyne USA Inc
4.75%, 05/15/2029
(g)
2,235 2,034
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
10,205 9,106
6.50%, 02/15/2032
(g)
700 690
7.00%, 02/15/2030
(g)
17,823 17,948
8.13%, 07/01/2027
(g)
1,075 1,089
CCM Merger Inc
6.38%, 05/01/2026
(g)
309 308
Cedar Fair LP
5.25%, 07/15/2029 266 248
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 16 16
5.50%, 05/01/2025
(g)
920 920
6.50%, 10/01/2028 565 564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Churchill Downs Inc
4.75%, 01/15/2028
(g)
$ 955 $ 902
5.50%, 04/01/2027
(g)
715 696
5.75%, 04/01/2030
(g)
2,561 2,437
6.75%, 05/01/2031
(g)
790 784
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
19,079 17,717
5.88%, 03/15/2026
(g)
4,001 3,951
8.75%, 05/01/2025
(g)
530 530
Empire Resorts Inc
7.75%, 11/01/2026
(g)
600 556
Everi Holdings Inc
5.00%, 07/15/2029
(g)
11,160 10,941
International Game Technology PLC
4.13%, 04/15/2026
(g)
975 939
5.25%, 01/15/2029
(g)
850 803
6.25%, 01/15/2027
(g)
1,560 1,558
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
460 436
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
813 816
7.25%, 11/15/2029
(g)
2,350 2,370
7.50%, 09/01/2031
(g)
630 642
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
1,155 880
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
540 489
4.75%, 10/15/2027
(g),(h)
12,537 11,815
5.63%, 03/15/2026
(g)
1,920 1,886
6.50%, 05/15/2027
(g)
5,622 5,634
Merlin Entertainments Group US Holdings Inc
7.38%, 02/15/2031
(g)
630 633
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
1,203 1,189
Midwest Gaming Borrower LLC / Midwest Gaming
Finance Corp
4.88%, 05/01/2029
(g)
1,010 921
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
3,530 3,353
13.25%, 12/15/2027
(g)
700 771
Motion Bondco DAC
6.63%, 11/15/2027
(g)
568 548
Odeon Finco PLC
12.75%, 11/01/2027
(g)
10 10
Ontario Gaming GTA LP/OTG Co-Issuer Inc
8.00%, 08/01/2030
(g)
33 33
Penn Entertainment Inc
4.13%, 07/01/2029
(g)
5 4
5.63%, 01/15/2027
(g)
225 214
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
700 522
5.88%, 09/01/2031
(g)
2,700 1,939
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
19 18
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/06/2031
(g)
500 424
8.45%, 07/27/2030
(g)
400 419
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
3,164 2,993
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
2,151 1,983
8.75%, 05/01/2025
(g)
83 83
Six Flags Entertainment Corp
5.50%, 04/15/2027
(g)
375 362
7.25%, 05/15/2031
(g)
845 843

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
$ 200 $ 200
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,280 5,913
Vail Resorts Inc
6.25%, 05/15/2025
(g)
365 365
WMG Acquisition Corp
3.00%, 02/15/2031
(g),(h)
420 349
3.75%, 12/01/2029
(g)
490 431
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
3,528 3,274
7.13%, 02/15/2031
(g)
5,695 5,776
$ 136,426
Environmental Control - 1 .33%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
540 520
5.13%, 07/15/2029
(g)
300 286
6.38%, 02/01/2031
(g)
1,995 1,976
Covanta Holding Corp
4.88%, 12/01/2029
(g)
5,793 5,079
5.00%, 09/01/2030 23 20
Enviri Corp
5.75%, 07/31/2027
(g)
275 257
GFL Environmental Inc
3.50%, 09/01/2028
(g)
660 593
3.75%, 08/01/2025
(g)
1,587 1,543
4.00%, 08/01/2028
(g)
2,225 2,017
4.25%, 06/01/2025
(g)
535 527
4.38%, 08/15/2029
(g)
10,855 9,798
4.75%, 06/15/2029
(g),(h)
8,849 8,163
5.13%, 12/15/2026
(g)
460 448
Madison IAQ LLC
4.13%, 06/30/2028
(g)
643 596
5.88%, 06/30/2029
(g)
15,556 14,434
Stericycle Inc
3.88%, 01/15/2029
(g)
700 622
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
231 226
$ 47,105
Food - 3 .24%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
870 826
3.50%, 03/15/2029
(g)
4,326 3,818
4.63%, 01/15/2027
(g)
1,477 1,411
4.88%, 02/15/2030
(g)
2,788 2,600
5.88%, 02/15/2028
(g)
1,251 1,226
6.50%, 02/15/2028
(g)
895 894
7.50%, 03/15/2026
(g)
90 91
B&G Foods Inc
5.25%, 04/01/2025 1,777 1,756
5.25%, 09/15/2027
(h)
1 1
8.00%, 09/15/2028
(g)
18 19
C&S Group Enterprises LLC
5.00%, 12/15/2028
(g)
475 364
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
550 509
7.63%, 07/01/2029
(g)
5,850 5,912
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
2,990 3,047
H-Food Holdings LLC / Hearthside Finance Co Inc
8.50%, 06/01/2026
(g)
404 29
Ingles Markets Inc
4.00%, 06/15/2031
(g)
620 533
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(g)
$ 1,584 $ 1,599
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
77 69
4.38%, 01/31/2032
(g)
2,667 2,311
4.88%, 05/15/2028
(g)
833 795
Performance Food Group Inc
4.25%, 08/01/2029
(g)
8,975 8,045
5.50%, 10/15/2027
(g)
16,884 16,343
6.88%, 05/01/2025
(g)
383 383
Post Holdings Inc
4.50%, 09/15/2031
(g)
15,696 13,801
4.63%, 04/15/2030
(g)
7,595 6,859
5.50%, 12/15/2029
(g)
1,860 1,764
5.63%, 01/15/2028
(g)
699 678
6.25%, 02/15/2032
(g)
950 937
Safeway Inc
7.25%, 02/01/2031 316 330
Sigma Holdco BV
7.88%, 05/15/2026
(g)
525 498
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
10,552 9,104
United Natural Foods Inc
6.75%, 10/15/2028
(g)
573 440
US Foods Inc
4.63%, 06/01/2030
(g)
8,445 7,679
4.75%, 02/15/2029
(g)
3,425 3,191
6.88%, 09/15/2028
(g)
100 101
7.25%, 01/15/2032
(g)
16,237 16,581
$ 114,544
Food Service - 0 .39%
Aramark Services Inc
5.00%, 04/01/2025
(g)
455 450
5.00%, 02/01/2028
(g)
13,105 12,443
TKC Holdings Inc
10.50%, 05/15/2029
(g)
750 718
$ 13,611
Forest Products & Paper - 0 .05%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(g),(h)
7 6
Domtar Corp
6.75%, 10/01/2028
(g)
850 742
Glatfelter Corp
4.75%, 11/15/2029
(g)
235 198
Mercer International Inc
5.13%, 02/01/2029 739 645
5.50%, 01/15/2026 67 65
12.88%, 10/01/2028
(g)
75 82
$ 1,738
Gas - 0 .14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,528 1,519
5.75%, 05/20/2027 621 603
5.88%, 08/20/2026 1,708 1,679
9.38%, 06/01/2028
(g)
500 519
South Jersey Industries Inc
5.02%, 04/15/2031 950 750
$ 5,070
Hand & Machine Tools - 0 .02%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 338
11.50%, 06/15/2028
(g)
486 530
$ 868

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .74%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
$ 916 $ 811
4.63%, 07/15/2028
(g)
1,885 1,752
Bausch + Lomb Corp
8.38%, 10/01/2028
(g)
1,930 1,993
Embecta Corp
5.00%, 02/15/2030
(g),(h)
390 301
6.75%, 02/15/2030
(g)
280 239
Hologic Inc
3.25%, 02/15/2029
(g)
709 626
4.63%, 02/01/2028
(g)
819 779
Medline Borrower LP
3.88%, 04/01/2029
(g)
4,725 4,233
5.25%, 10/01/2029
(g)
3,982 3,707
Medline Borrower LP/Medline Co-Issuer Inc
6.25%, 04/01/2029
(g)
1,215 1,207
Neogen Food Safety Corp
8.63%, 07/20/2030
(g)
8,282 8,733
Teleflex Inc
4.25%, 06/01/2028
(g)
734 678
4.63%, 11/15/2027 565 538
Varex Imaging Corp
7.88%, 10/15/2027
(g)
497 507
$ 26,104
Healthcare - Services - 3 .21%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
10,234 9,612
5.50%, 07/01/2028
(g)
3,315 3,190
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
450 412
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(g)
2,275 2,164
5.00%, 07/15/2027
(g)
561 550
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
545 490
4.00%, 03/15/2031
(g)
35 30
4.25%, 05/01/2028
(g)
820 763
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
3,160 2,466
5.25%, 05/15/2030
(g)
1,655 1,353
5.63%, 03/15/2027
(g)
3,485 3,191
6.00%, 01/15/2029
(g)
5 4
6.13%, 04/01/2030
(g)
2,471 1,747
6.88%, 04/01/2028
(g)
775 526
6.88%, 04/15/2029
(g)
525 390
8.00%, 03/15/2026
(g)
5 5
8.00%, 12/15/2027
(g)
255 250
DaVita Inc
3.75%, 02/15/2031
(g)
3,387 2,787
4.63%, 06/01/2030
(g)
8,430 7,386
Encompass Health Corp
4.50%, 02/01/2028 1,960 1,840
4.63%, 04/01/2031 435 391
4.75%, 02/01/2030 557 511
Fortrea Holdings Inc
7.50%, 07/01/2030
(g),(h)
3,720 3,752
HealthEquity Inc
4.50%, 10/01/2029
(g)
460 419
Heartland Dental LLC / Heartland Dental Finance
Corp
8.50%, 05/01/2026
(g)
291 290
10.50%, 04/30/2028
(g)
620 653
IQVIA Inc
5.00%, 10/15/2026
(g)
2,332 2,281
5.00%, 05/15/2027
(g)
1,500 1,448
Kedrion SpA
6.50%, 09/01/2029
(g)
5 4
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
$ 1,440 $ 1,349
LifePoint Health Inc
5.38%, 01/15/2029
(g)
540 432
9.88%, 08/15/2030
(g)
1,749 1,821
11.00%, 10/15/2030
(g)
740 788
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
946 657
ModivCare Inc
5.88%, 11/15/2025
(g)
1,460 1,424
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
2,302 1,996
3.88%, 05/15/2032
(g)
870 728
4.38%, 06/15/2028
(g)
105 97
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(g),(h)
345 302
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
2,005 1,992
Radiology Partners Inc
9.78%, PIK 0.00%; 02/15/2030
(g),(i),(j)
700 553
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,020 1,016
Select Medical Corp
6.25%, 08/15/2026
(g)
1,175 1,175
Star Parent Inc
9.00%, 10/01/2030
(g)
1,410 1,475
Surgery Center Holdings Inc
7.25%, 04/15/2032
(g)
7,670 7,659
Tenet Healthcare Corp
4.25%, 06/01/2029 395 362
4.38%, 01/15/2030 3,745 3,401
4.63%, 06/15/2028 770 725
5.13%, 11/01/2027 1,167 1,129
6.13%, 10/01/2028
(h)
22,700 22,415
6.13%, 06/15/2030 3,929 3,862
6.75%, 05/15/2031
(g)
5,355 5,365
6.88%, 11/15/2031 1 1
Toledo Hospital/The
5.33%, 11/15/2028 1,080 1,012
6.02%, 11/15/2048 1,505 1,207
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g)
1,756 1,778
$ 113,626
Holding Companies - Diversified - 0 .05%
Benteler International AG
10.50%, 05/15/2028
(g)
670 713
Stena International SA
7.25%, 01/15/2031
(g)
450 450
7.63%, 02/15/2031
(g)
450 455
$ 1,618
Home Builders - 0 .61%
Adams Homes Inc
9.25%, 10/15/2028
(g)
1,716 1,772
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
385 348
4.63%, 04/01/2030
(g)
255 228
6.63%, 01/15/2028
(g)
5 5
Beazer Homes USA Inc
5.88%, 10/15/2027 6 6
7.25%, 10/15/2029 8 8
7.50%, 03/15/2031
(g)
145 143
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
1,840 1,592
5.00%, 06/15/2029
(g)
278 246
6.25%, 09/15/2027
(g)
14 13

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Century Communities Inc
3.88%, 08/15/2029
(g)
$ 570 $ 498
6.75%, 06/01/2027 979 981
Empire Communities Corp
9.75%, 05/01/2029
(g)
600 612
Forestar Group Inc
3.85%, 05/15/2026
(g)
195 185
5.00%, 03/01/2028
(g)
15 14
Installed Building Products Inc
5.75%, 02/01/2028
(g)
470 456
KB Home
4.00%, 06/15/2031 675 586
4.80%, 11/15/2029 319 296
6.88%, 06/15/2027 340 348
7.25%, 07/15/2030 1,210 1,239
Landsea Homes Corp
8.88%, 04/01/2029
(g)
365 358
LGI Homes Inc
4.00%, 07/15/2029
(g)
1,061 910
8.75%, 12/15/2028
(g)
604 628
M/I Homes Inc
3.95%, 02/15/2030 1,185 1,028
4.95%, 02/01/2028 441 418
Mattamy Group Corp
4.63%, 03/01/2030
(g)
998 894
5.25%, 12/15/2027
(g)
650 622
New Home Co Inc/The
9.25%, 10/01/2029
(g)
2,102 2,108
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 18 17
4.75%, 04/01/2029 350 321
STL Holding Co LLC
8.75%, 02/15/2029
(g)
750 771
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
350 326
5.75%, 01/15/2028
(g)
500 486
5.88%, 06/15/2027
(g)
585 576
Thor Industries Inc
4.00%, 10/15/2029
(g)
760 657
Tri Pointe Homes Inc
5.25%, 06/01/2027 1,520 1,463
5.70%, 06/15/2028 523 506
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
19 19
$ 21,684
Home Furnishings - 0 .05%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
1,185 976
4.00%, 04/15/2029
(g),(h)
1,081 961
$ 1,937
Housewares - 0 .48%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
6,103 6,067
Newell Brands Inc
4.88%, 06/01/2025 355 349
5.70%, 04/01/2026 3,561 3,504
6.38%, 09/15/2027
(h)
1,276 1,244
6.63%, 09/15/2029
(h)
1,020 985
6.87%, 04/01/2036 3,415 2,981
7.00%, 04/01/2046 1,014 823
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 2 2
4.50%, 10/15/2029 434 387
5.25%, 12/15/2026 187 182
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
830 513
$ 17,037
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 4 .38%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
$ 2,300 $ 2,061
6.00%, 08/01/2029
(g)
270 244
8.25%, 02/01/2029
(g)
17,154 17,013
10.13%, 08/01/2026
(g)
857 885
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
13,672 12,753
5.88%, 11/01/2029
(g)
1,475 1,354
6.75%, 10/15/2027
(g)
5,597 5,489
6.75%, 04/15/2028
(g)
1,600 1,598
7.00%, 01/15/2031
(g)
1,895 1,901
AmWINS Group Inc
4.88%, 06/30/2029
(g)
17,088 15,535
6.38%, 02/15/2029
(g)
1,100 1,087
Ardonagh Finco Ltd
7.75%, 02/15/2031
(g)
5,750 5,658
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(g)
15,500 15,098
Assurant Inc
7.00%, 03/27/2048
(h),(k)
415 413
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
10,603 9,669
7.50%, 02/15/2032
(g)
4,400 4,272
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
765 697
Constellation Insurance Inc
6.80%, 01/24/2030
(g)
135 130
Genworth Holdings Inc
6.50%, 06/15/2034 2,075 1,935
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
1,152 1,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
7,850 7,853
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(g)
6,100 6,022
8.13%, 02/15/2032
(g)
7,035 6,923
HUB International Ltd
5.63%, 12/01/2029
(g)
1,523 1,402
7.25%, 06/15/2030
(g)
3,250 3,298
7.38%, 01/31/2032
(g)
19,725 19,543
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
4,995 5,133
10.50%, 12/15/2030
(g)
185 196
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(k)
610 555
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(g)
61 38
7.80%, 03/07/2087
(g)
5 5
3 Month USD LIBOR + 3.58%
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(g)
4,000 4,021
Ryan Specialty LLC
4.38%, 02/01/2030
(g)
469 430
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g),(h)
720 689
$ 154,918
Internet - 1 .30%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
560 508
Arches Buyer Inc
4.25%, 06/01/2028
(g)
1,050 900
6.13%, 12/01/2028
(g)
3,562 2,897

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
$ 3,390 $ 2,991
5.63%, 09/15/2028
(g)
7,318 5,905
Cars.com Inc
6.38%, 11/01/2028
(g)
597 571
Cogent Communications Group Inc
3.50%, 05/01/2026
(g)
112 105
7.00%, 06/15/2027
(g)
6 6
Gen Digital Inc
5.00%, 04/15/2025
(g)
175 173
6.75%, 09/30/2027
(g)
765 768
7.13%, 09/30/2030
(g)
11,775 11,896
Getty Images Inc
9.75%, 03/01/2027
(g)
268 268
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
689 611
5.25%, 12/01/2027
(g)
995 961
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
576 514
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
510 466
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
175 145
4.13%, 08/01/2030
(g)
320 277
4.63%, 06/01/2028
(g)
505 466
5.00%, 12/15/2027
(g)
865 819
5.63%, 02/15/2029
(g)
369 351
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
850 488
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
1,750 1,312
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
10.75%, 06/01/2028
(g)
10 10
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(l)
761 627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(l)
1,870 1,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
9.75%, 04/15/2029
(g)
2,226 2,205
11.25%, 02/15/2027
(g)
2,440 2,534
TripAdvisor Inc
7.00%, 07/15/2025
(g)
725 725
Uber Technologies Inc
4.50%, 08/15/2029
(g)
1,565 1,458
6.25%, 01/15/2028
(g)
590 590
7.50%, 09/15/2027
(g)
1,052 1,071
8.00%, 11/01/2026
(g)
749 756
Ziff Davis Inc
4.63%, 10/15/2030
(g)
1,255 1,092
$ 45,803
Investment Companies - 0 .73%
Blue Owl Credit Income Corp
6.65%, 03/15/2031
(g)
2,225 2,142
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g),(h)
805 709
5.25%, 04/15/2029
(g)
710 664
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 8,994 7,571
5.25%, 05/15/2027 4,154 3,814
6.25%, 05/15/2026 3,845 3,740
6.38%, 12/15/2025 940 923
9.75%, 01/15/2029
(g)
5,887 6,106
$ 25,669
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 1 .14%
Algoma Steel Inc
9.13%, 04/15/2029
(g)
$ 1,755 $ 1,733
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 172
ATI Inc
4.88%, 10/01/2029 383 357
5.13%, 10/01/2031 8 7
5.88%, 12/01/2027 375 367
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
21,524 19,787
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
537 535
Carpenter Technology Corp
6.38%, 07/15/2028 369 367
7.63%, 03/15/2030 375 382
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
5 5
4.88%, 03/01/2031
(g),(h)
221 194
5.88%, 06/01/2027 566 560
6.25%, 10/01/2040 93 79
7.00%, 03/15/2032
(g)
999 976
Commercial Metals Co
3.88%, 02/15/2031 3 3
4.13%, 01/15/2030 466 417
4.38%, 03/15/2032 426 376
Infrabuild Australia Pty Ltd
14.50%, 11/15/2028
(g)
720 743
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
1,890 1,911
8.13%, 05/01/2027
(g)
1,080 1,090
9.25%, 10/01/2028
(g)
1,700 1,782
Specialty Steel
15.42%, 11/15/2026
(e),(f)
8,096 8,096
TMS International Corp/DE
6.25%, 04/15/2029
(g)
8 7
United States Steel Corp
6.88%, 03/01/2029
(h)
515 516
$ 40,462
Leisure Products & Services - 1 .44%
Acushnet Co
7.38%, 10/15/2028
(g)
57 58
Carnival Corp
4.00%, 08/01/2028
(g)
1,980 1,810
5.75%, 03/01/2027
(g)
15,605 15,230
6.00%, 05/01/2029
(g)
1,863 1,805
6.65%, 01/15/2028 689 683
7.00%, 08/15/2029
(g)
364 374
7.63%, 03/01/2026
(g)
1,330 1,338
10.50%, 06/01/2030
(g)
1,300 1,412
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
2,236 2,424
Carnival PLC
7.88%, 06/01/2027 2,415 2,529
Life Time Inc
5.75%, 01/15/2026
(g)
1,785 1,766
8.00%, 04/15/2026
(g)
240 240
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(g)
300 314
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g)
200 198
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
1,090 1,023
NCL Corp Ltd
5.88%, 03/15/2026
(g)
2,085 2,043
5.88%, 02/15/2027
(g)
940 918
7.75%, 02/15/2029
(g),(h)
963 984
8.13%, 01/15/2029
(g)
897 934

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
NCL Corp Ltd   (continued)
8.38%, 02/01/2028
(g)
$ 540 $ 563
NCL Finance Ltd
6.13%, 03/15/2028
(g)
225 219
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
370 355
5.38%, 07/15/2027
(g)
1,350 1,314
5.50%, 08/31/2026
(g)
1,060 1,040
5.50%, 04/01/2028
(g)
3,445 3,353
6.25%, 03/15/2032
(g)
996 982
7.25%, 01/15/2030
(g)
1,065 1,095
7.50%, 10/15/2027 10 10
9.25%, 01/15/2029
(g)
2,503 2,673
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
11 11
6.25%, 05/15/2025
(g)
88 88
7.00%, 02/15/2029
(g)
1,001 997
9.13%, 07/15/2031
(g)
1,234 1,324
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
330 316
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 520
$ 50,943
Lodging - 2 .16%
Boyd Gaming Corp
4.75%, 12/01/2027 970 919
4.75%, 06/15/2031
(g)
16,046 14,209
Full House Resorts Inc
8.25%, 02/15/2028
(g)
1,700 1,623
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
95 91
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
3,015 2,534
3.75%, 05/01/2029
(g)
1,210 1,085
4.00%, 05/01/2031
(g)
1,555 1,363
4.88%, 01/15/2030 1,230 1,156
5.75%, 05/01/2028
(g)
170 168
5.88%, 04/01/2029
(g)
497 490
6.13%, 04/01/2032
(g)
7 7
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
2,972 2,588
5.00%, 06/01/2029
(g)
6 5
6.63%, 01/15/2032
(g)
760 749
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 969 942
Melco Resorts Finance Ltd
4.88%, 06/06/2025
(h)
1,249 1,216
5.25%, 04/26/2026 810 777
5.38%, 12/04/2029
(g)
2,215 1,972
5.75%, 07/21/2028
(g)
1,245 1,153
7.63%, 04/17/2032
(g)
739 723
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
900 849
5.25%, 06/18/2025
(g)
20 20
5.88%, 05/15/2026
(g),(h)
2,000 1,964
MGM Resorts International
4.63%, 09/01/2026 21 20
4.75%, 10/15/2028 925 863
5.50%, 04/15/2027 843 822
5.75%, 06/15/2025 700 696
6.50%, 04/15/2032 991 962
6.75%, 05/01/2025 800 799
Station Casinos LLC
4.50%, 02/15/2028
(g)
1,565 1,452
4.63%, 12/01/2031
(g)
20,115 17,632
6.63%, 03/15/2032
(g)
1,380 1,352
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
$ 1,010 $ 859
6.00%, 07/15/2025
(g),(h)
2,069 2,044
6.50%, 01/15/2028
(g)
1,749 1,631
Travel + Leisure Co
4.50%, 12/01/2029
(g)
1,115 1,005
4.63%, 03/01/2030
(g)
217 194
6.00%, 04/01/2027 1,189 1,174
6.60%, 10/01/2025 718 722
6.63%, 07/31/2026
(g)
1,045 1,046
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
1,445 1,325
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
1,054 1,019
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
5 4
5.50%, 01/15/2026
(g)
2,200 2,135
5.50%, 10/01/2027
(g),(h)
730 688
5.63%, 08/26/2028
(g)
1,550 1,430
$ 76,477
Machinery - Construction & Mining - 0 .07%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
497 454
4.13%, 04/15/2029
(g)
410 374
Terex Corp
5.00%, 05/15/2029
(g)
756 707
Vertiv Group Corp
4.13%, 11/15/2028
(g)
1,000 926
$ 2,461
Machinery - Diversified - 1 .00%
ATS Corp
4.13%, 12/15/2028
(g)
26 23
Chart Industries Inc
7.50%, 01/01/2030
(g)
8,697 8,896
9.50%, 01/01/2031
(g)
8,070 8,663
Esab Corp
6.25%, 04/15/2029
(g)
703 700
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
600 386
GrafTech Global Enterprises Inc
9.88%, 12/15/2028
(g),(h)
542 407
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(g)
1,400 1,441
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
1,420 1,504
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
360 326
OT Merger Corp
7.88%, 10/15/2029
(g)
345 224
SPX FLOW Inc
8.75%, 04/01/2030
(g)
10,226 10,468
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
1,570 1,539
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
832 796
$ 35,373
Media - 5 .37%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,326 1,046
5.75%, 08/15/2029
(g)
4,103 3,048
AMC Networks Inc
4.25%, 02/15/2029
(h)
255 173
10.25%, 01/15/2029
(g)
332 331
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g)
360 218

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Belo Corp
7.25%, 09/15/2027
(h)
$ 390 $ 394
7.75%, 06/01/2027 245 250
Block Communications Inc
4.88%, 03/01/2028
(g)
437 378
Cable One Inc
4.00%, 11/15/2030
(g),(h)
1,670 1,274
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
10,090 7,897
4.25%, 01/15/2034
(g)
9,289 6,730
4.50%, 08/15/2030
(g)
3,320 2,698
4.50%, 05/01/2032 9,561 7,340
4.50%, 06/01/2033
(g)
5,476 4,118
4.75%, 03/01/2030
(g)
5,175 4,300
4.75%, 02/01/2032
(g)
2,325 1,828
5.00%, 02/01/2028
(g)
3,700 3,370
5.13%, 05/01/2027
(g)
3,723 3,489
5.38%, 06/01/2029
(g)
3,822 3,367
5.50%, 05/01/2026
(g)
2,070 2,028
7.38%, 03/01/2031
(g),(h)
2,730 2,591
CSC Holdings LLC
3.38%, 02/15/2031
(g)
1,900 1,171
4.13%, 12/01/2030
(g)
1,335 848
4.50%, 11/15/2031
(g)
1,110 704
4.63%, 12/01/2030
(g)
6,710 2,912
5.00%, 11/15/2031
(g)
605 258
5.38%, 02/01/2028
(g)
900 690
5.50%, 04/15/2027
(g)
1,280 1,049
5.75%, 01/15/2030
(g)
2,592 1,137
6.50%, 02/01/2029
(g)
1,563 1,166
7.50%, 04/01/2028
(g)
3,885 2,102
11.25%, 05/15/2028
(g)
1,010 893
11.75%, 01/31/2029
(g)
1,940 1,724
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
370 219
Directv Financing LLC
8.88%, 02/01/2030
(g)
2,485 2,416
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
5,244 4,888
DISH DBS Corp
5.25%, 12/01/2026
(g)
3,770 2,965
5.75%, 12/01/2028
(g)
3,825 2,583
DISH Network Corp
11.75%, 11/15/2027
(g)
13,923 14,035
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
525 485
Gray Television Inc
4.75%, 10/15/2030
(g)
2 1
5.38%, 11/15/2031
(g)
1,070 643
7.00%, 05/15/2027
(g),(h)
1,155 1,051
Historic TW Inc
8.30%, 01/15/2036
(i)
13 14
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
570 407
5.25%, 08/15/2027
(g),(h)
921 676
6.38%, 05/01/2026 1,002 847
8.38%, 05/01/2027 679 364
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
1,061 886
6.75%, 10/15/2027
(g)
1,265 1,172
Liberty Interactive LLC
8.25%, 02/01/2030 587 325
8.50%, 07/15/2029 321 181
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
3,500 3,246
8.00%, 08/01/2029
(g)
2,556 2,348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
$ 1,355 $ 1,294
News Corp
3.88%, 05/15/2029
(g)
5 5
5.13%, 02/15/2032
(g)
426 390
Nexstar Media Inc
4.75%, 11/01/2028
(g),(h)
2,467 2,190
5.63%, 07/15/2027
(g)
3,043 2,862
Paramount Global
6.25%, 02/28/2057
(k)
757 664
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
1,165 1,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
996 761
6.50%, 09/15/2028
(g)
1,085 454
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
13 10
5.38%, 01/15/2031
(g),(h)
2,773 1,636
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
1,228 966
Sinclair Television Group Inc
4.13%, 12/01/2030
(g)
665 461
5.13%, 02/15/2027
(g)
18 16
5.50%, 03/01/2030
(g)
830 575
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
1,178 1,096
3.88%, 09/01/2031
(g),(h)
5,650 4,544
4.00%, 07/15/2028
(g)
5,005 4,461
4.13%, 07/01/2030
(g)
8,895 7,543
5.00%, 08/01/2027
(g)
4,145 3,915
5.50%, 07/01/2029
(g)
1,322 1,227
Spanish Broadcasting System Inc
9.75%, 03/01/2026
(g)
315 148
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 3,970
Sunrise FinCo I BV
4.88%, 07/15/2031
(g)
2,180 1,898
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
5 5
TEGNA Inc
4.63%, 03/15/2028 2,279 2,054
4.75%, 03/15/2026
(g)
568 549
5.00%, 09/15/2029 2,045 1,803
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
3,600 3,391
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,350 1,174
6.63%, 06/01/2027
(g)
2,467 2,381
7.38%, 06/30/2030
(g)
590 565
8.00%, 08/15/2028
(g)
2,267 2,264
Urban One Inc
7.38%, 02/01/2028
(g)
860 698
Videotron Ltd
3.63%, 06/15/2029
(g),(h)
5 4
5.13%, 04/15/2027
(g)
838 810
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
13,596 11,134
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
610 515
5.50%, 05/15/2029
(g)
2,625 2,386
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
1,460 1,300
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
3,035 2,556

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Warner Media LLC
7.63%, 04/15/2031 $ 300 $ 312
Ziggo Bond Co BV
5.13%, 02/28/2030
(g),(h)
815 676
6.00%, 01/15/2027
(g)
1,995 1,962
$ 189,976
Metal Fabrication & Hardware - 0 .12%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
1,830 1,772
6.38%, 06/15/2030
(g)
995 989
Park-Ohio Industries Inc
6.63%, 04/15/2027 486 462
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(g)
15 13
Vallourec SACA
7.50%, 04/15/2032
(g)
1,070 1,079
$ 4,315
Mining - 1 .67%
Alcoa Nederland Holding BV
4.13%, 03/31/2029
(g),(h)
605 553
7.13%, 03/15/2031
(g)
560 566
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040 350 343
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
6,597 6,869
11.50%, 10/01/2031
(g)
8,860 9,865
Century Aluminum Co
7.50%, 04/01/2028
(g),(h)
11,380 11,281
Coeur Mining Inc
5.13%, 02/15/2029
(g)
112 105
Compass Minerals International Inc
6.75%, 12/01/2027
(g),(h)
1,133 1,063
Constellium SE
3.75%, 04/15/2029
(g)
5,175 4,588
5.63%, 06/15/2028
(g)
370 357
5.88%, 02/15/2026
(g)
35 35
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
1,245 1,096
4.50%, 09/15/2027
(g)
1,043 984
6.13%, 04/15/2032
(g)
679 658
Hecla Mining Co
7.25%, 02/15/2028 410 408
Hudbay Minerals Inc
4.50%, 04/01/2026 1,110 1,074
6.13%, 04/01/2029 550 538
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 439
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
861 754
4.63%, 03/01/2028
(g)
5 5
New Gold Inc
7.50%, 07/15/2027
(g)
1,999 1,986
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(g)
585 547
3.88%, 08/15/2031
(g)
3,235 2,739
4.75%, 01/30/2030
(g)
10,560 9,663
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g),(h)
815 816
7.50%, 04/26/2029
(g)
1,568 1,583
$ 58,915
Miscellaneous Manufacturers - 0 .18%
Amsted Industries Inc
4.63%, 05/15/2030
(g)
470 423
5.63%, 07/01/2027
(g)
440 428
Calderys Financing LLC
11.25%, 06/01/2028
(g)
590 626
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Enpro Inc
5.75%, 10/15/2026 $ 11 $ 11
FXI Holdings Inc
12.25%, 11/15/2026
(g)
1,651 1,637
12.25%, 11/15/2026
(g)
500 495
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
80 80
Hillenbrand Inc
3.75%, 03/01/2031 18 15
5.00%, 09/15/2026 595 581
5.75%, 06/15/2025 17 17
6.25%, 02/15/2029 1,284 1,274
LSB Industries Inc
6.25%, 10/15/2028
(g)
700 664
Trinity Industries Inc
7.75%, 07/15/2028
(g)
200 204
$ 6,455
Office & Business Equipment - 0 .10%
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
421 379
7.25%, 03/15/2029
(g)
4 3
Xerox Corp
4.80%, 03/01/2035 370 250
6.75%, 12/15/2039 490 373
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
1,749 1,518
8.88%, 11/30/2029
(g)
935 891
$ 3,414
Office Furnishings - 0 .04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,359
Oil & Gas - 4 .58%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,830 1,842
Antero Resources Corp
7.63%, 02/01/2029
(g)
484 496
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
1,150 1,096
7.00%, 11/01/2026
(g)
830 829
8.25%, 12/31/2028
(g)
63 64
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
301 315
Baytex Energy Corp
7.38%, 03/15/2032
(g)
6 6
8.50%, 04/30/2030
(g)
1,853 1,932
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
1,565 1,551
California Resources Corp
7.13%, 02/01/2026
(g)
680 684
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(g)
566 541
9.75%, 07/15/2028
(g)
296 284
11.00%, 04/15/2025
(g)
9 9
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
1,000 987
5.88%, 02/01/2029
(g)
954 935
6.75%, 04/15/2029
(g)
5,225 5,221
Chord Energy Corp
6.38%, 06/01/2026
(g)
3,014 3,013
Civitas Resources Inc
5.00%, 10/15/2026
(g)
750 726
8.38%, 07/01/2028
(g)
2,630 2,744
8.63%, 11/01/2030
(g)
4,045 4,305
8.75%, 07/01/2031
(g)
2,588 2,745

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CNX Resources Corp
6.00%, 01/15/2029
(g)
$ 2,810 $ 2,723
7.25%, 03/01/2032
(g),(h)
3,261 3,270
7.38%, 01/15/2031
(g)
5,259 5,323
Comstock Resources Inc
5.88%, 01/15/2030
(g)
6,560 5,974
6.75%, 03/01/2029
(g)
2,300 2,190
Crescent Energy Finance LLC
7.63%, 04/01/2032
(g)
645 647
9.25%, 02/15/2028
(g)
637 673
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
321 316
CVR Energy Inc
5.75%, 02/15/2028
(g)
1,410 1,310
8.50%, 01/15/2029
(g)
1,303 1,306
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
1,145 1,159
8.75%, 05/01/2031
(g)
3,443 3,506
Endeavor Energy Resources LP / EER Finance Inc
5.75%, 01/30/2028
(g)
337 341
EnQuest PLC
11.63%, 11/01/2027
(g),(h)
60 61
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
365 387
Gulfport Energy Corp
8.00%, 05/17/2026 370 375
Harbour Energy PLC
5.50%, 10/15/2026
(g)
1,065 1,044
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
840 807
6.00%, 04/15/2030
(g)
3,550 3,399
6.00%, 02/01/2031
(g)
4,647 4,436
6.25%, 11/01/2028
(g)
119 117
6.25%, 04/15/2032
(g)
4,792 4,626
8.38%, 11/01/2033
(g)
2,100 2,253
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
1,105 1,112
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.00%, 08/01/2026
(g)
374 369
Matador Resources Co
6.88%, 04/15/2028
(g)
2,730 2,751
MEG Energy Corp
5.88%, 02/01/2029
(g)
3,995 3,866
Moss Creek Resources Holdings Inc
10.50%, 05/15/2027
(g)
1,350 1,381
Murphy Oil Corp
5.87%, 12/01/2042 15 13
5.88%, 12/01/2027 595 589
6.38%, 07/15/2028 788 787
Nabors Industries Inc
7.38%, 05/15/2027
(g)
1,645 1,630
9.13%, 01/31/2030
(g)
787 812
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
815 807
Northern Oil & Gas Inc
8.13%, 03/01/2028
(g)
1,141 1,154
8.75%, 06/15/2031
(g)
900 947
Parkland Corp
4.50%, 10/01/2029
(g)
8 7
4.63%, 05/01/2030
(g)
635 574
5.88%, 07/15/2027
(g)
75 73
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 525 512
7.88%, 09/15/2030
(g),(h)
1,316 1,354
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
$ 5 $ 5
5.88%, 07/01/2029
(g)
3,538 3,438
7.00%, 01/15/2032
(g)
1,512 1,541
7.75%, 02/15/2026
(g)
433 437
8.00%, 04/15/2027
(g)
500 513
9.88%, 07/15/2031
(g)
1,767 1,954
Petrofac Ltd
9.75%, 11/15/2026
(g)
797 151
Precision Drilling Corp
6.88%, 01/15/2029
(g)
190 188
Range Resources Corp
4.75%, 02/15/2030
(g)
1,105 1,017
4.88%, 05/15/2025 240 238
8.25%, 01/15/2029 435 453
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
1,550 1,429
Seadrill Finance Ltd
8.38%, 08/01/2030
(g)
450 469
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp
7.88%, 11/01/2028
(g)
830 854
SM Energy Co
5.63%, 06/01/2025 15 15
6.50%, 07/15/2028 800 794
6.63%, 01/15/2027 11 11
6.75%, 09/15/2026 1,075 1,075
Southwestern Energy Co
4.75%, 02/01/2032 3,285 2,958
5.38%, 02/01/2029 535 513
5.38%, 03/15/2030 1,549 1,471
8.38%, 09/15/2028 65 67
Sunoco LP
7.00%, 05/01/2029
(g)
933 948
7.25%, 05/01/2032
(g)
635 645
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,365 1,246
4.50%, 04/30/2030 1,150 1,035
5.88%, 03/15/2028 807 788
6.00%, 04/15/2027 788 779
7.00%, 09/15/2028
(g)
80 81
Talos Production Inc
9.00%, 02/01/2029
(g)
755 797
9.38%, 02/01/2031
(g)
755 805
Teine Energy Ltd
6.88%, 04/15/2029
(g)
4,907 4,768
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
67 68
Transocean Inc
6.80%, 03/15/2038 4,415 3,574
7.50%, 04/15/2031 7,685 6,938
8.00%, 02/01/2027
(g)
98 98
8.25%, 05/15/2029
(g)
990 984
8.50%, 05/15/2031
(g)
4,775 4,754
8.75%, 02/15/2030
(g)
2,976 3,103
9.35%, 12/15/2041 1,000 930
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
12 12
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(g)
10 10
Valaris Ltd
8.38%, 04/30/2030
(g)
1,058 1,088
Vermilion Energy Inc
6.88%, 05/01/2030
(g)
515 501
Viper Energy Inc
5.38%, 11/01/2027
(g)
400 390
7.38%, 11/01/2031
(g),(h)
8,275 8,520

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Vital Energy Inc
7.75%, 07/31/2029
(g)
$ 1,965 $ 1,978
7.88%, 04/15/2032
(g)
620 629
W&T Offshore Inc
11.75%, 02/01/2026
(g)
1,600 1,632
$ 161,998
Oil & Gas Services - 0 .36%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 965
Bristow Group Inc
6.88%, 03/01/2028
(g)
5 5
CGG SA
8.75%, 04/01/2027
(g),(h)
624 584
Enerflex Ltd
9.00%, 10/15/2027
(g)
730 748
Helix Energy Solutions Group Inc
9.75%, 03/01/2029
(g)
1,400 1,488
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
1,216 1,222
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
265 267
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g)
488 491
Nine Energy Service Inc
13.00%, 02/01/2028 365 289
Oceaneering International Inc
6.00%, 02/01/2028 439 432
6.00%, 02/01/2028 1,046 1,029
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
419 421
TechnipFMC PLC
6.50%, 02/01/2026
(g)
481 479
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(l)
504 8
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 09/01/2027 982 980
7.13%, 03/15/2029
(g)
1,215 1,207
Weatherford International Ltd
8.63%, 04/30/2030
(g)
2,035 2,113
$ 12,728
Packaging & Containers - 2 .53%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
1,047 258
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
748 648
4.00%, 09/01/2029
(g),(h)
22,044 18,172
6.00%, 06/15/2027
(g)
845 819
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
1,390 1,158
5.25%, 04/30/2025
(g)
1,495 1,480
5.25%, 08/15/2027
(g)
934 476
5.25%, 08/15/2027
(g)
1,210 617
Ball Corp
2.88%, 08/15/2030 1,040 868
3.13%, 09/15/2031 605 502
6.00%, 06/15/2029 976 971
6.88%, 03/15/2028 930 945
Berry Global Inc
4.50%, 02/15/2026
(g)
296 288
5.63%, 07/15/2027
(g)
770 751
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
511 479
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
89 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
$ 1,310 $ 1,307
8.75%, 04/15/2030
(g)
1,345 1,300
Crown Americas LLC
5.25%, 04/01/2030 480 457
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 475 455
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 868 849
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 675
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
1,035 935
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
1,158 1,049
3.50%, 03/01/2029
(g)
446 395
3.75%, 02/01/2030
(g)
11 10
4.75%, 07/15/2027
(g)
1,060 1,013
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,526 6,221
Iris Holding Inc
10.00%, 12/15/2028
(g)
400 354
LABL Inc
5.88%, 11/01/2028
(g)
1,300 1,156
6.75%, 07/15/2026
(g)
820 809
8.25%, 11/01/2029
(g)
1,965 1,663
9.50%, 11/01/2028
(g)
212 212
10.50%, 07/15/2027
(g)
1,155 1,134
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
3,269 3,330
9.25%, 04/15/2027
(g)
2,139 2,096
OI European Group BV
4.75%, 02/15/2030
(g)
2 2
Owens-Brockway Glass Container Inc
6.38%, 08/15/2025
(g)
798 801
6.63%, 05/13/2027
(g)
415 415
7.25%, 05/15/2031
(g)
500 501
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
1,215 1,127
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
758 698
Pactiv LLC
7.95%, 12/15/2025 124 126
8.38%, 04/15/2027 10 10
Sealed Air Corp
4.00%, 12/01/2027
(g)
680 629
5.00%, 04/15/2029
(g)
213 200
5.50%, 09/15/2025
(g)
309 307
6.88%, 07/15/2033
(g)
870 876
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
870 859
7.25%, 02/15/2031
(g)
5,150 5,243
Silgan Holdings Inc
4.13%, 02/01/2028 715 668
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
1,755 1,899
TriMas Corp
4.13%, 04/15/2029
(g)
1,027 922
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
19,070 18,741
8.50%, 08/15/2027
(g)
1,562 1,547
$ 89,504

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1 .11%
180 Medical Inc
3.88%, 10/15/2029
(g)
$ 225 $ 199
AdaptHealth LLC
4.63%, 08/01/2029
(g)
5 4
5.13%, 03/01/2030
(g)
388 330
6.13%, 08/01/2028
(g)
5 5
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
700 453
9.25%, 04/01/2026
(g)
1,556 1,440
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
1,960 1,266
5.00%, 01/30/2028
(g)
500 226
5.00%, 02/15/2029
(g)
500 213
5.25%, 01/30/2030
(g)
835 359
5.25%, 02/15/2031
(g)
490 203
5.50%, 11/01/2025
(g)
5 5
5.75%, 08/15/2027
(g)
345 238
6.13%, 02/01/2027
(g)
5 4
6.25%, 02/15/2029
(g)
955 417
7.00%, 01/15/2028
(g)
225 110
7.25%, 05/30/2029
(g)
400 182
9.00%, 12/15/2025
(g)
412 389
11.00%, 09/30/2028
(g)
2,200 1,717
14.00%, 10/15/2030
(g)
221 143
BellRing Brands Inc
7.00%, 03/15/2030
(g)
697 705
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
585 549
Elanco Animal Health Inc
6.65%, 08/28/2028 5 5
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
279 283
Grifols SA
3.88%, 10/15/2028
(g)
EUR 3,800 3,201
4.75%, 10/15/2028
(g)
$ 6,105 4,930
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g),(h)
1,148 1,101
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g),(h)
1,384 813
12.25%, 04/15/2029
(g)
1,670 1,595
Jazz Securities DAC
4.38%, 01/15/2029
(g)
2,456 2,235
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(g)
2,160 2,353
Option Care Health Inc
4.38%, 10/31/2029
(g)
4,203 3,764
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,278 2,075
5.13%, 04/30/2031
(g)
3,710 3,208
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
555 498
6.63%, 04/01/2030
(g),(h)
950 922
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
535 453
Perrigo Finance Unlimited Co
4.38%, 03/15/2026 1,255 1,213
4.65%, 06/15/2030 65 60
4.90%, 12/15/2044
(h)
140 110
Prestige Brands Inc
3.75%, 04/01/2031
(g)
1,360 1,157
5.13%, 01/15/2028
(g)
280 269
$ 39,402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4 .76%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
$ 620 $ 590
5.75%, 03/01/2027
(g)
335 329
5.75%, 01/15/2028
(g)
5,725 5,603
6.63%, 02/01/2032
(g)
552 550
7.88%, 05/15/2026
(g)
603 614
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
680 676
7.63%, 12/15/2025
(g)
490 492
Buckeye Partners LP
4.13%, 12/01/2027 65 61
4.50%, 03/01/2028
(g)
5,230 4,871
5.60%, 10/15/2044 2,594 2,001
5.85%, 11/15/2043 3,730 3,150
6.75%, 08/15/2033 2 2
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
8,580 7,593
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
12,275 11,279
Delek Logistics Partners LP / Delek Logistics
Finance Corp
7.13%, 06/01/2028
(g)
556 543
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,394 1,263
4.38%, 06/15/2031
(g)
4,010 3,560
Energy Transfer LP
8.00%, 05/15/2054
(k)
2,035 2,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EQM Midstream Partners LP
4.13%, 12/01/2026 1,108 1,060
4.50%, 01/15/2029
(g)
7 6
4.75%, 01/15/2031
(g)
6,000 5,483
5.50%, 07/15/2028 253 246
6.38%, 04/01/2029
(g)
475 471
6.50%, 07/01/2027
(g)
786 787
6.50%, 07/15/2048 1,460 1,441
7.50%, 06/01/2027
(g)
1,098 1,119
7.50%, 06/01/2030
(g)
544 570
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
805 844
Genesis Energy LP / Genesis Energy Finance Corp
6.25%, 05/15/2026 1,740 1,725
7.75%, 02/01/2028 1,376 1,376
8.00%, 01/15/2027 7,560 7,646
8.25%, 01/15/2029 2,975 3,017
8.88%, 04/15/2030 3,755 3,886
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(h)
386 378
8.25%, 01/15/2032
(g)
776 795
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
576 578
7.50%, 05/15/2032
(g),(m)
6,287 6,295
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
510 460
5.13%, 06/15/2028
(g)
550 526
5.50%, 10/15/2030
(g)
3,830 3,662
5.63%, 02/15/2026
(g)
706 698
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
250 247
8.88%, 07/15/2028
(g)
710 744
ITT Holdings LLC
6.50%, 08/01/2029
(g)
400 361
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
1,360 1,315
6.63%, 12/15/2028
(g)
1,029 1,034

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
$ 3,519 $ 3,365
6.75%, 09/15/2025
(g)
3,978 3,929
8.75%, 03/15/2029
(g),(h)
6 6
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.38%, 02/15/2032
(g)
1,260 1,280
Northriver Midstream Finance LP
5.63%, 02/15/2026
(g)
58 57
NuStar Logistics LP
5.63%, 04/28/2027 485 474
5.75%, 10/01/2025 485 482
6.00%, 06/01/2026 1,050 1,042
6.38%, 10/01/2030 6,380 6,308
Prairie Acquiror LP
9.00%, 08/01/2029
(g)
6,794 6,939
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
10 10
4.80%, 05/15/2030
(g)
211 190
4.95%, 07/15/2029
(g)
732 673
6.88%, 04/15/2040
(g)
8 8
7.50%, 07/15/2038
(g)
30 31
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
9.50%, 10/15/2026
(g),(i)
1,400 1,429
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
847 804
6.00%, 03/01/2027
(g)
691 673
6.00%, 12/31/2030
(g)
1,220 1,148
6.00%, 09/01/2031
(g)
3,005 2,790
7.38%, 02/15/2029
(g)
4,874 4,880
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
2,160 1,908
3.88%, 11/01/2033
(g)
770 632
4.13%, 08/15/2031
(g)
2,420 2,112
6.25%, 01/15/2030
(g)
240 237
Venture Global LNG Inc
8.13%, 06/01/2028
(g)
3,089 3,158
8.38%, 06/01/2031
(g)
18,966 19,463
9.50%, 02/01/2029
(g)
3,080 3,311
9.88%, 02/01/2032
(g)
8,240 8,793
$ 168,175
Private Equity - 0 .34%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
855 795
3.75%, 09/15/2030
(g)
9,703 8,050
6.00%, 04/15/2025
(g)
170 169
8.00%, 06/15/2027
(g),(h)
2,784 2,854
$ 11,868
Real Estate - 0 .27%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g),(h)
570 500
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
1,560 1,538
8.88%, 09/01/2031
(g)
1,264 1,312
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,535 1,356
4.38%, 02/01/2031
(g)
33 28
5.38%, 08/01/2028
(g)
1,540 1,449
Hunt Cos Inc
5.25%, 04/15/2029
(g)
480 428
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 557
4.75%, 02/01/2030 80 64
5.00%, 03/01/2031 1,378 1,071
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Newmark Group Inc
7.50%, 01/12/2029
(g)
$ 950 $ 959
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(g),(h)
5 3
5.75%, 01/15/2029
(g),(h)
595 415
$ 9,680
REITs - 2 .18%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
477 393
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
1,251 1,121
Brandywine Operating Partnership LP
3.95%, 11/15/2027 595 533
4.55%, 10/01/2029
(h)
84 72
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
2,986 2,652
5.75%, 05/15/2026
(g),(h)
850 822
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(g)
60 54
Diversified Healthcare Trust
0.00%, 01/15/2026
(d),(g)
950 817
4.38%, 03/01/2031 10 7
4.75%, 02/15/2028 1,430 1,126
9.75%, 06/15/2025 545 546
Hudson Pacific Properties LP
3.25%, 01/15/2030 850 645
3.95%, 11/01/2027 850 751
4.65%, 04/01/2029 1,060 893
5.95%, 02/15/2028 740 676
Iron Mountain Inc
4.50%, 02/15/2031
(g)
1,737 1,532
4.88%, 09/15/2027
(g)
3,731 3,561
4.88%, 09/15/2029
(g)
640 591
5.25%, 03/15/2028
(g)
933 893
5.25%, 07/15/2030
(g)
1,047 972
5.63%, 07/15/2032
(g)
1,604 1,485
7.00%, 02/15/2029
(g)
3,990 4,013
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
960 851
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
1,850 1,713
4.75%, 06/15/2029
(g)
379 338
5.25%, 10/01/2025
(g)
404 397
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 6,400 5,558
3.50%, 03/15/2031 $ 5,173 3,469
4.63%, 08/01/2029 740 554
5.00%, 10/15/2027
(h)
8,160 6,674
5.25%, 08/01/2026
(h)
300 273
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
705 601
Office Properties Income Trust
2.40%, 02/01/2027 398 194
2.65%, 06/15/2026 810 461
3.45%, 10/15/2031 654 271
9.00%, 03/31/2029
(g)
350 318
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 933
5.88%, 10/01/2028
(g)
958 927
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 5 5
6.50%, 04/01/2032
(g)
1,004 984
7.25%, 07/15/2028
(g)
453 460

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Rithm Capital Corp
6.25%, 10/15/2025
(g)
$ 440 $ 436
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
406 382
4.00%, 09/15/2029
(g)
1,473 1,277
SBA Communications Corp
3.13%, 02/01/2029 1,755 1,528
3.88%, 02/15/2027 3,185 2,993
Service Properties Trust
3.95%, 01/15/2028 15 13
4.38%, 02/15/2030 1,540 1,172
4.75%, 10/01/2026 510 474
4.95%, 02/15/2027 615 566
5.25%, 02/15/2026 650 625
5.50%, 12/15/2027 11 10
7.50%, 09/15/2025 366 369
8.63%, 11/15/2031
(g)
7,550 7,930
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
493 456
4.38%, 01/15/2027
(g)
1,310 1,213
7.25%, 04/01/2029
(g)
70 69
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
699 544
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
200 175
6.50%, 02/15/2029
(g)
2,195 1,765
10.50%, 02/15/2028
(g)
1,707 1,771
Vornado Realty LP
2.15%, 06/01/2026 1,065 967
3.40%, 06/01/2031 280 217
XHR LP
4.88%, 06/01/2029
(g)
3,190 2,912
6.38%, 08/15/2025
(g)
5 5
$ 77,005
Retail - 5 .39%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
948 846
3.88%, 01/15/2028
(g)
3,433 3,167
4.00%, 10/15/2030
(g)
26,662 22,993
4.38%, 01/15/2028
(g)
1,141 1,061
99 Cents Only Stores LLC
7.50%, 01/15/2026
(g)
460 140
Academy Ltd
6.00%, 11/15/2027
(g)
35 34
Advance Auto Parts Inc
1.75%, 10/01/2027 170 146
3.50%, 03/15/2032
(h)
345 288
3.90%, 04/15/2030
(h)
5 4
5.90%, 03/09/2026 230 229
5.95%, 03/09/2028 255 252
Arko Corp
5.13%, 11/15/2029
(g)
15 12
Asbury Automotive Group Inc
4.50%, 03/01/2028 311 292
4.63%, 11/15/2029
(g)
944 854
4.75%, 03/01/2030 662 600
5.00%, 02/15/2032
(g)
2,857 2,540
At Home Group Inc
4.88%, 07/15/2028
(g)
355 168
Bath & Body Works Inc
5.25%, 02/01/2028 560 539
6.63%, 10/01/2030
(g)
1,520 1,519
6.69%, 01/15/2027 1,130 1,137
6.75%, 07/01/2036 415 405
6.88%, 11/01/2035 1,029 1,022
6.95%, 03/01/2033 1 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc   (continued)
7.60%, 07/15/2037 $ 837 $ 802
9.38%, 07/01/2025
(g)
409 423
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
720 702
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g)
18 16
4.50%, 11/15/2026
(g)
6 6
6.50%, 08/01/2030
(g)
2,750 2,745
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g)
5 5
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
205 195
Brinker International Inc
8.25%, 07/15/2030
(g)
1,558 1,622
Carvana Co
0.00%, PIK 12.00%; 12/01/2028
(g),(i),(j)
1,166 1,142
0.00%, PIK 13.00%; 06/01/2030
(g),(i),(j)
1,755 1,741
0.00%, PIK 14.00%; 06/01/2031
(g),(i),(j)
2,084 2,089
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
350 345
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
640 644
eG Global Finance PLC
12.00%, 11/30/2028
(g)
596 615
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
529 560
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
656 643
5.88%, 04/01/2029
(g)
744 705
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
1,064 963
6.75%, 01/15/2030
(g)
1,885 1,640
FirstCash Inc
4.63%, 09/01/2028
(g)
1,055 976
5.63%, 01/01/2030
(g)
6 6
Foot Locker Inc
4.00%, 10/01/2029
(g),(h)
85 68
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
642 566
Gap Inc/The
3.63%, 10/01/2029
(g)
100 85
3.88%, 10/01/2031
(g)
1,800 1,463
Global Auto Holdings Ltd/AAG FH UK Ltd
8.38%, 01/15/2029
(g)
1,585 1,510
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
420 319
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,100 1,000
Guitar Center Inc
8.50%, 01/15/2026
(g),(h)
655 578
IRB Holding Corp
7.00%, 06/15/2025
(g)
5,822 5,810
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 305
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
909 877
Kohl's Corp
4.25%, 07/17/2025 472 460
4.62%, 05/01/2031 760 627
5.55%, 07/17/2045 487 334
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
5,313 4,877
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
560 511
8.25%, 08/01/2031
(g)
7,874 8,180

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lithia Motors Inc
3.88%, 06/01/2029
(g),(h)
$ 2,150 $ 1,899
4.38%, 01/15/2031
(g)
1,644 1,439
4.63%, 12/15/2027
(g)
456 430
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
13,550 13,283
Macy's Retail Holdings LLC
4.30%, 02/15/2043 125 99
4.50%, 12/15/2034 100 85
5.13%, 01/15/2042 239 201
5.88%, 04/01/2029
(g),(h)
800 771
5.88%, 03/15/2030
(g)
1,213 1,156
6.38%, 03/15/2037 670 604
6.70%, 07/15/2034
(g)
500 421
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
40 41
Michaels Cos Inc/The
5.25%, 05/01/2028
(g)
1,030 872
7.88%, 05/01/2029
(g)
1,591 1,166
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
1,220 1,047
4.75%, 09/15/2029 832 775
5.63%, 05/01/2027 506 499
NMG Holding Co Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026
(g)
1,100 1,095
Nordstrom Inc
4.00%, 03/15/2027
(h)
400 380
4.25%, 08/01/2031 960 828
4.38%, 04/01/2030 1,062 948
5.00%, 01/15/2044 585 444
Papa John's International Inc
3.88%, 09/15/2029
(g)
1,357 1,181
Park River Holdings Inc
5.63%, 02/01/2029
(g)
2,241 1,845
6.75%, 08/01/2029
(g)
3,875 3,331
Patrick Industries Inc
4.75%, 05/01/2029
(g)
40 36
7.50%, 10/15/2027
(g)
405 410
Penske Automotive Group Inc
3.75%, 06/15/2029 500 439
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
820 757
7.75%, 02/15/2029
(g)
1,807 1,717
QVC Inc
4.38%, 09/01/2028
(h)
1,021 785
4.75%, 02/15/2027 1,493 1,301
5.45%, 08/15/2034 430 282
5.95%, 03/15/2043 2 1
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(g)
7,883 8,454
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 217
Sonic Automotive Inc
4.63%, 11/15/2029
(g)
3,475 3,110
4.88%, 11/15/2031
(g)
291 254
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
12,717 12,556
SRS Distribution Inc
4.63%, 07/01/2028
(g)
625 623
6.00%, 12/01/2029
(g)
16,145 16,369
6.13%, 07/01/2029
(g)
645 655
Staples Inc
7.50%, 04/15/2026
(g)
4,392 4,234
10.75%, 04/15/2027
(g)
1,165 1,072
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
5,708 5,071
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victoria's Secret & Co
4.63%, 07/15/2029
(g),(h)
$ 2,145 $ 1,685
Walgreens Boots Alliance Inc
3.20%, 04/15/2030 420 360
3.45%, 06/01/2026 1,830 1,730
4.10%, 04/15/2050 970 682
4.65%, 06/01/2046 11 9
4.80%, 11/18/2044
(h)
860 695
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
1,070 1,034
White Cap Parent LLC
8.25%, PIK 9.00%; 03/15/2026
(g),(i),(j)
280 280
Yum! Brands Inc
3.63%, 03/15/2031 699 604
4.63%, 01/31/2032 2,430 2,188
4.75%, 01/15/2030
(g)
1,940 1,815
5.35%, 11/01/2043 254 236
5.38%, 04/01/2032 1,377 1,299
6.88%, 11/15/2037 363 385
$ 190,589
Semiconductors - 0 .15%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
10 10
ams-OSRAM AG
12.25%, 03/30/2029
(g)
1,550 1,551
Entegris Inc
3.63%, 05/01/2029
(g)
833 737
4.38%, 04/15/2028
(g)
880 821
5.95%, 06/15/2030
(g)
1,380 1,344
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
700 635
Synaptics Inc
4.00%, 06/15/2029
(g)
235 206
$ 5,304
Software - 4 .25%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,211 3,195
Alteryx Inc
8.75%, 03/15/2028
(g)
513 521
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
3,140 2,827
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,891 1,893
Camelot Finance SA
4.50%, 11/01/2026
(g)
2,079 1,980
Capstone Borrower Inc
8.00%, 06/15/2030
(g)
8,608 8,674
Castle US Holding Corp
9.50%, 02/15/2028
(g)
345 166
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
6,911 6,986
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
10,637 10,944
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
1,080 983
4.88%, 07/01/2029
(g)
8,227 7,492
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5,625 5,335
9.00%, 09/30/2029
(g)
3,564 3,429
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g)
520 493
6.50%, 10/15/2028
(g),(h)
112 98
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g),(h)
1,616 1,472
Dye & Durham Ltd
8.63%, 04/15/2029
(g)
8,571 8,654

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Elastic NV
4.13%, 07/15/2029
(g)
$ 610 $ 543
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,262 1,162
5.25%, 05/15/2026
(g)
495 486
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
520 459
MicroStrategy Inc
6.13%, 06/15/2028
(g)
300 278
Open Text Corp
3.88%, 02/15/2028
(g)
405 370
3.88%, 12/01/2029
(g)
2,820 2,469
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
770 676
4.13%, 12/01/2031
(g)
515 441
Playtika Holding Corp
4.25%, 03/15/2029
(g)
14,572 12,540
PTC Inc
4.00%, 02/15/2028
(g)
1,981 1,835
Rackspace Technology Global Inc
5.38%, 12/01/2028
(g)
331 89
RingCentral Inc
8.50%, 08/15/2030
(g)
7,227 7,354
ROBLOX Corp
3.88%, 05/01/2030
(g)
750 649
Rocket Software Inc
6.50%, 02/15/2029
(g)
1,260 1,050
9.00%, 11/28/2028
(g),(m)
1,947 1,954
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
903 1,572
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
19,140 18,605
Twilio Inc
3.63%, 03/15/2029 736 653
3.88%, 03/15/2031 7,087 6,135
UKG Inc
6.88%, 02/01/2031
(g)
9,235 9,253
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,990 2,720
West Technology Group LLC
8.50%, 04/10/2027
(g)
520 443
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
15,240 13,452
$ 150,330
Telecommunications - 2 .92%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,280 373
10.50%, 05/15/2027
(g)
1,770 628
Altice France SA
5.13%, 01/15/2029
(g)
13 8
5.13%, 07/15/2029
(g)
3,141 2,046
5.50%, 01/15/2028
(g)
1,555 1,051
5.50%, 10/15/2029
(g)
1,870 1,224
8.13%, 02/01/2027
(g)
2,655 1,999
British Telecommunications PLC
4.25%, 11/23/2081
(g),(k)
900 848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(k)
1,620 1,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope Inc
4.75%, 09/01/2029
(g)
1,519 1,059
6.00%, 03/01/2026
(g)
1,735 1,551
7.13%, 07/01/2028
(g)
725 243
8.25%, 03/01/2027
(g)
6,090 2,348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
$ 1,060 $ 360
6.00%, 06/15/2025
(g)
1,547 1,222
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
1,016 984
Consolidated Communications Inc
5.00%, 10/01/2028
(g),(h)
1,370 1,137
6.50%, 10/01/2028
(g)
1,040 901
Embarq Corp
8.00%, 06/01/2036 1,763 721
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,362
5.88%, 10/15/2027
(g)
3,770 3,616
5.88%, 11/01/2029 745 622
6.00%, 01/15/2030
(g)
1,985 1,654
6.75%, 05/01/2029
(g)
580 510
8.63%, 03/15/2031
(g)
885 894
8.75%, 05/15/2030
(g)
1,716 1,747
Frontier Florida LLC
6.86%, 02/01/2028 1,010 957
Frontier North Inc
6.73%, 02/15/2028 100 94
GoTo Group Inc
5.50%, 05/01/2028
(g)
510 340
Hughes Satellite Systems Corp
5.25%, 08/01/2026 761 630
6.63%, 08/01/2026 1,475 847
Iliad Holding SASU
6.50%, 10/15/2026
(g)
2,742 2,729
7.00%, 10/15/2028
(g)
5,685 5,558
8.50%, 04/15/2031
(g),(m)
502 506
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
3,626 3,471
Level 3 Financing Inc
3.40%, 03/01/2027
(g)
879 527
3.63%, 01/15/2029
(g)
7,118 2,421
3.75%, 07/15/2029
(g)
4,465 1,524
3.88%, 11/15/2029
(g)
755 277
4.25%, 07/01/2028
(g)
4,359 1,679
4.63%, 09/15/2027
(g)
622 358
10.50%, 05/15/2030
(g)
1,140 1,130
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,439 799
4.50%, 01/15/2029
(g)
1,000 301
7.60%, 09/15/2039 667 199
7.65%, 03/15/2042 580 174
Rogers Communications Inc
5.25%, 03/15/2082
(g),(k)
2,223 2,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
6.00%, 09/30/2034 1,114 938
6.38%, 11/15/2033 1,421 1,255
7.20%, 07/18/2036 837 758
7.72%, 06/04/2038
(h)
1,090 1,013
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
364 164
5.63%, 12/06/2026
(g)
700 340
6.50%, 10/15/2027
(g)
432 126
Viasat Inc
5.63%, 09/15/2025
(g)
14,450 13,883
5.63%, 04/15/2027
(g)
2,572 2,354
6.50%, 07/15/2028
(g),(h)
606 463
7.50%, 05/30/2031
(g),(h)
1,115 787
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
14 12

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
$ 1,295 $ 1,058
4.75%, 07/15/2031
(g)
14,080 11,751
7.75%, 04/15/2032
(g)
1,073 1,056
Vodafone Group PLC
3.25%, 06/04/2081
(k)
13 12
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
642 537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,550 1,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
3,635 3,688
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,575 1,518
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
2,725 2,169
6.13%, 03/01/2028
(g)
1,380 920
$ 103,123
Transportation - 0 .31%
Brightline East LLC
11.00%, 01/31/2030
(g),(m)
1,679 1,661
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
145 131
Carriage Purchaser Inc
7.88%, 10/15/2029
(g)
365 323
Danaos Corp
8.50%, 03/01/2028
(g)
1,590 1,604
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
210 183
GN Bondco LLC
9.50%, 10/15/2031
(g),(h)
2,600 2,497
Rand Parent LLC
8.50%, 02/15/2030
(g),(h)
2 2
Seaspan Corp
5.50%, 08/01/2029
(g)
1,222 1,051
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
1,125 1,109
XPO CNW Inc
6.70%, 05/01/2034 738 751
XPO Inc
7.13%, 06/01/2031
(g)
350 352
7.13%, 02/01/2032
(g)
1,340 1,348
$ 11,012
Trucking & Leasing - 0 .23%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(k)
400 398
CME Term Secured Overnight Financing
Rate 3 Month + 4.56%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
1,165 1,118
7.00%, 05/01/2031
(g)
6,125 6,158
9.75%, 08/01/2027
(g)
416 430
NAC Aviation 29 DAC
4.75%, 06/30/2026 195 184
$ 8,288
TOTAL BONDS $ 3,118,498
SENIOR FLOATING RATE INTERESTS
- 7 .47%
Principal
Amount (000's) Value (000's)
Advertising - 0 .07%
Clear Channel Outdoor Holdings Inc
9.19%, 08/23/2028
(n)
$ 2,320 $ 2,319
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Automobile Parts & Equipment - 0 .50%
First Brands Group LLC
10.57%, 03/30/2027
(n)
8,057 7,682
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.57%, 03/30/2027
(n)
1,056 1,011
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
14.14%, 03/30/2028
(n)
5,625 5,316
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
Realtruck Group Inc
8.94%, 01/20/2028
(n)
3,801 3,767
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 17,776
Building Materials - 0 .16%
CP Iris Holdco I Inc
12.43%, 09/15/2029
(n)
5,920 5,594
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Chemicals - 0 .27%
Aruba Investments Holdings LLC
9.43%, 11/24/2027
(n)
2,836 2,750
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
13.18%, 10/27/2028
(n)
7,275 6,918
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
$ 9,668
Commercial Services - 0 .77%
Anticimex Global AB
0.00%, 11/16/2028
(n),(o)
2,575 2,577
Cast & Crew Payroll LLC
0.00%, 12/29/2028
(n),(o)
5,300 5,299
KUEHG Corp
9.82%, 06/12/2030
(n)
8,255 8,273
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Learning Care Group US No 2 Inc
11.10%, 08/11/2028
(n)
7,050 7,060
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
RLG Holdings LLC
12.94%, 07/06/2029
(n)
4,310 3,915
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
$ 27,124
Computers - 0 .07%
McAfee Corp
9.18%, 03/01/2029
(n)
2,494 2,494
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Consumer Products - 0 .11%
Kronos Acquisition Holdings Inc
9.35%, 12/22/2026
(n)
3,711 3,714
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Distribution & Wholesale - 0 .14%
Infinite Bidco LLC
12.57%, 02/24/2029
(n)
5,910 4,994
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .00%
NAI Entertainment Holdings LLC
10.90%, 05/08/2025
(n)
$ 73 $ 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Food - 0 .04%
Quirch Foods Holdings LLC
10.32%, 10/26/2027
(n)
1,502 1,505
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Healthcare - Services - 0 .45%
Aveanna Healthcare LLC
0.00%, 07/17/2028
(n),(o)
310 298
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.49%, 12/10/2029
(n)
9,190 7,911
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Eyecare Partners LLC
9.91%, 11/15/2028
(n)
2,192 1,159
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
12.32%, 11/15/2029
(n)
5,540 1,431
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
12.32%, 11/15/2029
(n)
1,975 510
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Medical Solutions Holdings Inc
12.43%, 10/05/2029
(n)
5,510 4,394
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Sound Inpatient Physicians Holdings LLC
0.00%, 06/26/2026
(d),(n)
4,875 342
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
$ 16,045
Insurance - 1 .06%
Asurion LLC
10.69%, 01/31/2028
(n)
15,800 14,348
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.69%, 01/20/2029
(n)
3,464 3,110
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.69%, 01/20/2029
(n)
12,025 10,796
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Truist Insurance Holdings LLC
0.00%, 03/08/2032
(n),(o)
8,950 9,023
$ 37,277
Internet - 0 .67%
Arches Buyer Inc
8.68%, 12/06/2027
(n)
4,776 4,605
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
MH Sub I LLC
9.58%, 04/24/2028
(n)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
11.58%, 02/12/2029
(n)
10,480 10,338
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
11.14%, 05/26/2028
(n)
9,064 8,713
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 23,835
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .59%
Nexus Buyer LLC
11.68%, 11/05/2029
(n)
$ 1,560 $ 1,550
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
11.68%, 11/05/2029
(n)
19,585 19,456
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 21,006
Machinery - Diversified - 0 .62%
Engineered Machinery Holdings Inc
11.57%, 05/21/2029
(n)
17,631 17,510
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
12.07%, 05/04/2029
(n)
1,610 1,601
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
TK Elevator US Newco Inc
0.00%, 04/30/2030
(n),(o)
2,718 2,728
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 21,839
Mining - 0 .10%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(n)
3,592 3,592
Packaging & Containers - 0 .22%
LABL Inc
10.43%, 10/27/2028
(n)
7,832 7,658
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pharmaceuticals - 0 .18%
Packaging Coordinators Midco Inc
9.07%, 11/30/2027
(n)
6,421 6,438
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Retail - 0 .07%
Whatabrands LLC
8.69%, 08/03/2028
(n)
2,494 2,502
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Semiconductors - 0 .12%
Altar Bidco Inc
10.40%, 02/01/2030
(n)
4,227 4,156
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1 .08%
Applied Systems Inc
10.56%, 02/06/2032
(n)
14,000 14,449
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Ascend Learning LLC
11.18%, 12/10/2029
(n)
1,050 1,028
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AthenaHealth Group Inc
8.58%, 02/15/2029
(n)
1,642 1,638
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Capstone Borrower Inc
9.05%, 06/17/2030
(n)
898 898
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Cloudera Inc
11.24%, 10/08/2029
(n)
1,790 1,716
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(n)
3,294 29

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Mitchell International Inc
11.94%, 10/15/2029
(n)
$ 5,150 $ 5,158
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Modena Buyer LLC
0.00%, 04/18/2031
(n),(o)
3,600 3,521
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Skopima Consilio Parent LLC
12.94%, 05/14/2029
(n)
4,920 4,785
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
UKG Inc
8.81%, 01/30/2031
(n)
5,075 5,097
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 38,319
Telecommunications - 0 .01%
Xplore Inc/CA
0.00%, 10/01/2029
(d),(n)
2,450 179
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Transportation - 0 .17%
Lasership Inc
13.07%, 04/30/2029
(n)
7,320 6,012
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 264,119
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .43%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0 .43%
5.29%, 05/16/2024
(p)
$ 13,650 $ 13,620
5.31%, 05/30/2024
(p)
1,400 1,394
$ 15,014
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 15,014
Total Investments $ 3,636,792
Other Assets and Liabilities -  (2.85)% (100,679)
TOTAL NET ASSETS - 100.00% $ 3,536,113
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $115,502 or
3.27% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,696,814 or 76.26% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $106,184 or 3.00% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after April 30, 2024, at which time the interest rate will be determined.
(p) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Consumer, Cyclical 19 .26%
Financial 15 .92%
Consumer, Non-cyclical 14 .73%
Communications 11 .57%
Industrial 11 .52%
Energy 10 .17%
Technology 6 .98%
Money Market Funds 6 .47%
Basic Materials 4 .60%
Utilities 1 .15%
Government 0 .43%
Diversified 0 .05%
Other Assets and Liabilities
( 2 .85 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 130,197 $ 1,402,844 $ 1,328,661 $ 204,380
$ 130,197 $ 1,402,844 $ 1,328,661 $ 204,380
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,604 $ — $ — $ —
$ 1,604 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,348 0.04%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,576 — 0.00%
Specialty Steel   15.42%, 11/15/2026 02/15/2024 8,096 8,096 0.23%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,970 0.11%
Total $ 13,414 0.38%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Long 180 $ 19,339 $ (137)
US 2 Year Note; June 2024 Short 60 12,159 41
US 5 Year Note; June 2024 Short 60 6,285 38
US Long Bond; June 2024 Long 47 5,349 (133)
Total $ (191)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/20/2024 EUR 5,226 $ 5,664 $ — $ (83)
Bank of New York Mellon 05/20/2024 $ 14,688 EUR 13,486 286 —
Total $ 286 $ (83)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 15,000 $ 877 $ 16 $ 893
Total $ 877 $ 16 $ 893
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $15,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .57 % Shares Held Value (000's)
Money Market Funds - 3 .57%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
9,222,531 $ 9,223
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
80,569,116 80,569
$ 89,792
TOTAL INVESTMENT COMPANIES $ 89,792
COMMON STOCKS - 0 .05 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 19
Oil & Gas - 0 .05%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
4,036 41
TOTAL COMMON STOCKS $ 1,147
BONDS - 89 .69%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .32%
Bombardier Inc
7.25%, 07/01/2031
(f)
$ 3,850 $ 3,860
7.50%, 02/01/2029
(f),(g)
2,415 2,470
8.75%, 11/15/2030
(f)
1,900 2,021
TransDigm Inc
4.88%, 05/01/2029 2,980 2,741
6.38%, 03/01/2029
(f)
7,360 7,304
6.63%, 03/01/2032
(f)
6,242 6,231
6.88%, 12/15/2030
(f)
5,260 5,296
Triumph Group Inc
9.00%, 03/15/2028
(f)
3,245 3,360
$ 33,283
Airlines - 0 .51%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,712 2,450
American Airlines Inc
8.50%, 05/15/2029
(f)
1,295 1,349
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
1,525 1,473
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
5,095 4,779
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,993 2,861
$ 12,912
Automobile Manufacturers - 0 .50%
Ford Motor Co
3.25%, 02/12/2032 12,349 9,946
9.63%, 04/22/2030 1,225 1,407
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(f)
1,079 1,085
$ 12,438
Automobile Parts & Equipment - 1 .48%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 1,609 1,596
6.88%, 07/01/2028
(g)
9,835 9,760
Dana Inc
4.25%, 09/01/2030 6,930 6,004
4.50%, 02/15/2032 1,810 1,536
5.38%, 11/15/2027 6,615 6,392
5.63%, 06/15/2028 3,465 3,339
Phinia Inc
6.75%, 04/15/2029
(f)
2,520 2,529
Tenneco Inc
8.00%, 11/17/2028
(f)
3,835 3,583
ZF North America Capital Inc
6.88%, 04/14/2028
(f)
2,550 2,567
$ 37,306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 1 .62%
Barclays PLC
5.09%, 06/20/2030
(h)
$ 5,330 $ 5,026
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(h),(i),(j)
13,795 13,566
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 11,450
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
UBS Group AG
9.25%, 11/13/2028
(f),(h),(i),(j)
10,000 10,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 40,714
Building Materials - 1 .90%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
13,815 14,553
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 3,144
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f)
3,725 3,699
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
4,955 4,488
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
22,610 21,872
$ 47,756
Chemicals - 3 .34%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,180 7,757
6.50%, 05/15/2026
(f)
8,390 7,996
12.00%, 02/15/2031
(f)
4,935 5,108
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,210
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
3,576 3,049
NOVA Chemicals Corp
9.00%, 02/15/2030
(f)
5,205 5,363
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 541
6.25%, 10/01/2029
(f),(g)
18,680 16,835
7.13%, 10/01/2027
(f)
1,945 1,969
9.75%, 11/15/2028
(f)
7,685 8,155
Tronox Inc
4.63%, 03/15/2029
(f)
9,985 8,907
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
8,580 7,964
$ 83,854
Commercial Services - 3 .22%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,302
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,252
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f)
8,965 8,965
Garda World Security Corp
6.00%, 06/01/2029
(f)
9,888 8,742
9.50%, 11/01/2027
(f)
8,836 8,795
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
10,260 10,023
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,063
4.88%, 01/15/2028 2,815 2,698
5.25%, 01/15/2030 1,775 1,702
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
11,695 11,339

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman Inc
4.63%, 08/15/2028
(f)
$ 2,180 $ 2,012
6.13%, 06/15/2025
(f)
3,890 3,875
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
11,631 10,232
$ 81,000
Computers - 2 .29%
McAfee Corp
7.38%, 02/15/2030
(f)
9,900 9,170
NCR Atleos Corp
9.50%, 04/01/2029
(f)
7,710 8,196
NCR Voyix Corp
5.13%, 04/15/2029
(f)
15,640 14,372
Seagate HDD Cayman
5.75%, 12/01/2034 5,870 5,566
8.50%, 07/15/2031
(f)
2,380 2,541
9.63%, 12/01/2032 7,945 8,912
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 8,882
$ 57,639
Consumer Products - 0 .89%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
8,175 7,109
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
8,499 8,212
7.00%, 12/31/2027
(f)
7,326 7,088
$ 22,409
Distribution & Wholesale - 0 .78%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 6,022
Verde Purchaser LLC
10.50%, 11/30/2030
(f)
12,990 13,683
$ 19,705
Diversified Financial Services - 2 .70%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 11,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
6.63%, 03/15/2026
(g)
4,620 4,606
9.25%, 12/15/2028
(f)
8,510 9,023
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
13,086 12,378
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(f)
6,255 6,541
8.38%, 05/01/2028
(f)
11,370 11,937
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,649
4.00%, 09/15/2030 6,460 5,433
6.63%, 01/15/2028
(g)
2,475 2,467
$ 67,756
Electric - 2 .56%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
20,670 17,475
Elwood Energy LLC
8.16%, 07/05/2026 1,150 931
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(f),(g)
8,370 8,478
NRG Energy Inc
3.63%, 02/15/2031
(f)
8,300 7,026
3.88%, 02/15/2032
(f)
2,281 1,922
10.25%, 03/15/2028
(f),(h),(i)
3,685 3,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
$ 8,619 $ 8,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 10,383
$ 64,255
Electrical Components & Equipment - 0 .25%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,262
Electronics - 1 .38%
EquipmentShare.com Inc
8.63%, 05/15/2032
(f)
9,015 9,172
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,133 12,093
Sensata Technologies BV
4.00%, 04/15/2029
(f)
5,885 5,269
5.00%, 10/01/2025
(f)
1,905 1,880
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 5,177
4.38%, 02/15/2030
(f)
1,365 1,222
$ 34,813
Engineering & Construction - 0 .49%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 12,346
Entertainment - 4 .19%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(f)
9,120 9,280
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
2,680 2,392
6.50%, 02/15/2032
(f)
15,590 15,360
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,809
Churchill Downs Inc
5.75%, 04/01/2030
(f)
14,690 13,978
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
19,230 17,857
International Game Technology PLC
5.25%, 01/15/2029
(f)
3,880 3,665
Light & Wonder International Inc
7.50%, 09/01/2031
(f)
8,735 8,908
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 9,106
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(f)
13,880 14,078
$ 105,433
Environmental Control - 0 .40%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 10,070
Food - 3 .34%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(f)
5,255 4,637
4.63%, 01/15/2027
(f)
7,970 7,615
B&G Foods Inc
5.25%, 09/15/2027
(g)
2,750 2,539
8.00%, 09/15/2028
(f)
9,490 9,834
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,965
7.63%, 07/01/2029
(f)
5,830 5,892
Fiesta Purchaser Inc
7.88%, 03/01/2031
(f)
3,000 3,057
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 13,470 11,218

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Pilgrim's Pride Corp
3.50%, 03/01/2032 $ 3,500 $ 2,882
4.25%, 04/15/2031 13,680 12,103
Post Holdings Inc
4.63%, 04/15/2030
(f)
17,194 15,528
6.25%, 02/15/2032
(f)
2,800 2,763
$ 84,033
Forest Products & Paper - 0 .52%
Mercer International Inc
5.13%, 02/01/2029 7,980 6,970
12.88%, 10/01/2028
(f)
1,155 1,259
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,946
$ 13,175
Healthcare - Products - 0 .29%
Medline Borrower LP
3.88%, 04/01/2029
(f)
8,090 7,247
Healthcare - Services - 4 .30%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
20,058 18,838
Centene Corp
2.50%, 03/01/2031 16,540 13,293
3.00%, 10/15/2030 1,820 1,526
3.38%, 02/15/2030 16,070 14,000
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
12,826 11,190
HCA Inc
3.50%, 09/01/2030 13,100 11,550
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,468
4.38%, 06/15/2028
(f)
7,065 6,552
Tenet Healthcare Corp
6.13%, 06/15/2030 23,265 22,867
6.75%, 05/15/2031
(f)
5,870 5,882
$ 108,166
Home Builders - 1 .64%
Adams Homes Inc
9.25%, 10/15/2028
(f)
6,955 7,182
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,482
Dream Finders Homes Inc
8.25%, 08/15/2028
(f)
7,035 7,246
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,166
5.00%, 03/01/2028
(f)
10,170 9,633
M/I Homes Inc
3.95%, 02/15/2030 6,362 5,518
$ 41,227
Insurance - 0 .26%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
6,670 5,975
6.00%, 08/01/2029
(f)
545 493
$ 6,468
Investment Companies - 0 .99%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 12,333
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 14,971 12,603
$ 24,936
Iron & Steel - 0 .90%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
9,175 8,490
7.00%, 03/15/2032
(f)
5,205 5,084
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,865 9,091
$ 22,665
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 3 .03%
Carnival Corp
4.00%, 08/01/2028
(f)
$ 2,015 $ 1,842
5.75%, 03/01/2027
(f)
5,125 5,002
6.00%, 05/01/2029
(f)
6,395 6,197
7.00%, 08/15/2029
(f)
2,125 2,181
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
9,362 10,151
Life Time Inc
5.75%, 01/15/2026
(f)
12,170 12,038
NCL Corp Ltd
5.88%, 02/15/2027
(f)
6,700 6,545
NCL Finance Ltd
6.13%, 03/15/2028
(f)
11,965 11,675
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
12,120 11,795
7.25%, 01/15/2030
(f)
1,230 1,265
8.25%, 01/15/2029
(f)
6,975 7,360
$ 76,051
Lodging - 1 .89%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
6.63%, 01/15/2032
(f)
13,210 13,023
Sands China Ltd
3.25%, 08/08/2031
(g)
7,955 6,497
Station Casinos LLC
6.63%, 03/15/2032
(f)
14,925 14,626
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
14,355 13,240
$ 47,386
Machinery - Diversified - 0 .72%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
17,160 18,174
Media - 6 .32%
Altice Financing SA
5.00%, 01/15/2028
(f)
4,290 3,386
AMC Networks Inc
10.25%, 01/15/2029
(f)
8,985 8,969
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,029
4.75%, 03/01/2030
(f)
20,950 17,408
4.75%, 02/01/2032
(f)
2,400 1,887
CSC Holdings LLC
4.50%, 11/15/2031
(f)
14,360 9,113
6.50%, 02/01/2029
(f),(g)
12,110 9,032
11.25%, 05/15/2028
(f)
1,600 1,415
Directv Financing LLC
8.88%, 02/01/2030
(f)
1,860 1,809
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,948
DISH DBS Corp
5.13%, 06/01/2029 2,385 958
5.25%, 12/01/2026
(f)
5,570 4,380
7.38%, 07/01/2028 6,100 2,732
DISH Network Corp
11.75%, 11/15/2027
(f)
17,455 17,595
Gray Television Inc
5.38%, 11/15/2031
(f)
10,870 6,534
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,135
6.75%, 10/15/2027
(f)
8,622 7,991
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 7,724
Sirius XM Radio Inc
3.88%, 09/01/2031
(f)
940 756
4.00%, 07/15/2028
(f)
11,265 10,042
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(f)
15,110 14,231

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
$ 4,540 $ 4,042
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 9,139
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,642
$ 158,897
Mining - 2 .18%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 11
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
5,765 5,545
8.63%, 06/01/2031
(f)
3,090 2,991
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,130
6.13%, 04/01/2029
(f)
9,010 8,819
IAMGOLD Corp
5.75%, 10/15/2028
(f),(g)
8,078 7,468
New Gold Inc
7.50%, 07/15/2027
(f)
11,070 11,000
Taseko Mines Ltd
8.25%, 05/01/2030
(f)
14,485 14,716
$ 54,680
Oil & Gas - 6 .79%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(f)
18,733 18,854
Antero Resources Corp
8.38%, 07/15/2026
(f)
2,641 2,713
Apache Corp
5.10%, 09/01/2040 2,420 2,014
5.25%, 02/01/2042 4,865 4,044
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
12,000 11,982
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(f)
4,210 4,352
Civitas Resources Inc
8.63%, 11/01/2030
(f)
11,740 12,493
Comstock Resources Inc
5.88%, 01/15/2030
(f)
6,135 5,588
6.75%, 03/01/2029
(f)
6,780 6,455
6.75%, 03/01/2029
(f)
6,240 5,871
Crescent Energy Finance LLC
7.63%, 04/01/2032
(f)
7,780 7,809
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
7,625 7,512
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(f)
6,550 6,851
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,815
6.00%, 02/01/2031
(f)
4,595 4,387
MEG Energy Corp
7.13%, 02/01/2027
(f)
6,570 6,620
Permian Resources Operating LLC
7.00%, 01/15/2032
(f)
7,200 7,340
Southwestern Energy Co
4.75%, 02/01/2032 8,535 7,686
5.38%, 03/15/2030 2,355 2,236
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 9,810 8,827
Transocean Aquila Ltd
8.00%, 09/30/2028
(f)
2,630 2,675
Transocean Inc
8.50%, 05/15/2031
(f)
11,120 11,070
Vital Energy Inc
7.88%, 04/15/2032
(f)
7,730 7,844
9.75%, 10/15/2030 6,973 7,598
$ 170,636
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 1 .32%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
$ 18,721 $ 18,340
Enerflex Ltd
9.00%, 10/15/2027
(f)
11,379 11,653
Kodiak Gas Services LLC
7.25%, 02/15/2029
(f)
3,200 3,223
$ 33,216
Packaging & Containers - 2 .57%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 8,372
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
8,662 8,122
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,905
8.75%, 04/15/2030
(f)
8,130 7,857
Crown Cork & Seal Co Inc
7.38%, 12/15/2026
(g)
13,099 13,518
LABL Inc
5.88%, 11/01/2028
(f)
6,462 5,747
8.25%, 11/01/2029
(f)
3,985 3,373
9.50%, 11/01/2028
(f)
5,400 5,402
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(f)
6,360 6,479
9.25%, 04/15/2027
(f)
3,925 3,846
$ 64,621
Pharmaceuticals - 3 .74%
180 Medical Inc
3.88%, 10/15/2029
(f)
13,280 11,758
AdaptHealth LLC
5.13%, 03/01/2030
(f)
14,716 12,527
Bausch Health Cos Inc
5.50%, 11/01/2025
(f)
7,555 7,037
6.13%, 02/01/2027
(f)
18,610 13,632
BellRing Brands Inc
7.00%, 03/15/2030
(f)
11,420 11,556
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f)
6,080 6,178
Jazz Securities DAC
4.38%, 01/15/2029
(f)
19,360 17,614
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
7,327 6,568
Prestige Brands Inc
3.75%, 04/01/2031
(f)
8,480 7,214
$ 94,084
Pipelines - 5 .47%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
5,820 5,538
5.75%, 03/01/2027
(f)
12,230 12,007
Buckeye Partners LP
3.95%, 12/01/2026 1,455 1,370
4.13%, 12/01/2027 9,680 9,013
DT Midstream Inc
4.13%, 06/15/2029
(f)
12,564 11,388
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
5,670 5,181
6.38%, 04/01/2029
(f)
5,795 5,741
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 12,205 12,377
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
11,595 11,627
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 18,271
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(f)
2,735 2,778
8.38%, 02/15/2032
(f)
7,225 7,342

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(f)
$ 15,305 $ 12,566
Venture Global LNG Inc
8.38%, 06/01/2031
(f)
9,395 9,641
9.50%, 02/01/2029
(f)
11,910 12,802
$ 137,642
Private Equity - 0 .57%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f),(g)
9,195 8,546
3.75%, 09/15/2030
(f),(g)
4,395 3,647
8.00%, 06/15/2027
(f),(g)
2,085 2,137
$ 14,330
REITs - 2 .38%
Iron Mountain Inc
4.50%, 02/15/2031
(f)
13,900 12,260
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
21,583 19,262
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 9,845 6,601
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 672
5.88%, 10/01/2028
(f)
3,865 3,741
7.50%, 06/01/2025
(f)
4,180 4,179
XHR LP
4.88%, 06/01/2029
(f)
14,253 13,010
$ 59,725
Retail - 4 .95%
Academy Ltd
6.00%, 11/15/2027
(f)
11,250 10,998
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,737
6.63%, 10/01/2030
(f)
3,730 3,727
6.75%, 07/01/2036 1,100 1,073
6.95%, 03/01/2033 2,500 2,416
9.38%, 07/01/2025
(f)
432 447
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 5,815
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 15,040
6.75%, 01/15/2030
(f)
6,635 5,773
Gap Inc/The
3.63%, 10/01/2029
(f)
15,715 13,297
IRB Holding Corp
7.00%, 06/15/2025
(f)
4,915 4,904
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(f)
11,835 11,602
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 10,373
Patrick Industries Inc
4.75%, 05/01/2029
(f)
9,725 8,840
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
5,410 4,993
7.75%, 02/15/2029
(f)
2,500 2,376
Yum! Brands Inc
3.63%, 03/15/2031 13,890 12,003
$ 124,414
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .34%
ams-OSRAM AG
12.25%, 03/30/2029
(f)
8,550 8,555
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 1 .00%
Cloud Software Group Inc
6.50%, 03/31/2029
(f)
$ 6,205 $ 5,885
9.00%, 09/30/2029
(f)
685 659
Open Text Corp
3.88%, 02/15/2028
(f)
3,010 2,748
3.88%, 12/01/2029
(f)
18,070 15,815
$ 25,107
Telecommunications - 1 .96%
Altice France SA
5.50%, 10/15/2029
(f)
3,595 2,352
8.13%, 02/01/2027
(f)
6,375 4,800
Frontier Communications Holdings LLC
5.88%, 11/01/2029 4,560 3,807
8.63%, 03/15/2031
(f)
3,130 3,161
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,985
Level 3 Financing Inc
10.50%, 05/15/2030
(f)
11,425 11,321
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
9,455 9,431
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 11,471
$ 49,328
Textiles - 0 .43%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 4,759
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(f),(k),(l)
EUR 7,175 6,126
$ 10,885
Transportation - 1 .97%
Brightline East LLC
11.00%, 01/31/2030
(f),(m)
$ 10,195 10,090
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
GN Bondco LLC
9.50%, 10/15/2031
(f),(g)
490 471
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
8,625 8,682
SFL Corp Ltd
7.25%, 05/12/2026
(f)
1,800 1,789
8.25%, 04/19/2028 6,200 6,138
8.88%, 02/01/2027 7,900 8,028
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
14,452 14,248
$ 49,541
TOTAL BONDS $ 2,255,140
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7 .05%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .08%
TransDigm Inc
8.56%, 02/14/2031
(n)
$ 1,890 $ 1,900
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 1 .38%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(n)
$ 14,588 $ 15,157
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Mileage Plus Holdings LLC
10.73%, 06/21/2027
(n)
4,185 4,292
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
United Airlines Inc
8.07%, 02/15/2031
(n)
4,745 4,758
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.05%, 01/31/2031
(n)
10,405 10,419
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 34,626
Automobile Parts & Equipment - 0 .15%
Tenneco Inc
10.17%, 11/17/2028
(n)
3,800 3,718
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Building Materials - 0 .06%
MIWD Holdco II LLC
0.00%, 03/21/2031
(n),(o)
1,600 1,607
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Chemicals - 0 .61%
Aruba Investments Holdings LLC
13.17%, 11/24/2028
(n)
16,000 15,216
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Commercial Services - 0 .30%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(n)
7,515 7,529
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Entertainment - 0 .04%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(n)
1,079 1,077
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0 .33%
Fiesta Purchaser Inc
9.32%, 01/31/2031
(n)
8,240 8,268
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest Products & Paper - 0 .30%
Spectrum Group Buyer Inc
11.83%, 05/19/2028
(n)
9,120 7,549
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Healthcare - Services - 0 .49%
Star Parent Inc
9.31%, 09/27/2030
(n)
12,335 12,327
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Insurance - 0 .24%
Acrisure LLC
8.94%, 02/15/2027
(n)
5,953 5,940
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Iron & Steel - 0 .28%
TMS International Corp/DE
9.40%, 03/02/2030
(n)
6,972 6,993
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .16%
Fertitta Entertainment LLC/NV
9.07%, 01/27/2029
(n)
$ 3,950 $ 3,957
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .56%
CSC Holdings LLC
7.94%, 04/15/2027
(n)
1,376 1,158
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.68%, 08/02/2029
(n)
12,998 12,994
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 14,152
Mining - 0 .48%
Arsenal AIC Parent LLC
8.51%, 08/18/2030
(n)
12,035 12,110
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Packaging & Containers - 0 .30%
Mauser Packaging Solutions Holding Co
4.38%, 04/15/2027
(n)
3,000 3,001
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Valcour Packaging LLC
9.19%, 09/30/2028
(n)
2,851 1,711
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.44%, 09/30/2029
(n)
7,063 2,825
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
$ 7,537
Pharmaceuticals - 0 .50%
Endo Finance Holdings Inc
0.00%, 04/09/2031
(n),(o)
12,725 12,677
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Retail - 0 .54%
Foundation Building Materials Inc
8.76%, 01/24/2031
(n)
6,265 6,306
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
7,331 7,341
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 13,647
Software - 0 .25%
Cloud Software Group Inc
9.91%, 03/30/2029
(n)
6,368 6,365
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 177,195
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .18%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .18%
4.63%, 09/15/2026 $ 30,000 $ 29,764
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 29,764
Total Investments $ 2,553,038
Other Assets and Liabilities -  (1.54)% (38,657)
TOTAL NET ASSETS - 100.00% $ 2,514,381

Schedule of Investments
High Yield Fund
April 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40,853 or
1.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,877,480 or 74.67% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $39,353 or 1.57% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $24,238 or 0.96% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after April 30, 2024, at which time the interest rate will be determined.
Portfolio Summary
Sector Percent
Consumer, Cyclical 21 .67%
Consumer, Non-cyclical 17 .40%
Energy 13 .63%
Industrial 11 .44%
Communications 8 .84%
Financial 8 .76%
Basic Materials 8 .61%
Technology 3 .88%
Money Market Funds 3 .57%
Utilities 2 .56%
Government 1 .18%
Other Assets and Liabilities
( 1 .54 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 32,956 $ 616,395 $ 568,782 $ 80,569
$ 32,956 $ 616,395 $ 568,782 $ 80,569
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,555 $ — $ — $ —
$ 1,555 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 05/24/2024 $ 19 GBP 16 $ — $ —
JPMorgan Chase 05/24/2024 $ 6,386 EUR 5,988 — (10)
JPMorgan Chase 05/24/2024 $ 5,953 CAD 8,191 1 —
Total $ 1 $ (10)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.30% Shares Held Value (000's)
Money Market Funds - 1.30%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
24,534,842 $ 24,535
TOTAL INVESTMENT COMPANIES $ 24,535
BONDS - 2.48%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.13%
BX Commercial Mortgage Trust 2024-XL4
8.46%, 02/15/2039
(c)
$ 830 $ 830
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
Commercial Mortgage Trust 2007-GG9
0.58%, 03/10/2039
(c),(d),(e)
82 —
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
66 1
GWT 2024-WLF2
0.00%, 05/15/2041
(c),(f),(g)
1,480 1,476
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
6.59%, 10/15/2036
(c)
220 212
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
$ 2,519
Home Equity Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
5.67%, 04/25/2036 24 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
6.56%, 12/25/2032 6 6
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
6.23%, 06/25/2034 16 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
6.93%, 02/25/2035 23 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 46
Mortgage Backed Securities - 0.72%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(e)
1,663 1,582
Chase Mortgage Finance Trust Series 2007-A2
6.08%, 06/25/2035
(e)
7 6
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(c),(e)
1,347 1,305
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(e)
2,467 2,398
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(e)
2,090 1,637
Fannie Mae REMIC Trust 2004-W5
5.89%, 02/25/2047 10 11
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Impac CMB Trust Series 2004-5
7.76%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
6.41%, 10/25/2034 2 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
6.05%, 04/25/2035 24 22
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2005-5
6.20%, 08/25/2035 $ 5 $ 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(c),(e)
909 852
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.85%, 04/25/2037 1,279 455
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(c),(e)
492 481
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(e)
2,374 1,873
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(c),(e)
615 599
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(c),(e)
1,781 1,752
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(c),(e)
616 615
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
6.17%, 01/25/2045 11 11
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 13,606
Other Asset Backed Securities - 0.54%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(c)
2,091 1,926
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(c)
2,035 1,854
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(c)
1,275 1,219
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 1,948
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,195
$ 10,142
Sovereign - 1.09%
Brazilian Government International Bond
6.13%, 03/15/2034 2,200 2,104
European Union
2.50%, 10/04/2052 EUR 1,175 1,049
3.00%, 03/04/2053 3,200 3,164
French Republic Government Bond OAT
3.00%, 05/25/2054
(c)
3,341 3,248
Israel Government International Bond
5.75%, 03/12/2054 $ 393 354
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(c)
EUR 3,257 3,334
Mexican Bonos
7.75%, 11/23/2034 MXN 12,000 599
8.50%, 03/01/2029 16,500 906
8.50%, 05/31/2029 48,000 2,628
Mexico Government International Bond
3.50%, 02/12/2034 $ 663 531
6.35%, 02/09/2035 878 872
United Kingdom Gilt
4.38%, 07/31/2054 GBP 1,465 1,707
$ 20,496
TOTAL BONDS $ 46,809

Schedule of Investments
Inflation Protection Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97.37%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 1.36%
4.50%, 05/01/2054
(h)
$ 5,330 $ 4,911
5.00%, 05/01/2054
(h)
10,965 10,390
5.50%, 05/01/2054
(h)
10,703 10,387
$ 25,688
U.S. Treasury Inflation-Indexed Obligations - 96.01%
0.13%, 10/15/2025 56,756 54,956
0.13%, 04/15/2026 12,673 12,079
0.13%, 07/15/2026 55,128 52,532
0.13%, 10/15/2026 62,415 59,126
0.13%, 04/15/2027 63,709 59,483
0.13%, 01/15/2030 57,745 51,215
0.13%, 07/15/2030 63,943 56,364
0.13%, 01/15/2031 66,180 57,500
0.13%, 07/15/2031 70,125 60,498
0.13%, 01/15/2032 73,248 62,275
0.13%, 02/15/2051 25,502 14,086
0.13%, 02/15/2052 28,343 15,359
0.25%, 07/15/2029 51,118 46,319
0.25%, 02/15/2050 23,912 13,981
0.38%, 07/15/2025 68,010 66,431
0.38%, 01/15/2027 47,150 44,595
0.38%, 07/15/2027 54,836 51,636
0.50%, 01/15/2028 40,181 37,531
0.63%, 01/15/2026 57,086 55,197
0.63%, 07/15/2032 76,613 67,507
0.63%, 02/15/2043 24,701 17,970
0.75%, 07/15/2028 46,754 43,992
0.75%, 02/15/2042 35,853 27,168
0.75%, 02/15/2045 38,104 27,582
0.88%, 01/15/2029 43,270 40,573
0.88%, 02/15/2047 23,147 16,771
1.00%, 02/15/2046 19,254 14,515
1.00%, 02/15/2048 17,159 12,657
1.00%, 02/15/2049 16,519 12,099
1.13%, 01/15/2033
(i)
73,489 66,830
1.25%, 04/15/2028 51,005 48,837
1.38%, 07/15/2033
(i)
74,509 69,171
1.38%, 02/15/2044 33,971 28,256
1.50%, 02/15/2053 27,451 22,225
1.63%, 10/15/2027 59,812 58,530
1.75%, 01/15/2028 28,863 28,233
1.75%, 01/15/2034 54,213 51,733
2.00%, 01/15/2026 28,104 27,820
2.13%, 04/15/2029 36,540 36,265
2.13%, 02/15/2040 14,101 13,634
2.13%, 02/15/2041 15,459 14,935
2.13%, 02/15/2054 14,050 13,189
2.38%, 01/15/2027 25,852 25,793
2.38%, 10/15/2028 64,133 64,498
2.50%, 01/15/2029 21,267 21,476
3.38%, 04/15/2032 10,456 11,271
3.63%, 04/15/2028 24,588 25,734
3.88%, 04/15/2029 28,538 30,642
$ 1,811,069
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,836,757
TOTAL PURCHASED OPTIONS - 0.01% $ 195
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.04% $ 780
Total Investments $ 1,909,076
Other Assets and Liabilities -  (1.20)% (22,658)
TOTAL NET ASSETS - 100.00% $ 1,886,418
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,336 or 1.71% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $39 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Government 97.10%
Mortgage Securities 2.21%
Money Market Funds 1.30%
Asset Backed Securities 0.54%
Purchased Interest Rate Swaptions 0.04%
Purchased Options 0.01%
Other Assets and Liabilities
(1.20)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Inflation Protection Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,697 $ 572,345 $ 549,507 $ 24,535
$ 1,697 $ 572,345 $ 549,507 $ 24,535
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 237 $ — $ — $ —
$ 237 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CAD Deutsche Bank AG 1 $ 1,941 $ 1.40 05/16/2024 $ 3 $ 1 $ (2)
Call - USD versus CNH Morgan Stanley & Co 1 21,124 $ 7.75 03/09/2026 155 175 20
Call - USD versus MXN Barclays Bank PLC 1 1,941 $ 17.25 05/16/2024 10 15 5
Put - AUD versus USD Deutsche Bank AG 1 AUD 3,006 AUD 0.63 05/16/2024 6 2 (4)
Put - EUR versus USD Citigroup Inc 1 EUR 1,906 EUR 1.05 05/16/2024 5 1 (4)
Put - GBP versus USD JPMorgan Chase 1 GBP 1,639 GBP 1.22 05/16/2024 5 1 (4)
Total $ 184 $ 195 $ 11
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
Secured
Overnight
Financing Rate
Daily 4.54% Annual $ 165,327 4.54% 10/17/2024 $ 338 $ 215 $ (123)
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 4.54% Annual 82,884 4.54% 10/17/2024 170 108 (62)
Call - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 3.58% Annual 2,293 3.58% 05/06/2024 2 — (2)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.38% Daily Secured
Overnight
Financing Rate
Annual 2,293 4.38% 05/06/2024 1 2 1
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 9,961 4.43% 10/18/2024 160 165 5
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 4,981 4.43% 10/18/2024 75 83 8
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.46% Annual Secured
Overnight
Financing Rate
Daily 53,665 4.46% 05/27/2024 227 207 (20)
Total $ 973 $ 780 $ (193)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
3.84% Daily Secured
Overnight
Financing Rate
Annual $ 165,327 3.84% 10/17/2024 $ (137) $ (73) $ 64
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
3.84% Daily Secured
Overnight
Financing Rate
Annual 82,884 3.84% 10/17/2024 (68) (36) 32
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.78% Daily Secured
Overnight
Financing Rate
Annual 2,293 3.78% 05/06/2024 (6) — 6
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 83,669 5.10% 10/18/2024 (146) (179) (33)

Schedule of Investments
Inflation Protection Fund
April 30, 2024 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual $ 41,835 5.10% 10/18/2024 $ (71) $ (90) $ (19)
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 4.18% Annual 2,293 4.18% 05/06/2024 (7) (25) (18)
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 4.70% Annual 53,665 4.70% 05/27/2024 (60) (47) 13
Total $ (495) $ (450) $ 45
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; March 2025 Long 40 $ 9,511 $ —
3 Month Secured Overnight Financing Rate; March 2026 Short 40 9,566 —
3 Month Secured Overnight Financing Rate; September 2024 Long 1 237 —
3 Month Secured Overnight Financing Rate; September 2025 Short 1 239 —
30 Day Federal Funds; April 2024 Long 38 14,991 (8)
Euro Bond 10 Year Bond; June 2024 Short 33 4,581 43
Euro Buxl 30 Year Bond; June 2024 Short 10 1,376 40
UK 10 Year Gilt; June 2024 Long 32 3,830 (24)
US 10 Year Note; June 2024 Short 91 9,777 55
US 10 Year Ultra Note; June 2024 Short 263 28,988 25
US 2 Year Note; June 2024 Long 310 62,823 (135)
US 5 Year Note; June 2024 Long 95 9,951 (30)
US Long Bond; June 2024 Short 66 7,512 90
US Ultra Bond; June 2024 Short 41 4,902 277
Total $ 333
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 05/02/2024 $ 887 GBP 706 $ 4 $ —
Bank of America NA 06/04/2024 $ 121 EUR 113 1 —
Bank of New York Mellon 05/02/2024 $ 557 EUR 524 — (2)
Barclays Bank PLC 05/02/2024 EUR 10,250 $ 10,989 — (50)
Barclays Bank PLC 05/02/2024 $ 21,205 EUR 19,578 311 —
Barclays Bank PLC 06/04/2024 $ 11,003 EUR 10,250 51 —
BNP Paribas 05/02/2024 $ 490 EUR 460 — (1)
BNP Paribas 06/20/2024 JPY 286,635 $ 1,908 — (76)
Citigroup Inc 06/20/2024 $ 1,908 JPY 287,911 68 —
Goldman Sachs & Co 06/20/2024 JPY 1,156,142 $ 7,632 — (244)
Goldman Sachs & Co 06/20/2024 $ 6,090 JPY 928,035 160 —
Goldman Sachs & Co 06/20/2024 $ 619 MXN 10,597 5 —
HSBC Securities Inc 05/02/2024 GBP 1,249 $ 1,565 — (5)
HSBC Securities Inc 05/02/2024 $ 703 GBP 555 10 —
HSBC Securities Inc 06/04/2024 $ 1,565 GBP 1,249 5 —
HSBC Securities Inc 06/20/2024 $ 2,274 JPY 351,928 25 —
Morgan Stanley & Co 05/02/2024 EUR 10,152 $ 11,012 — (177)
Morgan Stanley & Co 06/20/2024 $ 3,816 JPY 573,500 151 —
Total $ 791 $ (555)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 12,744 $ 719 $ 40 $ 759
Total $ 719 $ 40 $ 759
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $12,744.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 EUR 1,605 $ 13 $ 1 $ 14
6 Month Euro Interbank Offered Rate Receive 2.46% Semiannual Semiannual N/A 03/22/2054 342 6 — 6
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 815 6 — 6
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 22 2 24
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 19 — 19
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 3 (3) —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Annual Annual N/A 03/01/2054 $ 470 9 — 9
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 13,840 186 (1) 185
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Annual Annual N/A 03/20/2026 7,095 32 — 32
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.51% Annual Annual N/A 03/01/2034 1,170 (15) 1 (14)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/21/2026 5,015 38 — 38
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Annual Annual N/A 02/23/2026 4,155 28 — 28
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 16,230 130 — 130
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Annual Annual N/A 03/25/2029 3,135 19 — 19
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/14/2025 3,400 22 — 22
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.17% Annual Annual N/A 01/16/2026 6,975 69 — 69
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.12% Annual Annual N/A 01/05/2026 15,185 156 — 156
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Annual Annual N/A 12/18/2053 1,400 25 — 25
Eurostat Eurozone HICP ex Tobacco Pay 2.78% Annual Annual N/A 08/15/2053 EUR 115 8 — 8
Eurostat Eurozone HICP ex Tobacco Pay 2.64% Annual Annual N/A 11/15/2053 255 6 1 7
Eurostat Eurozone HICP ex Tobacco Pay 2.53% Annual Annual N/A 11/15/2053 495 (4) — (4)
Tokyo Overnight  Average Rate Receive 0.27% Annual Annual N/A 03/11/2026 JPY 1,141,395 7 — 7
Tokyo Overnight  Average Rate Pay 0.85% Annual Annual N/A 03/11/2034 239,695 (15) — (15)
Total $ 770 $ 1 $ 771
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .38 % Shares Held Value (000's)
Money Market Funds - 0 .38%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,184,787 $ 1,185
TOTAL INVESTMENT COMPANIES $ 1,185
COMMON STOCKS - 99 .29 % Shares Held Value (000's)
Advertising - 1 .83%
Publicis Groupe SA 51,000 $ 5,628
Aerospace & Defense - 1 .51%
Airbus SE 17,600 2,896
BAE Systems PLC 106,000 1,763
$ 4,659
Agriculture - 0 .41%
Japan Tobacco Inc 47,000 1,264
Apparel - 1 .07%
LVMH Moet Hennessy Louis Vuitton SE 2,578 2,118
Makalot Industrial Co Ltd 98,000 1,173
$ 3,291
Automobile Manufacturers - 4 .88%
Bayerische Motoren Werke AG 9,600 1,046
Hyundai Motor Co 6,000 1,080
Kia Corp 48,500 4,109
Stellantis NV 112,000 2,478
Toyota Motor Corp 157,000 3,581
Volvo AB - B Shares 107,500 2,736
$ 15,030
Automobile Parts & Equipment - 0 .61%
Sailun Group Co Ltd 825,000 1,882
Banks - 15 .19%
Akbank TAS 950,000 1,749
Banca Mediolanum SpA 135,000 1,461
Banco Bilbao Vizcaya Argentaria SA 520,000 5,623
Banco do Brasil SA 664,000 3,515
Bank Mandiri Persero Tbk PT 7,638,000 3,228
Bank Rakyat Indonesia Persero Tbk PT 4,400,000 1,332
BAWAG Group AG
(c),(d)
23,000 1,373
BPER Banca SPA 373,000 1,937
Canara Bank 170,000 1,264
Computershare Ltd 70,000 1,230
Grupo Financiero Banorte SAB de CV 281,000 2,787
HSBC Holdings PLC 128,000 1,110
ICICI Bank Ltd 152,000 2,094
IndusInd Bank Ltd 130,000 2,357
Mitsubishi UFJ Financial Group Inc 518,000 5,160
OTP Bank Nyrt 33,000 1,636
Oversea-Chinese Banking Corp Ltd 167,000 1,734
Sberbank of Russia PJSC ADR
(c)
194,243 —
State Bank of India 244,000 2,410
Swedbank AB 62,000 1,186
UBS Group AG 88,000 2,311
Union Bank of India Ltd 689,000 1,270
$ 46,767
Biotechnology - 0 .54%
Telix Pharmaceuticals Ltd
(c)
174,000 1,670
Building Materials - 0 .98%
James Hardie Industries PLC
(c)
88,000 3,025
Coal - 0 .37%
Coal India Ltd 211,000 1,147
Commercial Services - 2 .52%
Recruit Holdings Co Ltd 67,000 2,886
RELX PLC 75,000 3,081
Wise PLC
(c)
185,000 1,778
$ 7,745
Computers - 1 .85%
Asia Vital Components Co Ltd 93,000 1,835
CGI Inc
(c)
19,200 1,945
Wiwynn Corp 27,000 1,921
$ 5,701
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .96%
L'Oreal SA 6,300 $ 2,954
Distribution & Wholesale - 1 .12%
Ferguson PLC 16,300 3,437
Diversified Financial Services - 1 .69%
Azimut Holding SpA 43,000 1,133
CTBC Financial Holding Co Ltd 1,210,000 1,263
Deutsche Boerse AG 8,000 1,542
Euronext NV
(d)
14,000 1,261
$ 5,199
Electric - 0 .32%
Iberdrola SA 81,000 993
Electrical Components & Equipment - 1 .78%
Schneider Electric SE 17,000 3,876
Sieyuan Electric Co Ltd 177,994 1,595
$ 5,471
Electronics - 0 .49%
ABB Ltd 31,000 1,506
Engineering & Construction - 2 .20%
Larsen & Toubro Ltd 32,500 1,397
Technip Energies NV 74,000 1,743
Vinci SA 20,000 2,343
WSP Global Inc 8,500 1,290
$ 6,773
Food - 2 .50%
Bid Corp Ltd 84,000 1,921
BIM Birlesik Magazalar AS 190,321 2,274
Glanbia PLC 87,500 1,661
Magnit PJSC 24,200 —
Nestle SA 18,400 1,847
$ 7,703
Food Service - 0 .68%
Compass Group PLC 34,000 946
Sodexo SA 13,000 1,132
$ 2,078
Gas - 0 .38%
GAIL India Ltd 470,000 1,174
Hand & Machine Tools - 0 .57%
Schindler Holding AG - PC 7,000 1,745
Healthcare - Products - 0 .29%
Demant A/S
(c)
19,000 907
Home Builders - 0 .38%
Sumitomo Forestry Co Ltd 38,000 1,171
Home Furnishings - 1 .11%
Anker Innovations Technology Co Ltd 116,000 1,376
Beijing Roborock Technology Co Ltd 35,000 2,041
$ 3,417
Insurance - 5 .88%
BB Seguridade Participacoes SA 496,000 3,076
Great-West Lifeco Inc 40,000 1,183
Hannover Rueck SE 5,000 1,240
M&G PLC 420,000 1,052
Porto Seguro SA 160,000 924
Sompo Holdings Inc 72,000 1,425
Sun Life Financial Inc 23,000 1,174
Swiss Life Holding AG 4,364 2,945
Tokio Marine Holdings Inc 161,111 5,092
$ 18,111
Internet - 4 .37%
CAR Group Ltd 76,500 1,659
PDD Holdings Inc ADR
(c)
31,770 3,977
Tencent Holdings Ltd 56,000 2,457
Tencent Music Entertainment Group ADR
(c)
101,000 1,268
Trip.com Group Ltd ADR
(c)
29,000 1,399
U-Next Holdings Co Ltd 39,000 1,090
Vipshop Holdings Ltd ADR 106,000 1,594
$ 13,444

Schedule of Investments
International Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 1 .02%
Evraz PLC
(c)
204,000 $ —
Fortescue Ltd 120,000 1,989
JFE Holdings Inc 77,000 1,149
$ 3,138
Leisure Products & Services - 0 .96%
Hero MotoCorp Ltd 17,000 922
Yamaha Motor Co Ltd 219,000 2,043
$ 2,965
Machinery - Construction & Mining - 0 .67%
HD Hyundai Electric Co Ltd 11,700 2,064
Machinery - Diversified - 2 .55%
Atlas Copco AB - A Shares 180,000 3,153
IMI PLC 152,000 3,311
Wartsila OYJ Abp 75,000 1,383
$ 7,847
Media - 0 .71%
Informa PLC 221,000 2,188
Mining - 1 .95%
BHP Group Ltd 87,000 2,386
NMDC Ltd 395,000 1,199
Rio Tinto Ltd 29,000 2,413
$ 5,998
Miscellaneous Manufacturers - 2 .10%
Diploma PLC 79,000 3,571
Elite Material Co Ltd 97,000 1,208
Siemens AG 9,000 1,686
$ 6,465
Oil & Gas - 4 .29%
Bharat Petroleum Corp Ltd 160,000 1,164
Eni SpA 117,000 1,879
Gazprom PJSC
(c)
288,000 —
Imperial Oil Ltd 24,000 1,650
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
PetroChina Co Ltd 1,739,000 1,621
Shell PLC 101,000 3,591
TotalEnergies SE 45,500 3,303
$ 13,208
Pharmaceuticals - 5 .25%
AstraZeneca PLC 10,200 1,543
Chugai Pharmaceutical Co Ltd 39,000 1,240
Novartis AG 30,000 2,912
Novo Nordisk A/S 73,190 9,386
Roche Holding AG 4,500 1,078
$ 16,159
Pipelines - 0 .50%
Gaztransport Et Technigaz SA 11,000 1,533
Private Equity - 1 .84%
3i Group PLC 122,000 4,359
Intermediate Capital Group PLC 50,000 1,303
$ 5,662
Real Estate - 0 .84%
Sekisui House Ltd 112,000 2,574
Retail - 3 .45%
Alimentation Couche-Tard Inc 23,000 1,275
Associated British Foods PLC 31,000 1,026
Dollarama Inc 20,000 1,668
Industria de Diseno Textil SA 62,000 2,823
Next PLC 11,600 1,301
Pandora A/S 16,500 2,511
$ 10,604
Semiconductors - 8 .78%
Advantest Corp 48,600 1,521
Alchip Technologies Ltd 8,300 783
ASML Holding NV 4,800 4,181
Disco Corp 5,600 1,595
Lasertec Corp 4,500 971
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Novatek Microelectronics Corp 141,000 $ 2,664
Renesas Electronics Corp 68,000 1,104
Rorze Corp 15,100 2,618
Samsung Electronics Co Ltd 43,700 2,429
Taiwan Semiconductor Manufacturing Co Ltd 382,854 9,167
$ 27,033
Shipbuilding - 0 .72%
Yangzijiang Shipbuilding Holdings Ltd 1,717,000 2,204
Software - 4 .40%
Capcom Co Ltd 94,000 1,547
Constellation Software Inc/Canada 500 1,287
Constellation Software Inc/Canada - Warrants
(c),(e)
500 —
Descartes Systems Group Inc/The
(c)
33,300 3,089
NetEase Inc 170,000 3,187
Oracle Corp Japan 23,000 1,726
Rakus Co Ltd 65,000 657
Sage Group PLC/The 142,000 2,059
$ 13,552
Telecommunications - 1 .52%
Accton Technology Corp 126,000 1,765
Shenzhen Transsion Holdings Co Ltd 77,000 1,522
Xiaomi Corp
(c),(d)
631,000 1,376
$ 4,663
Toys, Games & Hobbies - 0 .35%
Nintendo Co Ltd 22,000 1,073
Transportation - 0 .91%
Jiayou International Logistics Co Ltd 312,200 1,095
TFI International Inc 13,000 1,693
$ 2,788
TOTAL COMMON STOCKS $ 305,610
PREFERRED STOCKS - 0 .90 % Shares Held Value (000's)
Oil & Gas - 0 .90%
Petroleo Brasileiro SA 2.28% 342,000 $ 2,761
TOTAL PREFERRED STOCKS $ 2,761
Total Investments $ 309,556
Other Assets and Liabilities -  (0.57)% (1,747)
TOTAL NET ASSETS - 100.00% $ 307,809
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,010 or 1.30% of net assets.
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Fund I
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 13 .45%
United Kingdom 12 .16%
France 8 .95%
China 8 .03%
Taiwan 7 .07%
India 5 .32%
Canada 5 .28%
Switzerland 4 .67%
Denmark 4 .16%
Australia 3 .69%
Brazil 3 .34%
Korea, Republic Of 3 .14%
Spain 3 .07%
Ireland 2 .81%
Netherlands 2 .58%
Sweden 2 .29%
Italy 2 .08%
Germany 1 .79%
Indonesia 1 .48%
Turkey 1 .31%
Mexico 0 .91%
South Africa 0 .62%
Singapore 0 .56%
Hungary 0 .53%
Austria 0 .45%
Finland 0 .45%
United States 0 .38%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .57 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 937 $ 52,143 $ 51,895 $ 1,185
$ 937 $ 52,143 $ 51,895 $ 1,185
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .85 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Russell 1000 Growth ETF 62,800 $ 20,274
Money Market Funds - 1 .64%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
160,765 161
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
158,202,151 158,202
$ 158,363
TOTAL INVESTMENT COMPANIES $ 178,637
CONVERTIBLE PREFERRED STOCKS
- 0 .09 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 3,009
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,102
Software - 0 .04%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 1,445
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,349
$ 3,794
TOTAL CONVERTIBLE PREFERRED STOCKS $ 8,905
COMMON STOCKS - 98 .08 % Shares Held Value (000's)
Advertising - 0 .01%
Trade Desk Inc/The
(d)
16,254 $ 1,347
Aerospace & Defense - 1 .12%
Boeing Co/The
(d)
32,506 5,456
HEICO Corp 1,487 308
HEICO Corp - Class A 2,684 445
Howmet Aerospace Inc 428,614 28,610
Lockheed Martin Corp 7,997 3,718
Northrop Grumman Corp 325 158
Spirit AeroSystems Holdings Inc
(d)
463 15
TransDigm Group Inc 55,960 69,840
$ 108,550
Airlines - 0 .00%
American Airlines Group Inc
(d)
9,619 130
Delta Air Lines Inc 1,404 70
$ 200
Apparel - 0 .03%
Birkenstock Holding Plc
(d),(g)
366 16
Crocs Inc
(d)
2,231 278
Deckers Outdoor Corp
(d)
941 770
NIKE Inc 23,224 2,143
Skechers USA Inc
(d)
407 27
Tapestry Inc 630 25
$ 3,259
Automobile Manufacturers - 0 .19%
Tesla Inc
(d)
102,262 18,743
Automobile Parts & Equipment - 0 .05%
Allison Transmission Holdings Inc 373 27
Aurora Innovation Inc
(d)
1,843,951 5,117
$ 5,144
Banks - 0 .01%
First Citizens BancShares Inc/NC 51 86
NU Holdings Ltd/Cayman Islands
(d)
59,038 641
$ 727
Beverages - 0 .14%
Boston Beer Co Inc/The
(d)
346 96
Brown-Forman Corp - A Shares 1,553 76
Brown-Forman Corp - B Shares 5,374 257
Celsius Holdings Inc
(d)
5,287 377
Coca-Cola Co/The 71,673 4,427
Constellation Brands Inc 642 163
Monster Beverage Corp
(d)
27,456 1,468
PepsiCo Inc 35,310 6,211
$ 13,075
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .42%
Alnylam Pharmaceuticals Inc
(d)
3,656 $ 526
Amgen Inc 13,467 3,689
Apellis Pharmaceuticals Inc
(d)
3,716 164
Argenx SE ADR
(d)
51,000 19,151
BioMarin Pharmaceutical Inc
(d)
883 71
Certara Inc
(d)
1,853 32
Exelixis Inc
(d)
8,541 200
Illumina Inc
(d)
1,727 213
Incyte Corp
(d)
5,006 261
Ionis Pharmaceuticals Inc
(d)
4,509 186
Legend Biotech Corp ADR
(d)
274,092 11,989
Maravai LifeSciences Holdings Inc
(d)
2,726 22
Regeneron Pharmaceuticals Inc
(d)
246 219
Roivant Sciences Ltd
(d)
13,432 146
Sarepta Therapeutics Inc
(d)
3,288 416
Ultragenyx Pharmaceutical Inc
(d)
3,141 134
Vertex Pharmaceuticals Inc
(d)
8,736 3,432
$ 40,851
Building Materials - 0 .02%
Armstrong World Industries Inc 550 63
Eagle Materials Inc 823 206
Trane Technologies PLC 2,466 782
Trex Co Inc
(d)
3,993 354
Vulcan Materials Co 1,062 274
$ 1,679
Chemicals - 0 .05%
Axalta Coating Systems Ltd
(d)
1,015 32
Ecolab Inc 7,123 1,611
FMC Corp 799 47
Linde PLC 1,670 736
PPG Industries Inc 2,162 279
RPM International Inc 971 104
Sherwin-Williams Co/The 7,303 2,188
$ 4,997
Commercial Services - 5 .44%
Affirm Holdings Inc
(d)
113,258 3,611
Automatic Data Processing Inc 13,154 3,182
Avis Budget Group Inc 295 28
Block Inc
(d)
7,600 555
Booz Allen Hamilton Holding Corp 4,717 697
Bright Horizons Family Solutions Inc
(d)
306 32
Cintas Corp 227,950 150,068
Corpay Inc
(d)
2,415 730
CoStar Group Inc
(d)
1,467,234 134,296
Equifax Inc 114,397 25,189
Euronet Worldwide Inc
(d)
807 83
FTI Consulting Inc
(d)
266 57
Gartner Inc
(d)
2,796 1,154
Global Payments Inc 191,143 23,467
Grand Canyon Education Inc
(d)
358 46
H&R Block Inc 3,473 164
MarketAxess Holdings Inc 1,354 271
Moody's Corp 5,331 1,974
Morningstar Inc 935 264
Paylocity Holding Corp
(d)
215,529 33,441
PayPal Holdings Inc
(d)
36,236 2,461
Quanta Services Inc 1,383 358
RB Global Inc 5,116 366
Rollins Inc 9,407 419
S&P Global Inc 339,220 141,058
Service Corp International/US 1,935 139
Shift4 Payments Inc
(d)
2,143 124
Toast Inc
(d)
13,588 321
U-Haul Holding Co 1,539 94
U-Haul Holding Co
(d)
129 8
United Rentals Inc 501 335
Valvoline Inc
(d)
1,555 66
Verisk Analytics Inc 5,253 1,145
WEX Inc
(d)
712 150

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WillScot Mobile Mini Holdings Corp
(d)
1,932 $ 71
$ 526,424
Computers - 4 .76%
Accenture PLC - Class A 23,434 7,052
Apple Inc 2,450,039 417,315
Crowdstrike Holdings Inc
(d)
7,865 2,301
EPAM Systems Inc
(d)
2,037 479
Fortinet Inc
(d)
504,553 31,878
Genpact Ltd 1,889 58
Globant SA
(d)
1,506 269
HP Inc 6,491 182
KBR Inc 1,947 126
NetApp Inc 3,084 315
Pure Storage Inc
(d)
8,205 414
Zscaler Inc
(d)
3,253 563
$ 460,952
Consumer Products - 0 .03%
Avery Dennison Corp 968 211
Church & Dwight Co Inc 8,066 870
Clorox Co/The 4,551 673
Kimberly-Clark Corp 11,692 1,596
$ 3,350
Cosmetics & Personal Care - 0 .04%
Estee Lauder Cos Inc/The 2,661 390
Kenvue Inc 21,686 408
Procter & Gamble Co/The 16,334 2,666
$ 3,464
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
31,659 1,719
Fastenal Co 15,775 1,072
Ferguson PLC 441 93
Pool Corp 1,388 503
SiteOne Landscape Supply Inc
(d)
571 90
Watsco Inc 330 148
WW Grainger Inc 1,636 1,507
$ 5,132
Diversified Financial Services - 5 .29%
American Express Co 7,015 1,642
Ameriprise Financial Inc 3,706 1,526
Apollo Global Management Inc 19,246 2,086
Ares Management Corp 6,186 823
Blue Owl Capital Inc 2,909 55
Charles Schwab Corp/The 425,844 31,491
Houlihan Lokey Inc 162 21
LPL Financial Holdings Inc 2,768 745
Mastercard Inc 723,277 326,343
Rocket Cos Inc
(d)
1,809 22
SLM Corp 3,536 75
TPG Inc 799 34
Tradeweb Markets Inc 234,134 23,814
UWM Holdings Corp 1,425 9
Visa Inc 458,184 123,072
Western Union Co/The 2,294 31
XP Inc 1,150 24
$ 511,813
Electric - 0 .01%
AES Corp/The 15,022 269
Vistra Corp 3,890 295
$ 564
Electrical Components & Equipment - 1 .11%
ChargePoint Holdings Inc
(d)
13,144 17
Generac Holdings Inc
(d)
789,319 107,316
Universal Display Corp 843 133
$ 107,466
Electronics - 0 .90%
Allegion plc 2,982 362
Amphenol Corp 699,484 84,477
Honeywell International Inc 3,158 609
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hubbell Inc 889 $ 329
Jabil Inc 2,879 338
Keysight Technologies Inc
(d)
1,663 246
Mettler-Toledo International Inc
(d)
792 974
Vontier Corp 2,102 85
$ 87,420
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
4,899 533
Engineering & Construction - 0 .00%
EMCOR Group Inc 580 207
TopBuild Corp
(d)
89 36
$ 243
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
3,364 120
Churchill Downs Inc 2,610 337
DraftKings Inc
(d)
15,414 641
Live Nation Entertainment Inc
(d)
1,414 126
TKO Group Holdings Inc 2,229 211
Vail Resorts Inc 161 30
$ 1,465
Environmental Control - 0 .98%
Tetra Tech Inc 413 80
Veralto Corp 984,735 92,250
Waste Management Inc 13,488 2,806
$ 95,136
Food - 0 .03%
Albertsons Cos Inc 1,537 31
Hershey Co/The 4,094 794
Lamb Weston Holdings Inc 5,051 421
Performance Food Group Co
(d)
2,646 180
Sysco Corp 18,462 1,372
$ 2,798
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 1,912 420
MSA Safety Inc 269 48
$ 468
Healthcare - Products - 7 .38%
10X Genomics Inc
(d)
3,670 107
Abbott Laboratories 4,016 426
Agilent Technologies Inc 8,758 1,200
Align Technology Inc
(d)
382,422 107,989
Bio-Techne Corp 5,402 341
Bruker Corp 3,704 289
Danaher Corp 106,996 26,387
Edwards Lifesciences Corp
(d)
1,152,555 97,587
Exact Sciences Corp
(d)
2,274 135
GE HealthCare Technologies Inc 1,224 93
Globus Medical Inc
(d)
1,346 67
IDEXX Laboratories Inc
(d)
3,028 1,492
Inspire Medical Systems Inc
(d)
1,052 254
Insulet Corp
(d)
2,546 438
Intuitive Surgical Inc
(d)
688,884 255,314
Masimo Corp
(d)
1,575 212
Natera Inc
(d)
3,951 367
Novocure Ltd
(d)
4,495 55
Penumbra Inc
(d)
52,587 10,331
Repligen Corp
(d)
979 161
ResMed Inc 5,347 1,144
Shockwave Medical Inc
(d)
1,325 437
Stryker Corp 260,224 87,566
Tandem Diabetes Care Inc
(d)
374 14
Thermo Fisher Scientific Inc 211,192 120,109
Waters Corp
(d)
2,148 664
West Pharmaceutical Services Inc 2,718 972
$ 714,151

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .95%
agilon health Inc
(d)
11,101 $ 61
Chemed Corp 375 213
DaVita Inc
(d)
1,978 275
Elevance Health Inc 1,152 609
Encompass Health Corp 290 24
Ginkgo Bioworks Holdings Inc
(d)
6,064 5
HCA Healthcare Inc 1,507 467
Humana Inc 38,999 11,781
ICON PLC
(d)
485 145
IQVIA Holdings Inc
(d)
6,214 1,440
Medpace Holdings Inc
(d)
847 329
Molina Healthcare Inc
(d)
1,147 392
Sotera Health Co
(d)
2,974 33
UnitedHealth Group Inc 356,724 172,548
$ 188,322
Home Builders - 0 .00%
NVR Inc
(d)
9 67
Home Furnishings - 0 .00%
Tempur Sealy International Inc 1,353 68
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 1,649 113
Insurance - 1 .74%
Arch Capital Group Ltd
(d)
1,848 173
Arthur J Gallagher & Co 473 111
Brighthouse Financial Inc
(d)
286 14
Brown & Brown Inc 3,399 277
Equitable Holdings Inc 12,527 462
Everest Group Ltd 230 84
Kinsale Capital Group Inc 794 288
Lincoln National Corp 675 18
Marsh & McLennan Cos Inc 14,699 2,931
Primerica Inc 839 178
Progressive Corp/The 785,200 163,518
RenaissanceRe Holdings Ltd 531 117
RLI Corp 383 54
Ryan Specialty Holdings Inc 3,485 172
Willis Towers Watson PLC 516 130
$ 168,527
Internet - 19 .68%
Airbnb Inc
(d)
15,350 2,434
Alphabet Inc - A Shares 2,136,797 347,828
Alphabet Inc - C Shares 1,389,308 228,736
Amazon.com Inc
(d)
3,547,028 620,730
Booking Holdings Inc 19,045 65,744
CDW Corp/DE 4,686 1,133
Coupang Inc
(d)
1,965,506 44,224
DoorDash Inc - Class A
(d)
8,993 1,162
eBay Inc 1,422 73
Etsy Inc
(d)
2,528 174
Expedia Group Inc
(d)
3,599 485
Gen Digital Inc 3,451 70
GoDaddy Inc
(d)
3,155 386
Lyft Inc
(d)
12,633 198
Maplebear Inc
(d)
624 21
Match Group Inc
(d)
1,979,533 61,009
MercadoLibre Inc
(d)
9,100 13,274
Meta Platforms Inc 562,552 241,994
Netflix Inc
(d)
116,954 64,400
Okta Inc
(d)
421 39
Palo Alto Networks Inc
(d)
11,315 3,291
Pinterest Inc
(d)
21,587 722
Roku Inc
(d)
656 38
Shopify Inc
(d)
434,900 30,530
Spotify Technology SA
(d)
99,482 27,898
Uber Technologies Inc
(d)
2,232,690 147,960
VeriSign Inc
(d)
203 34
Wayfair Inc
(d)
1,151 58
$ 1,904,645
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 240 $ 19
Norwegian Cruise Line Holdings Ltd
(d)
4,067 77
Peloton Interactive Inc
(d)
1,083,500 3,370
Planet Fitness Inc
(d)
1,625 97
Polaris Inc 205 18
Royal Caribbean Cruises Ltd
(d)
2,587 361
YETI Holdings Inc
(d)
3,463 124
$ 4,066
Lodging - 1 .30%
Choice Hotels International Inc
(g)
1,194 141
Hilton Worldwide Holdings Inc 623,115 122,929
Las Vegas Sands Corp 12,670 562
Marriott International Inc/MD 8,891 2,099
Travel + Leisure Co 1,368 60
Wyndham Hotels & Resorts Inc 249 18
Wynn Resorts Ltd 273 25
$ 125,834
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 671 64
Caterpillar Inc 14,188 4,747
Vertiv Holdings Co 1,001 93
$ 4,904
Machinery - Diversified - 1 .31%
Deere & Co 8,930 3,495
Graco Inc 2,509 201
IDEX Corp 251,315 55,405
Ingersoll Rand Inc 707,092 65,986
Otis Worldwide Corp 975 89
Rockwell Automation Inc 4,228 1,146
Toro Co/The 3,827 335
Xylem Inc/NY 1,128 147
$ 126,804
Media - 0 .02%
Cable One Inc 18 7
Charter Communications Inc
(d)
3,704 948
FactSet Research Systems Inc 1,403 585
Liberty Broadband Corp - A Shares
(d)
148 7
Liberty Broadband Corp - C Shares
(d)
1,034 52
Nexstar Media Group Inc 457 73
$ 1,672
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 2,501 393
Valmont Industries Inc 60 12
$ 405
Mining - 0 .00%
Southern Copper Corp 3,134 366
Miscellaneous Manufacturers - 0 .03%
A O Smith Corp 557 46
Axon Enterprise Inc
(d)
2,583 810
Donaldson Co Inc 2,009 145
Illinois Tool Works Inc 8,996 2,196
$ 3,197
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
366 115
Oil & Gas - 0 .02%
APA Corp 10,007 314
Hess Corp 5,713 900
Ovintiv Inc 4,185 215
Texas Pacific Land Corp 686 395
$ 1,824
Oil & Gas Services - 0 .34%
Halliburton Co 6,653 249
Schlumberger NV 679,013 32,240
$ 32,489

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 5,714 $ 23
Graphic Packaging Holding Co 5,995 155
Sealed Air Corp 3,179 100
$ 278
Pharmaceuticals - 4 .63%
AbbVie Inc 65,463 10,647
Becton Dickinson & Co 211,671 49,658
Cardinal Health Inc 4,649 479
Cencora Inc 6,225 1,488
Cigna Group/The 320,352 114,378
Dexcom Inc
(d)
14,264 1,817
Eli Lilly & Co 173,299 135,364
Jazz Pharmaceuticals PLC
(d)
1,262 140
McKesson Corp 1,875 1,007
Merck & Co Inc 17,248 2,229
Neurocrine Biosciences Inc
(d)
3,553 489
Zoetis Inc 821,896 130,879
$ 448,575
Pipelines - 0 .03%
Antero Midstream Corp 4,851 67
Cheniere Energy Inc 8,833 1,394
New Fortress Energy Inc 2,589 68
ONEOK Inc 1,279 101
Targa Resources Corp 8,146 929
$ 2,559
Private Equity - 0 .04%
Blackstone Inc 26,427 3,082
KKR & Co Inc 6,013 559
$ 3,641
REITs - 0 .07%
American Tower Corp 17,262 2,961
Crown Castle Inc 1,682 158
Equinix Inc 1,718 1,222
Equity LifeStyle Properties Inc 2,322 140
Iron Mountain Inc 5,278 409
Lamar Advertising Co 2,459 285
Public Storage 3,348 869
SBA Communications Corp 433 81
Simon Property Group Inc 2,599 365
Sun Communities Inc 1,070 119
UDR Inc 789 30
$ 6,639
Retail - 4 .01%
AutoZone Inc
(d)
533 1,576
Best Buy Co Inc 1,067 79
BJ's Wholesale Club Holdings Inc
(d)
1,840 137
Burlington Stores Inc
(d)
2,371 427
CarMax Inc
(d)
381 26
Casey's General Stores Inc 230 74
Cava Group Inc
(d)
1,494 107
Chipotle Mexican Grill Inc
(d)
16,533 52,237
Costco Wholesale Corp 283,298 204,796
Darden Restaurants Inc 2,067 317
Dick's Sporting Goods Inc 193 39
Dollar General Corp 221,586 30,843
Domino's Pizza Inc 1,276 675
Five Below Inc
(d)
2,008 294
Floor & Decor Holdings Inc
(d)
3,826 422
Freshpet Inc
(d)
512 54
Home Depot Inc/The 37,097 12,399
Lowe's Cos Inc 15,696 3,579
Lululemon Athletica Inc
(d)
4,094 1,476
McDonald's Corp 11,165 3,048
Murphy USA Inc 667 276
Ollie's Bargain Outlet Holdings Inc
(d)
849 62
O'Reilly Automotive Inc
(d)
1,857 1,882
RH
(d)
110 27
Ross Stores Inc 454,052 58,823
Starbucks Corp 41,229 3,648
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Target Corp 16,973 $ 2,732
Texas Roadhouse Inc 2,454 395
TJX Cos Inc/The 42,285 3,979
Tractor Supply Co 4,029 1,100
Ulta Beauty Inc
(d)
1,803 730
Victoria's Secret & Co
(d)
1,473 26
Wendy's Co/The 6,817 136
Williams-Sonoma Inc 328 94
Wingstop Inc 1,092 420
Yum! Brands Inc 9,074 1,282
$ 388,217
Semiconductors - 9 .96%
Advanced Micro Devices Inc
(d)
187,914 29,762
Allegro MicroSystems Inc
(d)
2,998 89
Applied Materials Inc 26,185 5,202
ASML Holding NV - NY Reg Shares 70,046 61,113
Broadcom Inc 15,981 20,780
Entegris Inc 335 44
KLA Corp 5,010 3,453
Lam Research Corp 4,616 4,129
Lattice Semiconductor Corp
(d)
5,015 344
Marvell Technology Inc 1,560,559 102,856
Microchip Technology Inc 14,041 1,291
Monolithic Power Systems Inc 1,685 1,128
NVIDIA Corp 748,173 646,437
NXP Semiconductors NV 305,539 78,276
QUALCOMM Inc 36,084 5,984
Teradyne Inc 4,725 550
Texas Instruments Inc 13,665 2,411
$ 963,849
Software - 24 .36%
Adobe Inc
(d)
379,670 175,723
ANSYS Inc
(d)
2,628 854
AppLovin Corp
(d)
1,911 135
Atlassian Corp
(d)
801,698 138,133
Autodesk Inc
(d)
518,134 110,285
Bentley Systems Inc 6,641 349
Broadridge Financial Solutions Inc 3,602 697
Cadence Design Systems Inc
(d)
338,147 93,204
Cloudflare Inc
(d)
10,890 952
Confluent Inc
(d)
6,819 192
Datadog Inc
(d)
10,319 1,295
Dayforce Inc
(d)
546 33
DocuSign Inc
(d)
7,450 422
DoubleVerify Holdings Inc
(d)
5,060 148
Doximity Inc
(d)
2,238 54
Dropbox Inc - A Shares
(d)
8,450 196
Dynatrace Inc
(d)
544,052 24,651
Elastic NV
(d)
2,912 298
Fair Isaac Corp
(d)
28,203 31,963
Fiserv Inc
(d)
907,801 138,593
Five9 Inc
(d)
2,842 164
Gitlab Inc
(d)
3,223 169
HashiCorp Inc
(d)
2,658 86
HubSpot Inc
(d)
1,711 1,035
Informatica Inc
(d)
146 4
Intuit Inc 523,206 327,328
Jack Henry & Associates Inc 921 150
Magic Leap Inc
(d),(e),(f)
10,706 51
Manhattan Associates Inc
(d)
2,260 466
Microsoft Corp 2,241,660 872,746
MongoDB Inc
(d)
28,049 10,243
MSCI Inc 1,406 655
nCino Inc
(d)
268 8
Nutanix Inc
(d)
2,361 143
Oracle Corp 23,406 2,662
Palantir Technologies Inc
(d)
71,402 1,569
Paychex Inc 11,882 1,412
Paycom Software Inc 1,893 356

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycor HCM Inc
(d)
1,264 $ 22
Pegasystems Inc 1,676 100
Playtika Holding Corp 846 6
Procore Technologies Inc
(d)
2,925 200
PTC Inc
(d)
2,198 390
RingCentral Inc
(d)
3,410 101
ROBLOX Corp
(d)
17,428 620
Salesforce Inc 116,561 31,348
SentinelOne Inc
(d)
1,342 28
ServiceNow Inc
(d)
339,654 235,492
Smartsheet Inc
(d)
4,705 178
Snowflake Inc - Class A
(d)
11,594 1,799
Stripe Inc - Class B
(d),(e),(f)
114,126 2,967
Synopsys Inc
(d)
5,628 2,986
Teradata Corp
(d)
3,599 133
Twilio Inc
(d)
1,198 72
Tyler Technologies Inc
(d)
1,148 530
UiPath Inc
(d)
10,744 204
Unity Software Inc
(d)
4,586 111
Veeva Systems Inc
(d)
395,496 78,530
Workday Inc
(d)
261,761 64,060
ZoomInfo Technologies Inc
(d)
6,208 98
$ 2,357,399
Telecommunications - 0 .35%
Arista Networks Inc
(d)
9,245 2,372
Iridium Communications Inc 4,588 141
Motorola Solutions Inc 5,599 1,899
T-Mobile US Inc 177,648 29,165
Ubiquiti Inc 152 16
$ 33,593
Transportation - 0 .06%
CH Robinson Worldwide Inc 3,290 234
CSX Corp 8,076 268
Expeditors International of Washington Inc 795 89
JB Hunt Transport Services Inc 648 105
Landstar System Inc 1,038 181
Old Dominion Freight Line Inc 6,764 1,229
Saia Inc
(d)
126 50
Union Pacific Corp 9,622 2,282
United Parcel Service Inc 7,396 1,091
$ 5,529
TOTAL COMMON STOCKS $ 9,493,648
Total Investments $ 9,681,190
Other Assets and Liabilities -  (0.02)% (1,838)
TOTAL NET ASSETS - 100.00% $ 9,679,352
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $161 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $156 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 39 .12%
Consumer, Non-cyclical 20 .06%
Communications 20 .06%
Financial 7 .15%
Consumer, Cyclical 5 .72%
Industrial 5 .58%
Money Market Funds 1 .64%
Energy 0 .40%
Exchange-Traded Funds 0 .21%
Basic Materials 0 .07%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 271,630 $ 1,452,740 $ 1,566,168 $ 158,202
$ 271,630 $ 1,452,740 $ 1,566,168 $ 158,202
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 5,683 $ — $ — $ —
$ 5,683 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 51 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 1,445 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,349 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,102 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,967 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 3,009 0.03%
Total $ 11,923 0.12%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 47 $ 11,907 $ (87)
Total $ (87)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .27 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 23,860
Money Market Funds - 0 .94%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
11,579 12
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
68,030,130 68,030
$ 68,042
TOTAL INVESTMENT COMPANIES $ 91,902
COMMON STOCKS - 98 .67 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 65,021 $ 1,979
Omnicom Group Inc 33,612 3,121
$ 5,100
Aerospace & Defense - 1 .81%
Boeing Co/The
(d)
97,366 16,342
General Dynamics Corp 38,543 11,065
General Electric Co 184,764 29,899
Howmet Aerospace Inc 66,405 4,433
L3Harris Technologies Inc 32,177 6,887
Lockheed Martin Corp 36,511 16,975
Northrop Grumman Corp 23,944 11,614
RTX Corp 225,254 22,868
TransDigm Group Inc 9,440 11,781
$ 131,864
Agriculture - 0 .63%
Altria Group Inc 299,381 13,116
Archer-Daniels-Midland Co 90,551 5,312
Bunge Global SA 24,665 2,510
Philip Morris International Inc 263,557 25,022
$ 45,960
Airlines - 0 .17%
American Airlines Group Inc
(d)
111,074 1,501
Delta Air Lines Inc 108,714 5,443
Southwest Airlines Co 101,294 2,627
United Airlines Holdings Inc
(d)
55,686 2,866
$ 12,437
Apparel - 0 .35%
Deckers Outdoor Corp
(d)
4,357 3,566
NIKE Inc 206,648 19,065
Ralph Lauren Corp 6,629 1,085
Tapestry Inc 38,939 1,555
$ 25,271
Automobile Manufacturers - 1 .64%
Cummins Inc 24,073 6,800
Ford Motor Co 662,570 8,050
General Motors Co 195,987 8,727
PACCAR Inc 88,801 9,423
Tesla Inc
(d)
470,388 86,213
$ 119,213
Automobile Parts & Equipment - 0 .06%
Aptiv PLC
(d)
47,373 3,364
BorgWarner Inc 39,011 1,278
$ 4,642
Banks - 4 .14%
Bank of America Corp 1,168,846 43,259
Bank of New York Mellon Corp/The 128,914 7,282
Citigroup Inc 323,087 19,815
Citizens Financial Group Inc 79,149 2,700
Comerica Inc 22,392 1,124
Fifth Third Bancorp 115,633 4,216
Goldman Sachs Group Inc/The 55,363 23,624
Huntington Bancshares Inc/OH 245,878 3,312
JPMorgan Chase & Co 490,802 94,106
KeyCorp 158,998 2,304
M&T Bank Corp 28,206 4,073
Morgan Stanley 212,685 19,320
Northern Trust Corp 34,825 2,869
PNC Financial Services Group Inc/The 67,572 10,356
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 156,867 $ 3,023
State Street Corp 51,262 3,716
Truist Financial Corp 226,427 8,502
US Bancorp 264,331 10,740
Wells Fargo & Co 610,975 36,243
$ 300,584
Beverages - 1 .44%
Brown-Forman Corp - B Shares 30,698 1,469
Coca-Cola Co/The 660,581 40,804
Constellation Brands Inc 27,309 6,922
Keurig Dr Pepper Inc 176,812 5,958
Molson Coors Beverage Co 31,435 1,800
Monster Beverage Corp
(d)
125,409 6,703
PepsiCo Inc 233,334 41,046
$ 104,702
Biotechnology - 1 .32%
Amgen Inc 90,825 24,881
Biogen Inc
(d)
24,599 5,284
Bio-Rad Laboratories Inc
(d)
3,553 958
Corteva Inc 119,142 6,449
Gilead Sciences Inc 211,531 13,792
Illumina Inc
(d)
26,959 3,317
Incyte Corp
(d)
31,578 1,644
Moderna Inc
(d)
56,314 6,212
Regeneron Pharmaceuticals Inc
(d)
17,935 15,974
Vertex Pharmaceuticals Inc
(d)
43,749 17,185
$ 95,696
Building Materials - 0 .66%
Builders FirstSource Inc
(d)
20,940 3,828
Carrier Global Corp 141,839 8,722
Johnson Controls International plc 115,696 7,528
Martin Marietta Materials Inc 10,492 6,160
Masco Corp 37,311 2,554
Mohawk Industries Inc
(d)
8,973 1,035
Trane Technologies PLC 38,632 12,259
Vulcan Materials Co 22,557 5,811
$ 47,897
Chemicals - 1 .44%
Air Products and Chemicals Inc 37,739 8,919
Albemarle Corp 19,922 2,397
Celanese Corp 17,001 2,611
CF Industries Holdings Inc 32,435 2,561
Dow Inc 119,226 6,784
DuPont de Nemours Inc 73,018 5,294
Eastman Chemical Co 19,915 1,881
Ecolab Inc 43,082 9,743
FMC Corp 21,180 1,250
International Flavors & Fragrances Inc 43,338 3,669
Linde PLC 82,318 36,299
LyondellBasell Industries NV 43,455 4,344
Mosaic Co/The 55,486 1,742
PPG Industries Inc 40,031 5,164
Sherwin-Williams Co/The 39,978 11,978
$ 104,636
Commercial Services - 1 .66%
Automatic Data Processing Inc 69,741 16,870
Cintas Corp 14,629 9,631
Corpay Inc
(d)
12,257 3,703
CoStar Group Inc
(d)
69,327 6,346
Equifax Inc 20,932 4,609
Gartner Inc
(d)
13,233 5,460
Global Payments Inc 44,205 5,427
MarketAxess Holdings Inc 6,435 1,288
Moody's Corp 26,718 9,894
PayPal Holdings Inc
(d)
181,949 12,358
Quanta Services Inc 24,664 6,377
Robert Half Inc 17,681 1,222
Rollins Inc 47,661 2,124
S&P Global Inc 54,547 22,682

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 11,408 $ 7,620
Verisk Analytics Inc 24,614 5,365
$ 120,976
Computers - 7 .17%
Accenture PLC - Class A 106,445 32,030
Apple Inc 2,464,253 419,736
Cognizant Technology Solutions Corp 84,546 5,553
EPAM Systems Inc
(d)
9,795 2,305
Fortinet Inc
(d)
108,204 6,836
Hewlett Packard Enterprise Co 220,698 3,752
HP Inc 148,036 4,158
International Business Machines Corp 155,340 25,818
Leidos Holdings Inc 23,344 3,273
NetApp Inc 34,979 3,575
Seagate Technology Holdings PLC 33,078 2,842
Super Micro Computer Inc
(d)
8,261 7,095
Western Digital Corp
(d)
55,046 3,899
$ 520,872
Consumer Products - 0 .25%
Avery Dennison Corp 13,671 2,970
Church & Dwight Co Inc 41,827 4,513
Clorox Co/The 21,069 3,115
Kimberly-Clark Corp 57,193 7,809
$ 18,407
Cosmetics & Personal Care - 1 .23%
Colgate-Palmolive Co 139,782 12,849
Estee Lauder Cos Inc/The 39,544 5,801
Kenvue Inc 292,594 5,507
Procter & Gamble Co/The 399,469 65,193
$ 89,350
Distribution & Wholesale - 0 .36%
Copart Inc
(d)
148,345 8,057
Fastenal Co 97,146 6,600
LKQ Corp 45,429 1,959
Pool Corp 6,566 2,381
WW Grainger Inc 7,499 6,909
$ 25,906
Diversified Financial Services - 3 .61%
American Express Co 97,085 22,721
Ameriprise Financial Inc 17,011 7,005
BlackRock Inc 23,739 17,914
Capital One Financial Corp 64,581 9,263
Cboe Global Markets Inc 17,920 3,246
Charles Schwab Corp/The 252,651 18,684
CME Group Inc 61,114 12,812
Discover Financial Services 42,451 5,380
Franklin Resources Inc 50,953 1,164
Intercontinental Exchange Inc 97,211 12,517
Invesco Ltd 76,310 1,081
Mastercard Inc 140,065 63,197
Nasdaq Inc 64,506 3,861
Raymond James Financial Inc 31,937 3,896
Synchrony Financial 69,071 3,038
T Rowe Price Group Inc 38,011 4,165
Visa Inc 268,505 72,123
$ 262,067
Electric - 2 .18%
AES Corp/The 113,681 2,035
Alliant Energy Corp 43,321 2,157
Ameren Corp 44,639 3,297
American Electric Power Co Inc 89,276 7,680
CenterPoint Energy Inc 107,161 3,123
CMS Energy Corp 49,987 3,030
Consolidated Edison Inc 58,607 5,533
Constellation Energy Corp 54,220 10,082
Dominion Energy Inc 142,061 7,242
DTE Energy Co 35,049 3,867
Duke Energy Corp 130,891 12,861
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 65,117 $ 4,627
Entergy Corp 35,901 3,830
Evergy Inc 38,999 2,046
Eversource Energy 59,304 3,595
Exelon Corp 168,993 6,351
FirstEnergy Corp 87,673 3,361
NextEra Energy Inc 348,314 23,327
NRG Energy Inc 38,327 2,785
PG&E Corp 362,201 6,197
Pinnacle West Capital Corp 19,251 1,418
PPL Corp 125,140 3,436
Public Service Enterprise Group Inc 84,597 5,844
Sempra 106,839 7,653
Southern Co/The 185,152 13,609
WEC Energy Group Inc 53,550 4,425
Xcel Energy Inc 93,680 5,033
$ 158,444
Electrical Components & Equipment - 0 .55%
AMETEK Inc 39,182 6,843
Eaton Corp PLC 67,788 21,574
Emerson Electric Co 97,056 10,461
Generac Holdings Inc
(d)
10,429 1,418
$ 40,296
Electronics - 0 .94%
Allegion plc 14,903 1,812
Amphenol Corp 101,836 12,299
Fortive Corp 59,539 4,482
Garmin Ltd 25,985 3,754
Honeywell International Inc 111,919 21,570
Hubbell Inc 9,104 3,373
Jabil Inc 21,654 2,541
Keysight Technologies Inc
(d)
29,655 4,387
Mettler-Toledo International Inc
(d)
3,647 4,485
TE Connectivity Ltd 52,426 7,417
Trimble Inc
(d)
42,232 2,537
$ 68,657
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(d)
23,049 2,507
First Solar Inc
(d)
18,138 3,198
$ 5,705
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,332 3,062
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
36,620 1,312
Live Nation Entertainment Inc
(d)
24,087 2,141
$ 3,453
Environmental Control - 0 .35%
Pentair PLC 28,062 2,219
Republic Services Inc 34,719 6,656
Veralto Corp 37,229 3,487
Waste Management Inc 62,224 12,944
$ 25,306
Food - 0 .89%
Campbell Soup Co 33,401 1,527
Conagra Brands Inc 81,150 2,498
General Mills Inc 96,411 6,793
Hershey Co/The 25,445 4,934
Hormel Foods Corp 49,203 1,750
J M Smucker Co/The 18,019 2,069
Kellanova 44,774 2,590
Kraft Heinz Co/The 135,347 5,226
Kroger Co/The 112,364 6,223
Lamb Weston Holdings Inc 24,511 2,043
McCormick & Co Inc/MD 42,686 3,247
Mondelez International Inc 228,590 16,445
Sysco Corp 84,517 6,281
Tyson Foods Inc 48,611 2,948
$ 64,574

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .03%
International Paper Co 58,742 $ 2,052
Gas - 0 .07%
Atmos Energy Corp 25,607 3,019
NiSource Inc 70,184 1,955
$ 4,974
Hand & Machine Tools - 0 .07%
Snap-on Inc 8,960 2,401
Stanley Black & Decker Inc 26,027 2,379
$ 4,780
Healthcare - Products - 3 .36%
Abbott Laboratories 294,727 31,232
Agilent Technologies Inc 49,748 6,817
Align Technology Inc
(d)
12,092 3,415
Baxter International Inc 86,212 3,480
Bio-Techne Corp 26,688 1,687
Boston Scientific Corp
(d)
248,707 17,875
Cooper Cos Inc/The 33,739 3,005
Danaher Corp 111,647 27,534
Edwards Lifesciences Corp
(d)
102,964 8,718
GE HealthCare Technologies Inc 68,801 5,245
Hologic Inc
(d)
39,852 3,020
IDEXX Laboratories Inc
(d)
14,099 6,947
Insulet Corp
(d)
11,854 2,038
Intuitive Surgical Inc
(d)
59,813 22,168
Medtronic PLC 225,732 18,113
ResMed Inc 24,971 5,344
Revvity Inc 20,950 2,147
Solventum Corp
(d)
23,457 1,525
STERIS PLC 16,775 3,432
Stryker Corp 57,406 19,317
Teleflex Inc 7,977 1,665
Thermo Fisher Scientific Inc 65,593 37,304
Waters Corp
(d)
10,037 3,102
West Pharmaceutical Services Inc 12,561 4,490
Zimmer Biomet Holdings Inc 35,478 4,267
$ 243,887
Healthcare - Services - 1 .97%
Catalent Inc
(d)
30,683 1,714
Centene Corp
(d)
90,738 6,629
Charles River Laboratories International Inc
(d)
8,708 1,994
DaVita Inc
(d)
9,144 1,271
Elevance Health Inc 39,888 21,084
HCA Healthcare Inc 33,625 10,418
Humana Inc 20,750 6,268
IQVIA Holdings Inc
(d)
30,983 7,181
Laboratory Corp of America Holdings 14,413 2,902
Molina Healthcare Inc
(d)
9,847 3,369
Quest Diagnostics Inc 18,846 2,604
UnitedHealth Group Inc 157,022 75,952
Universal Health Services Inc 10,357 1,765
$ 143,151
Home Builders - 0 .30%
DR Horton Inc 50,700 7,224
Lennar Corp - A Shares 41,962 6,362
NVR Inc
(d)
542 4,032
PulteGroup Inc 36,011 4,013
$ 21,631
Insurance - 3 .80%
Aflac Inc 89,370 7,476
Allstate Corp/The 44,564 7,579
American International Group Inc 119,184 8,976
Aon PLC 33,990 9,585
Arch Capital Group Ltd
(d)
62,986 5,892
Arthur J Gallagher & Co 36,805 8,638
Assurant Inc 8,818 1,538
Berkshire Hathaway Inc - Class B
(d)
308,883 122,543
Brown & Brown Inc 40,102 3,270
Chubb Ltd 68,803 17,107
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 26,653 $ 3,083
Everest Group Ltd 7,367 2,699
Globe Life Inc 14,540 1,107
Hartford Financial Services Group Inc/The 50,677 4,910
Loews Corp 30,934 2,325
Marsh & McLennan Cos Inc 83,527 16,658
MetLife Inc 104,217 7,408
Principal Financial Group Inc 37,236 2,947
Progressive Corp/The 99,365 20,693
Prudential Financial Inc 61,286 6,771
Travelers Cos Inc/The 38,742 8,219
W R Berkley Corp 34,408 2,648
Willis Towers Watson PLC 17,408 4,372
$ 276,444
Internet - 11 .92%
Airbnb Inc
(d)
73,943 11,725
Alphabet Inc - A Shares 1,000,447 162,853
Alphabet Inc - C Shares 837,599 137,902
Amazon.com Inc
(d)
1,551,835 271,571
Booking Holdings Inc 5,923 20,446
CDW Corp/DE 22,742 5,500
eBay Inc 88,109 4,541
Etsy Inc
(d)
20,329 1,396
Expedia Group Inc
(d)
22,201 2,989
F5 Inc
(d)
9,984 1,651
Gen Digital Inc 95,153 1,916
Match Group Inc
(d)
46,145 1,422
Meta Platforms Inc 373,500 160,669
Netflix Inc
(d)
73,469 40,455
Palo Alto Networks Inc
(d)
53,527 15,571
Uber Technologies Inc
(d)
349,358 23,152
VeriSign Inc
(d)
14,962 2,536
$ 866,295
Iron & Steel - 0 .14%
Nucor Corp 41,735 7,034
Steel Dynamics Inc 25,822 3,360
$ 10,394
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
171,041 2,535
Norwegian Cruise Line Holdings Ltd
(d)
72,223 1,366
Royal Caribbean Cruises Ltd
(d)
40,050 5,592
$ 9,493
Lodging - 0 .34%
Hilton Worldwide Holdings Inc 42,810 8,445
Las Vegas Sands Corp 62,691 2,781
Marriott International Inc/MD 41,881 9,889
MGM Resorts International
(d)
46,391 1,830
Wynn Resorts Ltd 16,179 1,483
$ 24,428
Machinery - Construction & Mining - 0 .50%
Caterpillar Inc 86,428 28,916
GE Vernova Inc
(d)
46,191 7,100
$ 36,016
Machinery - Diversified - 0 .76%
Deere & Co 44,207 17,303
Dover Corp 23,750 4,259
IDEX Corp 12,838 2,830
Ingersoll Rand Inc 68,721 6,413
Nordson Corp 9,211 2,378
Otis Worldwide Corp 68,835 6,278
Rockwell Automation Inc 19,454 5,271
Westinghouse Air Brake Technologies Corp 30,415 4,899
Xylem Inc/NY 40,927 5,349
$ 54,980
Media - 1 .03%
Charter Communications Inc
(d)
16,766 4,291
Comcast Corp - Class A 672,694 25,636
FactSet Research Systems Inc 6,465 2,695

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 40,626 $ 1,260
Fox Corp - B Shares 22,396 642
News Corp - A Shares 64,517 1,536
News Corp - B Shares
(e)
19,474 478
Paramount Global - Class B 81,905 933
Walt Disney Co/The 311,406 34,597
Warner Bros Discovery Inc
(d)
376,731 2,773
$ 74,841
Mining - 0 .28%
Freeport-McMoRan Inc 243,443 12,158
Newmont Corp 195,656 7,951
$ 20,109
Miscellaneous Manufacturers - 0 .60%
3M Co 93,830 9,055
A O Smith Corp 20,852 1,727
Axon Enterprise Inc
(d)
11,958 3,751
Illinois Tool Works Inc 46,163 11,269
Parker-Hannifin Corp 21,800 11,879
Teledyne Technologies Inc
(d)
8,010 3,056
Textron Inc 33,275 2,815
$ 43,552
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,719 2,743
Oil & Gas - 3 .36%
APA Corp 51,451 1,618
Chevron Corp 294,456 47,487
ConocoPhillips 200,006 25,125
Coterra Energy Inc 127,698 3,494
Devon Energy Corp 108,770 5,567
Diamondback Energy Inc 30,385 6,111
EOG Resources Inc 99,000 13,081
EQT Corp 69,831 2,799
Exxon Mobil Corp 674,152 79,732
Hess Corp 46,732 7,360
Marathon Oil Corp 99,356 2,668
Marathon Petroleum Corp 62,476 11,353
Occidental Petroleum Corp 111,740 7,390
Phillips 66 73,002 10,455
Pioneer Natural Resources Co 39,661 10,681
Valero Energy Corp 57,798 9,240
$ 244,161
Oil & Gas Services - 0 .31%
Baker Hughes Co 169,919 5,543
Halliburton Co 151,112 5,662
Schlumberger NV 242,326 11,506
$ 22,711
Packaging & Containers - 0 .15%
Amcor PLC 245,373 2,194
Ball Corp 53,528 3,724
Packaging Corp of America 15,102 2,612
Westrock Co 43,624 2,092
$ 10,622
Pharmaceuticals - 5 .51%
AbbVie Inc 299,731 48,748
Becton Dickinson & Co 49,048 11,507
Bristol-Myers Squibb Co 345,437 15,179
Cardinal Health Inc 41,295 4,255
Cencora Inc 28,109 6,719
Cigna Group/The 49,657 17,730
CVS Health Corp 213,646 14,466
Dexcom Inc
(d)
65,450 8,338
Eli Lilly & Co 135,376 105,742
Henry Schein Inc
(d)
22,061 1,528
Johnson & Johnson 408,679 59,091
McKesson Corp 22,309 11,985
Merck & Co Inc 430,197 55,590
Pfizer Inc 958,582 24,559
Viatris Inc 203,665 2,356
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 77,942 $ 12,411
$ 400,204
Pipelines - 0 .36%
Kinder Morgan Inc 328,299 6,001
ONEOK Inc 98,898 7,825
Targa Resources Corp 37,854 4,318
Williams Cos Inc/The 206,522 7,922
$ 26,066
Private Equity - 0 .20%
Blackstone Inc 122,124 14,241
Real Estate - 0 .06%
CBRE Group Inc
(d)
50,487 4,387
REITs - 1 .99%
Alexandria Real Estate Equities Inc 26,733 3,097
American Tower Corp 79,139 13,577
AvalonBay Communities Inc 24,082 4,565
Boston Properties Inc 24,511 1,517
Camden Property Trust 18,126 1,807
Crown Castle Inc 73,626 6,905
Digital Realty Trust Inc 51,414 7,135
Equinix Inc 15,938 11,334
Equity Residential 58,598 3,774
Essex Property Trust Inc 10,899 2,684
Extra Space Storage Inc 35,868 4,816
Federal Realty Investment Trust 12,471 1,299
Healthpeak Properties Inc 120,181 2,236
Host Hotels & Resorts Inc 119,760 2,260
Invitation Homes Inc 97,657 3,340
Iron Mountain Inc 49,570 3,843
Kimco Realty Corp 113,090 2,107
Mid-America Apartment Communities Inc 19,814 2,576
Prologis Inc 156,860 16,007
Public Storage 26,866 6,970
Realty Income Corp 141,186 7,559
Regency Centers Corp 27,889 1,652
SBA Communications Corp 18,315 3,409
Simon Property Group Inc 55,331 7,776
UDR Inc 51,374 1,956
Ventas Inc 68,311 3,025
VICI Properties Inc 175,630 5,014
Welltower Inc 93,961 8,953
Weyerhaeuser Co 123,888 3,738
$ 144,931
Retail - 4 .79%
AutoZone Inc
(d)
2,936 8,680
Bath & Body Works Inc 38,359 1,742
Best Buy Co Inc 32,546 2,397
CarMax Inc
(d)
26,811 1,822
Chipotle Mexican Grill Inc
(d)
4,656 14,711
Costco Wholesale Corp 75,330 54,456
Darden Restaurants Inc 20,273 3,110
Dollar General Corp 37,263 5,187
Dollar Tree Inc
(d)
35,140 4,155
Domino's Pizza Inc 5,921 3,134
Genuine Parts Co 23,800 3,742
Home Depot Inc/The 168,965 56,471
Lowe's Cos Inc 97,637 22,260
Lululemon Athletica Inc
(d)
19,496 7,030
McDonald's Corp 123,139 33,622
O'Reilly Automotive Inc
(d)
10,029 10,162
Ross Stores Inc 57,157 7,405
Starbucks Corp 192,213 17,009
Target Corp 78,375 12,617
TJX Cos Inc/The 193,482 18,205
Tractor Supply Co 18,354 5,012
Ulta Beauty Inc
(d)
8,245 3,338
Walgreens Boots Alliance Inc 121,517 2,154
Walmart Inc 726,719 43,131

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 47,704 $ 6,738
$ 348,290
Semiconductors - 9 .95%
Advanced Micro Devices Inc
(d)
274,309 43,445
Analog Devices Inc 84,179 16,887
Applied Materials Inc 141,259 28,061
Broadcom Inc 74,706 97,138
Intel Corp 717,780 21,871
KLA Corp 22,959 15,825
Lam Research Corp 22,258 19,908
Microchip Technology Inc 91,742 8,438
Micron Technology Inc 187,408 21,170
Monolithic Power Systems Inc 8,153 5,457
NVIDIA Corp 419,327 362,307
NXP Semiconductors NV 43,759 11,211
ON Semiconductor Corp
(d)
72,548 5,090
Qorvo Inc
(d)
16,391 1,915
QUALCOMM Inc 189,461 31,422
Skyworks Solutions Inc 27,201 2,899
Teradyne Inc 25,953 3,019
Texas Instruments Inc 154,368 27,234
$ 723,297
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,722 1,861
Software - 10 .61%
Adobe Inc
(d)
76,736 35,516
Akamai Technologies Inc
(d)
25,606 2,584
ANSYS Inc
(d)
14,755 4,794
Autodesk Inc
(d)
36,315 7,730
Broadridge Financial Solutions Inc 19,993 3,867
Cadence Design Systems Inc
(d)
46,187 12,730
Dayforce Inc
(d)
26,505 1,627
Electronic Arts Inc 41,304 5,238
Fair Isaac Corp
(d)
4,219 4,781
Fidelity National Information Services Inc 100,584 6,832
Fiserv Inc
(d)
101,892 15,556
Intuit Inc 47,525 29,733
Jack Henry & Associates Inc 12,370 2,012
Microsoft Corp 1,261,454 491,122
MSCI Inc 13,427 6,254
Oracle Corp 270,674 30,789
Paychex Inc 54,368 6,459
Paycom Software Inc 8,158 1,533
PTC Inc
(d)
20,296 3,601
Roper Technologies Inc 18,134 9,275
Salesforce Inc 164,337 44,197
ServiceNow Inc
(d)
34,802 24,129
Synopsys Inc
(d)
25,893 13,739
Take-Two Interactive Software Inc
(d)
26,919 3,844
Tyler Technologies Inc
(d)
7,151 3,301
$ 771,243
Telecommunications - 1 .68%
Arista Networks Inc
(d)
42,780 10,975
AT&T Inc 1,213,844 20,502
Cisco Systems Inc 689,849 32,409
Corning Inc 130,357 4,351
Juniper Networks Inc 54,649 1,903
Motorola Solutions Inc 28,176 9,556
T-Mobile US Inc 88,656 14,555
Verizon Communications Inc 713,752 28,186
$ 122,437
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,144 1,357
Transportation - 1 .17%
CH Robinson Worldwide Inc 19,803 1,406
CSX Corp 335,484 11,145
Expeditors International of Washington Inc 24,682 2,747
FedEx Corp 39,031 10,218
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 13,843 $ 2,250
Norfolk Southern Corp 38,349 8,833
Old Dominion Freight Line Inc 30,378 5,520
Union Pacific Corp 103,520 24,551
United Parcel Service Inc 122,785 18,108
$ 84,778
Water - 0 .06%
American Water Works Co Inc 33,054 4,043
TOTAL COMMON STOCKS $ 7,169,476
Total Investments $ 7,261,378
Other Assets and Liabilities -  0.06% 4,689
TOTAL NET ASSETS - 100.00% $ 7,266,067
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 27 .77%
Consumer, Non-cyclical 18 .26%
Communications 14 .70%
Financial 13 .80%
Consumer, Cyclical 8 .21%
Industrial 7 .62%
Energy 4 .11%
Utilities 2 .31%
Basic Materials 1 .89%
Money Market Funds 0 .94%
Exchange-Traded Funds 0 .33%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 140,635 $ 342,067 $ 414,672 $ 68,030
$ 140,635 $ 342,067 $ 414,672 $ 68,030
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 3,549 $ — $ — $ —
$ 3,549 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 280 $ 70,938 $ (1,776)
Total $ (1,776)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .40%
iShares Russell 1000 Value ETF 79,520 $ 13,638
Money Market Funds - 2 .25%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
475,809 476
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
74,744,285 74,744
$ 75,220
TOTAL INVESTMENT COMPANIES $ 88,858
COMMON STOCKS - 97 .69 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 11,584 $ 352
Omnicom Group Inc 5,944 552
$ 904
Aerospace & Defense - 1 .37%
Boeing Co/The
(d)
14,695 2,466
Curtiss-Wright Corp 1,150 291
General Dynamics Corp 95,234 27,341
General Electric Co 32,618 5,278
HEICO Corp 129 27
HEICO Corp - Class A 233 39
Hexcel Corp 2,448 157
Howmet Aerospace Inc 11,399 761
L3Harris Technologies Inc 5,702 1,221
Mercury Systems Inc
(d)
1,561 44
Northrop Grumman Corp 4,017 1,948
RTX Corp 43,173 4,383
Spirit AeroSystems Holdings Inc
(d)
3,107 99
TransDigm Group Inc 1,329 1,659
$ 45,714
Agriculture - 1 .39%
Altria Group Inc 53,613 2,349
Archer-Daniels-Midland Co 16,041 941
Bunge Global SA 4,367 444
Darling Ingredients Inc
(d)
4,605 195
Philip Morris International Inc 447,536 42,489
$ 46,418
Airlines - 0 .07%
Alaska Air Group Inc
(d)
3,642 157
American Airlines Group Inc
(d)
11,873 160
Delta Air Lines Inc 18,289 916
Southwest Airlines Co 17,850 463
United Airlines Holdings Inc
(d)
9,820 505
$ 2,201
Apparel - 0 .09%
Birkenstock Holding Plc
(d),(e)
617 28
Capri Holdings Ltd
(d)
3,285 117
Carter's Inc 1,045 71
Columbia Sportswear Co 1,027 82
NIKE Inc 16,502 1,522
PVH Corp 1,745 190
Ralph Lauren Corp 1,162 190
Skechers USA Inc
(d)
3,720 246
Tapestry Inc 6,445 257
Under Armour Inc - Class A
(d)
5,478 37
Under Armour Inc - Class C
(d)
5,875 38
VF Corp 10,158 127
$ 2,905
Automobile Manufacturers - 0 .18%
Cummins Inc 4,086 1,154
Ford Motor Co 117,753 1,431
General Motors Co 34,628 1,542
Lucid Group Inc
(d),(e)
21,647 55
PACCAR Inc 15,405 1,635
Rivian Automotive Inc
(d)
20,328 181
$ 5,998
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .88%
Allison Transmission Holdings Inc 2,342 $ 172
Aptiv PLC
(d)
402,325 28,565
BorgWarner Inc 7,011 230
Gentex Corp 7,043 241
Lear Corp 1,745 220
Phinia Inc 1,357 53
QuantumScape Corp
(d)
9,829 53
$ 29,534
Banks - 7 .50%
Bank of America Corp 1,245,298 46,089
Bank of New York Mellon Corp/The 22,859 1,291
Bank OZK 3,096 138
BOK Financial Corp 824 73
Citigroup Inc 57,402 3,520
Citizens Financial Group Inc 13,973 477
Columbia Banking System Inc 6,042 114
Comerica Inc 3,822 192
Commerce Bancshares Inc/MO 3,486 191
Cullen/Frost Bankers Inc 1,720 179
East West Bancorp Inc 4,222 315
Fifth Third Bancorp 20,378 743
First Citizens BancShares Inc/NC 296 499
First Hawaiian Inc 3,696 78
First Horizon Corp 16,707 249
FNB Corp/PA 10,386 139
Goldman Sachs Group Inc/The 85,675 36,558
Huntington Bancshares Inc/OH 43,168 581
JPMorgan Chase & Co 281,897 54,051
KeyCorp 27,969 405
M&T Bank Corp 109,145 15,759
Morgan Stanley 35,177 3,196
Northern Trust Corp 6,084 501
NU Holdings Ltd/Cayman Islands
(d)
22,141 240
Pinnacle Financial Partners Inc 2,186 168
PNC Financial Services Group Inc/The 11,976 1,835
Popular Inc 2,045 174
Prosperity Bancshares Inc 2,531 157
Regions Financial Corp 28,050 541
State Street Corp 9,067 657
Synovus Financial Corp 4,202 150
Truist Financial Corp 39,809 1,495
US Bancorp 433,717 17,622
Webster Financial Corp 5,139 225
Wells Fargo & Co 1,043,514 61,902
Western Alliance Bancorp 3,141 179
Wintrust Financial Corp 1,768 171
Zions Bancorp NA 4,226 172
$ 251,026
Beverages - 1 .75%
Boston Beer Co Inc/The
(d)
20 6
Brown-Forman Corp - A Shares 293 14
Brown-Forman Corp - B Shares 1,102 53
Coca-Cola Co/The 58,919 3,639
Constellation Brands Inc 4,376 1,109
Keurig Dr Pepper Inc 727,838 24,528
Molson Coors Beverage Co 5,255 301
PepsiCo Inc 163,710 28,798
$ 58,448
Biotechnology - 0 .35%
Alnylam Pharmaceuticals Inc
(d)
709 102
Amgen Inc 5,157 1,413
Biogen Inc
(d)
4,350 934
BioMarin Pharmaceutical Inc
(d)
4,976 402
Bio-Rad Laboratories Inc
(d)
598 161
Certara Inc
(d)
2,215 38
Corteva Inc 21,210 1,148
Exelixis Inc
(d)
2,394 56
Gilead Sciences Inc 37,526 2,447
Illumina Inc
(d)
3,358 413

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Incyte Corp
(d)
1,403 $ 73
Ionis Pharmaceuticals Inc
(d)
574 24
Maravai LifeSciences Holdings Inc
(d)
1,345 11
Moderna Inc
(d)
9,998 1,103
Regeneron Pharmaceuticals Inc
(d)
2,881 2,566
Roivant Sciences Ltd
(d)
559 6
Royalty Pharma PLC 11,160 309
United Therapeutics Corp
(d)
1,360 319
Vertex Pharmaceuticals Inc
(d)
662 260
$ 11,785
Building Materials - 1 .77%
Armstrong World Industries Inc 902 104
AZEK Co Inc/The
(d)
4,318 197
Builders FirstSource Inc
(d)
3,651 668
Carrier Global Corp 25,013 1,538
CRH PLC 452,337 35,020
Eagle Materials Inc 344 86
Fortune Brands Innovations Inc 3,801 278
Hayward Holdings Inc
(d)
3,858 52
Johnson Controls International plc 248,176 16,149
Lennox International Inc 966 448
Louisiana-Pacific Corp 1,867 137
Martin Marietta Materials Inc 1,860 1,092
Masco Corp 6,768 463
MDU Resources Group Inc 5,871 145
Mohawk Industries Inc
(d)
1,538 177
Owens Corning 2,684 451
Trane Technologies PLC 4,841 1,536
Vulcan Materials Co 3,126 805
$ 59,346
Chemicals - 2 .90%
Air Products and Chemicals Inc 192,259 45,438
Albemarle Corp 3,539 426
Ashland Inc 1,504 143
Axalta Coating Systems Ltd
(d)
826,046 25,971
Celanese Corp 2,991 459
CF Industries Holdings Inc 5,800 458
Chemours Co/The 4,319 116
Dow Inc 21,252 1,209
DuPont de Nemours Inc 168,119 12,189
Eastman Chemical Co 3,566 337
Ecolab Inc 1,684 381
Element Solutions Inc 6,486 150
FMC Corp 3,088 182
Huntsman Corp 4,913 117
International Flavors & Fragrances Inc 7,684 650
Linde PLC 13,195 5,818
LyondellBasell Industries NV 7,787 778
Mosaic Co/The 9,617 302
NewMarket Corp 193 102
Olin Corp 3,557 186
PPG Industries Inc 5,302 684
RPM International Inc 3,112 333
Sherwin-Williams Co/The 1,220 366
Westlake Corp 940 139
$ 96,934
Commercial Services - 1 .25%
ADT Inc 7,702 50
Affirm Holdings Inc
(d)
6,767 216
Aramark 941,223 29,658
Automatic Data Processing Inc 1,789 433
Avis Budget Group Inc 380 36
Block Inc
(d)
10,414 760
Bright Horizons Family Solutions Inc
(d)
1,461 151
Cintas Corp 292 192
Clarivate PLC
(d)
13,674 92
Corpay Inc
(d)
144 43
CoStar Group Inc
(d)
6,937 635
Driven Brands Holdings Inc
(d)
1,805 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc 7,914 $ 72
Equifax Inc 1,132 249
Euronet Worldwide Inc
(d)
688 71
FTI Consulting Inc
(d)
789 169
Global Payments Inc 7,762 953
Grand Canyon Education Inc
(d)
623 81
GXO Logistics Inc
(d)
3,400 169
H&R Block Inc 1,492 70
Hertz Global Holdings Inc
(d)
3,816 17
ManpowerGroup Inc 1,429 108
Mister Car Wash Inc
(d)
2,207 15
Moody's Corp 405 150
PayPal Holdings Inc
(d)
3,003 204
Quanta Services Inc 3,206 829
R1 RCM Inc
(d)
4,442 55
RB Global Inc 1,242 89
Robert Half Inc 3,106 215
S&P Global Inc 8,741 3,635
Service Corp International/US 2,715 195
TransUnion 5,817 425
U-Haul Holding Co
(d)
138 9
U-Haul Holding Co 1,795 110
United Rentals Inc 1,622 1,083
Valvoline Inc
(d)
2,967 126
Vestis Corp 3,403 63
WEX Inc
(d)
673 142
WillScot Mobile Mini Holdings Corp
(d)
4,169 154
$ 41,750
Computers - 3 .29%
Accenture PLC - Class A 76,826 23,118
Amdocs Ltd 3,406 286
Apple Inc 188,723 32,145
CACI International Inc
(d)
69,787 28,070
Cognizant Technology Solutions Corp 272,329 17,886
Crane NXT Co 1,398 85
DXC Technology Co
(d)
5,947 116
Genpact Ltd 3,861 119
Hewlett Packard Enterprise Co 39,000 663
HP Inc 20,650 580
International Business Machines Corp 27,344 4,545
KBR Inc 2,473 161
Kyndryl Holdings Inc
(d)
6,597 130
Leidos Holdings Inc 4,121 578
Lumentum Holdings Inc
(d)
1,942 85
NCR Atleos Corp
(d)
1,875 37
NCR Voyix Corp
(d)
3,748 46
NetApp Inc 3,732 381
Pure Storage Inc
(d)
1,805 91
Science Applications International Corp 1,530 197
Western Digital Corp
(d)
9,752 691
$ 110,010
Consumer Products - 0 .43%
Avery Dennison Corp 1,652 359
Church & Dwight Co Inc 127,665 13,774
Kimberly-Clark Corp 579 79
Reynolds Consumer Products Inc 1,579 45
Spectrum Brands Holdings Inc 914 75
$ 14,332
Cosmetics & Personal Care - 0 .39%
Colgate-Palmolive Co 24,648 2,266
Coty Inc
(d)
10,939 125
Estee Lauder Cos Inc/The 4,753 697
Kenvue Inc 34,424 648
Olaplex Holdings Inc
(d)
3,786 5
Procter & Gamble Co/The 57,486 9,382
$ 13,123

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .08%
Core & Main Inc
(d)
5,217 $ 295
Fastenal Co 4,311 293
Ferguson PLC 5,822 1,222
LKQ Corp 8,013 345
SiteOne Landscape Supply Inc
(d)
875 137
Watsco Inc 762 341
WESCO International Inc 1,327 203
$ 2,836
Diversified Financial Services - 3 .04%
Affiliated Managers Group Inc 1,006 157
Air Lease Corp 3,006 151
Ally Financial Inc 8,132 312
American Express Co 118,102 27,640
BlackRock Inc 4,468 3,372
Blue Owl Capital Inc 11,265 213
Capital One Financial Corp 11,398 1,635
Cboe Global Markets Inc 3,182 576
Charles Schwab Corp/The 410,212 30,335
CME Group Inc 10,800 2,264
Coinbase Global Inc
(d)
5,150 1,050
Credit Acceptance Corp
(d)
194 100
Discover Financial Services 7,511 952
Evercore Inc - Class A 1,023 186
Franklin Resources Inc 9,001 206
Houlihan Lokey Inc 1,362 174
Interactive Brokers Group Inc - A Shares 3,117 359
Intercontinental Exchange Inc 17,010 2,190
Invesco Ltd 10,553 150
Janus Henderson Group PLC 3,889 121
Jefferies Financial Group Inc 5,445 234
Lazard Inc 3,179 122
Nasdaq Inc 11,052 661
OneMain Holdings Inc 3,259 170
Raymond James Financial Inc 5,701 695
Rocket Cos Inc
(d)
2,199 27
SEI Investments Co 2,919 192
SLM Corp 3,961 84
SoFi Technologies Inc
(d),(e)
28,582 194
Stifel Financial Corp 2,882 230
Synchrony Financial 12,178 536
T Rowe Price Group Inc 6,643 728
TPG Inc 1,532 66
Tradeweb Markets Inc 2,255 229
UWM Holdings Corp 1,732 11
Virtu Financial Inc 2,559 56
Visa Inc 92,718 24,905
Voya Financial Inc 2,846 194
Western Union Co/The 9,024 121
XP Inc 8,899 182
$ 101,780
Electric - 4 .83%
AES Corp/The 7,551 135
Alliant Energy Corp 7,560 377
Ameren Corp 7,880 582
American Electric Power Co Inc 15,832 1,362
Avangrid Inc 2,066 76
Brookfield Renewable Corp 3,871 90
CenterPoint Energy Inc 18,950 552
Clearway Energy Inc - Class A 1,006 22
Clearway Energy Inc - Class C 2,381 56
CMS Energy Corp 8,749 530
Consolidated Edison Inc 10,435 985
Constellation Energy Corp 9,677 1,799
Dominion Energy Inc 25,101 1,280
DTE Energy Co 228,575 25,217
Duke Energy Corp 23,153 2,275
Edison International 11,364 808
Entergy Corp 316,453 33,756
Evergy Inc 6,695 351
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Eversource Energy 10,481 $ 635
Exelon Corp 29,842 1,122
FirstEnergy Corp 16,357 627
Hawaiian Electric Industries Inc 3,184 31
IDACORP Inc 1,467 139
NextEra Energy Inc 495,218 33,165
NRG Energy Inc 6,747 490
OGE Energy Corp 5,809 201
PG&E Corp 61,129 1,046
Pinnacle West Capital Corp 269,035 19,815
PPL Corp 22,157 608
Public Service Enterprise Group Inc 14,941 1,032
Sempra 18,927 1,356
Southern Co/The 32,719 2,405
Vistra Corp 7,535 571
WEC Energy Group Inc 329,362 27,218
Xcel Energy Inc 16,553 889
$ 161,603
Electrical Components & Equipment - 0 .60%
Acuity Brands Inc 907 225
AMETEK Inc 6,926 1,210
Eaton Corp PLC 11,975 3,811
Emerson Electric Co 17,149 1,848
Generac Holdings Inc
(d)
1,767 240
Littelfuse Inc 54,171 12,494
Universal Display Corp 744 118
$ 19,946
Electronics - 1 .77%
Allegion plc 191 23
Amphenol Corp 8,720 1,053
Arrow Electronics Inc
(d)
1,609 206
Avnet Inc 2,639 129
Coherent Corp
(d)
3,905 213
Fortive Corp 10,633 800
Garmin Ltd 4,634 670
Honeywell International Inc 148,002 28,525
Hubbell Inc 68,465 25,368
Jabil Inc 1,348 158
Keysight Technologies Inc
(d)
3,906 578
nVent Electric PLC 4,944 356
Sensata Technologies Holding PLC 4,383 168
TD SYNNEX Corp 2,030 239
Trimble Inc
(d)
7,414 445
Vontier Corp 2,993 122
Woodward Inc 1,800 292
$ 59,345
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
3,220 568
Plug Power Inc
(d),(e)
15,276 35
Sunrun Inc
(d)
6,130 63
$ 666
Engineering & Construction - 1 .27%
AECOM 140,055 12,935
EMCOR Group Inc 915 327
Jacobs Solutions Inc 198,948 28,555
MasTec Inc
(d)
1,806 160
TopBuild Corp
(d)
896 363
$ 42,340
Entertainment - 0 .03%
AMC Entertainment Holdings Inc
(d),(e)
7,433 22
Caesars Entertainment Inc
(d)
3,534 127
Liberty Media Corp-Liberty Live - A Shares
(d)
568 20
Liberty Media Corp-Liberty Live - C Shares
(d)
1,358 51
Live Nation Entertainment Inc
(d)
3,660 326
Madison Square Garden Sports Corp
(d)
540 100
Marriott Vacations Worldwide Corp 1,044 100
Penn Entertainment Inc
(d)
4,347 72
Vail Resorts Inc 1,026 194
$ 1,012

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .46%
Clean Harbors Inc
(d)
1,525 $ 289
Pentair PLC 4,946 391
Republic Services Inc 6,223 1,193
Stericycle Inc
(d)
2,675 120
Tetra Tech Inc 1,309 255
Veralto Corp 6,610 619
Waste Management Inc 59,543 12,386
$ 15,253
Food - 1 .09%
Albertsons Cos Inc 11,441 233
Campbell Soup Co 5,750 263
Conagra Brands Inc 14,289 440
Flowers Foods Inc 5,459 136
General Mills Inc 17,080 1,203
Grocery Outlet Holding Corp
(d)
2,758 72
Hershey Co/The 133,728 25,932
Hormel Foods Corp 8,701 309
Ingredion Inc 1,916 220
J M Smucker Co/The 3,107 357
Kellanova 7,818 452
Kraft Heinz Co/The 24,119 931
Kroger Co/The 19,596 1,085
Lamb Weston Holdings Inc 236 20
McCormick & Co Inc/MD 7,564 575
Mondelez International Inc 40,826 2,937
Performance Food Group Co
(d)
2,360 160
Pilgrim's Pride Corp
(d)
1,193 43
Post Holdings Inc
(d)
1,493 159
Seaboard Corp 12 40
Tyson Foods Inc 8,358 507
US Foods Holding Corp
(d)
6,820 343
WK Kellogg Co 1,888 44
$ 36,461
Forest Products & Paper - 0 .01%
International Paper Co 10,409 364
Gas - 0 .03%
Atmos Energy Corp 4,468 527
National Fuel Gas Co 2,581 137
NiSource Inc 12,424 346
UGI Corp 6,071 155
$ 1,165
Hand & Machine Tools - 0 .52%
Lincoln Electric Holdings Inc 105 23
MSA Safety Inc 890 161
Regal Rexnord Corp 1,991 322
Snap-on Inc 1,587 425
Stanley Black & Decker Inc 180,497 16,497
$ 17,428
Healthcare - Products - 4 .26%
Abbott Laboratories 397,084 42,079
Agilent Technologies Inc 1,647 226
Avantor Inc
(d)
1,184,826 28,709
Azenta Inc
(d)
1,722 90
Baxter International Inc 15,185 613
Bio-Techne Corp 258 16
Boston Scientific Corp
(d)
43,907 3,156
Cooper Cos Inc/The 5,856 521
Danaher Corp 124,522 30,710
DENTSPLY SIRONA Inc 6,142 184
Enovis Corp
(d)
1,523 84
Envista Holdings Corp
(d)
4,757 94
Exact Sciences Corp
(d)
3,388 201
GE HealthCare Technologies Inc 11,582 883
Globus Medical Inc
(d)
2,465 123
Hologic Inc
(d)
6,957 527
ICU Medical Inc
(d)
588 57
Integra LifeSciences Holdings Corp
(d)
1,982 58
Medtronic PLC 323,752 25,978
QIAGEN NV
(d)
6,498 275
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
QuidelOrtho Corp
(d)
1,552 $ 63
Repligen Corp
(d)
901 148
Revvity Inc 3,746 384
Solventum Corp
(d)
4,131 268
STERIS PLC 3,002 614
Stryker Corp 7,978 2,685
Tandem Diabetes Care Inc
(d)
1,620 59
Teleflex Inc 1,416 296
Thermo Fisher Scientific Inc 4,472 2,543
Zimmer Biomet Holdings Inc 6,326 761
$ 142,405
Healthcare - Services - 3 .50%
Acadia Healthcare Co Inc
(d)
2,694 199
agilon health Inc
(d)
913 5
Amedisys Inc
(d)
931 86
Catalent Inc
(d)
5,407 302
Centene Corp
(d)
16,035 1,171
Charles River Laboratories International Inc
(d)
1,551 355
Chemed Corp 132 75
Elevance Health Inc 88,574 46,819
Encompass Health Corp 2,673 223
Fortrea Holdings Inc
(d)
2,572 94
Ginkgo Bioworks Holdings Inc
(d)
41,077 37
HCA Healthcare Inc 4,758 1,474
Humana Inc 2,086 630
ICON PLC
(d)
2,107 628
IQVIA Holdings Inc
(d)
386 89
Laboratory Corp of America Holdings 2,570 518
Molina Healthcare Inc
(d)
796 272
Quest Diagnostics Inc 3,386 468
Sotera Health Co
(d)
852 10
Teladoc Health Inc
(d)
4,791 61
Tenet Healthcare Corp
(d)
3,036 341
UnitedHealth Group Inc 130,299 63,025
Universal Health Services Inc 1,743 297
$ 117,179
Home Builders - 0 .13%
DR Horton Inc 9,105 1,297
Lennar Corp - A Shares 7,287 1,105
Lennar Corp - B Shares 384 54
NVR Inc
(d)
82 610
PulteGroup Inc 6,452 719
Thor Industries Inc 1,489 148
Toll Brothers Inc 3,124 372
$ 4,305
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,719 133
Leggett & Platt Inc 3,849 70
Tempur Sealy International Inc 3,993 200
Whirlpool Corp 1,555 147
$ 550
Housewares - 0 .00%
Newell Brands Inc 11,052 88
Insurance - 6 .50%
Aflac Inc 17,454 1,460
Allstate Corp/The 172,356 29,310
American Financial Group Inc/OH 2,114 270
American International Group Inc 842,983 63,485
Aon PLC 5,973 1,684
Arch Capital Group Ltd
(d)
9,240 864
Arthur J Gallagher & Co 110,889 26,025
Assurant Inc 1,593 278
Assured Guaranty Ltd 1,631 125
Axis Capital Holdings Ltd 2,258 138
Berkshire Hathaway Inc - Class B
(d)
114,443 45,403
Brighthouse Financial Inc
(d)
1,692 82
Brown & Brown Inc 4,364 356
Chubb Ltd 12,210 3,036
Cincinnati Financial Corp 4,631 536

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
CNA Financial Corp 756 $ 33
Corebridge Financial Inc 6,647 177
Everest Group Ltd 1,119 410
Fidelity National Financial Inc 7,805 386
First American Financial Corp 2,911 156
Globe Life Inc 2,552 194
Hanover Insurance Group Inc/The 1,031 134
Hartford Financial Services Group Inc/The 8,881 860
Kemper Corp 1,749 102
Lincoln National Corp 4,453 121
Loews Corp 5,517 415
Markel Group Inc
(d)
403 588
Marsh & McLennan Cos Inc 2,984 595
MetLife Inc 18,747 1,333
MGIC Investment Corp 8,001 162
Old Republic International Corp 7,589 227
Primerica Inc 362 77
Progressive Corp/The 68,489 14,263
Prudential Financial Inc 10,916 1,206
Reinsurance Group of America Inc 2,021 378
RenaissanceRe Holdings Ltd 1,146 251
RLI Corp 910 129
Travelers Cos Inc/The 6,866 1,457
Unum Group 5,709 289
W R Berkley Corp 6,022 464
White Mountains Insurance Group Ltd 81 144
Willis Towers Watson PLC 78,844 19,801
$ 217,404
Internet - 1 .76%
Alphabet Inc - A Shares 337,332 54,911
CDW Corp/DE 229 55
DoorDash Inc - Class A
(d)
2,027 262
eBay Inc 14,635 754
Etsy Inc
(d)
1,566 108
Expedia Group Inc
(d)
1,072 144
F5 Inc
(d)
1,780 294
Gen Digital Inc 14,050 283
GoDaddy Inc
(d)
1,681 206
IAC Inc
(d)
2,153 102
Maplebear Inc
(d)
187 6
Match Group Inc
(d)
801 25
Okta Inc
(d)
4,319 402
Robinhood Markets Inc
(d)
19,011 314
Roku Inc
(d)
3,293 190
TripAdvisor Inc
(d)
3,125 82
VeriSign Inc
(d)
2,549 432
Wayfair Inc
(d)
1,554 78
Zillow Group Inc - A Shares
(d)
1,606 67
Zillow Group Inc - C Shares
(d),(e)
4,645 198
$ 58,913
Iron & Steel - 0 .08%
Cleveland-Cliffs Inc
(d)
14,967 253
Nucor Corp 7,390 1,245
Reliance Inc 1,722 490
Steel Dynamics Inc 4,585 597
United States Steel Corp 6,657 243
$ 2,828
Leisure Products & Services - 0 .05%
Brunswick Corp/DE 1,858 150
Carnival Corp
(d)
29,837 442
Harley-Davidson Inc 3,738 129
Norwegian Cruise Line Holdings Ltd
(d)
9,324 176
Planet Fitness Inc
(d)
1,295 77
Polaris Inc 1,429 122
Royal Caribbean Cruises Ltd
(d)
4,933 689
$ 1,785
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .89%
Boyd Gaming Corp 2,095 $ 112
Hilton Worldwide Holdings Inc 4,078 804
Hyatt Hotels Corp 1,281 191
Las Vegas Sands Corp 824,980 36,596
MGM Resorts International
(d)
8,261 326
Travel + Leisure Co 1,120 49
Wyndham Hotels & Resorts Inc 2,192 161
Wynn Resorts Ltd 272,168 24,944
$ 63,183
Machinery - Construction & Mining - 1 .63%
BWX Technologies Inc 2,278 218
Caterpillar Inc 3,853 1,289
GE Vernova Inc
(d)
8,154 1,253
Oshkosh Corp 1,963 221
Vertiv Holdings Co 555,118 51,626
$ 54,607
Machinery - Diversified - 0 .23%
AGCO Corp 1,884 215
CNH Industrial NV 29,354 335
Cognex Corp 5,187 215
Crane Co 1,395 195
Deere & Co 501 196
Dover Corp 4,211 755
Esab Corp 1,638 173
Flowserve Corp 3,801 179
Gates Industrial Corp PLC
(d)
4,955 87
Graco Inc 2,971 238
IDEX Corp 2,112 466
Ingersoll Rand Inc 12,164 1,135
Middleby Corp/The
(d)
1,602 223
Nordson Corp 1,742 450
Otis Worldwide Corp 11,694 1,067
Westinghouse Air Brake Technologies Corp 5,375 866
Xylem Inc/NY 6,293 823
$ 7,618
Media - 1 .51%
Cable One Inc 149 59
Comcast Corp - Class A 1,096,190 41,776
Fox Corp - A Shares 7,165 222
Fox Corp - B Shares 3,903 112
Liberty Broadband Corp - A Shares
(d)
380 19
Liberty Broadband Corp - C Shares
(d)
2,683 133
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
692 43
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,842 409
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,159 52
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,462 107
New York Times Co/The 4,851 209
News Corp - A Shares 11,441 272
News Corp - B Shares 3,383 83
Nexstar Media Group Inc 637 102
Paramount Global - Class A
(e)
266 6
Paramount Global - Class B 16,761 191
Sirius XM Holdings Inc
(e)
18,718 55
Walt Disney Co/The 54,997 6,110
Warner Bros Discovery Inc
(d)
66,147 487
$ 50,447
Metal Fabrication & Hardware - 0 .01%
RBC Bearings Inc
(d)
854 209
Timken Co/The 1,776 158
Valmont Industries Inc 562 115
$ 482
Mining - 0 .12%
Alcoa Corp 5,167 182
Freeport-McMoRan Inc 42,877 2,141
MP Materials Corp
(d)
3,023 48
Newmont Corp 34,626 1,407
Royal Gold Inc 1,966 236

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
SSR Mining Inc 5,912 $ 32
$ 4,046
Miscellaneous Manufacturers - 0 .19%
3M Co 16,524 1,595
A O Smith Corp 3,251 269
Carlisle Cos Inc 1,460 567
Donaldson Co Inc 2,058 149
Illinois Tool Works Inc 1,689 412
ITT Inc 2,486 322
Parker-Hannifin Corp 3,847 2,096
Teledyne Technologies Inc
(d)
1,406 536
Textron Inc 5,896 499
$ 6,445
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,287 405
Oil & Gas - 7 .48%
Antero Resources Corp
(d)
8,498 289
APA Corp 2,881 91
Chesapeake Energy Corp 3,640 327
Chevron Corp 204,627 33,000
ConocoPhillips 139,893 17,574
Coterra Energy Inc 22,409 613
Devon Energy Corp 19,249 985
Diamondback Energy Inc 5,378 1,082
EOG Resources Inc 222,351 29,379
EQT Corp 10,834 434
Exxon Mobil Corp 349,400 41,323
Hess Corp 207,122 32,620
HF Sinclair Corp 4,807 261
Marathon Oil Corp 17,554 471
Marathon Petroleum Corp 11,064 2,011
Occidental Petroleum Corp 20,638 1,365
Ovintiv Inc 4,289 220
Phillips 66 238,988 34,225
Pioneer Natural Resources Co 150,362 40,495
Range Resources Corp 7,036 253
Southwestern Energy Co
(d)
32,980 247
Valero Energy Corp 81,387 13,012
$ 250,277
Oil & Gas Services - 1 .19%
Baker Hughes Co 30,021 979
Halliburton Co 970,388 36,361
NOV Inc 11,787 218
Schlumberger NV 42,768 2,031
TechnipFMC PLC 13,007 333
$ 39,922
Packaging & Containers - 0 .09%
Amcor PLC 43,256 387
AptarGroup Inc 1,970 284
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 187 1
Ball Corp 9,266 645
Berry Global Group Inc 3,466 196
Crown Holdings Inc 3,190 262
Graphic Packaging Holding Co 4,114 106
Packaging Corp of America 2,682 464
Sealed Air Corp 1,868 59
Silgan Holdings Inc 2,427 113
Sonoco Products Co 2,841 159
Westrock Co 7,642 367
$ 3,043
Pharmaceuticals - 6 .01%
Becton Dickinson & Co 139,501 32,727
Bristol-Myers Squibb Co 61,111 2,685
Cardinal Health Inc 3,637 375
Cigna Group/The 8,015 2,862
CVS Health Corp 582,724 39,456
Elanco Animal Health Inc
(d)
14,727 194
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Henry Schein Inc
(d)
3,919 $ 271
Jazz Pharmaceuticals PLC
(d)
855 95
Johnson & Johnson 347,420 50,234
McKesson Corp 2,482 1,333
Merck & Co Inc 367,924 47,543
Organon & Co 7,422 138
Perrigo Co PLC 3,920 128
Pfizer Inc 169,862 4,352
Premier Inc 3,446 72
Sanofi SA ADR 369,354 18,183
Viatris Inc 35,915 416
$ 201,064
Pipelines - 1 .21%
Antero Midstream Corp 6,561 91
DT Midstream Inc 2,820 175
Enbridge Inc 1,021,406 36,301
Kinder Morgan Inc 58,848 1,076
ONEOK Inc 16,516 1,307
Williams Cos Inc/The 36,550 1,402
$ 40,352
Private Equity - 0 .05%
Carlyle Group Inc/The 6,340 284
KKR & Co Inc 15,031 1,399
$ 1,683
Real Estate - 0 .03%
CBRE Group Inc
(d)
9,137 794
Howard Hughes Holdings Inc
(d)
978 64
Jones Lang LaSalle Inc
(d)
1,428 258
$ 1,116
REITs - 3 .82%
AGNC Investment Corp 20,815 190
Agree Realty Corp 2,880 165
Alexandria Real Estate Equities Inc 5,171 599
American Homes 4 Rent 10,010 358
Americold Realty Trust Inc 8,519 187
Annaly Capital Management Inc 15,021 282
Apartment Income REIT Corp 4,324 166
AvalonBay Communities Inc 4,279 811
Boston Properties Inc 4,716 292
Brixmor Property Group Inc 8,698 192
Camden Property Trust 3,121 311
Cousins Properties Inc 4,396 101
Crown Castle Inc 11,630 1,091
CubeSmart 6,724 272
Digital Realty Trust Inc 9,086 1,261
EastGroup Properties Inc 1,379 214
EPR Properties 2,157 88
Equinix Inc 1,404 998
Equity LifeStyle Properties Inc 3,596 217
Equity Residential 11,212 722
Essex Property Trust Inc 1,943 479
Extra Space Storage Inc 6,300 846
Federal Realty Investment Trust 61,378 6,393
First Industrial Realty Trust Inc 3,835 174
Gaming and Leisure Properties Inc 7,697 329
Healthcare Realty Trust Inc 11,036 157
Healthpeak Properties Inc 21,182 394
Highwoods Properties Inc 3,024 79
Host Hotels & Resorts Inc 21,220 400
Invitation Homes Inc 18,352 628
Iron Mountain Inc 4,414 342
Kilroy Realty Corp 3,388 115
Kimco Realty Corp 19,696 367
Lamar Advertising Co 578 67
Medical Properties Trust Inc 17,246 79
Mid-America Apartment Communities Inc 3,510 456
National Storage Affiliates Trust 2,343 82
NET Lease Office Properties 411 9
NNN REIT Inc 5,454 221

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc 7,356 $ 224
Park Hotels & Resorts Inc 6,204 100
Prologis Inc 272,558 27,814
Public Storage 88,011 22,834
Rayonier Inc 4,264 127
Realty Income Corp 24,971 1,337
Regency Centers Corp 5,432 322
Rexford Industrial Realty Inc 6,326 271
Rithm Capital Corp 13,999 156
SBA Communications Corp 2,923 544
Simon Property Group Inc 7,640 1,074
STAG Industrial Inc 5,281 182
Starwood Property Trust Inc 8,562 162
Sun Communities Inc 2,908 324
UDR Inc 9,313 355
Ventas Inc 12,007 532
VICI Properties Inc 1,707,565 48,751
Vornado Realty Trust 5,135 134
Welltower Inc 16,659 1,587
Weyerhaeuser Co 21,987 663
WP Carey Inc 6,505 357
$ 127,984
Retail - 5 .36%
Advance Auto Parts Inc 1,725 126
AutoNation Inc
(d)
826 133
AutoZone Inc
(d)
86 254
Bath & Body Works Inc 6,657 302
Best Buy Co Inc 5,069 373
BJ's Wholesale Club Holdings Inc
(d)
2,529 189
CarMax Inc
(d)
4,498 306
Casey's General Stores Inc 962 307
Cava Group Inc
(d)
331 24
Darden Restaurants Inc 159,160 24,417
Dick's Sporting Goods Inc 1,574 316
Dollar General Corp 131,642 18,323
Dollar Tree Inc
(d)
6,178 731
Domino's Pizza Inc 55,148 29,188
Freshpet Inc
(d)
913 97
GameStop Corp
(d),(e)
7,781 86
Gap Inc/The 5,646 116
Genuine Parts Co 4,234 666
Home Depot Inc/The 37,819 12,640
Kohl's Corp 3,212 77
Lithia Motors Inc 110,576 28,128
Lowe's Cos Inc 4,655 1,061
Macy's Inc 7,862 145
McDonald's Corp 12,871 3,514
MSC Industrial Direct Co Inc 1,363 124
Murphy USA Inc 29 12
Nordstrom Inc 3,316 63
Ollie's Bargain Outlet Holdings Inc
(d)
1,216 89
O'Reilly Automotive Inc
(d)
23,333 23,643
Penske Automotive Group Inc 568 87
Petco Health & Wellness Co Inc
(d)
2,382 4
RH
(d)
377 93
Ross Stores Inc 654 85
Victoria's Secret & Co
(d)
1,239 22
Walgreens Boots Alliance Inc 21,506 381
Walmart Inc 552,450 32,788
Williams-Sonoma Inc 1,694 486
Yum! Brands Inc 994 140
$ 179,536
Savings & Loans - 0 .00%
New York Community Bancorp Inc 20,691 55
TFS Financial Corp 1,454 17
$ 72
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .99%
Advanced Micro Devices Inc
(d)
20,755 $ 3,287
Analog Devices Inc 14,970 3,003
Applied Materials Inc 3,915 778
Broadcom Inc 39,997 52,007
Cirrus Logic Inc
(d)
1,603 142
Entegris Inc 4,273 568
GLOBALFOUNDRIES Inc
(d),(e)
2,279 111
Intel Corp 126,864 3,866
IPG Photonics Corp
(d)
872 73
Lam Research Corp 216 193
Marvell Technology Inc 25,657 1,691
Microchip Technology Inc 288,369 26,524
Micron Technology Inc 32,816 3,707
MKS Instruments Inc 1,998 238
ON Semiconductor Corp
(d)
12,959 909
Qorvo Inc
(d)
2,945 344
QUALCOMM Inc 268,020 44,451
Skyworks Solutions Inc 206,304 21,990
Teradyne Inc 749 87
Texas Instruments Inc 16,152 2,850
Wolfspeed Inc
(d)
3,604 97
$ 166,916
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,182 327
Software - 4 .99%
Akamai Technologies Inc
(d)
4,506 455
ANSYS Inc
(d)
440 143
AppLovin Corp
(d)
4,536 320
Aspen Technology Inc
(d)
799 157
Bentley Systems Inc 413 22
BILL Holdings Inc
(d)
2,980 186
Broadridge Financial Solutions Inc 559 108
CCC Intelligent Solutions Holdings Inc
(d)
10,184 114
Concentrix Corp 1,276 70
Dayforce Inc
(d)
4,107 252
Doximity Inc
(d)
1,964 48
Dropbox Inc - A Shares
(d)
833 19
Electronic Arts Inc 150,763 19,120
Fidelity National Information Services Inc 718,464 48,798
Fiserv Inc
(d)
13,050 1,992
Guidewire Software Inc
(d)
2,454 271
HashiCorp Inc
(d)
892 29
Informatica Inc
(d)
1,137 35
Jack Henry & Associates Inc 1,497 244
Microsoft Corp 91,211 35,511
MSCI Inc 1,159 540
nCino Inc
(d)
1,846 54
Nutanix Inc
(d)
5,542 336
Oracle Corp 253,941 28,885
Paycor HCM Inc
(d)
1,014 18
Playtika Holding Corp 67 1
PTC Inc
(d)
1,646 292
Roper Technologies Inc 3,183 1,628
Salesforce Inc 93,138 25,048
SentinelOne Inc
(d)
6,246 132
SS&C Technologies Holdings Inc 6,542 405
Take-Two Interactive Software Inc
(d)
4,972 710
Twilio Inc
(d)
4,251 255
Tyler Technologies Inc
(d)
294 136
UiPath Inc
(d)
2,578 49
Unity Software Inc
(d)
5,128 124
Zoom Video Communications Inc
(d)
7,654 468
ZoomInfo Technologies Inc
(d)
4,224 67
$ 167,042
Telecommunications - 0 .55%
AT&T Inc 214,820 3,628
Ciena Corp
(d)
4,309 199
Cisco Systems Inc 121,912 5,728
Corning Inc 22,834 762

Schedule of Investments
LargeCap Value Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Frontier Communications Parent Inc
(d)
7,113 $ 165
Iridium Communications Inc 227 7
Juniper Networks Inc 9,568 333
Motorola Solutions Inc 383 130
T-Mobile US Inc 14,721 2,417
Ubiquiti Inc 12 1
Verizon Communications Inc 126,521 4,996
Viasat Inc
(d)
3,395 54
$ 18,420
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,797 233
Mattel Inc
(d)
10,228 187
$ 420
Transportation - 2 .59%
CH Robinson Worldwide Inc 739 52
CSX Corp 52,650 1,749
Expeditors International of Washington Inc 3,768 419
FedEx Corp 103,534 27,103
JB Hunt Transport Services Inc 151,311 24,599
Kirby Corp
(d)
1,712 187
Knight-Swift Transportation Holdings Inc 4,696 217
Landstar System Inc 213 37
Norfolk Southern Corp 6,843 1,576
Old Dominion Freight Line Inc 394 72
Ryder System Inc 1,271 155
Saia Inc
(d)
716 284
Schneider National Inc 1,567 32
Union Pacific Corp 116,253 27,571
United Parcel Service Inc 15,738 2,321
XPO Inc
(d)
3,442 370
$ 86,744
Water - 0 .03%
American Water Works Co Inc 5,872 718
Essential Utilities Inc 7,540 276
$ 994
TOTAL COMMON STOCKS $ 3,269,229
Total Investments $ 3,358,087
Other Assets and Liabilities -  (0.34)% (11,397)
TOTAL NET ASSETS - 100.00% $ 3,346,690
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $476 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $448 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 20 .94%
Consumer, Non-cyclical 20 .42%
Technology 13 .28%
Industrial 12 .51%
Energy 9 .90%
Consumer, Cyclical 8 .79%
Utilities 4 .89%
Communications 3 .85%
Basic Materials 3 .11%
Money Market Funds 2 .25%
Exchange-Traded Funds 0 .40%
Other Assets and Liabilities
( 0 .34 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 57,090 $ 774,627 $ 756,973 $ 74,744
$ 57,090 $ 774,627 $ 756,973 $ 74,744
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,841 $ — $ — $ —
$ 1,841 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 69 $ 17,481 $ (633)
Total $ (633)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .06 % Shares Held Value (000's)
Money Market Funds - 0 .06%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
13,006,381 $ 13,006
TOTAL INVESTMENT COMPANIES $ 13,006
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 10 .80%
HEICO Corp - Class A 6,918,363 $ 1,147,411
TransDigm Group Inc 1,075,641 1,342,432
$ 2,489,843
Beverages - 0 .38%
Brown-Forman Corp - A Shares 7,199 353
Brown-Forman Corp - B Shares 1,818,804 87,030
$ 87,383
Building Materials - 5 .64%
Martin Marietta Materials Inc 643,402 377,722
Summit Materials Inc
(c)
2,453,506 95,441
Vulcan Materials Co 3,211,953 827,496
$ 1,300,659
Chemicals - 0 .61%
Perimeter Solutions SA
(a),(c)
7,975,046 55,825
Perimeter Solutions SA - Warrants
(c)
2,883,826 3
Sherwin-Williams Co/The 284,976 85,382
$ 141,210
Commercial Services - 7 .65%
CoStar Group Inc
(c)
10,850,565 993,152
Gartner Inc
(c)
1,092,134 450,604
Moody's Corp 434,513 160,913
Verisk Analytics Inc 729,353 158,970
$ 1,763,639
Distribution & Wholesale - 6 .86%
Copart Inc
(c)
22,769,781 1,236,627
Fastenal Co 5,082,565 345,309
$ 1,581,936
Diversified Financial Services - 1 .50%
Ares Management Corp 1,148,602 152,867
Brookfield Asset Management Ltd 4,898,375 187,069
Brookfield Reinsurance Ltd
(c)
156,328 6,280
$ 346,216
Electric - 3 .11%
Brookfield Infrastructure Partners LP 19,772,377 531,284
Brookfield Renewable Corp 2,273,171 52,828
Brookfield Renewable Partners LP 6,295,515 132,269
$ 716,381
Electronics - 1 .00%
Mettler-Toledo International Inc
(c)
187,335 230,366
Entertainment - 3 .03%
Atlanta Braves Holdings Inc - C shares
(c)
121,169 4,535
Liberty Media Corp-Liberty Live - A Shares
(c)
21,874 784
Liberty Media Corp-Liberty Live - C Shares
(c)
157,552 5,880
Live Nation Entertainment Inc
(c)
5,218,268 463,956
Vail Resorts Inc 1,179,272 223,319
$ 698,474
Healthcare - Products - 2 .12%
Agilent Technologies Inc 1,744,599 239,080
Enovis Corp
(c)
473,967 26,177
IDEXX Laboratories Inc
(c)
319,179 157,279
Waters Corp
(c)
210,358 65,009
$ 487,545
Home Builders - 2 .40%
Lennar Corp - A Shares 1,602,761 243,011
Lennar Corp - B Shares 38,636 5,424
NVR Inc
(c)
40,853 303,899
$ 552,334
Insurance - 10 .45%
Aon PLC 491,942 138,733
Arch Capital Group Ltd
(c)
4,859,257 454,535
Brown & Brown Inc 9,403,411 766,754
F&G Annuities & Life Inc 62,698 2,371
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(c)
417,391 $ 608,723
Progressive Corp/The 2,097,709 436,848
$ 2,407,964
Internet - 1 .58%
VeriSign Inc
(c)
1,647,972 279,298
Wix.com Ltd
(c)
706,664 84,001
$ 363,299
Lodging - 5 .35%
Hilton Worldwide Holdings Inc 4,986,874 983,811
Hyatt Hotels Corp 1,666,848 248,010
$ 1,231,821
Machinery - Diversified - 0 .16%
Cognex Corp 814,217 33,823
Esab Corp 20,468 2,167
$ 35,990
Media - 1 .26%
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
508,165 31,643
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
3,684,521 257,806
$ 289,449
Private Equity - 9 .46%
Brookfield Corp 28,438,350 1,140,947
KKR & Co Inc 11,153,126 1,038,021
$ 2,178,968
Real Estate - 2 .19%
CBRE Group Inc
(c)
4,993,419 433,878
Howard Hughes Holdings Inc
(c)
1,104,429 71,965
$ 505,843
REITs - 1 .54%
SBA Communications Corp 1,903,278 354,238
Retail - 9 .46%
CarMax Inc
(c)
6,185,402 420,422
Domino's Pizza Inc 1,178,825 623,916
Floor & Decor Holdings Inc
(c)
40,848 4,507
O'Reilly Automotive Inc
(c)
1,015,021 1,028,480
Ross Stores Inc 797,281 103,288
$ 2,180,613
Semiconductors - 1 .75%
Microchip Technology Inc 4,382,801 403,130
Software - 11 .63%
ANSYS Inc
(c)
361,397 117,411
Appfolio Inc
(c)
55,352 12,553
Autodesk Inc
(c)
1,346,576 286,619
CCC Intelligent Solutions Holdings Inc
(c)
18,353,416 205,925
Constellation Software Inc/Canada 165,790 427,572
Constellation Software Inc/Canada - Warrants
(c),(d)
143,533 —
Fair Isaac Corp
(c)
217,130 246,080
Lumine Group Inc
(c)
329,031 9,019
MSCI Inc 607,024 282,746
Roper Technologies Inc 1,279,442 654,383
Tyler Technologies Inc
(c)
899,561 415,192
Veeva Systems Inc
(c)
113,975 22,631
$ 2,680,131
TOTAL COMMON STOCKS $ 23,027,432
Total Investments $ 23,040,438
Other Assets and Liabilities -  0.01% 1,481
TOTAL NET ASSETS - 100.00% $ 23,041,919
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Fund
April 30, 2024 (unaudited)
See accompanying notes.

(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 27 .10%
Financial 25 .14%
Industrial 17 .60%
Technology 13 .38%
Consumer, Non-cyclical 10 .15%
Utilities 3 .11%
Communications 2 .84%
Basic Materials 0 .61%
Money Market Funds 0 .06%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Perimeter Solutions SA $ 25,667 $ — $ 209 $ 55,825
Principal Government Money Market Fund - Class R-6 5.22% 157 1,019,934 1,007,085 13,006
$ 25,824 $ 1,019,934 $ 1,007,294 $ 68,831
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (434) $ — $ 30,801
Principal Government Money Market Fund - Class R-6 5.22% 639 — — —
$ 639 $ (434) $ — $ 30,801
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .05 % Shares Held Value (000's)
Money Market Funds - 3 .05%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
6,578,830 $ 6,579
TOTAL INVESTMENT COMPANIES $ 6,579
COMMON STOCKS - 96 .79 % Shares Held Value (000's)
Advertising - 2 .10%
Trade Desk Inc/The
(c)
54,763 $ 4,537
Apparel - 1 .02%
Tapestry Inc 55,075 2,199
Beverages - 1 .31%
Celsius Holdings Inc
(c)
39,647 2,826
Building Materials - 4 .16%
Builders FirstSource Inc
(c)
24,784 4,531
Vulcan Materials Co 17,237 4,441
$ 8,972
Commercial Services - 4 .24%
Cintas Corp 6,163 4,057
Global Payments Inc 41,383 5,081
$ 9,138
Computers - 4 .04%
Crowdstrike Holdings Inc
(c)
14,704 4,301
Western Digital Corp
(c)
31,651 2,242
Zscaler Inc
(c)
12,534 2,168
$ 8,711
Distribution & Wholesale - 1 .52%
Copart Inc
(c)
60,150 3,267
Diversified Financial Services - 9 .50%
Ameriprise Financial Inc 7,167 2,951
Apollo Global Management Inc 69,390 7,521
Interactive Brokers Group Inc - A Shares 47,619 5,482
Tradeweb Markets Inc 44,558 4,532
$ 20,486
Entertainment - 1 .47%
DraftKings Inc
(c)
76,360 3,173
Healthcare - Products - 11 .07%
Align Technology Inc
(c)
12,717 3,591
Avantor Inc
(c)
213,459 5,172
GE HealthCare Technologies Inc 51,756 3,946
Natera Inc
(c)
50,566 4,696
Repligen Corp
(c)
15,678 2,574
Zimmer Biomet Holdings Inc 32,388 3,896
$ 23,875
Healthcare - Services - 2 .27%
Charles River Laboratories International Inc
(c)
21,344 4,888
Home Builders - 2 .10%
DR Horton Inc 31,712 4,519
Insurance - 1 .88%
W R Berkley Corp 52,645 4,052
Internet - 6 .05%
DoorDash Inc - Class A
(c)
40,805 5,274
Pinterest Inc
(c)
80,353 2,688
Sea Ltd ADR
(c)
35,918 2,270
Spotify Technology SA
(c)
10,011 2,807
$ 13,039
Leisure Products & Services - 1 .75%
Royal Caribbean Cruises Ltd
(c)
27,017 3,772
Machinery - Construction & Mining - 1 .08%
GE Vernova Inc
(c)
15,151 2,329
Office & Business Equipment - 1 .01%
Zebra Technologies Corp
(c)
6,908 2,173
Oil & Gas - 5 .91%
Matador Resources Co 92,689 5,775
Permian Resources Corp 272,419 4,563
Southwestern Energy Co
(c)
321,692 2,409
$ 12,747
Pharmaceuticals - 3 .07%
Dexcom Inc
(c)
51,897 6,611
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 2 .51%
KKR & Co Inc 58,204 $ 5,417
Real Estate - 1 .81%
Jones Lang LaSalle Inc
(c)
21,648 3,912
Retail - 6 .03%
Domino's Pizza Inc 8,278 4,381
Floor & Decor Holdings Inc
(c)
19,800 2,185
Ross Stores Inc 32,477 4,207
Tractor Supply Co 8,168 2,231
$ 13,004
Semiconductors - 6 .43%
Entegris Inc 33,806 4,493
Marvell Technology Inc 61,709 4,067
Monolithic Power Systems Inc 7,930 5,308
$ 13,868
Software - 14 .46%
Cloudflare Inc
(c)
28,986 2,534
Datadog Inc
(c)
34,701 4,355
Fair Isaac Corp
(c)
2,754 3,121
HubSpot Inc
(c)
7,038 4,257
Manhattan Associates Inc
(c)
10,561 2,176
MongoDB Inc
(c)
6,064 2,215
Palantir Technologies Inc
(c)
185,175 4,068
Snowflake Inc - Class A
(c)
20,289 3,149
Synopsys Inc
(c)
6,186 3,282
Veeva Systems Inc
(c)
10,119 2,009
$ 31,166
TOTAL COMMON STOCKS $ 208,681
Total Investments $ 215,260
Other Assets and Liabilities -  0.16% 347
TOTAL NET ASSETS - 100.00% $ 215,607
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 25 .94%
Consumer, Non-cyclical 21 .96%
Financial 15 .70%
Consumer, Cyclical 13 .89%
Communications 8 .15%
Energy 5 .91%
Industrial 5 .24%
Money Market Funds 3 .05%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 4,345 $ 71,372 $ 69,138 $ 6,579
$ 4,345 $ 71,372 $ 69,138 $ 6,579
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 143 $ — $ — $ —
$ 143 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Mid-Cap Growth ETF 33,700 $ 3,620
Money Market Funds - 2 .49%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
516,633 517
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
30,914,905 30,915
$ 31,432
TOTAL INVESTMENT COMPANIES $ 35,052
COMMON STOCKS - 96 .96 % Shares Held Value (000's)
Advertising - 0 .74%
Trade Desk Inc/The
(d)
113,078 $ 9,368
Aerospace & Defense - 1 .63%
HEICO Corp
(e)
75,087 15,573
HEICO Corp - Class A 3,860 640
Spirit AeroSystems Holdings Inc
(d)
687 22
TransDigm Group Inc 3,448 4,303
$ 20,538
Airlines - 0 .02%
American Airlines Group Inc
(d)
12,714 172
Delta Air Lines Inc 1,676 84
$ 256
Apparel - 0 .13%
Birkenstock Holding Plc
(d),(e)
419 19
Crocs Inc
(d)
3,134 390
Deckers Outdoor Corp
(d)
1,351 1,106
Skechers USA Inc
(d)
542 36
Tapestry Inc 838 33
$ 1,584
Automobile Parts & Equipment - 0 .38%
Allison Transmission Holdings Inc 496 37
Aptiv PLC
(d)
67,101 4,764
$ 4,801
Banks - 0 .08%
First Citizens BancShares Inc/NC 62 105
NU Holdings Ltd/Cayman Islands
(d)
84,650 919
$ 1,024
Beverages - 1 .03%
Boston Beer Co Inc/The
(d)
453 126
Brown-Forman Corp - A Shares
(e)
2,036 100
Brown-Forman Corp - B Shares 7,626 365
Celsius Holdings Inc
(d)
143,059 10,196
Monster Beverage Corp
(d)
40,755 2,178
$ 12,965
Biotechnology - 1 .41%
Alnylam Pharmaceuticals Inc
(d)
21,161 3,046
Apellis Pharmaceuticals Inc
(d)
56,701 2,506
BioMarin Pharmaceutical Inc
(d)
44,473 3,591
Certara Inc
(d)
2,468 42
Corteva Inc 88,403 4,785
Exelixis Inc
(d)
11,971 281
Illumina Inc
(d)
2,485 306
Incyte Corp
(d)
7,184 374
Ionis Pharmaceuticals Inc
(d)
6,471 267
Maravai LifeSciences Holdings Inc
(d)
3,590 30
Roivant Sciences Ltd
(d)
18,159 198
Sarepta Therapeutics Inc
(d)
17,739 2,247
Ultragenyx Pharmaceutical Inc
(d)
4,145 176
$ 17,849
Building Materials - 2 .65%
Armstrong World Industries Inc 660 76
Eagle Materials Inc 1,185 297
Fortune Brands Innovations Inc 72,579 5,305
Lennox International Inc 11,533 5,345
Martin Marietta Materials Inc 16,486 9,678
Trane Technologies PLC 3,544 1,125
Trex Co Inc
(d)
127,821 11,319
Vulcan Materials Co 1,533 395
$ 33,540
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0 .05%
Axalta Coating Systems Ltd
(d)
1,354 $ 43
FMC Corp 1,077 64
PPG Industries Inc 3,108 401
RPM International Inc 1,277 136
$ 644
Commercial Services - 9 .11%
Avis Budget Group Inc 373 36
Block Inc
(d)
10,842 791
Booz Allen Hamilton Holding Corp 64,434 9,515
Bright Horizons Family Solutions Inc
(d)
409 42
Cintas Corp 13,110 8,631
Corpay Inc
(d)
19,587 5,918
CoStar Group Inc
(d)
211,033 19,316
Equifax Inc 48,314 10,638
Euronet Worldwide Inc
(d)
1,149 118
FTI Consulting Inc
(d)
328 70
Gartner Inc
(d)
18,793 7,753
Global Payments Inc 46,092 5,659
Grand Canyon Education Inc
(d)
482 63
H&R Block Inc 4,923 233
MarketAxess Holdings Inc 29,578 5,918
Moody's Corp 20,467 7,580
Morningstar Inc 1,358 384
Paylocity Holding Corp
(d)
2,211 343
Quanta Services Inc 15,514 4,012
RB Global Inc 160,749 11,506
Rollins Inc 13,487 601
Service Corp International/US 2,779 199
Shift4 Payments Inc
(d)
122,972 7,115
Toast Inc
(d)
19,376 458
U-Haul Holding Co 2,015 124
U-Haul Holding Co
(d)
130 8
United Rentals Inc 9,064 6,055
Valvoline Inc
(d)
1,749 74
Verisk Analytics Inc 7,538 1,643
WEX Inc
(d)
1,034 218
WillScot Mobile Mini Holdings Corp
(d)
2,481 92
$ 115,113
Computers - 3 .34%
Crowdstrike Holdings Inc
(d)
56,455 16,515
EPAM Systems Inc
(d)
38,086 8,959
Genpact Ltd 2,504 77
Globant SA
(d)
51,090 9,124
HP Inc 9,312 262
KBR Inc 2,567 167
NetApp Inc 4,330 443
Pure Storage Inc
(d)
115,921 5,842
Zscaler Inc
(d)
4,670 808
$ 42,197
Consumer Products - 0 .20%
Avery Dennison Corp 1,398 304
Church & Dwight Co Inc 11,567 1,248
Clorox Co/The 6,532 966
$ 2,518
Distribution & Wholesale - 5 .45%
Copart Inc
(d)
274,652 14,916
Fastenal Co 187,214 12,719
Ferguson PLC 45,949 9,645
Pool Corp 24,021 8,709
SiteOne Landscape Supply Inc
(d)
749 118
Watsco Inc 24,285 10,873
WW Grainger Inc 12,950 11,931
$ 68,911
Diversified Financial Services - 2 .30%
Ameriprise Financial Inc 5,292 2,179
Apollo Global Management Inc 27,586 2,990
Ares Management Corp 71,473 9,513
Blue Owl Capital Inc 3,866 73
Houlihan Lokey Inc 22,030 2,808

Schedule of Investments
MidCap Growth Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
LPL Financial Holdings Inc 40,941 $ 11,018
Rocket Cos Inc
(d)
2,354 29
SLM Corp 4,604 98
TPG Inc 1,200 52
Tradeweb Markets Inc 2,097 213
UWM Holdings Corp 1,922 12
Western Union Co/The 3,059 41
XP Inc 1,531 31
$ 29,057
Electric - 0 .06%
AES Corp/The 21,562 386
Vistra Corp 5,429 412
$ 798
Electrical Components & Equipment - 0 .02%
ChargePoint Holdings Inc
(d)
20,601 27
Universal Display Corp 1,108 175
$ 202
Electronics - 0 .41%
Allegion plc 4,282 521
Amphenol Corp 15,505 1,873
Hubbell Inc 1,291 478
Jabil Inc 4,132 485
Keysight Technologies Inc
(d)
2,361 349
Mettler-Toledo International Inc
(d)
1,131 1,391
Vontier Corp 2,741 111
$ 5,208
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
7,029 764
Engineering & Construction - 0 .03%
EMCOR Group Inc 848 303
TopBuild Corp
(d)
118 48
$ 351
Entertainment - 1 .77%
Caesars Entertainment Inc
(d)
4,438 159
Churchill Downs Inc 76,237 9,835
DraftKings Inc
(d)
223,453 9,286
Live Nation Entertainment Inc
(d)
1,864 166
TKO Group Holdings Inc 3,259 308
Vail Resorts Inc 13,426 2,543
$ 22,297
Environmental Control - 0 .99%
Tetra Tech Inc 503 98
Waste Connections Inc 76,379 12,380
$ 12,478
Food - 0 .79%
Albertsons Cos Inc 2,048 42
Lamb Weston Holdings Inc 116,548 9,713
Performance Food Group Co
(d)
3,798 258
$ 10,013
Hand & Machine Tools - 0 .58%
Lincoln Electric Holdings Inc 33,215 7,291
MSA Safety Inc 315 57
$ 7,348
Healthcare - Products - 8 .76%
10X Genomics Inc
(d)
4,843 142
Agilent Technologies Inc 12,556 1,721
Align Technology Inc
(d)
59,517 16,806
Bio-Techne Corp 82,136 5,192
Bruker Corp 5,287 412
Exact Sciences Corp
(d)
3,267 194
Globus Medical Inc
(d)
1,795 89
IDEXX Laboratories Inc
(d)
48,570 23,933
Inspire Medical Systems Inc
(d)
10,780 2,605
Insulet Corp
(d)
53,058 9,123
Masimo Corp
(d)
2,274 306
Natera Inc
(d)
37,062 3,443
Novocure Ltd
(d)
5,956 73
Penumbra Inc
(d)
44,544 8,751
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Repligen Corp
(d)
79,398 $ 13,037
ResMed Inc 66,890 14,314
Shockwave Medical Inc
(d)
1,915 632
Tandem Diabetes Care Inc
(d)
505 19
Waters Corp
(d)
3,094 956
West Pharmaceutical Services Inc 24,932 8,913
$ 110,661
Healthcare - Services - 2 .53%
agilon health Inc
(d)
14,724 81
Chemed Corp 6,117 3,475
DaVita Inc
(d)
2,847 396
Encompass Health Corp 378 31
Ginkgo Bioworks Holdings Inc
(d),(e)
6,180 5
ICON PLC
(d)
43,046 12,822
IQVIA Holdings Inc
(d)
40,090 9,292
Medpace Holdings Inc
(d)
13,572 5,271
Molina Healthcare Inc
(d)
1,660 568
Sotera Health Co
(d)
4,954 55
$ 31,996
Home Builders - 0 .53%
DR Horton Inc 46,117 6,571
NVR Inc
(d)
13 97
$ 6,668
Home Furnishings - 0 .01%
Tempur Sealy International Inc 1,789 90
Housewares - 0 .01%
Scotts Miracle-Gro Co/The
(e)
2,202 151
Insurance - 0 .94%
Arch Capital Group Ltd
(d)
2,659 249
Arthur J Gallagher & Co 628 147
Brighthouse Financial Inc
(d)
377 18
Brown & Brown Inc 4,881 398
Equitable Holdings Inc 17,809 657
Everest Group Ltd 306 112
Kinsale Capital Group Inc 25,932 9,420
Lincoln National Corp 909 25
Primerica Inc 1,191 252
RenaissanceRe Holdings Ltd 716 157
RLI Corp 452 64
Ryan Specialty Holdings Inc 5,083 251
Willis Towers Watson PLC 676 170
$ 11,920
Internet - 3 .28%
CDW Corp/DE 66,945 16,192
Coupang Inc
(d)
57,930 1,303
DoorDash Inc - Class A
(d)
78,702 10,173
eBay Inc 1,701 88
Etsy Inc
(d)
3,528 242
Expedia Group Inc
(d)
5,141 692
Gen Digital Inc 4,493 90
GoDaddy Inc
(d)
4,506 551
Lyft Inc
(d)
18,447 289
Maplebear Inc
(d)
831 28
Match Group Inc
(d)
140,788 4,339
Okta Inc
(d)
569 53
Palo Alto Networks Inc
(d)
14,273 4,152
Pinterest Inc
(d)
30,940 1,035
Roku Inc
(d)
897 52
Spotify Technology SA
(d)
7,405 2,077
VeriSign Inc
(d)
270 46
Wayfair Inc
(d)
1,541 77
$ 41,479
Leisure Products & Services - 0 .68%
Brunswick Corp/DE 320 26
Norwegian Cruise Line Holdings Ltd
(d)
5,298 100
Peloton Interactive Inc
(d)
19,101 59
Planet Fitness Inc
(d)
2,139 128
Polaris Inc 277 24

Schedule of Investments
MidCap Growth Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
(d)
58,210 $ 8,128
YETI Holdings Inc
(d)
4,570 163
$ 8,628
Lodging - 0 .55%
Choice Hotels International Inc
(e)
1,548 183
Hilton Worldwide Holdings Inc 6,027 1,189
Hyatt Hotels Corp 36,305 5,402
Travel + Leisure Co 1,811 79
Wyndham Hotels & Resorts Inc 331 24
Wynn Resorts Ltd 363 33
$ 6,910
Machinery - Construction & Mining - 1 .27%
BWX Technologies Inc 803 77
GE Vernova Inc
(d)
47,679 7,329
Vertiv Holdings Co 92,336 8,587
$ 15,993
Machinery - Diversified - 4 .02%
Cognex Corp 85,616 3,556
Graco Inc 124,517 9,986
IDEX Corp 48,560 10,706
Ingersoll Rand Inc 113,830 10,623
Otis Worldwide Corp 1,289 118
Rockwell Automation Inc 6,068 1,644
Toro Co/The 5,494 481
Westinghouse Air Brake Technologies Corp 83,954 13,523
Xylem Inc/NY 1,485 194
$ 50,831
Media - 0 .08%
Cable One Inc 18 7
FactSet Research Systems Inc 2,027 845
Liberty Broadband Corp - A Shares
(d)
155 8
Liberty Broadband Corp - C Shares
(d)
1,372 68
Nexstar Media Group Inc 586 94
$ 1,022
Metal Fabrication & Hardware - 0 .16%
Advanced Drainage Systems Inc 3,533 554
RBC Bearings Inc
(d)
6,031 1,475
Valmont Industries Inc 82 17
$ 2,046
Miscellaneous Manufacturers - 0 .71%
A O Smith Corp 750 62
Axon Enterprise Inc
(d)
27,645 8,671
Donaldson Co Inc 2,648 191
$ 8,924
Office & Business Equipment - 0 .28%
Zebra Technologies Corp
(d)
11,076 3,484
Oil & Gas - 2 .28%
Antero Resources Corp
(d)
154,725 5,262
APA Corp 14,197 446
Diamondback Energy Inc 63,481 12,768
Hess Corp 8,194 1,291
Ovintiv Inc 6,003 308
Permian Resources Corp 486,372 8,147
Texas Pacific Land Corp 977 563
$ 28,785
Oil & Gas Services - 0 .89%
Baker Hughes Co 334,875 10,924
Halliburton Co 9,542 357
$ 11,281
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 7,617 30
Graphic Packaging Holding Co 8,601 222
Sealed Air Corp 4,194 132
$ 384
Pharmaceuticals - 4 .33%
Cardinal Health Inc 6,671 687
Cencora Inc 57,565 13,762
Dexcom Inc
(d)
261,244 33,280
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC
(d)
1,665 $ 184
Neurocrine Biosciences Inc
(d)
49,288 6,779
$ 54,692
Pipelines - 0 .29%
Antero Midstream Corp 5,855 81
Cheniere Energy Inc 12,665 1,999
New Fortress Energy Inc 3,366 88
ONEOK Inc 1,684 133
Targa Resources Corp 11,681 1,333
$ 3,634
Private Equity - 0 .45%
Carlyle Group Inc/The 108,328 4,853
KKR & Co Inc 8,624 803
$ 5,656
REITs - 0 .43%
EastGroup Properties Inc 22,238 3,455
Equity LifeStyle Properties Inc 3,062 185
Iron Mountain Inc 7,570 587
Lamar Advertising Co 3,534 409
SBA Communications Corp 567 105
Simon Property Group Inc 3,734 525
Sun Communities Inc 1,408 157
UDR Inc 1,052 40
$ 5,463
Retail - 8 .54%
Best Buy Co Inc 1,385 102
BJ's Wholesale Club Holdings Inc
(d)
105,271 7,861
Burlington Stores Inc
(d)
46,497 8,366
CarMax Inc
(d)
509 35
Casey's General Stores Inc 21,322 6,814
Cava Group Inc
(d)
1,958 141
Darden Restaurants Inc 2,934 450
Dick's Sporting Goods Inc 244 49
Dollar Tree Inc
(d)
71,981 8,512
Domino's Pizza Inc 1,845 976
Dutch Bros Inc
(d)
126,980 3,576
Five Below Inc
(d)
83,028 12,151
Floor & Decor Holdings Inc
(d)
147,200 16,241
Freshpet Inc
(d)
39,674 4,208
Lululemon Athletica Inc
(d)
18,853 6,798
Murphy USA Inc 973 403
Ollie's Bargain Outlet Holdings Inc
(d)
1,120 82
RH
(d)
148 37
Ross Stores Inc 99,415 12,879
Texas Roadhouse Inc 3,525 567
Tractor Supply Co 5,708 1,559
Ulta Beauty Inc
(d)
18,002 7,288
Victoria's Secret & Co
(d)
1,962 35
Wendy's Co/The 8,898 178
Williams-Sonoma Inc 434 124
Wingstop Inc 17,120 6,587
Yum! Brands Inc 13,011 1,838
$ 107,857
Semiconductors - 4 .89%
Allegro MicroSystems Inc
(d)
3,907 116
Entegris Inc 88,612 11,778
Lattice Semiconductor Corp
(d)
123,788 8,492
Marvell Technology Inc 119,990 7,909
Microchip Technology Inc 79,080 7,274
Monolithic Power Systems Inc 31,686 21,208
Onto Innovation Inc
(d)
22,605 4,193
Teradyne Inc 6,780 789
$ 61,759
Software - 16 .13%
ANSYS Inc
(d)
35,913 11,667
Appfolio Inc
(d)
24,995 5,668
AppLovin Corp
(d)
2,722 192
Bentley Systems Inc 149,343 7,845

Schedule of Investments
MidCap Growth Fund III
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
BILL Holdings Inc
(d)
35,176 $ 2,194
Broadridge Financial Solutions Inc 64,190 12,415
Cloudflare Inc
(d)
15,535 1,358
Confluent Inc
(d)
10,117 284
Datadog Inc
(d)
48,653 6,106
Dayforce Inc
(d)
727 45
Descartes Systems Group Inc/The
(d)
69,319 6,432
DocuSign Inc
(d)
10,685 605
DoubleVerify Holdings Inc
(d)
7,426 218
Doximity Inc
(d)
2,596 63
Dropbox Inc - A Shares
(d)
11,992 278
Dynatrace Inc
(d)
189,586 8,590
Elastic NV
(d)
4,237 433
Fair Isaac Corp
(d)
6,227 7,058
Five9 Inc
(d)
45,539 2,621
Gitlab Inc
(d)
4,796 252
HashiCorp Inc
(d)
3,538 115
HubSpot Inc
(d)
10,232 6,189
Informatica Inc
(d)
151 5
Jack Henry & Associates Inc 52,568 8,552
Manhattan Associates Inc
(d)
3,250 670
MongoDB Inc
(d)
14,070 5,138
MSCI Inc 38,358 17,867
nCino Inc
(d)
272 8
Nutanix Inc
(d)
3,112 189
Palantir Technologies Inc
(d)
101,817 2,237
Paychex Inc 17,036 2,024
Paycom Software Inc 13,883 2,610
Paycor HCM Inc
(d)
1,683 29
Pegasystems Inc 2,199 131
Playtika Holding Corp 862 6
Procore Technologies Inc
(d)
4,198 287
PTC Inc
(d)
109,949 19,509
RingCentral Inc
(d)
4,442 132
ROBLOX Corp
(d)
24,844 883
SentinelOne Inc
(d)
1,787 38
Smartsheet Inc
(d)
6,752 255
Synopsys Inc
(d)
27,245 14,456
Take-Two Interactive Software Inc
(d)
25,260 3,607
Teradata Corp
(d)
5,174 192
Twilio Inc
(d)
1,476 88
Tyler Technologies Inc
(d)
47,137 21,756
UiPath Inc
(d)
15,411 292
Unity Software Inc
(d)
124,168 3,014
Veeva Systems Inc
(d)
96,282 19,118
ZoomInfo Technologies Inc
(d)
8,206 130
$ 203,851
Telecommunications - 0 .24%
Arista Networks Inc
(d)
11,171 2,866
Iridium Communications Inc 5,989 184
Ubiquiti Inc 205 22
$ 3,072
Transportation - 1 .42%
CH Robinson Worldwide Inc 4,725 336
Expeditors International of Washington Inc 1,025 114
JB Hunt Transport Services Inc 47,292 7,688
Landstar System Inc 1,498 261
Old Dominion Freight Line Inc 52,177 9,481
Saia Inc
(d)
152 60
$ 17,940
TOTAL COMMON STOCKS $ 1,225,001
Total Investments $ 1,260,053
Other Assets and Liabilities -  0.27% 3,414
TOTAL NET ASSETS - 100.00% $ 1,263,467
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $517 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $503 or 0.04% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 28 .16%
Technology 24 .64%
Consumer, Cyclical 18 .07%
Industrial 13 .92%
Communications 4 .34%
Financial 4 .20%
Energy 3 .52%
Money Market Funds 2 .49%
Exchange-Traded Funds 0 .28%
Utilities 0 .06%
Basic Materials 0 .05%
Other Assets and Liabilities
0 .27%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 17,712 $ 239,819 $ 226,616 $ 30,915
$ 17,712 $ 239,819 $ 226,616 $ 30,915
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 651 $ — $ — $ —
$ 651 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2024 Long 42 $ 12,084 $ (171)
Total $ (171)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .42 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Mid-Cap ETF 33,800 $ 1,931
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
2,591,043 2,591
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
30,547,475 30,547
$ 33,138
TOTAL INVESTMENT COMPANIES $ 35,069
COMMON STOCKS - 97 .67 % Shares Held Value (000's)
Aerospace & Defense - 0 .57%
Curtiss-Wright Corp 20,976 $ 5,316
Hexcel Corp 46,285 2,972
$ 8,288
Agriculture - 0 .26%
Darling Ingredients Inc
(d)
87,501 3,707
Apparel - 1 .32%
Capri Holdings Ltd
(d)
63,936 2,268
Carter's Inc 20,198 1,382
Columbia Sportswear Co 18,917 1,506
Crocs Inc
(d)
33,221 4,132
PVH Corp 32,709 3,559
Skechers USA Inc
(d)
73,276 4,840
Under Armour Inc - Class A
(d)
103,555 697
Under Armour Inc - Class C
(d)
104,665 682
$ 19,066
Automobile Parts & Equipment - 1 .26%
Adient PLC
(d)
50,048 1,495
Autoliv Inc 40,343 4,833
Gentex Corp 127,936 4,388
Goodyear Tire & Rubber Co/The
(d)
155,524 1,860
Lear Corp 31,282 3,938
Visteon Corp
(d)
15,253 1,687
$ 18,201
Banks - 5 .07%
Associated Banc-Corp 81,582 1,719
Bank OZK 57,710 2,577
Cadence Bank 100,189 2,772
Columbia Banking System Inc 114,406 2,152
Commerce Bancshares Inc/MO 64,974 3,553
Cullen/Frost Bankers Inc 35,214 3,674
East West Bancorp Inc 77,298 5,758
First Financial Bankshares Inc 70,447 2,082
First Horizon Corp 306,481 4,573
FNB Corp/PA 196,813 2,625
Glacier Bancorp Inc 60,818 2,200
Hancock Whitney Corp 47,252 2,145
Home BancShares Inc/AR 102,797 2,434
International Bancshares Corp 29,271 1,629
Old National Bancorp/IN 171,457 2,836
Pinnacle Financial Partners Inc 41,716 3,200
Prosperity Bancshares Inc 51,404 3,185
SouthState Corp 41,686 3,156
Synovus Financial Corp 80,212 2,871
Texas Capital Bancshares Inc
(d)
25,909 1,487
UMB Financial Corp 23,956 1,908
United Bankshares Inc/WV 73,834 2,397
Valley National Bancorp 233,918 1,640
Webster Financial Corp 94,352 4,135
Wintrust Financial Corp 33,586 3,246
Zions Bancorp NA 81,258 3,314
$ 73,268
Beverages - 0 .65%
Boston Beer Co Inc/The
(d)
5,163 1,437
Celsius Holdings Inc
(d)
81,326 5,796
Coca-Cola Consolidated Inc 2,571 2,124
$ 9,357
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .35%
Arrowhead Pharmaceuticals Inc
(d)
67,955 $ 1,537
Cytokinetics Inc
(d)
53,781 3,298
Exelixis Inc
(d)
166,301 3,901
Halozyme Therapeutics Inc
(d)
72,453 2,761
Roivant Sciences Ltd
(d)
184,606 2,012
United Therapeutics Corp
(d)
25,776 6,040
$ 19,549
Building Materials - 3 .26%
Eagle Materials Inc 18,896 4,737
Fortune Brands Innovations Inc 69,161 5,056
Knife River Corp
(d)
31,025 2,426
Lennox International Inc 17,564 8,140
Louisiana-Pacific Corp 35,203 2,576
MDU Resources Group Inc 111,693 2,759
Owens Corning 48,747 8,200
Simpson Manufacturing Co Inc 23,406 4,070
Trex Co Inc
(d)
59,562 5,274
UFP Industries Inc 33,902 3,821
$ 47,059
Chemicals - 2 .18%
Arcadium Lithium PLC
(d)
565,518 2,488
Ashland Inc 27,476 2,619
Avient Corp 50,000 2,121
Axalta Coating Systems Ltd
(d)
120,713 3,795
Cabot Corp 30,403 2,774
Chemours Co/The 81,417 2,178
NewMarket Corp 3,787 1,995
Olin Corp 65,927 3,447
RPM International Inc 70,683 7,557
Westlake Corp 17,570 2,589
$ 31,563
Commercial Services - 3 .68%
Aramark 143,953 4,536
Avis Budget Group Inc 10,132 967
Brink's Co/The 24,710 2,161
Euronet Worldwide Inc
(d)
24,031 2,468
FTI Consulting Inc
(d)
19,102 4,085
Graham Holdings Co 1,964 1,377
Grand Canyon Education Inc
(d)
16,211 2,108
GXO Logistics Inc
(d)
65,245 3,240
H&R Block Inc 76,528 3,614
Hertz Global Holdings Inc
(d)
71,976 328
Insperity Inc 19,429 2,000
ManpowerGroup Inc 26,770 2,020
Morningstar Inc 14,287 4,038
Paylocity Holding Corp
(d)
23,791 3,691
Progyny Inc
(d)
45,730 1,466
R1 RCM Inc
(d)
108,092 1,328
Service Corp International/US 81,036 5,811
Valvoline Inc
(d)
71,112 3,024
WEX Inc
(d)
23,441 4,952
$ 53,214
Computers - 2 .85%
ASGN Inc
(d)
25,888 2,497
CACI International Inc
(d)
12,224 4,917
Crane NXT Co 26,480 1,610
ExlService Holdings Inc
(d)
90,458 2,623
Genpact Ltd 90,574 2,784
KBR Inc 74,048 4,809
Kyndryl Holdings Inc
(d)
126,209 2,481
Lumentum Holdings Inc
(d)
36,967 1,618
Maximus Inc 33,474 2,687
Pure Storage Inc
(d)
162,910 8,211
Qualys Inc
(d)
20,175 3,307
Science Applications International Corp 28,555 3,675
$ 41,219
Consumer Products - 0 .08%
Helen of Troy Ltd
(d)
13,024 1,207

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .51%
Coty Inc
(d)
206,216 $ 2,359
elf Beauty Inc
(d)
30,446 4,949
$ 7,308
Distribution & Wholesale - 1 .15%
Core & Main Inc
(d)
93,561 5,283
Watsco Inc 17,157 7,682
WESCO International Inc 24,092 3,680
$ 16,645
Diversified Financial Services - 3 .27%
Affiliated Managers Group Inc 18,545 2,895
Ally Financial Inc 148,897 5,710
Evercore Inc - Class A 19,012 3,451
Federated Hermes Inc 44,817 1,472
Houlihan Lokey Inc 28,586 3,644
Interactive Brokers Group Inc - A Shares 58,696 6,757
Janus Henderson Group PLC 72,688 2,269
Jefferies Financial Group Inc 92,995 4,004
SEI Investments Co 54,681 3,606
SLM Corp 120,834 2,561
Stifel Financial Corp 55,942 4,471
Voya Financial Inc 56,493 3,851
Western Union Co/The 192,247 2,584
$ 47,275
Electric - 2 .22%
ALLETE Inc 31,525 1,867
Black Hills Corp 37,293 2,047
IDACORP Inc 27,761 2,631
Northwestern Energy Group Inc 33,589 1,694
OGE Energy Corp 109,854 3,806
Ormat Technologies Inc 29,461 1,881
PNM Resources Inc 47,079 1,745
Portland General Electric Co 55,464 2,398
Vistra Corp 184,347 13,981
$ 32,050
Electrical Components & Equipment - 1 .25%
Acuity Brands Inc 16,739 4,156
Belden Inc 22,862 1,858
EnerSys 22,168 2,005
Littelfuse Inc 13,659 3,150
Novanta Inc
(d)
19,641 3,074
Universal Display Corp 23,898 3,776
$ 18,019
Electronics - 2 .44%
Arrow Electronics Inc
(d)
29,515 3,768
Avnet Inc 49,563 2,422
Coherent Corp
(d)
72,442 3,958
nVent Electric PLC 91,001 6,559
Sensata Technologies Holding PLC 83,016 3,180
TD SYNNEX Corp 42,617 5,022
Vishay Intertechnology Inc 69,239 1,602
Vontier Corp 84,647 3,439
Woodward Inc 33,072 5,370
$ 35,320
Engineering & Construction - 2 .66%
AECOM 74,607 6,891
Comfort Systems USA Inc 19,533 6,044
EMCOR Group Inc 25,804 9,216
Exponent Inc 27,766 2,552
Fluor Corp
(d)
93,448 3,769
MasTec Inc
(d)
33,152 2,940
TopBuild Corp
(d)
17,335 7,015
$ 38,427
Entertainment - 1 .34%
Churchill Downs Inc 37,232 4,803
Light & Wonder Inc
(d)
49,388 4,408
Marriott Vacations Worldwide Corp 18,116 1,741
Penn Entertainment Inc
(d)
81,719 1,352
TKO Group Holdings Inc 32,857 3,111
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Vail Resorts Inc 20,824 $ 3,943
$ 19,358
Environmental Control - 0 .91%
Clean Harbors Inc
(d)
27,590 5,227
Stericycle Inc
(d)
50,746 2,270
Tetra Tech Inc 29,325 5,710
$ 13,207
Food - 2 .06%
Flowers Foods Inc 105,375 2,628
Grocery Outlet Holding Corp
(d)
54,447 1,414
Ingredion Inc 35,760 4,098
Lancaster Colony Corp 11,169 2,131
Performance Food Group Co
(d)
85,336 5,793
Pilgrim's Pride Corp
(d)
22,078 795
Post Holdings Inc
(d)
27,624 2,932
Sprouts Farmers Market Inc
(d)
55,704 3,678
US Foods Holding Corp
(d)
124,059 6,234
$ 29,703
Gas - 0 .99%
National Fuel Gas Co 50,530 2,683
New Jersey Resources Corp 53,917 2,356
ONE Gas Inc 30,414 1,962
Southwest Gas Holdings Inc 32,951 2,459
Spire Inc 30,156 1,863
UGI Corp 114,936 2,938
$ 14,261
Hand & Machine Tools - 1 .14%
Lincoln Electric Holdings Inc 31,374 6,888
MSA Safety Inc 20,268 3,656
Regal Rexnord Corp 36,364 5,868
$ 16,412
Healthcare - Products - 3 .08%
Azenta Inc
(d)
30,587 1,605
Bruker Corp 50,864 3,968
DENTSPLY SIRONA Inc 115,904 3,478
Enovis Corp
(d)
27,249 1,505
Envista Holdings Corp
(d)
94,065 1,851
Globus Medical Inc
(d)
63,275 3,151
Haemonetics Corp
(d)
27,855 2,561
Integra LifeSciences Holdings Corp
(d)
37,303 1,088
Lantheus Holdings Inc
(d)
37,564 2,500
LivaNova PLC
(d)
29,546 1,647
Masimo Corp
(d)
24,345 3,272
Neogen Corp
(d)
108,070 1,333
Penumbra Inc
(d)
21,169 4,159
QuidelOrtho Corp
(d)
27,119 1,100
Repligen Corp
(d)
28,479 4,676
Shockwave Medical Inc
(d)
20,238 6,682
$ 44,576
Healthcare - Services - 2 .10%
Acadia Healthcare Co Inc
(d)
50,579 3,740
Amedisys Inc
(d)
17,899 1,648
Chemed Corp 8,263 4,693
Encompass Health Corp 54,981 4,584
HealthEquity Inc
(d)
47,060 3,714
Medpace Holdings Inc
(d)
12,790 4,967
Sotera Health Co
(d)
68,206 764
Tenet Healthcare Corp
(d)
55,699 6,254
$ 30,364
Home Builders - 1 .08%
KB Home 40,309 2,610
Taylor Morrison Home Corp
(d)
58,933 3,301
Thor Industries Inc 29,246 2,908
Toll Brothers Inc 57,202 6,813
$ 15,632

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .79%
Dolby Laboratories Inc 32,631 $ 2,534
Leggett & Platt Inc 73,167 1,322
Tempur Sealy International Inc 94,489 4,730
Whirlpool Corp 30,166 2,862
$ 11,448
Housewares - 0 .11%
Scotts Miracle-Gro Co/The 23,009 1,577
Insurance - 5 .36%
American Financial Group Inc/OH 35,781 4,571
Brighthouse Financial Inc
(d)
35,215 1,699
CNO Financial Group Inc 60,005 1,580
Equitable Holdings Inc 172,101 6,352
Erie Indemnity Co 13,682 5,236
Essent Group Ltd 58,467 3,097
Fidelity National Financial Inc 141,811 7,020
First American Financial Corp 56,594 3,032
Hanover Insurance Group Inc/The 19,634 2,549
Kemper Corp 33,163 1,934
Kinsale Capital Group Inc 12,074 4,386
MGIC Investment Corp 149,460 3,031
Old Republic International Corp 143,019 4,270
Primerica Inc 19,216 4,071
Reinsurance Group of America Inc 36,148 6,759
RenaissanceRe Holdings Ltd 28,902 6,337
RLI Corp 22,028 3,114
Selective Insurance Group Inc 33,261 3,381
Unum Group 99,713 5,055
$ 77,474
Internet - 0 .74%
GoDaddy Inc
(d)
77,240 9,452
Ziff Davis Inc
(d)
25,221 1,264
$ 10,716
Iron & Steel - 1 .49%
Cleveland-Cliffs Inc
(d)
273,306 4,619
Commercial Metals Co 63,837 3,430
Reliance Inc 31,522 8,975
United States Steel Corp 122,713 4,479
$ 21,503
Leisure Products & Services - 0 .86%
Brunswick Corp/DE 37,743 3,044
Harley-Davidson Inc 69,512 2,390
Planet Fitness Inc
(d)
46,861 2,804
Polaris Inc 29,115 2,479
YETI Holdings Inc
(d)
47,637 1,702
$ 12,419
Lodging - 0 .97%
Boyd Gaming Corp 38,110 2,039
Choice Hotels International Inc
(e)
13,556 1,603
Hilton Grand Vacations Inc
(d)
39,089 1,628
Hyatt Hotels Corp 24,253 3,609
Travel + Leisure Co 39,720 1,729
Wyndham Hotels & Resorts Inc 45,503 3,345
$ 13,953
Machinery - Construction & Mining - 0 .75%
BWX Technologies Inc 50,194 4,807
Oshkosh Corp 35,877 4,028
Terex Corp 36,748 2,060
$ 10,895
Machinery - Diversified - 3 .11%
AGCO Corp 34,089 3,893
Applied Industrial Technologies Inc 21,211 3,887
Chart Industries Inc
(d)
23,030 3,318
Cognex Corp 94,417 3,922
Crane Co 26,800 3,752
Esab Corp 31,074 3,290
Flowserve Corp 71,966 3,394
Graco Inc 92,578 7,425
Middleby Corp/The
(d)
29,399 4,085
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 57,259 $ 5,015
Watts Water Technologies Inc 15,011 2,979
$ 44,960
Media - 0 .56%
New York Times Co/The 89,746 3,862
Nexstar Media Group Inc 17,680 2,830
TEGNA Inc 108,035 1,473
$ 8,165
Metal Fabrication & Hardware - 1 .06%
Advanced Drainage Systems Inc 37,464 5,882
RBC Bearings Inc
(d)
15,900 3,888
Timken Co/The 35,600 3,176
Valmont Industries Inc 11,458 2,347
$ 15,293
Mining - 0 .62%
Alcoa Corp 97,889 3,440
MP Materials Corp
(d)
78,998 1,264
Royal Gold Inc 36,030 4,328
$ 9,032
Miscellaneous Manufacturers - 1 .45%
Carlisle Cos Inc 26,634 10,341
Donaldson Co Inc 65,893 4,757
ITT Inc 45,029 5,824
$ 20,922
Oil & Gas - 4 .36%
Antero Resources Corp
(d)
154,955 5,270
Chesapeake Energy Corp 60,978 5,481
Chord Energy Corp 22,641 4,007
Civitas Resources Inc 47,067 3,387
CNX Resources Corp
(d)
83,258 1,958
HF Sinclair Corp 85,562 4,642
Matador Resources Co 60,769 3,786
Murphy Oil Corp 79,567 3,552
Ovintiv Inc 138,591 7,112
PBF Energy Inc 59,652 3,178
Permian Resources Corp 252,383 4,227
Range Resources Corp 132,352 4,753
Southwestern Energy Co
(d)
604,053 4,524
Valaris Ltd
(d)
34,383 2,237
Weatherford International PLC
(d)
39,663 4,903
$ 63,017
Oil & Gas Services - 0 .52%
ChampionX Corp 104,816 3,519
NOV Inc 216,065 3,995
$ 7,514
Packaging & Containers - 1 .69%
AptarGroup Inc 36,209 5,228
Berry Global Group Inc 63,570 3,601
Crown Holdings Inc 65,655 5,388
Graphic Packaging Holding Co 167,867 4,339
Greif Inc - Class A 13,972 856
Silgan Holdings Inc 44,393 2,071
Sonoco Products Co 53,727 3,012
$ 24,495
Pharmaceuticals - 1 .43%
BellRing Brands Inc
(d)
71,840 3,963
Jazz Pharmaceuticals PLC
(d)
34,530 3,824
Neurocrine Biosciences Inc
(d)
54,577 7,507
Option Care Health Inc
(d)
97,154 2,904
Perrigo Co PLC 74,324 2,428
$ 20,626
Pipelines - 0 .63%
Antero Midstream Corp 186,814 2,586
DT Midstream Inc 53,187 3,308
Equitrans Midstream Corp 237,640 3,215
$ 9,109
Private Equity - 0 .37%
Carlyle Group Inc/The 118,735 5,319

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .33%
Jones Lang LaSalle Inc
(d)
26,094 $ 4,715
REITs - 7 .17%
Agree Realty Corp 55,026 3,149
American Homes 4 Rent 174,448 6,245
Annaly Capital Management Inc 274,289 5,140
Apartment Income REIT Corp 79,247 3,042
Brixmor Property Group Inc 164,874 3,644
COPT Defense Properties 61,543 1,475
Cousins Properties Inc 83,245 1,910
CubeSmart 123,333 4,988
EastGroup Properties Inc 26,164 4,065
EPR Properties 41,317 1,677
Equity LifeStyle Properties Inc 102,252 6,165
First Industrial Realty Trust Inc 72,551 3,295
Gaming and Leisure Properties Inc 146,455 6,258
Healthcare Realty Trust Inc 208,906 2,973
Independence Realty Trust Inc 123,096 1,941
Kilroy Realty Corp 58,559 1,979
Kite Realty Group Trust 120,331 2,623
Lamar Advertising Co 48,034 5,565
National Storage Affiliates Trust 42,365 1,484
NNN REIT Inc 100,085 4,056
Omega Healthcare Investors Inc 134,534 4,091
Park Hotels & Resorts Inc 115,173 1,858
PotlatchDeltic Corp 43,529 1,742
Rayonier Inc 74,823 2,219
Rexford Industrial Realty Inc 115,592 4,949
Sabra Health Care REIT Inc 126,821 1,765
STAG Industrial Inc 99,590 3,425
Starwood Property Trust Inc 163,211 3,096
Vornado Realty Trust 87,687 2,282
WP Carey Inc 119,938 6,577
$ 103,678
Retail - 6 .13%
AutoNation Inc
(d)
14,227 2,293
BJ's Wholesale Club Holdings Inc
(d)
73,157 5,463
Burlington Stores Inc
(d)
35,072 6,311
Casey's General Stores Inc 20,355 6,505
Dick's Sporting Goods Inc 31,909 6,412
FirstCash Holdings Inc 20,288 2,292
Five Below Inc
(d)
30,274 4,430
Floor & Decor Holdings Inc
(d)
58,452 6,449
GameStop Corp
(d),(e)
147,328 1,634
Gap Inc/The 117,970 2,421
Lithia Motors Inc 15,095 3,840
Macy's Inc 150,327 2,770
MSC Industrial Direct Co Inc 25,056 2,286
Murphy USA Inc 10,400 4,304
Nordstrom Inc 53,422 1,015
Ollie's Bargain Outlet Holdings Inc
(d)
33,781 2,471
Penske Automotive Group Inc 10,691 1,635
RH
(d)
8,394 2,074
Texas Roadhouse Inc 36,628 5,889
Wendy's Co/The 91,635 1,832
Williams-Sonoma Inc 35,183 10,090
Wingstop Inc 16,134 6,208
$ 88,624
Savings & Loans - 0 .07%
New York Community Bancorp Inc 396,047 1,050
Semiconductors - 2 .46%
Allegro MicroSystems Inc
(d)
39,193 1,164
Amkor Technology Inc 56,616 1,832
Cirrus Logic Inc
(d)
29,582 2,620
IPG Photonics Corp
(d)
16,213 1,362
Lattice Semiconductor Corp
(d)
75,706 5,193
MACOM Technology Solutions Holdings Inc
(d)
30,040 3,063
MKS Instruments Inc 34,480 4,102
Onto Innovation Inc
(d)
26,920 4,993
Power Integrations Inc 31,185 2,081
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Rambus Inc
(d)
58,967 $ 3,233
Silicon Laboratories Inc
(d)
17,494 2,125
Synaptics Inc
(d)
21,557 1,939
Wolfspeed Inc
(d)
68,999 1,865
$ 35,572
Software - 2 .63%
Appfolio Inc
(d)
11,205 2,541
Aspen Technology Inc
(d)
15,338 3,020
Blackbaud Inc
(d)
23,041 1,795
CommVault Systems Inc
(d)
23,948 2,454
Concentrix Corp 25,789 1,410
Doximity Inc
(d)
67,004 1,628
Dropbox Inc - A Shares
(d)
140,513 3,254
Duolingo Inc
(d)
19,591 4,423
Dynatrace Inc
(d)
131,504 5,958
Manhattan Associates Inc
(d)
33,768 6,958
Teradata Corp
(d)
53,641 1,990
ZoomInfo Technologies Inc
(d)
162,482 2,577
$ 38,008
Telecommunications - 0 .59%
Ciena Corp
(d)
79,535 3,677
Frontier Communications Parent Inc
(d)
121,331 2,808
Iridium Communications Inc 67,930 2,091
$ 8,576
Toys, Games & Hobbies - 0 .25%
Mattel Inc
(d)
193,744 3,549
Transportation - 1 .93%
Kirby Corp
(d)
32,415 3,537
Knight-Swift Transportation Holdings Inc 88,508 4,092
Landstar System Inc 19,716 3,439
Ryder System Inc 24,309 2,962
Saia Inc
(d)
14,562 5,779
Werner Enterprises Inc 34,798 1,190
XPO Inc
(d)
63,685 6,843
$ 27,842
Trucking & Leasing - 0 .16%
GATX Corp 19,471 2,383
Water - 0 .35%
Essential Utilities Inc 137,909 5,045
TOTAL COMMON STOCKS $ 1,411,734
Total Investments $ 1,446,803
Other Assets and Liabilities -  (0.09)% (1,338)
TOTAL NET ASSETS - 100.00% $ 1,445,465
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,591 or
0.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,486 or 0.17% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Industrial 22 .38%
Financial 21 .64%
Consumer, Cyclical 15 .26%
Consumer, Non-cyclical 15 .20%
Technology 7 .94%
Energy 5 .51%
Basic Materials 4 .29%
Utilities 3 .56%
Money Market Funds 2 .29%
Communications 1 .89%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 41,181 $ 193,482 $ 204,116 $ 30,547
$ 41,181 $ 193,482 $ 204,116 $ 30,547
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 809 $ — $ — $ —
$ 809 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2024 Long 111 $ 31,937 $ (1,687)
Total $ (1,687)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .03 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Value ETF 82,200 $ 9,771
Money Market Funds - 2 .78%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
476,019 476
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
107,855,341 107,855
$ 108,331
TOTAL INVESTMENT COMPANIES $ 118,102
COMMON STOCKS - 96 .76 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 19,754 $ 601
Omnicom Group Inc 10,099 938
$ 1,539
Aerospace & Defense - 0 .41%
Curtiss-Wright Corp 25,385 6,433
HEICO Corp 246 51
HEICO Corp - Class A 411 68
Hexcel Corp 4,276 275
Howmet Aerospace Inc 93,391 6,234
Mercury Systems Inc
(d)
2,954 83
Spirit AeroSystems Holdings Inc
(d)
5,303 170
TransDigm Group Inc 2,254 2,813
$ 16,127
Agriculture - 0 .03%
Bunge Global SA 7,391 752
Darling Ingredients Inc
(d)
8,100 343
$ 1,095
Airlines - 0 .51%
Alaska Air Group Inc
(d)
381,797 16,425
American Airlines Group Inc
(d)
20,962 283
Delta Air Lines Inc 31,237 1,564
Southwest Airlines Co 30,488 791
United Airlines Holdings Inc
(d)
16,756 862
$ 19,925
Apparel - 0 .78%
Birkenstock Holding Plc
(d),(e)
916 41
Capri Holdings Ltd
(d)
5,804 206
Carter's Inc 1,963 134
Columbia Sportswear Co 1,781 142
PVH Corp 3,043 331
Ralph Lauren Corp 149,794 24,512
Skechers USA Inc
(d)
6,295 416
Tapestry Inc 109,834 4,385
Under Armour Inc - Class A
(d)
10,343 70
Under Armour Inc - Class C
(d)
11,092 72
VF Corp 17,926 223
$ 30,532
Automobile Manufacturers - 0 .13%
Cummins Inc 6,966 1,968
Lucid Group Inc
(d),(e)
40,642 103
PACCAR Inc 26,293 2,790
Rivian Automotive Inc
(d)
34,717 309
$ 5,170
Automobile Parts & Equipment - 2 .09%
Allison Transmission Holdings Inc 99,488 7,317
Aptiv PLC
(d)
403,854 28,674
BorgWarner Inc 1,359,928 44,565
Gentex Corp 11,984 411
Lear Corp 2,929 369
Phinia Inc 2,569 100
QuantumScape Corp
(d)
18,449 100
$ 81,536
Banks - 3 .16%
Bank of New York Mellon Corp/The 759,065 42,880
Bank OZK 5,483 245
BOK Financial Corp 1,413 125
Citizens Financial Group Inc 23,856 814
Columbia Banking System Inc 10,642 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 6,717 $ 337
Commerce Bancshares Inc/MO 6,111 334
Cullen/Frost Bankers Inc 2,993 312
East West Bancorp Inc 7,162 533
Fifth Third Bancorp 34,820 1,270
First Citizens BancShares Inc/NC 494 833
First Hawaiian Inc 6,948 146
First Horizon Corp 341,681 5,097
FNB Corp/PA 18,338 245
Huntington Bancshares Inc/OH 1,741,838 23,463
KeyCorp 47,806 693
M&T Bank Corp 42,817 6,183
Northern Trust Corp 10,392 856
NU Holdings Ltd/Cayman Islands
(d)
37,788 410
Pinnacle Financial Partners Inc 3,816 293
Popular Inc 3,567 303
Prosperity Bancshares Inc 549,428 34,048
Regions Financial Corp 47,467 915
State Street Corp 15,488 1,123
Synovus Financial Corp 7,375 264
Webster Financial Corp 8,740 383
Western Alliance Bancorp 5,501 313
Wintrust Financial Corp 3,074 297
Zions Bancorp NA 7,432 303
$ 123,218
Beverages - 0 .10%
Boston Beer Co Inc/The
(d)
11,114 3,094
Brown-Forman Corp - A Shares 591 29
Brown-Forman Corp - B Shares 2,069 99
Molson Coors Beverage Co 8,942 512
$ 3,734
Biotechnology - 1 .41%
Alnylam Pharmaceuticals Inc
(d)
1,267 183
Biogen Inc
(d)
7,350 1,579
BioMarin Pharmaceutical Inc
(d)
8,442 682
Bio-Rad Laboratories Inc
(d)
1,054 284
Certara Inc
(d)
4,187 72
Corteva Inc 36,247 1,962
Exelixis Inc
(d)
500,701 11,747
Illumina Inc
(d)
5,660 697
Incyte Corp
(d)
254,843 13,264
Ionis Pharmaceuticals Inc
(d)
1,026 42
Maravai LifeSciences Holdings Inc
(d)
2,584 21
Roivant Sciences Ltd
(d)
767 8
Royalty Pharma PLC 410,559 11,373
United Therapeutics Corp
(d)
54,861 12,855
$ 54,769
Building Materials - 2 .34%
Armstrong World Industries Inc 140,767 16,171
AZEK Co Inc/The
(d)
354,697 16,188
Builders FirstSource Inc
(d)
6,231 1,139
Carrier Global Corp 458,765 28,210
Eagle Materials Inc 78,810 19,759
Fortune Brands Innovations Inc 6,440 471
Hayward Holdings Inc
(d)
7,253 99
Lennox International Inc 1,639 760
Louisiana-Pacific Corp 3,252 238
Martin Marietta Materials Inc 3,169 1,860
Masco Corp 11,515 788
MDU Resources Group Inc 10,339 255
Mohawk Industries Inc
(d)
2,666 307
Owens Corning 4,506 758
Trane Technologies PLC 8,244 2,616
Vulcan Materials Co 5,306 1,367
$ 90,986
Chemicals - 3 .19%
Albemarle Corp 5,962 717
Ashland Inc 2,561 244
Axalta Coating Systems Ltd
(d)
1,061,110 33,361

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Celanese Corp 5,046 $ 775
CF Industries Holdings Inc 9,833 777
Chemours Co/The 7,635 204
DuPont de Nemours Inc 22,101 1,602
Eastman Chemical Co 6,048 571
Element Solutions Inc 11,411 264
FMC Corp 5,405 319
Huntsman Corp 8,630 206
International Flavors & Fragrances Inc 13,069 1,106
LyondellBasell Industries NV 13,243 1,324
Mosaic Co/The 16,728 525
NewMarket Corp 14,970 7,888
Olin Corp 6,237 326
PPG Industries Inc 8,981 1,159
RPM International Inc 320,243 34,238
Westlake Corp 261,659 38,558
$ 124,164
Commercial Services - 4 .91%
ADT Inc 13,383 87
Affirm Holdings Inc
(d)
11,522 367
Aramark 13,356 421
Avis Budget Group Inc 682 65
Block Inc
(d)
147,880 10,795
Bright Horizons Family Solutions Inc
(d)
2,533 263
Cintas Corp 487 321
Clarivate PLC
(d)
23,722 160
Corpay Inc
(d)
283 86
CoStar Group Inc
(d)
11,810 1,081
Driven Brands Holdings Inc
(d)
3,328 48
Dun & Bradstreet Holdings Inc 14,934 136
Equifax Inc 1,925 424
Euronet Worldwide Inc
(d)
1,211 124
FTI Consulting Inc
(d)
275,916 58,999
Global Payments Inc 333,257 40,914
Grand Canyon Education Inc
(d)
134,625 17,504
GXO Logistics Inc
(d)
5,968 296
H&R Block Inc 90,541 4,276
Hertz Global Holdings Inc
(d)
6,601 30
ManpowerGroup Inc 374,538 28,259
Mister Car Wash Inc
(d)
4,182 28
Quanta Services Inc 5,399 1,396
R1 RCM Inc
(d)
8,385 103
RB Global Inc 2,184 156
Robert Half Inc 5,256 363
Service Corp International/US 4,745 340
TransUnion 291,868 21,306
U-Haul Holding Co
(d)
309 20
U-Haul Holding Co 3,122 191
United Rentals Inc 2,742 1,832
Valvoline Inc
(d)
4,917 209
Vestis Corp 6,389 118
WEX Inc
(d)
1,187 251
WillScot Mobile Mini Holdings Corp
(d)
7,156 265
$ 191,234
Computers - 3 .37%
Amdocs Ltd 5,912 497
CACI International Inc
(d)
1,130 454
Cognizant Technology Solutions Corp 73,284 4,813
Crane NXT Co 2,461 150
DXC Technology Co
(d)
9,920 193
Genpact Ltd 946,871 29,107
Hewlett Packard Enterprise Co 66,656 1,133
HP Inc 35,343 993
KBR Inc 4,365 283
Kyndryl Holdings Inc
(d)
11,603 228
Leidos Holdings Inc 314,971 44,165
Lumentum Holdings Inc
(d)
3,419 150
Maximus Inc 297,000 23,843
NCR Atleos Corp
(d)
3,549 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NCR Voyix Corp
(d)
7,080 $ 87
NetApp Inc 189,486 19,367
Pure Storage Inc
(d)
3,232 163
Science Applications International Corp 35,280 4,541
Western Digital Corp
(d)
16,595 1,175
$ 131,413
Consumer Products - 0 .79%
Avery Dennison Corp 126,780 27,547
Church & Dwight Co Inc 28,010 3,022
Reynolds Consumer Products Inc 2,989 86
Spectrum Brands Holdings Inc 1,666 136
$ 30,791
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
19,297 221
Olaplex Holdings Inc
(d)
7,281 10
$ 231
Distribution & Wholesale - 0 .42%
Core & Main Inc
(d)
8,908 503
Fastenal Co 177,236 12,042
Ferguson PLC 9,907 2,079
LKQ Corp 13,654 589
SiteOne Landscape Supply Inc
(d)
1,544 242
Watsco Inc 1,295 580
WESCO International Inc 2,268 346
$ 16,381
Diversified Financial Services - 2 .42%
Affiliated Managers Group Inc 1,731 270
Air Lease Corp 5,269 265
Ally Financial Inc 13,867 532
Blue Owl Capital Inc 686,313 12,965
Cboe Global Markets Inc 58,115 10,528
Coinbase Global Inc
(d)
8,796 1,794
Credit Acceptance Corp
(d)
322 165
Discover Financial Services 35,374 4,483
Evercore Inc - Class A 1,779 323
Franklin Resources Inc 15,380 351
Houlihan Lokey Inc 2,363 301
Interactive Brokers Group Inc - A Shares 5,275 607
Invesco Ltd 18,592 263
Janus Henderson Group PLC 6,834 213
Jefferies Financial Group Inc 9,265 399
Lazard Inc 5,576 215
Nasdaq Inc 18,859 1,129
OneMain Holdings Inc 5,718 298
Raymond James Financial Inc 9,669 1,180
Rocket Cos Inc
(d)
3,816 47
SEI Investments Co 5,118 338
SLM Corp 6,795 144
SoFi Technologies Inc
(d)
48,788 331
Stifel Financial Corp 5,047 403
Synchrony Financial 20,808 915
T Rowe Price Group Inc 312,300 34,219
TPG Inc 2,700 116
Tradeweb Markets Inc 158,004 16,070
UWM Holdings Corp 3,001 19
Virtu Financial Inc 4,654 101
Voya Financial Inc 4,980 339
Western Union Co/The 342,380 4,601
XP Inc 15,170 311
$ 94,235
Electric - 3 .23%
AES Corp/The 13,294 238
Alliant Energy Corp 1,010,098 50,303
Ameren Corp 13,423 992
Avangrid Inc 3,881 142
Brookfield Renewable Corp 182,400 4,238
CenterPoint Energy Inc 32,421 945
Clearway Energy Inc - Class A 1,799 39
Clearway Energy Inc - Class C 4,499 105

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CMS Energy Corp 14,892 $ 903
Consolidated Edison Inc 17,807 1,681
Constellation Energy Corp 16,451 3,059
DTE Energy Co 10,534 1,162
Edison International 19,371 1,376
Entergy Corp 10,826 1,155
Evergy Inc 153,378 8,044
Eversource Energy 17,859 1,083
FirstEnergy Corp 27,931 1,071
Hawaiian Electric Industries Inc 5,978 59
IDACORP Inc 2,545 241
NRG Energy Inc 11,520 837
OGE Energy Corp 10,216 354
PG&E Corp 104,650 1,791
Pinnacle West Capital Corp 5,765 425
PPL Corp 37,929 1,041
Public Service Enterprise Group Inc 25,543 1,764
Vistra Corp 12,868 976
WEC Energy Group Inc 16,163 1,336
Xcel Energy Inc 754,306 40,529
$ 125,889
Electrical Components & Equipment - 0 .21%
Acuity Brands Inc 21,066 5,231
AMETEK Inc 11,812 2,063
Generac Holdings Inc
(d)
3,076 418
Littelfuse Inc 1,239 286
Universal Display Corp 1,312 207
$ 8,205
Electronics - 2 .46%
Allegion plc 341 41
Amphenol Corp 132,842 16,044
Arrow Electronics Inc
(d)
2,801 358
Avnet Inc 4,619 226
Coherent Corp
(d)
6,632 362
Flex Ltd
(d)
1,380,000 39,537
Fortive Corp 18,150 1,366
Garmin Ltd 7,853 1,135
Hubbell Inc 63,881 23,669
Jabil Inc 2,337 274
Keysight Technologies Inc
(d)
6,665 986
nVent Electric PLC 8,399 605
Sensata Technologies Holding PLC 7,706 295
TD SYNNEX Corp 3,453 407
Trimble Inc
(d)
12,628 759
Vontier Corp 5,247 213
Woodward Inc 59,099 9,595
$ 95,872
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
5,427 957
Plug Power Inc
(d)
28,680 66
Sunrun Inc
(d)
11,701 120
$ 1,143
Engineering & Construction - 0 .72%
AECOM 47,882 4,422
EMCOR Group Inc 61,350 21,912
Jacobs Solutions Inc 6,415 921
MasTec Inc
(d)
3,146 279
TopBuild Corp
(d)
1,517 614
$ 28,148
Entertainment - 0 .15%
AMC Entertainment Holdings Inc
(d),(e)
12,658 37
Caesars Entertainment Inc
(d)
6,199 222
Liberty Media Corp-Liberty Live - A Shares
(d)
1,090 39
Liberty Media Corp-Liberty Live - C Shares
(d)
2,571 96
Live Nation Entertainment Inc
(d)
6,178 549
Madison Square Garden Sports Corp
(d)
21,918 4,075
Marriott Vacations Worldwide Corp 1,829 176
Penn Entertainment Inc
(d)
8,162 135
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Vail Resorts Inc 1,715 $ 325
$ 5,654
Environmental Control - 0 .90%
Clean Harbors Inc
(d)
2,596 492
Pentair PLC 8,375 662
Republic Services Inc 174,340 33,421
Stericycle Inc
(d)
4,684 210
Tetra Tech Inc 2,225 433
$ 35,218
Food - 1 .86%
Albertsons Cos Inc 19,496 398
Campbell Soup Co 9,787 447
Conagra Brands Inc 24,424 752
Flowers Foods Inc 9,611 240
Grocery Outlet Holding Corp
(d)
158,948 4,128
Hormel Foods Corp 14,816 527
Ingredion Inc 3,343 383
J M Smucker Co/The 5,221 600
Kellanova 13,294 769
Kroger Co/The 180,724 10,008
Lamb Weston Holdings Inc 420 35
McCormick & Co Inc/MD 12,860 978
Performance Food Group Co
(d)
4,119 280
Pilgrim's Pride Corp
(d)
2,262 81
Post Holdings Inc
(d)
2,597 276
Seaboard Corp 1,327 4,392
Tyson Foods Inc 14,223 863
US Foods Holding Corp
(d)
941,587 47,315
WK Kellogg Co 3,574 83
$ 72,555
Forest Products & Paper - 0 .02%
International Paper Co 17,769 621
Gas - 0 .05%
Atmos Energy Corp 7,736 912
National Fuel Gas Co 4,464 237
NiSource Inc 21,219 591
UGI Corp 10,696 274
$ 2,014
Hand & Machine Tools - 1 .08%
Lincoln Electric Holdings Inc 56,000 12,294
MSA Safety Inc 1,568 283
Regal Rexnord Corp 148,377 23,944
Snap-on Inc 18,255 4,891
Stanley Black & Decker Inc 7,826 715
$ 42,127
Healthcare - Products - 3 .87%
Agilent Technologies Inc 220,785 30,257
Avantor Inc
(d)
34,658 840
Azenta Inc
(d)
2,808 147
Baxter International Inc 25,960 1,048
Bio-Techne Corp 493 31
Cooper Cos Inc/The 313,879 27,954
DENTSPLY SIRONA Inc 10,806 324
Enovis Corp
(d)
2,682 148
Envista Holdings Corp
(d)
8,408 165
Exact Sciences Corp
(d)
5,947 353
Globus Medical Inc
(d)
4,286 213
Hologic Inc
(d)
577,881 43,786
ICU Medical Inc
(d)
1,106 108
Integra LifeSciences Holdings Corp
(d)
3,725 109
QIAGEN NV
(d)
11,426 484
QuidelOrtho Corp
(d)
2,938 119
Repligen Corp
(d)
1,588 261
Revvity Inc 6,319 647
STERIS PLC 5,092 1,042
Tandem Diabetes Care Inc
(d)
3,041 112
Teleflex Inc 2,410 503

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 349,739 $ 42,067
$ 150,718
Healthcare - Services - 2 .68%
Acadia Healthcare Co Inc
(d)
4,555 337
agilon health Inc
(d)
1,666 9
Amedisys Inc
(d)
1,639 151
Catalent Inc
(d)
9,182 513
Charles River Laboratories International Inc
(d)
2,603 596
Chemed Corp 12,898 7,326
Encompass Health Corp 4,684 391
Fortrea Holdings Inc
(d)
4,521 165
Ginkgo Bioworks Holdings Inc
(d)
78,394 70
ICON PLC
(d)
105,560 31,444
IQVIA Holdings Inc
(d)
680 158
Laboratory Corp of America Holdings 4,328 871
Molina Healthcare Inc
(d)
20,124 6,885
Quest Diagnostics Inc 393,711 54,403
Sotera Health Co
(d)
1,638 18
Teladoc Health Inc
(d)
9,042 115
Tenet Healthcare Corp
(d)
5,141 577
Universal Health Services Inc 3,033 517
$ 104,546
Home Builders - 1 .01%
DR Horton Inc 43,141 6,147
Lennar Corp - A Shares 12,444 1,887
Lennar Corp - B Shares 721 101
NVR Inc
(d)
135 1,004
PulteGroup Inc 101,261 11,283
Thor Industries Inc 2,579 256
Toll Brothers Inc 157,187 18,723
$ 39,401
Home Furnishings - 0 .03%
Dolby Laboratories Inc 2,992 232
Leggett & Platt Inc 7,268 131
Tempur Sealy International Inc 6,789 340
Whirlpool Corp 2,698 256
$ 959
Housewares - 0 .00%
Newell Brands Inc 20,851 166
Insurance - 9 .83%
Aflac Inc 80,732 6,754
Allstate Corp/The 13,432 2,284
American Financial Group Inc/OH 385,683 49,272
Arch Capital Group Ltd
(d)
191,545 17,917
Arthur J Gallagher & Co 10,394 2,439
Assurant Inc 47,466 8,278
Assured Guaranty Ltd 2,818 216
Axis Capital Holdings Ltd 263,745 16,176
Brighthouse Financial Inc
(d)
2,920 141
Brown & Brown Inc 57,692 4,704
Cincinnati Financial Corp 7,837 907
CNA Financial Corp 1,438 63
Corebridge Financial Inc 11,708 311
Everest Group Ltd 23,569 8,636
Fidelity National Financial Inc 741,274 36,693
First American Financial Corp 63,105 3,380
Globe Life Inc 4,456 339
Hanover Insurance Group Inc/The 1,804 234
Hartford Financial Services Group Inc/The 520,129 50,395
Kemper Corp 3,042 177
Lincoln National Corp 7,829 214
Loews Corp 9,349 703
Markel Group Inc
(d)
669 976
MGIC Investment Corp 863,059 17,503
Old Republic International Corp 1,424,632 42,540
Primerica Inc 23,684 5,017
Prudential Financial Inc 18,656 2,061
Reinsurance Group of America Inc 29,564 5,528
RenaissanceRe Holdings Ltd 1,947 427
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RLI Corp 30,312 $ 4,285
Unum Group 9,878 501
W R Berkley Corp 556,126 42,804
White Mountains Insurance Group Ltd 126 224
Willis Towers Watson PLC 202,644 50,892
$ 382,991
Internet - 1 .52%
CDW Corp/DE 401 97
DoorDash Inc - Class A
(d)
3,454 446
eBay Inc 734,806 37,872
Etsy Inc
(d)
2,713 186
Expedia Group Inc
(d)
1,851 249
F5 Inc
(d)
3,033 501
Gen Digital Inc 23,960 483
GoDaddy Inc
(d)
2,852 349
IAC Inc
(d)
3,747 178
Maplebear Inc
(d)
320 11
Match Group Inc
(d)
1,432 44
Okta Inc
(d)
178,595 16,606
Robinhood Markets Inc
(d)
32,487 536
Roku Inc
(d)
5,619 324
TripAdvisor Inc
(d)
5,873 155
VeriSign Inc
(d)
4,316 731
Wayfair Inc
(d)
2,981 150
Zillow Group Inc - A Shares
(d)
2,963 124
Zillow Group Inc - C Shares
(d)
7,883 336
$ 59,378
Iron & Steel - 0 .12%
Cleveland-Cliffs Inc
(d)
25,506 431
Nucor Corp 12,621 2,127
Reliance Inc 2,917 831
Steel Dynamics Inc 7,828 1,019
United States Steel Corp 11,301 412
$ 4,820
Leisure Products & Services - 0 .21%
Brunswick Corp/DE 3,236 261
Carnival Corp
(d)
51,085 757
Harley-Davidson Inc 6,570 226
Norwegian Cruise Line Holdings Ltd
(d)
16,448 311
Planet Fitness Inc
(d)
2,281 136
Polaris Inc 2,472 210
Royal Caribbean Cruises Ltd
(d)
45,164 6,307
$ 8,208
Lodging - 0 .72%
Boyd Gaming Corp 3,625 194
Hilton Worldwide Holdings Inc 132,971 26,232
Hyatt Hotels Corp 2,218 330
MGM Resorts International
(d)
14,110 557
Travel + Leisure Co 2,125 93
Wyndham Hotels & Resorts Inc 3,829 281
Wynn Resorts Ltd 4,959 454
$ 28,141
Machinery - Construction & Mining - 0 .32%
BWX Technologies Inc 3,832 367
Oshkosh Corp 92,697 10,407
Vertiv Holdings Co 16,247 1,511
$ 12,285
Machinery - Diversified - 4 .57%
AGCO Corp 339,191 38,732
CNH Industrial NV 50,142 572
Cognex Corp 8,832 367
Crane Co 2,443 342
Dover Corp 7,115 1,276
Esab Corp 115,360 12,214
Flowserve Corp 6,667 314
Gates Industrial Corp PLC
(d)
8,433 149
Graco Inc 5,028 403
IDEX Corp 3,567 786

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Ingersoll Rand Inc 20,819 $ 1,943
Middleby Corp/The
(d)
289,710 40,261
Nordson Corp 2,934 758
Otis Worldwide Corp 169,289 15,439
Toro Co/The 380,000 33,284
Westinghouse Air Brake Technologies Corp 9,111 1,468
Xylem Inc/NY 227,884 29,784
$ 178,092
Media - 0 .43%
Cable One Inc 283 111
Fox Corp - A Shares 141,002 4,372
Fox Corp - B Shares 6,848 196
Liberty Broadband Corp - A Shares
(d)
677 34
Liberty Broadband Corp - C Shares
(d)
4,697 234
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,317 82
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
9,960 697
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,058 98
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
7,847 189
New York Times Co/The 200,960 8,647
News Corp - A Shares 19,500 464
News Corp - B Shares 5,953 146
Nexstar Media Group Inc 1,105 177
Paramount Global - Class A
(e)
472 10
Paramount Global - Class B 29,615 337
Sirius XM Holdings Inc
(e)
35,308 104
Warner Bros Discovery Inc
(d)
113,302 834
$ 16,732
Metal Fabrication & Hardware - 0 .02%
RBC Bearings Inc
(d)
1,449 354
Timken Co/The 3,099 277
Valmont Industries Inc 991 203
$ 834
Mining - 1 .41%
Alcoa Corp 9,089 319
Franco-Nevada Corp 321,000 38,649
MP Materials Corp
(d)
5,710 91
Royal Gold Inc 3,324 399
SSR Mining Inc 2,894,154 15,513
$ 54,971
Miscellaneous Manufacturers - 1 .60%
A O Smith Corp 86,630 7,176
Carlisle Cos Inc 2,483 964
Donaldson Co Inc 3,595 260
ITT Inc 4,197 543
Parker-Hannifin Corp 6,537 3,562
Teledyne Technologies Inc
(d)
2,390 912
Textron Inc 577,998 48,893
$ 62,310
Office & Business Equipment - 0 .79%
Zebra Technologies Corp
(d)
98,152 30,875
Oil & Gas - 3 .58%
Antero Resources Corp
(d)
14,492 493
APA Corp 4,918 155
Chesapeake Energy Corp 6,392 575
Chord Energy Corp 102,300 18,105
Coterra Energy Inc 1,733,291 47,423
Devon Energy Corp 1,242,972 63,615
Diamondback Energy Inc 9,147 1,840
EQT Corp 18,465 740
Hess Corp 6,262 986
HF Sinclair Corp 8,208 445
Marathon Oil Corp 29,995 805
Ovintiv Inc 7,290 374
Phillips 66 22,529 3,226
Range Resources Corp 11,992 431
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
(d)
56,196 $ 421
$ 139,634
Oil & Gas Services - 1 .79%
Baker Hughes Co 1,548,787 50,522
Halliburton Co 36,832 1,380
NOV Inc 20,093 371
TechnipFMC PLC 681,392 17,457
$ 69,730
Packaging & Containers - 3 .07%
Amcor PLC 73,953 661
AptarGroup Inc 170,613 24,633
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 561 2
Ball Corp 15,802 1,099
Berry Global Group Inc 5,956 337
Crown Holdings Inc 546,403 44,844
Graphic Packaging Holding Co 7,216 187
Packaging Corp of America 268,501 46,446
Sealed Air Corp 3,507 110
Silgan Holdings Inc 4,238 198
Sonoco Products Co 4,977 279
Westrock Co 13,014 624
$ 119,420
Pharmaceuticals - 0 .19%
Cardinal Health Inc 49,012 5,050
Elanco Animal Health Inc
(d)
24,964 329
Henry Schein Inc
(d)
6,655 461
Jazz Pharmaceuticals PLC
(d)
1,505 167
Organon & Co 13,085 244
Perrigo Co PLC 6,884 225
Premier Inc 6,479 135
Viatris Inc 61,488 711
$ 7,322
Pipelines - 0 .38%
Antero Midstream Corp 699,407 9,680
DT Midstream Inc 4,941 307
ONEOK Inc 28,213 2,232
Williams Cos Inc/The 62,542 2,399
$ 14,618
Private Equity - 0 .07%
Carlyle Group Inc/The 10,798 484
KKR & Co Inc 25,668 2,389
$ 2,873
Real Estate - 0 .05%
CBRE Group Inc
(d)
15,569 1,353
Howard Hughes Holdings Inc
(d)
1,841 120
Jones Lang LaSalle Inc
(d)
2,431 439
$ 1,912
REITs - 7 .05%
AGNC Investment Corp 35,552 325
Agree Realty Corp 5,048 289
Alexandria Real Estate Equities Inc 379,907 44,020
American Homes 4 Rent 17,045 610
Americold Realty Trust Inc 14,553 320
Annaly Capital Management Inc 25,669 481
Apartment Income REIT Corp 7,533 289
AvalonBay Communities Inc 7,278 1,380
Boston Properties Inc 8,017 496
Brixmor Property Group Inc 15,321 339
Camden Property Trust 425,287 42,393
Cousins Properties Inc 7,716 177
CubeSmart 11,439 463
Digital Realty Trust Inc 15,513 2,153
EastGroup Properties Inc 2,345 364
EPR Properties 105,733 4,292
Equity LifeStyle Properties Inc 386,098 23,278
Equity Residential 19,114 1,231
Essex Property Trust Inc 3,276 807

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Extra Space Storage Inc 10,703 $ 1,437
Federal Realty Investment Trust 4,105 428
First Industrial Realty Trust Inc 6,738 306
Gaming and Leisure Properties Inc 13,099 560
Healthcare Realty Trust Inc 19,454 277
Healthpeak Properties Inc 36,152 673
Highwoods Properties Inc 5,685 149
Host Hotels & Resorts Inc 530,127 10,003
Invitation Homes Inc 31,398 1,074
Iron Mountain Inc 7,470 579
Kilroy Realty Corp 5,937 201
Kimco Realty Corp 33,580 626
Lamar Advertising Co 411,002 47,615
Medical Properties Trust Inc 32,373 149
Mid-America Apartment Communities Inc 5,924 770
National Storage Affiliates Trust 3,842 135
NET Lease Office Properties 806 18
NNN REIT Inc 1,325,280 53,713
Omega Healthcare Investors Inc 12,511 380
Park Hotels & Resorts Inc 804,280 12,973
Rayonier Inc 7,485 222
Realty Income Corp 42,734 2,288
Regency Centers Corp 9,217 546
Rexford Industrial Realty Inc 10,754 460
Rithm Capital Corp 24,654 274
SBA Communications Corp 4,915 915
Simon Property Group Inc 13,035 1,832
STAG Industrial Inc 9,294 320
Starwood Property Trust Inc 15,101 286
Sun Communities Inc 4,888 544
UDR Inc 15,884 605
Ventas Inc 20,507 908
VICI Properties Inc 172,173 4,915
Vornado Realty Trust 9,036 235
Welltower Inc 28,466 2,712
Weyerhaeuser Co 37,635 1,135
WP Carey Inc 11,129 610
$ 274,580
Retail - 7 .75%
Advance Auto Parts Inc 3,012 220
AutoNation Inc
(d)
1,455 234
Bath & Body Works Inc 11,612 527
Best Buy Co Inc 8,531 628
BJ's Wholesale Club Holdings Inc
(d)
637,421 47,602
CarMax Inc
(d)
7,621 518
Casey's General Stores Inc 1,634 522
Cava Group Inc
(d)
552 40
Darden Restaurants Inc 297,256 45,602
Dick's Sporting Goods Inc 128,019 25,724
Dollar Tree Inc
(d)
10,552 1,248
Domino's Pizza Inc 15,939 8,436
Freshpet Inc
(d)
1,613 171
GameStop Corp
(d),(e)
13,700 152
Gap Inc/The 399,276 8,193
Genuine Parts Co 7,157 1,125
Kohl's Corp 5,648 135
Lithia Motors Inc 1,386 353
Macy's Inc 13,846 255
MSC Industrial Direct Co Inc 54,490 4,972
Murphy USA Inc 18,041 7,466
Nordstrom Inc 6,234 119
Ollie's Bargain Outlet Holdings Inc
(d)
52,099 3,811
O'Reilly Automotive Inc
(d)
6,882 6,973
Penske Automotive Group Inc 1,001 153
Petco Health & Wellness Co Inc
(d)
4,908 7
RH
(d)
665 164
Ross Stores Inc 310,892 40,276
Target Corp 306,000 49,260
Victoria's Secret & Co
(d)
2,152 38
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Walgreens Boots Alliance Inc 36,752 $ 652
Williams-Sonoma Inc 35,594 10,208
Yum! Brands Inc 256,755 36,267
$ 302,051
Savings & Loans - 0 .00%
New York Community Bancorp Inc 39,039 104
TFS Financial Corp 2,524 30
$ 134
Semiconductors - 2 .63%
Cirrus Logic Inc
(d)
74,835 6,628
Entegris Inc 7,231 961
GLOBALFOUNDRIES Inc
(d)
3,975 194
IPG Photonics Corp
(d)
1,534 129
Marvell Technology Inc 43,854 2,890
Microchip Technology Inc 7,879 725
MKS Instruments Inc 373,358 44,422
ON Semiconductor Corp
(d)
22,139 1,553
Qorvo Inc
(d)
4,970 581
Skyworks Solutions Inc 413,130 44,036
Teradyne Inc 1,408 164
Wolfspeed Inc
(d)
6,345 171
$ 102,454
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,009 556
Software - 0 .74%
Akamai Technologies Inc
(d)
7,616 769
ANSYS Inc
(d)
776 252
AppLovin Corp
(d)
7,665 541
Aspen Technology Inc
(d)
1,382 272
Bentley Systems Inc 780 41
BILL Holdings Inc
(d)
5,223 326
Broadridge Financial Solutions Inc 985 191
CCC Intelligent Solutions Holdings Inc
(d)
357,155 4,007
Concentrix Corp 2,416 132
Dayforce Inc
(d)
7,011 430
Doximity Inc
(d)
3,498 85
Dropbox Inc - A Shares
(d)
1,509 35
Electronic Arts Inc 13,896 1,762
Fidelity National Information Services Inc 30,416 2,066
Guidewire Software Inc
(d)
4,140 457
HashiCorp Inc
(d)
1,554 50
Informatica Inc
(d)
2,201 68
Jack Henry & Associates Inc 2,549 415
Manhattan Associates Inc
(d)
31,322 6,454
MSCI Inc 1,970 918
nCino Inc
(d)
3,472 101
Nutanix Inc
(d)
9,409 571
Paycor HCM Inc
(d)
1,761 31
Playtika Holding Corp 653 5
PTC Inc
(d)
2,804 498
SentinelOne Inc
(d)
10,671 225
SS&C Technologies Holdings Inc 11,130 689
Take-Two Interactive Software Inc
(d)
8,420 1,202
Twilio Inc
(d)
7,218 432
Tyler Technologies Inc
(d)
519 240
UiPath Inc
(d)
4,869 92
Unity Software Inc
(d)
9,009 219
Zoom Video Communications Inc
(d)
80,496 4,918
ZoomInfo Technologies Inc
(d)
7,971 126
$ 28,620
Telecommunications - 0 .76%
Ciena Corp
(d)
7,394 342
Corning Inc 39,088 1,305
Frontier Communications Parent Inc
(d)
12,520 290
Iridium Communications Inc 445 14
Juniper Networks Inc 16,295 567
Motorola Solutions Inc 79,000 26,793
Ubiquiti Inc 36 4

Schedule of Investments
MidCap Value Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
6,377 $ 101
$ 29,416
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 6,669 409
Mattel Inc
(d)
18,024 330
$ 739
Transportation - 2 .68%
CH Robinson Worldwide Inc 1,405 100
Expeditors International of Washington Inc 6,432 716
JB Hunt Transport Services Inc 238,392 38,755
Kirby Corp
(d)
3,011 329
Knight-Swift Transportation Holdings Inc 717,983 33,192
Landstar System Inc 171,412 29,896
Old Dominion Freight Line Inc 742 135
Ryder System Inc 2,204 268
Saia Inc
(d)
1,197 475
Schneider National Inc 2,969 61
XPO Inc
(d)
5,804 624
$ 104,551
Water - 0 .04%
American Water Works Co Inc 9,961 1,219
Essential Utilities Inc 12,879 471
$ 1,690
TOTAL COMMON STOCKS $ 3,770,253
Total Investments $ 3,888,355
Other Assets and Liabilities -  0.21% 8,135
TOTAL NET ASSETS - 100.00% $ 3,896,490
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $476 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $443 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 22 .58%
Industrial 20 .39%
Consumer, Non-cyclical 15 .85%
Consumer, Cyclical 13 .82%
Technology 7 .53%
Energy 5 .78%
Basic Materials 4 .74%
Utilities 3 .32%
Money Market Funds 2 .78%
Communications 2 .75%
Exchange-Traded Funds 0 .25%
Other Assets and Liabilities
0 .21%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 70,147 $ 713,457 $ 675,749 $ 107,855
$ 70,147 $ 713,457 $ 675,749 $ 107,855
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,852 $ — $ — $ —
$ 1,852 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2024 Long 101 $ 29,060 $ (281)
Total $ (281)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.68% Shares Held Value (000's)
Money Market Funds - 3.68%
DWS Government Money Market Series -
Institutional Class 5.28%
(a)
11,990,000 $ 11,990
Goldman Sachs Financial Square Government Fund
- Institutional Class 5.24%
(a)
8,450,000 8,450
Invesco Government & Agency Portfolio -
Institutional Class 5.25%
(a)
9,280,000 9,280
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.24%
(a)
7,740,000 7,740
$ 37,460
TOTAL INVESTMENT COMPANIES $ 37,460
BONDS - 6.54%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3.01%
ARI Fleet Lease Trust 2023-B
5.92%, 10/15/2024
(b)
$ 1,447 $ 1,447
ARI Fleet Lease Trust 2024-A
5.57%, 03/14/2025
(b)
4,596 4,595
Enterprise Fleet Financing 2023-3 LLC
5.91%, 10/21/2024
(b)
1,229 1,229
Enterprise Fleet Financing 2024-2 LLC
5.61%, 05/20/2025
(b)
5,400 5,400
Ford Credit Auto Lease Trust 2024-A
5.51%, 02/15/2025 4,104 4,104
SFS Auto Receivables Securitization Trust 2024-1
5.59%, 01/21/2025
(b)
404 404
Tesla Electric Vehicle Trust 2023-1
5.58%, 12/20/2024
(b)
1,377 1,377
Volkswagen Auto Lease Trust 2024-A
5.52%, 03/20/2025 3,698 3,698
Westlake Automobile Receivables Trust 2023-4
5.88%, 11/15/2024
(b)
2,093 2,093
Westlake Automobile Receivables Trust 2024-1
5.63%, 03/17/2025
(b)
6,243 6,243
$ 30,590
Insurance - 1.67%
Met Life
5.92%, 08/17/2024 9,000 9,000
New York Life
5.65%, 07/22/2024 8,000 8,000
$ 17,000
Other Asset Backed Securities - 1.86%
Dell Equipment Finance Trust 2023-3
5.76%, 10/22/2024
(b)
720 720
Dell Equipment Finance Trust 2024-1
5.57%, 04/22/2025
(b)
8,000 8,000
DLLST 2024-1 LLC
5.56%, 01/21/2025
(b)
2,750 2,750
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.55%, 02/18/2025
(b)
3,537 3,537
HPEFS Equipment Trust 2024-1
5.60%, 01/21/2025
(b)
3,962 3,962
$ 18,969
TOTAL BONDS $ 66,559
MUNICIPAL BONDS - 2.63%
Principal
Amount (000's) Value (000's)
Colorado - 0.30%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
5.38%, 05/07/2024
(c),(d)
$ 3,005 $ 3,005
Georgia - 0.30%
Development Authority Of Greene County (credit
support from US Bank )
5.40%, 05/07/2024
(c),(d)
3,000 3,000
Maryland - 0.81%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
5.35%, 05/07/2024
(c),(d)
8,265 8,265
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 0.52%
New York City Housing Development Corp (credit
support from Fannie Mae )
5.33%, 05/07/2024
(c),(d)
$ 1,200 $ 1,200
5.35%, 05/07/2024
(c),(d)
4,100 4,100
$ 5,300
Virginia - 0.10%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
5.43%, 05/07/2024
(c),(d)
1,005 1,005
Washington - 0.60%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
5.45%, 05/07/2024
(c),(d)
4,600 4,600
5.45%, 05/07/2024
(c),(d)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 26,720
COMMERCIAL PAPER - 73.65%
Principal
Amount (000's) Value (000's)
Agriculture - 3.27%
Cargill Inc
5.30%, 05/01/2024
(b)
$ 22,000 $ 22,000
Philip Morris International Inc
5.30%, 05/07/2024
(b)
3,000 2,997
5.33%, 05/01/2024
(b)
2,300 2,300
5.37%, 05/10/2024
(b)
6,000 5,992
$ 33,289
Automobile Manufacturers - 5.75%
Cummins Inc
5.35%, 05/07/2024
(b)
3,000 2,997
5.39%, 05/31/2024
(b)
6,000 5,973
5.40%, 05/29/2024
(b)
4,500 4,481
5.40%, 06/03/2024
(b)
6,000 5,970
5.41%, 05/09/2024
(b)
4,300 4,295
Mercedes-Benz Finance North America LLC
5.33%, 05/09/2024
(b)
6,000 5,993
5.33%, 05/22/2024
(b)
6,000 5,981
5.34%, 06/24/2024
(b)
3,000 2,976
Toyota Credit de Puerto Rico Corp
5.37%, 06/07/2024 2,100 2,089
5.42%, 07/03/2024 6,000 5,943
5.42%, 07/09/2024 6,000 5,938
Volvo Treasury North America LP
5.40%, 07/16/2024
(b)
6,000 5,932
$ 58,568
Banks - 13.95%
Barclays Bank PLC
5.33%, 05/02/2024
(b)
1,000 1,000
5.33%, 05/07/2024
(b)
6,000 5,995
5.35%, 05/14/2024
(b)
5,000 4,990
5.36%, 06/04/2024
(b)
6,000 5,970
5.37%, 05/13/2024
(b)
5,021 5,012
Canadian Imperial Bank of Commerce
5.32%, 05/06/2024
(b),(e)
5,000 4,996
5.32%, 05/07/2024
(b),(e)
7,000 6,994
Credit Agricole Corporate and Investment Bank/
New York
5.32%, 05/08/2024 6,000 5,994
5.33%, 05/06/2024 5,000 4,996
5.35%, 07/08/2024 3,400 3,366
5.38%, 06/05/2024 6,000 5,969
HSBC USA Inc
5.39%, 05/01/2024
(b)
4,050 4,050
5.42%, 05/20/2024
(b)
2,904 2,896
5.45%, 06/28/2024
(b)
5,000 4,956

Schedule of Investments
Money Market Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Bank Ltd/New York NY
5.50%, 05/01/2024
(b)
$ 5,000 $ 5,000
MUFG Bank Ltd/New York NY
5.34%, 05/03/2024 6,000 5,998
5.37%, 06/24/2024 4,000 3,968
Oversea-Chinese Banking Corp Ltd
5.32%, 07/02/2024
(b),(e)
6,000 5,945
5.32%, 07/08/2024
(b),(e)
5,000 4,950
5.34%, 06/12/2024
(b),(e)
1,700 1,689
5.36%, 07/03/2024
(b),(e)
6,000 5,944
5.37%, 07/12/2024
(b),(e)
6,000 5,936
Sheffield Receivables Co LLC
5.33%, 05/03/2024
(b)
5,000 4,998
5.34%, 05/21/2024
(b)
5,000 4,985
5.35%, 05/10/2024
(b)
6,000 5,992
5.36%, 07/09/2024
(b)
5,500 5,443
5.40%, 06/12/2024
(b)
2,500 2,484
Sumitomo Mitsui Banking Corp
5.55%, 05/16/2024
(b),(e)
5,000 4,988
Toronto-Dominion Bank/The
5.36%, 06/10/2024
(b),(e)
4,200 4,175
5.38%, 09/04/2024
(b),(e)
2,400 2,355
$ 142,034
Beverages - 1.82%
Brown-Forman Corp
5.43%, 05/06/2024
(b)
5,000 4,996
5.44%, 05/13/2024
(b)
7,910 7,895
5.45%, 05/21/2024
(b)
5,500 5,483
$ 18,374
Chemicals - 2.46%
Chevron Phillips Chemical Co LLC
5.39%, 05/01/2024
(b)
7,000 7,000
5.39%, 05/02/2024
(b)
6,000 5,999
5.39%, 05/03/2024
(b)
6,000 5,998
5.39%, 05/06/2024
(b)
6,000 5,996
$ 24,993
Commercial Services - 2.35%
Experian Finance PLC
5.38%, 05/07/2024
(b)
6,000 5,995
5.41%, 05/16/2024
(b)
6,000 5,986
5.45%, 05/02/2024
(b)
6,000 5,999
5.45%, 05/20/2024
(b)
6,000 5,983
$ 23,963
Diversified Financial Services - 24.84%
AllianceBernstein LP
5.35%, 05/01/2024
(b)
5,700 5,700
5.35%, 05/02/2024
(b)
6,000 5,999
5.35%, 06/03/2024
(b)
6,000 5,971
Anglesea Funding LLC
5.33%, 05/02/2024
(b)
7,000 6,999
5.33%, 05/03/2024
(b)
7,000 6,998
BofA Securities Inc
5.32%, 07/12/2024 6,500 6,431
Cabot Trail Funding LLC
5.34%, 05/24/2024
(b)
5,000 4,983
5.36%, 06/04/2024
(b)
3,100 3,084
5.36%, 06/13/2024
(b)
2,900 2,881
Chesham Finance Ltd / Chesham Finance LLC
5.33%, 05/01/2024
(b)
22,000 22,000
Citigroup Global Markets Inc
5.35%, 05/01/2024
(b)
6,000 6,000
DCAT LLC
5.34%, 05/01/2024 6,920 6,920
5.36%, 05/09/2024 6,000 5,993
5.36%, 05/23/2024 6,000 5,980
5.40%, 07/15/2024 6,000 5,932
Equitable Short Term Funding LLC
5.34%, 05/14/2024
(b)
3,400 3,393
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Glencove Funding LLC
5.30%, 06/17/2024
(b)
$ 4,200 $ 4,171
5.35%, 05/28/2024
(b)
5,500 5,478
5.38%, 07/02/2024
(b)
6,000 5,944
5.38%, 07/03/2024
(b)
6,000 5,943
5.39%, 07/25/2024
(b)
3,000 2,962
Goldman Sachs International
5.38%, 06/04/2024
(b)
6,000 5,970
5.38%, 06/11/2024
(b)
5,870 5,834
5.39%, 05/20/2024
(b)
6,000 5,983
Gotham Funding Corp
5.33%, 05/23/2024
(b)
6,000 5,980
5.34%, 05/21/2024
(b)
5,000 4,985
5.35%, 07/01/2024
(b)
6,000 5,946
Great Bear Funding LLC
5.33%, 05/01/2024
(b)
7,000 7,000
5.33%, 05/03/2024
(b)
7,000 6,998
5.33%, 05/07/2024
(b)
7,000 6,994
Longship Funding LLC
5.32%, 05/01/2024
(b)
6,000 6,000
5.33%, 05/02/2024
(b)
5,000 4,999
5.33%, 05/03/2024
(b)
7,000 6,998
5.33%, 05/06/2024
(b)
6,000 5,996
Manhattan Asset Funding Co LLC
5.30%, 05/01/2024
(b)
13,030 13,030
5.31%, 05/07/2024
(b)
7,000 6,994
Pacific Life Short Term Funding LLC
5.33%, 05/17/2024
(b)
5,000 4,988
5.36%, 06/06/2024
(b)
3,100 3,083
Podium Funding Trust
5.33%, 05/08/2024 4,000 3,996
5.35%, 05/30/2024 4,000 3,983
5.36%, 05/29/2024 2,000 1,992
Thunder Bay Funding LLC
5.35%, 06/12/2024
(b)
5,345 5,312
$ 252,823
Electric - 2.48%
National Rural Utilities Cooperative Finance Corp
5.38%, 05/08/2024 5,400 5,394
5.39%, 05/06/2024 6,000 5,996
5.40%, 05/02/2024 6,000 5,999
5.40%, 05/16/2024 1,900 1,896
5.40%, 05/20/2024 6,000 5,983
$ 25,268
Food - 0.98%
Mars Inc
5.30%, 05/01/2024
(b)
6,000 6,000
5.35%, 05/07/2024
(b)
4,000 3,996
$ 9,996
Healthcare - Services - 0.92%
UnitedHealth Group Inc
5.37%, 06/03/2024
(b)
6,000 5,970
5.40%, 09/04/2024
(b)
3,500 3,434
$ 9,404
Holding Companies - Diversified - 1.22%
Koch Industries Inc
5.32%, 05/01/2024 3,000 3,000
5.32%, 05/10/2024 4,100 4,095
5.34%, 06/05/2024 5,300 5,272
$ 12,367
Insurance - 2.95%
Northwestern Mutual Short Term Funding LLC
5.35%, 05/14/2024
(b)
6,000 5,988
Prudential Financial Inc
5.33%, 05/01/2024
(b)
6,000 6,000
5.33%, 05/03/2024
(b)
5,000 4,999
5.33%, 05/06/2024
(b)
7,000 6,995

Schedule of Investments
Money Market Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc   (continued)
5.33%, 05/08/2024
(b)
$ 6,000 $ 5,994
$ 29,976
Machinery - Construction & Mining - 0 .59%
Caterpillar Financial Services Corp
5.30%, 05/01/2024 6,000 6,000
Oil & Gas - 2.75%
BP Capital Markets PLC
5.38%, 05/06/2024
(b)
3,000 2,998
5.39%, 05/02/2024
(b)
6,000 5,999
TotalEnergies Capital SA (credit support from Total
SA )
5.32%, 05/01/2024
(b),(c)
7,000 7,000
TotalEnergies Capital SA
5.32%, 05/06/2024
(b)
6,000 5,995
5.32%, 05/07/2024
(b)
6,000 5,995
$ 27,987
Oil & Gas Services - 1.96%
Schlumberger Investment SA
5.37%, 05/22/2024
(b)
2,750 2,741
5.38%, 05/14/2024
(b)
760 759
5.39%, 05/10/2024
(b)
5,270 5,263
5.40%, 05/20/2024
(b)
6,000 5,983
5.40%, 05/23/2024
(b)
5,200 5,183
$ 19,929
Pharmaceuticals - 0.26%
Novartis Finance Corp
5.32%, 05/24/2024
(b)
2,700 2,691
Semiconductors - 2.35%
Analog Devices Inc
5.34%, 05/02/2024
(b)
6,000 5,999
5.34%, 05/16/2024
(b)
6,000 5,987
5.34%, 05/23/2024
(b)
6,000 5,980
5.35%, 05/09/2024
(b)
6,000 5,993
$ 23,959
Supranational Bank - 0.59%
Corp Andina de Fomento
5.30%, 05/03/2024
(b)
6,000 5,998
Telecommunications - 2.16%
Cisco Systems Inc
5.33%, 06/03/2024
(b)
4,170 4,149
Telstra Group Ltd
5.47%, 05/21/2024
(b)
7,000 6,979
5.47%, 07/10/2024
(b)
6,000 5,936
5.49%, 07/19/2024
(b)
5,000 4,940
$ 22,004
TOTAL COMMERCIAL PAPER $ 749,623
REPURCHASE AGREEMENTS - 13.75%
Maturity Amount
(000's) Value (000's)
Banks - 13.75%
Bank of New York Mellon Repurchase
Agreement; 5.30% traded 04/30/2024 maturing
05/01/2024 (collateralized by US Government
Securities; $40,800,046; 0.00%-4.875%; dated
06/11/2024-08/15/2030)
$ 40,006 $ 40,000
Barclays Capital Repurchase Agreement; 5.30%
traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government Security;
$40,800,014; 2.625%; dated 05/31/2027)
40,006 40,000
Goldman Sachs Repurchase Agreement; 5.27%
traded 04/30/2024 maturing 05/01/2024
(collateralized by US Government Securities;
$30,600,001; 0.00%-0.625%; dated
08/15/2025-07/31/2026)
30,004 30,000
REPURCHASE AGREEMENTS (continued)
Maturity Amount
(000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement; 5.29% traded
04/30/2024 maturing 05/01/2024 (collateralized
by US Government Security; $30,600,017 ;
0.875%; dated 06/30/2026)
$ 30,004 $ 30,000
$ 140,000
TOTAL REPURCHASE AGREEMENTS $ 140,000
Total Investments $ 1,020,362
Other Assets and Liabilities -  (0.25)% (2,500)
TOTAL NET ASSETS - 100.00% $ 1,017,862
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $662,257 or 65.06% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary
Sector Percent
Financial 57.16%
Consumer, Non-cyclical 9.60%
Consumer, Cyclical 5.75%
Asset Backed Securities 4.87%
Energy 4.71%
Money Market Funds 3.68%
Insured 2.63%
Utilities 2.48%
Basic Materials 2.46%
Technology 2.35%
Communications 2.16%
Diversified 1.22%
Industrial 0.59%
Government 0.59%
Other Assets and Liabilities
(0.25)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares MSCI EAFE Value ETF 102,380 $ 5,474
Money Market Funds - 4 .14%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
8,835,450 8,835
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
86,599,287 86,599
$ 95,434
TOTAL INVESTMENT COMPANIES $ 100,908
COMMON STOCKS - 95 .19 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 3,300 $ 89
Publicis Groupe SA 7,070 780
WPP PLC 33,228 333
$ 1,202
Aerospace & Defense - 4 .68%
BAE Systems PLC 972,920 16,182
Elbit Systems Ltd 288 59
Leonardo SpA 12,507 287
Melrose Industries PLC 41,236 324
MTU Aero Engines AG 575 138
Rheinmetall AG 42,804 23,587
Rolls-Royce Holdings PLC
(d)
9,877,532 50,652
Thales SA 99,084 16,653
$ 107,882
Agriculture - 0 .82%
British American Tobacco PLC 581,896 17,082
Imperial Brands PLC 25,866 591
Japan Tobacco Inc 36,900 993
Wilmar International Ltd 58,000 136
$ 18,802
Airlines - 0 .48%
ANA Holdings Inc 3,200 61
Deutsche Lufthansa AG
(d)
18,323 131
Japan Airlines Co Ltd 4,500 80
Ryanair Holdings PLC ADR 78,144 10,643
Singapore Airlines Ltd 45,600 217
$ 11,132
Apparel - 1 .05%
Kering SA 69,071 24,207
Automobile Manufacturers - 1 .42%
Bayerische Motoren Werke AG 9,851 1,073
Daimler Truck Holding AG 16,531 746
Honda Motor Co Ltd 1,777,314 20,221
Isuzu Motors Ltd 17,700 224
Mazda Motor Corp 17,100 194
Mercedes-Benz Group AG 24,799 1,876
Nissan Motor Co Ltd 74,100 271
Renault SA 5,937 294
Stellantis NV 68,495 1,516
Subaru Corp 18,700 418
Suzuki Motor Corp 48,600 566
Toyota Motor Corp 163,750 3,735
Volkswagen AG 902 127
Volvo AB - A Shares 6,131 162
Volvo AB - B Shares 46,649 1,187
Volvo Car AB
(d)
23,241 72
$ 32,682
Automobile Parts & Equipment - 0 .82%
Aisin Corp 4,500 171
Bridgestone Corp 17,500 772
Cie Generale des Etablissements Michelin SCA 20,991 807
Continental AG 240,894 15,613
Koito Manufacturing Co Ltd 6,200 83
Sumitomo Electric Industries Ltd 21,700 335
Toyota Industries Corp 4,500 428
Valeo SE 56,431 715
$ 18,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 9 .34%
ABN AMRO Bank NV
(e)
14,716 $ 236
AIB Group PLC 25,740 133
ANZ Group Holdings Ltd 92,979 1,678
Banco Bilbao Vizcaya Argentaria SA 180,488 1,952
Banco BPM SpA
(f)
24,131 158
Banco Bradesco SA ADR 1,833,604 4,951
Banco Santander SA 500,349 2,435
Bank Hapoalim BM 39,274 354
Bank Leumi Le-Israel BM 47,081 367
Bank of Ireland Group PLC 21,037 224
Banque Cantonale Vaudoise 985 103
Barclays PLC 14,419,117 36,354
BNP Paribas SA 418,059 30,084
BOC Hong Kong Holdings Ltd 6,625,271 20,307
CaixaBank SA 115,964 612
Chiba Bank Ltd/The 15,800 133
Commerzbank AG 32,588 484
Concordia Financial Group Ltd 32,000 172
Credit Agricole SA 33,028 511
Danske Bank A/S 21,319 614
Deutsche Bank AG 59,918 957
DNB Bank ASA 28,612 499
Erste Group Bank AG 10,624 495
FinecoBank Banca Fineco SpA 18,874 289
Hang Seng Bank Ltd 23,400 309
HSBC Holdings PLC 384,986 3,337
ING Groep NV 1,060,812 16,771
Intesa Sanpaolo SpA 452,188 1,693
Israel Discount Bank Ltd 38,237 196
Japan Post Bank Co Ltd 44,400 451
KBC Group NV 7,734 574
Lloyds Banking Group PLC 1,965,269 1,268
Macquarie Group Ltd 11,302 1,353
Mediobanca Banca di Credito Finanziario SpA 15,765 224
Mitsubishi UFJ Financial Group Inc 343,100 3,418
Mizrahi Tefahot Bank Ltd 3,289 120
Mizuho Financial Group Inc 74,200 1,434
National Australia Bank Ltd 96,441 2,091
NatWest Group PLC 2,494,206 9,414
Nordea Bank Abp 98,085 1,149
Oversea-Chinese Banking Corp Ltd 104,400 1,084
Resona Holdings Inc 65,600 415
Shizuoka Financial Group Inc 14,100 132
Skandinaviska Enskilda Banken AB 49,056 642
Societe Generale SA 22,340 602
Standard Chartered PLC 70,203 603
Sumitomo Mitsui Financial Group Inc 39,200 2,227
Sumitomo Mitsui Trust Holdings Inc 20,114 423
Svenska Handelsbanken AB 45,090 387
Swedbank AB 26,246 502
UBS Group AG 35,584 935
UniCredit SpA 663,335 24,348
United Overseas Bank Ltd 1,494,060 33,154
Westpac Banking Corp 108,253 1,798
$ 215,156
Beverages - 2 .89%
Anheuser-Busch InBev SA/NV 311,367 18,612
Asahi Group Holdings Ltd 489,300 16,738
Carlsberg AS 1,052 142
Coca-Cola Europacific Partners PLC 6,378 459
Coca-Cola HBC AG
(d)
3,620 117
Diageo PLC 700,673 24,215
Heineken Holding NV 4,002 322
Heineken NV 53,773 5,233
JDE Peet's NV 3,014 67
Kirin Holdings Co Ltd 23,800 348
Suntory Beverage & Food Ltd 4,400 143
Treasury Wine Estates Ltd 8,781 68
$ 66,464

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1 .28%
AGC Inc 6,000 $ 222
Cie de Saint-Gobain SA 111,795 8,841
Heidelberg Materials AG 4,026 405
Holcim AG
(d)
16,107 1,348
ROCKWOOL A/S 299 97
Svenska Cellulosa AB SCA 18,732 275
TOTO Ltd 679,700 18,396
$ 29,584
Chemicals - 4 .88%
Air Liquide SA 81,657 15,970
Akzo Nobel NV 570,195 37,622
Arkema SA 171,504 17,697
Asahi Kasei Corp 38,300 267
BASF SE 479,064 25,102
Clariant AG
(d)
7,068 106
Covestro AG
(d),(e)
3,795 190
Croda International PLC 2,047 117
DSM-Firmenich AG 5,743 644
EMS-Chemie Holding AG 108 86
Evonik Industries AG 7,136 149
ICL Group Ltd 23,689 111
Mitsubishi Chemical Group Corp 39,000 228
Mitsui Chemicals Inc 5,200 148
OCI NV 3,261 88
Syensqo SA
(d)
2,287 212
Toray Industries Inc 42,300 193
Tosoh Corp 957,100 13,195
Umicore SA 6,413 142
Yara International ASA 5,068 144
$ 112,411
Commercial Services - 1 .81%
Adecco Group AG 4,942 173
Amadeus IT Group SA 176,965 11,233
Bureau Veritas SA 3,631 106
Dai Nippon Printing Co Ltd 6,200 181
Randstad NV 276,100 13,846
RELX PLC 104,354 4,287
RELX PLC 258,672 10,638
Secom Co Ltd 4,200 292
Securitas AB 15,062 151
SGS SA 1,603 141
Svitzer A/S
(d)
366 12
TOPPAN Holdings Inc 7,000 166
Transurban Group 62,061 498
Worldline SA/France
(d),(e)
4,229 44
$ 41,768
Computers - 0 .42%
Fujitsu Ltd 616,500 9,524
Teleperformance SE 882 80
$ 9,604
Consumer Products - 1 .21%
Henkel AG & Co KGaA 3,208 231
Reckitt Benckiser Group PLC 496,018 27,730
$ 27,961
Cosmetics & Personal Care - 0 .08%
Kao Corp 9,300 384
Shiseido Co Ltd 4,400 118
Unilever PLC 27,050 1,399
$ 1,901
Distribution & Wholesale - 0 .30%
ITOCHU Corp 36,700 1,656
Marubeni Corp 43,900 782
Mitsubishi Corp 106,300 2,431
Mitsui & Co Ltd 14,000 676
Rexel SA 6,968 181
Sumitomo Corp 31,900 839
Toyota Tsusho Corp 6,500 413
$ 6,978
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3 .17%
abrdn plc 61,052 $ 111
AerCap Holdings NV 6,185 523
Amundi SA
(e)
1,878 131
ASX Ltd 2,962 121
Azimut Holding SpA 483,681 12,746
Daiwa Securities Group Inc 41,000 301
Euronext NV
(e)
178,654 16,088
Hargreaves Lansdown PLC 11,656 118
Julius Baer Group Ltd 583,141 31,290
Mitsubishi HC Capital Inc 24,500 159
Nomura Holdings Inc 92,600 527
ORIX Corp 36,100 739
SBI Holdings Inc 3,800 92
Schroders PLC 24,681 108
St James's Place PLC 1,826,250 9,883
$ 72,937
Electric - 4 .61%
Chubu Electric Power Co Inc 19,700 253
CLP Holdings Ltd 2,273,500 17,883
E.ON SE 69,409 919
EDP - Energias de Portugal SA 97,007 364
EDP Renovaveis SA 6,174 85
Elia Group SA/NV 517 50
Endesa SA 9,730 177
Enel SpA 6,980,144 45,877
Engie SA 56,465 980
Fortum Oyj 897,269 11,824
Iberdrola SA 849,791 10,420
Kansai Electric Power Co Inc/The 21,400 321
Mercury NZ Ltd 12,232 46
National Grid PLC 114,997 1,508
Orsted AS
(d),(e)
5,842 321
Power Assets Holdings Ltd 43,000 247
Redeia Corp SA 12,543 209
RWE AG 381,621 13,294
SSE PLC 33,785 702
Terna - Rete Elettrica Nazionale 43,499 349
Tokyo Electric Power Co Holdings Inc
(d)
46,600 290
$ 106,119
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 7,600 134
Electronics - 1 .86%
Assa Abloy AB 180,569 4,771
Kyocera Corp 39,300 479
MINEBEA MITSUMI Inc 1,042,200 19,521
Murata Manufacturing Co Ltd 992,300 18,131
$ 42,902
Engineering & Construction - 1 .23%
Acciona SA 797 92
ACS Actividades de Construccion y Servicios SA 6,520 261
Aena SME SA
(e)
80,244 14,623
Aeroports de Paris SA 711 90
Auckland International Airport Ltd 41,051 190
Bouygues SA 5,903 218
CK Infrastructure Holdings Ltd 20,500 116
Eiffage SA 2,269 242
Ferrovial SE 5,605 202
Kajima Corp 12,800 245
Keppel Ltd 44,600 223
Obayashi Corp 19,800 221
Shimizu Corp 17,000 105
Skanska AB 10,421 179
Taisei Corp 5,200 191
Vinci SA 95,896 11,237
$ 28,435
Entertainment - 0 .45%
Entain PLC 1,022,884 9,979
Genting Singapore Ltd 183,500 123
La Francaise des Jeux SAEM
(e)
3,215 121

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Toho Co Ltd/Tokyo 1,900 $ 64
$ 10,287
Food - 3 .17%
Barry Callebaut AG 7,240 11,699
Carrefour SA 632,937 10,648
CK Hutchison Holdings Ltd 3,482,500 16,914
Danone SA 264,073 16,527
J Sainsbury PLC 50,765 166
Kesko Oyj 8,366 143
Koninklijke Ahold Delhaize NV 29,431 893
MEIJI Holdings Co Ltd 7,000 157
Mowi ASA 14,386 253
Ocado Group PLC
(d)
10,187 45
Orkla ASA 21,469 146
Salmar ASA 1,326 83
Seven & i Holdings Co Ltd 1,107,600 14,312
Tesco PLC 217,698 804
WH Group Ltd
(e)
247,500 180
$ 72,970
Food Service - 0 .35%
Compass Group PLC 289,272 8,046
Forest Products & Paper - 0 .50%
Holmen AB
(f)
2,496 97
Mondi PLC 557,557 10,567
Smurfit Kappa Group PLC 8,044 348
UPM-Kymmene Oyj 16,494 578
$ 11,590
Gas - 0 .58%
Centrica PLC 7,719,454 12,322
Enagas SA 8,154 120
Hong Kong & China Gas Co Ltd 347,300 264
Osaka Gas Co Ltd 11,300 251
Snam SpA 62,336 285
$ 13,242
Hand & Machine Tools - 1 .02%
Fuji Electric Co Ltd 1,900 118
Makita Corp 802,900 23,245
Schindler Holding AG - REG 253 62
$ 23,425
Healthcare - Products - 4 .20%
EBOS Group Ltd 5,028 104
Elekta AB 1,956,974 13,935
EssilorLuxottica SA 3,187 680
FUJIFILM Holdings Corp 34,400 732
Getinge AB 861,007 18,126
Koninklijke Philips NV 1,102,740 29,284
Olympus Corp 1,173,200 16,342
Smith & Nephew PLC 1,446,701 17,528
$ 96,731
Healthcare - Services - 0 .04%
Eurofins Scientific SE 1,546 95
Fresenius Medical Care AG 6,346 267
Fresenius SE & Co KGaA 13,056 389
Sonic Healthcare Ltd 14,003 241
$ 992
Holding Companies - Diversified - 0 .02%
Jardine Matheson Holdings Ltd 4,718 181
Swire Pacific Ltd 13,500 114
Wharf Holdings Ltd/The 34,000 109
$ 404
Home Builders - 0 .75%
Barratt Developments PLC 29,848 169
Berkeley Group Holdings PLC 3,255 191
Daiwa House Industry Co Ltd 18,200 512
Iida Group Holdings Co Ltd 4,800 61
Persimmon PLC 980,391 15,876
Sekisui Chemical Co Ltd 11,500 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Taylor Wimpey PLC 109,294 $ 179
$ 17,155
Home Furnishings - 0 .57%
Electrolux AB
(d)
1,446,558 12,578
Hoshizaki Corp 1,400 48
Panasonic Holdings Corp 33,800 295
SEB SA 814 96
Sharp Corp/Japan
(d)
3,200 17
$ 13,034
Insurance - 4 .71%
Admiral Group PLC 3,984 136
Aegon Ltd 44,883 279
Ageas SA/NV 4,935 226
AIA Group Ltd 1,811,600 13,269
Allianz SE 39,542 11,222
ASR Nederland NV 4,895 245
Assicurazioni Generali SpA 31,330 764
Aviva PLC 84,693 492
AXA SA 411,186 14,207
Baloise Holding AG 1,411 213
Gjensidige Forsikring ASA 6,551 105
Helvetia Holding AG 1,135 148
Japan Post Holdings Co Ltd 63,800 613
Japan Post Insurance Co Ltd 6,200 116
Legal & General Group PLC 11,604,344 34,065
M&G PLC 69,558 174
MS&AD Insurance Group Holdings Inc 39,800 716
NN Group NV 8,365 386
Phoenix Group Holdings PLC 23,004 140
Prudential PLC 2,962,018 25,762
Sampo Oyj 13,952 566
Sompo Holdings Inc 27,400 542
Suncorp Group Ltd 39,270 419
Swiss Life Holding AG 909 613
Swiss Re AG 3,258 354
T&D Holdings Inc 7,700 126
Talanx AG 1,975 148
Tryg A/S 10,791 214
Zurich Insurance Group AG 4,520 2,188
$ 108,448
Internet - 0 .57%
LY Corp 80,900 195
Tencent Holdings Ltd 290,800 12,761
Trend Micro Inc/Japan 2,700 133
$ 13,089
Investment Companies - 0 .05%
Eurazeo SE 1,383 125
EXOR NV 2,888 315
Groupe Bruxelles Lambert NV 2,716 202
Industrivarden AB - A Shares 2,560 82
Industrivarden AB - C Shares 3,232 104
L E Lundbergforetagen AB 2,327 115
Sofina SA 503 118
Washington H Soul Pattinson & Co Ltd 4,996 104
$ 1,165
Iron & Steel - 0 .10%
ArcelorMittal SA 15,816 395
BlueScope Steel Ltd 13,836 202
Fortescue Ltd 52,351 868
JFE Holdings Inc 17,400 260
Nippon Steel Corp 26,300 590
voestalpine AG 3,802 101
$ 2,416
Leisure Products & Services - 0 .01%
Yamaha Corp 4,000 84
Yamaha Motor Co Ltd 27,200 254
$ 338

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .49%
Accor SA 244,485 $ 10,715
City Developments Ltd 15,600 70
Galaxy Entertainment Group Ltd 33,000 148
Sands China Ltd
(d)
50,800 120
Whitbread PLC 3,082 121
$ 11,174
Machinery - Construction & Mining - 1 .53%
Hitachi Construction Machinery Co Ltd 3,600 103
Hitachi Ltd 18,600 1,716
Komatsu Ltd 638,147 19,053
Mitsubishi Electric Corp 731,711 12,753
Mitsubishi Heavy Industries Ltd 98,700 883
Sandvik AB
(f)
16,479 328
Siemens Energy AG
(d)
16,060 330
$ 35,166
Machinery - Diversified - 2 .80%
FANUC Corp 870,900 25,795
GEA Group AG 339,716 13,711
Kone Oyj 3,642 178
Kubota Corp 19,900 319
Nabtesco Corp 874,158 14,417
Omron Corp 2,100 72
Valmet Oyj 387,736 9,674
Wartsila OYJ Abp 14,633 270
$ 64,436
Media - 0 .02%
Bollore SE 22,026 143
Pearson PLC 19,345 235
Vivendi SE 10,967 111
$ 489
Metal Fabrication & Hardware - 1 .34%
NSK Ltd 2,924,100 16,081
SKF AB 702,207 14,436
Tenaris SA 14,597 242
$ 30,759
Mining - 1 .69%
Anglo American PLC 39,280 1,284
Antofagasta PLC 12,187 334
BHP Group Ltd 101,854 2,793
Boliden AB
(f)
527,582 17,339
Endeavour Mining PLC 6,049 128
Glencore PLC 320,673 1,866
Norsk Hydro ASA 41,014 252
Pilbara Minerals Ltd 30,937 79
Rio Tinto Ltd 11,471 955
Rio Tinto PLC 34,811 2,355
Sibanye Stillwater Ltd 9,553,928 10,904
South32 Ltd 140,021 320
Sumitomo Metal Mining Co Ltd 7,600 254
$ 38,863
Miscellaneous Manufacturers - 1 .30%
Alstom SA
(f)
1,699,196 26,793
Siemens AG 15,264 2,859
Smiths Group PLC 10,741 217
$ 29,869
Office & Business Equipment - 0 .05%
Canon Inc 30,700 831
Ricoh Co Ltd 16,600 143
Seiko Epson Corp 8,700 143
$ 1,117
Oil & Gas - 6 .15%
Aker BP ASA 854,275 20,719
Ampol Ltd 7,298 172
BP PLC 5,658,042 36,469
DCC PLC
(d)
3,051 208
ENEOS Holdings Inc 88,710 410
Eni SpA 67,840 1,090
Equinor ASA 635,054 16,898
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Galp Energia SGPS SA 5,271 $ 113
Idemitsu Kosan Co Ltd 29,400 199
Inpex Corp 19,400 291
Neste Oyj 13,074 296
OMV AG 4,548 216
Repsol SA 37,517 589
Santos Ltd 100,402 493
Shell PLC 949,369 33,925
Shell PLC 201,031 7,146
Suncor Energy Inc 431,732 16,474
TotalEnergies SE 67,114 4,872
Woodside Energy Group Ltd 58,700 1,052
$ 141,632
Oil & Gas Services - 0 .55%
Saipem SpA
(d)
5,447,669 12,501
Seatrium Ltd
(d)
779,900 56
$ 12,557
Packaging & Containers - 0 .57%
Stora Enso Oyj 981,087 13,069
Pharmaceuticals - 7 .07%
AstraZeneca PLC 190,510 28,814
Bayer AG 30,368 886
Eisai Co Ltd 3,800 156
GSK PLC 1,129,629 23,436
Hikma Pharmaceuticals PLC 5,076 122
Ipsen SA 464 57
Novartis AG 193,852 18,815
Roche Holding AG 137,289 32,896
Sandoz Group AG
(d)
12,652 430
Sanofi SA 429,561 42,438
Takeda Pharmaceutical Co Ltd 546,000 14,350
Teva Pharmaceutical Industries Ltd ADR
(d)
34,651 487
$ 162,887
Pipelines - 0 .98%
APA Group 39,658 212
Enbridge Inc 631,303 22,447
$ 22,659
Private Equity - 0 .05%
3i Group PLC 30,086 1,075
CapitaLand Investment Ltd/Singapore 78,400 152
$ 1,227
Real Estate - 0 .23%
Azrieli Group Ltd 1,342 86
CK Asset Holdings Ltd 58,500 250
Daito Trust Construction Co Ltd 1,800 193
Fastighets AB Balder
(d)
19,966 126
Hang Lung Properties Ltd 56,000 62
Henderson Land Development Co Ltd 43,438 131
Hongkong Land Holdings Ltd 36,101 115
Hulic Co Ltd 12,500 115
LEG Immobilien SE 2,268 193
Mitsubishi Estate Co Ltd 34,600 634
Mitsui Fudosan Co Ltd 82,500 840
Nomura Real Estate Holdings Inc 3,500 98
Sekisui House Ltd 18,200 418
Sino Land Co Ltd 122,000 130
Sumitomo Realty & Development Co Ltd 8,700 301
Sun Hung Kai Properties Ltd 44,383 409
Swire Properties Ltd 36,200 75
Swiss Prime Site AG 2,367 219
Vonovia SE 22,662 655
Wharf Real Estate Investment Co Ltd 53,000 164
$ 5,214
REITs - 1 .22%
CapitaLand Integrated Commercial Trust 163,599 233
Covivio SA/France 1,561 78
Dexus 32,938 150
Gecina SA 1,405 143

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
GLP J-Reit 150 $ 122
GPT Group/The 58,667 158
Japan Metropolitan Fund Invest 228 138
Japan Real Estate Investment Corp 39 132
KDX Realty Investment Corp 133 131
Klepierre SA 6,589 177
Land Securities Group PLC 21,673 175
Link REIT 3,945,822 16,908
Mapletree Logistics Trust 112,900 111
Mapletree Pan Asia Commercial Trust 73,200 67
Mirvac Group 120,844 158
Nippon Building Fund Inc 49 187
Nippon Prologis REIT Inc 73 126
Nomura Real Estate Master Fund Inc 122 117
Scentre Group 160,461 325
Segro PLC 724,125 7,616
Stockland 73,793 209
Unibail-Rodamco-Westfield
(d)
3,648 304
Vicinity Ltd 118,496 145
Warehouses De Pauw CVA 5,374 142
$ 28,052
Retail - 1 .61%
Associated British Foods PLC 648,078 21,450
Avolta AG
(d)
1,992 75
Jardine Cycle & Carriage Ltd 3,400 66
Kingfisher PLC 2,090,903 6,441
Swatch Group AG/The - BR 892 187
Swatch Group AG/The - REG 1,626 67
USS Co Ltd 5,000 38
Welcia Holdings Co Ltd 597,400 8,784
$ 37,108
Semiconductors - 4 .09%
Infineon Technologies AG 432,007 14,992
Renesas Electronics Corp 1,064,900 17,290
Rohm Co Ltd 9,900 142
Samsung Electronics Co Ltd 740,959 41,187
SK Hynix Inc 165,830 20,464
SUMCO Corp 10,500 157
$ 94,232
Software - 0 .97%
SAP SE 123,412 22,284
Telecommunications - 1 .44%
BT Group PLC 199,877 256
Deutsche Telekom AG 1,076,823 24,665
Elisa Oyj 2,831 128
Hikari Tsushin Inc 200 33
HKT Trust & HKT Ltd 118,000 130
KDDI Corp 46,000 1,277
Koninklijke KPN NV 103,727 377
Nokia OYJ 165,641 602
Orange SA 57,565 641
SoftBank Corp 88,400 1,066
SoftBank Group Corp 20,600 1,013
Spark New Zealand Ltd 39,156 110
Swisscom AG 797 437
Tele2 AB 16,577 155
Telecom Italia SpA/Milano
(d),(f)
308,036 73
Telefonaktiebolaget LM Ericsson 90,524 459
Telefonica SA 151,108 677
Telenor ASA 19,468 224
Telia Co AB 72,255 165
Telstra Group Ltd 61,926 146
Vodafone Group PLC 711,562 600
$ 33,234
Transportation - 1 .49%
AP Moller - Maersk A/S - A 60 85
AP Moller - Maersk A/S - B 123 178
Aurizon Holdings Ltd 56,370 138
Canadian Pacific Kansas City Ltd 209,437 16,431
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Central Japan Railway Co 23,600 $ 540
Deutsche Post AG 334,046 13,987
East Japan Railway Co 28,000 513
Getlink SE 7,614 130
Hankyu Hanshin Holdings Inc 3,700 97
Kawasaki Kisen Kaisha Ltd 8,100 114
Keisei Electric Railway Co Ltd 2,300 86
Kuehne + Nagel International AG 1,678 443
Mitsui OSK Lines Ltd 10,400 330
MTR Corp Ltd 46,000 151
Nippon Express Holdings Inc 2,200 113
Nippon Yusen KK 9,100 258
Odakyu Electric Railway Co Ltd 10,000 112
Poste Italiane SpA
(e)
14,132 179
SITC International Holdings Co Ltd 42,000 91
Tobu Railway Co Ltd 2,900 58
Tokyu Corp 9,800 116
West Japan Railway Co 13,200 251
$ 34,401
Water - 0 .05%
Severn Trent PLC 4,120 127
United Utilities Group PLC 21,077 275
Veolia Environnement SA 21,300 662
$ 1,064
TOTAL COMMON STOCKS $ 2,192,010
PREFERRED STOCKS - 2 .13 % Shares Held Value (000's)
Automobile Manufacturers - 0 .98%
Bayerische Motoren Werke AG 6.02% 1,801 $ 185
Dr Ing hc F Porsche AG 2.31%
(e)
241,344 21,486
Porsche Automobil Holding SE 2.56% 4,730 241
Volkswagen AG 9.06% 6,367 780
$ 22,692
Consumer Products - 1 .15%
Henkel AG & Co KGaA 1.85% 332,439 26,410
TOTAL PREFERRED STOCKS $ 49,102
Total Investments $ 2,342,020
Other Assets and Liabilities -  (1.70)% (39,121)
TOTAL NET ASSETS - 100.00% $ 2,302,899
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,135 or
1.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,599 or 2.33% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,953 or 1.56% of net assets.

Schedule of Investments
Overseas Fund
April 30, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 21 .76%
Japan 15 .15%
France 11 .30%
Germany 10 .49%
Netherlands 5 .37%
Hong Kong 4 .97%
Switzerland 4 .59%
Italy 4 .38%
United States 4 .38%
Sweden 3 .77%
Korea, Republic Of 2 .68%
Canada 2 .39%
Spain 1 .91%
Norway 1 .70%
Finland 1 .67%
Singapore 1 .54%
Belgium 0 .89%
Australia 0 .76%
China 0 .55%
Ireland 0 .53%
South Africa 0 .47%
Brazil 0 .21%
Denmark 0 .07%
Israel 0 .06%
Austria 0 .03%
Luxembourg 0 .03%
Portugal 0 .02%
Chile 0 .02%
New Zealand 0 .01%
Jordan 0 .00%
Macao 0 .00%
Other Assets and Liabilities
( 1 .70 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 59,132 $ 758,720 $ 731,253 $ 86,599
$ 59,132 $ 758,720 $ 731,253 $ 86,599
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,154 $ — $ — $ —
$ 1,154 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2024 Long 66 $ 7,483 $ 16
Total $ 16
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .07 % Shares Held Value (000's)
Money Market Funds - 1 .07%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
45,169,314 $ 45,169
TOTAL INVESTMENT COMPANIES $ 45,169
COMMON STOCKS - 98 .62 % Shares Held Value (000's)
Aerospace & Defense - 0 .69%
RTX Corp 287,784 $ 29,216
Apparel - 0 .52%
Deckers Outdoor Corp
(c)
26,496 21,686
Automobile Manufacturers - 2 .19%
Cummins Inc 132,259 37,362
PACCAR Inc 444,875 47,206
Tesla Inc
(c)
40,019 7,334
$ 91,902
Banks - 4 .98%
East West Bancorp Inc 273,743 20,391
JPMorgan Chase & Co 572,567 109,784
Morgan Stanley 441,442 40,101
PNC Financial Services Group Inc/The 255,187 39,110
$ 209,386
Beverages - 0 .77%
Keurig Dr Pepper Inc 374,930 12,635
Monster Beverage Corp
(c)
367,627 19,650
$ 32,285
Biotechnology - 1 .66%
Corteva Inc 480,860 26,029
Regeneron Pharmaceuticals Inc
(c)
33,208 29,577
Vertex Pharmaceuticals Inc
(c)
36,466 14,324
$ 69,930
Building Materials - 2 .56%
CRH PLC 627,492 48,580
Trane Technologies PLC 186,550 59,200
$ 107,780
Chemicals - 0 .89%
Linde PLC 85,024 37,492
Computers - 5 .39%
Amdocs Ltd 334,961 28,133
Apple Inc 1,164,281 198,312
$ 226,445
Consumer Products - 1 .52%
Avery Dennison Corp 158,503 34,439
Church & Dwight Co Inc 271,597 29,303
$ 63,742
Distribution & Wholesale - 0 .39%
Pool Corp 45,033 16,326
Diversified Financial Services - 5 .16%
Ameriprise Financial Inc 130,223 53,624
BlackRock Inc 33,714 25,442
Nasdaq Inc 632,711 37,868
Visa Inc 371,895 99,895
$ 216,829
Electric - 2 .83%
Constellation Energy Corp 253,184 47,077
NextEra Energy Inc 520,703 34,872
Vistra Corp 488,453 37,044
$ 118,993
Electronics - 0 .40%
Atmus Filtration Technologies Inc
(c)
210,450 6,375
nVent Electric PLC 145,584 10,492
$ 16,867
Environmental Control - 1 .49%
Republic Services Inc 327,086 62,702
Food - 1 .10%
Hershey Co/The 115,977 22,490
Simply Good Foods Co/The
(c)
657,490 23,966
$ 46,456
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .71%
Abbott Laboratories 405,836 $ 43,006
GE HealthCare Technologies Inc 350,482 26,721
Thermo Fisher Scientific Inc 78,105 44,420
$ 114,147
Healthcare - Services - 2 .60%
HCA Healthcare Inc 153,343 47,509
UnitedHealth Group Inc 127,768 61,801
$ 109,310
Insurance - 2 .31%
Berkshire Hathaway Inc - Class B
(c)
90,535 35,918
Marsh & McLennan Cos Inc 173,142 34,530
Progressive Corp/The 127,351 26,521
$ 96,969
Internet - 10 .52%
Airbnb Inc
(c)
148,547 23,555
Alphabet Inc - A Shares 977,437 159,107
Amazon.com Inc
(c)
869,560 152,173
Meta Platforms Inc 217,666 93,634
Netflix Inc
(c)
25,490 14,036
$ 442,505
Machinery - Construction & Mining - 1 .37%
Caterpillar Inc 116,865 39,099
GE Vernova Inc
(c)
119,211 18,324
$ 57,423
Machinery - Diversified - 0 .86%
Deere & Co 92,747 36,302
Media - 1 .03%
Comcast Corp - Class A 1,137,846 43,363
Miscellaneous Manufacturers - 1 .34%
Parker-Hannifin Corp 103,181 56,224
Oil & Gas - 4 .65%
Chevron Corp 208,464 33,619
EOG Resources Inc 268,763 35,512
Exxon Mobil Corp 599,973 70,959
Marathon Petroleum Corp 305,136 55,449
$ 195,539
Pharmaceuticals - 5 .96%
CVS Health Corp 404,562 27,393
Eli Lilly & Co 68,447 53,464
McKesson Corp 98,533 52,933
Merck & Co Inc 581,916 75,195
Novartis AG ADR 429,946 41,761
$ 250,746
Private Equity - 0 .97%
KKR & Co Inc 438,272 40,790
REITs - 2 .02%
American Tower Corp 40,554 6,958
Equinix Inc 28,079 19,967
Extra Space Storage Inc 218,442 29,332
Prologis Inc 280,009 28,575
$ 84,832
Retail - 6 .89%
Casey's General Stores Inc 118,595 37,901
Chipotle Mexican Grill Inc
(c)
1,981 6,259
Costco Wholesale Corp 101,380 73,288
Home Depot Inc/The 81,242 27,153
Lululemon Athletica Inc
(c)
14,431 5,204
O'Reilly Automotive Inc
(c)
37,671 38,170
Starbucks Corp 166,919 14,771
Tractor Supply Co 143,762 39,258
Ulta Beauty Inc
(c)
78,684 31,854
Williams-Sonoma Inc 54,654 15,674
$ 289,532
Semiconductors - 10 .11%
Advanced Micro Devices Inc
(c)
89,130 14,116
Broadcom Inc 92,930 120,834
Lam Research Corp 70,154 62,746

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Microchip Technology Inc 344,382 $ 31,676
NVIDIA Corp 183,353 158,421
Taiwan Semiconductor Manufacturing Co Ltd ADR 270,864 37,201
$ 424,994
Software - 10 .45%
Adobe Inc
(c)
71,020 32,870
Fair Isaac Corp
(c)
25,797 29,237
Fiserv Inc
(c)
135,682 20,715
Microsoft Corp 656,940 255,766
Oracle Corp 380,907 43,328
Roper Technologies Inc 30,146 15,419
Salesforce Inc 155,772 41,893
$ 439,228
Telecommunications - 1 .38%
T-Mobile US Inc 352,351 57,846
Transportation - 0 .91%
Expeditors International of Washington Inc 53,532 5,958
Union Pacific Corp 136,961 32,482
$ 38,440
TOTAL COMMON STOCKS $ 4,146,227
Total Investments $ 4,191,396
Other Assets and Liabilities -  0.31% 12,922
TOTAL NET ASSETS - 100.00% $ 4,204,318
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 25 .95%
Consumer, Non-cyclical 16 .32%
Financial 15 .44%
Communications 12 .93%
Consumer, Cyclical 9 .99%
Industrial 9 .62%
Energy 4 .65%
Utilities 2 .83%
Money Market Funds 1 .07%
Basic Materials 0 .89%
Other Assets and Liabilities
0 .31%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 89,715 $ 400,634 $ 445,180 $ 45,169
$ 89,715 $ 400,634 $ 445,180 $ 45,169
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,076 $ — $ — $ —
$ 1,076 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .23%
Blue Chip Fund
(a)
219,392 $ 9,140
Core Fixed Income Fund
(a)
9,697,290 80,197
Diversified International Fund
(a)
1,027,713 14,141
Diversified Real Asset Fund
(a)
506,798 5,565
International Small Company Fund
(a)
201,696 2,047
LargeCap Growth Fund I
(a)
484,250 8,905
MidCap Fund
(a)
38,946 1,552
MidCap Value Fund I
(a)
315,131 5,370
Origin Emerging Markets Fund
(a)
324,909 3,350
SmallCap Growth Fund I
(a),(b)
109,787 1,556
SmallCap Value Fund II
(a)
143,361 1,696
$ 133,519
Principal Funds, Inc. Institutional Class - 44 .78%
Equity Income Fund
(a)
218,147 8,457
High Income Fund
(a)
2,059,793 16,705
Inflation Protection Fund
(a)
1,940,143 14,629
LargeCap S&P 500 Index Fund
(a)
370,759 9,158
LargeCap Value Fund III
(a)
457,985 8,624
MidCap Growth Fund III
(a),(b)
340,328 3,910
Overseas Fund
(a)
544,596 5,800
Short-Term Income Fund
(a)
3,481,900 40,982
$ 108,265
TOTAL INVESTMENT COMPANIES $ 241,784
Total Investments $ 241,784
Other Assets and Liabilities -  (0.01)% (25)
TOTAL NET ASSETS - 100.00% $ 241,759
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .08%
Domestic Equity Funds 24 .14%
International Equity Funds 10 .49%
Specialty Funds 2 .30%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,558 $ 213 $ 2,855 $ 9,140
Core Fixed Income Fund 82,914 6,856 12,749 80,197
Diversified International Fund 12,820 1,910 2,673 14,141
Diversified Real Asset Fund 5,768 283 910 5,565
Equity Income Fund 8,204 673 1,777 8,457
High Income Fund 16,628 1,658 2,368 16,705
Inflation Protection Fund 15,439 1,543 2,368 14,629
International Small Company Fund 1,900 300 419 2,047
LargeCap Growth Fund I 9,391 804 2,802 8,905
LargeCap S&P 500 Index Fund 9,216 609 2,124 9,158
LargeCap Value Fund III 8,284 1,039 1,781 8,624
MidCap Fund 1,564 89 414 1,552
MidCap Growth Fund III 3,856 394 819 3,910
MidCap Value Fund I 5,499 416 1,278 5,370
Origin Emerging Markets Fund 3,345 163 682 3,350
Overseas Fund 7,297 625 2,515 5,800
Short-Term Income Fund 42,408 3,909 6,055 40,982
SmallCap Growth Fund I 1,552 213 530 1,556
SmallCap Value Fund II 1,697 285 534 1,696
$ 247,340 $ 21,982 $ 45,653 $ 241,784
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 1,617 $ — $ 607
Core Fixed Income Fund 1,453 (1,105) — 4,281
Diversified International Fund 358 132 — 1,952
Diversified Real Asset Fund 73 (15) — 439
Equity Income Fund 94 548 63 809
High Income Fund 600 (132) — 919
Inflation Protection Fund 542 1 — 14
International Small Company Fund 41 6 — 260
LargeCap Growth Fund I 9 1,446 585 66
LargeCap S&P 500 Index Fund 139 667 266 790
LargeCap Value Fund III 160 218 123 864
MidCap Fund 2 184 43 129
MidCap Growth Fund III — 61 293 418
MidCap Value Fund I 83 221 189 512
Origin Emerging Markets Fund 82 26 — 498
Overseas Fund 338 303 143 90
Short-Term Income Fund 716 (73) — 793
SmallCap Growth Fund I — 139 — 182
SmallCap Value Fund II 52 53 8 195
$ 4,745 $ 4,297 $ 1,713 $ 13,818
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .34%
Blue Chip Fund
(a)
2,599,698 $ 108,304
Core Fixed Income Fund
(a)
90,027,601 744,528
Diversified International Fund
(a)
12,077,326 166,184
Diversified Real Asset Fund
(a)
4,972,252 54,595
International Small Company Fund
(a)
2,378,481 24,142
LargeCap Growth Fund I
(a)
5,738,884 105,538
MidCap Fund
(a)
411,863 16,417
MidCap Value Fund I
(a)
3,748,651 63,877
Origin Emerging Markets Fund
(a)
3,850,059 39,694
SmallCap Growth Fund I
(a),(b)
1,407,915 19,950
SmallCap Value Fund II
(a)
1,747,377 20,672
$ 1,363,901
Principal Funds, Inc. Institutional Class - 42 .67%
Equity Income Fund
(a)
2,585,581 100,243
High Income Fund
(a)
18,041,639 146,318
Inflation Protection Fund
(a)
17,020,682 128,336
LargeCap S&P 500 Index Fund
(a)
4,411,896 108,974
LargeCap Value Fund III
(a)
5,427,813 102,206
MidCap Growth Fund III
(a),(b)
4,119,197 47,329
Overseas Fund
(a)
6,586,193 70,143
Short-Term Income Fund
(a)
26,473,368 311,591
$ 1,015,140
TOTAL INVESTMENT COMPANIES $ 2,379,041
Total Investments $ 2,379,041
Other Assets and Liabilities -  (0.01)% (171)
TOTAL NET ASSETS - 100.00% $ 2,378,870
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .94%
Domestic Equity Funds 29 .16%
International Equity Funds 12 .62%
Specialty Funds 2 .29%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 109,706 $ 226 $ 27,570 $ 108,304
Core Fixed Income Fund 742,812 46,640 73,169 744,528
Diversified International Fund 150,063 14,631 23,231 166,184
Diversified Real Asset Fund 51,633 4,521 5,493 54,595
Equity Income Fund 93,924 5,524 15,034 100,243
High Income Fund 139,892 12,515 12,748 146,318
Inflation Protection Fund 129,712 11,351 12,749 128,336
International Small Company Fund 21,951 2,343 3,271 24,142
LargeCap Growth Fund I 107,827 7,147 27,092 105,538
LargeCap S&P 500 Index Fund 104,020 4,843 16,604 108,974
LargeCap Value Fund III 94,775 9,864 15,080 102,206
MidCap Fund 16,107 512 3,481 16,417
MidCap Growth Fund III 45,751 3,653 7,856 47,329
MidCap Value Fund I 63,070 3,320 11,080 63,877
Origin Emerging Markets Fund 37,627 1,226 5,225 39,694
Overseas Fund 81,866 5,615 21,832 70,143
Short-Term Income Fund 304,581 29,648 27,855 311,591
SmallCap Growth Fund I 18,727 1,231 3,970 19,950
SmallCap Value Fund II 19,168 1,924 3,214 20,672
$ 2,333,212 $ 166,734 $ 316,554 $ 2,379,041
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 16,931 $ — $ 9,011
Core Fixed Income Fund 13,423 (5,112) — 33,357
Diversified International Fund 4,300 174 — 24,547
Diversified Real Asset Fund 696 166 — 3,768
Equity Income Fund 1,103 4,810 738 11,019
High Income Fund 5,217 (275) — 6,934
Inflation Protection Fund 4,678 (302) — 324
International Small Company Fund 482 18 — 3,101
LargeCap Growth Fund I 108 11,993 6,851 5,663
LargeCap S&P 500 Index Fund 1,598 4,566 3,067 12,149
LargeCap Value Fund III 1,874 1,612 1,435 11,035
MidCap Fund 21 1,897 451 1,382
MidCap Growth Fund III — 671 3,560 5,110
MidCap Value Fund I 972 2,053 2,218 6,514
Origin Emerging Markets Fund 939 243 — 5,823
Overseas Fund 3,860 2,115 1,628 2,379
Short-Term Income Fund 5,302 (21) — 5,238
SmallCap Growth Fund I — 610 — 3,352
SmallCap Value Fund II 604 159 89 2,635
$ 45,216 $ 42,308 $ 20,037 $ 153,341
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .19%
Blue Chip Fund
(a)
1,993,547 $ 83,051
Core Fixed Income Fund
(a)
56,780,728 469,577
Diversified International Fund
(a)
9,323,490 128,291
Diversified Real Asset Fund
(a)
3,260,185 35,797
International Small Company Fund
(a)
1,796,846 18,238
LargeCap Growth Fund I
(a)
4,401,799 80,949
MidCap Fund
(a)
357,100 14,234
MidCap Value Fund I
(a)
2,861,406 48,758
Origin Emerging Markets Fund
(a)
2,929,282 30,201
SmallCap Growth Fund I
(a),(b)
1,034,258 14,656
SmallCap Value Fund II
(a)
1,325,632 15,682
$ 939,434
Principal Funds, Inc. Institutional Class - 39 .81%
Equity Income Fund
(a)
1,984,893 76,954
High Income Fund
(a)
10,349,838 83,937
Inflation Protection Fund
(a)
9,835,553 74,160
LargeCap S&P 500 Index Fund
(a)
3,339,519 82,486
LargeCap Value Fund III
(a)
4,165,947 78,445
MidCap Growth Fund III
(a),(b)
3,069,750 35,271
Overseas Fund
(a)
5,038,644 53,662
Short-Term Income Fund
(a)
11,600,653 136,540
$ 621,455
TOTAL INVESTMENT COMPANIES $ 1,560,889
Total Investments $ 1,560,889
Other Assets and Liabilities -  0.00% (52)
TOTAL NET ASSETS - 100.00% $ 1,560,837
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48 .97%
Domestic Equity Funds 33 .97%
International Equity Funds 14 .77%
Specialty Funds 2 .29%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 82,517 $ 1,462 $ 20,454 $ 83,051
Core Fixed Income Fund 443,173 49,902 39,988 469,577
Diversified International Fund 109,096 16,361 15,394 128,291
Diversified Real Asset Fund 37,357 1,228 5,524 35,797
Equity Income Fund 71,110 5,847 12,002 76,954
High Income Fund 77,020 9,709 6,443 83,937
Inflation Protection Fund 71,689 8,939 6,442 74,160
International Small Company Fund 16,782 1,723 2,652 18,238
LargeCap Growth Fund I 81,448 6,728 20,556 80,949
LargeCap S&P 500 Index Fund 79,895 5,012 15,267 82,486
LargeCap Value Fund III 71,825 9,089 12,044 78,445
MidCap Fund 13,111 688 2,233 14,234
MidCap Growth Fund III 32,997 3,275 5,137 35,271
MidCap Value Fund I 45,961 3,316 6,788 48,758
Origin Emerging Markets Fund 27,864 1,715 3,913 30,201
Overseas Fund 59,510 4,985 14,166 53,662
Short-Term Income Fund 126,034 18,936 10,576 136,540
SmallCap Growth Fund I 13,301 1,579 3,044 14,656
SmallCap Value Fund II 14,434 2,181 3,058 15,682
$ 1,475,124 $ 152,675 $ 205,681 $ 1,560,889
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 29 $ 11,593 $ — $ 7,933
Core Fixed Income Fund 8,145 (488) — 16,978
Diversified International Fund 3,152 109 — 18,119
Diversified Real Asset Fund 481 (152) — 2,888
Equity Income Fund 840 (65) 565 12,064
High Income Fund 2,920 71 — 3,580
Inflation Protection Fund 2,609 (2) — (24)
International Small Company Fund 372 7 — 2,378
LargeCap Growth Fund I 82 (1,286) 5,212 14,615
LargeCap S&P 500 Index Fund 1,236 538 2,372 12,308
LargeCap Value Fund III 1,433 78 1,097 9,497
MidCap Fund 17 675 372 1,993
MidCap Growth Fund III — 278 2,589 3,858
MidCap Value Fund I 715 14 1,630 6,255
Origin Emerging Markets Fund 701 135 — 4,400
Overseas Fund 2,824 689 1,190 2,644
Short-Term Income Fund 2,231 37 — 2,109
SmallCap Growth Fund I — 474 — 2,346
SmallCap Value Fund II 460 174 67 1,951
$ 28,247 $ 12,879 $ 15,094 $ 125,892
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .62%
Blue Chip Fund
(a)
8,122,973 $ 338,403
Core Fixed Income Fund
(a)
195,140,098 1,613,809
Diversified International Fund
(a)
37,932,245 521,948
International Small Company Fund
(a)
7,294,496 74,039
LargeCap Growth Fund I
(a)
17,938,609 329,891
MidCap Fund
(a)
1,432,260 57,090
MidCap Value Fund I
(a)
11,619,604 197,998
Origin Emerging Markets Fund
(a)
12,039,425 124,126
Real Estate Securities Fund
(a)
4,486,774 112,528
SmallCap Growth Fund I
(a),(b)
4,116,080 58,325
SmallCap Value Fund II
(a)
5,528,438 65,401
$ 3,493,558
Principal Funds, Inc. Institutional Class - 34 .38%
Equity Income Fund
(a)
8,093,007 313,766
High Income Fund
(a)
32,031,102 259,772
Inflation Protection Fund
(a)
15,603,985 117,654
LargeCap S&P 500 Index Fund
(a)
13,544,962 334,561
LargeCap Value Fund III
(a)
16,983,395 319,797
MidCap Growth Fund III
(a),(b)
12,507,460 143,711
Overseas Fund
(a)
20,298,599 216,180
Short-Term Income Fund
(a)
10,606,277 124,836
$ 1,830,277
TOTAL INVESTMENT COMPANIES $ 5,323,835
Total Investments $ 5,323,835
Other Assets and Liabilities -  0.00% (246)
TOTAL NET ASSETS - 100.00% $ 5,323,589
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 42 .67%
Fixed Income Funds 39 .75%
International Equity Funds 17 .58%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 325,696 $ 1,887 $ 66,521 $ 338,403
Core Fixed Income Fund 1,693,421 152,915 295,679 1,613,809
Diversified International Fund 438,145 53,584 43,184 521,948
Equity Income Fund 279,512 17,141 30,346 313,766
High Income Fund 235,538 25,986 12,879 259,772
Inflation Protection Fund — 118,326 414 117,654
International Small Company Fund 69,724 2,144 7,686 74,039
LargeCap Growth Fund I 320,448 22,664 65,730 329,891
LargeCap S&P 500 Index Fund 297,619 19,298 30,376 334,561
LargeCap Value Fund III 282,517 29,673 30,441 319,797
MidCap Fund 52,129 1,921 7,608 57,090
MidCap Growth Fund III 132,217 11,266 16,377 143,711
MidCap Value Fund I 186,616 10,784 24,900 197,998
Origin Emerging Markets Fund 111,768 4,100 10,051 124,126
Overseas Fund 239,426 17,412 54,007 216,180
Real Estate Securities Fund 107,471 3,987 6,850 112,528
Short-Term Income Fund — 125,367 443 124,836
SmallCap Growth Fund I 52,766 3,512 9,176 58,325
SmallCap Value Fund II 59,882 6,046 9,312 65,401
$ 4,884,895 $ 628,013 $ 721,980 $ 5,323,835
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 116 $ 5,635 $ — $ 71,706
Core Fixed Income Fund 31,218 (6,389) — 69,541
Diversified International Fund 12,715 443 — 72,960
Equity Income Fund 3,356 155 2,217 47,304
High Income Fund 9,031 52 — 11,075
Inflation Protection Fund — — — (258)
International Small Company Fund 1,555 42 — 9,815
LargeCap Growth Fund I 325 (884) 20,567 53,393
LargeCap S&P 500 Index Fund 4,618 771 8,860 47,249
LargeCap Value Fund III 5,654 1,174 4,329 36,874
MidCap Fund 69 17 1,479 10,631
MidCap Growth Fund III — 637 10,410 15,968
MidCap Value Fund I 2,913 149 6,642 25,349
Origin Emerging Markets Fund 2,824 387 — 17,922
Overseas Fund 11,396 3,034 4,803 10,315
Real Estate Securities Fund 1,490 (731) — 8,651
Short-Term Income Fund 160 — — (88)
SmallCap Growth Fund I — 1,657 — 9,566
SmallCap Value Fund II 1,916 239 281 8,546
$ 89,356 $ 6,388 $ 59,588 $ 526,519
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .11%
Blue Chip Fund
(a)
3,264,945 $ 136,018
Core Fixed Income Fund
(a)
59,863,915 495,075
Diversified International Fund
(a)
15,227,170 209,526
International Small Company Fund
(a)
3,023,486 30,688
LargeCap Growth Fund I
(a)
7,211,807 132,625
MidCap Fund
(a)
701,298 27,954
MidCap Value Fund I
(a)
4,697,476 80,045
Origin Emerging Markets Fund
(a)
4,830,698 49,804
Real Estate Securities Fund
(a)
1,571,406 39,411
SmallCap Growth Fund I
(a),(b)
1,706,733 24,184
SmallCap Value Fund II
(a)
2,246,082 26,571
$ 1,251,901
Principal Funds, Inc. Institutional Class - 32 .89%
Equity Income Fund
(a)
3,256,430 126,252
High Income Fund
(a)
10,225,305 82,927
LargeCap S&P 500 Index Fund
(a)
5,480,385 135,366
LargeCap Value Fund III
(a)
6,832,314 128,652
MidCap Growth Fund III
(a),(b)
4,585,216 52,684
Overseas Fund
(a)
8,237,929 87,734
$ 613,615
TOTAL INVESTMENT COMPANIES $ 1,865,516
Total Investments $ 1,865,516
Other Assets and Liabilities -  0.00% 4
TOTAL NET ASSETS - 100.00% $ 1,865,520
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 48 .77%
Fixed Income Funds 30 .98%
International Equity Funds 20 .25%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 125,988 $ 3,525 $ 23,385 $ 136,018
Core Fixed Income Fund 433,469 70,155 24,258 495,075
Diversified International Fund 172,426 25,319 17,151 209,526
Equity Income Fund 108,515 10,451 11,164 126,252
High Income Fund 71,487 11,799 3,726 82,927
International Small Company Fund 26,306 2,823 2,179 30,688
LargeCap Growth Fund I 124,019 11,602 23,222 132,625
LargeCap S&P 500 Index Fund 118,182 8,785 10,666 135,366
LargeCap Value Fund III 109,767 15,249 11,189 128,652
MidCap Fund 24,266 1,433 2,694 27,954
MidCap Growth Fund III 47,578 5,466 6,287 52,684
MidCap Value Fund I 72,774 6,129 8,804 80,045
Origin Emerging Markets Fund 43,309 3,343 4,010 49,804
Overseas Fund 91,849 8,623 17,950 87,734
Real Estate Securities Fund 36,454 2,509 2,190 39,411
SmallCap Growth Fund I 20,523 2,576 3,265 24,184
SmallCap Value Fund II 22,934 3,575 3,302 26,571
$ 1,649,846 $ 193,362 $ 175,442 $ 1,865,516
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 45 $ 1,129 $ — $ 28,761
Core Fixed Income Fund 8,122 2 — 15,707
Diversified International Fund 5,029 (10) — 28,942
Equity Income Fund 1,324 (3) 865 18,453
High Income Fund 2,767 7 — 3,360
International Small Company Fund 590 6 — 3,732
LargeCap Growth Fund I 126 317 7,996 19,909
LargeCap S&P 500 Index Fund 1,844 180 3,535 18,885
LargeCap Value Fund III 2,211 60 1,691 14,765
MidCap Fund 32 166 693 4,783
MidCap Growth Fund III — 6 3,764 5,921
MidCap Value Fund I 1,144 10 2,605 9,936
Origin Emerging Markets Fund 1,100 4 — 7,158
Overseas Fund 4,389 126 1,850 5,086
Real Estate Securities Fund 510 — — 2,638
SmallCap Growth Fund I — (51) — 4,401
SmallCap Value Fund II 740 (5) 108 3,369
$ 29,973 $ 1,944 $ 23,107 $ 195,806
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .33%
Blue Chip Fund
(a)
9,249,184 $ 385,321
Core Fixed Income Fund
(a)
86,212,460 712,977
Diversified International Fund
(a)
43,124,473 593,393
International Small Company Fund
(a)
8,350,195 84,755
LargeCap Growth Fund I
(a)
20,429,666 375,702
MidCap Fund
(a)
1,975,198 78,731
MidCap Value Fund I
(a)
13,222,974 225,319
Origin Emerging Markets Fund
(a)
13,596,520 140,180
Real Estate Securities Fund
(a)
3,743,096 93,877
SmallCap Growth Fund I
(a),(b)
4,962,876 70,324
SmallCap Value Fund II
(a)
6,204,405 73,398
$ 2,833,977
Principal Funds, Inc. Institutional Class - 36 .67%
Equity Income Fund
(a)
9,221,860 357,531
High Income Fund
(a)
17,415,380 141,239
LargeCap S&P 500 Index Fund
(a)
15,419,462 380,861
LargeCap Value Fund III
(a)
19,349,521 364,351
MidCap Growth Fund III
(a),(b)
12,986,892 149,219
Overseas Fund
(a)
23,284,203 247,977
$ 1,641,178
TOTAL INVESTMENT COMPANIES $ 4,475,155
Total Investments $ 4,475,155
Other Assets and Liabilities -  0.00% (131)
TOTAL NET ASSETS - 100.00% $ 4,475,024
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .09%
International Equity Funds 23 .82%
Fixed Income Funds 19 .09%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 351,368 $ 3,512 $ 52,951 $ 385,321
Core Fixed Income Fund 618,655 98,407 26,310 712,977
Diversified International Fund 479,256 66,061 32,802 593,393
Equity Income Fund 301,828 26,924 22,604 357,531
High Income Fund 122,483 17,848 4,851 141,239
International Small Company Fund 75,280 4,446 5,658 84,755
LargeCap Growth Fund I 345,766 26,008 52,465 375,702
LargeCap S&P 500 Index Fund 335,929 18,614 28,078 380,861
LargeCap Value Fund III 305,245 40,361 22,661 364,351
MidCap Fund 67,736 2,707 5,550 78,731
MidCap Growth Fund III 133,473 12,156 13,024 149,219
MidCap Value Fund I 201,997 12,661 17,055 225,319
Origin Emerging Markets Fund 122,475 5,983 8,534 140,180
Overseas Fund 257,106 19,754 43,513 247,977
Real Estate Securities Fund 86,740 4,814 3,907 93,877
SmallCap Growth Fund I 58,468 5,496 6,013 70,324
SmallCap Value Fund II 63,238 8,090 7,188 73,398
$ 3,927,043 $ 373,842 $ 353,164 $ 4,475,155
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 126 $ 2,694 $ — $ 80,698
Core Fixed Income Fund 11,628 — — 22,225
Diversified International Fund 13,983 244 — 80,634
Equity Income Fund 3,714 74 2,404 51,309
High Income Fund 4,746 — — 5,759
International Small Company Fund 1,690 29 — 10,658
LargeCap Growth Fund I 352 (1,352) 22,270 57,745
LargeCap S&P 500 Index Fund 5,233 735 10,038 53,661
LargeCap Value Fund III 6,135 159 4,696 41,247
MidCap Fund 90 362 1,931 13,476
MidCap Growth Fund III — 8 10,549 16,606
MidCap Value Fund I 3,168 72 7,222 27,644
Origin Emerging Markets Fund 3,110 (43) — 20,299
Overseas Fund 12,286 334 5,175 14,296
Real Estate Securities Fund 1,220 (5) — 6,235
SmallCap Growth Fund I — 152 — 12,221
SmallCap Value Fund II 2,036 81 298 9,177
$ 69,517 $ 3,544 $ 64,583 $ 523,890
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .75%
Blue Chip Fund
(a)
3,565,144 $ 148,524
Core Fixed Income Fund
(a)
16,235,996 134,272
Diversified International Fund
(a)
16,670,132 229,381
International Small Company Fund
(a)
3,239,414 32,880
LargeCap Growth Fund I
(a)
7,877,177 144,861
MidCap Fund
(a)
752,646 30,001
MidCap Value Fund I
(a)
5,136,929 87,533
Origin Emerging Markets Fund
(a)
5,289,370 54,533
Real Estate Securities Fund
(a)
1,309,418 32,840
SmallCap Growth Fund I
(a),(b)
1,936,027 27,434
SmallCap Value Fund II
(a)
2,470,064 29,221
$ 951,480
Principal Funds, Inc. Institutional Class - 39 .25%
Equity Income Fund
(a)
3,560,231 138,030
High Income Fund
(a)
4,223,695 34,254
LargeCap S&P 500 Index Fund
(a)
5,991,652 147,994
LargeCap Value Fund III
(a)
7,467,914 140,621
MidCap Growth Fund III
(a),(b)
5,060,689 58,147
Overseas Fund
(a)
8,989,185 95,735
$ 614,781
TOTAL INVESTMENT COMPANIES $ 1,566,261
Total Investments $ 1,566,261
Other Assets and Liabilities -  0.00% 76
TOTAL NET ASSETS - 100.00% $ 1,566,337
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62 .91%
International Equity Funds 26 .33%
Fixed Income Funds 10 .76%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 129,917 $ 5,244 $ 17,574 $ 148,524
Core Fixed Income Fund 111,759 24,726 6,210 134,272
Diversified International Fund 179,044 29,742 9,808 229,381
Equity Income Fund 111,978 13,900 7,028 138,030
High Income Fund 28,905 5,520 1,533 34,254
International Small Company Fund 28,167 2,476 1,771 32,880
LargeCap Growth Fund I 127,920 13,652 17,570 144,861
LargeCap S&P 500 Index Fund 122,706 11,287 5,910 147,994
LargeCap Value Fund III 113,347 18,828 7,040 140,621
MidCap Fund 24,806 1,817 1,696 30,001
MidCap Growth Fund III 49,290 6,439 3,657 58,147
MidCap Value Fund I 75,018 7,468 5,294 87,533
Origin Emerging Markets Fund 44,727 4,529 2,261 54,533
Overseas Fund 93,345 9,930 12,947 95,735
Real Estate Securities Fund 29,009 2,960 1,147 32,840
SmallCap Growth Fund I 21,690 3,108 1,968 27,434
SmallCap Value Fund II 23,328 4,036 1,549 29,221
$ 1,314,956 $ 165,662 $ 104,963 $ 1,566,261
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 47 $ (187) $ — $ 31,124
Core Fixed Income Fund 2,119 1 — 3,996
Diversified International Fund 5,275 (5) — 30,408
Equity Income Fund 1,405 — 901 19,180
High Income Fund 1,129 — — 1,362
International Small Company Fund 640 2 — 4,006
LargeCap Growth Fund I 132 88 8,323 20,771
LargeCap S&P 500 Index Fund 1,932 19 3,705 19,892
LargeCap Value Fund III 2,306 (12) 1,765 15,498
MidCap Fund 33 26 713 5,048
MidCap Growth Fund III — (2) 3,945 6,077
MidCap Value Fund I 1,191 2 2,714 10,339
Origin Emerging Markets Fund 1,147 1 — 7,537
Overseas Fund 4,499 (59) 1,897 5,466
Real Estate Securities Fund 417 — — 2,018
SmallCap Growth Fund I — 23 — 4,581
SmallCap Value Fund II 762 (2) 112 3,408
$ 23,034 $ (105) $ 24,075 $ 190,711
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .06%
Blue Chip Fund
(a)
7,651,884 $ 318,777
Core Fixed Income Fund
(a)
9,419,960 77,903
Diversified International Fund
(a)
35,751,024 491,934
International Small Company Fund
(a)
6,970,363 70,749
LargeCap Growth Fund I
(a)
16,904,971 310,882
MidCap Fund
(a)
1,651,380 65,824
MidCap Value Fund I
(a)
11,093,400 189,032
Origin Emerging Markets Fund
(a)
11,285,221 116,351
Real Estate Securities Fund
(a)
2,571,479 64,493
SmallCap Growth Fund I
(a),(b)
4,102,788 58,137
SmallCap Value Fund II
(a)
5,195,808 61,466
$ 1,825,548
Principal Funds, Inc. Institutional Class - 40 .94%
Equity Income Fund
(a)
7,636,253 296,057
High Income Fund
(a)
3,316,641 26,898
LargeCap S&P 500 Index Fund
(a)
12,630,137 311,964
LargeCap Value Fund III
(a)
16,019,746 301,652
MidCap Growth Fund III
(a),(b)
10,839,231 124,543
Overseas Fund
(a)
19,179,133 204,258
$ 1,265,372
TOTAL INVESTMENT COMPANIES $ 3,090,920
Total Investments $ 3,090,920
Other Assets and Liabilities -  0.00% (38)
TOTAL NET ASSETS - 100.00% $ 3,090,882
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .04%
International Equity Funds 28 .57%
Fixed Income Funds 3 .39%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 283,060 $ 5,126 $ 36,413 $ 318,777
Core Fixed Income Fund 81,701 15,721 23,027 77,903
Diversified International Fund 386,671 61,295 21,422 491,934
Equity Income Fund 243,876 25,876 15,237 296,057
High Income Fund 28,493 4,712 7,728 26,898
International Small Company Fund 60,749 5,001 3,626 70,749
LargeCap Growth Fund I 278,585 23,303 36,116 310,882
LargeCap S&P 500 Index Fund 267,475 19,903 18,605 311,964
LargeCap Value Fund III 246,745 36,630 15,255 301,652
MidCap Fund 54,711 2,724 2,742 65,824
MidCap Growth Fund III 106,728 10,957 6,252 124,543
MidCap Value Fund I 163,524 11,988 8,901 189,032
Origin Emerging Markets Fund 98,550 7,053 5,618 116,351
Overseas Fund 206,417 17,503 31,546 204,258
Real Estate Securities Fund 58,831 4,692 3,261 64,493
SmallCap Growth Fund I 47,431 5,593 4,894 58,137
SmallCap Value Fund II 51,155 7,719 4,905 61,466
$ 2,664,702 $ 265,796 $ 245,548 $ 3,090,920
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 102 $ (1,170) $ — $ 68,174
Core Fixed Income Fund 1,370 (822) — 4,330
Diversified International Fund 11,323 (23) — 65,413
Equity Income Fund 3,030 (3) 1,947 41,545
High Income Fund 987 (10) — 1,431
International Small Company Fund 1,370 12 — 8,613
LargeCap Growth Fund I 284 202 17,994 44,908
LargeCap S&P 500 Index Fund 4,179 34 8,015 43,157
LargeCap Value Fund III 4,977 88 3,809 33,444
MidCap Fund 73 25 1,563 11,106
MidCap Growth Fund III — 1 8,464 13,109
MidCap Value Fund I 2,573 6 5,866 22,415
Origin Emerging Markets Fund 2,512 1 — 16,365
Overseas Fund 9,891 290 4,165 11,594
Real Estate Securities Fund 834 (5) — 4,236
SmallCap Growth Fund I — 140 — 9,867
SmallCap Value Fund II 1,654 (15) 242 7,512
$ 45,159 $ (1,249) $ 52,065 $ 407,219
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .92%
Blue Chip Fund
(a)
2,522,448 $ 105,085
Core Fixed Income Fund
(a)
2,719,265 22,488
Diversified International Fund
(a)
11,804,885 162,435
International Small Company Fund
(a)
2,304,171 23,387
LargeCap Growth Fund I
(a)
5,574,689 102,519
MidCap Fund
(a)
543,024 21,645
MidCap Value Fund I
(a)
3,657,033 62,316
Origin Emerging Markets Fund
(a)
3,742,798 38,588
Real Estate Securities Fund
(a)
849,496 21,306
SmallCap Growth Fund I
(a),(b)
1,378,375 19,532
SmallCap Value Fund II
(a)
1,742,532 20,614
$ 599,915
Principal Funds, Inc. Institutional Class - 41 .07%
Equity Income Fund
(a)
2,521,423 97,755
High Income Fund
(a)
1,002,567 8,131
LargeCap S&P 500 Index Fund
(a)
4,206,800 103,908
LargeCap Value Fund III
(a)
5,287,874 99,571
MidCap Growth Fund III
(a),(b)
3,576,235 41,091
Overseas Fund
(a)
6,365,579 67,793
$ 418,249
TOTAL INVESTMENT COMPANIES $ 1,018,164
Total Investments $ 1,018,164
Other Assets and Liabilities -  0.01% 140
TOTAL NET ASSETS - 100.00% $ 1,018,304
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .28%
International Equity Funds 28 .70%
Fixed Income Funds 3 .01%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 89,044 $ 4,624 $ 9,762 $ 105,085
Core Fixed Income Fund 26,084 2,749 7,466 22,488
Diversified International Fund 122,559 23,616 4,671 162,435
Equity Income Fund 76,953 11,022 3,402 97,755
High Income Fund 9,074 1,079 2,476 8,131
International Small Company Fund 19,367 2,143 879 23,387
LargeCap Growth Fund I 87,687 10,381 9,807 102,519
LargeCap S&P 500 Index Fund 84,214 9,460 3,443 103,908
LargeCap Value Fund III 77,973 14,326 3,405 99,571
MidCap Fund 17,140 1,614 604 21,645
MidCap Growth Fund III 33,819 4,901 1,777 41,091
MidCap Value Fund I 51,530 5,806 2,129 62,316
Origin Emerging Markets Fund 31,056 3,424 1,140 38,588
Overseas Fund 64,193 7,546 7,698 67,793
Real Estate Securities Fund 18,546 2,267 782 21,306
SmallCap Growth Fund I 15,041 2,443 1,135 19,532
SmallCap Value Fund II 16,140 3,101 979 20,614
$ 840,420 $ 110,502 $ 61,555 $ 1,018,164
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ (135) $ — $ 21,314
Core Fixed Income Fund 440 (98) — 1,219
Diversified International Fund 3,610 1 — 20,930
Equity Income Fund 974 — 619 13,182
High Income Fund 314 25 — 429
International Small Company Fund 440 1 — 2,755
LargeCap Growth Fund I 90 29 5,699 14,229
LargeCap S&P 500 Index Fund 1,325 3 2,540 13,674
LargeCap Value Fund III 1,584 2 1,212 10,675
MidCap Fund 23 3 493 3,492
MidCap Growth Fund III — 1 2,703 4,147
MidCap Value Fund I 817 — 1,862 7,109
Origin Emerging Markets Fund 796 — — 5,248
Overseas Fund 3,092 (34) 1,303 3,786
Real Estate Securities Fund 268 — — 1,275
SmallCap Growth Fund I — 6 — 3,177
SmallCap Value Fund II 527 — 77 2,352
$ 14,332 $ (196) $ 16,508 $ 128,993
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .92%
Blue Chip Fund
(a)
2,382,734 $ 99,265
Core Fixed Income Fund
(a)
2,568,634 21,243
Diversified International Fund
(a)
11,151,236 153,441
International Small Company Fund
(a)
2,176,581 22,092
LargeCap Growth Fund I
(a)
5,265,988 96,841
MidCap Fund
(a)
512,952 20,446
MidCap Value Fund I
(a)
3,454,637 58,867
Origin Emerging Markets Fund
(a)
3,535,582 36,452
Real Estate Securities Fund
(a)
802,508 20,127
SmallCap Growth Fund I
(a),(b)
1,302,168 18,452
SmallCap Value Fund II
(a)
1,646,163 19,474
$ 566,700
Principal Funds, Inc. Institutional Class - 41 .07%
Equity Income Fund
(a)
2,381,813 92,343
High Income Fund
(a)
947,042 7,680
LargeCap S&P 500 Index Fund
(a)
3,973,843 98,154
LargeCap Value Fund III
(a)
4,995,060 94,057
MidCap Growth Fund III
(a),(b)
3,378,299 38,817
Overseas Fund
(a)
6,013,046 64,039
$ 395,090
TOTAL INVESTMENT COMPANIES $ 961,790
Total Investments $ 961,790
Other Assets and Liabilities -  0.01% 144
TOTAL NET ASSETS - 100.00% $ 961,934
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .28%
International Equity Funds 28 .70%
Fixed Income Funds 3 .01%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 85,162 $ 5,275 $ 11,340 $ 99,265
Core Fixed Income Fund 24,998 2,881 7,732 21,243
Diversified International Fund 117,385 23,774 7,626 153,441
Equity Income Fund 73,674 11,363 5,303 92,343
High Income Fund 8,693 1,115 2,565 7,680
International Small Company Fund 18,577 2,319 1,443 22,092
LargeCap Growth Fund I 83,865 10,798 11,337 96,841
LargeCap S&P 500 Index Fund 80,556 9,953 5,349 98,154
LargeCap Value Fund III 74,647 14,527 5,306 94,057
MidCap Fund 16,380 1,728 988 20,446
MidCap Growth Fund III 32,390 5,122 2,655 38,817
MidCap Value Fund I 49,308 6,162 3,383 58,867
Origin Emerging Markets Fund 29,714 3,622 1,864 36,452
Overseas Fund 61,270 7,812 8,626 64,039
Real Estate Securities Fund 17,755 2,389 1,289 20,127
SmallCap Growth Fund I 14,411 2,647 1,657 18,452
SmallCap Value Fund II 15,448 3,285 1,530 19,474
$ 804,233 $ 114,772 $ 79,993 $ 961,790
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 31 $ (131) $ — $ 20,299
Core Fixed Income Fund 418 (37) — 1,133
Diversified International Fund 3,483 (10) — 19,918
Equity Income Fund 929 (2) 594 12,611
High Income Fund 301 (18) — 455
International Small Company Fund 425 5 — 2,634
LargeCap Growth Fund I 86 20 5,468 13,495
LargeCap S&P 500 Index Fund 1,271 (2) 2,438 12,996
LargeCap Value Fund III 1,522 7 1,164 10,182
MidCap Fund 22 2 472 3,324
MidCap Growth Fund III — — 2,599 3,960
MidCap Value Fund I 785 — 1,788 6,780
Origin Emerging Markets Fund 767 1 — 4,979
Overseas Fund 2,966 (25) 1,247 3,608
Real Estate Securities Fund 256 1 — 1,271
SmallCap Growth Fund I — 7 — 3,044
SmallCap Value Fund II 507 1 74 2,270
$ 13,769 $ (181) $ 15,844 $ 122,959
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .93%
Blue Chip Fund
(a)
459,804 $ 19,155
Core Fixed Income Fund
(a)
504,286 4,171
Diversified International Fund
(a)
2,154,606 29,647
International Small Company Fund
(a)
423,338 4,297
LargeCap Growth Fund I
(a)
1,016,621 18,696
MidCap Fund
(a)
98,969 3,945
MidCap Value Fund I
(a)
669,104 11,402
Origin Emerging Markets Fund
(a)
683,926 7,051
Real Estate Securities Fund
(a)
155,901 3,910
SmallCap Growth Fund I
(a),(b)
254,301 3,603
SmallCap Value Fund II
(a)
321,016 3,798
$ 109,675
Principal Funds, Inc. Institutional Class - 41 .06%
Equity Income Fund
(a)
460,601 17,858
High Income Fund
(a)
185,215 1,502
LargeCap S&P 500 Index Fund
(a)
767,140 18,948
LargeCap Value Fund III
(a)
965,548 18,181
MidCap Growth Fund III
(a),(b)
655,128 7,527
Overseas Fund
(a)
1,162,863 12,385
$ 76,401
TOTAL INVESTMENT COMPANIES $ 186,076
Total Investments $ 186,076
Other Assets and Liabilities -  0.01% 27
TOTAL NET ASSETS - 100.00% $ 186,103
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .25%
International Equity Funds 28 .69%
Fixed Income Funds 3 .05%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 14,856 $ 2,305 $ 1,554 $ 19,155
Core Fixed Income Fund 4,435 989 1,434 4,171
Diversified International Fund 20,750 6,238 946 29,647
Equity Income Fund 12,907 3,333 609 17,858
High Income Fund 1,536 355 464 1,502
International Small Company Fund 3,312 749 235 4,297
LargeCap Growth Fund I 14,652 3,272 1,612 18,696
LargeCap S&P 500 Index Fund 14,073 3,179 611 18,948
LargeCap Value Fund III 13,111 3,857 610 18,181
MidCap Fund 2,839 658 130 3,945
MidCap Growth Fund III 5,730 1,562 458 7,527
MidCap Value Fund I 8,632 2,018 451 11,402
Origin Emerging Markets Fund 5,201 1,174 233 7,051
Overseas Fund 10,473 2,300 1,018 12,385
Real Estate Securities Fund 3,147 736 168 3,910
SmallCap Growth Fund I 2,563 767 267 3,603
SmallCap Value Fund II 2,726 874 192 3,798
$ 140,943 $ 34,366 $ 10,992 $ 186,076
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 5 $ 3 $ — $ 3,545
Core Fixed Income Fund 77 (3) — 184
Diversified International Fund 618 1 — 3,604
Equity Income Fund 169 — 104 2,227
High Income Fund 56 4 — 71
International Small Company Fund 76 — — 471
LargeCap Growth Fund I 15 4 958 2,380
LargeCap S&P 500 Index Fund 223 — 427 2,307
LargeCap Value Fund III 268 — 205 1,823
MidCap Fund 4 — 82 578
MidCap Growth Fund III — — 461 693
MidCap Value Fund I 138 — 314 1,203
Origin Emerging Markets Fund 135 — — 909
Overseas Fund 508 (3) 214 633
Real Estate Securities Fund 47 — — 195
SmallCap Growth Fund I — — — 540
SmallCap Value Fund II 90 — 13 390
$ 2,429 $ 6 $ 2,778 $ 21,753
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .93%
Blue Chip Fund
(a)
57,587 $ 2,399
Core Fixed Income Fund
(a)
62,818 519
Diversified International Fund
(a)
269,529 3,709
International Small Company Fund
(a)
52,886 537
LargeCap Growth Fund I
(a)
127,326 2,341
MidCap Fund
(a)
12,412 495
MidCap Value Fund I
(a)
83,783 1,428
Origin Emerging Markets Fund
(a)
85,477 881
Real Estate Securities Fund
(a)
19,494 489
SmallCap Growth Fund I
(a),(b)
31,757 450
SmallCap Value Fund II
(a)
40,070 474
$ 13,722
Principal Funds, Inc. Institutional Class - 41 .05%
Equity Income Fund
(a)
57,625 2,234
High Income Fund
(a)
23,075 187
LargeCap S&P 500 Index Fund
(a)
96,005 2,372
LargeCap Value Fund III
(a)
120,828 2,275
MidCap Growth Fund III
(a),(b)
81,968 942
Overseas Fund
(a)
145,511 1,550
$ 9,560
TOTAL INVESTMENT COMPANIES $ 23,282
Total Investments $ 23,282
Other Assets and Liabilities -  0.02% 4
TOTAL NET ASSETS - 100.00% $ 23,286
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .27%
International Equity Funds 28 .68%
Fixed Income Funds 3 .03%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 935 $ 1,585 $ 375 $ 2,399
Core Fixed Income Fund 295 443 226 519
Diversified International Fund 1,351 2,426 367 3,709
Equity Income Fund 840 1,457 229 2,234
High Income Fund 100 156 73 187
International Small Company Fund 224 353 75 537
LargeCap Growth Fund I 923 1,618 362 2,341
LargeCap S&P 500 Index Fund 896 1,551 247 2,372
LargeCap Value Fund III 852 1,505 227 2,275
MidCap Fund 182 327 55 495
MidCap Growth Fund III 378 642 120 942
MidCap Value Fund I 565 932 163 1,428
Origin Emerging Markets Fund 335 552 88 881
Overseas Fund 653 1,137 288 1,550
Real Estate Securities Fund 210 335 57 489
SmallCap Growth Fund I 183 288 63 450
SmallCap Value Fund II 192 316 63 474
$ 9,114 $ 15,623 $ 3,078 $ 23,282
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3 $ — $ 251
Core Fixed Income Fund 7 — — 7
Diversified International Fund 49 — — 299
Equity Income Fund 17 — 8 166
High Income Fund 5 — — 4
International Small Company Fund 6 — — 35
LargeCap Growth Fund I 1 1 71 161
LargeCap S&P 500 Index Fund 17 — 32 172
LargeCap Value Fund III 20 — 16 145
MidCap Fund — — 6 41
MidCap Growth Fund III — — 36 42
MidCap Value Fund I 11 — 24 94
Origin Emerging Markets Fund 10 — — 82
Overseas Fund 38 — 15 48
Real Estate Securities Fund 5 — — 1
SmallCap Growth Fund I — — — 42
SmallCap Value Fund II 8 — 1 29
$ 194 $ 4 $ 209 $ 1,619
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .70%
Diversified International Fund
(a)
1,694,444 $ 23,316
Diversified Real Asset Fund
(a)
566,962 6,225
International Small Company Fund
(a)
225,078 2,285
MidCap S&P 400 Index Fund
(a)
540,303 12,286
Origin Emerging Markets Fund
(a)
244,750 2,523
SmallCap S&P 600 Index Fund
(a)
147,760 3,694
$ 50,329
Principal Funds, Inc. Institutional Class - 81 .31%
Bond Market Index Fund
(a)
10,893,540 89,436
High Income Fund
(a)
2,257,239 18,306
Inflation Protection Fund
(a)
2,197,578 16,570
LargeCap S&P 500 Index Fund
(a)
1,987,766 49,098
Short-Term Income Fund
(a)
3,856,443 45,390
$ 218,800
TOTAL INVESTMENT COMPANIES $ 269,129
Total Investments $ 269,129
Other Assets and Liabilities -  (0.01)% (29)
TOTAL NET ASSETS - 100.00% $ 269,100
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .06%
Domestic Equity Funds 24 .19%
International Equity Funds 10 .45%
Specialty Funds 2 .31%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 72,947 $ 20,705 $ 4,335 $ 89,436
Diversified International Fund 18,409 4,053 2,314 23,316
Diversified Real Asset Fund 5,125 1,121 412 6,225
High Income Fund 14,552 3,882 805 18,306
Inflation Protection Fund 13,660 3,769 806 16,570
International Small Company Fund 1,799 440 214 2,285
LargeCap S&P 500 Index Fund 39,028 8,804 5,308 49,098
MidCap S&P 400 Index Fund 9,461 2,349 1,233 12,286
Origin Emerging Markets Fund 2,033 431 295 2,523
Short-Term Income Fund 37,180 9,642 2,061 45,390
SmallCap S&P 600 Index Fund 2,936 985 603 3,694
$ 217,130 $ 56,181 $ 18,386 $ 269,129
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,301 $ 1 $ — $ 118
Diversified International Fund 565 (2) — 3,170
Diversified Real Asset Fund 75 — — 391
High Income Fund 609 — — 677
Inflation Protection Fund 532 — — (53)
International Small Company Fund 43 1 — 259
LargeCap S&P 500 Index Fund 632 44 1,210 6,530
MidCap S&P 400 Index Fund 166 (1) 258 1,710
Origin Emerging Markets Fund 54 — — 354
Short-Term Income Fund 723 — — 629
SmallCap S&P 600 Index Fund 57 — 105 376
$ 6,757 $ 43 $ 1,573 $ 14,161
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .10%
Diversified International Fund
(a)
3,865,322 $ 53,187
Diversified Real Asset Fund
(a)
1,064,418 11,687
International Small Company Fund
(a)
507,669 5,153
MidCap S&P 400 Index Fund
(a)
1,223,902 27,832
Origin Emerging Markets Fund
(a)
557,901 5,752
SmallCap S&P 600 Index Fund
(a)
352,931 8,823
$ 112,434
Principal Funds, Inc. Institutional Class - 77 .90%
Bond Market Index Fund
(a)
19,339,288 158,776
High Income Fund
(a)
3,836,614 31,115
Inflation Protection Fund
(a)
3,676,768 27,723
LargeCap S&P 500 Index Fund
(a)
4,538,557 112,102
Short-Term Income Fund
(a)
5,656,260 66,574
$ 396,290
TOTAL INVESTMENT COMPANIES $ 508,724
Total Investments $ 508,724
Other Assets and Liabilities -  0.00% (20)
TOTAL NET ASSETS - 100.00% $ 508,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .86%
Domestic Equity Funds 29 .24%
International Equity Funds 12 .60%
Specialty Funds 2 .30%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 142,724 $ 23,383 $ 7,930 $ 158,776
Diversified International Fund 46,901 4,383 5,880 53,187
Diversified Real Asset Fund 10,646 913 674 11,687
High Income Fund 26,870 4,359 1,383 31,115
Inflation Protection Fund 25,043 4,116 1,383 27,723
International Small Company Fund 4,408 561 448 5,153
LargeCap S&P 500 Index Fund 98,701 10,696 13,554 112,102
MidCap S&P 400 Index Fund 23,885 2,776 3,043 27,832
Origin Emerging Markets Fund 5,174 471 751 5,752
Short-Term Income Fund 58,553 10,044 3,021 66,574
SmallCap S&P 600 Index Fund 7,501 1,198 839 8,823
$ 450,406 $ 62,900 $ 38,906 $ 508,724
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,308 $ (1) $ — $ 600
Diversified International Fund 1,400 (8) — 7,791
Diversified Real Asset Fund 148 — — 802
High Income Fund 1,067 — — 1,269
Inflation Protection Fund 945 — — (53)
International Small Company Fund 102 3 — 629
LargeCap S&P 500 Index Fund 1,565 326 2,999 15,933
MidCap S&P 400 Index Fund 411 (2) 637 4,216
Origin Emerging Markets Fund 135 26 — 832
Short-Term Income Fund 1,082 — — 998
SmallCap S&P 600 Index Fund 141 — 260 963
$ 13,304 $ 344 $ 3,896 $ 33,980
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .42%
Diversified International Fund
(a)
6,831,561 $ 94,002
Diversified Real Asset Fund
(a)
1,611,434 17,694
International Small Company Fund
(a)
888,210 9,015
MidCap S&P 400 Index Fund
(a)
2,168,959 49,322
Origin Emerging Markets Fund
(a)
993,460 10,243
SmallCap S&P 600 Index Fund
(a)
609,861 15,246
$ 195,522
Principal Funds, Inc. Institutional Class - 74 .58%
Bond Market Index Fund
(a)
28,132,396 230,967
High Income Fund
(a)
5,063,087 41,062
Inflation Protection Fund
(a)
4,899,473 36,942
LargeCap S&P 500 Index Fund
(a)
7,993,268 197,434
Short-Term Income Fund
(a)
5,706,415 67,164
$ 573,569
TOTAL INVESTMENT COMPANIES $ 769,091
Total Investments $ 769,091
Other Assets and Liabilities -  0.00% (34)
TOTAL NET ASSETS - 100.00% $ 769,057
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48 .91%
Domestic Equity Funds 34 .07%
International Equity Funds 14 .72%
Specialty Funds 2 .30%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 193,251 $ 45,287 $ 8,121 $ 230,967
Diversified International Fund 78,003 10,532 7,636 94,002
Diversified Real Asset Fund 15,480 2,010 967 17,694
High Income Fund 33,535 7,271 1,308 41,062
Inflation Protection Fund 31,404 6,932 1,308 36,942
International Small Company Fund 7,796 1,185 1,078 9,015
LargeCap S&P 500 Index Fund 166,072 24,822 20,833 197,434
MidCap S&P 400 Index Fund 40,191 6,463 4,430 49,322
Origin Emerging Markets Fund 8,679 1,159 1,061 10,243
Short-Term Income Fund 54,931 13,452 2,144 67,164
SmallCap S&P 600 Index Fund 12,493 2,898 1,743 15,246
$ 641,835 $ 122,011 $ 50,629 $ 769,091
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8,593 $ — $ — $ 550
Diversified International Fund 2,337 29 — 13,074
Diversified Real Asset Fund 217 — — 1,171
High Income Fund 1,358 — — 1,564
Inflation Protection Fund 1,190 — — (86)
International Small Company Fund 181 — — 1,112
LargeCap S&P 500 Index Fund 2,647 238 5,067 27,135
MidCap S&P 400 Index Fund 695 (1) 1,077 7,099
Origin Emerging Markets Fund 226 6 — 1,460
Short-Term Income Fund 1,036 3 — 922
SmallCap S&P 600 Index Fund 237 — 437 1,598
$ 18,717 $ 275 $ 6,581 $ 55,599
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .69%
Diversified International Fund
(a)
8,738,210 $ 120,238
International Small Company Fund
(a)
1,141,966 11,591
MidCap S&P 400 Index Fund
(a)
2,774,381 63,090
Origin Emerging Markets Fund
(a)
1,269,972 13,093
Real Estate Securities Fund
(a)
701,205 17,586
SmallCap S&P 600 Index Fund
(a)
788,627 19,716
$ 245,314
Principal Funds, Inc. Institutional Class - 70 .32%
Bond Market Index Fund
(a)
30,599,285 251,220
High Income Fund
(a)
4,926,341 39,953
Inflation Protection Fund
(a)
2,374,559 17,904
LargeCap S&P 500 Index Fund
(a)
10,236,082 252,831
Short-Term Income Fund
(a)
1,614,191 18,999
$ 580,907
TOTAL INVESTMENT COMPANIES $ 826,221
Total Investments $ 826,221
Other Assets and Liabilities -  (0.01)% (64)
TOTAL NET ASSETS - 100.00% $ 826,157
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 42 .76%
Fixed Income Funds 39 .72%
International Equity Funds 17 .53%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 224,382 $ 65,836 $ 39,314 $ 251,220
Diversified International Fund 93,529 18,873 8,145 120,238
High Income Fund 31,106 8,671 1,266 39,953
Inflation Protection Fund — 17,944 1 17,904
International Small Company Fund 9,588 2,178 1,546 11,591
LargeCap S&P 500 Index Fund 198,446 41,838 20,520 252,831
MidCap S&P 400 Index Fund 48,427 11,239 5,184 63,090
Origin Emerging Markets Fund 10,413 2,056 1,173 13,093
Real Estate Securities Fund 14,263 3,104 674 17,586
Short-Term Income Fund — 19,013 1 18,999
SmallCap S&P 600 Index Fund 15,348 4,629 2,200 19,716
$ 645,502 $ 195,381 $ 80,024 $ 826,221
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 10,228 $ (37) $ — $ 353
Diversified International Fund 2,870 3 — 15,978
High Income Fund 1,304 — — 1,442
Inflation Protection Fund — — — (39)
International Small Company Fund 229 2 — 1,369
LargeCap S&P 500 Index Fund 3,229 71 6,194 32,996
MidCap S&P 400 Index Fund 857 (3) 1,332 8,611
Origin Emerging Markets Fund 279 3 — 1,794
Real Estate Securities Fund 217 — — 893
Short-Term Income Fund 24 — — (13)
SmallCap S&P 600 Index Fund 300 — 554 1,939
$ 19,537 $ 39 $ 8,080 $ 65,323
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .86%
Diversified International Fund
(a)
7,554,912 $ 103,956
International Small Company Fund
(a)
1,007,713 10,228
MidCap S&P 400 Index Fund
(a)
2,392,941 54,416
Origin Emerging Markets Fund
(a)
1,089,140 11,229
Real Estate Securities Fund
(a)
524,858 13,163
SmallCap S&P 600 Index Fund
(a)
687,918 17,198
$ 210,190
Principal Funds, Inc. Institutional Class - 66 .15%
Bond Market Index Fund
(a)
20,039,519 164,524
High Income Fund
(a)
3,388,609 27,482
LargeCap S&P 500 Index Fund
(a)
8,850,864 218,616
$ 410,622
TOTAL INVESTMENT COMPANIES $ 620,812
Total Investments $ 620,812
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 620,775
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 48 .87%
Fixed Income Funds 30 .93%
International Equity Funds 20 .21%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 127,735 $ 41,416 $ 4,845 $ 164,524
Diversified International Fund 81,999 14,673 6,608 103,956
High Income Fund 21,068 6,181 744 27,482
International Small Company Fund 7,930 1,681 522 10,228
LargeCap S&P 500 Index Fund 173,569 32,589 16,240 218,616
MidCap S&P 400 Index Fund 42,266 8,638 3,966 54,416
Origin Emerging Markets Fund 9,066 1,567 956 11,229
Real Estate Securities Fund 10,742 2,171 437 13,163
SmallCap S&P 600 Index Fund 13,184 3,797 1,455 17,198
$ 487,559 $ 112,713 $ 35,773 $ 620,812
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,725 $ 4 $ — $ 214
Diversified International Fund 2,474 2 — 13,890
High Income Fund 872 — — 977
International Small Company Fund 186 1 — 1,138
LargeCap S&P 500 Index Fund 2,785 (7) 5,338 28,705
MidCap S&P 400 Index Fund 736 — 1,143 7,478
Origin Emerging Markets Fund 238 — — 1,552
Real Estate Securities Fund 161 — — 687
SmallCap S&P 600 Index Fund 252 — 466 1,672
$ 13,429 $ — $ 6,947 $ 56,313
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .45%
Diversified International Fund
(a)
9,536,200 $ 131,218
International Small Company Fund
(a)
1,249,604 12,683
MidCap S&P 400 Index Fund
(a)
3,016,306 68,591
Origin Emerging Markets Fund
(a)
1,386,628 14,296
Real Estate Securities Fund
(a)
559,650 14,036
SmallCap S&P 600 Index Fund
(a)
873,838 21,846
$ 262,670
Principal Funds, Inc. Institutional Class - 60 .56%
Bond Market Index Fund
(a)
12,926,048 106,123
High Income Fund
(a)
2,576,564 20,896
LargeCap S&P 500 Index Fund
(a)
11,182,949 276,219
$ 403,238
TOTAL INVESTMENT COMPANIES $ 665,908
Total Investments $ 665,908
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 665,871
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .17%
International Equity Funds 23 .76%
Fixed Income Funds 19 .08%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 81,241 $ 26,966 $ 2,194 $ 106,123
Diversified International Fund 100,758 18,918 5,594 131,218
High Income Fund 16,038 4,520 404 20,896
International Small Company Fund 10,143 2,004 913 12,683
LargeCap S&P 500 Index Fund 213,624 40,242 12,982 276,219
MidCap S&P 400 Index Fund 51,877 10,898 3,375 68,591
Origin Emerging Markets Fund 11,007 1,999 616 14,296
Real Estate Securities Fund 11,294 2,362 327 14,036
SmallCap S&P 600 Index Fund 16,275 4,651 1,137 21,846
$ 512,257 $ 112,560 $ 27,542 $ 665,908
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,646 $ — $ — $ 110
Diversified International Fund 3,045 — — 17,136
High Income Fund 664 — — 742
International Small Company Fund 238 1 — 1,448
LargeCap S&P 500 Index Fund 3,432 (3) 6,576 35,338
MidCap S&P 400 Index Fund 905 — 1,403 9,191
Origin Emerging Markets Fund 290 — — 1,906
Real Estate Securities Fund 170 — — 707
SmallCap S&P 600 Index Fund 312 — 575 2,057
$ 12,702 $ (2) $ 8,554 $ 68,635
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43 .42%
Diversified International Fund
(a)
6,570,245 $ 90,407
International Small Company Fund
(a)
855,467 8,683
MidCap S&P 400 Index Fund
(a)
2,077,719 47,247
Origin Emerging Markets Fund
(a)
952,709 9,823
Real Estate Securities Fund
(a)
346,138 8,681
SmallCap S&P 600 Index Fund
(a)
606,158 15,154
$ 179,995
Principal Funds, Inc. Institutional Class - 56 .59%
Bond Market Index Fund
(a)
4,313,265 35,411
High Income Fund
(a)
1,114,516 9,039
LargeCap S&P 500 Index Fund
(a)
7,699,173 190,169
$ 234,619
TOTAL INVESTMENT COMPANIES $ 414,614
Total Investments $ 414,614
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 414,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 63 .02%
International Equity Funds 26 .27%
Fixed Income Funds 10 .72%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 28,151 $ 9,365 $ 2,190 $ 35,411
Diversified International Fund 71,690 11,588 4,951 90,407
High Income Fund 7,268 1,970 539 9,039
International Small Company Fund 7,204 1,174 723 8,683
LargeCap S&P 500 Index Fund 152,024 24,284 11,120 190,169
MidCap S&P 400 Index Fund 36,923 6,820 2,985 47,247
Origin Emerging Markets Fund 7,884 1,173 574 9,823
Real Estate Securities Fund 7,237 1,388 415 8,681
SmallCap S&P 600 Index Fund 11,541 3,049 892 15,154
$ 329,922 $ 60,811 $ 24,389 $ 414,614
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,257 $ 1 $ — $ 84
Diversified International Fund 2,156 2 — 12,078
High Income Fund 292 — — 340
International Small Company Fund 168 — — 1,028
LargeCap S&P 500 Index Fund 2,431 (2) 4,664 24,983
MidCap S&P 400 Index Fund 641 (1) 996 6,490
Origin Emerging Markets Fund 206 — — 1,340
Real Estate Securities Fund 107 — — 471
SmallCap S&P 600 Index Fund 219 — 406 1,456
$ 7,477 $ — $ 6,066 $ 48,270
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .98%
Diversified International Fund
(a)
6,366,655 $ 87,605
International Small Company Fund
(a)
838,157 8,507
MidCap S&P 400 Index Fund
(a)
2,033,098 46,233
Origin Emerging Markets Fund
(a)
921,431 9,500
Real Estate Securities Fund
(a)
309,171 7,754
SmallCap S&P 600 Index Fund
(a)
584,861 14,622
$ 174,221
Principal Funds, Inc. Institutional Class - 53 .03%
Bond Market Index Fund
(a)
1,150,451 9,445
High Income Fund
(a)
402,223 3,262
LargeCap S&P 500 Index Fund
(a)
7,445,996 183,916
$ 196,623
TOTAL INVESTMENT COMPANIES $ 370,844
Total Investments $ 370,844
Other Assets and Liabilities -  (0.01)% (32)
TOTAL NET ASSETS - 100.00% $ 370,812
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .10%
International Equity Funds 28 .48%
Fixed Income Funds 3 .43%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 9,042 $ 3,112 $ 2,785 $ 9,445
Diversified International Fund 67,350 12,267 3,403 87,605
High Income Fund 3,143 890 927 3,262
International Small Company Fund 6,799 1,192 451 8,507
LargeCap S&P 500 Index Fund 142,914 24,336 6,788 183,916
MidCap S&P 400 Index Fund 34,735 7,089 1,686 46,233
Origin Emerging Markets Fund 7,462 1,198 434 9,500
Real Estate Securities Fund 6,323 1,338 311 7,754
SmallCap S&P 600 Index Fund 10,922 3,171 846 14,622
$ 288,690 $ 54,593 $ 17,631 $ 370,844
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 403 $ (22) $ — $ 98
Diversified International Fund 2,020 3 — 11,388
High Income Fund 114 9 — 147
International Small Company Fund 158 — — 967
LargeCap S&P 500 Index Fund 2,283 (4) 4,378 23,458
MidCap S&P 400 Index Fund 602 (1) 935 6,096
Origin Emerging Markets Fund 195 — — 1,274
Real Estate Securities Fund 94 — — 404
SmallCap S&P 600 Index Fund 208 — 383 1,375
$ 6,077 $ (15) $ 5,696 $ 45,207
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .17%
Diversified International Fund
(a)
3,852,628 $ 53,012
International Small Company Fund
(a)
505,866 5,135
MidCap S&P 400 Index Fund
(a)
1,225,613 27,871
Origin Emerging Markets Fund
(a)
560,907 5,783
Real Estate Securities Fund
(a)
186,573 4,679
SmallCap S&P 600 Index Fund
(a)
357,857 8,946
$ 105,426
Principal Funds, Inc. Institutional Class - 52 .84%
Bond Market Index Fund
(a)
606,425 4,979
High Income Fund
(a)
221,968 1,800
LargeCap S&P 500 Index Fund
(a)
4,506,394 111,308
$ 118,087
TOTAL INVESTMENT COMPANIES $ 223,513
Total Investments $ 223,513
Other Assets and Liabilities -  (0.01)% (26)
TOTAL NET ASSETS - 100.00% $ 223,487
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .36%
International Equity Funds 28 .61%
Fixed Income Funds 3 .04%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 5,262 $ 1,382 $ 1,707 $ 4,979
Diversified International Fund 38,845 9,268 1,758 53,012
High Income Fund 1,826 445 561 1,800
International Small Company Fund 3,968 942 341 5,135
LargeCap S&P 500 Index Fund 82,490 18,611 3,428 111,308
MidCap S&P 400 Index Fund 20,069 5,252 1,001 27,871
Origin Emerging Markets Fund 4,307 928 201 5,783
Real Estate Securities Fund 3,675 968 189 4,679
SmallCap S&P 600 Index Fund 6,322 2,218 387 8,946
$ 166,764 $ 40,014 $ 9,573 $ 223,513
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 237 $ (9) $ — $ 51
Diversified International Fund 1,178 1 — 6,656
High Income Fund 67 5 — 85
International Small Company Fund 93 — — 566
LargeCap S&P 500 Index Fund 1,331 (1) 2,550 13,636
MidCap S&P 400 Index Fund 352 — 545 3,551
Origin Emerging Markets Fund 114 — — 749
Real Estate Securities Fund 55 — — 225
SmallCap S&P 600 Index Fund 122 — 225 793
$ 3,549 $ (4) $ 3,320 $ 26,312
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .20%
Diversified International Fund
(a)
1,964,746 $ 27,035
International Small Company Fund
(a)
258,860 2,627
MidCap S&P 400 Index Fund
(a)
625,606 14,226
Origin Emerging Markets Fund
(a)
286,281 2,952
Real Estate Securities Fund
(a)
95,433 2,394
SmallCap S&P 600 Index Fund
(a)
183,452 4,586
$ 53,820
Principal Funds, Inc. Institutional Class - 52 .82%
Bond Market Index Fund
(a)
311,814 2,560
High Income Fund
(a)
113,889 924
LargeCap S&P 500 Index Fund
(a)
2,297,596 56,750
$ 60,234
TOTAL INVESTMENT COMPANIES $ 114,054
Total Investments $ 114,054
Other Assets and Liabilities -  (0.02)% (20)
TOTAL NET ASSETS - 100.00% $ 114,034
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .37%
International Equity Funds 28 .60%
Fixed Income Funds 3 .05%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2,599 $ 825 $ 884 $ 2,560
Diversified International Fund 19,039 5,657 962 27,035
High Income Fund 900 267 288 924
International Small Company Fund 1,966 592 213 2,627
LargeCap S&P 500 Index Fund 40,446 11,481 1,908 56,750
MidCap S&P 400 Index Fund 9,856 3,170 559 14,226
Origin Emerging Markets Fund 2,112 578 111 2,952
Real Estate Securities Fund 1,811 583 109 2,394
SmallCap S&P 600 Index Fund 3,119 1,295 222 4,586
$ 81,848 $ 24,448 $ 5,256 $ 114,054
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 119 $ (3) $ — $ 23
Diversified International Fund 588 1 — 3,300
High Income Fund 34 3 — 42
International Small Company Fund 47 — — 282
LargeCap S&P 500 Index Fund 662 1 1,269 6,730
MidCap S&P 400 Index Fund 176 — 273 1,759
Origin Emerging Markets Fund 57 — — 373
Real Estate Securities Fund 28 — — 109
SmallCap S&P 600 Index Fund 61 — 114 394
$ 1,772 $ 2 $ 1,656 $ 13,012
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .21%
Diversified International Fund
(a)
574,674 $ 7,907
International Small Company Fund
(a)
75,677 768
MidCap S&P 400 Index Fund
(a)
182,987 4,161
Origin Emerging Markets Fund
(a)
83,709 863
Real Estate Securities Fund
(a)
27,898 700
SmallCap S&P 600 Index Fund
(a)
53,590 1,340
$ 15,739
Principal Funds, Inc. Institutional Class - 52 .84%
Bond Market Index Fund
(a)
91,046 747
High Income Fund
(a)
33,273 270
LargeCap S&P 500 Index Fund
(a)
672,129 16,602
$ 17,619
TOTAL INVESTMENT COMPANIES $ 33,358
Total Investments $ 33,358
Other Assets and Liabilities -  (0.05)% (16)
TOTAL NET ASSETS - 100.00% $ 33,342
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .39%
International Equity Funds 28 .61%
Fixed Income Funds 3 .05%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 744 $ 286 $ 288 $ 747
Diversified International Fund 5,441 1,946 430 7,907
High Income Fund 258 93 94 270
International Small Company Fund 563 209 85 768
LargeCap S&P 500 Index Fund 11,568 3,967 866 16,602
MidCap S&P 400 Index Fund 2,815 1,089 248 4,161
Origin Emerging Markets Fund 604 200 49 863
Real Estate Securities Fund 519 198 46 700
SmallCap S&P 600 Index Fund 885 443 99 1,340
$ 23,397 $ 8,431 $ 2,205 $ 33,358
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 34 $ (2) $ — $ 7
Diversified International Fund 166 — — 950
High Income Fund 10 1 — 12
International Small Company Fund 13 — — 81
LargeCap S&P 500 Index Fund 187 (1) 359 1,934
MidCap S&P 400 Index Fund 50 — 77 505
Origin Emerging Markets Fund 16 — — 108
Real Estate Securities Fund 8 — — 29
SmallCap S&P 600 Index Fund 17 — 32 111
$ 501 $ (2) $ 468 $ 3,737
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .37 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .86%
Diversified International Fund
(a)
43,403 $ 597
International Small Company Fund
(a)
5,679 58
MidCap S&P 400 Index Fund
(a)
13,801 314
Origin Emerging Markets Fund
(a)
6,311 65
Real Estate Securities Fund
(a)
2,095 53
SmallCap S&P 600 Index Fund
(a)
4,008 100
$ 1,187
Principal Funds, Inc. Institutional Class - 52 .51%
Bond Market Index Fund
(a)
6,767 55
High Income Fund
(a)
2,482 20
LargeCap S&P 500 Index Fund
(a)
50,799 1,255
$ 1,330
TOTAL INVESTMENT COMPANIES $ 2,517
Total Investments $ 2,517
Other Assets and Liabilities -  0.63% 16
TOTAL NET ASSETS - 100.00% $ 2,533
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .99%
International Equity Funds 28 .42%
Fixed Income Funds 2 .96%
Other Assets and Liabilities
0 .63%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 22 $ 63 $ 29 $ 55
Diversified International Fund 157 490 93 597
High Income Fund 8 22 10 20
International Small Company Fund 17 48 11 58
LargeCap S&P 500 Index Fund 332 1,037 196 1,255
MidCap S&P 400 Index Fund 82 261 48 314
Origin Emerging Markets Fund 17 53 10 65
Real Estate Securities Fund 15 47 7 53
SmallCap S&P 600 Index Fund 28 85 16 100
$ 678 $ 2,106 $ 420 $ 2,517
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1 $ — $ — $ (1)
Diversified International Fund 7 — — 43
High Income Fund 1 — — —
International Small Company Fund — — — 4
LargeCap S&P 500 Index Fund 7 2 13 80
MidCap S&P 400 Index Fund 2 — 3 19
Origin Emerging Markets Fund 1 — — 5
Real Estate Securities Fund — — — (2)
SmallCap S&P 600 Index Fund 1 — 2 3
$ 20 $ 2 $ 18 $ 151
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .41%
Diversified International Fund
(a)
786,616 $ 10,824
Diversified Real Asset Fund
(a)
270,138 2,966
International Small Company Fund
(a)
103,303 1,049
MidCap S&P 400 Index Fund
(a)
250,368 5,693
Origin Emerging Markets Fund
(a)
114,377 1,179
SmallCap S&P 600 Index Fund
(a)
72,416 1,810
$ 23,521
Principal Funds, Inc. Institutional Class - 81 .60%
Bond Market Index Fund
(a)
5,211,426 42,786
High Income Fund
(a)
1,083,825 8,790
Inflation Protection Fund
(a)
1,050,746 7,922
LargeCap S&P 500 Index Fund
(a)
920,157 22,728
Short-Term Income Fund
(a)
1,873,721 22,054
$ 104,280
TOTAL INVESTMENT COMPANIES $ 127,801
Total Investments $ 127,801
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 127,793
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .82%
Domestic Equity Funds 23 .66%
International Equity Funds 10 .21%
Specialty Funds 2 .32%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 35,504 $ 9,468 $ 2,292 $ 42,786
Diversified International Fund 8,515 1,746 883 10,824
Diversified Real Asset Fund 2,571 516 317 2,966
High Income Fund 7,109 1,774 426 8,790
Inflation Protection Fund 6,650 1,715 427 7,922
International Small Company Fund 859 202 135 1,049
LargeCap S&P 500 Index Fund 18,052 3,908 2,212 22,728
MidCap S&P 400 Index Fund 4,378 1,047 511 5,693
Origin Emerging Markets Fund 926 189 96 1,179
Short-Term Income Fund 18,638 4,219 1,117 22,054
SmallCap S&P 600 Index Fund 1,369 418 152 1,810
$ 104,571 $ 25,202 $ 8,568 $ 127,801
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,572 $ (2) $ — $ 108
Diversified International Fund 254 7 — 1,439
Diversified Real Asset Fund 36 — — 196
High Income Fund 289 — — 333
Inflation Protection Fund 250 — — (16)
International Small Company Fund 20 — — 123
LargeCap S&P 500 Index Fund 287 5 551 2,975
MidCap S&P 400 Index Fund 75 — 118 779
Origin Emerging Markets Fund 24 — — 160
Short-Term Income Fund 353 2 — 312
SmallCap S&P 600 Index Fund 26 — 48 175
$ 3,186 $ 12 $ 717 $ 6,584
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .04%
Blue Chip Fund
(a)
695,589 $ 28,978
Core Fixed Income Fund
(a)
31,653,431 261,774
Diversified International Fund
(a)
3,252,673 44,757
Diversified Real Asset Fund
(a)
1,646,039 18,074
International Small Company Fund
(a)
627,813 6,372
LargeCap Growth Fund I
(a)
1,536,502 28,256
MidCap Fund
(a)
118,646 4,729
MidCap Value Fund I
(a)
1,006,886 17,157
Origin Emerging Markets Fund
(a)
1,030,271 10,622
SmallCap Growth Fund I
(a),(b)
373,464 5,292
SmallCap Value Fund II
(a)
477,869 5,653
$ 431,664
Principal Funds, Inc. Institutional Class - 44 .97%
Equity Income Fund
(a)
693,706 26,895
High Income Fund
(a)
6,744,112 54,695
Inflation Protection Fund
(a)
6,360,951 47,962
LargeCap S&P 500 Index Fund
(a)
1,159,686 28,644
LargeCap Value Fund III
(a)
1,455,505 27,407
MidCap Growth Fund III
(a),(b)
1,081,489 12,426
Overseas Fund
(a)
1,751,072 18,649
Short-Term Income Fund
(a)
11,550,375 135,948
$ 352,626
TOTAL INVESTMENT COMPANIES $ 784,290
Total Investments $ 784,290
Other Assets and Liabilities -  (0.01)% (53)
TOTAL NET ASSETS - 100.00% $ 784,237
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .81%
Domestic Equity Funds 23 .65%
International Equity Funds 10 .25%
Specialty Funds 2 .30%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 28,543 $ 176 $ 6,473 $ 28,978
Core Fixed Income Fund 259,445 14,228 21,709 261,774
Diversified International Fund 38,248 4,875 4,708 44,757
Diversified Real Asset Fund 17,816 462 1,528 18,074
Equity Income Fund 24,487 1,433 3,140 26,895
High Income Fund 52,380 3,864 4,037 54,695
Inflation Protection Fund 48,502 3,493 4,035 47,962
International Small Company Fund 6,169 185 843 6,372
LargeCap Growth Fund I 28,058 1,974 6,350 28,256
LargeCap S&P 500 Index Fund 26,413 1,347 3,345 28,644
LargeCap Value Fund III 24,732 2,603 3,218 27,407
MidCap Fund 4,361 161 676 4,729
MidCap Growth Fund III 11,697 991 1,729 12,426
MidCap Value Fund I 16,340 939 2,334 17,157
Origin Emerging Markets Fund 9,962 313 1,253 10,622
Overseas Fund 20,919 1,512 4,941 18,649
Short-Term Income Fund 136,995 7,190 10,579 135,948
SmallCap Growth Fund I 4,694 350 740 5,292
SmallCap Value Fund II 5,103 555 745 5,653
$ 764,864 $ 46,651 $ 82,383 $ 784,290
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 3,820 $ — $ 2,912
Core Fixed Income Fund 4,678 (1,600) — 11,410
Diversified International Fund 1,095 103 — 6,239
Diversified Real Asset Fund 234 (23) — 1,347
Equity Income Fund 287 (133) 192 4,248
High Income Fund 1,947 (171) — 2,659
Inflation Protection Fund 1,748 (32) — 34
International Small Company Fund 136 13 — 848
LargeCap Growth Fund I 28 (459) 1,780 5,033
LargeCap S&P 500 Index Fund 405 54 777 4,175
LargeCap Value Fund III 488 58 374 3,232
MidCap Fund 6 (60) 122 943
MidCap Growth Fund III — 111 908 1,356
MidCap Value Fund I 252 10 574 2,202
Origin Emerging Markets Fund 249 45 — 1,555
Overseas Fund 986 307 415 852
Short-Term Income Fund 2,374 (75) — 2,417
SmallCap Growth Fund I — 33 — 955
SmallCap Value Fund II 161 — 23 740
$ 15,084 $ 2,001 $ 5,165 $ 53,157
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
55,109,325 $ 55,109
TOTAL INVESTMENT COMPANIES $ 55,109
COMMON STOCKS - 99 .20 % Shares Held Value (000's)
Entertainment - 0 .77%
Marriott Vacations Worldwide Corp 438,498 $ 42,144
REITs - 98 .43%
Alexandria Real Estate Equities Inc 1,133,293 131,315
American Healthcare REIT Inc 2,363,381 32,449
American Homes 4 Rent 4,579,269 163,938
American Tower Corp 3,078,462 528,141
Americold Realty Trust Inc 3,900,909 85,703
Apartment Income REIT Corp 1,418,267 54,433
Apple Hospitality REIT Inc 3,490,969 51,527
AvalonBay Communities Inc 1,538,796 291,710
Broadstone Net Lease Inc 4,899,431 71,336
Cousins Properties Inc 3,163,467 72,570
DiamondRock Hospitality Co 4,462,835 39,719
Digital Realty Trust Inc 1,378,885 191,362
Equinix Inc 492,365 350,126
Equity Residential 1,282,113 82,568
Essex Property Trust Inc 616,016 151,694
Extra Space Storage Inc 2,166,705 290,945
First Industrial Realty Trust Inc 695,179 31,575
Gaming and Leisure Properties Inc 2,501,553 106,891
Healthcare Realty Trust Inc 3,349,776 47,667
InvenTrust Properties Corp 1,626,971 41,228
Invitation Homes Inc 6,223,491 212,843
Kilroy Realty Corp 1,517,180 51,281
National Health Investors Inc 838,903 52,901
NETSTREIT Corp 2,165,994 36,497
NNN REIT Inc 2,242,518 90,889
Prologis Inc 3,186,537 325,186
Regency Centers Corp 3,101,882 183,694
Rexford Industrial Realty Inc 3,237,068 138,579
Sabra Health Care REIT Inc 7,049,294 98,126
Saul Centers Inc 279,987 10,194
SBA Communications Corp 1,036,488 192,911
Simon Property Group Inc 329,642 46,325
Sun Communities Inc 1,128,324 125,605
Terreno Realty Corp 1,873,604 101,830
Ventas Inc 6,484,562 287,136
VICI Properties Inc 7,347,231 209,763
Welltower Inc 3,825,408 364,485
Weyerhaeuser Co 1,695,749 51,161
$ 5,396,303
TOTAL COMMON STOCKS $ 5,438,447
Total Investments $ 5,493,556
Other Assets and Liabilities -  (0.21)% (11,449)
TOTAL NET ASSETS - 100.00% $ 5,482,107
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .43%
Money Market Funds 1 .01%
Consumer, Cyclical 0 .77%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 127,008 $ 501,400 $ 573,299 $ 55,109
$ 127,008 $ 501,400 $ 573,299 $ 55,109
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 2,003 $ — $ — $ —
$ 2,003 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
34,725,634 $ 34,726
Principal Exchange-Traded Funds - 14 .12%
Principal U.S. Mega-Cap ETF
(a)
10,124,257 498,822
Principal U.S. Small-Cap ETF
(a)
2,591,700 121,048
$ 619,870
Principal Funds, Inc. Class R-6 - 47 .65%
Blue Chip Fund
(a)
8,146,632 339,389
Core Fixed Income Fund
(a)
83,241,798 688,409
Diversified International Fund
(a)
11,990,936 164,995
Diversified Real Asset Fund
(a)
12,905,220 141,699
High Yield Fund
(a)
24,612,009 162,439
International Equity Index Fund
(a)
1,886,724 21,433
International Small Company Fund
(a)
4,342,985 44,081
LargeCap Growth Fund I
(a)
7,950,222 146,205
MidCap Fund
(a)
1,446,412 57,654
Origin Emerging Markets Fund
(a)
8,864,186 91,390
Real Estate Securities Fund
(a)
1,565,746 39,269
Small-MidCap Dividend Income Fund
(a)
3,693,652 65,858
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,342,190 127,932
$ 2,090,753
Principal Funds, Inc. Institutional Class - 37 .48%
Bond Market Index Fund
(a)
21,652,249 177,765
Equity Income Fund
(a)
8,107,075 314,311
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,866,387 59,943
Government & High Quality Bond Fund
(a)
6,812,542 58,452
Inflation Protection Fund
(a)
9,939,471 74,944
LargeCap S&P 500 Index Fund
(a)
3,665,170 90,530
LargeCap Value Fund III
(a)
12,850,868 241,982
Overseas Fund
(a)
13,377,486 142,470
Principal Capital Appreciation Fund
(a)
5,450,576 402,198
Short-Term Income Fund
(a)
6,963,651 81,962
$ 1,644,557
TOTAL INVESTMENT COMPANIES $ 4,389,906
Total Investments $ 4,389,906
Other Assets and Liabilities -  (0.04)% (1,942)
TOTAL NET ASSETS - 100.00% $ 4,387,964
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 52 .79%
Fixed Income Funds 32 .64%
International Equity Funds 10 .59%
Specialty Funds 3 .23%
Money Market Funds 0 .79%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 369,375 $ 700 $ 116,933 $ 339,389
Bond Market Index Fund 268,530 7,842 103,288 177,765
Core Fixed Income Fund 571,458 107,984 10,460 688,409
Diversified International Fund 147,549 4,585 11,423 164,995
Diversified Real Asset Fund 126,055 8,781 2,748 141,699
Equity Income Fund 279,957 6,269 19,447 314,311
Finisterre Emerging Markets Total Return Bond Fund 54,902 3,350 1,506 59,943
Government & High Quality Bond Fund 56,521 1,526 1,633 58,452
High Yield Fund 151,899 6,453 4,411 162,439
Inflation Protection Fund 71,715 4,818 1,499 74,944
International Equity Index Fund 20,021 929 2,041 21,433
International Small Company Fund 39,816 959 2,326 44,081
LargeCap Growth Fund I 137,994 9,010 23,330 146,205
LargeCap S&P 500 Index Fund 82,637 3,891 9,293 90,530
LargeCap Value Fund III 146,939 81,909 6,139 241,982
MidCap Fund 68,102 1,957 26,729 57,654
Origin Emerging Markets Fund 87,585 2,244 12,540 91,390
Overseas Fund 95,715 42,690 1,708 142,470
Principal Capital Appreciation Fund 372,396 4,237 53,621 402,198
Principal Government Money Market Fund - Class R-6 5.22% 29,543 8,931 3,748 34,726
Principal U.S. Mega-Cap ETF 422,573 37,081 43,508 498,822
Principal U.S. Small-Cap ETF 76,269 24,675 — 121,048
Real Estate Securities Fund 37,636 668 1,831 39,269
Short-Term Income Fund 81,516 2,044 3,012 81,962
Small-MidCap Dividend Income Fund 78,521 1,531 29,453 65,858
Spectrum Preferred and Capital Securities Income Fund 120,976 3,915 5,847 127,932
$ 3,996,200 $ 378,979 $ 498,474 $ 4,389,906
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 119 $ 72,537 $ — $ 13,710
Bond Market Index Fund 7,583 (4,425) — 9,106
Core Fixed Income Fund 11,167 (1,452) — 20,879
Diversified International Fund 4,310 1,164 — 23,120
Diversified Real Asset Fund 1,770 (396) — 10,007
Equity Income Fund 3,357 8,123 2,233 39,409
Finisterre Emerging Markets Total Return Bond Fund 2,614 (280) — 3,477
Government & High Quality Bond Fund 923 (112) — 2,150
High Yield Fund 5,317 (380) — 8,878
Inflation Protection Fund 2,674 (215) — 125
International Equity Index Fund 652 53 187 2,471
International Small Company Fund 892 29 — 5,603
LargeCap Growth Fund I 138 (2,874) 8,698 25,405
LargeCap S&P 500 Index Fund 1,263 901 2,425 12,394
LargeCap Value Fund III 2,956 (211) 2,263 19,484
MidCap Fund 81 4,704 1,725 9,620
Origin Emerging Markets Fund 2,214 (2,928) — 17,029
Overseas Fund 5,379 (73) 2,265 5,846
Principal Capital Appreciation Fund 3,956 3,230 — 75,956
Principal Government Money Market Fund - Class R-6 5.22% 763 — — —
Principal U.S. Mega-Cap ETF 3,562 5,333 — 77,343
Principal U.S. Small-Cap ETF 539 — — 20,104
Real Estate Securities Fund 521 (7) — 2,803
Short-Term Income Fund 1,449 (54) — 1,468
Small-MidCap Dividend Income Fund 868 2,792 570 12,467
Spectrum Preferred and Capital Securities Income Fund 3,518 (818) — 9,706
$ 68,585 $ 84,641 $ 20,366 $ 428,560
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .70%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
12,163,839 $ 12,164
Principal Exchange-Traded Funds - 9 .65%
Principal U.S. Mega-Cap ETF
(a)
2,769,648 136,460
Principal U.S. Small-Cap ETF
(a)
693,700 32,400
$ 168,860
Principal Funds, Inc. Class R-6 - 52 .14%
Blue Chip Fund
(a)
2,350,510 97,922
Core Fixed Income Fund
(a)
58,175,038 481,107
Diversified International Fund
(a)
3,315,349 45,619
Diversified Real Asset Fund
(a)
4,235,906 46,510
High Yield Fund
(a)
11,090,959 73,200
International Equity Index Fund
(a)
748,948 8,508
International Small Company Fund
(a)
1,058,921 10,748
LargeCap Growth Fund I
(a)
1,128,132 20,746
Origin Emerging Markets Fund
(a)
2,177,457 22,450
Real Estate Securities Fund
(a)
529,178 13,272
Small-MidCap Dividend Income Fund
(a)
1,337,770 23,853
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,683,723 68,539
$ 912,474
Principal Funds, Inc. Institutional Class - 37 .56%
Bond Market Index Fund
(a)
20,716,318 170,081
Equity Income Fund
(a)
2,855,877 110,722
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,534,985 39,590
Government & High Quality Bond Fund
(a)
4,685,537 40,202
Inflation Protection Fund
(a)
8,192,051 61,768
LargeCap S&P 500 Index Fund
(a)
1,127,894 27,859
LargeCap Value Fund III
(a)
1,659,082 31,241
Overseas Fund
(a)
2,716,714 28,933
Principal Capital Appreciation Fund
(a)
1,383,820 102,112
Short-Term Income Fund
(a)
3,812,103 44,869
$ 657,377
TOTAL INVESTMENT COMPANIES $ 1,750,875
Total Investments $ 1,750,875
Other Assets and Liabilities -  (0.05)% (930)
TOTAL NET ASSETS - 100.00% $ 1,749,945
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .96%
Domestic Equity Funds 34 .09%
International Equity Funds 6 .64%
Specialty Funds 2 .66%
Money Market Funds 0 .70%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 99,516 $ 215 $ 24,559 $ 97,922
Bond Market Index Fund 214,080 8,692 55,142 170,081
Core Fixed Income Fund 394,896 76,865 4,083 481,107
Diversified International Fund 40,632 1,330 3,005 45,619
Diversified Real Asset Fund 44,915 963 2,751 46,510
Equity Income Fund 98,544 2,847 7,373 110,722
Finisterre Emerging Markets Total Return Bond Fund 37,388 2,073 2,061 39,590
Government & High Quality Bond Fund 38,895 1,344 1,438 40,202
High Yield Fund 67,802 3,500 1,901 73,200
Inflation Protection Fund 60,562 3,254 2,003 61,768
International Equity Index Fund 8,030 414 954 8,508
International Small Company Fund 9,935 322 921 10,748
LargeCap Growth Fund I 20,782 1,397 4,814 20,746
LargeCap S&P 500 Index Fund 25,776 1,345 3,395 27,859
LargeCap Value Fund III 19,862 9,929 1,398 31,241
MidCap Fund 16,174 534 20,441 —
Origin Emerging Markets Fund 21,820 561 3,500 22,450
Overseas Fund 16,289 11,971 531 28,933
Principal Capital Appreciation Fund 94,956 1,328 14,509 102,112
Principal Government Money Market Fund - Class R-6 5.22% 8,997 3,759 592 12,164
Principal U.S. Mega-Cap ETF 114,370 13,145 13,888 136,460
Principal U.S. Small-Cap ETF 24,853 1,981 — 32,400
Real Estate Securities Fund 11,620 1,394 559 13,272
Short-Term Income Fund 44,004 1,492 1,388 44,869
Small-MidCap Dividend Income Fund 19,984 700 693 23,853
Spectrum Preferred and Capital Securities Income Fund 64,422 2,652 3,281 68,539
$ 1,619,104 $ 154,007 $ 175,180 $ 1,750,875
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ 11,343 $ — $ 11,407
Bond Market Index Fund 8,306 (3,694) — 6,145
Core Fixed Income Fund 7,838 (784) — 14,213
Diversified International Fund 1,183 231 — 6,431
Diversified Real Asset Fund 608 (374) — 3,757
Equity Income Fund 1,188 283 785 16,421
Finisterre Emerging Markets Total Return Bond Fund 1,749 (386) — 2,576
Government & High Quality Bond Fund 634 (105) — 1,506
High Yield Fund 2,384 (106) — 3,905
Inflation Protection Fund 2,257 (291) — 246
International Equity Index Fund 262 32 75 986
International Small Company Fund 223 22 — 1,390
LargeCap Growth Fund I 21 696 1,324 2,685
LargeCap S&P 500 Index Fund 398 326 764 3,807
LargeCap Value Fund III 399 29 306 2,819
MidCap Fund 21 4,071 460 (338)
Origin Emerging Markets Fund 555 (433) — 4,002
Overseas Fund 782 (7) 329 1,211
Principal Capital Appreciation Fund 1,022 1,380 — 18,957
Principal Government Money Market Fund - Class R-6 5.22% 288 — — —
Principal U.S. Mega-Cap ETF 982 1,729 — 21,104
Principal U.S. Small-Cap ETF 144 — — 5,566
Real Estate Securities Fund 169 (9) — 826
Short-Term Income Fund 785 (9) — 770
Small-MidCap Dividend Income Fund 252 25 147 3,837
Spectrum Preferred and Capital Securities Income Fund 1,886 (460) — 5,206
$ 34,368 $ 13,509 $ 4,190 $ 139,435
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 1 .06%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
32,338,108 $ 32,338
Principal Exchange-Traded Funds - 15 .98%
Principal U.S. Mega-Cap ETF
(a)
7,633,445 376,100
Principal U.S. Small-Cap ETF
(a)
2,338,800 109,236
$ 485,336
Principal Funds, Inc. Class R-6 - 42 .53%
Blue Chip Fund
(a)
8,199,435 341,588
Core Fixed Income Fund
(a)
27,433,687 226,877
Diversified International Fund
(a)
9,456,468 130,121
Diversified Real Asset Fund
(a)
9,945,063 109,197
High Yield Fund
(a)
6,521,967 43,045
International Equity Index Fund
(a)
2,516,471 28,587
International Small Company Fund
(a)
4,578,333 46,470
LargeCap Growth Fund I
(a)
7,127,876 131,082
MidCap Fund
(a)
1,043,287 41,585
Origin Emerging Markets Fund
(a)
7,673,029 79,109
Real Estate Securities Fund
(a)
1,514,901 37,994
Small-MidCap Dividend Income Fund
(a)
2,230,484 39,769
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,090,797 36,490
$ 1,291,914
Principal Funds, Inc. Institutional Class - 40 .49%
Bond Market Index Fund
(a)
7,539,355 61,898
Equity Income Fund
(a)
8,445,237 327,422
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,453,291 21,417
Government & High Quality Bond Fund
(a)
1,835,834 15,751
Inflation Protection Fund
(a)
2,267,867 17,100
LargeCap S&P 500 Index Fund
(a)
2,937,090 72,546
LargeCap Value Fund III
(a)
11,864,946 223,417
Overseas Fund
(a)
11,448,825 121,930
Principal Capital Appreciation Fund
(a)
4,993,970 368,505
$ 1,229,986
TOTAL INVESTMENT COMPANIES $ 3,039,574
Total Investments $ 3,039,574
Other Assets and Liabilities -  (0.06)% (1,745)
TOTAL NET ASSETS - 100.00% $ 3,037,829
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .12%
Fixed Income Funds 13 .92%
International Equity Funds 13 .36%
Specialty Funds 3 .60%
Money Market Funds 1 .06%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 338,572 $ 427 $ 77,988 $ 341,588
Bond Market Index Fund 84,366 2,901 26,562 61,898
Core Fixed Income Fund 165,698 57,771 1,614 226,877
Diversified International Fund 154,420 4,673 53,164 130,121
Diversified Real Asset Fund 96,542 8,072 2,795 109,197
Equity Income Fund 281,364 10,886 12,520 327,422
Finisterre Emerging Markets Total Return Bond Fund 21,926 1,055 2,868 21,417
Government & High Quality Bond Fund 17,144 372 2,436 15,751
High Yield Fund 42,232 1,654 3,222 43,045
Inflation Protection Fund 18,233 896 2,032 17,100
International Equity Index Fund 27,041 1,197 3,092 28,587
International Small Company Fund 37,098 5,316 1,246 46,470
LargeCap Growth Fund I 119,125 7,737 15,282 131,082
LargeCap S&P 500 Index Fund 70,220 3,362 12,333 72,546
LargeCap Value Fund III 138,293 72,094 5,098 223,417
MidCap Fund 58,696 1,456 30,531 41,585
Origin Emerging Markets Fund 79,771 2,153 15,263 79,109
Overseas Fund 65,961 53,452 2,483 121,930
Principal Capital Appreciation Fund 331,307 3,565 37,261 368,505
Principal Government Money Market Fund - Class R-6 5.22% 27,558 9,909 5,129 32,338
Principal U.S. Mega-Cap ETF 325,269 12,446 23,024 376,100
Principal U.S. Small-Cap ETF 67,064 25,458 — 109,236
Real Estate Securities Fund 38,673 671 4,396 37,994
Small-MidCap Dividend Income Fund 61,361 1,000 34,156 39,769
Spectrum Preferred and Capital Securities Income Fund 36,210 1,202 3,604 36,490
$ 2,704,144 $ 289,725 $ 378,099 $ 3,039,574
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 115 $ 45,449 $ — $ 35,128
Bond Market Index Fund 2,782 (1,210) — 2,403
Core Fixed Income Fund 3,385 (306) — 5,328
Diversified International Fund 4,479 7,054 — 17,138
Diversified Real Asset Fund 1,356 (374) — 7,752
Equity Income Fund 3,428 541 2,239 47,151
Finisterre Emerging Markets Total Return Bond Fund 991 (535) — 1,839
Government & High Quality Bond Fund 270 (202) — 873
High Yield Fund 1,454 (193) — 2,574
Inflation Protection Fund 675 (220) — 223
International Equity Index Fund 882 119 252 3,322
International Small Company Fund 831 (114) — 5,416
LargeCap Growth Fund I 120 (2,497) 7,585 21,999
LargeCap S&P 500 Index Fund 1,075 1,455 2,062 9,842
LargeCap Value Fund III 2,766 (338) 2,117 18,466
MidCap Fund 64 5,190 1,371 6,774
Origin Emerging Markets Fund 1,986 (3,390) — 15,838
Overseas Fund 3,132 (134) 1,319 5,134
Principal Capital Appreciation Fund 3,539 3,312 — 67,582
Principal Government Money Market Fund - Class R-6 5.22% 763 — — —
Principal U.S. Mega-Cap ETF 2,650 2,805 — 58,604
Principal U.S. Small-Cap ETF 486 — — 16,714
Real Estate Securities Fund 520 (2) — 3,048
Small-MidCap Dividend Income Fund 586 3,291 404 8,273
Spectrum Preferred and Capital Securities Income Fund 1,037 (466) — 3,148
$ 39,372 $ 59,235 $ 17,349 $ 364,569
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .92%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
21,406,579 $ 21,407
Principal Exchange-Traded Funds - 8 .93%
Principal Active High Yield ETF
(a)
2,073,084 39,202
Principal U.S. Mega-Cap ETF
(a)
3,144,095 154,910
Principal U.S. Small-Cap ETF
(a)
285,000 13,311
$ 207,423
Principal Funds, Inc. Class R-6 - 49 .61%
Blue Chip Fund
(a)
566,945 23,619
Core Fixed Income Fund
(a)
93,601,768 774,087
Diversified International Fund
(a)
4,357,591 59,960
Diversified Real Asset Fund
(a)
2,925,839 32,126
Global Real Estate Securities Fund
(a)
1,308,917 11,257
High Yield Fund
(a)
12,490,990 82,440
LargeCap Growth Fund I
(a)
1,186,502 21,820
Real Estate Securities Fund
(a)
432,745 10,853
Small-MidCap Dividend Income Fund
(a)
2,265,662 40,397
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,706,570 95,502
$ 1,152,061
Principal Funds, Inc. Institutional Class - 40 .58%
Bond Market Index Fund
(a)
30,885,900 253,573
Equity Income Fund
(a)
1,939,791 75,206
Finisterre Emerging Markets Total Return Bond
Fund
(a)
13,573,806 118,499
Government & High Quality Bond Fund
(a)
11,690,949 100,308
Inflation Protection Fund
(a)
16,696,980 125,895
LargeCap S&P 500 Index Fund
(a)
968,845 23,931
LargeCap Value Fund III
(a)
2,695,054 50,748
Overseas Fund
(a)
1,638,193 17,447
Principal Capital Appreciation Fund
(a)
1,259,414 92,932
Short-Term Income Fund
(a)
7,115,226 83,746
$ 942,285
TOTAL INVESTMENT COMPANIES $ 2,323,176
Total Investments $ 2,323,176
Other Assets and Liabilities -  (0.04)% (954)
TOTAL NET ASSETS - 100.00% $ 2,322,222
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 72 .05%
Domestic Equity Funds 21 .87%
International Equity Funds 3 .82%
Specialty Funds 1 .38%
Money Market Funds 0 .92%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 44,242 $ 37 $ 32,030 $ 23,619
Bond Market Index Fund 419,060 16,206 187,843 253,573
Core Fixed Income Fund 665,352 95,061 9,503 774,087
Diversified International Fund 56,574 1,799 7,603 59,960
Diversified Real Asset Fund 34,353 455 5,284 32,126
Equity Income Fund 70,802 1,765 9,327 75,206
Finisterre Emerging Markets Total Return Bond Fund 49,939 69,512 3,701 118,499
Global Real Estate Securities Fund 10,799 356 840 11,257
Government & High Quality Bond Fund 97,878 3,283 4,356 100,308
High Yield Fund 77,640 3,645 3,123 82,440
Inflation Protection Fund 118,785 10,516 3,224 125,895
LargeCap Growth Fund I 22,249 1,453 5,554 21,820
LargeCap S&P 500 Index Fund 22,852 1,066 3,668 23,931
LargeCap Value Fund III 21,879 29,311 2,787 50,748
Origin Emerging Markets Fund 10,720 267 12,477 —
Overseas Fund — 17,822 718 17,447
Principal Active High Yield ETF 37,087 — — 39,202
Principal Capital Appreciation Fund 93,061 1,075 20,811 92,932
Principal Government Money Market Fund - Class R-6 5.22% 15,209 8,237 2,039 21,407
Principal U.S. Mega-Cap ETF 133,835 17,539 23,549 154,910
Principal U.S. Small-Cap ETF — 13,566 — 13,311
Real Estate Securities Fund 10,646 271 840 10,853
Short-Term Income Fund 83,052 2,250 2,988 83,746
Small-MidCap Dividend Income Fund 68,386 1,201 42,485 40,397
Spectrum Preferred and Capital Securities Income Fund 92,937 2,830 6,970 95,502
$ 2,257,337 $ 299,523 $ 391,720 $ 2,323,176
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 13,426 $ — $ (2,056)
Bond Market Index Fund 15,970 (11,398) — 17,548
Core Fixed Income Fund 12,864 (1,829) — 25,006
Diversified International Fund 1,625 368 — 8,822
Diversified Real Asset Fund 455 305 — 2,297
Equity Income Fund 828 1,717 557 10,249
Finisterre Emerging Markets Total Return Bond Fund 3,863 (707) — 3,456
Global Real Estate Securities Fund 334 50 — 892
Government & High Quality Bond Fund 1,564 (756) — 4,259
High Yield Fund 2,671 (168) — 4,446
Inflation Protection Fund 4,571 (472) — 290
LargeCap Growth Fund I 22 871 1,407 2,801
LargeCap S&P 500 Index Fund 349 427 670 3,254
LargeCap Value Fund III 433 56 331 2,289
Origin Emerging Markets Fund 267 (1,687) — 3,177
Overseas Fund — 15 — 328
Principal Active High Yield ETF 1,354 — — 2,115
Principal Capital Appreciation Fund 986 1,835 — 17,772
Principal Government Money Market Fund - Class R-6 5.22% 420 — — —
Principal U.S. Mega-Cap ETF 1,143 2,938 — 24,147
Principal U.S. Small-Cap ETF 27 — — (255)
Real Estate Securities Fund 147 (36) — 812
Short-Term Income Fund 1,467 (56) — 1,488
Small-MidCap Dividend Income Fund 684 4,708 495 8,587
Spectrum Preferred and Capital Securities Income Fund 2,642 (1,126) — 7,831
$ 54,702 $ 8,481 $ 3,460 $ 149,555
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 1 .19%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
25,555,591 $ 25,556
Principal Exchange-Traded Funds - 17 .59%
Principal U.S. Mega-Cap ETF
(a)
5,836,800 287,579
Principal U.S. Small-Cap ETF
(a)
1,899,500 88,718
$ 376,297
Principal Funds, Inc. Class R-6 - 37 .42%
Blue Chip Fund
(a)
6,533,463 272,184
Diversified International Fund
(a)
8,054,353 110,828
Diversified Real Asset Fund
(a)
7,267,821 79,801
International Equity Index Fund
(a)
2,330,173 26,471
International Small Company Fund
(a)
5,311,150 53,908
LargeCap Growth Fund I
(a)
5,839,638 107,391
MidCap Fund
(a)
759,284 30,265
Origin Emerging Markets Fund
(a)
7,456,581 76,877
Real Estate Securities Fund
(a)
622,275 15,607
Small-MidCap Dividend Income Fund
(a)
1,536,928 27,403
$ 800,735
Principal Funds, Inc. Institutional Class - 43 .85%
Equity Income Fund
(a)
6,690,344 259,384
LargeCap S&P 500 Index Fund
(a)
2,554,054 63,085
LargeCap Value Fund III
(a)
10,131,086 190,768
Overseas Fund
(a)
10,503,914 111,867
Principal Capital Appreciation Fund
(a)
4,243,619 313,137
$ 938,241
TOTAL INVESTMENT COMPANIES $ 2,140,829
Total Investments $ 2,140,829
Other Assets and Liabilities -  (0.05)% (967)
TOTAL NET ASSETS - 100.00% $ 2,139,862
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 77 .37%
International Equity Funds 17 .76%
Specialty Funds 3 .73%
Money Market Funds 1 .19%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 275,380 $ 680 $ 68,951 $ 272,184
Diversified International Fund 97,327 5,465 7,935 110,828
Diversified Real Asset Fund 68,640 6,628 722 79,801
Equity Income Fund 217,822 12,280 7,763 259,384
International Equity Index Fund 24,214 1,852 2,656 26,471
International Small Company Fund 42,344 7,355 1,842 53,908
LargeCap Growth Fund I 94,961 6,634 9,733 107,391
LargeCap S&P 500 Index Fund 57,218 4,159 7,473 63,085
LargeCap Value Fund III 110,559 69,616 3,977 190,768
MidCap Fund 35,790 1,252 14,367 30,265
Origin Emerging Markets Fund 74,688 2,973 12,494 76,877
Overseas Fund 90,201 20,012 3,963 111,867
Principal Capital Appreciation Fund 274,822 3,804 24,243 313,137
Principal Government Money Market Fund - Class R-6 5.22% 10,199 15,357 — 25,556
Principal U.S. Mega-Cap ETF 251,831 — 10,422 287,579
Principal U.S. Small-Cap ETF 47,483 28,517 — 88,718
Real Estate Securities Fund 8,903 7,829 1,483 15,607
Small-MidCap Dividend Income Fund 70,777 925 56,113 27,403
$ 1,853,159 $ 195,338 $ 234,137 $ 2,140,829
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 92 $ 29,671 $ — $ 35,404
Diversified International Fund 2,833 674 — 15,297
Diversified Real Asset Fund 972 (127) — 5,382
Equity Income Fund 2,688 55 1,742 36,990
International Equity Index Fund 789 49 225 3,012
International Small Company Fund 953 (440) — 6,491
LargeCap Growth Fund I 96 696 6,047 14,833
LargeCap S&P 500 Index Fund 877 539 1,685 8,642
LargeCap Value Fund III 2,212 22 1,694 14,548
MidCap Fund 47 2,780 1,010 4,810
Origin Emerging Markets Fund 1,867 (47) — 11,757
Overseas Fund 4,459 (287) 1,878 5,904
Principal Capital Appreciation Fund 2,945 696 — 58,058
Principal Government Money Market Fund - Class R-6 5.22% 405 — — —
Principal U.S. Mega-Cap ETF 2,000 1,226 — 44,944
Principal U.S. Small-Cap ETF 395 — — 12,718
Real Estate Securities Fund 208 6 — 352
Small-MidCap Dividend Income Fund 468 4,029 340 7,785
$ 24,306 $ 39,542 $ 14,621 $ 286,927
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .85 % Shares Held Value (000's)
Money Market Funds - 4 .85%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
2,525,315 $ 2,525
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
142,222,984 142,223
$ 144,748
TOTAL INVESTMENT COMPANIES $ 144,748
BONDS - 90 .76%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .32%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,442
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 12,983
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 9,700
RTX Corp
5.75%, 11/08/2026 8,075 8,133
$ 39,258
Agriculture - 0 .13%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 3,989
Airlines - 0 .45%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
9,433 9,140
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
4,337 4,278
$ 13,418
Automobile Asset Backed Securities - 5 .79%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 6,888 6,892
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
5,094 5,099
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
5,972 5,967
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
12,400 12,415
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,303
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 3,023 3,019
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 5,732 5,731
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 7,958 7,970
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 7,686 7,676
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 1,587 1,586
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 5,306 5,300
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
15,624 15,409
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
17,697 17,087
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,199
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,968
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,829
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,477
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 5,242 5,235
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
10,000 9,989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2023-A
5.76%, 07/15/2026 $ 5,358 $ 5,360
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 7,353 7,360
$ 172,871
Banks - 16 .59%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 19,116
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
9,600 8,968
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 18,436
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,375
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
14,100 13,820
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,598
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,808
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,672
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,271
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 6,964
5.99%, 10/03/2028
(f)
3,440 3,499
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 18,088
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,698
5.17%, 02/13/2030
(e)
8,000 7,824
Secured Overnight Financing Rate + 1.36%
6.01%, 10/30/2024 9,600 9,612
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 9,169
6.82%, 11/20/2029
(e)
7,100 7,297
Secured Overnight Financing Rate + 2.51%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 7,933
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,144
Secured Overnight Financing Rate + 1.73%
5.73%, 04/25/2030
(e)
8,235 8,248
Secured Overnight Financing Rate + 1.27%
6.14%, 12/09/2026 14,700 14,703
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,136
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
$ 15,800 $ 14,563
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 18,240
Secured Overnight Financing Rate + 0.80%
3.88%, 09/10/2024 5,249 5,215
4.45%, 12/05/2029
(e)
6,650 6,364
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
5.57%, 04/22/2028
(e)
6,200 6,195
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,195
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 14,400 14,139
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 9,908
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,534
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
10,000 9,901
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,168
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
2,575 2,578
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,201
Secured Overnight Financing Rate + 1.26%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,694
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,630
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,463
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,602
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,821
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,471
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
15,600 15,407
Secured Overnight Financing Rate + 1.56%
3.87%, 01/12/2029
(d),(e)
15,000 13,986
3 Month USD LIBOR + 1.41%
US Bancorp
5.38%, 01/23/2030
(e)
3,675 3,624
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,522
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,076
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,828
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
5.71%, 04/22/2028
(e)
6,200 6,204
Secured Overnight Financing Rate + 1.07%
$ 495,096
Beverages - 0 .06%
Constellation Brands Inc
4.80%, 01/15/2029 2,000 1,945
Biotechnology - 0 .30%
Amgen Inc
5.15%, 03/02/2028 9,100 9,019
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .45%
Martin Marietta Materials Inc
4.25%, 07/02/2024 $ 13,455 $ 13,420
Chemicals - 0 .75%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,798
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,003
Westlake Corp
3.60%, 08/15/2026 7,900 7,543
$ 22,344
Commercial Mortgage Backed Securities - 10 .47%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
7,000 6,586
BX Commercial Mortgage Trust 2021-21M
6.17%, 10/15/2036
(d)
8,099 8,023
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(d)
10,375 10,294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.11%, 06/15/2038
(d)
10,769 10,669
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.14%, 09/15/2036
(d)
15,000 14,850
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.12%, 10/15/2038
(d)
14,847 14,708
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.07%, 10/15/2026
(d)
11,262 11,135
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.94%, 10/15/2036
(d)
20,000 19,700
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 27,180
1.69%, 07/15/2060
(d)
13,339 12,503
Cold Storage Trust 2020-ICE5
6.33%, 11/15/2037
(d)
19,070 19,028
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
ELP Commercial Mortgage Trust 2021-ELP
6.14%, 11/15/2038
(d)
14,983 14,838
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.47%, 09/10/2038
(d),(g)
2,350 2,254
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.49%, 04/15/2038
(d)
12,473 12,441
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.14%, 03/15/2038
(d)
16,435 16,220
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.62%, 05/15/2039
(d)
18,400 18,170
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MED Commercial Mortgage Trust 2024-MOB
6.90%, 05/15/2041
(d),(h)
$ 15,000 $ 14,962
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(d)
16,778 16,673
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.29%, 05/15/2038
(d)
7,710 7,662
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.14%, 07/15/2038
(d)
8,800 8,717
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.14%, 01/15/2027
(d)
13,446 13,324
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.92%, 10/15/2036
(d)
10,192 10,033
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
12,535 12,449
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
10,000 9,875
$ 312,294
Computers - 0 .48%
Apple Inc
1.13%, 05/11/2025 15,000 14,362
Consumer Products - 0 .28%
Avery Dennison Corp
0.85%, 08/15/2024
(f)
8,400 8,277
Diversified Financial Services - 0 .43%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 3,583 3,508
6.45%, 04/15/2027 9,127 9,304
$ 12,812
Electric - 8 .49%
AES Corp/The
1.38%, 01/15/2026 14,600 13,520
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,201
5.95%, 03/30/2029
(d)
8,800 8,886
Black Hills Corp
1.04%, 08/23/2024 9,500 9,355
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,062
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,714
DTE Energy Co
1.05%, 06/01/2025 4,400 4,182
2.53%, 10/01/2024
(g)
10,000 9,862
3.40%, 06/15/2029 2,000 1,797
5.10%, 03/01/2029 5,000 4,881
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,132
Emera US Finance LP
0.83%, 06/15/2024
(f)
8,500 8,440
Entergy Louisiana LLC
0.95%, 10/01/2024 5,500 5,392
Evergy Inc
2.45%, 09/15/2024 9,300 9,177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
5.15%, 03/15/2029 $ 6,330 $ 6,222
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,745
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,384
4.90%, 03/15/2029 10,000 9,739
5.75%, 09/01/2025 17,200 17,211
6.05%, 03/01/2025 3,700 3,707
PacifiCorp
5.10%, 02/15/2029 9,050 8,939
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,701
5.20%, 04/01/2029 10,000 9,815
5.88%, 10/15/2028 8,000 8,077
Southern Co/The
5.50%, 03/15/2029 10,300 10,268
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,791
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,286
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,300
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,352
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,292
$ 253,430
Food - 0 .22%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 6,900 6,700
Forest Products & Paper - 0 .32%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,483
Gas - 0 .55%
NiSource Inc
0.95%, 08/15/2025 14,600 13,738
5.25%, 03/30/2028 2,700 2,670
$ 16,408
Healthcare - Products - 0 .33%
Solventum Corp
5.40%, 03/01/2029
(d)
10,000 9,811
Healthcare - Services - 1 .29%
Centene Corp
4.25%, 12/15/2027 16,750 15,795
HCA Inc
5.25%, 06/15/2026 20,000 19,795
5.88%, 02/01/2029 3,000 3,015
$ 38,605
Home Builders - 0 .32%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,664
Home Equity Asset Backed Securities - 0 .74%
JP Morgan Mortgage Trust 2023-HE1
7.08%, 11/25/2053
(d)
2,514 2,536
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.03%, 03/25/2054
(d)
11,027 11,095
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.93%, 05/25/2054
(d)
8,338 8,401
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
$ 22,032

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0 .17%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
$ 5,000 $ 4,967
Insurance - 3 .27%
Aon North America Inc
5.15%, 03/01/2029 14,000 13,813
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,327
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,027
1.10%, 06/23/2025
(d)
17,525 16,653
Markel Group Inc
3.50%, 11/01/2027 4,719 4,407
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,943
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,548
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,406
5.07%, 03/25/2027
(d)
9,500 9,432
$ 97,556
Internet - 0 .42%
eBay Inc
1.40%, 05/10/2026 13,530 12,458
Media - 0 .32%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,567
Mining - 0 .47%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,534
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,491
$ 14,025
Mortgage Backed Securities - 4 .75%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
9,536 9,523
CHL Mortgage Pass-Through Trust 2003-46
5.55%, 01/19/2034
(g)
115 107
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,392 2,897
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
8,720 8,613
JP Morgan Mortgage Trust 2004-A3
5.90%, 07/25/2034
(g)
113 102
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 64
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
11,435 9,999
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
1,341 1,324
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
13,021 12,901
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,322 1,272
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,556 3,956
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
11,030 9,391
PHH Mortgage Trust Series 2008-CIM1
7.69%, 06/25/2038 447 396
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
10,243 8,803
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
$ 6,763 $ 5,999
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
17,896 15,269
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
18,512 15,761
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
5,976 5,913
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(g)
6,556 6,489
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
13,150 13,052
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
176 174
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
448 431
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,607 3,775
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,464 3,938
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,853 1,592
$ 141,743
Office & Business Equipment - 0 .34%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,188
Oil & Gas - 1 .21%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,338
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,356
5.20%, 04/18/2027 8,150 8,091
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,599
Phillips 66
3.85%, 04/09/2025 6,850 6,731
$ 36,115
Other Asset Backed Securities - 12 .72%
AMMC CLO 15 Ltd
6.71%, 01/15/2032
(d)
13,491 13,509
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Ares LIV CLO Ltd
0.00%, 10/15/2032
(d),(h),(i)
4,000 4,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
6.68%, 10/22/2032
(d)
14,250 14,261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
591 589
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
5,995 5,997
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
7,950 7,941
Dewolf Park CLO Ltd
6.51%, 10/15/2030
(d)
12,621 12,627
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
5,952 5,959

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
$ 6,000 $ 5,979
Fortress Credit Opportunities XVII CLO Ltd
6.70%, 01/15/2030
(d)
1,410 1,408
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
9,400 9,354
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 7,719 7,716
KKR CLO 18 Ltd
6.53%, 07/18/2030
(d)
12,240 12,242
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.97%, 10/20/2030
(d)
4,831 4,820
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.14%, 10/20/2030
(d)
13,600 13,554
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
1,698 1,696
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
12,503 12,491
Lake Shore MM CLO III LLC
7.06%, 10/17/2031
(d)
14,318 14,333
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.53%, 10/21/2030
(d)
15,337 15,348
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO XIII Ltd
6.53%, 04/15/2032
(d)
19,500 19,512
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
10,095 10,101
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
2,350 2,174
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
9,015 9,122
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
1,546 1,540
Oaktree CLO 2019-4 Ltd
6.71%, 10/20/2032
(d)
20,000 20,015
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Oaktree CLO 2024-25 Ltd
6.85%, 04/20/2037
(d)
6,300 6,318
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.38%, 04/15/2030
(d)
6,290 6,293
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.84%, 10/20/2031
(d)
6,618 6,621
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
11,750 11,439
4.95%, 02/15/2029
(d)
13,350 13,120
5.52%, 10/15/2028
(d)
4,500 4,484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Shackleton 2017-X CLO Ltd
6.48%, 04/20/2029
(d)
$ 4,694 $ 4,693
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.49%, 12/28/2029
(d)
4,589 4,592
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.42%, 01/17/2032
(d)
5,868 5,868
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 6,955
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 23,657
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,723
4.89%, 04/13/2028 10,000 9,932
5.16%, 06/20/2029 13,800 13,701
5.23%, 11/22/2027 12,950 12,919
Voya 2012-4 Ltd
6.59%, 10/15/2030
(d)
5,513 5,518
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
1,352 1,337
$ 379,458
Packaging & Containers - 0 .63%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 8,981
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 9,753
$ 18,734
Pharmaceuticals - 1 .86%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,691
4.80%, 03/15/2029 10,000 9,818
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,256
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 9,849
Cigna Group/The
1.25%, 03/15/2026 3,534 3,263
Eli Lilly & Co
4.50%, 02/09/2029 10,000 9,763
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,944
$ 55,584
Pipelines - 2 .59%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,453
6.06%, 08/15/2026
(d)
3,450 3,462
Enbridge Inc
5.30%, 04/05/2029 13,250 13,097
5.90%, 11/15/2026 11,275 11,348
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,086
5.55%, 02/15/2028 10,000 9,989
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 9,756
ONEOK Inc
5.55%, 11/01/2026 6,000 5,994
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 6,971
$ 77,156

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2 .69%
American Tower Trust #1
3.65%, 03/15/2048
(d)
$ 6,300 $ 5,858
5.49%, 03/15/2028
(d)
10,500 10,453
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,299
CubeSmart LP
4.00%, 11/15/2025 3,275 3,181
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,175
Public Storage Operating Co
6.03%, 04/16/2027 9,550 9,583
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 17,262
1.88%, 07/15/2050
(d)
6,463 6,015
2.33%, 07/15/2052
(d)
2,800 2,469
2.84%, 01/15/2050
(d)
10,325 10,095
$ 80,390
Semiconductors - 0 .74%
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,015
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,149
Texas Instruments Inc
4.60%, 02/08/2029 10,000 9,804
$ 21,968
Software - 0 .68%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,807
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,472
$ 20,279
Student Loan Asset Backed Securities - 5 .43%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,130 1,973
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,860 2,693
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
5,127 4,479
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,169 1,857
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
9,809 7,975
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,200 2,662
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
7,204 6,347
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
226 221
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
752 730
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
3,141 2,934
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
4,154 3,762
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,726 2,449
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,968 2,653
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
4,025 3,696
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,836 3,324
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
8,295 7,160
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
7,803 6,770
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
$ 11,219 $ 9,587
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,751 3,996
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,324 3,766
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,638 2,614
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
18,374 16,499
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
6,292 5,658
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
8,798 7,980
SLM Private Credit Student Loan Trust 2004-A
5.99%, 06/15/2033 313 311
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.88%, 06/15/2039 10,869 10,546
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.79%, 12/15/2039 6,286 6,065
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
6,562 5,725
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
10,856 9,761
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
10,370 9,357
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
8,805 8,464
$ 162,014
Telecommunications - 1 .68%
AT&T Inc
1.70%, 03/25/2026 9,400 8,754
Cisco Systems Inc
4.85%, 02/26/2029 10,000 9,875
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,093
4.24%, 07/15/2048
(d)
1,650 1,551
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
10,264 10,203
5.15%, 03/20/2028
(d)
7,600 7,551
Verizon Communications Inc
1.45%, 03/20/2026 4,350 4,041
6.16%, 03/20/2026
(f)
4,102 4,132
Secured Overnight Financing Rate + 0.79%
$ 50,200
Transportation - 0 .70%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,728
Ryder System Inc
1.75%, 09/01/2026 11,000 10,074
$ 20,802
Trucking & Leasing - 0 .33%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,761
TOTAL BONDS $ 2,708,203
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4 .59%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.25%, 09/01/2035 $ 16 $ 16
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .00%
5.47%, 11/01/2035 $ 1 $ —
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
5.81%, 08/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 13 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
5.90%, 02/01/2037 20 20
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
5.92%, 10/01/2035 34 33
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
6.02%, 12/01/2032 8 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.06%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.66%
6.13%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.18%, 02/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
$ 102
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 1
U.S. Treasury - 4 .59%
2.25%, 11/15/2027 33,150 30,393
2.63%, 02/15/2029 15,000 13,649
4.00%, 01/15/2027 30,000 29,310
4.50%, 07/15/2026 44,000 43,538
5.00%, 09/30/2025 20,000 19,949
$ 136,839
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 136,958
Total Investments $ 2,989,909
Other Assets and Liabilities -  (0.20)% (5,981)
TOTAL NET ASSETS - 100.00% $ 2,983,928
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,525 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,415,221 or 47.43% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,460 or 0.08% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Portfolio Summary
Sector Percent
Asset Backed Securities 24 .68%
Financial 22 .98%
Mortgage Securities 15 .22%
Utilities 9 .04%
Money Market Funds 4 .85%
Government 4 .59%
Consumer, Non-cyclical 4 .47%
Energy 3 .80%
Industrial 3 .43%
Communications 2 .42%
Technology 2 .24%
Basic Materials 1 .54%
Consumer, Cyclical 0 .94%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 83,891 $ 799,571 $ 741,239 $ 142,223
$ 83,891 $ 799,571 $ 741,239 $ 142,223
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 2,682 $ — $ — $ —
$ 2,682 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Short-Term Income Fund
April 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2024 Long 2,313 $ 242,269 $ (4,364)
Total $ (4,364)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .14 % Shares Held Value (000's)
Money Market Funds - 1 .14%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
1,610,683 $ 1,611
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
15,659,699 15,660
$ 17,271
TOTAL INVESTMENT COMPANIES $ 17,271
COMMON STOCKS - 98 .88 % Shares Held Value (000's)
Aerospace & Defense - 1 .00%
AAR Corp
(d)
218,500 $ 15,107
Agriculture - 1 .37%
Darling Ingredients Inc
(d)
299,700 12,698
Vital Farms Inc
(d)
302,800 8,103
$ 20,801
Apparel - 1 .00%
PVH Corp 139,100 15,134
Automobile Parts & Equipment - 0 .67%
Visteon Corp
(d)
92,200 10,200
Banks - 7 .09%
Ameris Bancorp 257,200 12,212
CVB Financial Corp 597,400 9,761
First Merchants Corp 212,800 7,112
FNB Corp/PA 1,155,196 15,410
Independent Bank Corp/MI 166,500 4,131
Pinnacle Financial Partners Inc 164,500 12,617
Popular Inc 238,900 20,304
Trustmark Corp 163,700 4,846
Webster Financial Corp 134,522 5,896
Wintrust Financial Corp 156,300 15,105
$ 107,394
Biotechnology - 5 .32%
Bridgebio Pharma Inc
(d)
332,100 8,508
Cellectis SA ADR
(d)
345,733 885
Denali Therapeutics Inc
(d)
369,500 5,705
Immunocore Holdings PLC ADR
(d)
155,200 9,169
Immunovant Inc
(d)
179,500 4,926
Insmed Inc
(d)
503,100 12,437
Intra-Cellular Therapies Inc
(d)
167,100 11,999
Iovance Biotherapeutics Inc
(d)
601,500 7,086
MacroGenics Inc
(d)
257,100 3,800
Metagenomi Inc
(d),(e)
104,900 736
Olink Holding AB ADR
(d)
128,076 2,950
SpringWorks Therapeutics Inc
(d)
91,800 4,286
Viking Therapeutics Inc
(d)
102,000 8,117
$ 80,604
Building Materials - 4 .42%
Modine Manufacturing Co
(d)
268,600 24,881
SPX Technologies Inc
(d)
56,200 6,846
Summit Materials Inc
(d)
428,800 16,680
Trex Co Inc
(d)
208,700 18,480
$ 66,887
Chemicals - 1 .11%
Arcadium Lithium PLC
(d)
1,161,056 5,108
Koppers Holdings Inc 229,500 11,769
$ 16,877
Commercial Services - 2 .43%
Flywire Corp
(d)
309,400 6,343
Huron Consulting Group Inc
(d)
86,900 8,102
ICF International Inc 86,600 12,495
Progyny Inc
(d)
306,600 9,830
$ 36,770
Computers - 5 .52%
ExlService Holdings Inc
(d)
435,000 12,615
Parsons Corp
(d)
268,800 21,103
Super Micro Computer Inc
(d)
40,400 34,695
Varonis Systems Inc
(d)
348,300 15,238
$ 83,651
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .54%
Core & Main Inc
(d)
137,900 $ 7,787
WESCO International Inc 101,400 15,489
$ 23,276
Diversified Financial Services - 3 .28%
Janus Henderson Group PLC 203,500 6,353
Lazard Inc 508,600 19,581
Marex Group PLC
(d)
153,300 2,953
Stifel Financial Corp 260,800 20,843
$ 49,730
Electric - 1 .81%
Brookfield Renewable Corp 395,100 9,182
Portland General Electric Co 420,000 18,157
$ 27,339
Electrical Components & Equipment - 1 .03%
EnerSys 172,500 15,603
Electronics - 4 .30%
Advanced Energy Industries Inc 144,700 13,868
Atkore Inc 126,200 22,123
TD SYNNEX Corp 126,077 14,857
Vishay Intertechnology Inc 615,800 14,249
$ 65,097
Engineering & Construction - 2 .63%
Dycom Industries Inc
(d)
148,400 20,779
MYR Group Inc
(d)
114,600 19,052
$ 39,831
Entertainment - 2 .13%
Caesars Entertainment Inc
(d)
235,700 8,443
Golden Entertainment Inc 245,300 7,862
TKO Group Holdings Inc 168,000 15,904
$ 32,209
Food - 1 .22%
Performance Food Group Co
(d)
271,118 18,404
Gas - 1 .27%
Southwest Gas Holdings Inc 258,390 19,281
Hand & Machine Tools - 0 .83%
Regal Rexnord Corp 77,800 12,555
Healthcare - Products - 3 .55%
Castle Biosciences Inc
(d)
448,900 9,467
Exact Sciences Corp
(d)
311,500 18,488
Natera Inc
(d)
261,092 24,250
Nevro Corp
(d)
149,907 1,586
$ 53,791
Healthcare - Services - 2 .18%
Acadia Healthcare Co Inc
(d)
68,000 5,028
Addus HomeCare Corp
(d)
77,800 7,481
LifeStance Health Group Inc
(d),(e)
1,094,500 6,764
RadNet Inc
(d)
284,600 13,803
$ 33,076
Home Builders - 1 .88%
Forestar Group Inc
(d)
63,273 1,961
Taylor Morrison Home Corp
(d)
473,900 26,543
$ 28,504
Insurance - 3 .52%
CNO Financial Group Inc 372,566 9,810
Essent Group Ltd 235,700 12,485
Hanover Insurance Group Inc/The 100,700 13,073
Lincoln National Corp 273,900 7,469
Primerica Inc 49,700 10,529
$ 53,366
Internet - 0 .04%
Lulu's Fashion Lounge Holdings Inc
(d)
395,700 594
Iron & Steel - 1 .26%
Commercial Metals Co 355,000 19,078
Leisure Products & Services - 0 .95%
Life Time Group Holdings Inc
(d)
835,800 11,417
Lindblad Expeditions Holdings Inc
(d)
403,200 2,960
$ 14,377

Schedule of Investments
SmallCap Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .10%
Chart Industries Inc
(d)
132,700 $ 19,117
Middleby Corp/The
(d)
85,200 11,840
Zurn Elkay Water Solutions Corp 510,000 15,953
$ 46,910
Mining - 0 .06%
Piedmont Lithium Inc
(d),(e)
68,100 834
Oil & Gas - 5 .25%
Chord Energy Corp 58,600 10,371
Civitas Resources Inc 255,500 18,386
Gulfport Energy Corp
(d)
113,300 17,982
Northern Oil & Gas Inc 262,500 10,707
Patterson-UTI Energy Inc 957,900 10,364
Valaris Ltd
(d)
179,000 11,646
$ 79,456
Oil & Gas Services - 0 .95%
ChampionX Corp 427,300 14,345
Packaging & Containers - 1 .14%
Graphic Packaging Holding Co 670,600 17,335
Pharmaceuticals - 2 .37%
BellRing Brands Inc
(d)
137,000 7,558
Collegium Pharmaceutical Inc
(d)
434,400 16,042
Dexcom Inc
(d)
96,400 12,281
$ 35,881
REITs - 5 .89%
Agree Realty Corp 315,700 18,064
Cousins Properties Inc 536,101 12,298
First Industrial Realty Trust Inc 401,540 18,238
Ladder Capital Corp 593,700 6,371
Pebblebrook Hotel Trust 1,393,536 20,248
Rexford Industrial Realty Inc 326,300 13,969
$ 89,188
Retail - 4 .04%
BJ's Wholesale Club Holdings Inc
(d)
236,651 17,673
Bloomin' Brands Inc 563,300 14,528
Caleres Inc 469,600 17,295
Portillo's Inc
(d)
440,600 5,402
Sally Beauty Holdings Inc
(d)
577,700 6,268
$ 61,166
Semiconductors - 2 .22%
Allegro MicroSystems Inc
(d)
440,800 13,087
Entegris Inc 112,640 14,972
SiTime Corp
(d)
63,000 5,615
$ 33,674
Software - 7 .73%
Aspen Technology Inc
(d)
29,516 5,811
Bentley Systems Inc 83,500 4,386
DigitalOcean Holdings Inc
(d)
242,100 7,955
DoubleVerify Holdings Inc
(d)
294,300 8,623
Duolingo Inc
(d)
36,000 8,127
Jamf Holding Corp
(d)
245,100 4,772
JFrog Ltd
(d)
212,800 8,486
Manhattan Associates Inc
(d)
81,300 16,753
Privia Health Group Inc
(d)
663,668 12,212
Progress Software Corp 167,000 8,320
Sophia Genetics SA
(d)
268,300 1,368
Sprout Social Inc
(d)
215,900 10,892
Verra Mobility Corp
(d)
819,200 19,317
$ 117,022
Telecommunications - 0 .54%
Credo Technology Group Holding Ltd
(d)
461,895 8,254
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .24%
Hub Group Inc 248,100 $ 9,978
Teekay Tankers Ltd 249,600 14,544
World Kinect Corp 399,557 9,390
$ 33,912
TOTAL COMMON STOCKS $ 1,497,513
Total Investments $ 1,514,784
Other Assets and Liabilities -  (0.02)% (371)
TOTAL NET ASSETS - 100.00% $ 1,514,413
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,611 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,414 or 0.09% of net assets.
Portfolio Summary
Sector Percent
Industrial 20 .69%
Financial 19 .78%
Consumer, Non-cyclical 18 .44%
Technology 15 .47%
Consumer, Cyclical 12 .21%
Energy 6 .20%
Utilities 3 .08%
Basic Materials 2 .43%
Money Market Funds 1 .14%
Communications 0 .58%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 27,136 $ 225,541 $ 237,017 $ 15,660
$ 27,136 $ 225,541 $ 237,017 $ 15,660
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 389 $ — $ — $ —
$ 389 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.30% Shares Held Value (000's)
Exchange-Traded Funds - 0.78%
iShares Russell 2000 Growth ETF
(a)
14,400 $ 3,605
SPDR S&P Biotech ETF
(a)
176,944 14,973
$ 18,578
Money Market Funds - 3.52%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(b),(c)
8,830,075 8,830
Principal Government Money Market Fund - Class
R-6 5.22%
(b),(c),(d)
74,552,324 74,552
$ 83,382
TOTAL INVESTMENT COMPANIES $ 101,960
COMMON STOCKS - 96.51% Shares Held Value (000's)
Advertising - 0.00%
Boston Omaha Corp
(e)
171 $ 3
Aerospace & Defense - 2.69%
AAR Corp
(e)
131,329 9,080
AeroVironment Inc
(e)
68,941 11,016
Amprius Technologies Inc
(e)
636 1
Curtiss-Wright Corp 82,147 20,817
Eve Holding Inc
(a),(e)
2,276 12
Joby Aviation Inc
(a),(e)
10,880 55
Kratos Defense & Security Solutions Inc
(e)
496,329 8,845
Leonardo DRS Inc
(e)
500,659 10,775
Loar Holdings Inc
(e)
55,789 2,919
Moog Inc 682 109
Redwire Corp
(e)
873 3
Rocket Lab USA Inc
(e)
33,155 125
Virgin Galactic Holdings Inc
(e)
23,527 20
$ 63,777
Agriculture - 0.01%
Dole PLC 4,726 58
Ispire Technology Inc
(e)
2,077 11
Turning Point Brands Inc 1,977 57
Vector Group Ltd 2,948 30
Vital Farms Inc
(e)
3,615 97
$ 253
Airlines - 0.15%
Allegiant Travel Co 204 11
Frontier Group Holdings Inc
(a),(e)
4,516 27
Sun Country Airlines Holdings Inc
(e)
272,630 3,629
$ 3,667
Apparel - 0.05%
Hanesbrands Inc
(e)
27,458 125
Kontoor Brands Inc 6,560 407
Oxford Industries Inc 1,326 143
Rocky Brands Inc 57 1
Steven Madden Ltd 8,635 349
Torrid Holdings Inc
(a),(e)
1,481 8
Wolverine World Wide Inc 8,208 88
$ 1,121
Automobile Manufacturers - 0.01%
Blue Bird Corp
(e)
226 8
Wabash National Corp 5,372 124
Workhorse Group Inc
(e)
989 —
$ 132
Automobile Parts & Equipment - 0.45%
Commercial Vehicle Group Inc
(e)
423 2
Cooper-Standard Holdings Inc
(e)
612 9
Dorman Products Inc
(e)
3,057 267
Douglas Dynamics Inc 2,613 59
Fox Factory Holding Corp
(e)
4,973 194
Gentherm Inc
(e)
3,813 193
indie Semiconductor Inc
(e)
779,996 4,384
Luminar Technologies Inc
(a),(e)
34,064 50
Miller Industries Inc/TN 88 4
SES AI Corp
(e)
1,345 2
Shyft Group Inc/The 4,222 46
Visteon Corp
(e)
32,168 3,559
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
34,167 $ 1,796
$ 10,565
Banks - 0.99%
BancFirst Corp 356 32
Bancorp Inc/The
(e)
61,459 1,840
Bank of NT Butterfield & Son Ltd/The 429 15
Bank7 Corp 24 1
BayCom Corp 130 3
Burke & Herbert Financial Services Corp 58 3
Capital City Bank Group Inc 574 15
Citizens Financial Services Inc 88 3
City Holding Co 166 17
Coastal Financial Corp/WA
(e)
1,239 48
Community West Bancshares 425 7
Esquire Financial Holdings Inc 721 34
First BanCorp/Puerto Rico 1,704 29
First Financial Bankshares Inc 15,261 451
Five Star Bancorp 636 14
Lakeland Financial Corp 204 12
Metropolitan Bank Holding Corp
(e)
103 4
MVB Financial Corp 118 2
NBT Bancorp Inc 467 16
Pathward Financial Inc 992 50
Plumas Bancorp 85 3
Popular Inc 37,728 3,206
Prosperity Bancshares Inc 280,877 17,406
ServisFirst Bancshares Inc 1,988 117
Stellar Bancorp Inc 306 7
Stock Yards Bancorp Inc 2,756 123
Third Coast Bancshares Inc
(e)
114 2
Westamerica BanCorp 984 46
$ 23,506
Beverages - 0.05%
BRC Inc
(a),(e)
5,069 20
Coca-Cola Consolidated Inc 558 461
Duckhorn Portfolio Inc/The
(e)
1,391 12
MGP Ingredients Inc 1,829 143
National Beverage Corp
(e)
2,748 122
Primo Water Corp 2,521 48
Vita Coco Co Inc/The
(e)
4,388 106
Westrock Coffee Co
(e)
3,327 34
Zevia PBC
(e)
303,196 261
$ 1,207
Biotechnology - 8.00%
4D Molecular Therapeutics Inc
(e)
390 9
89bio Inc
(e)
9,223 78
ACADIA Pharmaceuticals Inc
(e)
441,700 7,381
Actinium Pharmaceuticals Inc
(a),(e)
3,074 24
ADMA Biologics Inc
(e)
13,210 86
Aerovate Therapeutics Inc
(a),(e)
1,310 26
Agenus Inc
(a),(e)
442 5
Akero Therapeutics Inc
(e)
278,311 5,536
Aldeyra Therapeutics Inc
(e)
5,447 21
Alpine Immune Sciences Inc
(e)
2,367 153
Amicus Therapeutics Inc
(e)
33,975 339
AnaptysBio Inc
(e)
1,906 46
Anavex Life Sciences Corp
(a),(e)
8,465 31
ANI Pharmaceuticals Inc
(e)
1,288 85
Apogee Therapeutics Inc
(e)
53,230 2,677
Arbutus Biopharma Corp
(e)
9,230 25
Arcellx Inc
(e)
4,463 223
Arcturus Therapeutics Holdings Inc
(e)
249 6
Arcus Biosciences Inc
(e)
1,897 29
Arcutis Biotherapeutics Inc
(e)
9,240 77
Ardelyx Inc
(e)
17,671 113
ArriVent Biopharma Inc
(e)
512 8
Arrowhead Pharmaceuticals Inc
(e)
13,581 307
ARS Pharmaceuticals Inc
(e)
634 5
Astria Therapeutics Inc
(e)
5,097 47

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Atara Biotherapeutics Inc
(e)
1,123 $ 1
Aurinia Pharmaceuticals Inc
(e)
15,837 81
Avid Bioservices Inc
(e)
7,322 56
Axsome Therapeutics Inc
(e)
4,147 306
Beam Therapeutics Inc
(e)
7,872 167
BioCryst Pharmaceuticals Inc
(e)
16,692 69
Biomea Fusion Inc
(a),(e)
2,328 25
BioVie Inc
(e)
428 —
Blueprint Medicines Corp
(e)
275,189 25,135
Bridgebio Pharma Inc
(e)
412,911 10,579
Cabaletta Bio Inc
(e)
3,565 38
Cargo Therapeutics Inc
(e)
1,147 22
Cartesian Therapeutics Inc
(a),(e)
118 3
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
4,685 104
Celldex Therapeutics Inc
(e)
46,045 1,723
Cerevel Therapeutics Holdings Inc
(e)
8,362 357
CG oncology Inc
(a),(e)
126,241 5,074
Chinook Therapeutics Inc - Contingent Value Rights
(e),(f)
1,785 1
Cogent Biosciences Inc
(e)
5,264 34
Compass Therapeutics Inc
(e)
1,090 2
Crinetics Pharmaceuticals Inc
(e)
1,260 55
Cue Biopharma Inc
(e)
4,525 9
Cytek Biosciences Inc
(e)
14,172 85
Cytokinetics Inc
(e)
231,804 14,215
Day One Biopharmaceuticals Inc
(e)
6,673 114
Deciphera Pharmaceuticals Inc
(e)
44,572 1,126
Denali Therapeutics Inc
(e)
13,967 216
Disc Medicine Inc
(e)
1,035 29
Dynavax Technologies Corp
(e)
12,731 145
Dyne Therapeutics Inc
(e)
1,971 50
Evolus Inc
(e)
4,885 57
EyePoint Pharmaceuticals Inc
(e)
2,338 41
Genelux Corp
(a),(e)
584 2
Geron Corp
(e)
45,363 178
Guardant Health Inc
(e)
13,211 238
Halozyme Therapeutics Inc
(e)
234,751 8,944
Harvard Bioscience Inc
(e)
5,452 21
HilleVax Inc
(e)
782 10
Humacyte Inc
(e)
6,262 24
Ideaya Biosciences Inc
(e)
4,935 201
ImmunityBio Inc
(a),(e)
12,710 102
Immunome Inc
(e)
68,029 956
Immunovant Inc
(e)
89,450 2,455
Inhibrx Inc
(e)
2,633 90
Innoviva Inc
(e)
721 11
Insmed Inc
(e)
387,411 9,577
Intellia Therapeutics Inc
(e)
111,147 2,378
Intra-Cellular Therapies Inc
(e)
240,252 17,253
Janux Therapeutics Inc
(e)
122 7
Karyopharm Therapeutics Inc
(e)
15,236 16
Keros Therapeutics Inc
(e)
2,979 168
Krystal Biotech Inc
(e)
2,530 387
Kymera Therapeutics Inc
(e)
4,747 160
Kyverna Therapeutics Inc
(a),(e)
65,709 995
Legend Biotech Corp ADR
(e)
78,412 3,430
Lexeo Therapeutics Inc
(e)
534 7
Lexicon Pharmaceuticals Inc
(e)
5,114 8
Ligand Pharmaceuticals Inc
(e)
292 20
Lineage Cell Therapeutics Inc
(e)
17,851 19
Liquidia Corp
(e)
4,134 53
MacroGenics Inc
(e)
2,146 32
MeiraGTx Holdings plc
(e)
3,227 16
Merrimack Pharmaceuticals Inc
(e)
1,408 21
Mersana Therapeutics Inc
(e)
7,920 25
Mineralys Therapeutics Inc
(a),(e)
668 8
MoonLake Immunotherapeutics
(e)
71,490 2,925
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Mural Oncology PLC
(a),(e)
2,086 $ 8
NeoGenomics Inc
(e)
1,561,737 21,739
Neumora Therapeutics Inc
(e)
851 8
Novavax Inc
(a),(e)
10,822 47
Nuvalent Inc
(e)
3,084 212
Omega Therapeutics Inc
(a),(e)
3,065 7
Omeros Corp
(e)
2,905 9
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 2
PDS Biotechnology Corp
(e)
3,271 11
PepGen Inc
(e)
346 4
Phathom Pharmaceuticals Inc
(a),(e)
1,066 10
Pliant Therapeutics Inc
(e)
6,669 79
Prime Medicine Inc
(e)
4,634 23
ProKidney Corp
(a),(e)
1,283 3
Prothena Corp PLC
(e)
4,915 100
PTC Therapeutics Inc
(e)
6,784 218
RAPT Therapeutics Inc
(e)
2,612 20
Replimune Group Inc
(e)
42,312 269
REVOLUTION Medicines Inc
(e)
12,086 451
Rigel Pharmaceuticals Inc
(e)
18,829 20
Rocket Pharmaceuticals Inc
(e)
6,469 139
Sage Therapeutics Inc
(e)
5,776 80
Sana Biotechnology Inc
(e)
816 7
Savara Inc
(e)
894 4
Scilex Holding Co
(e)
1,010 1
SpringWorks Therapeutics Inc
(e)
7,995 373
Syndax Pharmaceuticals Inc
(e)
7,662 162
Tela Bio Inc
(e)
2,035 9
Terns Pharmaceuticals Inc
(e)
3,848 19
TG Therapeutics Inc
(e)
16,225 222
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
469,658 2,598
Turnstone Biologics Corp
(e)
322 1
Tyra Biosciences Inc
(a),(e)
618 11
Ultragenyx Pharmaceutical Inc
(e)
215,027 9,147
UroGen Pharma Ltd
(e)
2,657 37
Vaxxinity Inc
(e)
4,898 1
Ventyx Biosciences Inc
(e)
5,481 20
Vera Therapeutics Inc
(e)
2,233 88
Vericel Corp
(e)
5,551 255
Viking Therapeutics Inc
(e)
222,220 17,684
Vir Biotechnology Inc
(e)
506 4
Viridian Therapeutics Inc
(e)
222,598 2,951
WaVe Life Sciences Ltd
(e)
22,130 109
X4 Pharmaceuticals Inc
(e)
7,568 8
Xencor Inc
(e)
3,668 77
Xenon Pharmaceuticals Inc
(e)
109,852 4,465
Zentalis Pharmaceuticals Inc
(e)
6,795 75
$ 189,781
Building Materials - 3.15%
AAON Inc 7,915 745
American Woodmark Corp
(e)
133 12
Apogee Enterprises Inc 957 59
AZEK Co Inc/The
(e)
436,444 19,919
Gibraltar Industries Inc
(e)
1,983 142
Griffon Corp 2,724 178
Louisiana-Pacific Corp 79,701 5,833
LSI Industries Inc 2,489 36
Masonite International Corp
(e)
2,566 340
Modine Manufacturing Co
(e)
179,141 16,594
Simpson Manufacturing Co Inc 5,029 875
SPX Technologies Inc
(e)
163,788 19,952
Summit Materials Inc
(e)
257,900 10,032
UFP Industries Inc 1,076 121
$ 74,838

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1.62%
American Vanguard Corp 574 $ 6
Arcadium Lithium PLC
(e)
119,916 528
Balchem Corp 3,748 530
Cabot Corp 6,350 579
Codexis Inc
(e)
996 3
Ecovyst Inc
(e)
2,333 22
Element Solutions Inc 378,802 8,762
Hawkins Inc 2,238 169
HB Fuller Co 187,140 13,982
Ingevity Corp
(e)
4,256 218
Innospec Inc 2,572 309
Lightwave Logic Inc
(a),(e)
13,695 52
Oil-Dri Corp of America 162 11
Orion SA 6,465 153
Quaker Chemical Corp 67,599 12,609
Rogers Corp
(e)
1,486 177
Sensient Technologies Corp 4,907 359
Stepan Co 292 24
$ 38,493
Coal - 0.00%
Alpha Metallurgical Resources Inc 91 30
Commercial Services - 5 .32%
2U Inc
(e)
671 —
AirSculpt Technologies Inc
(e)
1,427 8
Alarm.com Holdings Inc
(e)
5,589 372
Alta Equipment Group Inc 2,703 30
AMN Healthcare Services Inc
(e)
4,439 266
API Group Corp
(e)
16,460 635
Arlo Technologies Inc
(e)
38,607 478
Barrett Business Services Inc 704 86
Bright Horizons Family Solutions Inc
(e)
250,830 26,014
Brink's Co/The 5,212 456
Cadiz Inc
(e)
5,100 12
Carriage Services Inc 1,571 40
Cass Information Systems Inc 1,381 60
CBIZ Inc
(e)
5,592 398
Chegg Inc
(e)
11,507 60
Cimpress PLC
(e)
1,165 99
Cipher Mining Inc
(a),(e)
321 1
Cleanspark Inc
(e)
2,782 46
CompoSecure Inc
(a),(e)
1,844 13
CorVel Corp
(e)
1,020 244
Coursera Inc
(e)
15,488 158
CPI Card Group Inc
(e)
537 9
CRA International Inc 795 115
Cross Country Healthcare Inc
(e)
690 12
Custom Truck One Source Inc
(e)
6,551 33
Distribution Solutions Group Inc
(e)
1,060 35
European Wax Center Inc
(e)
3,999 47
EVERTEC Inc 7,623 286
First Advantage Corp
(a)
340,836 5,556
FiscalNote Holdings Inc
(e)
1,495 2
Flywire Corp
(e)
475,005 9,737
Forrester Research Inc
(e)
1,377 25
Franklin Covey Co
(e)
1,331 52
FTI Consulting Inc
(e)
90,879 19,432
Hackett Group Inc/The 2,666 58
Healthcare Services Group Inc
(e)
8,253 88
Herc Holdings Inc 23,316 3,335
HireQuest Inc 675 9
Huron Consulting Group Inc
(e)
2,147 200
I3 Verticals Inc
(e)
2,609 59
ICF International Inc 2,193 316
Information Services Group Inc 2,388 8
Insperity Inc 4,139 426
Kforce Inc 2,176 134
Laureate Education Inc 12,938 188
Legalzoom.com Inc
(e)
15,654 187
Marathon Digital Holdings Inc
(e)
26,242 421
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Marqeta Inc
(e)
7,799 $ 43
Matthews International Corp 923 25
Medifast Inc 1,335 37
Mister Car Wash Inc
(e)
1,564,747 10,468
National Research Corp 1,656 57
Payoneer Global Inc
(e)
31,042 153
Performant Financial Corp
(e)
6,891 18
Priority Technology Holdings Inc
(e)
2,273 7
PROG Holdings Inc 997 33
Progyny Inc
(e)
9,285 298
Remitly Global Inc
(e)
15,922 284
Rent the Runway Inc
(a),(e)
17 —
Rentokil Initial PLC ADR
(a)
352,831 9,040
Riot Platforms Inc
(a),(e)
16,156 163
Sabre Corp
(e)
9,703 28
Shift4 Payments Inc
(e)
235,291 13,614
SoundThinking Inc
(e)
1,327 18
SP Plus Corp
(e)
2,261 115
Sterling Check Corp
(e)
189 3
StoneCo Ltd
(e)
20,694 323
Stride Inc
(e)
4,943 330
Target Hospitality Corp
(e)
3,917 44
Transcat Inc
(e)
959 103
TriNet Group Inc 73,201 7,347
Udemy Inc
(e)
10,477 105
Universal Technical Institute Inc
(e)
946 14
Upbound Group Inc 5,853 182
Viad Corp
(e)
2,356 81
WEX Inc
(e)
61,481 12,988
ZipRecruiter Inc
(e)
7,902 81
$ 126,248
Computers - 3.52%
ASGN Inc
(e)
1,395 135
Cantaloupe Inc
(e)
4,555 26
Corsair Gaming Inc
(e)
4,301 48
Cricut Inc 5,602 30
ExlService Holdings Inc
(e)
18,936 549
Grid Dynamics Holdings Inc
(e)
5,292 52
Insight Enterprises Inc
(e)
3,294 601
Integral Ad Science Holding Corp
(e)
7,871 75
Lumentum Holdings Inc
(e)
84,344 3,691
Maximus Inc 7,104 570
Mitek Systems Inc
(e)
4,783 60
NextNav Inc
(e)
6,043 55
OneSpan Inc
(e)
4,315 47
PAR Technology Corp
(e)
263 11
Parsons Corp
(e)
2,180 171
PlayAGS Inc
(e)
4,431 39
Presto Automation Inc
(e)
556 —
Qualys Inc
(e)
4,358 714
Rapid7 Inc
(e)
82,169 3,681
Rimini Street Inc
(e)
7,031 19
Super Micro Computer Inc
(e)
57,441 49,331
Tenable Holdings Inc
(e)
247,284 11,120
Thoughtworks Holding Inc
(e)
10,843 25
TTEC Holdings Inc 2,616 19
Varonis Systems Inc
(e)
285,554 12,494
Velo3D Inc
(e)
12,508 3
$ 83,566
Consumer Products - 0.02%
Bright Green Corp
(e)
7,126 2
WD-40 Co 1,590 359
$ 361
Cosmetics & Personal Care - 0.06%
Beauty Health Co/The
(a),(e)
9,483 31
elf Beauty Inc
(e)
6,323 1,028
Inter Parfums Inc 2,150 250
$ 1,309

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0.65%
EVI Industries Inc 728 $ 15
Global Industrial Co 1,175 45
H&E Equipment Services Inc 3,742 181
Hudson Technologies Inc
(e)
893 9
MRC Global Inc
(e)
3,574 40
SiteOne Landscape Supply Inc
(e)
96,747 15,178
ThredUp Inc
(e)
1,185 2
$ 15,470
Diversified Financial Services - 3.05%
AlTi Global Inc
(e)
2,671 12
Artisan Partners Asset Management Inc 5,179 212
AssetMark Financial Holdings Inc
(e)
2,546 86
Atlanticus Holdings Corp
(e)
34 1
B Riley Financial Inc
(a)
2,362 81
BGC Group Inc 20,004 157
Bit Digital Inc
(a),(e)
1,377 3
Brightsphere Investment Group Inc 1,485 33
Brookfield Business Corp 3,015 61
Cohen & Steers Inc 3,019 208
Columbia Financial Inc
(e)
1,427 24
Diamond Hill Investment Group Inc 329 49
Federal Agricultural Mortgage Corp 177 33
FTAI Aviation Ltd 245,918 17,266
GCM Grosvenor Inc 4,744 45
Hamilton Lane Inc 2,530 283
Houlihan Lokey Inc 169,169 21,567
International Money Express Inc
(e)
3,664 74
LendingTree Inc
(e)
93,949 4,535
Moelis & Co 132,924 6,524
NerdWallet Inc
(e)
3,930 49
OppFi Inc 142 —
Pagseguro Digital Ltd
(e)
14,152 176
Paysign Inc
(e)
4,105 19
PennyMac Financial Services Inc 218 19
Perella Weinberg Partners 4,900 73
Piper Sandler Cos 1,678 328
PJT Partners Inc 2,751 260
Regional Management Corp 127 3
Silvercrest Asset Management Group Inc 1,270 19
StepStone Group Inc 238,000 8,585
Stifel Financial Corp 139,693 11,164
StoneX Group Inc
(e)
346 25
Upstart Holdings Inc
(a),(e)
8,673 192
Victory Capital Holdings Inc 2,794 142
Virtus Investment Partners Inc 104 23
WisdomTree Inc 16,155 144
World Acceptance Corp
(e)
34 5
$ 72,480
Electric - 0.03%
Ameresco Inc
(e)
3,741 78
FTC Solar Inc
(e)
6,635 3
Genie Energy Ltd 1,401 22
MGE Energy Inc 2,146 168
Ormat Technologies Inc 4,042 258
Otter Tail Corp 2,535 217
PNM Resources Inc 1,056 39
Unitil Corp 537 27
$ 812
Electrical Components & Equipment - 1.15%
Belden Inc 2,994 243
Blink Charging Co
(a),(e)
3,382 9
Energizer Holdings Inc 8,373 240
EnerSys 4,425 400
Littelfuse Inc 34,101 7,865
Novanta Inc
(e)
59,292 9,280
Universal Display Corp 59,336 9,374
$ 27,411
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1.39%
Advanced Energy Industries Inc 4,382 $ 420
Akoustis Technologies Inc
(e)
12,841 8
Allient Inc 1,484 44
Applied Optoelectronics Inc
(e)
144,936 1,428
Atkore Inc 4,363 765
Atmus Filtration Technologies Inc
(e)
6,060 184
Badger Meter Inc 3,447 630
Bel Fuse Inc 97 6
CTS Corp 3,603 165
Enovix Corp
(a),(e)
16,224 102
ESCO Technologies Inc 1,705 173
Evolv Technologies Holdings Inc
(a),(e)
2,640 10
FARO Technologies Inc
(e)
185 3
Itron Inc
(e)
477 44
Kimball Electronics Inc
(e)
665 14
Mesa Laboratories Inc 630 67
MicroVision Inc
(a),(e)
22,361 32
Napco Security Technologies Inc 118,962 4,842
NEXTracker Inc
(e)
301,783 12,913
NVE Corp 495 40
OSI Systems Inc
(e)
1,886 248
Plexus Corp
(e)
2,846 287
Sanmina Corp
(e)
386 23
SKYX Platforms Corp
(e)
7,882 8
Stoneridge Inc
(e)
620 9
Vicor Corp
(e)
2,570 83
Woodward Inc 63,703 10,343
$ 32,891
Energy - Alternate Sources - 0.03%
Array Technologies Inc
(e)
17,737 219
Eos Energy Enterprises Inc
(a),(e)
18,564 14
Fluence Energy Inc
(e)
6,845 122
Green Plains Inc
(e)
1,211 25
Maxeon Solar Technologies Ltd
(a),(e)
2,307 5
Montauk Renewables Inc
(e)
7,809 28
REX American Resources Corp
(e)
464 26
Shoals Technologies Group Inc
(e)
20,083 170
Sunnova Energy International Inc
(a),(e)
6,041 25
SunPower Corp
(a),(e)
10,230 21
TPI Composites Inc
(e)
4,842 15
$ 670
Engineering & Construction - 2.53%
Bowman Consulting Group Ltd
(e)
1,266 41
Centuri Holdings Inc
(e)
127,408 3,153
Comfort Systems USA Inc 57,446 17,774
Concrete Pumping Holdings Inc
(e)
1,874 13
Construction Partners Inc
(e)
184,516 9,528
Dycom Industries Inc
(e)
3,358 470
Exponent Inc 5,910 543
Fluor Corp
(e)
241,744 9,750
Frontdoor Inc
(e)
9,481 291
Granite Construction Inc 715 40
IES Holdings Inc
(e)
958 129
INNOVATE Corp
(e)
1,438 1
Iteris Inc
(e)
2,906 13
Limbach Holdings Inc
(e)
209 10
MYR Group Inc
(e)
1,926 320
NV5 Global Inc
(e)
81,266 7,578
Primoris Services Corp 457 21
Southland Holdings Inc
(e)
22 —
Sterling Infrastructure Inc
(e)
3,042 309
TopBuild Corp
(e)
25,047 10,136
$ 60,120
Entertainment - 1.02%
Accel Entertainment Inc
(e)
6,222 67
Atlanta Braves Holdings Inc - A shares
(a),(e)
1,147 46
Atlanta Braves Holdings Inc - C shares
(e)
5,310 199
Bally's Corp
(e)
1,891 25
Churchill Downs Inc 134,108 17,300

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Cinemark Holdings Inc
(e)
10,708 $ 184
Everi Holdings Inc
(e)
5,951 49
Golden Entertainment Inc 2,343 75
IMAX Corp
(e)
5,238 84
International Game Technology PLC 12,708 251
Light & Wonder Inc
(e)
54,836 4,895
Lions Gate Entertainment Corp - A shares
(e)
4,616 47
Lions Gate Entertainment Corp - B shares
(e)
9,578 90
Loop Media Inc
(e)
4,306 1
Madison Square Garden Entertainment Corp
(e)
3,948 155
Monarch Casino & Resort Inc 1,548 105
RCI Hospitality Holdings Inc 993 50
Red Rock Resorts Inc 2,979 158
Rush Street Interactive Inc
(e)
7,546 48
Six Flags Entertainment Corp
(e)
6,757 159
Super Group SGHC Ltd
(e)
15,934 50
United Parks & Resorts Inc
(e)
4,017 204
$ 24,242
Environmental Control - 2.74%
374Water Inc
(a),(e)
7,758 12
Casella Waste Systems Inc
(e)
148,221 13,399
Energy Recovery Inc
(e)
6,502 97
LanzaTech Global Inc
(e)
2,594 6
Montrose Environmental Group Inc
(e)
210,218 9,127
Pure Cycle Corp
(e)
2,435 23
PureCycle Technologies Inc
(a),(e)
3,158 15
Tetra Tech Inc 65,199 12,695
Waste Connections Inc 182,761 29,624
$ 64,998
Food - 1.38%
Beyond Meat Inc
(a),(e)
6,918 47
Calavo Growers Inc 1,997 54
Cal-Maine Foods Inc 4,480 248
Chefs' Warehouse Inc/The
(e)
342,489 11,329
Fresh Market Inc - Escrow
(e),(f)
9,211 —
Grocery Outlet Holding Corp
(e)
397,160 10,314
J & J Snack Foods Corp 1,764 242
John B Sanfilippo & Son Inc 1,050 105
Krispy Kreme Inc 3,254 41
Lancaster Colony Corp 2,289 437
Mission Produce Inc
(e)
841 9
Nathan's Famous Inc 344 22
Simply Good Foods Co/The
(e)
133,481 4,866
Sprouts Farmers Market Inc
(e)
11,922 787
SunOpta Inc
(a),(e)
10,345 68
TreeHouse Foods Inc
(e)
721 27
Utz Brands Inc 229,470 4,138
$ 32,734
Forest Products & Paper - 0.01%
Sylvamo Corp 4,169 261
Gas - 0 .02%
Brookfield Infrastructure Corp 1,487 45
Chesapeake Utilities Corp 1,650 175
New Jersey Resources Corp 5,943 260
RGC Resources Inc 117 2
$ 482
Hand & Machine Tools - 0.61%
Cadre Holdings Inc 2,247 75
Enerpac Tool Group Corp 6,372 227
Franklin Electric Co Inc 5,386 519
MSA Safety Inc 76,365 13,776
$ 14,597
Healthcare - Products - 7.47%
Accuray Inc
(e)
10,475 22
Adaptive Biotechnologies Corp
(e)
9,752 25
Akoya Biosciences Inc
(a),(e)
2,712 10
Alphatec Holdings Inc
(e)
258,262 3,259
Artivion Inc
(e)
754 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
AtriCure Inc
(e)
383,239 $ 9,244
Atrion Corp 160 68
Avita Medical Inc
(e)
2,945 25
Axogen Inc
(e)
4,812 31
Axonics Inc
(e)
5,800 386
BioLife Solutions Inc
(e)
3,763 66
Bio-Techne Corp 104,917 6,632
Bruker Corp 183,970 14,351
Castle Biosciences Inc
(e)
1,121 24
Cerus Corp
(e)
20,781 35
ClearPoint Neuro Inc
(a),(e)
2,521 14
CONMED Corp 3,563 242
Cutera Inc
(a),(e)
248 1
CVRx Inc
(e)
136,027 2,109
Embecta Corp 778 8
Establishment Labs Holdings Inc
(e)
259,986 13,002
Glaukos Corp
(e)
5,529 531
Haemonetics Corp
(e)
13,109 1,205
Inari Medical Inc
(e)
353,275 13,192
InfuSystem Holdings Inc
(e)
2,475 18
Inmode Ltd
(e)
9,049 155
iRadimed Corp 857 35
iRhythm Technologies Inc
(e)
98,769 10,823
KORU Medical Systems Inc
(e)
4,223 9
Lantheus Holdings Inc
(e)
7,934 528
LeMaitre Vascular Inc 2,285 148
LivaNova PLC
(e)
188,532 10,511
MaxCyte Inc
(e)
725 3
Merit Medical Systems Inc
(e)
109,777 8,135
Natera Inc
(e)
161,247 14,977
Nevro Corp
(e)
1,648 17
Omnicell Inc
(e)
2,572 69
Orchestra BioMed Holdings Inc
(e)
1,832 8
Orthofix Medical Inc
(e)
217,896 2,833
OrthoPediatrics Corp
(e)
188,366 5,582
Pacific Biosciences of California Inc
(e)
17,280 28
Paragon 28 Inc
(e)
5,118 47
Patterson Cos Inc 2,083 53
PROCEPT BioRobotics Corp
(e)
268,650 14,233
Pulmonx Corp
(e)
4,362 33
Pulse Biosciences Inc
(a),(e)
490 4
Quanterix Corp
(e)
539,720 8,700
Repligen Corp
(e)
50,431 8,281
RxSight Inc
(e)
3,301 172
Sanara Medtech Inc
(e)
452 14
Semler Scientific Inc
(e)
539 14
SI-BONE Inc
(e)
470,765 6,713
Silk Road Medical Inc
(e)
4,467 87
Soleno Therapeutics Inc
(e)
68,850 3,075
STAAR Surgical Co
(e)
5,725 263
Surmodics Inc
(e)
1,582 41
Tactile Systems Technology Inc
(e)
2,947 40
TransMedics Group Inc
(e)
131,853 12,411
Treace Medical Concepts Inc
(e)
434,104 4,502
UFP Technologies Inc
(e)
830 171
Utah Medical Products Inc 378 25
Vicarious Surgical Inc
(e)
3,909 1
Zynex Inc
(a),(e)
2,135 23
$ 177,279
Healthcare - Services - 2.39%
Accolade Inc
(e)
661,338 5,046
Addus HomeCare Corp
(e)
834 80
Agiliti Inc
(e)
3,036 31
agilon health Inc
(e)
288,756 1,588
Astrana Health Inc
(e)
5,055 188
Aveanna Healthcare Holdings Inc
(e)
1,679 4
BrightSpring Health Services Inc
(a),(e)
417,111 4,459
DocGo Inc
(e)
9,111 31
Encompass Health Corp 179,167 14,939

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Ensign Group Inc/The 6,389 $ 756
HealthEquity Inc
(e)
192,815 15,215
Innovage Holding Corp
(e)
2,379 8
Joint Corp/The
(e)
1,915 23
LifeStance Health Group Inc
(a),(e)
664,742 4,108
ModivCare Inc
(e)
1,494 35
Nano-X Imaging Ltd
(a),(e)
581 5
Oscar Health Inc
(e)
1,454 25
P3 Health Partners Inc
(e)
5,015 3
Pennant Group Inc/The
(e)
3,312 69
Quipt Home Medical Corp
(e)
5,513 20
RadNet Inc
(e)
191,175 9,272
Select Medical Holdings Corp 12,160 345
Surgery Partners Inc
(e)
8,018 200
US Physical Therapy Inc 1,713 174
Viemed Healthcare Inc
(e)
3,999 33
$ 56,657
Home Builders - 1.10%
Cavco Industries Inc
(e)
981 357
Dream Finders Homes Inc
(e)
1,216 43
Green Brick Partners Inc
(e)
973 53
Installed Building Products Inc 22,547 5,315
LCI Industries 1,091 114
LGI Homes Inc
(e)
214 19
Meritage Homes Corp 58,400 9,679
Skyline Champion Corp
(e)
140,869 10,564
$ 26,144
Home Furnishings - 0.98%
Arhaus Inc 391,931 4,962
iRobot Corp
(a),(e)
2,909 25
Lovesac Co/The
(e)
1,676 37
SharkNinja Inc 210,039 13,501
Sleep Number Corp
(e)
1,527 20
Sonos Inc
(e)
14,494 245
Vizio Holding Corp
(a),(e)
432,345 4,583
$ 23,373
Insurance - 1.72%
AMERISAFE Inc 1,111 51
BRP Group Inc
(e)
257,043 6,847
Crawford & Co 1,948 18
eHealth Inc
(e)
1,175 5
F&G Annuities & Life Inc 131 5
Fidelis Insurance Holdings Ltd 1,761 33
Goosehead Insurance Inc
(e)
2,496 142
Hamilton Insurance Group Ltd
(e)
474 7
HCI Group Inc 853 97
Investors Title Co 26 4
Kingsway Financial Services Inc
(e)
1,371 12
Kinsale Capital Group Inc 11,848 4,304
Lemonade Inc
(a),(e)
999 17
NMI Holdings Inc
(e)
748 23
Palomar Holdings Inc
(e)
130,968 10,303
RLI Corp 67,771 9,579
Selective Insurance Group Inc 7,032 715
SiriusPoint Ltd
(e)
834 10
Skyward Specialty Insurance Group Inc
(e)
241,461 8,432
Tiptree Inc 827 13
Trupanion Inc
(a),(e)
4,611 104
Universal Insurance Holdings Inc 667 13
$ 40,734
Internet - 1.96%
Cargurus Inc
(e)
11,217 252
CarParts.com Inc
(e)
6,412 8
Cars.com Inc
(e)
7,771 130
Cogent Communications Holdings Inc 204,885 13,149
Couchbase Inc
(e)
4,134 100
Entravision Communications Corp 7,041 15
ePlus Inc
(e)
189 15
Eventbrite Inc
(e)
8,162 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
EverQuote Inc
(e)
2,311 $ 47
Figs Inc
(e)
13,200 67
Gambling.com Group Ltd
(e)
1,794 16
Grindr Inc
(a),(e)
4,776 47
HealthStream Inc 1,156 30
Hims & Hers Health Inc
(e)
14,491 182
Liquidity Services Inc
(e)
1,588 27
Magnite Inc
(e)
6,698 59
MediaAlpha Inc
(e)
2,361 48
Mondee Holdings Inc
(e)
4,904 11
Nerdy Inc
(e)
8,718 23
Nextdoor Holdings Inc
(e)
10,458 21
Open Lending Corp
(e)
10,712 55
Opendoor Technologies Inc
(e)
3,706 7
OptimizeRx Corp
(e)
2,145 22
Perficient Inc
(e)
20,438 966
Pinterest Inc
(e)
362,900 12,139
Q2 Holdings Inc
(e)
181,383 9,321
QuinStreet Inc
(e)
6,164 111
Revolve Group Inc
(e)
4,633 92
Shutterstock Inc 2,862 122
Solo Brands Inc
(e)
1,823 3
Sprinklr Inc
(e)
12,354 144
Squarespace Inc
(e)
1,993 69
Stitch Fix Inc
(e)
5,407 11
TechTarget Inc
(e)
3,010 83
Tucows Inc
(e)
502 9
Upwork Inc
(e)
14,637 171
Vivid Seats Inc
(e)
3,112 16
Wayfair Inc
(e)
171,680 8,610
Yelp Inc
(e)
7,776 313
Ziff Davis Inc
(e)
1,208 61
$ 46,615
Investment Companies - 0.14%
Trinity Capital Inc 218,256 3,311
Iron & Steel - 1.03%
ATI Inc
(e)
197,052 11,764
Carpenter Technology Corp 146,754 12,577
$ 24,341
Leisure Products & Services - 0.28%
Acushnet Holdings Corp 3,523 215
Bowlero Corp
(a)
1,905 22
Camping World Holdings Inc 4,872 99
Clarus Corp 541,420 3,427
Dragonfly Energy Holdings Corp
(e)
3,096 3
Escalade Inc 50 —
Global Business Travel Group I
(a),(e)
3,780 23
Life Time Group Holdings Inc
(e)
1,622 22
Lindblad Expeditions Holdings Inc
(e)
233 2
Livewire Group Inc
(e)
2,252 15
Malibu Boats Inc
(e)
1,440 49
Marine Products Corp
(a)
1,058 11
MasterCraft Boat Holdings Inc
(e)
2,122 43
OneSpaWorld Holdings Ltd
(e)
208,023 2,646
Xponential Fitness Inc
(e)
2,326 30
$ 6,607
Lodging - 0.02%
Century Casinos Inc
(e)
2,981 9
Full House Resorts Inc
(e)
3,825 19
Hilton Grand Vacations Inc
(e)
9,220 384
$ 412
Machinery - Construction & Mining - 0.03%
Babcock & Wilcox Enterprises Inc
(e)
650 1
Bloom Energy Corp
(a),(e)
22,565 251
Hyster-Yale Materials Handling Inc 1,276 75
NuScale Power Corp
(a),(e)
6,556 38
Terex Corp 4,494 252
Transphorm Inc
(a),(e)
4,030 19
$ 636

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2.34%
Alamo Group Inc 1,182 $ 230
Albany International Corp 3,172 253
Applied Industrial Technologies Inc 4,521 828
Cactus Inc 211,791 10,513
Chart Industries Inc
(e)
71,437 10,291
CSW Industrials Inc 1,805 429
Esab Corp 82,024 8,685
Gorman-Rupp Co/The 594 20
GrafTech International Ltd 12,792 22
IDEX Corp 33,156 7,310
Kadant Inc 1,369 375
Lindsay Corp 1,295 150
Mueller Water Products Inc - Class A 381,880 6,049
Tennant Co 1,143 133
Thermon Group Holdings Inc
(e)
485 16
Watts Water Technologies Inc 3,205 636
Zurn Elkay Water Solutions Corp 304,870 9,536
$ 55,476
Media - 0.00%
EW Scripps Co/The
(e)
3,280 12
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Gray Television Inc 649 4
Sinclair Inc 662 8
Townsquare Media Inc 1,469 18
Value Line Inc 81 3
$ 45
Metal Fabrication & Hardware - 0.43%
Helios Technologies Inc 3,859 174
Janus International Group Inc
(e)
9,929 143
Mayville Engineering Co Inc
(e)
181 3
Mueller Industries Inc 5,677 317
Omega Flex Inc
(a)
384 25
Ryerson Holding Corp 260 7
Standex International Corp 1,118 193
Valmont Industries Inc 45,623 9,344
Xometry Inc
(e)
484 9
$ 10,215
Mining - 0.04%
5E Advanced Materials Inc
(e)
3,979 4
Century Aluminum Co
(e)
6,139 106
Compass Minerals International Inc 3,987 50
Constellium SE
(e)
9,308 183
Contango ORE Inc
(e)
460 10
Dakota Gold Corp
(e)
4,760 13
Energy Fuels Inc/Canada
(a),(e)
16,171 84
Hecla Mining Co 15,016 71
i-80 Gold Corp
(e)
1,486 2
Ivanhoe Electric Inc / US
(e)
7,474 75
Kaiser Aluminum Corp 1,742 158
NioCorp Developments Ltd
(e)
502 1
Novagold Resources Inc
(a),(e)
28,298 82
Perpetua Resources Corp
(a),(e)
4,424 24
Piedmont Lithium Inc
(a),(e)
712 9
United States Lime & Minerals Inc 240 74
$ 946
Miscellaneous Manufacturers - 1.53%
Core Molding Technologies Inc
(e)
65 1
Enpro Inc 31,881 4,786
Fabrinet
(e)
88,077 15,243
Federal Signal Corp 6,999 569
Hillenbrand Inc 8,190 391
ITT Inc 69,382 8,974
John Bean Technologies Corp 65,220 5,811
Materion Corp 2,406 277
Myers Industries Inc 4,256 93
Sight Sciences Inc
(e)
2,717 15
Sturm Ruger & Co Inc 1,867 86
Trinity Industries Inc 1,703 45
$ 36,291
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.00%
Pitney Bowes Inc 20,542 $ 88
Office Furnishings - 0.00%
HNI Corp 515 22
Oil & Gas - 2.60%
Borr Drilling Ltd 25,743 136
Crescent Energy Co 3,785 40
CVR Energy Inc 3,138 95
Empire Petroleum Corp
(a),(e)
1,528 8
Evolution Petroleum Corp 3,636 20
Gulfport Energy Corp
(e)
64,550 10,245
HighPeak Energy Inc
(a)
1,357 19
Kosmos Energy Ltd
(e)
53,448 303
Magnolia Oil & Gas Corp 19,389 486
Matador Resources Co 266,924 16,629
Nabors Industries Ltd
(e)
939 68
Noble Corp PLC 10,921 485
Northern Oil & Gas Inc 141,550 5,774
Par Pacific Holdings Inc
(e)
2,458 76
Patterson-UTI Energy Inc 2,405 26
Permian Resources Corp 704,560 11,802
Riley Exploration Permian Inc 1,050 27
SilverBow Resources Inc
(e)
324 10
Sitio Royalties Corp 4,221 98
Southwestern Energy Co
(e)
644,600 4,828
Tellurian Inc
(e)
3,658 2
VAALCO Energy Inc 1,458 9
Valaris Ltd
(e)
82,391 5,360
Vertex Energy Inc
(e)
7,642 10
W&T Offshore Inc 11,517 26
Weatherford International PLC
(e)
42,285 5,227
$ 61,809
Oil & Gas Services - 1.78%
Archrock Inc 2,888 55
Aris Water Solutions Inc 244 4
Atlas Energy Solutions Inc 376 8
ChampionX Corp 571,848 19,197
Core Laboratories Inc 1,759 28
DMC Global Inc
(e)
762 12
Expro Group Holdings NV
(e)
3,906 73
KLX Energy Services Holdings Inc
(e)
146 1
Kodiak Gas Services Inc 640 17
Liberty Energy Inc 1,157 26
Oceaneering International Inc
(e)
11,738 269
ProFrac Holding Corp
(e)
738 5
Solaris Oilfield Infrastructure Inc 289 3
TechnipFMC PLC 529,558 13,567
TETRA Technologies Inc
(e)
310,012 1,330
Tidewater Inc
(e)
83,454 7,665
$ 42,260
Packaging & Containers - 0.01%
Karat Packaging Inc 796 21
O-I Glass Inc
(e)
15,497 232
$ 253
Pharmaceuticals - 2.98%
ACELYRIN Inc
(a),(e)
4,442 19
Aclaris Therapeutics Inc
(e)
8,732 11
AdaptHealth Corp
(e)
5,770 57
Alector Inc
(e)
8,443 43
Alkermes PLC
(e)
19,420 477
Amphastar Pharmaceuticals Inc
(e)
4,396 181
Amylyx Pharmaceuticals Inc
(e)
6,830 12
Arvinas Inc
(e)
24,896 791
Ascendis Pharma A/S ADR
(e)
100,313 13,888
BellRing Brands Inc
(e)
212,700 11,734
Beyond Air Inc
(a),(e)
3,760 4
Biote Corp
(e)
764 4
Bioxcel Therapeutics Inc
(e)
2,494 6
Catalyst Pharmaceuticals Inc
(e)
13,028 196
Citius Pharmaceuticals Inc
(e)
1,968 1

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Coherus Biosciences Inc
(e)
10,056 $ 20
Collegium Pharmaceutical Inc
(e)
155,209 5,732
Corcept Therapeutics Inc
(e)
9,515 222
CorMedix Inc
(a),(e)
5,974 31
Enanta Pharmaceuticals Inc
(e)
236 3
Eyenovia Inc
(e)
3,287 2
Fennec Pharmaceuticals Inc
(e)
551 5
Foghorn Therapeutics Inc
(e)
2,527 14
Harmony Biosciences Holdings Inc
(e)
3,748 116
Harrow Inc
(a),(e)
3,783 39
Herbalife Ltd
(e)
8,465 73
Heron Therapeutics Inc
(e)
11,423 27
Immuneering Corp
(e)
2,151 3
Ironwood Pharmaceuticals Inc
(e)
230,857 1,789
KalVista Pharmaceuticals Inc
(e)
184,171 2,090
Longboard Pharmaceuticals Inc
(e)
1,155 25
Madrigal Pharmaceuticals Inc
(a),(e)
28,926 5,901
MannKind Corp
(e)
24,848 102
Marinus Pharmaceuticals Inc
(e)
6,843 10
Mirum Pharmaceuticals Inc
(e)
2,870 72
Morphic Holding Inc
(e)
3,925 107
Neurocrine Biosciences Inc
(e)
119,210 16,396
Nuvectis Pharma Inc
(a),(e)
915 6
Ocular Therapeutix Inc
(e)
13,519 64
Optinose Inc
(e)
9,167 8
Option Care Health Inc
(e)
19,627 587
Outlook Therapeutics Inc
(e)
966 9
Pacira BioSciences Inc
(e)
5,308 139
PetIQ Inc
(e)
2,847 46
Phibro Animal Health Corp 722 12
Protagonist Therapeutics Inc
(e)
4,173 105
Reneo Pharmaceuticals Inc
(e)
1,066 2
Revance Therapeutics Inc
(e)
10,927 39
Rhythm Pharmaceuticals Inc
(e)
6,229 248
Sagimet Biosciences Inc
(a),(e)
1,206 5
scPharmaceuticals Inc
(e)
3,378 15
Seres Therapeutics Inc
(e)
7,631 8
SIGA Technologies Inc 5,371 47
Summit Therapeutics Inc
(a),(e)
13,541 53
Supernus Pharmaceuticals Inc
(e)
5,730 172
USANA Health Sciences Inc
(e)
1,300 54
Vaxcyte Inc
(e)
145,211 8,792
Verrica Pharmaceuticals Inc
(e)
2,443 17
Voyager Therapeutics Inc
(e)
4,610 36
Xeris Biopharma Holdings Inc
(e)
15,583 27
Y-mAbs Therapeutics Inc
(e)
2,017 31
$ 70,725
Pipelines - 0.01%
Equitrans Midstream Corp 14,828 201
Excelerate Energy Inc 1,655 28
Golar LNG Ltd 756 18
Kinetik Holdings Inc 519 20
NextDecade Corp
(e)
9,108 58
$ 325
Private Equity - 0.01%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
979 25
P10 Inc 5,121 36
Patria Investments Ltd 6,469 87
$ 148
Real Estate - 0.04%
Anywhere Real Estate Inc
(e)
1,246 6
Compass Inc
(e)
28,567 90
eXp World Holdings Inc
(a)
8,329 83
Marcus & Millichap Inc 1,068 34
Maui Land & Pineapple Co Inc
(e)
956 19
McGrath RentCorp 2,893 309
Redfin Corp
(e)
12,930 72
RMR Group Inc/The 1,264 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
St Joe Co/The 4,009 $ 229
$ 872
REITs - 0.84%
Alexander's Inc 254 54
CareTrust REIT Inc 1,294 32
CBL & Associates Properties Inc 2,339 51
Clipper Realty Inc 1,243 5
Community Healthcare Trust Inc 2,059 55
EastGroup Properties Inc 68,318 10,614
Essential Properties Realty Trust Inc 1,980 52
Four Corners Property Trust Inc 1,156 27
Gladstone Commercial Corp 880 12
National Health Investors Inc 480 30
NexPoint Residential Trust Inc 784 27
Outfront Media Inc 8,053 128
Phillips Edison & Co Inc 2,368 77
Ryman Hospitality Properties Inc 49,111 5,180
Saul Centers Inc 1,226 45
Tanger Inc 5,712 162
Terreno Realty Corp 61,452 3,340
UMH Properties Inc 1,408 22
Universal Health Realty Income Trust 1,477 53
$ 19,966
Retail - 6.11%
Abercrombie & Fitch Co
(e)
2,963 360
Academy Sports & Outdoors Inc 8,451 493
American Eagle Outfitters Inc 4,792 116
Arko Corp 9,344 40
Beacon Roofing Supply Inc
(e)
740 73
BJ's Restaurants Inc
(e)
164,962 5,376
Bloomin' Brands Inc 10,249 264
Boot Barn Holdings Inc
(e)
136,142 14,495
Brinker International Inc
(e)
4,697 252
Buckle Inc/The 3,551 133
Build-A-Bear Workshop Inc 1,189 36
Carvana Co
(e)
5,291 439
Casey's General Stores Inc 59,960 19,162
Cava Group Inc
(e)
145,028 10,433
Cheesecake Factory Inc/The 5,571 192
Chuy's Holdings Inc
(e)
104,622 3,082
Cracker Barrel Old Country Store Inc
(a)
2,556 149
Dave & Buster's Entertainment Inc
(e)
3,938 210
Denny's Corp
(e)
4,659 37
Dillard's Inc 398 174
Dine Brands Global Inc 1,600 71
Duluth Holdings Inc
(e)
100 —
Envela Corp
(e)
898 4
EVgo Inc
(a),(e)
1,614 3
First Watch Restaurant Group Inc
(e)
145,499 3,713
FirstCash Holdings Inc 4,414 499
Five Below Inc
(e)
45,570 6,669
Freshpet Inc
(a),(e)
256,186 27,174
GMS Inc
(e)
1,454 135
Guess? Inc 405 11
Hibbett Inc 1,103 95
Jack in the Box Inc 73,918 4,218
Kura Sushi USA Inc
(e)
683 75
Leslie's Inc
(e)
1,922 8
Lithia Motors Inc 3,204 815
National Vision Holdings Inc
(e)
250,912 4,371
Noodles & Co
(e)
5,049 8
Ollie's Bargain Outlet Holdings Inc
(e)
62,580 4,577
ONE Group Hospitality Inc/The
(e)
2,761 15
Papa John's International Inc 2,974 183
Patrick Industries Inc 304 32
Portillo's Inc
(e)
270,092 3,312
Potbelly Corp
(e)
3,058 31
PriceSmart Inc 2,070 167
Qurate Retail Inc
(e)
319 1

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Red Robin Gourmet Burgers Inc
(e)
1,769 $ 13
Sally Beauty Holdings Inc
(e)
11,826 128
Savers Value Village Inc
(e)
695,232 11,485
Shake Shack Inc
(e)
4,398 466
Sweetgreen Inc
(e)
9,191 206
Texas Roadhouse Inc 67,659 10,878
Urban Outfitters Inc
(e)
2,485 97
Warby Parker Inc
(e)
10,063 118
Wingstop Inc 25,725 9,899
$ 144,993
Savings & Loans - 0.45%
Axos Financial Inc
(e)
125,729 6,363
Banc of California Inc 311,551 4,265
FS Bancorp Inc 154 5
Greene County Bancorp Inc 461 14
HomeTrust Bancshares Inc 410 10
$ 10,657
Semiconductors - 6.47%
ACM Research Inc
(e)
923 24
Aehr Test Systems
(e)
3,236 39
Ambarella Inc
(e)
2,736 126
Astera Labs Inc
(e)
5,050 428
Atomera Inc
(a),(e)
2,008 9
Axcelis Technologies Inc
(e)
3,792 393
CEVA Inc
(e)
2,358 48
Diodes Inc
(e)
4,121 301
Entegris Inc 117,604 15,632
FormFactor Inc
(e)
171,054 7,627
Impinj Inc
(e)
108,544 17,299
inTEST Corp
(e)
1,381 16
Kulicke & Soffa Industries Inc 81,479 3,771
Lattice Semiconductor Corp
(e)
205,803 14,118
MACOM Technology Solutions Holdings Inc
(e)
263,618 26,876
MaxLinear Inc
(e)
8,891 185
Navitas Semiconductor Corp
(e)
2,174 9
Onto Innovation Inc
(e)
160,749 29,817
Power Integrations Inc 112,709 7,520
Rambus Inc
(e)
91,575 5,020
Semtech Corp
(e)
288,470 10,852
Silicon Laboratories Inc
(e)
3,720 452
SiTime Corp
(e)
66,811 5,954
SkyWater Technology Inc
(a),(e)
302,842 3,107
SMART Global Holdings Inc
(e)
1,313 24
Synaptics Inc
(e)
43,334 3,899
$ 153,546
Software - 11.04%
8x8 Inc
(e)
14,454 32
ACI Worldwide Inc
(e)
10,950 373
ACV Auctions Inc
(e)
766,224 13,371
Adeia Inc 10,924 107
Agilysys Inc
(e)
71,960 5,976
Alignment Healthcare Inc
(e)
9,939 51
Alkami Technology Inc
(e)
4,727 114
Altair Engineering Inc
(e)
183,934 14,797
American Software Inc/GA 2,995 30
Amplitude Inc
(e)
8,030 79
Appfolio Inc
(e)
2,249 510
Appian Corp
(e)
4,780 179
Asana Inc
(a),(e)
9,703 144
Asure Software Inc
(e)
402 3
AvePoint Inc
(e)
17,384 135
AvidXchange Holdings Inc
(e)
16,169 189
Bandwidth Inc
(e)
685 12
Bentley Systems Inc 10,840 569
BigBear.ai Holdings Inc
(a),(e)
5,962 10
BigCommerce Holdings Inc
(e)
8,008 45
BILL Holdings Inc
(e)
7,140 445
Blackbaud Inc
(e)
5,077 396
BlackLine Inc
(e)
190,553 11,061
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Box Inc
(e)
16,506 $ 429
Braze Inc
(e)
247,166 10,357
C3.ai Inc
(a),(e)
7,345 165
CCC Intelligent Solutions Holdings Inc
(e)
1,151,670 12,922
Clear Secure Inc 464,150 8,109
Clearwater Analytics Holdings Inc
(e)
643,302 10,151
Climb Global Solutions Inc 405 26
CommVault Systems Inc
(e)
4,842 496
Consensus Cloud Solutions Inc
(e)
1,296 15
CoreCard Corp
(e)
911 11
CSG Systems International Inc 3,441 163
CXApp Inc
(e)
233 1
Daily Journal Corp
(e)
27 9
Definitive Healthcare Corp
(e)
409,507 2,842
Digi International Inc
(e)
3,675 113
Digimarc Corp
(a),(e)
1,666 35
Digital Turbine Inc
(e)
2,933 6
DigitalOcean Holdings Inc
(e)
7,151 235
Domo Inc
(e)
3,792 29
Donnelley Financial Solutions Inc
(e)
2,037 128
Duolingo Inc
(e)
69,946 15,790
Dynatrace Inc
(e)
256,363 11,616
eGain Corp
(e)
2,799 17
Enfusion Inc
(e)
4,940 46
Envestnet Inc
(e)
210,010 13,035
Everbridge Inc
(e)
4,815 167
EverCommerce Inc
(e)
2,456 22
Evolent Health Inc
(e)
13,148 365
Expensify Inc
(e)
6,944 11
Fastly Inc
(e)
11,962 151
Five9 Inc
(e)
147,187 8,474
Freshworks Inc
(e)
661,324 11,805
Guidewire Software Inc
(e)
63,027 6,958
Health Catalyst Inc
(e)
3,632 23
IBEX Holdings Ltd
(e)
1,091 14
Innodata Inc
(a),(e)
3,534 21
Inspired Entertainment Inc
(e)
2,543 22
Instructure Holdings Inc
(e)
2,254 43
Intapp Inc
(e)
4,640 143
IonQ Inc
(a),(e)
3,012 26
Jamf Holding Corp
(e)
8,262 161
Kaltura Inc
(e)
9,927 12
Klaviyo Inc
(e)
290,470 6,507
LivePerson Inc
(e)
9,182 5
Manhattan Associates Inc
(e)
26,165 5,392
MeridianLink Inc
(e)
2,032 34
MicroStrategy Inc
(e)
1,740 1,853
Model N Inc
(e)
4,495 133
Monday.com Ltd
(e)
57,470 10,881
N-able Inc/US
(e)
7,351 90
Olo Inc
(e)
6,968 33
Outset Medical Inc
(e)
5,848 15
PagerDuty Inc
(e)
10,436 208
PDF Solutions Inc
(e)
253,689 7,631
Phreesia Inc
(e)
518,182 10,747
Planet Labs PBC
(e)
18,475 31
PowerSchool Holdings Inc
(e)
6,611 114
Privia Health Group Inc
(e)
13,171 242
Progress Software Corp 5,141 256
PROS Holdings Inc
(e)
309,526 10,137
PubMatic Inc
(e)
1,008 23
Red Violet Inc
(e)
1,306 22
Sapiens International Corp NV 3,573 110
Schrodinger Inc/United States
(e)
6,357 155
SEMrush Holdings Inc
(e)
3,685 45
Sharecare Inc
(e)
1,860 1
Simulations Plus Inc 1,824 83
SoundHound AI Inc
(a),(e)
16,144 68
Sprout Social Inc
(e)
108,868 5,493

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SPS Commerce Inc
(e)
96,741 $ 16,821
Take-Two Interactive Software Inc
(e)
48,103 6,870
Verint Systems Inc
(e)
6,631 201
Veritone Inc
(e)
3,257 11
Verra Mobility Corp
(e)
16,020 378
Viant Technology Inc
(e)
1,845 16
Vimeo Inc
(e)
2,416 9
Weave Communications Inc
(e)
3,998 43
Workiva Inc
(e)
121,483 9,573
Yext Inc
(e)
12,516 69
Zeta Global Holdings Corp
(e)
16,443 203
Zuora Inc
(e)
376,553 3,712
$ 262,007
Telecommunications - 1.29%
A10 Networks Inc 8,253 108
Anterix Inc
(e)
1,336 42
Applied Digital Corp
(a),(e)
10,227 28
AST SpaceMobile Inc
(a),(e)
13,433 30
Calix Inc
(e)
6,887 191
Cambium Networks Corp
(e)
1,492 5
Clearfield Inc
(e)
1,481 44
CommScope Holding Co Inc
(e)
24,534 22
Consolidated Communications Holdings Inc
(e)
950 4
Credo Technology Group Holding Ltd
(e)
447,380 7,995
DigitalBridge Group Inc 806,038 13,251
Extreme Networks Inc
(e)
14,749 165
Globalstar Inc
(e)
74,117 96
Gogo Inc
(e)
742 7
Harmonic Inc
(e)
12,884 138
IDT Corp - Class B 1,347 48
Infinera Corp
(e)
1,630,836 7,860
InterDigital Inc 2,985 295
Luna Innovations Inc
(e)
3,812 8
Ooma Inc
(e)
3,243 23
Preformed Line Products Co 134 16
Terran Orbital Corp
(e)
862 1
Viavi Solutions Inc
(e)
21,379 169
$ 30,546
Toys, Games & Hobbies - 0.00%
Funko Inc
(e)
3,427 21
Transportation - 0.69%
ArcBest Corp 102,061 11,319
CryoPort Inc
(e)
4,311 70
Dorian LPG Ltd 2,351 97
FLEX LNG Ltd 2,323 60
Forward Air Corp 2,987 66
Himalaya Shipping Ltd
(e)
599 5
Knight-Swift Transportation Holdings Inc 43,368 2,005
Marten Transport Ltd 5,413 92
PAM Transportation Services Inc
(e)
98 2
RXO Inc
(e)
137,050 2,591
Werner Enterprises Inc 1,084 37
$ 16,344
Trucking & Leasing - 0.00%
GATX Corp 262 32
Water - 0.03%
American States Water Co 4,315 306
Artesian Resources Corp 784 27
California Water Service Group 2,110 103
Consolidated Water Co Ltd 507 13
Global Water Resources Inc 1,547 19
Middlesex Water Co 2,024 103
York Water Co/The 1,638 58
$ 629
TOTAL COMMON STOCKS $ 2,290,350
Total Investments $ 2,392,310
Other Assets and Liabilities -  (0.81)% (19,142)
TOTAL NET ASSETS - 100.00% $ 2,373,168
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $28,500 or 1.20% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,600 or
1.25% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 27.68%
Technology 21.03%
Industrial 19.29%
Consumer, Cyclical 10.82%
Financial 7.24%
Energy 4.42%
Money Market Funds 3.52%
Communications 3.25%
Basic Materials 2.70%
Exchange-Traded Funds 0.78%
Utilities 0.08%
Other Assets and Liabilities
(0.81)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
April 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 76,745 $ 724,205 $ 726,398 $ 74,552
$ 76,745 $ 724,205 $ 726,398 $ 74,552
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,733 $ — $ — $ —
$ 1,733 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2024 Long 16 $ 1,588 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,539
Money Market Funds - 2 .64%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
2,937,660 2,938
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
27,650,153 27,650
$ 30,588
TOTAL INVESTMENT COMPANIES $ 32,127
COMMON STOCKS - 97 .35 % Shares Held Value (000's)
Aerospace & Defense - 1 .39%
AAR Corp
(d)
33,322 $ 2,304
AeroVironment Inc
(d)
28,107 4,491
Barnes Group Inc 50,884 1,767
Mercury Systems Inc
(d)
52,458 1,479
Moog Inc 28,874 4,593
National Presto Industries Inc 5,264 432
Triumph Group Inc
(d)
77,184 1,031
$ 16,097
Agriculture - 0 .45%
Andersons Inc/The 31,620 1,737
Fresh Del Monte Produce Inc 33,829 865
Universal Corp/VA 24,675 1,269
Vector Group Ltd 133,091 1,378
$ 5,249
Airlines - 1 .01%
Alaska Air Group Inc
(d)
126,611 5,447
Allegiant Travel Co 14,386 785
JetBlue Airways Corp
(d)
334,668 1,901
SkyWest Inc
(d)
41,114 3,002
Sun Country Airlines Holdings Inc
(d)
39,138 521
$ 11,656
Apparel - 1 .22%
Hanesbrands Inc
(d)
351,488 1,603
Kontoor Brands Inc 50,207 3,116
Oxford Industries Inc 14,750 1,590
Steven Madden Ltd 70,421 2,846
VF Corp 331,860 4,135
Wolverine World Wide Inc 79,861 857
$ 14,147
Automobile Manufacturers - 0 .09%
Wabash National Corp 45,581 1,053
Automobile Parts & Equipment - 1 .11%
American Axle & Manufacturing Holdings Inc
(d)
117,545 863
Dana Inc 128,992 1,603
Dorman Products Inc
(d)
28,457 2,489
Fox Factory Holding Corp
(d)
42,556 1,656
Gentherm Inc
(d)
32,932 1,665
Methode Electronics Inc 35,746 436
Phinia Inc 46,878 1,828
Standard Motor Products Inc 18,764 602
Titan International Inc
(d)
50,960 562
XPEL Inc
(d)
21,363 1,123
$ 12,827
Banks - 7 .12%
Ameris Bancorp 64,969 3,085
Atlantic Union Bankshares Corp 89,746 2,851
BancFirst Corp 14,551 1,298
Bancorp Inc/The
(d)
53,878 1,613
Bank of Hawaii Corp 39,916 2,263
BankUnited Inc 74,681 1,996
Banner Corp 34,490 1,505
Cathay General Bancorp 72,950 2,512
Central Pacific Financial Corp 27,155 541
City Holding Co 14,862 1,501
Community Bank System Inc 53,548 2,314
Customers Bancorp Inc
(d)
28,414 1,298
CVB Financial Corp 132,925 2,172
Dime Community Bancshares Inc 35,086 639
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 30,050 $ 556
FB Financial Corp 35,277 1,293
First BanCorp/Puerto Rico 169,103 2,917
First Bancorp/Southern Pines NC 41,280 1,255
First Commonwealth Financial Corp 102,224 1,348
First Financial Bancorp 95,535 2,112
First Hawaiian Inc 128,147 2,703
Fulton Financial Corp 181,173 2,998
Hanmi Financial Corp 30,337 464
Heritage Financial Corp/WA 35,050 622
Hilltop Holdings Inc 46,450 1,359
Hope Bancorp Inc 120,624 1,209
Independent Bank Corp 43,051 2,163
Independent Bank Group Inc 36,064 1,343
Lakeland Financial Corp 25,536 1,501
National Bank Holdings Corp 37,942 1,242
NBT Bancorp Inc 47,283 1,655
OFG Bancorp 47,259 1,707
Park National Corp 14,403 1,897
Pathward Financial Inc 25,597 1,289
Preferred Bank/Los Angeles CA 12,580 952
Renasant Corp 56,374 1,638
S&T Bancorp Inc 38,391 1,158
Seacoast Banking Corp of Florida 84,677 1,954
ServisFirst Bancshares Inc 49,194 2,900
Simmons First National Corp 125,702 2,148
Southside Bancshares Inc 28,855 769
Stellar Bancorp Inc 47,090 1,045
Tompkins Financial Corp 12,585 554
Triumph Financial Inc
(d)
21,646 1,523
TrustCo Bank Corp NY 19,103 509
Trustmark Corp 61,324 1,815
United Community Banks Inc/GA 119,472 3,014
Veritex Holdings Inc 54,563 1,063
Walker & Dunlop Inc 33,589 3,078
Westamerica BanCorp 26,781 1,247
$ 82,588
Beverages - 0 .20%
MGP Ingredients Inc 15,697 1,231
National Beverage Corp
(d)
23,445 1,044
$ 2,275
Biotechnology - 1 .39%
ANI Pharmaceuticals Inc
(d)
15,138 999
Arcus Biosciences Inc
(d)
54,280 827
Certara Inc
(d)
107,539 1,840
Cytek Biosciences Inc
(d)
99,360 597
Dynavax Technologies Corp
(d)
129,796 1,476
Innoviva Inc
(d)
56,630 856
Ligand Pharmaceuticals Inc
(d)
16,458 1,150
Myriad Genetics Inc
(d)
88,901 1,740
NeoGenomics Inc
(d)
127,993 1,782
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
40,640 624
Vericel Corp
(d)
47,923 2,198
Vir Biotechnology Inc
(d)
86,450 731
Xencor Inc
(d)
61,127 1,280
$ 16,100
Building Materials - 2 .91%
AAON Inc 67,714 6,371
American Woodmark Corp
(d)
16,094 1,482
Apogee Enterprises Inc 22,176 1,370
Armstrong World Industries Inc 44,364 5,097
Boise Cascade Co 39,755 5,258
Gibraltar Industries Inc
(d)
30,563 2,184
Griffon Corp 38,368 2,514
Hayward Holdings Inc
(d)
126,605 1,719
Masterbrand Inc
(d)
127,286 2,122

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
45,838 $ 5,584
$ 33,701
Chemicals - 2 .54%
AdvanSix Inc 27,065 684
Balchem Corp 32,375 4,577
Hawkins Inc 19,140 1,450
HB Fuller Co 54,433 4,067
Ingevity Corp
(d)
33,835 1,730
Innospec Inc 24,970 2,996
Koppers Holdings Inc 20,909 1,072
Mativ Holdings Inc 54,425 994
Minerals Technologies Inc 32,680 2,382
Quaker Chemical Corp 13,906 2,594
Rogers Corp
(d)
16,825 2,004
Sensient Technologies Corp 42,425 3,106
Stepan Co 21,337 1,771
$ 29,427
Coal - 1 .37%
Alpha Metallurgical Resources Inc 11,872 3,884
Arch Resources Inc 18,445 2,929
CONSOL Energy Inc 26,754 2,214
Peabody Energy Corp 110,580 2,426
SunCoke Energy Inc 84,102 867
Warrior Met Coal Inc 52,234 3,570
$ 15,890
Commercial Services - 4 .16%
ABM Industries Inc 63,122 2,758
Adtalem Global Education Inc
(d)
39,350 1,953
Alarm.com Holdings Inc
(d)
50,196 3,338
AMN Healthcare Services Inc
(d)
37,946 2,276
Arlo Technologies Inc
(d)
95,021 1,176
CoreCivic Inc
(d)
114,075 1,700
CorVel Corp
(d)
9,098 2,173
Cross Country Healthcare Inc
(d)
33,178 584
Deluxe Corp 43,881 867
EVERTEC Inc 64,899 2,436
GEO Group Inc/The
(d)
122,566 1,821
Green Dot Corp
(d)
45,295 396
Healthcare Services Group Inc
(d)
74,155 788
Heidrick & Struggles International Inc 20,206 596
John Wiley & Sons Inc 42,354 1,591
Kelly Services Inc 32,086 736
Korn Ferry 52,758 3,203
LiveRamp Holdings Inc
(d)
66,458 2,134
Matthews International Corp 30,809 831
Medifast Inc 10,821 298
Mister Car Wash Inc
(d)
91,457 612
Monro Inc 30,026 818
Payoneer Global Inc
(d)
261,578 1,292
Perdoceo Education Corp 65,960 1,207
PROG Holdings Inc 44,907 1,493
Resources Connection Inc 31,964 353
Sabre Corp
(d)
381,050 1,094
Strategic Education Inc 21,845 2,509
Stride Inc
(d)
39,963 2,668
Upbound Group Inc 44,706 1,386
Vestis Corp 131,987 2,431
Viad Corp
(d)
21,006 724
$ 48,242
Computers - 1 .21%
3D Systems Corp
(d)
133,985 449
Corsair Gaming Inc
(d)
43,430 482
DXC Technology Co
(d)
183,628 3,579
Insight Enterprises Inc
(d)
27,806 5,076
NCR Atleos Corp
(d)
67,183 1,339
NCR Voyix Corp
(d)
134,696 1,650
NetScout Systems Inc
(d)
71,329 1,374
TTEC Holdings Inc 19,048 139
$ 14,088
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .56%
Central Garden & Pet Co
(d)
9,567 $ 392
Central Garden & Pet Co - A Shares
(d)
54,222 1,921
Quanex Building Products Corp 33,241 1,104
WD-40 Co 13,619 3,080
$ 6,497
Cosmetics & Personal Care - 0 .34%
Edgewell Personal Care Co 50,140 1,886
Inter Parfums Inc 17,984 2,093
$ 3,979
Distribution & Wholesale - 0 .83%
G-III Apparel Group Ltd
(d)
40,866 1,150
OPENLANE Inc
(d)
108,465 1,863
Resideo Technologies Inc
(d)
146,692 2,865
Rush Enterprises Inc - Class A 61,854 2,717
ScanSource Inc
(d)
25,274 1,052
$ 9,647
Diversified Financial Services - 3 .83%
Air Lease Corp 103,682 5,209
Artisan Partners Asset Management Inc 68,884 2,819
B Riley Financial Inc
(e)
16,584 571
BGC Group Inc 388,392 3,041
Bread Financial Holdings Inc 49,535 1,828
Brightsphere Investment Group Inc 32,510 723
Cohen & Steers Inc 25,617 1,762
Encore Capital Group Inc
(d)
23,626 971
Enova International Inc
(d)
29,209 1,768
EZCORP Inc
(d)
52,400 575
Moelis & Co 66,941 3,285
Mr Cooper Group Inc
(d)
64,868 5,008
Navient Corp 82,420 1,238
Piper Sandler Cos 15,264 2,989
PJT Partners Inc 22,394 2,116
PRA Group Inc
(d)
39,406 938
Radian Group Inc 153,813 4,594
StoneX Group Inc
(d)
27,245 1,978
Virtus Investment Partners Inc 6,783 1,488
WisdomTree Inc 110,876 987
World Acceptance Corp
(d)
3,373 464
$ 44,352
Electric - 1 .10%
Avista Corp 77,688 2,795
Clearway Energy Inc - Class A 34,757 755
Clearway Energy Inc - Class C 82,731 1,934
MGE Energy Inc 36,313 2,844
Otter Tail Corp 41,885 3,575
Unitil Corp 16,165 824
$ 12,727
Electrical Components & Equipment - 0 .72%
Encore Wire Corp 15,842 4,426
Energizer Holdings Inc 67,033 1,925
Insteel Industries Inc 19,529 627
Powell Industries Inc 9,255 1,323
$ 8,301
Electronics - 2 .89%
Advanced Energy Industries Inc 37,436 3,588
Badger Meter Inc 29,469 5,391
Benchmark Electronics Inc 35,830 1,082
Brady Corp 44,978 2,654
CTS Corp 31,287 1,431
ESCO Technologies Inc 25,906 2,628
Itron Inc
(d)
45,683 4,208
Knowles Corp
(d)
89,461 1,416
Mesa Laboratories Inc 5,146 546
OSI Systems Inc
(d)
15,748 2,070
Plexus Corp
(d)
27,727 2,801
Sanmina Corp
(d)
56,007 3,398
TTM Technologies Inc
(d)
102,668 1,533

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Vicor Corp
(d)
22,662 $ 734
$ 33,480
Energy - Alternate Sources - 0 .69%
Green Plains Inc
(d)
64,530 1,334
REX American Resources Corp
(d)
15,291 846
SolarEdge Technologies Inc
(d)
57,047 3,346
SunPower Corp
(d),(e)
86,281 178
Sunrun Inc
(d)
218,780 2,251
$ 7,955
Engineering & Construction - 1 .44%
Arcosa Inc 48,962 3,722
Dycom Industries Inc
(d)
29,461 4,125
Frontdoor Inc
(d)
79,951 2,454
Granite Construction Inc 44,115 2,448
MYR Group Inc
(d)
16,780 2,790
NV5 Global Inc
(d)
12,771 1,191
$ 16,730
Entertainment - 0 .71%
Cinemark Holdings Inc
(d)
106,521 1,826
Golden Entertainment Inc 21,551 691
Madison Square Garden Sports Corp
(d)
16,767 3,117
Monarch Casino & Resort Inc 13,404 908
Six Flags Entertainment Corp
(d)
72,646 1,713
$ 8,255
Environmental Control - 0 .05%
Enviri Corp
(d)
80,164 624
Food - 1 .46%
B&G Foods Inc 78,950 876
Calavo Growers Inc 17,873 482
Cal-Maine Foods Inc 40,816 2,258
Chefs' Warehouse Inc/The
(d)
35,448 1,173
Hain Celestial Group Inc/The
(d)
90,204 554
J & J Snack Foods Corp 15,569 2,138
John B Sanfilippo & Son Inc 9,041 901
Simply Good Foods Co/The
(d)
91,205 3,324
SpartanNash Co 34,767 664
Tootsie Roll Industries Inc 17,866 531
TreeHouse Foods Inc
(d)
50,531 1,897
United Natural Foods Inc
(d)
59,654 533
WK Kellogg Co 66,209 1,545
$ 16,876
Forest Products & Paper - 0 .23%
Mercer International Inc 44,052 446
Sylvamo Corp 35,467 2,217
$ 2,663
Gas - 0 .33%
Chesapeake Utilities Corp 22,327 2,364
Northwest Natural Holding Co 36,930 1,409
$ 3,773
Hand & Machine Tools - 0 .66%
Enerpac Tool Group Corp 54,353 1,936
Franklin Electric Co Inc 39,835 3,835
Kennametal Inc 79,598 1,873
$ 7,644
Healthcare - Products - 2 .88%
Artivion Inc
(d)
39,158 768
Avanos Medical Inc
(d)
46,618 843
BioLife Solutions Inc
(d)
35,734 627
CONMED Corp 30,880 2,099
Embecta Corp 57,817 586
Glaukos Corp
(d)
49,003 4,704
ICU Medical Inc
(d)
20,362 1,994
Inari Medical Inc
(d)
51,466 1,922
Integer Holdings Corp
(d)
33,466 3,736
LeMaitre Vascular Inc 19,896 1,289
Merit Medical Systems Inc
(d)
57,990 4,297
Omnicell Inc
(d)
45,657 1,224
OraSure Technologies Inc
(d)
73,788 390
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Patterson Cos Inc 82,809 $ 2,109
STAAR Surgical Co
(d)
49,007 2,252
Tandem Diabetes Care Inc
(d)
65,480 2,402
UFP Technologies Inc
(d)
7,058 1,454
Varex Imaging Corp
(d)
40,768 663
$ 33,359
Healthcare - Services - 2 .07%
Addus HomeCare Corp
(d)
16,072 1,545
Agiliti Inc
(d)
35,204 357
Astrana Health Inc
(d)
42,286 1,571
Enhabit Inc
(d)
50,338 508
Ensign Group Inc/The 56,442 6,680
Fortrea Holdings Inc
(d)
89,168 3,263
Fulgent Genetics Inc
(d)
20,234 412
National HealthCare Corp 13,543 1,231
Pediatrix Medical Group Inc
(d)
83,172 738
RadNet Inc
(d)
65,469 3,175
Select Medical Holdings Corp 105,570 2,995
US Physical Therapy Inc 15,050 1,528
$ 24,003
Home Builders - 2 .69%
Cavco Industries Inc
(d)
7,795 2,839
Century Communities Inc 28,397 2,253
Green Brick Partners Inc
(d)
25,517 1,381
Installed Building Products Inc 23,541 5,549
LCI Industries 25,431 2,644
LGI Homes Inc
(d)
20,586 1,851
M/I Homes Inc
(d)
27,965 3,250
Meritage Homes Corp 36,602 6,067
Tri Pointe Homes Inc
(d)
97,454 3,591
Winnebago Industries Inc 29,360 1,808
$ 31,233
Home Furnishings - 0 .44%
Ethan Allen Interiors Inc 22,955 648
MillerKnoll Inc 73,119 1,859
Sonos Inc
(d)
124,356 2,102
Xperi Inc
(d)
43,646 459
$ 5,068
Housewares - 0 .26%
Newell Brands Inc 382,640 3,038
Insurance - 3 .28%
Ambac Financial Group Inc
(d)
45,382 656
American Equity Investment Life Holding Co 62,688 3,517
AMERISAFE Inc 19,249 878
Assured Guaranty Ltd 54,583 4,187
Employers Holdings Inc 25,828 1,100
Genworth Financial Inc
(d)
452,871 2,686
Goosehead Insurance Inc
(d)
24,551 1,397
HCI Group Inc 6,844 781
Horace Mann Educators Corp 41,006 1,511
Jackson Financial Inc 71,048 4,854
Lincoln National Corp 170,364 4,646
Mercury General Corp 26,689 1,395
NMI Holdings Inc
(d)
81,416 2,512
Palomar Holdings Inc
(d)
24,834 1,954
ProAssurance Corp
(d)
51,180 684
Safety Insurance Group Inc 14,854 1,182
SiriusPoint Ltd
(d)
90,868 1,070
Stewart Information Services Corp 27,484 1,704
Trupanion Inc
(d),(e)
35,877 807
United Fire Group Inc 21,311 471
$ 37,992
Internet - 1 .73%
Cargurus Inc
(d)
86,035 1,932
Cars.com Inc
(d)
61,848 1,034
Cogent Communications Holdings Inc 42,207 2,709
ePlus Inc
(d)
26,755 2,057
HealthStream Inc 24,024 619

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Liquidity Services Inc
(d)
22,518 $ 389
Perficient Inc
(d)
34,915 1,650
QuinStreet Inc
(d)
52,362 947
Shutterstock Inc 24,027 1,026
Sprinklr Inc
(d)
118,742 1,388
TechTarget Inc
(d)
25,965 714
TripAdvisor Inc
(d)
108,562 2,858
Yelp Inc
(d)
68,757 2,767
$ 20,090
Iron & Steel - 1 .17%
ATI Inc
(d)
128,105 7,648
Carpenter Technology Corp 49,618 4,252
Haynes International Inc 12,709 764
Worthington Steel Inc 30,590 942
$ 13,606
Leisure Products & Services - 0 .37%
Topgolf Callaway Brands Corp
(d)
142,666 2,285
Vista Outdoor Inc
(d)
58,387 2,049
$ 4,334
Lodging - 0 .03%
Marcus Corp/The 24,719 322
Machinery - Construction & Mining - 0 .08%
Astec Industries Inc 22,833 954
Machinery - Diversified - 0 .84%
Alamo Group Inc 10,373 2,016
Albany International Corp 31,330 2,499
DXP Enterprises Inc/TX
(d)
13,319 649
Ichor Holdings Ltd
(d)
29,556 1,146
Lindsay Corp 11,078 1,287
Tennant Co 18,758 2,185
$ 9,782
Media - 0 .33%
AMC Networks Inc
(d)
30,599 325
Cable One Inc 4,576 1,802
Scholastic Corp 26,355 939
Thryv Holdings Inc
(d)
31,073 715
$ 3,781
Metal Fabrication & Hardware - 1 .25%
AZZ Inc 29,190 2,091
Metallus Inc
(d)
38,567 793
Mueller Industries Inc 113,999 6,364
Olympic Steel Inc 9,838 625
Proto Labs Inc
(d)
25,892 789
Standex International Corp 11,921 2,061
Worthington Enterprises Inc 30,623 1,750
$ 14,473
Mining - 0 .24%
Century Aluminum Co
(d)
51,961 902
Compass Minerals International Inc 34,016 423
Kaiser Aluminum Corp 15,961 1,444
$ 2,769
Miscellaneous Manufacturers - 2 .31%
Enpro Inc 20,995 3,152
Fabrinet
(d)
36,459 6,310
Federal Signal Corp 61,182 4,974
Hillenbrand Inc 70,442 3,361
John Bean Technologies Corp 31,971 2,848
Materion Corp 20,729 2,383
Myers Industries Inc 36,990 810
Sturm Ruger & Co Inc 17,796 823
Trinity Industries Inc 82,210 2,139
$ 26,800
Office & Business Equipment - 0 .19%
Pitney Bowes Inc 154,042 656
Xerox Holdings Corp 113,542 1,509
$ 2,165
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .25%
HNI Corp 46,771 $ 1,962
Interface Inc 58,347 892
$ 2,854
Oil & Gas - 2 .77%
California Resources Corp 64,770 3,424
Comstock Resources Inc 92,262 928
CVR Energy Inc 29,275 889
Helmerich & Payne Inc 99,236 3,903
Magnolia Oil & Gas Corp 185,989 4,663
Nabors Industries Ltd
(d)
8,935 644
Northern Oil & Gas Inc 91,652 3,738
Par Pacific Holdings Inc
(d)
55,890 1,721
Patterson-UTI Energy Inc 322,638 3,491
SM Energy Co 116,179 5,634
Talos Energy Inc
(d)
135,351 1,784
Vital Energy Inc
(d)
24,902 1,320
$ 32,139
Oil & Gas Services - 1 .37%
Archrock Inc 137,899 2,646
Bristow Group Inc
(d)
24,108 634
Core Laboratories Inc 46,917 741
DNOW Inc
(d)
106,771 1,507
Dril-Quip Inc
(d)
34,325 624
Helix Energy Solutions Group Inc
(d)
142,254 1,528
Liberty Energy Inc 152,309 3,351
Oceaneering International Inc
(d)
101,142 2,317
ProPetro Holding Corp
(d)
85,235 743
RPC Inc 85,430 572
US Silica Holdings Inc
(d)
77,474 1,195
$ 15,858
Packaging & Containers - 0 .66%
Clearwater Paper Corp
(d)
16,631 749
O-I Glass Inc
(d)
155,367 2,324
Sealed Air Corp 145,033 4,566
$ 7,639
Pharmaceuticals - 2 .59%
AdaptHealth Corp
(d)
82,172 809
Alkermes PLC
(d)
167,571 4,112
Amphastar Pharmaceuticals Inc
(d)
37,522 1,548
Catalyst Pharmaceuticals Inc
(d)
112,149 1,688
Collegium Pharmaceutical Inc
(d)
32,746 1,209
Corcept Therapeutics Inc
(d)
91,087 2,124
Harmony Biosciences Holdings Inc
(d)
32,936 1,018
Ironwood Pharmaceuticals Inc
(d)
137,962 1,069
Organon & Co 256,663 4,777
Owens & Minor Inc
(d)
76,817 1,901
Pacira BioSciences Inc
(d)
46,630 1,224
Phibro Animal Health Corp 20,422 341
Premier Inc 120,314 2,512
Prestige Consumer Healthcare Inc
(d)
49,854 3,578
Supernus Pharmaceuticals Inc
(d)
54,859 1,651
USANA Health Sciences Inc
(d)
11,141 463
$ 30,024
Private Equity - 0 .24%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
111,630 2,792
Real Estate - 0 .58%
Anywhere Real Estate Inc
(d)
110,945 539
Cushman & Wakefield PLC
(d)
168,863 1,630
eXp World Holdings Inc
(e)
77,217 769
Kennedy-Wilson Holdings Inc 118,972 1,022
Marcus & Millichap Inc 23,888 757
St Joe Co/The 35,755 2,045
$ 6,762
REITs - 8 .06%
Acadia Realty Trust 102,698 1,775
Alexander & Baldwin Inc 72,836 1,200
American Assets Trust Inc 48,918 1,044

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Apollo Commercial Real Estate Finance Inc 131,270 $ 1,264
Apple Hospitality REIT Inc 213,671 3,154
Arbor Realty Trust Inc 189,283 2,429
Armada Hoffler Properties Inc 67,680 712
ARMOUR Residential REIT Inc 49,198 894
Blackstone Mortgage Trust Inc 173,010 3,052
Brandywine Realty Trust 172,809 785
CareTrust REIT Inc 131,043 3,239
Centerspace 15,115 1,016
Chatham Lodging Trust 49,055 450
Community Healthcare Trust Inc 24,337 646
DiamondRock Hospitality Co 210,494 1,873
Douglas Emmett Inc 167,428 2,295
Easterly Government Properties Inc 95,595 1,118
Ellington Financial Inc 79,603 911
Elme Communities 88,197 1,337
Essential Properties Realty Trust Inc 156,670 4,127
Four Corners Property Trust Inc 90,939 2,133
Franklin BSP Realty Trust Inc 82,413 1,029
Getty Realty Corp 49,301 1,336
Global Net Lease Inc 196,113 1,363
Highwoods Properties Inc 106,147 2,781
Hudson Pacific Properties Inc 127,197 738
Innovative Industrial Properties Inc 28,157 2,911
JBG SMITH Properties 87,447 1,313
KKR Real Estate Finance Trust Inc 58,465 550
LTC Properties Inc 41,583 1,376
LXP Industrial Trust 293,846 2,454
Macerich Co/The 216,870 2,984
Medical Properties Trust Inc 601,477 2,767
New York Mortgage Trust Inc 91,059 624
NexPoint Residential Trust Inc 23,289 797
Outfront Media Inc 145,845 2,313
Pebblebrook Hotel Trust 121,001 1,758
PennyMac Mortgage Investment Trust 86,983 1,205
Phillips Edison & Co Inc 122,529 4,007
Ready Capital Corp 159,011 1,355
Redwood Trust Inc 132,044 730
Retail Opportunity Investments Corp 126,523 1,552
Safehold Inc 44,957 820
Saul Centers Inc 12,983 473
Service Properties Trust 166,456 1,020
SITE Centers Corp 180,758 2,438
SL Green Realty Corp 64,994 3,239
Summit Hotel Properties Inc 108,024 649
Sunstone Hotel Investors Inc 206,294 2,104
Tanger Inc 108,129 3,065
Two Harbors Investment Corp 103,633 1,309
Uniti Group Inc 239,659 1,378
Universal Health Realty Income Trust 12,770 460
Urban Edge Properties 118,129 1,976
Veris Residential Inc 80,517 1,160
Whitestone REIT 47,301 544
Xenia Hotels & Resorts Inc 105,637 1,465
$ 93,497
Retail - 7 .28%
Abercrombie & Fitch Co
(d)
50,615 6,151
Academy Sports & Outdoors Inc 74,458 4,341
Advance Auto Parts Inc 59,354 4,332
American Eagle Outfitters Inc 186,454 4,523
Asbury Automotive Group Inc
(d)
20,663 4,344
BJ's Restaurants Inc
(d)
23,334 760
Bloomin' Brands Inc 87,174 2,248
Boot Barn Holdings Inc
(d)
30,427 3,240
Brinker International Inc
(d)
44,410 2,380
Buckle Inc/The 29,333 1,097
Caleres Inc 33,510 1,234
Cheesecake Factory Inc/The 46,904 1,619
Chuy's Holdings Inc
(d)
17,425 513
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc
(e)
22,277 $ 1,296
Dave & Buster's Entertainment Inc
(d)
32,284 1,724
Designer Brands Inc 42,915 399
Dine Brands Global Inc 15,507 684
Foot Locker Inc 82,259 1,715
GMS Inc
(d)
39,984 3,699
Group 1 Automotive Inc 13,336 3,921
Guess? Inc 27,500 736
Haverty Furniture Cos Inc 13,394 413
Hibbett Inc 11,822 1,020
Jack in the Box Inc 19,638 1,121
Kohl's Corp 111,170 2,661
La-Z-Boy Inc 42,957 1,411
Leslie's Inc
(d)
185,275 728
MarineMax Inc
(d)
20,376 503
Movado Group Inc 15,661 399
National Vision Holdings Inc
(d)
78,570 1,369
Nu Skin Enterprises Inc 49,614 584
ODP Corp/The
(d)
33,404 1,701
Papa John's International Inc 32,892 2,029
Patrick Industries Inc 20,893 2,183
PC Connection Inc 11,344 703
PriceSmart Inc 25,148 2,027
Sally Beauty Holdings Inc
(d)
105,318 1,143
Shake Shack Inc
(d)
37,650 3,985
Shoe Carnival Inc 17,981 601
Signet Jewelers Ltd 44,501 4,362
Sonic Automotive Inc 14,925 863
Urban Outfitters Inc
(d)
56,832 2,214
Victoria's Secret & Co
(d)
77,755 1,370
$ 84,346
Savings & Loans - 1 .38%
Axos Financial Inc
(d)
50,850 2,574
Banc of California Inc 139,173 1,905
Berkshire Hills Bancorp Inc 42,881 914
Brookline Bancorp Inc 89,233 741
Capitol Federal Financial Inc 124,803 595
Northfield Bancorp Inc 39,344 328
Northwest Bancshares Inc 127,636 1,353
Pacific Premier Bancorp Inc 96,296 2,070
Provident Financial Services Inc 75,854 1,114
WaFd Inc 68,211 1,848
WSFS Financial Corp 60,789 2,597
$ 16,039
Semiconductors - 2 .36%
Alpha & Omega Semiconductor Ltd
(d)
22,999 503
Axcelis Technologies Inc
(d)
32,821 3,398
CEVA Inc
(d)
23,658 480
Cohu Inc
(d)
47,701 1,446
Diodes Inc
(d)
46,131 3,368
FormFactor Inc
(d)
78,164 3,485
Kulicke & Soffa Industries Inc 56,574 2,618
MaxLinear Inc
(d)
74,861 1,556
Photronics Inc
(d)
62,864 1,723
Semtech Corp
(d)
64,551 2,429
SiTime Corp
(d)
17,546 1,564
SMART Global Holdings Inc
(d)
52,044 951
Ultra Clean Holdings Inc
(d)
45,017 1,883
Veeco Instruments Inc
(d)
56,575 1,999
$ 27,403
Software - 3 .71%
ACI Worldwide Inc
(d)
109,172 3,723
Adeia Inc 107,616 1,059
Agilysys Inc
(d)
20,261 1,683
BlackLine Inc
(d)
51,064 2,964
Box Inc
(d)
144,185 3,752
Cerence Inc
(d)
41,847 381
CSG Systems International Inc 28,389 1,341
Digi International Inc
(d)
36,407 1,116

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Donnelley Financial Solutions Inc
(d)
24,844 $ 1,560
DoubleVerify Holdings Inc
(d)
139,966 4,101
Envestnet Inc
(d)
49,942 3,100
N-able Inc/US
(d)
69,800 856
PDF Solutions Inc
(d)
30,735 924
Privia Health Group Inc
(d)
103,140 1,898
Progress Software Corp 44,062 2,195
Schrodinger Inc/United States
(d)
54,922 1,339
Simulations Plus Inc 16,040 727
SPS Commerce Inc
(d)
36,851 6,407
Verra Mobility Corp
(d)
167,002 3,938
$ 43,064
Telecommunications - 1 .51%
A10 Networks Inc 70,187 917
ADTRAN Holdings Inc 71,122 311
ATN International Inc 10,352 197
Calix Inc
(d)
58,864 1,632
Consolidated Communications Holdings Inc
(d)
74,669 323
EchoStar Corp
(d)
120,954 1,934
Extreme Networks Inc
(d)
129,263 1,448
Gogo Inc
(d)
62,099 563
Harmonic Inc
(d)
112,872 1,212
InterDigital Inc 25,810 2,548
Lumen Technologies Inc
(d)
1,013,073 1,206
Shenandoah Telecommunications Co 50,472 647
Telephone and Data Systems Inc 98,988 1,549
Viasat Inc
(d)
75,504 1,201
Viavi Solutions Inc
(d)
223,487 1,766
$ 17,454
Textiles - 0 .21%
UniFirst Corp/MA 15,174 2,430
Transportation - 1 .39%
ArcBest Corp 23,761 2,635
Dorian LPG Ltd 34,240 1,415
Forward Air Corp 30,924 681
Heartland Express Inc 46,032 458
Hub Group Inc 62,642 2,519
Marten Transport Ltd 57,971 981
Matson Inc 35,081 3,781
RXO Inc
(d)
117,510 2,222
World Kinect Corp 60,451 1,421
$ 16,113
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 31,219 1,542
Water - 0 .69%
American States Water Co 37,135 2,631
California Water Service Group 57,950 2,846
Middlesex Water Co 17,881 907
SJW Group 29,179 1,589
$ 7,973
TOTAL COMMON STOCKS $ 1,128,541
Total Investments $ 1,160,668
Other Assets and Liabilities -  (0.12)% (1,414)
TOTAL NET ASSETS - 100.00% $ 1,159,254
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,938 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,746 or 0.24% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .49%
Industrial 16 .72%
Consumer, Cyclical 16 .50%
Consumer, Non-cyclical 16 .10%
Technology 7 .47%
Energy 6 .20%
Basic Materials 4 .18%
Communications 3 .57%
Money Market Funds 2 .64%
Utilities 2 .12%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 19,882 $ 190,030 $ 182,262 $ 27,650
$ 19,882 $ 190,030 $ 182,262 $ 27,650
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 520 $ — $ — $ —
$ 520 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2024 Long 290 $ 28,791 $ (865)
Total $ (865)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Value ETF 18,100 $ 2,698
Money Market Funds - 3 .62%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
3,282,338 3,282
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
48,437,211 48,437
$ 51,719
TOTAL INVESTMENT COMPANIES $ 54,417
COMMON STOCKS - 96 .44 % Shares Held Value (000's)
Advertising - 0 .21%
Advantage Solutions Inc
(d)
8,888 $ 38
Boston Omaha Corp
(d)
2,216 34
Clear Channel Outdoor Holdings Inc
(d)
37,932 53
Stagwell Inc
(d)
478,096 2,844
$ 2,969
Aerospace & Defense - 0 .61%
AAR Corp
(d)
3,397 235
AerSale Corp
(d)
297,982 2,124
Archer Aviation Inc
(d),(e)
15,499 60
Astronics Corp
(d)
2,679 45
Barnes Group Inc 77,587 2,694
Ducommun Inc
(d)
1,344 73
Joby Aviation Inc
(d),(e)
18,835 95
Kratos Defense & Security Solutions Inc
(d)
14,412 257
Moog Inc 10,811 1,720
National Presto Industries Inc 16,252 1,332
Triumph Group Inc
(d)
6,463 86
Virgin Galactic Holdings Inc
(d)
17,880 16
$ 8,737
Agriculture - 0 .18%
Alico Inc 769 21
Andersons Inc/The 37,732 2,073
Benson Hill Inc
(d)
24,156 4
Dole PLC 3,186 39
Fresh Del Monte Produce Inc 3,430 88
Limoneira Co 1,745 35
Tejon Ranch Co
(d)
2,114 35
Universal Corp/VA 2,387 123
Vector Group Ltd 12,154 126
$ 2,544
Airlines - 0 .25%
Alaska Air Group Inc
(d)
50,900 2,190
Allegiant Travel Co 1,425 78
Hawaiian Holdings Inc
(d)
5,078 64
JetBlue Airways Corp
(d)
153,719 873
SkyWest Inc
(d)
4,068 297
Spirit Airlines Inc
(e)
11,058 39
Sun Country Airlines Holdings Inc
(d)
1,999 27
$ 3,568
Apparel - 1 .18%
Carter's Inc 18,300 1,252
Fossil Group Inc
(d)
6,713 5
Gildan Activewear Inc 278,125 9,640
Hanesbrands Inc
(d)
335,097 1,528
Kontoor Brands Inc 24,200 1,502
Oxford Industries Inc 7,578 817
Rocky Brands Inc 652 17
Steven Madden Ltd 50,100 2,025
Weyco Group Inc 596 17
Wolverine World Wide Inc 790 8
$ 16,811
Automobile Manufacturers - 0 .29%
Blue Bird Corp
(d)
26,863 885
Hyliion Holdings Corp
(d)
14,990 19
Nikola Corp
(d),(e)
73,976 46
REV Group Inc 60,078 1,314
Wabash National Corp 83,398 1,927
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Workhorse Group Inc
(d)
23,242 $ 4
$ 4,195
Automobile Parts & Equipment - 0 .96%
Adient PLC
(d)
100,414 2,999
Aeva Technologies Inc
(d)
1,607 5
American Axle & Manufacturing Holdings Inc
(d)
11,573 85
Aurora Innovation Inc
(d)
35,775 99
Commercial Vehicle Group Inc
(d)
2,902 17
Cooper-Standard Holdings Inc
(d)
1,173 18
Dana Inc 13,080 163
Douglas Dynamics Inc 29,100 659
Fox Factory Holding Corp
(d)
15,400 599
Goodyear Tire & Rubber Co/The
(d)
236,816 2,832
Holley Inc
(d)
5,697 23
indie Semiconductor Inc
(d)
1,221 7
Methode Electronics Inc 211,993 2,584
Microvast Holdings Inc
(d),(e)
25,106 10
Miller Industries Inc/TN 13,530 659
Phinia Inc 71,800 2,800
SES AI Corp
(d)
12,962 21
Solid Power Inc
(d)
17,332 29
Standard Motor Products Inc 2,017 65
Titan International Inc
(d)
5,124 57
$ 13,731
Banks - 13 .02%
1st Source Corp 13,591 674
ACNB Corp 849 28
Alerus Financial Corp 1,805 36
Amalgamated Financial Corp 1,726 42
Amerant Bancorp Inc 2,583 56
Ameris Bancorp 6,609 314
Ames National Corp 865 17
Arrow Financial Corp 30,871 688
Associated Banc-Corp 144,956 3,054
Atlantic Union Bankshares Corp 8,905 283
BancFirst Corp 1,907 170
Bank First Corp 937 72
Bank of Hawaii Corp 3,939 223
Bank of Marin Bancorp 96,580 1,387
Bank of NT Butterfield & Son Ltd/The 4,504 153
Bank7 Corp 352 10
BankUnited Inc 109,967 2,940
Bankwell Financial Group Inc 670 15
Banner Corp 3,404 148
Bar Harbor Bankshares 1,503 38
BayCom Corp 26,501 524
BCB Bancorp Inc
(e)
43,219 407
Blue Foundry Bancorp
(d)
2,197 19
Blue Ridge Bankshares Inc
(d)
2,257 6
BOK Financial Corp 14,600 1,295
Bridgewater Bancshares Inc
(d)
52,753 574
Burke & Herbert Financial Services Corp 597 31
Business First Bancshares Inc 2,399 48
Byline Bancorp Inc 2,440 53
C&F Financial Corp 322 13
Cadence Bank 347,617 9,619
Cambridge Bancorp 31,563 1,937
Camden National Corp 44,971 1,404
Capital Bancorp Inc 955 19
Capital City Bank Group Inc 869 23
Carter Bankshares Inc
(d)
2,449 30
Cathay General Bancorp 47,952 1,651
Central Pacific Financial Corp 98,954 1,973
Chemung Financial Corp 397 17
ChoiceOne Financial Services Inc 702 17
Citizens & Northern Corp
(e)
1,535 26
Citizens Financial Services Inc 348 14
City Holding Co 1,346 136
Civista Bancshares Inc 45,752 653

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CNB Financial Corp/PA 30,430 $ 579
Codorus Valley Bancorp Inc
(e)
937 21
Colony Bankcorp Inc 1,658 18
Columbia Banking System Inc 67,800 1,275
Comerica Inc 252,435 12,665
Community Bank System Inc 5,312 230
Community Trust Bancorp Inc 34,288 1,441
Community West Bancshares 1,169 20
ConnectOne Bancorp Inc 144,338 2,585
CrossFirst Bankshares Inc
(d)
107,164 1,294
Customers Bancorp Inc
(d)
2,838 130
CVB Financial Corp 13,318 218
Dime Community Bancshares Inc 107,783 1,961
Eagle Bancorp Inc 126,624 2,341
Eastern Bankshares Inc 15,593 196
Enterprise Bancorp Inc/MA
(e)
972 24
Enterprise Financial Services Corp 37,906 1,441
Equity Bancshares Inc 1,448 48
Esquire Financial Holdings Inc 85 4
Evans Bancorp Inc 596 15
Farmers & Merchants Bancorp Inc/Archbold OH 1,341 27
Farmers National Banc Corp 3,649 43
FB Financial Corp 19,312 708
Fidelity D&D Bancorp Inc
(e)
504 23
Financial Institutions Inc 40,330 694
First Bancorp Inc/The
(e)
983 22
First BanCorp/Puerto Rico 15,264 263
First Bancorp/Southern Pines NC 3,963 120
First Bancshares Inc/The 3,044 73
First Bank/Hamilton NJ 2,201 26
First Busey Corp 30,103 672
First Business Financial Services Inc 19,961 660
First Commonwealth Financial Corp 10,129 134
First Community Bankshares Inc 1,676 56
First Community Corp/SC
(e)
838 14
First Financial Bancorp 9,419 208
First Financial Corp/IN 60,339 2,197
First Foundation Inc 197,230 1,081
First Hawaiian Inc 123,507 2,605
First Internet Bancorp 44,420 1,379
First Interstate BancSystem Inc 34,409 919
First Merchants Corp 22,844 764
First Mid Bancshares Inc 20,482 635
First of Long Island Corp/The
(e)
123,741 1,172
Five Star Bancorp 738 16
Fulton Financial Corp 16,094 266
FVCBankcorp Inc
(d)
1,610 19
German American Bancorp Inc 2,778 88
Glacier Bancorp Inc 11,159 404
Great Southern Bancorp Inc 13,753 707
Guaranty Bancshares Inc/TX 823 24
Hancock Whitney Corp 8,675 394
Hanmi Financial Corp 176,749 2,704
HarborOne Bancorp Inc 4,014 41
HBT Financial Inc 1,435 26
Heartland Financial USA Inc 42,509 1,790
Heritage Commerce Corp 191,073 1,517
Heritage Financial Corp/WA 79,359 1,407
Hilltop Holdings Inc 71,261 2,085
Home BancShares Inc/AR 18,912 448
HomeStreet Inc 1,954 24
Hope Bancorp Inc 257,758 2,583
Horizon Bancorp Inc/IN 165,446 1,899
Independent Bank Corp 4,429 222
Independent Bank Corp/MI 52,485 1,302
Independent Bank Group Inc 19,698 734
International Bancshares Corp 5,396 300
Investar Holding Corp 43,200 721
John Marshall Bancorp Inc 1,251 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Kearny Financial Corp/MD 242,832 $ 1,311
Lakeland Bancorp Inc 173,220 2,111
Lakeland Financial Corp 2,331 137
LCNB Corp 1,185 17
Live Oak Bancshares Inc 35,146 1,136
Macatawa Bank Corp
(e)
2,628 37
MainStreet Bancshares Inc 792 12
Mercantile Bank Corp 19,925 719
Merchants Bancorp/IN 51,793 2,089
Metrocity Bankshares Inc 1,804 41
Metropolitan Bank Holding Corp
(d)
930 37
Mid Penn Bancorp Inc 1,462 30
Middlefield Banc Corp 849 18
Midland States Bancorp Inc 2,043 45
MidWestOne Financial Group Inc 24,105 486
MVB Financial Corp 1,060 19
National Bank Holdings Corp 3,650 119
National Bankshares Inc 580 16
NBT Bancorp Inc 4,185 147
Nicolet Bankshares Inc 1,301 100
Northeast Bank 14,400 745
Northeast Community Bancorp Inc 40,644 641
Northrim BanCorp Inc 26,615 1,272
Norwood Financial Corp 731 18
Oak Valley Bancorp 676 16
OFG Bancorp 4,599 166
Old National Bancorp/IN 31,620 523
Old Second Bancorp Inc 4,328 59
Orange County Bancorp Inc 552 24
Origin Bancorp Inc 2,885 86
Orrstown Financial Services Inc 1,075 28
Park National Corp 1,425 188
Parke Bancorp Inc
(e)
27,650 455
Pathward Financial Inc 1,739 88
PCB Bancorp 32,595 475
Peapack-Gladstone Financial Corp 66,768 1,494
Penns Woods Bancorp Inc 829 14
Peoples Bancorp Inc/OH 3,454 100
Peoples Financial Services Corp 697 26
Pioneer Bancorp Inc/NY
(d)
1,161 10
Plumas Bancorp 479 17
Ponce Financial Group Inc
(d)
1,954 16
Popular Inc 31,800 2,703
Preferred Bank/Los Angeles CA 30,081 2,277
Premier Financial Corp 101,301 1,963
Primis Financial Corp 65,216 634
Princeton Bancorp Inc 578 17
Prosperity Bancshares Inc 146,665 9,089
QCR Holdings Inc 1,647 91
RBB Bancorp 42,868 761
Red River Bancshares Inc 478 22
Renasant Corp 5,531 161
Republic Bancorp Inc/KY 887 45
S&T Bancorp Inc 3,793 114
Sandy Spring Bancorp Inc 133,273 2,725
Seacoast Banking Corp of Florida 8,442 195
ServisFirst Bancshares Inc 3,371 199
Shore Bancshares Inc 66,380 687
Sierra Bancorp 30,525 605
Simmons First National Corp 157,923 2,699
SmartFinancial Inc 1,494 31
South Plains Financial Inc 1,147 30
Southern First Bancshares Inc
(d)
21,024 543
Southern States Bancshares Inc 763 18
Southside Bancshares Inc 2,848 76
SouthState Corp 7,633 578
Stellar Bancorp Inc 4,642 103
Sterling Bancorp Inc/MI
(d)
2,173 10
Stock Yards Bancorp Inc 382 17

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Summit Financial Group Inc 1,151 $ 30
Synovus Financial Corp 70,500 2,523
Texas Capital Bancshares Inc
(d)
14,347 823
Third Coast Bancshares Inc
(d)
1,295 25
Tompkins Financial Corp 32,983 1,451
Towne Bank/Portsmouth VA 27,846 720
TriCo Bancshares 3,085 107
Triumph Financial Inc
(d)
2,207 155
TrustCo Bank Corp NY 74,554 1,984
Trustmark Corp 6,077 180
UMB Financial Corp 4,448 354
United Bankshares Inc/WV 258,089 8,377
United Community Banks Inc/GA 11,567 292
Unity Bancorp Inc 723 19
Univest Financial Corp 103,976 2,170
USCB Financial Holdings Inc 1,199 13
Valley National Bancorp 309,783 2,171
Veritex Holdings Inc 115,227 2,245
Virginia National Bankshares Corp 537 15
Walker & Dunlop Inc 3,195 293
Washington Trust Bancorp Inc 79,146 2,015
WesBanco Inc 5,771 156
West BanCorp Inc 1,613 26
Westamerica BanCorp 1,772 82
Western Alliance Bancorp 221,955 12,614
Zions Bancorp NA 342,025 13,948
$ 185,849
Beverages - 0 .85%
BRC Inc
(d),(e)
307 1
Coca-Cola Consolidated Inc 11,160 9,218
Duckhorn Portfolio Inc/The
(d)
315,378 2,671
Primo Water Corp 13,486 255
Zevia PBC
(d)
1,129 1
$ 12,146
Biotechnology - 0 .44%
2seventy bio Inc
(d)
5,420 25
4D Molecular Therapeutics Inc
(d)
3,735 89
Aadi Bioscience Inc
(d)
2,258 4
Acrivon Therapeutics Inc
(d)
1,208 11
Actinium Pharmaceuticals Inc
(d),(e)
145 1
Adicet Bio Inc
(d)
6,096 9
ADMA Biologics Inc
(d)
10,042 65
Agenus Inc
(d),(e)
1,859 23
Allakos Inc
(d)
6,633 7
Allogene Therapeutics Inc
(d)
9,699 27
Allovir Inc
(d)
6,405 5
Alpine Immune Sciences Inc
(d)
1,806 117
Altimmune Inc
(d)
5,383 35
ALX Oncology Holdings Inc
(d)
2,715 46
AnaptysBio Inc
(d)
366 9
ANI Pharmaceuticals Inc
(d)
372 25
Annexon Inc
(d)
6,719 31
Apogee Therapeutics Inc
(d)
2,227 112
Arbutus Biopharma Corp
(d)
5,467 15
Arcturus Therapeutics Holdings Inc
(d)
2,123 54
Arcus Biosciences Inc
(d)
3,706 56
Ardelyx Inc
(d)
8,004 51
ArriVent Biopharma Inc
(d)
609 10
ARS Pharmaceuticals Inc
(d)
1,920 17
Astria Therapeutics Inc
(d)
692 6
Atara Biotherapeutics Inc
(d)
8,603 6
Atea Pharmaceuticals Inc
(d)
8,271 31
Aura Biosciences Inc
(d)
3,798 28
Avidity Biosciences Inc
(d)
7,423 179
Beam Therapeutics Inc
(d)
719 15
BioAtla Inc
(d)
4,400 10
BioCryst Pharmaceuticals Inc
(d)
5,031 21
Biohaven Ltd
(d)
6,827 265
Bluebird Bio Inc
(d)
19,221 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Bridgebio Pharma Inc
(d)
3,522 $ 90
Cabaletta Bio Inc
(d)
375 4
Cara Therapeutics Inc
(d)
6,521 5
Cargo Therapeutics Inc
(d)
1,177 22
Caribou Biosciences Inc
(d)
8,397 30
Carisma Therapeutics Inc
(d)
3,409 6
Cartesian Therapeutics Inc
(d),(e)
289 6
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 2
Celcuity Inc
(d)
1,750 28
Celldex Therapeutics Inc
(d)
4,590 172
Century Therapeutics Inc
(d)
2,672 8
CG oncology Inc
(d)
1,238 50
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cogent Biosciences Inc
(d)
4,074 26
Compass Therapeutics Inc
(d)
9,496 14
Crinetics Pharmaceuticals Inc
(d)
5,492 241
Cullinan Therapeutics Inc
(d)
2,602 70
Cytokinetics Inc
(d)
728 45
Day One Biopharmaceuticals Inc
(d)
545 9
Deciphera Pharmaceuticals Inc
(d)
3,432 87
Design Therapeutics Inc
(d)
3,270 12
Disc Medicine Inc
(d)
50 1
Dynavax Technologies Corp
(d)
2,082 24
Dyne Therapeutics Inc
(d)
4,180 106
Edgewise Therapeutics Inc
(d)
5,747 103
Editas Medicine Inc
(d)
8,288 43
Emergent BioSolutions Inc
(d)
5,936 11
Entrada Therapeutics Inc
(d)
2,211 26
Erasca Inc
(d)
8,100 16
EyePoint Pharmaceuticals Inc
(d)
1,679 30
Fate Therapeutics Inc
(d)
8,309 33
FibroGen Inc
(d)
10,647 12
Forafric Global PLC
(d),(e)
552 6
Genelux Corp
(d),(e)
1,639 5
Generation Bio Co
(d),(e)
5,169 15
Geron Corp
(d)
12,498 49
HilleVax Inc
(d)
2,159 28
Humacyte Inc
(d)
824 3
Ideaya Biosciences Inc
(d)
2,315 94
IGM Biosciences Inc
(d),(e)
1,515 15
Ikena Oncology Inc
(d)
3,461 5
ImmunityBio Inc
(d),(e)
2,722 22
Inhibrx Inc
(d)
1,202 41
Innoviva Inc
(d)
5,257 79
Inozyme Pharma Inc
(d),(e)
5,151 23
Intellia Therapeutics Inc
(d)
7,659 164
Iovance Biotherapeutics Inc
(d)
23,757 280
iTeos Therapeutics Inc
(d)
2,566 28
Janux Therapeutics Inc
(d)
1,624 93
Kezar Life Sciences Inc
(d)
7,099 6
Kiniksa Pharmaceuticals Ltd
(d)
3,157 59
Kodiak Sciences Inc
(d)
3,751 12
Larimar Therapeutics Inc
(d),(e)
2,613 18
LENZ Therapeutics Inc
(e)
398 6
Lexeo Therapeutics Inc
(d)
636 8
Lexicon Pharmaceuticals Inc
(d)
5,420 8
Ligand Pharmaceuticals Inc
(d)
1,416 99
Liquidia Corp
(d)
1,620 21
MacroGenics Inc
(d)
4,322 64
MeiraGTx Holdings plc
(d)
914 4
Mersana Therapeutics Inc
(d)
5,011 16
Mineralys Therapeutics Inc
(d),(e)
1,451 18
Monte Rosa Therapeutics Inc
(d)
3,106 17
Myriad Genetics Inc
(d)
8,760 171
NeoGenomics Inc
(d)
11,708 163
Neumora Therapeutics Inc
(d),(e)
923 8
Nkarta Inc
(d)
3,263 22

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Novavax Inc
(d),(e)
2,352 $ 10
Nurix Therapeutics Inc
(d)
4,741 57
Nuvation Bio Inc
(d)
14,315 43
Ocean Biomedical Inc
(d)
919 1
Olema Pharmaceuticals Inc
(d)
2,941 30
Omeros Corp
(d)
4,113 13
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
6,226 15
Ovid therapeutics Inc
(d)
5,985 18
PepGen Inc
(d),(e)
814 10
Phathom Pharmaceuticals Inc
(d),(e)
2,574 23
Poseida Therapeutics Inc
(d)
6,822 17
Precigen Inc
(d)
14,204 19
Prelude Therapeutics Inc
(d)
1,486 6
ProKidney Corp
(d),(e)
3,341 7
Protalix BioTherapeutics Inc
(d)
6,599 8
PTC Therapeutics Inc
(d)
1,401 45
Rallybio Corp
(d)
3,855 7
RAPT Therapeutics Inc
(d)
932 7
Recursion Pharmaceuticals Inc
(d),(e)
13,934 109
REGENXBIO Inc
(d)
4,113 63
Relay Therapeutics Inc
(d)
9,463 62
Replimune Group Inc
(d)
5,045 32
REVOLUTION Medicines Inc
(d)
3,590 134
Rigel Pharmaceuticals Inc
(d)
3,304 3
Rocket Pharmaceuticals Inc
(d)
786 17
Sage Therapeutics Inc
(d)
420 6
Sana Biotechnology Inc
(d)
8,941 80
Sangamo Therapeutics Inc
(d)
17,008 9
Savara Inc
(d)
8,684 40
Scholar Rock Holding Corp
(d)
5,745 84
Scilex Holding Co
(d)
3,201 3
Seer Inc
(d)
5,850 12
Stoke Therapeutics Inc
(d)
2,779 31
Sutro Biopharma Inc
(d)
6,572 22
Syndax Pharmaceuticals Inc
(d)
1,380 29
Tango Therapeutics Inc
(d)
4,565 35
Tarsus Pharmaceuticals Inc
(d)
2,890 91
Tenaya Therapeutics Inc
(d)
4,663 21
Terns Pharmaceuticals Inc
(d)
1,680 8
Theravance Biopharma Inc
(d)
4,839 41
Third Harmonic Bio Inc
(d)
1,956 22
Travere Therapeutics Inc
(d)
530 3
Turnstone Biologics Corp
(d)
546 1
Tyra Biosciences Inc
(d)
900 15
UroGen Pharma Ltd
(d),(e)
495 7
Vera Therapeutics Inc
(d)
2,050 81
Veracyte Inc
(d)
7,307 143
Verve Therapeutics Inc
(d)
6,572 39
Vigil Neuroscience Inc
(d),(e)
1,604 4
Vir Biotechnology Inc
(d)
8,055 68
Viridian Therapeutics Inc
(d)
1,207 16
Vor BioPharma Inc
(d)
3,759 6
WaVe Life Sciences Ltd
(d)
7,339 36
X4 Pharmaceuticals Inc
(d)
6,123 7
Xencor Inc
(d)
2,648 55
XOMA Corp
(d)
734 19
Zevra Therapeutics Inc
(d)
3,651 17
Zura Bio Ltd
(d)
2,134 9
Zymeworks Inc
(d)
5,571 48
$ 6,290
Building Materials - 1 .45%
AAON Inc 98,700 9,287
American Woodmark Corp
(d)
1,508 139
Apogee Enterprises Inc 1,367 84
Armstrong World Industries Inc 15,500 1,781
Aspen Aerogels Inc
(d)
5,102 80
Boise Cascade Co 3,975 526
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Gibraltar Industries Inc
(d)
1,344 $ 96
Griffon Corp 1,593 104
JELD-WEN Holding Inc
(d)
318,331 6,526
Knife River Corp
(d)
5,683 444
LSI Industries Inc 675 10
Masterbrand Inc
(d)
12,805 214
Modine Manufacturing Co
(d)
1,860 172
SmartRent Inc
(d)
18,716 43
SPX Technologies Inc
(d)
761 93
Summit Materials Inc
(d)
11,953 465
UFP Industries Inc 5,096 574
$ 20,638
Chemicals - 4 .38%
AdvanSix Inc 70,679 1,785
American Vanguard Corp 2,190 25
Avient Corp 9,041 383
Axalta Coating Systems Ltd
(d)
301,350 9,474
Cabot Corp 16,300 1,487
Chemours Co/The 500,065 13,377
Codexis Inc
(d)
6,116 18
Danimer Scientific Inc
(d)
10,020 7
Ecovyst Inc
(d)
252,189 2,378
Element Solutions Inc 857,340 19,830
HB Fuller Co 571 43
Ingevity Corp
(d)
59,800 3,058
Innospec Inc 15,711 1,885
Intrepid Potash Inc
(d)
1,068 21
Koppers Holdings Inc 2,020 104
Kronos Worldwide Inc 2,330 27
Mativ Holdings Inc 276,549 5,050
Minerals Technologies Inc 41,268 3,008
Oil-Dri Corp of America 365 25
Origin Materials Inc
(d)
14,723 12
Perimeter Solutions SA
(d)
15,104 106
Rayonier Advanced Materials Inc
(d)
7,149 27
Rogers Corp
(d)
450 54
Stepan Co 1,889 157
Trinseo PLC 4,048 11
Tronox Holdings PLC 11,768 200
Valhi Inc 229 3
$ 62,555
Coal - 0 .12%
Alpha Metallurgical Resources Inc 1,080 353
Arch Resources Inc 1,808 287
CONSOL Energy Inc 3,069 254
Hallador Energy Co
(d)
2,654 14
NACCO Industries Inc 477 13
Peabody Energy Corp 11,294 248
Ramaco Resources Inc - A Shares 2,269 36
Ramaco Resources Inc - B Shares 477 5
SunCoke Energy Inc 8,410 87
Warrior Met Coal Inc 5,196 355
$ 1,652
Commercial Services - 4 .29%
2U Inc
(d)
10,566 3
Aaron's Co Inc/The 301,635 2,084
ABM Industries Inc 63,987 2,796
Acacia Research Corp
(d)
3,816 19
Adtalem Global Education Inc
(d)
59,492 2,952
AirSculpt Technologies Inc
(d)
131 1
Alight Inc
(d)
41,534 375
AMN Healthcare Services Inc
(d)
53,730 3,223
API Group Corp
(d)
6,853 264
Arlo Technologies Inc
(d)
1,173 14
Bakkt Holdings Inc
(d)
388 3
Barrett Business Services Inc 52 6
BrightView Holdings Inc
(d)
4,157 47
Brink's Co/The 22,200 1,942
Cass Information Systems Inc 174 7

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Chegg Inc
(d)
1,766 $ 9
Cimpress PLC
(d)
784 67
Cipher Mining Inc
(d),(e)
4,018 15
Cleanspark Inc
(d)
16,907 277
CompoSecure Inc
(d),(e)
101 1
CoreCivic Inc
(d)
11,427 170
CPI Card Group Inc
(d)
32,800 566
Cross Country Healthcare Inc
(d)
2,799 49
Deluxe Corp 4,350 86
Distribution Solutions Group Inc
(d)
116 4
Emerald Holding Inc
(d)
135,659 780
Ennis Inc 78,625 1,564
Euronet Worldwide Inc
(d)
13,300 1,366
European Wax Center Inc
(d),(e)
175 2
First Advantage Corp 4,909 80
FiscalNote Holdings Inc
(d)
4,751 6
GEO Group Inc/The
(d)
12,084 180
Graham Holdings Co 2,249 1,578
Green Dot Corp
(d)
4,661 41
Hackett Group Inc/The 258 6
Healthcare Services Group Inc
(d)
181,704 1,929
Heidrick & Struggles International Inc 64,174 1,892
Information Services Group Inc 2,032 7
John Wiley & Sons Inc 3,579 134
Kelly Services Inc 3,103 71
Kforce Inc 164,375 10,152
Korn Ferry 47,805 2,903
Laureate Education Inc 2,038 30
Lincoln Educational Services Corp
(d)
2,556 27
LiveRamp Holdings Inc
(d)
6,446 207
ManpowerGroup Inc 38,300 2,890
MarketWise Inc 4,051 6
Marqeta Inc
(d)
41,034 228
Matthews International Corp 2,139 58
Medifast Inc 82,100 2,260
Monro Inc 2,945 80
Paysafe Ltd
(d)
3,244 46
Perdoceo Education Corp 6,552 120
Performant Financial Corp
(d)
1,798 5
PROG Holdings Inc 3,567 119
Quad/Graphics Inc 108,995 490
Rent the Runway Inc
(d),(e)
239 2
Repay Holdings Corp
(d)
8,240 84
Resources Connection Inc 174,999 1,934
Riot Platforms Inc
(d),(e)
5,956 60
Sabre Corp
(d)
25,171 72
Sterling Check Corp
(d)
2,830 43
StoneCo Ltd
(d)
11,495 179
Strategic Education Inc 2,258 259
Terawulf Inc
(d)
15,220 33
TrueBlue Inc
(d)
239,124 2,491
Universal Technical Institute Inc
(d)
3,227 49
Upbound Group Inc 41,540 1,288
V2X Inc
(d)
42,852 2,081
Valvoline Inc
(d)
198,555 8,443
Willdan Group Inc
(d)
1,203 34
WW International Inc
(d)
6,225 11
$ 61,300
Computers - 2 .58%
3D Systems Corp
(d)
13,134 44
ASGN Inc
(d)
105,369 10,163
Cantaloupe Inc
(d)
2,106 12
Conduent Inc
(d)
17,455 55
Crane NXT Co 42,100 2,560
Desktop Metal Inc
(d)
28,504 22
DXC Technology Co
(d)
105,200 2,050
Grid Dynamics Holdings Inc
(d)
1,246 12
Insight Enterprises Inc
(d)
91,985 16,794
Maximus Inc 32,700 2,625
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Mitek Systems Inc
(d)
284 $ 4
NCR Atleos Corp
(d)
59,650 1,189
NetScout Systems Inc
(d)
6,813 131
NextNav Inc
(d)
429 4
OneSpan Inc
(d)
319 4
PAR Technology Corp
(d)
2,487 105
Parsons Corp
(d)
2,250 177
System1 Inc
(d)
4,112 7
TTEC Holdings Inc 110,500 804
Unisys Corp
(d)
6,809 37
Vuzix Corp
(d),(e)
5,871 8
$ 36,807
Consumer Products - 0 .13%
ACCO Brands Corp 9,329 45
Central Garden & Pet Co
(d),(e)
33,624 1,377
Central Garden & Pet Co - A Shares
(d)
5,147 182
Helen of Troy Ltd
(d)
2,374 220
Quanex Building Products Corp 3,279 109
$ 1,933
Cosmetics & Personal Care - 0 .63%
Coty Inc
(d)
593,495 6,790
Edgewell Personal Care Co 57,167 2,151
Waldencast plc
(d),(e)
3,178 15
$ 8,956
Distribution & Wholesale - 2 .33%
A-Mark Precious Metals Inc 1,852 74
Core & Main Inc
(d)
227,345 12,838
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(d)
80,835 2,275
Global Industrial Co 15,580 600
Hudson Technologies Inc
(d)
3,696 37
MRC Global Inc
(d)
54,581 613
OPENLANE Inc
(d)
10,681 183
Resideo Technologies Inc
(d)
87,662 1,712
Rush Enterprises Inc - Class A 241,553 10,609
Rush Enterprises Inc - Class B 888 36
ScanSource Inc
(d)
47,727 1,987
ThredUp Inc
(d),(e)
6,897 11
Titan Machinery Inc
(d)
94,851 2,112
VSE Corp 1,291 101
$ 33,190
Diversified Financial Services - 3 .86%
Artisan Partners Asset Management Inc 253,666 10,383
Atlanticus Holdings Corp
(d)
497 13
BGC Group Inc 18,920 148
Bit Digital Inc
(d),(e)
8,199 17
Bread Financial Holdings Inc 80,053 2,955
Brightsphere Investment Group Inc 1,974 44
Columbia Financial Inc
(d)
1,744 29
Consumer Portfolio Services Inc
(d),(e)
1,016 9
Diamond Hill Investment Group Inc 10,200 1,522
Enact Holdings Inc 96,439 2,867
Encore Capital Group Inc
(d)
2,299 94
Enova International Inc
(d)
2,847 172
Evercore Inc - Class A 65,775 11,938
Federal Agricultural Mortgage Corp 765 142
Federated Hermes Inc 74,900 2,460
Finance Of America Cos Inc
(d)
7,452 4
First Western Financial Inc
(d)
799 13
Forge Global Holdings Inc
(d)
11,030 20
GCM Grosvenor Inc 480 5
Hamilton Lane Inc 1,486 166
Janus Henderson Group PLC 90,700 2,832
LendingClub Corp
(d)
10,768 81
LendingTree Inc
(d)
795 38
Moelis & Co 2,730 134
Mr Cooper Group Inc
(d)
34,664 2,676
Navient Corp 170,087 2,555
Nelnet Inc 1,295 122

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Ocwen Financial Corp
(d)
646 $ 15
OppFi Inc 1,305 3
Pagseguro Digital Ltd
(d)
7,850 98
PennyMac Financial Services Inc 2,401 206
Perella Weinberg Partners 97,900 1,461
Piper Sandler Cos 303 59
PRA Group Inc
(d)
3,900 93
Radian Group Inc 108,886 3,253
Regional Management Corp 700 18
Security National Financial Corp
(d)
1,260 8
SLM Corp 126,500 2,681
StoneX Group Inc
(d)
2,402 174
SWK Holdings Corp
(d)
465 8
Velocity Financial Inc
(d),(e)
997 17
Victory Capital Holdings Inc 269 14
Virtu Financial Inc 131,900 2,862
Virtus Investment Partners Inc 11,897 2,609
World Acceptance Corp
(d)
365 50
$ 55,068
Electric - 1 .55%
ALLETE Inc 48,227 2,856
Altus Power Inc
(d)
6,958 26
Avista Corp 91,838 3,304
Black Hills Corp 56,867 3,122
Genie Energy Ltd 1,065 16
MGE Energy Inc 1,799 141
Northwestern Energy Group Inc 64,054 3,231
Ormat Technologies Inc 1,921 123
Otter Tail Corp 33,449 2,855
PNM Resources Inc 77,606 2,876
Portland General Electric Co 80,268 3,470
Unitil Corp 1,134 58
$ 22,078
Electrical Components & Equipment - 0 .51%
Belden Inc 31,494 2,559
Blink Charging Co
(d),(e)
2,530 6
Encore Wire Corp 1,510 422
Energizer Holdings Inc 77,600 2,229
EnerSys 284 26
ESS Tech Inc
(d)
9,076 7
Insteel Industries Inc 58,735 1,885
nLight Inc
(d)
4,456 51
Powell Industries Inc 930 133
$ 7,318
Electronics - 2 .56%
Atmus Filtration Technologies Inc
(d)
84,407 2,557
Avnet Inc 57,800 2,825
Bel Fuse Inc 970 57
Benchmark Electronics Inc 23,525 710
Brady Corp 32,000 1,888
Coherent Corp
(d)
25,300 1,382
Comtech Telecommunications Corp
(d)
3,181 6
ESCO Technologies Inc 1,085 110
Evolv Technologies Holdings Inc
(d),(e)
9,523 37
FARO Technologies Inc
(d)
1,724 32
GoPro Inc
(d)
13,617 24
Itron Inc
(d)
32,526 2,996
Kimball Electronics Inc
(d)
95,702 2,003
Knowles Corp
(d)
8,876 141
Mirion Technologies Inc
(d)
20,190 219
Napco Security Technologies Inc 107,235 4,364
NVE Corp 15,456 1,259
OSI Systems Inc
(d)
9,400 1,236
Plexus Corp
(d)
26,720 2,699
Sanmina Corp
(d)
52,658 3,194
Stoneridge Inc
(d)
2,056 31
TTM Technologies Inc
(d)
198,395 2,962
Turtle Beach Corp
(d)
1,763 25
Vishay Intertechnology Inc 140,105 3,242
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Vontier Corp 62,300 $ 2,531
$ 36,530
Energy - Alternate Sources - 0 .17%
Alto Ingredients Inc
(d)
650,400 1,229
Energy Vault Holdings Inc
(d)
11,424 15
Eos Energy Enterprises Inc
(d),(e)
1,140 1
FuelCell Energy Inc
(d),(e)
46,019 43
FutureFuel Corp 2,983 16
Gevo Inc
(d)
25,555 17
Green Plains Inc
(d)
4,849 100
Maxeon Solar Technologies Ltd
(d),(e)
1,350 3
REX American Resources Corp
(d)
16,308 902
Stem Inc
(d),(e)
15,371 28
Sunnova Energy International Inc
(d),(e)
5,498 23
Verde Clean Fuels Inc
(d)
454 2
$ 2,379
Engineering & Construction - 0 .28%
908 Devices Inc
(d)
2,527 14
Arcosa Inc 4,872 370
Concrete Pumping Holdings Inc
(d)
1,066 7
Fluor Corp
(d)
969 39
Granite Construction Inc 3,782 210
Great Lakes Dredge & Dock Corp
(d)
6,595 44
INNOVATE Corp
(d)
6,222 4
Iteris Inc
(d)
1,951 9
Latham Group Inc
(d)
4,434 12
Limbach Holdings Inc
(d)
778 35
Mistras Group Inc
(d)
2,091 18
NV5 Global Inc
(d)
158 15
Primoris Services Corp 19,142 892
Southland Holdings Inc
(d)
376 2
Sterling Infrastructure Inc
(d)
360 37
Tutor Perini Corp
(d)
140,715 2,340
$ 4,048
Entertainment - 1 .48%
Accel Entertainment Inc
(d)
176,200 1,892
Bally's Corp
(d)
1,342 18
Cinemark Holdings Inc
(d)
1,773 30
Empire Resorts Inc - Escrow
(d),(f)
288 —
Everi Holdings Inc
(d)
207,109 1,692
Light & Wonder Inc
(d)
4,805 429
Lions Gate Entertainment Corp - A shares
(d)
1,873 19
Lions Gate Entertainment Corp - B shares
(d)
3,848 36
Madison Square Garden Entertainment Corp
(d)
583 23
Marriott Vacations Worldwide Corp 28,600 2,749
Monarch Casino & Resort Inc 26,500 1,796
Red Rock Resorts Inc 176,854 9,394
Reservoir Media Inc
(d)
1,993 18
Six Flags Entertainment Corp
(d)
25,178 594
United Parks & Resorts Inc
(d)
48,685 2,474
$ 21,164
Environmental Control - 0 .01%
CECO Environmental Corp
(d)
2,986 65
Enviri Corp
(d)
7,902 61
Li-Cycle Holdings Corp
(d)
15,047 10
PureCycle Technologies Inc
(d),(e)
9,043 42
$ 178
Food - 0 .43%
B&G Foods Inc 190,865 2,118
Cal-Maine Foods Inc 12,593 697
Hain Celestial Group Inc/The
(d)
205,672 1,263
HF Foods Group Inc
(d)
4,597 13
Ingles Markets Inc 1,405 101
Krispy Kreme Inc 6,029 76
Mission Produce Inc
(d)
4,180 48
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 938 15
Seneca Foods Corp - Class A
(d)
502 29
SpartanNash Co 3,434 66

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
SunOpta Inc
(d)
520 $ 3
TreeHouse Foods Inc
(d)
4,445 167
United Natural Foods Inc
(d)
5,876 53
Village Super Market Inc 886 25
Weis Markets Inc 1,654 104
WK Kellogg Co 60,800 1,419
$ 6,199
Forest Products & Paper - 0 .20%
Glatfelter Corp
(d)
4,404 6
Mercer International Inc 141,000 1,428
Sylvamo Corp 22,300 1,394
$ 2,828
Gas - 0 .95%
Brookfield Infrastructure Corp 10,696 326
Chesapeake Utilities Corp 781 83
New Jersey Resources Corp 4,630 202
Northwest Natural Holding Co 83,451 3,183
ONE Gas Inc 47,344 3,055
RGC Resources Inc 875 18
Southwest Gas Holdings Inc 45,469 3,393
Spire Inc 52,986 3,274
$ 13,534
Hand & Machine Tools - 0 .60%
Enerpac Tool Group Corp 44,800 1,596
Franklin Electric Co Inc 63,480 6,111
Kennametal Inc 35,367 833
Luxfer Holdings PLC 2,823 27
$ 8,567
Healthcare - Products - 1 .35%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
3,027 8
Alphatec Holdings Inc
(d)
5,423 68
AngioDynamics Inc
(d)
4,135 24
Artivion Inc
(d)
3,365 66
AtriCure Inc
(d)
1,293 31
Avanos Medical Inc
(d)
4,603 83
BioLife Solutions Inc
(d)
322 6
Butterfly Network Inc
(d),(e)
16,180 13
CareDx Inc
(d)
5,263 41
Castle Biosciences Inc
(d)
1,523 32
ClearPoint Neuro Inc
(d),(e)
149 1
Cutera Inc
(d),(e)
2,234 5
CVRx Inc
(d)
149 2
Embecta Corp 5,218 53
Globus Medical Inc
(d)
173,255 8,626
Inari Medical Inc
(d)
425 16
Inmode Ltd
(d)
136,300 2,343
Inogen Inc
(d)
2,661 18
Integer Holdings Corp
(d)
3,320 371
LivaNova PLC
(d)
5,081 283
MaxCyte Inc
(d)
8,310 30
MiMedx Group Inc
(d)
11,619 72
Nautilus Biotechnology Inc
(d)
5,762 15
Neogen Corp
(d)
21,822 269
Nevro Corp
(d)
2,322 25
OmniAb Inc
(d)
9,458 42
Omnicell Inc
(d)
2,233 60
OraSure Technologies Inc
(d)
7,199 38
Orthofix Medical Inc
(d)
3,590 47
OrthoPediatrics Corp
(d)
187 6
Pacific Biosciences of California Inc
(d)
12,412 20
Patterson Cos Inc 6,537 166
Pulse Biosciences Inc
(d),(e)
1,370 10
Quanterix Corp
(d)
2,924 47
Quantum-Si Inc
(d),(e)
10,213 16
TransMedics Group Inc
(d)
46,485 4,376
Twist Bioscience Corp
(d)
5,805 181
Utah Medical Products Inc 7,526 498
Varex Imaging Corp
(d)
3,868 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Vicarious Surgical Inc
(d)
3,926 $ 1
Zimvie Inc
(d)
2,613 40
Zynex Inc
(d),(e)
108,000 1,185
$ 19,298
Healthcare - Services - 1 .30%
23andMe Holding Co
(d)
33,563 17
Acadia Healthcare Co Inc
(d)
89,600 6,625
Accolade Inc
(d)
392 3
Addus HomeCare Corp
(d)
829 80
Agiliti Inc
(d)
394 4
American Well Corp
(d)
25,283 13
Aveanna Healthcare Holdings Inc
(d)
3,886 9
BrightSpring Health Services Inc
(d),(e)
1,906 20
Brookdale Senior Living Inc
(d)
18,802 127
CareMax Inc
(d)
369 1
Community Health Systems Inc
(d)
12,667 42
Enhabit Inc
(d)
5,062 51
Fulgent Genetics Inc
(d)
2,048 42
HealthEquity Inc
(d)
113,235 8,935
LifeStance Health Group Inc
(d)
4,990 31
Nano-X Imaging Ltd
(d),(e)
4,340 39
National HealthCare Corp 1,254 114
OPKO Health Inc
(d),(e)
39,314 48
Oscar Health Inc
(d)
14,877 258
Pediatrix Medical Group Inc
(d)
8,534 76
Select Medical Holdings Corp 70,300 1,994
Surgery Partners Inc
(d)
751 19
$ 18,548
Home Builders - 2 .47%
Beazer Homes USA Inc
(d)
2,924 82
Century Communities Inc 25,301 2,007
Dream Finders Homes Inc
(d)
1,439 51
Forestar Group Inc
(d)
1,791 55
Green Brick Partners Inc
(d)
27,561 1,492
Hovnanian Enterprises Inc
(d)
489 72
Installed Building Products Inc 52,355 12,342
KB Home 39,246 2,541
Landsea Homes Corp
(d)
2,136 25
LCI Industries 1,532 159
LGI Homes Inc
(d)
1,931 174
M/I Homes Inc
(d)
19,284 2,241
Meritage Homes Corp 3,658 606
Skyline Champion Corp
(d)
145,317 10,898
Taylor Morrison Home Corp
(d)
10,407 583
Tri Pointe Homes Inc
(d)
48,751 1,796
United Homes Group Inc
(d)
651 4
Winnebago Industries Inc 2,851 176
$ 35,304
Home Furnishings - 0 .17%
Daktronics Inc
(d)
3,878 37
Ethan Allen Interiors Inc 2,252 64
Hooker Furnishings Corp 1,073 18
iRobot Corp
(d),(e)
359 3
Leggett & Platt Inc 109,400 1,977
MillerKnoll Inc 7,405 188
Purple Innovation Inc
(d)
5,470 8
Sleep Number Corp
(d)
1,142 15
Snap One Holdings Corp
(d)
1,837 19
Traeger Inc
(d)
3,544 8
Vizio Holding Corp
(d),(e)
876 9
VOXX International Corp
(d)
1,183 7
Xperi Inc
(d)
4,356 46
$ 2,399
Insurance - 5 .14%
Ambac Financial Group Inc
(d)
152,721 2,207
American Coastal Insurance Corp
(d),(e)
1,998 21
American Equity Investment Life Holding Co 7,897 443
AMERISAFE Inc 925 42
Assured Guaranty Ltd 31,400 2,408

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Axis Capital Holdings Ltd 43,700 $ 2,680
Brighthouse Financial Inc
(d)
41,100 1,983
CNO Financial Group Inc 117,369 3,090
Donegal Group Inc 1,567 21
eHealth Inc
(d)
1,844 8
Employers Holdings Inc 64,740 2,758
Enstar Group Ltd
(d)
10,368 3,011
Essent Group Ltd 59,326 3,143
F&G Annuities & Life Inc 1,724 65
Fidelis Insurance Holdings Ltd
(e)
4,535 84
First American Financial Corp 250,655 13,428
Genworth Financial Inc
(d)
45,125 268
GoHealth Inc
(d)
511 5
Greenlight Capital Re Ltd
(d)
2,577 31
Hamilton Insurance Group Ltd
(d)
1,260 17
Hanover Insurance Group Inc/The 15,000 1,947
Hippo Holdings Inc
(d)
1,150 25
Horace Mann Educators Corp 82,192 3,029
Investors Title Co 96 15
Jackson Financial Inc 8,018 548
James River Group Holdings Ltd 3,704 33
Kemper Corp 47,400 2,764
Lemonade Inc
(d),(e)
4,267 73
Lincoln National Corp 50,700 1,383
Maiden Holdings Ltd
(d)
9,113 19
MBIA Inc 4,664 29
Mercury General Corp 34,959 1,827
MGIC Investment Corp 136,700 2,772
National Western Life Group Inc 228 111
NI Holdings Inc
(d),(e)
823 12
NMI Holdings Inc
(d)
93,424 2,883
ProAssurance Corp
(d)
102,186 1,365
Safety Insurance Group Inc 18,342 1,460
Selective Insurance Group Inc 103,600 10,531
Selectquote Inc
(d)
13,696 21
SiriusPoint Ltd
(d)
105,004 1,237
Skyward Specialty Insurance Group Inc
(d)
2,113 74
Stewart Information Services Corp 42,388 2,629
Tiptree Inc 1,794 29
United Fire Group Inc 2,102 46
Universal Insurance Holdings Inc 1,913 37
White Mountains Insurance Group Ltd 1,540 2,738
$ 73,350
Internet - 0 .33%
1-800-Flowers.com Inc
(d)
2,811 25
Allbirds Inc
(d)
9,630 6
BARK Inc
(d)
13,395 15
Beyond Inc
(d)
4,499 91
Blade Air Mobility Inc
(d)
6,043 19
Bumble Inc
(d)
10,226 103
Cardlytics Inc
(d)
3,718 46
Cogent Communications Holdings Inc 1,609 103
DHI Group Inc
(d)
4,260 10
ePlus Inc
(d)
37,149 2,856
Eventbrite Inc
(d)
1,092 6
EverQuote Inc
(d)
181 4
Figs Inc
(d)
1,494 8
fuboTV Inc
(d)
28,588 41
HealthStream Inc 1,385 36
Lands' End Inc
(d)
1,481 20
Liquidity Services Inc
(d)
954 16
Magnite Inc
(d)
7,799 69
MediaAlpha Inc
(d)
474 10
Mondee Holdings Inc
(d)
677 1
Nextdoor Holdings Inc
(d)
6,881 14
Open Lending Corp
(d)
833 4
Opendoor Technologies Inc
(d)
53,135 106
Revolve Group Inc
(d)
39,400 784
Solo Brands Inc
(d)
594 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Squarespace Inc
(d)
3,931 $ 137
Stitch Fix Inc
(d)
5,342 11
TrueCar Inc
(d)
9,663 26
Tucows Inc
(d)
594 10
Vivid Seats Inc
(d)
5,458 29
Ziff Davis Inc
(d)
3,499 175
$ 4,782
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
6,605 128
Compass Diversified Holdings 6,345 139
ContextLogic Inc
(d),(e)
2,610 15
FTAI Infrastructure Inc 9,891 72
NewtekOne Inc 2,516 27
$ 381
Iron & Steel - 0 .14%
Carpenter Technology Corp 4,914 421
Commercial Metals Co 11,768 632
Haynes International Inc 12,543 755
Radius Recycling Inc 2,563 45
Worthington Steel Inc 3,067 94
$ 1,947
Leisure Products & Services - 0 .34%
Bowlero Corp
(e)
311 4
Clarus Corp 3,133 20
Escalade Inc 1,077 13
Johnson Outdoors Inc 36,683 1,504
Life Time Group Holdings Inc
(d)
3,081 42
Lindblad Expeditions Holdings Inc
(d)
3,434 25
Malibu Boats Inc
(d)
800 27
Topgolf Callaway Brands Corp
(d)
14,484 232
Vista Outdoor Inc
(d)
84,184 2,954
Xponential Fitness Inc
(d)
366 5
$ 4,826
Lodging - 0 .33%
Century Casinos Inc
(d)
403 1
Full House Resorts Inc
(d)
468 2
Hilton Grand Vacations Inc
(d)
43,500 1,811
Marcus Corp/The 2,499 33
Travel + Leisure Co 64,300 2,800
$ 4,647
Machinery - Construction & Mining - 0 .58%
Argan Inc 1,272 77
Astec Industries Inc 2,284 95
Babcock & Wilcox Enterprises Inc
(d)
6,712 7
BWX Technologies Inc 82,510 7,902
Manitowoc Co Inc/The
(d)
3,469 42
Terex Corp 2,805 157
$ 8,280
Machinery - Diversified - 2 .17%
Alamo Group Inc 57,135 11,106
Albany International Corp 13,412 1,070
Cactus Inc 56,800 2,819
Chart Industries Inc
(d)
1,666 240
Columbus McKinnon Corp/NY 54,004 2,229
DXP Enterprises Inc/TX
(d)
1,288 63
Eastman Kodak Co
(d)
6,153 28
Flowserve Corp 62,800 2,961
Gates Industrial Corp PLC
(d)
150,500 2,652
Gencor Industries Inc
(d)
1,058 18
Gorman-Rupp Co/The 1,744 58
GrafTech International Ltd 9,652 16
Ichor Holdings Ltd
(d)
2,883 112
Intevac Inc
(d)
2,585 11
Lindsay Corp 11,400 1,324
Mueller Water Products Inc - Class A 129,500 2,051
Tennant Co 7,665 893
Thermon Group Holdings Inc
(d)
90,516 2,890

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Zurn Elkay Water Solutions Corp 11,860 $ 371
$ 30,912
Media - 0 .25%
AMC Networks Inc
(d)
3,093 33
EW Scripps Co/The
(d)
3,560 13
Gannett Co Inc
(d)
14,839 36
Gray Television Inc 7,835 45
iHeartMedia Inc
(d)
11,208 24
Liberty Latin America Ltd - Class A
(d)
3,730 28
Liberty Latin America Ltd - Class C
(d)
13,835 104
Scholastic Corp 2,549 91
Sinclair Inc 2,780 34
Sphere Entertainment Co
(d)
2,638 102
TEGNA Inc 217,058 2,961
Thryv Holdings Inc
(d)
3,119 72
Urban One Inc
(d)
881 2
Urban One Inc
(d)
1,367 2
Value Line Inc 8 —
WideOpenWest Inc
(d)
5,024 18
$ 3,565
Metal Fabrication & Hardware - 2 .63%
Advanced Drainage Systems Inc 48,340 7,589
AZZ Inc 36,392 2,607
Hillman Solutions Corp
(d)
19,555 187
Janus International Group Inc
(d)
1,025,605 14,779
Mayville Engineering Co Inc
(d)
1,163 16
Metallus Inc
(d)
4,258 87
Mueller Industries Inc 58,273 3,253
Northwest Pipe Co
(d)
930 29
Olympic Steel Inc 978 62
Park-Ohio Holdings Corp 924 24
Proto Labs Inc
(d)
2,610 79
Ryerson Holding Corp 2,578 74
Standex International Corp 225 39
Tredegar Corp 279,741 1,785
Valmont Industries Inc 30,200 6,185
Worthington Enterprises Inc 12,992 743
Xometry Inc
(d)
2,980 53
$ 37,591
Mining - 0 .33%
5E Advanced Materials Inc
(d)
562 1
Caledonia Mining Corp PLC 1,648 16
Centrus Energy Corp
(d)
1,225 53
Coeur Mining Inc
(d)
35,951 162
Compass Minerals International Inc 94,800 1,180
Constellium SE
(d)
4,887 96
Contango ORE Inc
(d)
493 10
Dakota Gold Corp
(d)
1,865 5
Encore Energy Corp
(d)
16,353 72
Energy Fuels Inc/Canada
(d),(e)
2,524 13
Hecla Mining Co 48,398 229
i-80 Gold Corp
(d)
18,522 22
Kaiser Aluminum Corp 28,829 2,608
Piedmont Lithium Inc
(d),(e)
1,352 17
Uranium Energy Corp
(d)
38,597 261
$ 4,745
Miscellaneous Manufacturers - 2 .34%
AMMO Inc
(d)
9,055 23
Core Molding Technologies Inc
(d)
34,871 628
Enpro Inc 2,104 316
Fabrinet
(d)
68,354 11,830
Federal Signal Corp 72,535 5,897
Hillenbrand Inc 61,100 2,916
LSB Industries Inc
(d)
5,489 51
Materion Corp 86,765 9,973
Myers Industries Inc 64,600 1,415
NL Industries Inc 795 7
Park Aerospace Corp 1,853 26
Smith & Wesson Brands Inc 4,606 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Sturm Ruger & Co Inc 131 $ 6
Trinity Industries Inc 6,660 173
$ 33,339
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 11,782 157
Office Furnishings - 0 .16%
CompX International Inc
(e)
151 5
HNI Corp 4,172 175
Interface Inc 130,299 1,992
Steelcase Inc 9,320 112
$ 2,284
Oil & Gas - 6 .64%
Amplify Energy Corp
(d)
3,838 27
Antero Resources Corp
(d)
225,885 7,682
Baytex Energy Corp
(e)
766,971 2,845
Berry Corp 347,442 2,950
California Resources Corp 53,198 2,812
Chord Energy Corp 67,318 11,914
Civitas Resources Inc 8,107 583
CNX Resources Corp
(d)
15,684 369
Comstock Resources Inc 9,326 94
Crescent Energy Co 256,175 2,726
CVR Energy Inc 257 8
Delek US Holdings Inc 6,335 173
Diamond Offshore Drilling Inc
(d)
10,175 125
Granite Ridge Resources Inc 3,629 24
Gulfport Energy Corp
(d)
1,098 174
Helmerich & Payne Inc 9,738 383
HighPeak Energy Inc
(e)
181 3
Kosmos Energy Ltd
(d)
459,921 2,608
Magnolia Oil & Gas Corp 1,156 29
Matador Resources Co 162,022 10,094
Murphy Oil Corp 226,269 10,101
Nabors Industries Ltd
(d)
114 8
Noble Corp PLC 1,900 84
Northern Oil & Gas Inc 62,521 2,551
Par Pacific Holdings Inc
(d)
59,588 1,835
Patterson-UTI Energy Inc 605,892 6,555
PBF Energy Inc 11,082 590
Permian Resources Corp 760,583 12,740
Precision Drilling Corp
(d),(e)
40,000 2,807
PrimeEnergy Resources Corp
(d)
92 9
Ring Energy Inc
(d)
12,039 23
SandRidge Energy Inc 3,184 44
Seadrill Ltd
(d)
4,668 227
SilverBow Resources Inc
(d)
79,557 2,444
Sitio Royalties Corp 4,562 106
SM Energy Co 11,638 564
Talos Energy Inc
(d)
222,123 2,927
Tellurian Inc
(d)
55,295 24
VAALCO Energy Inc 284,479 1,821
Vertex Energy Inc
(d)
522,900 680
Vital Energy Inc
(d)
54,910 2,911
Vitesse Energy Inc 2,518 56
$ 94,730
Oil & Gas Services - 1 .48%
Archrock Inc 11,504 221
Aris Water Solutions Inc 2,707 38
Atlas Energy Solutions Inc 1,466 33
Bristow Group Inc
(d)
2,325 61
Core Laboratories Inc 77,907 1,231
DMC Global Inc
(d)
1,454 23
DNOW Inc
(d)
59,948 846
Dril-Quip Inc
(d)
86,216 1,567
Expro Group Holdings NV
(d)
136,554 2,561
Forum Energy Technologies Inc
(d)
33,336 622
Helix Energy Solutions Group Inc
(d)
137,144 1,473
KLX Energy Services Holdings Inc
(d)
1,131 7
Kodiak Gas Services Inc 1,135 31

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Liberty Energy Inc 119,062 $ 2,619
Mammoth Energy Services Inc
(d)
2,325 8
National Energy Services Reunited Corp
(d)
213,300 2,112
Newpark Resources Inc
(d)
195,475 1,357
Oil States International Inc
(d)
6,091 24
ProFrac Holding Corp
(d)
82,505 600
ProPetro Holding Corp
(d)
262,235 2,286
Ranger Energy Services Inc 1,476 15
RPC Inc 8,598 58
SEACOR Marine Holdings Inc
(d)
2,335 29
Select Water Solutions Inc 90,320 834
Solaris Oilfield Infrastructure Inc 266,415 2,347
US Silica Holdings Inc
(d)
7,644 118
$ 21,121
Packaging & Containers - 0 .26%
Clearwater Paper Corp
(d)
1,641 74
Greif Inc - Class A 2,443 150
Greif Inc - Class B 492 31
O-I Glass Inc
(d)
2,293 34
Pactiv Evergreen Inc 3,984 61
Ranpak Holdings Corp
(d)
4,364 32
Silgan Holdings Inc 27,900 1,302
TriMas Corp 77,333 2,009
$ 3,693
Pharmaceuticals - 0 .58%
ACELYRIN Inc
(d),(e)
3,974 17
AdaptHealth Corp
(d)
4,739 47
Agios Pharmaceuticals Inc
(d)
5,584 181
Amneal Pharmaceuticals Inc
(d)
12,340 75
Anika Therapeutics Inc
(d)
1,449 38
Arvinas Inc
(d)
296 9
Assertio Holdings Inc
(d)
10,396 9
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
BellRing Brands Inc
(d)
9,713 536
Beyond Air Inc
(d),(e)
349 —
Biote Corp
(d)
799 4
Citius Pharmaceuticals Inc
(d)
13,681 10
Coherus Biosciences Inc
(d)
2,529 5
CorMedix Inc
(d),(e)
340 2
Eagle Pharmaceuticals Inc/DE
(d)
1,030 4
Enanta Pharmaceuticals Inc
(d)
1,776 24
Enliven Therapeutics Inc
(d)
2,320 40
Fennec Pharmaceuticals Inc
(d)
1,540 14
Gritstone bio Inc
(d)
10,296 8
Herbalife Ltd
(d)
318,651 2,756
Heron Therapeutics Inc
(d)
855 2
Immuneering Corp
(d)
506 1
Ironwood Pharmaceuticals Inc
(d)
8,339 65
KalVista Pharmaceuticals Inc
(d)
3,139 36
Kura Oncology Inc
(d)
7,100 139
Longboard Pharmaceuticals Inc
(d)
1,716 37
Lyell Immunopharma Inc
(d)
17,795 39
MannKind Corp
(d)
4,870 20
Morphic Holding Inc
(d)
498 14
Nature's Sunshine Products Inc
(d)
1,393 27
ORIC Pharmaceuticals Inc
(d)
3,960 35
Owens & Minor Inc
(d)
7,429 184
PetIQ Inc
(d)
448 7
Phibro Animal Health Corp 126,464 2,111
PMV Pharmaceuticals Inc
(d)
4,849 9
Prestige Consumer Healthcare Inc
(d)
5,003 359
Protagonist Therapeutics Inc
(d)
2,140 54
Reneo Pharmaceuticals Inc
(d)
355 1
Sagimet Biosciences Inc
(d),(e)
1,434 6
Seres Therapeutics Inc
(d)
4,528 4
SIGA Technologies Inc 142,384 1,250
Taro Pharmaceutical Industries Ltd
(d)
840 36
Trevi Therapeutics Inc
(d)
4,810 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Vanda Pharmaceuticals Inc
(d)
6,095 $ 29
Y-mAbs Therapeutics Inc
(d)
1,949 30
$ 8,289
Pipelines - 0 .35%
Equitrans Midstream Corp 235,983 3,193
Excelerate Energy Inc 397 7
Golar LNG Ltd 9,266 227
Kinetik Holdings Inc 41,038 1,573
$ 5,000
Private Equity - 0 .02%
Chicago Atlantic Real Estate Finance Inc 1,767 28
Hannon Armstrong Sustainable Infrastructure
Capital Inc
10,147 254
$ 282
Real Estate - 1 .72%
American Realty Investors Inc
(d)
142 2
Angel Oak Mortgage REIT Inc 1,347 14
Anywhere Real Estate Inc
(d)
9,916 48
Compass Inc
(d)
4,649 15
Cushman & Wakefield PLC
(d)
1,325,760 12,793
Douglas Elliman Inc
(d)
9,258 13
FRP Holdings Inc
(d)
1,293 39
Kennedy-Wilson Holdings Inc 12,059 104
Legacy Housing Corp
(d)
1,087 22
Marcus & Millichap Inc 1,436 45
Maui Land & Pineapple Co Inc
(d)
99 2
McGrath RentCorp 78,260 8,347
Newmark Group Inc 13,576 130
RE/MAX Holdings Inc 1,994 14
RMR Group Inc/The 460 11
Seritage Growth Properties
(d)
309,149 2,887
Star Holdings
(d)
1,477 18
Stratus Properties Inc
(d)
641 15
Transcontinental Realty Investors Inc
(d)
126 4
$ 24,523
REITs - 4 .55%
Acadia Realty Trust 10,042 174
AFC Gamma Inc 1,646 20
AGNC Investment Corp 843,785 7,721
Alexander & Baldwin Inc 7,284 120
Alexander's Inc 9,200 1,946
Alpine Income Property Trust Inc 1,274 19
American Assets Trust Inc 4,876 104
Apartment Investment and Management Co
(d)
14,434 115
Apollo Commercial Real Estate Finance Inc 128,212 1,235
Apple Hospitality REIT Inc 21,602 319
Arbor Realty Trust Inc 18,531 238
Ares Commercial Real Estate Corp 190,725 1,295
Armada Hoffler Properties Inc 6,740 71
ARMOUR Residential REIT Inc 4,913 89
Blackstone Mortgage Trust Inc 17,257 304
Braemar Hotels & Resorts Inc 6,586 18
Brandywine Realty Trust 17,140 78
BrightSpire Capital Inc 219,587 1,381
Broadstone Net Lease Inc 18,829 274
BRT Apartments Corp 1,164 21
CareTrust REIT Inc 10,888 269
CBL & Associates Properties Inc 763 17
Centerspace 1,517 102
Chatham Lodging Trust 4,868 45
Chimera Investment Corp 22,991 95
City Office REIT Inc 3,917 18
Claros Mortgage Trust Inc 9,194 80
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 890 24
COPT Defense Properties 11,282 270
CTO Realty Growth Inc 2,191 38
DiamondRock Hospitality Co 21,065 187
Diversified Healthcare Trust 24,088 57

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Douglas Emmett Inc 16,147 $ 221
Dynex Capital Inc 5,650 66
Easterly Government Properties Inc 9,619 112
Ellington Financial Inc 7,572 87
Elme Communities 8,870 134
Empire State Realty Trust Inc 290,557 2,645
Equity Commonwealth
(d)
10,283 192
Essential Properties Realty Trust Inc 13,896 366
Farmland Partners Inc 4,453 48
Four Corners Property Trust Inc 8,102 190
Franklin BSP Realty Trust Inc 8,393 105
Getty Realty Corp 4,761 129
Gladstone Commercial Corp 3,327 44
Gladstone Land Corp 3,369 43
Global Medical REIT Inc 6,118 50
Global Net Lease Inc 19,495 135
Granite Point Mortgage Trust Inc 303,146 1,300
Great Ajax Corp 224,953 776
Hudson Pacific Properties Inc 13,967 81
Independence Realty Trust Inc 22,607 357
Innovative Industrial Properties Inc 2,790 288
InvenTrust Properties Corp 6,822 173
Invesco Mortgage Capital Inc 4,868 42
JBG SMITH Properties 9,384 141
Kite Realty Group Trust 21,813 476
KKR Real Estate Finance Trust Inc 5,967 56
Ladder Capital Corp 11,447 123
LTC Properties Inc 4,086 135
LXP Industrial Trust 29,040 242
Macerich Co/The 21,651 298
MFA Financial Inc 604,451 6,401
National Health Investors Inc 3,782 238
NETSTREIT Corp 6,915 117
New York Mortgage Trust Inc 9,203 63
NexPoint Diversified Real Estate Trust 3,369 20
Nexpoint Real Estate Finance Inc 807 10
NexPoint Residential Trust Inc 1,592 55
NNN REIT Inc 250,905 10,169
Office Properties Income Trust 4,791 10
One Liberty Properties Inc 1,615 37
Orchid Island Capital Inc 5,143 43
Orion Office REIT Inc 5,653 18
Outfront Media Inc 7,941 126
Paramount Group Inc 18,773 87
Park Hotels & Resorts Inc 160,800 2,594
Peakstone Realty Trust 3,604 50
Pebblebrook Hotel Trust 179,154 2,603
PennyMac Mortgage Investment Trust 8,720 121
Phillips Edison & Co Inc 9,986 327
Piedmont Office Realty Trust Inc 12,419 86
Plymouth Industrial REIT Inc 4,545 95
Postal Realty Trust Inc 2,034 28
PotlatchDeltic Corp 7,907 316
Ready Capital Corp 16,119 137
Redwood Trust Inc 13,179 73
Retail Opportunity Investments Corp 12,435 153
RLJ Lodging Trust 15,351 169
Sabra Health Care REIT Inc 23,193 323
Safehold Inc 4,845 88
Saul Centers Inc 101 4
Service Properties Trust 16,684 102
SITE Centers Corp 19,208 259
SL Green Realty Corp 6,504 324
STAG Industrial Inc 300,085 10,320
Summit Hotel Properties Inc 10,593 64
Sunstone Hotel Investors Inc 20,589 210
Tanger Inc 5,550 157
Terreno Realty Corp 8,988 488
TPG RE Finance Trust Inc 241,085 1,767
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Two Harbors Investment Corp 10,383 $ 131
UMH Properties Inc 5,048 80
Uniti Group Inc 23,867 137
Urban Edge Properties 11,582 194
Veris Residential Inc 7,906 114
Whitestone REIT 4,920 57
Xenia Hotels & Resorts Inc 10,560 146
$ 64,911
Retail - 5 .64%
Abercrombie & Fitch Co
(d)
2,349 285
Academy Sports & Outdoors Inc 142,620 8,315
Advance Auto Parts Inc 17,600 1,284
American Eagle Outfitters Inc 14,175 344
America's Car-Mart Inc/TX
(d)
604 35
Asbury Automotive Group Inc
(d)
10,552 2,218
Beacon Roofing Supply Inc
(d)
147,967 14,579
Big 5 Sporting Goods Corp 2,140 8
Big Lots Inc
(d),(e)
2,833 10
Biglari Holdings Inc
(d)
74 15
BJ's Restaurants Inc
(d)
859 28
Bloomin' Brands Inc 76,300 1,968
BlueLinx Holdings Inc
(d)
849 93
Brinker International Inc
(d)
46,157 2,474
Build-A-Bear Workshop Inc 283 9
Caleres Inc 3,378 124
Carrols Restaurant Group Inc 3,485 33
Carvana Co
(d)
5,786 480
Cato Corp/The 1,738 8
Children's Place Inc/The
(d)
1,373 10
Chuy's Holdings Inc
(d)
322 10
Clean Energy Fuels Corp
(d)
17,239 40
Dave & Buster's Entertainment Inc
(d)
32,400 1,730
Denny's Corp
(d)
175,653 1,409
Designer Brands Inc 143,188 1,330
Destination XL Group Inc
(d)
5,643 18
Dine Brands Global Inc 45,356 2,000
Duluth Holdings Inc
(d)
1,269 5
El Pollo Loco Holdings Inc
(d)
149,092 1,271
EVgo Inc
(d),(e)
8,916 16
First Watch Restaurant Group Inc
(d)
1,293 33
Foot Locker Inc 8,255 172
Genesco Inc
(d)
57,492 1,456
GMS Inc
(d)
2,752 255
Group 1 Automotive Inc 11,303 3,323
GrowGeneration Corp
(d)
6,718 20
Guess? Inc 2,457 66
Haverty Furniture Cos Inc 64,761 1,995
Hibbett Inc 30,083 2,595
J Jill Inc
(d)
517 13
La-Z-Boy Inc 60,951 2,002
Lazydays Holdings Inc
(d)
961 3
Leslie's Inc
(d)
445,420 1,751
LL Flooring Holdings Inc
(d)
49,815 79
MarineMax Inc
(d)
71,752 1,770
Movado Group Inc 1,531 39
National Vision Holdings Inc
(d)
7,255 126
Nu Skin Enterprises Inc 106,642 1,254
ODP Corp/The
(d)
3,168 161
OneWater Marine Inc
(d)
81,978 1,697
Papa John's International Inc 715 44
Patrick Industries Inc 1,846 193
PC Connection Inc 1,149 71
PetMed Express Inc 261,950 1,035
PriceSmart Inc 736 59
Sally Beauty Holdings Inc
(d)
662 7
Savers Value Village Inc
(d)
1,296 21
Shoe Carnival Inc 1,827 61
Signet Jewelers Ltd 118,908 11,656
Sonic Automotive Inc 53,567 3,098

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sportsman's Warehouse Holdings Inc
(d)
4,276 $ 14
Sweetgreen Inc
(d)
1,887 42
Tile Shop Holdings Inc
(d)
2,893 19
Tilly's Inc
(d)
2,601 16
Urban Outfitters Inc
(d)
4,228 165
Vera Bradley Inc
(d)
2,634 17
Warby Parker Inc
(d)
356,420 4,184
Winmark Corp 286 103
Zumiez Inc
(d)
45,799 788
$ 80,552
Savings & Loans - 1 .67%
Axos Financial Inc
(d)
4,801 243
Banc of California Inc 198,515 2,718
Berkshire Hills Bancorp Inc 67,030 1,429
Brookline Bancorp Inc 298,167 2,475
Capitol Federal Financial Inc 258,565 1,233
ESSA Bancorp Inc 963 16
Flushing Financial Corp 178,622 1,968
FS Bancorp Inc 16,791 523
Greene County Bancorp Inc 334 10
Hingham Institution For Savings The
(e)
139 23
Home Bancorp Inc 16,581 580
HomeTrust Bancshares Inc
(e)
1,134 29
Northfield Bancorp Inc 225,451 1,880
Northwest Bancshares Inc 12,883 137
OceanFirst Financial Corp 176,447 2,604
Pacific Premier Bancorp Inc 69,388 1,492
Provident Financial Services Inc 200,632 2,945
Southern Missouri Bancorp Inc 919 37
Territorial Bancorp Inc 41,968 316
Timberland Bancorp Inc/WA 803 20
WaFd Inc 105,286 2,853
Waterstone Financial Inc 1,873 21
WSFS Financial Corp 6,027 258
$ 23,810
Semiconductors - 2 .47%
ACM Research Inc
(d)
4,073 104
Alpha & Omega Semiconductor Ltd
(d)
2,324 51
Ambarella Inc
(d)
1,468 68
Amkor Technology Inc 11,260 364
Atomera Inc
(d),(e)
644 3
CEVA Inc
(d)
302 6
Cirrus Logic Inc
(d)
20,900 1,851
Cohu Inc
(d)
4,661 141
Diodes Inc
(d)
35,760 2,611
IPG Photonics Corp
(d)
28,900 2,427
Kulicke & Soffa Industries Inc 1,656 77
Navitas Semiconductor Corp
(d)
9,261 40
Onto Innovation Inc
(d)
36,488 6,768
Photronics Inc
(d)
76,101 2,086
Rambus Inc
(d)
167,695 9,193
Richardson Electronics Ltd/United States 1,209 13
Semtech Corp
(d)
62,613 2,355
SMART Global Holdings Inc
(d)
4,020 74
Synaptics Inc
(d)
3,628 326
Ultra Clean Holdings Inc
(d)
155,590 6,508
Veeco Instruments Inc
(d)
5,068 179
Vishay Precision Group Inc
(d)
1,205 40
$ 35,285
Software - 0 .65%
ACI Worldwide Inc
(d)
87,061 2,969
Adeia Inc 1,550 15
American Software Inc/GA
(e)
674 7
Asure Software Inc
(d)
2,178 16
AvidXchange Holdings Inc
(d)
1,289 15
Bandwidth Inc
(d)
1,722 31
Brightcove Inc
(d)
4,343 8
C3.ai Inc
(d),(e)
1,937 44
Cerence Inc
(d)
4,060 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Climb Global Solutions Inc 73 $ 5
CommVault Systems Inc
(d)
272 28
Concentrix Corp 45,100 2,466
Consensus Cloud Solutions Inc
(d)
852 10
CS Disco Inc
(d)
2,306 17
Daily Journal Corp
(d),(e)
113 38
Definitive Healthcare Corp
(d)
3,187 22
Digi International Inc
(d)
452 14
Digital Turbine Inc
(d)
8,297 16
Donnelley Financial Solutions Inc
(d)
699 44
E2open Parent Holdings Inc
(d)
17,187 83
EverCommerce Inc
(d)
540 5
Fastly Inc
(d)
2,133 27
Health Catalyst Inc
(d)
2,848 18
HireRight Holdings Corp
(d)
1,442 21
Immersion Corp 3,096 23
IonQ Inc
(d),(e)
13,663 117
Matterport Inc
(d)
26,023 120
MeridianLink Inc
(d)
843 14
Multiplan Corp
(d)
41,941 27
N-able Inc/US
(d)
700 9
Olo Inc
(d)
4,414 21
ON24 Inc 2,947 19
Outbrain Inc
(d)
4,041 16
Planet Labs PBC
(d)
2,027 3
Playstudios Inc
(d)
8,718 19
PROS Holdings Inc
(d)
1,256 41
PubMatic Inc
(d)
3,396 76
Rackspace Technology Inc
(d)
6,294 11
Sharecare Inc
(d)
31,105 22
Skillsoft Corp
(d)
609 4
SolarWinds Corp 5,153 57
TruBridge Inc
(d)
149,528 1,181
Verint Systems Inc
(d)
449 14
Verra Mobility Corp
(d)
62,700 1,478
Vimeo Inc
(d)
13,409 48
$ 9,276
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,710 77
Telecommunications - 0 .16%
ADTRAN Holdings Inc 7,910 35
Anterix Inc
(d)
118 4
ATN International Inc 1,076 21
Aviat Networks Inc
(d)
21,513 719
BlackSky Technology Inc
(d)
13,860 17
Consolidated Communications Holdings Inc
(d)
7,207 31
DigitalBridge Group Inc 11,119 183
DZS Inc
(d)
2,311 2
EchoStar Corp
(d)
12,280 196
Globalstar Inc
(d)
10,423 14
Gogo Inc
(d)
6,081 55
IDT Corp - Class B 405 14
KVH Industries Inc
(d)
1,873 9
Lumen Technologies Inc
(d)
101,049 120
NETGEAR Inc
(d)
2,958 44
Preformed Line Products Co 4,065 492
Ribbon Communications Inc
(d)
9,585 30
Shenandoah Telecommunications Co 4,898 63
Spok Holdings Inc 1,770 27
Telephone and Data Systems Inc 9,964 156
Terran Orbital Corp
(d)
9,169 12
Viavi Solutions Inc
(d)
3,736 30
$ 2,274
Textiles - 0 .06%
UniFirst Corp/MA 5,107 818
Toys, Games & Hobbies - 0 .08%
Funko Inc
(d)
1,112 7
JAKKS Pacific Inc
(d)
58,586 1,108
$ 1,115

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .76%
Air Transport Services Group Inc
(d)
5,131 $ 66
ArcBest Corp 1,448 161
Ardmore Shipping Corp 4,187 70
Costamare Inc 4,724 57
Covenant Logistics Group Inc 817 37
CryoPort Inc
(d)
622 10
DHT Holdings Inc 13,560 155
Dorian LPG Ltd 1,414 58
FLEX LNG Ltd 976 25
Genco Shipping & Trading Ltd 4,240 90
Golden Ocean Group Ltd 12,316 174
Heartland Express Inc 186,977 1,859
Himalaya Shipping Ltd
(d)
2,696 22
Hub Group Inc 6,292 253
International Seaways Inc 4,044 224
Kirby Corp
(d)
163,455 17,838
Marten Transport Ltd 77,573 1,313
Matson Inc 3,452 372
Nordic American Tankers Ltd 20,751 81
Overseas Shipholding Group Inc 5,814 35
PAM Transportation Services Inc
(d)
26,831 459
Pangaea Logistics Solutions Ltd 3,931 28
Radiant Logistics Inc
(d)
3,610 18
RXO Inc
(d)
244,153 4,617
Safe Bulkers Inc 6,633 33
Saia Inc
(d)
19,600 7,778
Scorpio Tankers Inc 4,796 337
SFL Corp Ltd 11,518 154
Teekay Corp
(d)
6,347 46
Teekay Tankers Ltd 2,366 138
Universal Logistics Holdings Inc 681 30
Werner Enterprises Inc 5,422 185
World Kinect Corp 116,268 2,733
$ 39,456
Trucking & Leasing - 0 .75%
GATX Corp 64,337 7,872
Greenbrier Cos Inc/The 56,169 2,774
Willis Lease Finance Corp
(d)
333 17
$ 10,663
Water - 0 .03%
Artesian Resources Corp 246 8
California Water Service Group 3,953 194
Consolidated Water Co Ltd 1,095 28
SJW Group 3,171 173
$ 403
TOTAL COMMON STOCKS $ 1,376,395
Total Investments $ 1,430,812
Other Assets and Liabilities -  (0.25)% (3,560)
TOTAL NET ASSETS - 100.00% $ 1,427,252
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,282 or
0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,050 or 0.21% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 30 .01%
Industrial 17 .51%
Consumer, Cyclical 15 .74%
Consumer, Non-cyclical 10 .18%
Energy 8 .76%
Technology 5 .71%
Basic Materials 5 .05%
Money Market Funds 3 .62%
Utilities 2 .53%
Communications 0 .95%
Exchange-Traded Funds 0 .19%
Government 0 .00%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales April 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 61,517 $ 453,357 $ 466,437 $ 48,437
$ 61,517 $ 453,357 $ 466,437 $ 48,437
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1,049 $ — $ — $ —
$ 1,049 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
April 30, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2024 Long 78 $ 7,744 $ (118)
Total $ (118)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares National Muni Bond ETF 528 $ 56
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 252
VanEck High Yield Muni ETF 2,363 121
$ 473
TOTAL INVESTMENT COMPANIES $ 473
MUNICIPAL BONDS - 103 .99%
Principal
Amount (000's) Value (000's)
Alabama - 2 .84%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 2,040 $ 2,157
Lower Alabama Gas District/The
5.00%, 09/01/2034 6,000 6,299
5.00%, 09/01/2046 1,000 1,029
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,939
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
2,191 2,185
5.25%, 05/01/2044
(b)
997 998
$ 15,607
Arizona - 1 .56%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 376
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,165
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,026
$ 8,567
Arkansas - 0 .18%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,011
California - 13 .29%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,241
California Educational Facilities Authority
5.00%, 05/01/2049 3,000 3,460
California Health Facilities Financing Authority
5.00%, 11/15/2046 1,695 1,738
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,983 6,739
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
7,000 7,183
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,025
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,389
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,005
California State Public Works Board
5.00%, 02/01/2032 2,500 2,856
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,203
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,554
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,039
5.00%, 05/15/2029 1,250 1,332
5.00%, 05/15/2037
(d)
3,824 4,090
5.00%, 05/15/2044
(d)
5,150 5,228
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles Unified School District/CA
5.00%, 07/01/2034 $ 4,500 $ 5,310
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,256
Ontario International Airport Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/15/2028
(c)
300 316
5.00%, 05/15/2031
(c)
1,000 1,090
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,342
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 535
5.00%, 07/01/2040 65 68
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,800
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,554
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,461
State of California
5.00%, 08/01/2027 2,000 2,115
$ 72,929
Colorado - 0 .97%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,006
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,030
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 877
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,184
Velocity Metropolitan District No 3
5.13%, 12/01/2034 1,235 1,224
$ 5,321
Connecticut - 1 .07%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,901
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 1,950
$ 5,851
District of Columbia - 0 .94%
District of Columbia
5.00%, 02/01/2031 2,650 2,992
District of Columbia Income Tax Revenue
5.00%, 03/01/2029 2,000 2,186
$ 5,178
Florida - 7 .72%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,771
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,567
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,571
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,072
Florida Development Finance Corp
3.00%, 06/01/2032 5,000 4,161
5.00%, 05/01/2029
(b)
2,000 1,995
5.50%, 07/01/2053
(f)
3,500 3,624
6.13%, 07/01/2032
(a),(b)
4,000 4,081
7.38%, 01/01/2049
(b)
2,000 2,140

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c),(f)
$ 4,985 $ 5,250
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,069
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,089
$ 42,390
Georgia - 3 .93%
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,182
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,323
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
4,062 4,036
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,070
5.25%, 07/01/2043 3,585 3,975
$ 21,586
Illinois - 12 .31%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,091
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,460
City of Chicago IL
5.25%, 01/01/2029 2,000 2,013
5.50%, 01/01/2049 1,000 1,031
6.00%, 01/01/2038 2,965 3,088
7.46%, 02/15/2026 408 298
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,007
5.00%, 01/01/2032 1,000 1,008
5.00%, 01/01/2033 2,625 2,642
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,005
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,576
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,295
5.00%, 01/01/2040
(d)
2,000 2,035
5.25%, 01/01/2043
(d)
1,500 1,640
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,708
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,410 2,480
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,143
5.00%, 12/01/2031 1,000 1,034
5.00%, 12/01/2038 1,500 1,638
5.25%, 12/01/2032 1,500 1,745
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,901
5.00%, 01/01/2040 3,000 3,096
State of Illinois
5.00%, 11/01/2027 2,415 2,526
5.00%, 11/01/2028 4,590 4,790
5.00%, 12/01/2032 1,380 1,440
5.50%, 01/01/2030 500 552
5.50%, 10/01/2044 6,855 7,413
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Tender Option Bond Trust Receipts/Certificates
4.15%, 07/01/2027
(a),(b)
$ 500 $ 500
United City of Yorkville IL
5.75%, 03/01/2028 300 297
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 136 127
$ 67,579
Indiana - 1 .26%
City of Whiting IN
3.00%, 11/01/2051 455 338
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,663
Tender Option Bond Trust Receipts/Certificates
3.80%, 02/01/2045
(a),(b)
3,000 3,000
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,913
$ 6,914
Iowa - 0 .10%
Iowa Finance Authority
7.50%, 05/15/2053 500 545
Kentucky - 2 .04%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 871
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 2,999
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,315
$ 11,185
Louisiana - 2 .31%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,742
4.40%, 11/01/2044
(b)
1,700 1,633
5.50%, 11/01/2039
(b)
2,105 2,198
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,015
6.10%, 12/01/2040
(a),(b)
1,000 1,087
$ 12,675
Massachusetts - 2 .04%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,187
Massachusetts Development Finance Agency
5.00%, 07/15/2040 5,000 5,901
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 665 656
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,061
5.00%, 07/01/2039 1,340 1,390
$ 11,195
Michigan - 3 .02%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,036
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,080
5.00%, 05/01/2037
(c)
1,000 1,069
5.00%, 05/01/2038
(c)
2,000 2,120
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 928
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,143

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
$ 3,800 $ 3,781
5.00%, 06/30/2048 2,390 2,391
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,006
$ 16,554
Mississippi - 0 .18%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 998
Missouri - 0 .76%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,384
5.00%, 07/01/2044 1,100 1,140
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,633
$ 4,157
Montana - 1 .21%
County of Gallatin MT
4.00%, 10/15/2041
(b)
5,000 3,951
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 765
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,921
$ 6,637
Nebraska - 0 .18%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,010
Nevada - 2 .41%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,349
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,882
$ 13,231
New Hampshire - 1 .78%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
6,750 6,724
3.75%, 07/01/2045
(a),(b)
1,000 791
4.00%, 11/01/2027
(b)
1,000 987
4.13%, 01/20/2034 394 379
4.88%, 11/01/2042
(b)
1,000 901
$ 9,782
New Jersey - 5 .50%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 752
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,009
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,015
5.25%, 06/15/2034 2,250 2,285
New Jersey Turnpike Authority
5.25%, 01/01/2054 1,000 1,087
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,116
State of New Jersey
4.00%, 06/01/2031 5,000 5,305
5.00%, 06/01/2028 2,100 2,250
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,202
5.25%, 06/01/2046 5,000 5,176
$ 30,197
New Mexico - 0 .09%
City of Farmington NM
2.15%, 04/01/2033 600 480
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 8 .97%
Metropolitan Transportation Authority
5.00%, 11/15/2025 $ 400 $ 409
5.00%, 11/15/2032 1,000 1,099
5.00%, 11/15/2045 3,025 3,162
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(c)
1,000 1,100
New York City Municipal Water Finance Authority
3.75%, 06/15/2043
(a)
200 200
5.00%, 06/15/2034 3,500 4,118
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,488
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,182
5.25%, 11/01/2038 2,835 3,224
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 753
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,323
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 881
4.00%, 12/01/2042 1,000 940
5.00%, 12/01/2028 2,350 2,493
5.00%, 01/01/2032 7,200 7,424
5.00%, 01/01/2034 3,200 3,286
5.00%, 10/01/2040 2,000 2,065
5.00%, 07/01/2046 3,500 3,409
5.63%, 04/01/2040 1,000 1,087
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,221
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 34
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,341
$ 49,239
North Carolina - 0 .29%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,612
Ohio - 4 .16%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,122
4.00%, 06/01/2039 1,850 1,807
5.00%, 06/01/2055 5,500 4,979
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,436
5.00%, 01/01/2046 2,500 2,325
Jefferson County Port Authority/OH
5.00%, 12/01/2053
(a),(b)
3,500 3,532
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 980
4.50%, 01/15/2048
(b)
850 816
Ohio State University/The
5.00%, 12/01/2033 5,000 5,827
$ 22,824
Other Territory - 0 .18%
JPMorgan Chase Putters/Drivers Trust
4.20%, 10/09/2024
(a),(b)
1,000 1,000
Pennsylvania - 6 .32%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,693
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,135

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Lancaster Industrial Development Authority
4.00%, 07/01/2046 $ 750 $ 588
4.00%, 07/01/2051 1,000 747
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,444
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,197
5.00%, 12/01/2036 1,725 1,800
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,296
5.25%, 12/01/2044 4,350 4,552
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
6,895 7,664
5.00%, 02/01/2035
(c)
4,140 4,578
$ 34,694
Puerto Rico - 0 .70%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
54 54
0.00%, 07/01/2033
(e)
428 280
0.00%, 11/01/2043
(a),(e)
1,470 875
4.00%, 07/01/2033 183 180
4.00%, 07/01/2037 257 245
4.00%, 07/01/2041 349 323
4.00%, 07/01/2046 363 326
5.38%, 07/01/2025 371 373
5.63%, 07/01/2027 367 382
5.63%, 07/01/2029 361 389
5.75%, 07/01/2031 351 391
$ 3,818
South Carolina - 1 .18%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,720
5.25%, 11/15/2052 1,500 1,374
6.00%, 06/01/2031
(b)
1,000 783
6.50%, 06/01/2051
(b)
4,500 2,612
$ 6,489
South Dakota - 0 .27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,467
Tennessee - 1 .16%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,562
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,000 806
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,004
$ 6,372
Texas - 6 .61%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,798
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,288
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,774
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,014
Mission Economic Development Corp
4.25%, 06/01/2048
(a)
1,000 999
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,003
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port Beaumont Navigation District
2.75%, 01/01/2036
(b)
$ 1,000 $ 769
2.88%, 01/01/2041
(b)
1,000 705
3.63%, 01/01/2035
(b)
4,535 3,887
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 95
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,054
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 8,440 8,705
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,288
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 920
$ 36,299
Utah - 1 .49%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,018
5.00%, 10/15/2032 4,385 4,467
5.00%, 10/15/2037 1,500 1,508
5.38%, 10/15/2040 1,200 1,215
$ 8,208
Virginia - 3 .09%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,001
6.00%, 07/01/2044 1,000 1,000
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,136
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,136
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(c)
3,535 3,896
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,785
$ 16,954
Washington - 1 .02%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,615
West Virginia - 0 .23%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,243
Wisconsin - 0 .63%
Public Finance Authority
4.00%, 09/30/2051 2,500 2,057
5.00%, 10/01/2043
(b)
1,500 1,394
$ 3,451
TOTAL MUNICIPAL BONDS $ 570,864
Total Investments $ 571,337
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.62)%
Notes with interest rates of 3.78% - 4.02% at April
30, 2024 and contractual maturities of collateral
from 2025-2042.
(g)
$ (19,877) (19,877)
Total Net Investments $ 551,460
Other Assets and Liabilities -  (0.46)% (2,516)
TOTAL NET ASSETS - 100.00% $ 548,944

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2024 (unaudited)
See accompanying notes.

(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $63,359 or 11.54% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2024.
Portfolio Summary
Sector Percent
Revenue Bonds 78 .34%
Insured 10 .85%
General Obligation Unlimited 10 .67%
Prerefunded 1 .47%
General Obligation Limited 1 .06%
Tax Allocation 0 .71%
Special Tax 0 .34%
Special Assessment 0 .33%
Notes 0 .16%
Exchange-Traded Funds 0 .09%
Certificate Participation 0 .06%
Liability For Floating Rate Notes Issued ( 3 .62 ) %
Other Assets and Liabilities
( 0 .46 ) %
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2024(b) $ 9 .30 $ 0 .15 $ 0 .46 $ 0 .61 ( $ 0 .15 ) ( $ 0 .15 ) $ 9 .76
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
2019 10 .10 0 .32 0 .67 0 .99 ( 0 .29 ) ( 0 .29 ) 10 .80
Class C shares
2024(b) 9 .32 0 .10 0 .46 0 .56 ( 0 .10 ) ( 0 .10 ) 9 .78
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
Institutional shares
2024(b) 9 .30 0 .16 0 .47 0 .63 ( 0 .16 ) ( 0 .16 ) 9 .77
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .51% (c) ,(d) $ 313,985 0 .87% (e) 0 .71% (e) ,(f) 3 .00% (e) 28 .7% (e)
3 .19 (d) 301,835 0 .89 0 .72 (f) 2 .89 31 .5
( 13 .86 ) (d) ,(g) 328,411 0 .78 0 .72 (f) 2 .42 38 .9
3 .89 (d) ,(g) 471,777 0 .79 0 .76 (f) 2 .11 13 .2
2 .44 (d) 446,357 0 .79 0 .76 (f) 2 .29 40 .1
9 .94 (d) 420,656 0 .81 0 .78 (f) 3 .08 42 .3
6 .02 (c) ,(d) 20,579 1 .76 (e) 1 .60 (e) ,(f) 2 .10 (e) 28 .7 (e)
2 .32 (d) 21,229 1 .73 1 .56 (f) 2 .05 31 .5
( 14 .55 ) (d) 26,031 1 .60 1 .54 (f) 1 .59 38 .9
3 .05 (d) 39,213 1 .59 1 .56 (f) 1 .31 13 .2
1 .61 (d) 41,166 1 .60 1 .57 (f) 1 .49 40 .1
9 .01 (d) 41,462 1 .65 1 .62 (f) 2 .26 42 .3
6 .75 (c) 272,488 0 .62 (e) ,(h) 0 .46 (e) ,(f) ,(h) 3 .26 (e) 28 .7 (e)
3 .46 235,290 0 .63 (h) 0 .46 (f) ,(h) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (h) 0 .47 (f) ,(h) 2 .68 38 .9
4 .05 217,309 0 .54 (h) 0 .51 (f) ,(h) 2 .36 13 .2
2 .70 166,577 0 .54 (h) 0 .51 (f) ,(h) 2 .60 40 .1
10 .34 132,152 0 .54 (h) 0 .51 (f) ,(h) 3 .35 42 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2024(b) $ 7.95 $ 0.12 $ 0 .31 $ 0.43 ( $ 0.13) ( $ 0.13) $ 8.25
2023 8.19 0.22 (0.22) – (0.24) (0.24) 7.95
2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
Class J shares
2024(b) 7.97 0.13 0.31 0.44 (0.14) (0.14) 8.27
2023 8.21 0.23 (0.22) 0.01 (0.25) (0.25) 7.97
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9 .98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
Institutional shares
2024(b) 7.98 0.13 0.31 0.44 (0.14) (0.14) 8.28
2023 8 .22 0.24 (0.21) 0.03 (0.27) (0.27) 7.98
2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
2019 9 .20 0.27 0.65 0.92 (0.31) (0.31) 9.81
R-1 shares
2024(b) 7.98 0.10 0.31 0.41 (0.11) (0.11) 8.28
2023 8.22 0.18 (0.22) (0.04) (0.20) (0.20) 7.98
2022 9.99 0.11 (1.72) (1.61) (0.16) (0.16) 8.22
2021 10.20 0.08 (0.15) (0.07) (0.14) (0.14) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) (0.17) 10.20
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.39% (c),(d) $ 201,994 0.75% (e) – % 2.89% (e) 13.6% (e)
(0.10) (d) 201,448 0.79 – 2.57 9.9
(15.89) (d),(f) 199,804 0.76 – 1.71 13.7
(0.18) (d),(f) 293,606 0.78 – 1.30 15.8
6.32 (d) 337,294 0.82 – 1.77 21.0
9.73 (d) 261,383 0.88 – 2.52 19.8
5.46 (c),(d) 81,623 0.58 (e),(g) 0.60 (e),(h) 3.05 (e) 13.6 (e)
0.04 (d) 79,226 0.65 (g) 0.67 (h) 2.70 9.9
(15.74) (d) 84,794 0.62 (g) 0.64 (h) 1.85 13.7
(0.05) (d) 114,866 0.64 (g) 0.66 (h) 1.44 15.8
6.34 (d) 132,319 0.68 (g) 0.71 (h) 1.91 21.0
9.94 (d) 97,925 0.77 (g) 0.80 (h) 2.64 19.8
5.52 (c) 509,413 0.45 (e),(i) – 3.18 (e) 13.6 (e)
0.23 785,524 0.46 (i) – 2.90 9.9
(15.60) 636,066 0.47 (i) – 2.00 13.7
0.06 770,550 0.54 (i) – 1.55 15.8
6.56 674,265 0.58 (i) – 2.02 21.0
10.14 519,888 0.58 (i) – 2.82 19.8
5.12 (c) 6,050 1.23 (e) – 2.41 (e) 13.6 (e)
(0.56) 6,277 1.26 – 2.09 9.9
(16.27) 7,203 1.26 – 1.20 13.7
(0.69) 11,332 1.29 – 0.79 15.8
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2024(b) $ 8 .00 $ 0 .11 $ 0 .31 $ 0 .42 ( $ 0 .12 ) ( $ 0 .12 ) $ 8 .30
2023 8 .24 0 .20 ( 0 .21 ) ( 0 .01 ) ( 0 .23 ) ( 0 .23 ) 8 .00
2022 10 .01 0 .14 ( 1 .72 ) ( 1 .58 ) ( 0 .19 ) ( 0 .19 ) 8 .24
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
R-4 shares
2024(b) 8 .00 0 .12 0 .31 0 .43 ( 0 .13 ) ( 0 .13 ) 8 .30
2023 8 .23 0 .22 ( 0 .21 ) 0 .01 ( 0 .24 ) ( 0 .24 ) 8 .00
2022 10 .00 0 .16 ( 1 .73 ) ( 1 .57 ) ( 0 .20 ) ( 0 .20 ) 8 .23
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
R-5 shares
2024(b) 7 .97 0 .13 0 .31 0 .44 ( 0 .14 ) ( 0 .14 ) 8 .27
2023 8 .21 0 .23 ( 0 .21 ) 0 .02 ( 0 .26 ) ( 0 .26 ) 7 .97
2022 9 .98 0 .17 ( 1 .73 ) ( 1 .56 ) ( 0 .21 ) ( 0 .21 ) 8 .21
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
R-6 shares
2024(b) 7 .97 0 .14 0 .31 0 .45 ( 0 .15 ) ( 0 .15 ) 8 .27
2023 8 .21 0 .25 ( 0 .21 ) 0 .04 ( 0 .28 ) ( 0 .28 ) 7 .97
2022 9 .98 0 .19 ( 1 .72 ) ( 1 .53 ) ( 0 .24 ) ( 0 .24 ) 8 .21
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .27% (c) $ 9,402 0 .92% (d) 2 .72% (d) 13 .6% (d)
( 0 .25 ) 9,070 0 .95 2 .40 9 .9
( 15 .97 ) 10,025 0 .95 1 .52 13 .7
( 0 .38 ) 12,325 0 .98 1 .10 15 .8
6 .07 19,911 1 .02 1 .59 21 .0
9 .61 24,860 1 .05 2 .38 19 .8
5 .37 (c) 3,486 0 .73 (d) 2 .91 (d) 13 .6 (d)
0 .06 3,128 0 .76 2 .59 9 .9
( 15 .83 ) 10,822 0 .76 1 .71 13 .7
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
9 .82 17,519 0 .86 2 .57 19 .8
5 .45 (c) 17,569 0 .61 (d) 3 .02 (d) 13 .6 (d)
0 .06 19,969 0 .64 2 .72 9 .9
( 15 .76 ) 18,198 0 .64 1 .81 13 .7
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
9 .97 35,845 0 .74 2 .68 19 .8
5 .58 (c) 9,565,012 0 .35 (d) 3 .29 (d) 13 .6 (d)
0 .32 8,552,003 0 .38 2 .97 9 .9
( 15 .54 ) 8,288,998 0 .38 2 .10 13 .7
0 .18 9,159,603 0 .41 (e) 1 .67 15 .8
6 .69 8,278,200 0 .45 (e) 2 .15 21 .0
10 .14 5,666,716 0 .48 (e) 2 .86 19 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2024(b) $ 8.51 $ 0.16 $ 0.30 $ 0.46 ( $ 0.16) $ – ( $ 0.16) $ 8.81
2023 8.84 0.29 (0.35) (0.06) (0.27) – (0.27) 8.51
2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) (0.30) 8.84
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
2020 11.13 0.24 0.54 0.78 (0.34) – (0.34) 11.57
2019 10.36 0.30 0.78 1 .08 (0.31) – (0.31) 11.13
Class J shares
2024(b) 8.58 0.16 0.31 0.47 (0.16) – (0.16) 8.89
2023 8.91 0.28 (0.35) (0.07) (0.26) – (0.26) 8.58
2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8 .91
2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
2019 10.43 0.30 0.79 1.09 (0.31) – (0.31) 11.21
Institutional shares
2024(b) 8.51 0.17 0.31 0.48 (0.18) – (0.18) 8.81
2023 8.84 0.31 (0.35) (0.04) (0.29) – (0.29) 8 .51
2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) (0.33) 8.84
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
2020 11.13 0.28 0.53 0.81 (0.37) – (0.37) 11.57
2019 10.35 0.34 0.79 1.13 (0.35) – (0.35) 11.13
R-1 shares
2024(b) 8.50 0.14 0.30 0.44 (0.14) – (0.14) 8.80
2023 8.83 0.24 (0.35) (0.11) (0.22) – (0.22) 8.50
2022 10.98 0.15 (2.05) (1.90) (0.12) (0.13) (0.25) 8.83
2021 11.56 0.11 (0.02) 0.09 (0.14) (0.53) (0.67) 10.98
2020 11.13 0.19 0.52 0.71 (0.28) – (0.28) 11 .56
2019 10.35 0.25 0.79 1.04 (0.26) – (0.26) 11.13

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.41% (c),(d) $ 64,766 0.83% (e),(f) – % 3.57% (e) 140.1% (e)
(0.83) (d) 65,589 0.84 (f) – 3.16 156.0
(17.03) (d) 69,698 0.84 (f) – 2.04 160.7
1.24 (d) 94,268 0.84 (f) – 1.54 181.5
6.98 (d),(g) 100,498 0.88 (f) – 2.12 167.0
10.63 (d),(g) 89,060 0.88 (f) – 2.75 138.6
5.48 (c),(d) 94,505 0.84 (e),(h) 0.86 (e),(i) 3.55 (e) 140.1 (e)
(0.93) (d) 94,195 0.94 (h) 0.98 (i) 3.06 156.0
(17.08) (d) 103,790 0.85 (h) 0.93 (i) 2.04 160.7
1.25 (d) 142,242 0.82 (h) 0.91 (i) 1.56 181.5
7.07 (d),(g) 155,238 0.83 (h) 0.92 (i) 2.17 167.0
10.66 (d),(g) 137,858 0.88 (h) 0.97 (i) 2.76 138.6
5.57 (c) 337,048 0.53 (e),(f) – 3.86 (e) 140.1 (e)
(0.44) (g) 330,432 0.56 (f) – 3.44 156.0
(16.89) (g) 350,465 0.56 (f) – 2.34 160.7
1.54 (g) 398,554 0.56 (f) – 1.85 181.5
7.41 318,810 0.57 (f) – 2.44 167.0
11.10 1,156,182 0.46 (f) – 3.18 138.6
5.17 (c) 3,536 1.34 (e) – 3.07 (e) 140.1 (e)
(1.36) 2,834 1.38 (f) – 2.61 156.0
(17.50) 3,181 1.38 (f) – 1.51 160.7
0.71 3,719 1.38 (f) – 1.03 181.5
6.45 4,234 1.38 (f) – 1.65 167.0
10.15 4,758 1.33 (f) – 2.30 138.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2024(b) $ 8 .44 $ 0 .15 $ 0 .30 $ 0 .45 ( $ 0 .15 ) $ – ( $ 0 .15 ) $ 8 .74
2023 8 .77 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .25 ) – ( 0 .25 ) 8 .44
2022 10 .91 0 .18 ( 2 .04 ) ( 1 .86 ) ( 0 .15 ) ( 0 .13 ) ( 0 .28 ) 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) – ( 0 .29 ) 11 .06
R-4 shares
2024(b) 8 .65 0 .16 0 .31 0 .47 ( 0 .16 ) – ( 0 .16 ) 8 .96
2023 8 .98 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .65
2022 11 .16 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .98
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) – ( 0 .31 ) 11 .29
R-5 shares
2024(b) 8 .46 0 .16 0 .30 0 .46 ( 0 .17 ) – ( 0 .17 ) 8 .75
2023 8 .78 0 .29 ( 0 .33 ) ( 0 .04 ) ( 0 .28 ) – ( 0 .28 ) 8 .46
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) – ( 0 .33 ) 11 .07

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .36% (c) $ 15,064 1 .03% (d) 3 .37% (d) 140 .1% (d)
( 1 .06 ) 14,967 1 .07 (e) 2 .93 156 .0
( 17 .25 ) 13,893 1 .07 (e) 1 .81 160 .7
1 .03 20,465 1 .07 (e) 1 .33 181 .5
6 .83 20,466 1 .07 (e) 1 .93 167 .0
10 .45 17,923 1 .02 (e) 2 .61 138 .6
5 .43 (c) 3,537 0 .84 (d) 3 .55 (d) 140 .1 (d)
( 0 .86 ) 4,425 0 .88 (e) 3 .11 156 .0
( 17 .08 ) 5,015 0 .88 (e) 2 .00 160 .7
1 .19 6,969 0 .88 (e) 1 .52 181 .5
7 .06 8,449 0 .88 (e) 2 .16 167 .0
10 .63 11,540 0 .83 (e) 2 .79 138 .6
5 .39 (c) 37,629 0 .72 (d) 3 .67 (d) 140 .1 (d)
( 0 .64 ) 37,949 0 .76 (e) 3 .24 156 .0
( 16 .98 ) 38,423 0 .76 (e) 2 .16 160 .7
1 .34 44,691 0 .76 (e) 1 .64 181 .5
7 .15 49,176 0 .76 (e) 2 .23 167 .0
10 .78 38,543 0 .71 (e) 2 .93 138 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2024(b) $ 11.26 $ 0.38 $ 0.50 $ 0.88 ( $ 0.40) $ – ( $ 0.40) $ 11.74
2023 11.58 0.70 (0.35) 0.35 (0.67) – (0.67) 11.26
2022 13.87 0.55 (2.27) (1.72) (0.56) (0.01) (0.57) 11.58
2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
Class C shares
2024(b) 11.19 0.33 0.50 0.83 (0.36) – (0.36) 11.66
2023 11.51 0.61 (0.35) 0.26 (0.58) – (0.58) 11.19
2022 13.78 0.45 (2.25) (1.80) (0.47) – (0.47) 11.51
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
Institutional shares
2024(b) 11.20 0.39 0.50 0.89 (0.42) – (0.42) 11.67
2023 11.52 0.74 (0.35) 0.39 (0.71) – (0.71) 11.20
2022 13.79 0.59 (2.24) (1.65) (0.61) (0.01) (0.62) 11.52
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
R-6 shares
2024(b) 11.19 0.39 0.51 0.90 (0.43) – (0.43) 11.66
2023 11.51 0.73 (0.33) 0.40 (0.72) – (0.72) 11.19
2022 13.78 0.58 (2.23) (1.65) (0.61) (0.01) (0.62) 11.51
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense )
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.87% (c),(d) $ 999,103 1.03% (e),(f) N/A 6.38% (e) 86.0% (e)
2.98 (d) 1,024,316 1.0 3  (g) N/A  5.95 75.1
(12.68) (d) 1,156,493 1.0 1  (g) N/A 4.31 72.1
15.13 (d) 1,475,288 1.02 (g) N/A 4.10 93.6
(4.01) (d),(h) 1,246,664 1.01 (g) N/A 4.69 79.7
9.17 (d),(h) 1,422,501 1.02 (g) 1.02% (g),( i ) 5.10 87.3
7.41 (c),(d) 151,673 1.80 (e),(f) N/A 5.61 (e) 86.0 (e)
2.18 (d) 168,004 1.79 (g) N/A 5.17 75.1
(13.30) (d) 269,493 1.77 (g) N/A 3.50 72.1
14.24 (d) 469,597 1.76 (g) N/A 3.48 93.6
(4.71) (d),(h) 828,186 1.77 (g) N/A 3.94 79.7
8.30 (d),(h) 1,403,821 1.79 (g) 1.79 (g),( i ) 4.36 87.3
8.01 (c) 1,372,053 0.69 (e),(f),(g) N/A 6.71 (e) 86.0 (e)
3.36 1,341,117 0.68 (g) N/A 6.30 75.1
(12.31) 1,769,364 0.68 (g) N/A 4.63 72.1
15.52 2,448,424 0.68 (g) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (g) N/A 5.03 79.7
9.49 4,658,602 0.69 (g) 0.69 (g),( i ) 5.43 87.3
8.02 (c) 131,276 0.68 (e),(f),(g) N/A 6.70 (e) 86.0 (e)
3.37 104,419 0.67 (g) N/A 6.25 75.1
(12.31) 43,433 0.67 (g) N/A 4.49 72.1
15.54 101,194 0.68 (g) N/A 4.54 93.6
(3.70) (h) 133,451 0.67 (g) N/A 5.04 79.7
9.43 (h) 250,055 0.67 (g) 0.67 (g),( i ) 5.42 87.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2024(b) $ 11.87 $ 0.10 $ 2.16 $ 2.26 ( $ 0.28) $ – ( $ 0.28) $ 13.85
2023 10.77 0.16 1.01 1.17 (0.07) – (0.07) 11.87
2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10.77
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12.74
2019 12.26 0.18 0.79 0 .97 (0.15) (0.56) (0.71) 12.52
Class J shares
2024(b) 11.70 0.11 2.13 2.24 (0.30) – (0.30) 13.64
2023 10.62 0.17 1.00 1.17 (0.09) – (0.09) 11.70
2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
Institutional shares
2024(b) 11.81 0.11 2.16 2.27 (0.33) – (0.33) 13.75
2023 10.71 0.21 1.01 1.22 (0.12) – (0.12) 11 .81
2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
R-1 shares
2024(b) 11.82 0.07 2.16 2.23 (0.23) – (0.23) 13.82
2023 10.72 0.11 1.01 1.12 (0.02) – (0.02) 11.82
2022 16.25 0.15 (3.83) (3.68) (0.43) (1.42) (1.85) 10.72
2021 12.68 0.11 3.52 3.63 (0.06) – (0.06) 16.25
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.19% (c),(d) $ 224,052 1.21% (e),(f) – % 1.53% (e) 50.5% (e)
10.89 (d) 197,169 1.29 (g) – 1.28 42.2
(25.02) (d) 193,894 1.23 (g) – 1.65 57.0
29.16 (d) 267,701 1.18 – 1.16 48.7
3.59 (d) 209,868 1.20 (h) – 0.90 45.1
8.93 (d) 217,243 1.27 (h) – 1.52 51.0
19.28 (c),(d) 153,488 1.08 (e),(f),(i) 1.10 (e),(j) 1.66 (e) 50.5 (e)
11.01 (d) 133,313 1.17 (g),(i) 1.19 (j) 1.41 42.2
(24.93) (d) 125,792 1.12 (g),(i) 1.14 (j) 1.76 57.0
29.35 (d) 178,815 1.05 (i) 1.08 (j) 1.28 48.7
3.67 (d) 143,722 1.09 (i) 1.15 (j) 1.01 45.1
9.03 (d) 153,026 1.16 (i) 1.27 (j) 1.63 51.0
19.40 (c) 196,452 0.86 (e),(f),(h) – 1.72 (e) 50.5 (e)
11.40 388,034 0.88 (g),(h) – 1.70 42.2
(24.77) 402,288 0.88 (g),(h) – 1.99 57.0
29.63 (k) 557,003 0.85 (h) – 1.50 48.7
3.86 (k) 400,116 0.85 (h) – 1.26 45.1
9.43 357,306 0.79 (h) – 0.81 51.0
18.94 (c) 2,314 1.64 (e),(f) – 1.12 (e) 50.5 (e)
10.45 1,870 1.67 (g) – 0.94 42.2
(25.32) 2,144 1.66 (g) – 1.19 57.0
28.65 3,061 1.63 – 0.68 48.7
3.12 2,905 1.61 (h) – 0.47 45.1
8.50 3,655 1.63 (h) – 1.16 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.
(k) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2024(b) $ 11.84 $ 0.09 $ 2.16 $ 2.25 ( $ 0.28) $ – ( $ 0.28) $ 13.81
2023 10.74 0.15 1.00 1.15 (0.05) – (0.05) 11.84
2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
R-4 shares
2024(b) 12.05 0.11 2.19 2.30 (0.29) – (0.29) 14.06
2023 10.93 0.18 1.02 1.20 (0.08) – (0.08) 12.05
2022 16.52 0.22 (3.89) (3.67) (0.50) (1.42) (1.92) 10.93
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
R-5 shares
2024(b) 12.00 0.11 2.20 2.31 (0.31) – (0.31) 14.00
2023 10.89 0.18 1.02 1.20 (0.09) – (0.09) 12.00
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
R-6 shares
2024(b) 11.82 0.13 2.16 2.29 (0.35) – (0.35) 13.76
2023 10.73 0.22 1.00 1.22 (0.13) – (0.13) 11.82
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019(h) 11.76 0.21 0.51 0.72 – – – 12.48

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19.12% (c) $ 11,058 1.33% (d),(e) 1.41% (d) 50.5% (d)
10.77 9,612 1.36 (f) 1.19 42.2
(25.09) 9,164 1.35 (f) 1.50 57.0
29.03 14,118 1.32 1.06 48.7
3.38 10,932 1.30 (g) 0.78 45.1
8.88 12,322 1.32 (g) 1.48 51.0
19.24 (c) 6,118 1.14 (d),(e) 1.59 (d) 50.5 (d)
10.99 5,379 1.17 (f) 1 .44 42.2
(24.92) 6,467 1.16 (f) 1.69 57.0
29.21 10,683 1 .13 1.15 48.7
3.65 10,680 1.11 (g) 0.98 45.1
9.09 17,271 1 .13 (g) 1.54 51.0
19.39 (c) 19,151 1.02 (d),(e) 1.70 (d) 50.5 (d)
11.10 17,975 1.05 (f) 1.49 42.2
(24.85) 23,589 1.04 (f) 1.76 57.0
29.41 41,789 1.01 1.35 48.7
3.72 32,242 0.99 (g) 1.11 45.1
9.21 41,586 1.01 (g) 1.78 51.0
19.50 (c) 4,704,663 0.76 (d),(e) 2.01 (d) 50.5 (d)
11.40 3,725,314 0.79 (f),(g) 1.78 42.2
(24.66) 3,254,802 0.78 (f),(g) 2.08 57.0
29.71 4,491,999 0.74 (g) 1.51 48.7
4.03 10,370,769 0.73 (g) 1.38 45.1
6.12 (c) 11,175,055 0.73 (d),(g) 2.68 (d) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit.
(h) Period from March 1, 2019, date operations commenced, through October 31, 2019.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2024(b) $ 33.09 $ 0.39 $ 5.83 $ 6.22 ( $ 0.34) ( $ 0.26) ( $ 0.60) $ 38.71
2023 35.30 0.69 (0.88) (0.19) (0.67) (1.35) (2.02) 33.09
2022 41.63 0.56 (4.79) (4.23) (0.49) (1.61) (2.10) 35.30
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3 .75 4.31 (0.60) (1.43) (2.03) 33.25
Class C shares
2024(b) 32.04 0.24 5.64 5.88 (0.20) (0.26) (0.46) 37.46
2023 34.23 0.41 (0.85) (0.44) (0.40) (1.35) (1.75) 32.04
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
Class J shares
2024(b) 33.13 0.41 5.84 6.25 (0.36) (0.26) (0.62) 38.76
2023 35.34 0.73 (0.89) (0.16) (0.70) (1.35) (2.05) 33.13
2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
Institutional shares
2024(b) 33.14 0.46 5.84 6.30 (0.40) (0.26) (0.66) 38.78
2023 35.36 0.82 (0.89) (0.07) (0.80) (1.35) (2.15) 33.14
2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.87% (c),(d) $ 1,213,285 0.86% (e) – % 2.10% (e) 11.5% (e)
(0.83) (d) 1,078,315 0.87 – 1.96 13.3
(10.64) (d) 1,176,246 0.86 – 1.48 16.9
37.51 (d) 1,424,668 0.86 – 1.33 22.0
(3.49) (d) 1,049,990 0.88 – 1.79 16.9
15.12 (d) 1,200,974 0.91 – 1.81 21.5
18.42 (c),(d) 75,641 1.65 (e) – 1.32 (e) 11.5 (e)
(1.59) (d) 72,774 1.65 – 1.20 13.3
(11.33) (d),(f) 97,145 1.62 – 0.72 16.9
36.49 (d),(f) 125,768 1.61 – 0.61 22.0
(4.23) (d) 120,112 1.63 – 1.05 16.9
14.26 (d) 155,071 1.65 – 1.08 21.5
18.94 (c),(d) 80,680 0.76 (e),(g) 0.78 (e),(h) 2.20 (e) 11.5 (e)
(0.75) (d) 70,291 0.79 (g) 0.81 (h) 2.05 13.3
(10.55) (d) 76,630 0.77 (g) 0.79 (h) 1.58 16.9
37.60 (d) 86,651 0.77 (g) 0.79 (h) 1.42 22.0
(3.44) (d) 61,063 0.82 (g) 0.85 (h) 1.84 16.9
15.16 (d) 69,728 0.90 (g) 0.93 (h) 1.81 21.5
19 .07 (c),(f) 6,914,713 0.52 (e),(i) – 2.44 (e) 11.5 (e)
(0.50) 6,448,013 0.52 (i) – 2.32 13.3
(10.32) (f) 7,731,338 0.52 (i) – 1.82 16.9
37.97 (f) 9,001,763 0.52 (i) – 1.68 22.0
(3.14) 6,372,962 0.52 (i) – 2.14 16.9
15.57 6,190,503 0.52 (i) – 2.19 21.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2024(b) $ 32 .95 $ 0 .30 $ 5 .79 $ 6 .09 ( $ 0 .24 ) ( $ 0 .26 ) ( $ 0 .50 ) $ 38 .54
2023 35 .14 0 .52 ( 0 .89 ) ( 0 .37 ) ( 0 .47 ) ( 1 .35 ) ( 1 .82 ) 32 .95
2022 41 .43 0 .36 ( 4 .76 ) ( 4 .40 ) ( 0 .28 ) ( 1 .61 ) ( 1 .89 ) 35 .14
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
R-3 shares
2024(b) 32 .97 0 .35 5 .80 6 .15 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 38 .56
2023 35 .18 0 .62 ( 0 .88 ) ( 0 .26 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 32 .97
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
R-4 shares
2024(b) 33 .05 0 .39 5 .82 6 .21 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 38 .66
2023 35 .26 0 .69 ( 0 .89 ) ( 0 .20 ) ( 0 .66 ) ( 1 .35 ) ( 2 .01 ) 33 .05
2022 41 .58 0 .55 ( 4 .78 ) ( 4 .23 ) ( 0 .48 ) ( 1 .61 ) ( 2 .09 ) 35 .26
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
R-5 shares
2024(b) 33 .10 0 .41 5 .83 6 .24 ( 0 .36 ) ( 0 .26 ) ( 0 .62 ) 38 .72
2023 35 .31 0 .73 ( 0 .88 ) ( 0 .15 ) ( 0 .71 ) ( 1 .35 ) ( 2 .06 ) 33 .10
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .54% (c) $ 1,191 1 .39% (d) 1 .59% (d) 11 .5% (d)
( 1 .34 ) 1,109 1 .39 1 .46 13 .3
( 11 .09 ) 1,942 1 .39 0 .96 16 .9
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
14 .59 2,746 1 .39 1 .34 21 .5
18 .73 (c) 27,910 1 .08 (d) 1 .89 (d) 11 .5 (d)
( 1 .05 ) 25,777 1 .08 1 .77 13 .3
( 10 .81 ) 30,045 1 .08 1 .27 16 .9
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
14 .92 31,298 1 .08 1 .68 21 .5
18 .85 (c) 26,320 0 .89 (d) 2 .06 (d) 11 .5 (d)
( 0 .85 ) 21,869 0 .89 1 .95 13 .3
( 10 .65 ) 27,590 0 .89 1 .45 16 .9
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
15 .11 36,352 0 .89 1 .83 21 .5
18 .92 (c) 124,108 0 .77 (d) 2 .21 (d) 11 .5 (d)
( 0 .73 ) 127,806 0 .77 2 .07 13 .3
( 10 .54 ) 147,468 0 .77 1 .57 16 .9
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
15 .28 158,549 0 .77 1 .95 21 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2024(b) $ 8 .25 $ 0 .61 $ 0 .25 $ 0 .86 ( $ 0 .39 ) $ – $ – ( $ 0 .39 ) $ 8 .72
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24
2019 9 .81 0 .43 0 .76 1 .19 ( 0 .49 ) – – ( 0 .49 ) 10 .51

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .56% (c) ,(d) $ 575,097 0 .85% (e) ,(f) 14 .06% (e) 167 .8% (e)
10 .97 447,683 0 .85 (f) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (f) 5 .24 117 .4
4 .47 770,197 0 .85 (f) 3 .69 170 .3
2 .90 226,511 0 .85 (f) 3 .78 285 .3
12 .52 241,465 0 .87 (f) 4 .21 312 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2024(b) $ 22.69 $ 0.06 $ 3.18 $ 3.24 ( $ 0.45) $ – ( $ 0.45) $ 25.48
2023 20.06 0.28 2.59 2.87 (0.24) – (0.24) 22.69
2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20.06
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1 .20 1.67 (0.17) (0.51) (0.68) 25.02
Class J shares
2024(b) 21.72 0.07 3.05 3.12 (0.49) – (0.49) 24.35
2023 19.23 0.30 2.47 2.77 (0.28) – (0.28) 21.72
2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) ( 2 .12) 19.23
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2 .45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23.15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
Institutional shares
2024(b) 22.44 0.08 3.16 3.24 (0.54) – (0.54) 25.14
2023 19.86 0.36 2.54 2.90 (0.32) – (0.32) 22.44
2022 31.58 0.47 (10.01) (9.54) (0.43) (1.75) (2.18) 19.86
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
R-1 shares
2024(b) 22.27 – 3.12 3.12 (0.33) – (0.33) 25.06
2023 19.70 0.16 2.55 2.71 (0.14) – (0.14) 22.27
2022 31.32 0.24 (9.93) (9.69) (0.18) (1.75) (1.93) 19.70
2021 26.60 0.06 4.66 4.72 – – – 31.32
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.39% (c),(d) $ 67,986 1.46% (e),(f),(g) – % 0.47% (e) 28.4% (e)
14.33 (d) 63,629 1.47 (f) – 1.20 32.4
(32.46) (d) 60,893 1.55 (f) – 1.44 34.7
18.27 (d) 91,585 1.56 (f),(g) – 0.63 43.9
10.84 (d),(h) 76,952 1.55 (f) – 0.55 53.9
7.22 (d) 77,559 1.57 (f) – 1.91 148.3
14.49 (c),(d) 71,849 1.31 (e),(g),(i) 1.50 (e),(j) 0.62 (e) 28.4 (e)
14.46 (d) 65,679 1.31 (i) 1.59 (j) 1.35 32.4
(32.31) (d) 61,730 1.37 (i) 1.52 (j) 1.58 34.7
18.46 (d) 99,899 1.38 (g),(i) 1.48 (j) 0.80 43.9
11.01 (d),(h) 89,271 1.37 (i) 1.62 (j) 0.73 53.9
7.41 (d) 88,924 1.41 (i) 1.78 (j) 2 .06 148.3
14.56 (c) 16,204 1.11 (e),(f),(g) – 0.66 (e) 28.4 (e)
14.66 67,145 1.12 (f) – 1.54 32.4
(32.20) 60,449 1.20 (f) – 1.90 34.7
18.66 73,485 1.21 (f),(g) – 0.98 43.9
11.21 (h),(k) 62,738 1.20 (f) – 0.90 53.9
7.60 (k) 111,045 1.22 (f) – 2.39 148.3
14.07 (c) 1,292 1.96 (e),(g) – (0.03) (e) 28.4 (e)
13.75 1,081 1.97 – 0.70 32.4
(32 .73) 1,114 2.00 – 0.97 34.7
17.74 1,702 1.99 (g) – 0.20 43.9
10.29 (h) 1,458 2.02 (f) – 0.06 53.9
6.72 1,970 2.04 (f) – 1.41 148.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.
(k) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2024(b) $ 22 .37 $ 0 .03 $ 3 .14 $ 3 .17 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 25 .13
2023 19 .79 0 .23 2 .56 2 .79 ( 0 .21 ) – ( 0 .21 ) 22 .37
2022 31 .46 0 .31 ( 9 .96 ) ( 9 .65 ) ( 0 .27 ) ( 1 .75 ) ( 2 .02 ) 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
2020 24 .72 0 .09 2 .52 2 .61 ( 0 .41 ) ( 0 .28 ) ( 0 .69 ) 26 .64
2019 23 .70 0 .41 1 .20 1 .61 ( 0 .08 ) ( 0 .51 ) ( 0 .59 ) 24 .72
R-4 shares
2024(b) 22 .54 0 .06 3 .16 3 .22 ( 0 .43 ) – ( 0 .43 ) 25 .33
2023 19 .94 0 .28 2 .56 2 .84 ( 0 .24 ) – ( 0 .24 ) 22 .54
2022 31 .69 0 .38 ( 10 .05 ) ( 9 .67 ) ( 0 .33 ) ( 1 .75 ) ( 2 .08 ) 19 .94
2021 26 .82 0 .22 4 .69 4 .91 ( 0 .04 ) – ( 0 .04 ) 31 .69
2020 24 .84 0 .14 2 .54 2 .68 ( 0 .42 ) ( 0 .28 ) ( 0 .70 ) 26 .82
2019 23 .83 0 .42 1 .24 1 .66 ( 0 .14 ) ( 0 .51 ) ( 0 .65 ) 24 .84
R-5 shares
2024(b) 22 .52 0 .08 3 .16 3 .24 ( 0 .44 ) – ( 0 .44 ) 25 .32
2023 19 .93 0 .31 2 .56 2 .87 ( 0 .28 ) – ( 0 .28 ) 22 .52
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
2020 24 .84 0 .17 2 .54 2 .71 ( 0 .48 ) ( 0 .28 ) ( 0 .76 ) 26 .79
2019 23 .87 0 .47 1 .21 1 .68 ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 24 .84
R-6 shares
2024(b) 22 .47 0 .24 3 .03 3 .27 ( 0 .55 ) – ( 0 .55 ) 25 .19
2023 19 .88 0 .35 2 .58 2 .93 ( 0 .34 ) – ( 0 .34 ) 22 .47
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60
2020 24 .79 0 .26 2 .52 2 .78 ( 0 .55 ) ( 0 .28 ) ( 0 .83 ) 26 .74
2019 23 .84 0 .15 1 .58 1 .73 ( 0 .27 ) ( 0 .51 ) ( 0 .78 ) 24 .79

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .26% (c) $ 4,055 1 .65% (d) ,(e) 0 .27% (d) 28 .4% (d)
14 .10 4,132 1 .66 1 .00 32 .4
( 32 .54 ) 3,733 1 .69 1 .23 34 .7
18 .09 6,358 1 .68 (e) 0 .53 43 .9
10 .67 (f) 5,693 1 .71 (g) 0 .39 53 .9
7 .05 6,052 1 .73 (g) 1 .70 148 .3
14 .38 (c) 1,793 1 .46 (d) ,(e) 0 .48 (d) 28 .4 (d)
14 .29 2,099 1 .47 1 .19 32 .4
( 32 .40 ) 2,335 1 .50 1 .51 34 .7
18 .32 3,585 1 .49 (e) 0 .69 43 .9
10 .85 (f) ,(h) 3,184 1 .52 (g) 0 .56 53 .9
7 .28 (h) 4,440 1 .54 (g) 1 .72 148 .3
14 .48 (c) 3,141 1 .34 (d) ,(e) 0 .62 (d) 28 .4 (d)
14 .42 4,691 1 .35 1 .32 32 .4
( 32 .32 ) 4,563 1 .38 1 .60 34 .7
18 .48 8,234 1 .37 (e) 0 .79 43 .9
10 .98 (f) ,(h) 8,537 1 .40 (g) 0 .68 53 .9
7 .40 (h) 10,943 1 .42 (g) 1 .96 148 .3
14 .65 (c) 72,932 1 .06 (d) ,(e) ,(g) 1 .97 (d) 28 .4 (d)
14 .81 3,961 1 .04 (g) 1 .51 32 .4
( 32 .14 ) (h) 2,165 1 .09 (g) 1 .71 34 .7
18 .79 (h) 4,121 1 .10 (e) ,(g) 1 .12 43 .9
11 .31 (f) ,(h) 3,086 1 .09 (g) 1 .07 53 .9
7 .66 (h) 7,834 1 .14 (g) 0 .63 148 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2024(b) $ 7 .25 $ 0 .08 $ 0 .76 $ 0 .84 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 7 .89
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
2019 8 .62 0 .12 1 .79 1 .91 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .11
Institutional shares
2024(b) 7 .90 0 .10 0 .84 0 .94 ( 0 .24 ) – ( 0 .24 ) 8 .60
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
R-3 shares
2024(b) 7 .84 0 .08 0 .83 0 .91 ( 0 .21 ) – ( 0 .21 ) 8 .54
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
R-4 shares
2024(b) 7 .86 0 .09 0 .83 0 .92 ( 0 .22 ) – ( 0 .22 ) 8 .56
2023 8 .33 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .06 ) – ( 0 .06 ) 7 .86
2022 11 .70 0 .15 ( 3 .27 ) ( 3 .12 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 8 .33
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
R-5 shares
2024(b) 7 .87 0 .10 0 .84 0 .94 ( 0 .23 ) – ( 0 .23 ) 8 .58
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
R-6 shares
2024(b) 7 .91 0 .11 0 .83 0 .94 ( 0 .25 ) – ( 0 .25 ) 8 .60
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .42% (c) ,(d) $ 54,304 1 .37% (e) ,(f) 1 .95% (e) 26 .4% (e)
( 4 .98 ) (d) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (d) 82,943 1 .31 1 .45 16 .8
36 .76 (d) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (d) 83,680 1 .33 1 .48 41 .7
22 .96 (d) 124,180 1 .35 1 .28 42 .4
11 .71 (c) 1,002,396 0 .95 (e) ,(f) ,(g) 2 .34 (e) 26 .4 (e)
( 4 .54 ) 1,090,278 0 .94 (g) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (g) 1 .79 16 .8
37 .21 2,394,983 0 .94 (g) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (g) 1 .87 41 .7
23 .55 2,203,413 0 .94 (g) 1 .73 42 .4
11 .36 (c) 804 1 .47 (e) ,(f) 1 .87 (e) 26 .4 (e)
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
22 .86 385 1 .44 1 .16 42 .4
11 .46 (c) 698 1 .28 (e) ,(f) 2 .04 (e) 26 .4 (e)
( 4 .94 ) 612 1 .26 2 .11 24 .3
( 27 .25 ) 554 1 .26 1 .48 16 .8
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
11 .69 (c) 7,816 1 .16 (e) ,(f) 2 .17 (e) 26 .4 (e)
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
11 .77 (c) ,(h) 676,167 0 .91 (e) ,(f) 2 .42 (e) 26 .4 (e)
( 4 .59 ) (h) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (g) 1 .84 16 .8
37 .35 1,585,562 0 .87 (g) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (g) 1 .92 41 .7
23 .63 1,133,581 0 .87 (g) 1 .72 42 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2024(b) $ 8.26 $ 0.12 $ 0.30 $ 0.42 ( $ 0.12) ( $ 0.12) $ 8.56
2023 8.62 0.20 (0.33) (0.13) (0.23) (0.23) 8.26
2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) (0.26) 10.52
Class J shares
2024(b) 8.28 0.11 0.31 0.42 (0.12) (0.12) 8.58
2023 8.64 0.20 (0.34) (0.14) (0.22) (0.22) 8.28
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.19) ( 0 .16) (0.11) (0.11) 10.35
2020 10.55 0.15 0.14 0.29 (0.22) (0.22) 10.62
2019 9.97 0 .20 0.63 0.83 (0.25) (0.25) 10.55
Institutional shares
2024(b) 8.28 0.13 0.30 0.43 (0.13) (0.13) 8.58
2023 8.63 0.23 (0.32) (0.09) (0.26) (0.26) 8.28
2022 10.34 0.11 (1.67) (1.56) (0.15) (0.15) 8.63
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
R-1 shares
2024(b) 8.27 0.10 0.30 0.40 (0.10) (0.10) 8.57
2023 8.64 0.16 (0.34) (0.18) (0.19) (0.19) 8.27
2022 10.34 0.04 (1.66) (1.62) ( 0 .08) (0.08) 8.64
2021 10.62 (0.02) (0.20) (0.22) (0.06) (0.06) 10.34
2020 10.55 0.10 0.14 0 .24 (0.17) (0.17) 10.62
2019 9.96 0.16 0.64 0.80 (0.21) (0.21) 10.55
R-3 shares
2024(b) 8.28 0.11 0 .30 0.41 (0.11) (0.11) 8.58
2023 8.64 0.19 (0.33) (0.14) (0.22) (0.22) 8.28
2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64
2021 10.62 0.01 (0.19) (0.18) (0.10) (0.10) 10.34
2020 10.55 0.14 0.13 0.27 (0.20) (0.20) 10.62
2019 9.96 0.19 0.64 0.83 (0.24) (0.24) 10.55
R-4 shares
2024(b) 8.29 0.12 0.30 0.42 (0.12) (0.12) 8.59
2023 8.64 0.21 (0.32) (0.11) (0.24) (0.24) 8.29
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.18) (0.15) (0.12) (0.12) 10.35
2020 10.55 0.16 0.13 0.29 (0.22) (0.22) 10.62
2019 9.97 0.21 0.63 0.84 (0.26) (0.26) 10.55
R-5 shares
2024(b) 8.29 0.12 0.31 0.43 (0.13) (0.13) 8.59
2023 8.64 0.22 (0.32) (0.10) (0.25) (0.25) 8.29
2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64
2021 10.62 0.05 (0.19) (0.14) (0.13) (0.13) 10 .35
2020 10.55 0.17 0.14 0.31 (0.24) (0.24) 10.62
2019 9.97 0.22 0.64 0.86 (0.28) (0.28) 10 .55

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.07% (c),(d) $ 143,061 0.82% (e) – % 2.65% (e) 188.8% (e)
(1.65) (d) 145,881 0.85 – 2.30 128.0
(15.37) (d) 172,969 0.78 – 0.94 352.1
(1.44) (d) 229,225 0.77 – 0 .32 343.7
2.82 (d) 263,721 0.80 – 1.44 84.3
8.53 (d) 234,134 0.83 0.87 (f) 2.01 23.2
5.04 (c),(d) 66,277 0.86 (e),(g) 0.88 (e),(f) 2.61 (e) 188.8 (e)
(1.71) (d) 68,323 0.91 (g) 0.93 (f) 2.24 128.0
(15.46) (d) 77,181 0.82 (g) 0.84 (f) 0.90 352.1
(1.47) (d) 99,128 0.80 (g) 0.83 (f) 0.29 343.7
2.79 (d) 117,748 0.82 (g) 0.85 (f) 1.42 84.3
8.45 (d) 108,140 0.88 (g) 0.91 (f) 1.96 23.2
5.21 (c) 419,044 0.53 (e),(h) – 2.94 (e) 188.8 (e)
(1.22) 393,944 0.53 (h) – 2.62 128.0
(15.22) 500,833 0.52 (h) – 1.18 352.1
(1.19) 770,058 0.52 (h) – 0.58 343.7
3.09 1,083,668 0.53 (h) – 1.72 84.3
8.84 1,236,943 0.53 (h) – 2.31 23.2
4.85 (c) 440 1.29 (e),(h) – 2.19 (e) 188.8 (e)
(2.20) 515 1.29 (h) – 1.83 128.0
(15.77) 2,393 1.29 (h) – 0.44 352.1
(2.04) 2,797 1.29 (h) – (0.19) 343.7
2.30 5,048 1.29 (h) – 0.92 84.3
8.12 3,324 1.29 (h) – 1.55 23.2
4.98 (c) 2,976 0.98 (e),(h) – 2.49 (e) 188.8 (e)
(1.78) 3,034 0.98 (h) – 2.17 128.0
(15.51) 3,656 0.98 (h) – 0.73 352.1
(1.74) 5,493 0.98 (h) – 0.11 343.7
2.62 8,704 0.98 (h) – 1.29 84.3
8.45 11,288 0.98 (h) – 1.86 23.2
5.07 (c) 1,727 0.79 (e),(h) – 2.68 (e) 188.8 (e)
(1.47) 1,948 0.79 (h) – 2.36 128.0
(15.43) 5,283 0.79 (h) – 0.93 352.1
(1.46) 7,522 0.79 (h) – 0.31 343.7
2.82 6,419 0.79 (h) – 1.50 84.3
8.55 9,826 0.79 (h) – 2.05 23.2
5.13 (c) 6,262 0.67 (e),(h) – 2.81 (e) 188.8 (e)
(1 .36) 8,534 0.67 (h) – 2.48 128.0
(15.33) 8,761 0.67 (h) – 1.02 352.1
(1.34) 16,336 0.67 (h) – 0.43 343.7
2.94 24,044 0.67 (h) – 1.57 84.3
8.67 22,401 0.67 (h) – 2.17 23.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2024(b) $ 1 .00 $ 0 .03 $ – $ 0 .03 ( $ 0 .03 ) ( $ 0 .03 ) $ 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
R-6 shares
2024(b) 1 .00 0 .03 – 0 .03 ( 0 .03 ) ( 0 .03 ) 1 .00
2023(h) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
2 .61% (c) $ 309,670 0 .19% (d) ,(e) 0 .20% (d) ,(f) 5 .19% (d)
4 .71 191,888 0 .15 (e) 0 .16 (f) 3 .71
0 .81 2,979,627 0 .14 (e) 0 .15 (f) 0 .73
0 .00 3,657,679 0 .04 (e) 0 .16 (f) 0 .00
0 .60 3,077,863 0 .12 (e) 0 .16 (f) 0 .60
2 .17 3,972,463 0 .14 (g) – 2 .13
2 .63 (c) 2,696,221 0 .14 (d) ,(e) 0 .16 (d) ,(f) 5 .24 (d)
4 .35 (c) 2,582,939 0 .14 (d) ,(e) 0 .16 (d) ,(f) 4 .80 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 12, 2022, date operations commenced, through October 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2024(b) $ 7 .74 $ 0 .29 $ 0 .37 $ 0 .66 ( $ 0 .29 ) ( $ 0 .29 ) $ 8 .11
2023 7 .86 0 .54 ( 0 .07 ) 0 .47 ( 0 .59 ) ( 0 .59 ) 7 .74
2022 9 .36 0 .45 ( 1 .47 ) ( 1 .02 ) ( 0 .48 ) ( 0 .48 ) 7 .86
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .60% (c) $ 3,536,113 0 .60% (d) ,(e) 7 .06% (d) 68 .9% (d)
5 .89 (f) 3,159,560 0 .61 (e) 6 .81 35 .0
( 10 .90 ) (f) 3,079,579 0 .60 (e) 5 .27 48 .1
9 .45 (f) 3,720,936 0 .60 (e) 4 .99 62 .8
2 .85 (f) 3,020,358 0 .61 (e) 6 .04 73 .8
5 .22 (f) 3,112,267 0 .61 (e) 6 .42 56 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2024(b) $ 6 .31 $ 0 .20 $ 0 .35 $ 0 .55 ( $ 0 .20 ) ( $ 0 .20 ) $ 6 .66
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
Class C shares
2024(b) 6 .40 0 .18 0 .36 0 .54 ( 0 .18 ) ( 0 .18 ) 6 .76
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
Institutional shares
2024(b) 6 .25 0 .21 0 .35 0 .56 ( 0 .21 ) ( 0 .21 ) 6 .60
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
2019 7 .06 0 .40 0 .06 0 .46 ( 0 .42 ) ( 0 .42 ) 7 .10
R-6 shares
2024(b) 6 .25 0 .22 0 .35 0 .57 ( 0 .22 ) ( 0 .22 ) 6 .60
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96
2019 7 .06 0 .41 0 .06 0 .47 ( 0 .43 ) ( 0 .43 ) 7 .10

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .80% (c) ,(d) $ 416,068 0 .92% (e) 6 .17% (e) 38 .5% (e)
6 .31 (d) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (d) 426,999 0 .91 4 .74 33 .1
9 .64 (d) 539,969 0 .91 4 .44 63 .0
3 .39 (d) 513,993 0 .91 5 .22 77 .7
6 .36 (d) 615,367 0 .94 5 .40 49 .8
8 .39 (c) ,(d) 27,894 1 .76 (e) 5 .33 (e) 38 .5 (e)
5 .37 (d) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (d) 39,928 1 .69 3 .94 33 .1
8 .87 (d) 62,973 1 .64 3 .74 63 .0
2 .74 (d) 118,320 1 .65 4 .51 77 .7
5 .52 (d) 170,730 1 .67 4 .72 49 .8
9 .06 (c) 1,300,790 0 .61 (e) ,(f) 6 .48 (e) 38 .5 (e)
6 .55 1,183,194 0 .61 (f) 6 .03 28 .0
( 9 .50 ) (g) 1,140,046 0 .61 (f) 5 .04 33 .1
10 .05 (g) 1,535,963 0 .61 (f) 4 .73 63 .0
3 .73 1,379,657 0 .61 (f) 5 .51 77 .7
6 .76 1,496,764 0 .61 (f) 5 .75 49 .8
9 .10 (c) 769,629 0 .52 (e) 6 .57 (e) 38 .5 (e)
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (g) 557,144 0 .52 5 .12 33 .1
10 .15 (g) 757,781 0 .52 (f) 4 .84 63 .0
3 .82 971,122 0 .52 (f) 5 .57 77 .7
6 .86 688,121 0 .52 (f) 5 .81 49 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2024(b) $ 7.09 $ 0.09 $ 0.16 $ 0.25 ( $ 0.25) $ – ( $ 0.25) $ 7.09
2023 7.63 0.25 (0.33) (0.08) (0.46) – (0.46) 7.09
2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31
2020 8.22 0.05 0.62 0.67 (0.06) – (0.06) 8.83
2019 7.96 0.08 0.49 0.57 (0.31) – (0.31) 8.22
Institutional shares
2024(b) 7.54 0.12 0.16 0.28 (0.28) – (0.28) 7.54
2023 8.09 0.30 (0.36) (0.06) (0.49) – (0.49) 7.54
2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09
2021 9.29 0.29 0.30 0.59 (0.05) – (0.05) 9.83
2020 8.63 0.10 0.66 0.76 (0.10) – (0.10) 9.29
2019 8.33 0.15 0.51 0.66 (0.36) – (0.36) 8.63
R-1 shares
2024(b) 6.93 0.07 0.15 0.22 (0.21) – (0.21) 6.94
2023 7.44 0.21 (0.33) (0.12) (0.39) – (0.39) 6.93
2022 9.10 0.49 (1.55) (1.06) (0.31) (0.29) (0.60) 7.44
2021 8.65 0.21 0.26 0.47 (0.02) – (0.02) 9.10
2020 8.06 0.02 0.62 0.64 (0.05) – (0.05) 8.65
2019 7.81 0.08 0.47 0.55 (0.30) – (0.30) 8.06
R-3 shares
2024(b) 7.13 0.08 0.15 0.23 (0.23) – (0.23) 7.13
2023 7.67 0.22 (0.31) (0.09) (0.45) – (0.45) 7.13
2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) (0.62) 7.67
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34
2020 8.25 0.05 0.62 0.67 (0.06) – (0.06) 8.86
2019 7.98 0.10 0.49 0.59 (0.32) – (0.32) 8.25
R-4 shares
2024(b) 7.25 0.12 0.13 0.25 (0.18) – (0.18) 7.32
2023 7.78 0.26 (0.34) (0.08) (0.45) – (0.45) 7.25
2022 9.50 0.53 (1.59) (1.06) (0.37) (0.29) (0.66) 7.78
2021 8.99 0.20 0.35 0.55 (0.04) – (0.04) 9.50
2020 8.37 0.06 0.63 0.69 (0.07) – (0.07) 8.99
2019 8.09 0.12 0.49 0.61 (0.33) – (0.33) 8.37
R-5 shares
2024(b) 7.35 0.10 0.16 0.26 (0.23) – (0.23) 7.38
2023 7.90 0.27 (0.35) (0.08) (0.47) – (0.47) 7.35
2022 9.62 0.54 (1.60) (1.06) (0.37) (0.29) (0.66) 7.90
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62
2020 8.46 0.07 0.65 0.72 (0.08) – (0.08) 9.10
2019 8.18 0.12 0.50 0.62 (0.34) – (0.34) 8.46

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.42% (c),(d) $ 11,985 0.81% (e),(f) 0.83% (e),(g) 2.38% (e) 146.2% (e)
(1.18) (d) 13,956 0.78 (f) 0.80 (g) 3.37 106.3
(11.90) (d) 18,034 0.73 (f) 0.75 (g) 6.29 108.3
5.85 (d) 16,550 0.85 (f) 0.87 (g) 3.04 67.7
8.15 (d) 9,826 1.03 (f) 1.06 (g) 0.55 80.9
7.37 (d) 6,177 1.18 (f) 1.27 (g) 1.00 68.4
3.62 (c) 1,865,984 0.40 (e) – 3.05 (e) 146.2 (e)
(0.86) 1,447,786 0.40 – 3.78 106.3
(11.61) 1,616,313 0.39 – 6.34 108.3
6.33 1,471,415 0.39 – 3.03 67.7
8.83 1,745,470 0.39 – 1.11 80.9
8.15 1,720,548 0.39 – 1.82 68.4
3.16 (c) 562 1.27 (e) – 1.90 (e) 146.2 (e)
(1.70) 670 1.27 – 2.94 106.3
(12.36) (h) 663 1.27 – 5.92 108.3
5.37 (h) 1,258 1.27 – 2.33 67.7
7.93 1,427 1.26 – 0.22 80.9
7.29 1,009 1.27 – 0.96 68.4
3.20 (c) 4,627 0.96 (e) – 2.35 (e) 146.2 (e)
(1.31) 4,708 0.96 – 3.00 106.3
(12.09) 6,749 0.96 – 5.90 108.3
5.80 7,120 0.96 – 2.76 67.7
8.17 8,491 0.95 – 0.58 80.9
7.64 6,836 0.96 – 1.22 68.4
3.38 (c) 1,508 0.77 (e) – 3.12 (e) 146.2 (e)
(1.10) 1,360 0.77 – 3.43 106.3
(11.95) 4,051 0.77 – 6.17 108.3
6.09 5,912 0.77 – 2.17 67.7
8.32 1,780 0.76 – 0.70 80.9
7.82 1,327 0.77 – 1.49 68.4
3.53 (c) 1,752 0.65 (e) – 2.66 (e) 146.2 (e)
(1.14) 3,492 0.65 – 3.48 106.3
(11.83) 4,251 0.65 – 6.26 108.3
6.16 4,114 0.65 – 3.06 67.7
8.56 4,592 0.64 – 0.82 80.9
7.82 2,679 0.65 – 1.43 68.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2024(b) $ 12 .01 $ 0 .14 $ 2 .26 $ 2 .40 ( $ 0 .40 ) $ – ( $ 0 .40 ) $ 14 .01
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
2019 14 .17 0 .33 1 .42 1 .75 ( 0 .32 ) ( 0 .66 ) ( 0 .98 ) 14 .94
R-1 shares
2024(b) 11 .95 0 .11 2 .22 2 .33 ( 0 .30 ) – ( 0 .30 ) 13 .98
2023 11 .18 0 .27 0 .75 1 .02 ( 0 .25 ) – ( 0 .25 ) 11 .95
2022 18 .31 0 .30 ( 5 .22 ) ( 4 .92 ) ( 0 .27 ) ( 1 .94 ) ( 2 .21 ) 11 .18
2021 15 .11 0 .29 3 .89 4 .18 ( 0 .09 ) ( 0 .89 ) ( 0 .98 ) 18 .31
2020 14 .85 0 .10 0 .40 0 .50 ( 0 .24 ) – ( 0 .24 ) 15 .11
2019 14 .06 0 .22 1 .42 1 .64 ( 0 .19 ) ( 0 .66 ) ( 0 .85 ) 14 .85
R-3 shares
2024(b) 11 .99 0 .12 2 .25 2 .37 ( 0 .32 ) – ( 0 .32 ) 14 .04
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
2019 14 .11 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .66 ) ( 0 .90 ) 14 .89
R-4 shares
2024(b) 12 .01 0 .14 2 .24 2 .38 ( 0 .33 ) – ( 0 .33 ) 14 .06
2023 11 .24 0 .27 0 .82 1 .09 ( 0 .32 ) – ( 0 .32 ) 12 .01
2022 18 .40 0 .37 ( 5 .24 ) ( 4 .87 ) ( 0 .35 ) ( 1 .94 ) ( 2 .29 ) 11 .24
2021 15 .17 0 .38 3 .90 4 .28 ( 0 .16 ) ( 0 .89 ) ( 1 .05 ) 18 .40
2020 14 .90 0 .18 0 .40 0 .58 ( 0 .31 ) – ( 0 .31 ) 15 .17
2019 14 .14 0 .30 1 .41 1 .71 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 14 .90
R-5 shares
2024(b) 12 .02 0 .15 2 .24 2 .39 ( 0 .37 ) – ( 0 .37 ) 14 .04
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
2019 14 .12 0 .31 1 .42 1 .73 ( 0 .28 ) ( 0 .66 ) ( 0 .94 ) 14 .91
R-6 shares
2024(b) 12 .01 0 .16 2 .24 2 .40 ( 0 .41 ) – ( 0 .41 ) 14 .00
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19
2019 14 .17 0 .36 1 .40 1 .76 ( 0 .33 ) ( 0 .66 ) ( 0 .99 ) 14 .94

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .13% (c) $ 48,099 0 .80% (d) ,(e) ,(f) 2 .13% (d) 55 .9% (d)
10 .06 88,447 0 .92 (e) ,(g) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (e) 2 .93 60 .5
29 .33 133,135 0 .90 (e) 2 .43 55 .0
4 .14 100,695 0 .90 (e) 1 .48 68 .4
14 .09 114,993 0 .92 (e) 2 .38 71 .0
19 .65 (c) 1,360 1 .58 (d) ,(f) 1 .57 (d) 55 .9 (d)
9 .19 1,049 1 .71 (g) 2 .14 65 .8
( 30 .39 ) 944 1 .65 2 .14 60 .5
28 .31 (h) 1,369 1 .67 1 .61 55 .0
3 .41 (h) 1,168 1 .67 (e) 0 .64 68 .4
13 .14 1,701 1 .72 (e) 1 .63 71 .0
19 .88 (c) 1,057 1 .27 (d) ,(f) 1 .77 (d) 55 .9 (d)
9 .50 969 1 .40 (g) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
3 .71 2,167 1 .36 (e) 0 .94 68 .4
13 .44 2,906 1 .41 (e) 1 .77 71 .0
19 .99 (c) 347 1 .08 (d) ,(f) 2 .03 (d) 55 .9 (d)
9 .73 285 1 .21 (g) 2 .19 65 .8
( 30 .04 ) 1,867 1 .15 2 .65 60 .5
29 .05 2,623 1 .17 2 .11 55 .0
3 .85 3,110 1 .17 (e) 1 .24 68 .4
13 .71 3,285 1 .22 (e) 2 .20 71 .0
20 .09 (c) 2,530 0 .96 (d) ,(f) 2 .16 (d) 55 .9 (d)
9 .81 2,058 1 .09 (g) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (h) 755 1 .05 2 .21 55 .0
3 .99 (h) 1,493 1 .05 (e) 1 .32 68 .4
13 .90 1,932 1 .10 (e) 2 .27 71 .0
20 .15 (c) 254,416 0 .70 (d) ,(e) ,(f) 2 .43 (d) 55 .9 (d)
10 .09 180,658 0 .82 (e) ,(g) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (e) 3 .06 60 .5
29 .47 204,338 0 .79 (e) 2 .51 55 .0
4 .22 173,218 0 .79 (e) 1 .58 68 .4
14 .19 215,444 0 .82 (e) 2 .57 71 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2024(b) $ 14.77 ( $ 0.02) $ 3.32 $ 3.30 $ – ( $ 1.04) ( $ 1.04) $ 17.03
2023 14.20 (0.05) 2.14 2.09 – (1.52) (1.52) 14.77
2022 23.75 (0.08) (6.95) (7.03) – (2.52) (2.52) 14.20
2021 18.39 (0.11) 6.91 6.80 – ( 1 .44) (1.44) 23.75
2020 15.59 (0.07) 4.15 4.08 – (1.28) (1.28) 18.39
2019 15.08 (0.05) 2.26 2.21 – (1.70) (1.70) 15.59
Class J shares
2024(b) 11.25 (0.01) 2.52 2.51 – (1.04) (1.04) 12.72
2023 11.17 (0.02) 1.62 1.60 – (1.52) (1.52) 11.25
2022 19.22 (0.04) (5.49) (5.53) – ( 2 .52) (2.52) 11.17
2021 15.10 (0.06) 5.62 5.56 – (1.44) (1.44) 19.22
2020 13.00 (0.03) 3.41 3.38 – (1.28) (1.28) 15.10
2019 12.86 – 1.85 1.85 (0.01) (1.70) (1.71) 13.00
Institutional shares
2024(b) 15.82 0.01 3.55 3.56 – (1.04) (1.04) 18.34
2023 15.05 (0.01) 2.30 2.29 – (1.52) (1.52) 15.82
2022 24.95 (0.03) (7.35) (7.38) – (2.52) (2.52) 15.05
2021 19.20 (0.05) 7.24 7.19 – (1.44) (1.44) 24.95
2020 16.18 (0.02) 4.32 4.30 – (1.28) (1.28) 19.20
2019 15.55 0.02 2.33 2.35 (0.02) (1.70) (1.72) 16.18
R-1 shares
2024(b) 11.56 (0.05) 2.59 2.54 – (1.04) (1.04) 13.06
2023 11.51 (0.09) 1.66 1.57 – (1.52) (1.52) 11.56
2022 19.83 (0.14) (5.66) (5.80) – (2.52) (2.52) 11.51
2021 15.64 (0.18) 5.81 5.63 – (1.44) (1.44) 19.83
2020 13.50 (0.13) 3.55 3.42 – (1.28) (1.28) 15.64
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22.86% (c),(d) $ 498,951 0.95% (e),(f) – % (0.28) % (e) 25.1% (e)
16.90 (d) ,(g) 423,684 1.00 (f) – (0.37) 26.5
(32.72) (d) 389,907 0.96 (f) – (0.46) 28.4
38.72 (d) 632,010 0.95 (f) – (0.51) 23.1
27.86 (d) 487,128 0.99 (f) – (0.43) 33.6
17.51 (d),(h) 414,599 1.00 (f) – (0.37) 28.1
22.99 (c),(d) 388,651 0.78 (e) ,(i) 0.81 (e),(j) (0.11) (e) 25.1 (e)
17.11 (d),(g) 319,716 0.80 (i) 0.84 (j) (0.17) 26.5
(32.65) (d),(h) 269,806 0.79 (i) 0.83 (j) (0.29) 28.4
39.03 (d),(h) 445,587 0.78 (i) 0.82 (j) (0.34) 23.1
28.03 (d) 331,514 0.80 (i) 0.85 (j) (0.23) 33.6
17.85 (d) 274,328 0.82 (i) 0.87 (j) (0.01) 28.1
22.99 (c) 803,148 0.66 (e),(f) – 0.10 (e) 25.1 (e)
17.31 (g) 2,516,629 0.68 (f) – (0.05) 26.5
(32.53) 2,371,763 0.68 (f) – (0.18) 28.4
39.14 3,460,761 0.67 (f) – (0.23) 23.1
28.23 2,630,670 0.68 (f) – (0.11) 33.6
18.02 2,366,040 0.68 (f) – 0.15 28.1
22.61 (c) 10,937 1.47 (e),(f) – (0.80) (e) 25.1 (e)
16.26 (g) 9,023 1.47 (f) – (0.84) 26.5
(33.05) (h) 8,728 1.47 (f) – (0.97) 28.4
38.07 (h) 14,313 1.46 (f) – (1.02) 23.1
27.22 11,345 1.47 (f) – (0.90) 33.6
17.12 10,940 1.47 (f) – (0.64) 28.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2024(b) $ 13 .11 ( $ 0 .04 ) $ 2 .94 $ 2 .90 $ – ( $ 1 .04 ) ( $ 1 .04 ) $ 14 .97
2023 12 .80 ( 0 .07 ) 1 .90 1 .83 – ( 1 .52 ) ( 1 .52 ) 13 .11
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) – ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
R-4 shares
2024(b) 13 .72 ( 0 .02 ) 3 .07 3 .05 – ( 1 .04 ) ( 1 .04 ) 15 .73
2023 13 .30 ( 0 .04 ) 1 .98 1 .94 – ( 1 .52 ) ( 1 .52 ) 13 .72
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
R-5 shares
2024(b) 14 .73 ( 0 .01 ) 3 .31 3 .30 – ( 1 .04 ) ( 1 .04 ) 16 .99
2023 14 .15 ( 0 .03 ) 2 .13 2 .10 – ( 1 .52 ) ( 1 .52 ) 14 .73
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
R-6 shares
2024(b) 15 .85 0 .01 3 .57 3 .58 – ( 1 .04 ) ( 1 .04 ) 18 .39
2023 15 .07 0 .01 2 .29 2 .30 – ( 1 .52 ) ( 1 .52 ) 15 .85
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .69% (c) $ 73,182 1 .16% (d) ,(e) ( 0 .49 ) % (d) 25 .1% (d)
16 .69 (f) 63,841 1 .16 (e) ( 0 .53 ) 26 .5
( 32 .85 ) (g) 58,977 1 .16 (e) ( 0 .66 ) 28 .4
38 .54 (g) 102,793 1 .15 (e) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (e) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (e) ( 0 .31 ) 28 .1
22 .78 (c) 45,024 0 .97 (d) ,(e) ( 0 .29 ) (d) 25 .1 (d)
16 .93 (f) 46,894 0 .97 (e) ( 0 .33 ) 26 .5
( 32 .71 ) 47,601 0 .97 (e) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (e) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (e) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (e) ( 0 .14 ) 28 .1
22 .92 (c) 138,146 0 .85 (d) ,(e) ( 0 .17 ) (d) 25 .1 (d)
17 .04 (f) 148,543 0 .85 (e) ( 0 .21 ) 26 .5
( 32 .64 ) 158,035 0 .85 (e) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (e) ( 0 .40 ) 23 .1
28 .04 (g) 296,527 0 .85 (e) ( 0 .27 ) 33 .6
17 .72 (g) 293,297 0 .85 (e) ( 0 .01 ) 28 .1
23 .07 (c) 7,721,313 0 .59 (d) ,(e) 0 .08 (d) 25 .1 (d)
17 .36 (f) 6,955,555 0 .59 (e) 0 .04 26 .5
( 32 .47 ) 6,257,991 0 .59 (e) ( 0 .09 ) 28 .4
39 .24 (g) 9,740,176 0 .59 (e) ( 0 .15 ) 23 .1
28 .42 (g) 7,254,770 0 .59 (e) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (e) 0 .24 28 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2024(b) $ 21.25 $ 0.15 $ 4.20 $ 4.35 ( $ 0.27) ( $ 0.64) ( $ 0.91) $ 24.69
2023 19.91 0.27 1.59 1.86 (0.25) (0.27) (0.52) 21.25
2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67
2020 19.10 0.28 1.46 1.74 (0.32) (0.38) (0.70) 20.14
2019 17.99 0.31 1.92 2.23 (0.28) (0.84) (1.12) 19.10
Class J shares
2024(b) 20.97 0.16 4.14 4.30 (0.29) (0.64) (0.93) 24.34
2023 19.65 0.29 1.56 1.85 (0.26) (0.27) (0.53) 20.97
2022 26.36 0.25 (3.70) (3.45) (0.21) (3.05) (3.26) 19.65
2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36
2020 18.91 0.29 1.44 1 .73 (0.33) (0.38) (0.71) 19.93
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
Institutional shares
2024(b) 21.29 0.18 4.19 4.37 (0.32) (0.64) (0.96) 24.70
2023 19.94 0.33 1.59 1.92 (0.30) (0.27) (0.57) 21.29
2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
2020 19.12 0.33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
2019 18.01 0.36 1.92 2 .28 (0.33) (0.84) (1.17) 19.12
R-1 shares
2024(b) 21.13 0.07 4.17 4.24 (0.13) (0.64) (0.77) 24.60
2023 19.78 0.15 1.59 1.74 (0.12) (0.27) (0.39) 21.13
2022 26.53 0.10 (3.75) (3.65) (0.05) (3.05) (3.10) 19.78
2021 20.05 0.09 7.85 7.94 (0.20) (1.26) (1.46) 26.53
2020 19.00 0.16 1.45 1.61 (0.18) (0.38) (0.56) 20.05
2019 17.87 0.21 1.93 2.14 (0.17) (0.84) (1.01) 19.00
R-3 shares
2024(b) 21.28 0.11 4.21 4.32 (0.21) (0.64) ( 0 .85) 24.75
2023 19.91 0.21 1.60 1.81 (0.17) (0.27) (0.44) 21.28
2022 26.67 0.17 (3.76) ( 3 .59) (0.12) (3.05) (3.17) 19.91
2021 20.15 0.17 7.87 8.04 (0.26) (1.26) (1.52) 26.67
2020 19.11 0 .22 1.46 1.68 (0.26) (0.38) (0.64) 20.15
2019 17.98 0.26 1.93 2.19 (0.22) (0.84) (1.06) 19.11
R-4 shares
2024(b) 21.39 0.14 4.21 4.35 (0.24) (0.64) (0.88) 24.86
2023 20.02 0.25 1.61 1.86 (0.22) (0.27) (0.49) 21.39
2022 26.78 0.21 (3.77) (3.56) (0.15) (3.05) (3.20) 20.02
2021 20.23 0.21 7.91 8.12 (0.31) (1.26) ( 1 .57) 26.78
2020 19.19 0.26 1.46 1.72 (0.30) (0.38) (0.68) 20.23
2019 18.05 0.30 1.94 2.24 (0.26) (0.84) (1.10) 19.19
R-5 shares
2024(b) 21.66 0.15 4.28 4.43 (0.27) (0.64) (0.91) 25.18
2023 20.27 0.28 1.63 1.91 (0.25) (0.27) (0.52) 21.66
2022 27.09 0.24 (3.82) (3.58) (0.19) (3.05) (3.24) 20.27
2021 20.44 0.24 7.99 8.23 (0.32) (1.26) (1.58) 27.09
2020 19.38 0.29 1.47 1.76 (0.32) (0.38) (0.70) 20.44
2019 18.22 0.32 1.96 2.28 (0.28) (0.84) (1.12) 19.38

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20.77% (c),(d) $ 727,899 0.35% (e) – % 1.27% (e) 1.6% (e)
9 .61 (d) 616,516 0.42 – 1.29 5.9
(14.93) (d) 544,686 0.40 – 1.10 3.7
42.29 (d) 651,354 0.40 – 1.00 3.8
9.23 (d) 465,384 0.42 – 1.45 6.0
13.84 (d) 435,070 0.46 – 1.73 3.2
20.81 (c),(d) 1,094,433 0.29 (e),(f) 0.31 (e) ,(g) 1.33 (e) 1.6 (e)
9.71 (d) 892,669 0.34 (f) 0.36 (g) 1.37 5.9
(14.87) (d) 810,657 0.34 (f) 0.36 (g) 1.15 3.7
42.31 (d) 970,126 0.35 (f) 0.37 (g) 1.06 3.8
9.29 (d) 691,249 0.36 (f) 0.39 (g) 1.52 6.0
13.95 (d) 691,045 0.38 (f) 0.41 (g) 1.82 3.2
20.87 (c) 4,877,435 0.12 (e) – 1.50 (e) 1.6 (e)
9.93 4,143,385 0.16 – 1.55 5.9
(14.73) 3,639,186 0.16 – 1.34 3.7
42.61 4,069,356 0.17 – 1.27 3.8
9.51 3,986,295 0.17 – 1.71 6.0
14.18 4,175,228 0.17 – 2.02 3.2
20.34 (c) 14,569 0.99 (e) – 0.62 (e) 1 .6 (e)
9.01 11,582 1.02 – 0.69 5.9
(15.49) 11,720 1 .03 – 0.45 3.7
41.38 17,742 1.03 – 0.36 3.8
8.58 11,726 1.03 – 0.85 6.0
13.21 14,258 1.03 – 1.17 3.2
20.56 (c) 155,070 0.68 (e) – 0.94 (e) 1.6 (e)
9.32 136,914 0.71 – 1.00 5.9
(15.21) 133,978 0.72 – 0.77 3.7
41.78 192,913 0.72 – 0.70 3.8
8.92 167,324 0.72 – 1.16 6.0
13.54 181,254 0.72 – 1.48 3.2
20.65 (c) 124,714 0.49 (e) – 1.13 (e) 1.6 (e)
9.55 103,145 0.52 – 1.19 5.9
(15.06) (h) 105,613 0.53 – 0.96 3.7
42.09 (h) 135,073 0.53 – 0.90 3.8
9.09 132,402 0.53 – 1.35 6.0
13.80 142,497 0.53 – 1.67 3.2
20.73 (c) 271,947 0.37 (e) – 1.25 (e) 1.6 (e)
9.67 238,426 0.40 – 1.31 5.9
(14.94) 256,634 0.41 – 1.08 3.7
42.22 327,673 0.41 – 0.99 3.8
9.21 244,545 0.41 – 1.48 6.0
13.95 297,495 0.41 – 1.80 3.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2024(b) $ 16.27 $ 0.12 $ 2.59 $ 2.71 ( $ 0.23) ( $ 0.31) ( $ 0.54) $ 18.44
2023 18.01 0.22 (0.29) (0.07) (0.24) (1.43) (1.67) 16.27
2022 20.70 0.21 (1.16) (0.95) (0.14) (1.60) (1.74) 18.01
2021 14.67 0.15 6 .10 6.25 (0.22) – (0.22) 20.70
2020 16.98 0.21 (1.47) (1.26) (0.31) (0.74) (1.05) 14.67
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
Institutional shares
2024(b) 16.63 0.15 2.64 2.79 (0.28) (0.31) (0.59) 18.83
2023 18.36 0.28 (0.29) (0.01) (0.29) (1.43) (1.72) 16.63
2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
R-1 shares
2024(b) 16.48 0.07 2.63 2.70 (0.13) (0.31) (0.44) 18.74
2023 18.21 0.13 (0.29) (0.16) (0.14) (1.43) (1.57) 16.48
2022 20.93 0.10 (1.18) (1.08) (0.04) (1.60) (1.64) 18.21
2021 14.83 0.04 6 .17 6.21 (0.11) – (0.11) 20.93
2020 17.13 0.13 (1.48) (1.35) (0.21) (0.74) (0.95) 14.83
2019 16 .91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
R-3 shares
2024(b) 17.64 0.11 2.80 2.91 (0.18) (0.31) (0.49) 20.06
2023 19.36 0.19 (0.30) (0.11) (0.18) (1.43) (1.61) 17.64
2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) ( 1 .69) 19.36
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
R-4 shares
2024(b) 16.60 0.12 2.63 2.75 (0.21) (0.31) (0.52) 18.83
2023 18.32 0.21 (0.28) (0.07) (0.22) (1.43) (1.65) 16.60
2022 21.04 0.19 (1.19) (1.00) (0.12) (1.60) (1.72) 18.32
2021 14.90 0.14 6.20 6.34 (0.20) – (0.20) 21.04
2020 17.23 0.21 (1.50) (1.29) (0.30) (0.74) (1.04) 14.90
2019 17.01 0.32 1.43 1.75 (0.22) (1.31) (1.53) 17.23
R-5 shares
2024(b) 16.80 0.13 2.66 2.79 (0.24) (0.31) (0.55) 19.04
2023 18.52 0.23 (0.28) (0.05) (0.24) (1.43) (1.67) 16.80
2022 21.22 0.22 (1.20) (0.98) (0.12) (1.60) (1.72) 18.52
2021 15.04 0.16 6.25 6.41 (0.23) – (0.23) 21.22
2020 17.38 0.23 (1.50) (1.27) (0.33) (0.74) (1.07) 15.04
2019 17.15 0.34 1.44 1.78 (0.24) (1.31) (1.55) 17.38

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.84% (c),(d) $ 83,955 0.97% (e),(f) 1.05% (e),(g) 1.40% (e) 36.5% (e)
(0.46) (d) 76,888 1.00 (f) 1.09 (g) 1.31 44.9
(4.80) (d) 82,605 0.97 (f) 1.06 (g) 1.13 42.6
42.96 (d) 84,871 0.98 (f) 1.07 (g) 0.82 46.3
(8.14) (d) 62,003 1.04 (f) 1.14 (g) 1.39 54.6
12.14 (d) 74,483 1.06 (f) 1.15 (g) 1.97 51.5
16.98 (c) 3,244,415 0.71 (e),(h) – 1.63 (e) 36.5 (e)
(0.13) 2,556,406 0.72 (h) – 1.59 44.9
(4.56) 2,634,970 0.70 (h) – 1.39 42.6
43.27 3,457,999 0.70 (h) – 1.07 46.3
(7.82) 1,754,898 0.72 (h) – 1.72 54.6
12.53 2,065,317 0.72 (h) – 2.30 51.5
16.50 (c) 4,195 1.58 (e),(h) – 0.77 (e) 36.5 (e)
(0.99) 3,475 1.58 (h) – 0.73 44.9
(5.41) 4,060 1.57 (h) – 0.53 42.6
42.06 4,000 1.58 (h) – 0.22 46.3
(8.58) 2,889 1.59 (h) – 0.85 54.6
11.53 4,436 1.59 (h) – 1.44 51.5
16.62 (c) 6,875 1.27 (e),(h) – 1.08 (e) 36.5 (e)
(0.67) 5,941 1.27 (h) – 1.04 44.9
(5.11) 6,078 1.26 (h) – 0.83 42.6
42.56 7,133 1.27 (h) – 0.52 46.3
(8.36) 4,056 1.28 (h) – 1.16 54.6
11.90 5,695 1.28 (h) – 1.77 51.5
16.75 (c) 1,176 1.08 (e),(h) – 1.30 (e) 36.5 (e)
(0.48) 1,123 1.08 (h) – 1.21 44.9
(4.97) 1,934 1.07 (h) – 1.01 42.6
42.86 2,599 1.08 (h) – 0.72 46.3
(8.19) 1,866 1.09 (h) – 1.34 54.6
12.09 4,028 1.09 (h) – 1.98 51.5
16.78 (c) 6,074 0.96 (e),(h) – 1.41 (e) 36.5 (e)
(0.34) 5,618 0.96 (h) – 1.34 44.9
(4.81) 5,432 0.95 (h) – 1.15 42.6
42.94 8,722 0.96 (h) – 0.84 46.3
(8.05) 6,935 0.97 (h) – 1.47 54.6
12.22 10,455 0.97 (h) – 2.11 51.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2024(b) $ 31.74 $ 0.03 $ 7.31 $ 7.34 $ – ( $ 0.95) ( $ 0.95) $ 38.13
2023 30.71 (0.10) 2.12 2.02 – (0.99) (0.99) 31.74
2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42 .87
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) (1.39) 30.19
2019 26.24 0.01 6.64 6.65 – (2.74) (2.74) 30.15
Class C shares
2024(b) 26.69 (0.11) 6.14 6.03 – (0.95) (0.95) 31.77
2023 26.19 (0.31) 1.80 1.49 – (0.99) (0.99) 26.69
2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
2019 23.77 (0.16) 5.90 5.74 – (2.74) (2.74) 26.77
Class J shares
2024(b) 30.43 0.05 7.01 7.06 – ( 0 .95) (0.95) 36.54
2023 29.44 (0.05) 2.03 1.98 – (0.99) (0.99) 30.43
2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
2019 25.30 0.05 6.38 6.43 – ( 2 .74) (2.74) 28.99
Institutional shares
2024(b) 33.08 0.07 7.62 7.69 (0.01) (0.95) (0.96) 39.81
2023 31.88 (0.01) 2.20 2.19 – (0.99) (0.99) 33.08
2022 44.26 – (9.05) (9.05) – (3.33) (3.33) 31.88
2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) (1.47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
R-1 shares
2024(b) 28.04 (0.07) 6.45 6.38 – (0.95) (0.95) 33.47
2023 27.37 (0.24) 1.90 1.66 – (0.99) (0.99) 28.04
2022 38.77 (0.24) (7.83) (8.07) – (3.33) (3.33) 27.37
2021 27.47 (0.35) 12.04 11.69 – (0.39) (0.39) 38.77
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23.26% (c),(d) $ 1,775,980 0.92% (e) – % 0.14% (e) 6.3% (e)
6.62 (d) 1,590,186 0 .95 – (0.30) 10.1
(22.25) (d) 1,591,916 0.94 – (0.27) 14.1
43.63 (d) 2,198,683 0.93 – (0.50) 12.4
4.83 (d) 1,607,917 0.95 – (0.04) 13.9
29.21 (d) 1,645,317 0.98 – 0.05 13.6
22.75 (c),(d) 33,132 1.78 (e) – (0.72) (e) 6.3 (e)
5.71 (d) 29,926 1.78 – (1.13) 10.1
(22.84) (d) 40,097 1.72 – (1.06) 14.1
42.62 (d) 72,682 1.67 – (1.21) 12.4
4.02 (d) 158,906 1.69 – (0.74) 13.9
28.32 (d) 228,866 1.70 – (0.67) 13.6
23.35 (c),(d) 352,646 0.78 (e),(f) 0.80 (e),(g) 0.27 (e) 6.3 (e)
6.78 (d) 293,360 0.80 (f) 0.82 (g) (0.16) 10.1
(22.13) (d) 292,151 0.79 (f) 0.81 (g) (0.12) 14.1
43.85 (d),(h) 407,907 0.78 (f) 0.80 (g) (0.34) 12.4
4.98 (d),(h) 310,404 0.79 (f) 0.82 (g) 0.12 13.9
29.45 (d) 325,426 0.83 (f) 0.86 (g) 0.21 13.6
23.40 (c) 11,520,478 0.66 (e) – 0.37 (e) 6.3 (e)
6.92 9,079,129 0.68 – (0.04) 10.1
(22.05) (h) 10,110,818 0.67 (i) – 0.00 14.1
44.03 (h) 15,790,247 0.67 (i) – (0.24) 12.4
5.08 12,106,903 0.69 (i) – 0.21 13.9
29.61 12,070,133 0.70 (i) – 0.34 13.6
22.90 (c) 98,262 1.46 (e) – (0.41) (e) 6.3 (e)
6.10 81,144 1.46 – (0.82) 10.1
(22.67) 83,862 1.46 – (0.79) 14.1
42.92 116,642 1.46 – (1.02) 12.4
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2024(b) $ 30 .58 ( $ 0 .02 ) $ 7 .05 $ 7 .03 $ – ( $ 0 .95 ) ( $ 0 .95 ) $ 36 .66
2023 29 .68 ( 0 .16 ) 2 .05 1 .89 – ( 0 .99 ) ( 0 .99 ) 30 .58
2022 41 .63 ( 0 .16 ) ( 8 .46 ) ( 8 .62 ) – ( 3 .33 ) ( 3 .33 ) 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
2019 25 .68 ( 0 .04 ) 6 .48 6 .44 – ( 2 .74 ) ( 2 .74 ) 29 .38
R-4 shares
2024(b) 32 .43 0 .02 7 .46 7 .48 – ( 0 .95 ) ( 0 .95 ) 38 .96
2023 31 .36 ( 0 .11 ) 2 .17 2 .06 – ( 0 .99 ) ( 0 .99 ) 32 .43
2022 43 .71 ( 0 .11 ) ( 8 .91 ) ( 9 .02 ) – ( 3 .33 ) ( 3 .33 ) 31 .36
2021 30 .78 ( 0 .20 ) 13 .52 13 .32 – ( 0 .39 ) ( 0 .39 ) 43 .71
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
2019 26 .66 0 .01 6 .77 6 .78 – ( 2 .74 ) ( 2 .74 ) 30 .70
R-5 shares
2024(b) 32 .31 0 .04 7 .44 7 .48 – ( 0 .95 ) ( 0 .95 ) 38 .84
2023 31 .21 ( 0 .07 ) 2 .16 2 .09 – ( 0 .99 ) ( 0 .99 ) 32 .31
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
2019 26 .50 0 .05 6 .72 6 .77 – ( 2 .74 ) ( 2 .74 ) 30 .53
R-6 shares
2024(b) 33 .13 0 .09 7 .63 7 .72 ( 0 .04 ) ( 0 .95 ) ( 0 .99 ) 39 .86
2023 31 .90 0 .01 2 .21 2 .22 – ( 0 .99 ) ( 0 .99 ) 33 .13
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05
2019 26 .83 0 .13 6 .80 6 .93 ( 0 .05 ) ( 2 .74 ) ( 2 .79 ) 30 .97

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .13% (c) $ 48,308 1 .15% (d) ( 0 .10 ) % (d) 6 .3% (d)
6 .41 40,789 1 .15 ( 0 .51 ) 10 .1
( 22 .42 ) 44,432 1 .15 ( 0 .49 ) 14 .1
43 .32 (e) 73,376 1 .15 ( 0 .71 ) 12 .4
4 .61 (e) 66,616 1 .15 ( 0 .22 ) 13 .9
29 .01 83,961 1 .16 ( 0 .14 ) 13 .6
23 .20 (c) 53,394 0 .96 (d) 0 .09 (d) 6 .3 (d)
6 .61 45,069 0 .96 ( 0 .32 ) 10 .1
( 22 .25 ) 48,916 0 .96 ( 0 .30 ) 14 .1
43 .61 81,569 0 .96 ( 0 .52 ) 12 .4
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
29 .23 76,985 0 .97 0 .02 13 .6
23 .29 (c) 259,374 0 .84 (d) 0 .21 (d) 6 .3 (d)
6 .74 219,018 0 .84 ( 0 .21 ) 10 .1
( 22 .16 ) 296,351 0 .84 ( 0 .17 ) 14 .1
43 .76 (e) 427,065 0 .84 ( 0 .40 ) 12 .4
4 .93 (e) 325,105 0 .84 0 .09 13 .9
29 .39 387,741 0 .85 0 .19 13 .6
23 .45 (c) 8,900,345 0 .59 (d) 0 .45 (d) 6 .3 (d)
7 .01 6,835,701 0 .60 (f) 0 .04 10 .1
( 21 .98 ) 5,989,509 0 .59 (f) 0 .09 14 .1
44 .13 5,220,374 0 .59 (f) ( 0 .15 ) 12 .4
5 .20 4,054,486 0 .60 (f) 0 .29 13 .9
29 .71 2,431,236 0 .60 (f) 0 .45 13 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2024(b) $ 5.46 ( $ 0.01) $ 1.00 $ 0.99 $ – $ – $ 6.45
2023 5.77 (0.02) (0.29) (0.31) – – 5.46
2022 10 .74 (0.03) (2.79) (2.82) (2.15) (2.15) 5.77
2021 8.39 (0.03) 3.63 3.60 (1.25) (1.25) 10.74
2020 6.40 (0.04) 2.39 2.35 (0.36) (0.36) 8.39
2019 7.05 (0.03) 0.49 0.46 (1.11) (1.11) 6.40
Institutional shares
2024(b) 8.23 (0.01) 1.52 1.51 – – 9.74
2023 8.69 (0.01) (0.45) (0.46) – – 8.23
2022 14.99 (0.03) (4.12) (4.15) (2.15) (2.15) 8.69
2021 11.30 (0.03) 4.97 4.94 (1.25) (1.25) 14.99
2020 8.48 (0.04) 3.22 3.18 (0.36) (0.36) 11.30
2019 8.92 (0.02) 0.69 0.67 (1.11) (1.11) 8.48
R-1 shares
2024(b) 5.59 (0.03) 1.02 0.99 – – 6.58
2023 5.94 (0.06) (0.29) (0.35) – – 5.59
2022 11.05 (0.08) (2.88) (2.96) (2.15) (2.15) 5.94
2021 8.66 (0.10) 3.74 3.64 (1.25) (1.25) 11.05
2020 6.63 (0.09) 2.48 2.39 (0.36) (0.36) 8.66
2019 7.29 (0.07) 0.52 0.45 (1.11) (1.11) 6.63
R-3 shares
2024(b) 7.22 (0.03) 1.33 1.30 – – 8.52
2023 7.66 (0.05) (0.39) (0.44) – – 7.22
2022 13.55 (0.07) (3.67) (3.74) (2.15) (2.15) 7.66
2021 10.35 (0.09) 4.54 4.45 (1.25) (1.25) 13.55
2020 7.84 (0.07) 2.94 2.87 (0.36) (0.36) 10.35
2019 8.37 (0.06) 0.64 0.58 (1.11) (1.11) 7.84
R-4 shares
2024(b) 7.99 (0.02) 1.46 1.44 – – 9.43
2023 8.45 (0.04) (0.42) (0.46) – – 7.99
2022 14.68 (0.06) (4.02) (4.08) (2.15) (2.15) 8.45
2021 11.12 (0.07) 4.88 4.81 (1.25) (1.25) 14.68
2020 8.38 (0.06) 3.16 3.10 (0.36) (0.36) 11.12
2019 8.85 (0.05) 0.69 0.64 (1.11) (1.11) 8.38
R-5 shares
2024(b) 8.54 (0.02) 1.57 1.55 – – 10.09
2023 9.02 (0.03) (0.45) (0.48) – – 8.54
2022 15.50 (0.05) (4.28) (4.33) (2.15) (2.15) 9.02
2021 11.67 (0.05) 5.13 5.08 (1.25) (1.25) 15.50
2020 8.77 (0.05) 3.31 3.26 (0.36) (0.36) 11.67
2019 9.19 (0.04) 0.73 0.69 (1.11) (1.11) 8.77

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.13% (c),(d) $ 77,531 0.91% (e),(f) 0.93% (e),(g) (0.37) % (e) 145.9% (e)
(5.37) (d) 70,897 0.93 (f) 0.95 (g) (0.33) 181.4
(31.59) (d),(h) 81,825 0.90 (f) 0.92 (g) (0.42) 165.5
45.43 (d),(h) 131,086 0.88 (f) 0 .90 (g) (0.35) 114.5
38.55 (d),(h) 93,209 0.93 (f) 0.96 (g) (0.56) 120.6
10.27 (d) 71,129 0.97 (f) 1.00 (g) (0.46) 104.6
18.35 (c) 109,637 0.75 (e),(i) – (0.22) (e) 145.9 (e)
(5.29) 98,232 0.75 (i) – (0.15) 181.4
(31.50) (h) 125,149 0.75 (i) – (0.26) 165.5
45.74 (h) 149,191 0.75 (i) – (0.24) 114.5
38.77 58,852 0.75 (i) – (0.38) 120.6
10.51 52,324 0.75 (i) – (0.25) 104.6
17.71 (c) 918 1.55 (e) – (1.02) (e) 145.9 (e)
(5.89) 777 1.55 – (0.95) 181.4
(32.06) (h) 881 1.54 – (1.05) 165.5
44.57 (h) 1,740 1.54 – (1.02) 114.5
37.62 1,789 1.55 – (1.19) 120.6
9.71 1,286 1.55 – (1.05) 104.6
18.01 (c) 17,761 1.24 (e) – (0.70) (e) 145.9 (e)
(5.74) 15,596 1.24 – (0.64) 181.4
(31.86) (h) 17,879 1.23 – (0.75) 165.5
45.01 (h) 22,672 1.23 – (0.72) 114.5
38.08 (h) 13,555 1.24 – (0.87) 120.6
10.06 11,187 1.24 – (0.74) 104.6
18.02 (c) 4,955 1.05 (e) – (0.52) (e) 145.9 (e)
(5.44) 4,295 1.05 – (0.45) 181.4
(31.72) (h) 4,709 1.04 – (0.56) 165.5
45.27 (h) 6,759 1.04 – (0.52) 114.5
38.26 4,709 1.05 – (0.68) 120.6
10.20 4,103 1.05 – (0.55) 104.6
18.03 (c),(h) 4,805 0.93 (e) – (0.40) (e) 145.9 (e)
(5.32) 4,137 0.93 – (0.33) 181.4
(31.64) (h) 5,778 0.92 – (0.43) 165.5
45.47 (h) 25,223 0.92 – (0.39) 114.5
38.38 23,760 0.93 – (0.55) 120.6
10.40 22,099 0.93 – (0.43) 104.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2024(b) $ 6.97 ( $ 0.01) $ 1 .38 $ 1.37 ( $ 0.81) ( $ 0.81) $ 7.53
2023 7.29 (0.03) (0.10) (0.13) (0.19) (0.19) 6.97
2022 13.69 (0.05) (2.92) (2.97) (3.43) (3.43) 7.29
2021 10.46 (0.09) 4.12 4.03 (0.80) (0.80) 13.69
2020 9.53 (0.06) 1.98 1.92 (0.99) (0.99) 10.46
2019 9.35 (0.05) 1.37 1.32 (1.14) (1.14) 9.53
Institutional shares
2024(b) 10.25 – 2.05 2.05 (0.81) (0.81) 11.49
2023 10.59 (0.01) (0.14) (0.15) (0.19) (0.19) 10.25
2022 18.18 (0.04) (4.12) (4.16) (3.43) (3.43) 10.59
2021 13.63 (0.08) 5.43 5.35 (0.80) (0.80) 18.18
2020 12.10 (0.04) 2.56 2.52 (0.99) (0.99) 13.63
2019 11.50 (0.02) 1.76 1.74 (1.14) (1.14) 12.10
R-1 shares
2024(b) 6.77 (0.03) 1.33 1.30 (0.81) (0.81) 7.26
2023 7.12 (0.07) (0.09) (0.16) (0.19) (0.19) 6.77
2022 13.51 (0.10) (2.86) (2.96) (3.43) ( 3 .43) 7.12
2021 10.39 (0.17) 4.09 3.92 (0.80) (0.80) 13.51
2020 9.52 (0.11) 1.97 1.86 (0.99) (0.99) 10.39
2019 9.39 (0.10) 1.37 1.27 (1.14) (1.14) 9.52
R-3 shares
2024(b) 8.80 (0.03) 1.75 1 .72 (0.81) (0.81) 9.71
2023 9.17 (0.06) (0.12) (0.18) (0.19) (0.19) 8.80
2022 16.30 (0.10) (3.60) (3.70) (3.43) (3.43) 9.17
2021 12.36 (0.16) 4.90 4.74 (0.80) (0.80) 16.30
2020 11.12 (0.10) 2.33 2.23 (0.99) (0.99) 12.36
2019 10.72 (0.08) 1.62 1.54 (1.14) (1.14) 11.12
R-4 shares
2024(b) 9.39 (0.02) 1.87 1.85 (0.81) (0.81) 10.43
2023 9.75 (0.05) (0.12) (0.17) (0.19) (0.19) 9.39
2022 17.08 (0.09) (3.81) (3.90) (3.43) (3.43) 9.75
2021 12.90 (0.14) 5.12 4.98 (0.80) (0.80) 17.08
2020 11.53 (0.08) 2.44 2.36 (0.99) (0.99) 12.90
2019 11.06 (0.06) 1.67 1.61 (1.14) (1.14) 11.53
R-5 shares
2024(b) 10.18 (0.02) 2.04 2.02 (0.81) (0.81) 11.39
2023 10.54 (0.04) (0.13) (0.17) (0.19) (0.19) 10.18
2022 18.15 (0.08) (4.10) (4.18) (3.43) (3.43) 10.54
2021 13.65 (0.12) 5 .42 5.30 (0.80) (0.80) 18.15
2020 12.14 (0.07) 2.57 2.50 (0.99) (0.99) 13.65
2019 11.56 (0.05) 1.77 1.72 (1.14) (1.14) 12.14

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.98% (c),(d) $ 42,643 1.07% (e),(f) 1.11% (e),(g) (0.35) % (e) 46.8% (e)
(1.76) (d) 36,508 1.13 (f) 1.17 (g) (0 .42) 49.4
(27.12) (d) 38,816 1.14 (f) 1.18 (g) (0.65) 44.0
39.96 (d) 59,567 1.12 (f) 1.17 (g) (0.77) 34.3
21.76 (d) 45,753 1.19 (f) 1.25 (g) (0.65) 50.7
17.48 (d) 41,366 1.27 (f) 1.38 (g) (0.55) 43.2
20.24 (c) 1,210,854 0.79 (e),(h) – (0.07) (e) 46.8 (e)
(1.40) 1,033,488 0.80 (h) – (0.10) 49.4
(26.94) 1,120,495 0.85 (h) – (0.35) 44.0
40.37 1,165,856 0.86 (h) – (0.50) 34.3
22.12 1,127,871 0.87 (h) – (0.33) 50.7
17.93 1,032,306 0.91 (h) – (0.19) 43.2
19.51 (c) 1,306 1.67 (e),(h) – (0.94) (e) 46.8 (e)
(2.24) 1,071 1.68 (h) – (0.97) 49.4
(27.51) 1,248 1.73 (h) – (1.24) 44.0
39.12 1,781 1.74 (h) – (1.38) 34.3
21.09 1,430 1.75 (h) – (1.21) 50.7
16.80 1,438 1.78 (h) – (1.06) 43.2
19.79 (c) 3,040 1.36 (e),(h) – (0.63) (e) 46.8 (e)
(1.95) 2,698 1.37 (h) – (0.66) 49.4
(27.30) 3,568 1.42 (h) – (0.93) 44.0
39.54 5,149 1.43 (h) – (1.09) 34.3
21.41 2,643 1.44 (h) – (0.89) 50.7
17.28 2,913 1.47 (h) – (0.75) 43.2
19.95 (c) 2,153 1.17 (e),(h) – (0.47) (e) 46.8 (e)
(1.73) 1,374 1.18 (h) – (0.48) 49.4
(27.21) 1,379 1.23 (h) – (0.75) 44.0
39.76 2,640 1.24 (h) – (0.89) 34.3
21.80 2,223 1.25 (h) – (0.69) 50.7
17.39 3,004 1.28 (h) – (0.57) 43.2
20.08 (c) 3,471 1.05 (e),(h) – (0.32) (e) 46.8 (e)
(1.60) 2,945 1.06 (h) – (0.36) 49.4
(27.13) 2,520 1.11 (h) – (0.61) 44.0
39.92 5,903 1.12 (h) – (0.76) 34.3
21.87 6,505 1.13 (h) – (0.59) 50.7
17.62 5,527 1.16 (h) – (0.44) 43.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2024(b) $ 18.60 $ 0.15 $ 3.83 $ 3.98 ( $ 0.26) ( $ 0.52) ( $ 0.78) $ 21.80
2023 20.31 0.24 (0.52) (0.28) (0.24) (1.19) (1.43) 18.60
2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
Institutional shares
2024(b) 19.39 0.17 4.01 4.18 (0.29) (0.52) (0.81) 22.76
2023 21.11 0.28 (0.54) (0.26) (0.27) (1.19) (1.46) 19.39
2022 26.06 0.28 ( 3 .16) (2.88) (0.28) (1.79) (2.07) 21.11
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
R-1 shares
2024(b) 19.10 0.08 3.95 4.03 (0.13) (0.52) (0.65) 22.48
2023 20.81 0.12 (0.53) (0.41) (0.11) (1.19) ( 1 .30) 19.10
2022 25.71 0.10 (3.12) (3.02) (0.09) (1.79) (1.88) 20.81
2021 18.62 0.11 8.37 8.48 ( 0 .08) (1.31) (1.39) 25.71
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
R-3 shares
2024(b) 19.86 0.12 4.10 4.22 (0.18) (0.52) (0.70) 23.38
2023 21.57 0.19 (0.54) (0.35) (0.17) (1.19) (1.36) 19.86
2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
R-4 shares
2024(b) 19.98 0.14 4.13 4.27 (0.22) (0.52) (0.74) 23.51
2023 21.70 0.23 (0.55) (0.32) (0.21) (1.19) (1.40) 19.98
2022 26 .72 0.22 (3.25) (3.03) (0.20) (1.79) (1.99) 21.70
2021 19.29 0.23 8.68 8.91 (0.17) (1.31) (1.48) 26.72
2020 20.73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
R-5 shares
2024(b) 20.22 0.16 4.18 4.34 (0.25) (0.52) (0.77) 23.79
2023 21.95 0.26 (0.57) (0.31) (0.23) ( 1 .19) (1.42) 20.22
2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95
2021 19.48 0.27 8.76 9 .03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
R-6 shares
2024(b) 19.39 0.18 4.00 4.18 (0.31) (0.52) (0.83) 22.74
2023 21.11 0.30 (0.54) (0.24) (0.29) (1.19) (1.48) 19.39
2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21 .11
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
21.61% (c),(d) $ 146,286 0.38% (e),(f) 0.40% (e),(g) 1.40% (e) 20.0% (e)
(1.41) (d) 122,039 0.40 (f) 0.42 (g) 1.21 20.4
(11.85) (d) 127,212 0.39 (f) 0.41 (g) 1.12 20.9
48.22 (d) 151,143 0.39 (f) 0.41 (g) 1.11 19.2
(1.47) (d) 104,139 0.41 (f) 0.44 (g) 1.15 23.6
8.64 (d) 121,032 0.43 (f) 0.46 (g) 1.23 16.7
21.75 (c) 205,766 0.24 (e) – 1.54 (e) 20.0 (e)
(1.25) 183,105 0.25 – 1.36 20.4
(11.73) 188,790 0.23 – 1.27 20.9
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (h) – 1.34 23.6
8.84 347,631 0.23 (h) – 1.43 16.7
21.25 (c) 6,010 1.04 (e) – 0.74 (e) 20.0 (e)
(2.06) 5,151 1.04 – 0.57 20.4
(12.45) (i) 5,539 1.04 – 0.47 20.9
47.28 (i) 6,584 1.04 – 0.45 19.2
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
21.43 (c) 65,731 0.73 (e) – 1.05 (e) 20.0 (e)
(1.70) 59,228 0.73 – 0.88 20.4
(12.15) 67,797 0.73 – 0.77 20.9
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
21.57 (c) 44,388 0.54 (e) – 1.23 (e) 20.0 (e)
(1.54) 37,056 0.54 – 1.07 20.4
(12.00) 42,003 0.54 – 0.97 20.9
47.98 53,233 0.54 – 0.95 19.2
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0 .54 – 1.12 16.7
21.63 (c) 86,041 0.42 (e) – 1.36 (e) 20.0 (e)
(1.45) 76,662 0.42 – 1.19 20.4
(11.87) 95,818 0.42 – 1.08 20.9
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
21.75 (c) 891,243 0.16 (e) – 1.61 (e) 20.0 (e)
(1.18) 740,171 0.16 – 1.44 20.4
(11.64) 712,153 0.16 (h) – 1.36 20.9
48.58 740,456 0.16 (h) – 1.34 19.2
(1.28) 479,248 0.16 (h) – 1.38 23.6
8.94 531,623 0.17 (h) – 1.48 16.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2024(b) $ 14.89 $ 0.07 $ 2.69 $ 2.76 ( $ 0.15) ( $ 0.54) ( $ 0.69) $ 16.96
2023 16.23 0.15 (0.45) (0.30) (0.16) (0.88) (1.04) 14.89
2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(g) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2024(b) 14.72 0.09 2.66 2.75 (0.19) (0.54) (0.73) 16.74
2023 16.06 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.72
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
Institutional shares
2024(b) 14.95 0.11 2.70 2.81 (0.22) (0.54) (0.76) 17.00
2023 16.29 0.22 (0.46) (0.24) (0.22) (0.88) (1.10) 14.95
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
R-1 shares
2024(b) 14.07 0.04 2.54 2.58 (0.09) (0.54) (0.63) 16.02
2023 15.39 0.08 (0.42) (0.34) (0.10) (0.88) (0.98) 14.07
2022 18.04 0.10 (0.87) (0.77) (0.08) (1.80) (1.88) 15.39
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.75% (c),(d) $ 45,559 1.09% (e),(f) – % 0.89% (e) 59.9% (e)
(2.02) (d) 40,844 1.12 (f) – 0.93 49.9
(4.18) (d) 46,917 1.09 (f) – 1.06 51.1
49.69 (d) 42,833 1.10 (f) – 0.90 53.5
(6.32) (d) 23,187 1.27 (f) – 0.94 65.9
5.24 (c),(d) 26,083 1.38 (e),(f) – 0.51 (e) 60.0
18.90 (c),(d) 181,613 0.87 (e),(h) 0.91 (e),(i) 1.11 (e) 59.9 (e)
(1.85) (d) 162,873 0.90 (h) 0.94 (i) 1.16 49.9
(3.97) (d) 180,636 0.88 (h) 0.92 (i) 1.27 51.1
49.98 (d) 190,633 0.89 (h) 0.93 (i) 1.11 53.5
(6.00) (d) 129,288 0.94 (h) 0.99 (i) 1.28 65.9
10.55 (d) 153,602 1.06 (h) 1.13 (i) 0.95 60.0
19.04 (c) 1,169,865 0.69 (e),(f) – 1.29 (e) 59.9 (e)
(1.64) 1,076,199 0.69 (f) – 1.36 49.9
(3.82) 1,106,800 0.69 (f) – 1.49 51.1
50.23 349,246 0.72 (f) – 1.29 53.5
(5.82) 233,785 0.72 (f) – 1.49 65.9
10.73 279,888 0.85 (f) – 1.30 60.0
18.55 (c) 2,400 1.50 (e),(f) – 0.47 (e) 59.9 (e)
(2.40) 2,058 1.50 (f) – 0.56 49.9
(4.62) (j) 2,503 1.50 (f) – 0.65 51.1
49.03 (j) 2,687 1.51 (f) – 0.51 53.5
(6.53) 2,079 1.51 (f) – 0.70 65.9
9.97 2,775 1.61 (f) – 0.43 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2024(b) $ 14.65 $ 0.06 $ 2.65 $ 2.71 ( $ 0 .14) ( $ 0.54) ( $ 0.68) $ 16.68
2023 15.98 0.13 (0.44) (0.31) (0.14) (0.88) (1.02) 14.65
2022 18.65 0 .16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
R-4 shares
2024(b) 14.71 0.08 2.65 2.73 (0.16) (0.54) (0.70) 16.74
2023 16.04 0.16 (0.44) (0.28) (0.17) (0.88) (1.05) 14.71
2022 18.72 0.19 (0.91) (0.72) (0.16) (1.80) (1.96) 16.04
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
R-5 shares
2024(b) 14.82 0.09 2.68 2.77 (0.19) (0.54) (0.73) 16.86
2023 16.16 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.82
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
R-6 shares
2024(b) 15.00 0.11 2.70 2.81 (0.23) (0.54) (0.77) 17.04
2023 16.33 0.23 (0.45) (0.22) (0.23) (0.88) (1.11) 15.00
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(g) 13.56 0.11 0.66 0.77 – – – 14.33

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18.72% (c) $ 11,060 1.19% (d),(e) 0.79% (d) 59.9% (d)
(2.12) 10,065 1.19 (e) 0.86 49.9
(4.26) 11,582 1.19 (e) 0.95 51.1
49.47 13,975 1.20 (e) 0.81 53.5
(6.24) 10,736 1.20 (e) 1.01 65.9
10.33 13,305 1.30 (e) 0.74 60.0
18.83 (c) 7,831 1.00 (d),(e) 0.98 (d) 59.9 (d)
(1.94) 7,946 1.00 (e) 1.05 49.9
(4.11) 9,611 1.00 (e) 1.15 51.1
49.77 12,292 1.01 (e) 1.00 53.5
(6.04) 9,285 1.01 (e) 1.21 65.9
10.49 13,340 1.11 (e) 0.93 60.0
18.91 (c) 29,106 0.88 (d),(e) 1.10 (d) 59.9 (d)
(1.82) 28,298 0.88 (e) 1.17 49.9
(4.00) 28,272 0.88 (e) 1.27 51.1
50.02 29,746 0.89 (e) 1.12 53.5
(5.96) 21,576 0.89 (e) 1.33 65.9
10.63 29,270 0.99 (e) 1.06 60.0
18.99 (c) 2,449,056 0.62 (d),(e) 1.35 (d) 59.9 (d)
(1.51) 2,089,882 0.62 (e) 1.43 49.9
(3.78) (f) 2,249,267 0.62 (e) 1.53 51.1
50.41 (f) 2,312,305 0.63 (e) 1.38 53.5
(5.73) 1,696,270 0.64 (e) 1.58 65.9
5.68 (c) 1,980,217 0.64 (d),(e) 1.33 (d) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2024(b) $ 1 .00 $ 0 .03 $ 0 .03 ( $ 0 .03 ) ( $ 0 .03 ) $ 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
Class J shares
2024(b) 1 .00 0 .03 0 .03 ( 0 .03 ) ( 0 .03 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
2 .53% (c) ,(d) $ 340,445 0 .47% (e) ,(f) 0 .47% (e) ,(g) 5 .03% (e)
4 .53 (d) 341,831 0 .49 (f) 0 .49 (g) 4 .43
0 .63 (d) 352,832 0 .50 (f) 0 .54 (g) 0 .67
0 .00 (d) 293,949 0 .12 (f) 0 .55 (g) 0 .00
0 .61 (d) 342,008 0 .39 (f) 0 .53 (g) 0 .54
1 .98 (d) 242,127 0 .50 (f) 0 .60 (g) 1 .94
2 .55 (c) ,(d) 677,417 0 .44 (e) ,(h) 0 .59 (e) ,(i) 5 .06 (e)
4 .58 (d) 654,501 0 .45 (h) 0 .60 (i) 4 .48
0 .64 (d) 625,829 0 .49 (h) 0 .64 (i) 0 .76
0 .00 (d) 411,033 0 .12 (h) 0 .66 (i) 0 .00
0 .58 (d) 455,689 0 .41 (h) 0 .68 (i) 0 .49
1 .88 (d) 278,464 0 .60 (h) 0 .75 (i) 1 .84
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2024(b) $ 10 .03 $ 0 .14 $ 1 .15 $ 1 .29 ( $ 0 .30 ) ( $ 0 .37 ) ( $ 0 .67 ) $ 10 .65
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
R-3 shares
2024(b) 9 .88 0 .11 1 .14 1 .25 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .51
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
R-4 shares
2024(b) 9 .95 0 .13 1 .13 1 .26 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 10 .57
2023 8 .84 0 .26 1 .58 1 .84 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 9 .95
2022 11 .36 0 .23 ( 1 .98 ) ( 1 .75 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .84
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .97% (c) $ 2,301,036 0 .90% (d) ,(e) 2 .69% (d) 52 .9% (d)
22 .01 2,143,073 0 .97 (e) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (e) 2 .56 62 .2
43 .48 2,927,281 0 .94 (e) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (e) 2 .07 79 .6
5 .38 2,580,956 1 .04 (e) 2 .95 47 .8
12 .75 (c) 828 1 .45 (d) ,(e) 2 .20 (d) 52 .9 (d)
21 .27 717 1 .52 (e) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (e) 2 .01 62 .2
42 .73 604 1 .49 (e) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (e) 1 .52 79 .6
4 .82 499 1 .60 (e) 2 .48 47 .8
12 .74 (c) 1,035 1 .26 (d) ,(e) 2 .42 (d) 52 .9 (d)
21 .52 859 1 .33 (e) 2 .54 59 .3
( 16 .30 ) 545 1 .33 (e) 2 .27 62 .2
42 .95 608 1 .30 (e) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (e) 1 .70 79 .6
5 .05 530 1 .41 (e) 2 .57 47 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2024(b) $ 58 .41 $ 0 .27 $ 12 .88 $ 13 .15 ( $ 0 .47 ) $ – ( $ 0 .47 ) $ 71 .09
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
Institutional shares
2024(b) 60 .69 0 .39 13 .37 13 .76 ( 0 .66 ) – ( 0 .66 ) 73 .79
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
R-1 shares
2024(b) 58 .15 0 .08 12 .84 12 .92 ( 0 .09 ) – ( 0 .09 ) 70 .98
2023 53 .35 0 .14 4 .75 4 .89 ( 0 .09 ) – ( 0 .09 ) 58 .15
2022 68 .09 0 .06 ( 8 .95 ) ( 8 .89 ) – ( 5 .85 ) ( 5 .85 ) 53 .35
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
R-3 shares
2024(b) 58 .45 0 .19 12 .89 13 .08 ( 0 .37 ) – ( 0 .37 ) 71 .16
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
R-4 shares
2024(b) 59 .41 0 .26 13 .10 13 .36 ( 0 .45 ) – ( 0 .45 ) 72 .32
2023 54 .49 0 .42 4 .84 5 .26 ( 0 .34 ) – ( 0 .34 ) 59 .41
2022 69 .31 0 .36 ( 9 .11 ) ( 8 .75 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 54 .49
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
R-5 shares
2024(b) 59 .83 0 .30 13 .19 13 .49 ( 0 .51 ) – ( 0 .51 ) 72 .81
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .57% (c) ,(d) $ 1,276,069 0 .75% (e) 0 .81% (e) 44 .9% (e)
9 .75 (d) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (d) ,(f) 1,037,510 0 .77 0 .66 49 .5
40 .26 (d) ,(f) 1,288,915 0 .80 0 .59 29 .9
10 .04 (d) ,(f) 987,963 0 .83 0 .86 35 .4
17 .38 (d) 993,244 0 .86 1 .10 35 .4
22 .75 (c) 2,847,713 0 .45 (e) 1 .11 (e) 44 .9 (e)
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (f) 2,022,614 0 .46 0 .97 49 .5
40 .71 (f) 961,957 0 .49 (g) 0 .90 29 .9
10 .42 717,175 0 .47 (g) 1 .21 35 .4
17 .85 683,345 0 .47 (g) 1 .49 35 .4
22 .23 (c) 1,362 1 .31 (e) 0 .25 (e) 44 .9 (e)
9 .18 1,095 1 .32 0 .24 48 .2
( 14 .25 ) (f) 1,343 1 .32 0 .11 49 .5
39 .51 (f) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
22 .43 (c) 31,733 1 .00 (e) 0 .55 (e) 44 .9 (e)
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
22 .54 (c) 11,159 0 .81 (e) 0 .74 (e) 44 .9 (e)
9 .71 9,048 0 .82 0 .71 48 .2
( 13 .83 ) (f) 8,365 0 .82 0 .61 49 .5
40 .22 (f) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
22 .61 (c) 36,282 0 .69 (e) 0 .87 (e) 44 .9 (e)
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2024(b) $ 7 .96 $ 0 .16 $ 0 .64 $ 0 .80 ( $ 0 .25 ) ( $ 0 .14 ) ( $ 0 .39 ) $ 8 .37
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
R-1 shares
2024(b) 7 .67 0 .12 0 .63 0 .75 ( 0 .17 ) ( 0 .14 ) ( 0 .31 ) 8 .11
2023 8 .00 0 .17 0 .06 0 .23 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 7 .67
2022 10 .22 0 .20 ( 1 .72 ) ( 1 .52 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .00
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
R-3 shares
2024(b) 7 .70 0 .13 0 .62 0 .75 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .11
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
R-4 shares
2024(b) 7 .79 0 .14 0 .63 0 .77 ( 0 .22 ) ( 0 .14 ) ( 0 .36 ) 8 .20
2023 8 .11 0 .21 0 .06 0 .27 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 7 .79
2022 10 .37 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .11
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
R-5 shares
2024(b) 7 .80 0 .15 0 .63 0 .78 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .21
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .16% (c) $ 200,159 0 .02% (d) 3 .77% (d) 17 .5% (d)
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
9 .81 (c) 1,482 0 .89 (d) 2 .88 (d) 17 .5 (d)
2 .83 1,379 0 .89 2 .17 14 .5
( 15 .90 ) (e) 2,042 0 .89 2 .29 29 .2
14 .62 (e) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
9 .85 (c) 15,746 0 .58 (d) 3 .20 (d) 17 .5 (d)
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
9 .98 (c) 8,015 0 .39 (d) 3 .36 (d) 17 .5 (d)
3 .41 7,157 0 .39 2 .64 14 .5
( 15 .51 ) 7,376 0 .39 2 .82 29 .2
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
10 .09 (c) 16,357 0 .27 (d) 3 .55 (d) 17 .5 (d)
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2024(b) $ 11.52 $ 0.20 $ 1.07 $ 1.27 ( $ 0.30) ( $ 0.27) ( $ 0.57) $ 12.22
2023 12.14 0.29 0.14 0.43 (0.25) (0.80) (1.05) 11.52
2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14
2021 14.07 0.23 2.30 2.53 (0.23) ( 0 .57) (0.80) 15.80
2020 14.43 0.26 0.52 0.78 (0.27) (0.87) (1.14) 14.07
2019 13.92 0.31 1.07 1.38 (0.30) (0.57) (0.87) 14.43
Class J shares
2024(b) 11.33 0.21 1.06 1.27 (0.33) (0.27) (0.60) 12.00
2023 11.96 0.31 0.14 0.45 (0.28) (0.80) (1.08) 11.33
2022 15.59 0.41 (2.72) (2.31) (0.35) (0.97) (1.32) 11.96
2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59
2020 14.26 0 .29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
Institutional shares
2024(b) 11.43 0.22 1.07 1.29 (0.35) (0.27) (0.62) 12.10
2023 12.06 0.33 0.14 0.47 (0.30) (0.80) (1.10) 11.43
2022 15.70 0.44 (2.73) (2.29) (0.38) (0.97) (1.35) 12.06
2021 13.99 0.28 2 .28 2.56 (0.28) (0.57) (0.85) 15.70
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
R-1 shares
2024(b) 11.33 0.17 1.05 1.22 (0.24) (0.27) (0.51) 12.04
2023 11.95 0.23 0.14 0.37 (0.19) (0.80) (0.99) 11.33
2022 15.56 0.31 (2.71) (2.40) (0.24) (0.97) (1.21) 11.95
2021 13.86 0.15 2.27 2.42 (0.15) (0.57) (0.72) 15.56
2020 14.22 0.19 0.50 0.69 (0.18) ( 0 .87) (1.05) 13.86
2019 13.71 0.27 1.02 1.29 (0.21) (0.57) (0.78) 14.22
R-3 shares
2024(b) 11.27 0.19 1.05 1.24 (0.28) (0.27) (0.55) 11.96
2023 11.89 0.26 0.14 0.40 (0.22) (0.80) (1.02) 11.27
2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
R-4 shares
2024(b) 11.32 0.21 1.04 1.25 (0.30) (0.27) (0.57) 12.00
2023 11.94 0.29 0.14 0.43 ( 0 .25) (0.80) (1.05) 11.32
2022 15.55 0.39 (2.71) (2.32) (0.32) (0.97) (1.29) 11.94
2021 13.86 0.23 2 .26 2.49 (0.23) (0.57) (0.80) 15.55
2020 14.22 0.28 0.49 0.77 (0.26) (0.87) (1.13) 13.86
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
R-5 shares
2024(b) 11.35 0.21 1.04 1.25 (0.31) (0.27) (0.58) 12.02
2023 11.97 0.31 0.13 0.44 (0.26) (0.80) (1.06) 11.35
2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60
2020 14.26 0.28 0.51 0.79 (0.28) (0.87) ( 1 .15) 13.90
2019 13.77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.06% (c),(d) $ 85,343 0.35% (e) – % 3.34% (e) 13.7% (e)
3 .73 (d) 81,249 0.38 – 2.44 9.8
(16.17) (d) 88,607 0.36 (f) – 2.84 25.2
18.52 (d) 112,642 0.35 (f) – 1.50 19.6
5.58 (d) 100,919 0.36 (f) – 1.89 21.7
10.78 (d) 102,763 0.38 (f) – 2.27 34.2
11.24 (c),(d) 668,779 0.16 (e),(g) 0.18 (e),(h) 3.54 (e) 13.7 (e)
3.91 (d) 640,253 0.16 (g) 0.18 (h) 2.64 9.8
(16.05) (d) 679,727 0.17 (g) 0.19 (h) 3.06 25.2
18.69 (d),(i) 910,454 0.18 (g) 0.20 (h) 1.68 19.6
5.86 (d),(i) 832,258 0.16 (g) 0.19 (h) 2.12 21.7
10.94 (d) 880,475 0.17 (g) 0 .20 (h) 2.47 34.2
11.30 (c) 1,443,778 0.01 (e) – 3.70 (e) 13.7 (e)
4.07 1,427,262 0.01 – 2.82 9.8
(15.85) 1,640,911 0.01 – 3.25 25.2
18.87 2,424,308 0.01 – 1.86 19.6
5.99 2,298,787 0.01 – 2.28 21.7
11.15 2,553,165 0.01 – 2.74 34.2
10.82 (c) 11,717 0 .89 (e) – 2.81 (e) 13.7 (e)
3.18 11,131 0.88 – 1.91 9.8
(16.60) 11,554 0.88 – 2.32 25.2
17.81 (i) 15,645 0.88 – 0.98 19.6
5.09 (i) 17,992 0.88 – 1.42 21.7
10.22 20,527 0.88 – 1.97 34.2
10.99 (c) 62,089 0.58 (e) – 3.12 (e) 13.7 (e)
3.51 62,249 0.57 – 2.26 9.8
(16.37) (i) 77,582 0.57 – 2.69 25.2
18.24 (i) 112,088 0 .57 – 1.30 19.6
5.42 110,479 0.57 – 1.74 21.7
10.51 127,255 0.57 – 2.16 34.2
11.08 (c) 23,060 0.39 (e) – 3.44 (e) 13.7 (e)
3.72 25,028 0.38 – 2.44 9.8
(16.17) 31,027 0.38 – 2.90 25.2
18.44 48,132 0.38 – 1.50 19.6
5.57 47,227 0.38 – 2.09 21.7
10.74 73,232 0.38 – 2.57 34.2
11.09 (c) 84,104 0.27 (e) – 3.47 (e) 13.7 (e)
3.88 85,830 0.26 – 2.60 9.8
(16 .13) 103,555 0.26 – 3.02 25.2
18.62 154,635 0.26 – 1.63 19.6
5.73 158,936 0.26 – 2.05 21.7
10.90 194,723 0.26 – 2.44 34.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2024(b) $ 10 .13 $ 0 .19 $ 1 .06 $ 1 .25 ( $ 0 .28 ) ( $ 0 .18 ) ( $ 0 .46 ) $ 10 .92
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
R-1 shares
2024(b) 9 .80 0 .14 1 .03 1 .17 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 10 .60
2023 10 .14 0 .17 0 .19 0 .36 ( 0 .15 ) ( 0 .55 ) ( 0 .70 ) 9 .80
2022 13 .16 0 .27 ( 2 .43 ) ( 2 .16 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .14
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
R-3 shares
2024(b) 9 .83 0 .16 1 .04 1 .20 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 10 .62
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
R-4 shares
2024(b) 9 .98 0 .18 1 .04 1 .22 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .78
2023 10 .32 0 .23 0 .18 0 .41 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 9 .98
2022 13 .37 0 .33 ( 2 .46 ) ( 2 .13 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 10 .32
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
R-5 shares
2024(b) 10 .02 0 .18 1 .06 1 .24 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .82
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .41% (c) $ 1,347,350 0 .01% (d) 3 .58% (d) 19 .4% (d)
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
11 .94 (c) 6,918 0 .89 (d) 2 .68 (d) 19 .4 (d)
3 .64 6,114 0 .89 1 .70 14 .4
( 17 .49 ) 6,575 0 .88 2 .41 22 .6
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
12 .18 (c) 91,112 0 .58 (d) 3 .03 (d) 19 .4 (d)
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
12 .25 (c) 31,776 0 .39 (d) 3 .41 (d) 19 .4 (d)
4 .11 34,120 0 .39 2 .19 14 .4
( 17 .07 ) 38,530 0 .38 2 .84 22 .6
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
12 .36 (c) 83,681 0 .27 (d) 3 .34 (d) 19 .4 (d)
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2024(b) $ 12.50 $ 0.20 $ 1.52 $ 1.72 ( $ 0.28) ( $ 0.25) ( $ 0.53) $ 13.69
2023 13.12 0.24 0.32 0.56 (0.20) (0.98) (1.18) 12.50
2022 17.49 0.42 (3.42) (3.00) (0.35) (1.02) (1.37) 13.12
2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49
2020 14.85 0.26 0.54 0.80 (0.26) (0.63) (0.89) 14.76
2019 14.31 0.29 1.23 1.52 (0.27) (0.71) (0.98) 14.85
Class J shares
2024(b) 12.41 0.21 1.52 1.73 (0.31) (0.25) (0.56) 13.58
2023 13.04 0.26 0.32 0.58 (0.23) (0.98) (1.21) 12.41
2022 17.39 0.44 (3.39) (2.95) (0.38) (1.02) (1.40) 13.04
2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39
2020 14 .77 0.29 0.53 0.82 (0.29) (0.63) (0.92) 14.67
2019 14.24 0.31 1.23 1.54 (0.30) (0.71) (1.01) 14.77
Institutional shares
2024(b) 12.48 0.23 1.51 1.74 (0.33) (0.25) (0.58) 13.64
2023 13.10 0.29 0.32 0.61 (0.25) (0.98) (1.23) 12.48
2022 17.47 0.46 (3.40) (2.94) (0.41) (1.02) (1.43) 13.10
2021 14.73 0 .28 3.45 3.73 (0.27) (0.72) (0.99) 17.47
2020 14.83 0.31 0.53 0.84 (0.31) (0.63) (0.94) 14.73
2019 14.29 0.35 1.22 1.57 (0.32) (0.71) (1.03) 14.83
R-1 shares
2024(b) 12.31 0.16 1.51 1.67 (0.22) (0.25) (0.47) 13.51
2023 12.94 0.17 0.31 0.48 (0.13) (0.98) (1.11) 12.31
2022 17.25 0.34 (3.37) (3.03) (0.26) (1.02) (1.28) 12.94
2021 14.58 0.14 3.40 3.54 (0.15) (0.72) (0.87) 17.25
2020 14.68 0.18 0.53 0.71 (0.18) (0.63) (0.81) 14.58
2019 14.12 0.23 1.22 1.45 (0.18) (0.71) (0.89) 14.68
R-3 shares
2024(b) 12.37 0.19 1.51 1.70 (0.26) (0.25) (0.51) 13.56
2023 12.99 0.21 0.32 0.53 (0.17) (0.98) (1.15) 12.37
2022 17.33 0.39 (3.39) (3.00) (0.32) (1.02) (1.34) 12.99
2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33
2020 14.73 0.23 0.52 0.75 (0.22) (0.63) (0.85) 14.63
2019 14.19 0.27 1.21 1.48 (0.23) (0.71) (0.94) 14 .73
R-4 shares
2024(b) 13.02 0.22 1.58 1.80 (0.28) (0.25) (0.53) 14.29
2023 13.61 0.25 0.33 0.58 (0.19) (0.98) (1.17) 13.02
2022 18.09 0.43 (3.55) (3.12) (0.34) (1.02) (1.36) 13.61
2021 15.23 0.24 3.55 3.79 (0.21) (0.72) (0.93) 18.09
2020 15.28 0.30 0.53 0.83 (0.25) (0.63) (0.88) 15.23
2019 14.69 0.34 1.22 1.56 (0.26) (0.71) (0.97) 15.28
R-5 shares
2024(b) 12.44 0.21 1.51 1.72 (0.29) (0.25) (0.54) 13.62
2023 13.07 0.26 0.31 0.57 (0.22) (0.98) (1.20) 12.44
2022 17.43 0.43 (3.40) (2.97) (0.37) (1.02) (1.39) 13.07
2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43
2020 14.79 0.28 0.53 0.81 (0.27) (0.63) (0.90) 14.70
2019 14.26 0.31 1.22 1.53 (0.29) (0.71) (1.00) 14.79

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13.79% (c),(d) $ 135,839 0.35% (e) – % 2.99% (e) 23.6% (e)
4 .42 (d) 121,782 0.38 (f) – 1.84 11.2
(18.48) (d) 129,354 0.37 (f) – 2.83 31.1
25.68 (d) 168,435 0.36 (f) – 1.34 24.0
5.48 (d) 128,178 0.38 (f) – 1.78 33.4
11.81 (d) 125,814 0.38 (f) – 2.04 23.0
13.96 (c),(d) 1,105,917 0.16 (e),(g) 0.18 (e),(h) 3.19 (e) 23.6 (e)
4.59 (d) 1,019,722 0.17 (g) 0.19 (h) 2.05 11.2
(18.33) (d) 1,041,206 0.18 (g) 0.20 (h) 3.02 31.1
26.00 (d) 1,388,404 0.18 (g) 0.20 (h) 1.56 24.0
5.64 (d) 1,169,328 0.17 (g) 0.20 (h) 2.02 33.4
12.06 (d) 1,197,486 0.18 (g) 0.21 (h) 2.24 23.0
13.98 (c) 3,711,955 0.01 (e) – 3.35 (e) 23.6 (e)
4.84 3,387,912 0.01 – 2.21 11.2
(18.22) 3,437,305 0.01 – 3.15 31.1
26.21 4,530,236 0.01 – 1.71 24.0
5.79 3,592,487 0.01 – 2.16 33.4
12.31 3,620,578 0.01 – 2.47 23.0
13.55 (c) 18,164 0.88 (e) – 2.46 (e) 23.6 (e)
3.84 16,206 0.88 – 1.32 11.2
(18.91) (i) 16,009 0.88 – 2.32 31.1
25.06 (i) 21,472 0.88 – 0.88 24.0
4.92 21,726 0.88 – 1.27 33.4
11.34 22,286 0.88 – 1.65 23.0
13.74 (c) 132,425 0.57 (e) – 2.79 (e) 23.6 (e)
4.20 123,110 0.57 – 1.64 11.2
(18.66) 125,371 0.57 – 2.65 31.1
25.46 176,532 0.57 – 1.14 24.0
5.22 141,979 0.57 – 1.60 33.4
11.62 153,293 0.57 – 1.92 23.0
13.84 (c) 48,443 0.38 (e) – 3.12 (e) 23.6 (e)
4.44 48,868 0.38 – 1.83 11.2
(18.53) 52,612 0.38 – 2.82 31.1
25.68 73,168 0.38 – 1.38 24.0
5.50 65,940 0.38 – 2.01 33.4
11.78 89,004 0.38 – 2.37 23.0
13.89 (c) 170,846 0.26 (e) – 3.12 (e) 23.6 (e)
4.49 167,033 0.26 – 1.99 11.2
(18.42) 184,436 0.26 – 2.94 31.1
25.88 242,659 0.26 – 1.49 24.0
5.60 212,626 0.26 – 1.96 33.4
11.94 245,044 0.26 – 2.21 23.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2024(b) $ 11 .22 $ 0 .20 $ 1 .51 $ 1 .71 ( $ 0 .27 ) ( $ 0 .24 ) ( $ 0 .51 ) $ 12 .42
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
R-1 shares
2024(b) 10 .89 0 .14 1 .47 1 .61 ( 0 .17 ) ( 0 .24 ) ( 0 .41 ) 12 .09
2023 11 .11 0 .12 0 .38 0 .50 ( 0 .10 ) ( 0 .62 ) ( 0 .72 ) 10 .89
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
R-3 shares
2024(b) 10 .95 0 .16 1 .46 1 .62 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 12 .13
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
R-4 shares
2024(b) 11 .08 0 .19 1 .46 1 .65 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 12 .27
2023 11 .30 0 .18 0 .37 0 .55 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 11 .08
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
R-5 shares
2024(b) 11 .13 0 .18 1 .49 1 .67 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 12 .32
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .34% (c) $ 1,638,062 0 .01% (d) 3 .27% (d) 19 .3% (d)
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
14 .84 (c) 7,573 0 .88 (d) 2 .38 (d) 19 .3 (d)
4 .65 6,617 0 .89 1 .09 12 .3
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
14 .92 (c) 93,017 0 .57 (d) 2 .74 (d) 19 .3 (d)
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
15 .04 (c) 35,275 0 .38 (d) 3 .10 (d) 19 .3 (d)
5 .08 34,284 0 .39 1 .59 12 .3
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
15 .10 (c) 91,593 0 .26 (d) 3 .04 (d) 19 .3 (d)
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2024(b) $ 13.54 $ 0.21 $ 2.04 $ 2.25 ( $ 0.25) ( $ 0.37) ( $ 0.62) $ 15.17
2023 13.86 0.19 0.59 0.78 (0.16) (0.94) (1.10) 13.54
2022 18.81 0.46 (3.88) (3.42) (0.46) (1.07) (1.53) 13.86
2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81
2020 15.43 0.24 0.60 0.84 (0.26) (0.81) (1.07) 15.20
2019 14.99 0.27 1.34 1.61 (0.26) (0.91) (1.17) 15.43
Class J shares
2024(b) 13.76 0.23 2.07 2.30 (0.28) (0.37) (0.65) 15.41
2023 14.07 0.22 0.60 0.82 (0.19) (0.94) (1.13) 13.76
2022 19.07 0.50 (3.94) (3.44) (0.49) (1.07) (1.56) 14.07
2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07
2020 15.61 0 .28 0.59 0.87 (0.28) (0.81) (1.09) 15.39
2019 15.15 0.30 1.36 1.66 (0.29) (0.91) (1.20) 15.61
Institutional shares
2024(b) 13.95 0.24 2.10 2.34 (0.30) (0.37) (0.67) 15.62
2023 14.24 0.24 0.62 0.86 (0.21) (0.94) (1.15) 13.95
2022 19.29 0.53 (3.99) (3.46) (0.52) (1.07) (1.59) 14.24
2021 15.55 0.29 4.46 4.75 (0.28) (0.73) (1.01) 19.29
2020 15.77 0.30 0.60 0.90 (0.31) (0.81) (1.12) 15.55
2019 15 .29 0.34 1.37 1.71 (0.32) (0.91) (1.23) 15.77
R-1 shares
2024(b) 13.72 0.17 2.07 2.24 (0.18) (0.37) (0.55) 15.41
2023 14.02 0.12 0.61 0.73 (0.09) (0.94) (1.03) 13.72
2022 18.99 0.38 (3.94) (3.56) (0.34) (1.07) (1.41) 14 .02
2021 15.34 0.14 4.39 4.53 (0.15) (0.73) (0.88) 18.99
2020 15.55 0.17 0.59 0.76 (0.16) (0.81) (0.97) 15.34
2019 15.08 0.21 1.35 1.56 (0.18) (0.91) (1.09) 15.55
R-3 shares
2024(b) 13.65 0.19 2.05 2.24 (0.22) (0.37) (0.59) 15.30
2023 13.95 0.16 0.61 0.77 (0.13) (0.94) (1.07) 13.65
2022 18.93 0.44 (3.93) (3.49) (0.42) (1.07) (1.49) 13.95
2021 15.29 0.18 4.39 4.57 (0.20) (0.73) (0.93) 18.93
2020 15.52 0.22 0.58 0.80 (0.22) (0.81) (1.03) 15.29
2019 15.06 0.25 1.35 1.60 (0.23) (0.91) (1.14) 15.52
R-4 shares
2024(b) 13.71 0.21 2.06 2.27 (0.25) (0.37) (0.62) 15.36
2023 14.02 0.19 0.60 0.79 (0.16) (0.94) (1.10) 13.71
2022 19.00 0.47 (3.93) (3.46) (0.45) (1.07) (1.52) 14.02
2021 15.34 0.23 4.38 4.61 (0.22) (0.73) (0.95) 19.00
2020 15.56 0.29 0.55 0.84 (0.25) (0.81) (1.06) 15.34
2019 15.10 0.31 1.32 1.63 (0.26) (0.91) (1.17) 15.56
R-5 shares
2024(b) 13.83 0.22 2.08 2.30 (0.26) (0.37) (0.63) 15.50
2023 14.13 0.21 0.61 0.82 (0.18) (0.94) (1.12) 13.83
2022 19.15 0.49 (3.97) (3.48) (0.47) (1.07) (1.54) 14.13
2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15
2020 15.67 0.27 0.59 0.86 (0.27) (0.81) (1.08) 15 .45
2019 15.20 0.29 1.37 1.66 (0.28) (0.91) (1.19) 15.67

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.76% (c),(d) $ 114,327 0.37% (e),(f) – % 2.79% (e) 16.1% (e)
5.96 (d) 99,851 0.38 (f) – 1.34 12.4
(19.68) (d) 101,428 0.38 (f) – 2.94 23.8
31.00 (d) 126,454 0.38 (f) – 1.24 20.0
5.49 (d) 97,825 0.38 (f) – 1.65 32.8
12.24 (d) 94,659 0.38 (f) – 1.84 14.6
16.85 (c),(d) 831,812 0.17 (e) ,(g) 0.19 (e),(h) 2.99 (e) 16.1 (e)
6.15 (d) 733,117 0.18 (g) 0.20 (h) 1.53 12.4
(19.53) (d) 724,982 0.18 (g) 0.20 (h) 3.17 23.8
31.30 (d) 948,713 0.18 (g) 0.21 (h) 1.44 20.0
5.67 (d) 753,868 0.18 (g) 0.21 (h) 1.86 32.8
12.47 (d) 752,041 0.20 (g) 0.23 (h) 2.01 14.6
16.95 (c) 3,198,389 0.01 (e) – 3.16 (e) 16.1 (e)
6.42 2,798,971 0.01 – 1.70 12.4
(19.43) 2,684,679 0.01 – 3.30 23.8
31.56 3,429,237 0.01 – 1.61 20.0
5.79 2,615,276 0.01 – 2.02 32.8
12.72 2,569,620 0.01 – 2.25 14.6
16.42 (c) 14,252 0.88 (e) – 2.27 (e) 16.1 (e)
5.46 12,039 0.88 – 0.82 12.4
(20.10) 12,069 0.88 – 2.41 23.8
30.38 16,062 0.88 – 0.81 20.0
4.90 15,714 0.88 – 1.11 32.8
11.68 17,042 0.88 – 1.45 14.6
16.58 (c) 115,914 0.57 (e) – 2.59 (e) 16.1 (e)
5.83 99,443 0.57 – 1.13 12.4
(19.88) 96,348 0.57 – 2.81 23.8
30.81 129,032 0.57 – 1 .02 20.0
5.22 97,748 0.57 – 1.46 32.8
12.01 99,952 0 .57 – 1.72 14.6
16.69 (c) 46,451 0.38 (e) – 2.84 (e) 16.1 (e)
5.96 41,115 0.38 – 1.31 12.4
(19.68) 40,589 0.38 – 2.96 23.8
31.00 53,623 0.38 – 1.31 20.0
5.45 48,722 0.38 – 1.94 32.8
12.24 68,656 0.38 – 2.13 14.6
16.80 (c) 153,879 0.26 (e) – 2.91 (e) 16.1 (e)
6.12 142,339 0.26 – 1.49 12.4
(19.62) 147,107 0.26 – 3.08 23.8
31.19 187,926 0.26 – 1.39 20.0
5.56 159,934 0.26 – 1.80 32.8
12.40 173,689 0.26 – 1.98 14.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2024(b) $ 12 .22 $ 0 .21 $ 1 .98 $ 2 .19 ( $ 0 .24 ) ( $ 0 .33 ) ( $ 0 .57 ) $ 13 .84
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
R-1 shares
2024(b) 11 .69 0 .14 1 .90 2 .04 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 13 .27
2023 11 .93 0 .08 0 .60 0 .68 ( 0 .06 ) ( 0 .86 ) ( 0 .92 ) 11 .69
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
R-3 shares
2024(b) 11 .78 0 .17 1 .90 2 .07 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .35
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
R-4 shares
2024(b) 11 .95 0 .19 1 .93 2 .12 ( 0 .20 ) ( 0 .33 ) ( 0 .53 ) 13 .54
2023 12 .17 0 .13 0 .62 0 .75 ( 0 .11 ) ( 0 .86 ) ( 0 .97 ) 11 .95
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
R-5 shares
2024(b) 11 .97 0 .19 1 .94 2 .13 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 13 .56
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .12% (c) $ 1,380,387 0 .01% (d) 3 .05% (d) 14 .0% (d)
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
17 .57 (c) 3,982 0 .88 (d) 2 .21 (d) 14 .0 (d)
5 .99 3,512 0 .89 0 .64 11 .4
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
17 .76 (c) 77,801 0 .57 (d) 2 .53 (d) 14 .0 (d)
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
17 .88 (c) 24,393 0 .38 (d) 2 .83 (d) 14 .0 (d)
6 .53 22,066 0 .39 1 .09 11 .4
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
17 .98 (c) 79,774 0 .26 (d) 2 .82 (d) 14 .0 (d)
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2024(b) $ 14.54 $ 0.21 $ 2.49 $ 2.70 ( $ 0.21) ( $ 0.43) ( $ 0.64) $ 16.60
2023 14.82 0.15 0.81 0.96 (0.12) (1.12) (1.24) 14.54
2022 20.06 0.49 (4.30) (3.81) (0.49) (0.94) (1.43) 14.82
2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06
2020 15.89 0.24 0.56 0.80 (0.24) (0.82) (1.06) 15.63
2019 15.28 0.27 1.42 1.69 (0.24) (0.84) (1.08) 15.89
Class J shares
2024(b) 13.90 0.22 2.37 2.59 (0.24) (0.43) (0.67) 15.82
2023 14.22 0.16 0.79 0.95 (0.15) (1.12) (1.27) 13.90
2022 19.30 0.51 (4.13) (3.62) (0.52) (0.94) (1.46) 14.22
2021 15.06 0.23 4.88 5.11 (0.25) (0.62) (0.87) 19.30
2020 15.35 0 .25 0.54 0.79 (0.26) (0.82) (1.08) 15.06
2019 14.81 0.27 1.38 1.65 (0.27) (0.84) (1.11) 15.35
Institutional shares
2024(b) 14.49 0.24 2.48 2.72 (0.27) (0.43) (0.70) 16.51
2023 14.78 0.20 0.81 1.01 (0.18) (1.12) (1.30) 14.49
2022 19.99 0.55 (4.26) (3.71) (0.56) (0.94) (1.50) 14.78
2021 15.57 0.28 5.04 5.32 (0.28) (0.62) (0.90) 19.99
2020 15.84 0.29 0.55 0.84 (0.29) (0.82) (1.11) 15.57
2019 15 .24 0.31 1.43 1.74 (0.30) (0.84) (1.14) 15.84
R-1 shares
2024(b) 14.23 0.17 2.42 2.59 (0.13) (0.43) (0.56) 16.26
2023 14.53 0.07 0.80 0.87 (0.05) (1.12) (1.17) 14.23
2022 19.67 0.39 (4.20) (3.81) (0.39) (0.94) (1.33) 14 .53
2021 15.35 0.12 4.97 5.09 (0.15) (0.62) (0.77) 19.67
2020 15.61 0.15 0.54 0.69 (0.13) (0.82) (0.95) 15.35
2019 15.01 0.22 1.38 1.60 (0.16) (0.84) (1.00) 15.61
R-3 shares
2024(b) 14.20 0.19 2 .42 2.61 (0.19) (0.43) (0.62) 16.19
2023 14.50 0.11 0.80 0.91 (0.09) (1.12) (1.21) 14.20
2022 19.64 0.46 (4.20) (3.74) (0.46) (0.94) (1.40) 14.50
2021 15.33 0.16 4.97 5.13 (0.20) (0.62) (0.82) 19.64
2020 15.60 0.20 0.56 0.76 (0.21) (0.82) (1.03) 15.33
2019 15.02 0.23 1.41 1.64 (0.22) (0.84) (1.06) 15.60
R-4 shares
2024(b) 14.34 0.22 2.43 2.65 (0.21) (0.43) (0.64) 16.35
2023 14.63 0.14 0.81 0.95 (0.12) (1.12) (1.24) 14.34
2022 19.81 0.50 (4.26) (3.76) (0.48) (0.94) (1.42) 14.63
2021 15.44 0.21 5.00 5.21 (0.22) (0.62) (0.84) 19.81
2020 15.71 0.27 0.52 0.79 (0.24) (0.82) (1.06) 15.44
2019 15.12 0 .27 1.40 1.67 (0.24) (0.84) (1.08) 15.71
R-5 shares
2024(b) 14.39 0.21 2.47 2.68 (0.23) (0.43) (0.66) 16.41
2023 14.69 0.17 0.79 0.96 (0.14) (1.12) (1.26) 14.39
2022 19.88 0.51 (4.25) (3.74) (0.51) (0.94) (1.45) 14.69
2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88
2020 15.76 0.25 0.55 0.80 (0.25) (0.82) (1.07) 15.49
2019 15.17 0.28 1.41 1.69 (0.26) (0.84) (1.10) 15.76

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.83% (c),(d) $ 106,072 0.38% (e),(f) – % 2.59% (e) 16.3% (e)
6.94 (d) 90,827 0.38 (f) – 0.97 10.6
(20.32) (d) 87,266 0.38 (f) – 2.93 26.9
34.64 (d) 105,294 0.38 (f) – 1.11 21.0
5.06 (d) 77,925 0.38 (f) – 1.56 26.9
12.47 (d) 76,784 0.38 (f) – 1.77 17.3
18.88 (c),(d) 278,478 0.20 (e) ,(g) 0.22 (e),(h) 2.78 (e) 16.3 (e)
7.14 (d) 242,027 0.23 (g) 0.25 (h) 1.12 10.6
(20.17) (d) 235,469 0.22 (g) 0.24 (h) 3.17 26.9
34.90 (d) 312,540 0.21 (g) 0.24 (h) 1.29 21.0
5.18 (d) 237,515 0.22 (g) 0.25 (h) 1.74 26.9
12.60 (d) 238,083 0.24 (g) 0.27 (h) 1.84 17.3
19.02 (c) 2,460,396 0.01 (e) – 3.00 (e) 16.3 (e)
7.31 2,116,797 0.01 – 1.32 10.6
(19.96) 1,951,777 0.01 – 3.29 26.9
35.15 2,422,742 0.01 – 1.49 21.0
5.37 1,754,692 0.01 – 1.91 26.9
12.92 1,693,422 0.01 – 2.10 17.3
18.46 (c) 11,786 0.88 (e) – 2.10 (e) 16.3 (e)
6.40 10,281 0.88 – 0.47 10.6
(20.65) 10,416 0.88 – 2.41 26.9
33.91 (i) 13,259 0.88 – 0.64 21.0
4.50 (i) 10,957 0.88 – 1.01 26.9
11.93 12,804 0.88 – 1.52 17.3
18.60 (c) 89,663 0.57 (e) – 2.43 (e) 16.3 (e)
6.73 76,894 0.57 – 0.76 10.6
(20.41) 71,732 0.57 – 2.80 26.9
34.33 94,767 0.57 – 0.87 21.0
4.87 68,182 0.57 – 1.35 26.9
12.24 67,825 0.57 – 1.57 17.3
18.75 (c) 38,111 0.38 (e) – 2.71 (e) 16.3 (e)
6.96 34,542 0.38 – 0.93 10.6
(20.32) 33,403 0.38 – 3.01 26.9
34.66 44,900 0.38 – 1.15 21.0
5.03 36,458 0.38 – 1.78 26.9
12.44 45,136 0.38 – 1.84 17.3
18.87 (c) 106,376 0.26 (e) – 2.67 (e) 16.3 (e)
7.00 93,301 0.26 – 1.16 10.6
(20 .18) 99,622 0.26 – 3.12 26.9
34.84 128,805 0.26 – 1.27 21.0
5.12 104,577 0.26 – 1.66 26.9
12.60 103,868 0.26 – 1.88 17.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2024(b) $ 13 .59 $ 0 .22 $ 2 .32 $ 2 .54 ( $ 0 .25 ) ( $ 0 .37 ) ( $ 0 .62 ) $ 15 .51
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
R-1 shares
2024(b) 12 .91 0 .15 2 .21 2 .36 ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) 14 .80
2023 13 .12 0 .07 0 .72 0 .79 ( 0 .05 ) ( 0 .95 ) ( 1 .00 ) 12 .91
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
R-3 shares
2024(b) 13 .07 0 .18 2 .23 2 .41 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 14 .93
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
R-4 shares
2024(b) 13 .27 0 .21 2 .25 2 .46 ( 0 .20 ) ( 0 .37 ) ( 0 .57 ) 15 .16
2023 13 .46 0 .12 0 .75 0 .87 ( 0 .11 ) ( 0 .95 ) ( 1 .06 ) 13 .27
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
R-5 shares
2024(b) 13 .33 0 .20 2 .29 2 .49 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 15 .23
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .94% (c) $ 905,730 0 .01% (d) 2 .94% (d) 12 .7% (d)
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
18 .49 (c) 2,696 0 .89 (d) 2 .02 (d) 12 .7 (d)
6 .39 2,081 0 .89 0 .50 10 .3
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
18 .65 (c) 51,393 0 .58 (d) 2 .41 (d) 12 .7 (d)
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
18 .78 (c) 15,373 0 .39 (d) 2 .82 (d) 12 .7 (d)
6 .88 14,438 0 .39 0 .91 10 .3
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
18 .89 (c) 43,112 0 .27 (d) 2 .71 (d) 12 .7 (d)
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2024(b) $ 14.36 $ 0.21 $ 2.45 $ 2.66 ( $ 0.21) ( $ 0.39) ( $ 0.60) $ 16.42
2023 14.52 0.14 0.81 0.95 (0.12) (0.99) (1.11) 14.36
2022 19.13 0.48 (4.18) (3.70) (0.47) (0.44) (0.91) 14.52
2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
Institutional shares
2024(b) 14.52 0.24 2.49 2.73 (0.27) (0.39) (0.66) 16 .59
2023 14.68 0.19 0.82 1.01 (0.18) (0.99) (1.17) 14.52
2022 19.32 0.51 (4.17) (3.66) (0.54) (0.44) (0.98) 14.68
2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
2020 14.72 0.25 0 .49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
R-1 shares
2024(b) 13.99 0.16 2.40 2.56 (0.14) (0.39) (0.53) 16.02
2023 14.20 0.06 0.79 0.85 (0.07) (0.99) (1.06) 13.99
2022 18.72 0.35 (4.05) (3.70) (0.38) (0.44) (0.82) 14.20
2021 14.19 0.11 4.91 5.02 (0.15) (0.34) (0.49) 18.72
2020 14.32 0.14 0.45 0.59 (0.12) (0.60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
R-3 shares
2024(b) 14.24 0.19 2.43 2.62 (0.19) (0.39) (0.58) 16.28
2023 14.41 0.10 0.82 0.92 (0.10) (0.99) (1.09) 14.24
2022 19.00 0.43 (4.14) (3.71) (0.44) (0.44) (0.88) 14.41
2021 14 .38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
R-4 shares
2024(b) 14.33 0.21 2.46 2.67 (0.22) (0.39) (0.61) 16.39
2023 14.50 0.13 0.81 0.94 (0.12) (0.99) (1.11) 14.33
2022 19.08 0.48 (4.16) (3.68) (0.46) (0.44) ( 0 .90) 14.50
2021 14.44 0.18 5.01 5.19 (0.21) (0.34) (0.55) 19.08
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
R-5 shares
2024(b) 14.37 0.21 2 .47 2.68 (0.23) (0.39) (0.62) 16.43
2023 14.54 0.18 0.78 0.96 (0.14) (0.99) (1.13) 14.37
2022 19.14 0.48 (4.15) (3.67) (0.49) (0.44) (0.93) 14.54
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.76% (c),(d) $ 16,826 0.38% (e),(f) 0.41% (e),(g) 2.61% (e) 17.4% (e)
6.96 (d) 14,751 0.38 (f) 0.46 (g) 0.98 10.6
(20.23) (d) 14,614 0.38 (f) 0.43 (g) 2.94 21.7
36.62 (d) 18,803 0.38 (f) 0.43 (g) 0.94 18.3
4.61 (d) 11,740 0.38 (f) 0.58 (g) 1.49 22.9
12.54 (d) 10,924 0.38 (f) 0.64 (g) 1.58 12.6
19.02 (c) 874,657 0.01 (e) – 2.99 (e) 17.4 (e)
7.30 726,855 0.01 – 1.28 10.6
(19.92) 594,766 0.01 – 3.13 21.7
37.12 629,044 0.02 – 1.32 18.3
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (h) – 1.87 12.6
18.49 (c) 3,362 0.89 (e) – 2.07 (e) 17.4 (e)
6.35 2,678 0.89 – 0.41 10.6
(20.60) 2,442 0.89 – 2.22 21.7
35.95 2,430 0.89 – 0.65 18.3
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
18.63 (c) 30,282 0.58 (e) – 2.40 (e) 17.4 (e)
6.79 24,915 0.58 – 0.71 10.6
(20.41) 19,914 0.58 – 2.67 21.7
36.38 22,111 0.58 – 0.75 18.3
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1.40 12.6
18.83 (c) 8,600 0.39 (e) – 2.67 (e) 17.4 (e)
6.91 7,200 0.39 – 0.86 10.6
(20.21) 5,694 0.39 – 2.95 21.7
36.55 7,736 0.39 – 1.05 18.3
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12.6
18.85 (c) 28,207 0.27 (e) – 2.60 (e) 17.4 (e)
7.05 27,953 0.27 – 1.18 10.6
(20.10) 28,139 0.27 – 2.94 21.7
36.74 30,796 0.27 – 1.13 18.3
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2024(b) $ 11 .79 $ 0 .19 $ 2 .02 $ 2 .21 ( $ 0 .21 ) ( $ 0 .26 ) ( $ 0 .47 ) $ 13 .53
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
R-1 shares
2024(b) 11 .51 0 .16 1 .95 2 .11 ( 0 .10 ) ( 0 .26 ) ( 0 .36 ) 13 .26
2023 11 .46 0 .05 0 .65 0 .70 ( 0 .05 ) ( 0 .60 ) ( 0 .65 ) 11 .51
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
R-3 shares
2024(b) 11 .63 0 .15 2 .00 2 .15 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 13 .37
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
R-4 shares
2024(b) 11 .67 0 .16 2 .00 2 .16 ( 0 .17 ) ( 0 .26 ) ( 0 .43 ) 13 .40
2023 11 .60 0 .10 0 .67 0 .77 ( 0 .10 ) ( 0 .60 ) ( 0 .70 ) 11 .67
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
R-5 shares
2024(b) 11 .70 0 .17 2 .02 2 .19 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 13 .44
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .93% (c) $ 168,485 0 .03% (d) 2 .85% (d) 13 .0% (d)
7 .29 126,627 0 .04 (e) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (e) 2 .96 28 .4
37 .37 73,568 0 .08 (e) 1 .04 22 .5
5 .15 26,561 0 .08 (e) 1 .28 55 .1
12 .82 11,938 0 .10 (e) 1 .57 51 .6
18 .44 (c) 250 0 .90 (d) 2 .46 (d) 13 .0 (d)
6 .39 240 0 .90 (e) 0 .46 13 .7
( 20 .61 ) 268 0 .90 (e) 2 .40 28 .4
36 .21 176 0 .91 (e) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (e) 2 .64 55 .1
11 .93 136 0 .93 (e) 0 .93 51 .6
18 .66 (c) 8,660 0 .59 (d) 2 .31 (d) 13 .0 (d)
6 .65 7,872 0 .59 (e) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (e) 2 .34 28 .4
36 .70 4,115 0 .60 (e) 0 .49 22 .5
4 .55 1,590 0 .62 (e) 1 .00 55 .1
12 .19 2,256 0 .62 (e) 1 .29 51 .6
18 .69 (c) 2,352 0 .40 (d) 2 .43 (d) 13 .0 (d)
6 .88 1,517 0 .40 (e) 0 .79 13 .7
( 20 .19 ) 1,102 0 .40 (e) 2 .86 28 .4
36 .90 1,234 0 .41 (e) 0 .91 22 .5
4 .73 505 0 .43 (e) 1 .55 55 .1
12 .48 427 0 .43 (e) 1 .39 51 .6
18 .83 (c) 6,356 0 .28 (d) 2 .58 (d) 13 .0 (d)
7 .04 4,707 0 .28 (e) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (e) 2 .57 28 .4
37 .09 3,917 0 .29 (e) 0 .98 22 .5
4 .81 1,898 0 .31 (e) 0 .52 55 .1
12 .60 711 0 .31 (e) 1 .37 51 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Dividends from Net
Investment Income
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2024(b) $ 10.09 $ 0.12 $ 1.79 $ 1.91 ( $ 0.17)
2023(h) 10.00 0.02 0.07 0.09 –
Institutional shares
2024(b) 10.06 0.14 1.76 1.90 (0.17)
2023(h) 10.00 0.03 0.03 0.06 –
R-1 shares
2024(b) 10.00 0.08 1.75 1.83 (0.17)
2023(h) 10.00 (0.02) 0.02 – –
R-3 shares
2024(b) 10.02 0.10 1.76 1.86 (0.17)
2023(h) 10.00 (0.01) 0.03 0.02 –
R-4 shares
2024(b) 10.03 0.11 1.77 1.88 (0.17)
2023(h) 10.00 0.01 0.02 0.03 –
R-5 shares
2024(b) 10.04 0.11 1.77 1.88 (0.17)
2023(h) 10.00 0.02 0.02 0.04 –

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Dividends
and Distributions
Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
( $ 0.17) $ 11.83 19.00% (c),(d) $ 292 0.30% (e),(f) 11.34% (e),(g) 2.03% (e) 38.3% (e)
– 10.09 0.90 (c),(d) 125 0.30 (e),(f) 62.61 (e),(g) 0.24 (e) 94.1 (e)
(0.17) 11.79 18.95 (c) 21,956 0.05 (e),(i) – 2.37 (e) 38.3 (e)
– 10.06 0 .60 (c) 8,476 0.05 (e),(i) – 0.49 (e) 94.1 (e)
(0.17) 11.66 18.36 (c) 78 0.93 (e),(i) – 1.43 (e) 38.3 (e)
– 10.00 0.00 (c) 31 0.93 (e),(i) – (0.33) (e) 94.1 (e)
(0.17) 11.71 18.63 (c) 355 0.62 (e),(i) – 1.78 (e) 38.3 (e)
– 10.02 0.20 (c) 282 0.62 (e),(i) – (0.14) (e) 94.1 (e)
(0.17) 11.74 18.81 (c) 157 0.43 (e),(i) – 1.90 (e) 38.3 (e)
– 10.03 0.30 (c) 55 0.43 (e),(i) – 0.13 (e) 94.1 (e)
(0.17) 11.75 18.79 (c) 448 0.31 (e),(i) – 1.98 (e) 38.3 (e)
– 10.04 0.40 (c) 136 0.31 (e),(i) – 0.23 (e) 94.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2024(b) $ 10.26 $ 0.28 $ 0.76 $ 1.04 ( $ 0.32) ( $ 0.05) ( $ 0.37) $ 10.93
2023 10.44 0.22 0.12 0.34 (0.21) (0.31) ( 0 .52) 10.26
2022 12.91 0.23 (2.00) (1.77) (0.28) (0.42) (0.70) 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
Institutional shares
2024(b) 10.32 0.31 0.73 1.04 (0.33) (0.05) (0.38) 10.98
2023 10.49 0.26 0.10 0.36 (0.22) (0.31) (0.53) 10.32
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11 .42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
R-6 shares
2024(b) 10.34 0.29 0.76 1.05 (0.33) (0.05) (0.38) 11.01
2023 10.51 0.28 0.08 0.36 (0.22) (0.31) (0.53) 10.34
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.14% (c),(d) $ 218,212 0.17% (e),(f) 0.19% (e),(g) 5.14% (e) 14.5% (e)
3.27 (d) 168,885 0.17 (f) 0.19 (g) 2.07 15.8
(14.50) (d) 96,345 0.23 (f) 0.25 (g) 2.07 18.1
15.07 (d) 55,458 0.23 (f) 0.25 (g) 3.10 20.6
6.21 (d) 29,710 0.28 (f) 0.31 (g) 1.84 32.4
9.44 (d) 19,129 0.30 (f) 0.44 (g) 1.67 31.5
10.07 (c) 16,229 0.05 (e),(h) – 5.63 (e) 14.5 (e)
3.48 16,961 0.05 (h) – 2.49 15.8
(14.35) 18,704 0.05 (h) – 2.72 18.1
15.21 22,888 0.05 (h) – 3.85 20.6
6.54 19,501 0.05 (h) – 2.46 32.4
9.63 22,269 0.05 (h) – 2.41 31.5
10.19 (c) 34,659 0.02 (e),(h) – 5.31 (e) 14.5 (e)
3.51 31,245 0.02 (h) – 2.66 15.8
(14.30) 46,216 0.02 (h) – 2.78 18.1
15.21 58,859 0.02 (h) – 3.98 20.6
6.55 56,576 0.02 (h) – 2.34 32.4
9.73 61,079 0.02 (h) – 1.32 31.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2024(b) $ 10.46 $ 0.29 $ 0.89 $ 1.18 ( $ 0.33) ( $ 0.05) ( $ 0.38) $ 11.26
2023 10.80 0.22 0.15 0.37 (0.21) (0.50) ( 0 .71) 10.46
2022 13.47 0.28 (2.19) (1.91) (0.30) (0.46) (0.76) 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
Institutional shares
2024(b) 10.53 0.30 0.89 1.19 (0.34) (0.05) ( 0 .39) 11.33
2023 10.86 0.26 0.13 0.39 (0.22) (0.50) (0.72) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
R-6 shares
2024(b) 10.53 0.30 0.89 1.19 (0.34) (0.05) (0.39) 11.33
2023 10.86 0.27 0.13 0.40 (0.23) (0.50) (0.73) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.49 1.68 2.17 ( 0 .49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.32% (c),(d) $ 314,779 0.15% (e),(f) 0.17% (e),(g) 5.14% (e) 15.6% (e)
3.57 (d) 265,194 0.16 (f) 0.18 (g) 2.05 18.1
(15.02) (d) 205,008 0.18 (f) 0.20 (g) 2.38 20.4
18.31 (d) 184,994 0.19 (f) 0.21 (g) 2.87 16.2
6.38 (d) 87,239 0.20 (f) 0.23 (g) 1 .71 26.7
9.89 (d) 44,553 0.28 (f) 0.31 (g) 1.42 21.4
11.33 (c) 37,027 0.05 (e),(h) – 5.26 (e) 15.6 (e)
3.77 38,504 0.05 (h) – 2.39 18.1
(14.95) 42,581 0.05 (h) – 2.78 20.4
18.50 58,554 0.05 (h) – 3.44 16.2
6.50 49,188 0.05 (h) – 2.83 26.7
10.11 81,108 0.05 (h) – 2.34 21.4
11.36 (c) 156,898 0.02 (e),(h) – 5.39 (e) 15.6 (e)
3.81 146,660 0.02 (h) – 2.44 18.1
(14.91) 187,400 0.02 (h) – 2.77 20.4
18.54 233,947 0.02 (h) – 3.78 16.2
6.53 212,655 0.02 (h) – 2.28 26.7
10.16 205,364 0.02 (h) – 1.04 21.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2024(b) $ 11.15 $ 0.30 $ 1.07 $ 1.37 ( $ 0.33) ( $ 0.08) ( $ 0.41) $ 12.11
2023 11.43 0.21 0.23 0.44 (0.21) (0.51) ( 0 .72) 11.15
2022 14.27 0.29 (2.42) (2.13) (0.32) (0.39) (0.71) 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
Institutional shares
2024(b) 11.21 0.32 1.07 1.39 (0.34) (0.08) ( 0 .42) 12.18
2023 11.48 0.25 0.21 0.46 (0.22) (0.51) (0.73) 11.21
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
R-6 shares
2024(b) 11.21 0.31 1.08 1.39 (0.34) (0.08) (0.42) 12.18
2023 11.49 0.25 0.21 0.46 (0.23) (0.51) (0.74) 11.21
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12.25 0.47 2.19 2.66 ( 0 .48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.38% (c),(d) $ 526,084 0.14% (e),(f) 0.16% (e),(g) 4.97% (e) 13.9% (e)
4.03 (d) 421,507 0.15 (f) 0.17 (g) 1.81 12.3
(15.71) (d) 272,529 0.18 (f) 0.20 (g) 2.30 13.6
21.94 (d) 207,361 0.19 (f) 0.21 (g) 2.69 14.2
6.36 (d) 95,483 0.20 (f) 0.23 (g) 1 .70 18.6
10.24 (d) 48,991 0.28 (f) 0.31 (g) 1.42 22.5
12.48 (c) 57,172 0.05 (e),(h) – 5.39 (e) 13.9 (e)
4.20 61,975 0.05 (h) – 2.13 12.3
(15.63) 64,787 0.05 (h) – 2.70 13.6
22.14 75,042 0.05 (h) – 3.27 14.2
6.46 58,524 0.05 (h) – 2.38 18.6
10.48 63,839 0.05 (h) – 2.17 22.5
12.52 (c) 185,801 0.02 (e),(h) – 5.10 (e) 13.9 (e)
4.15 158,302 0.02 (h) – 2.19 12.3
(15.60) 178,008 0.02 (h) – 2.73 13.6
22.16 206,615 0.02 (h) – 3.42 14.2
6.49 161,907 0.02 (h) – 2.11 18.6
10.52 129,870 0.02 (h) – 1.13 22.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2024(b) $ 11.23 $ 0.30 $ 1.27 $ 1.57 ( $ 0.32) ( $ 0.09) ( $ 0.41) $ 12.39
2023 11.63 0.16 0.31 0.47 (0.17) (0.70) ( 0 .87) 11.23
2022 14.78 0.28 (2.67) (2.39) (0.32) (0.44) (0.76) 11.63
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
Institutional shares
2024(b) 11.31 0.33 1.26 1.59 (0.33) (0.09) ( 0 .42) 12.48
2023 11.71 0.19 0.30 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
R-6 shares
2024(b) 11.31 0.32 1.27 1.59 (0.34) (0.09) (0.43) 12.47
2023 11.71 0.20 0.29 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.37 0.45 2.63 3.08 ( 0 .46) (0.13) (0.59) 14.86
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.05% (c),(d) $ 461,412 0.15% (e),(f) 0.17% (e),(g) 4.84% (e) 20.9% (e)
4.25 (d) 317,418 0.16 (f) 0.18 (g) 1.41 11.5
(17.04) (d) 203,444 0.19 (f) 0.21 (g) 2.17 16.7
25.23 (d) 177,896 0.20 (f) 0.22 (g) 2.61 14.9
6.42 (d) 78,987 0.22 (f) 0.25 (g) 1 .60 26.7
10.56 (d) 40,498 0.30 (f) 0.37 (g) 1.25 16.3
14.12 (c) 79,605 0.05 (e),(h) – 5.41 (e) 20.9 (e)
4.35 83,006 0.05 (h) – 1.65 11.5
(16.87) 77,067 0.05 (h) – 2.56 16.7
25.38 92,984 0.05 (h) – 2.93 14.9
6.64 60,462 0.05 (h) – 2.92 26.7
10.88 93,111 0.05 (h) – 2.14 16.3
14.07 (c) 285,140 0.02 (e),(h) – 5.16 (e) 20.9 (e)
4.39 245,018 0.02 (h) – 1.70 11.5
(16.84) 237,340 0.02 (h) – 2.54 16.7
25.52 261,855 0.02 (h) – 3.23 14.9
6.67 194,059 0.02 (h) – 2.15 26.7
10.83 161,196 0.02 (h) – 1.15 16.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2024(b) $ 11.82 $ 0.29 $ 1.51 $ 1.80 ( $ 0.31) ( $ 0.11) ( $ 0.42) $ 13.20
2023 12.20 0.17 0.41 0.58 (0.17) (0.79) ( 0 .96) 11.82
2022 15.50 0.31 (2.88) (2.57) (0.34) (0.39) (0.73) 12.20
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
Institutional shares
2024(b) 11.90 0.32 1.51 1.83 (0.32) (0.11) ( 0 .43) 13.30
2023 12.28 0.19 0.41 0.60 (0.19) (0.79) (0.98) 11.90
2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
R-6 shares
2024(b) 11.92 0.31 1.52 1.83 (0.33) (0.11) (0.44) 13.31
2023 12.30 0.20 0.40 0.60 (0.19) (0.79) (0.98) 11.92
2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30
2021 12.64 0.42 3.10 3.52 ( 0 .44) (0.11) (0.55) 15.61
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15.38% (c),(d) $ 313,976 0.16% (e),(f) 0.18% (e),(g) 4.42% (e) 12.5% (e)
4.99 (d) 226,807 0.17 (f) 0.19 (g) 1.37 13.1
(17.38) (d) 158,186 0.20 (f) 0.22 (g) 2.27 12.6
28.22 (d) 143,236 0.21 (f) 0.24 (g) 2.22 10.6
5.94 (d) 60,829 0.24 (f) 0.27 (g) 1 .51 14.3
11.12 (d) 29,770 0.30 (f) 0.40 (g) 1.16 17.4
15.54 (c) 79,403 0.05 (e),(h) – 4.95 (e) 12.5 (e)
5.09 77,698 0.05 (h) – 1.55 13.1
(17.25) 71,210 0.05 (h) – 2.50 12.6
28.46 79,002 0.05 (h) – 2.75 10.6
6.15 54,018 0.05 (h) – 2.31 14.3
11.42 54,756 0.05 (h) – 1.90 17.4
15.46 (c) 227,396 0.02 (e),(h) – 4.69 (e) 12.5 (e)
5.12 183,007 0.02 (h) – 1.62 13.1
(17.21) 167,461 0.02 (h) – 2.55 12.6
28.45 180,539 0.02 (h) – 2.84 10.6
6.17 124,836 0.02 (h) – 2.05 14.3
11.45 94,420 0.02 (h) – 1.17 17.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2024(b) $ 12.05 $ 0.26 $ 1.79 $ 2.05 ( $ 0.28) ( $ 0.13) ( $ 0.41) $ 13.69
2023 12.41 0.15 0.51 0.66 (0.16) (0.86) ( 1 .02) 12.05
2022 15.84 0.30 (2.98) (2.68) (0.35) (0.40) (0.75) 12.41
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
Institutional shares
2024(b) 12.14 0.29 1.79 2.08 (0.29) (0.13) ( 0 .42) 13.80
2023 12.50 0.18 0.50 0.68 (0.18) (0.86) (1.04) 12.14
2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
R-6 shares
2024(b) 12.16 0.28 1.81 2.09 (0.30) (0.13) (0.43) 13.82
2023 12.52 0.19 0.49 0.68 (0.18) (0.86) (1.04) 12.16
2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52
2021 12.66 0.38 3.46 3.84 ( 0 .40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.13% (c),(d) $ 335,070 0.16% (e),(f) 0.18% (e),(g) 3.91% (e) 9.0% (e)
5.74 (d) 234,630 0.18 (f) 0.20 (g) 1.21 10.8
(17.72) (d) 138,511 0.21 (f) 0.23 (g) 2.18 13.5
30.64 (d) 115,496 0.22 (f) 0.24 (g) 1.98 12.9
5.74 (d) 49,746 0.26 (f) 0.29 (g) 1 .60 22.5
11.18 (d) 26,552 0.30 (f) 0.42 (g) 0.94 14.9
17.26 (c) 71,998 0.05 (e),(h) – 4.30 (e) 9.0 (e)
5.83 67,043 0.05 (h) – 1.47 10.8
(17.53) 58,528 0.05 (h) – 2.58 13.5
30.90 68,006 0.05 (h) – 2.42 12.9
5.86 44,657 0.05 (h) – 2.75 22.5
11.49 65,024 0.05 (h) – 1.96 14.9
17.26 (c) 258,803 0.02 (e),(h) – 4.20 (e) 9.0 (e)
5.86 210,538 0.02 (h) – 1.52 10.8
(17.54) 187,431 0.02 (h) – 2.50 13.5
30.97 194,948 0.02 (h) – 2.56 12.9
5.97 137,469 0.02 (h) – 2.08 22.5
11.52 112,973 0.02 (h) – 1.04 14.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2024(b) $ 12.42 $ 0.25 $ 2.03 $ 2.28 ( $ 0.26) ( $ 0.15) ( $ 0.41) $ 14.29
2023 12.82 0.15 0.59 0.74 (0.16) (0.98) ( 1 .14) 12.42
2022 16.35 0.30 (3.09) (2.79) (0.37) (0.37) (0.74) 12.82
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) (0.45) 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
Institutional shares
2024(b) 12.51 0.28 2.02 2.30 (0.28) (0.15) (0.43) 14.38
2023 12.90 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.51
2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12 .51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
R-6 shares
2024(b) 12.53 0.27 2.03 2.30 (0.28) (0.15) (0.43) 14.40
2023 12.92 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.53
2022 16.46 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.92
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1 .16 1.27 (0.22) (0.27) (0.49) 12.53

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.48% (c),(d) $ 171,281 0.18% (e),(f) 0.20% (e),(g) 3.61% (e) 12.6% (e)
6.18 (d) 125,834 0.21 (f) 0.23 (g) 1.15 10.8
(17.90) (d) 86,099 0.24 (f) 0.26 (g) 2.10 15.9
32.92 (d) 70,004 0.26 (f) 0.28 (g) 1.81 13.5
5.58 (d) 30,151 0.30 (f) 0.35 (g) 1.46 14.5
11.20 (d) 14,776 0.30 (f) 0.60 (g) 0.84 17.7
18.48 (c) 58,386 0.05 (e),(h) – 4.02 (e) 12.6 (e)
6.39 56,859 0.05 (h) – 1.38 10.8
(17.75) 49,445 0.05 (h) – 2.52 15.9
33.20 55,809 0.05 (h) – 2.22 13.5
5.80 36,546 0.05 (h) – 2.30 14.5
11.53 38,651 0.05 (h) – 1.80 17.7
18.48 (c) 184,905 0.02 (e),(h) – 3.82 (e) 12.6 (e)
6.42 147,185 0.02 (h) – 1.39 10.8
(17.71) 119,980 0.02 (h) – 2.49 15.9
33.18 122,476 0.02 (h) – 2.30 13.5
5.81 82,272 0.02 (h) – 1.95 14.5
11.62 59,532 0.02 (h) – 0.94 17.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2024(b) $ 12.64 $ 0.23 $ 2.20 $ 2.43 ( $ 0.24) ( $ 0.16) ( $ 0.40) $ 14.67
2023 12.98 0.14 0.64 0.78 (0.15) (0.97) ( 1 .12) 12.64
2022 16.55 0.29 (3.14) (2.85) (0.36) (0.36) (0.72) 12.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) (0.51) 12.73
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
Institutional shares
2024(b) 12.71 0.26 2.20 2.46 (0.26) (0.16) (0.42) 14.75
2023 13.05 0.17 0.64 0.81 (0.18) (0.97) (1.15) 12.71
2022 16.63 0.36 (3.19) (2.83) (0.39) (0.36) (0.75) 13.05
2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
R-6 shares
2024(b) 12.72 0.25 2.21 2.46 (0.26) (0.16) (0.42) 14.76
2023 13.05 0.17 0.65 0.82 (0.18) (0.97) (1.15) 12 .72
2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.37% (c),(d) $ 142,856 0.20% (e),(f) 0.22% (e),(g) 3.29% (e) 10.3% (e)
6.52 (d) 103,198 0.23 (f) 0.25 (g) 1.05 8.5
(18.01) (d) 70,033 0.26 (f) 0.28 (g) 2.05 16.3
34.17 (d) 57,162 0.28 (f) 0.30 (g) 1.65 12.1
5.36 (d) 25,905 0.30 (f) 0.40 (g) 1.39 26.5
11.25 (d) 12,754 0.30 (f) 0.69 (g) 0.95 12.6
19.49 (c) 51,968 0.05 (e),(h) – 3.61 (e) 10.3 (e)
6.68 46,298 0.05 (h) – 1.32 8.5
(17.85) 39,987 0.05 (h) – 2.47 16.3
34.60 43,480 0.05 (h) – 2.04 12.1
5.58 28,345 0.05 (h) – 2.87 26.5
11.60 44,432 0.05 (h) – 1.88 12 .6
19.51 (c) 175,988 0.02 (e),(h) – 3.55 (e) 10.3 (e)
6.80 139,155 0.02 (h) – 1.30 8.5
(17.83) 108,293 0.02 (h) – 2.45 16.3
34.53 105,040 0.02 (h) – 2.08 12.1
5.68 64,444 0.02 (h) – 1.91 26.5
11.52 45,364 0.02 (h) – 0.95 12.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2024(b) $ 13.00 $ 0.23 $ 2.27 $ 2.50 ( $ 0.24) ( $ 0.15) ( $ 0.39) $ 15.11
2023 13.31 0.12 0.68 0.80 (0.16) (0.95) (1.11) 13.00
2022 16.92 0.29 (3.22) (2.93) (0.37) (0.31) (0.68) 13.31
2021 12.86 0.21 4 .28 4.49 (0.30) (0.13) (0.43) 16.92
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) (0.43) 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
Institutional shares
2024(b) 13.10 0.27 2.27 2.54 (0.27) (0.15) (0.42) 15.22
2023 13.40 0.17 0.66 0.83 (0.18) (0.95) (1.13) 13.10
2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40
2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
2020 12.71 0 .29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
R-6 shares
2024(b) 13.13 0.26 2.29 2.55 (0.27) (0.15) (0.42) 15.26
2023 13.43 0.17 0.67 0.84 (0.19) (0.95) (1.14) 13.13
2022 17.04 0.35 (3.25) (2.90) (0.40) (0.31) (0.71) 13.43
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.37% (c),(d) $ 81,181 0.26% (e),(f) 0.28% (e),(g) 3.15% (e) 9.5% (e)
6.44 (d) 55,536 0.30 (f) 0.35 (g) 0.91 7.3
(18.06) (d) 32,146 0.30 (f) 0.39 (g) 1.96 13.4
35.47 (d) 24,427 0.30 (f) 0.44 (g) 1.30 9.1
4.91 (d) 9,235 0.30 (f) 0.73 (g) 1.34 14.2
11.29 (d) 4,097 0.30 (f) 1.63 (g) 0.74 22.3
19.51 (c) 34,428 0.05 (e),(h) – 3.66 (e) 9.5 (e)
6.70 30,824 0.05 (h) – 1.27 7.3
(17.82) 24,173 0.05 (h) – 2.45 13.4
35.76 25,049 0.05 (h) – 1.74 9.1
5.19 13,916 0.05 (h) – 2.30 14.2
11.53 14,697 0.05 (h) – 1.68 22.3
19.57 (c) 107,878 0.02 (e),(h) – 3.49 (e) 9.5 (e)
6.72 80,370 0.02 (h) – 1.24 7.3
(17.77) 55,493 0.02 (h) – 2.39 13.4
35.79 50,453 0.02 (h) – 1.92 9.1
5.26 28,721 0.02 (h) – 1.78 14.2
11.52 17,525 0.02 (h) – 0.77 22.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2024(b) $ 13.39 $ 0.23 $ 2.34 $ 2.57 ( $ 0.25) ( $ 0.14) ( $ 0.39) $ 15.57
2023 13.56 0.12 0.70 0.82 (0.16) (0.83) ( 0 .99) 13.39
2022 17.18 0.27 (3.26) (2.99) (0.38) (0.25) (0.63) 13.56
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
Institutional shares
2024(b) 13.55 0.28 2.35 2.63 (0.28) (0.14) (0.42) 15.76
2023 13.71 0.17 0.69 0.86 (0.19) (0.83) (1.02) 13.55
2022 17.33 0.35 (3.31) (2.96) (0.41) (0.25) (0.66) 13.71
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
R-6 shares
2024(b) 13.59 0.27 2.37 2.64 (0.28) (0.14) (0.42) 15.81
2023 13.74 0.17 0.70 0.87 (0.19) (0.83) (1.02) 13.59
2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.33% (c),(d) $ 43,128 0.30% (e),(f) 0.38% (e),(g) 3.10% (e) 10.4% (e)
6.47 (d) 27,750 0.30 (f) 0.52 (g) 0.89 7.6
(18.08) (d) 15,523 0.30 (f) 0.58 (g) 1.79 13.8
36.20 (d) 9,593 0.30 (f) 0.82 (g) 1.16 12.9
4.97 (d) 3,203 0.30 (f) 1.72 (g) 1.15 31.4
11.30 (d) 1,426 0.30 (f) 3.92 (g) 0.92 15.9
19.53 (c) 15,992 0.05 (e),(h) – 3.71 (e) 10.4 (e)
6.68 14,276 0.05 (h) – 1.23 7.6
(17.80) 10,035 0.05 (h) – 2.35 13.8
36.46 9,423 0.05 (h) – 1.48 12.9
5.30 4,268 0.05 (h) – 2.39 31.4
11.53 5,085 0.05 (h) – 1.53 15.9
19.56 (c) 54,914 0.02 (e),(h) – 3.47 (e) 10.4 (e)
6.74 39,797 0.02 (h) – 1.20 7.6
(17.81) 24,880 0.02 (h) – 2.30 13.8
36.56 19,773 0.02 (h) – 1.70 12.9
5.29 9,905 0.02 (h) – 1.71 31.4
11.61 5,924 0.02 (h) – 0.93 15.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2024(b) $ 12.12 $ 0.21 $ 2.12 $ 2.33 ( $ 0.23) ( $ 0.11) $ – ( $ 0.34) $ 14.11
2023 12.20 0.12 0.62 0.74 (0.16) (0.66) – (0.82) 12.12
2022 15.22 0.30 (2.98) (2.68) (0.34) – – (0.34) 12.20
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) – (0.33) 10.98
Institutional shares
2024(b) 12.31 0 .23 2.16 2.39 (0.25) (0.11) – (0.36) 14.34
2023 12.36 0.14 0.64 0.78 (0.17) (0.66) – (0.83) 12.31
2022 15.38 0.29 (2.96) (2.67) (0.35) – – (0.35) 12.36
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) – (0.33) 11.03
R-6 shares
2024(b) 12.33 0.24 2.14 2.38 (0.25) (0.11) – (0.36) 14.35
2023 12.37 0.13 0.66 0.79 (0.17) (0.66) – (0.83) 12.33
2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11 .45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) – (0.33) 11.03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.40% (c),(d) $ 13,509 0.30% (e),(f) 0.65% (e),(g) 3.11% (e) 15.0% (e)
6.37 (d) 8,800 0.30 (f) 0.87 (g) 0.96 16.3
(18.04) (d) 5,632 0.30 (f) 0.89 (g) 2.26 28.4
36.67 (d) 5,381 0.30 (f) 1.24 (g) 1.19 31.3
5.18 (d) 1,550 0.30 (f) 3.26 (g) 1.34 65.7
11.42 (d) 625 0.30 (f) 7.73 (g) 1.44 143.3
19.58 (c) 2,536 0.05 (e),(h) – 3.31 (e) 15.0 (e)
6.67 1,946 0.05 (h) – 1.11 16.3
(17.81) 1,463 0.05 (h) – 2.12 28.4
37.00 1,312 0.05 (h) – 1.29 31.3
5.52 360 0.05 (h) – 1.59 65.7
11.70 264 0.05 (h) – 1.19 143.3
19.47 (c) 17,297 0.02 (e),(h) – 3.44 (e) 15.0 (e)
6.75 12,636 0.02 (h) – 1.04 16.3
(17.80) 5,956 0.02 (h) – 2.07 28.4
37.09 3,340 0.02 (h) – 1.91 31.3
5.52 1,013 0.02 (h) – 1.56 65.7
11.83 (i) 434 0.02 (h) – 0.13 143.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Dividends from Net
Investment Income
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2024(b) $ 10.15 $ 0.17 $ 1.84 $ 2.01 ( $ 0.20)
2023(h) 10.00 (0.01) 0.16 0.15 –
Institutional shares
2024(b) 10.06 0.14 1.84 1.98 (0.20)
2023(h) 10.00 0.01 0.05 0.06 –
R-6 shares
2024(b) 10.07 0.11 1.87 1.98 (0.20)
2023(h) 10.00 0.01 0.06 0.07 –

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period Total Return
Net Assets, End of Period
(in thousands)
Ratio of Expenses
to Average Net
Assets
Ratio of Gross
Expenses to
Average Net Assets
Ratio of Net
Investment Income
to Average Net
Assets
Portfolio Turnover
Rate
( $ 0.01) ( $ 0.21) $ 11.95 19.91% (c),(d) $ 676 0.30% (e),(f) 5.67% (e),(g) 3.00% (e) 51.9% (e)
– – 10.15 1.50 (c),(d) 355 0.30 (e),(f) 40.52 (e),(g) (0.14) (e) 130.0 (e)
(0.01) (0.21) 11.83 19.78 (c) 146 0.05 (e),(i) – 2.49 (e) 51.9 (e)
– – 10.06 0.60 (c) 36 0.05 (e),(i) – 0.10 (e) 130.0 (e)
(0.01) (0.21) 11.84 19.76 (c) 1,711 0.02 (e),(i) – 1.95 (e) 51.9 (e)
– – 10.07 0.70 (c) 282 0.02 (e),(i) – 0.16 (e) 130.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2024(b) $ 9.33 $ 0.25 $ 0.67 $ 0.92 ( $ 0.31) ( $ 0.04) ( $ 0.35) $ 9.90
2023 9.49 0.20 0.10 0.30 (0.19) (0.27) (0.46) 9.33
2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) (0.60) 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
Institutional shares
2024(b) 9.38 0.28 0.64 0.92 (0.31) (0.04) (0.35) 9.95
2023 9.54 0.25 0.07 0.32 (0.21) (0.27) (0.48) 9.38
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0 .40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
R-6 shares
2024(b) 9.40 0.27 0.66 0.93 (0.32) (0.04) (0.36) 9.97
2023 9.56 0.26 0.06 0.32 (0.21) (0.27) (0.48) 9.40
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) ( 0 .04) (0.21) 10.89

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.86% (c),(d) $ 88,942 0.18% (e),(f) 0.20% (e),(g) 5.13% (e) 14.4% (e)
3.27 (d) 69,130 0.17 (f) 0.19 (g) 2.10 20.7
(14.39) (d) 42,296 0.26 (f) 0.28 (g) 2.23 31.5
9.56 (d) 33,456 0.28 (f) 0.30 (g) 3.38 20.6
6.01 (d) 18,439 0.30 (f) 0.43 (g) 1.72 34.6
8.82 (d) 8,310 0.30 (f) 0.72 (g) 2.07 24.1
9.90 (c) 9,297 0.05 (e),(h) – 5.70 (e) 14.4 (e)
3.42 10,053 0.05 (h) – 2.54 20.7
(14.17) 11,474 0.05 (h) – 2.76 31.5
9.69 17,255 0.05 (h) – 3.74 20.6
6.27 12,454 0.05 (h) – 2.45 34.6
9.20 13,554 0.05 (h) – 2.67 24.1
9.91 (c) 29,554 0.02 (e),(h) – 5.42 (e) 14.4 (e)
3.45 25,367 0.02 (h) – 2.65 20.7
(14.13) 33,623 0.02 (h) – 2.61 31.5
9.78 34,760 0.02 (h) – 4.48 20.6
6.27 33,148 0.02 (h) – 2.42 34.6
9.19 34,983 0.02 (h) – 1.62 24.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2024(b) $ 10.31 $ 0.19 $ 0.82 $ 1.01 ( $ 0.25) $ – ( $ 0.25) $ 11.07
2023 10.46 0.26 0.08 0.34 (0.24) (0.25) (0.49) 10 .31
2022 13.24 0.31 (2.18) (1.87) (0.31) (0.60) (0.91) 10.46
2021 12.51 0.22 0.95 1.17 ( 0 .22) (0.22) (0.44) 13.24
2020 12.43 0.25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
2019 12.19 0.32 0.72 1.04 (0.30) (0.50) (0.80) 12.43
Class J shares
2024(b) 10.14 0.19 0.81 1.00 (0.27) – (0.27) 10.87
2023 10.29 0.26 0.10 0.36 (0.26) (0.25) (0.51) 10.14
2022 13.04 0.32 (2.15) (1.83) (0.32) (0.60) (0.92) 10.29
2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04
2020 12.26 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.33
2019 12.03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.26
Institutional shares
2024(b) 10.21 0.21 0.81 1.02 (0.28) – (0.28) 10.95
2023 10.37 0.30 0.08 0.38 (0.29) (0.25) ( 0 .54) 10.21
2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37
2021 12.41 0.26 0.94 1.20 ( 0 .26) (0.22) (0.48) 13.13
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
2019 12.11 0.36 0.72 1.08 (0.35) (0.50) (0.85) 12.34
R-1 shares
2024(b) 10.22 0.16 0.81 0.97 (0.21) – (0.21) 10.98
2023 10.37 0.20 0.09 0.29 (0.19) (0.25) (0.44) 10.22
2022 13.11 0.25 (2.17) (1.92) (0.22) (0.60) (0.82) 10.37
2021 12.40 0.16 0.92 1.08 (0.15) (0.22) (0.37) 13.11
2020 12.32 0.19 0.43 0.62 (0.21) (0.33) (0.54) 12.40
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) (0.74) 12.32
R-3 shares
2024(b) 10.10 0.17 0.80 0.97 (0.23) – (0.23) 10.84
2023 10.25 0.23 0.09 0.32 (0.22) (0.25) (0.47) 10.10
2022 12.99 0.29 (2.16) (1.87) (0.27) (0.60) (0.87) 10.25
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
2019 11.97 0.30 0.71 1.01 (0.28) (0.50) (0.78) 12.20
R-4 shares
2024(b) 10.13 0.19 0.80 0.99 (0.25) – (0.25) 10.87
2023 10.29 0.25 0.08 0.33 (0.24) (0.25) (0.49) 10.13
2022 13.03 0.32 (2.16) (1.84) (0.30) (0.60) (0.90) 10.29
2021 12.32 0.21 0.94 1.15 (0.22) (0.22) (0.44) 13.03
2020 12.24 0.24 0.43 0.67 (0.26) (0.33) (0.59) 12.32
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
R-5 shares
2024(b) 10.20 0.19 0.82 1.01 (0.26) – (0.26) 10.95
2023 10.36 0.27 0.08 0.35 (0.26) (0.25) (0.51) 10.20
2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39
2019 12.09 0 .33 0.72 1.05 (0.32) (0.50) (0.82) 12.32

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.81% (c),(d) $ 36,508 0.38% (e),(f) – % 3.42% (e) 11.7% (e)
3.28 (d) 35,755 0.38 (f) – 2.43 11.8
(15.14) (d) 16,425 0.38 (f) – 2.72 33.6
9.45 (d) 19,902 0.38 (f) – 1.66 35.0
5.70 (d) 16,214 0.38 (f) – 2.01 31.0
9.31 (d) 16,283 0.38 (f) – 2.63 44.8
9.87 (c),(d) 228,134 0.17 (e),(g) 0.19 (e),(h) 3.62 (e) 11.7 (e)
3.53 (d) 213,892 0.19 (g) 0.21 (h) 2.51 11.8
(15.02) (d) 58,048 0.23 (g) 0.25 (h) 2.87 33.6
9.61 (d) 71,811 0.22 (g) 0.24 (h) 1.84 35.0
5.87 (d) 65,404 0.22 (g) 0.25 (h) 2.18 31.0
9.52 (d) 67,084 0.24 (g) 0.27 (h) 2.75 44.8
10.02 (c) 470,860 0.01 (e),(f) – 3.79 (e) 11.7 (e)
3.64 464,413 0.02 – 2.82 11.8
(14.82) 237,065 0.02 – 3.12 33.6
9.83 337,718 0.02 – 2.04 35.0
6.06 313,363 0.02 – 2.35 31.0
9.71 288,470 0.03 – 3.00 44.8
9.50 (c) 4,473 0.89 (e) – 2.87 (e) 11.7 (e)
2.78 4,275 0.89 – 1.89 11.8
(15.58) 1,686 0.89 – 2.21 33.6
8.82 2,173 0.89 – 1.22 35.0
5.22 2,298 0.89 – 1.55 31.0
8.74 2,935 0.89 – 2.12 44.8
9.65 (c) 18,412 0.58 (e) – 3.24 (e) 11.7 (e)
3.11 19,003 0.58 – 2.20 11.8
(15.36) 7,731 0.58 – 2.56 33.6
9.31 10,552 0.58 – 1.51 35.0
5.45 11,439 0.58 – 1.86 31.0
9.13 13,611 0.58 – 2.59 44.8
9.79 (c) 7,219 0.39 (e) – 3.45 (e) 11.7 (e)
3.20 7,279 0.39 – 2.42 11.8
(15.12) 3,546 0.39 – 2.81 33.6
9.41 5,143 0.39 – 1.67 35.0
5.69 5,101 0.39 – 2.03 31.0
9.40 5,513 0.39 – 2.60 44.8
9.91 (c) 18,631 0.27 (e) – 3.58 (e) 11.7 (e)
3.35 20,170 0.27 – 2.58 11.8
(15.07) 10,147 0.27 – 2.90 33.6
9.64 13,279 0.27 – 1.84 35.0
5.79 16,430 0.27 – 2.14 31.0
9.42 19,181 0.27 – 2.75 44.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2024(b) $ 23.39 $ 0.28 $ 1.69 $ 1.97 ( $ 0.28) $ – $ – ( $ 0.28) $ 25.08
2023 25.62 0.53 (1.88) (1.35) (0.54) (0.26) (0.08) (0.88) 23.39
2022 33.58 0.32 (6.82) (6.50) (0.35) (1.11) – (1.46) 25.62
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) – (0.62) 33.58
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) – (0.68) 23.53
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) – (0.90) 28.63
Class C shares
2024(b) 22.91 0.16 1.65 1.81 (0.16) – – (0.16) 24.56
2023 25.11 0.30 (1.85) (1.55) (0.33) (0.26) (0.06) (0.65) 22.91
2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) – (1.22) 25.11
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) – (0.40) 32.93
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) – (0.47) 23.08
2019 22.77 0.11 5.91 6.02 (0.14) (0.57) – (0.71) 28.08
Class J shares
2024(b) 22.55 0.29 1.62 1.91 (0.29) – – (0.29) 24.17
2023 24.75 0.54 (1.83) (1.29) (0.56) (0.26) (0.09) (0.91) 22.55
2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) – (1.50) 24.75
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) – (0.66) 32.49
2020 27.76 0.36 (4.62) (4.26) (0.55) (0.16) – (0.71) 22.79
2019 22.52 0.33 5.84 6.17 (0.36) (0.57) – (0.93) 27.76
Institutional shares
2024(b) 23.40 0.33 1.68 2.01 (0.32) – – (0.32) 25.09
2023 25.65 0.63 (1.90) (1.27) (0.62) (0.26) (0.10) (0.98) 23.40
2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) – (1.56) 25.65
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) – (0.72) 33.61
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) – (0.76) 23.55
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) – (0.99) 28.66
R-1 shares
2024(b) 23.07 0.22 1.66 1.88 (0.22) – – (0.22) 24.73
2023 25.29 0.41 (1.86) (1.45) (0.44) (0.26) (0.07) (0.77) 23.07
2022 33.15 0.17 (6.72) (6.55) (0.20) (1.11) – (1.31) 25.29
2021 23.24 0.11 10.29 10.40 (0.17) (0.32) – (0.49) 33.15
2020 28.26 0.23 (4.70) (4.47) (0.39) (0.16) – (0.55) 23.24
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) – (0.80) 28.26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.32% (c),(d) $ 178,843 1.21% (e) – % 2.16% (e) 41.9% (e)
(5.50) (d) 182,522 1.22 – 2.06 16.1
(20.14) (d) 283,213 1.20 – 1.05 18.7
45.87 (d) 348,715 1.21 – 0.88 31.0
(15.56) (d) 286,896 1.24 – 1.33 35.1
28.09 (d) 370,891 1.26 – 1.20 20.1
7.84 (c),(d) 16,729 2.12 (e) – 1.25 (e) 41.9 (e)
(6.34) (d) 18,401 2.10 – 1.19 16.1
(20.76) (d) 27,677 1.99 – 0.25 18.7
44.73 (d) ,(f) 40,295 1.99 – 0.16 31.0
(16.21) (d),(f) 34,198 2.02 – 0.55 35.1
27.10 (d) 53,250 2.05 – 0.44 20.1
8.38 (c),(d) 121,195 1.09 (e),(g) 1.11 (e),(h) 2.29 (e) 41.9 (e)
(5.44) (d) 119,508 1.13 (g) 1.15 (h) 2.15 16.1
(20.04) (d),(f) 139,555 1.07 (g) 1.09 (h) 1.18 18.7
46.09 (d),(f) 185,393 1.08 (g) 1.10 (h) 1.00 31.0
(15.45) (d) 134,897 1.10 (g) 1.13 (h) 1.46 35.1
28.24 (d) 181,025 1.14 (g) 1.17 (h) 1.33 20.1
8.50 (c) 3,191,099 0.86 (e),(i) – 2.51 (e) 41.9 (e)
(5.19) 2,867,558 0.86 (i) – 2.42 16.1
(19.85) 3,291,840 0.86 (i) – 1.39 18.7
46.34 3,930,727 0.89 (i) – 1.06 31.0
(15.27) 2,160,526 0.91 (i) – 1.66 35.1
28.54 2,411,326 0.91 (i) – 1.53 20.1
8.06 (c) 1,945 1.68 (e) – 1.69 (e) 41.9 (e)
(5.94) 1,939 1 .68 – 1.61 16.1
(20.49) 2,230 1.68 – 0.57 18.7
45.20 2,955 1.68 – 0.37 31.0
(15.94) 2,141 1.68 – 0.90 35.1
27.54 4,368 1.69 – 0.79 20.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
R-3 shares
2024(b) $ 22 .69 $ 0 .25 $ 1 .64 $ 1 .89 ( $ 0 .26 ) $ – $ – ( $ 0 .26 ) $ 24 .32
2023 24 .89 0 .48 ( 1 .83 ) ( 1 .35 ) ( 0 .51 ) ( 0 .26 ) ( 0 .08 ) ( 0 .85 ) 22 .69
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) – ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) – ( 0 .59 ) 32 .66
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) – ( 0 .64 ) 22 .91
2019 22 .62 0 .28 5 .87 6 .15 ( 0 .31 ) ( 0 .57 ) – ( 0 .88 ) 27 .89
R-4 shares
2024(b) 22 .39 0 .27 1 .62 1 .89 ( 0 .28 ) – – ( 0 .28 ) 24 .00
2023 24 .57 0 .51 ( 1 .80 ) ( 1 .29 ) ( 0 .54 ) ( 0 .26 ) ( 0 .09 ) ( 0 .89 ) 22 .39
2022 32 .26 0 .32 ( 6 .54 ) ( 6 .22 ) ( 0 .36 ) ( 1 .11 ) – ( 1 .47 ) 24 .57
2021 22 .63 0 .27 10 .00 10 .27 ( 0 .32 ) ( 0 .32 ) – ( 0 .64 ) 32 .26
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .69 ) 22 .63
2019 22 .37 0 .32 5 .80 6 .12 ( 0 .35 ) ( 0 .57 ) – ( 0 .92 ) 27 .57
R-5 shares
2024(b) 22 .44 0 .30 1 .61 1 .91 ( 0 .30 ) – – ( 0 .30 ) 24 .05
2023 24 .63 0 .55 ( 1 .81 ) ( 1 .26 ) ( 0 .58 ) ( 0 .26 ) ( 0 .09 ) ( 0 .93 ) 22 .44
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) – ( 0 .67 ) 32 .34
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) – ( 0 .73 ) 22 .68
2019 22 .42 0 .36 5 .80 6 .16 ( 0 .38 ) ( 0 .57 ) – ( 0 .95 ) 27 .63
R-6 shares
2024(b) 23 .39 0 .34 1 .68 2 .02 ( 0 .33 ) – – ( 0 .33 ) 25 .08
2023 25 .64 0 .64 ( 1 .89 ) ( 1 .25 ) ( 0 .64 ) ( 0 .26 ) ( 0 .10 ) ( 1 .00 ) 23 .39
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) – ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) – ( 0 .74 ) 33 .60
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) – ( 0 .79 ) 23 .55
2019 23 .22 0 .42 6 .04 6 .46 ( 0 .45 ) ( 0 .57 ) – ( 1 .02 ) 28 .66

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .22% (c) $ 25,658 1 .37% (d) 2 .00% (d) 41 .9% (d)
( 5 .65 ) 26,311 1 .37 1 .92 16 .1
( 20 .26 ) 33,778 1 .37 0 .88 18 .7
45 .63 46,314 1 .37 0 .59 31 .0
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
27 .96 43,588 1 .38 1 .11 20 .1
8 .35 (c) 10,730 1 .18 (d) 2 .18 (d) 41 .9 (d)
( 5 .49 ) 11,008 1 .18 2 .04 16 .1
( 20 .10 ) 22,634 1 .18 1 .08 18 .7
45 .92 31,739 1 .18 0 .95 31 .0
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
28 .20 37,265 1 .19 1 .32 20 .1
8 .40 (c) 68,012 1 .06 (d) 2 .34 (d) 41 .9 (d)
( 5 .35 ) 75,824 1 .06 2 .22 16 .1
( 20 .01 ) 87,270 1 .06 1 .19 18 .7
46 .10 114,006 1 .06 1 .04 31 .0
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
28 .34 149,005 1 .07 1 .48 20 .1
8 .52 (c) 1,867,896 0 .81 (d) 2 .57 (d) 41 .9 (d)
( 5 .14 ) 1,849,047 0 .81 2 .47 16 .1
( 19 .79 ) 1,854,169 0 .80 1 .46 18 .7
46 .43 2,045,827 0 .80 (e) 1 .38 31 .0
( 15 .18 ) 1,643,165 0 .81 (e) 1 .75 35 .1
28 .67 1,914,954 0 .81 (e) 1 .65 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2024(b) $ 13.81 $ 0.20 $ 1.85 $ 2.05 ( $ 0.19) $ – ( $ 0.19) $ 15.67
2023 14.16 0.24 0.51 0.75 (0.23) (0.87) (1.10) 13.81
2022 18.95 0.32 (3.38) (3.06) (0.30) (1.43) (1.73) 14.16
2021 15.64 0.20 3.58 3.78 (0.19) (0.28) (0.47) 18.95
2020 15.73 0.25 0.25 0.50 (0.23) (0.36) (0.59) 15.64
2019 15.50 0.30 1.30 1.60 (0.32) (1.05) (1.37) 15.73
Class C shares
2024(b) 13.44 0.13 1.81 1.94 (0.13) – (0.13) 15.25
2023 13.81 0.13 0.48 0.61 (0.11) (0.87) (0.98) 13.44
2022 18.53 0.20 (3.30) (3.10) (0.19) (1.43) (1.62) 13.81
2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18.53
2020 15.46 0.14 0.24 0.38 (0.12) (0.36) (0.48) 15.36
2019 15.25 0.24 1.22 1.46 (0.20) (1.05) (1.25) 15.46
Class J shares
2024(b) 13.15 0.20 1 .77 1.97 (0.21) – (0.21) 14.91
2023 13.54 0.25 0.48 0.73 (0.25) (0.87) (1.12) 13.15
2022 18.20 0.32 (3.22) (2.90) (0.33) (1.43) (1.76) 13.54
2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20
2020 15.15 0.27 0.25 0.52 (0.26) (0.36) (0.62) 15.05
2019 14.98 0.32 1 .25 1.57 (0.35) (1.05) (1.40) 15.15
Institutional shares
2024(b) 13.49 0.21 1.82 2.03 (0.21) – (0.21) 15.31
2023 13.86 0.27 0.50 0.77 (0.27) (0.87) (1.14) 13.49
2022 18.60 0.37 (3.32) (2.95) (0.36) (1.43) (1.79) 13 .86
2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60
2020 15.45 0.29 0.26 0.55 (0.28) (0.36) (0.64) 15.36
2019 15.25 0.35 1.27 1.62 (0.37) (1.05) (1.42) 15.45

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.87% (c),(d) $ 2,080,196 0.60% (e) – % 2.55% (e) 17.1% (e)
5.44 (d) 1,897,327 0.62 – 1.66 26.1
(17.52) (d) 1,965,970 0.60 – 1.98 50.4
24.55 (d) 2,523,065 0.59 – 1.11 31.3
3.26 (d) 2,060,672 0.61 – 1.64 17.3
11.57 (d) 2,194,735 0.62 (f) – 1.99 13.4
14.46 (c),(d) 124,725 1.40 (e) – 1.78 (e) 17.1 (e)
4.59 (d) 130,921 1.40 – 0.93 26.1
(18.16) (d) 174,776 1.38 – 1.26 50.4
23.57 (d) 281,665 1.37 – 0.37 31.3
2.48 (d) 322,006 1.38 – 0.90 17.3
10.77 (d) 384,622 1.38 (f) – 1.62 13.4
14.97 (c),(d) 1,458,346 0.43 (e),(g) 0.45 (e),(h) 2.71 (e) 17.1 (e)
5.59 (d) 1,263,792 0.44 (g) 0.46 (h) 1.82 26.1
(17.39) (d) 1,158,071 0.45 (g) 0.47 (h) 2.11 50.4
24.65 (d) 1,336,353 0.44 (g) 0.47 (h) 1.25 31.3
3.51 (d) 1,071,910 0.44 (g) 0.47 (h) 1.80 17.3
11.78 (d) 1,092,386 0.44 (g) 0.47 (h) 2.21 13.4
15.10 (c) 662,843 0.29 (e) – 2.84 (e) 17.1 (e)
5.75 642,053 0.30 – 1.96 26.1
(17.32) 649,784 0.29 – 2.34 50.4
24.93 896,603 0.28 – 1.42 31.3
3.66 747,015 0.30 – 1.95 17.3
11.93 778,336 0.29 (f) – 2.36 13.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2024(b) $ 13 .44 $ 0 .15 $ 1 .80 $ 1 .95 ( $ 0 .15 ) $ – ( $ 0 .15 ) $ 15 .24
2023 13 .81 0 .16 0 .49 0 .65 ( 0 .15 ) ( 0 .87 ) ( 1 .02 ) 13 .44
2022 18 .53 0 .22 ( 3 .29 ) ( 3 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
R-3 shares
2024(b) 13 .42 0 .17 1 .81 1 .98 ( 0 .17 ) – ( 0 .17 ) 15 .23
2023 13 .80 0 .19 0 .49 0 .68 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 13 .42
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
R-4 shares
2024(b) 13 .48 0 .18 1 .82 2 .00 ( 0 .19 ) – ( 0 .19 ) 15 .29
2023 13 .85 0 .22 0 .50 0 .72 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 13 .48
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
R-5 shares
2024(b) 13 .47 0 .20 1 .81 2 .01 ( 0 .20 ) – ( 0 .20 ) 15 .28
2023 13 .84 0 .24 0 .50 0 .74 ( 0 .24 ) ( 0 .87 ) ( 1 .11 ) 13 .47
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .56% (c) $ 2,122 1 .16% (d) 2 .00% (d) 17 .1% (d)
4 .84 1,890 1 .16 1 .17 26 .1
( 17 .99 ) 2,220 1 .16 1 .41 50 .4
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (e) 1 .53 13 .4
14 .80 (c) 21,169 0 .85 (d) 2 .31 (d) 17 .1 (d)
5 .12 19,264 0 .85 1 .40 26 .1
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (e) 1 .90 13 .4
14 .84 (c) 10,690 0 .66 (d) 2 .46 (d) 17 .1 (d)
5 .37 9,177 0 .66 1 .60 26 .1
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (e) 2 .20 13 .4
14 .91 (c) 27,873 0 .54 (d) 2 .63 (d) 17 .1 (d)
5 .51 29,840 0 .54 1 .74 26 .1
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (e) 2 .15 13 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2024(b) $ 10.73 $ 0.19 $ 1.04 $ 1.23 ( $ 0.19) $ – ( $ 0.19) $ 11.77
2023 10.85 0.23 0.14 0.37 (0.22) (0.27) (0.49) 10.73
2022 13.95 0.26 (2.41) (2.15) (0.25) (0.70) (0.95) 10.85
2021 12.17 0.19 1.92 2.11 (0.19) ( 0 .14) (0.33) 13.95
2020 12.16 0.22 0.17 0.39 (0.22) (0.16) (0.38) 12.17
2019 11.86 0.27 0.86 1 .13 (0.29) (0.54) (0.83) 12.16
Class C shares
2024(b) 10.59 0.15 1.02 1.17 (0.14) – (0.14) 11.62
2023 10.71 0.15 0.13 0.28 (0.13) (0.27) (0.40) 10.59
2022 13.78 0.16 (2.38) (2.22) (0.15) (0.70) (0.85) 10.71
2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78
2020 12.02 0.14 0.16 0.30 (0.13) (0.16) (0.29) 12.03
2019 11.73 0.21 0.82 1.03 (0.20) (0.54) (0.74) 12.02
Class J shares
2024(b) 10.54 0.20 1.03 1.23 (0.20) – (0.20) 11.57
2023 10.67 0.24 0.14 0.38 (0.24) (0.27) (0.51) 10.54
2022 13.74 0.27 (2.37) (2.10) (0.27) (0.70) (0.97) 10.67
2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74
2020 11.99 0.24 0.16 0.40 (0.24) (0.16) (0.40) 11.99
2019 11.71 0.30 0.83 1.13 (0.31) (0.54) (0.85) 11.99
Institutional shares
2024(b) 10.59 0.21 1.03 1.24 (0.21) – (0.21) 11.62
2023 10.71 0.26 0.15 0.41 (0.26) (0.27) (0.53) 10.59
2022 13.79 0.29 (2.38) (2.09) (0.29) (0.70) (0.99) 10.71
2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79
2020 12.04 0.26 0.15 0.41 (0.26) (0.16) (0.42) 12.03
2019 11.74 0.32 0.85 1.17 (0.33) (0.54) (0.87) 12.04

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.47% (c),(d) $ 515,061 0.60% (e) – % 3.33% (e) 17.3% (e)
3.42 (d) 492,836 0.62 – 2.06 25.5
(16.39) (d) 521,254 0.61 – 2.11 55.3
17.49 (d) 650,919 0.60 – 1.41 29.9
3.28 (d) 545,903 0.61 – 1.87 19.4
10.22 (d) 553,362 0.63 (f) – 2.34 15.0
11.07 (c),(d) 44,058 1.42 (e) – 2.57 (e) 17.3 (e)
2.58 (d) 47,961 1.42 – 1.33 25.5
(17.06) (d) 70,882 1.38 – 1.37 55.3
16.66 (d) 114,412 1.37 – 0.66 29.9
2.50 (d) 137,283 1.37 – 1.14 19.4
9.37 (d) 160,672 1.38 (f) – 1.82 15.0
11.69 (c),(d) 959,225 0.43 (e),(g) 0.45 (e),(h) 3.49 (e) 17.3 (e)
3.57 (d) 852,351 0.44 (g) 0.46 (h) 2.22 25.5
(16.28) (d) 776,202 0.45 (g) 0.47 (h) 2.25 55.3
17.69 (d) 869,500 0.44 (g) 0.47 (h) 1.56 29.9
3.43 (d) 691,410 0.44 (g) 0.47 (h) 2.03 19.4
10.39 (d) 672,096 0.44 (g) 0.47 (h) 2.55 15.0
11.69 (c) 189,176 0.31 (e) – 3 .63 (e) 17.3 (e)
3.79 186,288 0.31 – 2.37 25.5
(16.17) 206,697 0.30 – 2.43 55.3
17.89 268,505 0.29 – 1.71 29.9
3.48 239,975 0.30 – 2.20 19.4
10.70 267,892 0.30 (f) – 2.77 15.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2024(b) $ 10 .55 $ 0 .16 $ 1 .02 $ 1 .18 ( $ 0 .16 ) $ – ( $ 0 .16 ) $ 11 .57
2023 10 .67 0 .17 0 .14 0 .31 ( 0 .16 ) ( 0 .27 ) ( 0 .43 ) 10 .55
2022 13 .74 0 .19 ( 2 .38 ) ( 2 .19 ) ( 0 .18 ) ( 0 .70 ) ( 0 .88 ) 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
R-3 shares
2024(b) 10 .57 0 .17 1 .03 1 .20 ( 0 .18 ) – ( 0 .18 ) 11 .59
2023 10 .69 0 .19 0 .16 0 .35 ( 0 .20 ) ( 0 .27 ) ( 0 .47 ) 10 .57
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
R-4 shares
2024(b) 10 .59 0 .19 1 .02 1 .21 ( 0 .19 ) – ( 0 .19 ) 11 .61
2023 10 .71 0 .22 0 .15 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .59
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
R-5 shares
2024(b) 10 .58 0 .19 1 .03 1 .22 ( 0 .19 ) – ( 0 .19 ) 11 .61
2023 10 .71 0 .23 0 .14 0 .37 ( 0 .23 ) ( 0 .27 ) ( 0 .50 ) 10 .58
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .16% (c) $ 1,304 1 .16% (d) 2 .85% (d) 17 .3% (d)
2 .89 1,379 1 .17 1 .52 25 .5
( 16 .88 ) 1,649 1 .16 1 .55 55 .3
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (e) 1 .83 15 .0
11 .34 (c) 11,072 0 .85 (d) 3 .03 (d) 17 .3 (d)
3 .23 8,792 0 .86 1 .77 25 .5
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (e) 2 .13 15 .0
11 .41 (c) 9,935 0 .66 (d) 3 .28 (d) 17 .3 (d)
3 .40 9,339 0 .67 2 .02 25 .5
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (e) 2 .39 15 .0
11 .57 (c) 20,114 0 .54 (d) 3 .37 (d) 17 .3 (d)
3 .45 19,409 0 .55 2 .11 25 .5
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (e) 2 .45 15 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2024(b) $ 15.91 $ 0.18 $ 2.61 $ 2.79 ( $ 0.22) $ – ( $ 0.22) $ 18.48
2023 16.64 0.19 0.87 1.06 (0.17) (1.62) (1.79) 15.91
2022 22.20 0.33 (4.18) (3.85) (0.26) (1.45) (1.71) 16.64
2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20
2020 17.55 0.25 0.30 0.55 (0.25) (0.44) (0.69) 17.41
2019 17.76 0.25 1 .62 1.87 (0.26) (1.82) (2.08) 17.55
Class C shares
2024(b) 14.22 0.10 2.33 2.43 (0.07) – (0.07) 16.58
2023 15.03 0.06 0.79 0.85 (0.04) (1.62) (1.66) 14.22
2022 20.21 0.18 (3.82) (3.64) (0.09) (1.45) (1.54) 15.03
2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21
2020 16.09 0.11 0.26 0.37 (0.11) (0.44) (0.55) 15.91
2019 16.45 0.21 1.40 1.61 (0.15) (1.82) (1.97) 16.09
Class J shares
2024(b) 15.09 0 .19 2.46 2.65 (0.25) – (0.25) 17.49
2023 15.87 0.20 0.84 1.04 (0.20) (1.62) (1.82) 15.09
2022 21.26 0.34 (3.99) (3.65) (0.29) (1.45) (1.74) 15.87
2021 16.70 0.19 5.05 5.24 (0.27) (0.41) ( 0 .68) 21.26
2020 16.87 0.26 0.29 0.55 (0.28) (0.44) (0.72) 16.70
2019 17.16 0.28 1 .54 1.82 (0.29) (1.82) (2.11) 16.87
Institutional shares
2024(b) 15.42 0.20 2.52 2.72 (0.27) – (0.27) 17.87
2023 16.18 0.23 0.85 1.08 (0.22) (1.62) (1.84) 15.42
2022 21.64 0.38 (4.07) (3.69) (0.32) (1.45) (1.77) 16 .18
2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64
2020 17.14 0.30 0.29 0.59 (0.31) (0.44) (0.75) 16.98
2019 17.40 0.31 1.57 1.88 (0.32) (1.82) (2.14) 17.14

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.57% (c),(d) $ 1,659,307 0.60% (e) – % 2.02% (e) 18.8% (e)
6.95 (d) 1,484,518 0.62 – 1.16 25.6
(18.70) (d) 1,508,702 0.60 – 1.76 52.4
31.84 (d) 1,979,014 0.59 – 0.81 34.3
3.11 (d) 1,570,186 0.61 – 1.46 16.2
12.74 (d) 1,683,156 0.63 (f) – 1.50 10.9
17.10 (c),(d) 90,589 1.41 (e) – 1.24 (e) 18.8 (e)
6.19 (d) 92,295 1.42 – 0.40 25.6
(19.39) (d) 121,737 1.37 – 1.05 52.4
30.82 (d) 190,605 1.38 – 0.07 34.3
2.28 (d) 204,754 1.37 – 0.74 16.2
11.92 (d) 242,084 1.39 (f) – 1.36 10.9
17.62 (c),(d) 807,969 0.43 (e),(g) 0.45 (e),(h) 2.18 (e) 18.8 (e)
7.19 (d) 690,996 0.45 (g) 0.47 (h) 1.32 25.6
(18.59) (d) 636,126 0.45 (g) 0.47 (h) 1.90 52.4
32.04 (d) 778,913 0.45 (g) 0.47 (h) 0.95 34.3
3.25 (d) 575,978 0.45 (g) 0.48 (h) 1.61 16.2
12.96 (d) 582,101 0.45 (g) 0.48 (h) 1.76 10.9
17.71 (c) 437,210 0.30 (e) – 2.31 (e) 18.8 (e)
7.35 397,434 0.30 – 1.47 25.6
(18.48) 395,979 0.29 – 2.08 52.4
32.27 539,619 0.29 – 1.12 34.3
3.40 430,895 0.30 – 1.79 16.2
13.14 474,902 0.30 (f) – 1.92 10.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2024(b) $ 15 .05 $ 0 .12 $ 2 .47 $ 2 .59 ( $ 0 .10 ) $ – ( $ 0 .10 ) $ 17 .54
2023 15 .83 0 .10 0 .83 0 .93 ( 0 .09 ) ( 1 .62 ) ( 1 .71 ) 15 .05
2022 21 .22 0 .21 ( 3 .99 ) ( 3 .78 ) ( 0 .16 ) ( 1 .45 ) ( 1 .61 ) 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
R-3 shares
2024(b) 15 .06 0 .15 2 .47 2 .62 ( 0 .18 ) – ( 0 .18 ) 17 .50
2023 15 .82 0 .15 0 .83 0 .98 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .06
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
R-4 shares
2024(b) 15 .36 0 .16 2 .53 2 .69 ( 0 .21 ) – ( 0 .21 ) 17 .84
2023 16 .12 0 .20 0 .83 1 .03 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .36
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
R-5 shares
2024(b) 15 .26 0 .18 2 .50 2 .68 ( 0 .23 ) – ( 0 .23 ) 17 .71
2023 16 .03 0 .19 0 .84 1 .03 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .26
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .24% (c) $ 1,291 1 .16% (d) 1 .43% (d) 18 .8% (d)
6 .44 1,114 1 .16 0 .66 25 .6
( 19 .18 ) 1,557 1 .16 1 .16 52 .4
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (e) 1 .13 10 .9
17 .42 (c) 8,512 0 .85 (d) 1 .81 (d) 18 .8 (d)
6 .80 7,737 0 .85 0 .98 25 .6
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (e) 1 .49 10 .9
17 .56 (c) 5,447 0 .66 (d) 1 .89 (d) 18 .8 (d)
6 .98 4,143 0 .66 1 .27 25 .6
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (e) 1 .61 10 .9
17 .65 (c) 27,504 0 .54 (d) 2 .10 (d) 18 .8 (d)
7 .04 24,555 0 .54 1 .21 25 .6
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (e) 1 .66 10 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2024(b) $ 10.75 $ 0.23 $ 0.77 $ 1.00 ( $ 0.24) $ – ( $ 0.24) $ 11.51
2023 10.78 0.26 (0.03) 0.23 (0.26) – (0.26) 10.75
2022 13.56 0.28 (2.25) (1.97) (0.28) (0.53) (0.81) 10.78
2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13.56
2020 12.40 0.25 0.03 0.28 (0.25) (0.05) (0.30) 12.38
2019 12.08 0.34 0.79 1.13 (0.34) (0.47) (0.81) 12.40
Class C shares
2024(b) 10.62 0.19 0.76 0.95 (0.19) – (0.19) 11.38
2023 10.66 0.18 (0.05) 0.13 (0.17) – (0.17) 10.62
2022 13.41 0.19 (2.22) (2.03) (0.19) (0.53) (0.72) 10.66
2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13.41
2020 12.26 0.16 0.03 0.19 (0.16) (0.05) (0.21) 12.24
2019 11.96 0.25 0.77 1.02 (0.25) (0.47) (0.72) 12.26
Class J shares
2024(b) 10.63 0.24 0.77 1.01 (0.25) – (0.25) 11.39
2023 10.67 0.28 (0.04) 0.24 (0.28) – (0.28) 10.63
2022 13.43 0.29 (2.22) (1.93) (0.30) (0.53) (0.83) 10.67
2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43
2020 12.29 0.27 0.02 0.29 (0.27) (0.05) (0.32) 12.26
2019 11.98 0.36 0.78 1.14 (0.36) (0.47) (0.83) 12.29
Institutional shares
2024(b) 10.70 0.25 0.77 1.02 (0.25) – (0.25) 11.47
2023 10.74 0.29 (0.04) 0.25 (0.29) – (0.29) 10.70
2022 13.51 0.31 (2.23) (1.92) (0.32) (0.53) (0.85) 10.74
2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51
2020 12.36 0.28 0.03 0.31 (0.28) (0.05) (0.33) 12.34
2019 12.04 0.37 0.79 1.16 (0.37) (0.47) (0.84) 12.36

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.25% (c),(d) $ 924,817 0.60% (e) – % 4.03% (e) 24.8% (e)
2.05 (d) 919,005 0.61 – 2.33 20.8
(15.28) (d) 1,032,096 0.60 – 2.32 57.3
12.40 (d) 1,289,067 0.59 – 1.72 29.3
2.30 (d) 1,085,818 0.60 – 2.04 35.9
9.93 (d) 1,057,769 0.61 (f) – 2.82 11.1
8.92 (c),(d) 82,079 1.41 (e) – 3.27 (e) 24.8 (e)
1.15 (d) 91,832 1.40 – 1.60 20.8
(15.90) (d) 135,741 1.38 – 1.57 57.3
11.58 (d) 205,567 1.36 – 0.96 29.3
1.54 (d) 237,410 1.37 – 1.29 35.9
9.02 (d) 265,220 1.37 (f) – 2.13 11.1
9.46 (c),(d) 1,115,361 0.43 (e),(g) 0.45 (e),(h) 4.19 (e) 24.8 (e)
2.16 (d) 1,064,611 0.43 (g) 0.45 (h) 2.49 20.8
(15.14) (d) 1,086,460 0.44 (g) 0.46 (h) 2.48 57.3
12.61 (d) 1,321,469 0.44 (g) 0.46 (h) 1.88 29.3
2.42 (d) 1,132,937 0.43 (g) 0.46 (h) 2.22 35.9
10.13 (d) 1,139,080 0.43 (g) 0.46 (h) 3.01 11.1
9.54 (c) 171,249 0.32 (e) – 4.31 (e) 24.8 (e)
2.25 164,167 0.32 – 2.60 20.8
(15.01) 173,873 0.31 – 2.62 57.3
12.68 236,379 0.31 – 2.00 29.3
2.60 200,957 0.32 – 2.33 35.9
10.29 220,903 0.32 (f) – 3.12 11.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2024(b) $ 10 .64 $ 0 .19 $ 0 .76 $ 0 .95 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 11 .39
2023 10 .68 0 .19 ( 0 .03 ) 0 .16 ( 0 .20 ) – ( 0 .20 ) 10 .64
2022 13 .44 0 .21 ( 2 .23 ) ( 2 .02 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
R-3 shares
2024(b) 10 .68 0 .22 0 .76 0 .98 ( 0 .22 ) – ( 0 .22 ) 11 .44
2023 10 .71 0 .24 ( 0 .04 ) 0 .20 ( 0 .23 ) – ( 0 .23 ) 10 .68
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
R-4 shares
2024(b) 10 .69 0 .22 0 .77 0 .99 ( 0 .23 ) – ( 0 .23 ) 11 .45
2023 10 .73 0 .25 ( 0 .04 ) 0 .21 ( 0 .25 ) – ( 0 .25 ) 10 .69
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
R-5 shares
2024(b) 10 .68 0 .20 0 .80 1 .00 ( 0 .24 ) – ( 0 .24 ) 11 .44
2023 10 .72 0 .26 ( 0 .04 ) 0 .22 ( 0 .26 ) – ( 0 .26 ) 10 .68
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .96% (c) $ 2,777 1 .16% (d) 3 .42% (d) 24 .8% (d)
1 .41 2,338 1 .16 1 .71 20 .8
( 15 .73 ) 2,079 1 .16 1 .74 57 .3
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (e) 2 .23 11 .1
9 .18 (c) 3,087 0 .85 (d) 3 .85 (d) 24 .8 (d)
1 .81 3,109 0 .85 2 .15 20 .8
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (e) 2 .60 11 .1
9 .27 (c) 3,551 0 .66 (d) 3 .92 (d) 24 .8 (d)
1 .91 3,359 0 .66 2 .23 20 .8
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (e) 2 .87 11 .1
9 .36 (c) 19,301 0 .54 (d) 3 .56 (d) 24 .8 (d)
2 .03 7,888 0 .54 2 .37 20 .8
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (e) 2 .93 11 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2024(b) $ 18.11 $ 0.18 $ 3.33 $ 3.51 ( $ 0.17) ( $ 0.06) ( $ 0.23) $ 21.39
2023 18.24 0.14 1.32 1.46 (0.13) (1.46) (1.59) 18.11
2022 24.57 0.34 (4.93) (4.59) (0.34) (1.40) (1.74) 18.24
2021 18.57 0.17 6.67 6.84 ( 0 .17) (0.67) (0.84) 24.57
2020 18.67 0.21 0.53 0.74 (0.25) (0.59) (0.84) 18.57
2019 19.81 0.22 1.86 2.08 (0.33) (2.89) (3.22) 18.67
Class C shares
2024(b) 15.54 0.08 2.87 2.95 (0.03) (0.06) (0.09) 18.40
2023 15.88 (0.01) 1.13 1.12 – (1.46) (1.46) 15.54
2022 21.60 0.17 (4.33) (4.16) (0.16) (1.40) (1.56) 15.88
2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60
2020 16.60 0.07 0.46 0.53 (0.11) (0.59) (0.70) 16.43
2019 17.98 0.18 1.54 1.72 (0.21) (2.89) (3.10) 16.60
Class J shares
2024(b) 17 .18 0.18 3.17 3.35 (0.21) (0.06) (0.27) 20.26
2023 17.39 0.15 1.26 1.41 (0.16) (1.46) (1.62) 17.18
2022 23.51 0.35 (4.70) (4.35) (0.37) (1.40) (1.77) 17.39
2021 17.80 0.19 6.39 6.58 (0.20) (0.67) (0.87) 23.51
2020 17.93 0.23 0.51 0.74 (0.28) (0.59) (0.87) 17.80
2019 19.17 0.26 1.76 2.02 (0.37) (2.89) (3.26) 17.93
Institutional shares
2024(b) 17.50 0.20 3.24 3.44 (0.24) (0.06) (0.30) 20.64
2023 17.69 0.19 1.27 1.46 (0.19) (1.46) (1.65) 17.50
2022 23.88 0.40 (4.78) (4.38) (0.41) (1.40) (1.81) 17.69
2021 18.06 0.23 6.49 6.72 (0.23) (0.67) (0.90) 23.88
2020 18.18 0.26 0.52 0.78 (0.31) (0.59) (0.90) 18.06
2019 19.39 0.29 1.78 2.07 (0.39) (2.89) (3.28) 18.18

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.49% (c),(d) $ 1,241,321 0.60% (e) – % 1.72% (e) 17.4% (e)
8.57 (d) 1,081,383 0.63 – 0.73 27.2
(19.99) (d) 1,066,233 0.61 – 1.67 49.5
37.68 (d) 1,401,140 0.60 – 0.75 26.3
3.93 (d) 1,069,149 0.62 – 1.15 19.9
13.89 (d) 1,114,994 0.64 (f) – 1.26 19.9
19.06 (c),(d) 70,105 1 .42 (e) – 0.93 (e) 17.4 (e)
7.61 (d) 66,235 1.45 – (0.03) 27.2
(20.59) (d) 77,837 1.41 – 0.94 49.5
36.56 (d) 115,136 1.39 – 0.04 26.3
3.14 (d) 120,962 1.40 – 0.41 19.9
13.01 (d) 139,759 1.42 (f) – 1.12 19.9
19.59 (c),(d) 451,681 0.46 (e),(g) 0.48 (e),(h) 1.85 (e) 17.4 (e)
8.73 (d) 372,876 0.47 (g) 0.49 (h) 0.87 27.2
(19.87) (d) 334,032 0.47 (g) 0.49 (h) 1.78 49.5
37.88 (d) 410,297 0.46 (g) 0.48 (h) 0.88 26.3
4.11 (d) 295,433 0.46 (g) 0.49 (h) 1.31 19.9
14.07 (d) 308,330 0.47 (g) 0.50 (h) 1.50 19.9
19.74 (c) 338,838 0.30 (e) – 2.02 (e) 17.4 (e)
8.89 299,870 0.30 – 1.04 27.2
(19.73) 271,120 0.29 – 1.99 49.5
38.14 362,447 0.29 – 1.05 26.3
4.27 260,585 0.30 – 1.47 19.9
14.26 278,919 0.30 (f) – 1.66 19.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2024(b) $ 17 .34 $ 0 .13 $ 3 .18 $ 3 .31 ( $ 0 .08 ) ( $ 0 .06 ) ( $ 0 .14 ) $ 20 .51
2023 17 .52 0 .01 1 .30 1 .31 ( 0 .03 ) ( 1 .46 ) ( 1 .49 ) 17 .34
2022 23 .67 0 .22 ( 4 .77 ) ( 4 .55 ) ( 0 .20 ) ( 1 .40 ) ( 1 .60 ) 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
R-3 shares
2024(b) 17 .10 0 .14 3 .16 3 .30 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 20 .21
2023 17 .31 0 .09 1 .25 1 .34 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .10
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
R-4 shares
2024(b) 17 .39 0 .16 3 .21 3 .37 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 20 .52
2023 17 .58 0 .10 1 .30 1 .40 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 17 .39
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
R-5 shares
2024(b) 17 .23 0 .17 3 .19 3 .36 ( 0 .20 ) ( 0 .06 ) ( 0 .26 ) 20 .33
2023 17 .43 0 .14 1 .26 1 .40 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .23
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .17% (c) $ 454 1 .16% (d) 1 .28% (d) 17 .4% (d)
8 .01 430 1 .16 0 .07 27 .2
( 20 .45 ) 319 1 .16 1 .11 49 .5
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (e) 1 .08 19 .9
19 .38 (c) 7,937 0 .85 (d) 1 .46 (d) 17 .4 (d)
8 .33 6,746 0 .85 0 .50 27 .2
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (e) 1 .34 19 .9
19 .48 (c) 5,066 0 .66 (d) 1 .61 (d) 17 .4 (d)
8 .55 5,357 0 .66 0 .54 27 .2
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (e) 1 .55 19 .9
19 .57 (c) 24,460 0 .54 (d) 1 .76 (d) 17 .4 (d)
8 .67 19,279 0 .54 0 .79 27 .2
( 19 .95 ) (f) 19,246 0 .54 1 .70 49 .5
37 .80 (f) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (e) 1 .39 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2024(b) $ 11.57 $ 0.19 $ 0.21 $ 0.40 ( $ 0.19) $ – ( $ 0.19) $ 11.78
2023 11.40 0.32 0.18 0.50 (0.33) – (0.33) 11.57
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
Class C shares
2024(b) 11.58 0.13 0.20 0.33 (0.13) – (0.13) 11.78
2023 11.40 0.21 0.18 0.39 (0.21) – (0.21) 11.58
2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
Class J shares
2024(b) 11.56 0.20 0.21 0.41 (0.20) – (0.20) 11.77
2023 11.39 0.33 0.17 0.50 (0.33) – (0.33) 11.56
2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
2019 12.00 0.27 0.31 0.58 (0.27) – (0.27) 12.31
Institutional shares
2024(b) 11.57 0.21 0.20 0.41 (0.21) – (0.21) 11.77
2023 11.39 0.35 0.18 0.53 (0.35) – (0.35) 11.57
2022 12.31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39
2021 12.53 0 .14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
2019 12.00 0.30 0.31 0.61 (0.30) – (0.30) 12.31

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.49% (c),(d) $ 304,814 0.64% (e) – % 3.32% (e) 52.1% (e)
4.39 (d) 316,038 0.65 – 2.79 35.4
(5.73) (d) 353,052 0.65 – 1.32 28.4
(0.17) (d) 470,326 0.67 – 0.89 52.4
3.47 (d) 445,243 0.67 – 1.59 76.0
4.88 (d) 310,526 0.69 – 2.22 52.4
2.88 (c),(d) 15,801 1.66 (e) – 2.30 (e) 52.1 (e)
3.46 (d) 17,277 1.63 – 1.79 35.4
(6.61) (d) 23,675 1.57 – 0.38 28.4
(1.09) (d) 34,992 1.56 – 0.02 52.4
2.55 (d) 57,463 1.56 – 0.72 76.0
4.03 (d) 51,869 1.59 – 1.33 52.4
3.52 (c),(d) 110,768 0.58 (e),(f) 0.60 (e),(g) 3.38 (e) 52.1 (e)
4.43 (d) 115,360 0.61 (f) 0.63 (g) 2.83 35.4
(5.72) (d) 127,563 0.62 (f) 0.64 (g) 1.36 28.4
(0.13) (d) 154,334 0.62 (f) 0.65 (g) 0.94 52.4
3.49 (d) 168,395 0.65 (f) 0.68 (g) 1.62 76.0
4.91 (d) 131,795 0.67 (f) 0.70 (g) 2.24 52.4
3.51 (c) 2,521,008 0.43 (e) – 3.53 (e) 52.1 (e)
4.72 2,375,615 0.42 (h) – 3.02 35.4
(5.53) 2,654,929 0.43 (h) – 1.53 28.4
0.06 3,531,191 0.43 (h) – 1.14 52.4
3.72 5,210,042 0.43 (h) – 1.85 76.0
5.16 4,736,982 0.43 (h) – 2.48 52.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2024(b) $ 11 .57 $ 0 .16 $ 0 .20 $ 0 .36 ( $ 0 .16 ) $ – ( $ 0 .16 ) $ 11 .77
2023 11 .39 0 .25 0 .19 0 .44 ( 0 .26 ) – ( 0 .26 ) 11 .57
2022 12 .31 0 .09 ( 0 .86 ) ( 0 .77 ) ( 0 .09 ) ( 0 .06 ) ( 0 .15 ) 11 .39
2021 12 .54 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) – ( 0 .20 ) 12 .32
R-3 shares
2024(b) 11 .57 0 .18 0 .20 0 .38 ( 0 .17 ) – ( 0 .17 ) 11 .78
2023 11 .40 0 .29 0 .17 0 .46 ( 0 .29 ) – ( 0 .29 ) 11 .57
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) – ( 0 .24 ) 12 .32
R-4 shares
2024(b) 11 .57 0 .19 0 .20 0 .39 ( 0 .19 ) – ( 0 .19 ) 11 .77
2023 11 .39 0 .31 0 .18 0 .49 ( 0 .31 ) – ( 0 .31 ) 11 .57
2022 12 .31 0 .15 ( 0 .87 ) ( 0 .72 ) ( 0 .14 ) ( 0 .06 ) ( 0 .20 ) 11 .39
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) – ( 0 .26 ) 12 .31
R-5 shares
2024(b) 11 .58 0 .19 0 .20 0 .39 ( 0 .19 ) – ( 0 .19 ) 11 .78
2023 11 .40 0 .32 0 .19 0 .51 ( 0 .33 ) – ( 0 .33 ) 11 .58
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) – ( 0 .27 ) 12 .33

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .08% (c) $ 421 1 .26% (d) 2 .70% (d) 52 .1% (d)
3 .85 425 1 .26 2 .16 35 .4
( 6 .33 ) 591 1 .27 0 .75 28 .4
( 0 .86 ) 532 1 .29 0 .28 52 .4
2 .83 998 1 .29 (e) 0 .94 76 .0
4 .26 429 1 .29 (e) 1 .62 52 .4
3 .33 (c) 9,960 0 .95 (d) 3 .01 (d) 52 .1 (d)
4 .07 9,999 0 .95 2 .50 35 .4
( 6 .03 ) 9,841 0 .96 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (e) 1 .30 76 .0
4 .58 13,832 0 .98 (e) 1 .93 52 .4
3 .34 (c) 12,554 0 .76 (d) 3 .20 (d) 52 .1 (d)
4 .36 11,321 0 .76 (e) 2 .69 35 .4
( 5 .86 ) 13,727 0 .77 (e) 1 .23 28 .4
( 0 .29 ) 14,111 0 .79 (e) 0 .76 52 .4
3 .35 6,435 0 .79 (e) 1 .45 76 .0
4 .78 3,816 0 .79 (e) 2 .12 52 .4
3 .40 (c) 8,602 0 .64 (d) 3 .32 (d) 52 .1 (d)
4 .49 8,616 0 .64 2 .80 35 .4
( 5 .74 ) 9,125 0 .65 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (e) 1 .62 76 .0
4 .99 14,704 0 .67 (e) 2 .23 52 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2024(b) $ 20.93 $ 0.01 $ 4.25 $ 4.26 ( $ 0.04) ( $ 0.69) ( $ 0.73) $ 24.46
2023 22.97 0.02 (2.06) (2.04) – – – 20.93
2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97
2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) ( 2 .91) 20.79
Class J shares
2024(b) 19.80 0.03 4.02 4.05 (0.08) (0.69) (0.77) 23.08
2023 21.72 0.05 (1.95) (1.90) (0.02) – (0.02) 19.80
2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72
2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
Institutional shares
2024(b) 23.16 0.06 4.70 4.76 (0.11) (0.69) (0.80) 27.12
2023 25.39 0.11 (2.29) (2.18) (0.05) – (0.05) 23.16
2022 33.60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39
2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
R-1 shares
2024(b) 19.03 (0.04) 3.85 3.81 – (0.69) (0.69) 22.15
2023 20.97 (0.08) (1.86) (1.94) – – – 19.03
2022 28.35 (0.12) (5.13) (5.25) – (2.13) (2.13) 20.97
2021 18.94 (0.22) 10.19 9.97 – (0.56) (0.56) 28.35
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20.41% (c),(d) $ 261,740 1.14% (e) – % 0.10% (e) 33.1% (e)
(8.88) (d) 230,211 1.19 – 0.08 28.7
(19.05) (d) 253,893 1.14 – (0.07) 18.7
54 .21 (d) 348,066 1.12 – (0.35) 38.0
3.71 (d) 202,896 1.18 – (0.03) 41.6
7.38 (d) 218,037 1.22 – 0.04 40.0
20.53 (c),(d) 189,825 0.98 (e),(f) 1.00 (e),(g) 0.26 (e) 33.1 (e)
(8.75) (d) 165,565 1.02 (f) 1.04 (g) 0.24 28.7
(18.88) (d) 193,888 0.99 (f) 1.01 (g) 0.08 18.7
54.39 (d),(h) 259,335 0.98 (f) 1.00 (g) (0.20) 38.0
3.88 (d),(h) 175,489 1.03 (f) 1.06 (g) 0.12 41.6
7.50 (d) 189,772 1.06 (f) 1.09 (g) 0.20 40.0
20.63 (c) 731,479 0.84 (e),(i) – 0.42 (e) 33.1 (e)
(8 .61) 378,571 0.85 (i) – 0.42 28.7
(18.79) 411,643 0.85 (i) – 0.21 18.7
54.64 577,259 0.85 (i) – (0.09) 38.0
4.07 147,591 0.85 (i) – 0.28 41.6
7.72 (h) 107,829 0.85 (i) – 0.41 40.0
20.09 (c) 1,214 1.62 (e) – (0.38) (e) 33.1 (e)
(9.25) 1,111 1.62 – (0.36) 28.7
(19.42) (h) 1,948 1.62 – (0.56) 18.7
53.43 (h) 2,847 1.62 – (0.84) 38.0
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2024(b) $ 20 .72 ( $ 0 .01 ) $ 4 .22 $ 4 .21 ( $ 0 .01 ) ( $ 0 .69 ) ( $ 0 .70 ) $ 24 .23
2023 22 .78 ( 0 .01 ) ( 2 .05 ) ( 2 .06 ) – – – 20 .72
2022 30 .51 ( 0 .06 ) ( 5 .54 ) ( 5 .60 ) – ( 2 .13 ) ( 2 .13 ) 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
2019 22 .55 ( 0 .01 ) 1 .08 1 .07 – ( 2 .90 ) ( 2 .90 ) 20 .72
R-4 shares
2024(b) 22 .02 0 .02 4 .46 4 .48 ( 0 .04 ) ( 0 .69 ) ( 0 .73 ) 25 .77
2023 24 .15 0 .04 ( 2 .17 ) ( 2 .13 ) – – – 22 .02
2022 32 .15 ( 0 .01 ) ( 5 .86 ) ( 5 .87 ) – ( 2 .13 ) ( 2 .13 ) 24 .15
2021 21 .30 ( 0 .10 ) 11 .51 11 .41 – ( 0 .56 ) ( 0 .56 ) 32 .15
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
2019 23 .46 0 .03 1 .14 1 .17 ( 0 .04 ) ( 2 .90 ) ( 2 .94 ) 21 .69
R-5 shares
2024(b) 22 .79 0 .03 4 .62 4 .65 ( 0 .07 ) ( 0 .69 ) ( 0 .76 ) 26 .68
2023 24 .98 0 .07 ( 2 .25 ) ( 2 .18 ) ( 0 .01 ) – ( 0 .01 ) 22 .79
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
2019 24 .00 0 .06 1 .17 1 .23 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 22 .28
R-6 shares
2024(b) 23 .19 0 .06 4 .72 4 .78 ( 0 .14 ) ( 0 .69 ) ( 0 .83 ) 27 .14
2023 25 .42 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .08 ) – ( 0 .08 ) 23 .19
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21
2019 24 .25 0 .11 1 .20 1 .31 ( 0 .10 ) ( 2 .90 ) ( 3 .00 ) 22 .56

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .39% (c) $ 16,405 1 .31% (d) ( 0 .07 ) % (d) 33 .1% (d)
( 9 .04 ) 14,313 1 .31 ( 0 .05 ) 28 .7
( 19 .15 ) 14,119 1 .31 ( 0 .24 ) 18 .7
53 .90 15,267 1 .31 ( 0 .54 ) 38 .0
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
7 .23 9,247 1 .32 ( 0 .06 ) 40 .0
20 .39 (c) 33,245 1 .12 (d) 0 .12 (d) 33 .1 (d)
( 8 .82 ) 32,239 1 .12 0 .14 28 .7
( 19 .00 ) 40,043 1 .12 ( 0 .06 ) 18 .7
54 .23 50,467 1 .12 ( 0 .35 ) 38 .0
3 .78 28,740 1 .13 0 .01 41 .6
7 .42 25,604 1 .13 0 .12 40 .0
20 .51 (c) ,(e) 44,597 1 .00 (d) 0 .24 (d) 33 .1 (d)
( 8 .72 ) 38,705 1 .00 0 .26 28 .7
( 18 .91 ) 50,244 1 .00 0 .09 18 .7
54 .46 44,522 1 .00 ( 0 .23 ) 38 .0
3 .88 26,842 1 .01 0 .13 41 .6
7 .55 23,288 1 .01 0 .26 40 .0
20 .67 (c) 235,908 0 .75 (d) ,(f) 0 .49 (d) 33 .1 (d)
( 8 .49 ) 200,915 0 .76 (f) 0 .51 28 .7
( 18 .72 ) 221,952 0 .75 (f) 0 .32 18 .7
54 .76 169,609 0 .75 (f) 0 .01 38 .0
4 .14 75,621 0 .77 (f) 0 .37 41 .6
7 .82 (e) 62,428 0 .77 (f) 0 .49 40 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2024(b) $ 6.89 ( $ 0.02) $ 1 .47 $ 1.45 $ – $ – $ 8.34
2023 7.47 (0.04) (0.44) (0.48) (0.10) (0.10) 6.89
2022 13.34 (0.06) (3.36) (3.42) (2.45) (2.45) 7.47
2021 10.37 (0.09) 3.94 3.85 (0.88) (0.88) 13.34
2020 9.29 (0.07) 2.16 2.09 (1.01) (1.01) 10.37
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
Institutional shares
2024(b) 11.66 (0.02) 2.48 2.46 – – 14.12
2023 12.54 (0.04) (0.74) (0.78) (0.10) (0.10) 11.66
2022 20.54 (0.07) (5.48) (5.55) (2.45) (2.45) 12.54
2021 15.56 (0.12) 5.98 5.86 (0.88) (0.88) 20.54
2020 13.45 (0.08) 3.20 3.12 (1.01) (1.01) 15.56
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
R-1 shares
2024(b) 7.92 (0.05) 1.68 1.63 – – 9.55
2023 8.61 (0.09) (0.50) (0.59) (0.10) (0.10) 7.92
2022 15.05 (0.12) (3.87) (3.99) (2.45) (2.45) 8.61
2021 11.67 (0.19) 4.45 4.26 (0.88) (0.88) 15.05
2020 10.40 (0.14) 2.42 2.28 (1.01) (1.01) 11.67
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
R-3 shares
2024(b) 8.56 (0.04) 1.82 1.78 – – 10.34
2023 9.28 (0.07) (0.55) (0.62) (0.10) (0.10) 8.56
2022 15.96 (0.10) (4.13) (4.23) (2.45) (2.45) 9.28
2021 12.30 (0.16) 4.70 4.54 (0.88) (0.88) 15.96
2020 10.87 (0.11) 2.55 2.44 (1.01) (1.01) 12.30
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
R-4 shares
2024(b) 9.61 (0.03) 2.05 2.02 – – 11.63
2023 10.38 (0.06) (0.61) (0.67) (0.10) (0.10) 9.61
2022 17.51 (0.09) (4.59) (4.68) (2.45) (2.45) 10.38
2021 13.40 (0.14) 5.13 4.99 (0.88) (0.88) 17.51
2020 11.74 (0.10) 2.77 2.67 (1.01) (1.01) 13.40
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
R-5 shares
2024(b) 10.43 (0.02) 2.21 2.19 – – 12.62
2023 11.24 (0.05) (0.66) (0.71) (0.10) (0.10) 10.43
2022 18.71 (0.08) (4.94) (5.02) (2.45) (2.45) 11.24
2021 14.25 (0.13) 5.47 5.34 (0.88) (0.88) 18.71
2020 12.42 (0.09) 2.93 2.84 (1.01) (1.01) 14.25
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
R-6 shares
2024(b) 11.70 (0.01) 2.48 2.47 – – 14.17
2023 12.57 (0.02) (0.75) (0.77) (0.10) (0.10) 11.70
2022 20.56 (0.05) (5.49) (5.54) (2.45) (2.45) 12.57
2021 15.55 (0.10) 5.99 5.89 (0.88) (0.88) 20.56
2020 13.43 (0.06) 3.19 3.13 (1.01) (1.01) 15.55
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
21.04% (c),(d) $ 65,580 1.11% (e),(f) 1.15% (e),(g) (0.40) % (e) 60.6% (e)
(6.47) (d) 56,943 1.14 (f) 1.18 (g) (0.49) 50.3
(29.78) (d) 63,827 1.11 (f) 1.15 (g) (0.64) 50.7
38.18 (d) 103,343 1.07 (f) 1.11 (g) (0.74) 62.1
24.24 (d) 78,084 1.16 (f) 1.22 (g) (0.75) 67.6
10.17 (d) 69,567 1.33 (f) 1.45 (g) (0.81) 57.4
21.10 (c) 113,633 0.97 (e),(h) – (0.25) (e) 60.6 (e)
(6.25) 133,979 0.97 (h) – (0.32) 50.3
(29.74) (i) 195,117 0.94 (h) – (0.47) 50.7
38.44 (i) 300,718 0.93 (h) – (0.60) 62.1
24.51 (i) 222,802 0.97 (h) – (0.57) 67.6
10.50 (i) 148,229 1.02 (h) – (0.50) 57.4
20.58 (c) 1,375 1.71 (e),(h) – (1.01) (e) 60.6 (e)
(6.90) 1,254 1.72 (h) – (1.06) 50.3
(30.30) (i) 1,688 1.71 (h) – (1.25) 50.7
37.37 (i) 2,523 1.71 (h) – (1.38) 62.1
23.53 (i) 1,980 1.75 (h) – (1.34) 67.6
9.59 1,757 1.87 (h) – (1.35) 57.4
20.79 (c) 12,809 1.40 (e),(h) – (0.70) (e) 60.6 (e)
(6.62) (i) 11,855 1.41 (h) – (0.75) 50.3
(30.07) (i) 13,703 1.40 (h) – (0.94) 50.7
37.78 18,489 1.40 (h) – (1.07) 62.1
23.92 13,013 1.44 (h) – (1.03) 67.6
9.90 13,075 1.56 (h) – (1.04) 57.4
21.02 (c) 9,936 1.21 (e),(h) – (0.51) (e) 60.6 (e)
(6.49) 8,538 1.22 (h) – (0.56) 50.3
(29.95) (i) 9,817 1.21 (h) – (0.75) 50.7
38.13 (i) 21,478 1.21 (h) – (0.88) 62.1
24.12 15,438 1.25 (h) – (0.84) 67.6
10.11 12,710 1 .37 (h) – (0.85) 57.4
21.00 (c) 22,694 1.09 (e),(h) – (0.39) (e) 60.6 (e)
(6.34) 20,970 1.10 (h) – (0.44) 50.3
(29.79) 32,559 1.09 (h) – (0.63) 50.7
38.24 50,285 1.09 (h) – (0.75) 62.1
24.17 42,541 1.13 (h) – (0.72) 67.6
10.29 37,322 1.25 (h) – (0.73) 57.4
21.11 (c) 2,147,141 0.84 (e),(h) – (0.14) (e) 60.6 (e)
(6.07) (i) 1,786,028 0.84 (h) – (0.19) 50.3
(29.67) (i) 1,935,411 0.84 (h) – (0.37) 50.7
38.60 2,780,704 0.83 (h) – (0.50) 62.1
24.63 (i) 1,817,204 0.86 (h) – (0.46) 67.6
10.52 (i) 1,497,648 0.99 (h) – (0.48) 57.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2024(b) $ 20.38 $ 0.19 $ 3.47 $ 3.66 ( $ 0.34) ( $ 0.75) ( $ 1.09) $ 22.95
2023 24.87 0.31 (2.19) (1.88) (0.28) (2.33) (2.61) 20.38
2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
Institutional shares
2024(b) 22.15 0.23 3.77 4.00 (0.39) (0.75) (1.14) 25.01
2023 26.79 0.38 (2.36) (1.98) (0.33) (2.33) (2.66) 22.15
2022 33.36 0 .34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
R-1 shares
2024(b) 21.57 0.13 3.66 3.79 (0.17) (0.75) (0.92) 24.44
2023 26.15 0.18 (2.31) (2.13) (0.12) (2.33) (2.45) 21.57
2022 32.59 0.10 (4.03) (3.93) (0.02) (2.49) (2.51) 26.15
2021 21.08 0.06 11.85 11.91 (0.09) (0.31) (0.40) 32.59
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
R-3 shares
2024(b) 22.72 0.17 3.87 4.04 (0.25) (0.75) (1.00) 25.76
2023 27.39 0.26 (2.42) (2.16) (0.18) (2.33) (2.51) 22.72
2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
R-4 shares
2024(b) 23.11 0.20 3.92 4.12 (0.29) (0.75) (1.04) 26.19
2023 27.83 0.32 (2.47) (2.15) (0.24) (2.33) (2.57) 23.11
2022 34.52 0.25 (4.27) (4.02) (0.18) (2.49) (2.67) 27.83
2021 22.28 0.22 12.53 12.75 (0.20) (0.31) (0.51) 34.52
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
R-5 shares
2024(b) 23.29 0.22 3.97 4.19 (0.33) (0.75) (1.08) 26.40
2023 28.03 0.35 (2.49) (2.14) (0.27) (2.33) (2.60) 23.29
2022 34.76 0.29 (4.30) (4.01) (0.23) (2.49) (2.72) 28.03
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
R-6 shares
2024(b) 22.14 0.24 3.77 4.01 (0.40) (0.75) (1.15) 25.00
2023 26.78 0.39 (2.36) (1.97) (0.34) (2.33) (2.67) 22.14
2022 33.35 0.35 (4.11) (3.76) ( 0 .32) (2.49) (2.81) 26.78
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0 .27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.89% (c),(d) $ 173,327 0.39% (e),(f) 0.41% (e),(g) 1.67% (e) 20.9% (e)
(8.04) (d) 152,416 0.42 (f) 0.44 (g) 1.35 27.5
(12.25) (d) 175,397 0.40 (f) 0.42 (g) 1.01 15.9
57.97 (d) 209,971 0.39 (f) 0.41 (g) 0.83 11.9
(7.93) (d) 136,338 0.42 (f) 0.45 (g) 1.02 21.4
2.86 (d) 171,912 0.44 (f) 0.47 (g) 1.01 16.8
17.97 (c) 222,331 0.21 (e),(h) – 1.84 (e) 20.9 (e)
(7.85) 200,564 0.21 (h) – 1.56 27.5
(12.08) 229,566 0.21 (h) – 1.19 15.9
58.26 291,508 0.21 (h) – 1.01 11.9
(7.75) 218,125 0.24 (h) – 1.22 21.4
3.04 330,036 0.24 (h) – 1.21 16.8
17.52 (c) 5,861 1.04 (e) – 1.03 (e) 20.9 (e)
(8.61) 5,454 1.04 – 0.73 27.5
(12.81) (i) 6,738 1.04 – 0.37 15.9
56.98 (i) 8,077 1.04 – 0.18 11.9
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
17.71 (c) 65,783 0.73 (e) – 1.34 (e) 20.9 (e)
(8.33) 64,740 0.73 – 1.04 27.5
(12.54) 79,204 0.73 – 0.67 15.9
57.42 103,119 0.73 – 0.49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
17.78 (c) 26,783 0.54 (e) – 1.52 (e) 20.9 (e)
(8.17) 24,254 0.54 – 1.23 27.5
(12.35) 34,056 0.54 – 0.86 15.9
57.78 45,339 0.54 – 0.68 11.9
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
17.92 (c) 87,998 0.42 (e) – 1.64 (e) 20.9 (e)
(8.07) 80,736 0.42 – 1.35 27.5
(12.25) 103,304 0.42 – 0.99 15.9
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
18 .03 (c) 577,171 0.16 (e) – 1.89 (e) 20.9 (e)
(7.80) 514,879 0.17 – 1.60 27.5
(12.04) 533,682 0.16 (h) – 1.24 15.9
58.33 646,055 0.16 (h) – 1.06 11.9
(7.67) 459,359 0.16 (h) – 1.28 21.4
3.14 464,412 0.17 (h) – 1.28 16.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2024(b) $ 9.88 $ 0.08 $ 1.71 $ 1.79 ( $ 0.10) ( $ 0.25) ( $ 0.35) $ 11.32
2023 11.41 0.09 (0.42) (0.33) (0.06) (1.14) (1.20) 9.88
2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
2019 11.78 0.05 0.19 0.24 (0.05) (1.78) (1.83) 10.19
Institutional shares
2024(b) 10.34 0.10 1.77 1.87 (0.13) (0.25) (0.38) 11.83
2023 11.88 0.13 (0.44) (0.31) (0.09) (1.14) (1.23) 10.34
2022 14.50 0.09 (0.77) (0.68) (0.09) (1.85) (1.94) 11.88
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
R-1 shares
2024(b) 8.75 0.04 1.51 1.55 (0.05) (0.25) (0.30) 10.00
2023 10.25 0.03 (0.37) (0.34) (0.02) (1.14) (1.16) 8.75
2022 12.79 (0.01) (0.68) (0.69) – (1.85) (1.85) 10.25
2021 7.90 (0.02) 4.92 4.90 (0.01) – (0.01) 12.79
2020 9.32 0.01 (1.43) (1.42) – – – 7.90
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
R-3 shares
2024(b) 9.65 0.06 1.67 1.73 (0.08) (0.25) (0.33) 11.05
2023 11.17 0.07 ( 0 .41) (0.34) (0.04) (1.14) (1.18) 9.65
2022 13.76 0.02 (0.73) (0.71) (0.03) (1.85) (1.88) 11.17
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
R-4 shares
2024(b) 9.89 0.07 1.71 1.78 (0.10) (0.25) (0.35) 11.32
2023 11.41 0.09 (0.42) (0.33) (0.05) (1.14) (1.19) 9.89
2022 14.02 0.05 (0.76) (0.71) ( 0 .05) (1.85) (1.90) 11.41
2021 8.63 0.05 5.39 5.44 (0.05) – (0.05) 14.02
2020 10.19 0.05 (1.55) (1.50) (0.06) – (0.06) 8.63
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
R-5 shares
2024(b) 10.06 0.08 1.74 1.82 (0.10) (0.25) (0.35) 11.53
2023 11.59 0.10 (0.42) (0.32) (0.07) (1.14) (1.21) 10.06
2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
2019 11.91 0.07 0.19 0.26 (0.06) ( 1 .78) (1.84) 10.33
R-6 shares
2024(b) 10.33 0.10 1.79 1.89 (0.14) (0.25) (0.39) 11.83
2023 11.87 0.13 (0.43) (0.30) (0.10) (1.14) (1.24) 10.33
2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50
2020 10.54 0.09 (1.60) (1.51) (0.10) – (0.10) 8.93
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.96% (c),(d) $ 22,228 1.27% (e),(f) 1.31% (e),(g) 1.35% (e) 66.1% (e)
(2.93) (d) 19,813 1.31 (f) 1.35 (g) 0.81 65.2
(5.41) (d) 20,790 1.28 (f) 1.32 (g) 0.40 55.4
63.03 (d) 23,564 1.29 (f) 1.33 (g) 0.35 87.5
(14.92) (d) 11,752 1.48 (f) 1.54 (g) 0.42 92.2
4.60 (d) 16,348 1.45 (f) 1.52 (g) 0.46 76.1
18.01 (c) 178,487 0.96 (e),(h) – 1.66 (e) 66.1 (e)
(2.58) 193,833 0.96 (h) – 1.18 65.2
(5.02) 185,308 0.96 (h) – 0.73 55.4
63.45 204,526 0.96 (h) – 0.70 87.5
(14.51) 103,672 0.98 (h) – 0.90 92.2
5.09 116,450 0.99 (h) – 0.92 76.1
17.59 (c) 752 1.80 (e),(h) – 0.81 (e) 66.1 (e)
(3 .40) 642 1.81 (h) – 0.32 65.2
(5.84) 772 1.80 (h) – (0.13) 55.4
62.06 741 1.80 (h) – (0.13) 87.5
(15.21) 583 1.84 (h) – 0.06 92.2
4.21 871 1.84 (h) – 0.07 76.1
17.81 (c) 5,008 1.49 (e),(h) – 1.13 (e) 66.1 (e)
(3.12) 4,937 1.50 (h) – 0.63 65.2
(5.59) 5,063 1.49 (h) – 0.19 55.4
62.67 6,089 1.49 (h) – 0.14 87.5
(14.99) 3,599 1.53 (h) – 0 .39 92.2
4.51 6,798 1.53 (h) – 0.39 76.1
17.87 (c) 3,454 1.30 (e),(h) – 1.31 (e) 66.1 (e)
(2.87) 2,741 1.31 (h) – 0.81 65.2
(5.45) 2,703 1.30 (h) – 0.39 55.4
63.15 4,153 1.30 (h) – 0.37 87.5
(14.84) 2,278 1.34 (h) – 0.59 92.2
4.67 4,746 1.34 (h) – 0.57 76.1
18.02 (c) 6,936 1.18 (e),(h) – 1.48 (e) 66.1 (e)
(2.82) 10,587 1.19 (h) – 0.94 65.2
(5.28) 13,339 1.18 (h) – 0.51 55.4
63.22 16,754 1.18 (h) – 0.49 87.5
(14.74) 14,788 1.22 (h) – 0.69 92.2
4.80 19,469 1.22 (h) – 0.70 76.1
18.15 (c) 1,210,387 0.93 (e),(h) – 1.67 (e) 66.1 (e)
(2.55) 935,878 0.93 (h) – 1.19 65.2
(5.07) 895,326 0.93 (h) – 0.76 55.4
63.66 1,150,438 0.93 (h) – 0.72 87.5
(14.51) 663,938 0.96 (h) – 0.94 92.2
5.05 840,894 0.97 (h) – 0.94 76.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2024(b) $ 6 .34 $ 0 .11 $ 0 .35 $ 0 .46 ( $ 0 .11 ) ( $ 0 .11 ) $ 6 .69
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
2019 6 .95 0 .24 0 .47 0 .71 ( 0 .23 ) ( 0 .23 ) 7 .43
Class C shares
2024(b) 6 .36 0 .08 0 .36 0 .44 ( 0 .08 ) ( 0 .08 ) 6 .72
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
2019 6 .97 0 .19 0 .47 0 .66 ( 0 .17 ) ( 0 .17 ) 7 .46
Institutional shares
2024(b) 6 .35 0 .12 0 .35 0 .47 ( 0 .12 ) ( 0 .12 ) 6 .70
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .30% (c) ,(d) $ 258,527 0 .88% (e) 0 .73% (e) ,(f) 3 .34% (e) 34 .7% (e)
3 .64 (d) 261,663 0 .85 0 .73 (f) 3 .22 36 .9
( 14 .99 ) (d) 299,054 0 .77 0 .73 (f) 2 .44 59 .3
5 .19 (d) 417,381 0 .79 0 .76 (f) 2 .18 24 .8
1 .89 (d) 356,581 0 .81 0 .77 (f) 2 .50 66 .7
10 .28 (d) 358,580 0 .86 0 .79 (f) 3 .36 64 .0
6 .94 (c) ,(d) 15,791 1 .82 (e) 1 .67 (e) ,(f) 2 .37 (e) 34 .7 (e)
2 .71 (d) 16,673 1 .74 (g) 1 .62 (f) ,(g) 2 .33 36 .9
( 15 .67 ) (d) 22,134 1 .61 (g) 1 .57 (f) ,(g) 1 .59 59 .3
4 .17 (d) 35,338 1 .61 (g) 1 .58 (f) ,(g) 1 .37 24 .8
1 .05 (d) 38,229 1 .63 (g) 1 .59 (f) ,(g) 1 .69 66 .7
9 .51 (d) 39,162 1 .67 (g) 1 .60 (f) ,(g) 2 .55 64 .0
7 .44 (c) 274,626 0 .60 (e) ,(g) 0 .45 (e) ,(f) ,(g) 3 .64 (e) 34 .7 (e)
4 .09 266,213 0 .57 (g) 0 .45 (f) ,(g) 3 .51 36 .9
( 14 .88 ) (h) 278,642 0 .50 (g) 0 .46 (f) ,(g) 2 .72 59 .3
5 .44 (h) 345,082 0 .54 (g) 0 .51 (f) ,(g) 2 .42 24 .8
2 .14 248,148 0 .56 (g) 0 .52 (f) ,(g) 2 .85 66 .7
10 .73 163,406 0 .59 (g) 0 .52 (f) ,(g) 3 .57 64 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( November 1, 2023 to
April 30, 2024 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,065.06 $ 4.47 $ 1,000.00 $ 1,020.54 $ 4.37 0.87%
Class C 1,000.00 1,060.24 9.02 1,000.00 1,016.11 8.82 1.76
Institutional 1,000.00 1,067.47 3.19 1,000.00 1,021.78 3.12 0.62
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,065.06 3.65 1,000.00 1,021.33 3.57 0.71
Class C 1,000.00 1,060.24 8.20 1,000.00 1,016.91 8.02 1.60
Institutional 1,000.00 1,067.47 2.36 1,000.00 1,022.58 2.31 0.46
Core Fixed Income Fund
Class A 1,000.00 1,053.91 3.83 1,000.00 1,021.13 3.77 0.75
Class J 1,000.00 1,054.62 2.96 1,000.00 1,021.98 2.92 0.58
Institutional 1,000.00 1,055.25 2.30 1,000.00 1,022.63 2.26 0.45
R-1 1,000.00 1,051.19 6.27 1,000.00 1,018.75 6.17 1.23
R-3 1,000.00 1,052.67 4.70 1,000.00 1,020.29 4.62 0.92
R-4 1,000.00 1,053.66 3.73 1,000.00 1,021.23 3.67 0.73
R-5 1,000.00 1,054.49 3.12 1,000.00 1,021.83 3.07 0.61
R-6 1,000.00 1,055.85 1.79 1,000.00 1,023.12 1.76 0.35

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 1,054.14 $ 4.24 $ 1,000.00 $ 1,020.74 $ 4.17 0.83%
Class J 1,000.00 1,054.78 4.29 1,000.00 1,020.69 4.22 0.84
Institutional 1,000.00 1,055.70 2.71 1,000.00 1,022.23 2.66 0.53
R-1 1,000.00 1,051.66 6.84 1,000.00 1,018.20 6.72 1.34
R-3 1,000.00 1,053.58 5.26 1,000.00 1,019.74 5.17 1.03
R-4 1,000.00 1,054.29 4.29 1,000.00 1,020.69 4.22 0.84
R-5 1,000.00 1,053.86 3.68 1,000.00 1,021.28 3.62 0.72
Diversified Income Fund
Class A 1,000.00 1,078.75 5.32 1,000.00 1,019.74 5.17 1.03
Class C 1,000.00 1,074.13 9.28 1,000.00 1,015.91 9.02 1.80
Institutional 1,000.00 1,080.11 3.57 1,000.00 1,021.43 3.47 0.69
R-6 1,000.00 1,080.20 3.52 1,000.00 1,021.48 3.42 0.68
Diversified International Fund
Class A 1,000.00 1,191.88 6.59 1,000.00 1,018.85 6.07 1.21
Class J 1,000.00 1,192.76 5.89 1,000.00 1,019.49 5.42 1.08
Institutional 1,000.00 1,194.04 4.69 1,000.00 1,020.59 4.32 0.86
R-1 1,000.00 1,189.40 8.93 1,000.00 1,016.71 8.22 1.64
R-3 1,000.00 1,191.20 7.25 1,000.00 1,018.25 6.67 1.33
R-4 1,000.00 1,192.40 6.21 1,000.00 1,019.19 5.72 1.14
R-5 1,000.00 1,193.86 5.56 1,000.00 1,019.79 5.12 1.02
R-6 1,000.00 1,195.01 4.15 1,000.00 1,021.08 3.82 0.76
Equity Income Fund
Class A 1,000.00 1,188.74 4.68 1,000.00 1,020.59 4.32 0.86
Class C 1,000.00 1,184.20 8.96 1,000.00 1,016.66 8.27 1.65
Class J 1,000.00 1,189.36 4.14 1,000.00 1,021.08 3.82 0.76
Institutional 1,000.00 1,190.67 2.83 1,000.00 1,022.28 2.61 0.52
R-1 1,000.00 1,185.39 7.55 1,000.00 1,017.95 6.97 1.39
R-3 1,000.00 1,187.29 5.87 1,000.00 1,019.49 5.42 1.08
R-4 1,000.00 1,188.54 4.84 1,000.00 1,020.44 4.47 0.89
R-5 1,000.00 1,189.20 4.19 1,000.00 1,021.03 3.87 0.77
Finisterre Emerging Markets Total Return Bond Fund
Institutional 1,000.00 1,105.63 4.45 1,000.00 1,020.64 4.27 0.85
Global Emerging Markets Fund
Class A 1,000.00 1,143.88 7.78 1,000.00 1,017.60 7.32 1.46
Class J 1,000.00 1,144.91 6.99 1,000.00 1,018.35 6.57 1.31
Institutional 1,000.00 1,145.57 5.92 1,000.00 1,019.34 5.57 1.11
R-1 1,000.00 1,140.70 10.43 1,000.00 1,015.12 9.82 1.96
R-3 1,000.00 1,142.64 8.79 1,000.00 1,016.66 8.27 1.65
R-4 1,000.00 1,143.85 7.78 1,000.00 1,017.60 7.32 1.46
R-5 1,000.00 1,144.79 7.15 1,000.00 1,018.20 6.72 1.34
R-6 1,000.00 1,146.47 5.66 1,000.00 1,019.59 5.32 1.06
Global Real Estate Securities Fund
Class A 1,000.00 1,114.19 7.20 1,000.00 1,018.05 6.87 1.37
Institutional 1,000.00 1,117.12 5.00 1,000.00 1,020.14 4.77 0.95
R-3 1,000.00 1,113.57 7.72 1,000.00 1,017.55 7.37 1.47
R-4 1,000.00 1,114.56 6.73 1,000.00 1,018.50 6.42 1.28
R-5 1,000.00 1,116.94 6.11 1,000.00 1,019.10 5.82 1.16
R-6 1,000.00 1,117.66 4.79 1,000.00 1,020.34 4.57 0.91

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Government & High Quality Bond Fund
Class A $ 1,000.00 $ 1,050.70 $ 4.18 $ 1,000.00 $ 1,020.79 $ 4.12 0.82%
Class J 1,000.00 1,050.38 4.38 1,000.00 1,020.59 4.32 0.86
Institutional 1,000.00 1,052.11 2.70 1,000.00 1,022.23 2.66 0.53
R-1 1,000.00 1,048.47 6.57 1,000.00 1,018.45 6.47 1.29
R-3 1,000.00 1,049.76 4.99 1,000.00 1,019.99 4.92 0.98
R-4 1,000.00 1,050.69 4.03 1,000.00 1,020.93 3.97 0.79
R-5 1,000.00 1,051.31 3.42 1,000.00 1,021.53 3.37 0.67
Government Money Market Fund
Institutional 1,000.00 1,026.10 0.96 1,000.00 1,023.92 0.96 0.19
R-6 1,000.00 1,026.35 0.71 1,000.00 1,024.17 0.70 0.14
High Income Fund
Institutional 1,000.00 1,086.00 3.11 1,000.00 1,021.88 3.02 0.60
High Yield Fund
Class A 1,000.00 1,088.02 4.78 1,000.00 1,020.29 4.62 0.92
Class C 1,000.00 1,083.85 9.12 1,000.00 1,016.11 8.82 1.76
Institutional 1,000.00 1,090.57 3.17 1,000.00 1,021.83 3.07 0.61
R-6 1,000.00 1,091.04 2.70 1,000.00 1,022.28 2.61 0.52
Inflation Protection Fund
Class J 1,000.00 1,034.15 4.10 1,000.00 1,020.84 4.07 0.81
Institutional 1,000.00 1,036.21 2.03 1,000.00 1,022.87 2.01 0.40
R-1 1,000.00 1,031.56 6.41 1,000.00 1,018.55 6.37 1.27
R-3 1,000.00 1,032.00 4.85 1,000.00 1,020.09 4.82 0.96
R-4 1,000.00 1,033.79 3.89 1,000.00 1,021.03 3.87 0.77
R-5 1,000.00 1,035.26 3.29 1,000.00 1,021.63 3.27 0.65
International Fund I
Institutional 1,000.00 1,201.33 4.38 1,000.00 1,020.89 4.02 0.80
R-1 1,000.00 1,196.48 8.63 1,000.00 1,017.01 7.92 1.58
R-3 1,000.00 1,198.79 6.94 1,000.00 1,018.55 6.37 1.27
R-4 1,000.00 1,199.88 5.91 1,000.00 1,019.49 5.42 1.08
R-5 1,000.00 1,200.94 5.25 1,000.00 1,020.09 4.82 0.96
R-6 1,000.00 1,201.54 3.83 1,000.00 1,021.38 3.52 0.70
LargeCap Growth Fund I
Class A 1,000.00 1,228.55 5.26 1,000.00 1,020.14 4.77 0.95
Class J 1,000.00 1,229.91 4.32 1,000.00 1,020.98 3.92 0.78
Institutional 1,000.00 1,229.87 3.66 1,000.00 1,021.58 3.32 0.66
R-1 1,000.00 1,226.08 8.14 1,000.00 1,017.55 7.37 1.47
R-3 1,000.00 1,226.90 6.42 1,000.00 1,019.10 5.82 1.16
R-4 1,000.00 1,227.80 5.37 1,000.00 1,020.04 4.87 0.97
R-5 1,000.00 1,229.18 4.71 1,000.00 1,020.64 4.27 0.85
R-6 1,000.00 1,230.72 3.27 1,000.00 1,021.93 2.97 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,207.75 1.92 1,000.00 1,023.12 1.76 0.35
Class J 1,000.00 1,208.06 1.59 1,000.00 1,023.42 1.46 0.29
Institutional 1,000.00 1,208.68 0.66 1,000.00 1,024.27 0.60 0.12
R-1 1,000.00 1,203.37 5.42 1,000.00 1,019.94 4.97 0.99
R-3 1,000.00 1,205.64 3.73 1,000.00 1,021.48 3.42 0.68
R-4 1,000.00 1,206.47 2.69 1,000.00 1,022.43 2.46 0.49
R-5 1,000.00 1,207.34 2.03 1,000.00 1,023.02 1.86 0.37

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
LargeCap Value Fund III
Class J $ 1,000.00 $ 1,168.41 $ 5.23 $ 1,000.00 $ 1,020.04 $ 4.87 0.97%
Institutional 1,000.00 1,169.77 3.83 1,000.00 1,021.33 3.57 0.71
R-1 1,000.00 1,165.01 8.51 1,000.00 1,017.01 7.92 1.58
R-3 1,000.00 1,166.23 6.84 1,000.00 1,018.55 6.37 1.27
R-4 1,000.00 1,167.51 5.82 1,000.00 1,019.49 5.42 1.08
R-5 1,000.00 1,167.75 5.17 1,000.00 1,020.09 4.82 0.96
MidCap Fund
Class A 1,000.00 1,232.64 5.11 1,000.00 1,020.29 4.62 0.92
Class C 1,000.00 1,227.46 9.86 1,000.00 1,016.01 8.92 1.78
Class J 1,000.00 1,233.47 4.33 1,000.00 1,020.98 3.92 0.78
Institutional 1,000.00 1,233.96 3.67 1,000.00 1,021.58 3.32 0.66
R-1 1,000.00 1,229.02 8.09 1,000.00 1,017.60 7.32 1.46
R-3 1,000.00 1,231.30 6.38 1,000.00 1,019.14 5.77 1.15
R-4 1,000.00 1,232.00 5.33 1,000.00 1,020.09 4.82 0.96
R-5 1,000.00 1,232.87 4.66 1,000.00 1,020.69 4.22 0.84
R-6 1,000.00 1,234.53 3.28 1,000.00 1,021.93 2.97 0.59
MidCap Growth Fund
Class J 1,000.00 1,181.32 4.94 1,000.00 1,020.34 4.57 0.91
Institutional 1,000.00 1,183.48 4.07 1,000.00 1,021.13 3.77 0.75
R-1 1,000.00 1,177.10 8.39 1,000.00 1,017.16 7.77 1.55
R-3 1,000.00 1,180.06 6.72 1,000.00 1,018.70 6.22 1.24
R-4 1,000.00 1,180.23 5.69 1,000.00 1,019.64 5.27 1.05
R-5 1,000.00 1,180.33 5.04 1,000.00 1,020.24 4.67 0.93
MidCap Growth Fund III
Class J 1,000.00 1,199.81 5.85 1,000.00 1,019.54 5.37 1.07
Institutional 1,000.00 1,202.36 4.33 1,000.00 1,020.93 3.97 0.79
R-1 1,000.00 1,195.14 9.11 1,000.00 1,016.56 8.37 1.67
R-3 1,000.00 1,197.94 7.43 1,000.00 1,018.10 6.82 1.36
R-4 1,000.00 1,199.47 6.40 1,000.00 1,019.05 5.87 1.17
R-5 1,000.00 1,200.75 5.75 1,000.00 1,019.64 5.27 1.05
MidCap S&P 400 Index Fund
Class J 1,000.00 1,216.06 2.09 1,000.00 1,022.97 1.91 0.38
Institutional 1,000.00 1,217.53 1.32 1,000.00 1,023.67 1.21 0.24
R-1 1,000.00 1,212.51 5.72 1,000.00 1,019.69 5.22 1.04
R-3 1,000.00 1,214.31 4.02 1,000.00 1,021.23 3.67 0.73
R-4 1,000.00 1,215.65 2.97 1,000.00 1,022.18 2.72 0.54
R-5 1,000.00 1,216.31 2.31 1,000.00 1,022.77 2.11 0.42
R-6 1,000.00 1,217.48 0.88 1,000.00 1,024.07 0.81 0.16
MidCap Value Fund I
Class A 1,000.00 1,187.47 5.93 1,000.00 1,019.44 5.47 1.09
Class J 1,000.00 1,189.02 4.74 1,000.00 1,020.54 4.37 0.87
Institutional 1,000.00 1,190.41 3.76 1,000.00 1,021.43 3.47 0.69
R-1 1,000.00 1,185.47 8.15 1,000.00 1,017.40 7.52 1.50
R-3 1,000.00 1,187.18 6.47 1,000.00 1,018.95 5.97 1.19
R-4 1,000.00 1,188.35 5.44 1,000.00 1,019.89 5.02 1.00
R-5 1,000.00 1,189.12 4.79 1,000.00 1,020.49 4.42 0.88
R-6 1,000.00 1,189.89 3.38 1,000.00 1,021.78 3.12 0.62
Money Market Fund
Class A 1,000.00 1,025.30 2.37 1,000.00 1,022.53 2.36 0.47
Class J 1,000.00 1,025.45 2.22 1,000.00 1,022.68 2.21 0.44

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Overseas Fund
Institutional $ 1,000.00 $ 1,129.70 $ 4.77 $ 1,000.00 $ 1,020.39 $ 4.52 0.90%
R-3 1,000.00 1,127.45 7.67 1,000.00 1,017.65 7.27 1.45
R-4 1,000.00 1,127.39 6.66 1,000.00 1,018.60 6.32 1.26
Principal Capital Appreciation Fund
Class A 1,000.00 1,225.66 4.15 1,000.00 1,021.13 3.77 0.75
Institutional 1,000.00 1,227.47 2.49 1,000.00 1,022.63 2.26 0.45
R-1 1,000.00 1,222.29 7.24 1,000.00 1,018.35 6.57 1.31
R-3 1,000.00 1,224.30 5.53 1,000.00 1,019.89 5.02 1.00
R-4 1,000.00 1,225.36 4.48 1,000.00 1,020.84 4.07 0.81
R-5 1,000.00 1,226.14 3.82 1,000.00 1,021.43 3.47 0.69
Principal LifeTime 2015 Fund
Institutional 1,000.00 1,101.60 0.10 1,000.00 1,024.76 0.10 0.02
R-1 1,000.00 1,098.10 4.64 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,098.53 3.03 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,099.82 2.04 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,100.95 1.41 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2020 Fund
Class A 1,000.00 1,110.64 1.84 1,000.00 1,023.12 1.76 0.35
Class J 1,000.00 1,112.38 0.84 1,000.00 1,024.07 0.81 0.16
Institutional 1,000.00 1,113.00 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,108.20 4.67 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,109.94 3.04 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,110.76 2.05 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,110.87 1.42 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,124.10 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,119.42 4.69 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,121.75 3.06 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,122.54 2.06 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,123.62 1.43 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2030 Fund
Class A 1,000.00 1,137.90 1.86 1,000.00 1,023.12 1.76 0.35
Class J 1,000.00 1,139.64 0.85 1,000.00 1,024.07 0.81 0.16
Institutional 1,000.00 1,139.76 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,135.51 4.67 1,000.00 1,020.49 4.42 0.88
R-3 1,000.00 1,137.38 3.03 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 1,138.37 2.02 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 1,138.91 1.38 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 1,153.40 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,148.39 4.70 1,000.00 1,020.49 4.42 0.88
R-3 1,000.00 1,149.21 3.05 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 1,150.41 2.03 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 1,150.96 1.39 1,000.00 1,023.57 1.31 0.26

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Principal LifeTime 2040 Fund
Class A $ 1,000.00 $ 1,167.60 $ 1.99 $ 1,000.00 $ 1,023.02 $ 1.86 0.37%
Class J 1,000.00 1,168.51 0.92 1,000.00 1,024.02 0.86 0.17
Institutional 1,000.00 1,169.47 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,164.21 4.74 1,000.00 1,020.49 4.42 0.88
R-3 1,000.00 1,165.82 3.07 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 1,166.90 2.05 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 1,168.03 1.40 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 1,181.24 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,175.69 4.76 1,000.00 1,020.49 4.42 0.88
R-3 1,000.00 1,177.65 3.09 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 1,178.80 2.06 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 1,179.77 1.41 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2050 Fund
Class A 1,000.00 1,188.34 2.07 1,000.00 1,022.97 1.91 0.38
Class J 1,000.00 1,188.80 1.09 1,000.00 1,023.87 1.01 0.20
Institutional 1,000.00 1,190.24 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,184.55 4.78 1,000.00 1,020.49 4.42 0.88
R-3 1,000.00 1,186.02 3.10 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 1,187.53 2.07 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 1,188.71 1.41 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 1,189.41 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,184.91 4.83 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,186.52 3.15 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,187.76 2.12 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,188.87 1.47 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 1,187.58 2.07 1,000.00 1,022.97 1.91 0.38
Institutional 1,000.00 1,190.19 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,184.92 4.83 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,186.26 3.15 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,188.35 2.12 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,188.48 1.47 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,189.26 0.16 1,000.00 1,024.71 0.15 0.03
R-1 1,000.00 1,184.40 4.89 1,000.00 1,020.39 4.52 0.90
R-3 1,000.00 1,186.61 3.21 1,000.00 1,021.93 2.97 0.59
R-4 1,000.00 1,186.93 2.17 1,000.00 1,022.87 2.01 0.40
R-5 1,000.00 1,188.26 1.52 1,000.00 1,023.47 1.41 0.28
Principal LifeTime 2070 Fund
Class J 1,000.00 1,189.95 1.63 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 1,189.54 0.27 1,000.00 1,024.61 0.25 0.05
R-1 1,000.00 1,183.61 5.05 1,000.00 1,020.24 4.67 0.93
R-3 1,000.00 1,186.27 3.37 1,000.00 1,021.78 3.12 0.62
R-4 1,000.00 1,188.09 2.34 1,000.00 1,022.73 2.16 0.43
R-5 1,000.00 1,187.90 1.69 1,000.00 1,023.32 1.56 0.31
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 1,101.39 0.89 1,000.00 1,024.02 0.86 0.17
Institutional 1,000.00 1,100.74 0.26 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,101.86 0.10 1,000.00 1,024.76 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2020 Fund
Class J $ 1,000.00 $ 1,113.21 $ 0.79 $ 1,000.00 $ 1,024.12 $ 0.75 0.15%
Institutional 1,000.00 1,113.31 0.26 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,113.63 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 1,123.85 0.74 1,000.00 1,024.17 0.70 0.14
Institutional 1,000.00 1,124.82 0.26 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,125.16 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 1,140.54 0.80 1,000.00 1,024.12 0.75 0.15
Institutional 1,000.00 1,141.21 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,140.65 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 1,153.79 0.86 1,000.00 1,024.07 0.81 0.16
Institutional 1,000.00 1,155.40 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,154.58 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 1,171.26 0.86 1,000.00 1,024.07 0.81 0.16
Institutional 1,000.00 1,172.61 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,172.63 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2045 Fund
Class J 1,000.00 1,184.84 0.98 1,000.00 1,023.97 0.91 0.18
Institutional 1,000.00 1,184.81 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,184.84 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2050 Fund
Class J 1,000.00 1,193.67 1.09 1,000.00 1,023.87 1.01 0.20
Institutional 1,000.00 1,194.90 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,195.08 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 1,193.72 1.42 1,000.00 1,023.57 1.31 0.26
Institutional 1,000.00 1,195.10 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,195.73 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 1,193.33 1.64 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 1,195.35 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,195.64 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 1,194.01 1.64 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 1,195.80 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,194.66 0.11 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2070 Fund
Class J 1,000.00 1,199.05 1.64 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 1,197.82 0.27 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,197.63 0.11 1,000.00 1,024.76 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid Income Fund
Class J $ 1,000.00 $ 1,098.64 $ 0.94 $ 1,000.00 $ 1,023.97 $ 0.91 0.18%
Institutional 1,000.00 1,098.99 0.26 1,000.00 1,024.61 0.25 0.05
R-6 1,000.00 1,099.06 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 1,098.11 1.98 1,000.00 1,022.97 1.91 0.38
Class J 1,000.00 1,098.65 0.89 1,000.00 1,024.02 0.86 0.17
Institutional 1,000.00 1,100.24 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 1,094.96 4.64 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,096.50 3.02 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,097.94 2.03 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,099.11 1.41 1,000.00 1,023.52 1.36 0.27
Real Estate Securities Fund
Class A 1,000.00 1,083.24 6.27 1,000.00 1,018.85 6.07 1.21
Class C 1,000.00 1,078.37 10.96 1,000.00 1,014.32 10.62 2.12
Class J 1,000.00 1,083.83 5.65 1,000.00 1,019.44 5.47 1.09
Institutional 1,000.00 1,084.96 4.46 1,000.00 1,020.59 4.32 0.86
R-1 1,000.00 1,080.57 8.69 1,000.00 1,016.51 8.42 1.68
R-3 1,000.00 1,082.25 7.09 1,000.00 1,018.05 6.87 1.37
R-4 1,000.00 1,083.54 6.11 1,000.00 1,019.00 5.92 1.18
R-5 1,000.00 1,084.00 5.49 1,000.00 1,019.59 5.32 1.06
R-6 1,000.00 1,085.25 4.20 1,000.00 1,020.84 4.07 0.81
SAM Balanced Portfolio
Class A 1,000.00 1,148.74 3.21 1,000.00 1,021.88 3.02 0.60
Class C 1,000.00 1,144.59 7.47 1,000.00 1,017.90 7.02 1.40
Class J 1,000.00 1,149.66 2.30 1,000.00 1,022.73 2.16 0.43
Institutional 1,000.00 1,151.04 1.55 1,000.00 1,023.42 1.46 0.29
R-1 1,000.00 1,145.58 6.19 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,148.04 4.54 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 1,148.43 3.53 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 1,149.13 2.89 1,000.00 1,022.18 2.72 0.54
SAM Conservative Balanced Portfolio
Class A 1,000.00 1,114.74 3.15 1,000.00 1,021.88 3.02 0.60
Class C 1,000.00 1,110.71 7.45 1,000.00 1,017.80 7.12 1.42
Class J 1,000.00 1,116.87 2.26 1,000.00 1,022.73 2.16 0.43
Institutional 1,000.00 1,116.91 1.63 1,000.00 1,023.32 1.56 0.31
R-1 1,000.00 1,111.62 6.09 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,113.42 4.47 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 1,114.08 3.47 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 1,115.75 2.84 1,000.00 1,022.18 2.72 0.54
SAM Conservative Growth Portfolio
Class A 1,000.00 1,175.70 3.25 1,000.00 1,021.88 3.02 0.60
Class C 1,000.00 1,171.05 7.61 1,000.00 1,017.85 7.07 1.41
Class J 1,000.00 1,176.16 2.33 1,000.00 1,022.73 2.16 0.43
Institutional 1,000.00 1,177.11 1.62 1,000.00 1,023.37 1.51 0.30
R-1 1,000.00 1,172.40 6.27 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,174.20 4.59 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 1,175.59 3.57 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 1,176.46 2.92 1,000.00 1,022.18 2.72 0.54

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
SAM Flexible Income Portfolio
Class A $ 1,000.00 $ 1,092.53 $ 3.12 $ 1,000.00 $ 1,021.88 $ 3.02 0.60%
Class C 1,000.00 1,089.20 7.32 1,000.00 1,017.85 7.07 1.41
Class J 1,000.00 1,094.55 2.24 1,000.00 1,022.73 2.16 0.43
Institutional 1,000.00 1,095.45 1.67 1,000.00 1,023.27 1.61 0.32
R-1 1,000.00 1,089.60 6.03 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,091.80 4.42 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 1,092.73 3.43 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 1,093.58 2.81 1,000.00 1,022.18 2.72 0.54
SAM Strategic Growth Portfolio
Class A 1,000.00 1,194.89 3.27 1,000.00 1,021.88 3.02 0.60
Class C 1,000.00 1,190.62 7.73 1,000.00 1,017.80 7.12 1.42
Class J 1,000.00 1,195.87 2.51 1,000.00 1,022.58 2.31 0.46
Institutional 1,000.00 1,197.43 1.64 1,000.00 1,023.37 1.51 0.30
R-1 1,000.00 1,191.72 6.32 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,193.85 4.64 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 1,194.81 3.60 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 1,195.69 2.95 1,000.00 1,022.18 2.72 0.54
Short-Term Income Fund
Class A 1,000.00 1,034.86 3.24 1,000.00 1,021.68 3.22 0.64
Class C 1,000.00 1,028.76 8.37 1,000.00 1,016.61 8.32 1.66
Class J 1,000.00 1,035.22 2.93 1,000.00 1,021.98 2.92 0.58
Institutional 1,000.00 1,035.09 2.18 1,000.00 1,022.73 2.16 0.43
R-1 1,000.00 1,030.82 6.36 1,000.00 1,018.60 6.32 1.26
R-3 1,000.00 1,033.27 4.80 1,000.00 1,020.14 4.77 0.95
R-4 1,000.00 1,033.37 3.84 1,000.00 1,021.08 3.82 0.76
R-5 1,000.00 1,033.96 3.24 1,000.00 1,021.68 3.22 0.64
SmallCap Fund
Class A 1,000.00 1,204.14 6.25 1,000.00 1,019.19 5.72 1.14
Class J 1,000.00 1,205.29 5.37 1,000.00 1,019.99 4.92 0.98
Institutional 1,000.00 1,206.27 4.61 1,000.00 1,020.69 4.22 0.84
R-1 1,000.00 1,200.86 8.86 1,000.00 1,016.81 8.12 1.62
R-3 1,000.00 1,203.92 7.18 1,000.00 1,018.35 6.57 1.31
R-4 1,000.00 1,203.90 6.14 1,000.00 1,019.29 5.62 1.12
R-5 1,000.00 1,205.08 5.48 1,000.00 1,019.89 5.02 1.00
R-6 1,000.00 1,206.68 4.11 1,000.00 1,021.13 3.77 0.75
SmallCap Growth Fund I
Class J 1,000.00 1,210.45 6.10 1,000.00 1,019.34 5.57 1.11
Institutional 1,000.00 1,210.98 5.33 1,000.00 1,020.04 4.87 0.97
R-1 1,000.00 1,205.81 9.38 1,000.00 1,016.36 8.57 1.71
R-3 1,000.00 1,207.94 7.69 1,000.00 1,017.90 7.02 1.40
R-4 1,000.00 1,210.20 6.65 1,000.00 1,018.85 6.07 1.21
R-5 1,000.00 1,209.97 5.99 1,000.00 1,019.44 5.47 1.09
R-6 1,000.00 1,211.11 4.62 1,000.00 1,020.69 4.22 0.84
SmallCap S&P 600 Index Fund
Class J 1,000.00 1,178.94 2.11 1,000.00 1,022.92 1.96 0.39
Institutional 1,000.00 1,179.70 1.14 1,000.00 1,023.82 1.06 0.21
R-1 1,000.00 1,175.21 5.62 1,000.00 1,019.69 5.22 1.04
R-3 1,000.00 1,177.09 3.95 1,000.00 1,021.23 3.67 0.73
R-4 1,000.00 1,177.82 2.92 1,000.00 1,022.18 2.72 0.54
R-5 1,000.00 1,179.22 2.28 1,000.00 1,022.77 2.11 0.42
R-6 1,000.00 1,180.26 0.87 1,000.00 1,024.07 0.81 0.16

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Beginning Account
Value November
1, 2023
Ending Account
Value April 30,
2024
Expenses Paid
During Period
November 1,
2023 to April 30,
2024
(a)
Annualized
Expense
Ratio
SmallCap Value Fund II
Class J $ 1,000.00 $ 1,179.61 $ 6.88 $ 1,000.00 $ 1,018.55 $ 6.37 1.27%
Institutional 1,000.00 1,180.13 5.20 1,000.00 1,020.09 4.82 0.96
R-1 1,000.00 1,175.86 9.74 1,000.00 1,015.91 9.02 1.80
R-3 1,000.00 1,178.12 8.07 1,000.00 1,017.45 7.47 1.49
R-4 1,000.00 1,178.70 7.04 1,000.00 1,018.40 6.52 1.30
R-5 1,000.00 1,180.16 6.40 1,000.00 1,019.00 5.92 1.18
R-6 1,000.00 1,181.47 5.04 1,000.00 1,020.24 4.67 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 1,073.02 4.54 1,000.00 1,020.49 4.42 0.88
Class C 1,000.00 1,069.38 9.36 1,000.00 1,015.81 9.12 1.82
Institutional 1,000.00 1,074.39 3.09 1,000.00 1,021.88 3.02 0.60
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,073.02 3.76 1,000.00 1,021.23 3.67 0.73
Class C 1,000.00 1,069.38 8.59 1,000.00 1,016.56 8.37 1.67
Institutional 1,000.00 1,074.39 2.32 1,000.00 1,022.63 2.26 0.45
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2023, January 2024, February
2024, March 2024, April 2024 and May 2024 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income.
As of these month ends, the estimated sources of these distributions were as follows:
December 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Diversified International Fund 59.89 0.00 40.11
Finisterre Emerging Markets Total Return Bond Fund 59.99 0.00 40.01
Global Emerging Markets Fund 14.05 0.00 85.95
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
Inflation Protection Fund 99.87 0.00 0.13
International Fund I 91.43 0.00 8.57
Overseas Fund 98.40 0.00 1.60
SAM Flexible Income Portfolio 99.52 0.00 0.48
January 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 91.75 0.00 8.25
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 72.43 0.00 27.57
February 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 62.21 0.00 37.79
March 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 77.16 0.00 22.84
April 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
April 2024
Fund Net Income Realized Gain Capital Sources
Core Plus Bond Fund 83.17 0.00 16.83
Diversified Income Fund 2.56 0.00 97.44
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 36.54 0.00 63.46
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 81.31 0.00 18.69
May 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 84.80 0.00 15.20
Diversified Income Fund 8.72 0.00 91.28
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 39.39 0.00 60.61
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 81.03 0.00 18.97

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
Member, 15(c) Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services)
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
Member, Nominating and Governance
Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Thomas A. Swank
Board Member since 2024
Member, Operations Committee
1960
Chief Executive Officer and
President, Wellabe (formerly,
American Enterprise Group,
Inc.) (life and health insurance) from 2015-2023
126 Wellabe (formerly, American
Enterprise Group, Inc.) 2015-present
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
President and Chief Executive Officer – Principal
Asset Management
~
SM
since 2024
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management
~
SM
(2023)
Senior Executive Director and Chief Operating
Officer – Principal Asset Management
~
SM
(2019-
2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
Member, Executive Committee
1964
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Counsel (2021)
Transamerica
Tax Counsel (2016-2021)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Senior Director – Fund Accounting since 2024
Director – Fund Accounting (2016-2024)
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer since 2016
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Senior Director – Fund Administration since 2024
Director – Accounting (2020-2024)
Assistant Director – Accounting (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary– Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance since 2024
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Senior Director – Fund Tax 2024
Director – Accounting (2019–2024)
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated March 1, 2024 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO 64121-
9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form
N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.sec.gov. In addition, the first and third quarter portfolio holdings are available at www.PrincipalAM.com.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the SEC monthly on Form N-MFP.
Form N-MFP is available on the SEC website at www.sec.gov. In addition, the monthly portfolio holdings are available for Government Money
Market Fund and Money Market Fund at www.PrincipalAM.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 13, 2024 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2023 through December 31, 2023
(the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management
Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended an amended and restated
sub-advisory agreement Principal Global Investors, LLC (the “Manager”) and AllianceBernstein L.P with respect to the SmallCap Growth Fund
I; (2) a sub-advisory agreement between the Manager and Los Angeles Capital LLC with respect to the MidCap Value Fund I; and (3) approval of amended and restated sub-advisory agreements with various affiliated sub-advisors with respect to International Fund I, Diversified Income
Fund, High Income Fund, Global Real Estate Securities Fund and the Real Estate Securities Fund.
Approval of Amended and Restated Sub-Advisory Agreement for SmallCap Growth Fund I
On December 12, 2023, the Board of Directors of PFI met to consider for the SmallCap Growth Fund I (the “Fund”) the approval of an amended and restated sub-advisory agreement (the “Sub-Advisory Agreement”) between Manager and AllianceBernstein L.P. (the “Sub-Advisor”) in
connection with a proposal to amend the sub-advisory fee schedule to reduce the sub-advisory fee rate payable at certain asset levels and to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Fund’s Sub-Advisory Agreement and noted
that because the sub-advisory fee was paid by the Manager, the amendment to the sub-advisory fee schedule would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-
Advisory Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended and restated Sub-Advisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended and restated Sub-
Advisory Agreement.
Approval of Amended and Restated Sub-Advisory Agreement for MidCap Value Fund I
On December 12, 2023, the Board of Directors of PFI met to consider for the MidCap Value Fund I (the “Fund”) the approval of a new sub-
advisory agreement (the “New Sub-Advisory Agreement”) between Manager and Los Angeles Capital Management LLC (the “Sub-Advisor”)
with respect to the Fund.
The New Sub-Advisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Sub-Advisor that is expected to be effective on or about January 1, 2024. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current sub-advisory agreement between the Manager and the Sub-Advisor (the “Current Sub-Advisory
Agreement”), causing the Current Sub-Advisory Agreement to terminate automatically. The Manager proposed that the Board of Directors approve the New Sub-Advisory Agreement to take effect upon the termination of the Current Sub-Advisory Agreement in order to allow the Sub-
Advisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Current Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Current Sub-Advisory Agreement were reasonable and that approval of the Current Sub-
Advisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management team, investment philosophy or process at the Sub-Advisor and that the change in ownership was not expected to impact the nature, quality or extent of services that the Sub-Advisor provides to the Fund. The Board also noted the Manager’s statement that the New Sub-Advisory Agreement for the Fund would be identical to the Current Sub-Advisory Agreement in all material respects (including the sub-advisory fee schedule).
Based upon all of the information considered, the Independent Directors concluded that it was in the best interests of the Fund to approve the
New Sub-Advisory Agreement to take effect following the change in control of the Sub-Advisor and, accordingly, recommended to the Board of
Directors the approval of the New Sub-Advisory Agreement.

Approval of Amended and Restated Sub-Advisory Agreements for International Fund I, Diversified Income Fund, High Income Fund,
Global Real Estate Securities Fund and Real Estate Securities Fund
On December 12, 2023, the Board of Directors of Principal PFI met to consider:
For International Fund I (a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Origin Asset Management LLP (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-
financial terms of the Sub-Advisory Agreement;
For Diversified Income Fund and High Income Fund (each a “Fund”), the approval of an amended and restated sub-advisory agreement (a
“Sub-Advisory Agreement”) between the Manager and Post Advisory Group, LLC (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement;
For Diversified Income Fund, Global Real Estate Securities Fund and Real Estate Securities Fund (each a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (a “Sub-
Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement; and
For Diversified Income Fund (a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and Spectrum Asset Management, Inc. (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Sub-Advisory Agreements and noted that because the proposed amendments related only to non-financial terms of the Sub-Advisory Agreements and because sub-advisory fees were paid by the Manager, the amendments would not change the management fee rates paid by the Funds. The Board noted the Manager's statement that the amendments were intended to update certain language in the Sub-Advisory Agreements to conform to the current sub-advisory agreement template. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Sub-Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory
Agreement would remain the same in all material respects.
The Board considered that they had last approved each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of each Sub-Advisory Agreement were reasonable and that approval of each
Sub-Advisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended and restated Sub-Advisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended and restated Sub-Advisory Agreements.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV942SAR-03 | 06/2024 | 2904786-6/2023

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b)
Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as Exhibit
99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	6/14/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	6/14/2024

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	6/14/2024